UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

August 31, 2007

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
LWAS/DFA U.S. High Book to Market Portfolio
DFA International Value Portfolio
DFA International Value Portfolio II
DFA International Value Portfolio III
DFA International Value Portfolio IV
U.S. Large Company Institutional Index Portfolio
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
U.S. Small Cap Value Portfolio II
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio
Global Equity Portfolio
Global 60/40 Portfolio
Global 25/75 Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DFA Investment Dimensions Group Inc.

Schedules of Investments
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
Emerging Markets Core Equity Portfolio
DFA Five-Year Global Fixed Income Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of August 31, 2007.
(y)	The rate shown is the effective yield.
(t)	Face Amount Denominated in Australian Dollars.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in Great British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
—	Amounts designated as — are either zero or rounded to zero.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

August 31, 2007

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO II

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	23,137,882	$522,221,997
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $417,962,350)##		$522,221,997

U.S. LARGE CAP VALUE PORTFOLIO III

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	76,532,532	$1,727,339,247
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $1,286,050,272)##		$1,727,339,247

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	5,517,330	$124,526,138
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $77,408,251)##		$124,526,138

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

August 31, 2007

(Unaudited)

DFA INTERNATIONAL VALUE PORTFOLIO

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	247,783,097	$5,909,626,863
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $4,119,790,119)##		$5,909,626,863

DFA INTERNATIONAL VALUE PORTFOLIO II

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	30,839,300	$735,517,305
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $492,390,587)##		$735,517,305

DFA INTERNATIONAL VALUE PORTFOLIO III

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	48,175,257	$1,148,979,879
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $620,224,267)##		$1,148,979,879

DFA INTERNATIONAL VALUE PORTFOLIO IV

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	30,770,013	$733,864,810
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $484,664,382)##		$733,864,810

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

August 31, 2007

(Unaudited)

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$962,375,286
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $673,571,055)##	$962,375,286

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
The DFA Investment Trust Company	$1,151,436,228
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $868,730,312)##	$1,151,436,288

EMERGING MARKETS PORTFOLIO II

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$282,738,314
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $243,826,370)##	$282,738,314

U.S. SMALL CAP VALUE PORTFOLIO II

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Value Series of
The DFA Investment Trust Company	27,172,127	$621,969,987
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANY
(Cost $490,895,767)##		$621,969,987

3

Dimensional Investment Group, Inc.

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Face Amount	Value †
	(000)

UNITED STATES — (99.4%)
AGENCY OBLIGATIONS — (7.1%)
Federal Home Loan Bank Discount Notes
5.090%, 09/11/07	$6,800	$6,793,588

BONDS — (9.4%)
(r) American Express Centurion Series Floating Rate Note
5.561%, 06/12/09	2,100	2,098,398
General Electric Capital Corp. Floating Rate Note
(r) 5.320%, 10/24/08	2,400	2,395,963
Wachovia Corp. Floating Rate Note
(r) 5.370%, 10/28/08	2,400	2,398,075
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	2,200	2,200,361
TOTAL BONDS		9,092,797

CERTIFICATES OF DEPOSITS — (6.7%)
Barclays Bank
5.330%, 11/05/07	2,000	2,000,000
Credit Suisse
5.420%, 09/24/07	2,400	2,400,000
UBS AG
5.445%, 10/24/07	2,000	2,000,000
TOTAL CERTIFICATES OF DEPOSITS		6,400,000

COMMERCIAL PAPER — (76.2%)
Abbey National North America
5.240%, 09/04/07	2,400	2,400,000
Alfa Corp.
5.280%, 09/06/07	2,000	1,999,399
AstraZeneca P.L.C.
5.420%, 09/25/07	2,500	2,492,037
Bank of America Corp.
5.260%, 09/25/07	2,100	2,093,275
BASF AG
5.240%, 09/24/07	2,400	2,392,717
BNP Paribas Finance, Inc.
5.360%, 09/27/07	2,400	2,391,603
Cafco LLC
5.750%, 09/04/07	1,500	1,500,000

4

Caisse Centrale Du Credit Mutuel
5.430%, 11/26/07	$800	$789,388
5.450%, 11/26/07	1,700	1,677,449
CBA (DE) Finance, Inc.
5.440%, 09/28/07	1,700	1,693,786
CBA (Delaware) Finance, Inc.
5.270%, 09/10/07	1,000	998,486
CC (USA), Inc.
5.290%, 10/16/07	2,400	2,380,935
Ciesco L.P.
5.300%, 09/13/07	500	498,845
Danske Corp.
5.500%, 09/14/07	2,400	2,394,891
Deutsche Bank Financial
5.300%, 09/04/07	1,100	1,100,000
Dexia Delaware LLC
5.480%, 09/14/07	2,400	2,394,891
Electricite de France
5.280%, 09/28/07	700	697,441
Govco, Inc.
5.450%, 09/04/07	2,400	2,400,000
HBOS Treasury Services P.L.C.
5.255%, 09/19/07	800	798,177
5.430%, 10/29/07	1,700	1,684,729
MetLife Funding, Inc.
5.270%, 09/04/07	2,000	2,000,000
MetLife, Inc.
5.350%, 10/19/07	2,400	2,381,952
New Center Asset Trust
5.280%, 09/04/07	2,400	2,400,000
Nordea North America, Inc.
5.520%, 10/01/07	2,400	2,390,034
Nstar Electric Co.
5.270%, 09/05/07	2,400	2,399,639
NYSE Euronext
5.340%, 09/06/07	2,400	2,399,283
Rabobank USA Financial Corp.
5.260%, 09/04/07	1,200	1,200,000
5.300%, 09/26/07	1,300	1,295,656
Royal Bank of Scotland P.L.C.
5.375%, 09/12/07	2,400	2,395,631
Sheffield Receivables Corp.
5.320%, 09/04/07	1,400	1,400,000
5.360%, 09/11/07	1,000	998,740
Sigma Finance Corp.
5.290%, 10/09/07	2,400	2,383,776
Societe Generale North America
5.450%, 09/27/07	1,800	1,793,703
5.400%, 10/11/07	900	894,366
Southern Co.
5.280%, 09/12/07	2,400	2,395,607
Swedish Export Credit Corp.
5.440%, 09/18/07	2,400	2,394,905

5

Total Capital SA
5.300%, 10/01/07	$2,000	$1,991,740
UBS Finance Delaware, Inc.
5.310%, 09/17/07	2,400	2,395,278
US Central Credit Union
5.300%, 09/14/07	2,400	2,394,891
Windmill Funding Corp.
5.330%, 09/06/07	500	499,820
TOTAL COMMERCIAL PAPER		73,183,070

TOTAL — UNITED STATES		95,469,455

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $600,000 FNMA 5.50%, 03/01/37, valued at $572,460) to be repurchased at $563,325	563	$563,000

TOTAL INVESTMENTS - (100.0%) (Cost $96,030,498)##		$96,032,455

6

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Face Amount	Value †
	(000)

AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank Discount Notes
5.000%, 09/07/07	$14,400	$14,394,182
5.130%, 09/11/07	1,300	1,298,774
Federal Home Loan Bank Discount Notes
5.150%, 09/05/07	12,200	12,198,353
5.160%, 09/05/07	3,800	3,799,487
5.090%, 09/11/07	15,300	15,285,572
4.650%, 09/18/07	20,900	20,860,583
4.620%, 09/19/07	9,300	9,281,205
4.783%, 09/28/07	10,900	10,859,451
4.873%, 10/26/07	8,000	7,943,952
TOTAL AGENCY OBLIGATIONS		95,921,559

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $570,000 FNMA 5.50%, 03/01/37, valued at $543,837) to be repurchased at $535,309	535	$535,000

TOTAL INVESTMENTS - (100.0%) (Cost $96,424,320)##		$96,456,559

7

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	28,563,279	$346,758,207
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	24,871,325	299,202,040
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	20,675,872	289,875,725
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	3,298,932	56,312,769
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	2,410,223	54,398,733
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	2,768,714	53,242,370
Investment in The DFA International Value Series of
The DFA Investment Trust Company	1,207,882	28,807,986
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	748,510	21,639,424
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc.	756,490	19,532,572
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company		12,828,346
Investment in Dimensional Emerging Markets Value Fund Inc.	136,068	8,127,342
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		7,936,727
Investment in The Emerging Markets Series of
The DFA Investment Trust Company		6,221,960
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		3,509,746
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		3,350,696
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		2,801,544
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,911,310

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $1,029,462,800)		1,216,457,497

TEMPORARY CASH INVESTMENTS - (0.1%)
BlackRock Liquidity Funds Tempcash
Portfolio—Institutional Shares	1,560,651	1,560,651
(Cost $1,560,651)

TOTAL INVESTMENTS - (100.0%) (Cost $1,031,023,451)##		$1,218,018,148

8

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	12,757,171	$134,333,011
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc.	12,335,442	134,332,963
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	10,850,452	131,724,487
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	7,049,321	98,831,480
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	8,012,037	96,384,805
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	968,315	18,620,697
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	630,259	14,224,946
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	828,055	14,134,899
Investment in The DFA International Value Series of
The DFA Investment Trust Company	377,152	8,995,075
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	236,873	6,847,998
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc.	252,099	6,509,196
Investment in The Emerging Markets Series of
The DFA Investment Trust Company		2,030,043
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		1,922,314
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company		1,676,513
Investment in Dimensional Emerging Markets Value Fund Inc.	27,324	1,632,063
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		1,089,533
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		937,101
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		743,424
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		409,061

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $593,526,605)		675,379,609

TEMPORARY CASH INVESTMENTS - (0.0%)
BlackRock Liquidity Funds Tempcash
Portfolio—Institutional Shares	143,204	143,204
(Cost $143,204)

TOTAL INVESTMENTS - (100.0%) (Cost $593,669,809)##		$675,522,813

9

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANIES - (99.7%)
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc.	4,582,488	$49,903,294
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	4,739,153	49,903,281
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	1,320,581	16,031,853
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	700,063	9,814,883
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	449,110	5,402,793
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	103,952	1,998,997
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	17,948	518,877

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $124,303,855)		133,573,978

TEMPORARY CASH INVESTMENTS- (0.3%)
BlackRock Liquidity Funds Tempcash
Portfolio—Institutional Shares
(Cost $348,244)	348,244	348,244

TOTAL INVESTMENTS - (100.0%) (Cost $124,652,099)##		$133,922,222

10

Organizational Note

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At August 31, 2007, the Fund consisted of sixteen investment portfolios, of which two are stand-alone funds. Eleven are “Feeder Funds” in a master-feeder structure, and three are “Fund-of-Funds”. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund primarily invests in a corresponding Master Fund. Master Fund shares held by the following Feeder Funds (U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, LWAS/DFA U.S. High Book to Market Portfolio, DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA International Value Portfolio IV, and U.S. Small Cap Value Portfolio II) are valued at their respective Master Fund’s daily net asset values. For the other following Feeder Funds (U.S. Large Company Institutional Index Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, and Emerging Markets Portfolio II), their investments reflect each of their proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At August 31, 2007, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$426,743,604
U.S. Large Cap Value Portfolio III	1,297,775,832
LWAS/DFA U.S. High Book to Market Portfolio	88,098,811
DFA International Value Portfolio	4,159,493,417
DFA International Value Portfolio II	508,549,651
DFA International Value Portfolio III	630,802,456
DFA International Value Portfolio IV	519,171,835
U.S. Large Company Institutional Index Portfolio	688,429,683
Tax-Managed U.S. Marketwide Value Portfolio II	868,880,177
Emerging Markets Portfolio II	243,860,583
U.S. Small Cap Value Portfolio II	514,281,129
LWAS/DFA Two-Year Fixed Income Portfolio	96,030,498
LWAS/DFA Two-Year Government Portfolio	96,429,932
Global Equity Portfolio	1,031,302,456
Global 60/40 Portfolio	594,038,965
Global 25/75 Portfolio	124,895,806

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.1%)
Consumer Discretionary — (8.7%)
	Abercrombie & Fitch Co.	29,319	$2,307,405
* #	Amazon.com, Inc.	103,331	8,257,180
*	Apollo Group, Inc. Class A	46,495	2,727,862
*	AutoNation, Inc.	50,197	952,739
*	Autozone, Inc.	15,872	1,925,115
*	Bed Bath and Beyond, Inc.	91,000	3,152,240
#	Best Buy Co., Inc.	134,498	5,911,187
* #	Big Lots, Inc.	36,378	1,082,973
#	Black & Decker Corp.	21,916	1,901,213
	Brunswick Corp.	30,022	755,053
	Carnival Corp.	146,987	6,701,137
	CBS Corp. Class B	243,387	7,669,124
	Centex Corp.	39,684	1,147,264
	Circuit City Stores, Inc.	45,948	499,914
	Clear Channel Communications, Inc.	164,917	6,144,807
*	Coach, Inc.	123,307	5,490,861
*	Comcast Corp. Class A	1,033,968	26,976,225
	D.R. Horton, Inc.	90,793	1,371,882
	Darden Restaurants, Inc.	46,973	1,954,077
	Dillards, Inc. Class A	20,236	480,403
	Disney (Walt) Co.	658,390	22,121,904
	Dow Jones & Co., Inc.	21,713	1,282,153
	E.W. Scripps Co.	27,695	1,138,265
#	Eastman Kodak Co.	95,584	2,549,225
	Family Dollar Stores, Inc.	50,105	1,467,074
* #	Ford Motor Co.	689,295	5,383,394
	Fortune Brands, Inc.	50,752	4,216,984
	Gannett Co., Inc.	77,967	3,664,449
	Gap, Inc.	176,147	3,304,518
	General Motors Corp.	187,966	5,778,075
	Genuine Parts Co.	56,607	2,812,236
*	Goodyear Tire & Rubber Co.	68,543	1,895,899
#	H&R Block, Inc.	107,291	2,128,653
#	Harley-Davidson, Inc.	85,571	4,602,864
	Harman International Industries, Inc.	21,644	2,454,213
	Harrah’s Entertainment, Inc.	62,024	5,319,798
#	Hasbro, Inc.	52,951	1,493,748
	Hilton Hotels Corp.	129,495	5,950,295
#	Home Depot, Inc.	655,903	25,127,644

*	IAC/InterActiveCorp	72,596	$2,017,443
	International Game Technology	110,452	4,215,953
* #	Interpublic Group of Companies, Inc.	155,786	1,705,857
	J.C. Penney Co., Inc.	74,748	5,139,672
	Johnson Controls, Inc.	65,552	7,413,931
#	Jones Apparel Group, Inc.	36,180	694,294
#	KB Home	25,523	774,368
* #	Kohl’s Corp.	107,191	6,356,426
	Leggett & Platt, Inc.	58,855	1,200,642
	Lennar Corp. Class A	46,260	1,307,770
	Limited Brands, Inc.	113,703	2,633,361
#	Liz Claiborne, Inc.	34,729	1,186,690
#	Lowe’s Companies, Inc.	500,043	15,531,336
	Macy’s, Inc.	152,707	4,843,866
	Marriott International, Inc. Class A	109,107	4,846,533
	Mattel, Inc.	130,685	2,826,717
	McDonald’s Corp.	396,661	19,535,554
#	McGraw-Hill Companies, Inc.	114,027	5,753,802
	Meredith Corp.	12,942	723,458
	Newell Rubbermaid, Inc.	92,663	2,389,779
	News Corp. Class A	773,872	15,655,431
	NIKE, Inc. Class B	125,965	7,096,868
#	Nordstrom, Inc.	74,574	3,587,009
*	Office Depot, Inc.	91,861	2,246,001
	OfficeMax, Inc.	25,032	889,137
	Omnicom Group, Inc.	109,906	5,597,513
	Polo Ralph Lauren Corp.	20,358	1,537,843
	Pulte Homes, Inc.	70,586	1,174,551
#	RadioShack Corp.	45,038	1,070,553
* #	Sears Holdings Corp.	27,358	3,927,514
	Sherwin-Williams Co.	36,370	2,509,894
	Snap-On, Inc.	19,260	943,355
	Staples, Inc.	237,631	5,643,736
* #	Starbucks Corp.	246,120	6,780,606
	Starwood Hotels & Resorts Worldwide, Inc.	71,466	4,368,002
	Target Corp.	282,904	18,651,861
*	The DIRECTV Group, Inc.	256,158	5,976,166
#	The New York Times Co. Class A	47,814	1,050,952
	The Stanley Works	27,702	1,571,811
	The TJX Companies, Inc.	151,128	4,607,893
	Tiffany & Co.	45,430	2,331,922
	Time Warner, Inc.	1,257,711	23,871,355
	Tribune Co.	28,076	773,494
*	Tyco Electronics, Ltd.	164,666	5,741,903
	V.F. Corp.	29,601	2,363,640
*	Viacom, Inc. Class B	228,960	9,034,762
	Wendy’s International, Inc.	28,989	953,448
	Whirlpool Corp.	26,220	2,527,870
	Wyndham Worldwide Corp.	60,569	1,932,151
	Yum! Brands, Inc.	174,031	5,694,294
Total Consumer Discretionary			431,309,039

Consumer Staples — (8.3%)
#	Altria Group, Inc.	698,797	$48,503,500
	Anheuser-Busch Companies, Inc.	252,440	12,470,536
	Archer-Daniels-Midland Co.	216,867	7,308,418
#	Avon Products, Inc.	145,808	5,008,505
#	Brown-Forman Corp. Class B	26,182	1,873,584
	Campbell Soup Co.	72,086	2,721,247
#	Clorox Co.	50,422	3,015,236
	Coca-Cola Co.	667,679	35,907,777
	Coca-Cola Enterprises, Inc.	92,678	2,207,590
#	Colgate-Palmolive Co.	169,941	11,270,487
	ConAgra, Inc.	165,488	4,254,696
* #	Constellation Brands, Inc. Class A	64,186	1,552,017
#	Costco Wholesale Corp.	148,396	9,163,453
	CVS Caremark Corp.	512,818	19,394,777
	Dean Foods Co.	43,190	1,160,083
	Estee Lauder Companies, Inc.	39,199	1,630,286
	General Mills, Inc.	115,077	6,430,503
	Heinz (H.J.) Co.	107,929	4,866,519
	Kellogg Co.	83,226	4,571,604
#	Kimberly-Clark Corp.	141,713	9,734,266
	Kraft Foods, Inc.	532,962	17,086,762
	McCormick & Co., Inc.	43,253	1,550,188
	Molson Coors Brewing Co.	15,730	1,407,206
	Pepsi Bottling Group, Inc.	43,709	1,511,894
	PepsiCo, Inc.	541,204	36,818,108
	Procter & Gamble Co.	1,046,221	68,328,694
#	Reynolds American, Inc.	56,846	3,758,658
#	Safeway, Inc.	146,719	4,655,394
	Sara Lee Corp.	244,061	4,056,294
	SUPERVALU, Inc.	69,043	2,910,162
	Sysco Corp.	205,313	6,853,348
#	The Hershey Co.	56,956	2,648,454
	The Kroger Co.	235,217	6,252,068
	Tyson Foods, Inc. Class A	83,991	1,810,006
	UST, Inc.	53,215	2,622,435
#	Walgreen Co.	332,522	14,986,767
	Wal-Mart Stores, Inc.	805,426	35,140,736
#	Whole Foods Market, Inc.	46,968	2,078,804
#	Wrigley (Wm.) Jr. Co.	71,634	4,172,681
Total Consumer Staples			411,693,743

Energy — (9.8%)
	Anadarko Petroleum Corp.	154,137	7,549,630
	Apache Corp.	110,026	8,513,812
	Baker Hughes, Inc.	106,430	8,925,220
	BJ Services Co.	97,459	2,417,958
#	Chesapeake Energy Corp.	136,041	4,388,683
#	Chevron Corp.	714,078	62,667,485
	ConocoPhillips	543,024	44,468,235
#	CONSOL Energy, Inc.	60,499	2,412,700
	Devon Energy Corp.	147,787	11,129,839

	El Paso Corp.	232,652	$3,692,187
#	ENSCO International, Inc.	49,533	2,685,679
#	EOG Resources, Inc.	81,266	5,474,078
	Exxon Mobil Corp.	1,871,638	160,455,526
	Halliburton Co.	303,690	10,504,637
	Hess Corp.	90,656	5,563,559
	Marathon Oil Corp.	227,905	12,281,800
	Murphy Oil Corp.	62,504	3,808,994
* #	Nabors Industries, Ltd.	93,533	2,767,641
* #	National-Oilwell, Inc.	59,010	7,553,280
	Noble Corp.	89,056	4,369,087
	Occidental Petroleum Corp.	277,032	15,704,944
	Peabody Energy Corp.	88,035	3,742,368
	Rowan Companies, Inc.	36,760	1,379,970
#	Schlumberger, Ltd.	391,574	37,786,891
	Smith International, Inc.	66,606	4,463,268
	Spectra Energy Corp.	209,923	4,880,710
	Sunoco, Inc.	40,350	2,951,199
	The Williams Companies, Inc.	198,968	6,168,008
* #	Transocean, Inc.	95,736	10,060,896
	Valero Energy Corp.	182,400	12,496,224
* #	Weatherford International, Ltd.	112,068	6,542,530
#	XTO Energy, Inc.	127,372	6,923,942
Total Energy			484,730,980

Financials — (16.6%)
	Ace, Ltd.	108,164	6,247,553
	AFLAC, Inc.	162,515	8,663,675
	Allstate Corp.	201,809	11,049,043
#	AMBAC Financial Group, Inc.	33,864	2,127,336
#	American Capital Strategies, Ltd.	58,658	2,421,989
	American Express Co.	394,914	23,149,859
	American International Group, Inc.	861,928	56,887,248
	Ameriprise Financial, Inc.	78,160	4,768,542
	AON Corp.	97,550	4,225,866
	Assurant, Inc.	32,968	1,699,171
#	Bank of America Corp.	1,474,437	74,724,467
#	Bank of New York Mellon Corp.	375,274	15,172,328
	BB&T Corp.	180,265	7,161,928
	Bear Stearns Companies, Inc.	39,548	4,297,286
	Capital One Financial Corp.	137,294	8,877,430
* #	CB Richard Ellis Group, Inc.	62,296	1,838,978
	Chubb Corp.	133,389	6,820,180
	Cincinnati Financial Corp.	57,040	2,403,666
	CIT Group, Inc.	63,719	2,393,923
	Citigroup, Inc.	1,643,441	77,044,514
#	CME Group, Inc.	18,378	10,196,114
	Comerica, Inc.	51,811	2,890,018
	Commerce Bancorp, Inc.	63,582	2,335,367
	Compass Bancshares, Inc.	43,760	2,859,716
#	Countrywide Financial Corp.	197,152	3,913,467
*	Discover Financial Services	175,082	4,051,397

* #	E*TRADE Financial Corp.	141,824	$2,209,618
	Federal Home Loan Mortgage Corporation	219,794	13,541,508
	Federal National Mortgage Association	323,292	21,211,188
	Federated Investors, Inc.	29,427	1,033,182
	Fifth Third Bancorp	182,761	6,522,740
#	First Horizon National Corp.	41,778	1,281,749
#	Franklin Resources, Inc.	54,739	7,212,958
	Genworth Financial, Inc.	147,079	4,262,349
	Hartford Financial Services Group, Inc.	105,209	9,354,132
#	Hudson City Bancorp, Inc.	160,983	2,289,178
	Huntington Bancshares, Inc.	121,384	2,089,019
#	Janus Capital Group, Inc.	58,265	1,549,266
	JPMorgan Chase & Co.	1,134,995	50,529,977
	KeyCorp	130,338	4,340,255
#	Legg Mason, Inc.	43,693	3,793,426
#	Lehman Brothers Holdings, Inc.	176,960	9,702,717
	Lincoln National Corp.	89,963	5,476,947
	Loews Corp.	148,092	6,961,805
	M&T Bank Corp.	25,173	2,665,317
	Marsh & McLennan Companies, Inc.	184,536	4,917,884
#	Marshall & Ilsley Corp.	86,087	3,762,863
	MBIA, Inc.	43,457	2,607,420
	Merrill Lynch & Co., Inc.	289,321	21,322,958
	MetLife, Inc.	246,396	15,781,664
#	MGIC Investment Corp.	27,598	832,356
#	Moody’s Corp.	76,413	3,503,536
	Morgan Stanley	350,165	21,839,791
	National City Corp.	191,294	5,147,722
#	Northern Trust Corp.	62,691	3,852,989
	PNC Financial Services Group	114,597	8,064,191
	Principal Financial Group, Inc.	88,971	4,937,001
#	Progressive Corp.	244,606	4,975,286
	Prudential Financial, Inc.	155,357	13,947,951
	Regions Financial Corp.	234,136	7,328,457
	SAFECO Corp.	35,278	2,046,830
	Schwab (Charles) Corp.	313,572	6,208,726
	SLM Corp.	136,691	6,872,823
	Sovereign Bancorp, Inc.	119,976	2,169,166
#	State Street Corp.	131,943	8,096,022
	SunTrust Banks, Inc.	118,487	9,330,851
	Synovus Financial Corp.	108,637	3,000,554
	T. Rowe Price Group, Inc.	88,250	4,528,990
#	The Goldman Sachs Group, Inc.	135,713	23,886,845
	The Travelers Companies, Inc.	220,611	11,149,680
	Torchmark Corp.	31,729	1,953,237
	U.S. Bancorp	577,686	18,688,142
	Unum Group	119,873	2,933,292
#	Wachovia Corp.	635,706	31,136,880
	Washington Mutual, Inc.	295,378	10,846,280
#	Wells Fargo & Co.	1,109,621	40,545,551
#	XL Capital, Ltd.	61,779	4,707,560
	Zions Bancorporation	36,545	2,580,077
Total Financials			817,751,967

Health Care — (10.3%)
	Abbott Laboratories	511,780	$ 26,566,500
	Aetna, Inc.	171,572	8,734,731
	Allergan, Inc.	102,168	6,131,102
	AmerisourceBergen Corp.	59,861	2,864,349
*	Amgen, Inc.	361,067	18,093,067
	Applera Corp. - Applied Biosystems Group	60,984	1,927,704
	Bard (C.R.), Inc.	34,310	2,861,111
*	Barr Laboratories, Inc.	36,462	1,855,187
	Bausch & Lomb, Inc.	18,052	1,140,886
	Baxter International, Inc.	216,464	11,853,569
	Becton Dickinson & Co.	81,395	6,262,531
*	Biogen Idec, Inc.	94,939	6,059,007
*	Boston Scientific Corp.	394,230	5,057,971
	Bristol-Myers Squibb Co.	653,883	19,060,689
	Cardinal Health, Inc.	127,797	8,738,759
*	Celgene Corp.	126,219	8,104,522
	Cigna Corp.	95,619	4,941,590
*	Coventry Health Care, Inc.	51,941	2,979,855
*	Covidien, Ltd.	164,666	6,558,647
	Eli Lilly & Co.	327,800	18,799,330
* #	Express Scripts, Inc.	85,667	4,690,268
*	Forest Laboratories, Inc.	105,607	3,973,991
* #	Genzyme Corp.	87,333	5,450,453
*	Gilead Sciences, Inc.	310,262	11,284,229
*	Hospira, Inc.	51,767	2,000,795
*	Humana, Inc.	55,829	3,578,081
	IMS Health, Inc.	65,199	1,952,058
	Johnson & Johnson	962,373	59,465,028
* #	King Pharmaceuticals, Inc.	80,955	1,216,754
*	Laboratory Corp. of America Holdings	39,071	3,034,254
	Manor Care, Inc.	24,310	1,553,166
	McKesson Corp.	98,144	5,614,818
*	Medco Health Solutions, Inc.	93,074	7,953,173
#	Medtronic, Inc.	382,603	20,216,743
	Merck & Co., Inc.	720,070	36,125,912
*	Millipore Corp.	17,933	1,249,571
	Mylan Laboratories, Inc.	82,534	1,246,263
*	Patterson Companies, Inc.	46,226	1,700,192
	PerkinElmer, Inc.	39,789	1,090,617
	Pfizer, Inc.	2,331,799	57,921,887
	Quest Diagnostics, Inc.	52,497	2,874,211
#	Schering-Plough Corp.	494,845	14,855,247
*	St. Jude Medical, Inc.	112,406	4,897,529
	Stryker Corp.	99,218	6,627,762
* #	Tenet Healthcare Corp.	157,159	532,769
*	Thermo Fisher Scientific, Inc.	140,184	7,602,178
	UnitedHealth Group, Inc.	445,227	22,265,802
*	Varian Medical Systems, Inc.	42,350	1,710,517
*	Waters Corp.	33,523	2,064,011

*	Watson Pharmaceuticals, Inc.	34,064	$ 1,015,788
*	WellPoint, Inc.	203,885	16,431,092
	Wyeth	446,925	20,692,628
*	Zimmer Holdings, Inc.	78,668	6,162,064
Total Health Care			507,640,958

Industrials — (10.1%)
	3M Co.	239,285	21,772,542
*	Allied Waste Industries, Inc.	84,818	1,083,126
	American Standard Companies, Inc.	58,426	2,151,830
	Avery Dennison Corp.	30,444	1,820,247
#	B.F. Goodrich Co.	41,585	2,626,509
	Boeing Co.	261,611	25,297,784
	Burlington Northern Santa Fe Corp.	118,318	9,601,506
	C.H. Robinson Worldwide, Inc.	56,867	2,788,758
#	Caterpillar, Inc.	212,769	16,121,507
	Cintas Corp.	44,804	1,642,067
	Cooper Industries, Ltd.	60,815	3,111,904
	CSX Corp.	145,244	5,955,004
	Cummins, Inc.	34,644	4,102,542
#	Danaher Corp.	79,102	6,143,061
	Deere & Co.	74,749	10,170,349
	Dover Corp.	67,915	3,355,001
	Eaton Corp.	48,673	4,585,970
	Emerson Electric Co.	264,223	13,007,698
	Equifax, Inc.	48,330	1,861,672
	FedEx Corp.	102,265	11,216,425
#	Fluor Corp.	29,296	3,724,986
	General Dynamics Corp.	134,503	10,566,556
#	General Electric Co.	3,418,214	132,865,978
#	Honeywell International, Inc.	259,059	14,546,163
#	Illinois Tool Works, Inc.	136,875	7,962,019
	Ingersoll-Rand Co., Ltd. Class A	100,214	5,204,113
	ITT Industries, Inc.	60,376	4,104,964
#	L-3 Communications Holdings, Inc.	41,509	4,089,052
	Lockheed Martin Corp.	117,909	11,689,498
#	Masco Corp.	125,489	3,265,224
* #	Monster Worldwide, Inc.	43,387	1,483,835
	Norfolk Southern Corp.	130,646	6,690,382
	Northrop Grumman Corp.	114,661	9,039,873
#	Paccar, Inc.	82,501	7,057,961
	Pall Corp.	40,732	1,553,111
	Parker Hannifin Corp.	38,482	4,135,661
#	Pitney Bowes, Inc.	72,975	3,259,793
	Precision Castparts Corp.	45,713	5,956,861
	R. R. Donnelley & Sons Co.	73,126	2,619,373
	Raytheon Co.	147,469	9,045,748
#	Robert Half International, Inc.	55,235	1,764,206
	Rockwell Automation, Inc.	52,412	3,692,950
	Rockwell Collins, Inc.	55,599	3,829,103
	Ryder System, Inc.	20,316	1,112,301
	Southwest Airlines Co.	259,428	3,919,957

*	Terex Corp.	34,253	$2,736,130
	Textron, Inc.	83,354	4,862,872
*	Tyco International, Ltd.	164,666	7,271,651
	Union Pacific Corp.	89,956	10,036,391
#	United Parcel Service, Inc.	351,864	26,692,403
	United Technologies Corp.	330,395	24,657,379
	W.W. Grainger, Inc.	23,597	2,161,721
#	Waste Management, Inc.	171,914	6,476,000
Total Industrials			496,489,717

Information Technology — (14.2%)
*	Adobe Systems, Inc.	195,362	8,351,726
* #	Advanced Micro Devices, Inc.	182,881	2,377,453
*	Affiliated Computer Services, Inc. Class A	32,947	1,648,338
*	Agilent Technologies, Inc.	131,555	4,788,602
* #	Akamai Technologies, Inc.	54,791	1,765,366
#	Altera Corp.	117,969	2,808,842
	Analog Devices, Inc.	108,677	4,008,008
*	Apple, Inc.	287,376	39,795,828
	Applied Materials, Inc.	459,154	9,807,529
* #	Autodesk, Inc.	76,815	3,558,071
	Automatic Data Processing, Inc.	183,811	8,407,515
* #	Avaya, Inc.	149,464	2,515,479
*	BMC Software, Inc.	67,766	2,074,995
* #	Broadcom Corp.	154,580	5,333,010
#	CA, Inc.	136,665	3,442,591
* #	Ciena Corp.	28,369	1,074,618
*	Cisco Sytems, Inc.	2,017,159	64,387,715
* #	Citrix Systems, Inc.	59,998	2,180,927
*	Cognizant Technology Solutions Corp.	47,762	3,510,985
*	Computer Sciences Corp.	57,549	3,219,867
*	Compuware Corp.	100,056	811,454
*	Convergys Corp.	45,485	761,874
	Corning, Inc.	522,554	12,212,087
* #	Dell, Inc.	754,737	21,321,320
* #	eBay, Inc.	376,098	12,824,942
*	Electronic Arts, Inc.	103,010	5,453,349
	Electronic Data Systems Corp.	169,068	3,869,967
*	EMC Corp.	697,205	13,707,050
	Fidelity National Information Services, Inc.	54,352	2,576,285
	First Data Corp.	250,650	8,326,593
*	Fiserv, Inc.	55,880	2,599,538
* #	Google, Inc.	72,457	37,333,469
	Hewlett-Packard Co.	870,118	42,940,323
	Intel Corp.	1,930,357	49,706,693
#	International Business Machines Corp.	453,858	52,960,690
*	Intuit, Inc.	113,817	3,108,342
	Jabil Circuit, Inc.	59,544	1,321,877
*	JDS Uniphase Corp.	70,166	1,021,617
*	Juniper Networks, Inc.	170,809	5,623,032
#	KLA-Tencor Corp.	63,665	3,658,828
*	Lexmark International, Inc.	31,418	1,170,635

#	Linear Technology Corp.	73,763	$2,507,204
* #	LSI Corp.	237,907	1,639,179
	Maxim Integrated Products, Inc.	106,547	3,197,475
*	MEMC Electronic Materials, Inc.	74,551	4,578,922
*	Micron Technology, Inc.	251,297	2,877,351
	Microsoft Corp.	2,797,122	80,361,315
	Molex, Inc.	47,189	1,233,992
	Motorola, Inc.	769,026	13,034,991
#	National Semiconductor Corp.	79,870	2,102,178
*	NCR Corp.	59,770	2,974,753
*	Network Appliance, Inc.	123,283	3,434,664
*	Novell, Inc.	115,718	860,942
* #	Novellus Systems, Inc.	41,981	1,149,020
*	Nvidia Corp.	120,576	6,168,668
*	Oracle Corp.	1,315,189	26,672,033
#	Paychex, Inc.	112,937	5,017,791
*	QLogic Corp.	48,818	649,279
#	QUALCOMM, Inc.	553,777	22,090,165
*	Sandisk Corp.	75,822	4,250,581
*	Solectron Corp.	300,365	1,165,416
*	Sun Microsystems, Inc.	1,186,204	6,358,053
*	Symantec Corp.	299,360	5,630,962
	Tektronix, Inc.	25,224	810,952
*	Tellabs, Inc.	145,448	1,534,476
* #	Teradyne, Inc.	63,033	938,561
#	Texas Instruments, Inc.	476,345	16,310,053
*	Unisys Corp.	115,539	851,522
* #	VeriSign, Inc.	81,446	2,622,561
	Western Union Co.	256,713	4,833,906
*	Xerox Corp.	311,430	5,334,796
#	Xilinx, Inc.	98,971	2,530,688
* #	Yahoo!, Inc.	401,841	9,133,846
Total Information Technology			701,223,725

Materials — (2.7%)
	Air Products & Chemicals, Inc.	71,968	6,477,840
	Alcoa, Inc.	288,896	10,553,371
	Allegheny Technologies, Inc.	33,938	3,373,098
	Ashland, Inc.	18,562	1,109,822
#	Ball Corp.	33,920	1,776,730
	Bemis Co., Inc.	34,751	1,038,012
	Dow Chemical Co.	316,711	13,501,390
#	DuPont (E.I.) de Nemours & Co., Inc.	306,888	14,960,790
	Eastman Chemical Co.	27,950	1,865,942
	Ecolab, Inc.	58,231	2,425,903
	Freeport-McMoRan Copper & Gold, Inc. Class B	124,731	10,903,984
*	Hercules, Inc.	38,736	806,484
	International Flavors & Fragrances, Inc.	25,798	1,295,834
	International Paper Co.	144,715	5,080,944
	MeadWestavco Corp.	61,279	1,935,804
	Monsanto Co.	180,578	12,593,510
	Newmont Mining Corp.	149,877	6,333,802

#	Nucor Corp.	100,239	$5,302,643
*	Pactiv Corp.	43,319	1,267,081
	PPG Industries, Inc.	54,545	4,000,876
	Praxair, Inc.	105,887	8,011,410
	Rohm & Haas Co.	47,288	2,673,664
#	Sealed Air Corp.	53,674	1,419,677
	Sigma-Aldrich Corp.	43,628	1,954,534
	Temple-Inland, Inc.	35,157	1,936,448
	United States Steel Corp.	39,309	3,713,914
	Vulcan Materials Co.	31,659	2,849,627
	Weyerhaeuser Co.	71,735	4,890,175
Total Materials			134,053,309

Real Estate Investment Trusts — (1.1%)
#	Apartment Investment & Management Co. Class A	32,278	1,442,827
	Archstone-Smith Trust	74,062	4,354,846
#	AvalonBay Communities, Inc.	26,461	3,026,609
#	Boston Properties, Inc.	39,538	3,956,568
	Developers Diversified Realty Corp.	41,513	2,220,115
#	Equity Residential	96,599	3,887,144
#	General Growth Properties, Inc.	81,428	4,047,786
#	Host Marriott Corp.	173,449	3,866,178
	Kimco Realty Corp.	75,357	3,226,787
#	Plum Creek Timber Co., Inc.	58,726	2,462,381
	ProLogis	85,252	5,128,760
	Public Storage, Inc.	40,783	3,090,536
#	Simon Property Group, Inc.	74,219	7,044,867
#	Vornado Realty Trust	43,392	4,625,153
Total Real Estate Investment Trusts			52,380,557

Telecommunication Services — (3.3%)
	Alltel Corp.	114,785	7,835,224
	AT&T, Inc.	2,048,490	81,673,296
	CenturyTel, Inc.	36,388	1,745,896
	Citizens Communications Co.	113,766	1,650,745
#	Embarq Corp.	50,190	3,132,860
*	Qwest Communications International, Inc.	516,086	4,618,970
	Sprint Nextel Corp.	961,401	18,189,707
	Verizon Communications, Inc.	964,634	40,398,872
	Windstream Corp.	158,393	2,261,852
Total Telecommunication Services			161,507,422

Utilities — (3.0%)
*	AES Corp.	221,802	4,016,834
*	Allegheny Energy, Inc.	55,056	2,841,440
#	Ameren Corp.	68,529	3,479,903
#	American Electric Power Co., Inc.	132,488	5,893,066
#	CenterPoint Energy, Inc.	106,580	1,728,728
#	CMS Energy Corp.	74,588	1,217,276
#	Consolidated Edison, Inc.	89,878	4,128,995
	Constellation Energy Group	60,030	4,978,888

#	Dominion Resources, Inc.	97,154	$8,275,578
#	DTE Energy Co.	58,497	2,796,742
	Duke Energy Corp.	418,451	7,674,391
*	Dynegy, Inc.	133,658	1,081,293
#	Edison International	108,249	5,705,805
	Entergy Corp.	65,539	6,791,151
	Exelon Corp.	223,485	15,793,685
	FirstEnergy Corp.	101,279	6,222,582
	FPL Group, Inc.	135,030	7,945,165
	Integrys Energy Group, Inc.	25,144	1,261,474
	Nicor, Inc.	14,959	621,696
	NiSource, Inc.	91,056	1,715,495
	PG&E Corp.	116,783	5,196,844
#	Pinnacle West Capital Corp.	33,303	1,326,792
	PPL Corp.	127,946	6,174,674
	Progress Energy, Inc.	84,456	3,874,841
	Public Service Enterprise Group, Inc.	83,982	7,137,630
#	Questar Corp.	57,282	2,862,382
	Sempra Energy	87,649	4,823,324
	Southern Co.	249,786	8,864,905
#	TECO Energy, Inc.	69,634	1,103,003
#	TXU Corp.	152,551	10,281,937
	Xcel Energy, Inc.	135,860	2,800,075
Total Utilities			148,616,594

TOTAL COMMON STOCKS			4,347,398,011

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $54,940,000 FNMA 5.58%, 03/25/37, valued at $44,411,809) to be repurchased at $43,777,230	$43,752	43,752,000

SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.39%, 09/04/07 (Collateralized by $659,016,319 FNMA, rates ranging from 5.000% to 7.250%, maturities ranging from 01/15/10 to 08/01/37, valued at $526,250,514) to be repurchased at $510,999,392	510,923	510,922,829
@ Repurchase Agreement, Morgan Stanley 5.35%, 09/04/07 (Collateralized by $36,371,403 FNMA 5.000%, 05/01/37 & 5.500%, 03/01/36, valued at $31,907,773) to be repurchased at $30,841,950	30,837	30,837,367
TOTAL SECURITIES LENDING COLLATERAL		541,760,196

TOTAL INVESTMENTS - (100.0%) (Cost $3,548,071,906)##		$4,932,910,207

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.0%)
Consumer Discretionary — (19.8%)
#	American Greetings Corp. Class A	211,200	$5,225,088
# *	AutoNation, Inc.	2,057,600	39,053,248
#	Belo Corp. Class A	469,164	8,088,387
*	Big Lots, Inc.	253,500	7,546,695
#	Blockbuster, Inc. Class A	83,900	416,144
	Borders Group, Inc.	34,000	510,000
	BorgWarner, Inc.	201,600	17,035,200
	Brunswick Corp.	330,200	8,304,530
	CBS Corp. Class B	5,768,306	181,759,322
#	Centex Corp.	872,400	25,221,084
#	Circuit City Stores, Inc.	171,000	1,860,480
	Citadel Broadcasting Co.	32,378	131,778
	Clear Channel Communications, Inc.	1,942,666	72,383,735
*	Comcast Corp. Class A	12,605,542	328,878,591
*	Comcast Corp. Special Class A Non-Voting	1,390,650	35,962,209
#	D.R. Horton, Inc.	2,210,529	33,401,093
#	Dillards, Inc. Class A	632,300	15,010,802
*	Discovery Holding Co. Class A	1,031,790	25,918,565
	Disney (Walt) Co.	421,620	14,166,432
# *	Expedia, Inc.	1,173,351	35,024,527
	Foot Locker, Inc.	562,463	9,398,757
# *	Ford Motor Co.	11,482,590	89,679,028
#	Gannett Co., Inc.	944,785	44,404,895
#	General Motors Corp.	4,476,500	137,607,610
*	Goodyear Tire & Rubber Co.	203,900	5,639,874
	Harrah’s Entertainment, Inc.	187,053	16,043,536
#	Hearst-Argyle Television, Inc.	370,000	9,460,900
# *	Hovnanian Enterprises, Inc. Class A	165,900	1,969,233
*	IAC/InterActiveCorp	2,126,951	59,107,968
	Idearc, Inc.	242,765	8,285,569
#	Jones Apparel Group, Inc.	553,400	10,619,746
#	KB Home	543,000	16,474,620
#	Leggett & Platt, Inc.	294,300	6,003,720
#	Lennar Corp. Class A	679,600	19,212,292
# *	Liberty Global, Inc. Class A	313,805	12,859,729
*	Liberty Global, Inc. Series C	343,805	13,563,107
*	Liberty Media Holding Corp. Capital Class A	996,868	108,648,643
*	Liberty Media Holding Corp. Interactive Class A	4,295,262	81,481,120
# *	Live Nation, Inc.	242,833	5,026,643

	Macy’s, Inc.	1,764,630	$55,974,064
#	MDC Holdings, Inc.	321,809	14,317,282
# *	MGM Mirage	304,800	25,594,056
# *	Mohawk Industries, Inc.	410,217	35,816,046
	News Corp. Class A	35,876	725,771
	OfficeMax, Inc.	388,600	13,803,072
	Pulte Homes, Inc.	1,605,300	26,712,192
# *	R.H. Donnelley Corp.	313,870	18,464,972
*	Radio One, Inc. Class D	45,200	176,732
#	Ryland Group, Inc.	228,900	6,555,696
#	Saks, Inc.	995,050	16,089,959
	Service Corp. International	404,100	4,938,102
	Time Warner, Inc.	18,954,280	359,752,234
# *	Toll Brothers, Inc.	932,700	19,922,472
	Tribune Co.	800,504	22,053,885
*	TRW Automotive Holdings Corp.	367,700	11,236,912
# *	Viacom, Inc. Class B	2,555,959	100,858,142
	Wyndham Worldwide Corp.	809,160	25,812,204
Total Consumer Discretionary			2,270,188,693

Consumer Staples — (4.7%)
	Archer-Daniels-Midland Co.	2,298,560	77,461,472
	Coca-Cola Enterprises, Inc.	3,631,272	86,496,899
# *	Constellation Brands, Inc. Class A	258,500	6,250,530
	Corn Products International, Inc.	490,400	22,166,080
	Dean Foods Co.	121,600	3,266,176
	Del Monte Foods Co.	1,101,941	11,614,458
	J.M. Smucker Co.	403,402	22,191,144
	Kraft Foods, Inc.	3,840,090	123,113,285
	Molson Coors Brewing Co.	293,445	26,251,590
	PepsiAmericas, Inc.	407,800	12,070,880
#	Pilgrim’s Pride Corp.	239,618	9,726,095
# *	Rite Aid Corp.	969,800	4,916,886
# *	Smithfield Foods, Inc.	810,900	26,540,757
	SUPERVALU, Inc.	1,558,542	65,692,545
	Tyson Foods, Inc. Class A	2,054,359	44,271,436
	Weis Markets, Inc.	11,500	494,270
Total Consumer Staples			542,524,503

Energy — (9.3%)
	Anadarko Petroleum Corp.	3,531,056	172,951,123
#	Apache Corp.	2,352,090	182,004,724
#	Chesapeake Energy Corp.	3,245,338	104,694,604
	Cimarex Energy Co.	366,447	13,122,467
	ConocoPhillips	1,359,887	111,361,146
	Devon Energy Corp.	2,025,342	152,528,506
# *	Forest Oil Corp.	482,300	18,640,895
	Hess Corp.	1,777,596	109,091,067
	Marathon Oil Corp.	656,300	35,368,007
# *	Mariner Energy, Inc.	261,080	5,474,848
*	Newfield Exploration Co.	683,965	29,745,638
	Noble Energy, Inc.	237,100	14,242,597

	Overseas Shipholding Group, Inc.	290,600	$20,748,840
#	Pioneer Natural Resources Co.	797,598	32,741,398
	Pogo Producing Co.	458,300	22,827,923
# *	SEACOR Holdings, Inc.	173,600	15,242,080
#	Tidewater, Inc.	437,300	28,621,285
*	Unit Corp.	2,500	122,650
Total Energy			1,069,529,798

Financials — (28.1%)
# *	Allegheny Corp.	36,502	15,038,824
	Allstate Corp.	2,157,000	118,095,750
#	AMBAC Financial Group, Inc.	795,635	49,981,791
#	American Capital Strategies, Ltd.	268,347	11,080,048
#	American Financial Group, Inc.	895,800	25,261,560
	American International Group, Inc.	1,324,200	87,397,200
	American National Insurance Co.	72,652	9,157,785
# *	AmeriCredit Corp.	404,700	7,005,357
	Assurant, Inc.	96,800	4,989,072
	Bank of America Corp.	871,600	44,172,688
#	Bear Stearns Companies, Inc.	423,770	46,046,848
	Capital One Financial Corp.	1,629,784	105,381,833
	Chubb Corp.	1,503,600	76,879,068
	Cincinnati Financial Corp.	1,347,289	56,774,758
#	CIT Group, Inc.	1,345,312	50,543,372
	CNA Financial Corp.	1,956,582	82,098,181
	Comerica, Inc.	101,400	5,656,092
#	Commerce Group, Inc.	315,600	10,061,328
*	Conseco, Inc.	408,000	5,736,480
#	Countrywide Financial Corp.	4,574,013	90,794,158
	Fidelity National Financial, Inc.	965,659	17,565,337
#	First American Corp.	733,000	30,661,390
	First Citizens BancShares, Inc.	10,300	1,825,675
#	Fulton Financial Corp.	239,999	3,527,985
	Hanover Insurance Group, Inc.	394,266	16,866,699
	Hartford Financial Services Group, Inc.	1,173,900	104,371,449
	HCC Insurance Holdings, Inc.	70,655	1,950,785
#	Hudson City Bancorp, Inc.	1,959,873	27,869,394
	Huntington Bancshares, Inc.	289,100	4,975,411
#	Janus Capital Group, Inc.	1,580,900	42,036,131
	JPMorgan Chase & Co.	5,588,380	248,794,678
#	KeyCorp	941,600	31,355,280
#	Leucadia National Corp.	65,852	2,922,512
	Lincoln National Corp.	1,108,426	67,480,975
	Loews Corp.	3,929,202	184,711,786
	MBIA, Inc.	1,128,550	67,713,000
	Mercury General Corp.	113,000	5,952,840
#	MetLife, Inc.	5,666,498	362,939,197
#	MGIC Investment Corp.	665,947	20,084,962
	Morgan Stanley	613,800	38,282,706
	National City Corp.	1,990,594	53,566,885
	Nationwide Financial Services, Inc.	398,602	21,333,179
#	New York Community Bancorp, Inc.	2,294,600	40,591,474

	Odyssey Re Holdings Corp.	356,155	$12,899,934
	Old Republic International Corp.	1,807,554	32,879,407
#	PMI Group, Inc.	682,600	21,624,768
#	Principal Financial Group, Inc.	1,210,200	67,153,998
	Protective Life Corp.	554,900	23,194,820
#	Prudential Financial, Inc.	1,887,800	169,486,684
#	Radian Group, Inc.	604,042	10,655,301
	Reinsurance Group of America, Inc.	485,800	26,383,798
#	SAFECO Corp.	538,400	31,237,968
#	South Financial Group, Inc.	551,433	12,655,387
#	Sovereign Bancorp, Inc.	2,041,536	36,910,971
	StanCorp Financial Group, Inc.	226,000	10,644,600
	SunTrust Banks, Inc.	298,400	23,499,000
#	The Colonial BancGroup, Inc.	127,400	2,703,428
	The Travelers Companies, Inc.	5,237,509	264,703,705
#	Torchmark Corp.	127,200	7,830,432
	Transatlantic Holdings, Inc.	100,393	7,110,836
#	UnionBanCal Corp.	86,200	5,066,836
	Unitrin, Inc.	503,679	22,897,247
#	Unum Group	2,480,889	60,707,354
	W. R. Berkley Corp.	142,000	4,244,380
#	Washington Mutual, Inc.	1,199,381	44,041,270
#	Webster Financial Corp.	215,100	9,133,146
	Wesco Financial Corp.	19,200	7,579,200
#	Zions Bancorporation	111,000	7,836,600
Total Financials			3,222,612,993

Health Care — (1.0%)
	Health Management Associates, Inc.	567,997	3,868,060
*	Invitrogen Corp.	364,024	28,357,470
*	Medco Health Solutions, Inc.	72,056	6,157,185
# *	Millennium Pharmaceuticals, Inc.	2,100,300	21,318,045
#	Omnicare, Inc.	243,100	7,932,353
	PerkinElmer, Inc.	66,800	1,830,988
# *	Tenet Healthcare Corp.	1,547,300	5,245,347
	UnitedHealth Group, Inc.	267,740	13,389,677
# *	Watson Pharmaceuticals, Inc.	686,400	20,468,448
*	WellPoint, Inc.	36,000	2,901,240
Total Health Care			111,468,813

Industrials — (11.6%)
*	AGCO Corp.	686,324	29,649,197
#	Alexander & Baldwin, Inc.	141,705	7,355,907
*	Allied Waste Industries, Inc.	2,767,676	35,343,223
*	Avis Budget Group, Inc.	439,080	10,191,047
	Burlington Northern Santa Fe Corp.	2,247,573	182,390,549
	CSX Corp.	3,415,204	140,023,364
	Curtiss-Wright Corp.	54,260	2,474,256
	GATX Corp.	396,400	17,283,040
	IKON Office Solutions, Inc.	438,800	6,160,752
# *	Kansas City Southern	565,600	17,188,584
	Laidlaw International, Inc.	609,595	21,128,563

	Norfolk Southern Corp.	3,254,502	$166,663,047
#	Northrop Grumman Corp.	2,672,884	210,730,175
	Pentair, Inc.	113,300	4,206,829
	R. R. Donnelley & Sons Co.	174,300	6,243,426
	Raytheon Co.	1,311,300	80,435,142
	Ryder System, Inc.	473,200	25,907,700
#	Southwest Airlines Co.	5,237,820	79,143,460
	Timken Co.	73,200	2,602,992
# *	UAL Corp.	383,317	18,196,058
	Union Pacific Corp.	2,098,000	234,073,860
*	United Rentals, Inc.	269,392	8,782,179
*	URS Corp.	140,457	7,506,022
# *	YRC Worldwide, Inc.	451,644	13,915,152
Total Industrials			1,327,594,524

Information Technology — (4.5%)
*	3Com Corp.	1,041,900	3,907,125
# *	Advanced Micro Devices, Inc.	442,100	5,747,300
# *	Andrew Corp.	1,010,012	14,220,969
# *	Applied Micro Circuits Corp.	213,200	607,620
*	Arrow Electronics, Inc.	462,600	19,410,696
*	Avnet, Inc.	1,089,700	42,836,107
#	AVX Corp.	514,600	8,089,512
*	Computer Sciences Corp.	1,404,843	78,600,966
*	Compuware Corp.	956,430	7,756,647
*	Convergys Corp.	195,700	3,277,975
	Electronic Data Systems Corp.	2,195,300	50,250,417
*	Fairchild Semiconductor Corp. Class A	43,100	808,556
#	Fidelity National Information Services, Inc.	408,162	19,346,879
*	Ingram Micro, Inc.	1,358,168	26,674,420
*	Integrated Device Technology, Inc.	1,467,100	22,945,444
*	International Rectifier Corp.	189,300	6,513,813
#	Intersil Corp.	1,063,398	35,432,421
# *	JDS Uniphase Corp.	136,962	1,994,167
# *	Micron Technology, Inc.	3,962,557	45,371,278
*	Sanmina-SCI Corp.	3,903,000	8,937,870
*	Solectron Corp.	6,780,263	26,307,420
*	Sun Microsystems, Inc.	2,143,700	11,490,232
*	Symantec Corp.	724,864	13,634,692
*	Tech Data Corp.	390,411	15,222,125
# *	Tellabs, Inc.	1,992,618	21,022,120
*	Unisys Corp.	729,900	5,379,363
# *	VeriSign, Inc.	166,300	5,354,860
# *	Vishay Intertechnology, Inc.	1,302,016	17,225,672
*	Xerox Corp.	75,000	1,284,750
Total Information Technology			519,651,416

Materials — (3.4%)
	Ashland, Inc.	540,111	32,293,237
#	Bowater, Inc.	211,700	3,565,028
	Chemtura Corp.	856,130	7,884,957
	Cytec Industries, Inc.	191,500	12,715,600

*	Domtar Corp.	4,641,236	$37,129,888
	International Paper Co.	1,638,145	57,515,271
#	Louisiana-Pacific Corp.	806,600	15,107,618
	Lubrizol Corp.	182,000	11,571,560
#	Lyondell Chemical Co.	676,494	31,362,262
	MeadWestavco Corp.	1,413,131	44,640,808
*	Smurfit-Stone Container Corp.	1,789,694	18,899,169
# *	Titanium Metals Corp.	71,926	2,254,880
#	Tronox, Inc. Class B	92,517	932,571
#	Valhi, Inc.	150,600	3,539,100
	Westlake Chemical Corp.	21,400	579,084
	Weyerhaeuser Co.	1,460,829	99,584,713
#	Worthington Industries, Inc.	133,200	2,818,512
Total Materials			382,394,258

Telecommunication Services — (6.6%)
	Alltel Corp.	503,463	34,366,384
	AT&T, Inc.	8,333,818	332,269,324
#	CenturyTel, Inc.	292,690	14,043,266
# *	Level 3 Communications, Inc.	195,500	1,022,465
# *	Qwest Communications International, Inc.	2,000,600	17,905,370
#	Sprint Nextel Corp.	1,618,800	30,627,696
#	Telephone & Data Systems, Inc.	419,597	27,168,906
	Telephone & Data Systems, Inc. Special Shares	179,500	11,039,250
*	United States Cellular Corp.	272,525	26,503,056
	Verizon Communications, Inc.	6,287,553	263,322,720
Total Telecommunication Services			758,268,437

TOTAL COMMON STOCKS			10,204,233,435

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $89,680,000 FHLMC 6.50%, 12/01/36, FNMA 3.50%, 03/25/33, valued at $74,471,681) to be repurchased at $73,406,306	$73,364	73,364,000

SECURITIES LENDING COLLATERAL — (10.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.39%, 09/04/07 (Collateralized by $1,429,598,226 FHLB 4.847%(y), 11/23/07 & FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 04/01/15 to 09/01/37, valued at $1,162,791,957) to be repurchased at $1,129,093,380	1,128,924	1,128,924,230
@ Repurchase Agreement, Morgan Stanley 5.35%, 09/04/07 (Collateralized by $81,349,462 FHLMC 5.000%, 06/01/27 & FNMA 5.000%, 04/01/34 & 5.500%, 04/01/36, valued at $65,217,526) to be repurchased at $63,046,661	63,037	63,037,293
TOTAL SECURITIES LENDING COLLATERAL		1,191,961,523

TOTAL INVESTMENTS - (100.0%) (Cost $9,707,021,458)##		$11,469,558,958

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (84.2%)
Consumer Discretionary — (16.6%)
* #	4Kids Entertainment, Inc.	438,841	$6,587,003
*	99 Cents Only Stores	2,139,500	26,422,825
*	A.C. Moore Arts & Crafts, Inc.	320,035	5,981,454
	Acme Communications, Inc.	470,621	1,976,608
*	Advanced Marketing Services, Inc.	213,600	694
#	Aldila, Inc.	200	3,366
*	All American Semiconductor, Inc.	69,073	8,634
*	Alloy, Inc.	467,643	3,741,144
#	Ambassadors International, Inc.	143,950	3,472,074
#	American Axle & Manufacturing Holdings, Inc.	2,025,362	47,231,442
*	American Biltrite, Inc.	58,409	437,775
	American Greetings Corp. Class A	1,863,500	46,102,990
* #	America’s Car-Mart, Inc.	208,788	2,526,335
*	AMS Health Sciences, Inc.	11,000	3,300
#	Arctic Cat, Inc.	116,410	1,968,493
* #	Arlington Hospitality, Inc.	23,900	173
#	ArvinMeritor, Inc.	3,189,462	55,656,112
	Asbury Automotive Group, Inc.	1,126,402	24,352,811
*	Ashworth, Inc.	433,789	2,923,738
*	Audiovox Corp. Class A	663,017	6,928,528
* #	Avatar Holdings, Inc.	160,072	9,729,176
*	Bakers Footwear Group, Inc.	3,752	15,046
*	Ballantyne of Omaha, Inc.	85,155	502,414
* #	Bally Total Fitness Holding Corp.	1,327,900	431,567
	Bassett Furniture Industries, Inc.	385,375	4,447,227
	Beasley Broadcast Group, Inc.	113,217	835,541
#	Beazer Homes USA, Inc.	544,786	5,758,388
#	Belo Corp. Class A	795,208	13,709,386
*	Benihana, Inc. Class A	6,500	120,510
* #	Big Lots, Inc.	2,344,510	69,796,063
*	Birks & Mayors, Inc.	25,119	172,065
#	Blockbuster, Inc. Class A	2,898,774	14,377,919
*	Blockbuster, Inc. Class B	926,400	4,493,040
* #	Bluegreen Corp.	1,011,498	8,466,238
	Bob Evans Farms, Inc.	1,422,408	47,465,755
*	Bombay Co., Inc.	1,195,040	334,611
#	Bon-Ton Stores, Inc.	60,601	1,746,521
	Books-A-Million, Inc.	14,225	189,477
#	Borders Group, Inc.	1,285,357	19,280,355

	Bowl America, Inc. Class A	31,040	$512,160
* #	Boyds Collection, Ltd. - Old	5,017	—
*	Buca, Inc.	608,529	1,375,276
* #	California Coastal Communities, Inc.	266,974	4,175,473
	Callaway Golf Co.	263,466	4,299,765
#	Carmike Cinemas, Inc.	427,829	6,862,377
*	Carriage Services, Inc.	536,100	4,556,850
* #	Catalina Lighting, Inc.	21,540	145,395
*	Cavalier Homes, Inc.	430,307	1,570,621
*	Cavco Industries, Inc.	148,623	5,219,640
*	Championship Auto Racing Teams, Inc.	4,800	—
*	Champps Entertainment, Inc.	410,129	2,210,595
*	Charming Shoppes, Inc.	3,654,268	33,034,583
* #	Charter Communications, Inc.	114,100	317,198
*	Chromcraft Revington, Inc.	16,710	93,075
	Churchill Downs, Inc.	57,899	2,886,844
#	Citadel Broadcasting Co.	2,886,987	11,750,037
	Coachmen Industries, Inc.	534,000	3,524,400
	Coast Distribution System, Inc.	130,300	797,436
	Cobra Electronics Corp.	107,747	693,891
#	Collectors Universe, Inc.	179,669	2,704,018
* #	Comstock Homebuilding Companies, Inc.	111,950	284,353
*	Concord Camera Corp.	195,554	621,862
*	Congoleum Corp. Class A	95,000	51,300
	Cooper Tire & Rubber Co.	2,261,156	55,262,653
* #	Cost Plus, Inc.	385,934	1,543,736
*	Cost-U-Less, Inc.	30,341	346,494
* #	Cox Radio, Inc.	1,384,500	19,078,410
	CSS Industries, Inc.	278,150	10,697,649
*	Culp, Inc.	359,918	3,671,164
* #	Cumulus Media, Inc. Class A	1,669,142	17,859,819
	Decorator Industries, Inc.	34,374	210,369
*	dELiA*s, Inc.	20,043	93,400
	Delta Apparel, Inc.	231,089	4,004,772
*	Delta Woodside Industries, Inc.	93,100	205
*	DG Fastchannel, Inc.	13,860	279,161
*	Diedrich Coffee, Inc.	28,080	102,492
*	Directed Electronics, Inc.	101,053	543,665
*	Dixie Group, Inc.	358,599	3,646,952
* #	Dominion Homes, Inc.	227,098	492,803
*	Dorman Products, Inc.	373,601	5,226,678
	Dover Motorsports, Inc.	483,300	2,885,301
*	Duckwall-ALCO Stores, Inc.	112,700	4,239,774
* #	Dura Automotive Systems, Inc.	612,274	45,921
*	ELXSI Corp.	27,300	82,582
*	EMAK Worldwide, Inc.	50	75
*	Emerson Radio Corp.	254,361	651,164
#	Emmis Communications Corp. Class A	1,155,445	7,360,185
*	Enesco Group, Inc.	453,400	4,081
#	Entercom Communications Corp.	1,422,427	30,297,695
*	Entravision Communications Corp.	2,312,820	20,838,508
* #	Escala Group, Inc.	322,291	663,919

	Escalade, Inc.	17,464	$148,444
*	Factory Card & Party Outlet Corp.	41,578	319,319
*	Fairchild Corp. Class A	682,329	1,555,710
#	Fedders Corp.	29,966	1,738
	Federal Screw Works	3,125	35,937
*	Federal-Mogul Corp.	823,500	564,097
	Finish Line, Inc. Class A	1,464,006	8,256,994
*	Finlay Enterprises, Inc.	223,941	705,414
*	Flanigan’s Enterprises, Inc.	56	554
	Flexsteel Industries, Inc.	130,668	1,839,805
	Footstar, Inc.	498,700	2,064,618
*	Franklin Covey Co.	424,271	3,177,790
*	Franklin Electronic Publishers, Inc.	122,774	343,767
	Fred’s, Inc.	1,256,853	13,071,271
	Frisch’s Restaurants, Inc.	9,600	264,480
#	Furniture Brands International, Inc.	1,910,736	21,744,176
* #	Gander Mountain Co.	552,191	4,533,488
*	Gottschalks, Inc.	293,879	1,469,395
	Gray Television, Inc.	1,480,250	13,248,237
	Gray Television, Inc. Class A	39,750	350,992
*	Great Wolf Resorts, Inc.	347,104	4,963,587
#	Group 1 Automotive, Inc.	782,200	27,423,932
*	Hampshire Group, Ltd.	41,080	698,360
#	Hancock Fabrics, Inc.	590,000	1,239,000
#	Handleman Co.	737,077	2,668,219
*	Harolds Stores, Inc.	2,000	440
*	Harris Interactive, Inc.	1,753,056	7,555,671
*	Hartmarx Corp.	992,100	7,222,488
*	Hastings Entertainment, Inc.	361,470	2,692,951
	Haverty Furniture Co., Inc.	634,400	6,800,768
*	Hayes Lemmerz International, Inc.	1,962,171	8,927,878
*	Hollywood Media Corp.	277,000	1,024,900
* #	Hovnanian Enterprises, Inc. Class A	79,000	937,730
	ILX Resorts, Inc.	95,523	811,945
*	Image Entertainment, Inc.	48,050	202,290
*	Interstate Hotels & Resorts, Inc.	705,225	2,750,377
	J. Alexander’s Corp.	130,937	1,708,728
*	Jaclyn, Inc.	32,025	289,826
*	Jakks Pacific, Inc.	889,620	19,989,761
*	Jarden Corp.	183,218	6,007,718
* #	Jo-Ann Stores, Inc.	776,400	17,469,000
	Johnson Outdoors, Inc.	176,050	3,290,374
	Journal Communications, Inc. Class A	40,000	414,800
#	Journal Register Co.	996,800	3,139,920
#	Kellwood Co.	968,417	19,077,815
	Kenneth Cole Productions, Inc. Class A	29,970	619,780
	Kimball International, Inc. Class B	757,252	10,169,894
*	Kirkland’s, Inc.	222,922	392,343
	LaCrosse Footwear, Inc.	40,063	771,213
*	Lakeland Industries, Inc.	126,148	1,477,193
* #	Lakes Entertainment, Inc.	248,259	2,691,128
#	Landry’s Restaurants, Inc.	908,635	26,050,565

*	Lazare Kaplan International, Inc.	154,461	$1,203,251
#	La-Z-Boy, Inc.	1,888,588	18,205,988
*	Lear Corp.	1,215,573	35,531,199
#	Lee Enterprises, Inc.	814,599	14,149,585
*	Lenox Group, Inc.	453,900	2,292,195
#	Levitt Corp. Class A	340,400	796,536
#	Libbey, Inc.	468,097	8,472,556
#	Lifetime Brands, Inc.	288,472	5,881,944
*	Lin TV Corp.	981,590	13,084,595
	Lithia Motors, Inc. Class A	520,375	9,319,916
* #	Lodgenet Entertainment Corp.	25,800	675,960
*	Lodgian, Inc.	732,147	8,954,158
*	Luby’s, Inc.	425,132	4,872,013
#	M/I Homes, Inc.	469,351	8,556,269
*	Mace Security International, Inc.	187,474	404,944
* #	Magna Entertainment Corp.	154,700	324,870
* #	MarineMax, Inc.	679,019	12,453,208
*	Max & Erma’s Restaurants, Inc.	13,134	93,251
	McRae Industries, Inc. Class A	30,453	398,934
*	Meade Instruments Corp.	659,120	1,305,058
#	Media General, Inc. Class A	1,018,366	28,432,779
*	Merisel, Inc.	3,600	15,840
	Modine Manufacturing Co.	1,348,916	37,837,094
#	Monaco Coach Corp.	1,005,200	13,459,628
	Movado Group, Inc.	7,665	226,117
#	Movie Gallery, Inc.	62,613	22,603
* #	Multimedia Games, Inc.	612,438	5,940,649
	National Presto Industries, Inc.	146,651	8,089,269
*	National RV Holdings, Inc.	281,550	225,240
*	Nature Vision, Inc.	2,100	4,410
#	Nautilus Group, Inc.	148,500	1,413,720
*	Nitches, Inc.	12,141	33,631
*	Nobel Learning Communities, Inc.	75,043	1,045,349
*	Odd Job Stores, Inc.	175,300	9,641
#	Orleans Homebuilders, Inc.	224,242	1,627,997
	O’Charleys, Inc.	784,067	12,764,611
	Oxford Industries, Inc.	225,445	8,165,618
*	P & F Industries, Inc. Class A	8,092	91,156
* #	Palm Harbor Homes, Inc.	531,044	7,514,273
#	Penske Automotive Group, Inc.	2,601,000	51,265,710
*	Perry Ellis International, Inc.	498,716	13,609,960
*	Phoenix Footwear Group, Inc.	216,237	733,043
#	Pier 1 Imports, Inc.	1,644,333	10,161,978
*	Pinnacle Entertainment, Inc.	26,500	737,230
*	Pomeroy IT Solutions, Inc.	407,504	3,418,959
* #	Proliance International, Inc.	372,250	763,112
*	QEP Co., Inc.	39,432	460,566
* #	Quaker Fabric Corp.	549,428	13,736
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	791,332
*	Quiksilver, Inc.	29,400	393,666
*	Radio One, Inc. Class D	2,011,073	7,863,295

*	RC2 Corp.	543,971	$16,612,874
#	RCN Corp.	1,167,754	16,803,980
* #	Reading International, Inc. Class A	205,877	2,079,358
*	Reading International, Inc. Class B	14,460	147,130
*	Red Lion Hotels Corp.	487,700	4,599,011
*	Regent Communications, Inc.	1,353,567	3,722,309
*	Rex Stores Corp.	343,350	6,496,182
*	Riviera Holdings Corp.	16,400	445,260
*	Rockford Corp.	250,500	501,000
*	Rocky Brands, Inc.	186,383	1,623,396
	Russ Berrie & Co., Inc.	331,738	4,962,800
*	S&K Famous Brands, Inc.	76,900	922,800
*	Saga Communications, Inc. Class A	286,120	2,060,064
	Salem Communications Corp.	169,884	1,744,709
* #	Salton, Inc.	454,700	109,128
*	Schieb (Earl), Inc.	73,900	277,125
* #	Scholastic Corp.	1,826,891	62,260,445
* #	Sharper Image Corp.	496,998	2,559,540
	Shiloh Industries, Inc.	398,770	4,199,048
*	Shoe Carnival, Inc.	370,790	6,396,127
*	Silverleaf Resorts, Inc.	121,800	694,260
#	Sinclair Broadcast Group, Inc. Class A	1,406,826	17,529,052
* #	Six Flags, Inc.	3,291,600	13,232,232
#	Skyline Corp.	206,900	6,192,517
#	Sonic Automotive, Inc.	1,240,793	33,005,094
* #	Source Interlink Companies, Inc.	1,566,006	6,514,585
* #	Spanish Broadcasting System, Inc.	797,208	2,264,071
*	SPAR Group, Inc.	4,600	4,416
	Speedway Motorsports, Inc.	1,200	46,188
*	Sport Chalet, Inc. Class A	124,466	1,166,246
*	Sport Chalet, Inc. Class B	12,269	112,139
*	Sport-Haley, Inc.	61,900	228,101
	Stage Stores, Inc.	1,603,497	27,788,603
	Standard Motor Products, Inc.	669,150	6,550,978
#	Standard Pacific Corp.	1,014,100	10,171,423
	Star Buffet, Inc.	7,100	56,622
	Steinway Musical Instruments, Inc.	245,601	7,851,864
#	Stewart Enterprises, Inc.	3,422,365	24,538,357
*	Stoneridge, Inc.	661,300	6,903,972
*	Strattec Security Corp.	25,455	1,216,494
#	Superior Industries International, Inc.	964,500	19,174,260
	Superior Uniform Group, Inc.	137,800	1,605,370
#	Syms Corp.	338,200	5,543,098
* #	Syntax-Brillian Corp.	177,642	1,154,673
*	Talon International, Inc.	52,900	50,784
	Tandy Brand Accessories, Inc.	196,378	2,130,701
* #	Tarragon Corp.	60,142	56,533
*	Tarrant Apparel Group	281,000	365,300
*	The Hallwood Group, Inc.	159	12,561
	The Marcus Corp.	643,020	13,580,582
#	The Pep Boys - Manny, Moe & Jack	1,928,500	31,608,115
*	The Rowe Companies	9,300	9

*	The Sports Club Co., Inc.	113,300	$141,625
*	The Steak n Shake Co.	551,575	8,692,822
#	TOUSA, Inc.	54,484	147,652
	Traffix, Inc.	318,690	1,679,496
*	Trans World Entertainment Corp.	1,045,274	4,944,146
*	Triple Crown Media, Inc.	152,303	1,070,690
* #	Trump Entertainment Resorts, Inc.	459,826	3,071,638
*	Tweeter Home Entertainment Group, Inc.	719,772	23,033
*	Unapix Entertainment, Inc.	1,700	13
*	Unifi, Inc.	1,755,964	4,249,433
	Unifirst Corp.	420,200	17,387,876
*	United Retail Group, Inc.	39,763	342,359
*	Virco Manufacturing Corp.	28,008	142,561
#	Visteon Corp.	2,757,965	14,837,852
*	Voyager Learning Co	106,000	826,800
*	Warnaco Group, Inc.	1,661,242	57,977,346
* #	WCI Communities, Inc.	1,676,700	15,626,844
* #	Wells-Gardner Electronics Corp.	91,078	231,338
* #	West Marine, Inc.	690,078	9,398,862
*	Western Metals Corp.	90,700	32,652
*	Wilsons The Leather Experts, Inc.	682,051	1,241,333
*	Zale Corp.	1,389,284	31,217,211
Total Consumer Discretionary			1,896,454,104

Consumer Staples — (2.9%)
*	Alliance One International, Inc.	2,503,920	19,280,184
#	American Italian Pasta Co.	598,100	5,245,337
*	Bridgford Foods Corp.	4,259	31,389
	Cal-Maine Foods, Inc.	119,900	2,372,821
* #	Caribou Coffee Co.	1,700	10,625
* #	Carrington Laboratories, Inc.	112,800	68,808
* #	Central Garden & Pet Co.	702,974	8,998,067
* #	Central Garden & Pet Co. Class A	1,373,256	17,303,026
#	Chiquita Brands International, Inc.	1,583,840	24,707,904
* #	Collective Brands, Inc.	848,700	20,054,781
#	Farmer Brothers Co.	94,876	2,182,148
	Golden Enterprises, Inc.	16,900	50,700
*	Griffin Land & Nurseries, Inc. Class A	30,780	1,003,736
* #	Hain Celestial Group, Inc.	1,447,774	42,361,867
*	Hines Horticulture, Inc.	6,400	2,112
#	Imperial Sugar Co.	141,952	4,081,120
	Ingles Market, Inc. Class A	59,680	1,796,965
*	Katy Industries, Inc.	130,300	211,737
*	Monterey Pasta Co.	477,202	1,684,523
#	Nash Finch Co.	440,733	16,531,895
*	Natrol, Inc.	258,027	905,675
*	Natural Alternatives International, Inc.	107,798	771,834
* #	Natural Health Trends Corp.	72,842	217,798
	Oil-Dri Corp. of America	75,355	1,307,409
*	Omega Protein Corp.	686,818	6,250,044
* #	Parlux Fragrances, Inc.	338,792	1,273,858
*	Performance Food Group Co.	1,538,461	43,753,831

*	Prestige Brands Holdings, Inc.	299,117	$3,281,313
#	PriceSmart, Inc.	398,193	9,540,704
*	Pyramid Breweries, Inc.	218,416	602,828
* #	Redhook Ale Brewery, Inc.	175,019	1,170,877
* #	San Filippo (John B.) & Son, Inc.	253,321	2,472,413
*	Scheid Vineyards, Inc.	6,720	248,640
	Schiff Nutrition International, Inc.	113,968	637,081
	Scope Industries	8,100	775,575
#	Seaboard Corp.	15,993	33,249,447
*	Seneca Foods Corp. Class B	10,600	294,468
*	Smithfield Foods, Inc.	21,621	707,655
* #	Spectrum Brands, Inc.	133,000	750,120
*	Standard Management Corp.	130,600	14,366
	Stephan Co.	50,400	197,568
	Tasty Baking Co.	236,000	2,404,840
#	The Topps Co., Inc.	825,879	7,672,416
	Universal Corp.	844,411	41,485,912
	Weis Markets, Inc.	96,100	4,130,378
*	Zapata Corp.	341,733	2,357,958
Total Consumer Staples			334,454,753

Energy — (6.1%)
	Adams Resources & Energy, Inc.	15,395	338,690
* #	Basic Energy Services, Inc.	93,900	1,940,913
*	Bois d’Arc Energy, Inc.	187,800	3,372,888
* #	BPZ Energy, Inc.	388	2,270
*	Brigham Exploration Co.	534,715	2,700,311
* #	Bristow Group, Inc.	809,875	35,108,081
* #	Bronco Drilling Co., Inc.	670,277	9,886,586
*	Callon Petroleum Co.	675,700	8,196,241
*	Comstock Resources, Inc.	1,953,767	53,787,206
* #	Edge Petroleum Corp.	278,543	3,637,772
* #	Encore Acquisition Co.	1,759,124	48,886,056
* #	Exterran Holdings, Inc.	2,186,736	169,472,102
* #	Forest Oil Corp.	288,563	11,152,960
	Gulf Island Fabrication, Inc.	16,580	589,916
*	Gulfmark Offshore, Inc.	398,873	18,288,327
* #	Harvest Natural Resources, Inc.	1,094,597	12,544,082
*	Hkn, Inc.	8,800	82,456
* #	Horizon Offshore, Inc.	7,917	131,026
* #	Infinity, Inc.	60,963	108,514
*	Mariner Energy, Inc.	1,239,592	25,994,244
*	Meridian Resource Corp.	3,242,942	7,523,625
*	Natural Gas Services Group	155,423	2,628,203
*	Newpark Resources, Inc.	1,459,913	8,175,513
* #	Parker Drilling Co.	1,323,143	10,307,284
*	Petrohawk Energy Corp.	1,415,192	21,426,007
*	Petroleum Development Corp.	484,940	19,412,148
* #	PHI, Inc.	190,513	5,783,975
*	Pioneer Drilling Co.	1,524,541	18,538,419
*	Quest Resource Corp.	1,997	18,093
	Royale Energy, Inc.	3,893	14,638

*	Stone Energy Corp.	1,087,895	$35,846,140
*	Swift Energy Corp.	1,203,905	44,809,344
*	T-3 Energy Services, Inc.	880	27,218
* #	Torch Offshore, Inc.	4	—
* #	Trico Marine Services, Inc.	455,390	14,964,115
*	Union Drilling, Inc.	35,355	509,112
#	USEC, Inc.	3,177,102	42,541,396
*	Whiting Petroleum Corp.	1,682,135	62,508,137
Total Energy			701,254,008

Financials — (17.7%)
	1st Independence Financial Group, Inc.	3,847	60,994
#	1st Source Corp.	537,411	12,634,533
	21st Century Insurance Group	1,225,058	26,963,527
	Access National Corp.	500	4,215
*	Accredited Home Lenders Holding Co.	117,370	1,062,198
	Advanta Corp. Class A	386,876	8,963,917
	Advanta Corp. Class B Non-Voting	596,675	15,620,951
	Affirmative Insurance Holdings, Inc.	132,287	1,685,336
#	Alabama National Bancorporation	429,561	22,663,638
	Alfa Corp.	271,888	4,839,606
	Alliance Financial Corp.	10,001	261,926
*	AmComp, Inc.	293,500	2,797,055
	Ameriana Bancorp	30,395	288,752
	American Bancorp of New Jersey, Inc.	83,195	923,464
* #	American Business Financial Services, Inc.	5,324	67
#	American Equity Investment Life Holding Co.	1,829,391	18,678,082
*	American Independence Corp.	11,219	117,912
	American National Bankshares, Inc.	7,495	163,841
*	American Physicians Capital, Inc.	442,262	17,566,647
	American Physicians Services Group, Inc.	35,600	653,260
#	American West Bancorporation	85,565	1,605,199
	Ameris Bancorp	2,009	39,698
*	AmeriServe Financial, Inc.	500,406	1,701,380
*	Argo Group International Holdings, Ltd.	726,396	29,622,429
	ASB Financial Corp.	10,400	197,600
	Asset Acceptance Capital Corp.	67,131	759,252
*	Atlantic American Corp.	80,034	241,703
*	B of I Holding, Inc.	3,271	23,944
	Baldwin & Lyons, Inc. Class B	320,704	8,787,290
*	Bancinsurance Corp.	75,970	463,417
	Bancorp Rhode Island, Inc.	1,984	78,229
#	BancTrust Financial Group, Inc.	9,928	159,245
*	Bank of Florida Corp.	91,975	1,425,612
	BankAtlantic Bancorp, Inc. Class A	394,700	3,272,063
	BankFinancial Corp.	97,274	1,516,502
#	BankUnited Financial Corp. Class A	1,158,160	19,804,536
	Banner Corp.	244,657	7,882,849
	Bar Harbor Bankshares	4,276	128,280
	BCB Bancorp, Inc.	3,546	54,520
	Benjamin Franklin Bancorp, Inc.	4,911	65,709
	Berkshire Bancorp, Inc.	7,799	128,372

#	Berkshire Hills Bancorp, Inc.	293,542	$8,697,649
	Beverly Hills Bancorp, Inc.	544,195	3,368,567
*	BFC Financial Corp.	38,229	120,421
*	BNCCORP, Inc.	28,500	498,750
*	BNS Holding, Inc.	45,855	596,115
#	Boston Private Financial Holdings, Inc.	1,333,544	36,205,720
	Brookline Bancorp, Inc.	2,273,469	28,441,097
*	Brunswick Bancorp	1,000	11,400
* #	CabelTel International Corp.	1,070	3,103
	Cadence Financial Corp.	16,110	282,086
	California First National Bancorp	103,681	1,407,988
	Camco Financial Corp.	57,176	757,582
	Capital Bank Corp.	22,467	337,005
	Capital Southwest Corp.	24,682	3,466,587
	Cardinal Financial Corp.	298,068	2,777,994
	Carrollton Bancorp	3,233	44,680
	Cathay General Bancorp	34,478	1,120,880
* #	Centennial Bank Holdings, Inc.	232,540	1,564,994
	Central Bancorp, Inc.	2,601	62,424
	Central Pacific Financial Corp.	1,056,063	33,603,925
	Centrue Financial Corp.	14,091	271,815
	CFS Bancorp, Inc.	369,685	5,282,799
#	Chemical Financial Corp.	862,675	21,842,931
	Citizens Community Bancorp, Inc.	9,058	81,522
	Citizens First Bancorp, Inc.	292,749	5,696,896
*	Citizens First Corp.	100	1,256
#	Citizens Republic Bancorp, Inc.	214,936	3,789,322
	Citizens South Banking Corp.	24,533	311,569
* #	Citizens, Inc.	485,521	3,660,828
*	CNA Surety Corp.	1,114,953	20,024,556
	Codorus Valley Bancorp, Inc.	400	7,280
	Commercial National Financial Corp.	2,064	33,561
	Commonwealth Bankshares, Inc.	1,330	26,799
*	Community Bancorp	85,949	2,116,064
#	Community Bank System, Inc.	978,800	19,683,668
#	Community Banks, Inc.	128,735	3,779,660
	Community Bankshares, Inc.	3,459	50,847
	Community Capital Corp.	7,331	146,620
	Community Central Bank Corp.	267	2,181
	Community West Bancshares	2,977	36,409
* #	CompuCredit Corp.	594,327	12,611,619
*	Consumer Portfolio Services, Inc.	70,899	389,944
	Cooperative Bankshares, Inc.	18,645	310,999
#	Corus Bankshares, Inc.	158,198	2,113,525
*	Cowen Group, Inc.	163,882	2,094,412
*	Cowlitz Bancorporation	7,258	95,370
#	Crawford & Co. Class B	15,410	99,086
*	Crescent Financial Corp.	4,023	42,161
*	Dearborn Bancorp, Inc.	122,282	1,565,210
	Delphi Financial Group, Inc. Class A	1,393,794	56,169,898
#	Delta Financial Corp.	418,907	2,274,665
	Dime Community Bancshares	240,493	3,277,920

	Donegal Group, Inc. Class A	632,243	$9,502,612
	Donegal Group, Inc. Class B	61,885	1,130,020
#	Downey Financial Corp.	244,579	13,840,726
	ECB Bancorp, Inc.	2,298	58,185
	EMC Insurance Group, Inc.	423,479	10,354,062
* #	Encore Capital Group, Inc.	220,190	2,422,090
* #	Epoch Holding Corp.	106,300	1,385,089
	ESB Financial Corp.	31,617	326,920
	FBL Financial Group, Inc. Class A	1,002,111	39,212,603
#	Federal Agriculture Mortgage Corp. Class C	306,000	9,975,600
	Fidelity Bancorp, Inc.	3,200	51,232
	Fidelity Southern Corp.	16,395	228,874
	Financial Institutions, Inc.	126,642	2,474,585
*	Firebrand Financial Group, Inc.	82,400	10,712
	First Bancorp of Indiana, Inc.	2,300	36,397
	First Bancshares, Inc.	7,107	115,631
*	First Bank of Delaware	70,003	176,058
#	First Commonwealth Financial Corp.	130,986	1,442,156
#	First Community Bancorp	1,007,063	54,643,238
	First Defiance Financial Corp.	183,430	4,994,799
	First Federal Bancshares of Arkansas, Inc.	123,780	2,228,040
	First Federal Bankshares, Inc.	5,984	105,797
	First Federal of Northern Michigan Bancorp, Inc.	13,057	104,456
#	First Financial Corp.	326,878	9,871,716
	First Franklin Corp.	4,414	60,030
*	First Investors Financial Services Group, Inc.	118,400	831,760
*	First Keystone Financial, Inc.	41,772	538,859
	First M&F Corp.	24,440	439,920
*	First Mariner Bancorp, Inc.	31,644	288,593
	First Merchants Corp.	583,939	12,373,667
	First National Lincoln Corp.	10,302	157,209
	First Niagara Financial Group, Inc.	2,444,726	34,543,978
	First PacTrust Bancorp, Inc.	23,901	544,943
#	First Place Financial Corp.	555,534	9,788,509
	First Security Group, Inc.	17,192	178,797
	First United Corp.	23,778	485,309
	First West Virginia Bancorp, Inc.	4,275	80,584
	Firstbank Corp.	50,848	882,992
*	FirstCity Financial Corp.	200,725	1,772,402
* #	FirstFed Financial Corp.	740,987	37,234,597
	Flagstar Bancorp, Inc.	2,125,100	26,138,730
	Flushing Financial Corp.	402,355	6,606,669
	FNB Corp.	38,354	1,208,151
	FNB United Corp.	34,751	552,541
*	FPIC Insurance Group, Inc.	347,273	13,936,065
* #	Franklin Bank Corp.	782,693	7,192,949
* #	Franklin Credit Management Corp.	55,658	278,290
	Gateway Financial Holdings, Inc.	159,728	2,276,124
#	GB&T Bancshares, Inc.	472,138	6,090,580
	German American Bancorp, Inc.	127,249	1,753,491
	Great American Financial Resources, Inc.	323,600	7,882,896
*	Great Lakes Bancorp, Inc.	249,490	2,953,962

	Greene Bancshares, Inc.	65	$2,306
	Guaranty Federal Bancshares, Inc.	14,450	437,112
	Habersham Bancorp	2,407	40,221
*	Hallmark Financial Services, Inc.	17,737	211,070
	Harleysville Group, Inc.	1,136,444	36,661,683
#	Harleysville Savings Financial Corp.	13,081	193,206
	Harrington West Financial Group, Inc.	17,686	263,521
	Hawthorn Bancshares, Inc.	5,169	155,328
#	Hercules Technology Growth Capital, Inc.	884,330	10,364,348
	HF Financial Corp.	87,267	1,444,269
	HMN Financial, Inc.	101,433	3,012,560
	Home Federal Bancorp	11,499	310,473
	HopFed Bancorp, Inc.	1,300	20,150
	Horace Mann Educators Corp.	1,707,808	33,029,007
	IBERIABANK Corp.	9,178	460,460
	Imperial Capital Bancorp, Inc.	150,288	5,199,965
	Independence Holding Co.	165,755	3,290,237
	Infinity Property & Casualty Corp.	728,812	30,216,546
	Integra Bank Corp.	9,851	187,563
	Investors Title Co.	29,092	1,192,772
#	Irwin Financial Corp.	978,042	10,416,147
	Jefferson Bancshares, Inc.	16,717	186,227
*	KMG America Corp.	319,200	1,225,728
	KNBT Bancorp, Inc.	907,391	13,347,722
*	Knight Capital Group, Inc.	1,758,239	24,158,204
* #	LaBranche & Co., Inc.	1,323,440	8,324,438
#	Lakeland Bancorp, Inc.	151,594	1,947,983
#	LandAmerica Financial Group, Inc.	641,080	35,509,421
	Leesport Financial Corp.	16,658	313,670
	Legacy Bancorp, Inc.	80,845	1,154,467
	Lincoln Bancorp	21,247	334,640
#	LNB Bancorp, Inc.	23,131	337,019
	LSB Corp.	39,555	636,835
	LSB Financial Corp.	4,319	105,794
	MAF Bancorp, Inc.	1,432,541	76,913,126
#	MainSource Financial Group, Inc.	387,826	6,802,468
*	Marlin Business Services, Inc.	64,265	1,064,871
	MASSBANK Corp.	83,264	2,812,658
	Mayflower Bancorp, Inc.	2,999	34,488
#	MB Financial, Inc.	1,037,343	36,524,847
#	MBT Financial Corp.	26,176	318,824
	MCG Capital Corp.	2,701,386	39,224,125
*	Meadowbrook Insurance Group, Inc.	843,964	7,452,202
	Medallion Financial Corp.	554,699	6,096,142
	Mercantile Bancorp, Inc.	2,838	65,132
#	Mercantile Bank Corp.	25,871	580,545
	Mercer Insurance Group, Inc.	217,763	3,897,958
	Meta Financial Group, Inc.	33,100	1,317,380
	MFB Corp.	20,860	632,892
	MicroFinancial, Inc.	208,846	1,263,518
	Midland Co.	202,258	11,077,671
	MidWestOne Financial Group, Inc.	11,512	192,826

	MutualFirst Financial, Inc.	10,185	$175,844
#	National Penn Bancshares, Inc.	16,419	291,437
	National Security Group, Inc.	2,714	45,677
	National Western Life Insurance Co. Class A	30,160	7,811,440
*	Navidec Financial, Inc.	5,188	—
*	Navigators Group, Inc.	587,373	31,835,617
#	Nelnet, Inc. Class A	41,600	734,656
#	NetBank, Inc.	297,582	32,734
	New Hampshire Thrift Bancshares, Inc.	18,255	284,778
	New Westfield Financial, Inc.	21,087	213,190
#	NewAlliance Bancshares, Inc.	1,068,254	15,927,667
*	NewBridge Bancorp	56,197	706,396
*	Newtek Business Services, Inc.	143,080	231,790
* #	NexCen Brands, Inc.	536,151	3,661,911
	North Central Bancshares, Inc.	39,100	1,524,900
	Northeast Bancorp	21,700	365,645
*	Northeast Community Bancorp, Inc.	21,450	223,080
	Northrim BanCorp, Inc.	10,044	257,428
	Northway Financial, Inc.	3,352	120,672
	NYMAGIC, Inc.	199,416	5,994,445
	Oak Hill Financial, Inc.	105,968	3,339,052
#	OceanFirst Financial Corp.	38,851	682,224
* #	Ocwen Financial Corp.	1,510,330	14,166,895
#	Omega Financial Corp.	417,653	11,030,216
*	Pacific Mercantile Bancorp	1,280	22,387
*	Pacific Premier Bancorp, Inc.	65,351	689,453
	Pamrapo Bancorp, Inc.	646	11,634
	Park Bancorp, Inc.	1,300	39,689
	Parkvale Financial Corp.	60,174	1,775,133
	Partners Trust Financial Group, Inc.	1,358,720	16,494,861
	Patriot Capital Funding, Inc.	148,188	2,010,911
*	Patriot National Bancorp	200	4,004
	PAULA Financial	88,600	230,360
*	Penn Treaty American Corp.	606,000	3,284,520
*	Pennsylvania Commerce Bancorp, Inc.	2,489	67,850
	Peoples Bancorp, Inc.	284,084	7,479,932
	Peoples Bancorp, Inc. IN	12,262	232,855
	Peoples Community Bancorp	5,084	80,226
*	Pico Holdings, Inc.	556,539	24,487,716
	Pinnacle Bancshares, Inc.	15,081	219,429
*	Piper Jaffray Companies, Inc.	561,861	28,857,181
*	PMA Capital Corp. Class A	1,070,565	10,759,178
	Premier Financial Bancorp, Inc.	14,058	196,953
	Presidential Life Corp.	960,437	16,615,560
	Princeton National Bancorp, Inc.	2,000	56,960
* #	ProAssurance Corp.	203,017	10,674,634
	ProCentury Corp.	289,990	4,112,058
	Prosperity Bancshares, Inc.	138,696	4,683,764
	Provident Bankshares Corp.	189,239	5,847,485
	Provident Financial Holdings, Inc.	215,447	5,002,679
#	Provident Financial Services, Inc.	2,590,379	43,518,367
#	Provident New York Bancorp	1,244,683	17,189,072

	Rainier Pacific Financial Group, Inc.	168,324	$2,720,116
	Renasant Corp.	147,080	2,941,600
*	Republic First Bancorp, Inc.	45,081	366,058
#	Resource America, Inc.	86,130	1,312,621
*	Rewards Network, Inc.	109,400	443,070
	Riverview Bancorp, Inc.	229,306	3,423,539
	RLI Corp.	208,079	12,515,952
	Rome Bancorp, Inc.	142,341	1,696,705
*	RTW, Inc.	162,150	1,345,845
	Rurban Financial Corp.	7,514	95,428
#	Sanders Morris Harris Group, Inc.	109,911	1,087,020
*	SCPIE Holdings, Inc.	206,012	4,017,234
*	Seabright Insurance Holdings	520,286	8,964,528
#	Security Bank Corp.	57,716	794,749
#	Selective Insurance Group, Inc.	2,003,526	42,274,399
	Shore Financial Corp.	11,184	144,218
	Simmons First National Corp. Class A	362,759	9,859,790
	South Financial Group, Inc.	116,407	2,671,541
#	South Street Financial Corp.	11,002	79,764
*	Southcoast Financial Corp.	19,681	340,284
	Southern Community Financial Corp.	240,279	1,821,315
*	Southern Connecticut Bancorp, Inc.	4,415	32,450
*	Southern First Bancshares, Inc.	1,100	20,416
	State Auto Financial Corp.	640,512	19,164,119
	Stewart Information Services Corp.	603,700	22,373,122
* #	Stratus Properties, Inc.	94,357	3,099,627
*	Sun American Bancorp	2,280	15,960
* #	Sun Bancorp, Inc.	745,964	12,435,220
* #	Superior Bancorp	114,560	1,076,864
#	Susquehanna Bancshares, Inc.	1,864,875	36,663,442
	Sussex Bancorp	13,009	171,914
	SWS Group, Inc.	246,400	4,371,136
	Synergy Financial Group, Inc.	74,994	1,052,916
	Taylor Capital Group, Inc.	47,399	1,419,126
#	TF Financial Corp.	44,720	1,208,334
	The Phoenix Companies, Inc.	3,130,300	43,354,655
	The Ziegler Companies, Inc.	8,100	235,912
	TierOne Corp.	82,777	1,855,860
	Timberland Bancorp, Inc.	232,548	3,699,839
	Tower Financial Corp.	4,382	61,348
* #	Trenwick Group, Ltd.	199,776	170
* #	Triad Guaranty, Inc.	473,428	7,920,450
	UMB Financial Corp.	1,245,362	55,169,537
#	Umpqua Holdings Corp.	1,176,470	25,529,399
*	Unico American Corp.	145,800	1,736,478
*	United America Indemnity, Ltd.	257,176	5,565,289
*	United Capital Corp.	90,204	2,385,896
	United Community Financial Corp.	926,383	6,845,970
	United Financial Bancorp, Inc.	3,284	42,199
#	United Fire & Casualty Co.	1,008,358	38,307,520
*	United PanAm Financial Corp.	157,259	1,377,589
#	United Western Bancorp, Inc.	30,523	668,454

	Unity Bancorp, Inc.	1,042	$12,243
*	Universal American Financial Corp.	71,443	1,483,157
*	Vesta Insurance Group, Inc.	224,200	247
	Vineyard National Bancorp Co.	5,968	109,632
#	Virginia Financial Group, Inc.	41,652	840,954
	Wainwright Bank & Trust Co.	13,721	174,257
	Washington Savings Bank, F.S.B.	9,762	65,991
	Wayne Savings Bancshares, Inc.	5,800	76,502
#	Wesbanco, Inc.	688,092	18,392,699
	Willow Financial Bancorp, Inc.	469,554	5,831,861
*	Wilshire Enterprises, Inc.	103,903	457,173
#	Wintrust Financial Corp.	437,218	18,861,585
	WVS Financial Corp.	3,826	62,746
	Zenith National Insurance Corp.	147,172	6,344,585
* #	ZipRealty, Inc.	54,100	403,045
Total Financials			2,022,091,278

Health Care — (3.8%)
*	Accelrys, Inc.	602,348	3,656,252
* #	Acusphere, Inc.	100	130
*	Adolor Corp.	115,383	431,532
*	Albany Molecular Research, Inc.	1,174,986	17,178,295
*	Allied Healthcare International, Inc.	1,235,748	2,557,998
*	Allied Healthcare Products, Inc.	134,047	819,697
*	Allion Healthcare, Inc.	57,006	363,698
#	Alpharma, Inc. Class A	1,580,900	36,202,610
*	American Dental Partners, Inc.	120,737	2,891,651
	American Shared Hospital Services	67,434	283,223
*	AMICAS, Inc.	1,176,777	3,800,990
	Analogic Corp.	163,631	11,300,357
*	AngioDynamics, Inc.	176,987	3,444,167
*	Applera Corp. - Celera Group	36,900	485,973
*	Aradigm Corp.	580	673
	Atrion Corp.	982	111,457
*	ATS Medical, Inc.	228,794	352,343
*	Avigen, Inc.	559,514	2,881,497
*	Bioanalytical Systems, Inc.	31,800	214,809
*	BioScrip, Inc.	1,252,181	7,275,172
* #	Bradley Pharmaceuticals, Inc.	483,560	9,458,434
*	Bruker BioSciences Corp.	12,402	88,550
*	Caliper Life Sciences, Inc.	918,852	5,044,497
	Cambrex Corp.	134,583	1,678,250
* #	Cantel Medical Corp.	477,400	7,351,960
* #	Capital Senior Living Corp.	729,626	5,909,971
*	Cardiac Science Corp.	656,120	6,174,089
*	Cardiotech International, Inc.	40,691	50,050
*	Coley Pharmaceutical Group, Inc.	60,193	207,064
*	Conmed Corp.	917,014	26,639,257
*	Criticare Systems, Inc.	86,400	302,400
*	Cross Country Healthcare, Inc.	1,081,232	18,456,630
* #	CuraGen Corp.	1,242,336	1,465,956
* #	Curative Health Services, Inc.	447,518	—

*	Curis, Inc.	20	$20
* #	CytRx Corp.	86	311
	Datascope Corp.	59,767	1,993,827
*	Del Global Technologies Corp.	135,934	341,194
*	Digirad Corp.	152,527	474,359
*	Dyax Corp.	208,782	812,162
* #	Emisphere Technologies, Inc.	73,632	303,364
*	Endologix, Inc.	75,780	270,535
* #	Enzon Pharmaceuticals, Inc.	52,700	427,397
* #	Epicept Corp.	36,099	59,202
*	etrials Worldwide, Inc.	1,423	6,219
*	E-Z-EM, Inc.	149,678	2,222,718
*	Gene Logic, Inc.	1,054,548	1,349,821
* #	Genitope Corp.	416,797	1,454,622
*	Gentiva Health Services, Inc.	677,744	14,056,411
* #	Greatbatch, Inc.	504,500	15,135,000
* #	GTC Biotherapeutics, Inc.	371,069	378,490
*	Hanger Orthopedic Group, Inc.	716,900	7,548,957
*	Harvard Bioscience, Inc.	498,576	2,293,450
*	HealthTronics, Inc.	742,932	3,536,356
* #	Hi-Tech Pharmacal Co., Inc.	68,455	780,387
*	HMS Holdings Corp.	264	6,217
	Hooper Holmes, Inc.	2,066,200	4,607,626
* #	ImmunoGen, Inc.	280,738	1,254,899
* #	Incyte Corp.	318,278	1,858,744
* #	Infinity Pharmaceuticals, Inc.	182,303	1,994,395
* #	Insmed, Inc.	36,625	22,744
*	IntegraMed America, Inc.	218,487	2,270,080
	Invacare Corp.	149,200	3,456,964
* #	I-Trax, Inc.	280,920	898,944
	Kewaunee Scientific Corp.	42,750	658,350
*	Kindred Healthcare, Inc.	1,810,575	35,885,596
*	La Jolla Pharmaceutical Co.	3,800	16,682
*	Langer, Inc.	61,059	311,401
*	Lannet Co., Inc.	3,900	19,500
* #	Lipid Sciences, Inc.	82,902	87,876
*	Magyar Bancorp, Inc.	8,990	98,440
* #	Martek Biosciences Corp.	240,977	6,511,199
*	Matria Healthcare, Inc.	30,744	782,742
*	Maxygen, Inc.	551,457	4,918,996
*	MedCath Corp.	487,468	14,307,186
*	Medical Staffing Network Holdings, Inc.	464,749	2,458,522
*	MEDTOX Scientific, Inc.	64,465	1,211,297
*	Merge Technologies, Inc.	164,298	768,915
*	Microtek Medical Holdings, Inc.	1,084,393	6,614,797
* #	Monogram Biosciences, Inc.	768,315	1,290,769
* #	Nanogen, Inc.	387,556	387,556
*	National Dentex Corp.	22,357	392,589
#	National Home Health Care Corp.	52,433	654,888
* #	Neose Technologies, Inc.	19,426	30,110
* #	Neurocrine Biosciences, Inc.	1,262,303	12,585,161
* #	Neurogen Corp.	50,956	251,723

*	New Brunswick Scientific Co., Inc.	130,784	$1,483,091
*	North American Scientific, Inc.	134,761	126,675
*	Novoste Corp.	2,900	6,960
* #	OCA, Inc.	573,971	5,740
* #	Occulogix, Inc.	57,000	48,450
*	Orchid Cellmark, Inc.	242,150	1,486,801
*	Orthologic Corp.	368,515	530,662
* #	Oscient Pharmaceuticals Corp.	3,036	9,078
*	Osteotech, Inc.	465,729	3,385,850
*	PDI, Inc.	453,141	4,662,821
*	Pediatric Services of America, Inc.	244,500	3,968,235
*	Pharmacopia Drug Discovery, Inc.	144,825	797,986
* #	Pharmacyclics, Inc.	9,648	21,515
*	Pharmanet Development Group, Inc.	658,955	18,977,904
* #	PharMerica Corp.	662,714	11,749,919
*	Prospect Medical Holdings, Inc.	9,700	55,775
* #	RadNet, Inc.	125,146	1,126,314
*	RehabCare Group, Inc.	560,378	9,117,350
*	Renovis, Inc.	621,186	1,975,371
*	Res-Care, Inc.	479,879	10,231,020
* #	Rotech Healthcare, Inc.	5,400	5,886
*	Rural/Metro Corp.	131,700	478,071
*	Sequenom, Inc.	208,370	1,016,846
* #	Sonic Innovations, Inc.	198,766	1,647,770
	Span-American Medical System, Inc.	31,944	541,131
* #	Spectrum Pharmaceuticals, Inc.	38,844	158,484
*	SRI/Surgical Express, Inc.	143,792	777,915
*	Strategic Diagnostics, Inc.	700	2,772
*	SunLink Health Systems, Inc.	63,900	403,209
* #	Sunrise Senior Living, Inc.	102,540	3,671,957
*	Synovis Life Technologies, Inc.	263,835	4,733,200
*	Theragenics Corp.	1,077,500	4,471,625
*	Third Wave Technologies, Inc.	4,476	34,241
*	Threshold Pharmaceuticals, Inc.	46,800	40,248
*	Titan Pharmaceuticals, Inc.	295,998	606,796
	Trestle Holdings, Inc.	3,267	229
*	Tripos, Inc.	200	148
*	United American Healthcare Corp.	15,300	60,894
*	Urologix, Inc.	176,958	387,538
* #	Via Pharmaceuticals, Inc.	42	135
*	Vical, Inc.	259,072	1,259,090
*	Zoll Medical Corp.	277,950	6,423,425
Total Health Care			433,628,469

Industrials — (15.1%)
*	A. T. Cross Co. Class A	220,605	2,206,050
#	A.O. Smith Corp.	666,930	32,146,026
*	AAR Corp.	169,879	5,334,201
*	Accuride Corp.	128,100	1,661,457
	Aceto Corp.	709,087	6,169,057
* #	Active Power, Inc.	970,649	1,436,561
* #	AeroCentury Corp.	4,020	56,481

*	AirNet Systems, Inc.	306,200	$863,484
	Alamo Group, Inc.	242,076	6,172,938
*	Alaska Air Group, Inc.	1,481,600	36,773,312
* #	Allied Defense Group, Inc.	152,323	685,454
* #	Amerco, Inc.	20,027	1,262,502
	Ameron International Corp.	168,959	16,135,585
*	Amistar Corp.	41,400	34,155
	Ampco-Pittsburgh Corp.	144,016	6,125,000
	Angelica Corp.	327,356	6,664,968
	Applied Industrial Technologies, Inc.	1,560,250	49,896,795
	Applied Signal Technologies, Inc.	40,558	576,735
*	Argon ST, Inc.	30	542
#	Arkansas Best Corp.	772,791	27,743,197
*	Arotech Corp.	216,161	637,675
*	Avalon Holding Corp. Class A	67,200	604,800
*	Axsys Technologies, Inc.	294,338	7,002,301
*	AZZ, Inc.	15,125	429,550
*	Baldwin Technology Co., Inc. Class A	215,100	1,109,916
	Belden, Inc.	373,087	18,135,759
	Bowne & Co., Inc.	1,012,336	17,159,095
*	Breeze-Eastern Corp.	70,150	887,398
#	Briggs & Stratton Corp.	1,978,267	57,745,614
*	Butler International, Inc.	79,500	84,270
#	C&D Technologies, Inc.	806,600	3,419,984
*	Cannon Express, Inc.	900	—
* #	Capstone Turbine Corp.	150	165
*	Catalytica Energy Systems, Inc.	232,100	201,927
*	CBIZ, Inc.	616,131	4,620,983
	Champion Industries, Inc.	247,551	1,562,047
*	Channell Commercial Corp.	21,058	90,549
	Chase Corp.	1,000	17,440
	Chicago Rivet & Machine Co.	11,100	255,023
	CIRCOR International, Inc.	536,549	22,690,657
*	Comforce Corp.	56,700	119,637
	Comfort Systems USA, Inc.	63,583	925,133
*	Commercial Vehicle Group, Inc.	494,453	7,031,122
*	Competitive Technologies, Inc.	2,491	5,904
*	Compudyne Corp.	233,844	1,606,508
	CompX International, Inc.	42,823	868,450
* #	Consolidated Freightways Corp.	14,900	15
* #	Continental Airlines, Inc.	1,706,639	56,762,813
*	Cornell Companies, Inc.	462,648	11,145,190
*	Corrpro Companies, Inc.	86,675	175,084
*	Covenant Transport, Inc. Class A	397,387	2,511,486
*	CPI Aerostructures, Inc.	27,313	233,526
*	Devcon International Corp.	51,200	174,080
* #	Distributed Energy Systems Corp.	594,664	582,771
*	Dollar Thrifty Automotive Group, Inc.	904,600	26,667,608
*	Ducommun, Inc.	314,702	9,085,447
	Eastern Co.	29,200	620,792
	Ecology & Environment, Inc. Class A	29,074	369,246
	Electro Rent Corp.	586,549	8,522,557

*	EnerSys	1,750,163	$31,607,944
	Ennis, Inc.	389,500	8,471,625
*	EnPro Industries, Inc.	585,144	24,453,168
	Espey Manufacturing & Electronics Corp.	8,176	179,872
*	Esterline Technologies Corp.	1,067,623	53,904,285
* #	ExpressJet Holdings, Inc.	1,808,860	7,886,630
	Federal Signal Corp.	857,515	13,119,980
*	First Aviation Services, Inc.	8,900	19,580
* #	Frontier Airlines Holdings, Inc.	1,162,114	6,891,336
	Frozen Food Express Industries, Inc.	581,149	4,422,544
*	Furmanite Corp.	237,647	1,934,447
	G & K Services, Inc. Class A	841,808	35,061,303
*	Gehl Co.	435,496	10,356,095
* #	Global Power Equipment Group, Inc.	369,700	961,220
*	GP Strategies Corp.	320,165	3,563,436
* #	Griffon Corp.	631,082	9,882,744
	Hardinge, Inc.	216,834	7,561,002
*	Hawaiian Holdings, Inc.	483,085	1,763,260
*	Henry Bros. Electronics, Inc.	1,100	5,115
*	Herley Industries, Inc.	490,778	7,091,749
*	Hudson Technologies, Inc.	48,400	58,564
*	Huttig Building Products, Inc.	386,521	2,322,991
	IKON Office Solutions, Inc.	3,312,307	46,504,790
*	Industrial Distribution Group, Inc.	305,175	2,886,956
*	Innotrac Corp.	105,695	239,928
* #	Integrated Electrical Services, Inc.	341	7,966
*	International Shipholding Corp.	105,281	2,234,063
*	Intersections, Inc.	110,272	1,074,049
*	JPS Industries, Inc.	42,300	162,644
*	Kadant, Inc.	466,760	13,302,660
	Kaman Corp. Class A	669,564	22,035,351
* #	Kansas City Southern	1,507,700	45,819,003
	Kelly Services, Inc. Class A	1,069,270	24,293,814
*	Key Technology, Inc.	33,103	885,505
	L.S. Starrett Co. Class A	78,463	1,289,147
*	LECG Corp.	17,330	265,842
*	LGL Group, Inc.	11,967	141,211
*	Lydall, Inc.	500,800	5,238,368
* #	M&F Worldwide Corp.	572,776	32,304,566
*	Mac-Gray Corp.	328,500	4,635,135
*	Magnetek, Inc.	925,100	4,301,715
*	MAIR Holdings, Inc.	611,184	3,856,571
*	Marten Transport, Ltd.	652,380	10,216,271
* #	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	18,602
* #	Medialink Worldwide, Inc.	150,311	608,760
*	Merrimac Industries, Inc.	44,270	451,554
* #	Mesa Air Group, Inc.	1,118,546	6,308,599
* #	Midwest Air Group, Inc.	267,257	4,337,581
* #	Milacron, Inc.	112,476	714,223
*	Misonix, Inc.	200,682	822,796
*	Mobile Mini, Inc.	10,784	261,081

*	Modtech Holdings, Inc.	452,314	$529,207
*	Moore Handley, Inc.	2,000	9,600
#	NACCO Industries, Inc. Class A	115,300	13,659,591
*	Nashua Corp.	125,542	1,437,456
*	National Patent Development Corp.	230,265	529,610
*	National Technical Systems, Inc.	173,623	1,152,857
*	Navigant Consulting, Inc.	50,700	894,855
* #	North America Galvanizing & Coatings, Inc.	5,010	33,567
*	Orbital Sciences Corp.	329,002	7,224,884
*	P.A.M. Transportation Services, Inc.	76,313	1,427,816
*	Paragon Technologies, Inc.	3,056	20,078
*	Park-Ohio Holdings Corp.	181,612	5,003,411
*	Patrick Industries, Inc.	112,193	1,570,702
*	PGT, Inc.	79,400	827,348
*	PHH Corp.	1,914,210	51,549,675
*	PPT Vision, Inc.	21,750	6,634
#	Preformed Line Products Co.	64,200	3,145,800
* #	PRG-Schultz International, Inc.	54,555	776,863
* #	Protection One, Inc.	43,556	559,259
	Providence & Worcester Railroad Co.	57,808	951,520
* #	Quanta Services, Inc.	3,216,826	90,939,671
*	RCM Technologies, Inc.	246,357	1,783,625
	Regal-Beloit Corp.	1,033,713	52,212,844
*	Republic Airways Holdings, Inc.	1,471,815	28,023,358
*	Riviera Tool Co.	8,100	567
	Robbins & Myers, Inc.	183,869	9,962,022
*	Rush Enterprises, Inc. Class A	591,789	15,007,769
*	Rush Enterprises, Inc. Class B	169,807	3,956,503
*	Saia, Inc.	501,132	9,416,270
* #	School Specialty, Inc.	778,165	28,356,333
*	Sequa Corp. Class A	91,800	15,068,970
*	Sequa Corp. Class B	28,300	4,641,200
	Servidyne, Inc.	20,194	113,288
*	Servotronics, Inc.	4,600	67,620
*	Shaw Group, Inc.	773,718	38,724,586
*	SIFCO Industries, Inc.	70,059	1,106,932
* #	Sirva, Inc.	567,910	596,306
	Skywest, Inc.	1,524,809	38,318,450
*	Smithway Motor Xpress Corp. Class A	72,100	736,141
*	SPACEHAB, Inc.	116,447	57,059
*	Sparton Corp.	148,636	952,757
*	Spherion Corp.	2,072,689	18,322,571
	Standex International Corp.	293,596	7,348,708
	Supreme Industries, Inc.	152,838	1,089,735
	Sypris Solutions, Inc.	560,937	4,554,808
*	SYS Technologies	700	1,666
*	TeamStaff, Inc.	84,200	77,464
	Technology Research Corp.	128,075	448,263
#	Tecumseh Products Co. Class A	452,870	7,812,008
*	Tecumseh Products Co. Class B	17,174	257,782
#	Titan International, Inc.	775	22,460
	Todd Shipyards Corp.	84,850	1,967,672

*	Trailer Bridge, Inc.	108,800	$1,264,256
* #	TRC Companies, Inc.	362,088	4,055,386
	Tredegar Industries, Inc.	1,336,086	23,354,783
* #	Trex Co., Inc.	3,800	51,034
#	Trinity Industries, Inc.	1,801,125	67,668,266
#	Triumph Group, Inc.	525,517	38,473,100
* #	TRM Corp.	366,124	362,463
*	Tufco Technologies, Inc.	17,282	131,343
*	U.S. Xpress Enterprises, Inc. Class A	169,562	3,013,117
*	United Rentals, Inc.	1,648,501	53,741,133
	Universal Forest Products, Inc.	102,372	3,817,452
*	USA Truck, Inc.	227,204	3,644,352
* #	Valence Technology, Inc.	4,800	6,480
*	Valpey Fisher Corp.	10,689	51,842
	Viad Corp.	208,300	7,446,725
* #	Volt Information Sciences, Inc.	472,100	7,105,105
	Wabash National Corp.	888,064	11,624,758
	Walter Industries, Inc.	846,200	21,391,936
#	Watts Water Technologies, Inc.	323,155	11,446,150
*	WCA Waste Corp.	9,252	70,778
#	Werner Enterprises, Inc.	3,144,701	58,522,886
* #	Westaff, Inc.	300,060	1,260,252
* #	Western Power & Equipment Corp.	4,091	736
*	Willis Lease Finance Corp.	154,161	1,988,677
*	Wolverine Tube, Inc.	484,800	576,912
Total Industrials			1,727,070,726

Information Technology — (14.0%)
*	3Com Corp.	2,570,154	9,638,078
*	Acorn Factor, Inc.	89,400	357,600
*	Actel Corp.	866,519	9,748,339
*	ActivIdentity Corp.	1,507,621	7,447,648
*	Adaptec, Inc.	3,665,237	13,671,334
*	Aehr Test Systems	48,266	333,518
*	Aetrium, Inc.	74,848	319,601
	Agilysys, Inc.	925,734	15,793,022
*	Allen Organ Co.	4,900	79,821
	Alliance Semiconductor Corp.	574,401	1,321,122
*	Allied Motion Technologies, Inc.	44,400	209,124
*	American Technical Ceramics Corp.	91,055	2,234,490
*	Analysts International Corp.	552,181	922,142
*	Anaren, Inc.	534,840	7,535,896
*	Andrew Corp.	693,724	9,767,634
*	Answerthink, Inc.	246,561	806,254
*	APA Enterprises, Inc.	154,000	147,840
*	Applied Micro Circuits Corp.	10,045,274	28,629,031
*	Aspen Technology, Inc.	335,927	4,407,362
*	Astea International, Inc.	12,900	52,761
	Astro-Med, Inc.	60,819	633,734
* #	Atari, Inc.	856	1,780
*	Atmel Corp.	10,588	56,116
*	Authentidate Holding Corp.	52,694	69,556

*	Autobytel, Inc.	1,343,035	$4,364,864
* #	Avanex Corp.	351,637	604,816
#	Avici Systems, Inc.	164,833	1,593,935
* #	Avid Technology, Inc.	16,842	519,239
*	Aviza Technology, Inc.	108,403	377,242
*	Aware, Inc.	540,234	2,576,916
*	Axcelis Technologies, Inc.	3,309,575	15,588,098
*	AXT, Inc.	651,638	3,004,051
* #	BearingPoint, Inc.	2,574,494	15,112,280
	Bel Fuse, Inc. Class B	9,264	291,816
*	Bell Industries, Inc.	158,363	332,562
*	Bell Microproducts, Inc.	966,970	6,633,414
*	Benchmark Electronics, Inc.	1,912,932	47,976,335
	Black Box Corp.	645,233	26,422,291
*	Blonder Tongue Laboratories, Inc.	22,100	29,614
	Bogen Communications International, Inc.	43,800	249,660
* #	Bookham, Inc.	668,500	1,738,100
* #	Borland Software Corp.	2,287,952	10,433,061
*	Brocade Communications Systems, Inc.	550,086	3,850,602
*	Brooks Automation, Inc.	3,338,368	47,237,907
*	CalAmp Corp.	785,834	2,970,453
*	California Micro Devices Corp.	144,870	569,339
*	CallWave, Inc.	303,730	911,190
*	Captaris, Inc.	582,740	3,123,486
*	Carrier Access Corp.	616,088	2,513,639
*	Catalyst Semiconductor, Inc.	433,184	2,274,216
*	Catapult Communications Corp.	411,281	2,883,080
*	Centillium Communications, Inc.	100,829	149,227
*	CEVA, Inc.	430,299	3,752,207
*	Checkpoint Systems, Inc.	32,500	905,125
*	Ciber, Inc.	1,961,800	15,557,074
*	Ciprico, Inc.	114,300	837,819
*	Clarus Corp.	382,900	2,718,590
#	CLST Holdings, Inc.	392,669	443,716
*	Coherent, Inc.	1,274,820	38,359,334
#	Cohu, Inc.	582,738	11,532,385
	Comarco, Inc.	8,417	48,987
* #	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	41,903	462,609
*	Computer Horizons Corp.	848,332	585,349
*	Computer Task Group, Inc.	221,900	1,007,426
* #	Conexant Systems, Inc.	375,156	420,175
*	Cosine Communications, Inc.	307,326	921,978
*	Credence Systems Corp.	3,093,772	9,095,690
*	Crossroads Systems, Inc.	16,800	16,632
*	CSP, Inc.	34,710	258,937
	CTS Corp.	1,267,200	16,460,928
*	Cyberoptics Corp.	204,537	2,661,026
*	Data I/O Corp.	84,600	279,180
	Dataram Corp.	74,370	278,888
* #	Delphax Technologies, Inc.	74,525	70,799
*	Digi International, Inc.	686,761	9,717,668

*	Digimarc Corp.	462,222	$4,150,754
* #	Digital Angel Corp.	342,550	520,676
*	Ditech Networks, Inc.	979,349	5,024,060
*	Dot Hill Systems Corp.	1,480,710	4,590,201
*	DSP Group, Inc.	201,117	3,505,469
*	Dynamics Research Corp.	122,057	1,533,036
*	Easylink Services International Corp.	48,900	187,776
*	Edgewater Technology, Inc.	307,970	2,700,897
*	EFJ, Inc.	128,437	721,816
*	Electro Scientific Industries, Inc.	944,861	22,383,757
*	Electroglas, Inc.	475,233	1,069,274
*	EMS Technologies, Inc.	442,743	10,864,913
*	En Pointe Technologies, Inc.	38,700	114,165
* #	Endwave Corp.	148,122	1,555,281
*	Entegris, Inc.	5,263,489	49,687,336
*	Entertainment Distribution Co., Inc.	1,263,032	1,654,572
* #	EPIQ Systems, Inc.	337,822	5,482,851
*	ePlus, Inc.	252,532	1,830,857
* #	eSpeed, Inc.	144,193	1,211,221
*	ESS Technology, Inc.	752,909	1,031,485
*	Evans & Sutherland Computer Corp.	180,800	372,448
*	Exar Corp.	1,609,242	21,467,296
*	Forgent Networks, Inc.	354,464	297,750
	Frequency Electronics, Inc.	189,737	1,872,704
*	FSI International, Inc.	884,762	2,300,381
*	Gateway, Inc.	1,081,700	1,990,328
*	Genesis Microchip, Inc.	1,091,589	8,689,048
*	Gerber Scientific, Inc.	439,223	4,493,251
*	Giga-Tronics, Inc.	28,200	65,142
*	GSE Systems, Inc.	22,228	141,148
*	GTSI Corp.	303,830	3,202,368
*	Halifax Corp.	23,500	58,750
*	HEI, Inc.	800	592
*	hi/fn, inc.	415,097	3,387,192
*	Hutchinson Technology, Inc.	881,215	20,276,757
* #	Hypercom Corp.	1,232,100	6,000,327
* #	Ibis Technology Corp.	61,440	70,042
*	iGATE Capital Corp.	362,604	3,005,987
*	Ikanos Communications	21,039	123,078
*	I-many, Inc.	388,700	967,863
	Imation Corp.	1,472,105	42,823,534
*	InFocus Corp.	1,398,787	2,461,865
	InfoSpace, Inc.	1,166,632	16,344,514
*	Innovex, Inc.	430,639	533,992
*	Insight Enterprises, Inc.	1,768,216	41,942,084
*	InsWeb Corp.	22,666	160,249
*	Integrated Silicon Solution, Inc.	1,241,929	7,699,960
*	Intelligent Systems Corp.	51,275	171,771
*	Intelligroup, Inc.	70,500	155,100
* #	Internet Capital Group, Inc.	1,309,197	14,872,478
*	Interwoven, Inc.	1,422,760	18,538,563
*	Intest Corp.	37,677	124,711

*	IntriCon Corp.	75,200	$830,960
* #	Intrusion, Inc.	23,100	8,778
*	Iomega Corp.	1,666,300	8,864,716
* #	iPass, Inc.	324,346	1,459,557
* #	IPIX Corp.	7,400	185
*	IXYS Corp.	216,151	2,204,740
*	Jaco Electronics, Inc.	120,680	243,774
*	JDA Software Group, Inc.	997,578	20,699,744
*	Jupitermedia Corp.	2,600	15,964
	Keithley Instruments, Inc.	7,536	75,360
*	Kemet Corp.	2,971,884	20,506,000
*	Key Tronic Corp.	245,425	1,097,050
*	Keynote Systems, Inc.	435,750	6,013,350
*	Kopin Corp.	367,906	1,350,215
* #	L-1 Identity Solutions, Inc.	2,692,729	44,295,392
*	Lantronix, Inc.	135,516	181,591
*	Lattice Semiconductor Corp.	3,648,538	18,206,205
*	Lawson Software, Inc.	155,810	1,528,496
* #	LeCroy Corp.	381,268	2,848,072
* #	LightPath Technologies, Inc.	30,600	129,438
*	Logic Devices, Inc.	90,700	188,656
*	LogicVision, Inc.	153,600	122,880
*	LookSmart, Ltd.	189,537	496,587
*	Loral Space & Communications, Inc.	213,732	8,566,379
*	Management Network Group, Inc.	301,149	707,700
	Maximus, Inc.	303,600	12,988,008
* #	MDI, Inc.	184,500	164,205
*	MedQuist, Inc.	461,073	4,564,623
*	Mercury Computer Systems, Inc.	622,379	7,120,016
*	Merix Corp.	677,378	3,989,756
	Methode Electronics, Inc.	1,006,044	14,527,275
*	Microtune, Inc.	76,584	455,675
*	MKS Instruments, Inc.	2,051,892	45,223,700
*	Moldflow Corp.	11,835	195,514
* #	MPS Group, Inc.	3,793,692	52,201,202
* #	MRV Communications, Inc.	673,000	1,695,960
* #	MSC. Software Corp.	791,112	10,007,567
*	MTI Technology Corp.	100	14
*	MTM Technologies, Inc.	6,100	6,771
*	Nanometrics, Inc.	442,814	3,360,958
*	Napster, Inc.	20,300	61,509
*	NEON Communications Group, Inc.	591,800	2,840,640
*	Neoware Systems, Inc.	502,623	8,062,073
*	NetManage, Inc.	81,916	337,494
*	NetScout Systems, Inc.	159,223	1,480,774
*	Network Engines, Inc.	18,100	31,675
*	Network Equipment Technologies, Inc.	470,784	5,018,557
* #	Newport Corp.	1,393,169	19,239,664
* #	NMS Communications Corp.	189,400	274,630
*	Nu Horizons Electronics Corp.	566,317	5,255,422
* #	NYFIX, Inc.	478,227	2,649,378
	O.I. Corp.	57,260	743,807

*	Omtool, Ltd.	52,214	$99,207
#	Openwave Systems, Inc.	1,225,609	5,539,753
*	Oplink Communications, Inc.	154,042	2,007,167
	OPTi, Inc.	164,800	748,192
*	Optical Cable Corp.	108,602	508,257
* #	Optical Communication Products, Inc.	323,548	520,912
*	OSI Systems, Inc.	573,723	14,291,440
*	Overland Storage, Inc.	364,605	751,086
* #	Palm, Inc.	2,548,378	38,251,154
*	PAR Technology Corp.	59,384	488,730
* #	PC Connection, Inc.	717,524	9,227,359
*	PC-Tel, Inc.	663,560	5,142,590
	Pegasystems, Inc.	458,220	5,443,654
*	Perceptron, Inc.	271,166	3,348,900
*	Performance Technologies, Inc.	241,654	1,159,939
*	Pericom Semiconductor Corp.	884,988	10,195,062
*	Pervasive Software, Inc.	540,923	2,515,292
*	Phoenix Technologies, Ltd.	94,587	1,033,836
*	Photon Dynamics, Inc.	560,649	4,664,600
*	Photronics, Inc.	1,494,716	17,308,811
*	Planar Systems, Inc.	495,355	3,125,690
* #	PlanetOut, Inc.	394,200	524,286
*	PLATO Learning, Inc.	537,478	1,730,679
* #	Powerwave Technologies, Inc.	3,351,067	22,954,809
	Printronix, Inc.	149,009	2,053,344
*	Qualstar Corp.	8,073	30,677
*	Quantum Corp.	1,470,300	4,719,663
*	QuickLogic Corp.	407,417	1,405,589
*	RadiSys Corp.	116,583	1,274,252
*	RealNetworks, Inc.	452,043	2,816,228
	REMEC, Inc.	491,423	830,505
*	RF Monolithics, Inc.	42,940	209,118
	Richardson Electronics, Ltd.	475,788	3,439,947
*	Rudolph Technologies, Inc.	982,840	12,609,837
*	S1 Corp.	2,215,974	17,284,597
* #	Safeguard Scientifics, Inc.	2,608,391	5,608,041
*	Sanmina-SCI Corp.	612,683	1,403,044
* #	SatCon Technology Corp.	94,200	97,026
*	SCM Microsystems, Inc.	389,607	1,118,172
*	Seachange International, Inc.	946,372	6,889,588
*	Secure Computing Corp.	2,196,454	19,724,157
*	Selectica, Inc.	910,302	1,611,235
*	SI International, Inc.	55,457	1,709,185
*	Sigmatel, Inc.	446,686	1,206,052
*	Sigmatron International, Inc.	16,500	149,655
*	Silicon Storage Technology, Inc.	3,492,371	10,896,198
* #	Sirenza Microdevices, Inc.	67,672	1,058,390
*	Skyworks Solutions, Inc.	6,827,399	53,868,178
* #	Sonic Foundry, Inc.	22,300	47,165
*	SonicWALL, Inc.	1,712,454	14,692,855
*	Spectrum Control, Inc.	239,691	3,482,710
*	Standard Microsystems Corp.	317,277	11,415,626

	StarTek, Inc.	151,060	$1,560,450
*	SteelCloud, Inc.	5,800	6,554
*	SumTotal Systems, Inc.	1,297	7,964
*	Sunair Electronics, Inc.	10,403	31,417
*	Sunrise Telecom, Inc.	187,300	440,155
*	Suntron Corp.	90,475	98,618
*	SupportSoft, Inc.	628,581	3,388,052
*	Sycamore Networks, Inc.	6,224,921	24,588,438
*	Symmetricom, Inc.	723,914	3,612,331
*	SYNNEX Corp.	978,645	19,494,608
	Taitron Components, Inc.	6,400	12,416
*	Technical Communications Corp.	6,200	26,660
*	Technology Solutions Co.	69,968	321,853
*	TechTeam Global, Inc.	249,604	2,967,792
*	TeleCommunication Systems, Inc.	98,800	404,092
*	Telular Corp.	110,644	619,606
*	ThinkEngine Networks, Inc.	12,500	25,625
*	Tier Technologies, Inc. Class B	598,898	5,988,980
*	TII Network Technologies, Inc.	96,200	212,602
*	Tollgrade Communications, Inc.	447,090	4,551,376
*	Track Data Corp.	83,172	232,882
*	Transcat, Inc.	58,700	399,160
*	Trans-Lux Corp.	9,171	51,816
*	Triquint Semiconductor, Inc.	4,227,232	18,642,093
	TSR, Inc.	23,088	94,661
*	TTM Technologies, Inc.	77,908	909,965
*	Tumbleweed Communications Corp.	36,400	81,172
*	Ulticom, Inc.	214,619	1,737,341
* #	UTStarcom, Inc.	426,886	1,297,733
*	Verilink Corp.	117,478	470
*	Vicon Industries, Inc.	100,950	1,383,015
* #	Viewpoint Corp.	1,400	1,190
*	Vignette Corp.	1,043,419	20,357,105
*	Virage Logic Corp.	34,467	234,031
*	Vitech America, Inc.	470	2
* #	Vitesse Semiconductor, Inc.	10,800	11,232
* #	Vyyo, Inc.	29,614	172,057
*	Web.com, Inc.	495,052	2,930,708
*	Westell Technologies, Inc.	269,965	553,428
*	White Electronics Designs Corp.	775,084	4,162,201
*	Winland Electronics, Inc.	37,800	91,854
*	Wireless Telecom Group, Inc.	243,512	603,910
*	Zhone Technologies, Inc.	684,076	841,413
*	ZILOG, Inc.	7,584	28,516
*	Zones, Inc.	169,100	1,687,618
*	Zoran Corp.	1,380,822	23,846,796
*	Zygo Corp.	308,735	3,967,245
Total Information Technology			1,608,389,726

Materials — (6.2%)
	A. Schulman, Inc.	1,030,591	22,198,930
*	American Pacific Corp.	137,708	2,141,359

* #	Atlantis Plastics, Inc.	46,200	$91,476
#	Bowater, Inc.	629,300	10,597,412
*	Buckeye Technologies, Inc.	1,296,877	20,192,375
#	Calgon Carbon Corp.	937,600	12,516,960
*	Caraustar Industries, Inc.	929,928	3,450,033
	Chaparral Steel Co.	64,972	5,555,106
	Chesapeake Corp.	679,606	6,660,139
* #	Coeur d’Alene Mines Corp.	187,624	641,674
*	Continental Materials Corp.	6,900	191,130
*	Core Molding Technologies, Inc.	30,637	211,089
*	Detrex Corp.	12,700	119,063
	Ferro Corp.	959,018	18,767,982
	Friedman Industries, Inc.	148,327	1,226,664
#	Georgia Gulf Corp.	157,489	2,357,610
	Gibraltar Industries, Inc.	951,590	19,012,768
	Glatfelter Co.	1,477,800	21,812,328
*	Graphic Packaging Corp.	4,361,276	20,759,674
	H.B. Fuller Co.	542,721	14,604,622
* #	Headwaters, Inc.	1,038,048	17,148,553
*	Impreso, Inc.	6,400	15,360
	Louisiana-Pacific Corp.	19,300	361,489
*	Material Sciences Corp.	441,767	4,810,843
*	Maxxam, Inc.	103,300	2,887,235
	Metal Management, Inc.	79,442	3,726,624
#	Minerals Technologies, Inc.	834,658	55,012,309
*	Mod-Pac Corp.	41,350	406,471
	Myers Industries, Inc.	309,588	6,594,224
#	NL Industries, Inc.	246,291	2,573,741
	NN, Inc.	594,996	6,110,609
*	Northern Technologies International Corp.	5,116	51,927
* #	Northwest Pipe Co.	255,454	9,523,325
	Olympic Steel, Inc.	297,900	7,277,697
*	OM Group, Inc.	234,751	11,596,699
	Penford Corp.	265,012	9,354,924
*	PolyOne Corp.	3,034,342	24,365,766
#	Pope & Talbot, Inc.	584,300	146,075
	Quaker Chemical Corp.	194,550	4,280,100
	Quanex Corp.	1,100	47,641
*	Ready Mix, Inc.	3,723	45,421
*	Rock of Ages Corp.	88,100	555,911
	Rock-Tenn Co. Class A	1,119,023	32,440,477
#	Ryerson, Inc.	928,039	30,940,820
	Schnitzer Steel Industries, Inc. Class A	716,466	41,863,108
	Schweitzer-Maudoit International, Inc.	516,900	11,780,151
	Sensient Technologies Corp.	1,477,603	40,028,265
	Spartech Corp.	1,153,800	24,991,308
#	Steel Dynamics, Inc.	713,663	30,958,701
	Stepan Co.	207,644	6,233,473
* #	Terra Industries, Inc.	3,074,200	79,836,974
#	Tronox, Inc. Class A	586,400	6,028,192
	Tronox, Inc. Class B	167,499	1,688,390
* #	U.S. Concrete, Inc.	1,237,654	9,839,349

#	U.S. Energy Corp.	25,300	$116,380
* #	U.S. Gold Corp.	444,699	2,650,406
	Vulcan International Corp.	11,100	632,700
	Wausau Paper Corp.	1,579,999	17,743,389
*	Webco Industries, Inc.	9,290	868,615
#	Wellman, Inc.	987,500	2,172,500
#	Westlake Chemical Corp.	91,102	2,465,220
*	Williams Industries, Inc.	3,400	7,310
#	Worthington Industries, Inc.	744,269	15,748,732
Total Materials			709,035,798

Other — (0.0%)
*	Big 4 Ranch, Inc.	73,300	—
*	ePresence, Inc. Escrow Shares	312,600	9,378
*	ioWorldMedia, Inc.	18,566	1,021
*	Noel Group, Inc.	95,400	1,670
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
Total Other			18,225

Real Estate Investment Trusts — (0.3%)
	Potlatch Corp.	666,898	30,037,086

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	113,500	1,550,410
*	Arbinet-thexchange, Inc.	206,946	1,078,189
*	Cincinnati Bell, Inc.	121,200	591,456
	CT Communications, Inc.	659,307	20,768,171
	D&E Communications, Inc.	452,877	6,444,440
*	GoAmerica, Inc.	559	2,907
	IDT Corp.	683,248	5,650,461
#	IDT Corp. Class B	2,214,800	19,933,200
*	LCC International, Inc. Class A	601,615	2,183,862
* #	Level 3 Communications, Inc.	584,914	3,059,100
*	Metro One Telecommunications, Inc.	88,279	173,910
*	Point.360	73,147	189,451
*	Price Communications Liquidation Trust	1,498,306	204,639
* #	SunCom Wireless Holdings, Inc.	193,840	3,876,800
#	SureWest Communications	471,935	13,690,834
	Verizon Communications, Inc.	589,819	24,701,620
*	Wireless Facilities, Inc.	121,295	308,089
*	Xeta Corp.	73,120	231,790
Total Telecommunication Services			104,639,329

Utilities — (0.6%)
#	Black Hills Corp.	3	124
	Connecticut Water Services, Inc.	238,466	5,603,951
	Delta Natural Gas Co., Inc.	26,700	662,427
#	Empire District Electric Co.	12,300	282,039
	Energy West, Inc.	2,700	39,960
	Florida Public Utilities Co.	3,400	40,120
*	Maine & Maritimes Corp.	6,485	201,035
	Middlesex Water Co.	115	2,156

	New Jersey Resources Corp.	492,700	$24,132,446
	South Jersey Industries, Inc.	988,982	33,536,380
	Southwest Gas Corp.	1,700	49,317
	Unitil Corp.	38,364	1,210,384
Total Utilities			65,760,339

TOTAL COMMON STOCKS			9,632,833,841

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	315	—
*	CSF Holding, Inc. Litigation Rights	40,500	—
*	Del Global Technologies Corp. Warrants 03/28/08	19,927	34,374
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	—

TOTAL RIGHTS/WARRANTS			34,374

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $114,290,000 FNMA 6.25%, 05/15/29, FNMA 5.50%, 02/01/37, valued at $127,138,533) to be repurchased at $125,326,230	$125,254	125,254,000

SECURITIES LENDING COLLATERAL — (14.7%)
@ Repurchase Agreement, Deutsche Bank Securities 5.39%, 09/04/07 (Collateralized by $1,890,287,299 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 06/12/17 to 08/01/37, valued at $1,631,315,180) to be repurchased at $1,584,038,452	1,583,801	1,583,801,146
@ Repurchase Agreement, Morgan Stanley 5.35%, 09/04/07 (Collateralized by $164,925,091 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 09/01/33 to 04/01/37, valued at $104,797,977) to be repurchased at $101,281,440	101,266	101,266,391
TOTAL SECURITIES LENDING COLLATERAL		1,685,067,537

TOTAL INVESTMENTS - (100.0%) (Cost $10,630,955,640)##		$11,443,189,752

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (81.1%)
Consumer Discretionary — (13.7%)
*	1-800 CONTACTS, Inc.	46,671	$1,120,104
*	1-800-FLOWERS.COM, Inc.	86,120	915,456
*	4Kids Entertainment, Inc.	42,500	637,925
* #	99 Cents Only Stores	232,100	2,866,435
*	A.C. Moore Arts & Crafts, Inc.	67,200	1,255,968
	Aaron Rents, Inc.	147,800	3,782,202
	Aaron Rents, Inc. Class A	8,550	200,925
	Acme Communications, Inc.	49,802	209,168
	Acme United Corp.	10,600	148,400
*	Advanced Marketing Services, Inc.	46,150	150
* #	Aeropostale, Inc.	116,375	2,408,962
*	AFC Enterprises, Inc.	98,512	1,468,814
*	Aftermarket Technology Corp.	72,904	2,180,559
	Aldila, Inc.	17,933	301,812
*	All American Semiconductor, Inc.	10,300	1,287
*	Alloy, Inc.	45,005	360,040
	Ambassadors Group, Inc.	67,276	2,608,291
#	Ambassadors International, Inc.	37,010	892,681
	American Axle & Manufacturing Holdings, Inc.	176,977	4,127,104
*	American Biltrite, Inc.	3,955	29,643
	American Greetings Corp. Class A	178,400	4,413,616
*	America’s Car-Mart, Inc.	34,100	412,610
	Ameristar Casinos, Inc.	178,372	5,156,735
*	AMS Health Sciences, Inc.	16,600	4,980
*	AnnTaylor Stores Corp.	38,800	1,215,992
	Applebees International, Inc.	20,538	509,548
	Arbitron, Inc.	98,899	4,928,137
	Arctic Cat, Inc.	40,930	692,126
	Ark Restaurants Corp.	11,693	425,041
*	Arlington Hospitality, Inc.	1,000	7
#	ArvinMeritor, Inc.	238,000	4,153,100
	Asbury Automotive Group, Inc.	141,500	3,059,230
*	Ashworth, Inc.	41,218	277,809
* #	Audible, Inc.	81,032	860,560
*	Audiovox Corp. Class A	55,400	578,930
* #	Avatar Holdings, Inc.	27,427	1,667,013
*	Bakers Footwear Group, Inc.	20,412	81,852
*	Ballantyne of Omaha, Inc.	45,721	269,754
* #	Bally Technologies, Inc.	177,460	5,886,348
* #	Bally Total Fitness Holding Corp.	119,800	38,935

*	Barry (R.G.) Corp.	33,670	$308,080
	Bassett Furniture Industries, Inc.	30,904	356,632
	Beasley Broadcast Group, Inc.	23,252	171,600
#	Beazer Homes USA, Inc.	117,500	1,241,975
#	Bebe Stores, Inc.	171,399	2,391,016
	Belo Corp. Class A	64,700	1,115,428
*	Benihana, Inc.	15,837	295,202
*	Benihana, Inc. Class A	19,350	358,749
	Big 5 Sporting Goods Corp.	75,700	1,574,560
* #	Big Dog Holdings, Inc.	7,926	121,664
*	Big Lots, Inc.	2,974	88,536
*	Birks & Mayors, Inc.	1,765	12,090
*	BJ’s Restaurants, Inc.	86,992	1,970,369
#	Blockbuster, Inc. Class A	400,900	1,988,464
*	Blockbuster, Inc. Class B	240,300	1,165,455
* #	Blue Nile, Inc.	37,500	3,165,750
*	Bluegreen Corp.	92,865	777,280
	Blyth, Inc.	127,100	2,841,956
	Bob Evans Farms, Inc.	118,638	3,958,950
*	Bombay Co., Inc.	93,900	26,292
#	Bon-Ton Stores, Inc.	48,314	1,392,409
	Books-A-Million, Inc.	53,954	718,667
#	Borders Group, Inc.	198,276	2,974,140
	Bowl America, Inc. Class A	2,700	44,550
*	Bright Horizons Family Solutions, Inc.	12,600	499,842
*	Broadview Institute, Inc.	200	450
	Brown Shoe Company, Inc.	143,875	3,286,105
*	Buca, Inc.	68,247	154,238
#	Buckle, Inc.	99,700	3,729,777
* #	Buffalo Wild Wings, Inc.	42,109	1,464,130
* #	Build-A-Bear-Workshop, Inc.	39,000	641,940
#	Building Materials Holding Corp.	78,942	1,168,342
* #	Cabela’s, Inc.	198,600	4,692,918
* #	Cache, Inc.	54,355	912,077
*	California Coastal Communities, Inc.	36,162	565,574
*	California Pizza Kitchen, Inc.	96,918	1,981,973
	Callaway Golf Co.	244,100	3,983,712
	Canterbury Park Holding Corp.	5,208	65,621
#	Carmike Cinemas, Inc.	42,628	683,753
*	Carriage Services, Inc.	58,300	495,550
*	Carter’s, Inc.	197,080	3,890,359
* #	Casual Male Retail Group, Inc.	127,340	1,286,134
* #	Catalina Lighting, Inc.	1,760	11,880
	Catalina Marketing Corp.	146,500	4,573,730
	Cato Corp. Class A	102,950	2,272,106
*	Cavalier Homes, Inc.	59,649	217,719
*	Cavco Industries, Inc.	21,082	740,400
	CBRL Group, Inc.	101,481	3,797,419
*	CEC Entertainment, Inc.	111,077	3,410,064
* #	Champion Enterprises, Inc.	255,600	2,952,180
*	Championship Auto Racing Teams, Inc.	1,697	—
*	Champps Entertainment, Inc.	36,090	194,525

#	Charles and Colvard, Ltd.	55,078	$228,023
* #	Charlotte Russe Holding, Inc.	84,500	1,476,215
*	Charming Shoppes, Inc.	394,927	3,570,140
* #	Charter Communications, Inc.	1,409,875	3,919,452
* #	Cheesecake Factory, Inc.	161,433	4,024,525
#	Cherokee, Inc.	30,918	1,174,884
	Christopher & Banks Corp.	113,913	1,376,069
*	Chromcraft Revington, Inc.	6,100	33,977
	Churchill Downs, Inc.	44,893	2,238,365
#	Citadel Broadcasting Co.	369,490	1,503,824
* #	Citi Trends, Inc.	45,554	990,344
	CKE Restaurants, Inc.	225,500	3,822,225
	Coachmen Industries, Inc.	40,300	265,980
	Coast Distribution System, Inc.	9,251	56,616
	Cobra Electronics Corp.	8,178	52,666
#	Coinmach Service Corp. Class A	97,615	1,250,448
*	Coinstar, Inc.	92,800	3,032,704
*	Coldwater Creek, Inc.	98,014	1,219,294
	Collectors Universe, Inc.	27,072	407,434
* #	Comstock Homebuilding Companies, Inc.	11,050	28,067
*	Concord Camera Corp.	18,525	58,910
*	Congoleum Corp. Class A	3,500	1,890
* #	Conn’s, Inc.	79,484	1,748,648
	Cooper Tire & Rubber Co.	204,800	5,005,312
* #	Corinthian Colleges, Inc.	288,398	4,054,876
* #	Cosi, Inc.	66,570	266,946
* #	Cost Plus, Inc.	67,675	270,700
*	Cost-U-Less, Inc.	2,900	33,118
#	Courier Corp.	43,635	1,568,260
*	Cox Radio, Inc.	119,200	1,642,576
	CPI Corp.	21,248	951,060
	Craftmade International, Inc.	15,898	252,937
* #	Crown Media Holdings, Inc.	252,034	1,696,189
*	CSK Auto Corp.	145,890	1,928,666
	CSS Industries, Inc.	34,700	1,334,562
*	Culp, Inc.	35,081	357,826
* #	Cumulus Media, Inc. Class A	146,780	1,570,546
*	Cybex International, Inc.	57,125	273,629
*	Cycle Country Accessories Corp.	15,600	24,960
*	Daily Journal Corp.	200	9,210
	Deb Shops, Inc.	47,820	1,275,838
*	Deckers Outdoor Corp.	42,000	3,955,980
	Decorator Industries, Inc.	2,862	17,515
*	dELiA*s, Inc.	48,557	226,276
	Delta Apparel, Inc.	14,480	250,938
*	Delta Woodside Industries, Inc.	150	—
*	Design Within Reach, Inc.	44,748	214,790
* #	DG Fastchannel, Inc.	55,512	1,118,012
*	Diedrich Coffee, Inc.	5,325	19,436
*	Directed Electronics, Inc.	8,899	47,877
*	Dixie Group, Inc.	35,100	356,967
* #	Dominion Homes, Inc.	22,400	48,608

	Domino’s Pizza, Inc.	183,000	$3,218,970
*	Dorman Products, Inc.	32,333	452,339
	Dover Downs Gaming & Entertainment, Inc.	52,215	539,381
	Dover Motorsports, Inc.	54,812	327,228
*	Drew Industries, Inc.	72,496	2,846,918
*	drugstore.com, Inc.	295,279	856,309
	DRYCLEAN USA, Inc.	300	525
* #	DSW, Inc.	54,200	1,650,390
*	Duckwall-ALCO Stores, Inc.	4,953	186,332
*	Dura Automotive Systems, Inc.	48,700	3,652
*	E Com Ventures, Inc.	2,175	43,826
	Educational Development Corp.	4,747	30,855
*	ELXSI Corp.	1,800	5,445
*	EMAK Worldwide, Inc.	10,946	16,419
*	Emerging Vision, Inc.	19,000	6,251
*	Emerson Radio Corp.	84,622	216,632
#	Emmis Communications Corp. Class A	105,099	669,481
*	Enesco Group, Inc.	34,300	309
* #	Enova Systems, Inc.	5,919	26,635
#	Entercom Communications Corp.	108,600	2,313,180
*	Entravision Communications Corp.	212,117	1,911,174
* #	Escala Group, Inc.	80,070	164,944
	Escalade, Inc.	16,496	140,216
#	Ethan Allen Interiors, Inc.	105,900	3,558,240
* #	Everlast Worldwide, Inc.	1,500	48,960
*	Factory Card & Party Outlet Corp.	2,734	20,997
*	Fairchild Corp. Class A	53,352	121,643
*	Famous Dave’s of America, Inc.	33,823	645,343
#	Fedders Corp.	58,910	3,417
	Federal Screw Works	1,562	17,963
*	Federal-Mogul Corp.	57,900	39,661
	Finish Line, Inc. Class A	139,934	789,228
*	Finlay Enterprises, Inc.	26,500	83,475
*	Flanigan’s Enterprises, Inc.	5,680	56,232
* #	Fleetwood Enterprises, Inc.	213,800	1,992,616
	Flexsteel Industries, Inc.	11,049	155,570
*	Foamex International, Inc.	8,939	83,133
	Footstar, Inc.	26,200	108,468
*	Fossil, Inc.	211,900	7,100,769
*	Fountain Powerboat Industries, Inc.	9,675	18,673
*	Franklin Covey Co.	65,496	490,565
*	Franklin Electronic Publishers, Inc.	8,900	24,920
	Fred’s, Inc.	132,950	1,382,680
	Frisch’s Restaurants, Inc.	7,300	201,115
* #	Fuel Systems Solutions, Inc.	50,401	912,762
*	Full House Resorts, Inc.	5,750	18,687
#	Furniture Brands International, Inc.	150,600	1,713,828
* #	Gaiam, Inc.	5,300	109,657
*	GameTech International, Inc.	41,860	265,392
	Gaming Partners International Corp.	25,523	258,803
* #	Gander Mountain Co.	66,554	546,408
*	Gemstar-TV Guide International, Inc.	1,296,714	7,909,955

*	Genesco, Inc.	75,000	$3,441,750
* #	Gentek, Inc.	34,583	1,063,427
*	G-III Apparel Group, Ltd.	56,139	962,784
*	Gottschalks, Inc.	44,902	224,510
	Gray Television, Inc.	133,560	1,195,362
	Gray Television, Inc. Class A	6,500	57,395
*	Great Wolf Resorts, Inc.	21,900	313,170
	Group 1 Automotive, Inc.	75,700	2,654,042
* #	GSI Commerce, Inc.	154,522	3,555,551
* #	Guitar Center, Inc.	72,209	4,086,307
*	Gymboree Corp.	102,474	4,108,183
*	Hampshire Group, Ltd.	8,000	136,000
#	Hancock Fabrics, Inc.	58,400	122,640
	Handleman Co.	63,705	230,612
*	Harolds Stores, Inc.	1,908	420
*	Harris Interactive, Inc.	190,500	821,055
	Harte-Hanks, Inc.	47,383	1,145,721
*	Hartmarx Corp.	106,000	771,680
*	Hastings Entertainment, Inc.	23,220	172,989
	Haverty Furniture Co., Inc.	57,300	614,256
	Haverty Furniture Co., Inc. Class A	400	4,304
*	Hawk Corp.	24,200	347,270
*	Hayes Lemmerz International, Inc.	312,739	1,422,962
*	Hibbett Sporting Goods, Inc.	105,855	2,640,024
*	Hollywood Media Corp.	113,145	418,636
* #	Home Solutions of America, Inc.	152,600	465,430
*	Hot Topic, Inc.	147,600	1,235,412
* #	Hovnanian Enterprises, Inc. Class A	55,700	661,159
* #	Iconix Brand Group, Inc.	217,751	4,513,978
#	IHOP Corp.	59,700	3,753,339
	ILX Resorts, Inc.	7,763	65,985
*	Image Entertainment, Inc.	69,502	292,603
* #	Infosonics Corp.	43,300	94,394
*	Insignia Systems, Inc.	16,750	81,405
	Interface, Inc. Class A	181,406	3,272,564
*	International Textile Group, Inc.	118	799
*	Interstate Hotels & Resorts, Inc.	95,040	370,656
* #	INVESTools, Inc.	212,008	2,563,177
* #	iRobot Corp.	72,149	1,591,607
*	Isle of Capri Casinos, Inc.	114,944	2,129,912
	J. Alexander’s Corp.	16,882	220,310
#	Jackson Hewitt Tax Service, Inc.	111,600	3,221,892
*	Jaclyn, Inc.	1,535	13,892
*	Jakks Pacific, Inc.	83,826	1,883,570
*	Jarden Corp.	17,864	585,761
*	Jennifer Convertibles, Inc.	13,930	61,153
*	Jo-Ann Stores, Inc.	79,106	1,779,885
	Johnson Outdoors, Inc.	12,700	237,363
* #	Jos. A. Bank Clothiers, Inc.	60,150	1,813,522
	Journal Communications, Inc. Class A	50,600	524,722
#	Journal Register Co.	129,700	408,555
	Kellwood Co.	72,276	1,423,837

	Kenneth Cole Productions, Inc. Class A	39,750	$822,030
*	Keystone Automotive Industries, Inc.	52,799	2,478,913
	Kimball International, Inc. Class B	87,410	1,173,916
*	Kirkland’s, Inc.	55,372	97,455
* #	Knology, Inc.	102,800	1,624,240
*	Kona Grill, Inc.	7,800	133,848
	Koss Corp.	8,081	165,418
* #	Krispy Kreme Doughnuts, Inc.	215,700	1,432,248
*	KSW, Inc.	20,282	152,115
	K-Swiss, Inc. Class A	83,200	2,006,784
	LaCrosse Footwear, Inc.	10,422	200,623
*	Lakeland Industries, Inc.	13,908	162,863
* #	Lakes Entertainment, Inc.	71,887	779,255
#	Landry’s Restaurants, Inc.	65,500	1,877,885
*	Lazare Kaplan International, Inc.	9,600	74,784
#	La-Z-Boy, Inc.	167,000	1,609,880
* #	Leapfrog Enterprises, Inc.	16,100	115,759
*	Lear Corp.	130,300	3,808,669
	Lee Enterprises, Inc.	130,700	2,270,259
*	Lenox Group, Inc.	39,900	201,495
	Levitt Corp. Class A	51,721	121,027
	Libbey, Inc.	48,000	868,800
	Liberty Homes, Inc. Class A	200	730
* #	LIFE TIME FITNESS, Inc.	96,500	5,362,505
#	Lifetime Brands, Inc.	41,598	848,183
*	Lin TV Corp.	93,200	1,242,356
*	Lincoln Educational Services	34,737	485,276
	Lithia Motors, Inc. Class A	51,109	915,362
* #	Live Nation, Inc.	218,726	4,527,628
* #	LKQ Corp.	177,900	5,511,342
* #	Lodgenet Entertainment Corp.	74,034	1,939,691
*	Lodgian, Inc.	79,806	976,027
*	LOUD Technologies, Inc.	2,380	19,611
*	Luby’s, Inc.	84,300	966,078
	M/I Homes, Inc.	43,700	796,651
*	Mace Security International, Inc.	45,800	98,928
*	Magna Entertainment Corp.	19,800	41,580
*	Maidenform Brands, Inc.	76,700	1,306,968
#	Marine Products Corp.	121,298	1,074,700
* #	MarineMax, Inc.	58,175	1,066,929
* #	Martha Stewart Living Omnimedia, Inc.	86,900	1,101,892
	Matthews International Corp. Class A	109,367	4,718,092
*	Max & Erma’s Restaurants, Inc.	6,810	48,351
*	McCormick & Schmick’s Seafood Restaurants, Inc.	48,326	1,280,639
	McRae Industries, Inc. Class A	2,500	32,750
*	Meade Instruments Corp.	51,332	101,637
#	Media General, Inc. Class A	76,700	2,141,464
*	Mediacom Communications Corp.	267,941	2,290,896
* #	Meritage Homes Corp.	92,190	1,670,483
*	Midas, Inc.	49,690	1,007,713
	Modine Manufacturing Co.	106,695	2,992,795
	Monaco Coach Corp.	93,450	1,251,295

*	Monarch Casino & Resort, Inc.	63,673	$1,806,403
	Monro Muffler Brake, Inc.	47,823	1,799,579
*	Morgans Hotel Group	74,200	1,430,576
*	Morgan’s Foods, Inc.	800	7,848
*	Mothers Work, Inc.	17,954	367,159
*	Motorcar Parts of America, Inc.	2,400	28,200
	Movado Group, Inc.	65,700	1,938,150
#	Movie Gallery, Inc.	104,561	37,747
*	Movie Star, Inc.	53,172	124,954
*	MTR Gaming Group, Inc.	91,751	918,428
*	Multimedia Games, Inc.	92,135	893,709
*	Nathan’s Famous, Inc.	18,305	320,337
*	National Lampoon, Inc.	6,700	12,261
	National Presto Industries, Inc.	7,419	409,232
*	National RV Holdings, Inc.	29,400	23,520
*	Nature Vision, Inc.	500	1,050
#	Nautilus Group, Inc.	105,000	999,600
* #	Navarre Corp.	75,960	286,369
* #	Netflix, Inc.	225,882	3,957,453
*	Nevada Gold & Casinos, Inc.	36,850	53,432
	New Frontier Media, Inc.	80,964	552,174
*	New York & Co., Inc.	61,800	407,880
*	Nitches, Inc.	2,592	7,180
*	Nobel Learning Communities, Inc.	14,325	199,547
	Nobility Homes, Inc.	13,693	240,244
	Noble International, Ltd.	47,125	938,259
*	NTN Communications, Inc.	131,893	122,660
* #	Nutri/System, Inc.	27,174	1,473,646
	Oakley, Inc.	218,000	6,271,860
*	Odd Job Stores, Inc.	12,700	698
*	Orange 21, Inc.	1,559	7,592
#	Orleans Homebuilders, Inc.	58,200	422,532
	O’Charleys, Inc.	75,662	1,231,777
*	Outdoor Channel Holdings, Inc.	80,200	721,800
* #	Overstock.com, Inc.	76,500	1,699,065
	Oxford Industries, Inc.	57,600	2,086,272
*	P & F Industries, Inc. Class A	3,000	33,795
* #	P.F. Chang’s China Bistro, Inc.	85,200	2,873,796
*	Pacific Sunwear of California, Inc.	226,320	3,170,743
* #	Palm Harbor Homes, Inc.	74,011	1,047,256
*	Papa John’s International, Inc.	106,100	2,690,696
* #	PC Mall, Inc.	39,617	486,101
	Penske Automotive Group, Inc.	75,400	1,486,134
*	Perry Ellis International, Inc.	42,700	1,165,283
*	PetMed Express, Inc.	78,465	1,176,190
*	Phoenix Footwear Group, Inc.	18,400	62,376
#	Pier 1 Imports, Inc.	282,500	1,745,850
*	Pinnacle Entertainment, Inc.	146,000	4,061,720
* #	Playboy Enterprises, Inc. Class A	4,700	51,700
* #	Playboy Enterprises, Inc. Class B	91,800	1,014,390
* #	PokerTek, Inc.	12,900	130,548
#	Polaris Industries, Inc.	39,100	1,867,025

*	Pomeroy IT Solutions, Inc.	38,437	$322,486
#	Pool Corp.	68,750	2,244,687
* #	Premier Exhibitions, Inc.	79,520	1,258,006
#	Pre-Paid Legal Services, Inc.	47,050	2,596,689
* #	Priceline.com, Inc.	85,416	7,087,820
#	PRIMEDIA, Inc.	142,856	2,078,555
*	Princeton Review, Inc.	94,660	632,329
* #	Progressive Gaming International Corp.	108,875	557,440
*	Proliance International, Inc.	47,349	97,065
*	QEP Co., Inc.	2,375	27,740
*	Quaker Fabric Corp.	41,650	1,041
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	145,396	168,659
*	Quiksilver, Inc.	389,800	5,219,422
*	Radio One, Inc. Class D	269,349	1,053,155
*	Rare Hospitality International, Inc.	110,355	4,168,108
*	RC2 Corp.	67,791	2,070,337
#	RCN Corp.	122,049	1,756,285
*	Reading International, Inc. Class A	17,749	179,265
*	Reading International, Inc. Class B	1,060	10,785
*	Red Lion Hotels Corp.	61,900	583,717
*	Red Robin Gourmet Burgers, Inc.	53,449	2,056,183
*	RedEnvelope, Inc.	27,448	146,023
*	Regent Communications, Inc.	108,302	297,830
	Regis Corp.	100,100	3,304,301
*	Rentrak Corp.	34,500	426,420
*	Restoration Hardware, Inc.	121,281	426,909
* #	Retail Ventures, Inc.	152,789	1,767,769
*	Rex Stores Corp.	25,300	478,676
*	Riviera Holdings Corp.	10,600	287,790
*	Rockford Corp.	25,270	50,540
*	Rocky Brands, Inc.	16,700	145,457
*	Rubio’s Restaurants, Inc.	31,695	342,306
#	Ruby Tuesday, Inc.	192,000	4,252,800
	Russ Berrie & Co., Inc.	58,800	879,648
* #	Ruth’s Chris Steak House, Inc.	48,700	809,394
*	S&K Famous Brands, Inc.	2,100	25,200
*	Saga Communications, Inc. Class A	56,325	405,540
	Salem Communications Corp.	58,669	602,531
* #	Salton, Inc.	48,900	11,736
	Sauer-Danfoss, Inc.	155,899	4,181,211
*	Schieb (Earl), Inc.	2,200	8,250
*	Scholastic Corp.	133,433	4,547,397
* #	Select Comfort Corp.	165,462	2,837,673
* #	Sharper Image Corp.	48,681	250,707
	Shiloh Industries, Inc.	52,328	551,014
*	Shoe Carnival, Inc.	43,879	756,913
*	Shoe Pavilion, Inc.	6,000	17,100
* #	Shuffle Master, Inc.	105,330	1,562,044
*	Silverleaf Resorts, Inc.	16,300	92,910
	Sinclair Broadcast Group, Inc. Class A	158,000	1,968,680
* #	Six Flags, Inc.	257,905	1,036,778
*	Skechers U.S.A., Inc. Class A	102,600	2,034,558

	Skyline Corp.	25,500	$763,215
* #	Smith & Wesson Holding Corp.	128,600	2,700,600
	Sonesta International Hotels Corp. Class A	300	12,906
	Sonic Automotive, Inc.	100,000	2,660,000
*	Sonic Corp.	291,103	6,351,867
* #	Source Interlink Companies, Inc.	152,400	633,984
* #	Spanish Broadcasting System, Inc.	121,800	345,912
*	SPAR Group, Inc.	2,800	2,688
#	Spartan Motors, Inc.	103,625	1,533,650
	Speedway Motorsports, Inc.	91,630	3,526,839
*	Sport Chalet, Inc. Class A	4,625	43,336
*	Sport Chalet, Inc. Class B	3,150	28,791
	Sport Supply Group, Inc.	32,700	317,190
*	Sport-Haley, Inc.	2,900	10,686
	Stage Stores, Inc.	141,480	2,451,848
*	Stamps.com, Inc.	67,223	816,087
	Standard Motor Products, Inc.	58,300	570,757
#	Standard Pacific Corp.	205,500	2,061,165
#	Stanley Furniture, Inc.	31,238	538,543
	Star Buffet, Inc.	2,700	21,532
	Stein Mart, Inc.	141,736	1,244,442
	Steinway Musical Instruments, Inc.	20,800	664,976
	Steven Madden, Ltd.	63,999	1,575,655
	Stewart Enterprises, Inc.	272,299	1,952,384
*	Stoneridge, Inc.	61,659	643,720
*	Strattec Security Corp.	6,337	302,845
	Strayer Education, Inc.	7,900	1,260,682
#	Sturm Ruger & Co., Inc.	81,900	1,493,856
	Sun-Times Media Group, Inc. Class A	214,400	604,608
#	Superior Industries International, Inc.	85,200	1,693,776
	Superior Uniform Group, Inc.	7,900	92,035
	Syms Corp.	28,300	463,837
* #	Syntax-Brillian Corp.	203,987	1,325,915
#	Systemax, Inc.	116,068	2,158,865
#	Talbots, Inc.	172,700	3,675,056
*	Talon International, Inc.	39,700	38,112
	Tandy Brand Accessories, Inc.	14,300	155,155
*	Tandy Leather Factory, Inc.	34,562	243,662
* #	Tarragon Corp.	13,100	12,314
*	Tarrant Apparel Group	77,437	100,668
#	Tempur-Pedic International, Inc.	234,100	6,765,490
*	Tenneco Automotive, Inc.	148,200	4,705,350
*	Texas Roadhouse, Inc.	19,700	252,357
*	The Children’s Place Retail Stores, Inc.	90,173	2,593,375
* #	The Dress Barn, Inc.	207,904	3,638,320
*	The Hallwood Group, Inc.	456	36,024
	The Marcus Corp.	69,800	1,474,176
	The Pep Boys - Manny, Moe & Jack	176,200	2,887,918
*	The Rowe Companies	13,000	13
*	The Sports Club Co., Inc.	19,000	23,750
*	The Steak n Shake Co.	88,918	1,401,348
* #	TiVo, Inc.	315,226	1,774,722

#	TOUSA, Inc.	154,340	$418,261
	Traffix, Inc.	48,351	254,810
*	Trans World Entertainment Corp.	74,600	352,858
	Triarc Companies, Inc. Class A	93,090	1,376,801
	Triarc Companies, Inc. Class B	206,563	3,172,808
*	Triple Crown Media, Inc.	16,355	114,976
*	True Religion Apparel, Inc.	75,907	1,273,719
* #	Trump Entertainment Resorts, Inc.	83,459	557,506
#	Tuesday Morning Corp.	133,955	1,413,225
	Tupperware Corp.	197,700	6,087,183
*	Tween Brands, Inc.	103,500	3,053,250
*	Tweeter Home Entertainment Group, Inc.	71,400	2,285
*	Ultimate Electronics, Inc.	858	—
*	Unapix Entertainment, Inc.	6,000	45
*	Unifi, Inc.	184,534	446,572
	Unifirst Corp.	46,326	1,916,970
*	United Retail Group, Inc.	41,066	353,578
*	Universal Electronics, Inc.	46,253	1,341,337
* #	Universal Technical Institute, Inc.	91,020	1,640,180
* #	Vail Resorts, Inc.	28,500	1,629,630
*	Valassis Communications, Inc.	155,100	1,414,512
	Value Line, Inc.	15,520	758,152
*	ValueVision Media, Inc. Class A	120,445	1,015,351
*	Varsity Group, Inc.	53,737	61,798
* #	VCG Holding Corp.	54,710	407,589
*	Virco Manufacturing Corp.	31,244	159,032
	Visteon Corp.	417,800	2,247,764
*	Volcom, Inc.	55,921	2,182,597
*	Voyager Learning Co.	81,100	632,580
*	Warnaco Group, Inc.	147,217	5,137,873
*	Waxman Industries, Inc.	600	4,485
* #	WCI Communities, Inc.	131,400	1,224,648
*	Wells-Gardner Electronics Corp.	30,538	77,567
* #	West Marine, Inc.	67,068	913,466
*	Western Metals Corp.	5,300	1,908
	Westwood One, Inc.	262,600	758,914
*	Wet Seal, Inc. Class A	311,078	1,409,183
#	Weyco Group, Inc.	1,000	29,460
*	Williams Controls, Inc.	11,156	187,309
*	Wilsons The Leather Experts, Inc.	111,345	202,648
*	Winmark Corp.	11,589	239,197
#	Winnebago Industries, Inc.	102,334	2,729,248
* #	WisdomTree Investments, Inc.	4,500	17,325
*	WMS Industries, Inc.	158,821	4,675,690
	Wolverine World Wide, Inc.	180,000	4,732,200
	World Wrestling Entertainment, Inc.	75,600	1,145,340
* #	Xanadoo Co.	170	41,225
	Xerium Technologies, Inc.	48,200	260,762
*	Young Broadcasting, Inc. Class A	64,811	126,381
*	Zale Corp.	158,600	3,563,742
* #	Zumiez, Inc.	65,326	3,170,271
Total Consumer Discretionary			633,336,100

Consumer Staples — (3.2%)
	Alico, Inc.	24,095	$1,232,459
*	Alliance One International, Inc.	319,316	2,458,733
#	American Italian Pasta Co.	57,100	500,767
#	Andersons, Inc.	60,510	2,859,703
*	Atlantic Premium Brands, Ltd.	1,900	1,548
*	Bactolac Pharmaceutical, Inc.	1	1,525
*	Boston Beer Co., Inc. Class A	32,200	1,570,072
*	Bridgford Foods Corp.	10,700	78,859
*	Cagle’s, Inc. Class A	2,000	19,100
	Calavo Growers, Inc.	32,504	585,722
	Cal-Maine Foods, Inc.	70,500	1,395,195
*	Caribou Coffee Co.	3,582	22,387
* #	Carrington Laboratories, Inc.	32,107	19,585
	Casey’s General Stores, Inc.	168,610	4,781,780
	CCA Industries, Inc.	19,866	196,673
*	Central European Distribution Corp.	133,739	5,865,793
* #	Central Garden & Pet Co.	69,600	890,880
*	Central Garden & Pet Co. Class A	139,200	1,753,920
* #	Chattem, Inc.	63,100	3,893,901
#	Chiquita Brands International, Inc.	143,396	2,236,978
	Coca-Cola Bottling Co. Consolidated	5,800	340,286
*	Collective Brands, Inc.	226	5,340
*	Cuisine Solutions, Inc.	53,122	342,637
*	Darling International, Inc.	269,700	2,278,965
	Diamond Foods, Inc.	21,028	351,168
*	Elizabeth Arden, Inc.	92,700	2,280,420
	Farmer Brothers Co.	27,900	641,700
#	Flowers Foods, Inc.	268,405	5,539,879
*	Galaxy Nutritional Foods, Inc.	400	180
* #	Gatehouse Media, Inc.	44,100	574,182
*	Genesee Corp. Class B	200	—
	Glacier Water Services, Inc.	3,500	133,000
	Golden Enterprises, Inc.	12,900	38,700
#	Great Atlantic & Pacific Tea, Inc.	139,500	4,374,720
* #	Green Mountain Coffee, Inc.	75,003	2,555,352
*	Griffin Land & Nurseries, Inc. Class A	2,471	80,579
*	Hain Celestial Group, Inc.	131,595	3,850,470
*	Hines Horticulture, Inc.	22,240	7,339
*	IGI, Inc.	2,100	2,047
#	Imperial Sugar Co.	25,220	725,075
	Ingles Market, Inc. Class A	40,759	1,227,253
*	Integrated Biopharma, Inc.	40,600	175,798
#	Inter Parfums, Inc.	65,936	1,368,831
* #	Interstate Bakeries Corp.	79,800	90,174
	J & J Snack Foods Corp.	61,817	2,321,228
*	Katy Industries, Inc.	11,399	18,523
	Lancaster Colony Corp.	105,485	4,290,075
	Lance, Inc.	103,192	2,570,513
* #	Lifeway Foods, Inc.	55,870	791,119
	Longs Drug Stores Corp.	113,700	5,995,401

#	Mannatech, Inc.	85,600	$705,344
* #	Maui Land & Pineapple Co., Inc.	24,428	709,633
* #	Medifast, Inc.	41,900	270,255
#	MGP Ingredients, Inc.	51,855	749,823
*	Monterey Pasta Co.	54,287	191,633
#	Nash Finch Co.	42,840	1,606,928
#	National Beverage Corp.	151,060	1,589,151
*	Natrol, Inc.	26,100	91,611
*	Natural Alternatives International, Inc.	20,009	143,264
* #	Natural Health Trends Corp.	13,974	41,782
	Nature’s Sunshine Products, Inc.	39,984	491,803
	Nu Skin Enterprises, Inc. Class A	219,000	3,407,640
	Oil-Dri Corp. of America	6,525	113,209
*	Omega Protein Corp.	43,723	397,879
* #	Pantry, Inc.	71,300	2,376,429
*	Parlux Fragrances, Inc.	59,046	222,013
*	Pathmark Stores, Inc.	163,678	2,099,989
* #	Peet’s Coffee & Tea, Inc.	44,857	1,133,088
*	Performance Food Group Co.	121,287	3,449,402
*	Pizza Inn, Inc.	9,500	19,380
*	Playtex Products, Inc.	204,800	3,727,360
*	Prestige Brands Holdings, Inc.	36,500	400,405
	PriceSmart, Inc.	95,368	2,285,017
*	Pyramid Breweries, Inc.	28,463	78,558
	Ralcorp Holdings, Inc.	84,300	5,208,897
	Reddy Ice Holdings, Inc.	45,000	1,301,850
*	Redhook Ale Brewery, Inc.	24,893	166,534
#	Reliv International, Inc.	53,547	537,612
* #	Revlon, Inc.	1,331,416	1,531,128
	Rocky Mountain Chocolate Factory, Inc.	19,971	319,736
	Ruddick Corp.	154,892	5,046,381
*	San Filippo (John B.) & Son, Inc.	25,490	248,782
	Sanderson Farms, Inc.	65,200	2,734,488
*	Scheid Vineyards, Inc.	440	16,280
	Schiff Nutrition International, Inc.	11,000	61,490
	Seaboard Corp.	1,190	2,474,010
*	Seneca Foods Corp. Class A	700	19,026
*	Seneca Foods Corp. Class B	1,300	36,114
	Spartan Stores, Inc.	70,075	1,782,708
* #	Spectrum Brands, Inc.	158,400	893,376
*	Standard Management Corp.	7,200	792
*	Star Scientific, Inc.	240,895	240,895
	Stephan Co.	3,400	13,328
	Tasty Baking Co.	22,700	231,313
	The Topps Co., Inc.	121,548	1,129,181
*	Tofutti Brands, Inc.	15,330	47,523
#	Tootsie Roll Industries, Inc.	118,005	3,197,935
*	United Natural Foods, Inc.	133,613	3,586,173
	United-Guardian, Inc.	6,600	67,650
	Universal Corp.	84,100	4,131,833
* #	USANA Health Services, Inc.	59,260	2,256,621
#	Vector Group, Ltd.	184,833	4,247,462

*	Vermont Pure Holdings, Ltd.	16,500	$29,205
	Village Super Market, Inc.	1,141	54,585
	WD-40 Co.	53,489	1,859,813
	Weis Markets, Inc.	87,403	3,756,581
*	Zapata Corp.	24,592	169,685
Total Consumer Staples			147,037,117

Energy — (4.8%)
*	Abraxas Petroleum Corp.	119,700	428,526
	Adams Resources & Energy, Inc.	13,200	290,400
* #	Allis-Chalmers Energy, Inc.	114,300	2,276,856
#	Alon USA Energy, Inc.	70,200	2,688,660
*	Alpha Natural Resources, Inc.	157,300	3,037,463
* #	American Oil & Gas, Inc.	125,971	730,632
*	Arena Resources, Inc.	48,900	3,000,504
	Atlas America, Inc.	97,129	4,940,952
* #	ATP Oil & Gas Corp.	97,700	4,205,985
*	Atwood Oceanics, Inc.	100,452	7,633,347
	Barnwell Industries, Inc.	21,690	383,696
* #	Basic Energy Services, Inc.	98,100	2,027,727
	Berry Petroleum Corp. Class A	136,100	4,638,288
* #	Bill Barret Corp.	106,500	3,753,060
*	Bois d’Arc Energy, Inc.	63,900	1,147,644
* #	Bolt Technology Corp.	18,600	708,846
*	Boots & Coots International Well Control, Inc.	192,700	246,656
* #	BPZ Energy, Inc.	544	3,182
*	Brigham Exploration Co.	143,013	722,216
*	Bristow Group, Inc.	73,600	3,190,560
*	Bronco Drilling Co., Inc.	46,600	687,350
*	Callon Petroleum Co.	66,562	807,397
#	CARBO Ceramics, Inc.	81,550	3,816,540
*	Carrizo Oil & Gas, Inc.	86,596	3,400,625
* #	Cheniere Energy, Inc.	66,200	2,388,496
	CKX Lands, Inc.	2,000	26,500
*	Clayton Williams Energy, Inc.	37,876	1,062,422
*	Complete Production Services, Inc.	193,460	4,294,812
*	Comstock Resources, Inc.	146,300	4,027,639
* #	Contango Oil & Gas Co.	51,250	1,875,750
*	Dawson Geophysical Co.	25,300	1,716,858
* #	Delta Petroleum Corp.	185,315	2,744,515
*	Dril-Quip, Inc.	128,800	6,061,328
* #	Dune Energy, Inc.	74,300	161,231
* #	Edge Petroleum Corp.	55,813	728,918
* #	Encore Acquisition Co.	169,140	4,700,401
*	Endeavour International Corp.	283,100	328,396
*	Energy Partners, Ltd.	104,300	1,425,781
* #	Evergreen Energy, Inc.	229,400	945,128
*	Evolution Petroleum Corp.	13,700	29,455
*	EXCO Resources, Inc.	67,300	1,130,640
*	Exterran Holdings, Inc.	94,504	7,324,060
	Foundation Coal Holdings, Inc.	93,100	3,157,952
*	FX Energy, Inc.	118,754	745,775

* #	Gasco Energy, Inc.	237,895	$473,411
* #	Goodrich Petroleum Corp.	96,200	2,848,482
* #	Grey Wolf, Inc.	618,200	4,104,848
* #	GSV, Inc.	1,340	402
	Gulf Island Fabrication, Inc.	45,277	1,610,956
*	Gulfmark Offshore, Inc.	76,014	3,485,242
*	Gulfport Energy Corp.	115,818	2,085,882
*	Harvest Natural Resources, Inc.	125,200	1,434,792
*	Hkn, Inc.	300	2,811
*	Horizon Offshore, Inc.	29,159	482,581
*	Hornbeck Offshore Services, Inc.	83,600	3,189,340
* #	Houston American Energy Corp.	93,156	339,088
* #	Infinity, Inc.	50,811	90,444
* #	Input/Output, Inc.	277,100	3,932,049
*	Key Energy Group, Inc.	109,800	1,625,040
	Lufkin Industries, Inc.	48,712	2,770,251
*	Mariner Energy, Inc.	248,600	5,213,142
	MarkWest Hydrocarbon, Inc.	40,023	2,012,757
*	Matrix Service Co.	85,994	1,627,006
* #	McMoran Exploration Co.	87,664	1,191,354
*	Meridian Resource Corp.	271,200	629,184
*	Mexco Energy Corp.	300	1,545
*	Miller Petroleum, Inc.	569	119
*	Mitcham Industries, Inc.	32,100	619,851
*	NATCO Group, Inc. Class A	56,100	2,801,634
* #	National Coal Corp.	66,200	198,600
*	Natural Gas Services Group	38,389	649,158
*	Newpark Resources, Inc.	291,400	1,631,840
* #	Ngas Resources, Inc.	43,818	312,422
*	Oil States International, Inc.	159,653	6,737,357
*	OMNI Energy Services Corp.	58,300	461,153
* #	Pacific Ethanol, Inc.	132,960	1,537,018
	Panhandle Royalty Co.	12,965	317,513
*	Parallel Petroleum Corp.	121,600	2,151,104
*	Parker Drilling Co.	356,300	2,775,577
	Penn Virginia Corp.	121,100	4,833,101
*	Petrohawk Energy Corp.	124,273	1,881,493
*	Petroleum Development Corp.	49,133	1,966,794
*	PetroQuest Energy, Inc.	154,700	1,726,452
*	PHI, Inc.	39,700	1,205,292
*	Pioneer Drilling Co.	157,200	1,911,552
* #	PowerSecure International, Inc.	51,200	692,224
*	Quest Resource Corp.	53,091	481,004
* #	Rentech, Inc.	430,300	1,002,599
	Royale Energy, Inc.	11,645	43,785
#	RPC, Inc.	333,300	4,596,207
*	Stone Energy Corp.	71,463	2,354,706
* #	SulphCo, Inc.	195,500	1,339,175
*	Superior Well Services, Inc.	53,863	1,162,902
*	Swift Energy Corp.	96,600	3,595,452
* #	Syntroleum Corp.	158,726	303,167
*	T-3 Energy Services, Inc.	1,250	38,662

*	Teton Energy Corp.	50,786	$257,485
*	TETRA Technologies, Inc.	158,500	3,168,415
*	TGC Industries, Inc.	53,551	498,024
* #	Torch Offshore, Inc.	30	—
* #	Toreador Resources Corp.	53,518	551,771
* #	Transmeridian Exploration, Inc.	288,400	585,452
*	Trico Marine Services, Inc.	48,019	1,577,904
* #	Tri-Valley Corp.	75,510	556,509
* #	TXCO Resources, Inc.	129,034	1,256,791
*	Union Drilling, Inc.	31,592	454,925
	USEC, Inc.	282,131	3,777,734
*	VAALCO Energy, Inc.	183,200	718,144
* #	Verenium Corp.	155,730	856,515
* #	Warren Resources, Inc.	124,600	1,472,772
* #	Westmoreland Coal Co.	28,200	583,740
*	Westside Energy Corp.	54,600	161,070
*	W-H Energy Services, Inc.	98,000	6,228,880
*	Whiting Petroleum Corp.	119,660	4,446,566
	World Fuel Services Corp.	95,100	3,666,105
Total Energy			218,940,491

Financials — (11.3%)
*	1st Constitution Bancorp	579	9,241
	1st Independence Financial Group, Inc.	3,373	53,479
	1st Source Corp.	67,774	1,593,367
#	21st Century Holding Co.	25,050	351,702
	21st Century Insurance Group	254,332	5,597,847
	Abigail Adams National Bancorp, Inc.	1,563	21,569
	Access National Corp.	10,571	89,114
*	Accredited Home Lenders Holding Co.	63,556	575,182
	Advance America Cash Advance Centers, Inc.	183,700	2,305,435
	Advanta Corp. Class A	47,245	1,094,667
	Advanta Corp. Class B	97,111	2,542,366
	Affirmative Insurance Holdings, Inc.	13,878	176,806
* #	Agility Capital, Inc.	500	5
	Alabama National Bancorporation	68,751	3,627,303
	Alfa Corp.	268,519	4,779,638
	Alliance Financial Corp.	1,575	41,249
*	AmComp, Inc.	25,300	241,109
	Amcore Financial, Inc.	79,165	2,120,039
	Ameriana Bancorp	2,912	27,664
	American Bancorp of New Jersey, Inc.	26,300	291,930
* #	American Business Financial Services, Inc.	253	3
	American Equity Investment Life Holding Co.	175,900	1,795,939
*	American Independence Corp.	8,100	85,131
	American National Bankshares, Inc.	2,255	49,294
*	American Physicians Capital, Inc.	33,900	1,346,508
	American Physicians Services Group, Inc.	100	1,835
	American River Bankshares	15,897	365,631
*	American Spectrum Realty, Inc.	100	1,960
	American West Bancorporation	50,006	938,113
#	Ameris Bancorp	40,924	808,658

*	Amerisafe, Inc.	42,729	$702,892
*	AmeriServe Financial, Inc.	60,295	205,003
#	Anchor Bancorp Wisconsin, Inc.	72,992	1,922,609
*	Argo Group International Holdings, Ltd.	67,823	2,765,822
	Arrow Financial Corp.	25,275	570,204
	ASB Financial Corp.	900	17,100
	Asset Acceptance Capital Corp.	116,344	1,315,851
#	ASTA Funding, Inc.	46,100	1,697,402
*	Atlantic American Corp.	21,640	65,353
	Atlantic Coast Federal Corp.	14,375	201,537
	Baldwin & Lyons, Inc. Class B	27,925	765,145
#	BancFirst Corp.	50,953	2,297,471
*	Bancinsurance Corp.	5,600	34,160
	Bancorp Rhode Island, Inc.	5,600	220,808
#	BancTrust Financial Group, Inc.	784	12,575
	Bank of Commerce Holdings	4,954	52,463
*	Bank of Florida Corp.	27,428	425,134
	Bank of Granite Corp.	53,488	740,809
#	Bank of the Ozarks, Inc.	55,900	1,709,981
	BankAtlantic Bancorp, Inc. Class A	171,885	1,424,927
#	BankFinancial Corp.	78,368	1,221,757
#	BankUnited Financial Corp. Class A	109,875	1,878,862
	Banner Corp.	41,043	1,322,405
	Bar Harbor Bankshares	1,300	39,000
	BCB Bancorp, Inc.	600	9,225
*	Beach First National Bancshares, Inc.	6,917	126,235
	Benjamin Franklin Bancorp, Inc.	200	2,676
	Berkshire Hills Bancorp, Inc.	28,553	846,025
	Beverly Hills Bancorp, Inc.	66,237	410,007
*	BFC Financial Corp.	74,538	234,795
*	BNCCORP, Inc.	3,900	68,250
*	BNS Holding, Inc.	4,020	52,260
#	Boston Private Financial Holdings, Inc.	122,300	3,320,445
	Brooke Corp.	27,753	294,459
	Brookline Bancorp, Inc.	202,419	2,532,262
	Bryn Mawr Bank Corp.	6,357	143,795
	C&F Financial Corp.	715	30,573
*	CabelTel International Corp.	674	1,955
	Cadence Financial Corp.	700	12,257
	California First National Bancorp	11,500	156,170
	Camco Financial Corp.	9,161	121,383
	Camden National Corp.	21,734	791,118
	Capital Bank Corp.	1,960	29,400
#	Capital City Bank Group, Inc.	27,938	872,504
#	Capital Corp. of the West	33,719	650,440
	Capital Southwest Corp.	1,200	168,540
#	Capitol Bancorp, Ltd.	53,874	1,357,086
	Cardinal Financial Corp.	80,487	750,139
	Carver Bancorp, Inc.	1,000	15,000
	Cash America International, Inc.	99,190	3,576,791
* #	Cash Systems, Inc.	60,252	378,985
	Cathay General Bancorp	122,639	3,986,994

* #	Centennial Bank Holdings, Inc.	96,198	$647,413
	Center Bancorp, Inc.	43,474	517,775
	Center Financial Corp.	52,238	827,972
#	Centerstate Banks of Florida, Inc.	6,148	101,135
	Central Bancorp, Inc.	1,600	38,400
	Central Pacific Financial Corp.	101,900	3,242,458
	Central Virginia Bankshares, Inc.	3,032	55,940
	Centrue Financial Corp.	1,076	20,756
	Century Bancorp, Inc. Class A	1,000	20,500
	CFS Bancorp, Inc.	26,720	381,829
	Charter Financial Corp.	23,869	1,103,464
	Chemical Financial Corp.	82,063	2,077,835
	Chittenden Corp.	150,442	5,232,373
	Citizens Community Bancorp, Inc.	100	900
	Citizens First Bancorp, Inc.	26,377	513,296
*	Citizens First Corp.	400	5,026
#	Citizens Republic Bancorp, Inc.	240,549	4,240,879
	Citizens South Banking Corp.	16,429	208,648
* #	Citizens, Inc.	133,560	1,007,042
	City Holding Co.	57,930	2,142,251
*	Clayton Holdings, Inc.	13,000	110,500
*	CNA Surety Corp.	141,931	2,549,081
#	CNB Financial Corp.	3,800	52,630
#	CoBiz, Inc.	45,375	828,547
	Codorus Valley Bancorp, Inc.	731	13,304
#	Cohen & Steers, Inc.	124,600	4,140,458
#	Colony Bankcorp, Inc.	9,272	168,287
	Columbia Banking System, Inc.	53,787	1,641,041
	Comm Bancorp, Inc.	532	26,424
	Commercial National Financial Corp.	3,500	56,910
	Commonwealth Bankshares, Inc.	1,998	40,260
*	Community Bancorp	8,948	220,300
	Community Bank System, Inc.	96,994	1,950,549
#	Community Banks, Inc.	24,364	715,327
	Community Bankshares, Inc.	610	8,967
	Community Central Bank Corp.	1,764	14,412
	Community Trust Bancorp, Inc.	50,694	1,622,715
	Community West Bancshares	6,650	81,329
*	CompuCredit Corp.	163,060	3,460,133
#	Consolidated-Tokoma Land Co.	17,621	1,211,091
*	Consumer Portfolio Services, Inc.	71,168	391,424
	Cooperative Bankshares, Inc.	5,911	98,595
#	Corus Bankshares, Inc.	159,288	2,128,088
*	Cowen Group, Inc.	53,899	688,829
*	Cowlitz Bancorporation	1,870	24,572
	Crawford & Co. Class A	27,800	153,178
#	Crawford & Co. Class B	26,455	170,106
#	CVB Financial Corp.	264,575	3,151,088
*	Dearborn Bancorp, Inc.	11,355	145,344
	Delphi Financial Group, Inc. Class A	107,875	4,347,362
#	Delta Financial Corp.	77,300	419,739
	Dime Community Bancshares	120,203	1,638,367

* #	Dollar Financial Corp.	55,153	$1,322,569
	Donegal Group, Inc. Class A	63,459	953,789
	Donegal Group, Inc. Class B	5,080	92,761
	East West Bancorp, Inc.	135	4,833
	ECB Bancorp, Inc.	600	15,192
	EMC Insurance Group, Inc.	46,160	1,128,612
*	Empire Financial Holding Co.	1,972	2,603
* #	Encore Capital Group, Inc.	71,500	786,500
*	Enstar Group, Ltd.	411	52,415
#	Enterprise Financial Services Corp.	37,404	843,834
*	Epoch Holding Corp.	8,000	104,240
	ESB Financial Corp.	13,862	143,333
	Evans Bancorp, Inc.	214	4,233
*	EZCORP, Inc. Class A	30,900	376,053
#	F.N.B. Corp.	201,620	3,423,508
	FBL Financial Group, Inc. Class A	93,470	3,657,481
#	Federal Agriculture Mortgage Corp. Class C	29,300	955,180
	Federal Agriculture Mortgage Corp. Class A	800	18,160
	Federal Trust Corp.	1,293	6,142
	Fidelity Bancorp, Inc.	296	4,739
	Fidelity Southern Corp.	8,700	121,452
	Financial Federal Corp.	91,800	2,800,818
*	Financial Industries Corp.	11,882	71,292
	Financial Institutions, Inc.	12,934	252,730
*	Firebrand Financial Group, Inc.	8,100	1,053
* #	First Acceptance Corp.	152,247	1,280,397
	First Albany Companies, Inc.	40,488	55,469
#	First Bancorp	47,865	935,761
	First Bancshares, Inc.	145	2,359
*	First Bank of Delaware	6,667	16,768
#	First Busey Corp.	68,843	1,356,207
*	First Cash Financial Services, Inc.	107,462	2,301,836
	First Charter Corp.	114,432	3,423,805
#	First Commonwealth Financial Corp.	243,572	2,681,728
#	First Community Bancorp	99,233	5,384,383
	First Community Bancshares, Inc.	37,122	1,230,594
	First Defiance Financial Corp.	15,887	432,603
	First Federal Bancshares of Arkansas, Inc.	6,839	123,102
	First Federal Bankshares, Inc.	1,703	30,109
#	First Financial Bancorp	130,148	1,755,697
#	First Financial Bankshares, Inc.	69,206	2,927,414
	First Financial Corp.	41,587	1,255,927
	First Financial Holdings, Inc.	40,272	1,282,663
	First Financial Service Corp.	3,311	92,046
	First Franklin Corp.	300	4,080
	First Indiana Corp.	50,702	1,567,706
*	First Investors Financial Services Group, Inc.	5,300	37,232
*	First Keystone Financial, Inc.	2,200	28,380
	First M&F Corp.	8,214	147,852
*	First Mariner Bancorp, Inc.	6,300	57,456
	First Merchants Corp.	59,743	1,265,954
	First Midwest Bancorp, Inc.	113,956	3,907,551

	First Mutual Bancshares, Inc.	12,370	$323,723
	First National Lincoln Corp.	2,330	35,556
	First Niagara Financial Group, Inc.	364,704	5,153,268
	First PacTrust Bancorp, Inc.	8,200	186,960
	First Place Financial Corp.	54,858	966,598
*	First Regional Bancorp	39,700	932,950
	First Republic Bank	85,059	4,639,968
	First Security Group, Inc.	1,300	13,520
#	First South Bancorp, Inc.	13,078	362,522
	First State Bancorporation	62,576	1,208,343
*	First State Financial Corp.	2,600	38,428
	First United Corp.	5,366	109,520
	Firstbank Corp.	9,282	161,184
*	FirstCity Financial Corp.	36,000	317,880
* #	FirstFed Financial Corp.	55,300	2,778,825
#	FirstMerit Corp.	112,665	2,176,688
	Flagstar Bancorp, Inc.	203,800	2,506,740
	Flushing Financial Corp.	70,194	1,152,585
	FNB Corp.	3,103	97,744
	FNB United Corp.	4,780	76,002
*	FPIC Insurance Group, Inc.	29,646	1,189,694
*	Franklin Bank Corp.	74,757	687,017
* #	Franklin Credit Management Corp.	2,400	12,000
#	Frontier Financial Corp.	145,863	3,585,313
	GAMCO Investors, Inc.	25,200	1,353,996
#	Gateway Financial Holdings, Inc.	36,861	525,269
	GB&T Bancshares, Inc.	44,418	572,992
	German American Bancorp, Inc.	6,200	85,436
#	Glacier Bancorp, Inc.	175,498	3,853,936
	Gouverneur Bancorp, Inc.	195	2,155
	Great American Financial Resources, Inc.	70,900	1,727,124
*	Great Lakes Bancorp, Inc.	18,755	222,059
	Great Pee Dee Bancorp, Inc.	262	5,578
#	Great Southern Bancorp, Inc.	44,332	1,196,964
	Greater Bay Bancorp	170,312	4,794,283
	Greater Community Bancorp	5,334	77,343
	Greene Bancshares, Inc.	32,822	1,164,196
#	Greenhill & Co., Inc.	39,900	2,310,210
*	Grubb & Ellis Co.	85,774	777,112
	GS Financial Corp.	900	16,402
	Guaranty Bancshares, Inc.	2,900	131,950
	Guaranty Federal Bancshares, Inc.	6,215	188,004
*	Hallmark Financial Services, Inc.	7,900	94,010
	Hancock Holding Co.	92,729	3,709,160
	Hanmi Financial Corp.	158,947	2,460,500
	Harleysville Group, Inc.	98,235	3,169,061
#	Harleysville National Corp.	90,948	1,519,741
	Harrington West Financial Group, Inc.	800	11,920
#	Heartland Financial USA, Inc.	10,320	209,599
	Hercules Technology Growth Capital, Inc.	77,395	907,069
#	Heritage Commerce Corp.	38,956	796,650
	Heritage Financial Corp.	21,710	498,462

	Heritage Financial Group	200	$2,686
	HF Financial Corp.	6,435	106,499
	Hilb Rogal Hamilton Co.	118,400	5,529,280
	Hingham Institution for Savings	709	21,376
	HMN Financial, Inc.	6,897	204,841
	Home Federal Bancorp	4,936	133,272
	Home Federal Bancorp, Inc.	900	12,465
	HopFed Bancorp, Inc.	2,100	32,550
	Horace Mann Educators Corp.	131,938	2,551,681
	Horizon Financial Corp.	40,867	848,399
	IBERIABANK Corp.	38,757	1,944,439
	IBT Bancorp, Inc.	4,700	86,480
	Imperial Capital Bancorp, Inc.	13,700	474,020
	Independence Holding Co.	7,616	151,178
	Independent Bank Corp. MA	47,323	1,393,662
	Independent Bank Corp. MI	69,824	817,639
	Infinity Property & Casualty Corp.	62,246	2,580,719
	Integra Bank Corp.	55,738	1,061,252
	International Bancshares Corp.	37,111	854,295
	International Securities Exchange Holdings, Inc.	26,200	1,739,680
	Intervest Bancshares Corp.	23,100	592,284
*	Investment Technology Group, Inc.	120,100	4,860,447
*	Investors Bancorp, Inc.	46,421	659,178
*	Investors Capital Holdings, Ltd.	100	485
	Investors Title Co.	1,985	81,385
	Irwin Financial Corp.	96,600	1,028,790
	James River Group, Inc.	3,454	115,018
*	Kennedy-Wilson, Inc.	8,400	318,780
	Kentucky First Federal Bancorp	1,150	11,356
#	K-Fed Bancorp	9,100	124,852
*	KMG America Corp.	29,150	111,936
	KNBT Bancorp, Inc.	86,984	1,279,535
*	Knight Capital Group, Inc.	284,723	3,912,094
* #	LaBranche & Co., Inc.	110,100	692,529
* #	Ladenburg Thalmann Financial Services, Inc.	24,769	52,263
#	Lakeland Bancorp, Inc.	36,231	465,568
	Lakeland Financial Corp.	37,876	882,132
#	LandAmerica Financial Group, Inc.	59,200	3,279,088
	Leesport Financial Corp.	3,437	64,719
	Legacy Bancorp, Inc.	10,719	153,067
	Lincoln Bancorp	1,800	28,350
#	LNB Bancorp, Inc.	2,559	37,285
	LSB Corp.	5,762	92,768
#	Macatawa Bank Corp.	51,715	734,870
	MAF Bancorp, Inc.	107,023	5,746,065
	MainSource Financial Group, Inc.	52,030	912,606
*	MarketAxess Holdings, Inc.	65,725	1,145,587
*	Marlin Business Services, Inc.	40,333	668,318
	MASSBANK Corp.	7,200	243,216
	Mayflower Bancorp, Inc.	700	8,050
*	Mays (J.W.), Inc.	200	4,575
	MB Financial, Inc.	119,093	4,193,265

	MBT Financial Corp.	51,325	$625,138
#	MCG Capital Corp.	202,334	2,937,890
*	Meadowbrook Insurance Group, Inc.	78,900	696,687
	Medallion Financial Corp.	54,422	598,098
	Mercantile Bancorp, Inc.	485	11,131
	Mercantile Bank Corp.	20,345	456,542
	Mercer Insurance Group, Inc.	19,900	356,210
	Merchants Bancshares, Inc.	21,481	519,625
	Meta Financial Group, Inc.	3,602	143,360
	MetroCorp Bancshares, Inc.	14,701	251,387
	MFB Corp.	1,300	39,442
	MicroFinancial, Inc.	23,300	140,965
	Mid Penn Bancorp, Inc.	210	5,302
	Midland Co.	20,773	1,137,737
	MidSouth Bancorp, Inc.	2,027	49,560
#	Midwest Banc Holdings, Inc.	75,220	1,125,291
	MidWestOne Financial Group, Inc.	296	4,958
	Monroe Bancorp	1,200	22,500
* #	Move, Inc.	525,537	1,576,611
	MutualFirst Financial, Inc.	2,484	42,886
	Nara Bancorp, Inc.	84,511	1,338,654
	National Interstate Corp.	14,902	488,488
#	National Penn Bancshares, Inc.	158,936	2,821,114
	National Western Life Insurance Co. Class A	1,100	284,900
*	Navidec Financial, Inc.	644	—
*	Navigators Group, Inc.	55,784	3,023,493
#	NBT Bancorp, Inc.	110,699	2,428,736
#	Nelnet, Inc. Class A	45,000	794,700
#	NetBank, Inc.	55,733	6,131
	New England Bancshares, Inc.	1,499	18,003
	New Hampshire Thrift Bancshares, Inc.	1,100	17,160
	New Westfield Financial, Inc.	8,537	86,309
	NewAlliance Bancshares, Inc.	161,728	2,411,364
*	NewBridge Bancorp	9,995	125,637
*	Newtek Business Services, Inc.	87,488	141,731
*	NexCen Brands, Inc.	168,203	1,148,826
*	Nexity Financial Corp.	500	4,125
	North Central Bancshares, Inc.	1,700	66,300
	North Valley Bancorp	2,455	51,825
	Northeast Bancorp	900	15,165
*	Northeast Community Bancorp, Inc.	5,300	55,120
	Northrim BanCorp, Inc.	13,223	338,905
	Northway Financial, Inc.	2,500	90,000
#	Northwest Bancorp, Inc.	166,805	4,864,034
	NYMAGIC, Inc.	27,756	834,345
	Oak Hill Financial, Inc.	16,720	526,847
*	Ocean Shore Holding Co.	402	4,502
	OceanFirst Financial Corp.	38,580	677,465
* #	Ocwen Financial Corp.	207,534	1,946,669
	Ohio Valley Banc Corp.	2,100	53,550
#	Old National Bancorp	221,900	3,523,772
#	Old Second Bancorp, Inc.	34,573	1,028,201

#	Omega Financial Corp.	40,667	$1,074,015
#	optionsXpress Holding, Inc.	127,392	2,996,260
	PAB Bankshares, Inc.	5,098	85,442
	Pacific Capital Bancorp	153,027	3,859,341
	Pacific Continental Corp.	11,936	182,621
*	Pacific Mercantile Bancorp	29,820	521,552
*	Pacific Premier Bancorp, Inc.	5,305	55,968
*	Pacific State Bancorp	2,400	40,800
	Pamrapo Bancorp, Inc.	8,401	151,302
	Park Bancorp, Inc.	1,650	50,374
	Parkvale Financial Corp.	6,304	185,968
	Partners Trust Financial Group, Inc.	141,789	1,721,318
#	Patriot Capital Funding, Inc.	12,395	168,200
*	Patriot National Bancorp	600	12,012
	PAULA Financial	5,900	15,340
	Peapack-Gladstone Financial Corp.	9,350	244,035
* #	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	73,100	396,202
	Penns Woods Bancorp, Inc.	2,286	74,638
*	Pennsylvania Commerce Bancorp, Inc.	8,846	241,142
	Peoples Bancorp of North Carolina	3,281	56,597
	Peoples Bancorp, Inc.	32,418	853,566
	Peoples Bancorp, Inc. IN	555	10,539
	PFF Bancorp, Inc.	83,800	1,468,176
*	Pico Holdings, Inc.	74,910	3,296,040
	Pinnacle Bancshares, Inc.	35	509
* #	Pinnacle Financial Partners, Inc.	46,735	1,336,621
*	Piper Jaffray Companies, Inc.	51,200	2,629,632
*	PMA Capital Corp. Class A	102,408	1,029,200
#	Portfolio Recovery Associates, Inc.	51,805	2,660,705
	Premier Financial Bancorp, Inc.	5,300	74,253
	Presidential Life Corp.	75,492	1,306,012
	Princeton National Bancorp, Inc.	1,801	51,292
#	PrivateBancorp, Inc.	68,071	2,279,017
* #	ProAssurance Corp.	90,550	4,761,119
	ProCentury Corp.	42,890	608,180
	Prosperity Bancshares, Inc.	141,511	4,778,826
#	Providence Community Bancshares, Inc.	400	7,902
	Provident Bankshares Corp.	104,193	3,219,564
	Provident Financial Holdings, Inc.	20,425	474,268
	Provident Financial Services, Inc.	215,753	3,624,650
	Provident New York Bancorp	141,347	1,952,002
	Pulaski Financial Corp.	26,061	365,896
#	QC Holdings, Inc.	20,647	298,349
	Rainier Pacific Financial Group, Inc.	20,466	330,731
	Renasant Corp.	46,560	931,200
#	Republic Bancorp, Inc. Class A	61,017	927,458
*	Republic First Bancorp, Inc.	12,871	104,513
#	Resource America, Inc.	56,953	867,964
*	Rewards Network, Inc.	86,970	352,228
	Riverview Bancorp, Inc.	36,783	549,170
	RLI Corp.	79,100	4,757,865

	Rockville Financial, Inc.	4,026	$58,176
	Rome Bancorp, Inc.	17,100	203,832
	Royal Bancshares of Pennsylvania, Inc. Class A	4,731	99,871
*	RTW, Inc.	13,050	108,315
	Rurban Financial Corp.	790	10,033
#	S&T Bancorp, Inc.	82,081	2,890,072
#	S.Y. Bancorp, Inc.	45,300	1,200,903
	Salisbury Bancorp, Inc.	152	5,145
	Sanders Morris Harris Group, Inc.	56,639	560,160
#	Sandy Spring Bancorp, Inc.	50,850	1,593,130
#	SCBT Financial Corp.	12,349	440,365
*	SCPIE Holdings, Inc.	11,511	224,464
*	Seabright Insurance Holdings	51,000	878,730
#	Seacoast Banking Corp. of Florida	57,653	1,010,657
#	Security Bank Corp.	35,162	484,181
#	Selective Insurance Group, Inc.	185,822	3,920,844
	Shore Financial Corp.	400	5,158
	Siebert Financial Corp.	21,700	78,337
#	Sierra Bancorp	30,707	884,362
	Simmons First National Corp. Class A	45,938	1,248,595
	South Financial Group, Inc.	15,500	355,725
#	South Street Financial Corp.	400	2,900
*	Southcoast Financial Corp.	7,456	128,914
	Southern Banc Co., Inc.	200	2,600
	Southern Community Financial Corp.	16,800	127,344
*	Southern Connecticut Bancorp, Inc.	300	2,205
*	Southern First Bancshares, Inc.	4,645	86,211
#	Southside Bancshares, Inc.	20,705	436,875
	Southwest Bancorp, Inc.	47,576	1,015,272
	Southwest Georgia Financial Corp.	300	5,763
	State Auto Financial Corp.	133,112	3,982,711
	State Bancorp, Inc.	37,860	617,118
#	Sterling Bancorp	58,743	868,222
	Sterling Bancshares, Inc.	233,382	2,667,556
	Sterling Financial Corp.	160,307	4,083,019
	Sterling Financial Corp. (PA)	95,543	1,672,958
	Stewart Information Services Corp.	53,900	1,997,534
* #	Stifel Financial Corp.	48,300	2,614,962
*	Stratus Properties, Inc.	13,435	441,340
	Suffolk Bancorp	33,188	1,049,405
* #	Sun American Bancorp	2,560	17,920
*	Sun Bancorp, Inc.	69,867	1,164,683
* #	Superior Bancorp	109,430	1,028,642
	Susquehanna Bancshares, Inc.	164,191	3,227,995
	Sussex Bancorp	600	7,929
* #	SVB Financial Group	108,727	5,410,256
	SWS Group, Inc.	88,707	1,573,662
	Synergy Financial Group, Inc.	19,338	271,506
	Taylor Capital Group, Inc.	35,143	1,052,181
	Team Financial, Inc.	2,751	42,503
	Teche Holding Co.	700	29,225
* #	Tejon Ranch Co.	54,400	2,251,072

#	Temecula Valley Bancorp, Inc.	30,641	$507,415
*	Texas Capital Bancshares, Inc.	11,300	246,566
	TF Financial Corp.	2,900	78,358
*	The Bancorp, Inc.	44,641	905,319
#	The Colonial BancGroup, Inc.	7,159	151,914
*	The Intergroup Corp.	1,960	35,750
	The Phoenix Companies, Inc.	256,500	3,552,525
	The Savannah Bancorp, Inc.	925	22,662
#	The Wilber Corp.	3,866	36,630
*	Thomas Weisel Partners Group, Inc.	5,000	67,900
	TIB Financial Corp.	6,425	70,418
*	Tidelands Bancshares, Inc.	500	6,875
	TierOne Corp.	55,312	1,240,095
	Timberland Bancorp, Inc.	25,754	409,746
#	Tompkins County Trustco, Inc.	10,338	399,047
	Tower Financial Corp.	2,600	36,400
	Tower Group, Inc.	53,156	1,334,747
*	Tradestation Group, Inc.	135,987	1,505,376
* #	Trenwick Group, Ltd.	11,975	10
* #	Triad Guaranty, Inc.	45,214	756,430
	Trico Bancshares	49,800	1,115,520
#	TrustCo Bank Corp. NY	227,704	2,545,731
	Trustmark Corp.	27,700	782,248
	UCBH Holdings, Inc.	145,219	2,413,540
	UMB Financial Corp.	136,601	6,051,424
	Umpqua Holdings Corp.	183,126	3,973,834
*	Unico American Corp.	12,100	144,111
#	Union Bankshares Corp.	41,152	954,726
	Union Bankshares, Inc.	708	14,351
*	United America Indemnity, Ltd.	22,943	496,487
	United Bancshares, Inc.	300	4,467
	United Bankshares, Inc.	128,101	4,009,561
*	United Capital Corp.	10,750	284,337
#	United Community Banks, Inc.	144,012	3,498,051
	United Community Financial Corp.	93,972	694,453
	United Financial Bancorp, Inc.	17,124	220,043
	United Fire & Casualty Co.	89,286	3,391,975
*	United PanAm Financial Corp.	52,952	463,860
#	United Security Bancshares CA	13,126	249,394
#	United Western Bancorp, Inc.	7,431	162,739
	Unity Bancorp, Inc.	6,755	79,371
*	Universal American Financial Corp.	172,152	3,573,876
#	Univest Corporation of Pennsylvania	40,352	941,009
	USB Holding Co., Inc.	70,414	1,641,372
* #	Vesta Insurance Group, Inc.	800	1
#	Vineyard National Bancorp Co.	35,043	643,740
* #	Virginia Commerce Bancorp, Inc.	77,310	1,132,592
	Virginia Financial Group, Inc.	5,558	112,216
	Wainwright Bank & Trust Co.	105	1,334
	Washington Banking Co.	22,382	353,188
	Washington Savings Bank, F.S.B.	3,500	23,660
	Washington Trust Bancorp, Inc.	43,657	1,132,463

	Wayne Savings Bancshares, Inc.	1,800	$23,742
	Wesbanco, Inc.	67,561	1,805,906
#	West Bancorporation	54,458	830,485
	West Coast Bancorp	50,495	1,384,573
#	Westamerica Bancorporation	97,757	4,746,102
* #	Western Alliance Bancorp	93,397	2,508,643
	Westwood Holdings Group, Inc.	11,052	314,761
	Willow Financial Bancorp, Inc.	48,586	603,438
	Wilshire Bancorp, Inc.	88,750	1,000,213
*	Wilshire Enterprises, Inc.	7,207	31,711
	Wintrust Financial Corp.	79,319	3,421,822
*	World Acceptance Corp.	63,709	1,975,616
	WVS Financial Corp.	100	1,640
	Yardville National Bancorp	37,783	1,291,801
	Zenith National Insurance Corp.	92,700	3,996,297
* #	ZipRealty, Inc.	11,448	85,288
Total Financials			521,637,754

Health Care — (12.2%)
*	A.D.A.M., Inc.	700	5,348
*	Abaxis, Inc.	69,770	1,356,329
* #	Abiomed, Inc.	89,280	1,099,037
* #	Acadia Pharmaceuticals, Inc.	120,004	1,726,858
*	Accelr8 Technology Corp.	880	1,914
*	Accelrys, Inc.	88,298	535,969
* #	Access Pharmaceuticals, Inc.	5,300	18,285
* #	Acusphere, Inc.	73,430	95,459
* #	Adams Respiratory Therapeutics, Inc.	82,173	3,168,591
* #	Adolor Corp.	135,100	505,274
*	Advanced Life Sciences Holdings, Inc.	96,300	170,451
* #	Advanced Medical Optics, Inc.	36,000	1,034,640
* #	ADVENTRX Pharmaceuticals, Inc.	215,300	445,671
* #	Affymetrix, Inc.	161,699	3,664,099
*	Air Methods Corp.	39,670	1,572,122
* #	Akorn, Inc.	254,643	1,935,287
* #	Aksys, Ltd.	78,570	1,827
*	Albany Molecular Research, Inc.	112,381	1,643,010
* #	Alexion Pharmaceuticals, Inc.	119,313	7,214,857
* #	Align Technology, Inc.	219,710	4,994,008
*	Alkermes, Inc.	335,639	5,655,517
*	Alliance Imaging, Inc.	166,500	1,466,865
*	Allied Healthcare International, Inc.	143,807	297,680
*	Allied Healthcare Products, Inc.	7,100	43,417
*	Allion Healthcare, Inc.	20,035	127,823
* #	Allos Therapeutics, Inc.	219,703	1,036,998
* #	Allscripts Healthcare Solutions, Inc.	186,202	4,210,027
*	Almost Family, Inc.	3,200	49,728
* #	Alnylam Pharmaceuticals, Inc.	123,505	2,886,312
	Alpharma, Inc. Class A	144,084	3,299,524
*	Alteon, Inc.	1,136	4,851
*	Amag Pharmaceuticals, Inc.	47,224	2,580,792
*	Amedisys, Inc.	86,234	3,257,921

*	America Services Group, Inc.	32,758	$377,045
*	American Caresource Holding, Inc.	367	789
*	American Claims Evaluation, Inc.	1,000	1,000
*	American Dental Partners, Inc.	42,292	1,012,893
* #	American Medical Systems Holdings, Inc.	240,036	4,416,662
	American Shared Hospital Services	9,444	39,665
*	AMERIGROUP Corp.	174,600	5,529,582
*	AMICAS, Inc.	140,571	454,044
*	AMN Healthcare Services, Inc.	115,700	2,062,931
*	Amsurg Corp.	100,213	2,364,025
	Analogic Corp.	46,600	3,218,196
*	Anesiva, Inc.	49,989	325,428
*	Angeion Corp.	215	1,662
*	AngioDynamics, Inc.	37,214	724,184
*	Anika Therapeutics, Inc.	36,371	663,043
* #	Antigenics, Inc.	151,413	375,504
* #	AP Pharma, Inc.	10,905	23,010
* #	Aphton Corp.	87,688	88
*	Applera Corp. - Celera Group	185,900	2,448,303
* #	Apria Healthcare Group, Inc.	144,600	3,850,698
*	Aradigm Corp.	13,657	15,842
*	Arcadia Resources, Inc.	127,043	82,578
*	Ardea Biosciences, Inc.	18,400	131,560
* #	Arena Pharmaceuticals, Inc.	190,916	2,558,274
* #	Ariad Pharmaceuticals, Inc.	222,468	1,105,666
* #	Arqule, Inc.	119,512	979,998
*	Array BioPharma, Inc.	133,303	1,512,989
*	Arrhythmia Research Technology, Inc.	9,000	114,210
#	Arrow International, Inc.	150,439	6,789,312
*	Arthrocare Corp.	84,710	4,745,454
* #	Aspect Medical Systems, Inc.	74,476	936,908
* #	AtheroGenics, Inc.	126,200	345,788
*	AtriCure, Inc.	4,974	52,277
	Atrion Corp.	5,249	595,762
*	ATS Medical, Inc.	93,197	143,523
*	Auxilium Pharmaceuticals, Inc.	50,702	983,619
* #	Avalon Pharmaceuticals, Inc.	20,758	128,077
* #	AVANIR Pharmaceuticals Class A	102,225	220,806
*	Avant Immunotherapeutics, Inc.	203,834	107,013
* #	AVI BioPharma, Inc.	171,600	447,876
*	Avigen, Inc.	97,151	500,328
*	AXM Pharma, Inc.	26,400	3,036
*	Barrier Therapeutics, Inc.	97,683	657,407
*	Bentley Pharmaceuticals, Inc.	66,760	819,813
*	Bioanalytical Systems, Inc.	5,717	38,618
* #	BioCryst Pharmaceuticals, Inc.	94,636	1,054,245
*	Bio-Imaging Technologies, Inc.	37,620	244,906
* #	BioLase Technology, Inc.	78,108	540,507
* #	BioMarin Pharmaceutical, Inc.	318,882	6,849,585
*	Bio-Rad Laboratories, Inc. Class A	13,300	1,121,456
* #	Bio-Reference Laboratories, Inc.	45,386	1,316,194
* #	BioSante Pharmaceuticals, Inc.	76,056	441,125

*	BioScrip, Inc.	125,367	$728,382
*	BioSphere Medical, Inc.	59,453	309,156
*	BioTime, Inc.	4,200	1,344
*	Bovie Medical Corp.	50,292	339,471
*	Bradley Pharmaceuticals, Inc.	52,951	1,035,722
*	Bruker BioSciences Corp.	351,219	2,507,704
* #	BSD Medical Corp.	70,246	488,210
*	Caliper Life Sciences, Inc.	157,274	863,434
	Cambrex Corp.	94,280	1,175,672
*	Candela Corp.	77,210	557,456
*	Cantel Medical Corp.	51,760	797,104
*	Capital Senior Living Corp.	87,910	712,071
*	Caraco Pharmaceutical Laboratories, Ltd.	87,733	1,297,571
*	Cardiac Science Corp.	65,213	613,654
*	CardioDynamics International Corp.	120,402	50,569
*	Cardiotech International, Inc.	56,263	69,203
* #	Cell Genesys, Inc.	220,926	835,100
* #	Cell Therapeutics, Inc.	41,425	158,244
*	Cellegy Pharmaceuticals, Inc.	3,220	229
*	Centene Corp.	145,100	2,932,471
*	Cepheid, Inc.	183,606	3,429,760
*	Cerus Corp.	95,100	658,092
*	Chad Therapeutics, Inc.	9,500	8,930
	Chemed Corp.	88,900	5,515,356
*	Cholestech Corp.	51,776	1,071,245
*	Clarient, Inc.	19,800	36,828
*	Clinical Data, Inc.	18,055	469,430
*	Coley Pharmaceutical Group, Inc.	6,964	23,956
* #	Collagenex Pharmaceuticals, Inc.	71,043	910,771
* #	Columbia Laboratories, Inc.	156,151	327,917
* #	Combimatrix Corp.	7,513	40,495
*	Combinatorx, Inc.	96,373	644,735
	Computer Programs & Systems, Inc.	33,600	892,752
* #	Conceptus, Inc.	98,036	1,715,630
*	Conmed Corp.	90,554	2,630,594
* #	Corcept Therapeutics, Inc.	64,406	206,743
* #	Cortex Pharmaceuticals, Inc.	125,600	238,640
*	Corvel Corp.	46,950	1,177,037
* #	Critical Therapeutics, Inc.	92,903	187,664
*	Criticare Systems, Inc.	36,480	127,680
*	Cross Country Healthcare, Inc.	103,557	1,767,718
* #	CryoCor, Inc.	30,686	120,903
*	CryoLife, Inc.	83,400	769,782
*	Cubist Pharmaceuticals, Inc.	183,900	4,207,632
* #	CuraGen Corp.	182,631	215,505
* #	Curative Health Services, Inc.	37,800	—
* #	Curis, Inc.	128,359	128,359
* #	Cutera, Inc.	45,100	1,004,377
* #	CV Therapeutics, Inc.	184,105	1,778,454
* #	Cyberonics, Inc.	85,336	1,287,720
*	Cyclacel Pharmaceuticals, Inc.	63,877	338,548
*	Cynosure, Inc. Class A	18,400	577,392

*	Cypress Bioscience, Inc.	107,763	$1,428,937
* #	Cytogen Corp.	95,900	91,105
*	Cytomedix, Inc.	31,300	34,430
* #	Cytori Therapeutics, Inc.	47,285	244,936
* #	CytRx Corp.	1,700	6,154
	Datascope Corp.	50,821	1,695,389
*	Daxor Corp.	7,389	126,721
*	Del Global Technologies Corp.	21,254	53,348
* #	Dendreon Corp.	280,279	2,228,218
* #	DepoMed, Inc.	116,834	212,638
*	Dexcom, Inc.	15,465	142,278
*	Dialysis Corporation of America	2,484	24,666
*	Digirad Corp.	27,800	86,458
*	Dionex Corp.	63,715	4,614,877
* #	Discovery Laboratories, Inc.	277,248	640,443
*	DJO, Inc.	78,200	3,806,776
*	DOV Pharmaceutical, Inc.	63,528	14,611
* #	Durect Corp.	231,216	1,172,265
*	DUSA Pharmaceuticals, Inc.	63,010	134,841
* #	Dyadic International, Inc.	33,800	162,139
*	Dyax Corp.	160,730	625,240
* #	Dynacq Healthcare, Inc.	21,100	135,040
*	Dynavax Technologies Corp.	128,692	512,194
* #	Eclipsys Corp.	50,200	1,159,118
* #	Elite Pharmaceuticals, Inc.	66,400	159,360
* #	Emageon, Inc.	39,006	335,062
*	Emeritus Corp.	70,651	1,918,175
* #	Emisphere Technologies, Inc.	85,242	351,197
*	Encision, Inc.	2,013	5,979
* #	Encysive Pharmaceuticals, Inc.	183,698	338,004
*	Endocare, Inc.	8,166	64,511
*	Endologix, Inc.	149,285	532,947
* #	Entremed, Inc.	176,100	190,188
* #	Enzo Biochem, Inc.	122,304	2,202,695
* #	Enzon Pharmaceuticals, Inc.	136,600	1,107,826
*	EP Medsystems, Inc.	14,200	18,957
* #	Epicept Corp.	12,901	21,158
*	EPIX Pharmaceuticals, Inc.	108,783	478,645
*	eResearch Technology, Inc.	195,128	2,122,993
*	Escalon Medical Corp.	3,100	22,289
*	etrials Worldwide, Inc.	41,371	180,791
* #	ev3, Inc.	202,532	3,100,765
*	Exact Sciences Corp.	88,468	253,903
*	Exactech, Inc.	33,697	541,174
*	Exelixis, Inc.	322,421	3,627,236
*	E-Z-EM, Inc.	37,462	556,311
* #	Farville, Inc.	6,310	20,129
* #	Five Star Quality Care, Inc.	105,700	838,201
* #	Genaera Corp.	3,716	10,516
*	Gene Logic, Inc.	83,372	106,716
* #	Genitope Corp.	118,400	413,216
* #	Genomic Health, Inc.	12,960	263,347

* #	Genta, Inc.	47,345	$40,243
*	Gentiva Health Services, Inc.	91,363	1,894,869
* #	GenVec, Inc.	249,689	586,769
* #	Geron Corp.	243,109	1,747,954
*	Greatbatch, Inc.	73,800	2,214,000
*	GTC Biotherapeutics, Inc.	57,064	58,205
* #	GTx, Inc.	61,932	990,912
*	Haemonetics Corp.	88,147	4,375,617
*	Halozyme Therapeutics, Inc.	107,600	947,956
* #	Hana Biosciences, Inc.	6,900	10,971
*	Hanger Orthopedic Group, Inc.	55,252	581,804
*	Harvard Bioscience, Inc.	101,036	464,766
*	HealthAxis, Inc.	750	1,305
*	HealthExtras, Inc.	140,010	3,935,681
* #	HEALTHSOUTH Corp.	39,100	713,966
*	Healthspring, Inc.	37,800	706,482
*	HealthStream, Inc.	71,272	228,070
*	HealthTronics, Inc.	110,536	526,151
* #	Healthways, Inc.	116,500	5,801,700
* #	Hemispherx Biopharma, Inc.	177,300	203,895
*	HemoSense, Inc.	8,200	106,190
* #	Hi-Tech Pharmacal Co., Inc.	37,725	430,065
*	HMS Holdings Corp.	78,134	1,840,056
*	Hollis-Eden Pharmaceuticals, Inc.	76,053	117,882
	Hooper Holmes, Inc.	223,694	498,838
* #	Human Genome Sciences, Inc.	416,108	3,832,355
*	Icagen, Inc.	6,400	11,904
*	ICU Medical, Inc.	47,350	1,790,304
*	Idera Pharmaceuticals, Inc.	68,708	587,453
* #	IDM Pharma, Inc.	19,739	33,162
* #	I-Flow Corp.	78,400	1,408,848
* #	Illumina, Inc.	125,451	6,058,029
*	Immtech International, Inc.	47,217	339,962
*	Immucor, Inc.	159,773	5,328,430
* #	Immunicon Corp.	84,063	95,832
* #	ImmunoGen, Inc.	138,953	621,120
* #	Immunomedics, Inc.	210,300	439,527
* #	IMPATH Bankruptcy Liquidating Trust	21,200	24,380
*	IMPATH, Inc.	21,600	—
*	Impax Laboratories, Inc.	144,644	1,511,530
*	Implant Sciences Corp.	37,100	79,765
*	Incyte Corp.	280,215	1,636,456
* #	Indevus Pharmaceuticals, Inc.	239,390	1,625,458
*	Infinity Pharmaceuticals, Inc.	60,884	666,071
*	Inhibitex, Inc.	31,500	41,265
* #	Inovio Biomedical Corp.	123,690	253,565
*	Insite Vision, Inc.	17,700	19,293
*	Insmed, Inc.	149,618	92,913
* #	Inspire Pharmaceuticals, Inc.	140,875	779,039
* #	Integra LifeSciences Holdings	91,258	4,432,401
*	IntegraMed America, Inc.	25,260	262,451
*	Interleukin Genetics, Inc.	43,633	58,905

* #	InterMune, Inc.	114,500	$2,263,665
* #	Interpharm Holdings, Inc.	59,000	74,930
* #	Introgen Therapeutics, Inc.	136,893	550,310
	Invacare Corp.	94,400	2,187,248
*	Inventiv Health, Inc.	97,677	3,873,870
* #	Inverness Medical Innovations, Inc.	7,161	344,731
*	Iridex Corp.	24,549	94,023
*	IRIS International, Inc.	60,424	1,126,908
* #	Isis Pharmaceuticals, Inc.	280,413	3,460,296
* #	Isolagen, Inc.	114,700	290,191
* #	Ista Pharmaceuticals, Inc.	87,445	618,236
* #	I-Trax, Inc.	133,411	426,915
*	IVAX Diagnostics, Inc.	16,300	13,692
* #	Javelin Pharmaceuticals, Inc.	132,900	709,686
* #	Kendle International, Inc.	48,303	1,891,545
*	Kensey Nash Corp.	38,402	915,120
* #	Keryx Biopharmaceuticals, Inc.	135,550	1,363,633
	Kewaunee Scientific Corp.	2,737	42,150
*	Kindred Healthcare, Inc.	137,178	2,718,868
* #	Kosan Biosciences, Inc.	141,449	735,535
*	K-V Pharmaceutical Co. Class A	123,648	3,379,300
*	K-V Pharmaceutical Co. Class B	19,875	539,606
*	Kyphon, Inc.	120,925	8,086,255
* #	La Jolla Pharmaceutical Co.	126,251	554,242
	Landauer, Inc.	30,500	1,546,045
*	Langer, Inc.	8,100	41,310
*	Lannet Co., Inc.	76,065	380,325
#	LCA-Vision, Inc.	66,325	2,278,264
*	Lexicon Pharmaceuticals, Inc.	247,023	778,122
* #	LHC Group, Inc.	43,200	865,296
* #	Lifecell Corp.	109,520	3,626,207
*	Lifecore Biomedical, Inc.	44,590	518,136
#	Ligand Pharmaceuticals, Inc. Class B	182,800	1,146,156
*	Lipid Sciences, Inc.	66,108	70,074
* #	Luminex Corp.	95,743	1,356,678
*	Magellan Health Services, Inc.	79,425	3,224,655
*	Magyar Bancorp, Inc.	1,800	19,710
* #	Mannkind Corp.	156,593	1,388,980
* #	Martek Biosciences Corp.	99,520	2,689,030
*	Matria Healthcare, Inc.	71,839	1,829,021
*	Matritech, Inc.	26,400	3,498
*	Matrixx Initiatives, Inc.	31,975	679,149
*	Maxygen, Inc.	122,352	1,091,380
* #	Medarex, Inc.	402,362	6,900,508
*	MedCath Corp.	70,549	2,070,613
*	Medical Action Industries, Inc.	52,748	1,196,852
*	Medical Staffing Network Holdings, Inc.	82,900	438,541
*	MEDTOX Scientific, Inc.	26,545	498,781
*	Memory Pharmaceuticals Corp.	196,407	428,167
*	Memry Corp.	85,100	119,140
*	Merge Technologies, Inc.	64,833	303,418
	Meridian Bioscience, Inc.	127,734	3,295,537

*	Merit Medical Systems, Inc.	89,376	$1,095,750
*	Metabasis Therapeutics, Inc.	98,117	293,370
*	Metropolitan Health Networks, Inc.	158,500	332,850
*	MGI Pharma, Inc.	258,324	6,088,697
*	MicroIslet, Inc.	22,200	11,322
* #	Micromet, Inc.	52,496	108,667
*	Microtek Medical Holdings, Inc.	128,816	785,778
*	Micrus Endovascular Corp.	36,798	876,528
* #	MiddleBrook Pharmaceuticals, Inc.	95,301	202,991
* #	Milestone Scientific, Inc.	17,200	36,980
* #	Minrad International, Inc.	160,886	754,555
*	Molina Healthcare, Inc.	88,400	3,010,020
* #	Momenta Pharmaceuticals, Inc.	75,247	797,618
* #	Monogram Biosciences, Inc.	306,035	514,139
*	MTS Medication Technologies	19,992	218,912
*	MWI Veterinary Supply, Inc.	27,730	1,052,908
* #	Myriad Genetics, Inc.	133,345	5,861,846
* #	Nabi Biopharmaceuticals	205,150	726,231
* #	Nanogen, Inc.	118,210	118,210
* #	Nastech Pharmaceutical Co., Inc.	68,033	941,577
*	National Dentex Corp.	5,617	98,635
#	National Healthcare Corp.	39,708	2,088,244
	National Home Health Care Corp.	6,965	86,993
* #	National Medical Health Card Systems, Inc.	17,249	183,012
	National Research Corp.	12,685	317,252
* #	Natus Medical, Inc.	71,600	1,152,044
* #	Nektar Therapeutics	254,783	2,104,508
*	Neogen Corp.	30,104	958,210
* #	Neopharm, Inc.	84,817	78,880
* #	Neose Technologies, Inc.	138,743	215,052
*	Nephros, Inc.	1,275	1,160
* #	Neurobiological Technologies, Inc.	2,700	2,322
*	Neurocrine Biosciences, Inc.	150,400	1,499,488
* #	Neurogen Corp.	128,649	635,526
* #	Neurometric, Inc.	35,430	275,291
*	New Brunswick Scientific Co., Inc.	24,830	281,572
* #	NitroMed, Inc.	124,359	281,051
*	NMT Medical, Inc.	40,499	301,313
*	North American Scientific, Inc.	38,650	36,331
* #	Northfield Laboratories, Inc.	81,485	135,265
* #	NovaMed, Inc.	74,467	366,378
* #	Novavax, Inc.	193,671	635,241
*	Noven Pharmaceuticals, Inc.	82,608	1,260,598
*	Novoste Corp.	6,450	15,480
*	NPS Pharmaceuticals, Inc.	148,720	632,060
*	Nutraceutical International Corp.	36,381	547,170
* #	Nutrition 21, Inc.	500	600
* #	NuVasive, Inc.	114,852	3,663,779
*	Nuvelo, Inc.	157,981	344,399
*	NxStage Medical, Inc.	69,053	857,638
* #	Occulogix, Inc.	12,200	10,370
*	Odyssey Healthcare, Inc.	112,500	1,100,250

*	Omnicell, Inc.	93,973	$2,268,508
* #	Onyx Pharmaceuticals, Inc.	155,520	6,161,702
* #	OraSure Technologies, Inc.	149,450	1,374,940
*	Orchid Cellmark, Inc.	97,989	601,652
*	Orthologic Corp.	104,463	150,427
* #	Oscient Pharmaceuticals Corp.	37,249	111,375
*	Osteotech, Inc.	58,139	422,671
	Owens & Minor, Inc.	134,500	5,366,550
*	Oxigene, Inc.	94,030	302,777
* #	Pain Therapeutics, Inc.	143,022	1,341,546
* #	PainCare Holdings, Inc.	134,100	25,466
*	Palatin Technologies, Inc.	186,562	124,810
*	Palomar Medical Technologies, Inc.	60,394	1,902,411
* #	Panacos Pharmaceuticals, Inc.	153,237	442,855
*	Par Pharmaceutical Companies, Inc.	116,500	2,608,435
*	Parexel International Corp.	92,762	3,989,694
*	PDI, Inc.	43,559	448,222
*	Pediatric Services of America, Inc.	22,180	359,981
* #	Penwest Pharmaceuticals Co.	70,000	864,500
	Perrigo Co.	290,947	6,025,512
*	Pharmacopia Drug Discovery, Inc.	25,150	138,577
* #	Pharmacyclics, Inc.	66,201	147,628
*	Pharmanet Development Group, Inc.	59,718	1,719,878
* #	Pharmanetics, Inc.	100	1
* #	PharMerica Corp.	50,210	890,223
*	Pharmion Corp.	103,840	4,258,478
*	PhotoMedex, Inc.	124,544	112,090
*	Point Therapeutics, Inc.	660	33
#	PolyMedica Corp.	73,149	3,786,924
*	Possis Medical, Inc.	55,754	602,701
* #	Pozen, Inc.	95,067	949,719
*	PRA International	12,500	364,375
* #	Premier Laser Systems, Inc. Class A	3,400	10
* #	Progenics Pharmaceuticals, Inc.	85,200	1,965,564
*	Prospect Medical Holdings, Inc.	18,500	106,375
*	Providence Service Corp.	37,453	1,125,837
* #	ProxyMed, Inc.	40,279	116,406
*	PSS World Medical, Inc.	218,300	4,165,164
	Psychemedics Corp.	16,225	287,020
*	Psychiatric Solutions, Inc.	86,686	3,195,246
*	Qiagen N.V.	112,561	1,915,788
*	QuadraMed Corp.	141,411	381,810
*	Questcor Pharmaceuticals, Inc.	25,400	14,478
*	Quidel Corp.	104,835	1,780,098
*	Quigley Corp.	25,142	110,876
* #	Radiation Therapy Services, Inc.	75,900	1,716,858
*	RadNet, Inc.	28,500	256,500
*	Regeneration Technologies, Inc.	95,740	1,036,864
*	Regeneron Pharmaceuticals, Inc.	205,237	3,993,912
* #	RegeneRx Biopharmaceuticals, Inc.	16,060	28,587
*	RehabCare Group, Inc.	56,500	919,255
*	Renovis, Inc.	92,800	295,104

*	Repligen Corp.	98,338	$424,820
*	Repros Therapeutics, Inc.	41,370	442,245
*	Res-Care, Inc.	90,030	1,919,440
*	Retractable Technologies, Inc.	11,000	22,000
* #	Rigel Pharmaceuticals, Inc.	81,222	743,994
* #	Rochester Medical Corp.	29,038	463,156
* #	Rotech Healthcare, Inc.	19,674	21,445
*	Rural/Metro Corp.	13,300	48,279
* #	Salix Pharmaceuticals, Ltd.	152,657	1,758,609
* #	Sangamo BioSciences, Inc.	115,697	1,271,510
* #	Santarus, Inc.	158,036	391,929
*	Savient Pharmaceuticals, Inc.	182,100	2,400,078
* #	SciClone Pharmaceuticals, Inc.	150,061	273,111
* #	Sciele Pharma, Inc.	113,864	2,627,981
* #	SCOLR Pharma, Inc.	28,200	67,962
* #	Seattle Genetics, Inc.	183,935	1,887,173
* #	Senesco Technologies, Inc.	26,600	23,674
* #	Senomyx, Inc.	94,498	1,262,493
*	Sequenom, Inc.	114,558	559,043
*	SeraCare Life Sciences, Inc.	42,521	259,378
* #	Signalife, Inc.	3,100	4,030
* #	Sirona Dental Systems, Inc.	42,700	1,244,705
*	Somanetics Corp.	42,479	825,792
*	Somaxon Pharmaceuticals, Inc.	23,900	294,926
*	Sonic Innovations, Inc.	85,084	705,346
* #	SonoSite, Inc.	53,145	1,549,708
*	Sonus Pharmaceuticals, Inc.	65,950	284,904
	Span-American Medical System, Inc.	9,392	159,100
* #	Specialized Health Products International, Inc.	18,267	13,518
* #	Spectranetics Corp.	96,772	1,425,452
* #	Spectrum Pharmaceuticals, Inc.	87,408	356,625
*	SRI/Surgical Express, Inc.	12,700	68,707
*	Staar Surgical Co.	76,900	225,317
* #	StemCells, Inc.	254,697	550,146
*	Stereotaxis, Inc.	84,709	1,120,700
	Steris Corp.	203,800	5,720,666
*	Strategic Diagnostics, Inc.	65,250	258,390
*	Sun Healthcare Group, Inc.	138,892	2,065,324
* #	Sunesis Pharmaceuticals, Inc.	10,542	28,463
*	SunLink Health Systems, Inc.	1,048	6,613
* #	Sunrise Senior Living, Inc.	153,130	5,483,585
* #	SuperGen, Inc.	180,259	731,852
* #	SurModics, Inc.	59,592	2,875,314
*	Symmetry Medical, Inc.	101,600	1,628,648
*	Synovis Life Technologies, Inc.	39,439	707,536
* #	Telik, Inc.	162,000	466,560
* #	Tercica, Inc.	41,807	276,762
* #	The Medicines Co.	184,592	3,082,686
*	Theragenics Corp.	97,400	404,210
*	Third Wave Technologies, Inc.	135,273	1,034,838
* #	Thoratec Corp.	171,643	3,547,861
*	Threshold Pharmaceuticals, Inc.	83,800	72,068

*	Titan Pharmaceuticals, Inc.	125,683	$257,650
*	TLC Vision Corp.	30,460	111,788
*	Torreypines Therapeutics, Inc.	1,446	9,327
	Trestle Holdings, Inc.	250	18
* #	Trimeris, Inc.	69,478	519,695
*	Tripos, Inc.	220	163
*	TriZetto Group, Inc.	156,632	2,448,158
*	U.S. Physical Therapy, Inc.	37,341	513,439
* #	United Therapeutics Corp.	74,258	5,085,930
*	Urologix, Inc.	45,542	99,737
* #	Uroplasty, Inc.	25,891	100,975
	Utah Medical Products, Inc.	13,724	432,718
	Valeant Pharmaceuticals International	307,087	4,842,762
* #	Vanda Pharmaceuticals, Inc.	22,900	341,897
*	Varian, Inc.	94,199	5,653,824
*	Vasamed, Inc.	1,633	1,796
*	Vascular Solutions, Inc.	49,776	393,230
*	Vaxgen, Inc.	40,300	61,256
*	Ventana Medical Systems, Inc.	101,787	8,325,159
* #	Vermillion, Inc.	72,186	68,577
* #	Via Pharmaceuticals, Inc.	102	327
* #	ViaCell, Inc.	69,747	299,912
*	Vical, Inc.	126,923	616,846
*	ViroPharma, Inc.	228,174	2,261,204
*	Vision-Sciences, Inc.	5,000	7,600
*	VistaCare, Inc.	48,445	339,115
* #	Vital Images, Inc.	54,992	1,019,552
	Vital Signs, Inc.	42,840	2,147,998
* #	Vivus, Inc.	188,265	1,022,279
	West Pharmaceutical Services, Inc.	107,000	4,285,350
*	Wright Medical Group, Inc.	114,326	2,994,198
*	Xenoport, Inc.	79,751	3,312,059
	Young Innovations, Inc.	1,134	31,106
* #	Zila, Inc.	130,829	156,995
*	Zoll Medical Corp.	64,824	1,498,083
* #	Zymogenetics, Inc.	223,614	2,701,257
Total Health Care			564,119,959

Industrials — (13.5%)
* #	3-D Systems Corp.	61,830	1,239,073
*	A. T. Cross Co. Class A	23,000	230,000
	A.O. Smith Corp.	74,950	3,612,590
	AAON, Inc.	61,654	1,291,035
*	AAR Corp.	124,483	3,908,766
	ABM Industries, Inc.	163,289	3,817,697
*	ABX Air, Inc.	195,783	1,343,071
* #	Acco Brands Corp.	179,909	4,078,537
*	Accuride Corp.	84,000	1,089,480
	Aceto Corp.	75,475	656,633
* #	Active Power, Inc.	140,156	207,431
	Actuant Corp.	91,478	5,579,243
	Administaff, Inc.	93,100	3,211,950

*	AeroCentury Corp.	800	$11,240
*	Aerosonic Corp.	10,400	73,840
*	AirNet Systems, Inc.	21,100	59,502
*	Airtran Holdings, Inc.	303,200	3,186,632
	Alamo Group, Inc.	29,105	742,178
*	Alaska Air Group, Inc.	130,507	3,239,184
#	Albany International Corp. Class A	86,825	3,380,966
* #	Allied Defense Group, Inc.	16,300	73,350
*	Amerco, Inc.	7,800	491,712
	American Ecology Corp.	60,850	1,216,392
*	American Locker Group, Inc.	300	1,200
*	American Reprographics Co.	106,400	2,599,352
#	American Science & Engineering, Inc.	30,600	2,210,850
* #	American Superconductor Corp.	115,899	2,088,500
#	American Woodmark Corp.	52,176	1,574,150
	Ameron International Corp.	29,399	2,807,605
*	Amistar Corp.	1,600	1,320
	Ampco-Pittsburgh Corp.	35,255	1,499,395
#	Amrep Corp.	22,270	748,272
	Angelica Corp.	31,599	643,356
*	APAC Customer Services, Inc.	166,875	488,944
	Apogee Enterprises, Inc.	94,610	2,381,334
#	Applied Industrial Technologies, Inc.	120,025	3,838,400
	Applied Signal Technologies, Inc.	40,514	576,109
* #	Argon ST, Inc.	74,025	1,337,632
	Arkansas Best Corp.	78,100	2,803,790
*	Arotech Corp.	37,820	111,569
	Art’s-Way Manufacturing Co., Inc.	200	3,336
*	Astec Industries, Inc.	72,700	3,677,166
*	Astronics Corp.	22,986	722,220
* #	ASV, Inc.	89,232	1,267,094
*	Atlas Air Worldwide Holding, Inc.	89,336	4,532,909
*	Avalon Holding Corp. Class A	5,050	45,450
*	Axsys Technologies, Inc.	34,073	810,597
* #	AZZ, Inc.	38,900	1,104,760
#	Badger Meter, Inc.	47,370	1,486,944
*	Baker (Michael) Corp.	28,200	1,170,864
	Baldor Electric Co.	143,533	5,976,714
*	Baldwin Technology Co., Inc. Class A	23,829	122,958
#	Barnes Group, Inc.	175,569	5,523,401
	Barrett Business Services, Inc.	37,600	916,688
*	Blount International, Inc.	156,800	2,148,160
#	BlueLinx Holdings, Inc.	77,900	634,885
	Bowne & Co., Inc.	80,360	1,362,102
*	Breeze-Eastern Corp.	13,825	174,886
	Briggs & Stratton Corp.	164,900	4,813,431
*	BTU International, Inc.	30,700	369,935
* #	Builders FirstSource, Inc.	117,938	1,544,988
*	Butler International, Inc.	8,000	8,480
#	C&D Technologies, Inc.	81,779	346,743
*	Cannon Express, Inc.	200	—
* #	Capstone Turbine Corp.	292,400	321,640

	Cascade Corp.	41,500	$3,054,815
*	Casella Waste Systems, Inc. Class A	78,589	877,839
*	Catalytica Energy Systems, Inc.	18,891	16,435
*	CBIZ, Inc.	222,495	1,668,713
	CDI Corp.	66,700	1,907,620
*	CECO Environmental Corp.	39,171	495,513
*	Celadon Group, Inc.	75,902	1,184,071
* #	Cenveo, Inc.	179,100	3,513,942
* #	Ceradyne, Inc.	90,565	6,546,038
	Champion Industries, Inc.	29,529	186,328
*	Channell Commercial Corp.	7,100	30,530
	Chase Corp.	23,479	409,474
	Chicago Rivet & Machine Co.	200	4,595
	CIRCOR International, Inc.	47,690	2,016,810
	Clarcor, Inc.	171,200	6,628,864
*	Clean Harbors, Inc.	65,964	3,112,841
*	Columbus McKinnon Corp.	62,795	1,706,140
*	Comforce Corp.	12,677	26,748
	Comfort Systems USA, Inc.	135,819	1,976,166
*	Commercial Vehicle Group, Inc.	72,456	1,030,324
*	Competitive Technologies, Inc.	26,772	63,450
*	Compudyne Corp.	26,496	182,028
	CompX International, Inc.	5,700	115,596
*	COMSYS IT Partners, Inc.	64,799	1,231,829
*	Conrad Industries, Inc.	6,900	102,810
*	Consolidated Freightways Corp.	150	—
*	Consolidated Graphics, Inc.	45,082	2,988,035
*	Cornell Companies, Inc.	36,800	886,512
*	Corrpro Companies, Inc.	6,975	14,090
*	CoStar Group, Inc.	63,883	3,515,481
*	Covenant Transport, Inc. Class A	30,355	191,844
*	CPI Aerostructures, Inc.	14,666	125,394
* #	CRA International, Inc.	39,100	1,941,706
	Cubic Corp.	89,095	3,521,925
	Curtiss-Wright Corp.	142,300	6,488,880
	Deluxe Corp.	183,430	6,974,009
*	Devcon International Corp.	3,500	11,900
* #	DHB Industries, Inc.	130,100	611,470
	Diamond Management & Technology Consultants, Inc.	105,150	1,058,861
*	Distributed Energy Systems Corp.	102,250	100,205
* #	Document Securities Systems, Inc.	46,500	615,660
*	Dollar Thrifty Automotive Group, Inc.	72,100	2,125,508
*	Ducommun, Inc.	34,396	993,013
*	Dynamex, Inc.	35,399	889,223
	Dynamic Materials Corp.	40,350	1,734,647
#	Eagle Bulk Shipping, Inc.	139,224	3,669,945
	Eastern Co.	19,360	411,594
	Ecology & Environment, Inc. Class A	2,100	26,670
#	EDO Corp.	70,400	3,030,016
	Electro Rent Corp.	82,456	1,198,086
*	EMCOR Group, Inc.	179,000	5,611,650
#	Encore Wire Corp.	75,569	1,964,794

* #	Energy Conversion Devices, Inc.	131,860	$3,416,493
*	Energy Focus, Inc.	34,500	179,400
*	EnerSys	156,500	2,826,390
* #	ENGlobal Corp.	87,300	800,541
	Ennis, Inc.	84,600	1,840,050
*	EnPro Industries, Inc.	66,400	2,774,856
*	Environmental Tectonics Corp.	7,400	28,120
* #	ESCO Technologies, Inc.	86,400	2,839,968
	Espey Manufacturing & Electronics Corp.	4,374	96,228
*	Esterline Technologies Corp.	85,400	4,311,846
*	Evercel, Inc.	466	1,049
* #	Evergreen Solar, Inc.	231,027	2,072,312
*	Exponent, Inc.	49,410	1,203,628
* #	ExpressJet Holdings, Inc.	170,100	741,636
	Federal Signal Corp.	160,000	2,448,000
*	First Advantage Corp.	31,738	617,304
*	First Aviation Services, Inc.	6,000	13,200
*	First Consulting Group, Inc.	88,803	840,964
* #	Flanders Corp.	82,697	368,829
* #	Flow International Corp.	113,078	928,370
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	1,067
	Forward Air Corp.	101,500	3,556,560
#	Franklin Electric Co., Inc.	74,420	3,072,058
* #	Frontier Airlines Holdings, Inc.	92,862	550,672
	Frozen Food Express Industries, Inc.	50,982	387,973
*	FTI Consulting, Inc.	141,225	7,417,137
* #	FuelCell Energy, Inc.	211,954	2,038,997
*	Furmanite Corp.	114,070	928,530
	G & K Services, Inc. Class A	71,555	2,980,266
*	Gardner Denver Machinery, Inc.	24,576	980,828
*	Gehl Co.	39,350	935,743
#	Gencorp, Inc.	190,011	2,173,726
	General Employment Enterprises, Inc.	4,817	8,382
*	Genesee & Wyoming, Inc.	124,975	3,421,816
*	GeoEye, Inc.	19,784	466,111
*	Global Cash Access, Inc.	129,400	1,436,340
*	Global Payment Technologies, Inc.	5,300	1,913
	Gorman-Rupp Co.	44,656	1,520,537
*	GP Strategies Corp.	53,952	600,486
*	Graftech International, Ltd.	338,700	5,686,773
	Graham Corp.	3,700	134,310
	Greenbrier Companies, Inc.	50,200	1,474,876
*	Griffon Corp.	99,580	1,559,423
	Hardinge, Inc.	34,860	1,215,568
*	Hawaiian Holdings, Inc.	150,875	550,694
#	Healthcare Services Group, Inc.	138,263	2,961,593
#	Heartland Express, Inc.	318,241	4,955,012
#	Heico Corp.	70,500	3,219,735
	Heico Corp. Class A	50,463	1,843,918
*	Heidrick & Struggles International, Inc.	59,407	2,783,218
*	Henry Bros. Electronics, Inc.	13,944	64,840

*	Herley Industries, Inc.	41,200	$595,340
*	Hexcel Corp.	290,613	6,332,457
* #	Hill International, Inc.	82,366	614,450
*	Hirsch International Corp. Class A	3,200	8,256
#	Hi-Shear Technology Corp.	21,962	211,714
#	Horizon Lines, Inc. Class A	80,696	2,276,434
*	Hub Group, Inc. Class A	129,976	4,337,299
*	Hudson Highland Group, Inc.	83,600	1,172,072
*	Hudson Technologies, Inc.	4,700	5,687
*	Hurco Companies, Inc.	21,360	1,056,466
*	Huron Consulting Group, Inc.	44,710	2,953,096
*	Huttig Building Products, Inc.	66,100	397,261
* #	ICT Group, Inc.	50,307	764,666
*	II-VI, Inc.	95,504	2,979,725
	IKON Office Solutions, Inc.	341,560	4,795,502
*	Industrial Distribution Group, Inc.	23,806	225,205
*	Innotrac Corp.	16,000	36,320
* #	Innovative Solutions & Support, Inc.	56,230	1,015,514
* #	Insituform Technologies, Inc. Class A	88,219	1,454,731
#	Insteel Industries, Inc.	56,700	1,071,630
* #	Integrated Electrical Services, Inc.	51,928	1,213,038
* #	InterDigital, Inc.	161,200	3,725,332
*	Interline Brands, Inc.	63,430	1,537,543
*	International Shipholding Corp.	9,900	210,078
*	Intersections, Inc.	55,970	545,148
* #	Ionatron, Inc.	268,486	880,634
*	JPS Industries, Inc.	8,700	33,452
*	Kadant, Inc.	35,020	998,070
	Kaman Corp. Class A	81,000	2,665,710
	Kaydon Corp.	91,212	4,815,994
	Kelly Services, Inc. Class A	102,466	2,328,028
* #	Kenexa Corp.	81,809	2,273,472
*	Key Technology, Inc.	16,002	428,054
*	Kforce, Inc.	132,255	2,012,921
*	Kirby Corp.	700	26,796
#	Knight Transportation, Inc.	278,479	5,121,229
	Knoll, Inc.	113,800	2,163,338
*	Korn/Ferry International	142,420	3,163,148
*	K-Tron International, Inc.	9,113	815,614
*	L.B. Foster Co. Class A	9,500	356,820
	L.S. Starrett Co. Class A	6,100	100,223
*	LaBarge, Inc.	50,710	626,269
*	Labor Ready, Inc.	169,100	3,530,808
*	Ladish Co., Inc.	48,400	2,540,032
	Lawson Products, Inc.	19,195	701,001
*	Layne Christensen Co.	51,328	2,534,063
*	Learning Tree International, Inc.	54,881	827,057
*	LECG Corp.	74,600	1,144,364
*	LGL Group, Inc.	4,660	54,988
#	Lindsay Corp.	37,700	1,527,981
*	LMI Aerospace, Inc.	36,941	844,471
	LSI Industries, Inc.	69,570	1,410,880

*	Lydall, Inc.	39,900	$417,354
*	M&F Worldwide Corp.	61,500	3,468,600
*	Mac-Gray Corp.	28,100	396,491
*	Magnetek, Inc.	99,378	462,108
*	MAIR Holdings, Inc.	52,016	328,221
*	Marten Transport, Ltd.	69,582	1,089,654
	Maxco, Inc.	3,000	11,850
	McGrath Rentcorp.	83,914	2,687,765
*	Meadow Valley Corp.	2,300	30,130
*	Media Sciences International, Inc.	2,800	14,644
* #	Medialink Worldwide, Inc.	20,400	82,620
*	Merrimac Industries, Inc.	2,960	30,192
*	Mesa Air Group, Inc.	104,935	591,833
	Met-Pro Corp.	35,204	535,805
*	MFRI, Inc.	21,804	512,394
*	Microvision, Inc.	144,119	690,330
* #	Middleby Corp.	44,174	3,248,556
* #	Midwest Air Group, Inc.	57,700	936,471
*	Milacron, Inc.	14,730	93,536
* #	Millennium Cell, Inc.	57,100	35,402
*	Miller Industries, Inc.	38,480	704,569
	Mine Safety Appliances Co.	120,200	5,759,984
*	Misonix, Inc.	21,500	88,150
*	Mobile Mini, Inc.	115,530	2,796,981
*	Modtech Holdings, Inc.	49,450	57,857
*	Moog, Inc. Class A	120,046	5,110,358
*	Moog, Inc. Class B	4,850	205,398
*	MTC Technologies, Inc.	49,248	982,990
	Mueller Industries, Inc.	112,445	3,895,095
	Multi-Color Corp.	23,320	866,338
*	M-Wave, Inc.	575	1,150
	NACCO Industries, Inc. Class A	6,300	746,361
*	Nashua Corp.	6,300	72,135
*	National Patent Development Corp.	13,860	31,878
*	National Technical Systems, Inc.	20,700	137,448
* #	Navigant Consulting, Inc.	177,900	3,139,935
* #	NCI Building Systems, Inc.	63,100	2,927,209
	Nordson Corp.	112,475	5,647,370
* #	North America Galvanizing & Coatings, Inc.	38,300	256,610
*	NuCo2, Inc.	51,100	1,343,419
* #	Odyssey Marine Exploration, Inc.	156,500	960,910
*	Old Dominion Freight Line, Inc.	120,722	3,476,794
	Omega Flex, Inc.	24,600	377,856
*	On Assignment, Inc.	120,015	1,269,759
*	Orbit International Corp.	1,977	17,971
*	Orbital Sciences Corp.	197,252	4,331,654
*	P.A.M. Transportation Services, Inc.	20,959	392,143
*	Paragon Technologies, Inc.	9,200	60,444
*	Park-Ohio Holdings Corp.	34,835	959,704
*	Patrick Industries, Inc.	6,183	86,562
* #	Patriot Transportation Holding, Inc.	9,221	848,332
*	Peerless Manufacturing Co.	16,256	376,652

*	Pemco Aviation Group, Inc.	2,150	$22,231
*	Perini Corp.	85,700	4,850,620
*	PHH Corp.	159,800	4,303,414
* #	Pinnacle Airlines Corp.	71,500	1,171,885
* #	Plug Power, Inc.	217,343	586,826
	Portec Rail Products, Inc.	20,200	219,978
*	Powell Industries, Inc.	38,730	1,298,230
* #	Power-One, Inc.	271,761	1,184,878
*	PPT Vision, Inc.	1,700	519
#	Preformed Line Products Co.	9,717	476,133
* #	PRG-Schultz International, Inc.	15,822	225,305
*	Protection One, Inc.	6,715	86,221
	Providence & Worcester Railroad Co.	3,900	64,194
*	Quality Distribution, Inc.	57,700	559,690
*	Quanta Services, Inc.	153,853	4,349,436
	Quipp, Inc.	1,400	6,300
	Quixote Corp.	28,040	548,182
#	Raven Industries, Inc.	58,530	2,385,098
*	RBC Bearings, Inc.	49,275	1,749,263
*	RCM Technologies, Inc.	38,534	278,986
	Regal-Beloit Corp.	100,904	5,096,661
*	Republic Airways Holdings, Inc.	138,867	2,644,028
	Resources Connection, Inc.	158,736	4,762,080
	Robbins & Myers, Inc.	57,600	3,120,768
	Rollins, Inc.	221,050	5,871,088
*	Rush Enterprises, Inc. Class A	54,251	1,375,805
*	Rush Enterprises, Inc. Class B	13,800	321,540
*	Saia, Inc.	36,754	690,608
	Schawk, Inc.	85,760	1,852,416
*	School Specialty, Inc.	68,300	2,488,852
*	Schuff International, Inc.	6,700	187,600
*	Sequa Corp. Class A	6,800	1,116,220
*	Sequa Corp. Class B	2,500	410,000
	Servidyne, Inc.	330	1,851
*	Servotronics, Inc.	1,300	19,110
*	SIFCO Industries, Inc.	17,549	277,274
* #	Simclar, Inc.	6,300	52,668
#	Simpson Manufacturing Co., Inc.	156,041	5,149,353
*	Sirva, Inc.	239,600	251,580
	Skywest, Inc.	195,726	4,918,594
*	SL Industries, Inc.	9,300	203,670
*	SmartPros, Ltd.	10,500	63,525
*	Smithway Motor Xpress Corp. Class A	3,900	39,819
*	SPACEHAB, Inc.	25,366	12,429
*	Sparton Corp.	9,193	58,927
*	Spherion Corp.	159,820	1,412,809
*	Spherix, Inc.	46,095	84,815
*	Spire Corp.	26,626	247,622
* #	Standard Automotive Corp.	4,400	—
*	Standard Parking Corp.	31,680	1,104,365
	Standard Register Co.	78,400	1,002,736
	Standex International Corp.	39,700	993,691

*	Sterling Construction Co., Inc.	34,000	$752,080
*	Stonepath Group, Inc.	63,800	1,276
	Sun Hydraulics, Inc.	52,603	1,456,577
*	Superior Essex, Inc.	66,018	2,330,435
	Supreme Industries, Inc.	15,608	111,285
	Sypris Solutions, Inc.	53,547	434,802
*	SYS Technologies	41,600	99,008
	TAL International Group, Inc.	48,300	1,211,364
*	Target Logistics, Inc.	10,800	19,872
* #	Taser International, Inc.	204,300	2,923,533
*	Team, Inc.	51,000	1,196,460
*	TeamStaff, Inc.	19,100	17,572
	Tech/Ops Sevcon, Inc.	9,755	78,040
	Technology Research Corp.	18,250	63,875
	Tecumseh Products Co. Class A	42,100	726,225
*	Teledyne Technologies, Inc.	109,300	5,455,163
	Tennant Co.	60,700	2,550,614
*	Tetra Tech, Inc.	187,796	3,680,802
*	The Advisory Board Co.	60,597	3,486,145
*	The Geo Group, Inc.	163,500	4,867,395
*	The Lamson & Sessions Co.	52,820	1,397,617
	Thomas Group, Inc.	5,332	48,148
#	Titan International, Inc.	87,300	2,529,954
	Todd Shipyards Corp.	10,340	239,785
*	Trailer Bridge, Inc.	9,300	108,066
*	TransDigm Group, Inc.	17,700	719,505
* #	TRC Companies, Inc.	57,796	647,315
	Tredegar Industries, Inc.	106,191	1,856,219
* #	Trex Co., Inc.	49,800	668,814
	Triumph Group, Inc.	51,015	3,734,808
*	TRM Corp.	55,200	54,648
*	Tufco Technologies, Inc.	4,700	35,720
* #	TurboChef Technologies, Inc.	96,738	1,238,246
	Twin Disc, Inc.	18,440	1,000,739
*	U.S. Home Systems, Inc.	26,949	214,245
*	U.S. Xpress Enterprises, Inc. Class A	12,416	220,632
	UAP Holding Corp.	150,300	4,495,473
*	Ultralife Batteries, Inc.	47,230	545,507
#	United Industrial Corp.	36,100	2,495,593
*	United Stationers, Inc.	93,209	5,501,195
	Universal Forest Products, Inc.	61,105	2,278,605
*	Universal Security Instruments, Inc.	7,549	169,702
* #	Universal Truckload Services, Inc.	19,500	400,920
*	UQM Technologies, Inc.	81,900	286,650
*	USA Truck, Inc.	31,235	501,009
* #	Valence Technology, Inc.	20,900	28,215
	Valmont Industries, Inc.	82,850	7,388,563
*	Valpey Fisher Corp.	4,045	19,618
*	Veri-Tek International Corp.	5,390	38,000
*	Versar, Inc.	25,500	211,395
	Viad Corp.	68,899	2,463,139
	Vicor Corp.	90,242	1,063,953

*	Volt Information Sciences, Inc.	76,050	$1,144,553
	VSE Corp.	10,578	459,403
	Wabash National Corp.	100,500	1,315,545
	Wabtec Corp.	156,200	5,852,814
	Walter Industries, Inc.	168,500	4,259,680
*	Washington Group International, Inc.	46,635	3,949,985
*	Waste Connections, Inc.	112,050	3,408,561
	Waste Industries USA, Inc.	43,970	1,426,827
	Watsco, Inc. Class A	78,200	3,762,984
	Watsco, Inc. Class B	1,800	86,670
	Watson Wyatt & Co. Holdings	120,400	5,696,124
#	Watts Water Technologies, Inc.	101,180	3,583,796
*	WCA Waste Corp.	8,576	65,606
	Werner Enterprises, Inc.	244,084	4,542,403
*	Westaff, Inc.	43,832	184,094
* #	Western Power & Equipment Corp.	3,273	589
*	Williams Scotsman International, Inc.	99,985	2,730,590
*	Willis Lease Finance Corp.	10,300	132,870
*	Wolverine Tube, Inc.	42,900	51,051
	Woodward Governor Co.	110,918	6,514,214
	WSI Industries, Inc.	2,000	9,280
*	Zareba Systems, Inc.	300	2,094
Total Industrials			624,106,054

Information Technology — (15.1%)
*	3Com Corp.	360,075	1,350,281
* #	8X8, Inc.	18,800	23,688
*	Acacia Research-Acacia Technologies	82,560	1,236,749
* #	Access Integrated Technologies, Inc.	69,900	434,079
*	ACE*COMM Corp.	7,200	5,544
*	ACI Worldwide, Inc.	121,539	3,157,583
*	Acorn Factor, Inc.	7,000	28,000
*	Actel Corp.	84,335	948,769
*	ActivIdentity Corp.	152,203	751,883
*	Actuate Corp.	201,866	1,431,230
*	Adaptec, Inc.	368,900	1,375,997
*	ADDvantage Technologies Group, Inc.	18,575	146,928
*	Adept Technology, Inc.	2,150	12,943
	Adtran, Inc.	257,726	6,889,016
*	Advanced Analogic Technologies, Inc.	147,709	1,342,675
*	Advanced Energy Industries, Inc.	149,864	2,432,293
* #	Advanced Photonix, Inc.	13,500	24,300
* #	Advent Software, Inc.	89,585	3,589,671
*	Aehr Test Systems	18,819	130,039
*	Aetrium, Inc.	34,318	146,538
	Agilysys, Inc.	80,988	1,381,655
*	Airspan Networks, Inc.	138,200	344,118
*	Allen Organ Co.	800	13,032
	Alliance Semiconductor Corp.	47,150	108,445
*	Allied Motion Technologies, Inc.	2,800	13,188
	American Software, Inc. Class A	78,505	887,892
*	American Technical Ceramics Corp.	21,457	526,555

*	AMIS Holdings, Inc.	299,828	$3,109,216
* #	Amkor Technology, Inc.	373,288	4,300,278
*	Ampex Corp. Class A	5,725	40,361
*	Amtech Systems, Inc.	21,170	233,929
* #	Anadigics, Inc.	196,400	3,232,744
*	Analysts International Corp.	59,486	99,342
*	Anaren, Inc.	55,600	783,404
*	Andrew Corp.	309,714	4,360,773
*	Ansoft Corp.	78,978	2,360,652
*	Answerthink, Inc.	141,833	463,794
*	Ansys, Inc.	156,976	5,200,615
*	APA Enterprises, Inc.	11,200	10,752
*	Apogee Technology, Inc.	5,300	3,868
*	Applied Micro Circuits Corp.	932,138	2,656,593
*	Applix, Inc.	47,800	697,880
*	Aptimus, Inc.	20,501	121,571
*	Ardent Communications, Inc.	12,900	32
* #	Ariba, Inc.	256,921	2,260,905
* #	Arris Group, Inc.	360,500	5,472,390
*	Art Technology Group, Inc.	351,185	1,092,185
*	ASA International, Ltd.	640	2,368
*	Ascendia Brands, Inc.	39,500	27,650
*	Aspen Technology, Inc.	293,789	3,854,512
*	Astea International, Inc.	2,800	11,452
	Astro-Med, Inc.	12,764	133,001
*	Asyst Technologies, Inc.	163,900	962,093
* #	Atari, Inc.	28,958	60,233
*	Atheros Communications	183,396	5,485,374
*	ATMI, Inc.	117,633	3,547,811
*	Authentidate Holding Corp.	98,000	129,360
*	Authorize.Net Holdings, Inc.	93,436	1,700,535
*	Autobytel, Inc.	143,145	465,221
* #	Avanex Corp.	422,395	726,519
	Avici Systems, Inc.	46,843	452,972
* #	Avid Technology, Inc.	132,763	4,093,083
*	Aviza Technology, Inc.	67,330	234,308
*	Avocent Corp.	156,465	4,618,847
*	Aware, Inc.	78,692	375,361
*	Axcelis Technologies, Inc.	338,800	1,595,748
* #	Axesstel, Inc.	57,700	65,778
*	AXS-One, Inc.	81,700	58,824
*	AXT, Inc.	98,190	452,656
* #	Bankrate, Inc.	58,657	2,295,248
*	BearingPoint, Inc.	680,861	3,996,654
	Bel Fuse, Inc. Class A	8,609	306,653
	Bel Fuse, Inc. Class B	30,647	965,381
*	Bell Industries, Inc.	8,500	17,850
*	Bell Microproducts, Inc.	95,471	654,931
*	Benchmark Electronics, Inc.	224,592	5,632,767
*	Bitstream, Inc.	8,000	53,680
	Black Box Corp.	55,600	2,276,820
* #	Blackboard, Inc.	94,364	3,941,584

*	Blonder Tongue Laboratories, Inc.	9,300	$12,462
*	Blue Coat Systems, Inc.	49,686	4,144,309
	Bogen Communications International, Inc.	11,900	67,830
* #	Bookham, Inc.	223,416	580,882
* #	Borland Software Corp.	246,200	1,122,672
*	Bottomline Technologies, Inc.	81,939	1,079,956
	BPO Management Services, Inc.	176	132
* #	Brightpoint, Inc.	160,880	1,874,252
*	Broadcaster, Inc.	600	1,440
* #	BroadVision, Inc.	512,806	1,153,814
*	Brooks Automation, Inc.	252,534	3,573,356
*	BSQUARE Corp.	32,068	172,847
*	Cabot Microelectronics Corp.	79,800	3,329,256
*	CACI International, Inc. Class A	26,100	1,331,622
*	CalAmp Corp.	76,328	288,520
*	California Micro Devices Corp.	77,097	302,991
*	Callidus Software, Inc.	40,496	337,332
*	CallWave, Inc.	64,100	192,300
	CAM Commerce Solutions, Inc.	9,900	391,050
*	Captaris, Inc.	91,728	491,662
*	Carrier Access Corp.	103,489	422,235
*	Cascade Microtech, Inc.	8,310	88,169
#	Cass Information Systems, Inc.	4,405	148,933
*	Catalyst Semiconductor, Inc.	54,740	287,385
*	Catapult Communications Corp.	45,891	321,696
*	C-COR, Inc.	162,900	1,874,979
*	Centillium Communications, Inc.	114,689	169,740
*	CEVA, Inc.	64,067	558,664
*	Checkpoint Systems, Inc.	131,400	3,659,490
*	Cherokee International Corp.	64,269	221,728
*	Chordiant Software, Inc.	109,200	1,631,448
*	Ciber, Inc.	166,712	1,322,026
*	Ciprico, Inc.	11,397	83,540
*	Cirrus Logic, Inc.	292,090	1,989,133
*	Clarus Corp.	32,100	227,910
	CLST Holdings, Inc.	28,318	31,999
* #	CMGI, Inc.	203,210	317,008
* #	CNET Networks, Inc.	619,485	4,534,630
	Cognex Corp.	148,340	2,736,873
*	Coherent, Inc.	104,293	3,138,176
	Cohu, Inc.	74,898	1,482,231
	Comarco, Inc.	18,136	105,552
* #	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	9,460	104,438
*	Computer Horizons Corp.	104,533	72,128
*	Computer Task Group, Inc.	48,900	222,006
*	Comtech Telecommunications Corp.	77,200	3,285,632
*	Concur Technologies, Inc.	121,083	3,242,603
*	Concurrent Computer Corp.	203,200	276,352
* #	Conexant Systems, Inc.	1,042,706	1,167,831
* #	Convera Corp.	125,474	415,319
*	Cosine Communications, Inc.	22,221	66,663

*	C-Phone Corp.	8,700	$50
*	CPI International, Inc.	40,057	775,504
*	Cray, Inc.	54,562	385,208
*	Credence Systems Corp.	332,498	977,544
*	Crossroads Systems, Inc.	21,269	21,056
* #	CSG Systems International, Inc.	150,832	3,487,236
*	CSP, Inc.	8,585	64,044
	CTS Corp.	94,359	1,225,723
*	CVD Equipment Corp.	11,029	68,380
*	Cyberoptics Corp.	29,611	385,239
* #	Cybersource Corp.	117,000	1,426,230
*	Cymer, Inc.	124,486	4,934,625
#	Daktronics, Inc.	131,216	3,608,440
*	Data I/O Corp.	7,300	24,090
*	Datalink Corp.	35,200	168,960
	Dataram Corp.	27,100	101,625
*	DataTRAK International, Inc.	7,500	14,850
*	Datawatch Corp.	4,032	18,708
*	DealerTrack Holdings, Inc.	90,922	3,473,220
*	Delphax Technologies, Inc.	6,200	5,890
*	Digi International, Inc.	81,326	1,150,763
*	Digimarc Corp.	71,265	639,960
* #	Digital Angel Corp.	130,100	197,752
*	Digital River, Inc.	74	3,431
*	Diodes, Inc.	126,058	3,820,818
*	Ditech Networks, Inc.	109,212	560,258
*	Document Sciences Corp.	13,900	143,170
*	Dot Hill Systems Corp.	141,378	438,272
*	DPAC Technologies Corp.	1,261	78
*	DSP Group, Inc.	95,000	1,655,850
*	DTS, Inc.	60,489	1,581,182
*	Dycom Industries, Inc.	135,666	4,006,217
*	Dynamics Research Corp.	27,908	350,524
*	EarthLink, Inc.	413,597	3,151,609
* #	Easylink Services International Corp.	3,900	14,976
* #	Echelon Corp.	131,006	3,666,858
* #	EDGAR Online, Inc.	80,084	212,223
*	Edgewater Technology, Inc.	39,255	344,266
*	EFJ, Inc.	81,894	460,244
*	eFunds Corp.	95,006	3,446,818
*	Elecsys Corp.	5,511	34,719
*	Electro Scientific Industries, Inc.	97,293	2,304,871
*	Electroglas, Inc.	62,300	140,175
*	Electronics for Imaging, Inc.	189,566	4,943,881
*	eLoyalty Corp.	30,389	467,991
* #	EMCORE Corp.	170,050	1,598,470
*	EMS Technologies, Inc.	51,068	1,253,209
*	Emulex Corp.	281,900	5,508,326
*	En Pointe Technologies, Inc.	6,300	18,585
*	Endwave Corp.	38,600	405,300
* #	Entegris, Inc.	434,395	4,100,689
*	Entertainment Distribution Co., Inc.	208,077	272,581

*	Entrust, Inc.	201,589	$443,496
*	Epicor Software Corp.	193,022	2,567,193
*	EPIQ Systems, Inc.	97,449	1,581,597
*	ePlus, Inc.	24,690	179,003
* #	eSpeed, Inc.	99,880	838,992
*	ESS Technology, Inc.	108,500	148,645
* #	Euronet Worldwide, Inc.	125,936	3,410,347
*	Evans & Sutherland Computer Corp.	12,543	25,839
*	Evolving Systems, Inc.	12,000	21,000
*	Exar Corp.	135,938	1,813,426
*	Excel Technology, Inc.	33,172	902,942
*	Extreme Networks, Inc.	397,714	1,376,090
*	Ezenia!, Inc.	200	208
* #	FalconStor Software, Inc.	163,905	1,796,399
*	Faro Technologies, Inc.	48,870	1,965,063
* #	FEI Co.	115,750	3,244,473
* #	Finisar Corp.	1,048,888	3,964,797
*	Firstwave Technologies, Inc.	2,500	3,850
*	Forgent Networks, Inc.	69,300	58,212
*	FormFactor, Inc.	63,556	2,882,900
*	Forrester Research, Inc.	76,587	1,946,076
	Frequency Electronics, Inc.	16,200	159,894
*	FSI International, Inc.	91,700	238,420
*	Gateway, Inc.	815,313	1,500,176
*	Genesis Microchip, Inc.	91,762	730,426
*	Gerber Scientific, Inc.	68,800	703,824
	Gevity HR, Inc.	80,810	930,931
*	Giga-Tronics, Inc.	4,500	10,395
* #	Global e-Point, Inc.	2,908	785
*	Globecomm Systems, Inc.	25,674	355,842
* #	GlobeTel Communications Corp.	236,100	37,776
*	Goldleaf Financial Solutions, Inc.	58,425	213,836
*	Greenfield Online, Inc.	86,600	1,250,504
*	GSE Systems, Inc.	43,196	274,295
*	GTSI Corp.	31,222	329,080
*	Halifax Corp.	1,000	2,500
*	Harmonic, Inc.	264,847	2,640,525
*	Harris Stratex Networks, Inc. Class A	74,603	1,276,457
*	Hauppauge Digital, Inc.	32,457	123,337
#	Heartland Payment Systems, Inc.	125,097	3,725,389
*	HEI, Inc.	23,850	17,649
*	hi/fn, inc.	45,200	368,832
*	Hittite Microwave Corp.	102,236	4,331,739
*	Hutchinson Technology, Inc.	86,800	1,997,268
* #	Hypercom Corp.	187,700	914,099
* #	I.D. Systems, Inc.	34,040	398,608
* #	i2 Technologies, Inc.	71,200	1,130,656
*	iBasis, Inc.	110,687	1,070,343
* #	Ibis Technology Corp.	33,100	37,734
*	iCAD, Inc.	3,500	9,800
*	iGATE Capital Corp.	177,165	1,468,698
*	Ikanos Communications	2,800	16,380

* #	ImageWare Systems, Inc.	45,400	$85,806
*	I-many, Inc.	69,206	172,323
	Imation Corp.	112,801	3,281,381
#	Imergent, Inc.	41,500	786,425
*	Immersion Corp.	84,200	1,262,158
*	Infocrossing, Inc.	73,391	1,362,137
*	InFocus Corp.	123,613	217,559
*	Informatica Corp.	281,457	3,929,140
	InfoSpace, Inc.	104,946	1,470,293
	infoUSA, Inc.	131,505	1,333,461
*	Innodata Isogen, Inc.	77,693	296,787
*	Innovex, Inc.	54,800	67,952
*	InPlay Technologies, Inc.	10,000	16,000
*	Insight Enterprises, Inc.	151,841	3,601,669
*	Insightful Corp.	6,100	12,383
*	InsWeb Corp.	1,633	11,545
#	Integral Systems, Inc.	35,775	865,040
*	Integrated Silicon Solution, Inc.	121,451	752,996
* #	Intelli-Check, Inc.	40,667	168,768
*	Intelligent Systems Corp.	14,381	48,176
*	Intelligroup, Inc.	29,800	65,560
*	Interactive Intelligence, Inc.	55,941	1,093,647
*	Interlink Electronics, Inc.	35,200	51,040
* #	Intermec, Inc.	203,600	4,998,380
* #	Internap Network Services Corp.	160,800	2,256,024
*	Internet Capital Group, Inc.	126,765	1,440,050
*	Interphase Corp.	19,339	183,140
*	Intervoice, Inc.	129,018	1,033,434
*	Interwoven, Inc.	144,823	1,887,044
*	Intest Corp.	27,232	90,138
*	Intevac, Inc.	71,436	1,167,264
*	IntriCon Corp.	15,310	169,176
*	Intrusion, Inc.	4,050	1,539
*	INX, Inc.	11,300	117,520
*	Iomega Corp.	177,295	943,209
* #	iPass, Inc.	92,900	418,050
* #	IPIX Corp.	4,350	109
*	Island Pacific, Inc.	53,700	4,028
*	Iteris, Inc.	49,630	109,186
* #	Itron, Inc.	47,800	4,058,220
*	Ixia	204,128	1,857,565
*	IXYS Corp.	109,724	1,119,185
*	j2 Global Communications, Inc.	163,364	5,554,376
*	Jaco Electronics, Inc.	6,475	13,081
*	JDA Software Group, Inc.	82,812	1,718,349
*	JMAR Industries, Inc.	22,700	2,497
*	Jupitermedia Corp.	111,469	684,420
	Keithley Instruments, Inc.	45,170	451,700
*	Kemet Corp.	222,423	1,534,719
*	Key Tronic Corp.	30,077	134,444
*	Keynote Systems, Inc.	36,900	509,220
*	Kintera, Inc.	45,236	81,425

*	Komag, Inc.	100,909	$3,243,215
*	Kopin Corp.	222,236	815,606
* #	Kulicke & Soffa Industries, Inc.	191,934	1,639,116
*	KVH Industries, Inc.	45,028	432,719
* #	L-1 Identity Solutions, Inc.	236,439	3,889,422
*	Lantronix, Inc.	14,300	19,162
* #	LaserCard Corp.	39,524	444,250
*	Lattice Semiconductor Corp.	382,951	1,910,925
*	Lawson Software, Inc.	608,706	5,971,406
* #	LeCroy Corp.	39,213	292,921
*	LightPath Technologies, Inc.	1,850	7,826
*	Lionbridge Technologies, Inc.	181,846	745,569
*	Littlefuse, Inc.	76,813	2,565,554
*	Logic Devices, Inc.	6,400	13,312
*	LogicVision, Inc.	51,141	40,913
*	Logility, Inc.	40,457	402,952
*	LoJack Corp.	60,700	1,155,728
*	LookSmart, Ltd.	74,172	194,331
*	Loral Space & Communications, Inc.	66,943	2,683,075
*	LTX Corp.	207,296	845,768
* #	Lumera Corp.	66,184	225,026
*	Macrovision Corp.	168,893	4,007,831
*	Magma Design Automation, Inc.	128,183	1,761,234
*	Mai Systems Corp. Escrow Shares	3	—
*	Management Network Group, Inc.	69,600	163,560
*	Manatron, Inc.	1,102	9,698
*	Manhattan Associates, Inc.	91,594	2,645,235
*	ManTech International Corp. Class A	64,400	2,302,944
#	Marchex, Inc. Class B	98,043	894,152
*	Mastec, Inc.	212,350	3,138,533
*	Mattson Technology, Inc.	175,745	1,850,595
	Maximus, Inc.	72,400	3,097,272
* #	Maxwell Technologies, Inc.	53,379	658,697
* #	MDI, Inc.	13,600	12,104
*	Measurement Specialties, Inc.	12,300	296,799
* #	Mechanical Technology, Inc.	88,120	102,219
*	MedQuist, Inc.	61,500	608,850
*	Mentor Graphics Corp.	283,486	3,957,465
*	Mercury Computer Systems, Inc.	71,400	816,816
*	Merix Corp.	62,013	365,257
	Mesa Laboratories, Inc.	9,327	205,381
	Methode Electronics, Inc.	122,020	1,761,969
	Micrel, Inc.	253,673	2,777,719
* #	Microsemi Corp.	237,102	6,012,907
*	MicroStrategy, Inc.	31,800	2,201,832
*	Microtune, Inc.	179,447	1,067,710
* #	Midway Games, Inc.	283,100	1,531,571
* #	Mindspeed Technologies, Inc.	355,070	603,619
* #	MIPS Technologies, Inc.	148,600	1,162,052
*	MIVA, Inc.	108,500	488,250
*	MKS Instruments, Inc.	190,507	4,198,774
* #	Mobility Electronics, Inc.	102,830	375,330

	Mocon, Inc.	18,700	$210,562
*	Moldflow Corp.	37,712	623,002
*	Monolithic Power Systems	104,019	2,130,309
*	MoSys, Inc.	102,560	671,768
*	Motive, Inc.	25,500	61,200
*	MPS Group, Inc.	327,000	4,499,520
* #	MRV Communications, Inc.	419,681	1,057,596
*	MSC. Software Corp.	146,706	1,855,831
*	MTI Technology Corp.	800	112
*	MTM Technologies, Inc.	4,800	5,328
	MTS Systems Corp.	60,887	2,564,560
* #	Multi-Fineline Electronix, Inc.	76,872	975,506
*	Nanometrics, Inc.	36,494	276,989
* #	Napco Security Systems, Inc.	65,060	400,119
*	Napster, Inc.	3,129	9,481
* #	NeoMagic Corp.	43,418	172,804
*	NEON Communications Group, Inc.	124,753	598,814
*	Neonode, Inc.	680	3,210
*	Neoware Systems, Inc.	64,600	1,036,184
*	Net Perceptions, Inc.	22,200	46,620
*	NETGEAR, Inc.	114,493	3,212,674
* #	Netlogic Microsystems, Inc.	68,378	2,005,527
*	NetManage, Inc.	29,679	122,277
*	NetScout Systems, Inc.	105,550	981,615
*	Network Engines, Inc.	123,298	215,772
*	Network Equipment Technologies, Inc.	84,300	898,638
*	Newport Corp.	132,918	1,835,598
	NIC, Inc.	208,065	1,404,439
* #	NMS Communications Corp.	149,300	216,485
*	Novatel Wireless, Inc.	101,002	2,306,886
*	Nu Horizons Electronics Corp.	43,207	400,961
*	NumereX Corp. Class A	19,932	163,442
*	NYFIX, Inc.	77,014	426,658
	O.I. Corp.	3,540	45,985
* #	OmniVision Technologies, Inc.	154,400	3,222,328
*	Omtool, Ltd.	3,470	6,593
* #	On2 Technologies, Inc.	270,900	403,641
*	Online Resources Corp.	84,270	1,075,285
*	Onvia, Inc.	9,586	79,564
*	OpenTV Corp.	38,046	49,840
	Openwave Systems, Inc.	301,852	1,364,371
*	Oplink Communications, Inc.	68,500	892,555
*	OPNET Technologies, Inc.	70,111	715,833
*	Opsware, Inc.	318,392	4,508,431
	OPTi, Inc.	11,000	49,940
*	Optical Cable Corp.	14,700	68,796
*	Optical Communication Products, Inc.	134,150	215,982
*	OSI Systems, Inc.	50,800	1,265,428
*	Overland Storage, Inc.	40,351	83,123
*	OYO Geospace Corp.	19,511	1,474,641
* #	Packeteer, Inc.	114,148	841,271
* #	Palm, Inc.	271,471	4,074,780

*	PAR Technology Corp.	33,669	$277,096
* #	Parametric Technology Corp.	18,482	325,468
	Park Electrochemical Corp.	65,450	1,934,702
* #	Parkervision, Inc.	80,486	1,070,464
*	Path 1 Network Technologies, Inc.	17,300	69
*	PC Connection, Inc.	86,850	1,116,891
*	PC-Tel, Inc.	72,300	560,325
* #	PDF Solutions, Inc.	90,213	880,479
*	Peerless Systems Corp.	23,200	54,520
	Pegasystems, Inc.	114,667	1,362,244
*	Perceptron, Inc.	21,668	267,600
* #	Perficient, Inc.	87,937	2,050,691
*	Performance Technologies, Inc.	37,000	177,600
*	Pericom Semiconductor Corp.	79,236	912,799
*	Pervasive Software, Inc.	70,339	327,076
*	Pfsweb, Inc.	34,442	49,941
*	Phoenix Technologies, Ltd.	77,336	845,282
*	Photon Dynamics, Inc.	53,600	445,952
*	Photronics, Inc.	135,326	1,567,075
*	Pinnacle Data Systems, Inc.	4,400	7,524
*	Pixelworks, Inc.	48,600	53,460
*	Planar Systems, Inc.	47,100	297,201
*	PlanetOut, Inc.	34,100	45,353
#	Plantronics, Inc.	177,500	5,041,000
*	PLATO Learning, Inc.	71,566	230,443
*	Plexus Corp.	130,161	3,093,927
*	PLX Technology, Inc.	92,738	1,003,425
*	PMC-Sierra, Inc.	688,619	5,288,594
*	Porta Systems Corp.	300	42
*	Power Integrations, Inc.	84,100	2,353,959
*	Powerwave Technologies, Inc.	331,994	2,274,159
* #	Presstek, Inc.	117,598	743,219
	Printronix, Inc.	6,600	90,948
*	Progress Software Corp.	132,100	4,031,692
* #	Proxim Corp.	6,626	53
	QAD, Inc.	104,659	851,924
#	Quality Systems, Inc.	87,418	3,221,353
*	Qualstar Corp.	5,300	20,140
*	Quantum Corp.	634,800	2,037,708
*	Quest Software, Inc.	328,830	4,787,765
*	QuickLogic Corp.	93,400	322,230
* #	Quokka Sports, Inc.	1,128	31
*	Radiant Systems, Inc.	100,234	1,508,522
*	RadiSys Corp.	71,662	783,266
*	Radyne Corp.	29,400	309,582
*	RAE Systems, Inc.	185,700	490,248
*	Ramtron International Corp.	82,400	240,608
*	RealNetworks, Inc.	460,019	2,865,918
*	Relm Wireless Corp.	41,800	210,254
	REMEC, Inc.	69,545	117,531
#	Renaissance Learning, Inc.	91,615	1,045,327
* #	Research Frontiers, Inc.	4,700	55,037

* #	RF Micro Devices, Inc.	606,055	$3,606,027
*	RF Monolithics, Inc.	25,000	121,750
	Richardson Electronics, Ltd.	43,825	316,855
* #	RightNow Technologies, Inc.	106,508	1,560,342
*	Rimage Corp.	32,040	805,486
*	Rofin-Sinar Technologies, Inc.	50,077	3,488,865
* #	Rogers Corp.	53,300	2,195,427
*	Rudolph Technologies, Inc.	94,194	1,208,509
*	S1 Corp.	216,006	1,684,847
* #	Saba Software, Inc.	92,636	426,126
*	Safeguard Scientifics, Inc.	391,100	840,865
*	Sanmina-SCI Corp.	367,458	841,479
*	Sapient Corp.	403,707	2,599,873
* #	SatCon Technology Corp.	109,500	112,785
*	ScanSource, Inc.	78,200	2,166,140
*	Schmitt Industries, Inc.	2,366	18,431
*	Scientific Learning Corp.	6,797	41,394
*	SCM Microsystems, Inc.	50,472	144,855
*	Seachange International, Inc.	91,800	668,304
* #	Secure Computing Corp.	216,642	1,945,445
*	Selectica, Inc.	74,960	132,679
* #	Semitool, Inc.	103,560	1,001,425
*	Semtech Corp.	234,157	4,177,361
*	SI International, Inc.	39,243	1,209,469
* #	Sigma Designs, Inc.	73,800	3,122,478
*	Sigmatel, Inc.	93,110	251,397
*	Sigmatron International, Inc.	2,200	19,954
*	Silicon Image, Inc.	259,805	1,501,673
*	Silicon Laboratories, Inc.	72,776	2,686,890
*	Silicon Storage Technology, Inc.	335,500	1,046,760
* #	Simulations Plus, Inc.	20,439	272,861
*	Sirenza Microdevices, Inc.	166,736	2,607,751
*	Skyworks Solutions, Inc.	517,793	4,085,387
*	SM&A	58,800	371,028
* #	Smith Micro Software, Inc.	96,009	1,583,188
* #	Sonic Foundry, Inc.	114,300	241,745
*	Sonic Solutions, Inc.	84,200	639,920
*	SonicWALL, Inc.	201,600	1,729,728
*	Sonus Networks, Inc.	768,243	4,440,445
* #	SourceForge, Inc.	225,600	577,536
*	Spectrum Control, Inc.	42,545	618,179
*	SPSS, Inc.	63,842	2,601,562
*	SRA International, Inc.	135,200	3,813,992
*	SRS Labs, Inc.	54,268	401,583
*	Staktek Holdings, Inc.	147,095	417,750
*	Standard Microsystems Corp.	73,217	2,634,348
	StarTek, Inc.	44,800	462,784
* #	STEC, Inc.	161,215	1,213,949
*	SteelCloud, Inc.	11,500	12,995
* #	Stratasys, Inc.	65,200	1,639,780
*	SumTotal Systems, Inc.	87,717	538,582
* #	Sunair Electronics, Inc.	7,700	23,254

*	Sunrise Telecom, Inc.	18,500	$43,475
*	Suntron Corp.	5,165	5,630
* #	Supertex, Inc.	43,100	1,545,566
*	SupportSoft, Inc.	147,291	793,898
*	Sycamore Networks, Inc.	899,288	3,552,188
*	Sykes Enterprises, Inc.	131,587	2,169,870
*	Symmetricom, Inc.	160,867	802,726
*	Synaptics, Inc.	84,420	3,655,386
*	SYNNEX Corp.	93,300	1,858,536
*	Synplicity, Inc.	85,801	560,281
	Syntel, Inc.	133,082	4,600,645
	Taitron Components, Inc.	4,900	9,506
* #	Take-Two Interactive Software, Inc.	240,701	3,846,402
*	Technical Communications Corp.	400	1,720
	Technitrol, Inc.	132,000	3,630,000
*	Technology Solutions Co.	1,500	6,900
*	TechTeam Global, Inc.	28,852	343,050
*	Tekelec	224,012	2,755,348
* #	TeleCommunication Systems, Inc.	114,099	466,665
* #	Telkonet, Inc.	188,100	282,150
*	Telular Corp.	58,575	328,020
* #	Terremark Worldwide, Inc.	180,745	1,221,836
*	Tessco Technologies, Inc.	19,103	291,512
*	Tessera Technologies, Inc.	137,045	5,019,958
* #	The Knot, Inc.	9,400	196,930
	TheStreet.com, Inc.	90,425	924,144
*	Think Partnership, Inc.	224,259	331,903
*	ThinkEngine Networks, Inc.	7,700	15,785
*	TIBCO Software, Inc.	111,719	883,697
*	Tier Technologies, Inc. Class B	55,400	554,000
*	TII Network Technologies, Inc.	10,660	23,559
	TNS, Inc.	71,000	1,060,030
*	Tollgrade Communications, Inc.	44,213	450,088
* #	Track Data Corp.	21,535	60,298
*	Transact Technologies, Inc.	30,650	198,919
*	Transcat, Inc.	5,900	40,120
*	Transmeta Corp.	3,205	26,634
* #	Transwitch Corp.	204,023	320,316
* #	Travelzoo, Inc.	49,400	951,938
*	Trident Microsystems, Inc.	184,960	2,724,461
#	Trio-Tech International	8,469	149,478
*	Triquint Semiconductor, Inc.	450,419	1,986,348
	Troy Group, Inc.	13,200	51,414
	TSR, Inc.	7,088	29,061
*	TTM Technologies, Inc.	124,300	1,451,824
*	Tumbleweed Communications Corp.	168,095	374,852
*	Tyler Technologies, Inc.	129,800	1,924,934
*	Ulticom, Inc.	127,630	1,033,165
*	Ultimate Software Group, Inc.	81,399	2,533,951
*	Ultra Clean Holdings, Inc.	48,775	728,699
*	Ultratech, Inc.	74,899	1,073,303
*	Unica Corp.	47,620	486,676

	United Online, Inc.	214,703	$3,085,282
* #	Universal Display Corp.	105,248	1,553,460
*	USDATA Corp.	2,820	106
* #	UTStarcom, Inc.	376,757	1,145,341
* #	Veeco Instruments, Inc.	100,900	1,775,840
* #	VendingData Corp.	98,100	282,528
*	Verilink Corp.	53,158	213
*	Verint Systems, Inc.	97,994	2,415,552
* #	Vertical Communications, Inc.	1,200	1,500
*	Viasat, Inc.	93,791	2,862,501
*	Vicon Industries, Inc.	15,100	206,870
*	Video Display Corp.	9,050	71,043
*	Viewpoint Corp.	132,416	112,554
*	Vignette Corp.	98,527	1,922,262
*	Virage Logic Corp.	72,227	490,421
*	Visual Sciences, Inc.	63,500	1,170,305
*	Vitech America, Inc.	1,380	7
* #	Vitesse Semiconductor, Inc.	608,553	632,895
*	Vocus, Inc.	39,500	987,500
*	Vyyo, Inc.	59,599	346,270
	Wayside Technology Group, Inc.	5,100	73,440
*	Web.com, Inc.	54,408	322,095
*	Websense, Inc.	145,172	2,986,188
* #	Website Pros, Inc.	22,045	192,673
*	Westell Technologies, Inc.	173,419	355,509
*	White Electronics Designs Corp.	77,393	415,600
*	Wind River Systems, Inc.	269,583	2,844,101
*	Winland Electronics, Inc.	5,100	12,393
*	Wireless Telecom Group, Inc.	71,750	177,940
*	Wireless Xcessories Group, Inc.	9,500	22,420
*	WJ Communications, Inc.	186,828	287,715
* #	WorldGate Communications, Inc.	6,400	2,945
*	Wright Express Corp.	90,810	3,349,981
	X-Rite, Inc.	94,063	1,345,101
*	Zhone Technologies, Inc.	392,317	482,550
*	ZILOG, Inc.	54,368	204,424
* #	Zix Corp.	118,993	207,048
*	Zones, Inc.	12,900	128,742
*	Zoran Corp.	160,135	2,765,531
*	Zygo Corp.	59,780	768,173
Total Information Technology			697,421,837

Materials — (4.0%)
	A. Schulman, Inc.	86,055	1,853,625
	A.M. Castle & Co.	62,237	1,812,964
*	AEP Industries, Inc.	25,510	944,380
#	AMCOL International Corp.	100,175	3,226,637
*	American Pacific Corp.	10,882	169,215
#	American Vanguard Corp.	87,289	1,366,946
	Arch Chemicals, Inc.	81,642	3,536,731
*	Atlantis Plastics, Inc.	4,300	8,514
	Balchem Corp.	54,837	1,126,352

#	Bowater, Inc.	176,613	$2,974,163
*	Brush Engineered Materials, Inc.	67,923	3,280,681
*	Buckeye Technologies, Inc.	122,483	1,907,060
#	Calgon Carbon Corp.	133,400	1,780,890
*	Canyon Resources Corp.	59,500	21,414
*	Caraustar Industries, Inc.	91,335	338,853
* #	Century Aluminum Co.	108,590	5,340,456
	Chesapeake Corp.	60,102	589,000
* #	Coeur d’Alene Mines Corp.	900,500	3,079,710
	Compass Minerals International, Inc.	107,200	3,652,304
*	Constar International, Inc.	41,802	233,255
*	Continental Materials Corp.	300	8,310
*	Core Molding Technologies, Inc.	34,384	236,906
	Deltic Timber Corp.	41,501	2,373,857
*	Detrex Corp.	500	4,688
#	Empire Resources, Inc.	32,513	219,463
	Ferro Corp.	144,030	2,818,667
	Flamemaster Corp.	189	1,134
* #	Flotek Industries, Inc.	60,072	2,268,919
	Friedman Industries, Inc.	22,381	185,091
#	Georgia Gulf Corp.	104,100	1,558,377
	Gibraltar Industries, Inc.	96,704	1,932,146
	Glatfelter Co.	112,900	1,666,404
*	Graphic Packaging Corp.	667,100	3,175,396
	H.B. Fuller Co.	198,918	5,352,883
	Hawkins, Inc.	35,150	506,863
* #	Headwaters, Inc.	132,400	2,187,248
*	Hecla Mining Co.	400,800	3,006,000
*	Hercules, Inc.	230,100	4,790,682
*	ICO, Inc.	82,142	942,990
* #	Idaho General Mines, Inc.	129,610	845,057
*	Impreso, Inc.	5,200	12,480
#	Innophos Holdings, Inc.	17,400	256,302
#	Kaiser Aluminum Corp.	66,421	4,511,314
#	KMG Chemicals, Inc.	20,265	475,214
	Koppers Holdings, Inc.	11,300	415,049
#	Kronos Worldwide, Inc.	20,322	416,398
*	Landec Corp.	85,390	1,152,765
* #	Liquidmetal Technologies, Inc.	68,495	54,796
	Louisiana-Pacific Corp.	6,100	114,253
* #	LSB Industries, Inc.	47,200	1,039,344
*	Material Sciences Corp.	47,330	515,424
*	Maxxam, Inc.	10,590	295,991
	Metal Management, Inc.	87,800	4,118,698
	Minerals Technologies, Inc.	61,400	4,046,874
* #	Mines Management, Inc.	41,800	125,818
*	Mod-Pac Corp.	7,627	74,973
	Myers Industries, Inc.	111,296	2,370,605
* #	Nanophase Technologies Corp.	61,398	365,318
	Nevada Chemicals, Inc.	7,462	71,337
	NewMarket Corp.	52,500	2,452,275
#	NL Industries, Inc.	150,690	1,574,711

	NN, Inc.	55,375	$568,701
*	Northern Technologies International Corp.	6,025	61,154
*	Northwest Pipe Co.	28,664	1,068,594
	Olin Corp.	245,752	5,268,923
	Olympic Steel, Inc.	26,000	635,180
*	OM Group, Inc.	95,100	4,697,940
*	OMNOVA Solutions, Inc.	140,394	829,729
	Penford Corp.	28,200	995,460
*	Pioneer Companies, Inc.	38,200	1,337,382
*	PolyOne Corp.	278,300	2,234,749
#	Pope & Talbot, Inc.	52,800	13,200
	Quaker Chemical Corp.	33,520	737,440
	Quanex Corp.	123,675	5,356,364
*	Rock of Ages Corp.	4,400	27,764
	Rock-Tenn Co. Class A	129,800	3,762,902
#	Royal Gold, Inc.	91,335	2,535,460
*	RTI International Metals, Inc.	67,000	4,671,240
	Ryerson, Inc.	85,800	2,860,572
	Schnitzer Steel Industries, Inc. Class A	74,051	4,326,800
	Schweitzer-Maudoit International, Inc.	50,500	1,150,895
	Sensient Technologies Corp.	151,600	4,106,844
	Silgan Holdings, Inc.	113,826	5,815,370
	Spartech Corp.	101,300	2,194,158
	Stepan Co.	28,900	867,578
* #	Stillwater Mining Co.	296,700	2,786,013
* #	Symyx Technologies, Inc.	96,000	859,200
#	Synalloy Corp.	12,636	253,225
*	Terra Industries, Inc.	295,778	7,681,355
	Texas Industries, Inc.	72,400	5,337,328
	Tronox, Inc. Class A	43,500	447,180
	Tronox, Inc. Class B	14,500	146,160
*	U.S. Aggregates, Inc.	1,600	4
*	U.S. Concrete, Inc.	126,800	1,008,060
#	U.S. Energy Corp.	11,100	51,060
* #	U.S. Gold Corp.	147,300	877,908
*	UFP Technologies, Inc.	3,700	18,759
*	United States Lime & Minerals, Inc.	10,096	349,019
* #	Universal Stainless & Alloy Products, Inc.	20,855	676,119
	Vulcan International Corp.	700	39,900
	Wausau Paper Corp.	164,326	1,845,381
*	Webco Industries, Inc.	600	56,100
#	Wellman, Inc.	102,800	226,160
*	Williams Industries, Inc.	1,200	2,580
	Worthington Industries, Inc.	193,529	4,095,074
*	Zoltek Companies, Inc.	87,500	3,612,875
Total Materials			182,278,029

Other — (0.0%)
*	Big 4 Ranch, Inc.	3,200	—
*	Breed Technologies, Inc.	36,100	108
*	DLB Oil & Gas, Inc.	1,300	—
*	ePresence, Inc. Escrow Shares	25,100	753

* #	EquiMed, Inc.	2,250	$—
*	iGo Escrow Shares	4,100	—
*	ioWorldMedia, Inc.	1,655	91
*	Noel Group, Inc.	8,000	140
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
Total Other			3,156

Real Estate Investment Trusts — (0.1%)
#	Potlatch Corp.	68,837	3,100,418

Telecommunication Services — (1.1%)
	Alaska Communications Systems Group, Inc.	141,281	1,929,898
*	Arbinet-thexchange, Inc.	44,100	229,761
* #	Cbeyond, Inc.	66,988	2,603,154
*	Centennial Communications Corp.	353,852	3,326,209
*	Cincinnati Bell, Inc.	825,800	4,029,904
*	Cogent Communications Group, Inc.	163,489	4,082,320
	Consolidated Communications Holdings, Inc.	86,775	1,612,280
*	Covista Communications, Inc.	2,900	2,842
	CT Communications, Inc.	67,260	2,118,690
	D&E Communications, Inc.	47,574	676,978
*	Dobson Communications Corp.	506,246	6,393,887
*	Eschelon Telecom, Inc.	34,489	1,034,670
#	FairPoint Communications, Inc.	81,400	1,361,822
* #	FiberTower Corp.	285,994	1,075,337
*	General Communications, Inc. Class A	168,281	2,128,755
*	GoAmerica, Inc.	56	291
	Hickory Tech Corp.	43,845	413,897
	IDT Corp.	42,178	348,812
	IDT Corp. Class B	218,100	1,962,900
#	Iowa Telecommunications Services, Inc.	74,100	1,371,591
*	LCC International, Inc. Class A	72,575	263,447
* #	Level 3 Communications, Inc.	309,411	1,618,220
*	Metro One Telecommunications, Inc.	5,337	10,514
* #	Network Plus Corp.	14,500	24
#	North Pittsburgh Systems, Inc.	45,606	1,053,043
*	Pac-West Telecomm, Inc.	20,500	103
* #	PAETEC Holding Corp.	293,567	3,502,254
*	Point.360	12,784	33,111
*	Premiere Global Services, Inc.	229,737	3,004,960
*	Price Communications Liquidation Trust	159,870	21,835
* #	Primus Telecommunications Group, Inc.	38,596	27,789
*	Rural Cellular Corp. Class A	47,986	2,061,479
*	Shared Technologies Cellular, Inc.	9,900	15
	Shenandoah Telecommunications Co.	600	12,324
* #	SunCom Wireless Holdings, Inc.	17,930	358,600
	SureWest Communications	45,112	1,308,699
*	Syniverse Holdings, Inc.	6,400	90,432
	USA Mobility, Inc.	40,300	743,535
	Verizon Communications, Inc.	16,152	676,446
	Warwick Valley Telephone Co.	300	4,068

*	Wireless Facilities, Inc.	197,404	$501,406
*	Xeta Corp.	15,800	50,086
Total Telecommunication Services			52,046,388

Utilities — (2.1%)
	ALLETE, Inc.	101,666	4,281,155
*	AMEN Properties, Inc.	1,975	11,811
#	American States Water Co.	56,931	2,223,725
*	Aquila, Inc.	1,062,800	4,229,944
	Artesian Resources Corp. Class A	6,222	120,085
	Avista Corp.	175,750	3,439,428
	BIW, Ltd.	800	18,168
#	Black Hills Corp.	125,658	5,175,853
* #	Cadiz, Inc.	5,146	102,560
#	California Water Service Group	68,900	2,668,497
#	Central Vermont Public Service Corp.	34,900	1,259,890
	CH Energy Group, Inc.	52,600	2,486,402
	Chesapeake Utilities Corp.	22,410	708,380
	Cleco Corp.	190,087	4,379,604
	Connecticut Water Services, Inc.	27,471	645,569
	Delta Natural Gas Co., Inc.	7,020	174,166
*	El Paso Electric Co.	153,600	3,428,352
#	Empire District Electric Co.	101,300	2,322,809
	Energy West, Inc.	3,800	56,240
#	EnergySouth, Inc.	26,018	1,253,807
*	Environmental Power Corp.	32,253	166,103
	Florida Public Utilities Co.	5,749	67,838
	IDACORP, Inc.	134,900	4,380,203
	ITC Holdings Corp.	102,028	4,538,205
	Laclede Group, Inc.	71,900	2,346,816
*	Maine & Maritimes Corp.	1,600	49,600
#	MGE Energy, Inc.	70,027	2,306,689
	Middlesex Water Co.	42,308	793,275
#	New Jersey Resources Corp.	90,700	4,442,486
	Northwest Natural Gas Co.	91,000	4,227,860
#	NorthWestern Corp.	57,499	1,543,273
#	Ormat Technologies, Inc.	78,600	3,383,730
#	Otter Tail Corp.	98,560	3,597,440
#	Piedmont Natural Gas Co.	1,500	39,600
#	Portland General Electric Co.	143,800	3,823,642
	RGC Resources, Inc.	3,464	91,865
	SEMCO Energy, Inc.	107,700	819,597
#	SJW Corp.	59,250	2,032,868
	South Jersey Industries, Inc.	95,028	3,222,399
	Southern Union Co.	1	22
	Southwest Gas Corp.	136,000	3,945,360
#	Southwest Water Co.	77,417	1,082,290
	UIL Holdings Corp.	78,666	2,437,859
	Unisource Energy Corp.	113,885	3,373,274
	Unitil Corp.	6,900	217,695
	WGL Holdings, Inc.	159,172	5,235,167
	York Water Co.	5,069	87,339
Total Utilities			97,238,940

TOTAL COMMON STOCKS			3,741,266,243

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	215	$—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	55
*	CSF Holding, Inc. Litigation Rights	3,250	—
*	Del Global Technologies Corp. Warrants 03/28/08	971	1,675
*	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	—
*	Mossimo, Inc. Contingent Rights	16,100	—
*	Optical Cable Corp. Warrants 10/24/07	2,823	—
*	Tengasco, Inc. Warrants 09/12/08	683	—

TOTAL RIGHTS/WARRANTS			1,730

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $16,460,000 FNMA 5.50%, 02/01/37, valued at $15,722,034) to be repurchased at $15,496,931	$15,488	15,488,000

SECURITIES LENDING COLLATERAL — (18.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.39%, 09/04/07 (Collateralized by $907,675,566 FHLB 4.847(y), 11/23/07 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 10/01/20 to 09/01/37, valued at $834,243,995) to be repurchased at $810,066,999	809,946	809,945,626
@ Repurchase Agreement, Morgan Stanley 5.35%, 09/04/07 (Collateralized by $63,844,380 FHLMC 4.500%, 09/01/35 & FNMA 5.500%, 05/01/19 & 6.100%, 08/01/37, valued at $51,301,433) to be repurchased at $49,595,804	49,588	49,588,435

TOTAL SECURITIES LENDING COLLATERAL		859,534,061

TOTAL INVESTMENTS - (100.0%) (Cost $4,195,482,839)##		$4,616,290,034

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.4%)
COMMON STOCKS — (4.4%)
#	ABC Learning Centres, Ltd.	81,727	$458,822
	Amcor, Ltd.	1,120,122	7,002,062
	Amcor, Ltd. Sponsored ADR	77,103	1,906,904
	Ansell, Ltd.	200,167	2,147,491
	APN News & Media, Ltd.	509,371	2,294,287
	Australand Property Group	1,180,763	2,299,131
	Australia & New Zealand Banking Group, Ltd.	1,373,998	32,652,022
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	33,432	3,942,439
	AWB, Ltd.	406,278	984,000
	AXA Asia Pacific Holdings, Ltd.	2,837,724	17,526,085
#	Bendigo Bank, Ltd.	152,448	1,880,966
	BlueScope Steel, Ltd.	1,599,574	13,925,121
#	Boral, Ltd.	1,113,412	7,179,432
	Brickworks, Ltd.	78,415	849,793
	Caltex Australia, Ltd.	265,507	5,237,523
	Challenger Financial Services Group, Ltd.	89,502	396,456
	Commonwealth Bank of Australia	1,961,135	88,521,794
#	CSR, Ltd.	1,514,337	4,161,044
#	Downer EDI, Ltd.	439,016	2,326,805
#	Fairfax Media, Ltd.	2,065,361	7,847,471
	Foster’s Group, Ltd.	4,250,544	21,963,340
	Futuris Corp., Ltd.	539,719	1,079,947
#	Goodman Fielder, Ltd.	1,645,429	3,501,532
#	Iluka Resources, Ltd.	192,645	873,570
#	Insurance Australia Group, Ltd.	2,372,838	9,778,125
	Lend Lease Corp., Ltd.	605,974	9,528,741
	Mirvac, Ltd.	1,382,607	6,082,903
#	Multiplex Group	103,559	423,369
	National Australia Bank, Ltd.	2,657,277	87,052,295
	National Australia Bank, Ltd. Sponsored ADR	3,700	601,124
#	Nufarm, Ltd.	52,021	596,004
	Oil Search, Ltd.	1,264,103	3,792,575
#	Onesteel, Ltd.	835,745	4,142,440
	Orica, Ltd.	1	23
	Origin Energy, Ltd.	1,626,462	13,260,449
	Paperlinx, Ltd.	746,071	2,063,748
	Publishing and Broadcasting, Ltd.	190,851	2,796,989
#	Qantas Airways, Ltd.	1,646,339	7,522,006
	Santos, Ltd.	1,070,468	11,659,470
#	Seven Network, Ltd.	136,508	1,314,299
	Sims Group, Ltd.	136,999	3,131,699

	Suncorp-Metway, Ltd.	1,380,785	$22,722,790
#	Symbion Health, Ltd.	1,381,525	4,700,515
	TABCORP Holdings, Ltd.	1,214,296	15,203,604
*	Tower Australia Group, Ltd.	33,918	60,382
#	Virgin Blue Holdings, Ltd.	228,228	391,472
	Washington H. Soul Pattinson & Co., Ltd.	113,801	875,363
	Zinifex, Ltd.	110,268	1,513,930

TOTAL — AUSTRALIA			440,172,352

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Erste Bank der Oesterreichischen Sparkassen AG	21,886	1,589,193
	OMV AG	293,342	18,176,952
	Voestalpine AG	108,211	8,852,004
	Wienerberger AG	221,811	15,834,846

TOTAL — AUSTRIA			44,452,995

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
	Ackermans & Van Haaren SA	29,381	2,878,858
	Agfa Gevaert NV	53,361	1,115,401
	Banque Nationale de Belgique	1,047	4,837,633
	Bekaert SA	2,787	367,197
*	Cumerio NV SA- Strip	2,009	28
	Delhaize Group	231,485	22,706,597
	Delhaize Group Sponsored ADR	52,900	5,181,555
	Dexia SA	1,401,717	38,655,374
	D’Ieteren NV SA	431	171,537
#	Fortis	179,701	6,590,843
	InBev NV	45,465	3,733,294
	KBC Groep NV	77,882	9,773,985
TOTAL — COMMON STOCKS			96,012,302

RIGHTS/WARRANTS — (0.0%)
*	Umicore Contingent Preferred Rights	2,009	191

TOTAL — BELGIUM			96,012,493

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
# *	Abitibi-Consolidated, Inc.	491,000	962,472
	AGF Management, Ltd. Class B	68,266	2,265,190
#	Alcan, Inc.	856,137	84,357,060
	Astral Media, Inc. Class A	44,538	1,784,894
#	Bank of Montreal	279,600	17,212,875
	Barrick Gold Corp.	1,914,820	62,304,181
#	BCE, Inc.	589,125	22,555,231
#	Biovail Corp.	212,600	3,730,566
#	Canadian Pacific Railway, Ltd.	263,700	18,566,378
#	Canadian Tire Corp. Class A	58,200	4,277,369
	Canadian Utilities, Ltd. Class A	1,600	73,318
*	Canfor Corp.	105,200	1,241,280
*	CanWest Global Communications Corp.	93,800	700,835

*	Celestica, Inc.	292,800	$1,744,046
*	CGI Group, Inc.	515,500	5,696,861
#	Corus Entertainment, Inc. Class B	58,800	2,712,261
*	Domtar Corp.	312,700	2,499,231
	E-L Financial Corp., Ltd.	600	349,466
	Empire Co., Ltd. Class A	72,700	3,415,385
	EnCana Corp.	1,459,886	85,560,932
#	Fairfax Financial Holdings, Inc.	48,400	10,037,500
#	Fortis, Inc.	57,600	1,448,182
	George Weston, Ltd.	138,400	9,383,939
	Gerdau Ameristeel Corp.	189,600	2,188,659
	Goldcorp, Inc.	156,200	3,684,604
	IAMGOLD Corp.	299,300	1,983,996
	Industrial Alliance Insurance & Financial Services, Inc.	125,900	4,677,137
	ING Canada, Inc.	132,500	5,661,364
	Jean Coutu Group PJC, Inc. Class A	249,200	3,664,845
	Kingsway Financial Services, Inc.	29,400	535,381
*	Kinross Gold Corp.	144,700	1,770,383
#	Loblaw Companies, Ltd.	34,600	1,478,691
*	Lundin Mining Corp.	409,800	4,691,744
#	Magna International, Inc. Class A	281,168	25,158,678
#	Manitoba Telecom Services, Inc.	40,500	1,890,767
#	Manulife Financial Corp.	1,031,100	40,091,824
	MDS, Inc.	351,364	6,874,224
	Metro, Inc. Class A	12,100	398,521
#	Mi Developments, Inc.	69,600	2,208,614
#	National Bank of Canada	262,300	13,641,587
	New Maple Leaf Foods, Inc.	87,700	1,278,958
	Northbridge Financial Corp.	22,000	714,583
	Onex Corp.	186,800	6,101,072
	Petro-Canada	927,000	47,280,511
#	Power Corp. of Canada, Ltd.	442,796	16,902,563
*	Quebecor World, Inc.	128,400	1,152,682
#	Quebecor, Inc. Class B	78,500	2,692,491
#	Russel Metals, Inc.	82,200	2,314,989
	Sherritt International Corp.	408,100	6,144,688
#	Sun Life Financial, Inc.	1,279,900	61,570,947
#	Teck Cominco Class B	5,800	247,159
#	The Thomson Corp.	26,000	1,100,568
#	Torstar Corp. Class B	78,600	1,473,750
#	Transalta Corp.	381,455	10,804,279
#	TransCanada Corp.	422,900	14,725,410
	Transcontinental, Inc. Class A	108,900	2,075,906
#	West Fraser Timber Co., Ltd.	51,000	1,883,523

TOTAL — CANADA			641,944,550

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	1,893	24,775,389
*	Alm. Brand A.S.	11,571	716,139
#	Carlsberg A.S. Series B	76,475	10,307,501

#	Dampskibsselsk Torm A.S.	29,600	$1,280,202
	Dampskibsselskabet Torm A.S. ADR	15,086	597,707
#	Danisco A.S.	100,730	7,420,434
	Danske Bank A.S.	824,953	33,871,903
*	Jyske Bank A.S.	106,550	7,929,173
	Sydbank A.S.	71,200	3,255,075
*	Vestas Wind Systems A.S.	34,100	2,309,843

TOTAL — DENMARK			92,463,366

FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
	Fortum Oyj	458,600	15,197,548
	Huhtamaki Oyj	2,300	34,711
	Kemira Oyj	101,377	2,449,269
	Kesko Oyj	157,000	9,250,943
#	M-Real Oyj Series B	253,400	1,396,645
	OKO Bank P.L.C. Class A	130,000	2,590,869
	Outokumpu Oyj Series A	351,300	10,664,928
	Rautaruukki Oyj Series K	84,300	4,609,440
	Sampo Oyj	429,590	12,349,957
	Stora Enso Oyj Series R	922,500	16,620,077
	Stora Enso Oyj Sponsored ADR	91,500	1,641,510
	UPM-Kymmene Oyj	865,900	19,651,971
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,567,566
	Wartsila Corp. Oyj Series B	9,400	586,583

TOTAL — FINLAND			98,612,017

FRANCE — (9.2%)
COMMON STOCKS — (9.2%)
#	Air France-KLM	192,225	7,955,662
	Air Liquide, SA	21,800	2,761,824
	Alcatel-Lucent SA Sponsored ADR	182,100	1,993,995
*	Atos Origin SA	34,367	1,928,665
	AXA SA	2,905,543	116,123,553
	AXA SA Sponsored ADR	39,700	1,595,543
	BNP Paribas SA	1,645,915	172,778,424
	Bongrain SA	7,145	854,033
*	Business Objects SA	94,856	4,162,131
	Capgemini SA	181,712	11,713,979
	Casino Guichard Perrachon SA	66,890	6,812,370
	Ciments Francais SA	30,740	6,379,318
	CNP Assurances	71,302	9,083,427
	Compagnie de Saint-Gobain	598,264	64,790,414
	Compagnie Generale des Establissements Michelin Series B	242,490	30,435,940
	Credit Agricole SA	1,058,261	39,751,283
	Esso SA	2,114	634,237
	Euler Hermes SA	10,758	1,507,347
#	European Aeronautic Defence & Space Co.	497,789	14,707,022
# *	Faurecia SA	30,445	2,339,538
#	Fimalac SA	16,123	1,151,095

	France Telecom SA	967,032	$29,129,220
	France Telecom SA Sponsored ADR	123,605	3,747,704
	Havas SA	300,744	1,660,160
	Imerys SA	39,277	3,586,975
	Lafarge SA	270,758	41,919,312
	Lafarge SA Prime Fidelity	85,542	13,303,012
	Lagardere S.C.A.	31,254	2,544,122
	Nexans SA	21,540	3,464,748
	Peugeot SA	308,070	26,133,250
	PPR SA	111,479	19,228,359
	Remy Cointreau SA	56,022	3,990,241
	Renault SA	390,588	52,471,222
	Safran SA	162,598	3,828,933
	Schneider Electric SA	329,932	43,622,129
*	SCOR SE (4797364)	6	17
	SCOR SE (B1LB9P6)	108,471	2,649,373
	SEB SA	9,900	1,737,245
	Societe BIC SA	52,288	3,961,557
	Societe Generale Paris	293,528	47,133,646
	Technip SA	105,512	8,415,616
*	Thomson	345,508	5,661,203
	Vivendi SA	2,554,386	104,125,714

TOTAL — FRANCE			921,773,558

GERMANY — (11.2%)
COMMON STOCKS — (11.2%)
	Allianz SE	464,749	99,840,504
	Allianz SE Sponsored ADR	2,705,040	58,104,259
	Altana AG ADR	26,900	616,080
#	AMB Generali Holding AG	38,497	5,569,395
	BASF AG	184,626	24,457,521
	Bayerische Motoren Werke AG	711,895	43,498,254
	Bilfinger Berger AG	23,702	1,964,856
	Commerzbank AG	1,093,688	44,964,451
	DaimlerChrysler AG	1,734,297	154,509,778
	DaimlerChrysler AG Sponsored ADR	34,800	3,100,680
	Deutsche Bank AG	801,377	99,560,787
	Deutsche Bank AG ADR	94,963	11,775,412
	Deutsche Lufthansa AG	368,078	10,740,672
#	Deutsche Telekom AG	2,048,449	38,173,192
	Deutsche Telekom AG Sponsored ADR	2,767,950	51,483,870
	E.ON AG	677,579	113,868,315
	E.ON AG Sponsored ADR	1,091,708	61,113,814
#	Fraport AG	36,806	2,521,321
*	GEA Group AG	208,328	6,786,951
#	Hannover Rueckversicherung AG	110,141	5,116,347
	Heidelberger Druckmaschinen AG	34,552	1,563,050
	Hochtief AG	120,552	12,118,354
#	Hypo Real Estate Holding AG	84,277	4,638,174
*	Infineon Technologies AG	1,247,436	19,461,447
*	Infineon Technologies AG ADR	98,600	1,538,160

	Lanxess AG	49,885	$2,499,965
	Linde AG	134,699	15,848,415
#	Munchener Rueckversicherungs-Gesellschaft AG	388,524	67,269,780
#	Salzgitter AG	26,816	5,310,770
	SCA Hygiene Products AG	3,550	1,493,983
#	Suedzucker AG	102,666	1,970,945
	ThyssenKrupp AG	563,346	32,976,879
# *	TUI AG	329,789	8,577,216
	Vattenfall Europe AG	45,861	2,945,285
	Volkswagen AG	499,652	103,465,096

TOTAL — GERMANY			1,119,443,978

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Alpha Bank A.E.	126,890	4,108,994
	Bank of Greece	11,360	1,422,338
	Coca-Cola Hellenic Bottling Co. S.A.	126,652	6,029,074
	Coca-Cola Hellenic Bottling Co. S.A. ADR	42,000	2,016,420
*	Emporiki Bank of Greece S.A.	23,212	628,094
	Hellenic Petroleum S.A.	465,844	6,543,016
	Hellenic Telecommunication Organization Co. S.A.	625,009	20,374,224
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	86,500	1,424,655
	National Bank of Greece S.A.	38,000	2,254,151
	National Bank of Greece S.A. ADR	725,141	8,701,692
	Viohalco S.A.	62,810	944,120

TOTAL — GREECE			54,446,778

HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
	Cathay Pacific Airways, Ltd.	1,151,000	3,017,479
	Cheung Kong Holdings, Ltd.	3,320,000	48,812,083
	Cheung Kong Infrastructure Holdings, Ltd.	381,000	1,410,246
	China Unicom, Ltd. ADR	57,800	1,098,200
#	CITIC International Financial Holdings, Ltd.	1,425,000	1,159,271
	Dah Sing Financial Holdings, Ltd.	54,000	436,388
	Great Eagle Holdings, Ltd.	513,745	1,626,647
	Hang Lung Group, Ltd.	2,518,000	12,021,057
	Henderson Land Development Co., Ltd.	1,769,000	12,302,317
#	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,781,041
	Hopewell Holdings, Ltd.	1,455,000	6,933,691
	Hutchison Whampoa, Ltd.	4,541,000	45,158,098
	Hysan Development Co., Ltd.	2,178,723	5,487,319
	Industrial & Commercial Bank of China (Asia), Ltd.	418,638	1,003,525
#	Kerry Properties, Ltd.	1,223,856	9,005,817
#	MTR Corp., Ltd.	3,664,000	8,923,433
#	New World China Land, Ltd.	1,963,600	1,944,615
	New World Development Co., Ltd.	3,986,022	9,548,062
	Shangri-La Asia, Ltd.	2,220,733	5,307,685
#	Sino Land Co., Ltd.	4,751,166	11,122,263

	Sun Hung Kai Properties, Ltd.	2,892,000	$38,563,775
	Tsim Sha Tsui Properties, Ltd.	483,154	1,778,202
	Wharf Holdings, Ltd.	3,212,214	13,242,313
	Wheelock and Co., Ltd.	3,940,000	10,320,732
	Wheelock Properties, Ltd.	1,565,000	1,645,199
	Wing Lung Bank, Ltd.	159,700	1,596,074
TOTAL COMMON STOCKS			255,245,532

RIGHTS/WARRANTS — (0.0%)
*	Shangri-La Asia, Ltd. Rights 09/05/07	246,748	9,019

TOTAL — HONG KONG			255,254,551

IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
	Allied Irish Banks P.L.C.	688,656	17,634,475
	Allied Irish Banks P.L.C. Sponsored ADR	368,637	18,936,883
	Bank of Ireland P.L.C.	1,216,162	22,511,997
	CRH P.L.C.	1,259,311	54,657,610
	Irish Life & Permanent P.L.C.	740,650	18,467,165

TOTAL — IRELAND			132,208,130

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	16,335,310
	Banca Popolare di Milano Scarl	1,011,678	14,726,023
*	Banco Popolare Scarl	227,880	5,699,483
	Benetton Group SpA	181,249	2,779,109
#	Buzzi Unicem SpA	181,398	5,219,066
	C.I.R. SpA - Compagnie Industriali Riunite	500,000	1,828,299
#	Caltagirone Editore SpA	184,888	1,420,529
	Capitalia SpA	2,992,113	28,543,050
	Compagnia Assicuratrice Unipol SpA	1,822,774	6,224,025
	Fiat SpA	1,054,970	28,134,773
	Fondiaria - Sai SpA	167,605	7,882,070
	Intesa Sanpaolo SpA	1,451,314	10,968,113
#	Italcementi SpA	341,502	8,468,193
#	Italmobiliare SpA	32,455	4,164,636
	Milano Assicurazioni SpA	182,000	1,452,216
# *	Pirelli & Co. SpA	1,486,658	1,673,655
#	Societe Cattolica di Assicurazoni Scrl SpA	8,800	522,780
	Telecom Italia SpA	2,976,292	8,418,094
#	Telecom Italia SpA Sponsored ADR	1,466,900	41,425,256
	UniCredito Italiano SpA	8,193,397	70,384,803
	Unione di Banche Italiane Scpa	920,797	23,579,255

TOTAL — ITALY			289,848,738

JAPAN — (9.6%)
COMMON STOCKS — (9.6%)
	Adeka Corp.	87,000	$871,430
#	Aichi Steel Corp.	136,000	716,181
	Aioi Insurance Co., Ltd.	1,277,735	7,183,196
	Aisin Seiki Co., Ltd.	182,500	6,878,754
	Ajinomoto Co., Inc.	1,292,000	16,300,069
	Alpine Electronics, Inc.	36,800	592,300
	Alps Electric Co., Ltd.	166,000	1,947,521
	Amada Co., Ltd.	480,000	5,183,942
#	Anritsu Corp.	67,000	293,717
	Aoyama Trading Co., Ltd.	73,200	1,972,398
	Asahi Breweries, Ltd.	479,800	7,127,549
	Asatsu-Dk, Inc.	32,500	1,089,335
	Autobacs Seven Co., Ltd.	37,500	990,089
#	Calsonic Kansei Corp.	190,000	692,772
	Canon Marketing Japan, Inc.	124,900	2,440,396
	Central Glass Co., Ltd.	235,000	1,211,898
#	Chudenko Corp.	41,100	689,537
#	Citizen Holdings Co., Ltd.	462,000	4,301,581
#	Coca-Cola West Japan Co., Ltd.	58,400	1,294,769
	Comsys Holdings Corp.	105,000	1,176,642
	Cosmo Oil Co., Ltd.	764,000	3,451,230
	Credit Saison Co., Ltd.	69,500	1,827,125
	Dai Nippon Printing Co., Ltd.	1,125,000	16,420,593
#	Daibiru Corp.	42,000	521,287
	Daicel Chemical Industries, Ltd.	485,000	3,422,536
	Daihatsu Motor Co., Ltd.	236,000	2,266,995
#	Daio Paper Corp.	87,000	712,097
	Daiwa House Industry Co., Ltd.	111,000	1,474,592
#	Ebara Corp.	253,000	1,138,026
	Edion Corp.	53,900	570,533
#	Ezaki Glico Co., Ltd.	174,600	1,705,445
	Fuji Electric Holdings Co., Ltd.	525,780	2,279,205
	Fuji Heavy Industries, Ltd.	850,000	3,562,882
	Fuji Oil Co., Ltd.	55,200	407,176
	FUJIFILM Holdings Corp.	949,100	40,882,382
	Fujikura, Ltd.	320,000	1,903,542
*	Fukuoka Financial Group, Inc.	702,000	4,045,004
#	Fukuyama Transporting Co., Ltd.	266,000	1,237,808
	Futaba Corp.	16,000	355,351
#	Futaba Industrial Co., Ltd.	62,500	1,575,745
	Glory, Ltd.	83,700	2,437,844
	Gunze, Ltd.	248,000	1,245,672
#	Hankyu Department Stores, Inc.	128,000	1,116,864
	Hankyu Hanshin Holdings, Inc.	104,000	528,247
#	Heiwa Corp.	81,500	972,564
#	Heiwado Co., Ltd.	43,000	703,091
	Hino Motors, Ltd.	217,000	1,552,493
	Hitachi Cable, Ltd.	236,000	1,374,786
#	Hitachi Kokusai Electric, Inc.	87,000	1,111,967
#	Hitachi Maxell, Ltd.	96,000	1,032,859
#	Hitachi Software Engineering Co., Ltd.	46,200	928,159
	Hitachi Transport System, Ltd.	111,000	1,274,693

	Hitachi, Ltd.	5,924,000	$38,197,797
	Hitachi, Ltd. Sponsored ADR	54,300	3,499,635
	Hokkoku Bank, Ltd.	351,000	1,581,965
#	Hokuetsu Paper Mills, Ltd.	162,000	825,404
#	House Foods Corp.	117,000	1,903,602
	INPEX Holdings, Inc.	1	2,191
	Itoham Foods, Inc.	132,000	579,667
#	Japan Airport Terminal Co., Ltd.	68,300	1,366,609
	JS Group Corp.	415,500	8,235,716
#	Juroku Bank, Ltd.	349,000	1,950,061
#	Kadokawa Holdings, Inc.	15,200	363,833
	Kajima Corp.	248,000	1,033,731
	Kamigumi Co., Ltd.	357,000	3,067,010
#	Kandenko Co., Ltd.	129,000	682,059
	Kaneka Corp.	255,000	2,065,263
	Kanto Auto Works, Ltd.	12,600	166,206
#	Katokichi Co., Ltd.	117,100	549,681
	Kikkoman Corp.	159,000	2,151,437
	Kinden Corp.	185,000	1,581,874
	Kirin Brewery Co., Ltd.	1,399,000	17,407,700
	Kissei Pharmaceutical Co., Ltd.	41,000	761,915
#	Koito Manufacturing Co., Ltd.	35,000	395,804
	Kokuyo Co., Ltd.	107,300	1,085,587
	Komori Corp.	77,000	1,807,354
	Kuraray Co., Ltd.	592,000	7,769,726
	Kyocera Corp.	286,400	26,218,664
#	Kyorin Co., Ltd.	74,000	1,021,869
	Kyowa Hakko Kogyo Co., Ltd.	425,000	4,123,089
#	Mabuchi Motor Co., Ltd.	36,300	2,365,234
#	Maeda Corp.	196,000	757,342
	Marui Co., Ltd.	498,500	5,706,960
#	Maruichi Steel Tube, Ltd.	117,000	3,106,161
	Matsushita Electric Industrial Co., Ltd.	3,676,135	64,078,774
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	92,000	1,606,320
	Matsushita Electric Works, Ltd.	496,000	6,058,959
#	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,518,412
	Millea Holdings, Inc.	1,295,900	50,198,907
	Mitsubishi Heavy Industries, Ltd.	5,553,000	33,922,606
	Mitsubishi Logistics Corp.	106,000	1,447,392
	Mitsui Chemicals, Inc.	1,056,800	9,566,093
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	24,373,989
	Mitsui Trust Holdings, Inc.	99,000	825,532
	Morinaga Milk Industry Co., Ltd.	160,000	617,629
	Musashino Bank, Ltd.	21,300	1,025,621
	Nagase & Co., Ltd.	162,000	1,968,009
	NEC Corp.	838,000	3,951,497
	NEC Corp. Sponsored ADR	1,181,101	5,562,986
#	Nichicon Corp.	72,900	955,383
	Nippon Express Co., Ltd.	1,329,000	6,985,088
#	Nippon Kayaku Co., Ltd.	128,000	1,019,120
	Nippon Light Metal Co., Ltd.	632,000	1,383,526
#	Nippon Meat Packers, Inc.	248,000	2,685,892

	Nippon Mining Holdings, Inc.	296,500	$2,674,973
	Nippon Mitsubishi Oil Corp.	2,522,050	21,220,410
#	Nippon Paint Co., Ltd.	295,000	1,428,211
	Nippon Paper Group, Inc.	1,411	4,746,790
	Nippon Sheet Glass Co., Ltd.	663,000	3,900,510
	Nippon Shokubai Co., Ltd.	163,000	1,447,552
	Nippon Suisan Kaisha, Ltd.	254,000	1,158,376
	Nippon Television Network Corp.	9,400	1,293,064
#	Nipponkoa Insurance Co., Ltd.	290,000	2,691,542
#	Nipro Corp.	42,000	833,063
#	Nishimatsu Construction Co., Ltd.	364,000	1,185,190
	Nishi-Nippon Bank, Ltd.	520,000	1,632,061
	Nishi-Nippon Railroad Co., Ltd.	78,000	273,345
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,284,858
	Nisshin Seifun Group, Inc.	260,500	2,388,776
	Nisshin Steel Co., Ltd.	1,174,000	4,680,381
	Nisshinbo Industries, Inc.	305,000	3,741,496
	Nissin Food Products Co., Ltd.	83,000	2,637,875
	Obayashi Corp.	973,000	5,025,273
#	Oji Paper Co., Ltd.	1,199,000	5,993,432
# *	Oki Electric Industry Co., Ltd.	481,000	858,809
#	Okumura Corp.	311,000	1,739,269
	Ono Pharmaceutical Co., Ltd.	215,000	11,059,074
	Onward Kashiyama Co., Ltd.	125,000	1,479,439
	Oriental Land Co., Ltd.	73,200	4,131,402
#	PanaHome Corp.	106,000	631,784
#	Pioneer Electronic Corp.	218,000	2,649,359
#	Promise Co., Ltd.	60,500	1,664,838
	Q.P. Corp.	136,600	1,271,820
	Rengo Co., Ltd.	286,000	1,782,823
	RICOH COMPANY, Ltd.	802,000	17,652,775
	Rinnai Corp.	50,200	1,563,602
	Rohm Co., Ltd.	6,900	614,418
	Ryosan Co., Ltd.	33,600	887,466
	Sankyo Co., Ltd.	53,200	2,193,693
	Sanwa Shutter Corp.	238,000	1,389,796
	Sanyo Chemical Industries, Ltd.	54,000	344,572
# *	Sanyo Electric Co., Ltd.	1,159,000	1,800,594
	Sapporo Hokuyo Holdings, Inc.	408	4,363,094
#	Seiko Epson Corp.	212,000	5,512,622
#	Seino Holdings Co., Ltd.	216,000	2,130,753
	Sekisui Chemical Co., Ltd.	689,000	5,100,000
	Sekisui House, Ltd.	942,000	12,251,379
#	SFCG Co., Ltd.	8,010	1,114,923
	Shiga Bank, Ltd.	272,000	1,800,855
#	Shikoku Bank, Ltd.	186,000	736,634
#	Shima Seiki Manufacturing Co., Ltd.	23,700	1,038,899
#	Shimachu Co., Ltd.	59,100	1,602,524
	Shimizu Corp.	163,000	1,039,078
	Shinko Securities Co., Ltd.	615,000	2,927,239
	Shinsei Bank, Ltd.	192,000	640,430
#	Shizuoka Bank, Ltd.	971,000	10,157,088

	Sohgo Security Services Co.,Ltd.	101,300	$1,592,763
	Sompo Japan Insurance, Inc.	1,937,000	21,664,010
	Sony Corp.	784,000	37,534,338
	Sony Corp. Sponsored ADR	260,616	12,452,232
	Sumitomo Bakelite Co., Ltd.	105,000	668,578
	Sumitomo Corp.	667,000	11,505,979
	Sumitomo Electric Industries, Ltd.	899,000	14,288,193
	Sumitomo Forestry Co., Ltd.	158,000	1,405,140
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,312,933
	Sumitomo Trust & Banking Co., Ltd.	954,000	7,875,250
#	Sumitomo Warehouse Co., Ltd.	174,000	1,122,336
	Suzuken Co., Ltd.	99,700	3,296,848
#	Taiheiyo Cement Corp.	1,209,800	4,777,561
#	Taisei Corp.	769,000	2,458,162
	Taisho Pharmaceutical Co., Ltd.	248,000	4,852,851
	Taiyo Yuden Co., Ltd.	152,000	3,044,758
	Takara Standard Co., Ltd.	118,000	645,788
	Takashimaya Co., Ltd.	105,000	1,127,697
	Tanabe Seiyaku Co., Ltd.	546,000	6,587,704
	TDK Corp.	117,400	10,038,749
	Teijin, Ltd.	828,000	4,136,471
	The 77 Bank, Ltd.	464,000	3,131,740
	The Aichi Bank, Ltd.	11,100	1,116,705
	The Akita Bank, Ltd.	115,000	514,661
	The Awa Bank, Ltd.	246,600	1,197,144
#	The Bank of Iwate, Ltd.	19,600	1,118,790
#	The Bank of Kyoto, Ltd.	363,400	4,336,931
	The Bank of Nagoya, Ltd.	213,000	1,594,646
	The Chiba Bank, Ltd.	365,000	2,941,782
#	The Chugoku Bank, Ltd.	247,800	3,322,337
	The Daishi Bank, Ltd.	381,000	1,581,946
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	1,033,313
	The Fukui Bank, Ltd.	343,000	1,005,144
	The Gunma Bank, Ltd.	529,000	3,665,807
	The Hachijuni Bank, Ltd.	695,000	5,386,718
	The Higo Bank, Ltd.	308,000	1,991,753
	The Hiroshima Bank, Ltd.	70,000	398,923
	The Hyakugo Bank, Ltd.	266,000	1,608,342
	The Hyakujishi Bank, Ltd.	329,000	1,605,966
#	The Iyo Bank, Ltd.	329,000	3,117,953
	The Joyo Bank, Ltd.	1,554,000	8,524,499
	The Kagoshima Bank, Ltd.	273,000	1,978,632
	The Keiyo Bank, Ltd.	212,000	1,206,444
#	The Nanto Bank, Ltd.	317,000	1,581,521
#	The Nisshin Oillio Group, Ltd.	147,000	790,158
	The Ogaki Kyoritsu Bank, Ltd.	297,000	1,631,869
	The Oita Bank, Ltd.	147,000	863,031
	The San-in Godo Bank, Ltd.	267,000	2,182,491
#	Toda Corp.	269,000	1,460,544
	Toho Bank, Ltd.	285,000	1,151,502
	Tokai Rubber Industries, Ltd.	6,000	111,688
	Tokai Tokyo Securities Co., Ltd.	155,000	729,999

	Tokyo Steel Manufacturing Co., Ltd.	148,400	$1,962,177
#	Tokyo Style Co., Ltd.	133,000	1,457,384
	Toppan Forms Co., Ltd.	48,500	511,074
	Toppan Printing Co., Ltd.	933,000	9,376,244
	Toshiba TEC Corp.	181,000	1,094,749
	Toyo Ink Manufacturing Co., Ltd.	213,000	764,414
	Toyo Seikan Kaisha, Ltd.	287,600	5,466,278
	Toyo Suisan Kaisha, Ltd.	88,000	1,540,407
	Toyoda Gosei Co., Ltd.	57,300	1,846,876
	Toyota Auto Body Co., Ltd.	105,100	1,646,227
	TV Asahi Corp.	931	1,670,290
	UNY Co., Ltd.	218,000	1,901,988
*	Victor Co. of Japan, Ltd.	160,000	383,789
#	Wacoal Corp.	149,000	1,867,562
	Yamaguchi Financial Group, Inc.	205,000	2,432,871
	Yamaha Corp.	250,100	5,294,546
	Yamanashi Chuo Bank, Ltd.	241,000	1,337,476
	Yamatake Corp.	47,700	1,547,682
#	Yamazaki Baking Co., Ltd.	155,000	1,165,104
	Yodogawa Steel Works, Ltd.	176,000	928,095
	Yokohama Rubber Co., Ltd.	410,000	2,684,228

TOTAL — JAPAN			966,594,760

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

NETHERLANDS — (5.5%)
COMMON STOCKS — (5.5%)
	ABN AMRO Holding NV	1,785,798	82,995,279
	ABN AMRO Holding NV Sponsored ADR	1,148,732	53,439,013
	Aegon NV	3,298,073	60,165,872
	Arcelor Mittal NV	1,141,257	75,186,292
	Corporate Express NV	137,429	1,540,345
	Heineken Holding NV	82,904	4,551,968
	Hunter Douglas NV	47,815	4,439,841
	ING Groep NV	3,203,383	128,924,952
	ING Groep NV Sponsored ADR	214,000	8,600,660
*	Koninklijke Ahold NV	1,452,514	19,466,035
#	Koninklijke DSM NV	270,057	13,811,354
	Koninklijke Philips Electronics NV	2,293,346	90,665,906
	Koninklijke Philips Electronics NV ADR	133,700	5,287,835
	Sns Reaal	60,000	1,280,263
#	Telegraaf Media Groep NV	6,800	226,339
TOTAL COMMON STOCKS			550,581,954

	RIGHTS/WARRANTS — (0.0%)
*	Aegon Coupons	3,298,073	$—

	TOTAL — NETHERLANDS		550,581,954

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	562,252	815,536
	Contact Energy, Ltd.	389,947	2,503,163
	Fisher & Paykel Appliances Holdings, Ltd.	296,231	766,970
	Fletcher Building, Ltd.	441,740	3,639,847
*	Tower, Ltd.	19,130	30,959

	TOTAL — NEW ZEALAND		7,756,475

	NORWAY — (0.9%)
	COMMON STOCKS — (0.9%)
	DNB Nor ASA Series A	1,363,794	18,695,240
	Norsk Hydro ASA	672,814	24,782,673
	Norske Skogindustrier ASA Series A	353,571	4,307,705
	Orkla ASA	1,759,250	28,556,660
	Storebrand ASA	713,900	10,994,988
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	11,850	518,402

	TOTAL — NORWAY		87,855,668

	PORTUGAL — (0.3%)
	COMMON STOCKS — (0.3%)
	Banco BPI SA	232,343	2,048,979
#	Banco Comercial Portugues SA (BCP)	2,008,205	9,381,010
	Banco Espirito Santo SA (BES)	320,446	6,934,231
#	Cimpor Cimentos de Portugal SA	310,009	2,911,831
	Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	5,551,015

	TOTAL — PORTUGAL		26,827,066

	SINGAPORE — (0.8%)
	COMMON STOCKS — (0.8%)
	Allgreen Properties, Ltd.	831,000	933,125
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	993,665
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	471,830
#	Creative Technology Co., Ltd.	39,550	154,159
	DBS Group Holdings, Ltd.	2,131,000	28,006,888
	Fraser & Neave, Ltd.	2,421,450	7,898,336
	Jardine Cycle & Carriage, Ltd.	192,024	1,979,685
#	K-REIT Asia	51,600	82,099
	Neptune Orient Lines, Ltd.	925,000	2,970,351
	Singapore Airlines, Ltd.	1,596,000	19,924,576
	Singapore Land, Ltd.	723,000	4,708,994
	United Industrial Corp., Ltd.	744,000	1,368,152
	United Overseas Bank, Ltd.	66,000	901,943
	UOL Group, Ltd.	1,740,600	5,697,060

	TOTAL — SINGAPORE		76,090,863

SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
#	Abertis Infraestructuras SA	305,940	$9,287,949
#	Acciona SA	51,491	12,922,068
#	Acerinox SA	261,360	6,579,214
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	309,400	7,184,268
	Banco de Andalucia SA	900	96,170
#	Banco de Sabadell SA	2,010,647	19,568,111
#	Banco Espanol de Credito SA	206,789	4,032,129
#	Banco Pastor SA	320,162	5,954,064
	Banco Popular Espanol SA	392,498	7,164,906
	Banco Santander Central Hispano SA	7,329,732	133,914,140
	Banco Santander Central Hispano SA Sponsored ADR	1,152,000	21,047,040
#	Bankinter SA	233,725	3,593,842
	Cementos Portland Valderrivas SA	21,016	2,423,000
#	Ebro Puleva SA	120,322	2,644,919
	Endesa SA	1,261,942	68,595,764
#	Gas Natural SDG SA	242,623	12,935,192
#	Grupo Ferrovial SA	18,144	1,593,066
	Iberia Lineas Aereas de Espana SA	617,500	2,812,260
#	Mapfre SA	732,775	3,235,393
#	Repsol YPF SA	1,547,213	55,752,887
	Repsol YPF SA Sponsored ADR	67,300	2,420,108
	Sociedad General de Aguas de Barcelona SA Class A	121,884	4,436,142
#	Sol Melia SA	157,217	3,107,608

TOTAL — SPAIN			391,300,240

SWEDEN — (2.7%)
COMMON STOCKS — (2.7%)
	Cardo AB	2,900	103,945
#	Electrolux AB Series B	324,100	7,291,377
	Fabege AB	347,960	3,924,664
	Holmen AB Series A	6,300	287,544
	Holmen AB Series B	155,700	5,968,964
# *	Lundin Petroleum AB	186,224	1,800,501
	NCC AB Series B	59,700	1,580,529
	Nordea Bank AB	4,414,518	67,445,498
	Skandinaviska Enskilda Banken AB Series A	672,400	20,373,213
	Skandinaviska Enskilda Banken Series C	9,800	281,006
	SKF AB Series A	90,600	1,852,943
	SKF AB Series B	118,800	2,434,144
#	SSAB Svenskt Stal AB Series A	542,400	18,529,882
	SSAB Svenskt Stal AB Series B	181,500	5,725,291
#	Svenska Cellulosa AB	57,000	997,518
	Svenska Cellulosa AB Series B	749,100	13,026,036
	Svenska Handelsbanken AB Series A	688,700	19,195,066
	Tele2 AB Series B	386,800	7,085,871
	TeliaSonera AB	3,742,500	29,252,401
#	Trelleborg AB Series B	160,600	3,881,244

Volvo AB Series A	1,216,000	$21,128,733
Volvo AB Series B	2,217,000	38,447,936
Wihlborgs Fastigheter AB	69,592	1,269,472
TOTAL COMMON STOCKS		271,883,778

RIGHTS/WARRANTS — (0.0%)
* Ssab Svenskt Stal AB Series B Rights 08/23/07	29,308	29,317

TOTAL — SWEDEN		271,913,095

SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
Baloise-Holding AG	214,760	19,731,868
Banque Cantonale Vaudoise	12,608	5,961,159
Ciba Specialty Chemicals AG	124,089	6,801,456
Ciba Specialty Chemicals AG ADR	44,300	1,211,716
Clariant AG	413,535	5,523,951
Compagnie Financiere Richemont AG Series A	1,251,000	77,640,720
Credit Suisse Group	1,826,488	119,869,093
Credit Suisse Group Sponsored ADR	591,859	38,849,625
Givaudan SA	11,970	10,828,682
Holcim, Ltd.	405,984	44,021,871
Julius Baer Holdings, Ltd. AG	42,330	2,814,023
PSP Swiss Property AG	109,600	5,922,043
St. Galler Kantonalbank	10,146	4,295,534
Swiss Life Holding	132,137	31,454,224
# Swiss Re	613,976	51,802,434
Syngenta AG	165,100	30,928,753
Syngenta AG ADR	241,589	9,064,419
UBS AG	244,801	12,817,770
Vontobel Holdings AG	10,000	489,360
Zurich Financial SVCS AG	290,788	83,514,426

TOTAL — SWITZERLAND		563,543,127

UNITED KINGDOM — (22.1%)
COMMON STOCKS — (22.1%)
Alliance & Leicester P.L.C.	498,106	10,607,905
Amlin P.L.C.	219,129	1,352,868
Amvesco P.L.C. Sponsored ADR	362,437	8,948,569
Anglo American P.L.C.	2,642,872	151,728,183
Arriva P.L.C.	231,050	3,540,715
Associated British Foods P.L.C.	1,289,611	22,526,185
Aviva P.L.C.	6,613,868	94,745,754
BAE Systems P.L.C.	1,100,575	10,302,222
Barclays P.L.C. Sponsored ADR	1,886,390	93,564,944
Barratt Developments P.L.C.	961,338	18,053,065
BBA Aviation P.L.C.	526,332	2,568,933
Bellway P.L.C.	300,856	7,729,716
Biffa P.L.C.	210,597	1,073,976
Bovis Homes Group P.L.C.	133,412	2,075,617

	Bradford & Bingley P.L.C.	1,525,049	$11,723,168
*	British Airways P.L.C.	2,585,631	22,203,486
	Cable and Wireless P.L.C.	3,714,187	12,849,822
	Carnival P.L.C.	422,306	18,766,238
	Close Brothers Group P.L.C.	156,381	2,441,740
*	Colt Telecom Group P.L.C.	232,908	736,988
	Compass Group P.L.C.	3,204,915	21,061,665
	DSG International P.L.C.	3,049,878	9,569,354
*	easyJet P.L.C.	1,133,862	13,256,699
	Enterprise Inns P.L.C.	1,212,242	15,802,175
	Fiberweb P.L.C.	174,503	466,875
	Friends Provident P.L.C.	4,365,221	15,791,581
	GKN P.L.C.	851,321	6,338,714
	Greene King P.L.C.	538,382	10,927,312
	HBOS P.L.C.	8,397,157	149,266,381
	Henderson Group P.L.C.	590,214	1,815,474
	HSBC Holdings P.L.C. Sponsored ADR	1,688,443	152,483,287
	Iberdrola S.A.	358,746	20,007,086
	International Power P.L.C.	2,525,271	20,639,782
	Invesco P.L.C.	655,026	7,995,087
	ITV P.L.C.	10,369,351	23,008,262
	Johnston Press P.L.C.	209,975	1,637,329
	Kingfisher P.L.C.	5,401,607	22,770,372
	Ladbrokes P.L.C.	1,212,438	10,683,749
	Legal and General Group P.L.C.	8,749,167	25,664,429
	Marston’s P.L.C.	429,464	3,239,016
	Millennium and Copthorne Hotels P.L.C.	659,638	7,170,561
	Mitchells & Butlers P.L.C.	718,888	10,356,314
	Mondi P.L.C.	726,064	7,165,924
	Northern Rock P.L.C.	347,558	5,173,474
	Old Mutual P.L.C.	6,721,058	21,704,608
	Pearson P.L.C.	924,664	13,901,501
	Pearson P.L.C. Sponsored ADR	1,353,509	20,207,889
	Persimmon P.L.C.	1,030,910	24,139,650
	Punch Taverns, Ltd.	592,747	13,181,627
	Resolution P.L.C.	2,746,810	34,310,336
	Royal & Sun Alliance Insurance Group P.L.C.	16,985,058	48,576,396
	Royal Bank of Scotland Group P.L.C.	25,287,722	293,847,462
	Royal Dutch Shell P.L.C. ADR	986,445	76,755,285
	SABmiller P.L.C.	57,339	1,577,229
	Sainsbury (J.) P.L.C.	3,326,622	37,241,184
	Schroders P.L.C.	123,678	3,314,984
	Schroders P.L.C. Non-Voting	63,155	1,462,925
	Scottish & Newcastle P.L.C.	2,545,730	31,855,278
	Signet Group P.L.C. Sponsored ADR	5,200	99,944
	Tate & Lyle P.L.C.	32,994	376,681
	Taylor Woodrow P.L.C.	3,248,929	22,836,844
	The Berkeley Group Holdings P.L.C.	228,802	7,437,121
	Tomkins P.L.C. Sponsored ADR	152,200	2,929,850
	Unilever P.L.C. Sponsored ADR	205,200	6,459,696
	Vodafone Group P.L.C.	61,674,811	199,311,846
	Vodafone Group P.L.C. Sponsered ADR	5,748,018	186,235,783

Whitbread P.L.C.	314,325	$10,436,320
William Morrison Supermarkets P.L.C.	5,420,007	31,411,374
Woolworths Group P.L.C.	2,125,199	988,235
WPP Group P.L.C.	1,459,435	20,808,386
WPP Group P.L.C. Sponsored ADR	24,445	1,741,462
Xstrata P.L.C.	827,417	48,681,727

TOTAL — UNITED KINGDOM		2,221,662,619

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $24,450,000 FNMA 6.50%, 09/01/36, valued at $21,928,102) to be repurchased at $21,616,458	$21,604	21,604,000

SECURITIES LENDING COLLATERAL — (6.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $911,613,342 FHLMC, rates ranging from 5.000% to 5.762%, maturities ranging from 05/01/35 to 06/01/37; FNMA, rates ranging from 5.430% to 6.964%, maturities ranging from 09/01/33 to 08/01/37; & GNMA, rates ranging from 6.500% to 7.000%, maturities ranging from 05/20/26 to 01/15/37, valued at $671,537,235) to be repurchased at $658,468,593	658,370	658,369,838

TOTAL INVESTMENTS - (100.0%) (Cost $7,323,502,104)##		$10,030,733,211

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (72.9%)
Consumer Discretionary — (16.1%)
#	ABILIT Corp.	110,900	$317,367
#	Aeon Fantasy Co., Ltd.	62,032	1,228,209
	Ahresty Corp.	77,200	1,692,554
#	Ai Holdings Corp.	187,600	1,089,493
	Aichi Machine Industry Co., Ltd.	292,000	649,904
#	Aigan Co., Ltd.	63,200	503,540
	Aisan Industry Co., Ltd.	191,300	2,140,304
#	Akebono Brake Industry Co., Ltd.	386,000	2,366,355
#	Akindo Sushiro Co., Ltd.	18,400	540,361
#	Alpha Corp.	31,700	580,545
	Alpine Electronics, Inc.	237,300	3,819,366
#	Amiyaki Tei Co., Ltd.	245	586,983
	Amuse, Inc.	25,000	357,602
#	Anrakutei Co., Ltd.	50,000	341,051
#	AOI Advertising Promotion, Inc.	39,000	234,723
	AOKI Holdings, Inc.	166,900	3,166,985
	Araya Industrial Co., Ltd.	209,000	577,625
#	Arealink Co., Ltd.	3,000	1,283,793
# *	Asahi Tec Corp.	854,000	943,213
	Ashimori Industry Co., Ltd.	182,000	345,618
#	Asics Trading Co., Ltd.	20,000	307,475
	Asti Corp.	50,000	229,207
# *	Atom Corp.	133,200	541,218
	Atsugi Co., Ltd.	719,000	985,642
	Aucnet, Inc.	31,600	520,839
	Autobacs Seven Co., Ltd.	28,900	763,029
#	Avex Group Holdings, Inc.	155,500	1,916,210
# *	Banners Co., Ltd.	86,000	26,722
#	Belluna Co., Ltd.	194,060	2,069,505
	Best Denki Co., Ltd.	280,500	1,757,031
#	Bookoff Corp.	65,000	781,195
#	Calsonic Kansei Corp.	458,000	1,669,945
	Catena Corp.	92,000	182,937
# *	Cecile Co., Ltd.	102,600	371,077
#	Chiyoda Co., Ltd.	145,000	2,421,532
	Chofu Seisakusho Co., Ltd.	127,700	2,257,775
# *	Chori Co., Ltd.	597,000	662,772
	Chuo Corp.	81,000	251,902
	Chuo Spring Co., Ltd.	210,000	847,801
#	Circle K Sunkus Co., Ltd.	43,800	706,481

#	Clarion Co., Ltd.	933,000	$1,241,243
#	Cleanup Corp.	160,000	1,014,253
#	Colowide Co., Ltd.	205,450	924,102
# *	Columbia Music Entertainment, Inc.	477,000	366,230
	Corona Corp.	101,200	1,571,790
	Cross Plus, Inc.	22,000	272,425
#	Culture Convenience Club Co., Ltd.	463,900	1,747,071
#	Cybozu, Inc.	1,538	464,078
#	D&M Holdings, Inc.	314,000	1,109,643
	Daido Kogyo Co., Ltd.	145,000	422,815
#	Daido Metal Co., Ltd.	147,000	1,035,259
#	Daidoh, Ltd.	129,000	1,703,991
	Daifuku Co., Ltd.	69,000	810,827
#	Daikoku Denki Co., Ltd.	50,700	747,974
	Daikyo, Inc.	257,236	923,751
	Daimaruenawin Co., Ltd	400	2,400
	Dainichi Co., Ltd.	59,200	459,296
#	Daisyo Corp.	74,200	993,231
# *	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	96,896
#	Daiwa Seiko, Inc.	444,000	854,934
#	Daiwabo Co., Ltd.	478,000	1,009,670
	DCM Japan Holdings Co., Ltd.	42,800	341,707
#	Descente, Ltd.	270,000	1,418,376
# *	Dia Kensetsu Co., Ltd.	284,800	147,244
	Don Quijote Co., Ltd.	41,900	863,412
#	Doshisha Co., Ltd.	66,600	1,145,309
#	Doutor Coffee Co., Ltd.	92,700	1,616,495
	Dynic Corp.	127,000	283,474
#	Eagle Industry Co., Ltd.	170,000	1,946,948
# *	Econach Co., Ltd.	177,000	193,796
	Edion Corp.	67,500	714,490
*	Edosawa Co., Ltd.	12,000	25,020
	Eikoh, Inc.	41,800	164,186
	Exedy Corp.	126,600	3,665,000
#	Ezaki Glico Co., Ltd.	64,000	625,134
	F&A Aqua Holdings, Inc.	62,238	423,825
	Fine Sinter Co., Ltd.	49,000	212,212
#	Foster Electric Co., Ltd.	84,100	1,317,455
#	France Bed Holdings Co., Ltd.	826,000	1,283,170
#	Fuji Co., Ltd.	120,400	1,983,326
	Fuji Corp., Ltd.	117,000	395,831
#	Fuji Kiko Co., Ltd.	151,000	373,141
#	Fuji Kyuko Co., Ltd.	378,000	1,873,295
# *	Fujibo Holdings, Inc.	332,000	382,724
*	Fujii & Co., Ltd.	44,000	380
	Fujikura Rubber, Ltd.	74,000	488,229
#	Fujita Kanko, Inc.	422,000	3,362,576
	Fujitsu Business Systems, Ltd.	90,900	1,510,325
*	Fujitsu General, Ltd.	348,000	1,286,200
# *	Furukawa Battery Co., Ltd.	73,000	113,590
	G-7 Holdings, Inc.	29,200	166,529
*	Gajoen Kanko	37,000	—

#	Gakken Co., Ltd.	363,000	$996,926
#	Genki Sushi Co., Ltd.	19,200	220,572
#	GEO Co., Ltd.	762	1,529,880
	Global-Dining, Inc.	13,300	55,769
*	Goldwin, Inc.	175,000	281,338
#	Gourmet Kineya Co., Ltd.	68,000	549,026
# *	GSI Creos Corp.	194,000	229,745
	Gulliver International Co., Ltd.	36,120	1,824,152
	Gunze, Ltd.	154,000	773,522
	Happinet Corp.	37,000	462,191
#	Haruyama Trading Co., Ltd.	49,900	437,692
	Heiwa Corp.	41,800	498,812
	Himaraya Co., Ltd.	38,300	225,354
	HIS Co., Ltd.	118,200	2,982,512
#	Hitachi Powdered Metal Co., Ltd.	97,000	477,757
	Horipro, Inc.	48,200	547,096
	I Metal Technology Co., Ltd.	153,000	436,514
# *	Ichida & Co., Ltd.	60,400	75,015
	Ichikawa Co., Ltd.	63,000	257,612
#	Ichikoh Industries, Ltd.	296,000	745,170
#	Imasen Electric Industrial Co., Ltd.	55,800	932,175
#	Imperial Hotel, Ltd.	2,800	126,870
#	Impress Holdings, Inc.	1,124	194,765
	Inaba Seisakusho Co., Ltd.	62,400	980,871
	Ishizuka Glass Co., Ltd.	109,000	262,850
*	Izuhakone Railway Co., Ltd.	300	13,991
# *	Izutsuya Co., Ltd.	350,000	392,220
#	Janome Sewing Machine Co., Ltd.	668,000	771,006
#	Japan Vilene Co., Ltd.	229,000	1,397,269
#	Jeans Mate Corp.	38,208	336,956
	Jidosha Buhin Kogyo Co., Ltd.	67,000	310,703
*	Joban Kosan Co., Ltd.	226,000	342,910
	Joint Corp.	16,900	479,496
#	Joshin Denki Co., Ltd.	201,000	1,387,094
	Juki Corp.	455,000	4,119,414
	Juntendo Co., Ltd.	35,000	53,324
	Jyomo Co., Ltd.	186,000	307,039
	Kabuki-Za Co., Ltd.	39,000	1,628,781
#	Kadokawa Holdings, Inc.	94,400	2,259,597
	Kanto Auto Works, Ltd.	243,500	3,211,999
	Kasai Kogyo Co., Ltd.	119,000	436,703
	Kato Sangyo Co., Ltd.	130,700	1,613,609
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	485,122
# *	Kawashima Textile Manufacturers, Ltd.	289,000	354,234
#	Kayaba Industry Co., Ltd.	763,000	3,554,916
	Keiiyu Co., Ltd.	68,200	406,531
#	Keiyo Co., Ltd.	200,400	1,238,667
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,489,718
#	Kenwood Corp.	1,294,000	1,891,483
	Kinki Nippon Tourist Co., Ltd.	304,000	600,481
# *	Kinugawa Rubber Industrial Co., Ltd.	203,000	263,175

#	Kisoji Co., Ltd.	89,300	$1,657,621
	Koekisha Co., Ltd.	13,600	237,015
#	Kohnan Shoji Co., Ltd.	94,100	1,366,661
#	Kojima Co., Ltd.	130,100	995,471
	Komatsu Seiren Co., Ltd.	148,000	772,652
	Komeri Co., Ltd.	34,100	897,713
#	Konaka Co., Ltd.	107,760	871,669
# *	Kosugi Sangyo Co., Ltd.	416,000	179,782
*	Kura Corp.	58	120,627
	Kurabo Industries, Ltd.	879,000	2,048,180
	Kuraudia Co., Ltd.	4,800	50,099
	Kuroganeya Co., Ltd.	14,000	56,719
	K’s Holdings Corp.	137,572	3,533,962
#	Kyoritsu Maintenance Co., Ltd.	50,960	979,882
#	Kyoto Kimono Yuzen Co., Ltd.	572	468,111
	Kyowa Leather Cloth Co., Ltd.	75,400	451,728
# *	Laox Co., Ltd.	206,000	249,258
	Lintec Corp.	27,500	514,195
#	Look, Inc.	102,000	218,857
#	Maezawa Kyuso Industries Co., Ltd.	51,700	917,654
# *	Magara Construction Co., Ltd.	135,000	188,450
# *	Mamiya-Op Co., Ltd.	285,000	262,718
#	Marche Corp.	23,000	196,305
#	Mars Engineering Corp.	77,900	1,664,924
	Marubeni Telecom Co., Ltd.	207	168,211
#	Maruei Department Store Co., Ltd.	136,000	390,996
*	Maruishi Holdings Co., Ltd.	214,000	1,848
# *	Maruzen Co., Ltd.	329,000	496,576
	Maruzen Co., Ltd. (5982)	46,000	233,196
	Matsumotokiyoshi Co., Ltd.	34,300	691,992
#	Matsuya Co., Ltd.	189,000	3,261,453
#	Matsuya Foods Co., Ltd.	66,600	778,541
#	Matsuzakaya Holdings Co., Ltd.	529,077	4,122,071
	Meiwa Industry Co., Ltd.	38,000	108,625
#	Mikuni Corp.	114,000	409,879
# *	Misawa Homes Holdings, Inc.	128,100	1,428,488
	Misawa Resort Co., Ltd.	194,000	843,322
	MISUMI Group, Inc.	61,300	1,053,630
	Mitsuba Corp.	155,690	1,046,512
#	Mitsui Home Co., Ltd.	228,000	1,269,779
	Miyuki Keori Co., Ltd.	106,000	324,053
#	Mizuno Corp.	462,000	2,411,171
#	MOS Food Services, Inc.	113,000	1,571,930
#	MR Max Corp.	127,200	561,710
	Mutow Co., Ltd.	79,400	273,324
# *	Naigai Co., Ltd.	236,000	209,954
#	Nexyz Corp.	3,700	162,374
	Nice Corp.	409,000	1,713,502
#	Nichimo Corp.	667,000	453,800
	Nichirei Corp.	162,000	760,610
#	Nidec Copal Corp.	202,800	2,246,823
#	Nidec Tosok Corp.	62,600	435,715

#	Nihon Eslead Corp.	53,048	$832,245
	Nihon Tokushu Toryo Co., Ltd.	56,000	303,380
	Nihon Unisys, Ltd.	36,000	446,233
#	Nikko Travel Co., Ltd.	12,200	60,370
	Nippon Felt Co., Ltd.	69,000	435,135
#	Nippon Piston Ring Co., Ltd.	262,000	483,215
#	Nippon Restaurant System, Inc.	51,800	1,529,541
	Nippon Seiki Co., Ltd.	155,000	3,924,071
#	Nishimatsuya Chain Co., Ltd.	228,900	3,009,655
	Nissan Shatai Co., Ltd.	537,000	3,252,100
#	Nissen Co., Ltd.	213,100	1,273,205
	Nittan Valve Co., Ltd.	85,000	541,024
	Nitto Kako Co., Ltd.	98,000	101,502
# *	Nitto Seimo Co., Ltd.	50,000	59,427
	Noritake Co., Ltd.	557,000	2,679,555
#	Noritsu Koki Co., Ltd.	121,100	2,498,013
# *	Omikenshi Co., Ltd.	176,000	154,881
*	Orient Watch Co., Ltd.	12,000	4,249
	Pacific Industrial Co., Ltd.	187,000	981,037
#	PanaHome Corp.	546,000	3,254,283
#	Parco Co., Ltd.	285,000	3,868,003
#	Paris Miki, Inc.	191,900	2,445,591
	Piolax, Inc.	45,600	840,872
	Press Kogyo Co., Ltd.	385,000	1,622,342
	Q.P. Corp.	93,100	866,811
# *	Renown, Inc.	162,800	1,368,043
	Resorttrust, Inc.	178,608	3,916,989
#	Rhythm Watch Co., Ltd.	454,000	650,131
	Right On Co., Ltd.	103,225	1,076,717
#	Riken Corp.	368,000	1,868,599
#	Ringer Hut Co., Ltd.	76,800	961,662
	Roland Corp.	90,700	2,431,011
#	Round One Corp.	1,227	2,877,106
#	Royal Co., Ltd.	142,000	1,711,083
#	Sagami Chain Co., Ltd.	78,000	759,621
#	Sagami Co., Ltd.	80,000	153,237
	Sagami Rubber Industries Co., Ltd.	15,000	45,219
#	Saint Marc Holdings Co., Ltd.	38,300	1,657,900
#	Saizeriya Co., Ltd.	176,900	2,540,460
#	Sakai Ovex Co., Ltd.	205,000	317,654
#	Sanden Corp.	499,000	2,555,610
#	Sanei-International Co., Ltd.	61,800	1,297,556
	Sankyo Seiko Co., Ltd.	209,000	862,945
#	Sanoh Industrial Co., Ltd.	118,000	944,132
#	Sanrio Co., Ltd.	291,900	3,362,308
*	Sansui Electric Co., Ltd.	4,135,000	393,021
	Sanyo Housing Nagoya Co., Ltd.	363	461,097
#	Sanyo Shokai, Ltd.	474,000	4,046,724
	Seiko Corp.	401,407	2,309,837
	Seiren Co., Ltd.	221,000	1,650,720
	Senshukai Co., Ltd.	164,000	2,101,404
	Shikibo, Ltd.	421,000	530,014

#	Shimachu Co., Ltd.	40,500	$1,098,176
	Shinyei Kaisha	96,000	211,620
#	Shiroki Co., Ltd.	310,000	730,032
#	Shobunsha Publications, Inc.	53,500	551,442
#	Shochiku Co., Ltd.	449,000	3,343,330
	Showa Corp.	254,100	3,140,274
*	Showa Rubber Co., Ltd.	41,300	39,833
*	Silver Ox, Inc.	50,000	94,219
# *	Silver Seiko, Ltd.	1,091,000	460,858
#	Simree Co., Ltd.	41,000	166,762
	SK Japan Co., Ltd.	17,550	75,735
	SKY Perfect JSAT Corp.	4,196	1,805,333
	SNT Corp.	96,300	559,747
*	Sofmap Co., Ltd.	43,100	146,676
	Soft99 Corp.	73,400	576,641
# *	Solid Group Holdings Co., Ltd.	710,600	245,711
	Sotoh Co., Ltd.	51,000	616,647
	SPK Corp.	16,800	236,648
#	Suminoe Textile Co., Ltd.	267,000	623,608
	Suzutan Co., Ltd.	26,200	93,770
# *	SxL Corp.	493,000	315,281
	Tachikawa Corp.	50,800	353,491
#	Tachi-S Co., Ltd.	122,640	972,101
	Takamatsu Corp.	135,500	1,692,532
#	Taka-Q Co., Ltd.	73,500	164,354
#	Take and Give. Needs Co., Ltd.	1,213	241,685
#	Tasaki Shinju Co., Ltd.	116,000	458,104
	Taya Co., Ltd.	5,000	39,059
	TBK Co., Ltd.	90,000	360,277
	TDF Corp.	27,000	72,194
	Tecmo, Ltd.	79,800	995,559
#	Teikoku Piston Ring Co., Ltd.	111,000	862,811
	Teikoku Sen-I Co., Ltd.	80,000	309,798
#	Ten Allied Co., Ltd.	50,000	173,729
	Tenma Corp.	111,000	1,907,641
#	The Japan General Estate Co., Ltd.	121,900	2,229,021
	The Japan Wool Textile Co., Ltd.	316,000	2,575,106
	Tigers Polymer Corp.	59,000	377,595
#	Toabo Corp.	219,000	215,519
#	Toei Co., Ltd.	438,000	2,535,179
# *	Tohoku Misawa Homes Co., Ltd.	37,500	124,893
*	Tokai Kanko Co., Ltd.	286,999	135,780
	Tokai Senko KK, Nagoya	102,000	135,411
# *	Tokyo Dome Corp.	671,000	3,121,442
	Tokyo Kaikan Co., Ltd.	12,000	64,669
	Tokyo Soir Co., Ltd.	49,000	143,190
	Tokyo Style Co., Ltd.	354,000	3,879,051
#	Tokyotokeiba Co., Ltd.	971,000	2,296,055
	Tokyu Recreation Co., Ltd.	77,000	451,971
#	Tomy Co., Ltd.	321,793	1,803,539
# *	Tonichi Carlife Group, Inc.	108,000	134,149
	Toppan Forms Co., Ltd.	43,100	454,171

	Topre Corp.	185,000	$1,531,996
*	Tosco Co., Ltd.	81,000	293,269
	Totenko Co., Ltd.	57,000	128,706
#	Touei Housing Corp.	92,440	927,893
#	Toyo Radiator Co., Ltd.	260,000	1,396,740
#	Toyo Tire & Rubber Co., Ltd.	730,000	3,982,829
	Tsukamoto Co., Ltd.	67,000	107,988
	Tsutsumi Jewelry Co., Ltd.	69,300	1,651,368
#	Unitika, Ltd.	1,673,000	2,091,626
	U-Shin, Ltd.	97,000	471,266
*	Verite Co., Ltd.	24,000	41,013
*	Victor Co. of Japan, Ltd.	403,000	966,669
	Watabe Wedding Corp.	29,500	480,326
#	Watami Food Service Co., Ltd.	144,800	2,221,646
	Wondertable, Ltd.	97,000	118,025
	Xebio Co., Ltd.	24,700	638,428
#	XNET Corp.	91	107,643
#	Yamatane Corp.	338,000	425,754
	Yamato International, Inc.	43,000	293,451
	Yellow Hat, Ltd., Tokyo	75,600	553,413
	Yokohama Reito Co., Ltd.	179,000	1,409,730
#	Yomiuri Land Co., Ltd.	276,000	1,237,465
	Yonex Co., Ltd.	41,000	257,691
#	Yorozu Corp.	75,400	911,700
	Yoshimoto Kogyo Co., Ltd.	120,000	1,743,664
#	Yoshinoya D&C Co., Ltd.	2,227	3,591,323
#	Zenrin Co., Ltd.	134,000	3,266,256
	Zensho Co., Ltd.	381,800	3,885,171
Total Consumer Discretionary			337,375,134

Consumer Staples — (6.8%)
#	Aderans Co., Ltd.	146,350	2,672,886
	Ahjikan Co., Ltd.	10,500	77,825
#	Ariake Japan Co., Ltd.	116,800	2,442,462
#	Asahi Soft Drinks Co., Ltd.	186,500	2,682,913
	Calpis Co., Ltd.	281,000	3,385,357
	Cawachi, Ltd.	83,400	2,309,478
	CFS Corp.	90,500	325,174
#	Chubu Shiryo Co., Ltd.	91,000	835,098
	Chuo Gyorui Co., Ltd.	93,000	288,651
	Coca-Cola Central Japan Co., Ltd.	311	2,370,055
	CVS Bay Area, Inc.	55,000	104,445
#	DyDo Drinco, Inc.	57,200	2,254,005
#	Echo Trading Co., Ltd.	11,000	103,481
	Ensuiko Sugar Refining Co., Ltd.	103,000	216,119
	Fancl Corp.	244,600	3,434,961
# *	First Baking Co., Ltd.	140,000	159,354
#	Fuji Oil Co., Ltd.	304,700	2,247,585
	Fujicco Co., Ltd.	121,600	1,296,503
# *	Fujiya Co., Ltd.	564,000	1,014,377
	Hagoromo Foods Corp.	41,000	380,429
	Harashin Narus Holdings Co., Ltd.	63,100	747,880

# *	Hayashikane Sangyo Co., Ltd.	267,000	$273,933
#	Heiwado Co., Ltd.	209,000	3,417,349
# *	Hohsui Corp.	120,000	172,025
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	511,157
#	Hokuto Corp.	113,300	1,872,421
#	Inageya Co., Ltd.	179,000	1,424,999
	Itochu Shokuh Co., Ltd.	44,300	1,396,323
	Itoham Foods, Inc.	729,000	3,201,342
	Izumiya Co., Ltd.	300,000	1,843,606
	J-Oil Mills, Inc.	563,000	1,800,603
	Kameda Seika Co., Ltd.	71,800	921,253
#	Kasumi Co., Ltd.	216,000	1,144,935
#	Katokichi Co., Ltd.	549,300	2,578,478
#	Key Coffee, Inc.	78,700	1,107,896
#	Kibun Food Chemifa Co., Ltd.	95,000	955,460
#	Kirindo Co., Ltd.	22,800	172,463
#	Kyodo Shiryo Co., Ltd.	313,000	408,285
#	Kyokuyo Co., Ltd.	380,000	697,991
#	Life Corp.	188,900	2,453,563
	Mandom Corp.	84,400	2,167,160
	Marudai Food Co., Ltd.	454,000	1,535,029
#	Maruha Group, Inc.	1,249,000	2,090,254
	Maruya Co., Ltd.	14,000	45,853
	Maxvalu Tohok Co., Ltd.	18,200	156,540
	Maxvalu Tokai Co., Ltd.	61,000	1,017,572
#	Meito Sangyo Co., Ltd.	79,900	1,624,296
	Mercian Corp.	424,000	916,674
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,105,297
#	Milbon Co., Ltd.	43,940	1,314,931
#	Ministop Co., Ltd.	100,000	1,744,986
#	Mitsui Sugar Co., Ltd.	477,850	1,656,016
#	Miyoshi Oil & Fat Co., Ltd.	246,000	407,122
#	Morinaga & Co., Ltd.	933,000	2,028,481
	Morinaga Milk Industry Co., Ltd.	875,000	3,377,661
#	Morishita Jinton Co., Ltd.	47,800	127,964
	Morozoff, Ltd.	110,000	330,351
#	Nagatanien Co., Ltd.	121,000	917,046
#	Nakamuraya Co., Ltd.	208,000	980,859
#	Nichimo Co., Ltd.	112,000	199,268
	Nichiro Corp.	494,000	745,973
#	Nihon Chouzai Co., Ltd.	23,000	388,386
	Niitaka Co., Ltd.	7,260	57,602
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,266,508
	Nippon Flour Mills Co., Ltd.	620,000	2,281,655
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	333,912
#	Nissin Sugar Manufacturing Co., Ltd.	152,000	298,960
	Nitto Flour Milling Co., Ltd.	64,000	195,117
	Oenon Holdings, Inc.	201,000	439,993
	Oie Sangyo Co., Ltd.	20,900	149,715
	Okuwa Co., Ltd.	156,000	1,912,209
	Olympic Corp.	66,700	415,240
	Oriental Yeast Co., Ltd.	103,000	598,755

	Pietro Co., Ltd.	10,300	$88,027
#	Pigeon Corp.	69,600	1,167,974
	Poplar Co., Ltd.	25,760	180,451
*	Posful Corp.	58,800	212,917
*	Prima Meat Packers, Ltd.	724,000	799,213
	Riken Vitamin Co., Ltd.	81,400	2,114,776
#	Rock Field Co., Ltd.	42,100	593,876
#	Ryoshoku, Ltd.	157,300	3,632,363
#	S Foods, Inc.	103,500	869,386
#	Sakata Seed Corp.	175,600	2,311,661
	Seijo Corp.	33,600	752,917
# *	Seiyu, Ltd.	1,479,000	1,273,432
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	954,069
	Shoei Foods Corp.	44,000	216,372
#	Showa Sangyo Co., Ltd.	620,000	1,453,272
#	Snow Brand Milk Products Co., Ltd.	924,500	2,707,325
	Snow Brand Seed Co., Ltd.	30,000	114,272
	Sogo Medical Co., Ltd.	23,500	627,725
	Sonton Food Industry Co., Ltd.	43,000	383,249
#	Sotetsu Rosen Co., Ltd.	70,000	278,122
	Starzen Corp.	286,000	691,363
#	Sugi Pharmacy Co., Ltd.	203,700	4,879,896
#	T.Hasegawa Co., Ltd.	142,700	2,505,543
	Takara Holdings, Inc.	365,000	2,087,411
*	The Maruetsu, Inc.	428,000	2,099,277
#	The Nisshin Oillio Group, Ltd.	601,000	3,230,508
	Three F Co., Ltd.	17,700	130,154
#	Tobu Store Co., Ltd.	220,000	664,900
	Toho Co., Ltd.	162,000	501,259
#	Tohto Suisan Co., Ltd.	120,000	286,890
#	Tokyu Store Chain Corp.	240,000	1,154,666
	Torigoe Co., Ltd.	80,000	561,015
*	Toyo Sugar Refining Co., Ltd.	157,000	170,820
	Tsukiji Uoichiba Co., Ltd.	57,000	112,784
	Tsuruha Holdings, Inc.	46,400	1,793,694
	U. Store Co., Ltd.	63,600	433,081
#	Unicafe, Inc.	14,260	198,545
#	Unicharm Petcare Corp.	50,000	2,096,371
	Unimat Offisco Corp.	87,400	1,055,607
#	Valor Co., Ltd.	178,400	2,073,514
	Warabeya Nichiyo Co., Ltd.	52,760	723,264
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	448,179
#	Yaoko Co., Ltd.	70,900	1,809,901
#	Yomeishu Seizo Co., Ltd.	102,000	1,075,854
	Yonekyu Corp.	100,500	1,026,267
	Yuasa Funashoku Co., Ltd.	112,000	290,138
#	Yukiguni Maitake Co., Ltd.	77,180	253,721
	Yutaka Foods Corp.	6,000	85,468
Total Consumer Staples			142,701,994

Energy — (1.0%)
#	AOC Holdings, Inc.	121,800	1,776,946

#	BP Castrol K.K.	69,800	$234,772
# *	Fuji Kosan Co., Ltd.	264,000	357,672
	Itochu Enex Co., Ltd.	330,300	2,301,844
	Japan Oil Transportation Co., Ltd.	79,000	201,346
	Kanto Natural Gas Development Co., Ltd.	202,000	1,282,993
#	Kyoei Tanker Co., Ltd.	115,000	448,390
	Mitsuuroko Co., Ltd.	234,200	1,506,775
#	Modec, Inc.	130,400	4,046,398
#	Nippon Gas Co., Ltd.	153,000	1,421,752
	Nippon Seiro Co., Ltd.	64,000	246,902
	Sala Corp.	121,000	593,840
	San-Ai Oil Co., Ltd.	266,000	1,170,972
#	Shinko Plantech Co., Ltd.	159,000	2,011,672
	Sinanen Co., Ltd.	266,000	1,409,029
#	Toa Oil Co., Ltd.	369,000	577,489
#	Toyo Kanetsu K.K.	478,000	1,138,907
Total Energy			20,727,699

Financials — (6.4%)
#	Azel Corp.	214,000	646,975
	Bank of the Ryukyus, Ltd.	125,080	1,999,909
#	Central Finance Co., Ltd.	341,000	952,162
	Century Leasing System, Inc.	186,200	2,267,655
#	Cosmo Securities Co., Ltd.	1,419,000	2,128,393
#	Credia Co., Ltd.	28,000	60,082
#	Daiko Clearing Services Corp.	51,000	351,985
	Fukushima Bank, Ltd.	790,000	805,757
	Fuyo General Lease Co., Ltd.	108,000	3,075,307
#	Gro-BeLS Co., Ltd.	177,000	295,661
	Higashi-Nippon Bank, Ltd.	643,000	2,465,560
	Hokkoku Bank, Ltd.	232,000	1,045,629
	Ichiyoshi Securities Co., Ltd.	165,000	1,873,510
*	Kakuei (L.) Corp.	100,000	864
	Keihanshin Real Estate Co., Ltd.	144,000	810,765
# *	Kenedix, Inc.	381	556,683
	Kirayaka Holdings, Inc.	98,000	158,524
#	Kiyo Holdings, Inc.	2,247,000	3,354,807
#	Kobayashi Yoko Co., Ltd.	30,400	266,769
#	Kosei Securities Co., Ltd.	295,000	401,803
# *	Kyushu-Shinwa Holdings, Inc.	1,490,000	605,034
#	Marusan Securities Co., Ltd.	263,000	2,654,939
	Meiwa Estate Co., Ltd.	89,300	1,050,737
#	Mito Securities Co., Ltd.	278,000	1,043,472
	Mitsubishi UFJ Financial Group, Inc.	1	8,532
	Miyazaki Bank, Ltd.	507,000	2,031,913
*	New Real Property KK	43,900	—
*	Nichiboshin, Ltd.	1,190	1,028
#	NIS Group Co., Ltd.	82,425	409,313
	Nisshin Fudosan Co., Ltd.	81,100	1,045,892
#	Odakyu Real Estate Co., Ltd.	146,000	582,594
	Okasan Holdings, Inc.	142,000	841,553
#	OMC Card, Inc.	59,800	279,984

	Osaka Securities Finance Co., Ltd.	54,000	$154,496
#	Pocket Card Co., Ltd.	82,000	448,287
	Ricoh Leasing Co., Ltd.	107,900	2,263,644
*	RISA Partners, Inc.	152	292,766
#	Sankei Building Co., Ltd.	235,000	1,975,739
# *	Seven Seas Holdings Co., Ltd.	194,000	243,201
	Shikoku Bank, Ltd.	762,000	3,017,823
#	Shimizu Bank, Ltd.	32,900	1,369,641
*	Shinki Co., Ltd.	217,500	304,634
	Shoei Co., Ltd.	38,332	621,334
#	Suruga Corp.	134,600	2,360,746
#	Tachihi Enterprise Co., Ltd.	42,650	2,562,072
	Takagi Securities Co., Ltd.	208,000	691,249
	The Aichi Bank, Ltd.	35,000	3,521,141
	The Akita Bank, Ltd.	701,000	3,137,196
	The Aomori Bank, Ltd.	627,000	2,435,013
	The Awa Bank, Ltd.	158,000	767,027
#	The Bank of Ikeda, Ltd.	70,300	3,094,225
#	The Bank of Iwate, Ltd.	66,500	3,795,894
	The Bank of Nagoya, Ltd.	120,297	900,616
	The Bank of Okinawa, Ltd.	76,500	2,727,204
	The Bank of Saga, Ltd.	599,000	1,931,603
*	The Chiba Kogyo Bank, Ltd.	174,200	2,180,197
	The Chukyo Bank, Ltd.	751,000	2,295,176
	The Daisan Bank, Ltd.	637,000	2,081,496
	The Daito Bank, Ltd.	432,000	566,039
	The Ehime Bank, Ltd.	609,000	2,069,450
	The Eighteenth Bank, Ltd.	630,000	2,336,866
	The Fukui Bank, Ltd.	864,000	2,531,907
	The Hokuetsu Bank, Ltd.	898,000	2,171,588
	The Kagawa Bank, Ltd.	276,350	1,368,717
	The Kagoshima Bank, Ltd.	104,500	757,389
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,362,791
	The Kita-Nippon Bank, Ltd.	30,506	1,289,511
	The Michinoku Bank, Ltd.	538,000	1,692,314
	The Minato Bank, Ltd.	1,470,000	3,342,679
	The Nagano Bank, Ltd.	322,000	936,890
	The Nanto Bank, Ltd.	165,000	823,189
	The Ogaki Kyoritsu Bank, Ltd.	195,000	1,071,429
	The Oita Bank, Ltd.	517,000	3,035,284
#	TOC Co., Ltd.	443,950	3,718,031
	Tochigi Bank, Ltd.	396,000	2,196,804
	Toho Bank, Ltd.	799,000	3,228,245
#	Toho Real Estate Co., Ltd.	195,000	1,533,973
	Tohoku Bank, Ltd.	340,000	596,582
	Tokushima Bank, Ltd.	274,200	1,941,834
#	Tokyo Rakutenchi Co., Ltd.	227,000	842,515
#	Tokyo Theatres Co., Inc.	281,000	671,194
	Tokyo Tomin Bank, Ltd.	25,900	822,568
	Tokyu Community Corp.	49,400	1,487,063
#	Tokyu Livable, Inc.	132,300	2,563,723
	Tomato Bank, Ltd.	407,000	871,423

#	Tottori Bank, Ltd.	336,000	$914,186
# *	Towa Bank, Ltd.	833,000	1,476,986
#	Towa Real Estate Development Co., Ltd.	371,000	1,083,387
	Toyo Securities Co., Ltd.	315,000	1,140,259
	Yamagata Bank, Ltd.	615,000	3,222,023
	Yamanashi Chuo Bank, Ltd.	89,000	493,923
	Yuraku Real Estate Co., Ltd.	212,000	877,364
Total Financials			134,284,337

Health Care — (3.1%)
	Aloka Co., Ltd.	104,000	1,355,973
	As One Corp.	64,880	1,672,442
	ASKA Pharmaceutical Co., Ltd.	103,000	846,532
	Create Medic Co., Ltd.	28,000	268,998
	Eiken Chemical Co., Ltd.	81,000	722,235
	FALCO biosystems, Ltd.	35,200	284,499
#	Fuso Pharmaceutical Industries, Ltd.	330,000	891,874
	Hitachi Medical Corp.	138,000	1,428,228
	Hogy Medical Co., Ltd.	56,000	2,388,134
	Iwaki & Co., Ltd.	55,000	138,028
# *	Japan Medical Dynamic Marketing, Inc.	44,900	141,102
#	Jeol, Ltd.	275,000	1,222,913
	JMS Co., Ltd.	129,000	344,393
#	Kaken Pharmaceutical Co., Ltd.	397,000	3,134,395
	Kawamoto Corp.	4,000	16,208
	Kawanishi Holdings, Ltd.	7,400	93,856
	Kawasumi Laboratories, Inc.	45,000	296,586
	Kissei Pharmaceutical Co., Ltd.	196,000	3,642,325
	Kobayashi Pharmaceutical Co., Ltd.	27,400	921,336
#	Kyorin Co., Ltd.	203,000	2,803,236
	Miraca Holdings, Inc.	156,000	3,317,143
	Mochida Pharmaceutical Co., Ltd.	430,000	3,953,198
#	Nichii Gakkan Co.	124,500	1,931,952
	Nihon Kohden Corp.	159,000	3,157,796
	Nikkiso Co., Ltd.	243,000	1,860,825
#	Nippon Chemiphar Co., Ltd.	119,000	496,734
	Nippon Kayaku Co., Ltd.	121,000	963,387
	Nippon Shinyaku Co., Ltd.	243,000	2,124,886
#	Nipro Corp.	211,000	4,185,152
	Nissui Pharmaceutical Co., Ltd.	67,800	516,372
#	Paramount Bed Co., Ltd.	109,400	1,419,180
	Rion Co., Ltd.	5,000	32,711
#	Rohto Pharmaceutical Co., Ltd.	399,000	4,592,837
	Seikagaku Corp.	203,900	2,419,529
#	SSP Co., Ltd.	436,000	2,063,301
	Sundrug Co., Ltd.	29,600	677,973
	Torii Pharmaceutical Co., Ltd.	98,900	1,718,640
	Towa Pharmaceutical Co., Ltd.	57,800	2,901,276
# *	Toyama Chemicals Co., Ltd.	75,000	435,226
	Vital-Net, Inc.	146,300	937,470
	Wakamoto Pharmaceutical Co., Ltd.	102,000	382,628
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,526,232
Total Health Care			64,227,741

Industrials — (21.2%)
#	A&A Material Corp.	235,000	$299,906
#	Advan Co., Ltd.	102,100	898,374
	ADVANEX, Inc.	121,000	196,404
	Aeon Delight Co., Ltd.	71,400	2,525,503
	Aica Kogyo Co., Ltd.	243,000	2,615,220
#	Aichi Corp.	267,800	3,153,283
	Aida Engineering, Ltd.	273,000	1,633,190
	Airport Facilities Co., Ltd.	190,970	1,305,888
	Airtech Japan, Ltd.	26,700	218,683
	Alps Logistics Co., Ltd.	53,900	642,090
# *	Altech Co., Ltd.	23,000	87,395
#	Altech Corp.	38,150	492,252
#	Amano Corp.	283,000	3,436,217
	Ando Corp.	264,000	465,300
#	Anest Iwata Corp.	152,000	764,178
# *	Arai-Gumi, Ltd.	131,150	87,942
#	ART Corp.	38,000	1,179,880
#	Asahi Diamond Industrial Co., Ltd.	251,000	1,769,527
	Asahi Kogyosha Co., Ltd.	101,000	392,529
#	Asahi Pretec Corp.	126,550	3,585,527
	Asanuma Corp.	234,000	393,686
	Asia Air Survey Co., Ltd.	32,000	91,007
	Asunaro Aoki Construction Co., Ltd.	171,000	984,323
	Ataka Construction & Engineering Co., Ltd.	60,000	161,766
	Bando Chemical Industries, Ltd.	349,000	2,176,031
	Biken Techno Corp.	14,100	74,326
	Bunka Shutter Co., Ltd.	245,000	1,254,344
	Central Glass Co., Ltd.	617,000	3,181,878
#	Central Security Patrols Co., Ltd.	45,800	470,818
#	Chudenko Corp.	220,000	3,690,951
#	Chugai Ro Co., Ltd.	335,000	1,229,236
#	Chuo Denki Kogyo Co., Ltd.	92,000	820,331
#	CKD Corp.	236,000	2,421,319
	Commuture Corp.	157,202	1,110,955
#	Cosel Co., Ltd.	147,100	2,222,835
	CTI Engineering Co., Ltd.	45,100	310,641
	Dai-Dan Co., Ltd.	160,000	843,098
	Daihen Corp.	471,000	2,981,120
	Daiho Corp.	202,000	312,550
	Daiichi Chuo Kisen Kaisha	317,000	2,371,464
#	Dai-Ichi Jitsugyo Co., Ltd.	198,000	984,930
	Daimei Telecom Engineering Corp.	143,000	1,561,893
#	Daiseki Co., Ltd.	140,712	3,596,183
# *	Daisue Construction Co., Ltd.	316,500	231,894
	Daiwa Industries, Ltd.	173,000	1,343,982
	Danto Holdings Corp.	92,000	265,469
#	DENSEI-LAMBDA K.K.	70,084	784,786
	Denyo Co., Ltd.	93,000	984,814
	DMW Corp.	1,600	84,775

# *	Eneserve Corp.	110,900	$610,913
#	Enshu, Ltd.	215,000	394,905
	Freesia Macross Corp.	1,355,000	362,576
#	Fudo Tetra Corp.	619,800	666,995
#	Fuji Electric Engineering & Construction Co., Ltd.	41,000	80,668
*	Fujisash Co., Ltd.	106,300	127,045
#	Fujita Corp.	115,010	313,501
	Fujitec Co., Ltd.	312,000	2,112,960
	Fukuda Corp.	136,000	492,154
	Fukusima Industries Corp.	30,500	292,892
#	Fukuyama Transporting Co., Ltd.	959,000	4,462,625
	Funai Consulting, Co., Ltd.	102,000	638,272
#	Furukawa Co., Ltd.	1,428,000	2,918,051
	Furusato Industries, Ltd.	52,000	731,839
#	Futaba Corp.	163,800	3,637,902
	Gecoss Corp.	116,700	642,409
#	GS Yuasa Corp.	1,282,000	3,138,676
#	Hakuyosha Co., Ltd.	88,000	230,069
*	Haltec Corp.	62,000	59,411
#	Hamai Co., Ltd.	97,000	204,867
	Hanwa Co., Ltd.	745,000	3,569,140
	Hazama Corp.	293,600	350,348
	Hibiya Engineering, Ltd.	133,000	1,106,073
#	Hisaka Works, Ltd.	41,000	860,298
	Hitachi Metals Techno, Ltd.	57,500	332,292
#	Hitachi Plant Technologies, Ltd.	681,570	3,478,352
	Hitachi Tool Engineering, Ltd.	96,500	1,242,453
	Hitachi Transport System, Ltd.	358,000	4,111,172
	Hokuetsu Industries Co., Ltd.	96,000	339,753
	Hokuriku Electrical Construction Co., Ltd.	56,000	163,779
#	Hosokawa Micron Corp.	147,000	1,317,440
#	Howa Machinery, Ltd.	389,000	389,058
	IBJ Leasing Co., Ltd.	127,800	2,571,539
	Ichiken Co., Ltd.	105,000	251,214
#	Ichinen Co., Ltd.	73,000	408,028
#	Idec Corp.	135,500	2,005,492
#	Iino Kaiun Kaisha, Ltd.	355,000	4,486,244
	i-Logistics Corp.	91,000	237,591
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,193,503
	Inabata and Co., Ltd.	226,000	1,519,183
# *	Inoue Kogyo Co., Ltd.	425,000	344,835
#	Inui Steamship Co., Ltd.	83,000	1,343,284
# *	Iseki & Co., Ltd.	779,000	1,269,270
*	Ishikawa Seisakusho, Ltd.	154,000	145,909
*	Ishikawajima Construction Materials Co., Ltd.	43,000	72,607
	Ishikawajima Transport Machinery Co., Ltd.	73,000	362,171
#	Itoki Crebio Corp.	179,000	1,196,531
	Iwasaki Electric Co., Ltd.	266,000	642,401
#	Iwatani International Corp.	870,000	2,555,591
# *	J Bridge Corp.	276,000	199,896
#	Jalux, Inc.	44,400	808,514
	Jamco Corp.	84,000	817,261

# *	Japan Bridge Corp.	44,350	$109,819
#	Japan Cash Machine Co., Ltd.	102,115	958,050
	Japan Foundation Engineering Co., Ltd.	95,600	283,144
#	Japan Kenzai Co., Ltd.	95,940	590,089
	Japan Pulp & Paper Co., Ltd.	514,000	1,976,768
*	Japan Servo Co., Ltd.	80,000	372,258
	Japan Steel Tower Co., Ltd.	44,000	266,919
#	Japan Transcity Corp.	236,000	1,092,166
	K.R.S. Corp.	39,200	408,298
#	Kamagai Gumi Co., Ltd.	532,800	870,125
	Kamei Corp.	121,000	720,033
	Kanaden Corp.	121,000	723,860
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	921,008
	Kanamoto Co., Ltd.	114,000	1,009,425
#	Kandenko Co., Ltd.	150,000	793,091
# *	Kanematsu Corp.	1,481,625	2,231,679
# *	Kanematsu-NNK Corp.	125,000	153,236
#	Katakura Industries Co., Ltd.	119,000	2,143,761
	Kato Works Co., Ltd.	202,000	1,117,602
# *	Kawada Industries, Inc.	158,000	376,637
*	Kawagishi Bridge Works Co., Ltd.	38,000	144,362
*	Kawaguchi Metal Industries Co., Ltd.	11,000	50,111
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	627,321
# *	Kimmon Manufacturing Co., Ltd.	180,000	214,037
# *	Kimura Chemical Plants Co., Ltd.	61,000	571,718
#	Kinki Sharyo Co., Ltd.	212,000	720,836
	Kinsho Corp.	91,000	270,752
	Kintetsu World Express, Inc.	120,000	4,391,623
	Kioritz Corp.	239,000	668,823
#	Kitagawa Iron Works Co., Ltd.	344,000	690,438
#	Kitano Construction Corp.	258,000	610,280
	Kitazawa Sangyo Co., Ltd.	57,000	168,870
#	Kitz Corp.	420,000	3,670,295
	Koike Sanso Kogyo Co., Ltd.	155,000	1,322,629
	Koito Industries, Ltd.	102,000	355,602
*	Kokusai Kogyo Co., Ltd.	129,000	618,359
#	Komai Tekko, Inc.	109,000	244,597
	Komatsu Wall Industry Co., Ltd.	33,700	503,136
	Kondotec, Inc.	40,500	336,824
	Kosaido Co., Ltd.	79,000	514,145
	Kuroda Electric Co., Ltd.	112,900	1,738,701
#	Kyodo Printing Co., Ltd.	311,000	989,850
#	Kyoei Sangyo Co., Ltd.	97,000	310,559
#	Kyokuto Boeki Kaisha, Ltd.	82,000	235,334
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,130,217
	Kyosan Electric Manufacturing Co., Ltd.	218,000	794,507
	Kyowa Exeo Corp.	354,000	3,773,814
	Kyudenko Corp.	281,000	1,472,669
# *	Link Consulting Associates - Japan Corp.	63,500	116,066
# *	Lonseal Corp.	127,000	151,977
#	Maeda Corp.	641,000	2,476,819
	Maeda Road Construction Co., Ltd.	327,000	2,837,014

	Maezawa Industries, Inc.	59,300	$249,513
#	Maezawa Kaisei Industries Co., Ltd.	54,700	788,174
	Marubeni Construction Material Lease Co., Ltd.	78,000	139,028
	Maruka Machinery Co., Ltd.	28,100	256,040
	Maruwn Corp.	66,000	230,069
#	Maruyama Manufacturing Co., Inc.	150,000	421,042
	Maruzen Showa Unyu Co., Ltd.	335,000	1,223,550
#	Matsuda Sangyo Co., Ltd.	90,530	2,371,392
	Matsui Construction Co., Ltd.	98,600	459,410
*	Matsuo Bridge Co., Ltd.	72,000	79,406
	Max Co., Ltd.	188,000	2,758,374
#	Meidensha Corp.	785,050	2,364,296
# *	Meiji Machine Co., Ltd.	213,000	121,342
#	Meiji Shipping Co., Ltd.	109,000	807,543
	Meisei Industrial Co., Ltd.	29,000	97,383
#	Meitec Corp.	138,800	4,453,193
	Meito Transportation Co., Ltd.	22,000	169,704
# *	Meiwa Trading Co., Ltd.	140,000	352,300
*	Mirai Group Co., Ltd.	100,000	83,541
	Mitani Corp.	54,000	613,540
#	Mitsubishi Cable Industries, Ltd.	736,000	1,009,514
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	982,951
#	Mitsubishi Pencil Co., Ltd.	121,500	1,533,086
	Mitsuboshi Belting, Ltd.	281,000	1,514,689
#	Mitsui Matsushima Co., Ltd.	347,000	449,558
#	Mitsui-Soko Co., Ltd.	487,000	2,416,031
	Mitsumura Printing Co., Ltd.	95,000	333,512
#	Miura Co., Ltd.	148,600	4,514,411
	Miura Printing Corp.	19,000	52,138
*	Miyairi Valve Manufacturing Co., Ltd.	43,000	54,180
# *	Miyaji Engineering Group	203,000	229,279
# *	Miyakoshi Corp.	48,400	693,949
*	Mori Denki Mfg. Co., Ltd.	628,000	81,565
	Morita Corp.	163,000	875,347
	Moshi Moshi Hotline, Inc.	61,350	2,850,627
	Mystar Engineering Corp.	15,600	75,322
	NAC Co., Ltd.	28,900	297,474
#	Nachi-Fujikoshi Corp.	604,000	2,548,461
	Naikai Zosen Corp.	75,000	517,473
#	Nakano Corp.	103,000	242,922
#	Narasaki Sangyo Co., Ltd.	68,000	109,555
	NEC Leasing, Ltd.	72,600	1,220,731
	NEC System Integration & Construction, Ltd.	172,100	1,859,146
	New Tachikawa Aircraft Co., Ltd.	10,100	297,407
	Nichias Corp.	435,000	4,556,490
	Nichiban Co., Ltd.	125,000	438,456
#	Nichiha Corp.	126,180	1,422,702
#	Nihon Spindle Manufacturing Co., Ltd.	115,000	353,418
	Nikko Co., Ltd.	127,000	312,907
	Nippei Toyama Corp.	173,000	1,468,878
	Nippo Corp.	409,000	3,224,398
#	Nippon Carbon Co., Ltd.	406,000	2,449,650

# *	Nippon Conveyor Co., Ltd.	168,000	$150,270
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,630,920
	Nippon Denwa Shisetu Co., Ltd.	208,000	700,971
	Nippon Filcon Co., Ltd.	75,000	536,870
	Nippon Hume Corp.	91,000	348,409
	Nippon Jogesuido Sekkei Co., Ltd.	289	279,234
#	Nippon Kanzai Co., Ltd.	71,000	2,019,695
	Nippon Koei Co., Ltd., Tokyo	279,000	782,864
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,743,232
#	Nippon Parking Development Co., Ltd.	10,609	567,744
#	Nippon Seisen Co., Ltd.	95,000	664,877
#	Nippon Sharyo, Ltd.	506,000	1,050,499
	Nippon Shindo Co., Ltd.	50,000	93,936
	Nippon Signal Co., Ltd.	216,000	1,305,329
	Nippon Steel Trading Co., Ltd.	399,000	1,075,770
	Nippon Thompson Co., Ltd.	262,000	2,423,553
	Nippon Tungsten Co., Ltd.	82,000	230,574
	Nippon Yusoki Co., Ltd.	141,000	680,424
#	Nishimatsu Construction Co., Ltd.	979,000	3,187,640
	Nishi-Nippon Railroad Co., Ltd.	306,000	1,072,352
	Nishishiba Electric Co., Ltd.	101,000	220,205
	Nissei Corp.	107,400	1,373,424
	Nissei Plastic Industrial Co., Ltd.	68,000	392,116
#	Nissha Printing Co., Ltd.	108,200	3,006,861
	Nissin Corp.	351,000	1,262,780
	Nissin Electric Co., Ltd.	370,000	1,472,021
	Nitchitsu Co., Ltd.	60,000	298,793
	Nitta Corp.	104,200	2,127,707
	Nitto Boseki Co., Ltd.	870,000	2,469,110
#	Nitto Electric Works, Ltd.	154,800	2,218,856
	Nitto Kohki Co., Ltd.	78,300	1,792,487
#	Nitto Seiko Co., Ltd.	143,000	1,190,525
# *	Nittoc Construction Co., Ltd.	156,000	119,741
	Noda Corp.	33,800	125,169
#	Nomura Co., Ltd.	210,000	1,266,069
#	Noritz Corp.	177,100	2,699,250
# *	Oak Capital Corp.	649,354	346,904
	Obayashi Road Corp.	106,000	178,804
	Odakyu Construction Co., Ltd.	63,500	158,722
*	Ohmori Co., Ltd.	95,400	21,459
	Oiles Corp.	101,952	2,108,229
	Okabe Co., Ltd.	192,000	998,742
#	Okamoto Machine Tool Works, Ltd.	164,000	569,353
	Okamura Corp.	389,000	3,093,846
	Okano Valve Manufacturing Co.	58,000	466,891
#	Oki Electric Cable Co., Ltd.	117,000	238,246
	OKK Corp.	262,000	868,883
#	Okumura Corp.	789,000	4,412,485
#	O-M, Ltd.	107,000	827,886
	Onoken Co., Ltd.	72,800	1,046,377
#	Organo Corp.	203,000	3,962,248
#	Oriental Construction Co., Ltd.	65,900	196,181

	Original Engineering Consultants Co., Ltd.	9,000	$27,207
#	OSG Corp.	68,000	846,679
#	Oyo Corp.	110,400	1,408,216
	P.S. Mitsubishi Construction Co., Ltd.	76,800	245,350
# *	Pasco Corp.	242,500	454,162
#	Pasona, Inc.	1,474	2,050,614
#	Patlite Corp.	72,080	613,194
# *	Penta-Ocean Construction Co., Ltd.	864,000	1,432,750
# *	PIA Corp.	29,500	446,334
#	Pilot Corp.	156	1,517,973
#	Pronexus, Inc.	137,000	1,152,293
#	Raito Kogyo Co., Ltd.	199,000	518,486
#	Rasa Industries, Ltd.	277,000	724,340
	Rheon Automatic Machinery Co., Ltd.	64,000	203,724
	Riken Electric Wire Co., Ltd.	39,000	60,886
#	Ryobi, Ltd.	587,000	3,741,473
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	148,762
#	Sagami Railway Co., Ltd.	318,000	1,089,095
# *	Sailor Pen Co., Ltd.	127,000	135,770
	Sakai Heavy Industries, Ltd.	126,000	296,021
*	Sakurada Co., Ltd.	225,000	75,782
# *	Sanix, Inc.	161,700	427,491
	Sanki Engineering Co., Ltd.	268,000	1,756,661
#	Sanko Metal Industrial Co., Ltd.	118,000	212,887
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,698,797
#	Sankyu, Inc., Tokyo	229,000	1,265,770
	Sanritsu Corp.	17,800	158,439
	Sanyo Denki Co., Ltd.	219,000	1,253,028
	Sanyo Engineering & Construction, Inc.	48,000	251,928
	Sanyo Industries, Ltd., Tokyo	102,000	245,326
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	3,418,783
# *	Sata Construction Co., Ltd.	234,000	254,721
#	Sato Corp.	111,500	2,155,485
	Sato Shoji Corp.	67,000	563,059
	Sawafuji Electric Co., Ltd.	48,000	159,491
	Secom Joshinetsu Co., Ltd.	34,800	798,996
#	Secom Techno Service Co., Ltd.	44,500	1,578,505
	Seibu Electric Industry Co., Ltd.	67,000	334,327
#	Seika Corp.	274,000	731,372
# *	Seikitokyu Kogyo Co., Ltd.	335,000	259,679
	Sekisui Jushi Co., Ltd.	166,000	1,458,646
#	Senko Co., Ltd.	381,000	1,216,613
	Senshu Electric Co., Ltd.	37,300	829,053
#	Shibaura Mechatronics Corp.	175,000	965,947
#	Shibusawa Warehouse Co., Ltd.	266,000	1,423,502
	Shibuya Kogyo Co., Ltd.	84,500	688,886
	Shima Seiki Manufacturing Co., Ltd.	68,800	3,015,875
	Shin Nippon Air Technologies Co., Ltd.	87,280	529,504
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	601,188
#	Shinko Electric Co., Ltd.	509,000	1,479,093
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	829,463
#	Shinmaywa Industries, Ltd.	413,000	2,007,923

#	Shinnihon Corp.	215,900	$984,576
	Shinsho Corp.	291,000	987,705
#	Shinwa Kaiun Kaisha, Ltd.	540,000	4,712,696
	Shiraishi Corp.	25,000	21,579
	Sho-Bond Corp.	100,800	1,145,664
#	Shoko Co., Ltd.	324,000	452,356
#	Showa Aircraft Industry Co., Ltd.	114,000	1,372,350
#	Showa KDE Co., Ltd.	124,000	197,274
	Sintokogio, Ltd.	197,000	2,719,187
	Soda Nikka Co., Ltd.	67,000	269,018
	Sodick Co., Ltd.	187,000	1,272,764
	Space Co., Ltd.	75,320	565,118
	Subaru Enterprise Co., Ltd.	59,000	189,079
	Sugimoto & Co., Ltd.	35,000	545,532
# *	Sumitomo Coal Mining Co., Ltd.	851,500	748,060
	Sumitomo Densetsu Co., Ltd.	107,400	584,336
# *	Sumitomo Mitsui Construction Co., Ltd.	419,560	767,443
	Sumitomo Precision Products Co., Ltd.	180,000	885,959
	Sumitomo Warehouse Co., Ltd.	144,000	928,830
	Sun Wave Corp.	155,000	338,655
#	Suzuki Metal Industry Co., Ltd.	71,000	209,261
#	SWCC Showa Holdings Co., Ltd.	853,000	1,177,577
	Taihei Dengyo Kaisha, Ltd.	155,000	1,137,559
	Taihei Kogyo Co., Ltd.	264,000	1,287,257
# *	Taiheiyo Kaiun Co., Ltd.	167,000	464,451
# *	Taiheiyo Kouhatsu, Inc.	198,000	182,366
#	Taiho Kogyo Co., Ltd.	97,700	1,320,240
	Taikisha, Ltd.	129,000	1,707,116
	Taisei Rotec Corp.	271,000	451,489
	Takada Kiko Co., Ltd.	48,000	168,013
	Takano Co., Ltd.	53,400	495,255
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	544,717
	Takara Printing Co., Ltd.	39,055	369,104
#	Takara Standard Co., Ltd.	529,000	2,895,100
	Takasago Thermal Engineering Co., Ltd.	299,000	3,061,852
#	Takashima & Co., Ltd.	137,000	240,173
	Takigami Steel Construction Co., Ltd.	50,000	215,784
	Takisawa Machine Tool Co., Ltd.	191,000	378,762
#	Takuma Co., Ltd.	305,000	1,926,443
	Tanseisha Co., Ltd.	74,000	294,983
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	524,513
#	TCM Corp.	359,000	1,131,451
	Techno Associe Co., Ltd.	59,900	722,989
	Techno Ryowa, Ltd.	66,600	471,711
#	Teikoku Electric Manufacturing Co., Ltd.	27,300	676,634
# *	Tekken Corp.	535,000	777,107
	Teraoka Seisakusho Co., Ltd.	55,000	398,560
#	The Keihin Co., Ltd.	204,000	386,699
	The Kodensha Co., Ltd.	25,000	66,273
	The Nippon Road Co., Ltd.	333,000	562,832
	The Yasuda Warehouse Co., Ltd.	100,900	1,011,638
*	Toa Corp.	764,000	850,872

	Toa Doro Kogyo Co., Ltd.	155,000	$252,181
# *	Tobishima Corp.	1,365,500	815,447
	Tocalo Co., Ltd.	53,000	1,070,089
	Todentu Corp.	121,000	328,767
	Toenec Corp.	324,000	1,416,023
	Tokai Lease Co., Ltd.	86,000	150,107
	Tokimec, Inc.	272,000	610,800
	Toko Electric Corp.	88,000	279,522
	Tokyo Biso Kogyo Corp.	19,000	121,243
	Tokyo Energy & Systems, Inc.	129,000	973,863
#	Tokyo Kikai Seisakusho, Ltd.	312,000	917,321
	Tokyo Leasing Co., Ltd.	223,800	2,376,944
	Tokyo Sangyo Co., Ltd.	78,000	269,606
#	Tokyu Construction Co., Ltd.	366,290	1,999,272
	Toli Corp.	212,000	495,926
#	Tomoe Corp.	115,500	326,414
#	Tonami Transportation Co., Ltd.	340,000	990,705
#	Tori Holdings Co., Ltd.	2,969,000	563,747
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,291,528
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,087,365
#	Tosho Printing Co., Ltd.	249,000	715,395
	Totetsu Kogyo Co., Ltd.	125,000	775,408
# *	Toyo Construction Co., Ltd.	1,005,000	775,883
#	Toyo Electric Co., Ltd.	159,000	496,095
#	Toyo Engineering Corp.	661,000	3,628,206
#	Toyo Machinery & Metal Co., Ltd.	61,000	274,954
	Toyo Shutter Co., Ltd.	11,800	154,155
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	569,510
#	Trusco Nakayama Corp.	114,100	2,003,724
	Tsubakimoto Chain Co.	609,000	3,910,785
	Tsubakimoto Kogyo Co., Ltd.	97,000	349,025
#	Tsudakoma Corp.	204,000	881,855
#	Tsugami Corp.	272,000	1,236,307
	Tsukishima Kikai Co., Ltd.	152,000	1,359,347
	Tsurumi Manufacturing Co., Ltd.	96,000	930,225
	Tsuzuki Denki Co., Ltd.	75,000	253,424
	TTK Co., Ltd.	62,000	365,842
#	Uchida Yoko Co., Ltd.	175,000	794,197
	Ueki Corp.	47,000	86,507
#	Union Tool Co.	79,000	3,525,706
#	Utoc Corp.	99,000	586,303
# *	Venture Link Co., Ltd.	405,500	675,926
*	Wakachiku Construction Co., Ltd.	395,000	378,078
	Wavelock Holdings Co., Ltd.	31,500	137,702
	Weathernews, Inc.	20,000	90,597
	Yahagi Construction Co., Ltd.	154,000	577,652
	Yamato Corp.	82,000	251,249
	Yamaura Corp.	40,500	117,652
	Yamazen Co., Ltd.	315,000	2,015,607
#	Yokogawa Bridge Corp.	142,400	842,364
	Yondenko Corp.	136,800	689,470
	Yuasa Trading Co., Ltd.	800,000	1,263,533

	Yuken Kogyo Co., Ltd.	156,000	$552,970
	Yurtec Corp.	285,000	1,599,726
	Yushin Precision Equipment Co., Ltd.	49,940	928,592
Total Industrials			445,128,850

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	326,602
	Aiphone Co., Ltd.	72,800	1,118,302
# *	Allied Telesis Holdings K.K.	279,600	110,948
#	Alpha Systems, Inc.	43,500	936,259
#	Anritsu Corp.	446,000	1,955,193
	AOI Electronics Co., Ltd.	38,400	570,740
*	Apic Yamada Corp.	36,000	125,899
#	Arisawa Manufacturing Co., Ltd.	139,400	1,340,233
#	CAC Corp.	70,900	523,549
	Canon Electronics, Inc.	70,000	1,887,565
	Canon Finetech, Inc.	151,070	2,630,644
#	Capcom Co., Ltd.	217,500	4,668,175
#	Chino Corp.	162,000	494,084
	CMK Corp.	216,000	2,234,749
	Computer Engineering & Consulting, Ltd.	63,100	521,777
	Core Corp.	45,700	321,933
	Cresco, Ltd.	11,600	103,192
	Daiko Denshi Tsushin, Ltd.	23,000	44,089
#	Daiwabo Information System Co., Ltd.	62,000	776,307
#	Denki Kogyo Co., Ltd.	243,000	1,820,076
	DKK TOA Corp.	31,000	110,895
#	DTS Corp.	43,600	1,543,828
# *	Dwango Co., Ltd.	140	126,602
#	eAccess, Ltd.	4,747	2,460,224
	Eizo Nanao Corp.	77,600	2,566,890
*	Elna Co., Ltd.	97,000	167,678
#	Enplas Corp.	72,200	1,041,072
#	Epson Toyocom Corp.	437,000	2,989,473
	ESPEC Corp.	82,000	978,217
# *	FDK Corp.	436,000	644,888
	Fuji Soft, Inc.	131,400	2,714,142
*	Fujitsu Component, Ltd.	177	185,933
#	Fujitsu Fronttec, Ltd.	80,700	653,977
	Fuso Dentsu Co., Ltd.	16,000	68,168
#	Future System Consulting Corp.	1,504	768,164
# *	GMO Internet, Inc.	242,500	867,837
	Hakuto Co., Ltd.	82,500	1,205,561
	Hitachi Business Solution Co., Ltd.	43,200	266,969
	Hitachi Information Systems, Ltd.	150,600	3,403,520
#	Hitachi Kokusai Electric, Inc.	319,000	4,077,214
#	Hitachi Maxell, Ltd.	158,100	1,700,990
	Hitachi Software Engineering Co., Ltd.	194,800	3,913,535
	Hitachi Systems & Services, Ltd.	86,000	1,687,005
#	Hochiki Corp.	99,000	530,046
#	Hokuriku Electric Industry Co., Ltd.	316,000	580,547
#	Hosiden Corp.	255,600	3,648,300

	Icom, Inc.	51,000	$1,466,526
# *	Ikegami Tsushinki Co., Ltd.	174,000	270,621
#	Ines Corp.	177,200	1,278,388
	I-Net Corp.	47,800	360,807
#	Information Services International-Dentsu, Ltd.	106,600	1,100,754
	INTEC Holdings, Ltd.	180,128	2,590,193
#	Invoice, Inc.	40,368	1,364,909
#	Ishii Hyoki Co., Ltd.	24,300	450,111
# *	Iwatsu Electric Co., Ltd.	311,000	392,040
	Japan Aviation Electronics Industry, Ltd.	316,000	4,566,227
	Japan Business Computer Co., Ltd.	76,900	677,305
#	Japan Digital Laboratory Co., Ltd.	116,500	1,512,621
	Japan Radio Co., Ltd.	446,000	1,583,253
	Jastec Co., Ltd.	63,000	572,150
	JBIS Holdings, Inc.	81,700	371,672
	JIEC Co., Ltd.	199	182,152
#	Kaga Electronics Co., Ltd.	100,000	1,720,286
# *	Kakaku.com, Inc.	24	63,811
	Kanematsu Electronics, Ltd.	85,300	727,911
*	Kasuga Electric Works, Ltd.	44,000	39,513
	Kawatetsu Systems, Inc.	174	181,650
	Koa Corp.	152,800	2,130,047
#	Koei Co., Ltd.	244,400	4,170,938
# *	Kubotek Corp.	285	162,358
	Kyoden Co., Ltd.	160,000	468,952
	Kyowa Electronic Instruments Co., Ltd.	52,000	155,714
	Macnica, Inc.	62,500	1,555,883
	Marubun Corp.	98,700	1,136,507
#	Maruwa Co., Ltd.	34,000	573,246
	Maspro Denkoh Corp.	62,600	518,516
#	Megachips Corp.	89,600	1,620,826
# *	Meisei Electric Co., Ltd.	318,000	385,729
#	Melco Holdings, Inc.	9,000	181,669
#	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,835,300
#	Miroku Jyoho Service Co., Ltd.	107,000	271,444
	Mitsui High-Tec, Inc.	145,700	1,775,604
#	Mitsui Knowledge Industry Co., Ltd.	3,790	922,485
	Moritex Corp.	35,100	172,896
# *	Mutoh Holdings Co., Ltd.	164,000	974,203
# *	Nagano Japan Radio Co., Ltd.	85,000	150,594
	Nakayo Telecommunications, Inc.	49,000	159,766
	NEC Fielding, Ltd.	194,800	2,597,537
	NEC Mobiling, Ltd.	50,900	875,229
# *	NEC Tokin Corp.	392,000	1,372,501
#	Net One Systems Co., Ltd.	1,941	2,363,323
*	Netmarks, Inc.	523	106,901
	New Japan Radio Co., Ltd.	112,000	587,519
#	Nichicon Corp.	272,300	3,568,597
#	Nidec Sankyo Corp.	205,000	1,378,982
	Nihon Dempa Kogyo Co., Ltd.	72,400	4,233,631
#	Nihon Inter Electronics Corp.	94,700	340,060
	Nippon Avionics Co., Ltd.	83,000	278,315

#	Nippon Ceramic Co., Ltd.	89,000	$1,261,108
	Nippon Chemi-Con Corp.	443,000	4,371,077
	Nippon Systemware Co., Ltd.	30,000	146,313
	Nissho Electronics Corp.	81,600	617,345
# *	Niws Co. HQ, Ltd.	2,400	242,253
	Nohmi Bosai, Ltd.	191,000	1,171,586
	NS Solutions Corp.	30,800	863,944
#	NSD Co., Ltd.	178,600	3,008,886
	Okaya Electric Industries Co., Ltd.	73,000	559,800
# *	Oki Electric Industry Co., Ltd.	1,850,000	3,303,113
	Ono Sokki Co., Ltd.	105,000	818,580
	Origin Electric Co., Ltd.	107,000	613,466
#	Osaki Electric Co., Ltd.	131,000	835,893
	PCA Corp.	17,500	191,442
# *	Pixela Corp.	33,000	167,297
*	Pulstec Industrial Co., Ltd.	21,200	35,882
	Ricoh Elemex Corp.	77,000	623,737
	Rikei Corp.	22,500	54,536
	Riken Keiki Co., Ltd.	79,900	659,534
	Roland DG Corp.	61,400	2,705,291
#	Ryoden Trading Co., Ltd.	155,000	1,199,331
	Ryosan Co., Ltd.	128,300	3,388,748
	Ryoyo Electro Corp.	110,900	1,463,629
#	Sanken Electric Co., Ltd.	190,000	1,316,985
	Sanko Co., Ltd.	22,000	104,468
	Sanshin Electronics Co., Ltd.	111,000	1,560,935
	Satori Electric Co., Ltd.	57,880	746,568
	Sekonic Corp.	36,000	130,487
	Shindengen Electric Manufacturing Co., Ltd.	304,000	1,255,409
	Shinkawa, Ltd.	70,200	1,358,482
	Shinko Shoji Co., Ltd.	78,000	1,467,211
	Shizuki Electric Co., Inc.	103,000	342,116
#	Siix Corp.	43,000	976,020
	SMK Corp.	272,000	2,025,665
	Sokkisha Co., Ltd.	107,000	445,908
	Sorun Corp.	95,100	658,464
*	SPC Electronics Corp.	48,200	106,161
	SRA Holdings	51,000	801,336
	Star Micronics Co., Ltd.	177,400	5,100,092
#	Sumida Corp.	67,949	1,157,753
	Sumisho Computer Systems Corp.	172,700	3,503,776
#	SUNX, Ltd.	120,600	719,429
*	SystemPro Co., Ltd.	210	143,115
	Tachibana Eletech Co., Ltd.	64,100	664,213
#	Tamura Corp.	260,000	1,250,067
	Tamura Taiko Holdings, Inc.	194,000	494,777
# *	Teac Corp.	872,000	833,968
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	778,747
#	TIS, Inc.	158,600	3,416,864
	TKC Corp.	103,300	1,828,100
# *	Toko, Inc.	309,000	751,653
#	Tokyo Denpa Co., Ltd.	24,900	304,378

	Tokyo Electron Device, Ltd.	361	$647,685
#	Tomen Electronics Corp.	51,900	733,406
#	Tose Co., Ltd.	23,100	305,076
#	Totoku Electric Co., Ltd.	129,000	199,539
	Toukei Computer Co., Ltd.	28,410	365,768
	Towa Corp.	74,800	606,709
*	Towa Meccs Corp.	127,000	54,842
#	Toyo Corp.	113,600	1,681,563
#	Trans Cosmos, Inc.	167,900	3,104,398
	Trinity Industrial Corp.	56,000	388,439
	Tsuzuki Densan Co., Ltd.	22,500	94,271
#	Uniden Corp.	221,000	1,549,114
*	Union Holdings Co., Ltd.	148,000	224,465
	Yamaichi Electronics Co., Ltd.	64,400	433,744
	Yaskawa Information Systems Corp.	40,000	166,003
	Ye Data, Inc.	43,000	105,373
#	Yokowo Co., Ltd.	71,300	669,449
#	Zuken, Inc.	97,700	975,812
Total Information Technology			195,761,757

Materials — (8.5%)
	Achilles Corp.	688,000	1,111,411
	Adeka Corp.	359,000	3,595,901
	Agro-Kanesho Co., Ltd.	7,000	50,273
#	Aichi Steel Corp.	376,000	1,980,031
	Arakawa Chemical Industries, Ltd.	69,500	794,041
	Aronkasei Co., Ltd.	127,000	570,104
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,277,797
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	856,310
	Chugai Mining Co., Ltd.	875,900	506,031
	Chugoku Marine Paints, Ltd.	238,000	2,686,820
#	Chugokukogyo Co., Ltd.	105,000	143,797
*	Co-Op Chemical Co., Ltd.	163,000	178,483
#	Dai Nippon Toryo, Ltd.	501,000	756,543
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	370,829
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	307,140
	Daiken Corp.	450,000	1,407,681
	Daiki Aluminium Industry Co., Ltd.	148,000	730,936
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,440,694
#	Daio Paper Corp.	446,000	3,650,522
#	Daiso Co., Ltd.	383,000	1,446,010
	DC Co., Ltd.	117,000	663,049
	Dijet Industrial Co., Ltd.	81,000	173,109
	Dynapac Co., Ltd.	25,000	80,723
	FP Corp.	77,300	2,628,394
	Fujikura Kasei Co., Ltd.	97,000	950,230
	Fumakilla, Ltd.	87,000	247,854
	Geostar Corp.	43,000	75,922
	Godo Steel, Ltd.	556,000	2,113,138
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	696,336
	Harima Chemicals, Inc.	80,000	452,038

#	Hodogaya Chemical Co., Ltd.	288,000	$788,923
	Hokkan Holdings, Ltd.	215,000	823,323
#	Hokko Chemical Industry Co., Ltd.	90,000	324,439
#	Hokuetsu Paper Mills, Ltd.	658,000	3,352,569
#	Hokushin Co., Ltd.	64,000	166,681
	Honshu Chemical Industry Co., Ltd.	35,000	235,344
	Ihara Chemical Industry Co., Ltd.	155,000	404,082
#	ISE Chemicals Corp.	88,000	907,271
# *	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,728,191
#	Ishii Iron Works Co., Ltd.	110,000	236,497
	Japan Carlit Co., Ltd.	59,800	350,913
	JSP Corp.	109,600	1,465,692
#	Kanto Denka Kogyo Co., Ltd.	198,000	938,258
	Kasei (C.I.) Co., Ltd.	119,000	354,550
#	Katakura Chikkarin Co., Ltd.	43,000	119,938
	Kawasaki Kasei Chemicals, Ltd.	121,000	203,575
# *	Kishu Paper Co., Ltd.	267,000	467,799
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,204,340
#	Kohsoku Corp.	64,500	346,578
	Konishi Co., Ltd.	69,300	729,002
	Kumiai Chemical Industry Co., Ltd.	296,000	583,154
	Kureha Corp.	660,000	2,959,061
#	Kurimoto, Ltd.	458,000	1,304,595
#	Kurosaki Harima Corp.	293,000	1,049,767
#	MEC Co., Ltd.	62,800	637,799
	Mesco, Inc.	30,000	181,867
#	Mitsubishi Paper Mills, Ltd.	1,124,000	2,337,596
	Mitsubishi Shindoh Co., Ltd.	200,000	528,129
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,571,318
# *	Mitsui Mining Co., Ltd.	793,500	1,677,276
	Mory Industries, Inc.	154,000	636,255
#	Nakabayashi Co., Ltd.	185,000	359,389
	Nakayama Steel Works, Ltd.	454,000	1,134,561
#	Neturen Co., Ltd., Tokyo	158,000	2,023,156
#	Nichia Steel Works, Ltd.	179,900	743,229
#	Nichireki Co., Ltd.	96,000	325,078
	Nifco, Inc.	171,000	4,010,079
	Nihon Kagaku Sangyo Co., Ltd.	81,000	643,333
	Nihon Matai Co., Ltd.	111,000	219,284
#	Nihon Nohyaku Co., Ltd.	224,000	1,239,322
	Nihon Parkerizing Co., Ltd.	235,000	3,274,932
	Nihon Seiko Co., Ltd.	18,000	48,164
# *	Nippon Carbide Industries Co., Inc.	201,000	346,606
	Nippon Chemical Industrial Co., Ltd.	288,000	864,574
#	Nippon Chutetsukan K.K.	97,000	161,599
*	Nippon Chuzo K.K.	136,000	245,750
	Nippon Concrete Industries Co., Ltd.	157,000	338,617
#	Nippon Denko Co., Ltd.	382,000	2,976,501
	Nippon Fine Chemical Co., Ltd.	93,000	674,070
	Nippon Foil Mfg., Co., Ltd.	51,000	78,746
#	Nippon Kasei Chemical Co., Ltd.	364,000	748,006
#	Nippon Kinzoku Co., Ltd.	227,000	752,698

#	Nippon Koshuha Steel Co., Ltd.	449,000	$916,559
	Nippon Light Metal Co., Ltd.	361,000	790,274
#	Nippon Metal Industry Co., Ltd.	608,000	2,731,866
#	Nippon Paint Co., Ltd.	798,000	3,863,432
	Nippon Pigment Co., Ltd.	43,000	177,217
	Nippon Pillar Packing Co., Ltd.	85,000	778,515
	Nippon Soda Co., Ltd.	539,000	2,325,510
#	Nippon Valqua Industries, Ltd.	321,000	1,049,767
	Nippon Yakin Kogyo Co., Ltd.	406,000	3,644,816
	Nittetsu Mining Co., Ltd.	288,000	2,147,463
	Nitto FC Co., Ltd.	72,000	404,399
	NOF Corp.	719,000	3,226,662
#	Okamoto Industries, Inc.	412,000	1,479,311
#	Okura Industrial Co., Ltd.	216,000	585,645
	Osaka Organic Chemical Industry, Ltd.	67,700	368,095
	Osaka Steel Co., Ltd.	151,000	2,565,630
	Riken Technos Corp.	202,000	670,713
#	S Science Co., Ltd.	3,265,000	592,067
#	S.T. Chemical Co., Ltd.	102,700	1,275,354
	Sakai Chemical Industry Co., Ltd.	364,000	2,342,338
	Sakata INX Corp.	219,000	1,160,945
#	Sanyo Chemical Industries, Ltd.	410,000	2,616,195
#	Sanyo Special Steel Co., Ltd.	582,000	4,859,123
	Sekisui Plastics Co., Ltd.	352,000	1,108,703
	Shikoku Chemicals Corp.	207,000	1,178,849
	Shinagawa Refractories Co., Ltd.	229,000	865,360
	Shin-Etsu Polymer Co., Ltd.	286,100	3,308,418
#	Shinko Wire Co., Ltd.	189,000	362,003
	Showa Tansan Co., Ltd.	49,000	163,958
	Somar Corp.	43,000	160,821
#	Stella Chemifa Corp.	43,200	1,221,549
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	2,384,494
	Sumitomo Osaka Cement Co., Ltd.	286,000	703,181
	Sumitomo Pipe & Tube Co., Ltd.	111,000	792,272
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,190,428
#	Taisei Lamick Co., Ltd.	18,900	429,827
	Takasago International Corp.	348,000	2,092,157
	Takiron Co., Ltd.	249,000	775,010
	Tayca Corp.	154,000	458,685
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	2,022,315
	The Pack Corp.	67,900	1,308,682
# *	Titan Kogyo Kabushiki Kaisha	59,000	121,455
	Toagosei Co., Ltd.	921,000	3,324,229
	Toda Kogyo Corp.	162,000	649,376
	Tohcello Co., Ltd.	119,000	889,508
# *	Toho Rayon Co., Ltd.	511,000	2,907,379
	Toho Zinc Co., Ltd.	436,000	3,742,184
*	Tohpe Corp.	36,000	41,686
# *	Tokushu Tokai Holdings Co., Ltd.	518,580	1,140,681
	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,454,798
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,043,606
	Tokyo Tekko Co., Ltd.	162,000	840,058

Tomoegawa Paper Co., Ltd.	125,000	$360,375
Tomoku Co., Ltd.	302,000	643,664
Topy Industries, Ltd.	768,000	2,561,337
Toyo Ink Manufacturing Co., Ltd.	555,000	1,991,783
Toyo Kohan Co., Ltd.	335,000	2,071,355
TYK Corp.	145,000	337,115
Ube Material Industries, Ltd.	282,000	882,336
Wood One Co., Ltd.	173,000	1,142,252
Yamamura Glass Co., Ltd.	369,000	902,405
Yodogawa Steel Works, Ltd.	657,000	3,464,536
Yuki Gosei Kogyo Co., Ltd.	49,000	144,386
# Yushiro Chemical Industry Co., Ltd.	53,000	904,631
Total Materials		177,424,366

Utilities — (0.5%)
# Hokkaido Gas Co., Ltd.	215,000	541,801
Hokuriku Gas Co., Ltd.	99,000	286,198
Okinawa Electric Power Co., Ltd.	61,171	3,721,972
# Saibu Gas Co., Ltd.	1,331,000	2,975,185
Shizuoka Gas Co., Ltd.	265,000	1,257,215
Tokai Corp.	265,000	992,819
Total Utilities		9,775,190

TOTAL COMMON STOCKS		1,527,407,068

RIGHTS/WARRANTS — (0.0%)
* Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $1,695,000 FHLMC 5.875%, 05/15/16, valued at $1,270,492) to be repurchased at $1,249,720	$1,249	1,249,000

SECURITIES LENDING COLLATERAL — (27.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $36,134,851 FNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 12/01/33 to 07/01/37, valued at $25,302,818) to be repurchased at $24,810,405	24,807	24,806,684
@ Repurchase Agreement, Merrill Lynch 5.30%, 09/04/07 (Collateralized by $672,009,804 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 02/01/10 to 08/01/37 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 07/01/14 to 08/01/37, valued at $552,204,878) to be repurchased at $541,454,620	541,375	541,374,918

TOTAL SECURITIES LENDING COLLATERAL		566,181,602

TOTAL INVESTMENTS - (100.0%) (Cost $2,125,060,574)##		$2,094,837,670

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value ††

AUSTRALIA — (37.8%)
COMMON STOCKS — (37.7%)
	A.I., Ltd.	173,082	$41,081
#	ABB Grain, Ltd.	610,540	4,123,133
*	Acclaim Exploration NL	435,905	12,359
*	Adacel Technologies, Ltd.	113,249	52,581
*	Adamus Resources, Ltd.	284,933	116,310
#	ADCorp Australia, Ltd.	229,411	58,854
#	Adelaide Bank, Ltd.	443,609	5,645,541
	Adelaide Brighton, Ltd.	2,191,287	6,423,996
*	Admiralty Resources NL	2,558,090	837,856
	Adtrans Group, Ltd.	32,047	117,034
*	Advanced Magnesium, Ltd.	16,619	1,840
# *	AED Oil, Ltd.	319,063	1,947,920
	Aevum, Ltd.	387,674	1,000,287
*	AFT Corp., Ltd.	495,284	1,627
# *	Agenix, Ltd.	707,478	89,411
# *	Aim Resources, Ltd.	3,007,455	559,124
*	Ainsworth Game Technology, Ltd.	393,653	133,603
#	AJ Lucas Group, Ltd.	214,698	370,185
# *	Alchemia, Ltd.	565,630	356,614
#	Alesco Corp., Ltd.	298,850	3,346,868
*	Alkane Exploration, Ltd.	782,100	183,561
# *	Allegiance Mining NL	2,701,235	1,328,983
# *	Alliance Resources, Ltd.	1,027,029	1,153,868
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	125,235
# *	Amadeus Energy, Ltd.	737,757	433,840
	Amalgamated Holdings, Ltd.	369,847	1,960,336
	Amcom Telecommunications, Ltd.	1,135,725	176,287
	Ammtec, Ltd.	8,165	26,215
*	Anadis, Ltd.	136,900	16,185
*	Andean Resources, Ltd.	1,346,617	1,061,621
*	Anglo Australian Resources NL	1,799,335	120,955
	Ansell, Ltd.	602,086	6,459,479
*	Antares Energy, Ltd.	627,352	211,966
# *	Anzon Australia, Ltd.	1,169,500	1,450,439
	AP Eagers, Ltd.	33,899	441,720
#	APA Group	1,824,677	5,539,772
*	Aquila Resources, Ltd.	188,086	776,010
#	ARB Corporation, Ltd.	267,440	934,420
# *	ARC Energy, Ltd.	1,075,512	1,213,194
	Ariadne Australia, Ltd.	291,838	142,884

# *	Arrow Energy NL	2,258,440	$4,873,040
	ASG Group, Ltd.	128,045	134,749
*	Asian Pacific, Ltd.	454,331	46,191
#	Aspen Group, Ltd.	983,812	2,041,135
#	Astron, Ltd.	75,215	194,984
	Atlas Group Holding, Ltd.	416,827	305,980
#	Atlas South Sea Pearl, Ltd.	82,585	30,302
*	Aurora Oil and Gas, Ltd.	574,181	284,662
	Ausdrill, Ltd.	533,077	1,043,305
	Ausmelt, Ltd.	44,782	33,593
#	Auspine, Ltd.	210,501	1,061,487
	Ausron, Ltd.	60,281	2,273
	Austal, Ltd.	791,629	2,291,739
# *	Austar United Communications, Ltd.	5,107,520	6,092,385
#	Austereo Group, Ltd.	1,574,384	2,721,940
*	Austin Group, Ltd.	70,265	14,063
*	Austpac Resources NL	2,298,702	170,286
#	Australand Property Group	833,886	1,623,707
#	Australian Agricultural Co., Ltd.	1,043,457	2,291,384
#	Australian Infrastructure Fund	1,613,797	4,479,675
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,624,896
*	Australian Worldwide Exploration, Ltd.	1,845,281	4,929,303
*	Auto Group, Ltd.	41,309	6,086
# *	Automotive Holdings Group	103,804	339,286
# *	Autron Corporation, Ltd.	989,247	50,341
	Avatar Industries, Ltd.	195,019	286,592
*	Avexa, Ltd.	167,778	77,087
# *	AVJennings Homes, Ltd.	891,113	940,557
#	AWB, Ltd.	1,445,326	3,500,561
*	Babcock & Brown Environmental Investments, Ltd.	534,224	203,107
*	Babcock and Brown Communities, Ltd.	673,327	551,085
*	Ballarat South Gold, Ltd.	1,996	14,742
#	Bank of Queensland, Ltd.	456,004	6,911,492
*	Batavia Mining, Ltd.	34,868	3,405
#	Beach Petroleum, Ltd.	3,615,242	4,024,464
*	Beaconsfield Gold NL	89,078	18,226
*	Becton Property Group	345,884	1,268,239
*	Bemax Resources, Ltd.	2,936,157	551,432
#	Bendigo Bank, Ltd.	451,255	5,567,770
# *	Bendigo Mining NL	2,080,818	482,090
	Beyond International, Ltd.	61,256	47,628
# *	Biota Holdings, Ltd.	757,558	1,099,993
	Blackmores, Ltd.	66,470	1,197,879
*	Blina Diamonds, Ltd.	15,073	3,980
*	BMA Gold, Ltd.	710,924	61,095
# *	Bolnisi Gold NL	1,170,501	2,475,693
#	Boom Logistics, Ltd.	714,055	1,556,543
# *	Boulder Steel, Ltd.	1,667,795	517,521
*	BQT Solutions, Ltd.	659,898	85,328
#	Bradken, Ltd.	443,476	3,823,719
*	Breakaway Resporces. Ltd.	692,280	254,576
	Brickworks, Ltd.	78,257	848,081

	BSA, Ltd.	451,336	$266,883
#	Cabcharge Australia, Ltd.	491,485	3,990,316
*	Calliden Group, Ltd.	590,393	287,956
	Campbell Brothers, Ltd.	219,697	4,590,382
	Candle Australia, Ltd.	214,050	576,831
*	Cape Range Wireless, Ltd.	3,581,304	11,724
# *	Capral Aluminium, Ltd.	743,515	268,876
	Cardno, Ltd.	212,168	1,256,744
*	Carnarvon Petroleum, Ltd.	2,036,817	279,948
*	Carnegie Corp., Ltd.	706,760	62,915
	Cash Converters International, Ltd.	955,600	484,348
# *	CBH Resources, Ltd.	3,239,096	1,414,429
	CDS Technologies, Ltd.	13,276	10,322
	CEC Group, Ltd.	177,289	353,172
#	Cedar Woods Properties, Ltd.	90,386	362,429
*	Cellestis, Ltd.	395,742	777,541
	Cellnet Group, Ltd.	154,345	89,955
# *	Centamin Egypt, Ltd.	1,755,553	1,785,260
#	Centennial Coal, Ltd.	1,264,222	3,513,678
*	Centralian Minerals, Ltd.	41,182	1,508
*	Ceramic Fuel Cells, Ltd.	1,152,980	844,470
	Chandler Macleod, Ltd.	83,883	65,159
#	Charter Hall Group	1,095,800	2,468,912
*	Chemeq, Ltd.	166,742	11,327
# *	ChemGenex Pharmaceuticals, Ltd.	576,457	418,451
*	Chrome Corp., Ltd.	4,800	485
*	Circadian Technologies, Ltd.	64,591	64,789
*	Citigold Corp., Ltd.	2,561,146	823,236
#	City Pacific, Ltd.	614,968	1,946,110
*	Clinical Cell Culture, Ltd.	595,955	17,952
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	738,821
*	Clive Peeters, Ltd.	15,395	24,121
# *	Clough, Ltd.	2,019,486	905,862
*	Clover Corp., Ltd.	269,348	24,192
*	Cluff Resources Pacific NL	1,215,661	12,866
	CMI, Ltd.	81,810	88,270
*	CO2 Group, Ltd.	780,559	204,767
#	Coates Hire, Ltd.	1,086,100	4,843,996
	Codan, Ltd.	142,942	125,752
#	Coffey International, Ltd.	491,636	1,447,543
#	Collection House, Ltd.	385,044	249,185
#	Commander Communications, Ltd.	929,503	518,018
*	CommodiTel, Ltd.	2,410,294	39,336
# *	Compass Resources NL	523,704	1,534,463
*	Coneco, Ltd.	27,850	6,480
#	ConnectEast Group	5,166,635	7,330,450
*	Conquest Mining, Ltd.	976,783	589,354
#	Consolidated Minerals, Ltd.	833,699	2,771,597
	Consolidated Rutile, Ltd.	1,468,122	715,286
*	Coplex Resources NL	231,400	17,045
# *	Copperco, Ltd.	1,623,150	1,203,873
#	Corporate Express Australia, Ltd.	743,408	4,286,764

#	Count Financial, Ltd.	1,001,022	$2,346,021
	Coventry Group, Ltd.	129,401	371,455
#	CP1, Ltd.	297,500	168,546
*	CPI Group, Ltd.	68,585	19,956
#	Crane Group, Ltd.	258,257	3,672,984
	Credit Corp. Group, Ltd.	144,300	1,261,865
*	Crescent Gold, Ltd.	1,124,856	302,086
*	Croesus Mining NL	878,058	197,628
# *	CuDeco, Ltd.	273,378	737,852
*	Cue Energy Resources, Ltd.	452,354	88,450
*	Customers, Ltd.	3,251,890	557,615
*	Cytopia, Ltd.	187,724	96,536
	Danks Holdings, Ltd.	10,425	76,258
#	David Jones, Ltd.	1,811,835	7,676,011
# *	Deep Yellow, Ltd.	3,542,111	1,171,241
	Devine, Ltd.	580,457	568,741
*	Dioro Exploration NL	2,497,132	234,361
*	Dkn Financial Group, Ltd.	750	1,111
	Dominion Mining, Ltd.	418,308	970,457
	Downer EDI, Ltd.	956,944	5,071,847
*	Dragon Mining, Ltd.	1,665,100	149,103
*	Drillsearch Energy, Ltd.	1,263,357	179,209
#	DUET Group	2,459,415	6,798,409
#	Dyno Nobel, Ltd.	2,360,213	4,815,152
# *	Eastern Star Gas, Ltd.	2,177,532	824,500
*	Echelon Resources, Ltd.	7,950	5,929
*	Ellex Medical Lasers, Ltd.	162,000	104,840
*	Emporer Mines, Ltd.	1,284,668	71,042
#	Energy Developments, Ltd.	610,339	1,768,451
# *	Energy World Corp., Ltd.	4,669,617	3,625,298
*	engin, Ltd.	674,773	80,337
#	Envestra, Ltd.	3,567,552	3,242,580
*	Environmental Clean Technologies, Ltd.	13,473	1,321
*	Envirozel, Ltd.	710,966	302,358
*	Epsilon Energy, Ltd.	14,624	2,139
#	Equigold NL	747,635	1,319,610
# *	ERG, Ltd.	3,388,940	346,053
# *	Espreon, Ltd.	178,000	84,400
	Euroz, Ltd.	4,019	13,416
*	Falcon Minerals, Ltd.	595,369	164,805
#	Fantastic Holdings, Ltd.	363,333	1,192,860
#	Felix Resources, Ltd.	790,316	3,048,268
*	First Australian Resources, Ltd.	1,610,976	151,852
#	FKP, Ltd.	924,056	5,292,042
#	Fleetwood Corp., Ltd.	201,720	1,549,323
	Flight Centre, Ltd.	350,031	5,620,905
#	Forest Enterprises Australia, Ltd.	1,513,062	767,291
*	Forge Group, Ltd.	170,828	85,287
#	Funtastic, Ltd.	658,433	807,025
#	Futuris Corp., Ltd.	2,990,467	5,983,753
*	Gale Pacific, Ltd.	125,851	52,995
	Gazal Corp., Ltd.	104,542	206,461

# *	Genetic Technologies, Ltd.	830,383	$98,198
# *	Geodynamics, Ltd.	626,294	840,185
*	Gindalbie Metals, Ltd.	1,817,381	2,722,417
*	Giralia Resources NL	599,030	264,530
*	Glengarry Resources, Ltd.	768,955	71,751
*	Globe International, Ltd.	88,283	93,329
*	Gold Aura, Ltd.	61,645	4,259
*	Golden Gate Petroleum, Ltd.	480,988	125,701
*	Goldsearch, Ltd.	1,044,199	61,206
*	Goldstream Mining NL	564,840	216,487
	Gowing Bros., Ltd.	79,311	238,695
#	Graincorp, Ltd. Series A	240,483	2,107,872
# *	Grange Resources, Ltd.	422,979	799,846
	GRD, Ltd.	804,346	1,520,368
*	Great Gold Mines NL	17,866	437
#	Great Southern, Ltd.	1,324,686	2,540,214
*	Greater Pacific Gold, Ltd.	2,677,443	52,143
#	GUD Holdings, Ltd.	251,647	2,278,912
#	Gunns, Ltd.	1,457,920	3,879,346
*	GVM Metals, Ltd.	161,382	128,232
#	GWA International, Ltd.	1,166,276	4,069,490
	Hastie Group, Ltd.	385,000	1,350,711
*	Havilah Resources NL	255,570	395,849
#	Healthscope, Ltd.	967,031	4,347,782
*	Herald Resources, Ltd.	763,346	760,369
# *	Heron Resources, Ltd.	673,833	470,742
	HGL, Ltd.	99,995	180,143
# *	Highlands Pacific, Ltd.	2,651,500	303,020
#	Hills Industries, Ltd.	728,235	4,003,183
#	Home Building Society, Ltd.	130,458	1,868,837
*	Horizon Oil, Ltd.	2,936,144	749,486
#	Housewares International, Ltd.	521,039	978,450
#	HPAL, Ltd.	478,879	980,661
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	232,653
# *	Hyro, Ltd.	1,500,097	314,480
#	IBA Health, Ltd.	2,008,834	1,690,389
#	IBT Education, Ltd.	1,120,509	1,945,058
*	ICSGlobal, Ltd.	177,934	34,654
#	iiNet, Ltd.	487,339	666,190
#	Iluka Resources, Ltd.	974,850	4,420,567
#	Imdex, Ltd.	703,684	770,300
*	Imugene, Ltd.	474,785	85,033
#	Incitec Pivot, Ltd.	226,180	12,108,940
#	Independence Group NL	464,362	2,187,559
*	Independent Practitioner Network, Ltd.	457,414	111,950
*	Indo Mines, Ltd.	108,199	96,410
# *	Indophil Resources NL	1,510,858	1,081,776
# *	Industrea, Ltd.	2,261,223	763,070
#	Infomedia, Ltd.	1,307,138	658,410
	Institute of Drug Technology Australia, Ltd.	82,205	143,685
	Integrated Research, Ltd.	261,513	89,906
*	Intellect Holdings, Ltd.	48,362	3,880

*	Intermoco, Ltd.	2,462,900	$59,801
*	International All Sports, Ltd.	58,815	13,025
*	Intrepid Mines, Ltd.	320,115	59,835
*	Investika, Ltd.	3,500	12,952
#	Invocare, Ltd.	407,279	2,067,415
#	IOOF Holdings, Ltd.	269,945	2,200,839
#	Iress Market Technology, Ltd.	466,639	3,124,374
	IWL, Ltd.	231,277	1,195,493
*	Ixla, Ltd.	89,921	1,693
# *	Jabiru Metals, Ltd.	1,535,794	1,567,956
#	JB Hi-Fi, Ltd.	436,528	4,463,369
*	Jervois Mining, Ltd.	6,501,013	105,419
#	Jubilee Mines NL	494,194	6,205,544
*	Jumbuck Entertainment, Ltd.	7,000	6,822
#	Just Group, Ltd.	911,500	3,360,511
	K&S Corp., Ltd.	146,366	408,287
#	Kagara Zinc, Ltd.	831,710	3,446,418
*	Keycorp, Ltd.	215,466	55,105
# *	Kimberley Diamond Co. NL	1,696,958	924,231
*	Kings Minerals NL	1,545,562	959,927
#	Kingsgate Consolidated, Ltd.	374,761	1,405,268
	Kresta Holdings, Ltd.	507,262	120,663
# *	Lafayette Mining, Ltd.	3,463,956	121,889
*	Lakes Oil NL	8,526,651	76,857
	Lemarne Corp., Ltd.	30,790	74,250
*	Leyshon Resources, Ltd.	103,357	39,416
*	Life Therapeutics, Ltd.	393,649	119,838
	Lighting Corp., Ltd.	180,200	116,544
*	Lion Selection Ltd	151,880	182,730
	Lipa Pharmaceuticals, Ltd.	311,120	235,407
*	Longreach Group, Ltd.	92,007	2,544
	Lycopodium, Ltd.	30,000	100,595
# *	Lynas Corp., Ltd.	1,790,301	1,354,944
#	MacArthur Coal, Ltd.	764,173	4,335,682
#	MacMahon Holdings, Ltd.	2,127,439	2,649,996
# *	Macmin Silver, Ltd.	1,807,467	307,521
*	Macquarie Corporate Telecommunications, Ltd.	35,019	26,236
#	Macquarie Media Group, Ltd.	683,714	2,551,523
*	Magnesium International, Ltd.	60,138	2,628
# *	Marion Energy, Ltd.	892,824	790,503
	Maryborough Sugar Factory, Ltd.	2,512	5,714
*	Matrix Oil NL	2,091	374
	MaxiTRANS Industries, Ltd.	637,133	343,480
*	McGuigan Simeon Wines, Ltd.	528,112	802,145
	McMillan Shakespeare, Ltd	189,224	701,396
	McPherson’s, Ltd.	256,544	690,325
#	Melbourne IT, Ltd.	317,833	921,118
*	Mercury Mobility, Ltd.	232,538	56,145
# *	Mermaid Marine Australia, Ltd.	562,366	736,982
# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	54,937
# *	Metal Storm, Ltd.	2,280,892	236,005
#	MFS Diversified Group	425,546	316,648

#	MFS Living and Leisure Group	576,176	$422,810
#	MFS, Ltd.	674,980	2,492,569
# *	Midwest Corp., Ltd.	721,271	1,430,277
*	Mikoh Corp., Ltd.	611,820	198,589
	Mincor Resources NL	786,558	2,110,638
# *	Mineral Deposits, Ltd.	1,248,975	1,355,338
*	Mineral Securities, Ltd.	34,829	44,333
#	Mitchell Communications Group, Ltd.	892,141	852,064
# *	Molopo Australia, Ltd.	2,305,213	421,436
#	Monadelphous Group, Ltd.	345,529	3,797,597
*	Morning Star Gold NL	25,000	6,117
	Mortgage Choice, Ltd.	492,300	1,005,806
*	Mosaic Oil NL	1,892,182	215,611
# *	Mount Gibson Iron, Ltd.	3,240,121	4,013,952
*	Multiemedia, Ltd.	13,645,745	100,515
# *	Murchison Metals, Ltd.	413,000	1,460,025
# *	Murchison United NL	850,000	75,954
*	MXL, Ltd.	2,132,080	64,843
#	MYOB, Ltd.	1,540,742	1,523,146
	Namoi Cotton Cooperative, Ltd.	196,490	96,618
	National Can Industries, Ltd.	97,017	140,235
	National Hire Group, Ltd.	102,000	145,768
#	New Hope Corp., Ltd.	3,369,563	5,464,898
# *	Nexus Energy, Ltd.	1,775,189	2,574,407
# *	Niagara Mining, Ltd.	535,990	379,326
# *	Nido Petroleum, Ltd.	3,072,766	649,069
*	North Australian Diamonds, Ltd.	3,646,488	92,531
*	Norwood Abbey, Ltd.	326,063	12,531
# *	Novogen, Ltd.	391,594	608,704
#	Nufarm, Ltd.	410,674	4,705,091
*	NuSep, Ltd.	17,442	5,853
# *	Nylex, Ltd.	146,174	178,995
	Oakton, Ltd.	351,231	1,549,572
*	Occupational & Medical Innovations, Ltd.	31,208	15,340
# *	OceanaGold Corp.	554,539	1,384,282
#	Onesteel, Ltd.	1,339,697	6,640,320
*	Optiscan Imaging, Ltd.	37,101	12,253
# *	Orbital Corp., Ltd.	1,883,099	338,595
	OrotonGroup, Ltd.	79,968	197,712
#	Over Fifty Group, Ltd.	38,567	67,348
	Pacific Brands, Ltd.	2,102,119	5,800,510
# *	Pan Australian Resources, Ltd.	5,869,638	3,255,273
# *	Pan Pacific Petroleum NL	1,477,858	294,749
*	Panbio, Ltd.	58,078	17,002
	Paperlinx, Ltd.	1,840,157	5,090,160
*	Payce Consolidated, Ltd.	29,670	68,236
#	PCH Group, Ltd.	730,056	651,276
#	Peet, Ltd.	923,558	2,984,130
*	People Telecom, Ltd.	535,431	26,377
# *	Peplin, Ltd.	391,543	275,819
# *	Peptech, Ltd.	686,367	749,174
	Perilya, Ltd.	780,778	2,439,484

# *	Perseverance Corp., Ltd.	2,968,383	$208,197
*	Petra Diamonds, Ltd.	65,193	201,157
# *	Petsec Energy, Ltd.	639,916	694,206
# *	Pharmaxis, Ltd.	774,099	2,579,279
# *	Photon Group, Ltd.	78,462	402,675
*	Planet Gas, Ltd.	735,200	180,038
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	772,845	1,100,905
*	PMP, Ltd.	1,261,196	1,613,413
*	Polartechnics, Ltd.	396,423	150,375
#	Port Bouvard, Ltd.	433,220	669,018
# *	Portman, Ltd.	369,800	2,869,317
	PPK Group, Ltd.	99,965	78,033
*	Prana Biotechnology, Ltd.	195,424	44,018
# *	Precious Metals Australia, Ltd.	403,073	665,270
#	Primary Health Care, Ltd.	530,504	4,733,715
	Prime Television, Ltd.	421,327	1,249,387
# *	Progen Pharmaceuticals, Ltd.	190,880	615,630
	Programmed Maintenance Service, Ltd.	369,399	1,706,108
# *	pSvida, Ltd.	1,918,197	180,628
#	Ramsay Health Care, Ltd.	587,531	5,048,017
	Raptis Group, Ltd.	12,000	10,756
	RCR Tomlinson, Ltd.	448,851	885,904
#	Reckon, Ltd.	141,500	160,807
# *	Redflex Holdings, Ltd.	365,903	935,023
*	Redport, Ltd.	1,380,196	248,517
#	Reece Australia, Ltd.	251,463	5,663,565
*	Renison Consolidated Mines NL	1,364,371	63,442
*	Repcol, Ltd.	554,848	45,412
# *	Resolute Mining, Ltd.	965,575	1,114,996
*	Resonance Health, Ltd.	51,212	594
# *	Resource Pacific Holdings, Ltd.	860,300	1,260,805
	Reverse Corp., Ltd.	213,432	759,155
#	Ridley Corp., Ltd.	1,186,778	1,051,854
# *	Riversdale Mining, Ltd.	592,839	1,711,115
# *	Roc Oil Co., Ltd.	1,247,124	3,296,688
	Rock Building Society, Ltd.	25,092	104,750
	Ross Human Directions, Ltd.	143,511	70,210
# *	Rubicon Resources, Ltd.	50,164	5,117
#	Ruralco Holdings, Ltd.	69,600	227,745
#	SAI Global, Ltd.	600,131	1,609,473
*	Salinas Energy, Ltd.	684,885	257,811
*	Sally Malay Mining, Ltd.	747,085	2,445,082
#	Salmat, Ltd.	491,833	1,927,144
*	Samson Oil & Gas, Ltd.	677,329	101,906
	Schaffer Corp., Ltd.	33,766	249,373
	SDI, Ltd.	371,254	153,119
*	Seek, Ltd.	254,100	1,699,563
#	Select Harvests, Ltd.	164,364	1,293,508
# *	Senetas Corp., Ltd.	1,846,596	158,065
#	Servcorp, Ltd.	275,907	1,116,561
#	Service Stream, Ltd.	719,455	1,274,584

*	Shield Mining, Ltd.	72,292	$19,188
# *	Silex System, Ltd.	568,711	3,996,941
# *	Sino Gold Mining, Ltd.	722,503	3,557,306
*	Sino Strategic International, Ltd.	130,864	191,684
*	Sipa Resources International N.L.	250,000	22,433
# *	Sirtex Medical, Ltd.	216,786	637,760
#	Skilled Group, Ltd.	421,410	1,894,828
	SMS Management & Technology, Ltd.	264,793	1,445,111
#	Southern Cross Broadcasting (Australia), Ltd.	273,824	3,902,591
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	638,382
	Specialty Fashion Group, Ltd.	807,082	1,120,477
*	Sphere Investments, Ltd.	445,662	1,204,178
*	Sphere Investments, Ltd.	7,555	—
#	Spotless Group, Ltd.	904,373	3,181,241
*	ST Synergy, Ltd.	33,420	15,044
# *	St. Barbara, Ltd.	3,302,450	1,282,090
	Staging Connections Group, Ltd.	307,232	389,200
*	Starpharma Holdings, Ltd.	497,958	150,243
#	Straits Resources, Ltd.	799,500	2,879,665
*	Strategic Minerals Corp. NL	358,100	29,578
*	Strathfield Group, Ltd.	492,553	17,739
*	Structural Systems, Ltd.	129,682	278,898
	Stuart Petroleum, Ltd.	201,731	141,583
#	STW Communications Group, Ltd.	865,493	1,872,810
# *	Sundance Resources, Ltd.	5,993,157	2,324,730
#	Sunland Group, Ltd.	1,306,299	4,190,503
#	Super Cheap Auto Group, Ltd.	444,706	1,742,143
#	Sydney Attractions Group, Ltd.	83,067	386,200
# *	Sydney Gas, Ltd.	661,636	175,243
	Symex Holdings, Ltd.	311,160	177,821
*	Symex Holdings, Ltd.	44,451	25,467
	Talent2 International, Ltd.	402,414	921,478
# *	Tamaya Resources, Ltd.	1,972,779	415,900
*	Tandou, Ltd.	10,230	3,970
*	Tap Oil, Ltd.	626,490	950,676
#	Tassal Group, Ltd.	519,693	1,429,174
#	Technology One, Ltd.	1,235,590	1,079,218
*	Tectonic Resources NL	259,183	17,980
#	Ten Network Holdings, Ltd.	1,658,273	3,557,617
*	Tennant Creek Gold, Ltd.	418,423	212,286
	TFS Corp., Ltd.	582,530	471,797
	Thakral Holdings Group	2,527,142	2,181,803
#	The Reject Shop, Ltd.	106,726	1,207,962
#	Timbercorp, Ltd.	1,270,296	2,033,144
*	Toodyay Resources, Ltd.	20,163	363
*	Tooth & Co., Ltd.	153,000	8,014
*	Tower Australia Group, Ltd.	626,340	1,115,029
# *	Tox Free Solutions, Ltd.	256,486	457,930
#	Transfield Services, Ltd.	768,280	8,235,653
	Troy Resources NL	211,665	485,189
#	Trust Co., Ltd.	80,260	762,059

*	Unilife Medical Solutions, Ltd.	544,389	$109,047
*	Union Resources, Ltd.	1,290,000	21,040
#	United Group, Ltd.	495,348	7,020,725
*	Universal Resources, Ltd.	109,414	6,863
*	Unwired Group, Ltd.	892,774	233,722
	UXC, Ltd.	756,873	1,518,843
# *	Ventracor, Ltd.	1,048,486	539,381
*	Victoria Petroleum NL	747,800	88,525
*	View Resources, Ltd.	1,186,369	293,535
*	Village Life, Ltd.	203,651	6,002
	Village Roadshow, Ltd.	604,343	1,571,526
#	Vision Group Holdings, Ltd.	297,734	797,437
	Waterco, Ltd.	34,448	34,105
#	Watpac, Ltd.	416,151	1,801,373
#	Wattyl, Ltd.	378,352	1,022,437
*	Webjet, Ltd.	323,932	338,067
	Webster, Ltd.	135,392	153,970
*	Wedgetail Mining, Ltd.	904,454	125,035
*	Wentworth Holdings, Ltd.	316,666	54,565
# *	Western Areas NL	694,336	2,488,428
#	WHK Group, Ltd.	955,148	1,579,357
	Wide Bay Australia, Ltd.	47,718	474,240
	Willmott Forests, Ltd.	51,672	67,423
*	Zinc Co. Australia, Ltd.	120,894	53,431
TOTAL COMMON STOCKS			573,884,819

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	334,417	865,223

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,831	2,563
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	24,419
*	Aurora Oil and Gas, Ltd. Rights 11/01/07	57,418	3,760
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Options 02/08/12	14,656	4,918
*	Chrome Corp., Ltd. Options 09/30/09	1,600	38
*	Cluff Resources Pacific NL Rights 06/07/07	303,915	746
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	188
*	Geodynamics, Ltd. Rights 01/31/08	71,334	23,645
*	Gold Aura, Ltd. Options 03/31/09	10,274	227
*	Havilah Resources NL Issue 2007 Warrants 04/30/10	2,017	1,832
*	Horizon Oil, Ltd. Options 02/28/08	132,777	7,064
*	Lakes Oil NL Rights 09/21/07	2,842,217	2,326
*	Macmin Silver, Ltd. Options 10/30/08	56,483	3,698
*	Magnesium International, Ltd. Rights 05/31/12	13,667	447
*	Morning Star Gold NL Options 12/31/08	12,500	1,279
*	Nylex, Ltd. Options 12/08/09	37,267	14,336
*	OceanaGold Corp. Options 01/01/09	75,419	25,925
*	Thor Mining P.L.C. Warrants 06/15/09	16,736	1,301
*	Victoria Petroleum NL Rights 01/31/10	127,012	6,757

*	Waterco, Ltd. Rights 09/20/07	8,612	$70
TOTAL RIGHTS/WARRANTS			125,539

TOTAL — AUSTRALIA			574,875,581

HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
*	139 Holdings, Ltd.	620,000	25,756
	ABC Communications (Holdings), Ltd.	930,000	65,592
	Aeon Credit Service (Asia) Co., Ltd.	740,000	599,871
	Alco Holdings, Ltd.	1,468,000	905,857
	Allan International Holdings, Ltd.	592,000	103,021
	Allied Group, Ltd.	683,200	2,412,844
#	Allied Properties, Ltd.	12,686,000	2,619,310
*	A-Max Holdings, Ltd.	16,500,000	448,597
#	AMVIG Holdings, Ltd.	1,855,900	2,701,716
*	Anex International Holdings, Ltd.	152,000	8,046
*	Applied Development Holdings, Ltd.	1,243,000	100,592
*	APT Satellite Holdings, Ltd.	850,000	203,501
*	Artel Solutions Group Holdings, Ltd.	2,315,000	10,985
*	Artfield Group, Ltd.	466,000	80,682
	Arts Optical International Holdings, Ltd.	730,000	297,219
*	Asia Commercial Holdings, Ltd.	72,800	12,124
#	Asia Financial Holdings, Ltd.	2,768,908	1,600,450
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,920,444
	Asia Standard Hotel Group, Ltd.	25,610,000	400,250
	Asia Standard International Group, Ltd.	17,351,298	601,551
*	Asia TeleMedia, Ltd.	2,832,000	301,445
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	33,365
*	Asian Union New Media Group, Ltd.	28,920,000	675,003
*	Associated International Hotels, Ltd.	974,000	1,514,936
	Automated Systems Holdings, Ltd.	340,000	103,892
*	B.A.L. Holdings, Ltd.	974	11
	Baltrans Holdings, Ltd.	676,000	381,212
*	Beijing Development (Hong Kong), Ltd.	166,000	89,602
*	Belle International Holdings, Ltd.	619,120	710,615
*	Bestway International Holdings, Ltd.	801,600	46,444
*	Bossini International Holdings, Ltd.	3,871,500	243,543
	Bright International Group, Ltd.	710,000	65,668
*	Build King Holdings, Ltd.	375,756	18,477
# *	Burwill Holdings, Ltd.	2,553,200	469,616
	C C Land Holdings, Ltd.	1,132,000	1,255,616
#	Cafe de Coral Holdings, Ltd.	1,516,000	2,808,961
*	Capital Estate, Ltd.	14,160,000	351,345
	Capital Strategic Investment, Ltd.	12,032,500	548,540
*	Carico Holdings, Ltd.	2,948	102
	Cash Financial Services Group, Ltd.	427,018	34,922
*	Casil Telecommunications Holdings, Ltd.	1,420,000	218,679
*	CATIC International Holdings, Ltd.	5,332,000	412,201
	CCT Telecom Holdings, Ltd.	1,724,970	336,514
	CEC International Holdings, Ltd.	220,279	7,355
*	Celestial Asia Securities Holdings, Ltd.	639,054	93,026
	Century City International Holdings, Ltd.	39,346,000	1,154,792
	Champion Technology Holdings, Ltd.	4,271,748	898,136
	Chaoda Modern Agriculture (Holdings), Ltd.	3,853,500	2,968,088

	Chen Hsong Holdings, Ltd.	1,576,000	$ 1,272,475
	Cheuk Nang (Holdings), Ltd.	246,825	202,930
	Chevalier International Holdings, Ltd.	733,482	822,811
	Chevalier Pacific Holdings, Ltd.	355,250	206,214
*	Chia Hsin Cement Greater China Holding Corp.	642,000	282,666
# *	China Aerospace International Holdings, Ltd.	5,213,980	826,116
*	China Best Group Holding, Ltd.	9,296,000	196,187
*	China Credit Holdings, Ltd.	3,464,000	133,096
*	China Digicontent Co., Ltd.	2,710,000	3,475
	China Electronics Corp. Holdings Co., Ltd.	890,250	420,795
#	China Everbright International, Ltd.	3,023,200	1,175,087
#	China Foods, Ltd.	3,622,800	2,317,943
#	China Gas Holdings, Ltd.	7,602,500	2,553,694
# *	China Grand Forestry Resources, Ltd.	10,932,000	3,783,226
#	China Green (Holdings), Ltd.	1,529,200	1,296,054
*	China Haidian Holdings, Ltd.	4,061,000	564,944
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	216,768
*	China Investments Holdings, Ltd.	210,000	12,919
#	China Metal International Holdings, Ltd.	2,844,000	1,170,719
# *	China Mining Resources Group, Ltd.	9,768,100	1,626,001
*	China Motion Telecom International, Ltd.	5,080,000	508,153
	China Motor Bus Co., Ltd.	74,000	573,941
*	China Oil & Gas Group, Ltd.	1,573,200	214,611
	China Oriental Group Co., Ltd.	6,922,974	3,489,165
*	China Pharmaceutical Group, Ltd.	3,810,000	1,690,496
	China Power International Development, Ltd.	5,559,800	2,762,437
	China Rare Earth Holdings, Ltd.	2,313,700	637,510
	China Resources Logic, Ltd.	7,086,000	946,389
*	China Rich Holdings, Ltd.	676,000	31,995
*	China Sciences Conservational Power, Ltd.	210,400	19,427
*	China Sci-Tech Holdings, Ltd.	278,600	9,111
# *	China Seven Star Shopping, Ltd.	8,410,000	681,629
	China Shineway Pharmaceutical Group, Ltd.	1,927,800	1,273,925
# *	China Solar Energy Holdings, Ltd.	9,802,905	678,867
*	China Star Entertainment, Ltd.	440,292	16,092
#	China Wireless Technologies, Ltd.	2,576,000	959,435
	China Zirconium, Ltd.	1,164,000	173,331
*	Chinese People Gas Holdings Co., Ltd.	7,760,000	587,470
	Chinney Investments, Ltd.	1,144,000	159,625
	Chitaly Holdings, Ltd.	550,000	157,956
#	Chong Hing Bank, Ltd.	1,197,000	2,777,890
	Chow Sang Sang Holdings International, Ltd.	1,513,680	1,655,892
	Chu Kong Shipping Development Co., Ltd.	1,584,000	425,299
	Chuang’s China Investments, Ltd.	3,082,500	501,528
	Chuang’s Consortium International, Ltd.	3,534,884	652,723
	Chun Wo Holdings, Ltd.	2,002,926	408,820
	Chung Tai Printing Holdings, Ltd.	548,000	157,351
# *	CITIC 21CN Co., Ltd.	7,698,800	975,835
	City e-Solutions, Ltd.	186,000	30,849
	City Telecom (HK), Ltd.	1,402,000	339,592

# *	Clear Media, Ltd.	1,135,000	$1,162,436
*	Climax International Co., Ltd.	40,700	2,140
	CNT Group, Ltd.	3,182,693	124,041
#	Coastal Greenland, Ltd.	5,792,000	1,029,787
	COL Capital, Ltd.	480,240	413,556
#	Comba Telecom Systems Holdings, Ltd.	1,950,400	678,255
*	Compass Pacific Holdings, Ltd.	624,000	19,963
	Computer & Technologies Holdings, Ltd.	432,000	62,603
	Continental Holdings, Ltd.	98,825	26,496
	Convenience Retail Asia, Ltd.	64,000	27,944
#	COSCO International Holdings, Ltd.	3,030,600	3,095,280
#	Coslight Technology International Group, Ltd.	1,134,000	560,512
	Cosmos Machinery Enterprises, Ltd.	1,616,400	245,091
*	Crocodile Garments, Ltd.	1,539,000	107,592
	Cross-Harbour Holdings, Ltd.	586,520	649,347
*	Culturecom Holdings, Ltd.	9,183,000	220,584
	Daisho Microline Holdings, Ltd.	1,236,000	246,446
*	Dan Form Holdings Co., Ltd.	2,866,600	313,515
# *	Daqing Petroleum & Chemical Group, Ltd.	8,037,500	549,398
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	183,559
#	Dickson Concepts International, Ltd.	816,630	843,854
	Digital China Holdings, Ltd.	1,908,200	929,398
# *	DVN Holdings, Ltd.	2,398,516	433,632
*	Dynamic Global Holdings, Ltd.	3,522,000	109,757
	Dynamic Holdings, Ltd.	384,000	168,975
#	Dynasty Fine Wines Group, Ltd.	1,965,400	737,854
	Eagle Nice (International) Holdings, Ltd.	70,000	20,636
*	Easyknit Enterprises Holdings, Ltd.	2,930,000	91,272
*	Easyknit International Holdings, Ltd.	1,299,716	57,342
	EcoGreen Fine Chemical Group	1,112,000	535,015
*	Eforce Holdings, Ltd.	2,620,000	155,726
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	1,152,325
*	E-Kong Group, Ltd.	620,000	63,244
*	Emperor Capital Group, Ltd.	749,672	105,755
#	Emperor Entertainment Hotel, Ltd.	2,410,000	559,540
	Emperor International Holdings, Ltd.	3,748,360	1,114,607
*	Enerchina Holdings, Ltd.	3,068,800	191,816
*	ENM Holdings, Ltd.	3,816,000	245,228
*	EPI (Holdings), Ltd.	157,951	13,233
# *	eSun Holdings, Ltd.	2,167,600	1,390,530
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,458,981
*	Ezcom Holdings, Ltd.	72,576	447
	Fairwood Holdings, Ltd.	316,600	397,831
#	Far East Consortium International, Ltd.	4,040,750	1,763,122
*	Far East Hotels & Entertainment, Ltd.	1,853,000	82,010
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
#	First Natural Foods Holdings, Ltd.	2,055,000	297,328
	First Pacific Co., Ltd.	280,000	188,623
*	First Sign International Holdings, Ltd.	1,424,000	69,483
#	Fong’s Industries Co., Ltd.	1,470,000	1,089,480
*	Forefront International Holdings, Ltd.	658,000	76,790
*	Fortuna International Holdings, Ltd.	420,480	14,534

*	Founder Holdings, Ltd.	2,047,100	207,615
	Fountain Set Holdings, Ltd.	2,150,000	840,220
	Four Seas Food Investment Holdings, Ltd.	347,184	51,894
	Four Seas Mercantile Holdings, Ltd.	592,000	265,721
*	Frasers Property China, Ltd.	16,477,000	656,533
*	Freeman Corp., Ltd.	260,491	4,430
#	FU JI Food & Catering Services	1,152,200	3,400,240
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,643,845
*	Fujian Holdings, Ltd.	237,800	24,786
	Fujikon Industrial Holdings, Ltd.	912,000	426,077
# *	Fushan International Energy Group, Ltd.	5,614,000	2,285,197
#	Geely Automobile Holdings, Ltd.	5,938,100	899,143
*	Genesis Energy Holdings, Ltd.	5,810,000	356,478
	Get Nice Holdings, Ltd.	1,566,000	132,751
*	GFT Holdings, Ltd.	192,000	2,835
	Giordano International, Ltd.	4,322,000	2,088,614
	Global Bio-Chem Technology Group Co., Ltd.	5,466,600	2,390,939
	Global Green Tech Group, Ltd.	2,674,000	1,030,846
*	Global Tech (Holdings), Ltd.	5,612,000	35,985
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,329,463
	Gold Peak Industries (Holdings), Ltd.	1,059,250	161,704
*	Goldbond Group Holdings, Ltd.	2,609,500	284,206
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	75,382
#	Golden Meditech Company, Ltd.	1,500,119	710,356
	Golden Resorts Group, Ltd.	16,420,000	1,399,567
	Golden Resources Development International, Ltd.	1,456,500	154,551
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	618,158
	Golik Holdings, Ltd.	930,500	51,305
#	Grande Holdings, Ltd.	882,000	356,792
	Group Sense (International), Ltd.	2,448,000	156,941
	Guangnan Holdings, Ltd.	1,779,600	497,070
	Guangzhou Investment Co., Ltd.	3,476,000	963,655
*	Guo Xin Group, Ltd.	3,640,000	117,563
#	GZI Transport, Ltd.	4,266,700	2,832,289
	Hang Fung Gold Technology, Ltd.	1,860,482	344,807
	Hang Ten Group Holdings, Ltd.	1,705,850	157,987
*	Hans Energy Co., Ltd.	6,376,000	515,052
	Harbour Centre Development, Ltd.	593,000	1,069,775
# *	Heng Tai Consumables Group, Ltd.	2,798,000	534,133
*	Hi Sun Technology (China), Ltd.	3,684,000	1,006,009
	High Fashion International, Ltd.	268,000	127,390
#	HKC (Holdings), Ltd.	9,073,313	2,837,358
#	HKR International, Ltd.	3,715,936	2,578,596
#	Hon Kwok Land Investment Co., Ltd	1,132,535	440,262
*	Honesty Treasure International Holdings, Ltd.	6,280,000	369,938
	Hong Kong Catering Management, Ltd.	542,796	75,990
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	830,127
*	Hong Kong Parkview Group, Ltd.	1,130,000	108,687
# *	Hong Kong Pharmaceuticals Holdings, Ltd.	183,400	19,522
	Hongkong Chinese, Ltd.	3,320,000	686,259
*	Hop Hing Holdings, Ltd.	660,265	52,370

	Hsin Chong Construction Group, Ltd.	1,569,658	$249,473
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	642,313
	Huafeng Textile International Group, Ltd.	1,496,400	125,066
*	Hualing Holdings, Ltd.	12,708,000	1,078,982
#	Hung Hing Printing Group, Ltd.	1,603,275	862,200
	Hutchison Harbour Ring, Ltd.	17,106,000	1,272,120
*	Hycomm Wireless, Ltd.	4,709,000	78,601
#	I.T, Ltd.	2,734,000	553,334
	I-Cable Communications, Ltd.	4,440,000	895,739
# *	IDT International, Ltd.	6,240,183	244,538
*	Imagi International Holdings, Ltd.	3,037,000	740,685
#	Integrated Distribution Services Group, Ltd.	775,000	2,499,004
*	Interchina Holdings Co., Ltd.	15,155,000	341,420
	IPE Group, Ltd.	1,740,000	243,463
	ITC Corp., Ltd.	4,553,728	402,845
*	Jinhui Holdings Co., Ltd.	1,348,000	1,038,605
	Jiuzhou Development Co., Ltd.	2,632,000	355,254
	Joyce Boutique Holdings, Ltd.	1,530,000	76,780
*	Junefield Department Store Group, Ltd.	256,000	12,682
#	K Wah International Holdings, Ltd.	6,104,405	2,576,820
	Kader Holdings Co., Ltd.	545,600	35,203
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	42,903
	Kantone Holdings, Ltd.	7,744,894	837,112
*	Karl Thomson Holdings, Ltd.	1,238,000	272,506
	Karrie International Holdings, Ltd.	1,024,000	177,885
	Keck Seng Investments (Hong Kong), Ltd.	924,600	647,612
	Kee Shing Holdings	886,000	108,016
	Kin Yat Holdings, Ltd.	586,000	173,033
	King Fook Holdings, Ltd.	1,000,000	112,985
*	King Pacific International Holdings, Ltd.	1,404,200	21,970
	Kingdee International Software Group Co., Ltd.	638,000	606,872
	Kingmaker Footwear Holdings, Ltd.	1,476,955	175,126
#	Kingway Brewery Holdings, Ltd.	4,376,199	1,560,593
*	Kong Sun Holdings, Ltd.	2,198,000	7,047
*	KPI Co., Ltd.	396,000	27,557
	KTP Holdings, Ltd.	560,400	58,923
*	Kwoon Chung Bus Holdings, Ltd.	556,000	90,309
	Lai Fung Holdings, Ltd.	18,003,000	979,970
*	Lai Sun Development Co., Ltd.	36,841,000	1,119,506
*	Lai Sun Garment (International), Ltd.	4,010,000	344,729
	Lam Soon (Hong Kong), Ltd.	302,310	184,313
	Le Saunda Holdings, Ltd.	1,424,000	261,256
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,962
	Lee & Man Holdings, Ltd.	1,780,000	637,937
	Lerado Group (Holding) Co., Ltd.	1,602,000	182,812
*	LifeTec Group, Ltd.	3,969,000	134,885
	Lippo, Ltd.	1,171,760	1,051,896
	Liu Chong Hing Investment, Ltd.	829,200	1,222,035
	Luen Thai Holdings, Ltd.	1,345,000	174,562
	Luk Fook Holdings (International), Ltd.	1,192,000	768,929
#	Luks Industrial Group, Ltd.	1,301,555	1,427,177
	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	798,827

*	M Dream Inworld Group, Ltd.	3,054	$4
*	Macau Prime Properties Holdings, Ltd.	5,460,920	335,433
# *	Macau Success, Ltd.	5,560,000	598,644
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	114,953
*	Mae Holdings, Ltd.	11,100	1,457
	Magnificent Estates, Ltd.	12,744,000	480,899
*	Magnum International Holdings, Ltd.	112,500	38,653
	Mainland Headwear Holdings, Ltd.	765,600	255,377
#	Man Yue International Holdings, Ltd.	1,084,000	301,047
	Matrix Holdings, Ltd.	987,965	227,067
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,295,110
#	Mei Ah Entertainment Group, Ltd.	1,142,000	146,454
	Melbourne Enterprises, Ltd.	45,500	292,897
#	Midas International Holdings, Ltd.	774,000	135,362
#	Midland Holdings, Ltd.	2,078,000	1,465,326
	Min Xin Holdings, Ltd.	1,137,200	592,920
#	Mingyuan Medicare Development Co., Ltd.	5,978,100	999,312
# *	Minmetals Holdings, Ltd.	1,780,000	695,544
# *	Minmetals Resources, Ltd.	4,045,780	2,534,594
*	Mirabell International Holdings, Ltd.	436,000	188,443
#	Miramar Hotel & Investment Co., Ltd.	788,000	1,244,838
*	Morning Star Resources, Ltd.	1,845,000	34,482
*	Moulin Global Eyecare Holdings, Ltd.	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	438,885
*	Nan Hai Corp., Ltd.	181,172,743	4,324,482
	Nanyang Holdings, Ltd.	137,500	322,471
	National Electronics Holdings, Ltd.	2,156,000	148,902
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,082,014
#	Neo-China Group (Holdings), Ltd.	12,673,900	3,174,962
	New Century Group Hong Kong, Ltd.	11,523,680	411,099
*	New Island Printing Holdings, Ltd.	176,000	18,960
*	New Smart Energy Group, Ltd.	432,800	20,822
	New World Mobile Holdings, Ltd.	22,140	16,633
	Newocean Green Energy Holdings, Ltd.	513,120	52,028
	Next Media, Ltd.	6,410,000	1,835,958
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	124,373
#	Norstar Founders Group, Ltd.	3,256,000	1,209,434
*	Orient Power Holdings, Ltd.	804,000	19,384
#	Oriental Press Group, Ltd.	6,256,000	1,005,176
	Oriental Watch Holdings, Ltd.	610,000	252,863
#	Pacific Andes International Holdings, Ltd.	4,656,000	1,336,870
	Pacific Basin Shipping, Ltd.	1,202,000	2,156,593
#	Pacific Century Premium Developments, Ltd.	6,470,000	1,885,323
*	Pacific Plywood Holdings, Ltd.	886,000	38,137
	Paliburg Holdings, Ltd.	16,858,000	691,213
	Paul Y Engineering Group, Ltd.	62,822	10,606
#	Peace Mark Holdings, Ltd.	2,738,022	4,075,087
*	Pearl Oriental Innovation, Ltd.	775,200	107,684
	Pegasus International Holdings, Ltd.	226,000	42,214
	Perfectech International Holdings, Ltd.	571,450	82,932
#	Pico Far East Holdings, Ltd.	3,238,000	954,858
#	Playmates Holdings, Ltd.	5,047,000	584,201

	Pokfulam Development Co., Ltd.	234,000	$197,998
*	Pokphand (C.P.) Co., Ltd.	5,970,000	234,431
#	Poly Hong Kong Investment, Ltd.	3,438,000	3,439,949
*	Poly Investments Holdings, Ltd.	267,000	64,257
#	Ports Design, Ltd.	1,507,500	4,064,435
*	Premium Land, Ltd.	645,000	104,409
#	Prime Success International Group, Ltd.	4,538,000	2,884,701
	Proview International Holdings, Ltd.	1,584,884	244,693
#	Public Financial Holdings, Ltd.	2,876,000	1,891,234
#	PYI Corp., Ltd.	4,094,129	1,706,246
*	Pyxis Group, Ltd.	1,936,000	57,116
	Qin Jia Yuan Media Services Co., Ltd.	1,303,382	607,053
*	QPL International Holdings, Ltd.	2,009,000	121,404
	Quality Healthcare Asia, Ltd.	478,995	193,407
	Raymond Industrial, Ltd.	675,400	136,767
#	Regal Hotels International Holdings, Ltd.	24,144,000	1,862,504
*	Riche Multi-Media Holdings, Ltd.	706,000	42,337
	Rivera Holdings, Ltd.	5,710,000	388,781
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,385,892
	Roadshow Holdings, Ltd.	1,456,000	147,494
	S.A.S. Dragon Holdings, Ltd.	1,696,000	284,927
#	Sa Sa International Holdings, Ltd.	3,260,000	1,084,468
	Safety Godown Co., Ltd.	408,000	283,710
*	San Miguel Brewery Hong Kong, Ltd.	612,800	132,006
*	Sanyuan Group, Ltd.	415,000	7,983
	SCMP Group, Ltd.	4,380,000	1,507,458
	Sea Holdings, Ltd.	832,000	627,163
*	Seapower Resources International, Ltd.	16,551,680	671,794
*	SEEC Media Group, Ltd.	2,550,000	98,099
# *	Shanghai Allied Cement, Ltd.	1,152,080	635,312
*	Shanghai Zenghai Property, Ltd.	13,402,000	837,053
	Shaw Brothers Hong Kong, Ltd.	780,000	1,477,385
	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,159,143
	Shenyin Wanguo (Hong Kong), Ltd.	1,212,500	2,151,921
#	Shenzhen International Holdings, Ltd.	25,905,700	2,988,322
	Shougang Concord Century Holdings, Ltd.	3,916,000	509,167
*	Shougang Concord Grand (Group), Ltd.	2,451,000	282,134
#	Shougang Concord International Enterprises Co., Ltd.	14,673,900	5,070,244
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	339,508
#	Shui On Construction & Materials, Ltd.	736,000	2,320,582
*	Shun Ho Resources Holdings, Ltd.	483,000	114,755
*	Shun Ho Technology Holdings, Ltd.	1,037,452	186,132
#	Silver Grant International Industries, Ltd.	5,033,000	1,216,488
	Sincere Co., Ltd.	505,500	33,379
	Sing Tao News Corp., Ltd.	1,842,000	354,740
#	Singamas Container Holdings, Ltd.	1,608,000	996,216
	Sino Biopharmaceutical, Ltd.	5,880,000	1,338,598
*	Sino Gas Group, Ltd.	3,277,600	163,086
	Sino Golf Holdings, Ltd.	438,000	47,146
*	Sino Prosper Holdings, Ltd.	2,390,000	81,981
	SinoCom Software Group, Ltd.	2,316,800	337,377

*	Sinocan Holdings, Ltd.	350,000	$1,751
*	Sino-i Technology, Ltd.	51,703,158	1,097,221
	Sinolink Worldwide Holdings, Ltd.	7,838,500	2,347,401
	Sinopec Kantons Holdings, Ltd.	2,451,700	758,737
# *	Skyfame Realty Holdings, Ltd.	2,737,750	649,597
	Skyworth Digital Holdings, Ltd.	5,303,700	680,770
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,647,479
*	SMI Publishing Group, Ltd.	250,511	482
*	Softbank Investment International (Strategic), Ltd.	7,398,000	180,254
	Solartech International Holdings, Ltd.	49,600	4,771
#	Solomon Systech International, Ltd.	6,810,000	568,061
	South China Financial Holdings	4,872,000	98,505
	South China (China), Ltd.	5,620,000	533,340
	Southeast Asia Properties & Finance, Ltd.	263,538	63,539
#	SRE Group, Ltd.	5,047,508	2,209,721
#	Starlight International Holdings, Ltd.	1,903,792	423,396
	Starlite Holdings, Ltd.	694,000	38,242
	Stelux Holdings International, Ltd.	1,307,702	155,508
*	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	188,103
	Sun Hung Kai & Co., Ltd.	2,913,600	4,000,899
*	Sun Innovation Holdings, Ltd.	14,203	3,399
	Sunway International Holdings, Ltd.	866,000	42,004
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	104,967
	Symphony Holdings, Ltd.	4,305,000	491,260
#	Tack Fat Group International, Ltd.	4,448,000	709,585
*	Tack Hsin Holdings, Ltd.	542,000	28,363
#	Tai Cheung Holdings, Ltd.	1,641,000	1,092,219
	Tai Fook Securities Group, Ltd.	1,506,000	867,270
	Tai Sang Land Development, Ltd.	576,984	282,011
*	Tak Shun Technology Group, Ltd.	3,723,200	449,295
	Tak Sing Alliance Holdings, Ltd.	2,909,865	933,317
#	Tan Chong International, Ltd.	1,212,000	350,506
*	TCC International Holdings, Ltd.	1,124,000	1,118,180
*	TCL Communication Technology Holdings, Ltd.	4,161,000	136,322
# *	TCL Multimedia Technology Holdings, Ltd.	12,608,300	777,690
*	Technology Venture Holdings, Ltd.	586,000	41,415
#	Techtronic Industries Co., Ltd.	1,010,000	1,139,705
*	Termbray Industries International (Holdings), Ltd.	2,304,900	449,295
	Tern Properties Co., Ltd.	61,200	39,086
	Texhong Textile Group, Ltd.	1,930,000	297,353
#	Texwinca Holdings, Ltd.	3,610,000	2,955,266
*	The Sun’s Group, Ltd.	25,506	5,051
	Tian An China Investments Co., Ltd.	3,081,275	3,984,976
	Tian Teck Land, Ltd.	1,098,000	786,751
	Tianjin Development Holdings, Ltd.	2,210,200	2,593,423
*	Tidetime Sun (Group), Ltd.	196,280	7,265
*	Titan Petrochemicals Group, Ltd.	10,420,000	812,873
*	Tomorrow International Holdings, Ltd.	1,296,420	53,217
	Tongda Group Holdings, Ltd.	8,210,000	527,601
	Tonic Industries Holdings, Ltd.	1,380,000	43,134
#	Top Form International, Ltd.	2,760,000	420,880

*	Topsearch International (Holdings), Ltd.	234,000	$20,502
	Tristate Holdings, Ltd.	188,000	62,452
	Truly International Holdings, Ltd.	1,288,000	2,368,551
	Tungtex (Holdings) Co., Ltd.	910,000	243,539
	Tysan Holdings, Ltd.	1,040,773	111,988
*	United Power Investment, Ltd.	5,696,000	304,785
	Universe International Holdings, Ltd.	573,339	16,558
	Upbest Group, Ltd.	3,280,000	433,320
	U-Right International Holdings, Ltd.	4,746,000	241,137
	USI Holdings, Ltd.	988,999	630,303
	Van Shung Chong Holdings, Ltd.	359,335	58,253
	Varitronix International, Ltd.	907,293	733,587
	Vedan International (Holdings), Ltd.	640,000	76,588
	Veeko International Holdings, Ltd.	1,420,000	44,799
#	Victory City International Holdings, Ltd.	1,787,856	575,572
	Vital Biotech Holdings, Ltd.	470,000	23,892
	Vitasoy International Holdings, Ltd.	2,805,000	1,189,478
*	VODone, Ltd.	2,216,000	661,259
# *	Vongroup, Ltd.	7,170,000	725,628
	VS International Group, Ltd.	1,068,000	42,378
	VST Holdings, Ltd.	2,202,000	848,218
	Vtech Holdings, Ltd.	330,000	2,498,515
	Wah Ha Realty Co., Ltd.	278,600	94,328
*	Wah Nam International Holdings, Ltd.	38,696	2,729
	Wai Kee Holdings, Ltd.	2,057,738	899,593
	Wang On Group, Ltd.	9,344,460	367,448
*	Warderly International Holdings, Ltd.	520,000	32,010
*	Willie International Holdings, Ltd.	9,856,000	96,073
*	Winfoong International, Ltd.	1,210,000	51,221
#	Wing On Co. International, Ltd.	802,000	1,286,989
*	Wing Shan International, Ltd.	896,000	74,910
	Wong’s International (Holdings), Ltd.	737,641	82,627
*	Wonson International Holdings, Ltd.	2,020,000	45,396
*	World Houseware (Holdings), Ltd.	605,700	30,294
#	Xinyi Glass Holding Co., Ltd.	3,170,000	3,457,221
	Y. T. Realty Group, Ltd.	965,000	252,747
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	180,401
*	Yaohan International Holdings, Ltd.	974,000	—
	Yau Lee Holdings, Ltd.	534,000	75,908
	YGM Trading, Ltd.	284,000	234,222
	Yip’s Chemical Holdings, Ltd.	1,176,000	755,651
	Yugang International, Ltd.	21,940,000	579,462
*	Yunnan Enterprises Holdings, Ltd.	240,000	25,293
TOTAL COMMON STOCKS			309,507,665

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	160,989
*	Asia Commercial Holdings, Ltd. Rights 09/18/07	58,240	6,722
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—

*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	$11,271
*	Cheuk Nang (Holdings), Ltd. Warrants 04/30/08	11,097	1,466
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	31,954
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	34,306
*	Global Bio-Chem Technology Group Co., Ltd. Rights 09/13/07	35,497	—
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	28,955
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	12,117
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	6,435
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	8,619
*	Matsunichi Communications Holdings, Ltd. Rights 08/17/07	638,000	—
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	191,400	—
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	40,022
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	225
TOTAL RIGHTS/WARRANTS			343,081

TOTAL — HONG KONG			309,850,746

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,684
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,684

NEW ZEALAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abano Healthcare Group, Ltd.	31,300	74,714
	AFFCO Holdings, Ltd.	1,806,887	480,436
	Cavalier Corp., Ltd.	283,674	616,989
	CDL Hotels New Zealand, Ltd.	1,387,344	777,756
	CDL Investments New Zealand, Ltd.	370,498	106,008
	Colonial Motor Co., Ltd.	126,795	312,212
	Ebos Group, Ltd.	149,477	519,926
#	Fisher & Paykel Appliances Holdings, Ltd.	1,310,460	3,392,905
	Fisher & Paykel Healthcare Corp.	1,022,800	2,426,425
	Freightways, Ltd.	599,375	1,659,782
#	Hallenstein Glassons Holdings, Ltd.	241,638	770,459
	Hellaby Holdings, Ltd.	225,492	418,342
	Horizon Energy Distribution, Ltd.	40,420	94,789
#	Infratil, Ltd.	1,155,600	2,365,958
#	Mainfreight, Ltd.	475,810	2,359,599
	Michael Hill International, Ltd.	156,746	1,100,174
	New Zealand Exchange, Ltd.	50,000	345,250
*	New Zealand Oil & Gas, Ltd.	1,265,327	922,550
	New Zealand Refining Co., Ltd.	467,742	2,362,287
	Northland Port Corp. (New Zealand), Ltd.	219,997	532,911
	Nuplex Industries, Ltd.	400,416	1,957,277
#	Port of Tauranga, Ltd.	601,252	2,956,534
	Provenco Group, Ltd.	524,201	203,129
#	Pumpkin Patch, Ltd.	606,913	1,509,819

#	Pyne Gould Guinness, Ltd.	974,384	$1,253,263
	Restaurant Brand New Zealand, Ltd.	369,175	217,473
*	Richina Pacific, Ltd.	309,644	97,660
*	Rubicon, Ltd.	995,760	719,431
#	Ryman Healthcare Group, Ltd.	2,510,698	3,564,658
	Sanford, Ltd.	418,047	1,332,686
	Scott Technology, Ltd.	60,843	81,030
*	Seafresh New Zealand, Ltd.	80,520	1,583
*	Skellerup Holdings, Ltd.	120,886	84,481
	Sky City Entertainment Group, Ltd.	1,197,041	3,844,564
	South Port New Zealand, Ltd.	30,744	58,816
#	Steel & Tube Holdings, Ltd.	404,138	1,278,092
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	39,649
*	Tenon, Ltd.	19,132	26,972
	Tourism Holdings, Ltd.	402,452	645,604
*	Tower, Ltd.	954,231	1,544,292
	Trustpower, Ltd.	12,900	74,766
	Warehouse Group, Ltd.	45,000	177,800
TOTAL COMMON STOCKS			43,309,051

RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	55,160	25,555
*	New Zealand Oil & Gas, Ltd. Rights 06/30/08	350,923	30,791
TOTAL RIGHTS/WARRANTS			56,346

TOTAL — NEW ZEALAND			43,365,397

SINGAPORE — (8.2%)
COMMON STOCKS — (8.1%)
*	Acma, Ltd.	3,040,700	189,501
*	Addvalue Technologies, Ltd.	1,043,000	75,247
#	Advanced Holdings, Ltd.	343,000	103,202
	AEM-Evertech Holdings, Ltd.	558,000	56,674
	Allgreen Properties, Ltd.	590,000	662,508
	Apollo Enterprises, Ltd.	193,000	251,329
	Aqua-Terra Supply Co., Ltd.	465,000	141,648
	Armstrong Industrial Corp.	1,460,000	416,460
*	ASA Group Holdings, Ltd.	586,000	42,111
	Ascott Group, Ltd.	683,000	697,537
*	ASI Marine Holdings, Ltd.	497,000	490,989
#	Asia Environment Holdings, Ltd.	503,000	198,121
*	Asia-Pacific Strategic Inv Ltd	1,410	241
	A-Sonic Aerospace, Ltd.	626,996	78,156
	Aussino Group, Ltd.	967,000	231,133
# *	Ban Joo - Company, Ltd.	550,000	55,925
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	582,376
	Best World International, Ltd.	246,000	176,192
	Beyonics Technology, Ltd.	1,945,800	528,504
	Bonvests Holdings, Ltd.	990,000	865,677
	BRC Asia, Ltd.	794,000	93,281

	Broadway Industrial Group, Ltd.	461,000	$219,423
*	Brothers (Holdings), Ltd.	252,314	65,188
	Bukit Sembawang Estates, Ltd	214,002	1,402,224
	CEI Contract Manufacturing, Ltd.	432,000	50,843
	Cerebos Pacific, Ltd.	457,000	1,180,840
	CH Offshore, Ltd.	1,304,200	706,756
# *	Chartered Semiconductor Manufacturing, Ltd.	860,000	603,497
	Chemical Industries (Far East), Ltd.	105,910	67,911
	China Dairy Group, Ltd.	1,502,000	408,290
	China Merchants Holdings Pacific, Ltd.	652,000	341,696
*	China Petrotech Holdings	460,000	137,253
#	Chip Eng Seng Corp., Ltd.	1,775,000	1,047,094
	Chosen Holdings, Ltd.	1,284,000	167,863
	Chuan Hup Holdings, Ltd.	4,385,000	1,019,555
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	38,897
*	Compact Metal Industries, Ltd.	643,000	12,818
	Cougar Logistics Corp.	482,500	198,016
	Courts Singapore, Ltd.	495,000	192,134
#	Creative Technology Co., Ltd.	181,150	706,092
*	CSC Holdings, Ltd.	1,829,000	394,767
	CSE Global, Ltd.	1,893,000	1,561,274
	CWT, Ltd.	1,384,500	785,236
#	Delong Holdings, Ltd.	856,000	1,800,412
*	Digiland International, Ltd.	12,033,000	236,991
	Eagle Brand Holdings, Ltd.	5,158,000	270,695
*	Eastern Asia Technology, Ltd.	1,844,260	151,086
*	Eastgate Technology, Ltd.	870,000	34,491
#	ECS Holdings, Ltd.	1,375,000	578,146
	Ellipsiz, Ltd.	453,000	129,552
*	Eng Wah Organisation, Ltd.	265,000	107,255
	Engro Corp., Ltd.	354,000	259,929
*	Enviro-Hub Holdings, Ltd.	1,086,666	346,418
*	Eu Yan Sang International, Ltd.	182,000	69,130
	Eucon Holdings, Ltd.	755,000	54,337
#	Ezra Holdings Pte, Ltd.	530,000	2,051,554
#	Federal International (2000), Ltd.	502,000	262,555
*	Firstlink Investments Corp., Ltd.	995,000	65,817
	Fischer Tech, Ltd.	244,000	45,284
	Food Empire Holdings, Ltd.	892,000	525,958
	Freight Links Express Holdings, Ltd.	3,893,000	255,159
	Frontline Technologies Corp., Ltd.	3,170,000	291,945
*	Fu Yu Manufacturing, Ltd.	2,273,750	403,816
	Fuji Offset Plates Manufacturing, Ltd.	33,750	14,600
	GB Holdings, Ltd.	200,000	145,546
	GK Goh Holdings, Ltd.	1,494,000	1,129,087
# *	Global Voice Group, Ltd.	2,054,000	235,822
	Goodpack, Ltd.	1,592,000	2,232,304
	GP Industries, Ltd.	3,120,209	1,050,437
	Hersing Corp., Ltd.	385,500	126,589
	Hiap Moh Corp., Ltd.	34,874	13,573
#	Hi-P International, Ltd.	1,684,000	762,675
	Ho Bee Investment, Ltd.	1,471,000	1,757,012

*	Hong Fok Corp., Ltd.	1,796,000	$1,720,824
*	Hong Fok Land, Ltd.	1,210,000	7,938
#	Hong Leong Asia, Ltd.	1,048,000	2,182,013
	Hotel Grand Central, Ltd.	1,016,814	707,435
	Hotel Plaza, Ltd.	1,189,000	1,598,456
	Hotel Properties, Ltd.	1,842,500	5,196,402
	Hour Glass, Ltd.	311,372	286,711
#	HTL International Holdings, Ltd.	1,839,843	1,038,367
	Huan Hsin Holdings, Ltd.	1,138,400	395,935
#	HupSteel, Ltd.	1,350,300	458,118
	Hwa Hong Corp., Ltd.	2,488,000	1,197,396
#	Hyflux, Ltd.	927,000	1,602,315
#	IDT Holdings, Ltd.	718,000	219,897
	IFS Capital, Ltd.	348,000	180,458
*	Informatics Education, Ltd.	1,339,000	65,753
*	Inno-Pacific Holdings, Ltd.	680,000	17,698
	Innovalues, Ltd.	1,040,000	364,567
	Internet Technology Group, Ltd.	874,408	45,594
*	Interra Resources, Ltd.	37,086	6,450
	Intraco, Ltd.	292,500	89,414
	IPC Corp., Ltd.	700,000	68,777
	Isetan (Singapore), Ltd.	122,500	364,160
	Jadason Enterprises, Ltd.	1,108,000	115,950
*	Jasper Investments, Ltd.	2,267,000	37,180
	Jaya Holdings, Ltd.	2,733,000	3,466,171
	JK Yaming International, Ltd.	907,000	220,153
#	Jurong Technologies Industrial Corp., Ltd.	1,590,600	720,130
	K1 Ventures, Ltd.	5,340,500	1,000,454
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	5,485,883
	Khong Guan Flour Milling, Ltd.	38,000	47,738
	Kian Ann Engineering, Ltd.	1,302,000	230,422
	Kian Ho Bearings, Ltd.	781,500	136,082
	Kim Eng Holdings, Ltd.	1,117,000	1,340,278
	Koh Brothers, Ltd.	1,494,000	425,169
	KS Energy Services, Ltd.	433,000	974,623
*	L & M Group Investments, Ltd.	7,107,100	23,312
#	Labroy Marine, Ltd.	3,343,000	4,337,147
	LanTroVision (S), Ltd.	1,676,250	77,115
	LC Development, Ltd.	2,041,254	628,587
	Lee Kim Tah Holdings, Ltd.	1,600,000	614,464
*	Liang Huat Aluminium, Ltd.	295,400	13,480
*	Lion Asiapac, Ltd.	473,000	80,622
	Low Keng Huat Singapore, Ltd.	1,116,000	456,613
	Lum Chang Holdings, Ltd.	1,134,030	282,540
*	Magnecomp International, Ltd.	931,000	548,628
*	Manhattan Resources, Ltd.	668,000	306,437
	Manufacturing Integration Technology, Ltd.	588,000	73,504
*	MDR, Ltd.	2,040,000	86,962
# *	Mediaring.Com, Ltd.	4,262,500	601,551
	Memtech International, Ltd.	1,322,000	156,224
	Metro Holdings, Ltd.	2,256,960	1,325,525
	Midas Holdings, Ltd.	1,148,000	1,066,756

#	Miyoshi Precision, Ltd.	553,500	$72,757
*	MobileOne, Ltd.	1,155,000	1,597,852
*	Multi-Chem, Ltd.	1,263,000	154,174
	Natsteel, Ltd.	414,000	453,250
	Nera Telecommunications, Ltd.	1,450,000	341,526
	New Toyo International Holdings, Ltd.	1,043,000	205,097
*	Orchard Parade Holdings, Ltd.	1,084,022	1,276,283
#	Osim International, Ltd.	1,965,600	771,490
	Ossia International, Ltd.	750,554	112,563
	Pan-United Corp., Ltd.	2,193,000	1,134,969
	Parkway Holdings, Ltd.	441,000	1,148,202
	PCI, Ltd.	734,000	230,634
	Penguin Boat International, Ltd.	320,000	47,239
	Pertama Holdings, Ltd.	459,750	149,641
#	Petra Foods, Ltd.	617,000	615,410
	Popular Holdings, Ltd.	1,813,000	351,062
	PSC Corp., Ltd.	6,578,067	474,439
	QAF, Ltd.	881,000	295,171
	Qian Hu Corp., Ltd.	408,200	49,366
	Raffles Education Corp., Ltd.	997,000	1,342,941
	Robinson & Co., Ltd.	284,832	848,866
	Rotary Engineering, Ltd.	2,273,600	1,877,409
	San Teh, Ltd.	838,406	299,524
	SBS Transit, Ltd.	1,011,000	2,016,491
#	SC Global Developments, Ltd.	331,000	1,148,418
*	Sea View Hotel, Ltd.	66,000	—
*	Seksun Corpororation, Ltd.	530,000	233,164
#	Sembawang Kimtrans, Ltd.	1,437,750	746,406
*	Sim Lian Group, Ltd.	951,000	429,562
	Sin Soon Huat, Ltd.	1,307,000	316,681
	Sing Investments & Finance, Ltd.	198,450	219,749
#	Singapore Food Industries, Ltd.	1,707,000	926,980
	Singapore Post, Ltd.	2,693,000	2,195,911
	Singapore Reinsurance Corp., Ltd	1,695,028	361,376
	Singapore Shipping Corp., Ltd.	1,930,000	506,093
	Singapura Finance, Ltd.	174,062	196,695
# *	Sinomem Technology, Ltd.	902,000	792,005
*	Sinwa, Ltd.	259,000	106,118
	SMB United, Ltd.	2,010,000	493,654
	SMRT Corp., Ltd.	1,088,000	1,241,407
	SNP Corp., Ltd.	466,495	324,533
	SP Chemicals, Ltd.	750,000	441,466
*	SP Corp., Ltd.	454,000	35,099
	Stamford Land Corp., Ltd.	3,229,000	1,195,321
*	Straco Corp., Ltd.	130,000	14,535
	Straits Trading Co., Ltd.	1,117,200	3,293,070
	Sunningdale Tech, Ltd.	1,332,000	344,431
*	Sunright, Ltd.	378,000	96,864
	Superbowl Holdings, Ltd.	980,000	188,567
	Superior Metal Printing, Ltd.	490,500	50,122
	Tat Hong Holdings, Ltd.	948,000	1,307,323
*	Thakral Corp., Ltd.	6,028,000	434,891

	Tiong Woon Corp. Holding, Ltd.	1,359,000	$885,974
	Transmarco, Ltd.	106,500	54,647
	Trek 2000 International, Ltd.	1,004,000	220,260
	TT International, Ltd.	2,742,480	376,917
*	Tuan Sing Holdings, Ltd.	3,362,000	661,601
*	Ultro Technologies, Ltd.	530,000	34,832
	UMS Holdings, Ltd.	941,000	349,046
#	Unisteel Technology, Ltd.	1,521,875	1,978,207
	United Engineers, Ltd.	846,666	1,834,754
*	United Envirotech, Ltd.	352,000	62,123
	United Overseas Insurance, Ltd.	188,250	471,493
*	United Pulp & Paper Co., Ltd.	708,000	118,393
# *	United Test & Assembly Center, Ltd.	2,655,000	2,044,150
	UOB-Kay Hian Holdings, Ltd.	1,681,000	2,292,910
	Vicom, Ltd.	120,000	137,858
#	WBL Corp., Ltd.	647,000	1,868,503
	Xpress Holdings, Ltd.	2,342,000	214,511
*	Yellow Pages (Singapore), Ltd.	299,000	236,160
	YHI International, Ltd.	1,134,000	298,095
*	Yoma Strategic Holdings, Ltd.	132,000	26,729
# *	Yongnam Holdings, Ltd.	1,970,000	564,411
*	Zhongguo Jilong, Ltd.	249,876	7,250
TOTAL COMMON STOCKS			123,592,653

RIGHTS/WARRANTS — (0.1%)
*	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	421,167
*	Eastgate Technology, Ltd. Warrants 05/14/12	174,000	2,854
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	3,995
*	Goodpack, Ltd. Warrants 07/16/09	199,000	100,522
*	LanTroVision (S), Ltd. Rights 09/21/07	3,352,500	125,360
*	Qian Hu Corp., Ltd. Rights 08/31/07	816,400	85,692
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	15,301
*	United Pulp & Paper Co., Ltd. Warrants 05/29/12	177,000	5,806
TOTAL RIGHTS/WARRANTS			760,697

TOTAL — SINGAPORE			124,353,350

UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
*	Thor Mining P.L.C.	32,186	4,954
	Tullow Oil P.L.C.	290,689	3,004,203

TOTAL — UNITED KINGDOM			3,009,157

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	—

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $5,345,000 FNMA 5.50%, 12/25/32, valued at $3,956,288) to be repurchased at $3,897,246	$3,895	3,895,000

SECURITIES LENDING COLLATERAL — (30.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $559,341,801 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/18 to 08/01/37, valued at $471,228,352) to be repurchased at $462,057,878	461,989	461,988,580

TOTAL INVESTMENTS - (100.0%) (Cost $1,206,314,011)##		$1,521,341,495

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (98.1%)
Consumer Discretionary — (17.5%)
	4imprint P.L.C.	96,735	$841,732
*	Abbeycrest P.L.C.	42,590	18,033
	Aga Foodservice Group P.L.C.	482,646	4,166,457
	Alba P.L.C.	184,693	618,079
	Alexandra P.L.C.	124,343	314,901
	Alexon Group P.L.C.	229,363	1,062,039
	Arena Leisure P.L.C.	1,411,547	1,717,967
	Avesco Group P.L.C.	44,438	104,149
	Avon Rubber P.L.C.	126,434	374,459
	Barratt Developments P.L.C.	7,452	139,942
	Beale P.L.C.	22,161	26,457
	Bellway P.L.C.	298,107	7,659,087
#	Blacks Leisure Group P.L.C.	181,058	1,141,965
	Bloomsbury Publishing P.L.C.	281,545	930,906
	Bovis Homes Group P.L.C.	496,620	7,726,389
	BPP Holdings P.L.C.	222,896	2,443,408
	Caffyns P.L.C.	6,000	131,863
	Carpetright P.L.C.	141,976	3,427,483
* #	Celtic P.L.C.	61,138	74,990
	Centaur Media P.L.C.	599,070	1,566,804
	Character Group P.L.C.	97,314	315,774
	Chime Communications P.L.C.	1,055,433	1,071,497
	Chrysalis Group P.L.C.	526,419	1,367,877
	Churchill China P.L.C.	30,000	200,732
	Clinton Cards P.L.C.	740,506	931,092
	Colefax Group P.L.C.	60,000	304,610
	Cosalt P.L.C.	54,491	355,144
	Creston P.L.C.	213,773	593,950
	Dawson Holdings P.L.C.	253,045	568,684
*	Dawson International P.L.C.	100,688	8,367
	Dignity P.L.C.	252,324	3,486,468
*	Entertainment Rights P.L.C.	2,258,940	1,347,678
	Euromoney Institutional Investor P.L.C.	360,841	3,943,854
	Findel P.L.C.	380,020	5,504,602
	First Choice Holidays P.L.C.	1,764,534	10,572,915
*	Forminster P.L.C.	43,333	3,276
	French Connection Group P.L.C.	384,233	1,487,716
	Fuller Smith &Turner P.L.C.	132,742	1,811,188
	Future P.L.C.	1,363,027	1,268,044

*	Galiform P.L.C.	2,349,090	$6,173,474
	Game Group P.L.C.	1,507,827	5,819,396
	Games Workshop Group P.L.C.	104,823	695,969
*	Gaskell P.L.C.	36,000	1,815
	GCAP Media P.L.C.	688,164	3,143,286
*	Global Natural Energy P.L.C.	11,004	19,746
	Greene King P.L.C.	411,407	8,350,154
	Halfords Group P.L.C.	954,932	7,829,007
	Haynes Publishing Group P.L.C.	14,703	95,605
	Headlam Group P.L.C.	317,864	3,715,764
	Henry Boot P.L.C.	424,450	2,081,986
*	Highbury House Communications P.L.C.	439,166	—
	HMV Group P.L.C.	1,650,324	4,119,607
	Holidaybreak P.L.C.	182,382	3,057,015
	Hornby P.L.C.	154,220	802,391
	Huntsworth P.L.C.	818,058	1,616,915
*	Instore P.L.C.	818,461	189,776
	J.D. Wetherspoon P.L.C.	552,111	6,530,592
	Jessops P.L.C.	461,640	121,243
	JJB Sports P.L.C.	949,037	4,029,085
	John David Group P.L.C.	126,388	996,250
	Johnston Press P.L.C.	476,099	3,712,493
	Kesa Electricals P.L.C.	28,332	177,371
*	Lambert Howarth Group P.L.C.	43,203	16,115
	Land of Leather Holdings P.L.C.	194,670	933,958
	Laura Ashley Holdings P.L.C.	2,887,571	1,462,841
	Lookers P.L.C.	709,211	2,333,392
	Luminar P.L.C.	295,294	4,228,505
	Mallett P.L.C.	46,337	191,793
	Manganese Bronze Holdings P.L.C.	68,818	1,187,786
	Marchpole Holdings P.L.C.	111,635	283,558
*	Mayflower Corp. P.L.C.	550,636	—
	Menzies (John) P.L.C.	244,534	2,803,455
	Mice Group P.L.C.	844,000	102,103
	Millennium and Copthorne Hotels P.L.C.	209,263	2,274,783
*	Monsoon P.L.C.	71,000	563,255
	Moss Bros Group P.L.C.	234,511	248,827
	Mothercare P.L.C.	305,941	2,449,656
	N Brown Group P.L.C.	1,002,689	5,689,622
	Next Fifteen Communications P.L.C.	25,000	38,654
*	Nord Anglia Education P.L.C.	130,842	821,221
	Northamber P.L.C.	75,888	103,281
* #	NXT P.L.C.	339,588	90,722
*	Owen (H.R.) P.L.C.	71,542	180,813
*	Pace Micro Technology P.L.C.	769,447	1,582,640
*	Partridge Fine Arts P.L.C.	26,127	21,862
#	Pendragon P.L.C.	2,285,154	3,506,206
	Photo-Me International P.L.C.	1,340,534	1,753,686
	Pinewood Shep P.L.C.	187,350	972,708
*	Pittards P.L.C.	60,985	7,109
	Portmeirion Group P.L.C.	22,856	150,669
*	Pressac P.L.C.	78,129	1,181

*	QXL Ricardo P.L.C.	70,899	$1,620,593
	Redrow P.L.C.	644,914	6,717,253
*	Regent Inns P.L.C.	459,957	708,447
	Restaurant Group P.L.C.	753,607	4,622,922
	SCS Upholstery P.L.C.	127,472	567,169
	Sinclair (William) Holdings P.L.C.	53,000	108,770
	Sirdar P.L.C.	69,754	49,583
#	SMG P.L.C.	965,594	876,547
	Smith News P.L.C.	635,227	1,879,155
*	Southampton Leisure Holdings P.L.C.	19,615	21,176
*	SPG Media Group P.L.C.	75,298	13,495
*	Sportech P.L.C.	1,995,849	553,130
	St. Ives P.L.C.	432,276	1,903,592
	St. Jame’s Place P.L.C.	56,601	395,085
*	Stylo P.L.C.	64,096	86,069
	Taylor Nelson Sofres P.L.C.	1,771,993	8,234,051
	Ted Baker P.L.C.	161,948	1,920,214
*	TG21 P.L.C.	85,507	9,494
*	Thomas Cook Group P.L.C.	1,643,447	9,476,901
*	Tinopolis P.L.C.	175,752	127,829
	Topps Tiles P.L.C.	783,092	3,624,957
*	Torotrak P.L.C.	449,280	293,641
*	Tottenham Hotspur P.L.C.	150,000	348,537
	UTV P.L.C.	217,432	1,820,874
	Victoria P.L.C.	12,000	74,162
	Vitec Group P.L.C.	150,307	1,794,667
	Wagon P.L.C.	227,775	233,762
*	Wembley P.L.C.	68,694	13,850
*	Westcity P.L.C.	96,111	80,062
	WH Smith P.L.C.	635,227	5,277,397
	Wilmington Group P.L.C.	356,207	1,696,381
	Woolworths Group P.L.C.	5,587,422	2,598,198
Total Consumer Discretionary			224,657,882

Consumer Staples — (4.3%)
	Anglo-Eastern Plantations P.L.C.	111,453	877,661
	Barr (A.G.) P.L.C.	66,137	1,588,527
*	Britvic P.L.C.	30,492	204,681
	Cranswick P.L.C.	179,621	2,853,558
	Dairy Crest Group P.L.C.	540,816	7,884,663
	Devro P.L.C.	623,198	1,105,565
	EMAP P.L.C.	14,761	270,422
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	4,782,607
	Marston’s P.L.C.	1,247,442	9,408,203
	McBride P.L.C.	935,102	3,620,302
	Nichols P.L.C.	66,550	340,503
	Northern Foods P.L.C.	2,023,798	4,194,807
	Premier Foods P.L.C.	1,020,492	4,978,766
	PZ Cussons P.L.C.	1,506,491	5,151,190
	R.E.A. Holdings P.L.C.	44,233	457,842
	Robert Wiseman Dairies P.L.C.	290,033	2,625,900

	Signet Group P.L.C.	102,550	$196,220
*	Swallowfield P.L.C.	15,000	25,237
	Thorntons P.L.C.	313,060	1,078,376
	Uniq P.L.C.	463,373	2,118,050
	Young & Co’s Brewery P.L.C.	10,000	506,535
#	Young & Co’s Brewery P.L.C. Class A	5,234	297,288
Total Consumer Staples			54,566,903

Energy — (7.2%)
	Abbot Group P.L.C.	896,741	5,230,773
	Anglo Pacific Group P.L.C.	342,167	1,105,318
	Burren Energy P.L.C.	422,639	6,924,484
*	Dana Petroleum P.L.C.	337,760	6,598,096
*	Emerald Energy P.L.C.	220,639	891,986
	Expro International Group P.L.C.	429,435	8,774,410
	Fisher (James) & Sons P.L.C.	192,145	2,636,942
*	Fortune Oil P.L.C.	5,933,254	724,992
	Hunting P.L.C.	441,804	6,492,583
	JKX Oil and Gas P.L.C.	592,186	4,648,224
	John Wood Group P.L.C.	1,504,358	10,985,551
	KBC Advanced Technologies P.L.C.	163,011	139,632
	Lupus Capital P.L.C.	429,989	167,270
	Melrose Resources P.L.C.	388,991	2,517,831
*	Premier Oil P.L.C.	335,038	6,878,138
*	Soco International P.L.C.	294,449	11,868,040
	Sondex P.L.C.	252,247	2,153,509
*	U.K. Coal P.L.C.	590,118	6,221,384
	Venture Production P.L.C.	437,094	6,583,308
Total Energy			91,542,471

Financials — (15.8%)
	A & J Mucklow Group P.L.C.	221,136	1,539,701
	Aberdeen Asset Management P.L.C.	2,493,376	8,994,290
	Amlin P.L.C.	84,429	521,251
	Arbuthnot Banking Group P.L.C.	67,329	711,519
*	Aries Insurance Services P.L.C.	62,500	—
	Atrium Underwriting P.L.C.	201,408	1,473,937
	Beazley Group P.L.C.	132,501	477,104
	Benfield Group, Ltd. P.L.C.	159,560	988,374
*	Bradstock Group P.L.C.	5,200	4,613
	Brewin Dolphin Holdings P.L.C.	895,086	3,655,561
	Brit Insurance Holdings P.L.C.	1,320,379	9,438,148
	Brixton P.L.C.	952,536	7,621,022
	Capital & Regional P.L.C.	279,419	5,301,782
	Catlin Group, Ltd.	242,131	2,378,582
	Chesnara P.L.C.	92,900	308,231
	Close Brothers Group P.L.C.	1,178	18,393
*	CLS Holdings P.L.C.	268,490	2,998,589
	Collins Stewart P.L.C.	407,502	1,513,076
	Daejan Holdings P.L.C.	43,621	3,094,343
	Derwent London P.L.C.	400,762	14,544,214
	Development Securities P.L.C.	177,708	2,154,155

	Domestic & General Group P.L.C.	150,694	$3,637,083
	DTZ Holdings P.L.C.	209,951	2,294,077
	Erinaceous Group P.L.C.	465,172	1,174,765
	Evolution Group P.L.C.	1,152,902	2,968,793
#	F&C Asset Management P.L.C.	1,670,683	6,584,304
#	Grainger Trust P.L.C.	436,048	4,600,480
	Great Portland Estates P.L.C.	722,131	9,446,125
	Guiness Peat Group P.L.C.	1,567,011	2,193,837
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	910,847
*	Hawtin P.L.C.	196,500	63,441
	Helical Bar P.L.C.	379,164	3,527,715
#	Henderson Group P.L.C.	3,717,144	11,433,781
	Highway Insurance Holdings P.L.C.	844,999	1,220,974
	Hiscox, Ltd.	1,606,168	8,771,502
	IG Group Holdings P.L.C.	1,025,499	6,500,551
*	Industrial & Commercial Holdings P.L.C.	5,000	151
	Intermediate Capital Group P.L.C.	181,009	5,445,623
*	Investec P.L.C.	173,952	1,904,310
	Jardine Lloyd Thompson Group P.L.C.	800,292	6,161,578
	Kiln, Ltd.	1,128,975	2,669,636
	Liontrust Asset Management P.L.C.	109,644	884,019
	London Scottish Bank P.L.C.	491,096	904,412
*	Marylebone Warwick Balfour Group P.L.C.	379,622	2,251,212
	McKay Securities P.L.C.	97,232	699,675
*	Minerva P.L.C.	601,226	3,382,879
*	Panmure Gorden & Co. P.L.C.	15,272	41,250
	Paragon Group of Companies P.L.C.	153,200	1,290,625
	Park Group P.L.C.	291,600	123,273
*	Pisces Property Services P.L.C.	62,500	—
	Primary Health Properties P.L.C.	66,520	522,670
*	Probus Estates P.L.C.	83,333	168
	Quintain Estates & Development P.L.C.	161,208	2,638,180
	Rathbone Brothers P.L.C.	150,689	4,085,882
	Rensburg Sheppards P.L.C.	174,975	2,855,685
	Rugby Estates P.L.C.	15,328	169,858
	S & U P.L.C.	21,140	214,350
*	Safeland P.L.C.	25,000	36,908
	Savills P.L.C.	443,892	4,415,934
*	Secure Ventures (No. 6) P.L.C.	62,500	—
*	Secure Ventures (No. 7) P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	572,839	6,751,136
	Shore Capital Group P.L.C.	1,227,370	1,792,869
	St. Modwen Properties P.L.C.	459,287	4,848,267
	Stanley (Charles) Group P.L.C.	127,317	846,594
*	Terence Chapman Group P.L.C.	62,500	400
	Town Centre Securities P.L.C.	206,327	1,867,294
	Tullett Prebon P.L.C.	247,502	2,094,981
	Unite Group P.L.C.	457,428	3,742,837
	Warner Estate Holdings P.L.C.	172,730	1,936,509
	Workspace Group P.L.C.	663,597	4,875,797
Total Financials			202,520,122

Health Care — (2.9%)
*	Acambis P.L.C.	372,178	$851,611
*	Alizyme P.L.C.	660,805	1,162,568
*	Antisoma P.L.C.	1,755,079	1,099,317
*	Ark Theraputics Group P.L.C.	654,350	1,487,739
*	Asterand P.L.C.	160,000	20,191
*	Axis-Shield P.L.C.	215,716	1,206,320
*	BBI Holdings P.L.C.	40,315	119,879
	Bespak P.L.C.	114,539	1,469,645
*	Biocompatibles International P.L.C.	150,111	524,222
*	Bionostics P.L.C.	171,391	80,652
*	Bioquell P.L.C.	90,893	279,134
*	BTG P.L.C.	489,797	903,005
	Care U.K. P.L.C.	205,547	2,695,867
*	Clinical Computing P.L.C.	46,666	4,116
	Corin Group P.L.C.	151,637	1,936,694
	Dechra Pharmaceuticals P.L.C.	204,340	1,404,281
*	Genetix Group P.L.C.	151,246	181,668
*	Global Health Partner P.L.C.	932	2,309
	Goldshield Group P.L.C.	123,034	551,422
*	Gyrus Group P.L.C.	623,812	5,609,969
*	Hikma Pharmaceuticals P.L.C.	116,681	971,888
*	iSOFT Group P.L.C.	737,364	1,020,585
*	MDY Healthcare P.L.C.	11,736	18,457
*	Medical Solutions P.L.C.	140,731	18,799
	Nestor Healthcare Group P.L.C.	443,850	1,205,706
*	Osmetech P.L.C.	66,935	26,075
*	Oxford Biomedica P.L.C.	2,007,523	1,725,574
*	Phytopharm P.L.C.	111,349	98,258
*	Pinnacle Staffing Group P.L.C.	303,219	35,820
*	Protherics P.L.C.	1,046,492	1,072,902
*	Provalis P.L.C.	796,584	4,818
	Ransom (William) & Son P.L.C.	30,000	24,897
*	SkyePharma P.L.C.	2,745,363	917,938
	SSL International P.L.C.	779,371	6,949,863
*	Vectura Group P.L.C.	491,081	739,348
*	Vernalis P.L.C.	1,131,506	1,067,316
Total Health Care			37,488,853

Industrials — (34.2%)
*	AEA Technology P.L.C.	539,970	1,316,581
	Aggreko P.L.C.	1,047,234	11,372,227
	Air Partner P.L.C.	38,153	927,622
*	Airflow Streamlines P.L.C.	20,500	24,180
	Alfred McAlpine P.L.C.	407,456	3,923,369
	Alumasc Group P.L.C.	131,547	595,303
	Amec P.L.C.	762,317	10,084,854
	Arriva P.L.C.	577,614	8,851,620
	Ashtead Group P.L.C.	1,413,642	3,677,077
	Atkins (WS) P.L.C.	445,124	9,623,817

*	Autologic Holdings P.L.C.	96,590	$184,702
* #	Avis Europe P.L.C.	3,154,308	3,069,392
	Babcock International Group P.L.C.	857,669	9,485,736
*	Bailey (C.H.) P.L.C.	20,950	32,501
	Balfour Beatty P.L.C.	30,053	288,705
*	BB Holdings, Ltd.	8,709	37,410
	BBA Aviation P.L.C.	624,129	3,046,262
	Biffa P.L.C.	52,323	266,830
	Black Arrow Group P.L.C.	56,500	89,426
	Bodycote International P.L.C.	1,195,464	6,424,375
	Braemar Seascope Group P.L.C.	73,913	561,010
	Brammer P.L.C.	189,691	1,205,245
	BSS Group P.L.C.	489,028	4,881,633
	Business Post Group P.L.C.	204,928	1,864,876
	Camellia P.L.C.	2,437	420,264
	Carillion P.L.C.	1,160,755	9,436,325
*	Carlisle Group, Ltd.	3,400	8,838
	Carr’s Milling Industries P.L.C.	35,330	373,620
	Carter & Carter Group P.L.C.	122,848	299,042
	Castings P.L.C.	163,887	972,647
	Charles Taylor Consulting P.L.C.	143,225	1,103,686
*	Charter P.L.C.	575,200	12,975,927
	Chemring Group P.L.C.	134,781	5,467,339
	Chloride Group P.L.C.	1,054,622	3,341,976
	Christian Salvesen P.L.C.	950,714	1,112,767
	Christie Group P.L.C.	53,263	213,441
	Clarkson P.L.C.	54,733	1,061,764
	Communisis P.L.C.	577,296	815,046
	Cookson Group P.L.C.	780,702	12,125,624
*	Corporate Services Group P.L.C.	3,685,688	409,880
*	Costain Group P.L.C.	1,306,155	1,096,925
*	Danka Business Systems P.L.C.	1,029,605	210,331
	Dart Group P.L.C.	296,000	580,977
	Davis Service Group P.L.C.	701,142	8,371,477
	De La Rue P.L.C.	631,439	9,506,370
	Dewhurst P.L.C. Class A	15,500	53,441
	Dewhurst P.L.C. ORD	9,000	34,932
	Domino Printing Sciences P.L.C.	449,538	2,871,163
*	easyJet P.L.C.	742,283	8,678,501
	Eleco P.L.C.	104,685	219,129
	Enodis P.L.C.	1,641,473	6,058,930
	Fenner P.L.C.	609,311	2,914,179
	FKI P.L.C.	2,265,782	4,842,056
	Forth Ports P.L.C.	187,302	6,786,414
*	Fortress Holdings P.L.C.	120,728	6,694
	Galliford Try P.L.C.	1,475,611	4,354,553
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	300,098
	Gleeson (M.J.) Group P.L.C.	195,875	1,482,168
	Go-Ahead Group P.L.C.	178,245	9,900,180
*	Hampson Industries P.L.C.	320,091	1,112,672
	Harvey Nash Group P.L.C.	261,144	377,849

	Havelock Europa P.L.C.	141,758	$397,896
	Heath (Samuel) & Sons P.L.C.	7,500	73,719
	Helphire Group P.L.C.	570,202	4,365,262
*	Heywood Williams Group P.L.C.	323,020	574,470
	Homeserve P.L.C.	238,474	8,252,306
	Hyder Consulting P.L.C.	159,637	1,563,388
	IMI P.L.C.	21,934	250,656
	Interserve P.L.C.	512,988	4,808,957
	Intertek Group P.L.C.	572,226	11,370,983
*	Invensys P.L.C.	1,628,063	11,272,004
	ITE Group P.L.C.	1,007,435	3,442,153
	James Halstead P.L.C.	104,416	1,229,764
	Johnson Service Group P.L.C.	206,862	1,239,234
	Keller Group P.L.C.	277,971	6,217,497
	Kier Group P.L.C.	145,769	5,668,359
	Latchways P.L.C.	42,476	993,847
	Lavendon Group P.L.C.	154,941	2,064,516
	Lincat Group P.L.C.	14,452	178,656
	Litho Supplies P.L.C.	20,000	25,342
	Low & Bonar P.L.C.	707,849	1,957,886
	Management Consulting Group P.L.C.	1,055,808	1,061,788
	Meggitt P.L.C.	81,050	522,057
	Metalrax Group P.L.C.	508,719	680,727
	Michael Page International P.L.C.	1,224,495	11,881,315
	Mitie Group P.L.C.	1,263,634	6,632,726
	Molins P.L.C.	82,233	301,341
	Morgan Crucible Company P.L.C.	1,212,085	7,556,290
	Morgan Sindall P.L.C.	175,758	6,259,022
	Mouchel Parkman P.L.C.	437,972	3,644,344
	MS International P.L.C.	71,500	273,646
	National Express Group P.L.C.	22,000	558,673
	Northern Recruitment Group P.L.C.	36,500	69,827
	Northgate P.L.C.	293,546	6,624,089
	Ocean Wilsons Holdings, Ltd.	84,250	1,373,571
*	OneSource Services, Inc.	544	7,127
	OPD Group P.L.C.	102,094	777,818
	Parkwood Holdings P.L.C.	72,980	158,180
*	Paypoint P.L.C.	53,251	646,869
*	Penna Consulting P.L.C.	91,728	153,506
	Quantica P.L.C.	245,300	228,852
	Regus Group P.L.C.	3,865,759	10,482,569
	Reliance Security Group P.L.C.	49,710	921,051
*	Renold P.L.C.	270,995	751,638
	Ricardo P.L.C.	220,336	1,465,553
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	2,058,866
	ROK P.L.C.	633,380	2,866,939
	RPS Group P.L.C.	824,831	6,398,971
	Senior P.L.C.	1,562,041	3,572,568
	Serco Group P.L.C.	134,385	1,148,405
	Severfield-Rowan P.L.C.	88,593	4,210,438
	Shanks Group P.L.C.	969,620	4,637,806

	SIG P.L.C.	446,605	$11,562,609
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	391,279
	Speedy Hire P.L.C.	183,252	4,376,009
	Spirax-Sarco Engineering P.L.C.	318,471	6,278,919
	Spring Group P.L.C.	596,238	848,765
	Stagecoach Group P.L.C.	1,492,069	6,708,550
*	Stanelco P.L.C.	2,148,370	22,156
*	Sthree P.L.C.	38,975	272,507
	T. Clarke P.L.C.	148,717	585,869
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	889,123
	TDG P.L.C.	326,296	1,728,739
	Tex Holdings P.L.C.	14,000	37,260
*	The 600 Group P.L.C.	218,038	211,245
	Thorpe (F.W.) P.L.C.	24,000	272,165
*	Tinsley (Eliza) Group P.L.C.	19,844	3,601
*	Trafficmaster P.L.C.	553,279	658,994
	Tribal Group P.L.C.	125,000	366,582
	Trifast P.L.C.	359,985	576,750
	Ultra Electronics Holdings P.L.C.	279,339	6,637,708
	Umeco P.L.C.	177,143	2,089,990
* #	Volex Group P.L.C.	241,088	927,554
	Vp P.L.C.	172,286	1,348,079
	VT Group P.L.C.	708,023	8,201,231
	Waterman Group P.L.C.	108,139	357,054
*	Watermark Group P.L.C.	189,106	75,351
	Weir Group P.L.C.	853,629	14,229,668
	Whatman P.L.C.	520,176	2,337,365
	White Young Green P.L.C.	183,454	1,673,349
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw P.L.C.	198,409	15,502
	Wincanton P.L.C.	478,403	3,701,532
	WSP Group P.L.C.	270,216	3,852,528
*	XP Power, Ltd.	73,546	597,619
Total Industrials			437,441,097

Information Technology — (11.7%)
	Abacus Group P.L.C.	285,469	487,355
	Acal P.L.C.	104,729	660,821
	Aegis Group P.L.C.	198,073	528,609
*	Alphameric P.L.C.	486,081	309,238
*	Alterian P.L.C.	179,139	527,681
	Amstrad P.L.C.	311,793	944,588
	Anite Group P.L.C.	1,273,342	2,058,598
*	ARC International P.L.C.	623,793	561,704
	ARM Holdings P.L.C.	88,911	265,110
*	Autonomy Corp. P.L.C.	734,610	13,790,741
	Aveva Group P.L.C.	288,041	5,408,527
	Axon Group P.L.C.	251,554	3,769,084
*	Bede P.L.C.	135,978	17,136
*	Blinkx P.L.C.	696,972	541,029
	CML Microsystems P.L.C.	28,361	76,491

	Computacenter P.L.C.	397,656	$1,446,062
*	CSR P.L.C.	110,204	1,447,657
	Detica Group P.L.C.	485,719	3,087,601
	Dialight P.L.C.	111,362	383,015
	Dicom Group P.L.C.	325,477	1,122,458
	Dimension Data Holdings P.L.C.	939,000	1,065,617
	Diploma P.L.C.	89,213	1,660,181
	DRS Data & Research Services P.L.C.	26,825	16,324
	E2V Technologies P.L.C.	254,720	1,567,469
	Electrocomponents P.L.C.	1,509,894	7,760,188
	Electronic Data Processing P.L.C.	55,200	75,077
*	Eurodis Electron P.L.C.	2,118,657	44,853
	Fidessa Group P.L.C.	134,098	2,773,672
	Filtronic P.L.C.	338,741	1,094,630
	Financial Objects P.L.C.	17,000	20,644
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	229,029
*	Gresham Computing P.L.C.	204,631	517,530
	Halma P.L.C.	1,554,692	6,831,653
*	Imagination Technologies Group P.L.C.	908,378	2,426,773
	Independent Media Distribution P.L.C.	21,621	20,092
*	Innovation Group P.L.C.	2,537,718	1,641,354
*	Intec Telecom Systems P.L.C.	1,201,847	1,293,113
	Intelek P.L.C.	99,880	41,277
*	Kewill Systems P.L.C.	309,597	534,709
	Laird Group P.L.C.	696,658	8,164,474
	Macro 4 P.L.C.	68,736	274,362
	Micro Focus International P.L.C.	465,120	2,736,693
	Microgen P.L.C.	404,360	383,904
	Misys P.L.C.	2,032,165	9,495,411
*	Monitise P.L.C.	450,565	122,641
	Morse P.L.C.	450,565	864,412
	MTL Instruments Group P.L.C.	71,580	782,552
*	nCipher P.L.C.	110,961	476,406
	Netstore P.L.C.	143,737	74,733
	Northgate Information Solutions P.L.C.	2,006,015	2,943,582
	NSB Retail Systems P.L.C.	1,498,343	802,274
	Oxford Instruments P.L.C.	194,358	909,175
*	Parity Group P.L.C.	7,621	12,772
	Phoenix IT Group, Ltd.	162,845	1,395,656
*	Plasmon P.L.C.	259,985	233,877
	Premier Farnell P.L.C.	1,411,409	5,193,624
	Psion P.L.C.	513,902	1,258,490
	Raymarine P.L.C.	289,080	1,680,239
	Renishaw P.L.C.	222,795	3,184,711
	Revenue Assurance Services P.L.C.	30,304	116,762
	RM P.L.C.	369,199	1,438,254
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	368,996	7,512,457
*	SCi Entertainment Group P.L.C.	286,579	1,714,625
*	Scipher P.L.C.	34,563	784
*	SDL P.L.C.	279,025	2,230,551

*	Servicepower Technologies P.L.C.	235,191	$72,316
	Spectris P.L.C.	508,179	9,146,600
*	Spirent Communications P.L.C.	2,769,967	3,695,532
*	Superscape Group P.L.C.	508,419	77,380
*	Surfcontrol P.L.C.	104,638	1,461,003
*	Tadpole Technology P.L.C.	1,690,333	154,239
*	Telent P.L.C.	263,768	2,595,131
*	Telspec P.L.C.	25,000	3,556
	TT electronics P.L.C.	543,437	1,917,112
	United Business Media P.L.C.	29,519	452,665
	Vega Group P.L.C.	80,607	386,444
	Vislink P.L.C.	588,460	910,752
*	Wolfson Microelectronics P.L.C.	453,006	2,315,358
*	Workplace Systems International P.L.C.	238,739	49,538
	XAAR P.L.C.	220,887	942,735
	XANSA P.L.C.	1,401,080	3,622,646
	Zetex P.L.C.	324,690	493,086
Total Information Technology			149,347,204

Materials — (3.5%)
*	Amberley Group P.L.C.	200,000	35,284
*	API Group P.L.C.	103,483	167,961
	British Polythene Industries P.L.C.	102,332	790,871
	Carclo P.L.C.	214,230	516,821
	Chamberlin & Hill P.L.C.	18,000	73,075
*	Chapelthorpe P.L.C.	65,680	52,971
*	Coral Products P.L.C.	50,000	9,073
	Croda International P.L.C.	506,879	6,767,234
	Cropper (James) P.L.C.	22,000	104,595
	Delta P.L.C.	500,743	1,217,851
	DS Smith P.L.C.	1,629,320	7,477,176
	Dyson Group P.L.C.	127,757	633,609
	Elementis P.L.C.	1,911,621	3,726,324
	Ennstone P.L.C.	1,940,949	1,667,608
	Filtrona P.L.C.	724,553	3,506,884
*	Foseco P.L.C.	145,540	632,007
	Hill & Smith Holdings P.L.C.	280,223	2,132,497
	Inmarsat P.L.C.	61,466	506,343
*	Inveresk P.L.C.	150,000	46,972
	Macfarlane Group P.L.C.	378,287	228,589
	Marshalls P.L.C.	662,347	4,263,823
	OpSec Security Group P.L.C.	117,822	171,076
	Porvair P.L.C.	158,128	402,988
	RPC Group P.L.C.	402,719	2,392,799
*	Scapa Group P.L.C.	456,918	275,104
	Treatt P.L.C.	14,957	93,053
	Victrex P.L.C.	314,861	4,459,139
	Yule Catto & Co. P.L.C.	540,291	2,622,206
	Zotefoams P.L.C.	96,852	228,182
Total Materials			45,202,115

	Telecommunication Services — (0.8%)
*	Colt Telecom Group P.L.C.	858,120	$2,715,338
	Kingston Communications P.L.C.	1,880,740	2,707,202
*	Redstone P.L.C.	125,910	211,092
	Telecom Plus P.L.C.	294,204	1,075,917
*	Thus Group P.L.C.	600,824	1,803,959
	Trinity Mirror P.L.C.	22,442	213,021
* #	Vanco P.L.C.	232,704	1,364,311
	Total Telecommunication Services		10,090,840

	Utilities — (0.2%)
	Dee Valley Group P.L.C.	12,109	242,985
	Hydro International P.L.C.	27,669	119,518
	Northumbrian Water Group P.L.C.	212,662	1,488,126
	Pennon Group P.L.C.	43,182	525,985
	Total Utilities		2,376,614

	TOTAL COMMON STOCKS		1,255,234,101

	RIGHTS/WARRANTS — (0.0%)
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—

	TOTAL RIGHTS/WARRANTS		—

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $2,640,000 FNMA 5.50%, 12/25/32, valued at $1,954,088) to be repurchased at $1,925,110	$1,924	1,924,000

SECURITIES LENDING COLLATERAL — (1.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $160,035,278 FHLMC 5.642%, 04/01/31; FNMA 5.714%, 06/01/34; & GNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 12/15/32 to 08/15/37, valued at $23,468,528) to be repurchased at $23,011,811	23,008	23,008,360

TOTAL INVESTMENTS - (100.0%) (Cost $815,565,903)##		$1,280,166,461

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value ††

AUSTRIA — (1.8%)
COMMON STOCKS — (1.8%)
	Agrana Beteiligungs AG	17,295	$1,763,383
	Andritz AG	109,548	7,101,575
	Austria Email AG	715	8,818
*	Austrian Airlines AG	133,921	1,495,878
	BKS Bank AG	520	81,463
* #	BWIN Interactive Entertainment AG	81,529	2,124,653
	BWT AG	28,425	1,728,714
*	CA Immobilien Anlagen AG	134,542	3,495,341
*	Christ Water Techology AG	24,819	469,608
	Constantia Packaging AG	28,088	2,026,405
*	Conwert Immobilien Invest AG	54,426	1,000,319
#	Eybl International AG	3,191	55,518
	Flughafen Wien AG	32,850	3,288,255
	Frauenthal Holding AG	10,460	313,781
*	Intercell AG	75,624	2,661,991
*	Josef Manner & Co. AG	870	60,443
#	Lenzing AG	3,948	1,992,530
#	Mayr-Melnhof Karton AG	26,804	2,890,771
	Oberbank AG	8,153	1,499,937
	Palfinger AG	47,348	2,269,182
*	RHI AG	96,015	4,699,917
	Rosenbauer International AG	11,816	565,853
*	S&T System Integration & Technology Distribution AG	6,404	487,762
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,388,499
*	Sparkassen Immobilien AG	58,185	715,573
	UBM Realitaetenentwicklung AG	1,440	101,962
	Uniqa Versicherungen AG	111,710	3,395,546
*	Wolford AG	8,054	382,854

TOTAL — AUSTRIA			49,066,531

BELGIUM — (3.6%)
COMMON STOCKS — (3.6%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren SA	85,898	8,416,601
	Agfa Gevaert NV	64,397	1,346,085
	Banque Nationale de Belgique	980	4,528,062
	Barco NV	54,729	5,196,988
	Bekaert SA	59,440	7,831,423
	Brantano Group NV	6,251	364,844
	Brederode SA	12,180	519,768

	Co.Br.Ha Societe Commerciale de Brasserie SA	115	$236,041
	Cofinimmo SA	17,021	2,930,209
	Compagnie du Bois Sauvage SA	87	45,569
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	26
#	Compagnie d’Entreprises CFE	2,080	4,086,953
	Compagnie Immobiliere de Belgique SA	10,849	593,713
	Compagnie Maritime Belge SA	64,297	4,211,812
	Cumerio NV SA	9,586	391,066
	Deceuninck NV	63,700	1,792,017
	Dolmen Computer Applications NV	18,960	339,961
#	D’Ieteren NV SA	13,235	5,267,500
#	Duvel Moorgat SA	9,169	505,442
	Econocom Group SA	67,440	802,572
#	Elia System Operator SA NV	117,849	4,707,835
#	Euronav SA	89,385	2,822,823
	EVS Broadcast Equipment SA	5,500	502,958
	Exmar NV	78,816	2,539,081
	Floridienne SA	2,033	267,069
*	ICOS Vision Systems NV	35,433	1,587,526
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	450,093
* #	Innogenetics NV	75,886	852,720
* #	Integrated Production & Test Engineering NV	9,275	98,702
*	International Brachtherapy SA	35,773	422,135
*	Ion Beam Application SA	69,021	2,256,725
	Jensen-Group NV	14,485	152,709
#	Kinepolis	16,788	1,029,872
	Lotus Bakeries SA	1,401	429,307
	Melexis NV	88,696	1,505,738
	Nord-Sumatra Investissements SA	650	477,488
	Omega Pharma SA	87,533	7,714,005
* #	Option NV	114,120	1,587,493
*	Papeteries Catala SA	315	65,654
	Picanol	16,620	342,935
* #	Real Software SA	639,542	356,540
#	Recticel SA	52,387	768,353
*	Resilux	4,095	239,301
	Rosier SA	655	165,781
#	Roularta Media Group NV	17,839	1,570,560
	Sapec SA	3,635	526,023
*	SAPEC SA Strip VVPR	75	297
	Sioen Industries NV	52,140	680,657
	Sipef NV	2,481	1,140,778
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	948,279
*	Spector Photo Group SA	81,828	156,266
*	Systemat-Datarelay SA	26,232	210,812
	Ter Beke NV	2,281	195,586
	Tessenderlo Chemie NV	94,663	5,324,831
	Unibra SA	1,600	245,876
	Van De Velde NV	28,456	1,452,878
	VPK Packaging Group SA	13,446	816,199
	Warehouses De Pauw SCA	10,753	709,302
* #	Zenitel	28,851	107,801
TOTAL COMMON STOCKS			94,835,640

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	$—
*	Zenitel Contingent Preferred Rights	8,654	118
TOTAL RIGHTS/WARRANTS			118

TOTAL — BELGIUM			94,835,758

DENMARK — (3.1%)
COMMON STOCKS — (3.1%)
*	Aarhus Lokalbank A.S.	8,030	308,290
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	900,903
#	Aktieselskabet Roskilde Bank A.S.	32,685	3,263,946
#	Aktieselskabet Skjern Bank A.S.	3,276	470,528
#	Alk-Abello A.S.	15,055	2,916,149
* #	Alm. Brand A.S.	28,360	1,755,224
	Amagerbanken A.S.	32,195	1,987,103
	Ambu A.S.	22,100	392,396
	Arkil Holdings A.S. Series B	780	156,530
#	Auriga Industries A.S. Series B	35,850	826,315
#	Bang & Olufsen Holding A.S. Series B	31,337	3,419,086
* #	Bavarian Nordic A.S.	17,626	1,334,126
#	Biomar Holding A.S.	22,198	979,678
	BoConcept Holding A.S.	5,650	593,826
	Bonusbanken A.S.	69,455	458,873
*	Brodrene Hartmann A.S. Series B	5,865	182,377
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	169,759
*	Capinordic A.S.	216,300	1,026,123
	Dampskibs Norden	16,800	1,493,738
* #	Danionics A.S. Series A	32,000	98,760
* #	Dantherm Holding A.S.	13,100	451,971
	Danware A.S.	7,585	126,199
	DFDS A.S.	11,910	1,715,403
	DiBa Bank A.S.	11,660	959,937
*	Dicentia A.S.	6,000	19,652
	Djursland Bank A.S.	4,485	622,900
	DLH A.S. Series B	32,000	632,769
	East Asiatic Co., Ltd.	50,573	3,414,249
*	EDB Gruppen A.S.	5,780	169,247
	F.E. Bording A/S	600	87,755
	Fionia Bank A.S.	6,516	1,931,373
#	Fluegger A.S. Series B	4,198	521,614
#	Forstaedernes Bank A.S.	65,613	2,745,677
	Glunz & Jensen A.S.	2,870	28,378
*	GPV Industi A.S.	2,200	109,354
	H&H International A.S. Series B	1,920	899,333
	Harboes Bryggeri A.S.	10,250	289,605
	Hedegaard A.S.	1,560	146,811
*	Hojgaard Holding A.S. Series B	2,750	118,279
#	IC Companys A.S.	33,305	2,009,414

*	Incentive A.S.	3,575	$12,095
	ITH Industri Invest A.S.	3,600	115,311
	Lan & Spar Bank A.S.	5,150	418,632
*	Lastas A.S. Series B	11,200	404,183
	Lollands Bank A.S.	750	64,957
*	Maconomy A.S.	63,000	190,180
	Migatronic A.S. Series B	800	56,442
#	Mols-Linien A.S.	5,700	704,396
* #	NeuroSearch A.S.	35,390	1,733,540
	NKT Holding A.S.	49,245	5,213,397
	Nordjyske Bank A.S.	17,600	675,662
#	Norresundby Bank A.S.	735	509,079
	NTR Holdings A.S.	3,130	42,420
	Ostjydsk Bank A.S.	2,554	570,351
* #	Parken Sport & Emtertainment A.S.	8,474	2,367,403
	Per Aarsleff A.S. Series B	6,145	808,812
* #	Pharmexa A.S.	142,740	413,326
#	Ringkjoebing Landbobank Aktieselskab A.S.	15,330	2,650,689
	Roblon A.S. Series B	540	98,950
	Royal Unibrew A.S.	12,690	1,481,561
* #	RTX Telecom A.S.	14,000	139,603
	Salling Bank A.S.	910	169,921
	Sanistal A.S. Series B	4,436	733,311
* #	SAS AB	34,300	659,446
#	Satair A.S.	8,525	454,364
#	Schouw & Co. A.S.	25,435	2,404,306
	SimCorp A.S.	16,940	3,605,439
#	Sjaelso Gruppen A.S.	68,030	2,428,455
	SKAKO Industries A.S.	5,130	236,832
	Skandinavian Brake Systems A.S.	1,925	111,343
	Sondagsavisen A.S.	36,665	445,477
#	Spar Nord Bank A.S.	120,825	2,896,350
	Sparbank	10,930	835,005
#	Sparekassen Faaborg A.S.	2,027	897,321
	Sydbank A.S.	71,161	3,253,292
	Thrane & Thrane A.S.	8,858	542,742
#	Tivoli A.S.	997	675,696
*	TK Development A.S.	91,456	2,048,840
* #	TopoTarget A.S.	151,600	625,564
	Vestfyns Bank A.S.	680	170,072
	Vestjysk Bank A.S.	29,755	1,845,385

TOTAL — DENMARK			83,443,800

FINLAND — (5.6%)
COMMON STOCKS — (5.6%)
	Alandsbanken AB Series B	18,190	656,061
* #	Aldata Solutions Oyj	194,535	387,115
	Alma Media Corp.	292,300	4,314,620
	Amanda Capital Oyj	67,120	316,129
#	Amer Sports Oyj Series A	269,460	6,140,584
	Aspo Oyj	70,175	660,124

*	Aspocomp Group Oyj	42,026	$17,224
	BasWare Oyj	34,550	555,443
*	Benefon Oyj	686,900	65,689
*	Biohit Oyj	9,400	27,712
*	Biotie Therapies Oyj	265,590	354,990
	Capman Oyj Series B	12,485	62,958
	Cargotec Oyj Series B	12,807	624,492
*	Cencorp Oyj	89,510	42,580
#	Componenta Oyj	34,400	498,150
	Comptel Oyj	334,565	881,082
	Cramo P.L.C.	107,300	4,189,686
*	Efore Oyj	129,540	186,381
#	Elcoteq SE	66,810	509,899
	Elecster Oyj	2,200	17,445
#	Elektrobit Corp. Oyj	401,120	940,740
	Etteplan Oyj	31,300	529,369
	Finnair Oyj	164,950	2,895,150
	Finnlines Oyj	110,260	2,217,271
	Fiskars Oyj Abp Series A	178,328	3,213,868
#	F-Secure Oyj	447,078	1,500,226
#	HKScan Oyj Series A	74,560	1,809,676
*	Honkarakenne Oyj Series B	15,330	139,765
	Huhtamaki Oyj	348,750	5,263,174
	Ilkka-Yhtyma Oyj	35,460	512,570
*	Incap Oyj	36,800	91,776
	Ixonos P.L.C.	26,100	226,245
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	134,627
	KCI Konecranes Oyj	255,800	9,760,491
	Kemira GrowHow Oyj	163,960	2,683,726
	Kemira Oyj	261,200	6,310,593
	Kyro Oyj Abp	131,940	701,075
	Laennen Tehtaat Oyj	18,920	502,718
	Lassila & Tikanoja Oyj	121,476	3,778,173
	Lemminkainen Oyj	52,700	3,668,476
	Martela Oyj	1,060	13,012
	M-Real Oyj Series B	775,393	4,273,672
	Neomarkka Oyj	16,652	215,036
	Nokian Renkaat Oyj	384,580	13,569,877
	Nordic Aluminium Oyj	10,440	429,532
*	Okmetic Oyj	54,904	254,752
	OKO Bank P.L.C. Class A	147,497	2,939,580
#	Olvi Oyj Series A	32,290	1,191,399
	Oriola-KD Oyj Class A	26,000	108,461
	Oriola-KD Oyj Class B	16,000	66,870
	Orion Oyj Series A	52,493	1,238,842
	Orion Oyj Series B	102,330	2,442,229
*	Perlos Oyj	130,761	907,107
	PKC Group Oyj	48,390	694,729
	Ponsse Oyj	82,280	1,950,545
	Poyry Oyj	189,640	4,282,724
*	Proha Oyj	198,232	83,926
	Raisio Group P.L.C.	476,433	1,314,586

	Ramirent Oyj	314,560	$7,487,670
	Rapala VMC Oyj	116,640	892,958
	Raute Oyj Series A	10,390	199,854
#	Rocla Oyj	12,300	190,201
*	Satama Interactive Oyj	107,200	209,772
	Scanfil Oyj	123,479	375,722
	Sponda Oyj	159,511	2,183,716
*	SSH Communications Oyj	88,050	191,179
	Stockmann Oyj Abp Series A	44,196	1,947,669
#	Stockmann Oyj Abp Series B	104,804	4,650,286
*	Stonesoft Oyj	117,212	71,935
#	Suominen Oyj	17,955	83,158
	SYSOPENDIGIA P.L.C.	55,020	298,542
	Talentum Oyj	133,500	615,094
	Tecnomen Oyj	196,570	364,523
#	Teleste Oyi	53,559	659,404
#	TietoEnator Oyj	291,429	6,780,766
	Tiimari P.L.C.	16,680	108,117
	Tulikivi Oyj	79,440	271,021
	Turkistuottajat Oyj	8,490	122,052
	Uponor Oyj Series A	216,400	8,310,948
#	Vacon Oyj	44,337	1,994,392
#	Vaisala Oyj Series A	40,300	2,028,924
	Viking Line AB	10,710	554,415
	YIT Oyj	151,498	4,586,663

TOTAL — FINLAND			148,543,933

FRANCE — (10.8%)
COMMON STOCKS — (10.8%)
*	Actielec Technologies	26,862	111,063
	Affine	7,578	449,621
#	Akka Technologies SA	5,500	121,404
*	Alain Afflelou SA	480	24,308
	Ales Groupe SA	33,613	846,945
* #	Alten SA	56,620	2,000,978
* #	Altran Technologies SA	322,216	2,765,365
	April Group SA	74,259	4,143,530
* #	Archos	22,331	705,156
	Assystem	47,658	840,969
*	Atos Origin SA	26,906	1,509,956
#	Aubay SA	28,405	320,478
#	Audika SA	22,509	857,245
* #	Avanquest Software	19,360	328,982
*	Axorys SA	11,700	11,476
* #	Baccarat SA	1,090	433,391
	Bacou-Dalloz	18,169	2,486,665
	Banque Tarneaud SA	1,430	342,899
	Beneteau SA	185,495	4,600,768
*	Bigben Interactive	7,762	42,295
	bioMerieux designs	14,590	1,330,426
	Boiron SA	22,509	635,008

	Boizel Chanoine Champagne SA	6,304	$814,146
	Bonduelle SA	13,165	1,649,421
	Bongrain SA	14,306	1,709,978
#	Bourbon SA	119,730	7,849,210
*	Bull SA (4547235)	4	3
* #	Bull SA (B0V2C19)	298,028	2,083,656
	Burelle SA	4,030	1,044,590
*	Business Objects SA	63,268	2,776,100
	Cafom SA	5,092	166,361
	Canal Plus SA	280,788	2,998,665
#	Carbone Lorraine SA	56,469	4,035,047
	CBo Territoria	28,320	176,034
#	Cegedim SA	11,509	1,275,028
#	Cegid Group	22,866	1,299,789
*	Cesar SA	142,196	135,386
*	Cibox Inter@ctive SA	232,424	69,283
	Clarins SA	19,296	1,531,044
*	Club Mediterranee SA	46,578	3,206,630
	Compagnie Industrielle et Financiere D’Entreprises	300	93,579
*	Compagnie International Andre Trigano SA	983	66,875
*	CS Communication & Systemes designs	7,938	250,751
*	Cybergun	6,818	116,843
	Damartex SA	22,900	748,997
*	Dane-Elec Memory SA	65,202	349,282
#	Delachaux SA	28,440	2,422,100
*	Didot-Bottin SA	1,620	153,155
*	Dollfus Mieg & Cie SA	54,239	179,948
*	Dynaction SA	10,660	215,388
#	Electricite de Strasbourg	23,784	4,993,890
	Encres Dubuit SA	4,176	40,022
	Entrepose Contracting	10,237	896,088
	Esso SA	4,451	1,335,377
#	Establissements Maurel et Prom	268,473	5,295,608
*	Etablissements Gantois Series A	647	5,473
	Etam Developpement SA	23,815	1,717,270
*	Euro Disney SCA	4,981,489	610,743
	Evialis SA	4,093	190,086
	Exel Industries SA	5,582	675,609
	Explosifs et de Produits Chimiques	524	299,609
* #	Faurecia SA	60,033	4,613,219
	Fimalac SA	19,312	1,378,773
	Finuchem SA	18,510	399,843
	Fleury Michon SA	4,507	340,445
	Francois Freres (Tonnellerie) SA	3,839	227,825
#	Gascogne SA	7,112	768,118
	Gaumont SA	14,607	1,216,730
* #	GECI International	64,225	329,484
#	Geodis SA	17,364	3,559,327
	Gevelot SA	3,584	317,804
	GFI Informatique SA	126,539	1,263,338
*	Gifi	7,579	645,131
	Ginger (Groupe Ingenierie Europe)	10,357	288,054

	GL Events	34,299	$2,291,912
	GPe Pizzorno	5,200	261,695
	Grands Moulins de Strasbourg	110	87,061
*	Groupe Ares SA	21,994	158,055
#	Groupe Crit	24,673	1,253,304
	Groupe Flo SA	22,019	434,004
* #	Groupe Go Sport SA	2,740	272,337
	Groupe Guillin SA	1,200	118,457
*	Groupe Open SA	27,590	437,244
	Groupe Steria SCA	51,952	2,746,269
	Guerbet SA	5,997	1,209,037
	Guyenne et Gascogne SA	26,000	4,482,154
	Haulotte Group SA	57,491	2,271,752
#	Havas SA	1,144,241	6,316,413
	Idsud	2,227	146,931
*	IEC Professionnel Media	34,930	85,663
	IMS International Metal Service SA	51,946	2,252,199
* #	Infogrames Entertainment SA	2,249,212	639,867
#	Ingenico SA	87,639	2,250,507
*	Ipsen SA	15,549	816,145
	Ipsos SA	80,658	2,925,713
	Lafuma SA	6,384	466,277
	Laurent-Perrier	12,172	1,926,410
	Lectra	85,992	717,419
	Lisi SA	16,534	1,924,836
* #	LVL Medical Groupe SA	24,346	661,693
	Maisons Franc	12,826	1,060,695
	Manitou BF SA	48,280	2,689,803
	Manutan International SA	13,920	1,135,691
*	Metaleurop SA	35,449	1,152,936
	MGI Coutier SA	2,753	104,488
	MoneyLine SA	11	—
	Montupet SA	32,450	829,329
	Mr. Bricolage SA	23,846	746,405
#	Naturex	6,954	462,105
#	Nexans SA	80,936	13,018,703
	Nexity	82,640	5,468,414
#	Norbert Dentressangle	12,697	1,271,686
#	NRJ Group	177,024	2,463,571
	Oberthur Card Systems SA	117,901	985,939
* #	Oeneo	102,487	364,956
	Orco Property Group	21,505	3,231,798
*	Orpea	102,622	5,756,042
*	Osiatis	1,400	13,098
	Paris Orleans et Cie SA	2,832	1,407,580
	Passat SA	8,835	108,075
* #	Penauille Polyservices SA	639,328	5,656,817
	Petit Forestier SA	11,101	1,422,994
	Pierre & Vacances	16,031	2,322,882
	Plastic Omnium SA	30,846	1,469,213
	Plastivaloire SA	4,552	135,861
	PSB Industries SA	8,438	491,657

	Radiall SA	5,387	$733,526
	Rallye SA	80,915	5,249,814
	Remy Cointreau SA	66,282	4,721,023
*	Rhodia SA	72,888	2,968,505
	Robertet SA	3,167	586,566
*	Rodriguez Group SA	27,733	1,315,044
	Rougier SA	6,120	532,115
#	Rubis SA	31,132	2,615,480
*	S.T. Dupont SA	39,440	20,348
	Sabeton SA	13,500	256,187
	Saft Groupe SA	42,516	1,805,015
	SAMSE SA	8,800	1,340,571
	SCOR SE	282,143	6,891,262
	SEB SA	29,833	5,235,074
	Sechilienne SA	44,000	3,218,982
	Securidev SA	2,500	97,132
	Signaux Girod SA	894	91,106
*	Smoby SA	1,172	44,704
	Societe BIC SA	30,097	2,280,274
	Societe de Developpement Regional de la Bretagne	5,106	25,805
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,408,790
	Societe Immobiliere de Location pour l’Industrie et le Commerce	23,530	3,732,068
#	Societe Industrielle D’Aviations Latecoere SA	21,731	686,912
	Societe Marseillaise du Tunnel Prado Carenage	9,698	521,185
	Societe Pour l’Informatique Industrielle SA	5,844	349,410
	Sogeclair SA	1,463	62,791
* #	Soitec SA	231,215	4,355,452
* #	Solving International SA	13,265	78,730
	Somfy SA	22,900	7,019,942
#	Sopra Group SA	23,668	2,181,093
	Spir Communication SA	7,977	863,440
	Stallergenes SA	33,674	2,778,856
	STEF-TFE SA	29,698	2,042,829
	Sucriere de Pithiviers Le Vieil	1,825	1,476,148
*	Sylis SA	23,228	123,357
	Synergie SA	33,924	1,360,814
* #	Teamlog SA	34,132	174,425
	Teleperformance SA	135,031	5,515,659
	Tessi SA	5,050	363,820
*	Theolia SA	88,858	2,468,920
	Tipiak SA	518	56,518
	Toupargel Groupe	21,016	838,796
#	Trigano SA	59,181	2,646,255
*	UbiSoft Entertainment SA	96,348	5,970,276
	Union Financiere de France Banque SA	16,369	995,063
	Valeo SA	57,052	2,752,491
* #	Valtech	295,958	237,632
	Viel et Compagnie	162,852	1,104,063
	Vilmorin et Cie SA	19,383	2,258,551
#	Virbac SA	16,735	1,423,022
	VM Materiaux SA	5,966	693,553
	Vranken Pommery Monopole	9,879	753,556

	XRT	102,875	$212,853
	Zodiac SA	10,384	749,469
TOTAL COMMON STOCKS			285,943,447

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,663
*	Bigben Interactive Warrants 12/31/08	2,100	1,030
*	Cybergun Warrants Series A 01/31/08	1,136	139
*	Cybergun Warrants Series B 07/15/10	1,136	356
*	Groupe Ares SA Warrants 12/18/08	4,713	23,434
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	12,723
TOTAL RIGHTS/WARRANTS			41,345

TOTAL — FRANCE			285,984,792

GERMANY — (12.6%)
COMMON STOCKS — (12.6%)
*	3U Telecom AG	117,766	160,088
	A.S. Creation Tapeton AG	6,853	400,415
*	AAP Implantate AG	47,250	169,834
	Aareal Bank AG	110,018	5,272,495
*	Abacho AG	34,175	195,247
*	AC-Service AG	13,512	88,132
	ADCapital AG	33,040	528,861
* #	Adlink Internet Media AG	71,772	1,269,265
* #	ADVA AG Optical Networking	96,672	829,118
	Agrob AG	5,800	97,726
* #	Aixtron AG	266,763	2,213,924
*	Allbecon AG	21,017	229,043
	Altana AG	5,151	117,840
	Amadeus Fire AG	16,192	463,065
*	Analytik Jena AG	11,215	96,225
	Andreae-Noris Zahn AG	27,200	1,255,141
*	Artnet AG	16,292	268,921
	Atoss Software AG	10,108	118,324
*	Augusta Technologie AG	27,184	633,802
	AWD Holding AG	99,539	3,373,652
*	AZEGO AG	16,940	6,344
#	Baader Wertpapierhandelsbank AG	142,376	795,202
* #	Balda AG	155,088	1,672,070
*	Basler AG	8,861	140,785
	Beate Uhse AG	56,241	251,376
#	Bechtle AG	40,189	1,590,047
#	Bertrandt AG	23,282	828,513
* #	Beta Systems Software AG	5,700	35,373
	BHS Tabletop AG	2,800	46,345
	Bilfinger Berger AG	136,777	11,338,586
*	Biolitec AG	26,843	446,852
	Biotest AG	22,203	950,440
*	BKN International AG	35,508	105,468

* #	BMP AG	50,479	$173,148
	Boewe Systec AG	15,333	758,903
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	545,919
*	Broadnet AG	36,856	200,673
* #	Business Media China AG	15,212	446,081
*	CBB Holding AG	102,602	11,242
*	CEAG AG	20,670	242,065
	Cenit AG Systemhaus	18,394	264,965
* #	CENTROTEC Sustainable AG	42,280	848,765
#	Cewe Color Holding AG	13,917	646,632
* #	ComBOTS AG	58,253	854,094
	Comdirect Bank AG	135,842	1,567,379
	Computerlinks AG	16,965	334,243
*	Concord Effekten AG	30,962	80,206
*	Condomi AG	1,800	—
#	Conergy AG	94,598	7,678,084
	CTS Eventim AG	53,393	2,028,736
	Curanum AG	83,165	563,160
*	Cybio AG	13,145	70,470
*	D. Logistics AG	113,203	351,557
*	D+S europe AG	77,965	1,505,604
#	DAB Bank AG	133,926	1,236,947
#	Data Modul AG	10,414	257,570
*	DEAG Deutsche Entertainment AG	51,845	137,692
	Deutsche Euroshop AG	87,386	3,047,463
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	59,221
	Deutsche Wohnen AG	69,977	2,471,539
* #	Deutz AG	257,064	3,019,874
	Dierig Holding AG	10,500	131,537
	Douglas Holding AG	105,237	6,321,922
	Dr. Hoenle AG	14,858	172,965
*	Drillisch AG	92,184	919,919
* #	Duerr AG	38,845	1,596,119
	DVB Bank AG	15,114	5,599,824
*	Easy Software AG	13,167	122,293
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	91,491
	Elexis AG	32,938	970,896
* #	Elmos Semiconductor AG	34,592	342,304
#	ElreingKlinger AG	6,000	551,686
* #	EM.TV AG	160,173	963,148
*	Emprise AG	24,502	19,796
*	EMS New Media AG	42,609	10,484
	Energiekontor AG	38,401	233,336
	Epcos AG	233,608	4,443,211
	Erlus AG	297	165,625
* #	Escada AG	40,309	1,595,277
	Euwax AG	18,514	1,296,288
* #	Evotec AG	196,039	811,175
#	Fielmann AG	58,362	3,819,108
*	FJA AG	77,417	263,090
#	Fortec Elektronik AG	7,433	100,960
	Freenet AG	236,364	5,541,772

#	Fuchs Petrolub AG	30,747	$2,693,403
	GBWAG Bayerische Wohnungs AG	20,298	429,972
#	Geratherm Medical AG	14,057	109,481
#	Gerry Weber International AG	49,579	1,552,347
	Gesco AG	9,455	731,340
#	GFK AG	77,709	3,105,210
* #	GFT Technologies AG	66,050	300,634
* #	GPC Biotech AG	106,084	1,196,566
	Grenkeleasing AG	32,424	1,250,882
*	Grundstuecks & Baugesellschaft AG	3,567	294,577
	Hamborner AG	63,000	860,942
*	Hansa Group AG	146,815	334,032
	Hawesko Holding AG	20,044	691,046
	Heidelberger Druckmaschinen AG	17,753	803,103
*	Herlitz AG	6,962	33,220
*	Hoeft & Wessel AG	20,622	131,712
*	Hucke AG	11,123	2,551
	Hugo Boss AG	25,100	1,648,957
	Hyrican Informations Systeme AG	11,943	154,605
*	I-D Media AG	23,140	56,019
*	IFA Hotel & Touristik AG	7,000	88,676
* #	IKB Deutsche Industriebank AG	21,843	418,959
*	IM International Media AG	152,932	26,652
#	Indus Holding AG	41,345	1,529,384
	Innovation in Traffic Systems AG	23,949	244,150
*	Integralis AG	34,269	193,914
	INTERSEROH AG	22,803	1,497,417
* #	Intershop Communications AG	58,426	219,011
*	Intertainment AG	8,500	18,683
	Isra Vision Systems AG	10,917	220,273
*	itelligence AG	64,543	350,189
*	IVU Traffic Technologies AG	56,838	88,415
* #	IWKA AG	85,711	3,485,229
* #	Jack White Productiions AG	15,810	37,411
* #	Jenoptik AG	157,826	1,473,143
	K&S AG	16,078	2,317,489
*	Kampa AG	28,404	263,402
	KERAMAG Keramische Werke AG	13,000	1,252,606
	Kontron AG	181,781	3,743,441
#	Krones AG	71,235	5,547,471
	KSB AG	4,521	3,511,505
	KWS Saat AG	24,461	4,030,239
	Leifheit AG	12,500	312,243
	Leoni AG	117,961	6,185,401
*	Loewe AG	25,187	554,737
	LPKF Laser & Electronics AG	28,874	229,947
*	Mania Technologie AG	74,770	94,752
*	Marbert AG	2,600	9,455
	Masterflex AG	10,531	304,926
*	Maxdata AG	32,897	60,393
*	Mediclin AG	79,703	369,236
*	Medigene AG	90,111	518,702

*	Medion AG	84,110	$1,596,802
	Mensch und Maschine Software AG	27,532	226,579
#	MLP AG	220,135	3,529,573
*	Mologen AG	22,062	240,255
* #	Morphosys AG	19,723	1,012,410
*	Mosaic Software AG	5,200	2,826
	MTU Aero Engines Holding AG	156,988	9,985,014
#	Muehlabauer Holdings AG & Co. KGAA	15,349	464,337
	MVV Energie AG	143,467	5,628,384
	MWB Wertpapierhandelsbank AG	13,341	86,325
*	MWG-Biotech AG	22,400	62,018
#	Nemetschek AG	23,340	839,669
*	Neschen AG	8,700	15,177
*	Net AG Infrastructure, Software & Solutions	72,185	128,969
*	Nexus AG	37,949	184,048
#	Norddeutsche Affinerie AG	158,096	6,928,940
	Norddeutsche Steingut AG	5,960	74,209
* #	Nordex AG	87,845	4,155,732
*	Nordwest Handel AG	12,443	135,366
*	november AG	9,018	12,771
	OHB Technology AG	37,069	702,048
	Oldenburgische Landesbank AG	4,234	315,830
#	P&I Personal & Informatik AG	17,889	515,419
*	Paion AG	51,500	124,882
*	Pandatel AG	5,700	2,879
#	Paragon AG	22,134	391,332
*	ParSytec AG	14,807	112,823
	PC-Ware AG	15,184	329,395
	Pfeiffer Vacuum Technology AG	31,639	2,944,932
	Pfleiderer AG	171,935	4,451,656
*	Pironet NDH AG	36,682	172,958
*	Pixelpark AG	89,712	157,132
*	Plambeck Neue Energien AG	148,115	745,983
*	Plasmaselect AG	35,172	98,923
*	Plenum AG	11,418	17,372
*	Premiere AG	280,161	6,154,160
*	Primacom AG	52,801	708,669
	Progress-Werk Oberkirch AG	6,250	289,992
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	319,187
*	Pulsion Medical Systems AG	26,674	229,801
* #	PVATepla AG	51,882	494,065
* #	QIAGEN NV	516,893	8,858,705
* #	QSC AG	255,715	1,367,860
	R. Stahl AG	14,839	705,556
#	Rational AG	15,083	2,794,437
	REALTECH AG	13,541	194,730
	Renk AG	19,400	1,761,635
*	REpower Systems AG	21,093	3,218,513
	Rheinmetall AG	61,085	5,069,754
	Rhoen-Klinikum AG	298,808	9,174,389
*	Rinol AG	1,475	583
	Rohwedder AG	12,979	111,434

	Ruecker AG	21,675	$233,165
*	S.A.G. Solarstrom AG	47,672	191,187
	Sartorius AG	32,181	1,851,916
	Schlott Sebaldus AG	15,429	406,951
*	Secunet Security AG	16,078	129,224
	Sektkellerei Schloss Wachenheim AG	15,120	200,825
* #	Senator Entertainment AG	980	3,675
*	SGL Carbon AG	228,535	11,034,590
	SHB Stuttgarter Invest AG	36,048	1,586,726
*	SHS Viveon AG	36,949	66,626
	Silicon Sensor International AG	12,195	306,855
* #	Singulus Technologies AG	112,455	1,347,028
	Sinner AG	4,160	111,944
* #	SinnerSchrader AG	26,169	56,374
#	Sixt AG	38,312	2,008,083
	SM Wirtschaftsberatungs AG	18,841	404,030
	Software AG	73,445	7,325,201
*	Solar Millenn	35,500	1,867,063
* #	Solon AG fuer Solartechnik	18,988	1,533,765
	Stada Arzneimittel AG	177,118	11,383,757
*	Stoehr & Co. AG	16,000	108,740
	Strabag AG	10,386	3,817,986
	Stratec Biomedical Systems AG	27,297	823,372
	Sued-Chemie AG	29,146	3,303,750
#	Suedzucker AG	35,773	686,757
*	Suess Microtec AG	59,969	636,238
	Synaxon AG	11,212	90,479
	Syskoplan AG	9,363	95,785
	Syzygy AG	30,656	146,928
#	Takkt AG	146,687	2,548,095
*	TDS Informationstechnologie AG	89,063	341,306
	Techem AG	74,865	4,659,674
	Technotrans AG	21,735	542,197
	Telegate AG	20,500	600,843
	Teles AG	41,582	187,133
	Textilgruppe Hof AG	12,170	133,470
	TFG Capital AG & Co. KGAA	36,723	136,682
* #	Tomorrow Focus AG	101,081	400,011
*	TRIA IT-solutions AG	5,514	3,910
	TTL Information Technology AG	6,400	10,995
*	UMS United Medical Systems International AG	17,056	112,708
	Umweltbank AG	17,805	415,462
	United Internet AG	125,696	2,399,226
	Utimaco Safeware AG	35,121	455,030
	Value Management & Research AG	42,250	318,044
*	Varetis AG	16,571	111,644
	VBH Holding AG	9,415	101,339
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,513
#	Vivacon AG	60,307	1,793,404
	Vossloh AG	34,930	3,765,097
	Wanderer-Werke AG	7,903	378,196
*	Washtec AG	54,420	1,037,386

* #	WaveLight AG	11,800	$242,800
*	WCM Beteiligungs-und Grundbesitz AG	617,895	60,595
	Westag & Getalit AG	7,000	193,777
	Wincor Nixdorf AG	117,600	10,156,059
*	Wirecard AG	210,816	2,913,589
	Wuerttembergische Lebensversicherung AG	28,123	1,286,570
	Wuerttembergische Metallwarenfabrik AG	30,330	1,275,978
* #	Zapf Creation AG	21,120	132,345
TOTAL COMMON STOCKS			333,373,563

RIGHTS/WARRANTS — (0.0%)
*	S.a.g. Solarstrom Rights 07/30/07	47,672	141,325

TOTAL — GERMANY			333,514,888

GREECE — (4.4%)
COMMON STOCKS — (4.4%)
	A. Kalpinis - N. Simos Steel Service Center	29,862	377,818
*	Aegek S.A.	437,330	398,751
*	Agrotiki Insurance Co. S.A.	59,277	309,866
*	Alapis Holdings Industrial & Commercial S.A.	1,117,524	3,044,693
*	Alco Hellas ABEE S.A.	103,281	192,371
*	Alfa Alfa Energy S.A.	3,810	7,214
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	819,347
	Allatini Industrial & Commercial Co. S.A.	34,470	148,163
*	Alte Technical Co.	85,048	9,269
*	Altec Information & Communication Systems S.A.	80,278	221,998
	Alumil Milonas Aluminum Industry S.A.	52,886	352,048
*	Alysida S.A.	2,376	6,444
	Anek Lines S.A.	639,521	1,947,727
	AS Co. S.A.	47,540	130,838
	Aspis Bank S.A.	228,007	985,907
*	Aspis Pronia General Insurance S.A.	165,110	226,612
*	Astir Palace Hotels S.A.	98,660	955,125
	Athens Medical Center S.A.	150,874	1,054,938
*	Atlantic Supermarkets S.A.	35,080	101,454
	Attica Holdings S.A.	244,076	1,839,270
	Attica Publications S.A.	16,674	93,211
	Atti-Kat S.A.	196,084	364,935
	Autohellas S.A.	83,520	665,262
*	Babis Vovos International Construction S.A.	61,592	1,945,512
*	Balafas S.A.	15,200	3,934
*	Balkan Export S.A.	41,970	217,818
*	Bank of Attica S.A.	202,121	1,019,574
	Bank of Greece	61,332	7,679,123
	Benrubi S.A.	27,741	149,316
	Betanet S.A.	27,328	75,453
	Bitros Holdings S.A.	38,892	174,787
	Blue Star Maritime S.A.	216,430	1,064,795
	Byte Computers S.A.	22,730	115,171

	C. Rokas S.A.	44,569	$1,187,706
	Centric Multimedia S.A.	34,628	209,392
*	Compucon Computer Applications S.A.	11,260	10,249
*	Computer Peripherals International S.A.	9,110	12,459
	Crown Hellas Can S.A.	30,452	236,298
*	Cyclon Hellas S.A	62,191	161,118
	Daios Plastics S.A.	16,350	278,285
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	953,936
	Dionic S.A.	13,336	17,895
*	Domiki Krittis S.A.	23,720	65,372
	Dromeas S.A.	10,400	24,463
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	126,422
	EL. D. Mouzakis S.A.	40,703	122,693
*	Elbisco Holding S.A.	56,000	154,285
	Elektrak S.A.	36,580	312,711
	Elektroniki Athinon S.A.	34,490	332,341
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	235,467
	Elmec Sport S.A.	128,306	599,251
	Elton Chemicals S.A.	53,834	98,472
*	Empedos S.A.	15,974	1,741
	ETEM S.A.	72,082	256,489
*	Ethniki General Insurance Co. S.A.	178,148	1,162,482
*	Etma Rayon S.A.	11,242	21,593
*	Euro Reliance General Insurance Co. S.A.	55,110	225,961
*	Eurodrip S.A.	83,040	137,792
	Euromedica S.A.	64,900	773,652
*	European Technical S.A.	32,750	10,261
	Everest S.A.	68,950	217,248
*	Evrofarma S.A.	26,707	70,128
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	557,689
	F.G. Europe S.A. Common Registered Shares	4,536	15,825
*	Forthnet S.A. Issue 06	115,475	1,643,282
	Fourlis S.A.	133,615	4,021,216
	Frigoglass S.A.	88,060	2,556,723
	Galaxidi Fish Farming S.A.	12,940	29,925
	GEK Group of Cos S.A.	155,884	2,636,757
	General Commercial S.A.	64,410	160,051
*	Geniki Bank	127,174	1,105,566
*	Gregorys Mikrogeumata S.A.	53,530	85,113
	Halkor S.A.	226,556	1,266,232
*	Hatziioannou Holdings S.A.	89,750	200,909
	Hellenic Cables S.A.	65,236	539,224
	Hellenic Duty Free Shops S.A.	101,270	1,822,289
*	Hellenic Fabrics S.A.	32,310	103,015
*	Hellenic Sugar Industry S.A.	87,664	624,980
	Hellenic Technodomiki Tev S.A.	477,519	6,289,434
	Heracles General Cement Co. S.A.	93,293	2,119,652
*	Hippotour S.A.	13,891	13,791
	Iaso S.A.	175,950	3,127,562
	Iktinos Hellas S.A.	64,850	92,294

	Inform P. Lykos S.A.	35,570	$206,376
*	Informatics S.A.	3,778	1,595
*	Intersat S.A.	19,392	—
	Intertech S.A.	23,746	107,935
	Intracom Holdings S.A.	313,706	1,949,571
*	Intracom Technical & Steel Constructions S.A.	105,050	185,627
*	Ionian Hotel Enterprises S.A.	16,914	345,957
*	Ipirotiki Software & Publications S.A.	22,110	58,432
*	J Boutaris & Son Holding S.A.	48,870	54,437
	J&P-Avax S.A.	163,746	1,698,703
*	Karatzis S.A.	28,610	94,148
	Karelia Tobacco Co., Inc. S.A.	5,810	546,169
	Kathimerini Publishing S.A.	47,170	490,197
	Katselis Sons S.A. Bread Industry	41,545	166,580
	Kego S.A.	32,045	148,467
*	Kekrops S.A.	6,444	199,684
*	Keramia-Allatini	10,368	18,926
*	Klonatex Group S.A. Bearer Shares	20,351	9,969
	Kordellou Brothers S.A.	50,600	102,936
	Ktima Kostas Lazaridis S.A.	18,326	35,508
	Lambrakis Press S.A.	118,587	468,259
	Lampsa Hotel Co.	50,326	1,166,250
*	Lan-Net S.A.	126,887	128,872
	Lavipharm S.A.	96,324	589,617
*	Loulis Mills S.A.	41,702	176,261
	M.J. Mailis S.A.	154,984	533,808
*	Maritime Company of Lesvos S.A.	299,836	419,214
*	Maxim S.A.	16,360	13,688
	Medicon Hellas S.A.	2,860	19,270
*	Mesochoritis Brothers S.A.	23,700	22,263
	Metka S.A.	100,500	2,149,369
	Michaniki S.A.	165,545	1,464,693
	Minerva Knitwear SA	5,140	19,949
	Minoan Lines S.A.	248,689	1,799,017
	MLS Multimedia S.A.	8,300	14,663
*	Mochlos S.A.	98,304	98,478
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	758,054
*	Multirama S.A.	10,990	128,774
	Mytilineos Holdings S.A.	108,090	5,494,457
	N. Levederis S.A.	8,355	13,382
*	Nafpaktos Textile Industry S.A.	10,580	14,992
	Naytemporiki S.A.	49,480	127,871
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,666,615
*	Neorion New S.A. Holdings	37,500	104,295
	Newsphone Hellas S.A.	55,010	103,012
	Nexans Hellas S.A.	11,443	99,517
	Nirefs Acquaculture S.A.	143,700	810,560
*	Pantechniki S.A.	89,570	495,729
*	Parnassos Enterprises S.A.	50,700	296,668
*	Pegasus Publishing S.A.	95,510	445,156
*	Perseys S.A.	34,972	85,515
	Petropoulos S.A.	8,832	86,351

*	Petzetakis S.A.	49,310	$66,501
*	Philippos Nakas S.A.	12,310	59,509
*	Pilias S.A.	51,791	33,783
	Pipeworks L. Girakian Profil S.A.	11,730	22,101
	Piraeus Leasing S.A.	5,765	45,194
*	Prodeftiki Technical Co.	16,128	22,155
*	Promota Hellas S.A.	8,860	2,776
	Reds S.A.	94,497	535,114
*	Regency Entertainment S.A.	130,260	2,415,933
*	Rilken S.A.	11,092	194,572
	S&B Industrial Minerals S.A.	56,301	913,427
	Sanyo Hellas S.A.	168,151	278,182
	Sarantis S.A.	77,120	1,071,327
	Sato S.A.	62,978	254,117
*	Selected Textile Industry Assoc. S.A.	87,690	104,469
	Sfakianakis S.A.	91,320	843,798
*	Sheet Steel Co.	25,850	10,267
*	Shelman Hellenic-Swiss Wood S.A.	73,402	178,069
*	Singularlogic S.A.	100,470	475,498
*	Spyroy Agricultural Products S.A.	61,348	249,648
*	Stabilton S.A.	27,530	3,000
*	Technical Olympic S.A.	298,025	624,473
*	Technodomi M.Travlos Brothers S.A.	13,910	3,979
	Teletypos S.A. Mega Channel	72,717	458,906
	Terna Tourist Technical & Maritime S.A.	101,190	1,811,562
*	Themeliodomi S.A.	37,422	18,862
	Thrace Plastics Co. S.A.	109,280	297,038
	Unisystems S.A.	86,560	245,073
*	United Textiles S.A.	52,191	23,604
	Vardas S.A.	26,020	104,122
*	Varvaressos S.A. European Spinning Mills	7,200	8,162
	Viohalco S.A.	426,755	6,414,708
*	Vioter S.A.	145,986	246,954
*	Vis Container Manufacturing Co.	4,259	17,403
	Vivartia S.A.	199,276	6,777,734
	Xylemporia S.A.	17,975	57,117
	Zampa S.A.	830	16,774
TOTAL COMMON STOCKS			115,868,182

RIGHTS/WARRANTS — (0.0%)
*	Elbisco Holding S.A. Rights 09/17/07	56,000	7,629

TOTAL — GREECE			115,875,811

IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
	Abbey P.L.C.	86,889	1,066,342
*	Aminex P.L.C.	440,966	169,350
*	Blackrock International Land P.L.C.	897,420	540,063
*	Datalex P.L.C.	227,588	247,927
	DCC P.L.C.	324,316	8,601,480

	Donegal Creameries P.L.C.	26,085	$231,196
*	Dragon Oil P.L.C.	1,510,561	6,548,214
	FBD Holdings P.L.C.	132,521	4,623,771
	Fyffes P.L.C.	1,051,012	1,149,268
	Glanbia P.L.C.	788,830	4,334,057
	Greencore Group P.L.C.	606,995	3,809,593
*	Horizon Technology Group P.L.C.	236,352	304,230
	IAWS Group P.L.C.	368,887	7,235,427
	IFG Group P.L.C.	205,432	546,351
	Independent News & Media P.L.C.	745,387	3,512,302
*	IONA Technologies P.L.C.	100,946	370,041
	Irish Continental Group P.L.C.	93,833	3,199,727
*	Kenmare Resources P.L.C.	2,225,548	2,462,102
	Kingspan Group P.L.C.	190,024	4,934,526
*	Lantor	34,575	—
*	Lantor Escrow Shares 2009	34,575	—
	McInerney Holdings P.L.C.	657,135	1,947,214
	Paddy Power P.L.C.	189,465	5,724,490
*	Providence Resources P.L.C.	6,258,198	802,304
*	Qualceram Shires P.L.C.	40,136	101,149
	Readymix P.L.C.	323,262	836,589
*	Total Produce P.L.C.	897,420	818,226
	United Drug P.L.C.	829,752	4,216,777
*	Waterford Wedgwood P.L.C.	7,869,750	342,242

TOTAL — IRELAND			68,674,958

ITALY — (7.2%)
COMMON STOCKS — (7.2%)
*	A.S. Roma SpA	270,930	243,637
	ACEA SpA	60,136	1,096,567
#	Acegas-APS SpA	114,287	1,241,899
#	Actelios SpA	343,329	3,440,164
	Aedes SpA	324,161	2,166,245
#	Aeroporto de Firenze SpA	17,918	434,433
#	Amplifon SpA	521,701	4,696,455
	Astaldi SpA	200,189	1,793,081
#	Azimut Holding SpA	445,446	6,818,730
#	Banca Finnat Euramerica SpA	706,431	902,074
	Banca Ifis SpA	54,527	709,964
#	Banca Intermobiliare SpA	319,984	3,278,923
#	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,344,807
	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	5,143,012
#	Banca Profilo SpA	253,156	758,651
	Banco di Desio e della Brianza SpA	242,974	2,894,789
	Beghelli SpA	427,981	716,872
	Benetton Group SpA	43,583	668,262
	Beni Stabili SpA, Roma	1,309,500	1,622,618
	Biesse SpA	55,616	1,714,035
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	634,481
	Brembo SpA	108,591	1,501,194
	C.I.R. SpA - Compagnie Industriali Riunite	1,218,721	4,456,373
#	Caltagirone Editore SpA	161,554	1,241,250

	Caltagirone SpA	255,879	$2,600,085
	Cam Finanziaria SpA	36,527	83,720
	Carraro SpA	85,800	911,817
#	Cembre SpA	40,330	455,571
	Cementir SpA	262,430	3,318,620
	Centrale del Latte di Torino & Co. SpA	21,168	135,533
*	Ciccolella SpA	30,000	172,628
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	429,346
*	Compagnia Immobiliare Azionaria SpA	44,000	25,178
	Credito Artigiano SpA	297,576	1,592,241
	Credito Bergamasco SpA	139,720	6,606,879
	Cremonini SpA	218,517	669,968
*	CSP International Industria Calze SpA	87,961	313,924
#	Danieli & Co. SpA	86,438	2,716,701
	Davide Campari - Milano SpA	358,312	3,904,950
	De Longhi SpA	314,782	1,944,100
* #	Digital Multimedia Technologies SpA	25,000	1,885,688
* #	Ducati Motor Holding SpA	749,005	2,177,826
	Emak SpA	57,399	485,921
* #	EnerTad SpA	95,849	505,521
	ERG SpA	42,840	955,630
	Ergo Previdenza SpA	112,421	649,758
#	Esprinet SpA	81,154	1,306,591
	Fiera Milano SpA	37,863	345,274
*	Fin.Part SpA	133,481	—
*	Finarte Casa d’Aste SpA	56,266	49,940
*	Gabetti SpA	64,201	246,339
	Gefran SpA	31,849	221,890
#	Gemina SpA	835,842	3,060,429
	Gewiss SpA	249,008	2,061,490
*	Giovanni Crespi SpA	121,789	170,658
#	Granitifiandre SpA	82,117	1,104,731
	Gruppo Ceramiche Ricchetti SpA	127,131	285,307
#	Gruppo Editoriale L’Espresso SpA	676,817	3,490,575
	Hera SpA	190,779	764,620
	I Grandi Viaggi SpA	98,547	346,975
*	Immobiliare Lombardia SpA	9,036,502	2,556,632
	Immsi SpA	717,616	1,961,578
*	Impregilo SpA	1,144,479	8,309,954
	Indesit Co. SpA	167,073	3,462,981
	Industria Macchine Automatique SpA	72,957	1,653,971
	Industria Romagnola Conduttori Elettrici SpA	43,452	175,270
	Intek SpA	524,083	585,960
	Interpump Group SpA	248,737	2,492,810
	Iride SpA	849,866	3,100,705
* #	Isagro SpA	16,993	154,751
	Italmobiliare SpA	20,975	2,691,518
* #	Juventus Football Club SpA	403,805	781,179
*	KME Group SpA	479,432	1,276,417
*	La Doria SpA	59,783	172,061
*	Lavorwash SpA	25,065	77,649

#	Linificio e Canapificio Nazionale SpA	66,833	$261,581
	Mariella Burani SpA	48,185	1,560,454
	Marr SpA	131,000	1,356,820
	Marzotto SpA	80	433
	Meliorbanca SpA	249,443	1,116,133
	Mirato SpA	36,779	429,005
#	Mondadori (Arnoldo) Editore SpA	226,405	2,135,307
*	Monrif SpA	315,834	439,040
*	Montefibre SpA	260,521	218,338
	Navigazione Montanari SpA	263,594	1,296,031
*	Negri Bossi SpA	76,000	97,542
*	NGP SpA	17,891	8,530
*	Olidata SpA	82,236	154,186
*	Opengate Group SpA	4,000	10,408
*	Pagnossin SpA	9,000	9,830
	PanariaGroup Industrie Ceramiche SpA	42,000	400,927
	Permasteelisa SpA	67,249	1,882,982
*	Pininfarina SpA	31,285	1,065,860
	Pirelli & C.Real Estate SpA	31,148	1,681,316
#	Poligrafici Editoriale SpA	257,869	470,578
	Premafin Finanziaria SpA	1,000,904	3,032,269
	Premuda SpA	296,107	661,023
*	Ratti SpA	159,537	146,402
*	RDM Realty SpA	5,771	28,849
#	Recordati SpA	340,005	2,900,976
*	Reno de Medici SpA	683,435	594,041
*	Richard-Ginori 1735 SpA	140,800	79,024
* #	Risanamento Napoli SpA	354,557	2,470,305
	Sabaf SpA	23,325	905,993
#	SAES Getters SpA	30,068	1,139,406
	SAVE SpA	32,606	1,236,037
*	Schiapparelli 1824 SpA	1,322,152	101,498
	Sirti SpA	29,967	105,146
	Smurfit SISA SpA	72,500	237,089
*	Snia SpA	232,689	384,814
*	Societa Partecipazioni Finanziarie SpA	959,063	740,036
#	Societe Cattolica di Assicurazoni Scrl SpA	58,191	3,456,943
#	Socotherm SpA	66,740	876,501
	Sogefi SpA	324,310	2,824,429
	Sol SpA	194,092	1,515,110
*	Sorin SpA	880,027	1,998,064
*	Stefanel SpA	96,348	394,564
	Targetti Sankey SpA	34,593	339,899
*	Tecnodiffusione Italia SpA	3,332	9,078
* #	Telecom Italia Media SpA	4,300,248	1,482,017
* #	Tiscali SpA	1,060,244	3,062,529
#	Tod’s SpA	42,015	3,698,807
	Trevi Finanziaria SpA	91,694	1,626,726
	Valentino Fashion Group SpA	150,000	7,144,265
*	Vemer Siber Group SpA	197,276	159,090
*	Viaggi del Ventaglio SpA	173,948	188,727
	Vianini Industria SpA	59,070	278,967

	Vianini Lavori SpA	180,752	$3,206,594
*	Vincenzo Zucchi SpA	144,350	671,161
#	Vittoria Assicurazioni SpA	62,484	1,165,073
TOTAL COMMON STOCKS			191,425,129

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Rights 06/13/08	178,760	32,875
*	Negri Bossi SpA Warrants 06/30/10	38,000	20,654
*	Societa Partecipazioni Finanziarie SpA Rights 08/10/07	148,396	20
TOTAL RIGHTS/WARRANTS			53,549

TOTAL — ITALY			191,478,678

NETHERLANDS — (8.0%)
COMMON STOCKS — (8.0%)
	Aalberts Industries NV	372,614	8,897,265
#	Accell Group NV	34,374	1,643,644
*	AFC Ajax NV	18,134	207,870
	Amsterdam Commodities NV	60,689	364,137
	Arcadis NV	62,073	4,986,724
#	ASM International NV	205,931	5,629,996
*	Atag Group NV	4,630	1,829
	Batenburg Beheer NV	5,153	428,255
*	Begemann Groep NV Series B	13,451	4,939
	Beter Bed Holding NV	69,403	2,122,462
	Brunel International NV	65,086	1,846,361
#	Corporate Express NV	441,331	4,946,567
	Crown Van Gelder NV	18,307	446,358
* #	Crucell NV	237,868	4,761,166
*	Crucell NV ADR	45,768	918,106
*	De Vries Robbe Groep NV	9,110	12,086
	DOCdata NV	22,463	201,775
	Draka Holding NV	48,947	2,396,488
*	Econosto NV	58,746	420,631
	Eriks Group NV	43,983	3,646,899
	Exact Holding NV	97,790	3,552,265
#	Fornix Biosciences NV	29,890	804,122
	Gamma Holding NV	21,255	1,747,558
*	Getronics	544,961	4,550,745
	Grolsche NV	48,829	1,888,367
	Grontmij NV	78,112	3,366,982
	Hagemeyer NV	1,941,147	8,238,001
	Heijmans NV	91,720	4,507,100
	Hitt NV	20,431	171,034
	Hunter Douglas NV	9,703	900,968
	ICT Automatisering NV	35,281	625,395
	Imtech NV	87,055	7,672,469
#	Innoconcepts NV	78,009	1,584,538
#	Jetix Europe NV	133,537	3,296,275
	Kas Bank NV	49,050	1,556,892
*	Kendrion NV	41,018	1,118,113

	Koninklijke Bam Groep NV	436,318	$11,842,278
	Koninklijke Boskalis Westminster NV	223,109	9,661,558
	Koninklijke Ten Cate NV	98,255	3,817,375
	Koninklijke Vopak NV	73,543	4,316,462
* #	Laurus NV	262,779	1,516,960
	Macintosh Retail Group NV	99,784	3,546,715
*	Maverix Capital NV	1,500	77,648
#	Nederlandsche Apparatenfabriek NV	29,670	1,413,261
	Nutreco Holding NV	146,191	10,123,438
	Oce NV	353,653	7,611,695
	OPG Groep NV	218,634	6,512,287
	Ordina NV	155,263	3,148,702
* #	Pharming Group NV	285,229	1,081,727
* #	Punch Technix NV	12,412	106,606
* #	Qurius NV	351,539	498,507
	Roto Smeets de Boer NV	12,436	674,773
	Royal Reesink NV	2,050	315,452
*	Samas NV	114,215	819,700
* #	Semiconductor Industries NV	142,819	905,795
	Sligro Food Group NV	157,640	7,311,189
	Smit Internationale NV	46,180	3,842,587
	Stern Groep NV	1,258	66,156
#	Stork NV	105,189	6,813,221
*	Tele Atlas NV	351,470	9,761,226
#	Telegraaf Media Groep NV	176,535	5,876,004
*	Textielgroep Twenthe NV	1,000	3,406
	TKH Group NV	101,120	2,629,324
*	Tulip Computers NV	47,757	501,845
	Unit 4 Agresso NV	76,624	2,151,646
	Univar NV	99,157	7,148,668
	USG People NV	196,365	6,237,676
* #	Van der Moolen Holding NV	117,201	562,766
	Wegener Arcade NV	105,955	2,559,284

TOTAL — NETHERLANDS			212,920,319

NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
	Acta Holding ASA	584,100	2,851,164
	Aker Yards ASA	155,605	1,873,793
*	Aktiv Kapital ASA	72,417	1,168,135
	Arendals Fosse Kompani ASA	100	32,583
* #	Birdstep Technology ASA	71,000	149,882
*	Blom ASA	68,367	521,889
	Bonheur ASA	67,400	2,977,998
*	Camillo Eitze	58,200	719,010
*	CorrOcean ASA	83,321	85,672
* #	Det Norske Oljeselskap ASA	1,774,304	3,163,154
#	DOF ASA	115,506	1,131,094
	EDB Elektronisk Data Behandling ASA	149,417	1,188,887
	Ekornes ASA	110,190	2,233,775
* #	Eltek ASA	126,859	1,023,998

*	Ementor ASA	142,551	$1,187,689
*	Fara ASA	56,000	23,383
	Farstad Shipping ASA	60,790	1,514,516
* #	Fast Search & Transfer ASA	487,050	834,779
	Ganger Rolf ASA	50,060	2,042,877
	Havila Shipping ASA	22,400	414,917
*	Ignis ASA	37,371	64,810
* #	Independent Oil Tools ASA	75,603	33,068
	Itera Consulting Group ASA	168,000	178,323
	Kongsberg Automotive ASA	86,200	634,452
	Kongsberg Gruppen ASA	49,500	2,338,236
* #	Kverneland ASA	258,080	555,029
#	Leroy Seafood Group ASA	92,100	2,203,256
*	Nordic Semiconductor ASA	51,200	325,445
* #	Norse Energy Corp. ASA	549,400	327,743
*	Norwegian Air Shuttle ASA	31,600	687,330
*	Ocean Rig ASA	505,762	3,196,631
	Odfjell ASA Series A	94,900	1,858,380
#	Olav Thon Eiendomsselskap ASA	13,360	1,783,001
*	Otrum ASA	31,800	67,799
* #	Petrolia Drilling ASA	1,520,000	805,718
*	Photocure ASA	33,562	334,176
* #	Q-Free ASA	85,000	211,485
	Rieber and Son ASA Series A	109,654	998,324
*	Scan Subsea ASA	68,367	205,217
#	Scana Industrier ASA	252,423	736,796
* #	Sevan Marine ASA	385,800	3,755,187
* #	Software Innovation ASA	51,795	126,354
	Solstad Offshore ASA	59,900	1,605,874
	Sparebanken Midt-Norge	134,100	1,739,361
*	Synnove Finden ASA	27,317	103,243
	Tandberg ASA Series A	276,210	6,022,825
* #	Tandberg Data ASA	122,130	103,511
*	Tandberg Storage ASA	48,450	19,634
*	TGS Nopec Geophysical Co. ASA	316,440	5,422,703
*	Thin Film Electronics ASA	16,200	38,902
#	Tomra Systems ASA	616,328	4,256,933
	TTS Marine ASA	32,900	582,206
	Veidekke ASA	319,230	2,924,211
#	Wilh. Wilhelmsen ASA	60,800	2,659,819

TOTAL — NORWAY			72,045,177

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	634,584
*	Fibras Sinteticas de Portugal SA	195,903	51,658
	Finibanco Holdings SGPS SA	197,573	1,103,478
	Ibersol SGPS SA	20,401	305,598
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	1,408,133
* #	Investimentos Participacoes e Gestao SA Inapa	43,702	113,201
	Jeronimo Martins SGPS SA	853,785	4,878,688

	Mota-Engil SGPS SA	344,465	$2,671,340
* #	Novabase SGPS	56,005	354,899
* #	ParaRede SGPS SA	545,591	162,318
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,797,044
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	802,554
	Sociedade de Investimento e Gestao SGPS SA	241,216	4,042,987
*	Sonae Industria SGPS SA	280,469	3,628,802
* #	Sonaecom SGPS SA	583,911	3,181,932
*	Sporting Sociedade Desportiva de Futebol	23,339	81,621
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	185,079
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	3,040,821
	Toyota Caetano Portugal SA	54,900	635,694

TOTAL — PORTUGAL			29,080,431

SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
#	Abengoa SA	105,048	4,689,513
#	Adolfo Dominguez SA	20,351	976,630
#	Amper SA	90,745	1,460,929
* #	Avanzit SA	571,836	3,182,243
* #	Azkoyen SA	64,591	759,230
#	Banco de Andalucia SA	9,800	1,047,180
	Banco de Credito Balear SA	35,424	1,308,486
#	Banco Guipuzcoano SA	337,402	5,697,549
*	Baron de Ley SA	14,325	1,013,211
	Bodegas Riojanas SA	12,365	164,288
* #	Campofrio Alimentacion SA	96,666	1,803,565
	Cementos Portland Valderrivas SA	16,881	1,946,263
#	Compania de Distribucion Integral Logista SA	29,600	2,137,405
#	Compania Vinicola del Norte de Espana SA	16,600	403,095
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	2,416,213
* #	Corporacion Dermoestetica	65,100	776,480
* #	Dogi International Fabrics SA	111,418	307,129
#	Duro Felguera SA	177,786	2,031,717
#	Electnor SA	103,987	5,455,758
* #	Ercros SA	2,189,041	1,252,861
*	Espanola del Zinc SA	29,250	73,316
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	229,090	4,475,936
*	Federico Partenina SA	1,190	14,120
* #	Funespana SA	22,107	226,374
	Grupo Catalana Occidente SA	70,364	2,404,714
#	Grupo Empresarial Ence SA	368,840	4,411,415
	Iberpapel Gestion SA	26,621	776,634
#	Inbesos SA	12,494	335,402
	Indo Internacional SA	37,172	435,564
	Indra Sistemas SA	47,420	1,241,126
	Inmobiliaria del Sur SA	2,513	231,021
* #	La Seda de Barcelona SA	2,019,534	6,727,333
	Lingotes Especiales SA	22,080	198,987
*	Mecalux SA Issue 2007	5,575	219,118

#	Mecalux SA	55,754	$2,192,369
#	Miquel y Costas & Miquel SA	26,111	889,982
#	Natra SA	88,094	1,285,766
* #	Natraceutical SA	746,798	1,385,288
* #	NH Hoteles SA	265,195	5,477,323
*	Nicolas Correa SA	26,994	264,406
	Obrascon Huarte Lain SA	107,743	4,251,126
#	Papeles y Cartones de Europa SA	183,826	2,612,003
	Pescanova SA	26,443	1,278,705
#	Prim SA	29,620	693,482
	Prosegur Cia de Seguridad SA	80,342	2,862,738
#	Service Point Solutions SA	459,595	2,188,791
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	1,238,293
#	Sol Melia SA	148,509	2,935,482
#	SOS Cuetara SA	363,709	7,262,807
*	Tavex Algodonera SA	185,541	695,864
*	Tecnocom, Telecomunicaciones y Energia SA Issue 2007	9,422	81,376
* #	Tecnom,Telecomunicaciones y Energia SA	94,222	813,763
#	Tubacex SA	448,449	3,848,482
	Tubos Reunidos SA	104,798	2,906,645
	Unipapel SA	46,477	1,590,453
	Uralita SA	338,493	3,040,026
* #	Urbanizaciones y Transportes SA	267,319	653,582
*	Vertice Trescientos Sesenta Grados SA	571,836	116,847
#	Vidrala SA	59,088	2,187,901
	Viscofan SA	184,330	4,427,300
* #	Zeltia SA, Madrid	584,553	5,832,982
TOTAL COMMON STOCKS			123,614,587

RIGHTS/WARRANTS — (0.0%)
*	Avanzit SA Rights 09/13/07	571,836	194,746

TOTAL — SPAIN			123,809,333

SWEDEN — (5.3%)
COMMON STOCKS — (5.3%)
*	Acando AB	160,086	334,557
* #	Active Biotech AB	77,400	719,462
	Addtech AB Series B	56,300	1,401,022
	Angpanneforeningen AB Series B	48,500	1,153,299
* #	Anoto Group AB	261,833	418,923
	Aros Quality Group AB	41,400	330,991
*	Artimplant AB Series B	144,000	100,910
	Axfood AB	92,000	3,291,686
	Axis AB	183,494	3,971,462
#	B&B Tools AB	66,900	2,232,932
	Ballingslov International AB	27,625	963,428
	Beiger Electronics AB	14,700	343,039
	Beijer Alma AB	58,800	845,974
	Bergs Timber AB Series B	8,000	73,223
	Bilia AB Series A	116,725	2,050,948

	Billerud AB	150,300	$2,098,474
*	BioGaia AB Series B	38,000	195,394
*	Biotage AB	141,240	245,873
	Bong Ljungdahl AB	24,800	175,848
*	Boras Waefveri AB Series B	11,200	27,258
	Boss Media AB	125,700	231,319
#	Cantena AB	58,362	963,141
	Cardo AB	63,000	2,258,120
	Carl Lamm AB	33,280	256,629
	Castellum AB	428,900	5,335,451
*	Cision AB	245,156	865,749
#	Clas Ohlson AB Series B	102,500	2,490,318
#	Cloetta AB Series B	27,700	911,991
	Concordia Maritime AB Series B	70,300	421,760
*	Consilium AB Series B	16,994	131,449
*	Consilium Components AB	16,994	—
#	D. Carnegie & Co. AB	186,300	3,026,914
*	DORO AB	13,200	10,529
*	Duroc AB Series B	2,700	12,732
#	Elekta AB Series B	317,200	4,858,260
	Elverket Vallentuna AB	8,650	52,417
* #	Enea Data AB Series B	1,012,000	456,518
	Eniro AB	480,100	5,837,979
	Expanda AB	19,547	210,280
	Fabege AB	410,700	4,632,313
	Fagerhult AB	16,800	374,362
	Forshem Group AB Series B	9,400	80,461
	G & L Beijer AB Series B	28,200	886,552
	Geveko AB	10,800	285,462
	Gunnebo AB	106,800	1,223,035
	Gunnebo Industrier AB	10,000	282,377
	Haldex AB	64,700	1,506,953
	Heba Fastighets AB Series B	14,500	423,597
	Hiq International AB	111,889	645,213
	HL Display AB Series B	14,400	399,304
	Hoganas AB Series B	77,300	2,214,624
#	Home Properties AB	25,400	438,353
*	IBS AB Series B	195,200	481,531
*	Industrial & Financial Systems AB Series B	487,600	528,641
	Intellecta AB Series B	5,500	48,128
	Intrum Justitia AB	163,100	2,094,797
	JM AB	280,673	7,446,017
#	Klovern AB	303,476	1,180,128
	Kungsleden AB	432,600	5,330,346
#	Lagercrantz Group AB Series B	64,300	334,523
*	LBI International AB	107,651	743,498
#	Lennart Wallenstam Byggnads AB Class B	123,900	2,711,401
#	Lindex AB	235,900	3,562,930
	LjungbergGruppen AB Series B	15,200	180,948
*	Lundin Petroleum AB	90,000	870,162
*	Mandator AB	455,520	157,231
*	Medivir Series B	44,650	384,299

* #	Micronic Laser Systems AB	105,400	$651,744
*	Midelfart Sonesson AB Series A	4,160	9,951
*	Midelfart Sonesson AB Series B	4,160	9,012
	Munters AB	171,000	2,419,568
	NCC AB Series B	118,100	3,126,640
	Nefab AB	55,300	766,905
* #	Net Insight AB Series B	924,000	659,992
	New Wave Group AB Series B	107,400	1,105,523
	NIBE Industrier AB	185,200	2,669,736
	Nobia AB	433,500	4,836,424
	Nolato AB Series B	66,440	587,701
	OEM International AB Series B	44,400	334,879
	OMX AB	189,900	6,573,767
	Orc Software AB	36,300	839,852
*	Ortivus AB	48,010	77,896
	Partnertech AB	28,800	338,978
#	PEAB AB Series B	125,200	3,793,133
	Poolia AB Series B	36,150	220,291
	Prevas AB Series B	16,000	73,393
*	Pricer AB Series B	1,711,500	111,872
	Proact It Group AB	29,000	146,769
*	Proffice AB	215,400	595,985
	Profilgruppen AB	16,300	196,468
#	Q-Med AB	159,200	2,208,626
*	RaySearch Laboratories AB	12,700	415,624
*	Readsoft AB Series B	48,800	132,000
	Rederi AB Transatlantic Series B	95,600	652,343
	rnb Retail and Brands AB	130,200	1,378,782
	Rottneros Bruk AB	425,600	306,957
#	Salus Ansvar AB Series B	38,900	191,951
*	Scribona AB Series A	40,100	29,067
*	Scribona AB Series B	226,140	175,930
*	Semcon AB	39,900	373,432
	Sigma AB Series B	25,800	31,910
*	Sintercast AB	11,800	235,655
	Skanditek Industrifoervaltnings AB	156,975	874,906
	Skistar AB	94,800	1,572,989
	Studsvik AB	21,900	619,768
*	SWECO AB Series B	184,000	1,810,505
*	Switchcore AB	185,784	3,496
* #	Teleca AB Series B	157,200	361,528
* #	Telelogic AB	777,200	2,324,335
* #	Teligent AB	111,400	58,263
*	Ticket Travel Group AB	41,152	116,566
	Trelleborg AB Series B	230,400	5,568,111
	Uniflex AB Series B	3,630	58,869
	VBG AB Series B	1,084	19,570
*	Vitrolife AB	41,500	224,757
*	Wedins Skor & Accessoarer AB	113,400	133,053
	Westergyllen AB Series B	9,400	64,384
	Wihlborgs Fastigheter AB	65,658	1,197,709
	Xponcard Group AB	7,300	134,020

TOTAL — SWEDEN			140,175,030

SWITZERLAND — (12.2%)
COMMON STOCKS — (12.1%)
*	4M Technologies Holding SA	18,445	$39,779
#	A. Hiestad Holding AG	1,426	2,659,658
*	Actelion, Ltd.	179,720	9,984,533
	AFG Arbonia-Forster Holding AG	4,799	2,004,738
	Allreal Holding AG	28,047	3,204,347
	Also Holding AG	16,678	948,741
*	Ascom Holding AG	92,504	1,013,924
	Bachem AG	26,438	2,151,544
	Baloise-Holding AG	24,030	2,207,845
	Bank Coop AG	31,715	2,058,357
	Bank Sarasin & Cie Series B	1,778	7,221,775
	Banque Cantonale de Geneve	4,141	995,421
	Banque Cantonale du Jura	4,500	222,733
	Banque Cantonale Vaudoise	11,172	5,282,207
	Banque Privee Edmond de Rothschild SA	161	5,214,047
	Barry Callebaut AG	10,927	7,895,573
	Basellandschaftliche Kantonalbank	600	482,259
*	Basilea Pharmaceutica AG	2,629	573,569
	Basler Kantonalbank	5,250	499,639
	Belimo Holdings AG	1,884	1,928,789
	Bellevue Group AG	27,315	1,943,772
	Berner Kantonalbank	25,110	4,429,926
	Bobst Group AG	36,682	2,534,216
	Bossard Holding AG	8,467	634,296
	Bucher Industries AG	33,989	5,746,687
	BVZ (Brig Visp Zermatt) Holding AG	580	184,708
	Calida Holding AG	396	223,011
*	Card Guard AG	32,013	170,740
	Carlo Gavazzi Holding AG	1,065	273,439
	Charles Voegele Holding AG	29,471	2,752,396
	Clariant AG	794,519	10,613,090
	Compagnie Financiere Tradition	5,202	836,215
	Conzzeta Holdings AG	1,415	2,934,471
*	COS Computer Systems AG	4,391	108,256
	Crealogix Holding AG	3,388	269,372
	Daetwyler Holding AG	34,800	2,445,260
	Edipresse SA	1,572	728,381
	Eichhof Holding AG	458	795,781
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,565,800
	ELMA Electronic AG	472	244,807
	Emmi AG	13,638	1,775,059
	Ems-Chemie Holding AG	31,716	4,228,759
	Energiedienst Holding AG	8,265	4,445,557
*	Escor Casino & Entertainment AG	2,010	41,425
	Feintol International Holding AG	1,601	577,486
	Flughafen Zuerich AG	13,645	5,049,742
	Forbo Holding AG	5,990	3,481,177

	Fuchs Petrolub AG	19,809	$1,710,950
	Galenica Holding AG	15,936	5,951,867
	George Fisher AG	11,518	8,721,291
	Golay-Buchel Holding SA	40	82,627
	Gurit Holding AG	1,326	1,495,620
	Helvetia Holding AG	12,833	4,505,340
	Hexagon AB	81,720	1,704,952
	Implenia AG	49,554	1,486,929
	Industrieholding Cham AG	1,704	657,419
	Interroll-Holding SA	2,475	1,147,646
	Intershop Holding AG	3,444	885,091
*	IsoTis, Inc. SA	25,184	175,532
	Jelmoli Holding AG (4382641)	1,521	4,523,649
	Jelmoli Holding AG (4382652)	2,835	1,716,113
*	Kaba Holding AG	10,381	2,903,026
*	Kardex AG	17,985	878,421
	Komax Holding AG	9,005	1,367,597
	Kudelski SA	106,944	3,346,279
	Kuoni Reisen Holding AG	13,794	6,971,200
	Lem Holdings SA	3,651	1,069,692
*	Logitech International SA	247,190	6,696,275
	Lonza Group AG	129,327	12,699,420
	Luzerner Kantonalbank	18,593	4,182,756
	Medisize Holding AG	13,260	934,920
	Metraux Services SA	1,853	314,949
* #	Micronas Semiconductor Holding AG	78,808	1,079,795
*	Mikron Holding AG	43,452	509,104
	Mobilezone Holding AG	115,610	717,985
	Orell Fuessli Holding AG	5,076	809,886
*	Parco Industriale e Immobiliare SA	600	1,737
	Phoenix Mecano AG	3,041	1,326,668
	PSP Swiss Property AG	148,025	7,998,270
	PubliGroupe SA	6,325	2,195,758
	Rieters Holdings AG	15,890	8,479,411
	Romande Energie Holding SA	2,839	4,006,914
*	Schaffner Holding AG	1,830	364,968
#	Schulthess Group AG	14,570	1,799,116
	Schweiter Technology AG	4,193	1,375,286
	Schweizerhall Holding AG	8,648	1,404,033
	Schweizerische National Versicherungs Gesellschaft	1,881	1,496,546
	SEZ Holding AG	53,128	1,235,727
	SIA Abrasives Holding AG	2,381	916,638
	Siegfried Holding AG	8,560	1,367,880
*	Sihl	150	372
	Sika AG	8,623	17,431,340
	Societa Elettrica Sopracenerina SA	2,409	543,201
	Societe Generale d’Affichage	5,872	1,336,418
*	Spirt Avert AG	1,409	11,809
	St. Galler Kantonalbank	9,217	3,902,221
	Straumann Holding AG	12,103	3,325,697
	Sulzer AG	14,002	18,607,479
	Swiss Prime Site AG	81,434	4,523,142

*	Swisslog Holding AG	798,972	$1,233,673
	Swissquote Group Holding SA	41,220	2,127,734
	Tamedia AG	15,322	2,120,066
	Tecan Group AG	40,139	2,420,158
* #	Temenos Group AG	152,630	3,623,238
*	Tornos SA	38,028	707,483
*	UMS Schweizerische Metallwerke Holding AG	17,585	348,612
*	Unilabs SA	23,874	1,133,951
	Valartis Group AG	10,374	763,821
	Valiant Holding AG	60,231	8,776,855
	Valora Holding AG	12,004	2,288,987
	Vaudoise Assurances Holdings SA	3,233	515,809
	Villars Holding SA	150	70,725
* #	Von Roll Holding AG	379,814	2,957,157
	Vontobel Holdings AG	114,466	5,601,508
	Walliser Kantonalbank	1,457	596,579
	WMH Walter Meier Holding AG	4,878	858,864
* #	Ypsomed Holdings AG	2,419	183,462
	Zehnder Holding AG	786	1,669,672
	Zueblin Immobilien Holding AG	78,908	702,276
	Zuger Kantonalbank	630	1,802,779
TOTAL COMMON STOCKS			321,023,678

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,865,639

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	33,573

TOTAL — SWITZERLAND			322,922,890

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $1,850,000 FNMA 5.50%, 12/25/32, valued at $1,369,342) to be repurchased at $1,347,777	$1,347	1,347,000

SECURITIES LENDING COLLATERAL — (14.3%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $163,285,115 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 04/01/21 to 08/01/37, valued at $57,959,444) to be repurchased at $56,831,507	56,823	56,822,984

@ Repurchase Agreement, Merrill Lynch 5.30%, 09/04/07 (Collateralized by $426,119,254 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 06/01/13 to 08/01/37, valued at $328,440,595) to be repurchased at $322,047,406	$322,000	$322,000,000
TOTAL SECURITIES LENDING COLLATERAL		378,822,984

TOTAL INVESTMENTS - (100.0%) (Cost $1,751,454,269)##		$2,652,542,313

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$733,672
*	Alpargatas SAIC	1,078	1,597
	Alto Palermo SA Series A	5,000	21,735
	BBVA Banco Frances SA	399,900	1,204,421
*	Capex SA Series A	52,893	274,265
*	Celulosa Argentina SA Series B	24,922	23,679
*	Central Puerto SA Series B	16,000	25,585
*	Endesa Costanera SA Series B	114,100	155,881
*	Gas Natural Ban SA	345,000	217,455
*	IRSA Inversiones y Representaciones SA	657,649	1,092,454
*	Juan Minetti SA	353,151	256,585
	Ledesma S.A.A.I.	242,632	210,941
*	Metrogas SA Series B	543,115	252,952
*	Molinos Rio de la Plata SA Series B	596,060	1,665,665
	Siderar S.A.I.C. Series A	649,191	4,071,730
	Solvay Indupa S.A.I.C.	555,366	641,471
*	Transportadora de Gas del Sur SA Series B	445,280	590,359

TOTAL — ARGENTINA			11,440,447

BRAZIL — (10.8%)
COMMON STOCKS — (1.3%)
	Brasil Telecom Participacoes SA	59,520	1,356,037
	Companhia de Bebidas das Americas	90,424	6,221,835
	Companhia Siderurgica Nacional SA	241,404	13,699,246
	Copesul Companhia Petroquimica do Sul	55,860	1,058,835
	CPFL Energia SA	1,935	34,518
	Empresa Brasileira de Aeronautica SA	696,921	7,921,171
	Lojas Renner SA	15,810	272,606
	Perdigao SA	7,898	153,774
	Souza Cruz SA	291,700	5,991,595
*	Tele Norte Celular Participacoes SA	1,152	40,631
	Tele Norte Leste Participacoes SA	59,254	2,008,052
	Tractebel Energia SA	203,300	2,321,060
*	Vivo Participacoes SA	64,140	456,041
	Weg SA	489,800	5,195,075
TOTAL COMMON STOCKS			46,730,476

PREFERRED STOCKS — (9.5%)
	Ambev Cia de Bebidas das Americas	125,183	8,714,319

282

Ambev Cia de Bebidas das Americas ADR	382,700	$26,777,519
Aracruz Celulose SA Series B	711,999	4,499,892
Aracruz Celulose SA Sponsored ADR	48,400	3,021,612
Banci Itau Holding Financeira SA	868,000	38,046,891
Banco Bradesco SA	1,604,316	40,026,131
Brasil Telecom Participacoes SA	234,026	3,399,460
Brasil Telecom Participacoes SA ADR	6,200	443,176
Brasil Telecom SA	626,729	5,510,232
Braskem SA Preferred A	435,600	4,018,532
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	1,880,268
Companhia Energetica de Minas Gerais	329,700	6,352,018
Companhia Energetica de Minas Gerais SA Sponsored ADR	12,600	239,400
Companhia Paranaense de Energia-Copel Series B	100,000	1,637,615
Companhia Vale do Rio Doce Series A	1,395,560	58,041,639
Companhia Vale do Rio Doce Sponsored ADR	170,800	7,130,900
* Empresa Nasional de Comercio Redito e Participacoes SA	480	4,891
Gerdau SA	697,734	17,069,945
Gol Linhas Aereas Inteligentes SA	70,500	1,545,107
Investimentos Itau SA	3,669,626	22,144,940
Klabin SA	682,875	2,032,615
Metalurgica Gerdau SA	148,275	4,594,107
Suzano Papel e Celullose SA	143,545	1,974,658
Tele Norte Leste Participacoes SA	180,034	3,973,227
Tele Norte Leste Participacoes SA ADR	137,000	3,026,330
Telecomunicacoes de Sao Paulo SA	621,100	20,291,799
Telemar Norte Leste SA	165,100	5,637,972
Tim Participacoes SA ADR	109,680	3,871,704
Unibanco-Uniao de Bancos Brasileiros SA	40,000	206,728
Unibanco-Uniao de Bancos Brasileiros SA GDR	46,000	5,132,680
Unibanco-Uniao de Bancos Brasileiros Units SA	1,026,260	11,512,733
Usinas Siderurgicas de Minas Gerais SA Series A	200,539	11,945,460
Usinas Siderurgicas de Minas Gerais SA Series B	325	17,161
Vale do Rio Doce Series B	81,160	—
Vivo Participacoes SA	1,148,746	5,433,416
# Vivo Participacoes SA ADR	110,000	522,500
Votorantim Celulose e Papel SA	71,336	1,702,320
TOTAL PREFERRED STOCKS		332,379,897

TOTAL — BRAZIL		379,110,373

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco de Chile Series F ADR	49,995	2,427,257
Banco de Credito e Inversiones SA Series A	20,909	668,689
Banco Santander Chile SA ADR	295,998	14,089,505
CAP SA (Compania de Aceros del Pacifico)	106,751	2,466,228
Colbun SA	8,086,230	1,798,810
Compania Cervecerias Unidas SA ADR	115,400	4,186,712
Compania General de Electricidad SA	9,700	78,711
* Compania SudAmericana de Vapores SA	64,252	158,867
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,611,398
Corpbanca SA	69,972,500	464,925

283

	Distribucion y Servicio D&S SA ADR	208,828	$6,183,397
	Embotelladora Andina SA Series A ADR	109,600	1,939,920
	Embotelladora Andina SA Series B ADR	89,100	1,721,412
	Empresa Nacional de Electricidad SA Sponsored ADR	514,018	22,812,119
	Empresa Nacional de Telecomunicaciones SA	23,317	397,112
	Empresas CMPC SA	29,572	1,072,779
	Empresas Copec SA	201,001	3,141,180
	Enersis SA Sponsored ADR	410,203	7,375,450
	Lan Airlines SA Sponsored ADR	629,500	10,103,475
*	Madeco Manufacturera de Cobre SA Sponsored ADR	4,450	58,918
#	Masisa SA ADR	38,553	492,322
	S.A.C.I. Falabella SA	359,738	1,730,864
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	61,300	9,770,607
	Sociedad Quimica y Minera de Chile SA Sponsored ADR Class A	902	187,571
	Vina de Concha y Toro SA Sponsored ADR	67,750	3,209,995
TOTAL COMMON STOCKS			100,148,223

RIGHTS/WARRANTS — (0.0%)
*	S.A.C.I. Falabllea SA Rights 09/05/07	2,742	209

TOTAL — CHILE			100,148,432

CHINA — (1.8%)
COMMON STOCKS — (1.8%)
* #	Air China, Ltd.	1,176,000	1,470,502
* #	Aluminum Corp of China, Ltd.	28,000	76,167
*	Aluminum Corp of China, Ltd. ADR	26,000	1,762,540
*	Angang Steel Co., Ltd.	106,000	359,032
*	Anhui Conch Cement Co., Ltd.	8,000	56,570
* #	Bank of China, Ltd.	3,960,000	2,037,084
#	Bank of Communications Co., Ltd.	48,000	53,974
*	Beijing Capital International Airport Co., Ltd.	464,000	755,285
* #	Beijing Enterprises Holdings, Ltd.	252,000	1,104,088
*	Byd Co., Ltd.	44,500	322,119
*	China Construction Bank Corp.	3,479,000	2,920,569
* #	China Everbright, Ltd.	200,000	629,287
*	China Life Insurance Co., Ltd.	9,000	42,629
*	China Life Insurance Co., Ltd. ADR	31,700	2,311,881
	China Merchants Holdings (International) Co., Ltd.	510,000	2,676,823
*	China Mobile, Ltd.	4,500	61,172
	China Mobile, Ltd. Sponsored ADR	29,400	1,993,026
*	China Netcom Group Corp (Hong Kong), Ltd.	36,300	1,776,885
*	China Oilfield Services, Ltd.	362,000	701,420
*	China Petroleum and Chemical Corp. (Sinopec)	46,000	50,664
*	China Petroleum and Chemical Corp. (Sinopec) ADR	41,600	4,582,240
	China Resources Enterprise, Ltd.	576,000	2,348,281
	China Resources Power Holdings Co., Ltd.	98,000	276,385
*	China Shenhua Energy Co., Ltd.	14,000	60,843
*	China Shipping Container Lines Co., Ltd.	1,520,550	1,170,814
*	China Southern Airlines Co., Ltd.	8,100	529,335
*	China Telecom Corp., Ltd.	54,700	3,182,446
	China Travel International Investment Hong Kong, Ltd.	1,382,000	871,751
	China Unicom, Ltd. ADR	120,800	2,295,200
	Citic Pacific, Ltd.	428,000	2,350,676
	CNOOC, Ltd.	45,000	55,217
	CNOOC, Ltd. ADR	38,400	4,719,360
*	Cosco Pacific, Ltd.	456,000	1,270,756
	Datang International Power Generation Co., Ltd.	34,000	36,045
*	Dongfeng Motor Corp.	1,386,000	898,119
*	Guangdong Investment, Ltd.	1,182,000	744,792
*	Guangshen Railway Co., Ltd. Sponsored ADR	10,100	399,758
	Hopson Development Holdings, Ltd.	168,000	562,817
* #	Huadian Power International Corp.	694,000	399,915
*	Huaneng Power International, Inc.	28,600	1,325,324
*	Industrial and Commercial Bank of China, Ltd.	4,130,000	2,693,146

284

*	Jiangsu Express Co., Ltd.	592,000	618,884
*	Jiangxi Copper Co., Ltd.	165,000	384,625
	Lenova Group, Ltd.	1,036,000	686,889
*	Maanshan Iron and Steel Co., Ltd.	840,000	751,769
*	Nine Dragons Paper Holdings, Ltd.	22,000	65,709
	Petrochina Co., Ltd.	26,700	3,853,611
	Ping An Insurance (Group) Co. of China, Ltd.	7,500	78,297
*	Shanghai Electric Group Co., Ltd.	380,000	243,176
	Shanghai Industrial Holdings, Ltd.	235,000	1,030,958
*	Shimao Property Holdings, Ltd.	164,000	432,273
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	11,300	775,858
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	574,000	285,841
* #	Yanzhou Coal Mining Co., Ltd.	14,700	1,297,422
*	Zhejiang Expressway Co., Ltd.	696,000	927,946
*	Zte Corp.	48,600	239,253

TOTAL — CHINA			63,607,448

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
	CEZ A.S.	381,144	20,118,000
	Komercni Banka A.S.	27,759	6,032,410
#	Phillip Morris CR A.S.	954	457,441
	Telefonica 02 Czech Republic A.S.	230,085	6,878,999
*	Unipetrol A.S.	119,768	1,658,727
#	Zentiva NV	38,106	2,243,327

TOTAL — CZECH REPUBLIC			37,388,904
HUNGARY — (1.8%)
COMMON STOCKS — (1.8%)
	ELMU NYRT	185	31,466

285

	Magyar Telekom Telecommunications P.L.C.	1,050,555	$5,254,278
#	MOL Hungarian Oil & Gas NYRT	168,429	23,997,428
#	OTP Bank NYRT	404,689	20,321,632
#	Richter Gedeon NYRT	46,937	9,232,567
*	Tiszai Vegyi Kombinat RT	88,824	3,670,355

TOTAL — HUNGARY			62,507,726

INDIA — (11.5%)
COMMON STOCKS — (11.5%)
	Aban Offshore, Ltd.	16,521	1,177,938
	Adani Enterprises, Ltd.	51,000	426,680
	Aditya Birla Nuvo, Ltd.	26,368	893,277
	Ambuja Cements, Ltd.	1,452,686	4,746,844
	Amtek Auto, Ltd.	55,615	503,458
	Apollo Hospitals Enterprise, Ltd.	21,437	253,531
	Arvind Mills, Ltd.	90,436	106,265
	Asea Brown Boveri India, Ltd.	202,695	5,579,293
	Ashok Leyland, Ltd.	621,735	578,074
	Asian Paints (India), Ltd.	81,536	1,889,034
	Aventis Pharma, Ltd.	8,241	246,315
	Bajaj Auto, Ltd.	102,119	5,865,238
	Bajaj Hindusthan, Ltd.	49,677	163,063
	Balrampur Chini Mills, Ltd.	41,380	59,649
	Bharat Earth Movers, Ltd.	32,527	972,468
	Bharat Forge, Ltd.	174,384	1,128,581
	Biocon, Ltd.	87,444	972,072
	Cadila Healthcare, Ltd.	43,470	326,552
	Century Textiles & Industries, Ltd.	51,740	985,012
	Chennai Petroleum Corp., Ltd.	63,105	403,225
	Cipla, Ltd.	880,500	3,600,847
	Colgate-Palmolive (India), Ltd.	84,376	798,367
	Crompton Greaves, Ltd.	184,828	1,383,717
	Cummins India, Ltd.	135,892	1,241,174
	Dabur India, Ltd.	226,618	558,579
*	Dish TV India, Ltd.	304,209	624,791
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,732,359
	EIH, Ltd.	141,150	394,728
	Gammon India, Ltd.	46,112	521,449
	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,550,432
	Glenmark Pharmaceuticals, Ltd.	70,430	1,183,337
	Godrej Consumer Products, Ltd.	95,928	316,020
	Godrej Industries, Ltd.	124,636	559,533
	Great Eastern Shipping Co., Ltd.	110,304	853,581
	Great Offshore, Ltd.	27,576	552,618
	HCL Infosystems, Ltd.	86,934	423,183
	HCL Technologies, Ltd.	530,870	3,934,437
	HDFC Bank, Ltd.	386,733	11,205,838
	Hero Honda Motors, Ltd. Series B	286,616	4,545,731
	Hindustan Construction Co., Ltd.	40,914	130,777
	Hindustan Lever, Ltd.	2,697,394	13,750,239
	ICICI Bank Sponsored ADR	629,447	27,978,919

286

*	India Cements, Ltd.	60,633	$365,013
	Indiabulls Financial Services, Ltd.	150,621	1,977,962
	Indian Hotels Co., Ltd.	644,960	2,002,662
	Indian Petrochemicals Corp., Ltd.	251,964	2,385,013
	Industrial Development Bank of India, Ltd.	678,674	2,063,206
	Infosys Technologies, Ltd.	657,429	29,907,153
	ITC, Ltd.	3,899,423	16,276,375
	IVRCL Infrastructures & Projects, Ltd.	22,647	209,483
	Jaiprakash Associates, Ltd.	20,000	446,317
	Jammu & Kashmir Bank, Ltd.	20,547	335,152
	Jindal Steel & Power, Ltd.	20,902	2,013,633
	JSW Steel, Ltd.	106,526	1,674,067
	Jubilant Organosys, Ltd.	95,560	683,765
	Lakshmi Machine Works, Ltd.	3,903	278,074
	Larsen & Toubro, Ltd.	216,588	13,671,139
	Lupin, Ltd.	65,216	934,421
	Madras Cements, Ltd.	4,361	382,477
	Mahindra & Mahindra, Ltd.	267,561	4,644,197
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	875,136
	Maruti Udyog, Ltd.	162,177	3,439,757
	Matrix Laboratories, Ltd.	95,511	558,976
*	Mcdowell Holdings, Ltd.	4,382	20,197
	Moser Baer (India), Ltd.	88,443	659,041
	Motor Industries Co., Ltd.	24,968	2,503,097
	Nagarjuna Construction Co., Ltd.	37,276	185,724
	Nicholas Piramal India, Ltd.	76,008	501,321
	Nirma, Ltd.	91,336	359,584
	Pantaloon Retail India, Ltd.	58,580	719,935
	Patni Computer Systems, Ltd.	116,382	1,498,467
	Petronet LNG, Ltd.	97,953	147,660
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	206,922
	Ranbaxy Laboratories, Ltd.	411,794	3,935,365
	Raymond, Ltd.	35,367	223,340
	Reliance Capital, Ltd.	86,097	2,525,545
	Reliance Communications, Ltd.	1,721,955	22,864,630
	Reliance Energy, Ltd.	339,176	6,456,049
	Reliance Industries, Ltd.	1,721,955	82,651,427
*	Reliance Natural Resources, Ltd.	1,721,955	1,915,360
	Satyam Computer Services, Ltd.	772,898	8,475,838
	Sesa Goa, Ltd.	26,750	1,272,522
	Shree Cement, Ltd.	12,572	377,108
	Siemens India, Ltd.	142,115	4,448,792
	Sterling Biotech, Ltd.	83,096	322,807
	Sterlite Industries (India), Ltd. Series A	431,495	6,636,122
*	Sun Pharma Advanced Research Co., Ltd.	162,432	308,174
	Sun Pharmaceuticals Industries, Ltd.	162,432	3,699,270
	Tata Chemicals, Ltd.	130,261	803,460
	Tata Consultancy Services, Ltd.	504,652	13,133,674
	Tata Motors, Ltd.	408,049	6,984,604
	Tata Power Co., Ltd.	170,018	2,844,540
	Tata Steel, Ltd.	592,597	10,018,271
	Tata Tea, Ltd.	41,503	762,041

287

* Tata Teleservices Maharashtra, Ltd.	1,648,110	$1,286,496
Thermax, Ltd.	46,429	720,112
Titan Industries, Ltd.	7,547	229,178
TVS Motor Co., Ltd.	33,921	54,419
Unitech, Ltd.	343,920	2,028,207
United Phosphorus, Ltd.	69,388	563,659
United Spirits, Ltd.	41,145	1,405,931
UTI Bank, Ltd.	349,044	5,407,442
Videsh Sanchar Nigam, Ltd.	155,496	1,536,544
Wipro, Ltd.	440,456	5,216,015
* Wire & Wireless India, Ltd.	264,530	340,631
Wockhardt, Ltd.	38,730	364,402
Zee Entertainment Enterprises, Ltd.	529,060	4,003,886
* Zee News, Ltd.	239,188	362,948

TOTAL — INDIA		403,221,960

INDONESIA — (2.5%)
COMMON STOCKS — (2.5%)
PT Astra Agro Lestari Tbk	250,000	380,740
PT Astra International Tbk	8,046,961	15,301,176
PT Bank Central Asia Tbk	6,630,000	4,235,093
PT Bank Danamon Indonesia Tbk	2,896,000	2,486,609
PT Bumi Resources Tbk	4,150,000	1,126,324
PT Gudang Garam Tbk	2,543,500	2,583,397
PT Indocement Tunggal Prakarsa Tbk	1,135,000	773,988
PT Indofood Sukses Makmur Tbk	5,300,000	1,046,529
PT Indosat Tbk	7,961,500	6,145,110
PT International Nickel Indonesia Tbk	331,000	1,899,868
PT Kalbe Farma Tbk	5,200,000	752,830
PT Medco Energi International Tbk	240,000	99,849
* PT Panasia Indosyntec Tbk	75,100	3,199
PT Semen Gresik Tbk	8,171,000	4,304,587
PT Telekomunikasi Indonesia Tbk	33,437,640	39,087,822
PT Unilever Indonesia Tbk	9,414,500	6,827,014
PT United Tractors Tbk	943,000	812,224
TOTAL COMMON STOCKS		87,866,359

RIGHTS/WARRANTS — (0.0%)
* Lippo Karawaci Free Warrants 11/30/07	91,754	8,794

TOTAL — INDONESIA		87,875,153

ISRAEL — (4.0%)
COMMON STOCKS — (4.0%)
Africa-Israel Investments, Ltd.	31,387	2,726,548
Bank Hapoalim B.M.	2,309,640	11,007,385
Bank Leumi Le-Israel	2,521,861	9,851,605
Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	4,838,835
Clal Industries, Ltd.	215,443	1,189,809
Clal Insurance Enterprise Holdings, Ltd.	42,165	1,001,720

288

	Delek Group, Ltd.	4,584	$1,034,531
	Discount Investment Corp.	66,100	1,921,991
	Elbit Systems, Ltd.	56,043	2,525,317
*	First International Bank of Israel, Ltd. (6123804)	205,277	478,449
*	First International Bank of Israel, Ltd. (6123815)	48,660	577,295
	IDB Development Corp., Ltd. Series A	60,607	2,186,589
	IDB Holding Corp., Ltd.	36,578	1,190,829
	Israel Chemicals, Ltd.	1,410,154	11,148,246
	Israel Corp., Ltd. Series A	5,500	3,868,210
	Koor Industries, Ltd.	22,390	1,558,119
*	Makhteshim-Agan Industries, Ltd.	843,283	6,518,208
	Migdal Insurance Holdings, Ltd.	600,593	927,810
*	NICE Systems, Ltd. Sponsored ADR	76,314	2,699,989
	Ormat Industries, Ltd.	113,997	1,531,267
	Osem Investment, Ltd.	108,870	1,069,247
	Partner Communications Co., Ltd.	124,006	1,965,832
	Strauss Group, Ltd.	55,697	657,437
	Teva Pharmaceutical Industries, Ltd.	173,280	7,439,890
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	56,847,075
	United Mizrahi Bank, Ltd.	384,693	2,654,948

TOTAL — ISRAEL			139,417,181

MALAYSIA — (4.2%)
COMMON STOCKS — (4.2%)
	Affin Holdings Berhad	747,600	546,693
*	Airasia Berhad	1,839,000	998,119
	AmInvestment Group Berhad	406,882	426,051
*	AMMB Holdings Berhad	2,103,331	2,625,074
	Asiatic Development Berhad	573,300	922,650
	Batu Kawan Berhad	170,000	388,578
	Berjaya Sports Toto Berhad	1,044,800	1,493,722
	British American Tobacco Berhad	295,300	3,535,747
	Bumiputra-Commerce Asset Holdings Berhad	3,850,827	12,156,307
	Digi.Com Berhad	767,162	4,453,025
	EON Capital Berhad	405,700	809,258
	Fraser & Neave Holdings Berhad	61,000	124,637
	Gamuda Berhad	1,111,800	2,381,173
	Genting Berhad	3,486,500	7,396,824
	Golden Hope Plantations Berhad	948,200	2,153,396
	Highlands and Lowlands Berhad	107,500	217,549
	Hong Leong Bank Berhad	1,607,150	2,756,285
	Hong Leong Financial Group Berhad	738,729	1,190,160
	IGB Corp. Berhad	907,900	639,336
	IJM Corp. Berhad	883,200	1,857,358
	IOI Corp. Berhad	5,147,195	7,371,662
	IOI Properties Berhad	151,300	618,393
	KLCC Property Holdings Berhad	580,000	575,079
	KNM Group Berhad	608,000	786,983
	Kuala Lumpur Kepong Berhad	1,120,500	3,540,261
	Lion Diversified Holdings Berhad	263,900	768,510
	Magnum Corp. Berhad	1,487,600	1,193,416

289

	Malayan Banking Berhad	3,065,000	$10,251,164
	Malayan Cement Berhad	1,650,800	771,828
*	Malaysian Airlines System Berhad	904,100	1,205,307
	Malaysian Bulk Carriers Berhad	437,200	489,700
	Malaysian Pacific Industries Berhad	170,000	441,388
*	Malaysian Plantations Berhad	927,500	768,485
	MISC Berhad	3,003,132	7,783,534
	MMC Corp. Berhad	828,700	1,772,572
	Nestle (Malaysia) Berhad	229,200	1,582,584
	Oriental Holdings Berhad	241,300	427,245
	Petronas Dagangan Berhad	813,400	1,970,740
	Petronas Gas Berhad	1,304,200	3,952,190
	Plus Expressways Berhad	3,046,800	2,780,411
*	Pos Malaysia & Services Holdings Berhad	460,300	398,719
	PPB Group Berhad	1,159,200	2,426,984
	Proton Holdings Berhad	389,000	582,656
	Public Bank Berhad	1,550,201	4,228,856
	Resorts World Berhad	5,603,500	6,123,803
	RHB Capital Berhad	525,900	811,438
	Sarawak Energy Berhad	327,200	207,891
	Shell Refining Co. Federation of Malaysia Berhad	227,000	708,760
	Sime Darby Berhad	2,334,600	6,284,751
	SP Setia Berhad	758,300	1,574,558
	Star Publications (Malaysia) Berhad	485,600	473,782
	Telekom Malaysia Berhad	2,832,800	7,938,557
	Tenaga Nasional Berhad	3,262,000	9,382,463
	Top Glove Corp. Berhad	111,600	225,688
*	Transmile Group Berhad	164,000	157,249
	UEM World Berhad	672,500	800,081
	UMW Holdings Berhad	364,533	1,454,511
	United Plantations Berhad	12,600	42,895
	YTL Corp. Berhad	1,578,966	3,360,260
	YTL Power International Berhad	2,335,412	1,604,378
	Zelan Berhad	204,000	307,760

TOTAL — MALAYSIA			145,219,434

MEXICO — (9.9%)
COMMON STOCKS — (9.9%)
#	Alfa S.A.B. de C.V. Series A	640,590	4,607,162
#	America Movil S.A.B. de C.V. Series L	33,632,459	101,510,095
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,747,470
* #	Carso Global Telecom S.A. de C.V. Telecom Series A1	2,883,271	13,719,906
#	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	14,083,604
	Cemex S.A.B. de C.V. Sponsored ADR	687,324	22,193,692
#	Coca-Cola Femsa S.A.B. de C.V. Series L	1,122,100	4,521,759
* #	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	228,222
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	767
	Corporativo Fragua S.A.B. de C.V. Series B	21	205
*	Desc S.A. de C.V. Series B	123,968	107,867
* #	Dine S.A.B. de C.V.	123,968	112,136

290

	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	$1,890,282
#	Embotelladora Arca S.A. de C.V., Mexico	334,100	1,241,557
* #	Empresas ICA S.A.B. de C.V.	103,950	574,255
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	7,860,647
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	57,800	2,013,752
	Gruma S.A.B. de C.V. Series B	90,406	323,669
#	Grupo Carso S.A. de C.V. Series A-1	2,238,032	8,775,244
	Grupo Continental S.A. de C.V.	358,600	763,808
#	Grupo Elektra S.A. de C.V.	104,000	2,063,410
	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,282,799
#	Grupo Financiero Inbursa S.A. de C.V. Series O	2,069,088	5,044,726
*	Grupo Gigante S.A. de C.V. Series B	117,282	200,909
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	1,011,700	5,960,346
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	214,824
	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	17,616,528
#	Grupo Modelo S.A.B. de C.V. Series C	1,951,800	9,490,988
*	Grupo Nutrisa S.A. de C.V.	129	131
*	Grupo Qumma S.A. de C.V. Series B	1,591	26
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	11,129,343
	Grupo Televisa S.A. de C.V. Sponsored ADR	174,400	4,544,864
* #	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	4,840,243
#	Industrias Penoles S.A. de C.V.	324,600	4,318,978
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	4,220,022
#	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	6,436,892
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,120	6,917
*	Savia S.A. de C.V.	120,000	8,701
#	Telefonos de Mexico S.A. de C.V.	12,016,800	21,271,468
#	Telefonos de Mexico S.A. de C.V. Series A	200,000	348,047
	Telefonos de Mexico S.A. de C.V. Sponsored ADR	16,900	597,246
*	US Commercial Corp. S.A. de C.V.	892,032	103,490
	Vitro S.A.B. de C.V.	147,450	347,476
#	Wal-Mart de Mexico SAB de C.V. Series V	8,883,165	31,601,942

TOTAL — MEXICO			346,926,415

PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
	Aboitiz Equity Ventures, Inc.	3,075,000	428,774
	Ayala Corp. Series A	395,778	4,179,358
	Ayala Land, Inc.	16,781,718	5,218,519
	Banco de Oro Universal Bank	2,464,008	3,000,332
	Bank of the Philippine Islands	3,533,947	4,603,174
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	1,726,035	2,048,870
	Petron Corp.	9,977,000	1,228,298
	Philippine Long Distance Telephone Co.	147,400	8,426,508
*	Pilipino Telephone Corp.	876,000	133,291
	SM Prime Holdings, Inc.	15,076,168	3,869,314
	Universal Robina Corp.	587,900	205,740
TOTAL COMMON STOCKS			33,342,178

291

RIGHTS/WARRANTS — (0.0%)
*	Ayala Land, Inc. Rights 09/14/07	16,781,718	$—

TOTAL — PHILIPPINES			33,342,178

POLAND — (2.0%)
COMMON STOCKS — (2.0%)
	Agora SA	98,779	1,816,609
	Bank Millennium SA	1,380,447	6,151,286
	Bank Pekao SA	156,792	13,695,458
	Bank Przemyslowo Handlowy BPH SA	31,526	10,196,381
	Bank Zackodni WBK SA	88,646	8,015,618
*	Bioton SA	622,844	269,183
	Browary Zywiec SA	15,020	3,584,938
*	Cersanit SA	172,287	2,415,295
*	Getin Holdings SA	351,058	1,654,831
	Grupa Lotos SA	72,750	1,134,320
	Kredyt Bank SA	197,082	1,626,770
	Mondi Packaging Paper Swiecie SA	77,963	2,461,360
*	Netia Holdings SA	390,681	557,115
*	Polski Koncern Naftowy Orlen SA	369,958	7,586,500
	Telekomunikacja Polska SA	940,603	7,274,405
	TVN SA	140,923	1,178,624

TOTAL — POLAND			69,618,693

SOUTH AFRICA — (10.4%)
COMMON STOCKS — (10.4%)
	ABSA Group, Ltd.	475,143	8,669,208
#	African Bank Investments, Ltd.	434,209	1,926,623
	African Oxygen, Ltd.	354,545	1,637,688
*	African Rainbow Minerals, Ltd.	84,358	1,390,941
#	Anglo American Platinum Corp., Ltd.	180,856	24,184,821
	AngloGold Ashanti, Ltd.	402,684	15,764,474
	Aspen Pharmacare Holdings, Ltd.	430,278	2,135,998
	Aveng, Ltd.	544,500	4,032,626
	Barloworld, Ltd.	311,893	5,360,973
	Bidvest Group, Ltd.	412,943	8,052,272
	Discovery Holdings, Ltd.	640,846	2,423,333
	Exxaro Resources, Ltd.	94,989	970,479
	FirstRand, Ltd.	7,981,316	26,135,540
	Foschini, Ltd.	247,044	2,017,873
	Gold Fields, Ltd.	306,889	4,672,912
	Gold Fields, Ltd. Sponsored ADR	429,700	6,514,252
*	Harmony Gold Mining Co., Ltd.	416,418	3,740,562
	Impala Platinum Holdings, Ltd.	749,481	22,326,970
	Imperial Holdings, Ltd.	289,896	5,813,373
	Investec, Ltd.	255,661	2,891,307
	JD Group, Ltd.	238,923	2,331,413
	Kumba Iron Ore, Ltd.	94,989	2,770,993

292

	Liberty Group, Ltd.	356,007	$4,485,344
	Massmart Holdings, Ltd.	251,962	3,257,389
	Mittal Steel South Africa, Ltd.	573,955	9,948,720
	MTN Group, Ltd.	2,048,030	31,246,562
	Murray & Roberts Holdings, Ltd.	426,289	4,503,441
	Nampak, Ltd.	796,643	2,260,582
	Naspers, Ltd. Series N	461,853	11,581,370
	Nedbank Group, Ltd.	565,855	10,707,732
	Network Healthcare Holdings, Ltd.	2,027,252	3,631,215
	Pick’n Pay Stores, Ltd.	654,640	3,049,467
	Pretoria Portland Cement Co., Ltd.	1,021,327	6,476,404
	Reunert, Ltd.	272,528	2,554,642
	Sanlam, Ltd.	2,778,470	8,391,502
	Sappi, Ltd.	243,332	3,853,785
	Sappi, Ltd. Sponsored ADR	50,800	812,800
	Sasol, Ltd. Sponsored ADR	934,800	37,607,004
	Shoprite Holdings, Ltd.	640,645	3,061,543
	Standard Bank Group, Ltd.	1,631,952	23,929,541
	Steinhoff International Holdings, Ltd.	1,363,005	4,388,815
	Sun International, Ltd.	128,281	2,792,564
	Telkom South Africa, Ltd.	710,238	17,556,773
	Tiger Brands, Ltd.	197,495	5,192,631
	Truworths International, Ltd.	711,817	3,275,945
	Woolworths Holdings, Ltd.	1,238,949	3,419,863

TOTAL — SOUTH AFRICA			363,750,265

SOUTH KOREA — (10.8%)
COMMON STOCKS — (10.8%)
#	Amorepacific Corp.	3,527	2,500,378
	Cheil Industrial, Inc.	20,690	1,132,487
#	CJ Corp.	8,888	1,174,584
	Daegu Bank Co., Ltd.	58,240	1,085,232
#	Daelim Industrial Co., Ltd.	18,800	3,144,659
#	Daewoo Engineering & Construction Co., Ltd.	267,270	7,645,016
#	Daewoo International Corp.	45,870	1,940,609
#	Daewoo Securities Co., Ltd.	103,195	3,184,418
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	8,495,574
	Dong Bu Insurance Co., Ltd.	16,740	700,125
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	2,778,914
#	Doosan Infracore Co., Ltd.	97,520	3,549,891
	GS Engineering & Construction Corp.	27,320	4,306,823
	GS Holdings Corp.	42,945	2,219,099
	Han Wha Corp.	22,240	1,430,641
	Hana Financial Group, Inc.	112,261	5,308,981
*	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	1,301,435
	Hanjin Heavy Industry Co., Ltd.	5,610	255,027
#	Hankook Tire Manufacturing Co., Ltd.	84,420	1,849,022
#	Hite Brewery Co., Ltd.	13,530	1,763,678
* #	Hynix Semiconductor, Inc.	118,050	4,253,502
	Hyundai Department Store Co., Ltd.	7,630	862,136
	Hyundai Development Co.	37,270	3,334,597

293

#	Hyundai Heavy Industries Co., Ltd.	49,890	$19,659,139
#	Hyundai Merchant Marine Co., Ltd.	24,600	1,301,099
	Hyundai Mobis	53,070	5,705,835
	Hyundai Motor Co., Ltd.	122,979	9,112,853
#	Hyundai Securities Co., Ltd.	5,180	157,867
#	Hyundai Steel Co.	58,560	4,684,717
	Kangwon Land, Inc.	150,410	3,605,320
#	KCC Corp.	7,410	3,790,373
* #	Kia Motors Corp.	263,640	3,564,853
	Kookmin Bank	161,175	13,074,407
	Kookmin Bank Sponsored ADR	117,300	9,554,085
	Korea Electric Power Corp.	295,290	13,182,800
#	Korea Exchange Bank	200,200	3,170,902
	Korea Gas Corp.	47,100	2,888,860
	Korea Investment Holdings Co., Ltd.	18,640	1,200,080
	KT Corp.	195,930	9,294,804
	KT Freetel, Ltd.	47,030	1,528,339
	KT&G Corp.	103,590	7,876,483
#	LG Chemical, Ltd.	36,776	3,826,805
	LG Corp.	136,225	7,819,415
	LG Dacom Corp.	6,470	168,919
	LG Electronics, Inc.	88,910	6,821,656
#	LG Household & Healthcare Co., Ltd.	5,120	780,693
* #	LG Phillips LCD Co., Ltd.	106,110	4,513,936
	Lotte Confectionary Co., Ltd.	350	596,389
* #	NCsoft Corp.	6,150	511,394
	Pacific Corp.	2,152	427,387
	POSCO	46,060	28,187,894
	POSCO ADR	73,100	11,206,961
	Pusan Bank	57,230	1,066,467
	S1 Corp.	3,130	171,107
	Samsung Corp.	77,520	5,277,065
#	Samsung Electro-Mechanics Co., Ltd.	37,767	2,088,460
	Samsung Electronics Co., Ltd.	97,139	61,235,445
	Samsung Engineering Co., Ltd.	1,140	131,219
	Samsung Fire and Marine Insurance, Ltd.	27,229	5,295,892
	Samsung Heavy Industries Co., Ltd.	126,000	6,353,742
#	Samsung SDI Co., Ltd.	24,812	1,630,964
#	Samsung Securities Co., Ltd.	33,780	2,879,287
	Samsung Techwin Co., Ltd.	1,500	108,278
#	Shinhan Financial Group Co., Ltd.	190,952	11,707,294
	Shinhan Financial Group Co., Ltd. ADR	2,400	297,600
	Shinsegae Co., Ltd.	10,460	6,912,659
#	SK Corp., Ltd.	21,194	3,260,261
*	Sk Energy Co., Ltd.	51,889	7,106,188
* #	SK Networks Co., Ltd.	111,390	2,706,942
	SK Telecom Co., Ltd.	56,085	12,309,078
#	S-Oil Corp.	47,310	3,813,355
	Woongjin Coway Co., Ltd.	13,260	416,958
#	Woori Investment & Securities Co., Ltd.	67,386	1,892,770
TOTAL — SOUTH KOREA			379,092,124

294

TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
	Acer, Inc.	1,861,463	$3,273,767
	Advanced Semiconductor Engineering, Inc.	2,906,803	2,873,493
	Advanced Semiconductor Engineering, Inc. ADR	37,700	188,500
	Advantech Co., Ltd.	336,424	1,019,302
	Asia Cement Corp.	2,245,937	3,150,440
	Asustek Computer, Inc.	2,632,710	7,856,750
	AU Optronics Corp.	5,013,256	7,312,833
	AU Optronics Corp. Sponsored ADR	160,495	2,357,679
*	Benq Corp.	1,973,318	925,341
*	Catcher Co., Ltd.	191,628	1,532,366
	Cathay Financial Holdings Co., Ltd.	8,465,487	18,840,962
	Cathay Real Estate Development Co., Ltd.	692,000	322,994
	Chang Hwa Commercial Bank	3,763,796	2,361,010
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,564,941
	Cheng Uei Precision Industry Co., Ltd.	225,390	552,179
	Chi Mei Optoelectronic Corp.	4,619,528	4,677,273
	China Airlines	2,565,970	1,006,333
	China Development Financial Holding Corp.	8,277,080	3,375,350
	China Motor Co., Ltd.	1,190,196	1,055,465
	China Steel Corp.	8,142,745	11,071,338
*	Chinatrust Financial Holdings Co., Ltd.	5,894,283	4,433,181
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,467,942
*	CMC Magnetics Corp.	2,482,400	1,090,280
	Compal Communications, Inc.	270,270	636,294
	Compal Electronics, Inc.	2,706,112	2,995,840
	Delta Electronics Industrial Co., Ltd.	1,637,090	6,103,815
	D-Link Corp.	563,040	1,242,907
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,153,587
	Epistar Corp.	304,734	1,433,563
	Eternal Chemical Co., Ltd.	404,400	470,816
*	Eva Airways Corp.	2,660,444	983,370
	Evergreen Marine Corp., Ltd.	2,253,869	1,459,283
	Everlight Electronics Co., Ltd.	113,291	492,125
	Far East Textile, Ltd.	4,125,344	4,851,198
	Far Eastern International Bank	1,165,841	521,136
	First Financial Holding Co., Ltd.	5,023,209	3,472,604
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	13,213,440
	Formosa Plastics Corp.	4,721,167	11,728,338
	Formosa Taffeta Co., Ltd.	484,000	549,795
	Foxconn Technology Co., Ltd.	546,086	4,963,485
	Fubon Financial Holding Co., Ltd.	7,768,052	6,697,610
*	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	870,734
	High Tech Computer Corp.	365,227	4,961,591
	Hon Hai Precision Industry Co., Ltd.	4,986,007	37,002,608
	Hotai Motor Co., Ltd.	387,000	990,960
	Hua Nan Financial Holding Co., Ltd.	5,737,122	3,786,768
	Inventec Corp.	1,500,193	955,053
	Johnson Health Tech Co., Ltd.	84,000	331,706
	King Yuan Electronics Co., Ltd.	164,985	102,072

295

	Kinsus Interconnect Technology Corp.	210,100	$724,994
	Largan Precision Co., Ltd.	81,855	664,762
	Lite-On Technology Corp.	1,428,428	2,253,782
*	Macronix International Co., Ltd.	1,240,000	768,378
	Media Tek, Inc.	817,386	13,816,108
	Mega Financial Holding Co., Ltd.	9,477,535	5,900,720
	Mitac International Corp.	1,082,013	1,350,614
	Nan Ya Plastic Corp.	6,878,218	16,690,987
	Nanya Technology Co., Ltd.	3,664,634	2,695,027
*	Pacific Electric Wire & Cable Corp.	233,200	3,675
	Pan-International Industrial Corp.	196,524	635,320
	Phoenix Precision Technology Corp.	175,866	203,684
	Pou Chen Corp.	1,737,978	1,737,835
	President Chain Store Corp.	776,260	2,016,017
	Quanta Computer, Inc.	3,113,430	5,065,654
	Realtek Semiconductor Corp.	269,396	1,318,262
	Richtek Technology Corp.	69,000	758,947
	Shin Kong Financial Holding Co., Ltd.	3,336,636	3,249,992
	Silicon Integrated Systems Corp.	1,007,400	494,471
	Siliconware Precision Industries Co., Ltd.	1,984,067	4,048,084
	SinoPac Holdings Co., Ltd.	4,089,033	1,939,446
	Sunplus Technology Co., Ltd.	240,591	428,892
	Synnex Technology International Corp.	700,331	1,930,119
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,891,620
*	Taiwan Business Bank	2,272,325	638,303
	Taiwan Cement Corp.	2,391,976	3,078,016
	Taiwan Cooperative Bank	303,160	209,086
	Taiwan Glass Ind. Corp.	1,176,915	1,070,742
	Taiwan Life Insurance Co., Ltd	242,000	386,564
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,433,693	40,694,463
*	Tatung Co., Ltd.	2,839,000	1,337,100
	Transcend Information, Inc.	202,000	759,715
	Tung Ho Steel Enterprise Corp.	503,000	675,091
*	U-Ming Marine Transport Corp.	648,860	1,936,129
	Uni-President Enterprises Corp.	2,663,801	3,093,385
	United Microelectronics Corp.	15,993,868	9,029,134
*	Via Technologies, Inc.	813,000	582,254
	Walsin Lihwa Corp.	2,278,539	1,119,290
	Wan Hai Lines Co., Ltd.	1,625,914	1,147,738
	Winbond Electronics Corp.	3,308,000	994,269
	Wintek Corp.	747,438	856,825
	Wistron Corp.	1,031,020	1,873,788
*	Ya Hsin Industrial Co., Ltd.	738,018	133,291
	Yageo Corp.	613,000	235,144
*	Yang Ming Marine Transport Corp.	2,024,894	1,430,505
	Yulon Motor Co., Ltd.	1,239,238	1,355,107
	Zyxel Communication Corp.	315,070	547,980

TOTAL — TAIWAN			338,051,726

296

THAILAND — (1.6%)
COMMON STOCKS — (1.6%)
#	Advance Info Service PCL (Foreign)	2,764,500	$7,573,973
	Aromatics (Thailand) PCL (Foreign)	906,200	1,994,115
	Bangkok Bank PCL	301,200	1,044,675
	Bangkok Bank PCL (Foreign)	650,000	2,254,445
#	Bangkok Dusit Medical Services PCL (Foreign)	398,700	447,390
	Bangkok Expressway PCL (Foreign)	250,000	177,062
	Bank of Ayudhya PCL (Foreign)	2,779,900	2,167,366
	Banpu PCL (Foreign)	132,000	1,154,182
	BEC World PCL (Foreign)	1,992,000	1,346,966
	Big C Supercenter PCL (Foreign) NVDR	25,000	35,339
#	Bumrungrad Hospital PCL (Foreign)	297,000	378,716
	C.P. Seven Eleven PCL (Foreign)	2,614,700	830,668
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	1,506,300	296,343
	Central Pattana PCL (Foreign)	888,500	789,835
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,034,906
	Delta Electronics (Thailand) PCL (Foreign)	1,629,610	1,011,679
	Hana Microelectronics PCL (Foreign)	387,400	268,730
*	Italian-Thai Development PCL	1,617,400	315,843
	Kasikornbank PCL (Foreign)	1,860,300	4,283,407
	Krung Thai Bank PCL (Foreign)	11,073,770	3,679,422
#	Land & Houses PCL (Foreign)	2,130,310	493,616
	Land and Houses PCL	2,249,700	445,875
	Precious Shipping PCL (Foreign) NVDR	320,400	315,170
	PTT Chemical PCL (Foreign)	693,060	2,221,994
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	1,944,142
	Sahaviriya Steel Industries PCL (Foreign)	6,094,000	168,735
	Siam Cement PCL (Foreign)	270,000	1,998,834
#	Siam City Cement PCL (Foreign)	296,013	2,363,963
	Siam Commercial Bank PCL (Foreign)	2,549,166	5,832,397
	Siam Makro PCL (Foreign)	45,500	119,353
	Thai Oil PCL (Foreign)	915,200	2,187,304
	Thai Union Frozen Products PCL (Foreign)	2,387,520	1,711,833
	Thanachart Capital PCL (Foreign)	890,550	402,318
	The Siam Cement PCL (Foreign)	117,900	859,079
	Thoresen Thai Agencies PCL (Foreign)	276,000	426,348
*	TMB Bank PCL (Foreign)	15,028,781	841,016
	TPI Polene PCL (Foreign)	812,200	397,696
* #	True Corp. PCL (Foreign)	5,239,000	1,045,968
TOTAL COMMON STOCKS			54,860,703

RIGHTS/WARRANTS — (0.0%)
*	True Corp. PCL (Foreign) Rights 03/31/08	1,444,563	—

TOTAL — THAILAND			54,860,703

TURKEY — (3.5%)
COMMON STOCKS — (3.5%)
	Akbank T.A.S.	3,944,861	25,203,595
	Akcansa Cimento Sanayi ve Ticaret A.S.	49,600	379,532
	Aksigorta A.S.	122,669	827,545
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	6,634,445

297

	Arcelik A.S	289,702	$2,034,789
*	Dogan Sirketler Grubu Holding A.S.	1,473,018	2,819,190
*	Dogan Yayin Holding A.S.	542,814	1,981,567
	Enka Insaat ve Sanayi A.S.	546,871	5,986,992
	Eregli Demir ve Celik Fabrikalari Turk A.S.	611,279	4,800,334
	Ford Otomotiv Sanayi A.S.	367,171	3,513,396
*	Koc Holding A.S. Series B	1,286,388	5,885,484
	Migros Turk A.S.	8,644	143,480
	Tofas Turk Otomobil Fabrikasi A.S.	28,914	132,858
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	6,620,486
	Turk Sise ve Cam Fabrikalari A.S.	539,099	2,262,032
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,872,149
	Turkcell Iletisim Hizmetleri A.S. ADR	32,100	578,121
	Turkiye Garanti Bankasi A.S.	3,760,431	24,178,913
	Turkiye Is Bankasi A.S.	3,364,999	16,443,662
*	Yapi ve Kredi Bankasi A.S.	3,112,892	8,955,106

TOTAL — TURKEY			121,253,676

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $14,980,000 FNMA 6.50%, 11/01/36, valued at $12,284,376) to be repurchased at $12,107,978	$12,101	12,101,000

SECURITIES LENDING COLLATERAL — (9.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $434,309,825 FHLMC, rates ranging from 4.836% o 6.697%, maturities ranging from 03/01/35 to 04/01/37; FNMA, rates ranging from 5.885% to 6.276%, maturities ranging from 06/01/16 to 01/01/37; & GNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 09/15/36 to 11/20/36, valued at $351,360,608) to be repurchased at $344,522,855	344,471	344,471,184

TOTAL INVESTMENTS - (100.0%) (Cost $1,844,088,865)##		$3,493,405,022

298

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas SAIC	1,007	$1,491
	Banco Macro SA	99,961	269,405
*	Banco Suquia SA	76,789	11,802
*	Capex SA Series A	26,370	136,736
*	Carboclor SA	50,662	25,011
*	Celulosa Argentina SA Series B	8,473	8,051
*	Central Puerto SA Series B	61,000	97,542
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	415,852
	Dycasa SA Series B	23,052	30,062
*	Endesa Costanera SA Series B	50,000	68,309
	Ferrum SA de Ceramica y Metalurgica Series B	32,699	31,982
	Fiplasto SA	18,000	10,507
*	Grupo Estrella SA Series B	30,460	8,039
	Importadora y Exportadora de la Patagonia Series B	24,999	141,270
	Introductora de Buenos Aires SA Series A	9,832	3,633
*	IRSA Inversiones y Representaciones SA	379,635	630,631
*	Juan Minetti SA	131,531	95,565
	Ledesma S.A.A.I.	387,128	336,564
*	Metrogas SA Series B	90,000	41,917
*	Polledo SA Industrial y Constructora y Financiera	88,891	13,524
	Solvay Indupa S.A.I.C.	440,500	508,796

TOTAL — ARGENTINA			2,886,689

BRAZIL — (10.0%)
COMMON STOCKS — (1.8%)
	Acesita SA	4,290	181,483
	Acos Villares SA Avil	120,000	48,318
*	Avipal SA Avicultura e Agropecua	101,900	933,304
	Cia de Saneamento do Parana	151,000	222,421
	Copesul Companhia Petroquimica do Sul	269,500	5,108,412
	Energias do Brazil SA	8,202	128,674
	Eternit SA	265,770	1,163,590
*	Gradiente Electronica SA	2,600	17,479
*	IdeiasNet SA	201,300	666,896
	Industrias Romi SA	12,600	118,807
*	M&G Poliester SA	640,780	75,117
*	Mangels Industrial SA	7,300	106,635
	Metalurgica Gerdau SA	2,907	86,751
	Perdigao SA	311,716	6,069,088
	Perdigao SA ADR	61,500	2,324,700

299

	Sao Paulo Alpargatas SA	5,100	$480,887
	Weg SA	890,600	9,446,170
TOTAL COMMON STOCKS			27,178,732

PREFERRED STOCKS — (8.2%)
	Acesita SA	124,376	4,754,434
	Banco Mercantil do Brasil SA	130,000	47,084
*	Bardella SA Industrias Mecanicas	1,100	85,499
	Braskem SA Preferred A	146,000	1,346,891
	Braskem SA Special Preferred A Sponsored ADR	301,000	5,493,250
	Centrais Electricas de Santa Catarina SA	80,900	1,587,487
	Companhai Energetica do Ceara Coelce Series A	128,000	1,653,823
	Companhia Brasileira de Petroleo Ipiranga SA	208,600	2,817,482
	Companhia de Tecidos Norte de Minas	184,142	1,135,636
	Companhia Paranaense de Energia-Copel Series B	478,800	7,840,899
	Companhia Paranaense de Energia-Copel Sponsored ADR	1,200	19,464
	Confab Industrial SA	634,252	2,117,409
	Distribuidora de Produtos de Petroleo Ipiranga SA	18,600	394,278
	Duratex SA	370,000	9,165,138
	Eletropaulo Metropolita SA Preferred A	69,600,000	3,760,245
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	137,615
	Energisa SA Prf NPV	27,760	155,496
	Forjas Taurus SA	203,700	1,152,431
	Fras-le SA	20,200	72,790
	Globex Utilidades SA	42,468	925,876
*	Industria de Bebidas Antarctica Polar SA	23,000	30,772
*	Inepar Industria e Construcoes SA	21,390	299,918
	Klabin SA	3,038,300	9,043,666
	Lojas Americanas SA	721,903	5,887,084
	Magnesita SA Series A	87,900,000	1,814,449
	Magnesita SA Series C	202,338	4,297
	Mahle-Metal Leve SA Industria e Comercio	28,666	493,108
	Marcopolo SA	506,800	2,071,629
	Metalurgica Gerdau SA	145,929	4,521,419
*	Net Servicos de Comunicacao SA	400,902	5,976,750
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	2,662,555
*	Paranapanema SA	119,150	2,125,510
	Petroquimica Uniao SA	32,400	244,404
	Randon Implementos e Participacoes SA	272,500	2,305,556
	Rasip Agro-Pastoril SA	51,000	19,755
	Refinaria de Petroleo Ipiranga SA	61,500	1,586,086
*	SA Fabrica de Produtos Alimenticios Vigor	225,000	315,367
	Sadia SA	1,138,000	5,730,601
	Sadia SA ADR	90,000	4,477,500
*	Santista Textil SA	16,400	205,794
	Sao Paulo Alpargatas SA	26,200	2,163,303
	Saraiva Livreiros Editores	53,300	893,767
*	Sharp SA Equipamentos Eletronicos	30,200,000	308
	Suzano Papel e Celullose SA	573,534	7,889,746
	Suzano Petroquimica SA	531,705	2,574,514
*	Tele Norte Celular Participacoes SA	10,990	148,999

300

	Telemig Celular Participacoes SA	86,801	$2,556,705
	Ultrapar Participacoes SA	137,030	4,727,605
	Uniao des Industrias Petroquimicas SA Series B	2,060,709	2,289,677
*	Varig Participacoes Em Transportes	122,026	948
*	Varig Particpacoes Em Servicos	116,823	271
*	Viacao Aerea Rio-Grandense SA	16,000	12,477
	Vivo Participacoes SA	980,412	4,637,219
	Votorantim Celulose e Papel SA	12,623	301,228
	Votorantim Celulose e Papel SA Sponsored ADR	149,200	3,488,296
	Whirlpool SA	301,516	843,692
TOTAL PREFERRED STOCKS			127,008,202

TOTAL — BRAZIL			154,186,934

CHILE — (1.5%)
COMMON STOCKS — (1.5%)
	Banmedica SA	1,355,107	1,707,629
	Cementos Bio-Bio SA	454,753	1,302,395
	Cintac SA	305,977	201,550
	Compania de Consumidores de Gas Santiago SA	69,187	356,668
*	Compania SudAmericana de Vapores SA	1,682,905	4,161,073
	Corpbanca SA	466,016,129	3,096,394
	Cristalerias de Chile SA	163,363	2,245,785
	Empresas Iansa SA	9,232,481	858,467
	Farmacias Ahumada SA	252,608	1,109,305
	Industrias Forestales SA	20,000	6,052
*	Madeco Manufacturera de Cobre SA Sponsored ADR	22,200	293,928
*	Madeco SA	14,534,460	1,928,678
	Masisa SA	2,083,112	535,226
	Parque Arauco SA	1,284,368	1,557,181
	Soquimic Comercial SA	562,478	295,764
	Vina de Concha y Toro SA	1,256,613	2,999,076
*	Vina San Pedro SA	40,113,498	474,852

TOTAL — CHILE			23,130,023

CHINA — (3.1%)
COMMON STOCKS — (3.1%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	41,490
	AMVIG Holdings, Ltd.	367,100	534,404
*	Anhui Expressway Co., Ltd.	536,000	454,370
*	AviChina Industry and Technology Co., Ltd.	352,000	65,173
*	Baoye Group Co., Ltd.	312,000	586,432
* #	Beijing Capital Land, Ltd.	1,108,000	834,089
* #	Beijing Enterprises Holdings, Ltd.	96,000	420,605
* #	Byd Co., Ltd.	9,000	65,148
*	Catic Shenzhen Holdings, Ltd.	254,000	191,723
	Chaoda Modern Agriculture (Holdings), Ltd.	1,050,500	809,128
*	China Aerospace International Holdings, Ltd.	732,500	116,059
#	China Everbright International, Ltd.	1,002,800	389,778
#	China Foods, Ltd.	527,200	337,313
#	China Gas Holdings, Ltd.	1,029,500	345,811
#	China Green (Holdings), Ltd.	327,800	277,823

301

* #	China Haidian Holdings, Ltd.	923,000	128,403
* #	China Infrastructure Machinery Holdings, Ltd.	1,042,000	2,248,383
*	China Mining Resources Group, Ltd.	1,491,900	248,342
	China Power International Development, Ltd.	1,194,200	593,349
	China Rare Earth Holdings, Ltd.	622,300	171,467
	China Shineway Pharmaceutical Group, Ltd.	366,200	241,991
	China State Construction International Holdings, Ltd.	514,000	728,320
* #	China Yurun Food Group, Ltd.	1,455,000	1,748,897
*	Chongqing Iron and Steel Co., Ltd.	584,000	361,508
* #	CITIC 21CN Co., Ltd.	1,021,200	129,439
#	CNPC (Hong Kong), Ltd.	5,260,000	2,793,048
	Comba Telecom Systems Holdings, Ltd.	267,600	93,058
	COSCO International Holdings, Ltd.	643,000	656,723
* #	Dalian Port (PDA) Co., Ltd.	1,154,000	845,777
	Digital China Holdings, Ltd.	443,800	216,155
#	Dynasty Fine Wines Group, Ltd.	364,600	136,879
*	First Tractor Co., Ltd.	432,000	217,044
*	Founder Holdings, Ltd.	562,900	57,089
#	FU JI Food & Catering Services	179,800	530,605
#	Geely Automobile Holdings, Ltd.	1,411,900	213,789
	Global Bio-Chem Technology Group Co., Ltd.	713,400	312,021
*	Golden Eagle Retail Group, Ltd.	1,742,000	1,679,764
*	Great Wall Motor Co., Ltd.	435,000	533,936
*	Great Wall Technology Co., Ltd.	442,000	175,213
*	Guangzhou Pharmaceutical Co., Ltd.	230,000	239,662
	GZI Transport, Ltd.	707,300	469,515
*	Hainan Meilan International Airport Co., Ltd.	293,000	302,538
*	Harbin Power Equipment Co., Ltd.	704,000	1,527,891
#	HKC (Holdings), Ltd.	1,526,600	477,390
* #	Hunan Non-Ferrous Metal Corp., Ltd.	1,418,000	827,608
*	Jiaoda Kunji High-Tech Co., Ltd.	70,000	161,539
*	Jingwei Textile Machinery Co., Ltd.	234,000	197,241
#	Kingway Brewery Holdings, Ltd.	309,800	110,477
#	Li Ning Co., Ltd.	1,288,000	3,662,450
* #	Lianhua Supermarket Holdings Co., Ltd.	207,000	281,459
* #	Lingbao Gold Co., Ltd.	290,000	192,151
#	Mingyuan Medicare Development Co., Ltd.	751,900	125,689
* #	Minmetals Resources, Ltd.	518,000	324,516
*	Nanjing Panda Electronics Co., Ltd.	76,000	37,483
#	Neo-China Group (Holdings), Ltd.	1,566,100	392,327
*	Qingling Motors Co., Ltd.	1,380,000	339,841
* #	Shandong Molong Petroleum Machinery Co., Ltd.	1,132,000	250,337
* #	Shanghai Prime Machinery Co., Ltd.	796,000	328,090
*	Shenzhen Expressway Co., Ltd.	1,622,000	1,582,706
#	Shenzhen International Holdings, Ltd.	5,996,800	691,754
*	Shenzhou International Group	703,000	360,573
	Shougang Concord International Enterprises Co., Ltd.	1,328,100	458,896
*	Sichuan Expressway Co., Ltd.	1,154,000	379,022
	SinoCom Software Group, Ltd.	359,200	52,307
	Sinolink Worldwide Holdings, Ltd.	1,673,300	501,104
	Sinopec Kantons Holdings, Ltd.	552,300	170,922
*	Sinotrans, Ltd.	3,102,000	1,709,622
	Skyworth Digital Holdings, Ltd.	1,094,300	140,462
#	SRE Group, Ltd.	674,000	295,067
	Stone Group Holdings, Ltd.	1,404,000	142,142

302

* #	TCL Communication Technology Holdings, Ltd.	2,483,000	81,348
*	TCL Multimedia Technology Holdings, Ltd.	1,800,700	111,069
* #	Tianjin Capital Environmental Protection	326,000	212,755
	Tianjin Development Holdings, Ltd.	485,800	570,032
* #	Towngas China Co., Ltd.	1,780,000	1,050,781
*	Tpv Technology, Ltd.	2,760,000	1,731,516
* #	Travelsky Technology, Ltd.	1,149,000	926,330
*	Weiqiao Textile Co., Ltd.	899,500	1,996,559
*	Xiamen International Port Co., Ltd.	1,272,000	456,734
*	Xinao Gas Holdings, Ltd.	1,042,000	1,722,449
* #	Xiwang Sugar Holdings Co., Ltd.	870,000	429,714
*	Zhejiang Glass Co., Ltd.	67,000	70,278

TOTAL — COMMON STOCKS			46,622,892

RIGHTS/WARRANTS — (0.0%)
*	Global Bio-Chem Technology Group Co., Ltd. Rights 09/13/07	4,632	—

TOTAL — CHINA			46,622,892

HUNGARY — (0.6%)
COMMON STOCKS — (0.6%)
*	Danubius Hotel & Spa NYRT	47,091	2,437,584
	Egis Gyogyszergyar NYRT	10,308	1,254,975
*	Fotex NYRT	299,751	1,545,071
*	Pannonplast RT	39,441	1,528,767
*	RABA Automotive Holding P.L.C.	102,964	1,308,559
*	Synergon Information Systems	37,006	335,887
*	Tiszai Vegyi Kombinat RT	5,850	241,732
	Zwack Unicum RT	1,100	106,747

TOTAL — HUNGARY			8,759,322

INDIA — (9.7%)
COMMON STOCKS — (9.7%)
*	3M India, Ltd.	4,899	206,563
	Aarti Industries, Ltd.	93,754	68,777
*	Abhishek Industries, Ltd.	216,492	99,032
	Adani Enterprises, Ltd.	225,340	1,885,258
*	Adlabs Films, Ltd.	66,472	765,745
	Ador Welding, Ltd.	17,588	112,868
	Aftek, Ltd.	125,900	191,639
*	Agro Tech Foods, Ltd.	39,674	170,556

303

	Alembic, Ltd.	280,835	$496,894
	Alfa Laval (India), Ltd.	7,075	170,758
	Alok Industries, Ltd.	315,146	519,923
	Ansal Properties & Infrastructure, Ltd.	28,540	174,624
	Apollo Hospitals Enterprise, Ltd.	124,821	1,476,232
	Apollo Tyres, Ltd.	880,050	874,036
*	Aptech, Ltd.	69,254	506,816
	Arvind Mills, Ltd.	279,573	328,507
	Asahi India Glass, Ltd.	319,030	824,969
*	Ashapura Minechem, Ltd.	55,491	532,551
*	Asian Electronics, Ltd.	23,677	480,394
*	Asian Hotels, Ltd.	26,208	467,455
	Astra Microwave Products, Ltd.	101,837	380,510
	Aurobindo Pharma, Ltd.	84,761	1,250,414
	Automotive Axles, Ltd.	19,185	224,161
*	Avaya Globalconnect, Ltd.	27,160	198,520
	Aventis Pharma, Ltd.	17,006	508,293
	Aztecsoft, Ltd.	76,802	141,098
	Bajaj Auto Finance, Ltd.	54,772	500,558
	Bajaj Hindusthan, Ltd.	81,444	267,338
	Balaji Telefilms, Ltd.	131,073	846,824
	Ballarpur Industries, Ltd.	340,543	1,158,309
	Balmer Lawrie & Co., Ltd.	23,290	227,860
	Balrampur Chini Mills, Ltd.	876,659	1,263,690
	Bank of Maharashtra, Ltd.	660,031	856,541
	Bank of Rajasthan, Ltd.	215,182	506,424
	Bannari Amman Sugars, Ltd.	15,919	255,348
	BASF India, Ltd.	53,833	349,756
*	Bata India, Ltd.	86,199	333,727
	Berger Paints India, Ltd.	606,884	727,886
	Bharati Shipyard, Ltd.	50,252	672,991
*	Bhushan Steel & Strips, Ltd.	82,431	1,531,737
	Birla Corp., Ltd.	190,628	1,355,045
	Blue Dart Express, Ltd.	16,011	244,856
	Blue Star, Ltd.	137,056	1,078,391
	BOC India, Ltd.	110,022	346,325
*	Bombay Burmah Trading Co.	3,100	35,359
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,121,069
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	361,025
	Bosch Chassis Systems India	17,108	167,964
	Britannia Industries, Ltd.	24,618	947,702
	Cadila Healthcare, Ltd.	8,706	65,401
*	Cambridge Solutions, Ltd.	130,152	366,514
	Carborundum Universal, Ltd.	152,175	662,628
	Ceat, Ltd.	110,159	439,343
	Century Enka, Ltd.	37,178	108,095
	CESC, Ltd.	164,998	1,877,068
	Chambal Fertilizers & Chemicals, Ltd.	850,651	1,036,091
*	Chemplast Sanmar, Ltd.	79,745	13,291
	Chennai Petroleum Corp., Ltd.	158,173	1,010,685
	Cholamandalam DBS Finance, Ltd.	25,462	115,910
	City Union Bank, Ltd.	50,425	265,068

304

	Clariant Chemicals (India), Ltd.	25,417	$182,161
	CMC, Ltd.	29,521	751,416
	Coromandel Fertilisers, Ltd.	236,478	537,577
	Cranes Software International, Ltd.	167,995	492,234
	Crisil, Ltd.	7,898	711,759
*	Dabur Pharma, Ltd.	156,360	289,701
	Dalmia Cement (Bharat), Ltd.	60,289	534,760
	DCM Shriram Consolidated, Ltd.	199,958	354,209
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	446,054
	Dhampur Sugar Mills, Ltd.	67,667	83,056
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,169,405
	D-Link (India), Ltd.	46,638	77,184
	E.I.D. - Parry (India), Ltd.	178,726	594,551
	Eicher Motors, Ltd.	51,963	463,697
	EIH, Ltd.	158,145	442,255
	Elder Pharmaceuticals, Ltd.	45,749	427,836
	Electrosteel Casings, Ltd.	38,406	422,279
	Elgi Equipments, Ltd.	112,237	143,763
	Esab India, Ltd.	31,753	384,622
*	Escorts, Ltd.	105,268	245,288
*	Essar Steel, Ltd.	603,667	588,392
	Essel Propack, Ltd.	172,455	251,026
*	Eveready Industries (India), Ltd.	149,446	189,590
	Everest Industries, Ltd.	19,415	47,863
	Exide Industries, Ltd.	1,410,790	2,176,013
	FAG Bearings (India), Ltd.	26,817	448,364
	FDC, Ltd.	287,026	207,327
	Federal Bank, Ltd.	139,649	1,174,785
	Finolex Cables, Ltd.	253,437	478,798
	Finolex Industries, Ltd.	229,394	410,423
	Gammon India, Ltd.	141,799	1,603,509
	Garden Silk Mills, Ltd.	41,526	64,095
	Geodesic Information Systems, Ltd.	144,811	830,264
	Geometric Software Solutions Co., Ltd.	103,884	255,748
	GHCL, Ltd.	194,236	541,961
	Gillette India, Ltd.	8,591	180,850
	GlaxoSmithKline Consumer Healthcare, Ltd.	51,969	790,467
	Godfrey Phillips India, Ltd.	2,778	86,774
	Godrej Consumer Products, Ltd.	258,703	852,256
*	Goetze (India), Ltd.	60,504	245,346
	Graphite India, Ltd.	221,802	300,745
	Great Eastern Shipping Co., Ltd.	68,888	533,085
	Greaves Cotton, Ltd.	75,608	570,262
*	GTL Infrastructure, Ltd.	258,243	213,478
	GTL, Ltd.	258,243	1,446,217
	Gujarat Alkalies & Chemicals, Ltd.	135,835	432,359
*	Gujarat Ambuja Exports, Ltd.	90,000	67,329
	Gujarat Fluorochemicals, Ltd.	82,480	1,282,312
	Gujarat Gas Co., Ltd.	85,660	592,188
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	780,787
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	696,988
	H.E.G., Ltd.	76,619	383,300

305

	HCL Infosystems, Ltd.	280,963	$1,367,689
	Helios & Matheson Information Technology, Ltd.	30,779	96,316
	Hexaware Technologies, Ltd.	234,745	696,901
	Hikal, Ltd.	17,498	198,535
*	Himachal Futuristic Communications, Ltd.	1,315,900	654,028
	Himatsingka Seide, Ltd.	115,558	320,038
	Hinduja TMT, Ltd.	36,075	348,896
	Hindustan Construction Co., Ltd.	454,872	1,453,949
*	Hindustan Motors, Ltd.	280,005	213,226
*	Hindustan Oil Exploration Co., Ltd.	124,222	313,429
*	Hindustan Sanitaryware & Industries, Ltd.	69,904	124,328
	Honeywell Automation India, Ltd.	5,771	260,300
	Hotel Leelaventure, Ltd.	852,415	895,084
*	HTMT Global Solutions, Ltd.	36,075	343,187
	ICI India, Ltd.	50,985	658,445
	iGate Global Solutions, Ltd.	46,346	248,559
	India Glycols, Ltd.	47,189	207,559
	Indo Rama Synthetics (India), Ltd.	136,867	184,228
*	Indoco Remedies, Ltd.	12,300	79,116
	IndusInd Bank, Ltd.	447,357	580,991
	Infomedia India, Ltd.	23,790	144,083
	Infotech Enterprises, Ltd.	87,418	586,531
	IPCA Laboratories, Ltd.	49,456	830,120
*	Ispat Industries, Ltd.	930,933	440,551
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	229,801
*	Jain Irrigation Systems, Ltd.	104,258	1,198,417
	Jammu & Kashmir Bank, Ltd.	87,581	1,428,575
	JBF Industries, Ltd.	99,101	351,870
*	Jindal Poly Films, Ltd.	29,404	144,706
	Jindal Saw, Ltd.	86,416	1,237,866
	Jindal Stainless, Ltd.	232,194	933,716
	JK Tyre and Industries, Ltd.	50,801	168,029
	Jubilant Organosys, Ltd.	69,904	500,188
	Jyoti Structures, Ltd.	135,753	693,537
	K.S.B. Pumps, Ltd.	15,895	193,584
*	Kajaria Ceram	52,155	34,189
	Karnataka Bank, Ltd.	198,190	922,338
	Karur Vysya Bank, Ltd.	82,719	661,049
*	KEC Infrastructures, Ltd.	50,258	31,116
	KEC International, Ltd.	50,258	711,272
	Kesoram Industries, Ltd.	83,108	966,879
	Kirloskar Oil Engines, Ltd.	145,453	1,145,772
*	Kohinoor Foods, Ltd.	27,660	38,050
	KPIT Cummins Infosystems, Ltd.	141,710	406,168
*	L. G. Balakrishnan & Brothers, Ltd.	41,164	23,428
	Lakshmi Machine Works, Ltd.	5,560	396,129
	LANXESS ABS, Ltd.	23,441	111,270
	LIC Housing Finance, Ltd.	148,431	674,634
*	LML, Ltd.	48,896	15,387
	Macmillan India, Ltd.	8,169	52,707
	Madras Cements, Ltd.	1,770	155,236
	Maharashtra Scooters, Ltd.	4,550	33,080

306

	Maharashtra Seamless, Ltd.	99,628	$1,422,491
*	Mahindra Gesco Developers, Ltd.	43,486	550,223
	Mahindra Ugine Steel Co., Ltd.	21,140	40,988
	Mangalam Cement, Ltd.	49,704	198,524
	Marico, Ltd.	1,201,360	1,702,366
	Mastek, Ltd.	66,016	414,540
	Matrix Laboratories, Ltd.	276,239	1,616,681
*	Max India, Ltd.	318,985	1,570,475
	Megasoft, Ltd.	21,301	60,778
*	Mercator Lines, Ltd.	350,017	478,612
	Merck, Ltd.	20,256	194,600
	Micro Inks, Ltd.	11,233	104,495
	MIRC Electronics, Ltd.	233,585	96,996
	Mirza International, Ltd.	50,000	25,398
	Monnet Ispat, Ltd.	67,091	494,683
	Monsanto India, Ltd.	11,378	417,652
	Moser Baer (India), Ltd.	372,370	2,774,752
	Motherson Sumi Systems, Ltd.	666,405	1,568,162
*	Mphasis, Ltd.	214,746	1,526,087
	MRF, Ltd.	7,798	737,840
	Mukand, Ltd.	111,752	217,502
	Mukta Arts, Ltd.	1,572	3,194
*	Mysore Cements, Ltd.	210,450	261,210
	Nagarjuna Construction Co., Ltd.	326,167	1,625,096
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	827,113
*	Nahar Capital & Financial Services, Ltd.	31,896	—
*	Nahar Exports, Ltd.	45,938	26,802
*	Nahar Spinning Mills, Ltd.	67,990	137,477
	Natco Pharma, Ltd.	42,713	115,276
	National Organic Chemical Industries, Ltd.	307,183	201,444
	Navneet Publications (India), Ltd.	67,988	97,369
*	Nelco, Ltd.	40,558	91,543
*	Netflier Finco, Ltd.	16,931	15,410
	NIIT Technologies, Ltd.	114,330	864,140
	NIIT, Ltd.	340,635	1,044,257
	Nirma, Ltd.	14,900	58,660
	Nucleus Software Exports, Ltd.	42,062	355,850
	OCL India, Ltd.	56,194	198,116
	Omax Autos, Ltd.	40,939	64,086
*	Opto Circuits India, Ltd.	128,425	1,428,026
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	563,882
	Orient Paper & Industries, Ltd.	29,662	314,455
	Panacea Biotec, Ltd.	131,578	1,221,324
	Pantaloon Retail India, Ltd.	2,575	31,646
	Patel Engineering, Ltd.	95,283	1,007,836
*	Pentamedia Graphics, Ltd.	295,907	37,197
	Petronet LNG, Ltd.	624,101	940,808
	Pfizer, Ltd.	58,104	979,790
	Pidilite Industries, Ltd.	481,710	1,749,209
	Polaris Software Lab, Ltd.	157,531	437,413
*	Polyplex Corp., Ltd.	11,792	48,712
	Praj Industries, Ltd.	268,545	1,239,810

307

	Pricol, Ltd.	132,536	$93,738
	Prism Cements, Ltd.	488,874	664,951
	PSL, Ltd.	63,467	500,223
*	PTC India, Ltd.	264,901	520,006
*	Punjab Tractors, Ltd.	121,158	696,407
	Radico Khaitan, Ltd.	218,080	890,849
	Rain Calcining, Ltd.	269,093	254,819
	Rajasthan Spinning & Weaving Mills, Ltd.	35,412	68,959
	Rallis India, Ltd.	26,769	212,366
*	Rama Newsprint & Papers, Ltd.	83,017	57,634
	Raymond, Ltd.	83,766	528,977
	REI Agro, Ltd.	107,592	843,795
	Reliance Industrial Infrastructure, Ltd.	24,104	282,193
	Rico Auto Industries, Ltd.	202,391	165,204
	Rolta India, Ltd.	133,108	1,525,131
	Ruchi Soya Industries, Ltd.	74,342	713,947
*	Sakthi Sugars, Ltd.	61,507	112,572
*	Saregama India, Ltd.	27,039	163,517
*	Selectron Ems India, Ltd.	9,432	—
	Shanthi Gears, Ltd.	79,510	137,976
	Shasun Chemicals & Drugs, Ltd.	54,483	123,919
*	Shree Precoated Steel, Ltd.	95,800	725,985
	Shriram Transport Finance Co., Ltd.	280,556	1,168,071
*	Shyam Telecom, Ltd.	20,740	44,255
*	Shyam Telekink, Ltd.	470,508	50,871
*	Sical Logistics, Ltd.	41,648	240,633
	SKF India, Ltd.	95,810	956,375
*	Solectron Centum Electronics, Ltd.	18,865	128,651
	Sona Koyo Steering Systems, Ltd.	174,060	203,962
	Sonata Software, Ltd.	155,438	191,848
*	South East Asia Marine Engineering Services, Ltd.	58,658	315,971
	South India Bank, Ltd.	189,050	701,188
	Srei Infrastructure Finance, Ltd.	186,033	418,897
	SRF, Ltd.	118,415	387,500
*	SSI, Ltd.	71,696	317,288
	Sterling Biotech, Ltd.	469,728	1,824,777
	Sterlite Optical Technologies, Ltd.	95,694	522,938
	Strides Arcolab, Ltd.	64,472	431,992
	Subex Azure, Ltd.	59,420	770,902
	Subros, Ltd.	21,956	116,969
	Sundaram-Clayton, Ltd.	3,890	66,791
	Sundram Fastners, Ltd.	465,052	596,089
*	Supreme Industries, Ltd.	22,265	112,460
	Supreme Petrochem, Ltd.	144,830	91,171
*	Swaraj Engines, Ltd.	3,100	12,931
	Taj GVK Hotels and Resorts, Ltd.	69,666	239,150
	Tata Elxsi, Ltd.	67,874	519,974
	Tata Investment Corp., Ltd.	50,540	539,098
	Tata Metaliks, Ltd.	42,871	151,010
	Tata Sponge Iron, Ltd.	25,066	95,904
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,713,579
	Tele Data Informatics, Ltd.	304,790	510,334

308

	Texmaco, Ltd.	18,169	$508,220
	Thomas Cook (India), Ltd.	73,470	113,709
*	Tinplate Company of India, Ltd.	55,301	64,048
	Torrent Pharmaceuticals, Ltd.	173,636	874,570
	Torrent Power, Ltd.	49,230	101,636
	Trent, Ltd.	18,895	315,521
	Tube Investments of India, Ltd.	338,984	482,037
	TVS Motor Co., Ltd.	419,055	672,286
	Ucal Fuel Systems, Ltd.	16,389	31,691
	Unichem Laboratories, Ltd.	64,944	352,310
	Usha Martin, Ltd.	433,015	601,328
*	Uttam Galva Steels, Ltd.	127,929	104,992
	Vardhman Textiles, Ltd.	76,291	278,798
	Varun Shipping Co.	261,746	400,768
	Vesuvius India, Ltd.	12,502	67,273
*	Welspun India, Ltd.	92,659	133,827
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	1,769,985
	Wockhardt, Ltd.	10,466	98,472
	Wyeth, Ltd.	40,457	486,593
	Zensar Technologies, Ltd.	41,117	212,804
	Zuari Industries, Ltd.	55,762	319,629
TOTAL COMMON STOCKS			149,271,442

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	31,430

RIGHTS/WARRANTS — (0.0%)
*	GTL Infrastructure, Ltd. Rights 09/14/07	258,243	150,050

TOTAL — INDIA			149,452,922

INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
*	PT Agis Tbk	4,773,000	393,503
	PT Apexindo Pratama Tbk	2,187,000	472,631
*	PT Asahimas Flat Glass Tbk	1,012,000	353,275
	PT Astra Graphia Tbk	4,549,000	260,839
*	PT Bakrie & Brothers Tbk	55,119,500	1,579,796
*	PT Bakrieland Development Tbk	42,469,250	1,782,703
	PT Bank Niaga Tbk	24,456,000	2,346,961
*	PT Bank Pan Indonesia Tbk	27,710,375	1,974,873
*	PT Batu Buana Tbk	77,715	1,029
	PT Berlian Laju Tanker Tbk	11,737,700	1,929,311
*	PT Bhakti Investama Tbk	24,551,100	2,377,410
*	PT Budi Acid Jaya Tbk	7,007,000	290,908
	PT Charoen Pokphand Indonesia Tbk	3,974,250	452,864
*	PT Ciputra Surya Tbk	4,043,000	439,045
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	1,817,214
*	PT Clipan Finance Indonesia Tbk	3,133,000	114,923
*	PT Davomas Adabi Tbk	41,920,000	979,850

309

*	PT Delta Dunia Petronda Tbk	6,110,000	$675,192
*	PT Dharmala Intiland Tbk	1,097,400	58,258
*	PT Dynaplast Tbk	1,038,000	83,460
*	PT Energi Mega Persada Tbk	20,511,000	1,699,959
	PT Enseval Putera Megatrading Tbk	6,380,000	571,872
*	PT Eterindo Wahanatama Tbk	397,000	14,524
*	PT Ever Shine Textile Tbk	4,029,640	33,044
	PT Global Mediacom Tbk	7,250,000	780,663
*	PT Hanson International Tbk	5,038,000	35,775
*	PT Hero Supermarket Tbk	33,000	13,442
*	PT Holcim Indonesia Tbk	15,377,500	1,685,432
*	PT Indal Aluminium Industry Tbk	47,000	1,397
	PT Indofood Sukses Makmur Tbk	13,128,500	2,592,332
	PT Indo-Rama Synthetics Tbk	2,211,000	165,316
	PT Jaya Real Property Tbk	1,967,500	315,791
	PT Kalbe Farma Tbk	23,404,238	3,388,348
*	PT Karwell Indonesia Tbk	138,000	5,217
*	PT Kawasan Industry Jababeka Tbk	43,401,000	1,013,358
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,864
	PT Lautan Luas Tbk	2,745,500	124,147
	PT Lippo Karawaci Tbk	12,277,000	2,353,860
*	PT Mas Murni Indonesia Tbk	2,000,000	25,832
	PT Matahari Putra Prima Tbk	9,751,500	830,018
	PT Mayorah Indah Tbk	2,473,500	465,944
	PT Medco Energi International Tbk	4,344,000	1,807,263
	PT Metrodata Electronics Tbk	3,981,000	110,027
	PT Mitra Adiperkasa Tbk	2,585,000	217,113
*	PT Modern Photo Tbk	40,000	3,110
*	PT Mulia Industrindo Tbk	542,000	14,382
	PT Mustika Ratu Tbk	723,000	23,059
*	PT Pakuwon Jati Tbk	63,000	20,159
*	PT Panasia Indosyntec Tbk	79,000	3,365
*	PT Panin Insurance Tbk	9,119,500	311,236
*	PT Panin Life Tbk	47,214,500	957,604
	PT Petrosea Tbk	15,000	9,087
*	PT Pioneerindo Gourmet International Tbk	29,000	1,235
*	PT Polychem Indonesia Tbk	7,963,500	161,463
*	PT Prasidha Aneka Niaga Tbk	84,000	577
*	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,201
	PT Ramayana Lestari Sentosa Tbk	11,021,000	996,725
	PT Samudera Indonesia Tbk	223,000	153,905
	PT Selamat Semp Tbk	1,920,000	61,342
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	502,404
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	791,553
	PT Summarecon Agung Tbk	10,342,266	1,573,359
*	PT Sunson Textile Manufacturer Tbk	2,325,500	74,297
*	PT Suparma Tbk	2,400,000	71,186
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	2,473
*	PT Surya Dumai Industri Tbk	3,298,500	126,460
*	PT Suryainti Permata Tbk	2,334,500	343,987
*	PT Suryamas Dutamakmur Tbk	125,000	2,743
	PT Tempo Scan Pacific Tbk	9,251,000	778,206

310

*	PT Texmaco Jaya Tbk	93,000	$29,217
	PT Timah Tbk	1,549,500	2,030,143
	PT Trias Sentosa Tbk	9,198,400	225,063
	PT Trimegah Sec Tbk	9,961,000	276,820
	PT Tunas Ridean Tbk	2,728,000	261,338
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	20,156
*	PT Unggul Indah Cahaya Tbk	48,239	12,522
*	PT Wicaksana Overseas International Tbk	28,560	282
TOTAL COMMON STOCKS			46,477,242

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	79,477
*	PT Budi Acid Jaya Tbk Warrants 07/17/07	483,000	12,859
*	PT Clipan Finance Indonesia Tbk Rights 08/24/07	4,699,500	—
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	1,126,125	9,594
*	PT Summarecon Agung Tbk Rights 07/13/07	738,733	25,962
TOTAL RIGHTS/WARRANTS			127,892

TOTAL — INDONESIA			46,605,134

ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
*	Afcon Industries, Ltd.	795	7,076
	Albad Massuot Yitzhak, Ltd.	17,916	186,221
	Alony Hetz Properties & Investments, Ltd.	212,923	934,099
*	Alvarion, Ltd.	173,421	2,007,019
*	American Israeli Paper Mills, Ltd.	8,541	496,827
	Analyst I.M.S.	19,892	288,904
*	AudioCodes, Ltd.	95,696	481,500
	Azorim Investment Development & Construction Co., Ltd.	76,479	681,923
	Baran Group, Ltd.	26,753	520,630
	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	15,513
	Blue Square Chain Stores Properties & Investments, Ltd.	47,576	486,458
	Blue Square-Israel, Ltd.	100,987	1,397,113
*	Cham Foods (Israel), Ltd.	14,289	17,710
	Clal Industries, Ltd.	234,629	1,295,766
*	Compugen, Ltd.	11,938	30,348
	Dan Vehicle & Transportation	52,579	415,354
	Danya Cebus, Ltd.	38,937	486,192
	Delek Automotive Systems, Ltd.	223,460	2,593,380
	Delek Drilling LP, Ltd.	1,333,958	737,702
*	Delta-Galil Industries, Ltd.	42,862	263,185
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	621,447
	Elbit Medical Imaging, Ltd.	50,761	2,362,756
*	Electra (Israel), Ltd.	9,403	1,398,441
*	Elron Electronic Industries, Ltd.	73,914	961,242
*	Feuchtwanger Investments 1984, Ltd.	4,200	12
*	First International Bank of Israel, Ltd.	249,710	582,011
	FMS Enterprises Migun, Ltd.	23,637	857,085
*	Formula Systems (1985), Ltd.	18,238	239,698
*	Formula Vision Technologies, Ltd.	62,990	35,507

311

	Frutarom	155,741	$1,251,563
*	Granite Hacarmel Investments, Ltd.	19,200	45,455
*	Hamlet (Israel-Canada), Ltd.	32,984	422,880
*	Hot-Cable Systems Media, Ltd.	72,776	734,168
*	Housing & Construction Holding Co., Ltd.	1,033,771	1,939,251
	IBI Investment House, Ltd.	22,725	257,667
	Industrial Building Corp., Ltd.	541,431	1,239,060
	Israel Petrochemical Enterprises, Ltd.	60,196	713,053
	Israel Salt Industries, Ltd.	100,478	755,379
	Ituran Location & Control, Ltd.	45,195	525,873
*	Jerusalem Oil Exploration, Ltd.	30,624	515,336
*	Knafaim Arkia Holdings, Ltd.	27,233	231,302
	Leader Holding & Investments, Ltd.	74,777	177,605
*	Magal Security Systems, Ltd.	18,398	164,813
*	Magic Software Enterprises, Ltd.	43,946	94,113
	Medtechnica, Ltd.	37,742	232,133
*	Mer Industries, Ltd.	12,927	68,944
*	Metalink, Ltd.	32,556	209,624
*	Metis Capital, Ltd.	2,418	11,685
*	Middle East Tube Co., Ltd.	19,000	47,261
*	Miloumor, Ltd.	28,615	107,433
	Mivtach Shamir Holdings, Ltd.	20,802	481,968
*	Naphtha Israel Petroleum Corp.	484,656	324,896
*	Neto M.E. Holdings, Ltd.	10,537	361,815
*	NICE Systems, Ltd.	54,006	1,897,451
*	Nisko Industries (1992), Ltd.	7,691	65,730
	O.R.T. Technologies, Ltd.	6,000	68,460
*	OCIF Investments and Development, Ltd.	5,002	180,558
*	Orckit Communications, Ltd.	29,519	191,444
	Osem Investment, Ltd.	72,777	714,769
	Packer Plada, Ltd.	1,161	129,585
*	Property and Building Corp., Ltd.	9,425	1,393,322
*	RADVision, Ltd.	36,193	630,472
	Rapac Communication & Infrastructure, Ltd.	8,851	55,415
*	Retalix, Ltd.	59,381	955,904
*	Scailex Corp., Ltd.	95,694	875,390
	Shrem Fudim Kelner & Co., Ltd.	37,724	133,721
	Spectronix, Ltd.	9,752	42,262
	Suny Electronic Inc., Ltd.	76,519	218,658
*	Super-Sol, Ltd. Series B	449,336	1,671,861
*	Team Computer & Systems, Ltd.	1,400	52,243
	Telsys, Ltd.	24,609	141,809
*	The Israel Land Development Co., Ltd.	55,310	288,266
*	Tower Semiconductor, Ltd.	189,824	259,742
*	TTI Team Telecom International, Ltd. ADR	3,220	8,887
	Union Bank of Israel, Ltd.	120,682	550,950
	Urdan Industries, Ltd.	303,535	220,570
*	VeriFone Holdings, Inc.	1	12
	Ytong Industries, Ltd.	52,500	45,801
TOTAL COMMON STOCKS			42,107,678

312

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	$36,685

TOTAL — ISRAEL			42,144,363

MALAYSIA — (7.5%)
COMMON STOCKS — (7.5%)
	A&M Realty Berhad	130,000	29,266
	Acoustech Berhad	541,900	167,377
*	Advance Synergy Berhad	986,400	95,731
	Aeon Co. (M) Berhad	511,300	1,467,705
*	Amalgamated Containers Berhad	80,000	41,185
	Amalgamated Industrial Steel Berhad	11,250	1,797
*	AMBD Berhad	2,148,100	256,375
	Amway (Malaysia) Holdings Berhad	396,700	769,011
	Ancom Berhad	400,500	121,123
	Ann Joo Resources Berhad	881,900	886,832
*	Anson Perdana Berhad	10,000	129
	APM Automotive Holdings Berhad	215,100	125,717
	Asas Dunia Berhad	173,000	52,550
	Asia Pacific Land Berhad	1,888,600	288,421
	Ayer Hitam Planting Syndicate Berhad	6,000	6,788
	Bandar Raya Developments Berhad	1,190,200	1,013,779
	Batu Kawan Berhad	195,000	445,721
*	Berjaya Capital Berhad	93,840	77,720
*	Berjaya Corp. Berhad	6,344,500	716,230
*	Berjaya Corp. Berhad ICULS	5,706,561	317,801
	Berjaya Land Berhad	2,043,200	1,004,671
	Bernas Padiberas Nasional Berhad	1,478,200	857,738
*	Bimb Holdings Berhad	894,600	394,973
*	Bintai Kinden Corp. Berhad	16,000	2,665
	Bolton Properties Berhad	674,600	198,350
	Boustead Holdings Berhad	1,707,100	2,440,346
	Boustead Properties Berhad	378,000	553,585
	Cahya Mata Sarawak Berhad	823,600	598,027
	Carlsberg Brewery Malaysia Berhad	943,100	1,266,688
	Cement Industries of Malaysia Berhad	405,000	706,805
	Chemical Co. of Malaysia Berhad	472,600	394,849
	Chin Teck Plantations Berhad	33,000	52,623
	Choo Bee Metal Industries Berhad	26,000	15,659
*	Compugates Holdings Berhad	600	227
	Crest Builder Holdings Berhad	113,000	36,298
	Cycle & Carriage Bintang Berhad	15,000	10,115
*	Damansara Realty Berhad	1,962,200	243,148
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	57,034
*	DNP Holdings Berhad	1,204,000	636,076
	DRB-Hicom Berhad	3,143,000	1,561,851
	Dreamgate Corp. Berhad	795,400	385,232
	Dutch Lady Milk Industries Berhad	125,700	421,492
	E&O Property Development Berhad	12,000	13,020
	Eastern & Oriental Berhad (6468754)	1,095,600	945,854

313

	Eastern & Oriental Berhad (B19ZLW1)	36,000	$25,035
	Eastern Pacific Industrial Corp. Berhad	526,100	383,346
	ECM Libra Avenue Berhad	2,118,877	561,319
*	Ecofirst Consolidated Berhad	216,700	8,391
	Edaran Otomobil Nasional Berhad	587,800	305,525
	Encorp BHD	196,700	84,089
	Eng Kah Corp. Berhad	32,000	32,426
	Engtex Group Berhad	240,200	129,304
*	Equine Capital Berhad	423,300	338,136
	Esso Malaysia Berhad	420,600	312,001
	Faber Group Berhad	692,300	282,109
*	FACB Industries, Inc. Berhad	51,400	17,274
	Far East Holdings Berhad	61,500	93,294
*	FCW Holdings Berhad	24,000	1,044
*	Fountain View Development Berhad	808,200	50,779
	Fraser & Neave Holdings Berhad	382,000	780,511
	General Corp. Berhad	279,100	86,440
*	George Kent (Malaysia) Berhad	124,200	20,104
	GHL Systems Berhad	365,710	58,716
	Globetronics Technology Berhad	3,567,800	293,594
	Glomac Berhad	670,500	289,444
	Gold IS Berhad	279,600	189,272
*	Golden Plus Holdings Berhad	216,000	36,080
	Gopeng Berhad	17,000	4,413
	Grand United Holdings Berhad	787,000	166,737
	Guiness Anchor Berhad	1,041,700	1,659,458
*	Gula Perak Berhad	1,875,775	73,882
*	GuocoLand (Malaysia) Berhad	1,277,800	1,031,416
	Guthrie Ropel Berhad	35,900	64,140
	Hap Seng Consolidated Berhad	1,364,600	1,179,236
*	Harn Len Corporation Berhad	613,800	125,300
	Heitech Padu Berhad	26,000	7,109
*	HIL Industries Berhad	56,810	8,592
	HLG Capital Berhad	100,400	49,859
	Hock Seng Lee Berhad	202,060	279,691
	Hong Leong Industries Berhad	605,900	690,909
*	Hovid Berhad	1,624,000	185,896
	Hume Industries (Malaysia) Berhad	412,267	474,068
	Hunza Properties Berhad	500,400	397,242
	Hwang-DBS (Malaysia) Berhad	308,500	205,637
	IJM Plantations Berhad	1,459,900	889,559
*	Insas Berhad	1,642,200	293,395
	Integrated Logistics Berhad	544,300	235,284
*	Jaks Resources Berhad	1,077,000	290,673
	Java, Inc. Berhad	37	27
	Jaya Tiasa Holdings Berhad	491,800	554,456
*	Johan Holdings Berhad	1,131,200	84,521
	Johor Land Berhad	69,910	28,691
	Jotech Holdings Berhad	1,812,700	66,121
	JT International Berhad	550,600	627,588
	K & N Kenanga Holdings Berhad	890,000	275,220
*	Karambunai Corp. Berhad	5,564,900	229,494

314

	Keck Seng (Malaysia) Berhad	622,400	$788,132
	KFC Holdings (Malaysia) Berhad	562,000	1,067,237
	Kian Joo Can Factory Berhad	1,342,080	565,648
	Kim Hin Industry Berhad	52,000	20,730
	Kim Loong Resources Berhad	158,400	101,889
	KNM Group Berhad	2,308,000	2,987,430
	KPJ Healthcare Berhad	327,700	319,453
*	Kretam Holdings Berhad	15,000	4,449
	KrisAssets Holdings Berhad	98,863	77,384
	KSL Holdings Berhad	516,500	324,094
*	Kub Malaysia Berhad	2,296,100	650,166
*	Kuchai Development Berhad	87,100	27,600
	Kulim Malaysia Berhad	705,350	1,192,744
*	Kumpulan Europlus Berhad	1,268,800	291,766
	Kumpulan Fima Berhad	802,300	161,462
*	Kumpulan Hartanah Selangor Berhad	1,269,800	404,691
*	Kurnia Asia Berhad	2,375,800	700,644
	Kwantas Corp. Berhad	171,800	321,036
	Ladang Perbadanan-Fima Berhad	235,900	290,988
*	Land & General Berhad	4,180,400	915,534
	Landmarks Berhad	2,156,300	1,103,891
*	LBS Bina Group Berhad	1,288,600	242,812
	Leader Universal Holdings Berhad	2,698,700	807,776
*	Leong Hup Holdings Berhad	427,700	148,529
*	Lien Hoe Corp. Berhad	606,800	46,423
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,528,303
*	Lion Corp Berhad	800,300	180,329
	Lion Industries Corp. Berhad	1,870,400	998,618
*	Liqua Health Corp. Berhad	1,015,873	146,918
	London Biscuits Berhad	198,800	85,378
	MAA Holdings Berhad	986,866	525,092
*	Malaysia Aica Berhad	48,200	10,202
	Malaysia Building Society Berhad	362,700	161,198
	Malaysia Industrial Development Finance Berhad	2,729,000	1,459,934
	Malaysian Bulk Carriers Berhad	1,511,750	1,693,286
	Malaysian Mosaics Berhad	71,460	26,712
	Malaysian National Reinsurance Berhad	497,100	715,740
	Malaysian Pacific Industries Berhad	339,500	881,478
*	Malaysian Resources Corp. Berhad	5,864,866	4,472,432
*	Mancon Berhad	12,000	2,982
	Manulife Insurance (M) Berhad	100,800	94,929
	Marco Holdings Berhad	2,835,400	144,961
*	Matrix International Berhad	504,000	66,098
	MBM Resources Berhad	322,366	283,769
*	Measat Global Berhad	176,800	90,181
*	Mechmar Corp. (Malaysia) Berhad	62,000	8,318
*	Meda, Inc. Berhad	26,000	1,530
	Media Prima Berhad	2,383,433	1,848,373
	Mega First Corp. Berhad	394,700	168,828
*	Melewar Industrial Group Berhad	490,000	213,996
*	MEMS Technology Berhad	1,917,000	318,825
	Metro Kajang Holdings Berhad	138,900	64,762

315

	MHC Plantations Berhad	26,000	$8,979
	Mieco Chipboard Berhad	253,000	65,792
*	Minho (M) Berhad	181,100	41,097
	MK Land Holdings Berhad	3,356,000	871,771
*	MoBif Berhad	792,000	110,108
	MTD ACPI Engineering Berhad	601,000	333,014
	MTD Infraperdana Berhad	3,284,300	702,432
	Muhibbah Engineering Berhad	395,100	1,014,778
*	MUI Properties Berhad	75,200	4,732
*	Mulpha International Berhad	4,921,650	1,989,042
	Multi-Purpose Holdings Berhad	457,000	231,707
	Mutiara Goodyear Development Berhad	225,300	48,791
	Mycron Steel Berhad	14,650	3,629
	Naim Cendera Berhad	622,300	1,021,252
	Naluri Berhad	1,571,300	314,613
*	Nam Fatt Berhad	765,500	153,488
*	Narra Industries Berhad	16,000	3,780
	NCB Holdings Berhad	1,147,200	980,789
	New Straits Times Press (Malaysia) Berhad	749,600	429,403
*	Nikko Electronics Berhad	36,600	4,381
	Notion VTEC Berhad	1,093,000	116,898
	NTPM Holdings Berhad	550,600	75,988
	NV Multi Corp. Berhad	430,900	80,387
*	NWP Holdings Berhad	112,000	9,559
	Nylex (Malaysia) Berhad	551,000	233,589
	OKS Property Holdings Berhad	3,393	1,163
	Oriental Holdings Berhad	141,500	250,540
	OSK Holdings Berhad	1,971,271	1,400,277
	OSK Ventures Interantional Berhad	8,700	6,055
	P.I.E. Industrial Berhad	140,100	152,471
	Pacific & Orient Berhad	46,509	20,330
	Pacificmas Berhad	219,900	215,560
*	Pan Malaysia Cement Works Berhad	766,600	53,644
*	Pan Malaysian Industries Berhad	2,778,000	56,024
	Panasonic Manufacturing Malaysia Berhad	157,184	529,077
*	Panglobal Berhad	14,000	7,557
	Paramount Corp. Berhad	24,000	16,971
	PBA Holdings Berhad	274,100	98,393
	Pelikan International Corp. Berhad	599,560	783,875
*	Permaju Industries Berhad	730,000	117,254
	PJ Development Holdings Berhad	1,394,900	369,008
	PK Resources Berhad	14,000	3,240
*	Pos Malaysia & Services Holdings Berhad	510,000	441,770
*	Prime Utilities Berhad	3,000	387
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	166,950
	Puncak Niaga Holdings Berhad	779,520	898,580
	QL Resources Berhad	448,700	454,872
	QSR Brand Berhad	32,000	28,369
*	Ramunia Holdings Berhad	519,000	156,351
	Ranhill Berhad	1,532,180	1,367,813
*	Ranhill Utilities Berhad	605,560	464,773

316

*	RB Land Holdings Berhad	1,195,000	$873,968
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	364,682
	Sapura Resources Berhad	43,000	5,942
	Sapuracrest Petroleum Berhad	64,846	34,372
	Sarawak Oil Palms Berhad	69,100	78,574
	Scientex Inc. Berhad	338,100	133,091
	Scomi Group Berhad	4,300,100	1,836,231
	Selangor Dredging Berhad	1,118,200	321,879
	Shangri-La Hotels (Malaysia) Berhad	273,200	188,294
	SHL Consolidated Berhad	277,400	143,299
	Sime Engineering Services Berhad	825,200	540,250
	Sime UEP Properties Berhad	133,000	221,389
*	Sino Hua-an International	11,500	3,085
*	Sitt Tatt Berhad	168,000	16,819
*	South East Asia Lumber, Inc. Berhad	702,000	97,979
	Southern Acids (Malaysia) Berhad	41,000	17,847
	Southern Steel Berhad	502,800	236,565
*	SPK Sentosa Corp. Berhad	274,000	68,546
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	418,400	408,218
*	Subur Tiasa Holdings Berhad	367,700	431,802
*	Sumatec Resources Berhad	345,800	81,597
	Sunrise Berhad	959,720	944,967
	Sunway City Berhad	912,500	1,292,611
*	Sunway Holdings, Inc. Berhad	2,059,000	891,930
	Supermax Corp. Berhad	708,700	453,988
	Suria Capital Holdings Berhad	1,453,600	625,217
	Symphony House Berhad	20,571	2,128
	Ta Ann Holdings Berhad	475,680	965,803
	TA Enterprise Berhad	3,938,200	1,769,571
*	Talam Corp. Berhad	2,096,350	195,146
*	Tamco Corp. Holdings Berhad	83,000	26,840
	Tan Chong Motor Holdings Berhad	2,293,000	813,021
*	Tanah Emas Corp. Berhad	65,000	13,683
	Tasek Corp. Berhad	87,600	96,779
*	Tebrau Teguh Berhad	1,655,500	681,897
	Tekala Corp. Berhad	99,000	31,089
	TH Group Berhad	907,000	180,697
	Thong Guan Industries Berhad	215,100	73,448
*	Time Dotcom Berhad	2,976,300	924,081
*	Time Engineering Berhad	1,980,100	390,880
	Top Glove Corp. Berhad	782,880	1,583,216
	Tradewinds (Malaysia) Berhad	371,600	331,327
*	Tradewinds Corp. Berhad	2,510,500	1,006,136
	Tradewinds Plantation Berhad	1,105,500	854,544
	TRC Synergy Berhad	54,000	30,335
	Trengganu Development & Management Berhad	355,500	132,611
	UAC Berhad	44,715	58,518
	Uchi Technologies Berhad	1,138,500	933,748
	UEM Builders Berhad	2,024,900	897,411
	Unico-Desa Plantations Berhad	2,414,775	444,276

317

	Unisem (M) Berhad	1,226,200	$494,145
	United Malacca Rubber Estates Berhad	330,400	532,793
	United Malayan Land Berhad	13,000	9,854
	United Plantations Berhad	663,600	2,259,119
*	United U-Li Corp. Berhad	110,000	15,711
*	Utama Banking Group Berhad	1,802,000	1,262,592
	Utusan Melayu (Malaysia) Berhad	144,500	48,170
	VADS Berhad	75,900	196,711
	VS Industry Berhad	364,570	370,710
	Wah Seong Corp. Berhad	925,800	963,476
*	Weida (Malaysia) Berhad	414,700	102,657
	Worldwide Holdings Berhad	385,600	404,014
	WTK Holdings Berhad	1,218,000	768,468
	Yeo Hiap Seng (Malaysia) Berhad	56,760	29,812
	Yi-Lai Berhad	358,800	123,575
*	YTL e-Solutions Berhad	3,546,600	556,697
	Yu Neh Huat Berhad	816,500	583,934
	Zelan Berhad	1,434,800	2,164,579
TOTAL COMMON STOCKS			114,539,758

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	11,118
*	Malayan United Industries Berhad A2 08/03/13	176,957	10,613
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	323
TOTAL PREFERRED STOCKS			22,054

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Rights 09/21/07	535,590	273,799
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	2
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	2,036
*	OKS Property Holdings Berhad Rights 09/13/07	3,393	174
*	Salcon Berhad Warrants 05/23/14	286,200	56,398
TOTAL RIGHTS/WARRANTS			332,409

TOTAL — MALAYSIA			114,894,221

MEXICO — (5.9%)
COMMON STOCKS — (5.9%)
	Consorcio ARA S.A. de C.V.	4,060,800	6,142,912
*	Consorcio Hogar S.A. de C.V. Series B	425,370	252,724
#	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	6,098,540
* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	12,394,092
* #	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	960,372	2,515,612
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	1,125
	Corporacion Moctezuma S.A.B. de C.V.	96,400	293,577
	Corporativo Fragua S.A.B. de C.V. Series B	31	302
*	Desc S.A. de C.V. Series B	196,367	170,862
*	Dine S.A.B. de C.V.	196,367	177,626
#	Embotelladora Arca S.A. de C.V., Mexico	1,840,400	6,839,155
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	16,804

318

*	Empresas ICA S.A. de C.V. Sponsored ADR	57,600	$1,272,960
*	Empresas ICA S.A.B. de C.V.	1,694,008	9,358,270
	Gruma S.A. de C.V. ADR	40,200	580,488
	Gruma S.A.B. de C.V. Series B	1,069,600	3,829,348
*	Grupo Aeroportuario del Pacifico S.A. de C.V.	96,200	4,855,214
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	652,200	3,252,429
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	45,200	2,243,728
#	Grupo Cementos de Chihuahua S.A. de C.V.	812,900	5,009,433
	Grupo Continental S.A. de C.V.	973,700	2,073,955
*	Grupo Corvi S.A. Series A	100,000	34,623
	Grupo Elektra S.A. de C.V.	128,500	2,549,502
	Grupo Herdez S.A.B. de C.V.	107,000	142,078
#	Grupo Industrial Maseca S.A. de C.V. Series B	564,800	529,836
	Grupo Industrial Saltillo S.A.B. de C.V.	230,552	380,318
*	Grupo Iusacell S.A. de C.V.	145,310	1,639,726
*	Grupo Nutrisa S.A. de C.V.	188	191
	Grupo Posadas S.A. de C.V. Series L	199,000	234,478
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,719
	Industrias Bachoco S.A. Series B	152,000	403,248
*	Industrias CH S.A.B. de C.V. Series B	1,502,948	5,980,188
	Industrias Penoles S.A. de C.V.	223,500	2,973,788
*	Jugos de Valle S.A.B. de C.V. Series B	50,900	295,260
*	Promotora y Operadora de Infraestructura S.A. de C.V.	67,110	218,976
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,306
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	4,367
*	Savia S.A. de C.V.	610,700	44,282
#	TV Azteca S.A. de C.V. Series A	6,581,300	3,936,969
	Vitro S.A. de C.V. Sponsored ADR	62,500	438,125
	Vitro S.A.B. de C.V.	1,062,102	2,502,914

TOTAL — MEXICO			89,691,050

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	A. Soriano Corp.	3,430,211	250,043
	Aboitiz Equity Ventures, Inc.	5,867,000	818,086
	Alaska Milk Corp.	1,404,000	153,275
*	Bacnotan Consolidated Industries, Inc.	168,681	45,237
*	Belle Corp.	20,937,000	519,196
*	Benpres Holdings Corp.	12,098,000	1,146,643
*	C & P Homes, Inc.	647,700	56,364
	Cebu Holdings, Inc.	2,284,000	193,251
*	China Banking Corp.	1,200	21,170
*	Cyber Bay Corp.	2,000,000	20,119
*	Digital Telecommunications Phils., Inc.	20,973,000	557,823
	DMCI Holdings, Inc.	3,286,000	587,701
	EDSA Properties Holdings, Inc.	1,759,970	102,776
*	EEI Corp.	1,929,000	193,868
*	Empire East Land Holdings, Inc.	12,140,000	181,662
*	Fil-Estate Land, Inc.	5,450,700	139,829
	Filinvest Development Corp.	4,664,500	593,044
*	Filinvest Land, Inc.	40,309,452	1,371,127
	First Philippines Holdings Corp.	1,177,800	2,013,870

319

	Ginebra San Miguel, Inc.	1,003,200	$521,274
*	Global Equities, Inc.	3,968,308	132,594
*	House of Investments, Inc.	732,000	29,322
*	Ionics, Inc.	769,825	27,570
*	iVantage Corp.	593,400	19,076
	Jollibee Food Corp.	710,000	826,877
*	Lepanto Consolidated Mining Co. Series B	2,598,750	14,531
*	Mabuhay Holdings Corp.	516,000	6,375
	Macroasia Corp.	2,617,500	242,222
	Manila Jockey Club, Inc.	163,277	17,541
*	Manila Mining Corp.	149,300,000	77,715
	Megaworld Properties & Holdings, Inc.	4,524,880	340,819
*	Metro Pacific Corp. Series A	1,827,193	81,662
*	Paxys, Inc.	864,000	274,226
	Petron Corp.	8,768,000	1,079,455
	Philex Mining Corp.	2,068,000	255,689
*	Philippine Bank of Communications	14,726	15,583
*	Philippine National Bank	1,029,893	1,060,671
*	Philippine National Construction Corp.	173,000	21,560
*	Philippine Realty & Holdings Corp.	6,270,000	58,873
	Philippine Savings Bank	356,863	482,147
*	Philippine Stock Exchange Inc.	4,200	69,305
*	PhilWeb Corp.	33,000,000	35,434
*	Prime Orion Philippines, Inc.	2,920,000	27,253
	Republic Glass Holding Corp.	507,500	18,538
*	RFM Corp.	2,378,934	84,277
	Rizal Commercial Banking Corp.	1,471,449	775,493
	Robinson’s Land Corp. Series B	1,525,870	588,968
	Security Bank Corp.	492,542	763,956
	Semirara Mining Corp.	266,900	174,656
	SM Development Corp.	5,965,200	525,441
	Union Bank of the Philippines	55,252	64,227
*	United Paragon Mining Corp.	322,500	6,378
*	Universal Rightfield Property Holdings, Inc.	1,062,000	639
	Universal Robina Corp.	3,563,015	1,246,904
*	Victorias Milling Co., Inc.	139,680	2,611
*	Vitarich Corp.	176,000	1,437
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			18,936,383

POLAND — (4.5%)
COMMON STOCKS — (4.5%)
	Agora SA	153,560	2,824,067
*	Alchemia SA	190,214	799,554
*	Amica Wronki SA	25,532	206,687
	Apator SA	24,153	192,175
	Asseco Poland SA	91,150	2,665,204
*	Boryszew SA	87,261	651,014
*	Budimex SA	75,333	2,127,746
*	Cersanit SA	244,907	3,433,356

320

	Debica SA	30,666	$1,148,008
	Decora SA	2,709	44,302
*	Echo Investment SA	118,198	3,773,421
	Elektrobudowa SA	10,898	915,782
*	Elstar Oils SA	47,937	162,669
	Eurocash SA	130,981	469,424
	Fabryki Mebli Forte SA	55,216	190,072
*	Farmacol SA	61,368	1,073,489
*	Ferrum SA	309	1,489
*	Firma Chemiczna Dwory SA	35,229	2,329,704
	Grupa Kety SA	44,298	3,398,610
	Grupa Lotos SA	107,580	1,677,391
	Impexmetal SA	31,024	3,271,756
*	Koelner SA	23,068	419,574
	Kredyt Bank SA	18,184	150,096
*	Kroscienskie Huty Szkla Krosno SA	45,176	128,836
*	Lentex SA	30,128	493,803
*	LPP SA	2,416	2,097,241
*	MNI SA	253,024	406,469
	Mondi Packaging Paper Swiecie SA	15,912	502,356
*	Mostostal Export SA	408,285	1,122,638
	Mostostal Plock SA	3,877	142,923
	Mostostal Siedlce SA	46,569	3,847,412
*	Mostostal Warszawa SA	37,200	597,008
*	Mostostal Zabrze Holding SA	341,066	1,523,745
*	Netia Holdings SA	1,021,505	1,456,677
	NG2 SA	64,565	1,588,956
*	Ocean Company SA	8,530	365
*	Opoczno SA	10,845	221,869
*	Optimus SA	7,500	10,714
	Orbis SA	161,652	4,049,337
*	PBG SA	16,567	2,245,656
*	Pekaes SA	20,371	102,097
	Pfleiderer Grajewo SA	38,091	854,777
	Polska Grupa Farmaceutyczna SA	39,991	1,424,104
*	Polski Koncern Miesny Duda SA	314,370	1,271,273
*	Praterm SA	7,576	138,055
	Prokom Software SA	65,251	3,049,064
	Prosper SA	16,575	125,100
*	Raciborska Fabryka Kotlow SA	265,220	1,192,916
	Sniezka SA	5,612	125,848
*	Stalexport SA	641,224	1,056,887
	Ster-Projekt SA	122,099	296,377
	Sygnity SA	33,221	722,250
*	Vistula SA	23,249	1,285,602
*	Zaklad Przetworstwa Hutniczego Stalprodukt SA	13,102	4,747,757
	Zaklady Tluszcowe Kruszwica SA	37,250	676,902
	Zelmer SA	11,580	261,943
TOTAL COMMON STOCKS			69,692,547

321

RIGHTS/WARRANTS — (0.0%)
*	Ferrum SA Rights 11/12/07	309	$1,143
*	Optimus SA Rights	7,500	16,091
TOTAL RIGHTS/WARRANTS			17,234

TOTAL — POLAND			69,709,781

SOUTH AFRICA — (10.1%)
COMMON STOCKS — (10.1%)
	Adcorp Holdings, Ltd.	157,366	794,711
*	Advtech, Ltd.	1,246,834	770,363
	Aeci, Ltd.	373,412	4,149,642
	Afgri, Ltd.	1,403,768	1,219,304
*	Aflease Gold, Ltd.	195,228	68,495
	African Oxygen, Ltd.	629,814	2,909,191
*	African Rainbow Minerals, Ltd.	429,344	7,079,259
	AG Industries, Ltd.	307,400	187,159
	Allied Electronics Corp., Ltd.	202,262	1,167,462
	Allied Technologies, Ltd.	196,345	1,732,928
	Amalgamated Appliance Holdings, Ltd.	447,721	239,135
	Argent Industrial, Ltd.	314,605	861,390
	Aspen Pharmacare Holdings, Ltd.	528,377	2,622,983
*	AST Group, Ltd.	873,528	113,962
	Astral Foods, Ltd.	127,287	2,197,184
	Aveng, Ltd.	1,002,160	7,422,105
	AVI, Ltd.	887,251	2,424,333
	Bell Equipment, Ltd.	192,091	1,091,909
	Business Connexion Group	229,687	215,526
	Bytes Technology Group, Ltd.	323,480	803,780
	Capitec Bank Holdings, Ltd.	110,504	572,880
	Cashbuild, Ltd.	63,343	550,005
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,709,371
	Ceramic Industries, Ltd.	31,493	772,760
	City Lodge Hotels, Ltd.	101,136	1,069,733
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	41,366
	Datacentrix Holdings, Ltd.	322,644	223,379
	Datatec, Ltd.	497,485	2,929,686
*	Delta Electrical Industries, Ltd.	83,032	165,350
	Dimension Data Holdings PLC	3,458,471	3,998,562
	Distell Group, Ltd.	317,735	2,801,418
	Distribution & Warehousing Network, Ltd.	428,543	1,143,003
	Dorbyl, Ltd.	38,250	61,233
*	Durban Roodeport Deep, Ltd.	511,456	282,238
	Ellerine Holdings, Ltd.	287,292	3,014,819
*	Enaleni Pharmaceuticals, Ltd.	170,680	87,272
	Enviroserv Holdings, Ltd.	211,884	371,353
	ERP.com Holdings, Ltd.	339,582	88,927
	Famous Brands, Ltd.	215,752	498,014
	Foschini, Ltd.	269,613	2,202,218
	Gold Reef Resorts, Ltd.	345,549	1,522,257
	Grindrod, Ltd.	1,331,239	4,602,919
	Group Five, Ltd.	396,982	3,084,864

322

	Highveld Steel & Vanadilum Corp., Ltd.	216,434	$3,062,028
	Hudaco Industries, Ltd.	58,055	695,806
	Hulamin, Ltd.	230,678	804,606
	Iliad Africa, Ltd.	295,164	888,819
	Illovo Sugar, Ltd.	522,701	1,686,785
*	JCI, Ltd.	1,622,051	—
	Johnic Communications, Ltd.	340,496	4,206,866
*	Johnnic Holdings, Ltd.	12,764	27,268
*	Kap International Holdings, Ltd.	146,864	67,045
	Lewis Group, Ltd.	305,911	2,654,845
*	M Cubed Holdings, Ltd.	385,000	10,786
	Massmart Holdings, Ltd.	188,040	2,430,999
	Medi-Clinic Corp., Ltd.	737,399	2,246,223
*	Merafe Resources, Ltd.	4,526,666	971,065
	Metair Investments, Ltd.	488,557	925,171
*	Metorex, Ltd.	1,453,388	4,645,437
	Metropolitan Holdings, Ltd.	1,684,538	3,492,274
	Mr. Price Group, Ltd.	661,413	2,478,005
	Murray & Roberts Holdings, Ltd.	651,864	6,886,480
	Mustek, Ltd.	195,398	246,113
	Mvelaphanda Group, Ltd.	809,804	1,167,404
	Nampak, Ltd.	920,365	2,611,660
	New Clicks Holdings, Ltd.	1,295,590	2,778,353
	New Corpcapital, Ltd.	241,136	3,040
#	Northam Platinum, Ltd.	497,325	3,832,828
	Nu-World Holdings, Ltd.	50,644	220,390
	Oceana Group, Ltd.	167,923	426,936
	Omnia Holdings, Ltd.	113,405	1,181,306
*	Palabora Mining Co., Ltd.	75,393	855,983
	Peregrine Holdings, Ltd.	482,474	1,240,689
	Primedia, Ltd. N Shares	345,346	1,216,461
	PSG Group, Ltd.	406,307	1,509,954
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	35,973
	Reunert, Ltd.	202,373	1,897,018
	Scharrig Mining, Ltd.	755,455	2,250,708
	Shoprite Holdings, Ltd.	473,300	2,261,827
	Spur Corp., Ltd.	201,006	278,686
	Sun International, Ltd.	199,766	4,348,736
	Super Group, Ltd.	748,605	1,292,511
	The Spar Group, Ltd.	532,985	3,902,356
*	Tiger Automotive, Ltd.	153,255	267,716
	Tiger Wheels, Ltd.	153,255	156,931
	Tongaat-Hulett	220,297	3,085,659
	Tourism Investment Corp., Ltd.	1,286,533	487,256
	Trans Hex Group, Ltd.	153,546	290,059
	Trencor, Ltd.	354,831	1,736,425
	Truworths International, Ltd.	1,011,805	4,656,558
	UCS Group, Ltd.	650,134	419,340
	Value Group, Ltd.	321,111	99,187
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	2,376,141

TOTAL — SOUTH AFRICA			155,179,160

323

SOUTH KOREA — (12.8%)
COMMON STOCKS — (12.8%)
#	Aekyung Petrochemical Co., Ltd.	7,150	$295,844
* #	Anam Electronics Co., Ltd.	13,250	128,991
	Asia Cement Manufacturing Co., Ltd.	3,603	306,985
	Asia Paper Manufacturing Co., Ltd.	8,880	167,609
#	AUK Corp.	8,160	41,322
	Baek Kwang Mineral Products Co., Ltd.	1,860	38,706
	Baiksan Co., Ltd.	21,190	29,238
#	Bing Grae Co., Ltd.	9,540	407,099
	Bohae Brewery Co., Ltd.	2,680	79,852
#	Bong Shin Co., Ltd.	85,930	287,664
	Boo Kook Securities Co., Ltd.	7,410	243,757
#	Boryung Pharmaceutical Co., Ltd.	3,442	152,216
* #	Brain Technology Industries Co., Ltd.	5,515	25,298
#	Bu Kwang Pharmaceutical Co., Ltd.	24,926	781,439
	BYC Co., Ltd.	710	156,618
	Byuck San Corp.	5,300	109,084
#	Byuck San Engineering and Construction Co., Ltd.	38,300	310,642
* #	C&Heavy Industries Co., Ltd.	22,433	200,792
	Cambridge Members Co., Ltd.	2,280	73,280
*	Capro Corp.	38,750	318,391
* #	Celrun Co., Ltd.	22,630	138,970
	Cheil Communications, Inc.	5,487	1,585,274
*	Cho Kwang Leather Co., Ltd.	10,640	104,404
	Cho Kwang Paint Co., Ltd.	12,070	43,932
	Choil Aluminum Manufacturing Co., Ltd.	8,700	110,973
	Chon Bang Co., Ltd.	130	6,597
#	Chong Kun Dang Pharmaceutical Corp.	11,531	345,793
* #	Choongwae Holdings Co., Ltd.	5,482	92,608
#	Choongwae Pharmaceutical Corp.	4,808	329,105
#	Chosun Refractories Co., Ltd.	2,210	230,413
#	Chungho Comnet Co., Ltd.	720	27,269
	Chunil Express Co., Ltd.	572	58,968
#	CJ CGV Co., Ltd.	19,000	321,936
*	CKD Bio Corp.	5,230	31,943
* #	Comtec Systems Co., Ltd.	25,030	34,205
*	Cosmochemical Co., Ltd.	14,640	143,636
#	Crown Confectionery Co., Ltd.	1,360	202,245
* #	D.I Corp.	30,950	94,834
#	Dae Chang Industrial Co.	6,390	54,182
	Dae Dong Industrial Co., Ltd.	6,090	138,387
*	Dae Ho Corp.	543	75
#	Dae Hyun Co., Ltd.	51,280	63,953
* #	Dae Sang Corp.	34,350	426,318
#	Dae Won Kang Up Co., Ltd.	8,080	182,077
* #	Dae Young Packaging Co., Ltd.	147,692	76,444
* #	Dae Yu Co., Ltd.	29,780	57,836
#	Daeduck Electronics Co., Ltd.	68,417	525,765
#	Daeduck Industries Co., Ltd.	21,536	235,314

324

#	Daehan City Gas Co., Ltd.	11,541	$522,288
	Daehan Fire & Marine Insurance Co., Ltd.	48,040	394,483
#	Daehan Flour Mills Co., Ltd.	2,110	416,703
*	Daehan Pulp Co., Ltd.	7,772	51,804
	Daehan Synthetic Fiber Co., Ltd.	1,750	320,775
#	Daekyo Co., Ltd.	9,840	1,019,019
* #	Daekyung Machinery & Engineering Co., Ltd.	3,750	191,697
	Daelim Trading Co., Ltd.	17,730	97,960
* #	Daerim Corp.	4,770	133,019
	Daesang Farmsco	13,210	37,193
#	Daesang Holdings Co., Ltd.	7,072	44,856
#	Daesung Industrial Co., Ltd.	6,130	1,534,657
	Daewon Pharmaceutical Co., Ltd.	4,560	63,637
* #	Daewoo Electronic Components Co., Ltd.	11,938	88,494
#	Daewoo Motor Sales Corp.	31,830	1,602,427
	Daewoong Co., Ltd.	6,546	225,160
#	Daewoong Pharmaceutical Co., Ltd.	9,470	694,282
	Dahaam E-Tec Co., Ltd.	2,200	83,736
#	Daishin Securities Co., Ltd.	68,700	2,336,183
#	Daiyang Metal Co., Ltd.	22,400	152,541
#	Daou Technology, Inc.	56,480	680,012
#	DC Chemical Co., Ltd.	19,866	3,470,739
	Digital Power Communications Co., Ltd.	50,540	99,770
	Dong Ah Tire Industrial Co., Ltd.	22,245	202,354
	Dong IL Rubber Belt Co., Ltd.	12,158	48,736
#	Dong Wha Pharmaceutical Industries Co.	9,470	731,736
* #	Dong Won Co., Ltd.	6,100	77,012
#	Dong-A Pharmaceutical Co., Ltd.	13,762	1,760,296
	Dongbang Agro Co., Ltd.	19,470	144,526
	Dongbang Transport Logistics Co., Ltd.	5,200	197,569
#	Dongbu Corp.	25,950	855,161
#	Dongbu HiTek Co., Ltd.	32,873	598,712
#	Dongbu Securities Co., Ltd.	16,623	325,780
#	Dongbu Steel Co., Ltd.	30,980	749,228
	Dong-Il Corp.	2,974	280,687
	Dongil Paper Manufacturing Co., Ltd.	3,770	68,353
	Dongkuk Steel Mill Co., Ltd.	64,487	2,966,025
	Dongsu Industrial Co., Ltd.	7,558	134,014
	Dongsung Chemical Co., Ltd.	5,720	99,699
#	Dongsung Pharmaceutical Co., Ltd.	4,190	60,922
#	Dongwon F&B Co., Ltd.	3,360	254,232
	Dongwon Industries Co., Ltd.	1,970	123,698
#	Dongwon Systems Corp.	138,447	370,554
	Dongyang Engineering & Construction Corp.	2,200	140,456
	Dongyang Mechatronics Corp.	25,260	327,706
* #	Doosan Construction & Engineering Co., Ltd.	83,770	1,393,369
* #	Doosan Corp.	13,000	2,064,020
* #	DPI Co., Ltd.	8,565	153,814
#	Ducsung Co., Ltd.	12,680	48,659
* #	DuzonBIzon Co., Ltd.	29,690	68,536
#	E1 Corp.	7,720	1,190,112
*	Eagon Industrial Co., Ltd.	3,120	98,530

325

*	En Paper Manufacturing Co., Ltd.	23,440	$89,874
	Enex Co., Ltd.	3,440	37,640
	e-Starco Co., Ltd.	59,320	58,597
	F&F Co., Ltd.	21,060	115,491
#	Feelux Co., Ltd.	35,140	82,099
*	First Fire & Marine Insurance Co., Ltd.	23,310	283,985
* #	Firstech Co., Ltd.	29,829	56,044
#	FNC Kolon Corp.	10,844	289,959
*	Foosung Co., Ltd.	46,809	293,656
#	Fursys, Inc.	13,170	372,319
#	Gaon Cable Co., Ltd.	4,470	240,895
#	GIIR, Inc.	14,410	220,277
#	Global & Yuasa Battery Co., Ltd.	12,280	100,729
	Green Cross Corp.	1,825	174,919
* #	Green Cross Corp.	2,050	184,549
* #	Green Fire Marine Insurance Co., Ltd.	4,250	104,646
*	GS Instruments Co., Ltd.	30	62
#	Gwangju Shinsegae Co., Ltd.	1,820	340,266
	H.S. Industries Co., Ltd.	3,510	36,813
#	Hae In Co., Ltd.	10,894	76,432
#	Halla Climate Control Corp.	106,070	1,196,525
#	Halla Engineering & Construction Corp.	13,160	362,686
#	Han All Pharmaceutical Co., Ltd.	34,948	181,385
#	Han Kuk Carbon Co., Ltd.	28,623	275,981
#	Han Yang Securities Co., Ltd.	12,760	274,853
	Handok Pharmaceuticals Co., Ltd.	12,760	340,131
#	Handsome Corp.	44,050	663,866
#	Hanil Cement Manufacturing Co., Ltd.	8,558	986,837
	Hanil Construction Co., Ltd.	6,460	160,365
	Hanil E-Wha Co., Ltd.	38,970	129,927
	Hanil Iron & Steel Co., Ltd.	2,450	98,755
#	Hanjin Transportation Co., Ltd.	13,211	745,886
	Hankook Cosmetics Co., Ltd.	25,320	102,500
	Hankook Shell Oil Co., Ltd.	1,620	143,329
*	Hankook Synthetics, Inc.	550	56
#	Hankuk Electric Glass Co., Ltd.	5,240	126,261
#	Hankuk Glass Industries, Inc.	12,660	525,533
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	286,268
#	Hanmi Capital Co., Ltd.	20,620	367,194
#	Hanmi Pharm Co., Ltd.	9,994	1,629,839
	Hansae Co., Ltd.	22,080	178,686
#	Hansol Chemical Co., Ltd.	12,170	155,030
#	Hansol CSN Co., Ltd.	65,160	230,614
#	Hansol LCD, Inc.	5,777	276,208
* #	Hansol Paper Co., Ltd.	53,310	923,610
#	Hanssem Co., Ltd.	22,380	155,015
* #	Hansung Enterprise Co., Ltd.	5,340	46,901
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	521,323
#	Hanwha Securities Co., Ltd.	43,380	841,169
	Hanwha Timeworld Co., Ltd.	5,120	103,029
#	Heung-A Shipping Co., Ltd.	16,400	74,020
*	Hi-Tron Systems, Inc.	4,780	21,212

326

#	Hotel Shilla, Ltd.	60,958	$1,623,486
*	HS R&A Co., Ltd.	6,360	107,120
#	Huchems Fine Chemical Corp.	31,846	858,543
*	Huneed Technologies	7,121	96,389
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	43,244	420,894
	Husteel Co., Ltd.	7,220	196,308
	Hwa Sung Industrial Co.	12,520	257,370
	Hwacheon Machinery Works Co., Ltd.	2,200	53,341
	Hwashin Co., Ltd.	22,220	82,871
#	Hyosung T & C Co., Ltd.	40,358	2,951,820
* #	Hyundae Metal Co., Ltd.	6,642	14,119
#	Hyundai Auton Co., Ltd.	106,880	843,126
	Hyundai Cement Co., Ltd.	10,020	562,368
* #	Hyundai Corp.	21,801	661,598
	Hyundai Department Store Co., Ltd.	6,000	677,957
#	Hyundai Department Store H & S Co., Ltd.	6,210	658,860
	Hyundai DSF Co., Ltd.	7,510	107,587
#	Hyundai Elevator Co., Ltd.	7,294	1,262,411
#	Hyundai Hysco	91,740	1,245,787
	Hyundai Marine & Fire Insurance Co., Ltd.	103,080	2,107,391
	Hyundai Mobis	1,570	168,799
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	67,666
*	IB Sports, Inc.	14,500	108,363
* #	IHQ, Inc.	44,450	151,036
#	Il Dong Pharmaceutical Co., Ltd.	7,553	401,165
	Il Sung Construction Co., Ltd.	4,300	63,052
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,554,939
	Iljin Diamond Co., Ltd.	4,272	93,267
*	Iljin Display Co., Ltd.	2,568	42,357
	Iljin Electric, Ltd.	43,730	377,328
* #	Ilkyung Co., Ltd.	22,850	15,347
	Ilshin Spinning Co., Ltd.	1,730	136,653
#	Ilsung Pharmaceutical Co., Ltd.	2,040	292,284
#	InziControls Co., Ltd.	14,290	108,488
#	ISU Chemical Co., Ltd.	7,920	130,845
#	Isupetasys Co., Ltd.	39,800	66,357
#	Jahwa Electronics Co., Ltd.	16,460	121,821
	Jeil Mutual Savings Bank	7,990	79,933
	Jeil Pharmaceutical Co.	18,840	215,645
#	Jeonbuk Bank, Ltd.	49,872	517,144
* #	Jindo F& Co., Ltd.	2,877	13,518
	Jinheung Mutual Savings Bank Co., Ltd.	17,919	112,675
	Joongang Construction Co., Ltd.	6,890	147,750
#	K.C. Tech Co., Ltd.	24,770	169,764
#	Keangnam Enterprises, Ltd.	20,050	899,638
* #	KEC Corp.	54,690	70,149
* #	KEC Holdings Co., Ltd.	18,229	36,685
* #	Kedcom Co., Ltd.	90,960	65,686
	Keyang Electric Machinery Co., Ltd.	40,210	133,683
#	KG Chemical Corp.	8,410	107,568
* #	KIRIN Co., Ltd.	61,710	81,105
#	KISWIRE, Ltd.	12,848	624,152

327

#	Kodenshi Korea Corp.	25,020	$88,062
#	Kolon Engineering & Construction Co., Ltd.	21,890	375,289
* #	Kolon Industries, Inc.	23,890	881,526
#	Korea Cast Iron Pipe Co., Ltd.	26,090	197,878
* #	Korea Circuit Co.	19,330	84,693
#	Korea Cottrell Co., Ltd.	13,330	198,787
* #	Korea Data Systems Co., Ltd.	35,613	41,447
#	Korea Development Co., Ltd.	14,820	441,287
#	Korea Development Leasing Corp.	4,545	290,226
	Korea Electric Terminal Co., Ltd.	14,990	398,535
#	Korea Export Packing Industries Co., Ltd.	3,990	59,737
* #	Korea Express Co., Ltd.	12,720	1,640,344
	Korea Fine Chemical Co., Ltd.	2,776	291,502
	Korea Flange Co., Ltd.	6,900	121,235
#	Korea Iron & Steel Co., Ltd.	14,150	1,354,627
#	Korea Kolmar Co., Ltd.	18,210	79,514
#	Korea Komho Petrochemical Co., Ltd.	26,400	2,076,456
	Korea Line Corp.	11,600	2,200,849
	Korea Mutual Savings Bank	6,040	191,125
	Korea Petrochemical Industry Co., Ltd.	10,960	883,148
	Korea Polyol Co., Ltd.	3,250	249,773
#	Korea Reinsurance Co., Ltd.	110,464	1,498,492
* #	Korea Schnell Pharma Co., Ltd.	38,600	51,458
	Korea Zinc Co., Ltd.	14,094	2,826,120
#	Korean Air Terminal Service Co., Ltd.	3,350	227,626
	Korean French Banking Corp.	63,770	168,648
* #	KP Chemical Corp.	121,051	1,540,853
*	KP Co., Ltd.	13,366	34,570
#	KPC Holdings Corp.	3,008	207,922
* #	KTB Network, Ltd.	59,730	535,417
#	Kukdo Chemical Co., Ltd.	8,450	304,195
*	Kukdong Corp.	26,380	99,082
	Kukdong Oil & Chemicals Co., Ltd.	3,623	47,098
	Kukje Pharm Ind. Co., Ltd.	12,950	62,731
	Kumbi Corp.	670	37,838
#	Kumho Electronics Co., Ltd.	7,221	292,236
#	Kumho Industrial Co., Ltd.	36,430	2,609,435
#	Kumho Investment Bank	9,640	122,098
#	Kumho Tire Co., Inc.	90,000	1,522,794
	Kumkang Industrial Co., Ltd.	5,810	97,625
	Kunsul Chemical Industrial Co., Ltd.	7,190	180,060
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	423,595
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	90,516
#	Kyeryong Construction Industrial Co., Ltd.	10,770	694,179
#	Kyobo Securities Co., Ltd.	44,300	1,232,078
	Kyung Dong Navien Co., Ltd.	1,740	46,139
*	Kyungbang Co., Ltd.	1,100	322,788
#	Kyungdong City Gas Co., Ltd.	2,270	179,896
	Kyung-in Synthetic Corp.	2,110	37,313
	Kyungnam Energy Co., Ltd.	28,770	126,036
	Lee Ku Industrial Co., Ltd.	35,635	72,326
	LG Dacom Corp.	60,620	1,582,669

328

#	LG Fashion Corp.	26,035	$ 774,304
#	LG Household & Healthcare Co., Ltd.	12,740	1,942,584
	LG International Corp.	65,552	2,174,331
* #	LG Life Sciences, Ltd.	15,845	918,086
#	LG Petrochemical Co., Ltd.	45,770	2,214,295
#	LIG Non-Life Insurance Co., Ltd.	63,770	1,760,189
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,708,530
#	Lotte Confectionary Co., Ltd.	990	1,686,930
* #	Lotte Midopa Co., Ltd.	61,160	952,862
#	Lotte Sam Kang Co., Ltd.	1,770	489,455
#	LS Cable, Ltd.	33,500	3,439,812
#	LS Industrial Systems Co., Ltd.	22,980	1,314,205
	Manho Rope & Wire Co., Ltd.	790	79,779
#	Meritz Fire Marine Insurance Co., Ltd.	80,248	799,257
#	Meritz Securities Co., Ltd.	38,890	584,797
	Mi Chang Oil Industrial Co., Ltd.	1,790	67,566
	Miwon Commercial Co., Ltd.	1,280	66,179
#	MonAmi Co., Ltd.	3,240	51,776
#	Moorim Paper Co., Ltd.	21,778	310,511
#	Motonic Corp.	2,090	174,192
#	Namhae Chemical Corp.	63,074	487,754
*	Namkwang Engineering & Construction Co., Ltd.	13,780	259,207
*	Namsun Aluminum Co., Ltd.	7,140	80,140
	Namyang Dairy Products Co., Ltd.	745	780,764
*	Nasan Co., Ltd.	5,900	164,560
	National Plastic Co., Ltd.	3,250	46,789
* #	NCsoft Corp.	22,620	1,880,933
	Nexen Corp.	3,320	132,631
#	NH Investment & Securities Co., Ltd.	59,219	1,073,151
#	Nong Shim Co., Ltd.	4,490	1,148,779
	Nong Shim Holdings Co., Ltd.	5,210	498,742
#	Noroo Paint Co., Ltd.	14,277	100,362
* #	Orientbio, Inc.	56,370	136,446
	ORION Corp.	5,470	1,482,124
	Ottogi Corp.	3,910	675,077
#	Pacific Corp.	6,730	1,336,577
#	Pacific Pharmaceutical Co., Ltd.	2,030	110,801
#	Pang Rim Co., Ltd.	4,800	124,359
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	141,963
#	Pohang Coated Steel Co., Ltd.	6,320	167,034
	Poong Lim Industrial Co., Ltd.	31,880	336,786
#	Poong San Corp.	41,500	1,128,183
* #	Prime Entertainment Co., Ltd.	26,770	26,017
#	Pulmuone Co., Ltd.	7,480	357,599
	Pum Yang Construction Co., Ltd.	8,260	167,054
	Pusan Bank	106,400	1,982,739
#	Pusan City Gas Co., Ltd.	14,730	442,511
*	Pyung Hwa Holdings Co., Ltd.	8,013	26,166
	Pyung Hwa Industrial Co., Ltd.	10,456	64,791
* #	Quality & Technology Korea, Inc.	54,820	37,943

329

* #	RNL BIO Co., Ltd.	18,074	$ 40,452
* #	Rocket Electric Co., Ltd.	1,469	25,269
#	S&T Corp.	14,092	796,317
#	S&T Daewoo Co., Ltd.	12,330	545,037
#	S&T Dynamics Co., Ltd.	29,822	476,866
* #	S&T Motors Co., Inc.	92,190	145,271
	S1 Corp.	28,630	1,565,109
* #	Saehan Industries, Inc.	65,180	825,553
*	Saehan Media Corp.	46,590	118,565
*	Sajo Industries Co., Ltd.	4,820	188,687
* #	Sajo O&F Corp.	1,696	16,555
#	Sam Jin Pharmaceutical Co., Ltd.	4,877	292,605
	Sam Kwang Glass Industrial Co., Ltd.	4,820	207,919
	Sam Whan Camus Co., Ltd.	5,270	78,254
#	Sam Yung Trading Co., Ltd.	13,450	92,573
	Sambu Construction Co., Ltd.	10,690	754,432
#	Samchully Co., Ltd.	4,720	1,101,660
* #	Samho F&G, Inc.	32,880	51,600
* #	Samho International Co., Ltd.	12,681	371,291
	Samhwa Crown and Closure Co., Ltd.	2,400	75,751
	Samhwa Paints Industrial Co., Ltd.	26,400	109,209
* #	Samick Musical Instruments Co., Ltd.	146,160	156,532
	Samil Pharmaceutical Co., Ltd.	2,680	61,076
	Samsung Climate Control Co., Ltd.	6,810	70,293
#	Samsung Fine Chemicals Co., Ltd.	29,280	1,652,365
#	Samwhan Corp.	13,660	484,043
#	Samyang Corp.	8,815	686,246
*	Samyang Foods Co., Ltd.	7,360	160,328
#	Samyang Genex Co., Ltd.	4,026	446,682
	Samyang Tongsang Co., Ltd.	1,760	63,640
*	Samyoung Chemical Co., Ltd.	2,420	22,976
#	Samyoung Electronics Co., Ltd.	17,870	181,736
*	SC Engineering Co., Ltd.	4,248	29,699
#	Seah Besteel Corp.	16,050	413,854
#	Seah Holdings Corp.	4,160	638,093
	Seah Steel Corp.	5,500	361,550
* #	Sean Co., Ltd.	6,810	13,186
	Sebang Co., Ltd.	15,655	288,789
	Sejong Industrial Co., Ltd.	21,610	153,013
	Sempio Foods Co.	4,490	110,257
#	Seondo Electric Co., Ltd.	13,050	70,685
#	Seoul City Gas Co., Ltd.	3,590	370,464
#	Seoul Securities Co., Ltd.	254,494	776,421
* #	Serim Paper Manufacturing Co., Ltd.	24,240	472,854
* #	Seshin Co., Ltd.	19,902	56,837
* #	Sewon Cellontech Co., Ltd.	14,221	154,930
* #	Sewoo Global Co., Ltd.	20,620	25,343
*	SGWICUS Corp.	16,060	68,216
*	SH Chemical Co., Ltd.	12,650	116,224
#	Shin Heung Securities Co., Ltd.	11,094	172,729
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	54,063
#	Shin Won Corp.	6,010	201,868

330

#	Shin Young Securities Co., Ltd.	10,600	$ 694,987
	Shinhan Engineering & Construction Co., Ltd.	3,676	110,158
	Shinil Engineering Co., Ltd.	4,010	60,912
	Shinpoong Pharmaceutical Co., Ltd.	4,680	152,194
#	Shinsegae Engineering & Construction Co., Ltd.	2,990	143,133
	Shinsung Engineering & Construction Co., Ltd.	13,650	145,210
#	Shinsung Engineering Co., Ltd.	30,420	152,089
* #	Shinsung Tongsang Co., Ltd.	8,700	59,296
	Sindo Ricoh Co., Ltd.	11,169	849,246
	SJM Co., Ltd.	22,510	148,593
#	SK Chemicals Co., Ltd.	22,820	1,805,456
#	SK Gas Co., Ltd.	9,960	850,965
*	SK Incheon Oil Co., Ltd.	373	22
#	SKC Co., Ltd.	34,460	1,138,192
	SL Corp.	19,820	202,304
#	Solomon Mutual Savings Bank	15,008	263,213
	Songwon Industrial Co., Ltd.	12,420	54,401
#	Soosan Heavy Industries Co., Ltd.	40,700	81,506
* #	Ssangyong Cement Industry Co., Ltd.	79,381	1,393,527
*	Ssangyong Corp.	4,186	81,913
* #	Ssangyong Motor Co.	137,030	837,070
#	STX Corp.	33,194	2,843,499
#	STX Engine Co., Ltd.	28,692	1,850,762
	STX Shipbuilding Co., Ltd.	34,756	2,163,386
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	110,505
	Suheung Capsule Co., Ltd.	16,030	130,385
	Sung Bo Chemicals Co., Ltd.	1,930	89,375
	Sung Chang Enterprise Co., Ltd.	6,150	217,884
* #	Sung Shin Cement Co., Ltd.	22,350	454,950
#	Sungjee Construction Co., Ltd.	4,690	91,533
* #	Sungwon Corp.	49,310	850,268
	Sunjin Co., Ltd.	2,840	118,040
#	Sunkyong Securities Co., Ltd.	268,610	1,189,460
* #	SY Co., Ltd.	37,700	36,744
#	Tae Kwang Industrial Co., Ltd.	880	1,388,039
	Tae Kyung Industrial Co., Ltd.	29,140	133,799
#	Taegu Department Store Co., Ltd.	13,040	240,149
#	Taeyoung Engineering & Contruction	90,740	1,207,260
#	Tai Han Electric Wire Co., Ltd.	48,661	2,332,747
	Tai Lim Packaging Industries Co., Ltd.	6,200	81,267
	TCC Steel	2,888	92,415
#	Telcoware Co., Ltd.	9,000	106,035
* #	Telewin, Inc.	41,460	47,503
* #	The Will-Bes & Co., Ltd.	11,120	52,086
#	Tong Yang Investment Bank	126,472	2,390,818
* #	Tong Yang Major Corp.	65,446	856,861
#	Tong Yang Moolsan Co., Ltd.	5,500	56,962
*	Trigem Computer, Inc.	528	—
* #	TRYBRANDS, Inc.	38,370	210,116
	TS Corp.	5,500	266,181
* #	Uangel Corp.	12,280	122,984
* #	Uni Chem Co., Ltd.	56,800	73,832

331

	Unid Co., Ltd.	6,000	$ 256,372
#	Union Steel Manufacturing Co., Ltd.	13,912	422,633
* #	Uniquest Corp.	11,050	77,576
*	VGX International, Inc.	16,954	110,386
#	Whanin Pharmaceutical Co., Ltd.	13,650	257,734
	Wiscom Co., Ltd.	7,880	38,300
* #	Woongjin Thinkbig Co, Ltd.	22,329	423,592
#	Woongjin.Com Co., Ltd.	7,907	141,450
	WooSung Feed Co., Ltd.	17,000	38,582
	YESCO Co., Ltd.	5,950	243,882
	Yoosung Enterprise Co., Ltd.	33,540	174,340
#	Youlchon Chemical Co., Ltd.	32,710	383,494
*	Young Poong Mining & Construction Corp.	1,580	93
	Young Poong Paper Manufacturing Co., Ltd.	2,170	84,672
	Youngbo Chemical Co., Ltd.	12,640	37,710
	Youngone Corp.	68,080	700,673
	Youngpoong Corp.	2,040	1,388,515
	Yuhan Corp.	9,473	2,069,294
	Yuhwa Securities Co., Ltd.	12,910	320,035
* #	Yungjin Pharmaceutical Co., Ltd.	102,000	209,814
*	Yuyang Telecom Co., Ltd.	5,530	78,904
*	ZeroOne Interactive Co., Ltd.	32,840	36,768
TOTAL COMMON STOCKS			196,129,181

RIGHTS/WARRANTS — (0.0%)
*	Hanil Construction Co., Ltd. Rights 09/20/07	1,667	13,145
*	S&T Corp. Rights 09/20/07	1,466	26,006
*	Yungjin Pharmaceutical Co., Ltd. Rights 09/28/07	21,866	11,070
TOTAL RIGHTS/WARRANTS			50,221

TOTAL — SOUTH KOREA			196,179,402

TAIWAN — (10.7%)
COMMON STOCKS — (10.7%)
*	A.G.V. Products Corp.	646,000	291,402
	Aaeon Technology, Inc.	91,746	255,083
	Ability Enterprise Co., Ltd.	510,532	1,000,204
*	Abocom Systems, Inc.	150,000	102,027
*	Acbel Polytech, Inc.	703,560	451,234
*	Accton Technology Corp.	876,000	430,731
	Allis Electric Co., Ltd.	273,000	86,954
*	Altek Corp.	343,016	759,470
	Ampoc Far East Co., Ltd.	153,830	75,123
	Amtran Technology Co., Ltd.	627,949	968,431
	Apex Biotechnology Corp.	178,592	449,661
*	Apex Science & Engineering Corp.	124,000	32,632
	Arima Communication Corp.	407,808	325,500
*	Arima Computer Corp.	1,453,000	354,725
	Arima Optoelectronics Corp.	224,593	311,027
	Asia Chemical Corp.	559,000	265,719
	Asia Polymer Corp.	495,936	323,338

332

*	Asia Vital Components Co., Ltd.	317,980	$ 324,015
	Aten International Co., Ltd.	118,728	581,227
	Audix Co., Ltd.	228,877	221,770
	Aurora Corp.	303,195	318,706
	Aurora Systems Corp.	190,000	112,269
	Avermedia Technologies, Inc.	246,276	490,552
	Avision, Inc.	333,143	196,263
	Awea Mechantronic Co., Ltd.	86,900	223,847
	Bank of Kaohsiung Co., Ltd.	686,966	480,834
	Basso Industry Corp., Ltd.	220,537	302,252
*	Behavior Tech Computer Corp.	484,938	271,983
	Bes Engineering Corp.	2,563,572	813,869
	Biostar Microtech International Corp.	223,053	233,897
	C Sun Manufacturing, Ltd.	181,483	123,123
*	Carnival Industrial Corp.	656,000	182,139
	Cathay Chemical Works, Inc.	229,000	95,988
	Central Reinsurance Co., Ltd.	575,050	263,184
*	Chain Qui Development Co., Ltd.	194,000	318,638
*	Champion Building Materials Co., Ltd.	434,000	228,045
	Charoen Pokphand Enterprises Co., Ltd.	351,000	198,855
	Cheng Loong Corp.	1,760,330	687,864
	Chenming Mold Industrial Corp.	264,073	96,820
*	Chia Her Industrial Co., Ltd.	539,000	53,726
*	Chia Hsin Cement Corp.	971,000	756,622
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,282
	Chicony Electronics Co., Ltd.	492,769	987,037
*	Chien Shing Stainless Steel Co., Ltd.	480,000	158,848
	Chilisin Electronics Corp.	203,466	153,862
	China Chemical & Pharmaceutical Co.	408,000	263,693
	China Ecotek Corp.	170,000	226,397
	China Electric Manufacturing Co., Ltd.	520,900	269,910
*	China General Plastics Corp.	665,000	171,901
	China Glaze Co., Ltd.	240,555	121,846
	China Hi-Ment Corp.	273,804	298,067
*	China Life Insurance Co., Ltd.	1,429,418	803,726
*	China Man-Made Fiber Co., Ltd.	2,202,879	838,356
	China Metal Products Co., Ltd.	315,772	468,848
*	China Petrochemical Development Corp.	3,185,000	1,424,988
*	China Rebar Co., Ltd.	55,174	7,557
	China Steel Chemical Corp.	300,909	691,205
	China Steel Structure Co., Ltd.	232,000	131,016
	China Synthetic Rubber Corp.	627,954	794,190
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	134,984
*	Chinese Maritime Transport, Ltd.	313,500	1,066,542
	Ching Feng Home Fashions Industries Co., Ltd.	192,474	104,623
	Chin-Poon Industrial Co., Ltd.	469,649	463,515
*	Choice Lithograph, Inc.	146,000	21,325
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	407,252	1,027,158
	Chun Yu Works & Co., Ltd.	469,000	147,242
	Chun Yuan Steel Industrial Co., Ltd.	847,976	354,868

333

	Chung Hsin Electric & Machinery Co., Ltd.	643,000	$ 710,050
	Chung Hung Steel Corp.	1,655,000	758,371
	Chung Hwa Pulp Corp.	818,594	456,931
*	Clevo Co.	749,944	1,316,463
*	CMC Magnetics Corp.	808,000	354,877
	Collins Co., Ltd.	523,000	195,668
	Compeq Manufacturing Co., Ltd.	1,918,000	823,629
	Continental Engineering Corp.	1,262,067	731,434
	Cosmo Electronics Corp.	155,000	198,984
*	Cosmos Bank Taiwan	2,495,000	417,829
	CTCI Corp.	836,748	639,781
	CX Technology Co., Ltd..	200,368	147,263
	Cybertan Technology, Inc.	412,012	1,266,654
	Cyntec Co., Ltd.	237,550	409,154
	Da-Cin Construction Co., Ltd.	438,711	198,735
	Data Systems Consulting Co., Ltd.	207,995	274,118
*	De Licacy Industries Co., Ltd.	100,000	25,132
*	Delpha Construction Co., Ltd.	462,000	131,600
	Depo Auto Parts Industrial Co., Ltd.	215,000	808,866
*	Der Pao Construction Co., Ltd.	476,000	11,828
	Diamond Flower Electric Instrument Co., Ltd.	141,514	422,694
	D-Link Corp.	828,451	1,828,801
*	Eastern Media International	1,651,128	409,177
	Eclat Textile Co., Ltd.	229,317	142,695
	Edom Technology Co., Ltd.	238,776	156,289
	Elan Microelectronics Corp.	487,728	920,391
*	E-Lead Electronic Co., Ltd.	57,000	137,690
	Elite Material Co., Ltd.	312,479	164,119
	Elite Semiconductor Memory Technology, Inc.	300,534	830,700
	Elitegroup Computer Systems Co., Ltd.	1,848,335	1,197,829
	Enlight Corp.	442,895	147,059
*	EnTie Commercial Bank	2,440,246	571,188
	Eten Information Systems, Ltd.	205,486	300,219
	Everest Textile Co., Ltd.	830,562	221,238
	Evergreen International Storage & Transport Corp.	1,479,000	753,968
	Everlight Chemical Industrial Corp.	479,000	375,406
*	Everspring Industry Co., Ltd.	417,530	144,673
	Evertop Wire Cable Corp.	276,629	98,247
	Excel Cell Electronics Co., Ltd.	143,000	91,720
	Far Eastern Department Stores, Ltd.	1,732,885	1,728,852
	Far Eastern International Bank	2,759,048	1,233,306
	Federal Corp.	717,144	487,689
	Feng Hsin Iron & Steel Co., Ltd.	809,098	1,092,020
	Feng Tay Enterprise Co., Ltd.	625,561	532,678
*	FIC Global, Inc.	54,578	8,789
	First Copper Technology Co., Ltd.	476,000	195,478
	First Hotel	263,874	304,364
*	First Steamship Co., Ltd.	328,000	796,563
	Flytech Technology Co., Ltd.	85,500	430,177
*	Formosa Epitaxy, Inc.	223,000	310,094
	Formosa International Hotels Corp.	73,478	625,850
	Formosan Rubber Group, Inc.	710,000	437,633

334

	Fortune Electric Co., Ltd.	354,000	$ 596,253
	Fortune Information Systems Corp.	107,100	48,906
*	Fu I Industrial Co., Ltd.	97,900	34,593
	Fwuson Industry Co., Ltd.	347,000	117,297
	G Shank Enterprise Co., Ltd.	233,408	390,864
*	G.T.M. Corp.	219,000	177,202
	Gem Terminal Industries Co., Ltd.	142,922	188,590
	Giant Manufacture Co., Ltd.	373,170	893,154
*	Giga Storage Corp.	501,859	175,516
	Giga-Byte Technology Co., Ltd.	1,200,800	1,094,081
	Globe Union Industrial Corp.	329,437	389,296
	Gold Circuit Electronics, Ltd.	689,904	625,162
	Goldsun Development & Construction Co., Ltd.	1,842,976	1,043,432
	Good Will Instrument Co., Ltd.	134,400	126,442
	Gordon Auto Body Parts Co., Ltd.	233,789	110,883
*	Grand Pacific Petrochemical Corp.	921,000	352,973
	Grape King, Inc.	183,000	154,608
	Great China Metal Industry Co., Ltd.	439,000	229,218
	Great Taipei Gas Co., Ltd.	776,000	372,356
	Great Wall Enterprise Co., Ltd.	668,543	952,989
	Greatek Co., Ltd.	616,887	961,931
	Hanpin Co., Ltd.	151,000	131,851
	Hey Song Corp.	765,000	333,153
	Highwealth Construction Corp.	737,909	940,431
*	Hitron Technologies, Inc.	188,000	77,081
*	Ho Tung Holding Corp.	880,486	307,088
*	Hocheng Corp.	603,000	290,598
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	118,479
	Hong Tai Electric Industrial Co., Ltd.	567,000	641,914
	Hong Yi Fiber Industry Co., Ltd.	216,000	64,683
	Honmyue Enterprise Co., Ltd.	252,000	76,905
	Hota Industrial Manufacturing Co., Ltd.	158,200	223,397
	Hsin Kuang Steel Co., Ltd.	283,826	213,330
	Hsing Ta Cement Co., Ltd.	570,000	201,991
	Hua Eng Wire & Cable Co., Ltd.	911,565	321,502
	Huang Hsiang Construction Corp.	295,000	621,381
	Hung Ching Development & Construction Co., Ltd.	409,000	190,453
	Hung Poo Construction Corp.	383,800	408,281
	Hung Sheng Construction Co., Ltd.	747,000	514,473
*	Hwa Fong Rubber Co., Ltd.	382,000	125,848
	Ichia Technologies, Inc.	387,939	302,129
	I-Chiun Precision Industry Co., Ltd.	198,256	275,928
	Inernational Semiconductor Technology, Ltd.	555,065	421,311
	Infortrend Technology, Inc.	313,918	570,459
	ITE Technology, Inc.	135,000	466,219
*	Jean Co., Ltd.	140,000	78,896
	Johnson Health Tech Co., Ltd.	36,000	142,160
	Jui Li Enterprise Co., Ltd.	336,000	142,763
	K Laser Technology, Inc.	158,343	184,529
	Kang Na Hsiung Co., Ltd.	302,000	206,660
*	Kao Hsing Chang Iron & Steel Corp.	715,000	208,612
*	Kaulin Manufacturing Co., Ltd.	212,770	275,931

335

	Kee Tai Properties Co., Ltd.	731,850	$ 695,345
*	Kenda Rubber Industrial Co., Ltd.	685,879	736,555
	King Yuan Electronics Co., Ltd.	1,790,335	1,107,633
	Kingdom Construction Co., Ltd.	668,000	285,099
*	King’s Town Bank	1,702,701	580,729
*	King’s Town Construction Co., Ltd.	394,994	287,265
	Kinpo Electronics, Inc.	2,238,037	855,117
	Knowledge-Yield-Excellence Systems Corp.	376,744	693,673
	Kung Long Batteries Industrial Co., Ltd.	64,000	60,032
*	Kuoyang Construction Co., Ltd.	393,000	280,638
*	Kwong Fong Industries Corp.	996,000	283,456
	Lan Fa Textile Co., Ltd.	535,340	213,195
*	Lead Data Co., Ltd.	617,920	204,221
	Leader Electronics, Inc.	174,477	127,083
*	Leadtek Research, Inc.	331,000	202,984
*	Lealea Enterprise Co., Ltd.	1,054,000	328,824
*	Lee Chang Yung Chemical Industry Corp.	717,328	912,165
*	Lee Chi Enterprises Co., Ltd.	326,000	210,945
	Lelon Co., Ltd.	176,170	101,706
*	Leofoo Development Co., Ltd.	311,000	166,009
	Les Enphants Co., Ltd.	178,080	173,513
*	Li Peng Enterprise Co., Ltd.	930,600	388,529
	Lian Hwa Foods Corp.	196,000	73,007
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	54,002
	Lien Hwa Industrial Corp.	986,302	583,991
	Lingsen Precision Industries, Ltd.	462,000	220,519
	Lite-On Technology Corp.	136,787	215,824
	Long Bon Development Co., Ltd.	696,062	400,770
	Long Chen Paper Co., Ltd.	759,663	318,960
	Lucky Cement Corp.	620,000	239,501
	Makalot Industrial Co., Ltd.	153,200	444,589
	Mayer Steel Pipe Corp.	198,584	219,066
	Maywufa Co., Ltd.	177,632	111,628
	Meiloon Co., Ltd.	366,119	440,804
	Mercuries & Associates, Ltd.	940,455	676,688
*	Mercuries Data Co., Ltd.	285,292	70,389
	Merida Industry Co., Ltd.	326,800	747,675
	Merry Electronics Co., Ltd.	211,363	718,503
	Microelectronics Technology, Inc.	624,000	464,339
	Micro-Star International Co., Ltd.	1,568,361	1,617,926
*	Microtek International, Inc.	387,000	74,869
	Min Aik Technology Co., Ltd.	155,769	245,616
	Mirle Automation Corp.	196,637	229,100
	Mitac Technology Corp.	486,360	517,910
	Mobiletron Electronics Co., Ltd.	135,000	185,826
	Mospec Seminconductor Corp.	117,000	178,003
*	Mustek Systems, Inc.	591,708	226,913
	Nak Sealing Technologies Corp.	121,954	141,755
*	Namchow Chemical Industrial Co., Ltd.	473,000	173,523
	Nankang Rubber Tire Co., Ltd.	690,171	1,071,358
*	Nantex Industry Co., Ltd.	338,200	375,705
	National Petroleum Co., Ltd.	381,824	348,442

336

*	New Asia Construction & Development Co., Ltd.	352,618	$ 89,757
	Nien Hsing Textile Co., Ltd.	746,000	520,290
	Nien Made Enterprise Co., Ltd.	546,397	668,882
	Ocean Plastics Co., Ltd.	342,200	236,861
*	Optimax Technology Corp.	968,674	439,733
*	Opto Tech Corp.	1,054,000	991,373
*	Orient Semiconductor Electronics, Ltd.	226,487	82,228
	Oriental Union Chemical Corp.	1,074,302	1,091,071
*	Pacific Construction Co., Ltd.	1,054,000	213,166
*	Pacific Electric Wire & Cable Corp.	726,000	11,440
	Pan Jit International, Inc.	340,003	492,241
*	PC Home Online	49,000	53,698
	Phihong Technology Co., Ltd.	458,180	457,493
	Phoenix Precision Technology Corp.	1,083,336	1,254,691
*	Phoenixtec Power Co., Ltd.	636,725	615,483
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	230,534	554,534
*	Potrans Electrical Corp.	228,000	30,124
*	Primax Electronics, Ltd.	525,186	277,409
	Prince Housing & Development Corp.	1,235,646	805,499
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,665,199	384,174
*	Promise Technology, Inc.	217,223	149,665
*	Protop Technology Co., Ltd.	192,000	16,787
*	Quintain Steel Co., Ltd.	613,000	152,879
	Radium Life Tech Corp.	500,586	599,251
*	Ralec Electronic Corp.	91,717	166,648
*	Rectron, Ltd.	262,000	46,142
*	Reward Wool Industry Corp.	314,000	102,076
*	Rexon Industrial Corp., Ltd.	347,000	123,138
	Richtek Technology Corp.	53,532	588,816
*	Ritek Corp.	4,864,000	1,461,880
	Ruentex Development Co., Ltd.	1,013,000	1,231,843
	Ruentex Industries, Ltd.	1,066,000	922,704
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	355,958
	San Fang Chemical Industry Co., Ltd.	243,770	194,671
	Sanyang Industrial Co., Ltd.	1,118,000	839,990
	Sanyo Electric Co., Ltd.	406,000	364,899
	SDI Corp.	207,000	302,602
	Senao International Co., Ltd.	278,883	423,177
	Shan-Loong Transportation Co., Ltd.	135,385	68,661
	Sheng Yu Steel Co., Ltd.	419,980	417,677
	Shihlin Electric & Engineering Corp.	743,000	809,011
*	Shihlin Paper Corp.	312,000	371,742
	Shin Shin Co., Ltd.	49,000	39,393
	Shinkong Co., Ltd.	394,316	228,036
*	Shinkong Synthetic Fibers Co., Ltd.	2,171,961	812,619
	Shuttle, Inc.	290,152	148,913
	Sigurd Microelectronics Corp.	304,397	207,057
	Silicon Integrated Systems Corp.	2,091,137	1,026,411
	Silitech Technology Corp.	195,299	818,978

337

	Sincere Navigation Corp.	591,669	$ 1,252,848
	Sinkang Industries Co., Ltd.	135,000	121,673
	Sinkong Spinning Co., Ltd.	427,125	311,696
	Sinon Corp.	551,000	198,236
*	Sintek Photronics Corp.	1,352,463	424,825
*	Sinyi Realty, Inc.	256,360	849,425
	Sitronix Technology Corp.	130,927	438,533
*	Siward Crystal Technology Co., Ltd.	184,691	152,210
*	Solelytex Enterprise Corp.	158,200	270,164
*	Solomon Technology Corp.	512,000	425,512
	South East Soda Manufacturing Co., Ltd.	263,000	169,175
	Southeast Cement Co., Ltd.	829,700	329,942
	SPI Electronic Co., Ltd.	188,718	290,953
	Spirox Corp.	242,475	264,118
	Springsoft, Inc.	267,242	410,261
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	224,670
	Standard Foods Taiwan, Ltd.	457,000	255,746
	Stark Technology, Inc.	311,100	170,886
	Sunonwealth Electric Machine Industry Co., Ltd.	305,077	207,202
	Sunrex Technology Corp.	415,962	526,581
*	Syscom Computer Engineering Co.	140,000	60,622
	Sysware Systex Corp.	290,432	398,004
*	T JOIN Transportation Co.	762,000	329,598
	Ta Chen Stainless Pipe Co., Ltd.	554,134	801,203
*	Ta Chong Bank, Ltd.	2,882,212	913,305
	Ta Ya Electric Wire & Cable Co., Ltd.	846,472	308,697
	Ta Yih Industrial Co., Ltd.	194,000	143,514
	Tah Hsin Industrial Corp.	311,000	214,326
*	Tai Roun Products Co., Ltd.	258,000	79,941
*	Ta-I Technology Co., Ltd.	193,800	301,195
*	Taichung Commercial Bank	2,047,112	837,961
	Tainan Enterprises Co., Ltd.	183,835	284,535
	Tainan Spinning Co., Ltd.	2,227,000	1,125,282
*	Taisun Enterprise Co., Ltd.	542,000	164,683
*	Taita Chemical Co., Ltd.	439,000	141,167
	Taiwan Acceptance Corp.	229,480	144,442
*	Taiwan Business Bank	4,751,718	1,334,773
	Taiwan Fire & Marine Insurance Co., Ltd.	513,602	424,391
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	15,893
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	251,843
	Taiwan Hon Chuan Enterprise Co., Ltd.	236,118	226,054
	Taiwan Kai Yih Industrial Co., Ltd.	230,722	123,489
*	Taiwan Kolin Co., Ltd.	1,136,000	482,055
	Taiwan Life Insurance Co., Ltd	739,165	1,180,723
	Taiwan Line Tek Electronic Co., Ltd.	69,680	48,239
	Taiwan Mask Corp.	476,720	276,123
*	Taiwan Navigation Co., Ltd.	553,777	1,208,189
	Taiwan Paiho Co., Ltd.	329,410	483,636
*	Taiwan Polypropylene Co., Ltd.	427,615	376,985
*	Taiwan Pulp & Paper Corp.	618,000	206,193
*	Taiwan Sakura Corp.	411,080	183,997
	Taiwan Secom Co., Ltd.	618,332	1,021,952

338

	Taiwan Sogo Shinkong Security Co., Ltd.	453,724	$ 488,229
*	Taiwan Styrene Monomer Corp.	921,680	430,264
*	Taiwan Tea Corp.	1,241,714	690,464
	Taiyen Biotech Co., Ltd.	438,000	343,503
*	Teapo Electronic Corp.	569,000	161,048
	Teco Electric & Machinery Co., Ltd.	2,204,000	1,236,629
	Tecom, Ltd.	417,114	376,841
	Ten Ren Tea Co., Ltd.	123,980	109,500
*	Test-Rite International Co., Ltd.	561,332	394,154
	Tex-Ray Industrial Co., Ltd.	188,000	109,705
	The Ambassador Hotel	511,000	426,926
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	375,760	181,220
	Thinking Electronic Industrial Co., Ltd.	184,203	244,246
	Thye Ming Industrial Co., Ltd.	180,000	296,591
	Ton Yi Industrial Corp.	1,917,280	1,090,475
	Tong Yang Industry Co., Ltd.	559,864	661,221
*	Tong-Hwa Synthetic Fiber Co., Ltd.	382,000	58,494
*	Tsann Kuen Enterprise Co., Ltd.	433,340	580,915
	TSRC Corp.	872,975	1,209,634
	TTET Union Corp.	48,000	38,260
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	85,655
	Tung Ho Steel Enterprise Corp.	935,683	1,255,808
*	Twinhead International Corp.	766,504	142,648
	TYC Brother Industrial Co., Ltd.	338,886	238,323
*	Tycoons Group Enterprise Co., Ltd.	719,000	160,052
	Tyntek Corp.	326,774	454,573
	Tze Shin International Co., Ltd.	298,920	191,348
*	Uniform Industrial Corp.	84,530	166,638
*	Union Bank of Taiwan	2,512,488	633,170
*	Union Insurance Co., Ltd.	936,147	75,002
	Unitech Electronics Co., Ltd.	313,503	162,383
	Unitech Printed Circuit Board Corp.	559,857	564,243
	United Integration Service Co., Ltd.	336,439	311,818
	Unity Opto Technology Co., Ltd.	257,753	290,460
*	Universal Cement Corp.	806,251	391,774
	Universal Microelectronics Co., Ltd.	158,000	111,245
	Universal Scientific Industrial Co., Ltd.	1,425,548	956,430
	Universal, Inc.	123,000	48,049
	UPC Technology Corp.	1,054,599	728,644
	USI Corp.	1,110,000	480,475
*	U-TECH Media Corp.	317,000	112,016
*	Ve Wong Corp.	311,000	219,373
*	Veutron Corp.	62,000	49,337
*	Visual Photonics Epitacy Co., Ltd.	120,000	242,696
	Walsin Technology Corp., Ltd.	866,682	882,485
*	Walton Chaintech Corp.	108,000	45,040
	Wan Hwa Enterprise Co., Ltd.	410,830	231,996
	Waterland Financial Holdings	3,277,260	1,013,312
*	Wei Chih Steel Industrial Co., Ltd.	433,000	118,903
*	Wei Chuan Food Corp.	640,000	463,155
	Weltrend Semiconductor, Inc.	286,884	383,854

339

	Wintek Corp.	496,403	$ 569,051
	Wistron NeWeb Corp.	259,381	628,810
	WPG Holdings Co., Ltd.	387,102	493,438
*	Wus Printed Circuit Co., Ltd.	836,205	273,437
*	Ya Hsin Industrial Co., Ltd.	1,032,578	186,490
	Yageo Corp.	2,828,000	1,084,809
	Yeung Cyang Industrial Co., Ltd.	302,142	381,735
*	Yi Jinn Industrial Co., Ltd.	528,000	99,638
	Yieh Phui Enterprise Co., Ltd.	1,978,675	876,203
	Yosun Industrial Corp.	377,130	323,764
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,469,458	1,042,832
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	207,672	314,751
	Yung Shin Pharmaceutical Industrial Co., Ltd.	382,300	410,408
	Yung Tay Engineering Co., Ltd.	729,000	554,496
*	Zig Sheng Industrial Co., Ltd.	781,378	229,254
	Zinwell Corp.	316,374	1,298,828
	Zippy Technology Corp.	207,570	195,708
	Zyxel Communication Corp.	748,030	1,300,995

TOTAL — TAIWAN			164,827,105

THAILAND — (2.9%)
COMMON STOCKS — (2.9%)
	A.J. Plast PCL (Foreign)	619,600	49,481
	Aapico Hitech PCL (Foreign)	265,000	100,408
*	Adkinson Securities PCL (Foreign)	13,031,600	376,021
*	Advance Agro PCL (Foreign)	809,000	707,374
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	197,801
#	Amata Corp. PCL (Foreign)	2,369,800	1,029,147
	Asia Plus Securities PCL (Foreign)	5,068,950	552,547
#	Asian Property Development PCL (Foreign)	4,535,100	766,645
	Asian Property Development PCL (Foreign) NVDR	1,911,600	323,150
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	266,616
#	Bangkok Chain Hospital PCL (Foreign)	1,855,500	484,020
	Bangkok Expressway PCL (Foreign)	1,458,800	1,033,193
	Bangkok First Investment & Trust PCL (Foreign)	702,200	148,381
	Bangkok Insurance PCL (Foreign)	84,734	676,687
*	Bangkok Land PCL (Foreign)	14,748,970	399,783
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	592,525
*	Bangkok Rubber PCL (Foreign)	14,600	1,055
	Big C Supercenter PCL (Foreign)	48,000	67,852
	Bualuang Securities PCL (Foreign)	240,000	174,876
	Bumrungrad Hospital PCL (Foreign)	382,400	487,613
	Cal-Comp Electronics (Thailand) PCL (Foreign)	6,854,500	1,348,524
	Capital Nomura Securities PCL (Foreign)	46,000	50,612
*	Capital Nomura Securities PCL (Foreign) NVDR	45,000	49,512
*	Central Paper Industry PCL (Foreign)	20	1,224
	Central Plaza Hotel PCL (Foreign)	916,100	145,519
* #	Ch. Karnchang PCL (Foreign)	2,746,200	676,345
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	148,943
*	Compass East Industry (Thailand) PCL (Foreign)	122,000	7,467
	Dynasty Ceramic PCL (Foreign)	882,400	411,495

340

	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	$ 326,929
	Erawan Group PCL (Foreign)	3,710,340	447,706
*	Fancy Wood Industries PCL (Foreign)	260,800	15,811
*	Finansa PCL (Foreign)	230,000	62,008
	GFPT PCL (Foreign)	240,100	83,276
	GMM Grammy PCL (Foreign)	928,000	233,961
*	Golden Land Property Development PCL (Foreign)	485,616	109,692
*	Golden Land Property Development Public Co., Ltd. (Foreign) NVDR	41,200	9,306
	Hana Microelectronics PCL (Foreign)	1,190,796	826,026
	Hermraj Land & Development PCL (Foreign)	15,236,900	590,646
	Home Product Center PCL (Foreign)	4,526,470	659,643
	ICC International PCL (Foreign)	204,600	238,531
	Indorama Polymers PCL (Foreign)	77,000	21,769
*	International Engineering PCL (Foreign)	3,782,600	121,272
* #	Italian-Thai Development PCL (Foreign)	4,707,000	919,175
*	ITV PCL (Foreign)	2,785,600	85,249
	Jasmine International PCL (Foreign)	22,596,400	309,540
	Kang Yong Electric PCL (Foreign)	7,200	11,122
*	KCE Electronics PCL (Foreign)	846,450	88,321
*	Keppel Thai Properties PCL (Foreign)	8,360	658
#	KGI Securities One PCL (Foreign)	6,065,846	516,242
	Khon Kaen Sugar Industry PCL (Foreign)	581,600	177,989
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	53,538
#	Kiatnakin Finance PCL (Foreign)	834,300	711,258
#	Kim Eng Securities Thailand PCL (Foreign)	989,700	700,953
	Krungthai Card PCL (Foreign)	576,700	487,447
	L.P.N. Development PCL (Foreign)	415,250	87,746
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,234,000
	Laguna Resorts & Hotels PCL (Foreign)	80,500	100,302
	Lalin Property PCL (Foreign)	1,650,500	173,180
	Lanna Resources PCL (Foreign)	833,500	410,555
	Loxley PCL (Foreign)	5,615,220	302,773
* #	Magnecomp Precision Technology (Foreign)	5,561,898	411,752
#	Major Cineplex Group PCL (Foreign)	2,031,200	1,006,424
	MBK Development PCL (Foreign)	330,900	554,554
	Media of Medias PCL (Foreign)	9,100	1,618
	MFC Asset Management PCL (Foreign)	5,000	2,390
*	Mida Assets PCL (Foreign)	2,026,100	81,493
	Minor Corp. PCL (Foreign)	350,180	130,641
	MK Real Estate Development PCL (Foreign)	1,960,260	141,692
*	M-Link Asia Corp. PCL (Foreign)	747,700	20,267
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	93,646
*	Nakornthai Strip Mill PCL (Foreign)	39,252,000	366,093
*	Nation Multimedia Group PCL (Foreign)	146,259	35,382
*	Natural Park PCL (Foreign)	15,005,100	91,841
*	Nep Realty and Industry PCL (Foreign)	1,000,000	22,151
	Noble Development PCL (Foreign)	848,600	116,247
*	Pacific Assets PCL (Foreign)	141,000	20,137
	Padaeng Industry PCL (Foreign)	588,500	630,352
	Padaeng Industry PCL (Foreign)	73,800	79,048
	Patum Rice Mill & Granary PCL (Foreign)	5,500	4,609
	Phatra Insurance PCL (Foreign)	10,000	56,252

341

*	Picnic Gas & Engineering PCL (Foreign)	4,305,800	$ 37,649
	Polyplex PCL (Foreign)	650,000	122,195
	Power Line Engineering PCL (Foreign)	1,369,100	229,447
	Pranda Jewelry PCL (Foreign)	118,000	30,609
*	Property Perfect PCL (Foreign)	2,485,300	252,079
	Quality Houses PCL (Foreign)	17,899,800	897,338
	Regional Container Lines PCL (Foreign)	1,185,300	993,220
	Robinson Department Store PCL (Foreign)	1,875,025	573,820
	Rojana Industrial Park PCL (Foreign)	1,122,800	572,690
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	214,223
	Saha-Union PCL (Foreign)	636,600	348,822
	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	614,094
#	Samart Corporation PCL (Foreign)	2,154,900	471,051
	Samart I-Mobile PCL (Foreign)	950,300	517,943
	Sammakorn PCL (Foreign)	75,000	5,421
	Sansiri PCL (Foreign)	2,901,166	312,862
	SC Asset Corp. PCL (Foreign)	580,100	146,251
	Seamico Securities PCL (Foreign)	1,759,022	204,049
	SE-Education PCL (Foreign)	253,600	60,610
*	Serm Suk PCL	39,000	20,574
	Serm Suk PCL (Foreign)	10,000	5,275
*	Shinawatra Satellite PCL (Foreign)	2,372,000	732,824
	Siam Future Development PCL (Foreign)	220,000	71,175
	Siam Industrial Credit PCL (Foreign)	1,398,162	154,038
	Siam Makro PCL (Foreign)	512,100	1,343,311
* #	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	394,018
*	Solartron PCL (Foreign)	790,500	62,669
	Sri Trang Agro Industry PCL (Foreign)	370,998	148,140
	Srithai Superware PCL (Foreign)	439,300	100,510
	STP & I PCL (Foreign)	586,000	81,982
*	Sun Tech Group PCL (Foreign)	3,536	2,220
	Supalai PCL (Foreign)	2,640,533	284,756
	SVI PCL (Foreign)	2,448,660	104,912
	SVOA PCL (Foreign)	1,007,100	39,920
*	Syntec Construction PCL (Foreign)	4,546,100	135,151
*	Tanayong PCL (Foreign)	378,521	11,143
	Tata Steel (Thailand) PCL (Foreign)	8,845,300	425,379
	Thai Carbon Black PCL (Foreign)	87,900	60,974
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	1,006,926
	Thai Reinsurance PCL (Foreign)	1,484,700	268,293
*	Thai Rung Union Car PCL (Foreign)	759,600	73,060
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	622,279
	Thai Union Frozen Products PCL (Foreign)	410,000	293,967
	Thai Vegetable Oil PCL (Foreign)	609,500	252,256
	Thai Wacoal PCL (Foreign)	78,000	76,158
*	Thai-German Ceramic Industry PCL (Foreign)	2,229,600	70,183
	Thanachart Capital PCL (Foreign)	3,592,300	1,622,869
	Thoresen Thai Agencies PCL (Foreign)	449,600	694,515
	Ticon Industrial Connection PCL (Foreign)	971,600	555,038
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	60,097
	Tipco Asphalt PCL (Foreign)	352,190	287,418
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	175,432

342

	Tisco Bank PCL (Foreign) NVDR	167,800	$ 136,940
#	TISCO Finance PCL (Foreign)	745,900	608,720
	TPI Polene PCL (Foreign)	866,600	424,333
*	TT&T PCL (Foreign)	7,453,700	271,557
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,092
*	Tycoons Worldwide Group PCL (Foreign)	804,700	146,586
*	Union Mosaic Industry PCL (Foreign)	1,081,900	33,740
	United Palm Oil Industry PCL (Foreign)	21,000	30,603
	Univentures PCL (Foreign)	1,801,100	174,283
	Vanachai Group PCL (Foreign)	2,859,066	391,653
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	111,979
	Vinythai PCL (Foreign)	2,273,034	500,187
TOTAL COMMON STOCKS			44,937,537

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	217,333	887
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	1,099,600	71,149
*	Erawan Group PCL (Foreign) Warrants 12/17/07	671,860	19,582
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	14,452
TOTAL RIGHTS/WARRANTS			106,070

TOTAL — THAILAND			45,043,607

TURKEY — (3.3%)
COMMON STOCKS — (3.3%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	114,753	836,103
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	610,162
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	8,096	45,428
	Afyon Cimento Sanayii Ticaret A.S.	201	152,265
*	Ak-Al Tekstil A.S.	28,765	28,690
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	2,482,095
*	Akenerji Elektrik Uretim A.S.	80,193	543,894
	Aksa Akrilik Kimya Sanayii A.S.	206,894	517,085
	Aksigorta A.S.	583,604	3,937,086
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	40,391	62,698
*	Aktas Elektrik Ticaret A.S.	370	42,701
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	182,872
	Alarko Holding A.S.	290,609	739,112
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	105,267
	Alkim Alkali Kimya A.S.	37,197	170,865
*	Alkim Kagitt A.S.	56,928	60,852
*	Alternatifbank A.S.	98,944	173,798
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	229,045
	Anadolu Anonim Turk Sigorta Sirketi A.S.	566,671	976,951
	Anadolu Cam Sanayii A.S.	277,157	1,036,782
	Anadolu Hayat Sigorta A.S.	209,393	917,109
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,571	198,403
*	Ayen Enerji A.S.	161,469	353,062
	Aygaz A.S.	386,771	1,388,936
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	180,456
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	388,330

343

	Bati Anabolu Cimento A.S.	110,525	$ 948,522
	Bati Soeke Cimento Sanayi A.S.	67,601	172,081
*	Beko Elektronik A.S.	234,899	308,345
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	35,138	65,636
	Bolu Cimento Sanayii A.S.	284,896	606,468
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	340,119
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,664	222,640
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	259,029
*	Boyner Buyuk Magazacilik A.S.	189,233	332,627
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	344,089
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	117,638
	Bursa Cimento Fabrikasi A.S.	115,360	958,524
	Celebi Hava Servisi A.S.	28,354	582,855
*	Celik Halat Ve Tel Sanayii A.S.	10,062	41,973
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	177,195
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,901,657
	Demisas Dokum Mamulleri Sanayi A.S.	22,067	32,517
*	Dentas Ambalaj ve Kagit Sanayi A.S.	80,336	91,988
*	Deva Holding A.S.	114,830	1,213,157
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	15,000	39,332
*	Dogan Gazetecilik A.S.	105,300	329,752
	Dogus Otomotiv Servis ve Ticaret A.S.	135,234	738,750
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	308,642	205,317
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,118,277
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	266,902
*	Edip Iplik Sanayi ve Ticaret A.S.	13,000	47,795
	Ege Endustri Ve Ticaret A.S.	3,837	38,216
*	Ege Plstik Ticaret ve Sanayi A.S.	36,919	44,565
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	116,973
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	153,511
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	162,279
*	Global Yatirim Holding A.S.	462,834	541,286
*	Goldas Kuyumculuk Sanayi A.S.	186,432	288,906
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	370,713
*	Goodyear Lastikleri T.A.S.	16,988	205,736
*	GSD Holding A.S.	850,017	991,895
	Gubre Fabrikalari Ticaret A.S.	10,324	62,570
*	Gunes Sigorta A.S.	179,660	337,510
*	Haznader Refrakter Sanayii A.S.	16,127	53,171
	Hektas Ticaret T.A.S.	130,556	122,889
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	333,451	885,347
*	Ihlas Holding A.S.	1,237,042	711,484
*	Isiklar Ambalaj A.S.	199,020	162,471
*	Izmir Demir Celik Sanayii A.S.	154,263	313,647
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	460,442	614,898
*	Karsu Tekstil Sanayii ve Ticaret A.S.	38,609	36,790
	Karton Sanayi ve Ticaret A.S.	3,514	221,675
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	15,564	27,778
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	14,311
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	118,544
	Konya Cimento Sanayii A.S.	5,645	251,777

344

*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	250,232	$ 811,138
*	Kutahya Porselen Sanayii A.S.	4,782	77,863
	Mardin Cimento Sanayii ve Ticaret A.S.	155,584	905,977
*	Marmari Marti Otel Isletmeleri A.S.	226,058	209,447
	Marshall Boya ve Vernik Sanayii A.S.	10,097	109,688
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,857	247,530
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	16,024
	Migros Turk A.S.	1	12
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	95,830
*	Mudurnu Tavukculuk A.S.	1,740	602
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	167,836
*	Nergis Holding A.S.	1,784	5,079
*	Net Holding A.S.	1,212,996	692,812
*	Net Turizm Ticaret ve Sanayi A.S.	159,396	159,850
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	225,320
	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	91,855
	Otobus Karoseri Sanayi A.S.	44,321	687,097
*	Parsan Makina Parcalari Sanayii A.S.	102,576	186,480
*	Pimas Plastik Insaat Malzemeleri A.S.	17,000	44,745
	Pinar Entegre et ve Un Sanayii A.S.	79,952	255,139
	Pinar Sut Mamulleri Sanayii A.S.	78,327	436,590
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,659
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	134,016
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	305,000
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	210,138
*	Soktas Pamuk ve Tarim Urunlerini Degerlendirme Sanayi Ve Ticaret A.S.	17,461	67,275
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	8,998
*	Tat Konserve Sanayii A.S.	284,243	641,831
*	Tekstil Bankasi A.S.	359,314	581,711
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	315,536
	Tofas Turk Otomobil Fabrikasi A.S.	1	5
	Trakya Cam Sanayii A.S.	453,096	1,547,227
*	Turk Demir Dokum Fabrikalari A.S.	72,898	520,305
*	Turk Ekonomi Bankasi A.S.	75,467	1,120,344
	Turk Prysmian Kablo ve Sistemleri A.S.	46,921	134,273
	Ulker Gida Sanayi ve Ticaret A.S.	354,505	1,478,275
	USAS Ucak Servisi A.S.	71,628	162,894
*	Uzel Makina Sanayii A.S.	156,941	299,296
*	Vakif Finansal Kiralama A.S.	24,721	120,734
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	687,567
	Yapi Kredi Finansal Kiralama A.S.	163,135	456,112
	Yapi Kredi Sigorta A.S.	102,412	1,085,547
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	29,821	45,185
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	13,160
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	407,230

TOTAL — TURKEY			50,443,407

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $5,830,000 FNMA 5.50%, 03/01/37, valued at $5,562,407) to be repurchased at $5,481,159	$ 5,478	5,478,000

SECURITIES LENDING COLLATERAL — (9.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $185,327,501 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 01/01/19 to 08/01/37; FNMA 5.512%, 01/01/36; & GNMA 7.000%, maturities ranging from 10/15/36 to 12/15/36, valued at $154,807,689) to be repurchased at $151,795,009	151,772	151,772,243

TOTAL INVESTMENTS - (100.0%) (Cost $1,023,489,541)##		$ 1,535,942,638

345

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Face Amount ^	Value †
	(000)
AUSTRALIA — (1.8%)
BONDS — (1.8%)
Commonwealth Bank of Australia
5.200%, 05/28/08	10,000	$8,079,193
Toyota Finance Australia, Ltd.
5.050%, 07/28/08	22,588	18,199,699
Western Australia Treasury Corp.
4.280%, 06/12/08	12,435	9,981,535
4.050%, 06/19/08	22,900	18,368,937
TOTAL — AUSTRALIA		54,629,364

AUSTRIA — (3.3%)
BONDS — (3.3%)
Bundesimmobiliengesellschaft M.B.H.
(f) 3.500%, 08/22/08	19,200	15,949,230
Oesterreichische Kontrollbank AG
(f) 2.000%, 11/26/07	13,000	10,731,898
(f) 3.500%, 02/18/08	54,475	45,189,061
(f) 1.500%, 03/27/08	21,000	17,241,332
3.750%, 11/28/08	11,000	14,831,119
TOTAL — AUSTRIA		103,942,640

BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium Government Bond
7.500%, 07/29/08	63,000	88,293,631

CANADA — (11.6%)
BONDS — (11.6%)
Canada Housing Trust
4.400%, 03/15/08	77,000	72,865,625
Canadian Government International Bond
(e) 4.875%, 07/07/08	28,700	39,145,779
(j) 1.900%, 03/23/09	2,650,000	23,205,431
Ontario Electricity Financial Corp.
5.600%, 06/02/08	69,000	65,830,966
Province of British Columbia
(f) 2.125%, 03/26/08	20,000	16,473,422
6.000%, 06/09/08	72,300	69,195,756
Province of Ontario
3.875%, 03/08/08	79,000	74,564,479
TOTAL — CANADA		361,281,458

349

DENMARK — (2.8%)
BONDS — (2.8%)
	Denmark Government Bond
	7.000%, 11/15/07	400,000	$73,471,051
	4.000%, 08/15/08	70,000	12,749,916
TOTAL — DENMARK			86,220,967

FRANCE — (7.5%)
BONDS — (7.5%)
	Caisse D’Amortissement de la Dette Sociale SA
	6.250%, 10/25/07	13,104	17,881,923
(g)	4.625%, 12/07/07	17,500	35,153,205
	5.125%, 10/25/08	14,000	19,167,707
	Caisse Nationale des Autoroutes
(f)	3.375%, 02/27/08	5,000	4,145,475
	ERAP
	3.375%, 04/25/08	44,850	60,785,411
	French Treasury Note
	3.000%, 07/12/08	60,000	80,924,967
	Total Capital SA
(f)	2.500%, 10/01/07	5,000	4,134,548
	3.500%, 01/28/08	9,000	12,195,878
TOTAL — FRANCE			234,389,114

GERMANY — (14.3%)
BONDS — (14.3%)
	Bayerische Landesbank
(g)	5.250%, 12/07/07	10,803	21,729,327
	3.250%, 02/28/08	19,600	26,502,533
	4.000%, 07/23/08	27,000	36,538,862
	Bundesschatzanweisungen
	3.500%, 09/12/08	58,000	78,506,375
	DEPFA Deutsche Pfandbriefbank AG
(f)	1.750%, 02/18/08	14,640	12,046,629
	Kreditanstalt fuer Wiederaufbau
	2.375%, 09/01/08	2,200	2,939,959
	5.625%, 09/01/08	15,298	21,089,162
	3.750%, 12/15/08	32,000	43,204,403
	Landesbank Hessen-Thuringen Girozentrale
(g)	5.125%, 12/07/07	4,000	8,043,672
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.000%, 07/04/08	17,000	22,844,862
	Landwirtschaftliche Rentenbank
(f)	1.750%, 02/12/08	10,000	8,230,168
	3.000%, 03/14/08	10,000	13,501,144
(j)	0.650%, 09/30/08	6,915,000	59,548,607
	Norddeutsche Landesbank Girozentrale AG
(j)	0.450%, 01/19/09	10,718,000	91,924,044
TOTAL — GERMANY			446,649,747

350

IRELAND — (1.1%)
BONDS — (1.1%)
General Electric Capital European Funding
2.750%, 04/18/08	25,000	$33,587,586

NETHERLANDS — (8.9%)
BONDS — (8.9%)
Bank Nederlandse Gemeenten
(j) 0.800%, 09/22/08	9,300,000	80,225,853
Nederlandse Waterschapsbank NV
3.250%, 06/01/08	32,000	43,124,150
Netherlands Government Bond
5.250%, 07/15/08	64,000	87,943,330
Rabobank Nederland
3.625%, 01/22/08	50,000	67,812,841
TOTAL — NETHERLANDS		279,106,174

NORWAY — (1.9%)
BONDS — (1.9%)
Eksportfinans A/S
3.500%, 04/16/08	45,000	60,845,814

SPAIN — (0.6%)
BONDS — (0.6%)
Instituto de Credito Oficial
3.000%, 06/16/08	13,000	17,480,031

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.8%)
BONDS — (6.8%)
Eurofima
(s) 5.625%, 02/05/08	89,000	12,959,554
European Investment Bank
(e) 5.000%, 04/15/08	50,000	68,343,982
(s) 4.000%, 04/15/09	163,000	23,502,700
Inter-American Development Bank
(j) 1.900%, 07/08/09	10,900,000	95,730,128
Nordic Investment Bank
(t) 5.090%, 12/20/07	5,000	4,070,231
(t) 4.320%, 06/02/08	9,200	7,383,809
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		211,990,404

SWEDEN — (2.7%)
BONDS — (2.7%)
Sweden Government Bond
5.000%, 01/28/09	583,000	85,565,885

351

UNITED KINGDOM — (6.1%)
BONDS — (6.1%)
	Bank of England Euro Note
(e)	2.500%, 01/28/08	57,550	$77,732,012
	Bank of Scotland P.L.C.
(e)	3.750%, 01/23/08	12,700	17,228,510
(j)	0.800%, 10/02/08	5,922,000	50,951,294
	BP Capital Markets P.L.C.
	5.000%, 12/27/07	4,025	8,082,657
	GlaxoSmithKline Capital P.L.C.
(e)	3.375%, 04/15/08	17,200	23,231,926
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	6,000	12,009,243
TOTAL — UNITED KINGDOM			189,235,642

UNITED STATES — (27.3%)
AGENCY OBLIGATIONS — (3.2%)
	Federal Home Loan Mortgage Corporation
(e)	3.500%, 02/15/08	73,000	98,888,110

BONDS — (11.7%)
	American Express Centurion Series Floating Rate Note
(r)	5.561%, 06/12/09	84,000	83,935,908
	Citigroup, Inc.
(e)	4.625%, 11/14/07	13,000	17,695,287
(f)	1.500%, 04/07/08	25,000	20,487,468
	General Electric Capital Corp.
(j)	0.550%, 10/14/08	3,688,000	31,678,738
(j)	0.750%, 02/05/09	4,497,000	38,655,636
(f)	2.250%, 02/09/09	21,000	17,129,201
	Pfizer, Inc.
(j)	0.800%, 03/18/08	7,539,000	64,996,415
	Toyota Motor Credit Corp.
(f)	2.000%, 11/13/07	22,900	18,911,642
(j)	0.750%, 06/09/08	8,456,000	72,878,320
TOTAL BONDS			366,368,615

COMMERCIAL PAPER — (12.4%)
	AstraZeneca P.L.C.
	5.490%, 10/01/07	42,300	42,125,292
	BASF AG
	5.240%, 09/21/07	17,000	16,956,138
	Govco, Inc.
	5.450%, 09/04/07	44,500	44,500,000
	Greyhawk Funding LLC
	5.350%, 09/04/07	44,989	44,989,000
	MetLife Funding, Inc.
	5.270%, 09/04/07	61,200	61,200,000
	New Center Asset Trust
	5.280%, 09/04/07	20,000	20,000,000

352

NYSE Euronext
5.340%, 09/06/07	76,800	$76,777,044
Sheffield Receivables Corp.
5.320%, 09/04/07	5,300	5,300,000
US Central Credit Union
5.270%, 09/17/07	18,500	18,463,605
5.280%, 09/17/07	24,245	24,197,303
Windmill Funding Corp.
5.330%, 09/06/07	31,600	31,588,624
TOTAL COMMERCIAL PAPER		386,097,006

TOTAL — UNITED STATES		851,353,731

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $19,280,000 FNMA 6.50%, 11/01/36, valued at $15,810,599) to be repurchased at $15,581,980	$15,573	15,573,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,032,325,345)##		$3,120,145,188

353

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

			Shares	Value †

COMMON STOCKS — (88.0%)
Consumer Discretionary — (13.4%)
*	4Kids Entertainment, Inc.		11,700	$175,617
* #	99 Cents Only Stores		12,700	156,845
*	A.C. Moore Arts & Crafts, Inc.		20,000	373,800
	Acme Communications, Inc.		23,312	97,910
*	Aftermarket Technology Corp.		7,800	233,298
#	Aldila, Inc.		6,697	112,711
*	Alloy, Inc.		14,950	119,600
#	Ambassadors International, Inc.		3,900	94,068
#	American Axle & Manufacturing Holdings, Inc.		75,030	1,749,700
	American Greetings Corp. Class A		73,700	1,823,338
* #	America’s Car-Mart, Inc	.	15,114	182,879
* #	AnnTaylor Stores Corp.		39,375	1,234,012
	Arctic Cat, Inc.		8,344	141,097
#	ArvinMeritor, Inc.		102,800	1,793,860
	Asbury Automotive Group, Inc.		50,300	1,087,486
*	Ashworth, Inc.		6,800	45,832
*	Audiovox Corp. Class A		18,600	194,370
*	AutoNation, Inc.		305,400	5,796,492
* #	Avatar Holdings, Inc.		9,800	595,644
*	Ballantyne of Omaha, Inc.		15,921	93,934
	Barnes & Noble, Inc.		28,700	1,035,209
	Bassett Furniture Industries, Inc.		5,279	60,920
	Beasley Broadcast Group, Inc.		9,281	68,494
#	Beazer Homes USA, Inc.		54,403	575,040
#	Belo Corp. Class A		127,113	2,191,428
*	Benihana, Inc. Class A		300	5,562
* #	Big Lots, Inc.		55,800	1,661,166
#	Blockbuster, Inc. Class A		113,200	561,472
*	Blockbuster, Inc. Class B		53,510	259,523
* #	Bluegreen Corp.		21,700	181,629
#	Bob Evans Farms, Inc.		56,700	1,892,079
#	Bon-Ton Stores, Inc.		14,349	413,538
	Books-A-Million, Inc.		12,800	170,496
	Borders Group, Inc.		54,400	816,000
	BorgWarner, Inc.		77,400	6,540,300
	Brown Shoe Company, Inc.		39,075	892,473
	Brunswick Corp.		135,700	3,412,855
*	Buca, Inc.		27,000	61,020
#	Building Materials Holding Corp.		17,800	263,440

354

* #	California Coastal Communities, Inc.	16,509	$258,201
	Callaway Golf Co.	104,400	1,703,808
#	Carmike Cinemas, Inc.	19,300	309,572
*	Carriage Services, Inc.	24,265	206,252
*	Cavalier Homes, Inc.	22,327	81,494
*	Cavco Industries, Inc.	8,850	310,812
	CBS Corp. Class A	60,226	1,894,710
#	CBS Corp. Class B	1,074,561	33,859,417
	Centex Corp.,	121,900	3,524,129
* #	Champps Entertainment, Inc.	8,700	46,893
* #	Charming Shoppes, Inc.,	78,200	706,928
*	Chromcraft Revington, Inc.	100	557
	Churchill Downs, Inc.	10,000	498,600
	Circuit City Stores, Inc.	169,700	1,846,336
	Citadel Broadcasting Co.	199,335	811,293
	Clear Channel Communications, Inc.	339,300	12,642,318
	Coachmen Industries, Inc.	9,300	61,380
	Coast Distribution System, Inc.	400	2,448
	Cobra Electronics Corp.	1,200	7,728
	Collectors Universe, Inc.	12,888	193,964
*	Comcast Corp. Class A	2,016,437	52,608,841
*	Comcast Corp. Special Class A Non-Voting	1,015,674	26,265,330
* #	Comstock Homebuilding Companies, Inc.	1,550	3,937
*	Concord Camera Corp.	9,474	30,128
	Cooper Tire & Rubber Co.	88,500	2,162,940
* #	Cost Plus, Inc.	5,848	23,392
*	Cox Radio, Inc.	34,800	479,544
* #	Crown Media Holdings, Inc.	4,277	28,784
	CSS Industries, Inc.	17,550	674,973
*	Culp, Inc.	14,994	152,939
* #	Cumulus Media, Inc. Class A	22,400	239,680
*	Cycle Country Accessories Corp.	3,220	5,152
	D.R. Horton, Inc.	462,840	6,993,512
*	Deckers Outdoor Corp.	1,800	169,542
	Delta Apparel, Inc.	879	15,233
*	Design Within Reach, Inc.	18,220	87,456
*	DG Fastchannel, Inc.	132	2,658
*	Diedrich Coffee, Inc.	4,517	16,487
	Dillards, Inc. Class A	123,800	2,939,012
*	Directed Electronics, Inc.	1,368	7,360
*	Discovery Holding Co. Class A	80,960	2,033,715
*	Discovery Holding Co. Class B	3,096	78,019
	Disney (Walt) Co.	498,700	16,756,320
*	Dixie Group, Inc.	11,800	120,006
* #	Dominion Homes, Inc.	11	24
*	Dorman Products, Inc.	3,150	44,068
	Dover Motorsports, Inc.	16,800	100,296
* #	drugstore.com, Inc.	19,204	55,692
*	Duckwall-ALCO Stores, Inc.	700	26,334
*	Emerson Radio Corp.	31,640	80,998
#	Emmis Communications Corp. Class A	18,000	114,660
#	Entercom Communications Corp.	47,700	1,016,010

355

* #	Entravision Communications Corp.	36,000	$324,360
* #	Escala Group, Inc.	742	1,529
* #	Expedia, Inc.	109,511	3,268,903
*	Fairchild Corp. Class A	5,600	12,768
*	Famous Dave’s of America, Inc.	200	3,816
	Finish Line, Inc. Class A	64,400	363,216
*	Finlay Enterprises, Inc.	4,124	12,991
*	Flanigan’s Enterprises, Inc.	200	1,980
	Foot Locker, Inc.	183,800	3,071,298
* #	Ford Motor Co.	2,102,708	16,422,149
*	Franklin Covey Co.	27,287	204,380
*	Franklin Electronic Publishers, Inc.	10,500	29,400
	Fred’s, Inc.	66,100	687,440
* #	Fuel Systems Solutions, Inc.	2,073	37,542
#	Furniture Brands International, Inc.	48,200	548,516
* #	GameStop Corp. Class A	12,986	651,118
*	GameTech International, Inc.	2,500	15,850
* #	Gander Mountain Co.	25,380	208,370
	Gannett Co., Inc.	345,400	16,233,800
* #	Gaylord Entertainment Co.	35,582	1,827,136
	General Motors Corp.	523,400	16,089,316
*	G-III Apparel Group, Ltd.	2,050	35,157
*	Gottschalks, Inc.	22,476	112,380
	Gray Television, Inc.	66,879	598,567
* #	Great Wolf Resorts, Inc.	4,800	68,640
#	Group 1 Automotive, Inc.	31,900	1,118,414
#	Handleman Co.	25,500	92,310
	Harrah’s Entertainment, Inc.	266,873	22,889,697
*	Harris Interactive, Inc.	48,600	209,466
*	Hartmarx Corp.	2,000	14,560
*	Hastings Entertainment, Inc.	1,572	11,711
#	Haverty Furniture Co., Inc.	31,500	337,680
*	Hawk Corp.	600	8,610
*	Hayes Lemmerz International, Inc.	92,690	421,739
#	Hearst-Argyle Television, Inc.	80,638	2,061,914
* #	Hovnanian Enterprises, Inc. Class A	41,200	489,044
*	IAC/InterActiveCorp	261,037	7,254,218
	Idearc, Inc.	17,580	600,005
	ILX Resorts, Inc.	900	7,650
*	Image Entertainment, Inc.	2,500	10,525
* #	Infosonics Corp.	600	1,308
*	Interstate Hotels & Resorts, Inc.	12,000	46,800
	J. Alexander’s Corp.	10,598	138,304
	J.C. Penney Co., Inc.	124,300	8,546,868
* #	Jakks Pacific, Inc.	18,275	410,639
*	Jarden Corp.	23,315	764,499
* #	Jo-Ann Stores, Inc.	28,900	650,250
	Johnson Outdoors, Inc.	10,226	191,124
#	Jones Apparel Group, Inc.	139,900	2,684,681
* #	Jos. A. Bank Clothiers, Inc.	1,202	36,240
	Journal Communications, Inc. Class A	8,100	83,997
#	Journal Register Co.	43,700	137,655

356

#	KB Home	101,500	$3,079,510
#	Kellwood Co.	50,700	998,790
	Kenneth Cole Productions, Inc. Class A	985	20,370
	Kimball International, Inc. Class B	35,282	473,837
* #	Kirkland’s, Inc.	17,225	30,316
	LaCrosse Footwear, Inc.	95	1,829
*	Lakeland Industries, Inc.	7,057	82,637
* #	Lakes Entertainment, Inc.	31,400	340,376
#	Landry’s Restaurants, Inc.	25,100	719,617
*	Lazare Kaplan International, Inc.	5,900	45,961
#	La-Z-Boy, Inc.	50,500	486,820
*	Lear Corp.	32,100	938,283
#	Lee Enterprises, Inc.	23,000	399,510
	Leggett & Platt, Inc.	117,800	2,403,120
#	Lennar Corp. Class A	64,900	1,834,723
	Lennar Corp. Class B	15,829	425,009
*	Lenox Group, Inc.	9,524	48,096
#	Levitt Corp. Class A	100	234
#	Libbey, Inc.	15,000	271,500
* #	Liberty Global, Inc. Class A	32,020	1,312,180
*	Liberty Global, Inc. Series C	191,169	7,541,617
*	Liberty Media Holding Corp. Capital Class A	130,917	14,268,644
*	Liberty Media Holding Corp. Capital Class B	1,630	177,279
*	Liberty Media Holding Corp. Interactive Class A	603,699	11,452,170
* #	Liberty Media Holding Corp. Interactive Class B	5,949	113,209
#	Lifetime Brands, Inc.	17,600	358,864
	Limited Brands, Inc.	10,200	236,232
*	Lin TV Corp.	28,500	379,905
	Lithia Motors, Inc. Class A	12,500	223,875
* #	Live Nation, Inc.	31,462	651,263
*	Lodgian, Inc.	28,478	348,286
*	Luby’s, Inc.	22,200	254,412
#	M/I Homes, Inc.	22,200	404,706
*	Mace Security International, Inc.	9,231	19,939
	Macy’s, Inc.	681,504	21,617,307
* #	MarineMax, Inc.	15,800	289,772
*	Max & Erma’s Restaurants, Inc.	800	5,680
	MDC Holdings, Inc.	70,464	3,134,943
* #	Meade Instruments Corp.	10,614	21,016
#	Media General, Inc. Class A	29,000	809,680
* #	MGM Mirage	99,400	8,346,618
#	Modine Manufacturing Co.	46,500	1,304,325
* #	Mohawk Industries, Inc.	68,100	5,945,811
#	Monaco Coach Corp.	40,000	535,600
	Monro Muffler Brake, Inc.	600	22,578
* #	Mothers Work, Inc.	300	6,135
	Movado Group, Inc.	14,700	433,650
* #	Multimedia Games, Inc.	32,288	313,194
*	National RV Holdings, Inc.	6,603	5,282
#	Nautilus Group, Inc.	10,000	95,200
	News Corp. Class A	936,620	18,947,823
#	News Corp. Class B	39,500	858,730

357

*	Nobel Learning Communities, Inc.	320	$4,458
*	Office Depot, Inc.	1,237	30,245
	OfficeMax, Inc.	100,000	3,552,000
#	Orleans Homebuilders, Inc.	18,400	133,584
	O’Charleys, Inc.	28,308	460,854
	Oxford Industries, Inc.	21,300	771,486
* #	Palm Harbor Homes, Inc.	19,936	282,094
* #	PC Mall, Inc.	8,700	106,749
#	Penske Automotive Group, Inc.	144,800	2,854,008
	Phillips-Van Heusen Corp.	700	40,761
*	Phoenix Footwear Group, Inc.	9,600	32,544
#	Pier 1 Imports, Inc.	95,700	591,426
*	Pinnacle Entertainment, Inc.	11,300	314,366
*	Pomeroy IT Solutions, Inc.	10,322	86,602
*	Proliance International, Inc.	8,943	18,333
#	Pulte Homes, Inc.	368,944	6,139,228
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	13,200	15,312
*	Quiksilver, Inc.	12,900	172,731
* #	R.H. Donnelley Corp.	60,000	3,529,800
*	Radio One, Inc. Class D	71,400	279,174
*	RC2 Corp.	20,200	616,908
#	RCN Corp.	32,737	471,085
*	Red Lion Hotels Corp.	24,440	230,469
*	Regent Communications, Inc.	16,889	46,445
* #	Restoration Hardware, Inc.	1,700	5,984
* #	Retail Ventures, Inc.	500	5,785
*	Rex Stores Corp.	4,050	76,626
* #	Rockford Corp.	3,760	7,520
*	Rocky Brands, Inc.	6,564	57,172
*	Rubio’s Restaurants, Inc.	252	2,722
	Russ Berrie & Co., Inc.	15,700	234,872
#	Ryland Group, Inc.	65,600	1,878,784
*	Saga Communications, Inc. Class A	22,100	159,120
#	Saks, Inc.	134,050	2,167,588
	Salem Communications Corp.	19,181	196,989
* #	Salton, Inc.	21,800	5,232
	Sauer-Danfoss, Inc.	6,000	160,920
*	Scholastic Corp.	38,300	1,305,264
* #	Sears Holdings Corp.	479	68,765
	Service Corp. International	441,800	5,398,796
* #	Sharper Image Corp.	22,200	114,330
	Shiloh Industries, Inc.	19,812	208,620
*	Shoe Carnival, Inc.	5,400	93,150
*	Silverleaf Resorts, Inc.	13,700	78,090
#	Sinclair Broadcast Group, Inc. Class A	69,500	865,970
* #	Six Flags, Inc.	36,300	145,926
#	Skyline Corp.	12,700	380,111
	Snap-On, Inc.	41,800	2,047,364
#	Sonic Automotive, Inc.	45,500	1,210,300
* #	Source Interlink Companies, Inc.	29,100	121,056
* #	Spanish Broadcasting System, Inc.	35,700	101,388

358

	Speedway Motorsports, Inc.	40,800	$1,570,392
*	Sport Chalet, Inc. Class A	16,282	152,562
*	Sport Chalet, Inc. Class B	500	4,570
#	Sport Supply Group, Inc.	10,523	102,073
	Stage Stores, Inc.	59,950	1,038,933
*	Stamps.com, Inc.	1,853	22,495
#	Standard Motor Products, Inc.	23,500	230,065
#	Standard Pacific Corp.	86,300	865,589
	Steinway Musical Instruments, Inc.	8,553	273,439
	Steven Madden, Ltd.	1,101	27,107
#	Stewart Enterprises, Inc.	25,202	180,698
*	Stoneridge, Inc.	23,350	243,774
#	Sturm Ruger & Co., Inc.	6,800	124,032
#	Superior Industries International, Inc.	42,100	836,948
	Superior Uniform Group, Inc.	9,078	105,759
#	Syms Corp.	6,000	98,340
* #	Syntax-Brillian Corp.	1,375	8,937
#	Systemax, Inc.	29,000	539,400
	Tandy Brand Accessories, Inc.	9,967	108,142
* #	Tarragon Corp.	24,386	22,923
	The Marcus Corp.	17,900	378,048
#	The McClatchey Co.	255	5,758
	The Men’s Wearhouse, Inc.	1,500	76,020
#	The Pep Boys - Manny, Moe & Jack	81,600	1,337,424
* #	The Steak n Shake Co.	35,600	561,056
	Time Warner, Inc.	5,762,400	109,370,352
* #	Toll Brothers, Inc.	1,28,100	2,736,216
#	TOUSA, Inc.	5,295	14,349
	Traffix, Inc.	12,489	65,817
* #	Trans World Entertainment Corp.	39,700	187,781
	Tribune Co.	136,132	3,750,437
*	Triple Crown Media, Inc.	4,025	28,296
* #	Trump Entertainment Resorts, Inc.	10,300	68,804
*	TRW Automotive Holdings Corp.	89,375	2,731,300
* #	Tweeter Home Entertainment Group, Inc.	2,100	67
*	Unifi, Inc.	78,604	190,222
	Unifirst Corp.	20,100	831,738
* #	Vail Resorts, Inc.	10,900	623,262
* #	ValueVision Media, Inc. Class A	300	2,529
*	Warnaco Group, Inc.	41,700	1,455,330
* #	WCI Communities, Inc.	34,300	319,676
* #	West Marine, Inc.	27,000	367,740
* #	Wilsons The Leather Experts, Inc.	19,900	36,218
	Wyndham Worldwide Corp.	189,216	6,035,990
*	Zale Corp.	33,800	759,486
Total Consumer Discretionary			608,921,212

Consumer Staples — (4.2%)
	Alberto-Culver Co.	61,600	1,427,272
*	Alliance One International, Inc.	33,900	261,030
#	American Italian Pasta Co.	16,600	145,582
	Archer-Daniels-Midland Co.	638,865	21,529,750

359

*	Bridgford Foods Corp.	100	$737
#	Cal-Maine Foods, Inc.	27,317	540,603
* #	Caribou Coffee Co.	300	1,875
* #	Central Garden & Pet Co.	20,900	267,520
* #	Central Garden & Pet Co. Class A	28,200	355,320
#	Chiquita Brands International, Inc.	48,500	756,600
	Coca-Cola Enterprises, Inc.	626,700	14,927,994
* #	Collective Brands, Inc.	23,300	550,579
* #	Constellation Brands, Inc. Class A	85,936	2,077,932
*	Constellation Brands, Inc. Class B	925	22,450
	Corn Products International, Inc.	106,700	4,822,840
	CVS Caremark Corp.	600,114	22,696,311
	Dean Foods Co.	55,200	1,482,672
	Del Monte Foods Co.	315,300	3,323,262
	Farmer Brothers Co.	12,926	297,298
#	Flowers Foods, Inc.	9,553	197,174
#	Great Atlantic & Pacific Tea, Inc.	18,700	586,432
*	Griffin Land & Nurseries, Inc. Class A	400	13,044
* #	Hain Celestial Group, Inc.	41,100	1,202,586
*	Hines Horticulture, Inc.	1,800	594
#	Imperial Sugar Co.	2,000	57,500
	Ingles Market, Inc. Class A	11,001	331,240
	J & J Snack Foods Corp.	1,400	52,570
	J.M. Smucker Co.	72,782	4,003,738
	Kraft Foods, Inc.	1,161,691	37,243,813
	Longs Drug Stores Corp.	28,900	1,523,897
#	MGP Ingredients, Inc.	15,600	225,576
#	Molson Coors Brewing Co.	66,900	5,984,874
*	Monterey Pasta Co.	11,700	41,301
#	Nash Finch Co.	20,900	783,959
*	Natrol, Inc.	20,197	70,891
*	Natural Alternatives International, Inc.	300	2,148
* #	Natural Health Trends Corp.	10,600	31,694
*	Omega Protein Corp.	15,527	141,296
* #	Parlux Fragrances, Inc.	17,700	66,552
*	Pathmark Stores, Inc.	577	7,403
	PepsiAmericas, Inc.	183,900	5,443,440
*	Performance Food Group Co.	36,600	1,040,904
	Pilgrim’s Pride Corp.	101,800	4,132,062
*	Prestige Brands Holdings, Inc.	29,000	318,130
#	PriceSmart, Inc.	25,050	600,198
* #	Pyramid Breweries, Inc.	10,226	28,224
* #	Redhook Ale Brewery, Inc.	9,200	61,548
#	Reynolds American, Inc.	266,100	17,594,532
	Ruddick Corp.	41,100	1,339,038
* #	San Filippo (John B.) & Son, Inc.	9,000	87,840
#	Sanderson Farms, Inc.	29,200	1,224,648
#	Seaboard Corp.	1,100	2,286,900
* #	Smithfield Foods, Inc.	97,113	3,178,508
#	Spartan Stores, Inc.	6,800	172,992
* #	Spectrum Brands, Inc.	27,200	153,408
#	SUPERVALU, Inc.	307,501	12,961,167

360

	Tasty Baking Co.	4,500	$45,855
#	The Topps Co., Inc.	60,400	561,116
*	TreeHouse Foods, Inc.	9,200	247,664
	Tyson Foods, Inc. Class A	405,030	8,728,396
	Universal Corp.	39,000	1,916,070
	Weis Markets, Inc.	32,900	1,414,042
*	Zapata Corp.	1,164	8,032
Total Consumer Staples			191,600,623

Energy — (10.7%)
	Adams Resources & Energy, Inc.	1,200	26,400
	Anadarko Petroleum Corp.	598,568	29,317,861
	Apache Corp.	487,346	37,710,833
* #	Basic Energy Services, Inc.	26,160	540,727
* #	Bill Barret Corp.	1,140	40,174
*	Bois d’Arc Energy, Inc.	31,325	562,597
*	Brigham Exploration Co.	23,877	120,579
* #	Bristow Group, Inc.	23,100	1,001,385
*	Bronco Drilling Co., Inc.	11,500	169,625
	Cabot Oil & Gas Corp.	51,300	1,710,342
*	Callon Petroleum Co.	21,700	263,221
*	Carrizo Oil & Gas, Inc.	100	3,927
#	Chesapeake Energy Corp.	540,200	17,426,852
	Cimarex Energy Co.	73,300	2,624,873
*	Clayton Williams Energy, Inc.	18,190	510,229
*	Complete Production Services, Inc.	8,900	197,580
*	Comstock Resources, Inc.	42,199	1,161,738
	ConocoPhillips	2,125,046	174,020,017
*	Dawson Geophysical Co.	400	27,144
* #	Delta Petroleum Corp.	8,728	129,262
	Devon Energy Corp.	617,500	46,503,925
	Diamond Offshore Drilling, Inc.	16,900	1,777,204
* #	Edge Petroleum Corp.	5,200	67,912
* #	Encore Acquisition Co.	40,040	1,112,712
*	Energy Partners, Ltd.	9,800	133,966
#	ENSCO International, Inc.	85,046	4,611,194
#	EOG Resources, Inc.	20,900	1,407,824
* #	Exterran Holdings, Inc.	47,289	3,664,934
* #	Forest Oil Corp.	61,229	2,366,501
*	Grey Wolf, Inc.	14,300	94,952
	Gulf Island Fabrication, Inc.	3,100	110,298
*	Gulfmark Offshore, Inc.	16,800	770,280
* #	Harvest Natural Resources, Inc.	35,500	406,830
*	Helix Energy Solutions Group, Inc.	11,700	449,631
	Helmerich & Payne, Inc.	86,900	2,736,481
	Hess Corp.	302,400	18,558,288
*	Hkn, Inc.	1,100	10,307
*	Horizon Offshore, Inc.	5,400	89,370
*	Hornbeck Offshore Services, Inc.	6,100	232,715
* #	Infinity, Inc.	14,571	25,936
* #	Input/Output, Inc.	20,000	283,800
#	Marathon Oil Corp.	612,990	33,034,031

361

*	Mariner Energy, Inc.	85,000	$1,782,450
	Massey Energy Co.	33,400	693,050
*	Matrix Service Co.	4,000	75,680
*	Meridian Resource Corp.	116,405	270,060
* #	National-Oilwell, Inc.	3,579	458,112
*	Natural Gas Services Group	15,260	258,047
*	Newfield Exploration Co.	67,180	2,921,658
*	Newpark Resources, Inc.	143,200	801,920
	Noble Energy, Inc.	242,940	14,593,406
	Occidental Petroleum Corp.	28,852	1,635,620
* #	Oil States International, Inc.	17,600	742,720
	Overseas Shipholding Group, Inc.	54,800	3,912,720
* #	Parker Drilling Co.	76	592
*	Petrohawk Energy Corp.	139,962	2,119,025
*	Petroleum Development Corp.	16,200	648,486
*	PHI, Inc.	15,400	467,544
*	Pioneer Drilling Co.	32,500	395,200
#	Pioneer Natural Resources Co.	156,600	6,428,430
*	Plains Exploration & Production Co.	20,710	777,246
	Pogo Producing Co.	73,100	3,641,111
*	Pride International, Inc.	98,500	3,464,245
*	Quest Resource Corp.	2,100	19,026
	Range Resources Corp.	28,650	1,040,281
	Rowan Companies, Inc.	66,200	2,485,148
	Royale Energy, Inc.	2,500	9,400
* #	SEACOR Holdings, Inc.	24,508	2,151,802
*	Stone Energy Corp.	24,415	804,474
*	Swift Energy Corp.	29,500	1,097,990
	Tesoro Petroleum Corp.	61,800	3,048,594
#	Tidewater, Inc.	88,400	5,785,780
* #	Trico Marine Services, Inc.	16,600	545,476
*	Union Drilling, Inc.	13,400	192,960
* #	Unit Corp.	35,000	1,717,100
	USEC, Inc.	126,300	1,691,157
#	Valero Energy Corp.	432,200	29,610,022
	W&T Offshore, Inc.	6,100	135,969
*	Whiting Petroleum Corp.	41,766	1,552,025
Total Energy			483,988,983

Financials — (29.5%)
	1st Independence Financial Group, Inc.	100	1,585
#	1st Source Corp.	31,017	729,210
	21st Century Insurance Group	126,200	2,777,662
	Access National Corp.	600	5,058
	Advanta Corp. Class A	19,950	462,241
	Advanta Corp. Class B	26,550	695,079
	Affirmative Insurance Holdings, Inc.	6,456	82,249
#	Alabama National Bancorporation	6,100	321,836
	Alfa Corp.	57,857	1,029,855
*	Allegheny Corp.	7,554	3,112,248
	Allstate Corp.	706,000	38,653,500
#	AMBAC Financial Group, Inc.	153,300	9,630,306

362

*	AmComp, Inc.	4,100	$39,073
#	Amcore Financial, Inc.	6,965	186,523
	American Bancorp of New Jersey, Inc.	12,200	135,420
#	American Capital Strategies, Ltd.	80,923	3,341,311
#	American Equity Investment Life Holding Co.	88,700	905,627
#	American Financial Group, Inc.	189,900	5,355,180
*	American Independence Corp.	866	9,102
	American International Group, Inc.	1,293,875	85,395,750
	American National Insurance Co.	24,100	3,037,805
*	American Physicians Capital, Inc.	4,950	196,614
	American West Bancorporation	7,786	146,065
* #	AmeriCredit Corp.	105,100	1,819,281
	Ameris Bancorp	1,849	36,536
* #	AmeriServe Financial, Inc.	25,273	85,928
#	Anchor Bancorp Wisconsin, Inc.	3,900	102,726
	AON Corp.	201,300	8,720,316
*	Appalachian Bancshares, Inc.	1,000	14,960
*	Argo Group International Holdings, Ltd.	15,721	641,102
	Asset Acceptance Capital Corp.	23,421	264,892
	Assurant, Inc.	113,300	5,839,482
	Astoria Financial Corp.	6,500	169,455
*	B of I Holding, Inc.	4,100	30,012
	Baldwin & Lyons, Inc. Class B	3,900	106,860
#	BancTrust Financial Group, Inc.	93	1,492
#	Bank of America Corp.	1,690,310	85,664,911
*	Bank of Florida Corp.	2700	41,850
	Bank of Granite Corp.	375	5,194
	BankAtlantic Bancorp, Inc. Class A	71,700	594,393
	BankFinancial Corp.	6,300	98,217
#	BankUnited Financial Corp. Class A	56,000	957,600
	Banner Corp.	10,066	324,327
	BB&T Corp.	437	17,362
#	Bear Stearns Companies, Inc.	143,122	15,551,637
	Benjamin Franklin Bancorp, Inc.	900	12,042
#	Berkshire Hills Bancorp, Inc.	14,700	435,561
	Beverly Hills Bancorp, Inc.	29,286	181,280
#	Blackrock, Inc.	111,100	17,231,610
*	BNCCORP, Inc.	494	8,645
#	Boston Private Financial Holdings, Inc.	51,600	1,400,940
#	Brookline Bancorp, Inc.	70,934	887,384
#	Capital City Bank Group, Inc.	1,200	37,476
	Capital One Financial Corp.	387,603	25,062,410
#	Capital Southwest Corp.	5,976	839,329
	Cardinal Financial Corp.	19,029	177,350
	Cash America International, Inc.	4,600	165,876
* #	Centennial Bank Holdings, Inc.	7,900	53,167
	Center Bancorp, Inc.	63	750
	Central Pacific Financial Corp.	45,300	1,441,446
	CFS Bancorp, Inc.	14,248	203,604
#	Chemical Financial Corp.	38,575	976,719
	Chubb Corp.	610,605	31,220,234
	Cincinnati Financial Corp.	178,850	7,536,739

363

	CIT Group, Inc.	293,400	$11,023,038
	Citizens Community Bancorp, Inc.	3,300	29,700
	Citizens First Bancorp, Inc.	11,100	216,006
	Citizens Republic Bancorp, Inc.	31,100	548,293
	Citizens South Banking Corp.	1,842	23,393
* #	Citizens, Inc.	12,636	95,275
	City Holding Co.	6,500	240,370
#	CNA Financial Corp.	241,900	10,150,124
*	CNA Surety Corp.	38,330	688,407
#	Columbia Banking System, Inc.	6,623	202,068
	Comerica, Inc.	65,500	3,653,590
	Commerce Group, Inc.	93,900	2,993,532
*	Community Bancorp	1,000	24,620
#	Community Bank System, Inc.	47,100	947,181
#	Community Banks, Inc.	10,100	296,536
	Community Trust Bancorp, Inc.	2,100	67,221
	Community West Bancshares	400	4,892
* #	CompuCredit Corp.	37,805	802,222
*	Conseco, Inc.	50,480	709,749
*	Consumer Portfolio Services, Inc.	18,679	102,734
#	Corus Bankshares, Inc.	26,800	358,048
#	Countrywide Financial Corp.	852,998	16,932,010
*	Cowen Group, Inc.	24,048	307,333
* #	Crescent Financial Corp.	6,770	70,950
*	Dearborn Bancorp, Inc.	5,880	75,264
	Delphi Financial Group, Inc. Class A	59,050	2,379,715
#	Delta Financial Corp.	27,635	150,058
	Dime Community Bancshares	26,512	361,359
	Donegal Group, Inc. Class A	31,969	480,494
#	Downey Financial Corp.	42,900	2,427,711
* #	E*TRADE Financial Corp.	35,127	547,279
	EMC Insurance Group, Inc.	24,800	606,360
* #	Encore Capital Group, Inc.	27,072	297,792
	ESB Financial Corp.	500	5,170
	FBL Financial Group, Inc. Class A	41,500	1,623,895
#	Federal Agriculture Mortgage Corp. Class C	13,100	427,060
	Federal Agriculture Mortgage Corp. Class A	277	6,288
	Fidelity National Financial, Inc.	296,064	5,385,404
	Fidelity Southern Corp.	9,015	125,849
#	Financial Federal Corp.	14,000	427,140
	Financial Institutions, Inc.	1,550	30,287
	First American Corp.	142,100	5,944,043
#	First Charter Corp.	7,900	236,368
	First Citizens BancShares, Inc.	4,263	755,617
#	First Commonwealth Financial Corp.	72,200	794,922
#	First Community Bancorp	26,900	1,459,594
#	First Community Bancshares, Inc.	2,977	98,688
	First Defiance Financial Corp.	400	10,892
#	First Financial Corp.	22,275	672,705
	First Indiana Corp.	10,936	338,141
	First Merchants Corp.	31,341	664,116
	First National Lincoln Corp.	100	1,526

364

	First Niagara Financial Group, Inc.	161,480	$2,281,712
	First PacTrust Bancorp, Inc.	600	13,680
#	First Place Financial Corp.	28,703	505,747
	First Republic Bank	10,200	556,410
	First State Bancorporation	4,000	77,240
	Firstbank Corp.	210	3,647
*	FirstCity Financial Corp.	11,300	99,779
* #	FirstFed Financial Corp.	15,300	768,825
#	Flagstar Bancorp, Inc.	61,500	756,450
#	Flushing Financial Corp.	12,800	210,176
	FNB Corp.	276	8,694
	FNB United Corp.	25	397
*	FPIC Insurance Group, Inc.	10,600	425,378
* #	Franklin Bank Corp.	27,700	254,563
* #	Franklin Credit Management Corp.	1,300	6,500
	Fremont General Corp.	60,200	270,900
#	Fulton Financial Corp.	18,913	278,021
	Gateway Financial Holdings, Inc.	15,452	220,191
#	GB&T Bancshares, Inc.	23,003	296,739
	German American Bancorp, Inc.	13,800	190,164
	Great American Financial Resources, Inc.	50,800	1,237,488
* #	Great Lakes Bancorp, Inc.	9,890	117,098
	Greene Bancshares, Inc.	100	3,547
	GS Financial Corp.	100	1,823
*	Hallmark Financial Services, Inc.	16,700	198,730
#	Hancock Holding Co.	1,500	60,000
	Hanover Insurance Group, Inc.	72,600	3,105,828
	Harleysville Group, Inc.	47,300	1,525,898
	Hartford Financial Services Group, Inc.	466,933	41,515,013
	HCC Insurance Holdings, Inc.	20,565	567,800
#	Hercules Technology Growth Capital, Inc.	12,880	150,954
	HMN Financial, Inc.	3,596	106,801
	Horace Mann Educators Corp.	63,400	1,226,156
	Horizon Financial Corp.	841	17,459
#	Hudson City Bancorp, Inc.	685,228	9,743,942
	Huntington Bancshares, Inc.	118,918	2,046,579
	Imperial Capital Bancorp, Inc.	2,000	69,200
	Independence Holding Co.	10,500	208,425
#	IndyMac Bancorp, Inc.	105,400	2,550,680
#	Infinity Property & Casualty Corp.	32,000	1,326,720
#	Integra Bank Corp.	20,600	392,224
#	Irwin Financial Corp.	47,400	504,810
#	Janus Capital Group, Inc.	294,229	7,823,549
#	Jefferies Group, Inc.	45,600	1,177,392
	JPMorgan Chase & Co.	3,122,448	139,011,385
	KeyCorp	194,400	6,473,520
*	KMG America Corp.	3,250	12,480
	KNBT Bancorp, Inc.	48,100	707,551
* #	Knight Capital Group, Inc.	71,507	982,506
* #	LaBranche & Co., Inc.	2,500	15,725
#	Lakeland Bancorp, Inc.	19,034	244,587
#	LandAmerica Financial Group, Inc.	25,100	1,390,289

365

	Legacy Bancorp, Inc.	12,700	$181,356
#	Lehman Brothers Holdings, Inc.	74,515	4,085,657
#	Leucadia National Corp.	285,600	12,674,928
	Lincoln National Corp.	414,107	25,210,834
#	LNB Bancorp, Inc.	7,630	111,169
	Loews Corp.	802,700	37,734,927
	MAF Bancorp, Inc.	46,900	2,518,061
#	MainSource Financial Group, Inc.	24,430	428,502
*	Marlin Business Services, Inc.	12,600	208,782
#	Marshall & Ilsley Corp.	980	42,836
#	MB Financial, Inc.	47,000	1,654,870
	MBIA, Inc.	200,950	12,057,000
#	MBT Financial Corp.	13,200	160,776
#	MCG Capital Corp.	84,200	1,222,584
*	Meadowbrook Insurance Group, Inc.	44,200	390,286
	Medallion Financial Corp.	20,360	223,756
	Mercantile Bank Corp.	354	7,944
	Mercer Insurance Group, Inc.	8,842	158,272
	Mercury General Corp.	57,100	3,008,028
#	Merrill Lynch & Co., Inc.	349,900	25,787,630
	MetLife, Inc.	1,031,200	66,048,360
#	MGIC Investment Corp.	120,300	3,628,248
	MicroFinancial, Inc.	700	4,235
	Midland Co.	2,000	109,540
#	Morgan Stanley	409,250	25,524,923
#	National City Corp.	656,887	17,676,829
#	National Penn Bancshares, Inc.	32,307	573,449
	National Western Life Insurance Co. Class A	700	181,300
	Nationwide Financial Services, Inc.	80,500	4,308,360
*	Navigators Group, Inc.	16,100	872,620
#	Nelnet, Inc. Class A	1,300	22,958
#	New York Community Bancorp, Inc.	419,633	7,423,308
	NewAlliance Bancshares, Inc.	167,400	2,495,934
*	Newtek Business Services, Inc.	4,600	7,452
*	NexCen Brands, Inc.	17,690	120,823
*	North Pointe Holdings Corp.	721	7,412
*	Northeast Community Bancorp, Inc.	15,978	166,171
	Northrim BanCorp, Inc.	700	17,941
#	Northwest Bancorp, Inc.	2,100	61,236
	NYMAGIC, Inc.	13,520	406,411
	Oak Hill Financial, Inc.	6,400	201,664
	OceanFirst Financial Corp.	2,474	43,443
* #	Ocwen Financial Corp.	40,100	376,138
	Odyssey Re Holdings Corp.	111,800	4,049,396
	Old Republic International Corp.	339,812	6,181,180
#	Omega Financial Corp.	21,511	568,106
*	Pacific Mercantile Bancorp	1,000	17,490
*	Pacific Premier Bancorp, Inc.	300	3,165
	Pamrapo Bancorp, Inc.	100	1,801
	Partners Trust Financial Group, Inc.	77,727	943,606
#	Patriot Capital Funding, Inc.	20,339	276,000
* #	Pelican Financial, Inc. Escrow Shares	300	—

366

*	Penn Treaty American Corp.	12,764	$69,181
*	Pennsylvania Commerce Bancorp, Inc.	100	2,726
	Peoples Bancorp of North Carolina	300	5,175
	Peoples Bancorp, Inc.	13,862	364,986
#	PFF Bancorp, Inc.	31,500	551,880
*	Pico Holdings, Inc.	18,700	822,800
* #	Piper Jaffray Companies, Inc.	3,100	159,216
*	PMA Capital Corp. Class A	38,757	389,508
	PMI Group, Inc.	125,700	3,982,176
	Premier Financial Bancorp, Inc.	400	5,604
	Presidential Life Corp.	23,958	414,473
	Princeton National Bancorp, Inc.	200	5,696
	Principal Financial Group, Inc.	273,100	15,154,319
* #	ProAssurance Corp.	29,375	1,544,538
	ProCentury Corp.	16,960	240,493
	Protective Life Corp.	105,900	4,426,620
	Provident Financial Holdings, Inc.	9,189	213,369
	Provident Financial Services, Inc.	105,828	1,777,910
#	Provident New York Bancorp	68,600	947,366
	Prudential Financial, Inc.	453,800	40,742,164
#	Radian Group, Inc.	124,904	2,203,307
	Rainier Pacific Financial Group, Inc.	10,000	161,600
	Regions Financial Corp.	708,511	22,176,394
	Reinsurance Group of America, Inc.	97,700	5,306,087
	Renasant Corp.	21,450	429,000
*	Republic First Bancorp, Inc.	744	6,041
#	Resource America, Inc.	17,900	272,796
*	Rewards Network, Inc.	22,100	89,505
	Riverview Bancorp, Inc.	10,981	163,946
	RLI Corp.	34,200	2,057,130
	Rome Bancorp, Inc.	11,221	133,754
* #	RTW, Inc.	2,300	19,090
#	SAFECO Corp.	162,566	9,432,079
#	Sanders Morris Harris Group, Inc.	29,275	289,530
	SCBT Financial Corp.	600	21,396
*	SCPIE Holdings, Inc.	700	13,650
*	Seabright Insurance Holdings	6,700	115,441
#	Security Bank Corp.	23,611	325,123
#	Selective Insurance Group, Inc.	82,800	1,747,080
#	Simmons First National Corp. Class A	22,502	611,604
	South Financial Group, Inc.	94,679	2,172,883
*	Southcoast Financial Corp.	300	5,187
	Southern Community Financial Corp.	23,587	178,789
#	Sovereign Bancorp, Inc.	700,083	12,657,501
	StanCorp Financial Group, Inc.	27,000	1,271,700
#	State Auto Financial Corp.	58,300	1,744,336
#	Sterling Financial Corp.	19,188	488,718
#	Stewart Information Services Corp.	27,600	1,022,856
* #	Stratus Properties, Inc.	500	16,425
* #	Sun American Bancorp	560	3,920
* #	Sun Bancorp, Inc.	26,155	436,004
#	SunTrust Banks, Inc.	463,620	36,510,075

367

* #	Superior Bancorp	4,100	$38,540
#	Susquehanna Bancshares, Inc.	78,102	1,535,485
*	Susser Holdings Corp.	5,000	83,850
#	SWS Group, Inc.	16,200	287,388
	Synergy Financial Group, Inc.	10,364	145,511
	Taylor Capital Group, Inc.	5,299	158,652
#	The Phoenix Companies, Inc.	88,600	1,227,110
	The Travelers Companies, Inc.	1,009,200	51,004,968
	The Wilber Corp.	600	5,685
	TierOne Corp.	24,600	551,532
	Timberland Bancorp, Inc.	3,000	47,730
	Torchmark Corp.	74,800	4,604,688
	Transatlantic Holdings, Inc.	80,903	5,730,359
* #	Triad Guaranty, Inc.	14,400	240,912
	UMB Financial Corp.	46,740	2,070,582
#	Umpqua Holdings Corp.	84,900	1,842,330
*	Unico American Corp.	1,900	22,629
#	UnionBanCal Corp.	500	29,390
	United Community Financial Corp.	53,200	393,148
	United Financial Bancorp, Inc.	11,637	149,535
#	United Fire & Casualty Co.	38,623	1,467,288
* #	United PanAm Financial Corp.	16,400	143,664
#	United Western Bancorp, Inc.	9,560	209,364
	Unitrin, Inc.	109,700	4,986,962
	Unity Bancorp, Inc.	1,786	20,986
*	Universal American Financial Corp.	46,291	961,001
	Unum Group	498,400	12,195,848
#	Vineyard National Bancorp Co.	13,010	238,994
#	Virginia Financial Group, Inc.	583	11,771
	W. R. Berkley Corp.	53,155	1,588,803
#	Wachovia Corp.	1,459,854	71,503,649
#	Washington Federal, Inc.	135,145	3,586,748
#	Washington Mutual, Inc.	1,162,678	42,693,536
	Washington Savings Bank, F.S.B.	100	676
	Webster Financial Corp.	87,000	3,694,020
#	Wesbanco, Inc.	34,658	926,408
	Wesco Financial Corp.	3,944	1,556,894
	Whitney Holding Corp.	8,775	243,068
	Willow Financial Bancorp, Inc.	20,695	257,032
*	Wilshire Enterprises, Inc.	600	2,640
#	Wintrust Financial Corp.	500	21,570
	Yardville National Bancorp	2,500	85,475
	Zenith National Insurance Corp.	14,400	620,784
Total Financials			1,335,050,844

Health Care — (2.9%)
* #	Accelrys, Inc.	10,000	60,700
*	Adolor Corp.	1,602	5,991
#	Aetna, Inc.	218,373	11,117,369
* #	Air Methods Corp.	3,200	126,816
*	Albany Molecular Research, Inc.	34,810	508,922
* #	Allied Healthcare International, Inc.	51,255	106,098

368

*	Allion Healthcare, Inc.	17,400	$111,012
#	Alpharma, Inc. Class A	48,730	1,115,917
*	American Dental Partners, Inc.	2,650	63,468
	AmerisourceBergen Corp.	132,444	6,337,445
*	AMICAS, Inc.	52,798	170,538
*	AMN Healthcare Services, Inc.	150	2,675
	Analogic Corp.	19,133	1,321,325
*	AngioDynamics, Inc.	4,150	80,759
*	Applera Corp. - Celera Group	83,600	1,101,012
* #	Arena Pharmaceuticals, Inc.	2,400	32,160
* #	Arqule, Inc.	2,300	18,860
	Atrion Corp.	100	11,350
* #	ATS Medical, Inc.	17,700	27,258
*	Avigen, Inc.	3,116	16,047
*	BioScrip, Inc.	53,700	311,997
*	Boston Scientific Corp.	1,150,257	14,757,797
* #	Bradley Pharmaceuticals, Inc.	20,400	399,024
*	Bruker BioSciences Corp.	8,300	59,262
* #	Caliper Life Sciences, Inc.	58,600	321,714
* #	Cantel Medical Corp.	20,847	321,044
* #	Capital Senior Living Corp.	29,778	241,202
*	Cardiac Science Corp.	30,940	291,145
*	Charles River Laboratories International, Inc.	1,200	62,976
	Chemed Corp.	1,900	117,876
	Cigna Corp.	96,800	5,002,624
*	Coley Pharmaceutical Group, Inc.	834	2,869
*	Community Health Systems, Inc.	700	24,311
*	Conmed Corp.	32,750	951,388
#	Cooper Companies, Inc.	61,837	3,015,172
*	Cross Country Healthcare, Inc.	36,400	621,348
	Datascope Corp.	7,345	245,029
* #	Dendreon Corp.	14,800	117,660
* #	Digirad Corp.	21,185	65,885
*	Dyax Corp.	12,578	48,928
* #	Emisphere Technologies, Inc.	1,000	4,120
* #	Enzon Pharmaceuticals, Inc.	100	811
*	E-Z-EM, Inc.	14,200	210,870
* #	Gene Logic, Inc.	41,880	53,606
* #	Genitope Corp.	50,340	175,687
*	Gentiva Health Services, Inc.	29,100	603,534
* #	Greatbatch, Inc.	23,760	712,800
*	Hanger Orthopedic Group, Inc.	9,000	94,770
*	Harvard Bioscience, Inc.	575	2,645
	Health Management Associates, Inc.	10,969	74,699
*	HealthTronics, Inc.	20,819	99,098
* #	Hi-Tech Pharmacal Co., Inc.	13,209	150,583
	Hooper Holmes, Inc.	63,800	142,274
* #	Humana, Inc.	4,300	275,587
* #	ImmunoGen, Inc.	900	4,023
*	IMPATH, Inc.	600	—
* #	Infinity Pharmaceuticals, Inc.	4,925	53,880
*	Inspire Pharmaceuticals, Inc.	5,100	28,203

369

*	IntegraMed America, Inc.	7,750	$80,523
	Invacare Corp.	15,800	366,086
*	Invitrogen Corp.	35,600	2,773,240
*	Iridex Corp.	1,200	4,596
*	Kindred Healthcare, Inc.	43,700	866,134
* #	La Jolla Pharmaceutical Co.	2,400	10,536
*	Langer, Inc.	13,247	67,560
*	Lannet Co., Inc.	6,800	34,000
*	LifePoint Hospitals, Inc.	2,871	80,675
* #	Martek Biosciences Corp.	4,700	126,994
* #	Matria Healthcare, Inc.	1,700	43,282
*	Maxygen, Inc.	43,400	387,128
	McKesson Corp.	110,200	6,304,542
*	MedCath Corp.	17,400	510,690
* #	Medco Health Solutions, Inc.	81,500	6,964,175
*	Medical Staffing Network Holdings, Inc.	15,900	84,111
*	MEDTOX Scientific, Inc.	6,750	126,833
*	Merge Technologies, Inc.	17,899	83,767
*	Microtek Medical Holdings, Inc.	39,800	242,780
*	Millennium Pharmaceuticals, Inc.	257,735	2,616,010
* #	Nabi Biopharmaceuticals	12,200	43,188
* #	Neurocrine Biosciences, Inc.	36,600	364,902
* #	Neurogen Corp.	500	2,470
*	New Brunswick Scientific Co., Inc.	800	9,072
*	North American Scientific, Inc.	301	283
*	Nutraceutical International Corp.	7,510	112,950
#	Omnicare, Inc.	64,800	2,114,424
*	Orchid Cellmark, Inc.	3,350	20,569
*	Osteotech, Inc.	23,010	167,283
* #	Parexel International Corp.	7,800	335,478
*	PDI, Inc.	14,000	144,060
*	Pediatric Services of America, Inc.	8,400	136,332
	PerkinElmer, Inc.	152,800	4,188,248
#	Perrigo Co.	1,900	39,349
* #	Pharmacyclics, Inc.	500	1,115
*	Pharmanet Development Group, Inc.	28,040	807,552
* #	PharMerica Corp.	27,037	479,366
*	Prospect Medical Holdings, Inc.	2,000	11,500
*	Quidel Corp.	500	8,490
*	Regeneration Technologies, Inc.	900	9,747
*	RehabCare Group, Inc.	22,081	359,258
*	Renovis, Inc.	16,944	53,882
*	Res-Care, Inc.	9,560	203,819
* #	Rotech Healthcare, Inc.	100	109
*	Savient Pharmaceuticals, Inc.	19,920	262,546
* #	Sciele Pharma, Inc.	3,665	84,588
	Span-American Medical System, Inc.	900	15,246
* #	Spectrum Pharmaceuticals, Inc.	2,400	9,792
*	SRI/Surgical Express, Inc.	1,600	8,656
*	Symmetry Medical, Inc.	18,200	291,746
*	Synovis Life Technologies, Inc.	7,880	141,367
*	Theragenics Corp.	26,800	111,220

370

*	Thermo Fisher Scientific, Inc.	120,400	$6,529,292
*	Thoratec Corp.	5,930	122,573
* #	Urologix, Inc.	19,972	43,739
*	Vical, Inc.	21,530	104,636
* #	Watson Pharmaceuticals, Inc.	94,400	2,815,008
*	WellPoint, Inc.	438,192	35,313,893
*	Zoll Medical Corp.	7,600	175,636
Total Health Care			129,419,209

Industrials — (8.4%)
#	A.O. Smith Corp.	24,700	1,190,540
*	AAR Corp.	12,400	389,360
*	ABX Air, Inc.	1,746	11,978
*	Accuride Corp.	20,100	260,697
	Aceto Corp.	31,800	276,660
* #	Active Power, Inc.	10,134	14,998
*	AGCO Corp.	91,300	3,944,160
#	Alamo Group, Inc.	13,035	332,393
* #	Alaska Air Group, Inc.	38,800	963,016
#	Albany International Corp. Class A	17,000	661,980
	Alexander & Baldwin, Inc.	63,000	3,270,330
* #	Allied Defense Group, Inc.	1,700	7,650
*	Allied Waste Industries, Inc.	324,200	4,140,034
* #	American Superconductor Corp.	3,800	68,476
	Ameron International Corp.	7,300	697,150
	Ampco-Pittsburgh Corp.	2,100	89,313
* #	AMR Corp.	2,200	53,922
#	Amrep Corp.	500	16,800
	Angelica Corp.	10,500	213,780
	Apogee Enterprises, Inc.	8,500	213,945
#	Applied Industrial Technologies, Inc.	53,325	1,705,334
	Applied Signal Technologies, Inc.	15,594	221,747
* #	Argon ST, Inc.	1,440	26,021
#	Arkansas Best Corp.	24,300	872,370
* #	Arotech Corp.	15,400	45,430
*	Avis Budget Group, Inc.	103,018	2,391,048
*	Axsys Technologies, Inc.	12,900	306,891
* #	AZZ, Inc.	2,100	59,640
*	Baldwin Technology Co., Inc. Class A	2,100	10,836
	Barnes Group, Inc.	15,000	471,900
	Belden, Inc.	64,950	3,157,220
	Bowne & Co., Inc.	19,714	334,152
#	Briggs & Stratton Corp.	47,000	1,371,930
#	Burlington Northern Santa Fe Corp.	523,260	42,462,549
#	C&D Technologies, Inc.	34,177	144,910
*	Casella Waste Systems, Inc. Class A	1,600	17,872
#	CDI Corp.	8,600	245,960
* #	Celadon Group, Inc.	4,500	70,200
	Champion Industries, Inc.	3,043	19,201
	CIRCOR International, Inc.	18,850	797,167
	Comfort Systems USA, Inc.	900	13,095
*	Commercial Vehicle Group, Inc.	31,670	450,347

371

*	Competitive Technologies, Inc.	1,300	$3,081
* #	Compudyne Corp.	9,009	61,892
*	Consolidated Graphics, Inc.	5,500	364,540
*	Cornell Companies, Inc.	3,700	89,133
*	Corrections Corporation of America	12,900	331,014
*	Covenant Transport, Inc. Class A	4,850	30,652
*	CPI Aerostructures, Inc.	7,194	61,509
	CSX Corp.	672,000	27,552,000
	Cubic Corp.	37,500	1,482,375
	Curtiss-Wright Corp.	2,144	97,766
	Deere & Co.	2,300	312,938
* #	Distributed Energy Systems Corp.	1,900	1,862
*	Dollar Thrifty Automotive Group, Inc.	22,900	675,092
#	DRS Technologies, Inc.	62,400	3,274,752
*	Ducommun, Inc.	19,378	559,443
#	Eastern Co.	115	2,445
	Eaton Corp.	200	18,844
#	EDO Corp.	6,100	262,544
	Electro Rent Corp.	24,437	355,070
#	Encore Wire Corp.	17,880	464,880
*	EnerSys	41,200	744,072
	Ennis, Inc.	40,100	872,175
*	EnPro Industries, Inc.	24,200	1,011,318
*	Esterline Technologies Corp.	22,300	1,125,927
*	Exponent, Inc.	1,600	38,976
* #	ExpressJet Holdings, Inc.	60,900	265,524
	Federal Signal Corp.	14,600	223,380
*	First Advantage Corp.	4,062	79,006
*	First Consulting Group, Inc.	1,900	17,993
* #	Frontier Airlines Holdings, Inc.	15,400	91,322
	Frozen Food Express Industries, Inc.	6,500	49,465
* #	FuelCell Energy, Inc.	13,772	132,487
	G & K Services, Inc. Class A	29,943	1,247,126
*	Gardner Denver Machinery, Inc.	3,910	156,048
	GATX Corp.	80,297	3,500,949
* #	Gehl Co.	13,350	317,463
*	Genesee & Wyoming, Inc.	7,050	193,029
*	GP Strategies Corp.	14,909	165,937
	Granite Construction, Inc.	4,800	261,312
#	Greenbrier Companies, Inc.	12,369	363,401
* #	Griffon Corp.	26,670	417,652
	Hardinge, Inc.	13,749	479,428
#	Heico Corp.	9,400	429,298
	Heico Corp. Class A	4,770	174,296
*	Henry Bros. Electronics, Inc.	8,600	39,990
*	Herley Industries, Inc.	5,800	83,810
*	Hub Group, Inc. Class A	2,000	66,740
*	Hudson Highland Group, Inc.	3,780	52,996
*	Huttig Building Products, Inc.	23,900	143,639
#	IKON Office Solutions, Inc.	208,000	2,920,320
*	Industrial Distribution Group, Inc.	1,300	12,298
* #	Innovative Solutions & Support, Inc.	1,200	21,672

372

* #	Insituform Technologies, Inc. Class A	9,500	$156,655
*	Intersections, Inc.	21,209	206,576
#	J.B. Hunt Transport Services, Inc.	89,731	2,581,561
* #	JetBlue Airways Corp.	109,500	1,042,440
*	Kadant, Inc.	5,957	169,775
	Kaman Corp. Class A	38,097	1,253,772
* #	Kansas City Southern	69,900	2,124,261
#	Kelly Services, Inc. Class A	50,004	1,136,091
	Kennametal, Inc.	63,100	5,089,646
*	Key Technology, Inc.	5,100	136,425
*	Kforce, Inc.	900	13,698
*	K-Tron International, Inc.	200	17,900
*	L.B. Foster Co. Class A	700	26,292
*	Labor Ready, Inc.	20	418
*	Ladish Co., Inc.	3,000	157,440
	Laidlaw International, Inc.	131,475	4,556,924
*	Layne Christensen Co.	800	39,496
*	LECG Corp.	24,120	370,001
	Lennox International, Inc.	34,200	1,230,174
*	LGL Group, Inc.	400	4,720
	LSI Industries, Inc.	7,550	153,114
*	Lydall, Inc.	11,600	121,336
*	M&F Worldwide Corp.	16,200	913,680
*	Mac-Gray Corp.	7,000	98,770
*	Magnetek, Inc.	14,100	65,565
* #	MAIR Holdings, Inc.	1,415	8,929
	Manpower, Inc.	27,200	1,911,072
* #	Marten Transport, Ltd.	18,455	289,005
	McGrath Rentcorp.	5,108	163,609
* #	Medialink Worldwide, Inc.	10,000	40,500
*	Merrimac Industries, Inc.	1,100	11,220
* #	Mesa Air Group, Inc.	25,000	141,000
*	MFRI, Inc.	1,200	28,200
*	Miller Industries, Inc.	2,800	51,268
*	Misonix, Inc.	5,200	21,320
*	Mobile Mini, Inc.	15,500	375,255
*	MTC Technologies, Inc.	960	19,162
	Mueller Industries, Inc.	17,300	599,272
	Mueller Water Products, Inc. Class B	49,804	545,354
#	NACCO Industries, Inc. Class A	9,700	1,149,159
*	Nashua Corp.	400	4,580
*	National Technical Systems, Inc.	9,182	60,968
*	NCI Building Systems, Inc.	12,600	584,514
	Norfolk Southern Corp.	571,500	29,266,515
#	Northrop Grumman Corp.	459,310	36,212,000
*	Orbital Sciences Corp.	25,013	549,285
*	Owens Corning, Inc.	51,222	1,278,501
*	P.A.M. Transportation Services, Inc.	1,094	20,469
#	Paccar, Inc.	5,737	490,800
*	Paragon Technologies, Inc.	3,227	21,201
	Parker Hannifin Corp.	2,600	279,422
*	Park-Ohio Holdings Corp.	12,500	344,375

373

*	Patrick Industries, Inc.	200	$2,800
* #	Patriot Transportation Holding, Inc.	206	18,952
	Pentair, Inc.	79,800	2,962,974
*	PHH Corp.	51,338	1,382,532
	Portec Rail Products, Inc.	300	3,267
*	Powell Industries, Inc.	1,700	56,984
* #	Power-One, Inc.	9,900	43,164
	Precision Castparts Corp.	96,110	12,524,094
#	Preformed Line Products Co.	850	41,650
* #	Protection One, Inc.	2,918	37,467
	Providence & Worcester Railroad Co.	1,000	16,460
* #	Quanta Services, Inc.	43,000	1,215,610
	R. R. Donnelley & Sons Co.	133,300	4,774,806
	Raytheon Co.	392,600	24,082,084
*	RCM Technologies, Inc.	19,400	140,456
	Regal-Beloit Corp.	42,000	2,121,420
*	Republic Airways Holdings, Inc.	48,800	929,152
	Robbins & Myers, Inc.	1,030	55,805
*	Rush Enterprises, Inc. Class A	25,071	635,801
*	Rush Enterprises, Inc. Class B	300	6,990
	Ryder System, Inc.	98,100	5,370,975
*	Saia, Inc.	10,800	202,932
	Schawk, Inc.	34,800	751,680
* #	School Specialty, Inc.	19,000	692,360
*	Sequa Corp. Class B	700	114,800
	Servidyne, Inc.	4,871	27,326
*	Shaw Group, Inc.	25,300	1,266,265
*	Sirva, Inc.	50,000	52,500
	Skywest, Inc.	95,630	2,403,182
	Southwest Airlines Co.	938,800	14,185,268
*	Spherion Corp.	22,800	201,552
#	SPX Corp.	89,900	8,095,495
	Standex International Corp.	16,800	420,504
	Steelcase, Inc. Class A	37,300	657,972
	Supreme Industries, Inc.	1,610	11,479
	Sypris Solutions, Inc.	19,563	158,852
* #	SYS Technologies	3,800	9,044
	TAL International Group, Inc.	1,100	27,588
	Technology Research Corp.	9,673	33,856
#	Tecumseh Products Co. Class A	12,300	212,175
	Teleflex, Inc.	23,500	1,827,595
*	Terex Corp.	23,600	1,885,168
*	The Geo Group, Inc.	4,800	142,896
*	Thomas & Betts Corp.	31,400	1,739,246
	Timken Co.	123,300	4,384,548
#	Todd Shipyards Corp.	1,700	39,423
* #	TRC Companies, Inc.	23,229	260,165
	Tredegar Industries, Inc.	50,900	889,732
* #	Trex Co., Inc.	3,000	40,290
#	Trinity Industries, Inc.	79,350	2,981,180
#	Triumph Group, Inc.	5,400	395,334
* #	TRM Corp.	17,750	17,573

374

*	U.S. Xpress Enterprises, Inc. Class A	1,104	$19,618
* #	UAL Corp.	26,600	1,262,702
	Union Pacific Corp.	409,400	45,676,758
*	United Rentals, Inc.	71,400	2,327,640
*	United Stationers, Inc.	9,700	572,494
	Universal Forest Products, Inc.	16,700	622,743
*	URS Corp.	48,900	2,613,216
*	US Airways Group, Inc.	1	31
*	USA Truck, Inc.	1,600	25,664
	Viad Corp.	22,000	786,500
#	Vicor Corp.	12,800	150,912
* #	Volt Information Sciences, Inc.	20,100	302,505
	Wabash National Corp.	40,300	527,527
	Walter Industries, Inc.	24,440	617,843
*	Waste Connections, Inc.	19,425	590,909
	Waste Industries USA, Inc.	7,504	243,505
#	Watts Water Technologies, Inc.	16,200	573,804
*	WCA Waste Corp.	7,000	53,550
#	Werner Enterprises, Inc.	103,998	1,935,403
* #	Westaff, Inc.	21,300	89,460
*	Willis Lease Finance Corp.	1,200	15,480
*	Wolverine Tube, Inc.	2,400	2,856
	Woodward Governor Co.	670	39,349
* #	YRC Worldwide, Inc.	48,891	1,506,332
Total Industrials			380,955,792

Information Technology — (5.6%)
*	3Com Corp.	317,265	1,189,744
*	Actel Corp.	34,100	383,625
*	ActivIdentity Corp.	60,023	296,514
*	Adaptec, Inc.	100,753	375,809
*	ADC Telecommunications, Inc.	1,839	33,654
* #	Advanced Micro Devices, Inc.	58,700	763,100
*	Aetrium, Inc.	148	632
#	Agilysys, Inc.	32,970	562,468
	Alliance Semiconductor Corp.	1,961	4,510
	American Software, Inc. Class A	8,900	100,659
*	American Technical Ceramics Corp.	1,002	24,589
*	Anadigics, Inc.	2,000	32,920
*	Anaren, Inc.	17,130	241,362
*	Andrew Corp.	168,594	2,373,804
* #	Anixter International, Inc.	12,544	963,003
*	Answerthink, Inc.	47,473	155,237
* #	Applied Micro Circuits Corp.	303,408	864,713
* #	Ariba, Inc.	23,700	208,560
*	Arrow Electronics, Inc.	121,300	5,089,748
	Astro-Med, Inc.	250	2,605
*	Authentidate Holding Corp.	9,600	12,672
*	Authorize.Net Holdings, Inc.	4,413	80,317
*	Autobytel, Inc.	32,900	106,925
#	Avici Systems, Inc.	16,500	159,555
* #	Avid Technology, Inc.	15,217	469,140

375

*	Aviza Technology, Inc.	7,636	$26,573
*	Avnet, Inc.	113,700	4,469,547
*	Avocent Corp.	17,500	516,600
#	AVX Corp.	240,700	3,783,804
*	Aware, Inc.	19,335	92,228
*	Axcelis Technologies, Inc.	103,900	489,369
*	AXT, Inc.	20,100	92,661
* #	BearingPoint, Inc.	29,000	170,230
	Bel Fuse, Inc. Class A	870	30,989
#	Bel Fuse, Inc. Class B	11,564	364,266
*	Bell Industries, Inc.	2,700	5,670
* #	Bell Microproducts, Inc.	14,400	98,784
*	Benchmark Electronics, Inc.	67,436	1,691,295
	Black Box Corp.	25,500	1,044,225
* #	Bookham, Inc.	45,000	117,000
* #	Borland Software Corp.	77,200	352,032
*	Brooks Automation, Inc.	82,600	1,168,790
*	CACI International, Inc. Class A	7,500	382,650
*	CalAmp Corp.	22,300	84,294
*	California Micro Devices Corp.	28,394	111,588
* #	CallWave, Inc.	26,944	80,832
*	Captaris, Inc.	63,000	337,680
* #	Carrier Access Corp.	30,000	122,400
*	Cascade Microtech, Inc.	11,500	122,015
*	Catalyst Semiconductor, Inc.	18,745	98,411
*	Catapult Communications Corp.	21,123	148,072
*	C-COR, Inc.	15,400	177,254
*	Centillium Communications, Inc.	6,100	9,028
*	CEVA, Inc.	29,874	260,501
*	Checkpoint Systems, Inc.	25,700	715,745
*	Ciber, Inc.	31,700	251,381
* #	Ciena Corp.	316	11,970
*	Ciprico, Inc.	460	3,372
*	Clarus Corp.	2,366	16,799
* #	Coherent, Inc.	33,080	995,377
#	Cohu, Inc.	32,281	638,841
	Comarco, Inc.	8,700	50,634
* #	CommScope, Inc.	15,600	882,960
*	Computer Horizons Corp.	17,000	11,730
*	Computer Sciences Corp.	166,800	9,332,460
*	Computer Task Group, Inc.	2,500	11,350
*	Compuware Corp.	231,000	1,873,410
* #	Conexant Systems, Inc.	5,910	6,619
*	Credence Systems Corp.	133,953	393,822
* #	Cree, Inc.	2,000	53,200
	CTS Corp.	34,200	444,258
*	Cyberoptics Corp.	11,797	153,479
	Dataram Corp.	8,928	33,480
*	Digi International, Inc.	16,900	239,135
*	Digimarc Corp.	16,300	146,374
*	Digital Angel Corp.	5,200	7,904
*	Ditech Networks, Inc.	48,300	247,779

376

*	Dot Hill Systems Corp.	55,670	$172,577
*	Dynamics Research Corp.	11,110	139,542
*	EarthLink, Inc.	22,700	172,974
* #	Echelon Corp.	9,400	263,106
*	Edgewater Technology, Inc.	8,693	76,238
*	EFJ, Inc.	7,519	42,257
*	Electro Scientific Industries, Inc.	34,300	812,567
	Electronic Data Systems Corp.	516,200	11,815,818
*	Electronics for Imaging, Inc.	18,300	477,264
* #	EMCORE Corp.	14,100	132,540
*	EMS Technologies, Inc.	19,900	488,346
* #	Endwave Corp.	14,400	151,200
* #	Entegris, Inc.	126,900	1,197,936
*	Entertainment Distribution Co., Inc.	32,544	42,633
* #	EPIQ Systems, Inc.	19,500	316,485
*	ePlus, Inc.	4,765	34,546
* #	eSpeed, Inc.	26,680	224,112
*	Exar Corp.	14,580	194,504
*	Extreme Networks, Inc.	23,332	80,729
*	Fairchild Semiconductor Corp. Class A	50,966	956,122
*	Faro Technologies, Inc.	1,300	52,273
	Fidelity National Information Services, Inc.	91,521	4,338,095
	Frequency Electronics, Inc.	12,100	119,427
*	FSI International, Inc.	12,400	32,240
*	Genesis Microchip, Inc.	26,330	209,587
*	Gerber Scientific, Inc.	3,700	37,851
*	Globecomm Systems, Inc.	10,200	141,372
*	Greenfield Online, Inc.	5,800	83,752
*	GTSI Corp.	7,118	75,024
	Hewlett-Packard Co.	1,795,200	88,593,120
*	hi/fn, inc.	14,705	119,993
*	Hutchinson Technology, Inc.	28,000	644,280
* #	Hypercom Corp.	57,354	279,314
*	iGATE Capital Corp.	6,138	50,884
*	Ikanos Communications	2,460	14,391
#	Imation Corp.	49,600	1,442,864
*	InFocus Corp.	31,900	56,144
#	InfoSpace, Inc.	38,600	540,786
*	Ingram Micro, Inc.	166,100	3,262,204
*	Innovex, Inc.	9,800	12,152
*	Insight Enterprises, Inc.	40,070	950,460
#	Integral Systems, Inc.	32	774
*	Integrated Device Technology, Inc.	158,830	2,484,101
*	Integrated Silicon Solution, Inc.	33,750	209,250
*	International Rectifier Corp.	70,500	2,425,905
* #	Internet Capital Group, Inc.	50,872	577,906
*	Interphase Corp.	2,500	23,675
	Intersil Corp.	207,865	6,926,062
*	Interwoven, Inc.	47,100	613,713
*	Intest Corp.	12,966	42,917
*	IntriCon Corp.	500	5,525
* #	Iomega Corp.	7,200	38,304

377

* #	iPass, Inc.	23,300	$104,850
* #	IXYS Corp.	40,394	412,019
*	Jaco Electronics, Inc.	1,300	2,626
*	JDA Software Group, Inc.	10,300	213,725
*	Juniper Networks, Inc.	88,746	2,921,518
*	Jupitermedia Corp.	600	3,684
	Keithley Instruments, Inc.	13,351	133,510
*	Kemet Corp.	18,400	126,960
*	Key Tronic Corp.	13,783	61,610
*	Keynote Systems, Inc.	10,900	150,420
*	Komag, Inc.	4,100	131,774
*	Kopin Corp.	53,700	197,079
* #	L-1 Identity Solutions, Inc.	77,023	1,267,028
*	Lattice Semiconductor Corp.	133,600	666,664
*	Lawson Software, Inc.	61,900	607,239
* #	LeCroy Corp.	13,800	103,086
*	Logility, Inc.	443	4,412
*	LookSmart, Ltd.	27,080	70,950
*	Loral Space & Communications, Inc.	22,254	891,940
* #	LSI Corp.	121,700	838,513
*	LTX Corp.	14,651	59,776
*	Management Network Group, Inc.	13,800	32,430
	Maximus, Inc.	28,300	1,210,674
* #	Mercury Computer Systems, Inc.	27,500	314,600
* #	Merix Corp.	20,900	123,101
	Methode Electronics, Inc.	57,888	835,903
*	Micron Technology, Inc.	419,800	4,806,710
*	Microtune, Inc.	5,400	32,130
*	MIVA, Inc.	5,400	24,300
*	MKS Instruments, Inc.	61,990	1,366,260
*	Moldflow Corp.	5,100	84,252
*	Motive, Inc.	3,700	8,880
* #	MPS Group, Inc.	103,700	1,426,912
*	MRV Communications, Inc.	57,400	144,648
* #	MSC. Software Corp.	400	5,060
*	Nanometrics, Inc.	2,600	19,734
* #	Napco Security Systems, Inc.	180	1,107
*	Napster, Inc.	300	909
*	NEON Communications Group, Inc.	8,200	39,360
*	NetScout Systems, Inc.	25,200	234,360
*	Network Equipment Technologies, Inc.	14,285	152,278
* #	Newport Corp.	56,016	773,581
*	Novell, Inc.	150,500	1,119,720
* #	Novellus Systems, Inc.	54,600	1,494,402
*	Nu Horizons Electronics Corp.	17,400	161,472
* #	Nuance Communications, Inc.	24,400	458,720
#	Openwave Systems, Inc.	62,500	282,500
*	Oplink Communications, Inc.	4,800	62,544
*	OPNET Technologies, Inc.	23,600	240,956
*	Optical Cable Corp.	900	4,212
*	Optical Communication Products, Inc.	8,300	13,363
* #	OSI Systems, Inc.	17,900	445,889

378

*	Overland Storage, Inc.	5,500	$11,330
*	OYO Geospace Corp.	200	15,116
* #	Palm, Inc.	87,430	1,312,324
*	PAR Technology Corp.	17,250	141,968
	Park Electrochemical Corp.	8,700	257,172
* #	PC Connection, Inc.	23,361	300,422
*	PC-Tel, Inc.	28,078	217,605
	Pegasystems, Inc.	14,790	175,705
*	Perceptron, Inc.	1,800	22,230
*	Performance Technologies, Inc.	3,500	16,800
*	Pericom Semiconductor Corp.	22,633	260,732
*	Perot Systems Corp.	12,640	197,563
*	Pervasive Software, Inc.	33,568	156,091
*	Phoenix Technologies, Ltd.	7,700	84,161
*	Photon Dynamics, Inc.	21,460	178,547
*	Photronics, Inc.	43,100	499,098
*	Planar Systems, Inc.	7,900	49,849
* #	PlanetOut, Inc.	5,400	7,182
* #	PLATO Learning, Inc.	14,200	45,724
*	Plexus Corp.	10,100	240,077
*	PLX Technology, Inc.	2,800	30,296
*	Powerwave Technologies, Inc.	81,910	561,084
* #	Presstek, Inc.	3,498	22,107
	Printronix, Inc.	10,046	138,434
*	Quantum Corp.	80,800	259,368
*	QuickLogic Corp.	95	328
* #	RadiSys Corp.	5,500	60,115
*	RealNetworks, Inc.	37,800	235,494
*	RF Monolithics, Inc.	11,003	53,585
	Richardson Electronics, Ltd.	11,478	82,986
*	Rudolph Technologies, Inc.	30,643	393,150
*	S1 Corp.	84,600	659,880
* #	Safeguard Scientifics, Inc.	101,600	218,440
*	Sandisk Corp.	936	52,472
*	Sanmina-SCI Corp.	525,500	1,203,395
*	SCM Microsystems, Inc.	18,612	53,416
*	Seachange International, Inc.	28,300	206,024
* #	Secure Computing Corp.	57,200	513,656
*	Selectica, Inc.	25,139	44,496
* #	Semitool, Inc.	27,700	267,859
*	SI International, Inc.	11,229	346,078
*	Sigmatel, Inc.	11,550	31,185
*	Silicon Storage Technology, Inc.	136,526	425,961
*	Sirenza Microdevices, Inc.	1,460	22,834
*	Skyworks Solutions, Inc.	169,480	1,337,197
*	Solectron Corp.	654,599	2,539,844
*	SonicWALL, Inc.	35,915	308,151
*	Spectrum Control, Inc.	9,829	142,815
* #	Standard Microsystems Corp.	18,100	651,238
	StarTek, Inc.	8,560	88,425
* #	STEC, Inc.	20,196	152,076
*	SumTotal Systems, Inc.	400	2,456

379

*	Sun Microsystems, Inc.	758,400	$4,065,024
*	SupportSoft, Inc.	27,340	147,363
*	Sycamore Networks, Inc.	261,854	1,034,323
*	Sykes Enterprises, Inc.	16,000	263,840
*	Symantec Corp.	610,928	11,491,556
* #	Symmetricom, Inc.	65,341	326,052
*	SYNNEX Corp.	29,200	581,664
*	Tech Data Corp.	46,800	1,824,732
	Technitrol, Inc.	14,000	385,000
*	Technology Solutions Co.	3,555	16,353
*	TechTeam Global, Inc.	13,534	160,919
	Tektronix, Inc.	1,172	37,680
* #	TeleCommunication Systems, Inc.	8,900	36,401
* #	Tellabs, Inc.	323,672	3,414,740
*	Telular Corp.	19,155	107,268
*	Tessco Technologies, Inc.	1,400	21,364
*	ThinkEngine Networks, Inc.	100	205
*	Tier Technologies, Inc. Class B	8,900	89,000
*	Tollgrade Communications, Inc.	17,487	178,018
* #	Track Data Corp.	8,032	22,490
*	Trimble Navigation, Ltd.	2,135	75,387
*	Triquint Semiconductor, Inc.	169,600	747,936
*	TTM Technologies, Inc.	22,288	260,324
*	Ulticom, Inc.	30,649	248,104
* #	Ultratech, Inc.	28,475	408,047
*	Unisys Corp.	7,244	53,388
* #	UTStarcom, Inc.	65,200	198,208
* #	ValueClick, Inc.	16,700	334,668
* #	Veeco Instruments, Inc.	11,300	198,880
*	Vicon Industries, Inc.	4,810	65,897
*	Vignette Corp.	35,100	684,801
*	Virage Logic Corp.	5,223	35,464
*	Vishay Intertechnology, Inc.	150,200	1,987,146
*	Web.com, Inc.	3,692	21,857
*	Westell Technologies, Inc.	60,903	124,851
*	White Electronics Designs Corp.	23,400	125,658
*	Winland Electronics, Inc.	300	729
*	Wireless Telecom Group, Inc.	29,295	72,652
*	Xerox Corp.	69,200	1,185,396
	X-Rite, Inc.	3,200	45,760
*	ZILOG, Inc.	1,300	4,888
*	Zoran Corp.	32,652	563,900
*	Zygo Corp.	15,000	192,750
Total Information Technology			251,688,147

Materials — (4.5%)
	A. Schulman, Inc.	26,800	577,272
	A.M. Castle & Co.	6,600	192,258
	Airgas, Inc.	77,640	3,588,521
	Albemarle Corp.	99,800	4,038,906
#	Alcoa, Inc.	711,352	25,985,689
*	American Pacific Corp.	400	6,220

380

	Aptargroup, Inc.	12,600	$457,758
	Arch Chemicals, Inc.	30,600	1,325,592
	Ashland, Inc.	107,200	6,409,488
#	Bowater, Inc.	63,400	1,067,656
*	Buckeye Technologies, Inc.	22,600	351,882
#	Cabot Corp.	40,100	1,617,634
#	Calgon Carbon Corp.	37,400	499,290
*	Caraustar Industries, Inc.	27,638	102,537
	Carpenter Technology Corp.	14,100	1,647,444
	Chemtura Corp.	370,379	3,411,191
#	Chesapeake Corp.	18,600	182,280
#	Cleveland-Cliffs, Inc.	1,000	76,270
	Commercial Metals Co.	82,800	2,392,092
* #	Continental Materials Corp.	100	2,770
*	Core Molding Technologies, Inc.	3,230	22,255
	Cytec Industries, Inc.	57,100	3,791,440
*	Domtar Corp.	506,201	4,049,608
	Eastman Chemical Co.	18,600	1,241,736
	Ferro Corp.	49,700	972,629
	Freeport-McMoRan Copper & Gold, Inc. Class B	94,872	8,293,710
	Friedman Industries, Inc.	10,535	87,124
	Gibraltar Industries, Inc.	42,000	839,160
#	Glatfelter Co.	36,600	540,216
* #	Graphic Packaging Corp.	163,500	778,260
#	Greif, Inc. Class A	27,200	1,583,584
	H.B. Fuller Co.	25,400	683,514
	Hawkins, Inc.	600	8,652
* #	Headwaters, Inc.	24,000	396,480
	International Paper Co.	469,912	16,498,610
#	Kronos Worldwide, Inc.	3	61
#	Louisiana-Pacific Corp.	160,600	3,008,038
	Lubrizol Corp.	61,000	3,878,380
#	Lyondell Chemical Co.	385,355	17,865,058
*	Material Sciences Corp.	17,700	192,753
	MeadWestavco Corp.	268,498	8,481,852
	Metal Management, Inc.	15,100	708,341
#	Minerals Technologies, Inc.	27,400	1,805,934
*	Mod-Pac Corp.	3,773	37,089
	Monsanto Co.	111,000	7,741,140
	Myers Industries, Inc.	45,050	959,565
#	NL Industries, Inc.	57,100	596,695
	NN, Inc.	22,500	231,075
*	Northern Technologies International Corp.	400	4,060
* #	Northwest Pipe Co.	11,300	421,264
#	Olympic Steel, Inc.	2,500	61,075
*	OM Group, Inc.	23,000	1,136,200
*	Owens-Illinois, Inc.	27,100	1,089,962
	Penford Corp.	16,638	587,321
*	PolyOne Corp.	79,000	634,370
#	Pope & Talbot, Inc.	7,180	1,795
	Quaker Chemical Corp.	2,700	59,400
	Quanex Corp.	27,225	1,179,115

381

*	Ready Mix, Inc.	3,691	$45,030
#	Reliance Steel & Aluminum Co.	101,500	5,376,455
	Rock-Tenn Co. Class A	32,200	933,478
	Rohm & Haas Co.	700	39,578
#	RPM International, Inc.	34,525	781,646
#	Ryerson, Inc.	21,600	720,144
	Schnitzer Steel Industries, Inc. Class A	30,900	1,805,487
	Schweitzer-Maudoit International, Inc.	24,400	556,076
#	Sensient Technologies Corp.	71,500	1,936,935
*	Smurfit-Stone Container Corp.	113,800	1,201,728
	Spartech Corp.	44,200	957,372
	Steel Dynamics, Inc.	85,412	3,705,173
	Stepan Co.	11,049	331,691
	Temple-Inland, Inc.	38,200	2,104,056
* #	Terra Industries, Inc.	61,900	1,607,543
	Texas Industries, Inc.	3,700	272,764
#	Tronox, Inc. Class A	7,400	76,072
#	Tronox, Inc. Class B	13,872	139,830
* #	U.S. Concrete, Inc.	50,060	397,977
* #	U.S. Gold Corp.	31,000	184,760
	United States Steel Corp.	80,600	7,615,088
#	Valhi, Inc.	102,400	2,406,400
	Wausau Paper Corp.	72,900	818,667
#	Wellman, Inc.	28,600	62,920
	Westlake Chemical Corp.	86,800	2,348,808
	Weyerhaeuser Co.	281,168	19,167,223
#	Worthington Industries, Inc.	115,300	2,439,748
Total Materials			202,432,920

Other — (0.0%)
* #	ePresence, Inc. Escrow Shares	6,400	192
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Telecommunication Services — (8.6%)
	Alltel Corp.	346,700	23,665,742
* #	Arbinet-thexchange, Inc.	21,744	113,286
	AT&T, Inc.	4,334,318	172,809,259
#	CenturyTel, Inc.	122,000	5,853,560
	CT Communications, Inc.	30,841	971,492
	D&E Communications, Inc.	19,708	280,445
*	General Communications, Inc. Class A	15,980	202,147
	IDT Corp.	6,935	57,352
#	IDT Corp. Class B	54,100	486,900
* #	LCC International, Inc. Class A	16,700	60,621
* #	Leap Wireless International, Inc.	34,284	2,485,590
* #	Point.360	700	1,813
*	Premiere Global Services, Inc.	3,900	51,012
*	Price Communications Liquidation Trust	47,738	6,520
	Sprint Nextel Corp.	2,686,386	50,826,423
#	SureWest Communications	22,739	659,658
	Telephone & Data Systems, Inc.	80,700	5,225,325

382

	Telephone & Data Systems, Inc. Special Shares	49,700	$3,056,550
*	United States Cellular Corp.	20,200	1,964,450
	Verizon Communications, Inc.	2,860,119	119,781,784
*	Wireless Facilities, Inc.	30,800	78,232
*	Xeta Corp.	12,537	39,742
Total Telecommunication Services			388,677,903

Utilities — (0.2%)
	Connecticut Water Services, Inc.	10,288	241,768
*	Dynegy, Inc.	2,287	18,502
	Middlesex Water Co.	2,500	46,875
* #	NRG Energy, Inc.	3,400	129,506
#	Questar Corp.	31,000	1,549,070
*	Reliant Energy, Inc.	2,84,800	7,265,248
	South Jersey Industries, Inc.	14,600	495,086
	Southern Union Co.	1	—
	Unitil Corp.	200	6,310
Total Utilities			9,752,365

TOTAL COMMON STOCKS			3,982,488,244

TEMPORARY CASH INVESTMENTS — (0.3%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	15,100,318	15,100,318

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.7%)
@ Repurchase Agreement, Deutsche Bank Scurities 5.39%, 09/04/07 (Collateralized by $566,751,192 FHLB 5.250%, 08/05/09 & FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/20 to 09/01/37, valued at $514,695,442) to be repurchased at $499,779,184	$499,704	499,704,312
@ Repurchase Agreement, Morgan Stanley 5.35%, 09/04/07 (Collateralized by $49,035,207 FNMA 5.000%, 09/01/35 & 5.500%, 06/01/33, valued at $30,378,278) to be repurchased at $29,366,759	29,362	29,362,395
TOTAL SECURITIES LENDING COLLATERAL		529,066,707

TOTAL INVESTMENTS - (100.0%) (Cost $3,568,037,348)##		$4,526,655,269

383

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At August 31, 2007, the Trust consisted of twenty-one operational investment portfolios, of which thirteen are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The DFA Two-Year Global Fixed Income Series are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At August 31, 2007, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$3,712,883,134
The U.S. Large Cap Value Series	9,707,021,518
The U.S. Small Cap Value Series	10,632,859,471
The U.S. Small Cap Series	4,197,480,132
The DFA International Value Series	7,323,602,488
The Japanese Small Company Series	2,127,869,522
The Asia Pacific Small Company Series	1,206,696,473
The United Kingdom Small Company Series	815,574,943
The Continental Small Company Series	1,751,455,225
The Emerging Markets Series	1,845,094,609
The Emerging Markets Small Cap Series	1,023,493,952
The DFA Two-Year Global Fixed Income Series	3,032,325,345
The Tax-Managed U.S. Marketwide Value Series	3,568,900,420

12

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (91.1%)
Consumer Discretionary — (12.2%)
*	1-800 CONTACTS, Inc.	1,569	$37,656
*	1-800-FLOWERS.COM, Inc.	3,400	36,142
*	4Kids Entertainment, Inc.	2,300	34,523
*	99 Cents Only Stores	14,869	183,632
*	A.C. Moore Arts & Crafts, Inc.	3,300	61,677
	Aaron Rents, Inc.	8,000	204,720
	Aaron Rents, Inc. Class A	1,144	26,884
	Abercrombie & Fitch Co.	4,500	354,150
	Acme Communications, Inc.	2,301	9,664
	Acme United Corp.	400	5,600
	Advance Auto Parts, Inc.	6,350	225,806
* #	Aeropostale, Inc.	5,941	122,979
*	AFC Enterprises, Inc.	4,000	59,640
*	Aftermarket Technology Corp.	5,100	152,541
	Aldila, Inc.	1,300	21,879
*	Alloy, Inc.	2,707	21,656
* #	Amazon.com, Inc.	18,580	1,484,728
	Ambassadors Group, Inc.	1,600	62,032
#	Ambassadors International, Inc.	1,353	32,634
	American Axle & Manufacturing Holdings, Inc.	11,900	277,508
*	American Biltrite, Inc.	100	749
	American Eagle Outfitters, Inc.	10,911	281,831
	American Greetings Corp. Class A	9,000	222,660
*	America’s Car-Mart, Inc.	2,910	35,211
	Ameristar Casinos, Inc.	7,408	214,165
*	AnnTaylor Stores Corp.	10,500	329,070
*	Apollo Group, Inc. Class A	6,100	357,887
	Applebees International, Inc.	9,800	243,138
	Arbitron, Inc.	2,306	114,908
	Arctic Cat, Inc.	2,600	43,966
	Ark Restaurants Corp.	483	17,557
	ArvinMeritor, Inc.	13,000	226,850
	Asbury Automotive Group, Inc.	7,700	166,474
*	Ashworth, Inc.	3,010	20,287
*	Audible, Inc.	4,500	47,790
*	Audiovox Corp. Class A	600	6,270
*	AutoNation, Inc.	29,490	559,720
*	Autozone, Inc.	4,553	552,233
* #	Avatar Holdings, Inc.	1,734	105,393

31

*	Bakers Footwear Group, Inc.	600	$2,406
*	Ballantyne of Omaha, Inc.	1,965	11,593
*	Bally Technologies, Inc.	4,000	132,680
* #	Bally Total Fitness Holding Corp.	900	292
	Barnes & Noble, Inc.	12,732	459,243
	Bassett Furniture Industries, Inc.	400	4,616
	Beasley Broadcast Group, Inc.	1,050	7,749
#	Beazer Homes USA, Inc.	3,000	31,710
	Bebe Stores, Inc.	9,264	129,233
*	Bed Bath and Beyond, Inc.	14,600	505,744
	Belo Corp. Class A	22,710	391,520
*	Benihana, Inc.	1,044	19,460
*	Benihana, Inc. Class A	1,488	27,588
	Best Buy Co., Inc.	21,843	960,000
	Big 5 Sporting Goods Corp.	1,800	37,440
* #	Big Dog Holdings, Inc.	1,093	16,778
*	Big Lots, Inc.	16,220	482,869
*	BJ’s Restaurants, Inc.	4,500	101,925
#	Black & Decker Corp.	2,800	242,900
#	Blockbuster, Inc. Class A	19,300	95,728
*	Blockbuster, Inc. Class B	10,313	50,018
* #	Blue Nile, Inc.	1,300	109,746
*	Bluegreen Corp.	4,800	40,176
	Blyth, Inc.	7,800	174,408
	Bob Evans Farms, Inc.	7,810	260,620
*	Bombay Co., Inc.	400	112
	Bon-Ton Stores, Inc.	3,000	86,460
	Books-A-Million, Inc.	4,080	54,346
	Borders Group, Inc.	9,953	149,295
	BorgWarner, Inc.	7,400	625,300
	Bowl America, Inc. Class A	400	6,600
	Boyd Gaming Corp.	16,550	676,067
*	Bright Horizons Family Solutions, Inc.	3,489	138,409
	Brinker International, Inc.	14,650	422,506
	Brown Shoe Company, Inc.	7,125	162,735
	Brunswick Corp.	15,600	392,340
*	Buca, Inc.	3,300	7,458
	Buckle, Inc.	5,000	187,050
* #	Buffalo Wild Wings, Inc.	2,900	100,833
*	Build-A-Bear-Workshop, Inc.	2,700	44,442
#	Building Materials Holding Corp.	1,800	26,640
* #	Cabela’s, Inc.	11,700	276,471
* #	Cablevision Systems New York Group Class A	7,600	254,980
*	Cache, Inc.	2,100	35,238
*	California Coastal Communities, Inc.	1,778	27,808
*	California Pizza Kitchen, Inc.	3,600	73,620
	Callaway Golf Co.	15,416	251,589
	Canterbury Park Holding Corp.	400	5,040
* #	Career Education Corp.	15,600	463,320
*	CarMax, Inc.	12,406	281,120
	Carmike Cinemas, Inc.	2,600	41,704
*	Carriage Services, Inc.	3,249	27,616

32

*	Carter’s, Inc.	12,473	$246,217
* #	Casual Male Retail Group, Inc.	2,800	28,280
	Catalina Marketing Corp.	2,655	82,889
	Cato Corp. Class A	5,700	125,799
*	Cavalier Homes, Inc.	3,000	10,950
*	Cavco Industries, Inc.	1,550	54,436
	CBRL Group, Inc.	3,400	127,228
	CBS Corp. Class A	4,404	138,550
	CBS Corp. Class B	47,734	1,504,098
*	CEC Entertainment, Inc.	4,300	132,010
	Centex Corp.	10,700	309,337
* #	Champion Enterprises, Inc.	16,300	188,265
*	Champps Entertainment, Inc.	1,554	8,376
	Charles and Colvard, Ltd.	1,585	6,562
*	Charlotte Russe Holding, Inc.	3,200	55,904
*	Charming Shoppes, Inc.	18,440	166,698
*	Charter Communications, Inc.	57,800	160,684
*	Cheesecake Factory, Inc.	11,700	291,681
#	Cherokee, Inc.	3,302	125,476
* #	Chicos FAS, Inc.	24,179	386,380
*	Chipotle Mexican Grill, Inc. Class B	2,200	206,558
#	Choice Hotels International, Inc.	9,800	367,304
	Christopher & Banks Corp.	3,200	38,656
*	Chromcraft Revington, Inc.	500	2,785
	Churchill Downs, Inc.	2,800	139,608
	Circuit City Stores, Inc.	14,000	152,320
	Citadel Broadcasting Co.	28,075	114,265
*	Citi Trends, Inc.	1,600	34,784
	CKE Restaurants, Inc.	8,700	147,465
* #	CKX, Inc.	11,165	136,660
	Clear Channel Communications, Inc.	17,740	660,992
*	Coach, Inc.	14,960	666,169
	Coachmen Industries, Inc.	200	1,320
	Coast Distribution System, Inc.	500	3,060
	Cobra Electronics Corp.	1,135	7,309
#	Coinmach Service Corp. Class A	3,300	42,273
*	Coinstar, Inc.	4,300	140,524
*	Coldwater Creek, Inc.	4,500	55,980
	Collectors Universe, Inc.	1,593	23,975
	Columbia Sportswear Co.	6,000	359,520
*	Comcast Corp. Class A	112,777	2,942,352
*	Comcast Corp. Special Class A Non-Voting	56,577	1,463,081
*	Concord Camera Corp.	405	1,288
* #	Conn’s, Inc.	4,900	107,800
	Cooper Tire & Rubber Co.	12,200	298,168
*	Corinthian Colleges, Inc.	10,361	145,676
*	Cosi, Inc.	5,100	20,451
* #	Cost Plus, Inc.	4,200	16,800
	Courier Corp.	4,572	164,318
*	Cox Radio, Inc.	5,633	77,623
	CPI Corp.	840	37,598
	Craftmade International, Inc.	600	9,546

33

* #	Crown Media Holdings, Inc.	10,174	$68,471
*	CSK Auto Corp.	5,600	74,032
	CSS Industries, Inc.	2,400	92,304
*	Cumulus Media, Inc. Class A	3,700	39,590
*	Cybex International, Inc.	3,274	15,682
*	Cycle Country Accessories Corp.	300	480
	D.R. Horton, Inc.	35,890	542,298
*	Dana Corp.	2,200	1,188
	Darden Restaurants, Inc.	9,600	399,360
	Deb Shops, Inc.	2,460	65,633
*	Deckers Outdoor Corp.	1,602	150,892
	Decorator Industries, Inc.	300	1,836
*	dELiA*s, Inc.	836	3,896
	Delta Apparel, Inc.	1,328	23,014
*	Design Within Reach, Inc.	1,958	9,398
	DeVry, Inc.	11,200	386,736
*	DG Fastchannel, Inc.	3,674	73,994
*	Diedrich Coffee, Inc.	800	2,920
	Dillards, Inc. Class A	15,095	358,355
*	Directed Electronics, Inc.	400	2,152
*	Discovery Holding Co. Class A	39,100	982,192
*	Discovery Holding Co. Class B	1,200	30,240
	Disney (Walt) Co.	138,600	4,656,960
*	Dixie Group, Inc.	1,900	19,323
*	Dollar Tree Stores, Inc.	15,090	655,660
* #	Dominion Homes, Inc.	800	1,736
	Domino’s Pizza, Inc.	7,800	137,202
*	Dorman Products, Inc.	3,591	50,238
	Dover Downs Gaming & Entertainment, Inc.	1,450	14,978
	Dover Motorsports, Inc.	2,200	13,134
	Dow Jones & Co., Inc.	3,000	177,150
*	Drew Industries, Inc.	2,300	90,321
*	drugstore.com, Inc.	11,500	33,350
	DRYCLEAN USA, Inc.	100	175
* #	DSW, Inc.	2,500	76,125
	E.W. Scripps Co.	10,700	439,770
#	Eastman Kodak Co.	23,200	618,744
* #	EchoStar Communications Corp. Class A	10,420	440,974
	Educational Development Corp.	300	1,950
*	EMAK Worldwide, Inc.	322	483
*	Emerson Radio Corp.	4,100	10,496
	Emmis Communications Corp. Class A	6,900	43,953
*	Enova Systems, Inc.	400	1,800
	Entercom Communications Corp.	5,743	122,326
*	Entravision Communications Corp.	13,700	123,437
*	Escala Group, Inc.	1,435	2,956
	Escalade, Inc.	1,700	14,450
#	Ethan Allen Interiors, Inc.	6,100	204,960
*	Expedia, Inc.	31,700	946,245
*	Factory Card & Party Outlet Corp.	300	2,304
	Family Dollar Stores, Inc.	14,100	412,848
*	Famous Dave’s of America, Inc.	800	15,264

34

	Fedders Corp.	800	$46
	Finish Line, Inc. Class A	7,000	39,480
*	Finlay Enterprises, Inc.	1,300	4,095
*	Fisher Communications, Inc.	1,728	84,482
*	Flanigan’s Enterprises, Inc.	300	2,970
*	Fleetwood Enterprises, Inc.	8,412	78,400
	Flexsteel Industries, Inc.	1,006	14,164
	Foot Locker, Inc.	30,200	504,642
* #	Ford Motor Co.	104,200	813,802
	Fortune Brands, Inc.	24,000	1,994,160
*	Fossil, Inc.	10,395	348,336
*	Fountain Powerboat Industries, Inc.	343	662
*	Franklin Covey Co.	4,300	32,207
*	Franklin Electronic Publishers, Inc.	500	1,400
	Fred’s, Inc.	8,500	88,400
	Frisch’s Restaurants, Inc.	1,138	31,352
*	Fuel Systems Solutions, Inc.	2,650	47,991
*	Full House Resorts, Inc.	700	2,275
#	Furniture Brands International, Inc.	5,900	67,142
* #	Gaiam, Inc.	3,100	64,139
* #	GameStop Corp. Class A	6,862	344,061
*	GameTech International, Inc.	2,430	15,406
	Gaming Partners International Corp.	1,100	11,154
*	Gander Mountain Co.	4,501	36,953
	Gannett Co., Inc.	34,161	1,605,567
	Gap, Inc.	31,900	598,444
*	Gaylord Entertainment Co.	7,110	365,098
*	Gemstar-TV Guide International, Inc.	56,500	344,650
	General Motors Corp.	33,300	1,023,642
*	Genesco, Inc.	3,600	165,204
* #	Gentek, Inc.	1,415	43,511
#	Gentex Corp.	18,600	372,744
	Genuine Parts Co.	13,400	665,712
*	Getty Images, Inc.	11,600	361,804
*	G-III Apparel Group, Ltd.	2,351	40,320
*	Goodyear Tire & Rubber Co.	8,659	239,508
*	Gottschalks, Inc.	2,391	11,955
	Gray Television, Inc.	7,500	67,125
	Gray Television, Inc. Class A	300	2,649
*	Great Wolf Resorts, Inc.	6,500	92,950
	Group 1 Automotive, Inc.	3,500	122,710
*	GSI Commerce, Inc.	7,700	177,177
#	Guess?, Inc.	6,900	365,700
*	Guitar Center, Inc.	5,000	282,950
*	Gymboree Corp.	4,500	180,405
#	H&R Block, Inc.	16,700	331,328
*	Hampshire Group, Ltd.	689	11,713
#	Hancock Fabrics, Inc.	1,000	2,100
	Handleman Co.	3,131	11,334
*	Hanesbrands, Inc.	1,900	56,924
	Harley-Davidson, Inc.	7,640	410,956
	Harman International Industries, Inc.	3,155	357,745

35

	Harrah’s Entertainment, Inc.	10,100	$866,277
*	Harris Interactive, Inc.	7,500	32,325
	Harte-Hanks, Inc.	9,500	229,710
*	Hartmarx Corp.	3,520	25,626
#	Hasbro, Inc.	15,810	446,000
*	Hastings Entertainment, Inc.	1,400	10,430
	Haverty Furniture Co., Inc.	2,200	23,584
	Haverty Furniture Co., Inc. Class A	470	5,057
*	Hawk Corp.	1,065	15,283
*	Hayes Lemmerz International, Inc.	20,923	95,200
	Hearst-Argyle Television, Inc.	9,000	230,130
*	Hibbett Sporting Goods, Inc.	1,800	44,892
	Hilton Hotels Corp.	41,300	1,897,735
*	Hollywood Media Corp.	4,638	17,161
#	Home Depot, Inc.	90,825	3,479,506
* #	Home Solutions of America, Inc.	11,485	35,029
*	Hot Topic, Inc.	7,285	60,975
* #	Hovnanian Enterprises, Inc. Class A	6,900	81,903
*	IAC/InterActiveCorp	38,028	1,056,798
*	Iconix Brand Group, Inc.	12,600	261,198
	Idearc, Inc.	10,660	363,826
#	IHOP Corp.	2,220	139,571
	ILX Resorts, Inc.	300	2,550
*	Image Entertainment, Inc.	3,200	13,472
* #	Infosonics Corp.	2,200	4,796
	Interactive Data Corp.	14,587	398,809
	Interface, Inc. Class A	6,658	120,110
	International Game Technology	18,986	724,696
	International Speedway Corp. Class A	5,950	280,126
* #	Interpublic Group of Companies, Inc.	26,400	289,080
*	Interstate Hotels & Resorts, Inc.	3,700	14,430
*	INVESTools, Inc.	8,076	97,639
* #	iRobot Corp.	2,500	55,150
*	Isle of Capri Casinos, Inc.	5,700	105,621
*	ITT Educational Services, Inc.	3,100	340,380
	J. Alexander’s Corp.	1,500	19,575
	J.C. Penney Co., Inc.	10,206	701,765
*	Jack in the Box, Inc.	4,910	305,500
	Jackson Hewitt Tax Service, Inc.	4,080	117,790
*	Jaclyn, Inc.	400	3,620
*	Jakks Pacific, Inc.	5,200	116,844
*	Jarden Corp.	15,658	513,426
*	Jennifer Convertibles, Inc.	500	2,195
*	Jo-Ann Stores, Inc.	5,500	123,750
	Johnson Controls, Inc.	10,210	1,154,751
	Johnson Outdoors, Inc.	1,692	31,623
#	Jones Apparel Group, Inc.	16,231	311,473
* #	Jos. A. Bank Clothiers, Inc.	3,025	91,204
	Journal Communications, Inc. Class A	200	2,074
#	Journal Register Co.	6,700	21,105
#	KB Home	13,700	415,658
	Kellwood Co.	800	15,760

36

	Kenneth Cole Productions, Inc. Class A	2,600	$53,768
*	Keystone Automotive Industries, Inc.	2,712	127,328
	Kimball International, Inc. Class B	4,755	63,860
*	Kirkland’s, Inc.	3,600	6,336
*	Knology, Inc.	4,200	66,360
*	Kohl’s Corp.	14,018	831,267
	Koss Corp.	200	4,094
* #	Krispy Kreme Doughnuts, Inc.	5,100	33,864
*	KSW, Inc.	630	4,725
	K-Swiss, Inc. Class A	3,300	79,596
	LaCrosse Footwear, Inc.	816	15,708
*	Lakeland Industries, Inc.	850	9,953
*	Lakes Entertainment, Inc.	3,272	35,468
#	Lamar Advertising Co.	5,100	269,892
	Landry’s Restaurants, Inc.	300	8,601
*	Las Vegas Sands Corp.	13,400	1,335,980
*	Lazare Kaplan International, Inc.	1,100	8,569
#	La-Z-Boy, Inc.	8,710	83,964
* #	Leapfrog Enterprises, Inc.	700	5,033
*	Lear Corp.	9,800	286,454
	Lee Enterprises, Inc.	6,900	119,853
	Leggett & Platt, Inc.	31,449	641,560
	Lennar Corp. Class A	15,750	445,252
	Lennar Corp. Class B	3,649	97,976
*	Lenox Group, Inc.	2,800	14,140
	Levitt Corp. Class A	1,400	3,276
	Libbey, Inc.	3,000	54,300
* #	Liberty Global, Inc. Class A	22,346	915,739
*	Liberty Global, Inc. Series C	22,195	875,593
*	Liberty Media Holding Corp. Capital Class A	8,585	935,679
*	Liberty Media Holding Corp. Capital Class B	239	25,994
*	Liberty Media Holding Corp. Interactive Class A	68,632	1,301,949
*	Liberty Media Holding Corp. Interactive Class B	3,403	64,759
* #	LIFE TIME FITNESS, Inc.	5,868	326,085
	Lifetime Brands, Inc.	3,181	64,861
	Limited Brands, Inc.	25,100	581,316
*	Lin TV Corp.	6,152	82,006
*	Lincoln Educational Services	4,400	61,468
	Lithia Motors, Inc. Class A	2,600	46,566
*	Live Nation, Inc.	10,569	218,778
	Liz Claiborne, Inc.	12,820	438,059
*	LKQ Corp.	8,300	257,134
* #	Lodgenet Entertainment Corp.	2,700	70,740
*	Lodgian, Inc.	5,400	66,042
#	Lowe’s Companies, Inc.	69,299	2,152,427
*	Luby’s, Inc.	4,791	54,905
	M/I Homes, Inc.	2,300	41,929
*	Mace Security International, Inc.	2,500	5,400
	Macy’s, Inc.	29,575	938,119
*	Maidenform Brands, Inc.	2,900	49,416
#	Marine Products Corp.	4,690	41,553
* #	MarineMax, Inc.	3,200	58,688

37

	Marriott International, Inc. Class A	14,979	$665,367
* #	Martha Stewart Living Omnimedia, Inc.	1,400	17,752
* #	Marvel Entertainment, Inc.	5,900	133,340
	Mattel, Inc.	38,700	837,081
	Matthews International Corp. Class A	3,980	171,697
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,700	71,550
	McDonald’s Corp.	56,280	2,771,790
#	McGraw-Hill Companies, Inc.	15,620	788,185
	MDC Holdings, Inc.	7,500	333,675
*	Meade Instruments Corp.	200	396
#	Media General, Inc. Class A	4,100	114,472
*	Mediacom Communications Corp.	7,100	60,705
	Meredith Corp.	5,900	329,810
* #	Meritage Homes Corp.	3,800	68,856
*	Meritage Hospitality Group, Inc.	299	957
*	MGM Mirage	14,600	1,225,962
*	Midas, Inc.	1,200	24,336
	Modine Manufacturing Co.	6,500	182,325
* #	Mohawk Industries, Inc.	10,720	935,963
	Monaco Coach Corp.	5,500	73,645
*	Monarch Casino & Resort, Inc.	2,400	68,088
	Monro Muffler Brake, Inc.	2,244	84,442
*	Morgans Hotel Group	2,300	44,344
*	Morningstar, Inc.	2,800	180,656
*	Mothers Work, Inc.	480	9,816
	Movado Group, Inc.	4,331	127,764
#	Movie Gallery, Inc.	3,500	1,263
*	Movie Star, Inc.	1,550	3,642
*	MTR Gaming Group, Inc.	4,000	40,040
*	Multimedia Games, Inc.	6,000	58,200
*	Nathan’s Famous, Inc.	1,300	22,750
	National Presto Industries, Inc.	1,600	88,256
*	National RV Holdings, Inc.	800	640
#	Nautilus Group, Inc.	4,900	46,648
*	Navarre Corp.	500	1,885
* #	Netflix, Inc.	9,110	159,607
*	Nevada Gold & Casinos, Inc.	700	1,015
	New Frontier Media, Inc.	3,100	21,142
	Newell Rubbermaid, Inc.	18,000	464,220
	News Corp. Class A	139,200	2,816,016
#	News Corp. Class B	69,772	1,516,843
	NIKE, Inc. Class B	19,230	1,083,418
*	Nobel Learning Communities, Inc.	800	11,144
	Nobility Homes, Inc.	772	13,545
	Noble International, Ltd.	2,550	50,770
#	Nordstrom, Inc.	10,400	500,240
* #	Nutri/System, Inc.	2,700	146,421
* #	NVR, Inc.	800	447,600
	Oakley, Inc.	8,100	233,037
*	Office Depot, Inc.	11,800	288,510
	OfficeMax, Inc.	11,400	404,928
	Omnicom Group, Inc.	16,408	835,659

38

*	Orange 21, Inc.	300	$1,461
#	Orleans Homebuilders, Inc.	3,370	24,466
	O’Charleys, Inc.	5,100	83,028
* #	O’Reilly Automotive, Inc.	18,779	667,406
*	Outdoor Channel Holdings, Inc.	4,049	36,441
* #	Overstock.com, Inc.	3,200	71,072
	Oxford Industries, Inc.	3,106	112,499
*	P & F Industries, Inc. Class A	300	3,379
* #	P.F. Chang’s China Bistro, Inc.	3,400	114,682
*	Pacific Sunwear of California, Inc.	8,200	114,882
* #	Palm Harbor Homes, Inc.	4,970	70,325
* #	Panera Bread Co.	2,400	104,976
*	Papa John’s International, Inc.	2,200	55,792
* #	PC Mall, Inc.	2,600	31,902
*	Penn National Gaming, Inc.	11,100	652,680
	Penske Automotive Group, Inc.	11,400	224,694
*	Perry Ellis International, Inc.	3,250	88,692
*	PetMed Express, Inc.	1,900	28,481
	PetSmart, Inc.	7,500	260,250
	Phillips-Van Heusen Corp.	8,375	487,676
*	Phoenix Footwear Group, Inc.	900	3,051
	Pier 1 Imports, Inc.	15,900	98,262
*	Pinnacle Entertainment, Inc.	10,195	283,625
*	Playboy Enterprises, Inc. Class A	400	4,400
*	Playboy Enterprises, Inc. Class B	6,310	69,725
	Polaris Industries, Inc.	2,690	128,447
	Polo Ralph Lauren Corp.	2,900	219,066
*	Pomeroy IT Solutions, Inc.	1,700	14,263
#	Pool Corp.	3,900	127,335
* #	Premier Exhibitions, Inc.	1,600	25,312
	Pre-Paid Legal Services, Inc.	1,000	55,190
* #	Priceline.com, Inc.	3,600	298,728
#	PRIMEDIA, Inc.	5,416	78,803
*	Princeton Review, Inc.	6,788	45,344
* #	Progressive Gaming International Corp.	3,300	16,896
*	Proliance International, Inc.	2,300	4,715
	Pulte Homes, Inc.	26,800	445,952
*	QEP Co., Inc.	352	4,111
*	Quaker Fabric Corp.	200	5
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,812	3,262
*	Quiksilver, Inc.	22,638	303,123
*	R. G. Barry Corp.	1,500	13,725
*	R.H. Donnelley Corp.	10,922	642,541
*	Radio One, Inc. Class D	18,658	72,953
#	RadioShack Corp.	21,800	518,186
*	Rare Hospitality International, Inc.	3,857	145,679
*	RC2 Corp.	3,655	111,624
	RCN Corp.	7,510	108,069
*	Reading International, Inc. Class A	4,233	42,753
*	Red Lion Hotels Corp.	4,648	43,831
*	Red Robin Gourmet Burgers, Inc.	2,100	80,787

39

*	RedEnvelope, Inc.	1,100	$5,852
*	Regent Communications, Inc.	600	1,650
	Regis Corp.	7,906	260,977
*	Rent-A-Center, Inc.	11,879	228,314
*	Rentrak Corp.	1,222	15,104
*	Restoration Hardware, Inc.	4,500	15,840
*	Retail Ventures, Inc.	5,700	65,949
*	Rex Stores Corp.	200	3,784
*	Rockford Corp.	700	1,400
*	Rocky Brands, Inc.	800	6,968
	Ross Stores, Inc.	11,609	323,078
*	Rubio’s Restaurants, Inc.	1,349	14,569
#	Ruby Tuesday, Inc.	9,900	219,285
	Russ Berrie & Co., Inc.	2,005	29,995
* #	Ruth’s Chris Steak House, Inc.	1,600	26,592
#	Ryland Group, Inc.	7,400	211,936
*	Saga Communications, Inc. Class A	3,130	22,536
#	Saks, Inc.	22,900	370,293
	Salem Communications Corp.	3,900	40,053
*	Sally Beauty Holdings, Inc.	4,500	38,340
*	Salton, Inc.	2,000	480
	Sauer-Danfoss, Inc.	8,236	220,890
*	Scholastic Corp.	7,100	241,968
*	Scientific Games Corp.	8,001	279,155
* #	Sears Holdings Corp.	8,500	1,220,260
* #	Select Comfort Corp.	5,200	89,180
	Service Corp. International	61,910	756,540
* #	Sharper Image Corp.	3,658	18,839
	Sherwin-Williams Co.	6,600	455,466
	Shiloh Industries, Inc.	2,500	26,325
*	Shoe Carnival, Inc.	2,300	39,675
* #	Shuffle Master, Inc.	1,600	23,728
*	Silverleaf Resorts, Inc.	5,500	31,350
	Sinclair Broadcast Group, Inc. Class A	10,900	135,814
* #	Sirius Satellite Radio, Inc.	33,600	99,792
* #	Six Flags, Inc.	12,900	51,858
*	Skechers U.S.A., Inc. Class A	3,704	73,450
	Skyline Corp.	1,400	41,902
* #	Smith & Wesson Holding Corp.	1,900	39,900
	Snap-On, Inc.	11,000	538,780
	Sonesta International Hotels Corp. Class A	47	2,022
	Sonic Automotive, Inc.	5,270	140,182
*	Sonic Corp.	8,990	196,162
#	Sotheby’s Class A	5,200	225,056
*	Source Interlink Companies, Inc.	6,300	26,208
*	Spanish Broadcasting System, Inc.	8,900	25,276
#	Spartan Motors, Inc.	4,875	72,150
	Speedway Motorsports, Inc.	9,754	375,431
*	Sport Chalet, Inc. Class A	2,085	19,536
*	Sport Chalet, Inc. Class B	238	2,175
	Sport Supply Group, Inc.	1,400	13,580
	Stage Stores, Inc.	8,608	149,177

40

*	Stamps.com, Inc.	1,800	$21,852
	Standard Motor Products, Inc.	3,400	33,286
#	Standard Pacific Corp.	11,300	113,339
	Stanley Furniture, Inc.	2,700	46,548
	Staples, Inc.	26,953	640,134
*	Starbucks Corp.	23,496	647,315
	Starwood Hotels & Resorts Worldwide, Inc.	14,000	855,680
	Station Casinos, Inc.	2,800	245,896
	Stein Mart, Inc.	9,200	80,776
	Steinway Musical Instruments, Inc.	1,200	38,364
	Steven Madden, Ltd.	2,700	66,474
	Stewart Enterprises, Inc.	1,400	10,038
*	Stoneridge, Inc.	5,125	53,505
*	Strattec Security Corp.	579	27,670
	Strayer Education, Inc.	1,102	175,857
	Sturm Ruger & Co., Inc.	3,500	63,840
	Sun-Times Media Group, Inc. Class A	7,900	22,278
#	Superior Industries International, Inc.	4,581	91,070
	Superior Uniform Group, Inc.	900	10,485
	Syms Corp.	600	9,834
* #	Syntax-Brillian Corp.	6,641	43,166
	Systemax, Inc.	5,856	108,922
#	Talbots, Inc.	12,122	257,956
	Tandy Brand Accessories, Inc.	900	9,765
*	Tandy Leather Factory, Inc.	754	5,316
	Target Corp.	39,215	2,585,445
* #	Tarragon Corp.	2,387	2,244
*	Tarrant Apparel Group	300	390
#	Tempur-Pedic International, Inc.	6,836	197,560
*	Tenneco Automotive, Inc.	7,700	244,475
*	The Children’s Place Retail Stores, Inc.	2,716	78,112
	The DIRECTV Group, Inc.	53,036	1,237,330
* #	The Dress Barn, Inc.	5,900	103,250
*	The Hallwood Group, Inc.	200	15,800
	The Marcus Corp.	3,655	77,194
#	The McClatchey Co.	6,709	151,489
	The Men’s Wearhouse, Inc.	8,900	451,052
#	The New York Times Co. Class A	23,716	521,278
	The Pep Boys - Manny, Moe & Jack	8,200	134,398
	The Stanley Works	6,300	357,462
*	The Steak n Shake Co.	5,800	91,408
	The TJX Companies, Inc.	25,520	778,105
	Thor Industries, Inc.	9,200	404,708
	Tiffany & Co.	9,700	497,901
*	Timberland Co. Class A	4,853	97,497
	Time Warner, Inc.	242,479	4,602,251
* #	TiVo, Inc.	7,741	43,582
*	Toll Brothers, Inc.	17,800	380,208
#	TOUSA, Inc.	5,000	13,550
*	Tractor Supply Co.	5,200	250,432
	Traffix, Inc.	2,000	10,540
	Triarc Companies, Inc. Class A	3,700	54,723

41

	Triarc Companies, Inc. Class B	7,520	$115,507
	Tribune Co.	8,711	239,988
*	Triple Crown Media, Inc.	548	3,852
*	True Religion Apparel, Inc.	1,600	26,848
* #	Trump Entertainment Resorts, Inc.	5,000	33,400
*	TRW Automotive Holdings Corp.	18,700	571,472
	Tuesday Morning Corp.	5,000	52,750
	Tupperware Corp.	9,510	292,813
*	Tween Brands, Inc.	5,100	150,450
* #	Under Armour, Inc. Class A	2,700	175,527
*	Unifi, Inc.	14,666	35,492
	Unifirst Corp.	2,500	103,450
*	United Retail Group, Inc.	2,000	17,220
*	Universal Electronics, Inc.	1,800	52,200
*	Universal Technical Institute, Inc.	1,800	32,436
*	Urban Outfitters, Inc.	15,500	354,950
	V.F. Corp.	11,372	908,054
*	Vail Resorts, Inc.	5,900	337,362
*	Valassis Communications, Inc.	10,200	93,024
	Value Line, Inc.	705	34,439
*	ValueVision Media, Inc. Class A	6,110	51,507
*	Varsity Group, Inc.	500	575
* #	VCG Holding Corp.	300	2,235
*	Viacom, Inc. Class A	2,959	116,733
*	Viacom, Inc. Class B	31,856	1,257,038
*	Virco Manufacturing Corp.	1,896	9,651
	Virgin Media, Inc.	6,150	146,370
	Visteon Corp.	17,400	93,612
*	Volcom, Inc.	1,800	70,254
*	Voyager Learning Co.	1,100	8,580
	WABCO Holdings, Inc.	3,504	158,590
*	Warnaco Group, Inc.	10,330	360,517
	Warner Music Group Corp.	8,800	101,200
	Washington Post Co.	1,110	849,871
* #	WCI Communities, Inc.	7,600	70,832
	Weight Watchers International, Inc.	11,700	607,698
*	Wells-Gardner Electronics Corp.	945	2,400
	Wendy’s International, Inc.	15,900	522,951
*	West Marine, Inc.	4,500	61,290
	Westwood One, Inc.	11,300	32,657
*	Wet Seal, Inc. Class A	10,900	49,377
#	Weyco Group, Inc.	1,786	52,616
	Whirlpool Corp.	12,200	1,176,202
	Wiley (John) & Sons, Inc. Class A	7,863	326,079
	Wiley (John) & Sons, Inc. Class B	1,644	67,897
*	Williams Controls, Inc.	300	5,037
#	Williams-Sonoma, Inc.	16,800	559,944
*	Wilsons The Leather Experts, Inc.	6,800	12,376
*	Winmark Corp.	200	4,128
#	Winnebago Industries, Inc.	3,838	102,359
*	WMS Industries, Inc.	8,300	244,352
	Wolverine World Wide, Inc.	7,000	184,030

42

	World Wrestling Entertainment, Inc.	3,600	$54,540
	Wyndham Worldwide Corp.	27,820	887,458
#	Wynn Resorts, Ltd.	5,500	680,515
	Xerium Technologies, Inc.	2,300	12,443
*	XM Satellite Radio Holdings, Inc.	13,000	162,110
*	Young Broadcasting, Inc. Class A	2,900	5,655
	Yum! Brands, Inc.	21,640	708,061
*	Zale Corp.	7,800	175,266
* #	Zumiez, Inc.	2,000	97,060
Total Consumer Discretionary			148,747,820

Consumer Staples — (7.0%)
	Alberto-Culver Co.	14,800	342,916
	Alico, Inc.	1,300	66,495
*	Alliance One International, Inc.	12,800	98,560
	Altria Group, Inc.	93,520	6,491,223
#	American Italian Pasta Co.	2,500	21,925
#	Andersons, Inc.	3,040	143,670
	Anheuser-Busch Companies, Inc.	36,678	1,811,893
	Archer-Daniels-Midland Co.	40,800	1,374,960
	Arden Group, Inc. Class A	397	54,091
	Avon Products, Inc.	16,816	577,630
* #	BJ’s Wholesale Club, Inc.	13,357	467,495
*	Boston Beer Co., Inc. Class A	1,300	63,388
*	Bridgford Foods Corp.	1,199	8,837
	Brown-Forman Corp. Class A	2,976	224,509
#	Brown-Forman Corp. Class B	4,000	286,240
*	Cagle’s, Inc. Class A	500	4,775
	Calavo Growers, Inc.	2,102	37,878
	Cal-Maine Foods, Inc.	4,193	82,979
	Campbell Soup Co.	19,259	727,027
* #	Carrington Laboratories, Inc.	245	149
	Casey’s General Stores, Inc.	10,161	288,166
	CCA Industries, Inc.	500	4,950
*	Central European Distribution Corp.	7,265	318,643
* #	Central Garden & Pet Co.	3,300	42,240
*	Central Garden & Pet Co. Class A	6,600	83,160
* #	Chattem, Inc.	1,372	84,666
#	Chiquita Brands International, Inc.	9,400	146,640
#	Church & Dwight Co., Inc.	9,950	447,053
	Clorox Co.	10,720	641,056
	Coca-Cola Bottling Co.	1,194	70,052
	Coca-Cola Co.	104,624	5,626,679
	Coca-Cola Enterprises, Inc.	51,695	1,231,375
	Colgate-Palmolive Co.	21,069	1,397,296
*	Collective Brands, Inc.	9,720	229,684
	ConAgra, Inc.	62,470	1,606,104
* #	Constellation Brands, Inc. Class A	16,600	401,388
*	Constellation Brands, Inc. Class B	1,758	42,667
	Corn Products International, Inc.	15,700	709,640
	Costco Wholesale Corp.	18,050	1,114,587
*	Cuisine Solutions, Inc.	900	5,805

43

	CVS Caremark Corp.	100,700	$3,808,474
*	Darling International, Inc.	10,900	92,105
	Dean Foods Co.	15,630	419,822
	Del Monte Foods Co.	41,600	438,464
	Diamond Foods, Inc.	2,900	48,430
*	Elizabeth Arden, Inc.	6,300	154,980
*	Energizer Holdings, Inc.	2,804	297,028
	Estee Lauder Companies, Inc.	6,500	270,335
	Farmer Brothers Co.	3,644	83,812
	Flowers Foods, Inc.	11,550	238,392
*	Galaxy Nutritional Foods, Inc.	100	45
* #	Gatehouse Media, Inc.	4,700	61,194
	General Mills, Inc.	15,540	868,375
	Golden Enterprises, Inc.	1,328	3,984
#	Great Atlantic & Pacific Tea, Inc.	8,400	263,424
*	Green Mountain Coffee, Inc.	3,000	102,210
*	Griffin Land & Nurseries, Inc. Class A	1,213	39,556
	H.J. Heinz Co.	16,061	724,190
*	Hain Celestial Group, Inc.	6,500	190,190
*	Hines Horticulture, Inc.	900	297
	Hormel Foods Corp.	12,900	459,627
	Ingles Market, Inc. Class A	2,211	66,573
*	Integrated Biopharma, Inc.	500	2,165
	Inter Parfums, Inc.	2,700	56,052
	J & J Snack Foods Corp.	3,890	146,069
	J.M. Smucker Co.	12,000	660,120
*	John B. Sanfilippo & Son, Inc.	1,799	17,558
*	Katy Industries, Inc.	519	843
	Kellogg Co.	18,014	989,509
#	Kimberly-Clark Corp.	20,714	1,422,845
	Kraft Foods, Inc.	74,930	2,402,256
	Lancaster Colony Corp.	4,100	166,747
	Lance, Inc.	4,900	122,059
*	Lifeway Foods, Inc.	800	11,328
	Loews Corp. - Carolina Group	5,906	449,565
	Longs Drug Stores Corp.	8,008	422,262
#	Mannatech, Inc.	3,300	27,192
*	Maui Land & Pineapple Co., Inc.	1,500	43,575
	McCormick & Co., Inc.	7,616	272,957
	McCormick & Co., Inc. Voting Common	478	17,160
* #	Medifast, Inc.	670	4,321
#	MGP Ingredients, Inc.	2,250	32,535
	Molson Coors Brewing Co.	10,883	973,593
	Molson Coors Brewing Co. Class A	200	17,790
*	Monterey Pasta Co.	4,138	14,607
#	Nash Finch Co.	3,000	112,530
	National Beverage Corp.	5,520	58,070
*	Natrol, Inc.	1,364	4,788
*	Natural Alternatives International, Inc.	900	6,444
*	Natural Health Trends Corp.	300	897
	Nature’s Sunshine Products, Inc.	200	2,460
*	NBTY, Inc.	8,800	322,960

44

	Nu Skin Enterprises, Inc. Class A	10,000	$155,600
	Oil-Dri Corp. of America	1,377	23,891
*	Omega Protein Corp.	3,800	34,580
* #	Pantry, Inc.	2,900	96,657
*	Parlux Fragrances, Inc.	3,100	11,656
*	Pathmark Stores, Inc.	6,600	84,678
* #	Peet’s Coffee & Tea, Inc.	2,800	70,728
	Pepsi Bottling Group, Inc.	33,050	1,143,199
	PepsiAmericas, Inc.	20,900	618,640
	PepsiCo, Inc.	73,760	5,017,893
*	Performance Food Group Co.	7,900	224,676
	Pilgrim’s Pride Corp.	10,800	438,372
*	Playtex Products, Inc.	9,900	180,180
*	Prestige Brands Holdings, Inc.	10,000	109,700
	PriceSmart, Inc.	4,500	107,820
	Procter & Gamble Co.	170,932	11,163,569
*	Pyramid Breweries, Inc.	1,036	2,859
	Ralcorp Holdings, Inc.	3,500	216,265
*	Redhook Ale Brewery, Inc.	1,100	7,359
	Reliv International, Inc.	1,440	14,458
*	Revlon, Inc.	4,782	5,499
#	Reynolds American, Inc.	18,700	1,236,444
* #	Rite Aid Corp.	69,400	351,858
	Rocky Mountain Chocolate Factory, Inc.	303	4,851
	Ruddick Corp.	7,910	257,708
	Safeway, Inc.	28,430	902,084
	Sanderson Farms, Inc.	4,504	188,898
	Sara Lee Corp.	44,900	746,238
	Schiff Nutrition International, Inc.	1,640	9,168
	Seaboard Corp.	200	415,800
*	Seneca Foods Corp. Class A	773	21,010
*	Seneca Foods Corp. Class B	438	12,168
*	Smithfield Foods, Inc.	18,230	596,668
	Spartan Stores, Inc.	2,501	63,625
* #	Spectrum Brands, Inc.	8,600	48,504
*	Star Scientific, Inc.	3,000	3,000
	SUPERVALU, Inc.	27,070	1,141,000
	Sysco Corp.	29,422	982,106
	Tasty Baking Co.	1,100	11,209
#	The Hershey Co.	8,800	409,200
	The Kroger Co.	35,811	951,856
	The Topps Co., Inc.	5,800	53,882
*	Tofutti Brands, Inc.	400	1,240
	Tootsie Roll Industries, Inc.	6,059	164,199
	Tyson Foods, Inc. Class A	44,983	969,384
*	United Natural Foods, Inc.	5,280	141,715
	United-Guardian, Inc.	100	1,025
	Universal Corp.	5,600	275,128
* #	USANA Health Services, Inc.	1,155	43,982
	UST, Inc.	9,361	461,310
#	Vector Group, Ltd.	9,045	207,854
	Village Super Market, Inc.	546	26,121

45

*	Vita Food Products, Inc.	258	$393
	Walgreen Co.	37,200	1,676,604
	Wal-Mart Stores, Inc.	160,048	6,982,894
	WD-40 Co.	2,200	76,494
	Weis Markets, Inc.	4,807	206,605
#	Whole Foods Market, Inc.	5,700	252,282
#	Wm. Wrigley Jr. Co.	9,758	568,403
*	Zapata Corp.	3,726	25,709
Total Consumer Staples			85,008,153

Energy — (7.8%)
*	Abraxas Petroleum Corp.	4,600	16,468
	Adams Resources & Energy, Inc.	1,000	22,000
* #	Allis-Chalmers Energy, Inc.	5,900	117,528
* #	American Oil & Gas, Inc.	4,400	25,520
	Anadarko Petroleum Corp.	33,040	1,618,299
	Apache Corp.	19,156	1,482,291
	Arch Coal, Inc.	14,600	430,554
*	Arena Resources, Inc.	1,700	104,312
	Atlas America, Inc.	2,182	110,998
* #	ATP Oil & Gas Corp.	3,755	161,653
*	Atwood Oceanics, Inc.	4,200	319,158
	Baker Hughes, Inc.	16,050	1,345,953
	Barnwell Industries, Inc.	770	13,621
* #	Basic Energy Services, Inc.	5,605	115,855
	Berry Petroleum Corp. Class A	3,600	122,688
* #	Bill Barret Corp.	9,900	348,876
	BJ Services Co.	29,980	743,804
*	Bois d’Arc Energy, Inc.	14,700	264,012
* #	Bolt Technology Corp.	670	25,534
*	Boots & Coots International Well Control, Inc.	15,700	20,096
*	Brigham Exploration Co.	7,750	39,137
*	Bristow Group, Inc.	4,600	199,410
*	Bronco Drilling Co., Inc.	5,600	82,600
	Cabot Oil & Gas Corp.	16,000	533,440
*	Callon Petroleum Co.	3,000	36,390
*	Cameron International Corp.	6,400	523,328
#	CARBO Ceramics, Inc.	3,100	145,080
*	Carrizo Oil & Gas, Inc.	4,200	164,934
* #	Cheniere Energy, Inc.	2,900	104,632
	Chesapeake Energy Corp.	25,600	825,856
	Chevron Corp.	107,160	9,404,362
	Cimarex Energy Co.	17,640	631,688
	CKX Lands, Inc.	144	1,908
*	Clayton Williams Energy, Inc.	1,421	39,859
* #	CNX Gas Corp.	9,400	250,510
*	Complete Production Services, Inc.	15,900	352,980
*	Comstock Resources, Inc.	8,810	242,539
	ConocoPhillips	88,889	7,279,120
#	CONSOL Energy, Inc.	6,500	259,220
*	Contango Oil & Gas Co.	1,300	47,580
#	Crosstex Energy, Inc.	6,356	208,731

46

*	Dawson Geophysical Co.	1,370	$92,968
* #	Delta Petroleum Corp.	7,381	109,313
*	Denbury Resources, Inc.	14,000	556,920
	Devon Energy Corp.	28,700	2,161,397
	Diamond Offshore Drilling, Inc.	6,700	704,572
*	Dresser-Rand Group, Inc.	14,059	518,355
*	Dril-Quip, Inc.	5,200	244,712
* #	Dune Energy, Inc.	4,600	9,982
* #	Edge Petroleum Corp.	1,700	22,202
	El Paso Corp.	49,070	778,741
*	Encore Acquisition Co.	11,800	327,922
*	Endeavour International Corp.	18,100	20,996
*	Energy Partners, Ltd.	2,700	36,909
#	ENSCO International, Inc.	21,700	1,176,574
	EOG Resources, Inc.	17,400	1,172,064
* #	Evergreen Energy, Inc.	5,900	24,308
*	Evolution Petroleum Corp.	3,300	7,095
*	Exterran Holdings, Inc.	8,964	694,710
	Exxon Mobil Corp.	184,725	15,836,474
*	FMC Technologies, Inc.	3,502	331,639
* #	Forest Oil Corp.	16,394	633,628
	Foundation Coal Holdings, Inc.	7,500	254,400
	Frontier Oil Corp.	12,860	527,646
*	FX Energy, Inc.	1,700	10,676
* #	Gasco Energy, Inc.	3,800	7,562
* #	GMX Resources, Inc.	1,231	37,496
* #	Goodrich Petroleum Corp.	1,813	53,683
*	Grant Prideco, Inc.	7,900	436,870
* #	Grey Wolf, Inc.	33,600	223,104
	Gulf Island Fabrication, Inc.	3,129	111,330
*	Gulfmark Offshore, Inc.	3,700	169,645
*	Gulfport Energy Corp.	3,939	70,941
	Halliburton Co.	41,231	1,426,180
*	Harvest Natural Resources, Inc.	5,900	67,614
*	Helix Energy Solutions Group, Inc.	19,266	740,392
	Helmerich & Payne, Inc.	19,700	620,353
	Hess Corp.	19,300	1,184,441
	Holly Corp.	4,464	297,526
*	Horizon Offshore, Inc.	5,500	91,025
*	Hornbeck Offshore Services, Inc.	4,700	179,305
*	Houston American Energy Corp.	3,400	12,376
*	Infinity, Inc.	2,100	3,738
*	Input/Output, Inc.	10,016	142,127
	Lufkin Industries, Inc.	2,410	137,057
	Marathon Oil Corp.	48,720	2,625,521
*	Mariner Energy, Inc.	19,448	407,825
	MarkWest Hydrocarbon, Inc.	902	45,362
	Massey Energy Co.	15,900	329,925
*	Matrix Service Co.	2,900	54,868
* #	McMoran Exploration Co.	2,400	32,616
*	Meridian Resource Corp.	15,900	36,888
*	Mexco Energy Corp.	111	572

47

*	Mitcham Industries, Inc.	1,700	$32,827
	Murphy Oil Corp.	23,150	1,410,761
*	NATCO Group, Inc. Class A	2,900	144,826
*	National Coal Corp.	4,700	14,100
* #	National-Oilwell, Inc.	12,000	1,536,000
*	Natural Gas Services Group	3,000	50,730
*	Newfield Exploration Co.	16,720	727,153
*	Newpark Resources, Inc.	17,300	96,880
	Noble Energy, Inc.	26,850	1,612,879
	Occidental Petroleum Corp.	48,424	2,745,157
*	Oceaneering International, Inc.	7,600	510,416
*	Oil States International, Inc.	8,410	354,902
*	OMNI Energy Services Corp.	2,800	22,148
	Overseas Shipholding Group, Inc.	6,510	464,814
* #	Pacific Ethanol, Inc.	3,000	34,680
	Panhandle Royalty Co.	964	23,608
*	Parallel Petroleum Corp.	6,200	109,678
*	Parker Drilling Co.	24,816	193,317
#	Patterson-UTI Energy, Inc.	33,000	708,510
	Peabody Energy Corp.	16,500	701,415
	Penn Virginia Corp.	4,740	189,173
*	Petrohawk Energy Corp.	32,950	498,863
*	Petroleum Development Corp.	3,100	124,093
*	PetroQuest Energy, Inc.	7,573	84,515
*	PHI, Inc. (69336T106)	352	10,314
*	PHI, Inc. (69336T205)	1,900	57,684
*	Pioneer Drilling Co.	11,400	138,624
	Pioneer Natural Resources Co.	19,207	788,447
*	Plains Exploration & Production Co.	12,500	469,125
	Pogo Producing Co.	9,510	473,693
*	PowerSecure International, Inc.	2,370	32,042
*	Pride International, Inc.	26,040	915,827
*	Quest Resource Corp.	3,588	32,507
* #	Quicksilver Resources, Inc.	12,800	511,360
	Range Resources Corp.	11,100	403,041
* #	Rentech, Inc.	7,500	17,475
	Rowan Companies, Inc.	17,120	642,685
	Royale Energy, Inc.	400	1,504
#	RPC, Inc.	14,660	202,161
* #	SEACOR Holdings, Inc.	4,800	421,440
	Smith International, Inc.	8,100	542,781
*	Southwestern Energy Co.	10,580	393,470
	Spectra Energy Corp.	13,340	310,155
	St. Mary Land & Exploration Co.	13,200	440,220
*	Stone Energy Corp.	5,600	184,520
* #	SulphCo, Inc.	3,200	21,920
	Sunoco, Inc.	12,400	906,936
*	Superior Energy Services, Inc.	11,900	461,958
*	Superior Well Services, Inc.	4,000	86,360
*	Swift Energy Corp.	6,300	234,486
*	Syntroleum Corp.	9,596	18,328
	Tesoro Petroleum Corp.	21,520	1,061,582

48

*	Teton Energy Corp.	2,900	$14,703
*	TETRA Technologies, Inc.	9,300	185,907
*	TGC Industries, Inc.	2,485	23,110
	The Williams Companies, Inc.	26,810	831,110
#	Tidewater, Inc.	11,900	778,855
* #	Toreador Resources Corp.	2,500	25,775
* #	Transmeridian Exploration, Inc.	8,674	17,608
*	Trico Marine Services, Inc.	3,300	108,438
*	Tri-Valley Corp.	1,100	8,107
*	TXCO Resources, Inc.	4,900	47,726
*	Union Drilling, Inc.	4,900	70,560
*	Unit Corp.	9,100	446,446
	USEC, Inc.	18,580	248,786
*	VAALCO Energy, Inc.	4,700	18,424
	Valero Energy Corp.	35,330	2,420,458
* #	Verenium Corp.	3,700	20,350
	W&T Offshore, Inc.	8,300	185,007
*	Warren Resources, Inc.	9,300	109,926
* #	Westmoreland Coal Co.	1,400	28,980
*	Westside Energy Corp.	4,500	13,275
*	W-H Energy Services, Inc.	4,800	305,088
*	Whiting Petroleum Corp.	6,100	226,676
	World Fuel Services Corp.	3,162	121,895
	XTO Energy, Inc.	26,110	1,419,340
Total Energy			94,431,709

Financials — (18.2%)
*	1st Constitution Bancorp	434	6,927
	1st Independence Financial Group, Inc.	200	3,171
	1st Source Corp.	3,598	84,589
	21st Century Holding Co.	688	9,660
	21st Century Insurance Group	13,989	307,898
	A.G. Edwards, Inc.	6,200	518,196
	Abigail Adams National Bancorp, Inc.	389	5,368
	Access National Corp.	1,976	16,658
*	Accredited Home Lenders Holding Co.	2,700	24,435
	Advance America Cash Advance Centers, Inc.	11,500	144,325
	Advanta Corp. Class A	3,085	71,479
	Advanta Corp. Class B	5,150	134,827
* #	Affiliated Managers Group, Inc.	3,900	441,675
	Affirmative Insurance Holdings, Inc.	3,625	46,182
	AFLAC, Inc.	26,668	1,421,671
	Alabama National Bancorporation	3,732	196,900
	Alfa Corp.	12,331	219,492
*	Allegheny Corp.	1,377	567,324
	Alliance Financial Corp.	684	17,914
	Allstate Corp.	39,120	2,141,820
	AMBAC Financial Group, Inc.	13,120	824,198
*	AmComp, Inc.	1,400	13,342
	Amcore Financial, Inc.	4,157	111,324
	Ameriana Bancorp	400	3,800
	American Bancorp of New Jersey, Inc.	2,283	25,341

49

#	American Capital Strategies, Ltd.	26,055	$1,075,811
	American Equity Investment Life Holding Co.	11,550	117,925
	American Express Co.	59,323	3,477,514
	American Financial Group, Inc.	13,825	389,865
*	American Independence Corp.	1,861	19,559
	American International Group, Inc.	178,558	11,784,828
	American National Bankshares, Inc.	1,346	29,424
	American National Insurance Co.	5,093	641,973
*	American Physicians Capital, Inc.	450	17,874
	American River Bankshares	1,185	27,255
*	American Spectrum Realty, Inc.	96	1,882
	American West Bancorporation	2,100	39,396
*	AmeriCredit Corp.	19,500	337,545
	Ameriprise Financial, Inc.	16,772	1,023,260
	Ameris Bancorp	2,000	39,520
*	Amerisafe, Inc.	3,200	52,640
*	AmeriServe Financial, Inc.	3,436	11,682
#	Anchor Bancorp Wisconsin, Inc.	4,015	105,755
	AON Corp.	44,600	1,932,072
	Arrow Financial Corp.	1,636	36,908
	Asset Acceptance Capital Corp.	6,000	67,860
	Associated Banc-Corp.	24,830	700,454
	Assurant, Inc.	15,291	788,098
#	ASTA Funding, Inc.	3,100	114,142
	Astoria Financial Corp.	11,478	299,231
*	Atlantic American Corp.	2,737	8,266
	Atlantic Coast Federal Corp.	1,771	24,829
*	B of I Holding, Inc.	819	5,995
	Baldwin & Lyons, Inc. Class A	327	8,873
	Baldwin & Lyons, Inc. Class B	2,628	72,007
	BancFirst Corp.	2,594	116,963
	Bancorp Rhode Island, Inc.	800	31,544
	BancorpSouth, Inc.	17,300	432,327
	Bank Mutual Corp.	11,020	130,697
	Bank of America Corp.	247,300	12,533,164
	Bank of Commerce Holdings	968	10,251
*	Bank of Florida Corp.	1,529	23,699
	Bank of Granite Corp.	2,764	38,281
	Bank of Hawaii Corp.	8,100	416,421
	Bank of New York Mellon Corp.	36,658	1,482,083
	Bank of the Ozarks, Inc.	1,900	58,121
	BankAtlantic Bancorp, Inc. Class A	6,900	57,201
	BankFinancial Corp.	4,101	63,935
	BankUnited Financial Corp. Class A	4,800	82,080
	Banner Corp.	1,938	62,442
	Bar Harbor Bankshares	433	12,990
	BB&T Corp.	34,960	1,388,961
*	Beach First National Bancshares, Inc.	1,100	20,075
	Bear Stearns Companies, Inc.	6,400	695,424
	Benjamin Franklin Bancorp, Inc.	1,100	14,718
	Berkshire Bancorp, Inc.	1,000	16,460
	Berkshire Hills Bancorp, Inc.	1,500	44,445

50

	Beverly Hills Bancorp, Inc.	3,034	$18,780
*	BFC Financial Corp.	2,200	6,930
#	Blackrock, Inc.	7,500	1,163,250
*	BNCCORP, Inc.	409	7,157
	BOK Financial Corp.	12,179	620,276
	Boston Private Financial Holdings, Inc.	7,834	212,693
	Brooke Corp.	1,300	13,793
	Brookline Bancorp, Inc.	9,317	116,556
	Brown & Brown, Inc.	5,600	150,752
*	Brunswick Bancorp	200	2,280
	Bryn Mawr Bank Corp.	1,568	35,468
	C&F Financial Corp.	721	30,830
	Cadence Financial Corp.	1,717	30,065
	California First National Bancorp	2,006	27,241
	Camco Financial Corp.	900	11,925
	Camden National Corp.	796	28,974
	Capital Bank Corp.	2,288	34,320
#	Capital City Bank Group, Inc.	2,885	90,099
	Capital Corp. of the West	967	18,653
	Capital One Financial Corp.	26,726	1,728,103
	Capital Properties, Inc.	300	7,260
	Capital Southwest Corp.	875	122,894
	Capitol Bancorp, Ltd.	2,500	62,975
	Capitol Federal Financial	10,729	373,584
	Cardinal Financial Corp.	6,000	55,920
	Carrollton Bancorp	277	3,828
	Carver Bancorp, Inc.	200	3,000
	Cash America International, Inc.	3,900	140,634
*	Cash Systems, Inc.	1,000	6,290
	Cathay General Bancorp	8,700	282,837
* #	CB Richard Ellis Group, Inc.	12,700	374,904
* #	Centennial Bank Holdings, Inc.	9,100	61,243
	Center Bancorp, Inc.	2,383	28,382
	Center Financial Corp.	1,400	22,190
	Centerstate Banks of Florida, Inc.	2,100	34,545
	Central Bancorp, Inc.	62	1,488
	Central Pacific Financial Corp.	4,965	157,986
	Central Virginia Bankshares, Inc.	610	11,254
	Centrue Financial Corp.	1,076	20,756
	Century Bancorp, Inc. Class A	599	12,279
	CFS Bancorp, Inc.	1,100	15,719
	Charter Financial Corp.	2,367	109,426
	Chemical Financial Corp.	3,800	96,216
	Chittenden Corp.	7,475	259,980
	Chubb Corp.	28,607	1,462,676
	Cincinnati Financial Corp.	24,730	1,042,122
	CIT Group, Inc.	24,506	920,690
	Citigroup, Inc.	315,445	14,788,062
	Citizens Community Bancorp, Inc.	800	7,200
	Citizens First Bancorp, Inc.	1,640	31,914
	Citizens Holding Co.	600	12,522
#	Citizens Republic Bancorp, Inc.	7,533	132,807

51

	Citizens South Banking Corp.	1,341	$17,031
* #	Citizens, Inc.	7,970	60,094
	City Holding Co.	3,200	118,336
	City National Corp.	10,271	733,247
*	Clayton Holdings, Inc.	600	5,100
#	Clifton Savings Bancorp, Inc.	5,171	58,019
	CNA Financial Corp.	37,390	1,568,884
*	CNA Surety Corp.	7,235	129,941
	CNB Financial Corp.	1,300	18,005
#	CoBiz, Inc.	2,181	39,825
	Codorus Valley Bancorp, Inc.	690	12,558
#	Cohen & Steers, Inc.	3,200	106,336
*	Colonial Bankshares, Inc.	579	6,797
#	Colony Bankcorp, Inc.	1,153	20,927
	Columbia Bancorp	1,306	28,654
	Columbia Banking System, Inc.	2,600	79,326
	Comerica, Inc.	20,000	1,115,600
	Comm Bancorp, Inc.	300	14,901
	Commerce Bancorp, Inc.	30,250	1,111,082
	Commerce Bancshares, Inc.	11,657	544,382
	Commerce Group, Inc.	14,600	465,448
	Commercial National Financial Corp.	300	4,878
	Commonwealth Bankshares, Inc.	790	15,918
*	Community Bancorp	2,590	63,766
	Community Bank System, Inc.	4,810	96,729
	Community Banks, Inc.	4,065	119,348
	Community Bankshares, Inc.	500	7,350
	Community Capital Corp.	553	11,060
	Community Central Bank Corp.	463	3,783
	Community Trust Bancorp, Inc.	2,300	73,623
	Community West Bancshares	983	12,022
	Compass Bancshares, Inc.	6,830	446,340
*	CompuCredit Corp.	8,400	178,248
*	Conseco, Inc.	21,600	303,696
#	Consolidated-Tokoma Land Co.	662	45,499
*	Consumer Portfolio Services, Inc.	4,100	22,550
	Cooperative Bankshares, Inc.	764	12,744
#	Corus Bankshares, Inc.	5,400	72,144
	Countrywide Financial Corp.	32,300	641,155
*	Cowen Group, Inc.	3,200	40,896
*	Cowlitz Bancorporation	573	7,529
	Crawford & Co. Class A	4,758	26,217
	Crawford & Co. Class B	5,480	35,236
*	Crescent Financial Corp.	1,580	16,558
	Cullen Frost Bankers, Inc.	12,500	644,750
	CVB Financial Corp.	10,152	120,910
*	Dearborn Bancorp, Inc.	1,137	14,554
	Delphi Financial Group, Inc. Class A	7,115	286,734
#	Delta Financial Corp.	5,347	29,034
	Dime Community Bancshares	7,400	100,862
*	Discover Financial Services	29,529	683,301
*	Dollar Financial Corp.	1,900	45,562

52

	Donegal Group, Inc. Class A	3,070	$46,142
	Donegal Group, Inc. Class B	1,066	19,465
#	Downey Financial Corp.	5,100	288,609
* #	E*TRADE Financial Corp.	47,751	743,961
	East West Bancorp, Inc.	12,974	464,469
	Eaton Vance Corp.	8,900	341,671
	ECB Bancorp, Inc.	500	12,660
	EMC Insurance Group, Inc.	900	22,005
*	Empire Financial Holding Co.	700	924
*	Encore Capital Group, Inc.	3,100	34,100
#	Enterprise Financial Services Corp.	1,463	33,005
	Erie Indemnity Co.	9,093	508,208
	ESB Financial Corp.	2,292	23,699
	Evans Bancorp, Inc.	216	4,272
*	EZCORP, Inc. Class A	4,900	59,633
#	F.N.B. Corp.	9,967	169,240
	FBL Financial Group, Inc. Class A	6,105	238,889
	Federal Agriculture Mortgage Corp. Class C	1,676	54,638
	Federal Home Loan Mortgage Corporation	35,970	2,216,112
	Federal National Mortgage Association	40,438	2,653,137
	Federal Trust Corp.	936	4,446
	Federated Investors, Inc.	7,900	277,369
	Fidelity Bancorp, Inc.	200	3,202
	Fidelity National Financial, Inc.	31,870	579,715
	Fidelity Southern Corp.	1,600	22,336
	Fifth Third Bancorp	38,080	1,359,075
	Financial Federal Corp.	4,660	142,177
	Financial Institutions, Inc.	1,490	29,115
*	First Acceptance Corp.	9,200	77,372
	First Albany Companies, Inc.	700	959
	First American Corp.	15,297	639,874
	First Bancorp	2,224	43,479
	First Bancorp of Indiana, Inc.	96	1,519
	First Bancshares, Inc.	200	3,254
	First Busey Corp.	2,452	48,304
*	First Cash Financial Services, Inc.	4,100	87,822
	First Charter Corp.	5,600	167,552
	First Citizens BancShares, Inc.	1,571	278,460
#	First Commonwealth Financial Corp.	9,491	104,496
	First Community Bancorp	6,710	364,085
	First Community Bancshares, Inc.	1,747	57,913
	First Defiance Financial Corp.	1,621	44,140
	First Federal Bancshares of Arkansas, Inc.	702	12,636
	First Federal Bankshares, Inc.	600	10,608
	First Federal of Northern Michigan Bancorp, Inc.	300	2,400
	First Financial Bancorp	7,100	95,779
	First Financial Bankshares, Inc.	2,465	104,269
	First Financial Corp.	1,900	57,380
	First Financial Holdings, Inc.	2,100	66,885
	First Financial Service Corp.	717	19,938
	First Franklin Corp.	197	2,679
#	First Horizon National Corp.	15,457	474,221

53

	First Indiana Corp.	2,325	$71,889
*	First Keystone Financial, Inc.	270	3,483
	First M&F Corp.	1,750	31,500
#	First Marblehead Corp.	4,500	150,705
*	First Mariner Bancorp, Inc.	765	6,977
	First Merchants Corp.	3,000	63,570
	First Midwest Bancorp, Inc.	9,089	311,662
	First Mutual Bancshares, Inc.	1,102	28,839
*	First National Bancshares, Inc.	300	4,237
	First National Lincoln Corp.	1,850	28,231
	First Niagara Financial Group, Inc.	18,840	266,209
	First PacTrust Bancorp, Inc.	633	14,432
	First Place Financial Corp.	2,600	45,812
*	First Regional Bancorp	1,200	28,200
	First Republic Bank	3,301	180,070
	First Security Group, Inc.	915	9,516
#	First South Bancorp, Inc.	1,268	35,149
	First State Bancorporation	2,700	52,137
	First United Corp.	1,215	24,798
	First West Virginia Bancorp, Inc.	200	3,770
	Firstbank Corp.	984	17,091
*	FirstCity Financial Corp.	1,752	15,470
* #	FirstFed Financial Corp.	3,000	150,750
	FirstMerit Corp.	11,600	224,112
	Flagstar Bancorp, Inc.	9,700	119,310
	Flushing Financial Corp.	3,700	60,754
	FNB Corp.	1,355	42,682
	FNB United Corp.	2,143	34,074
	Forest City Enterprises, Inc. Class B	1,146	63,374
*	FPIC Insurance Group, Inc.	1,780	71,431
*	Franklin Bank Corp.	4,100	37,679
* #	Franklin Credit Management Corp.	900	4,500
	Franklin Resources, Inc.	12,510	1,648,443
	Fremont General Corp.	5,830	26,235
	Frontier Financial Corp.	5,118	125,800
	Fulton Financial Corp.	28,805	423,433
	Gallagher (Arthur J.) & Co.	11,600	342,548
	GAMCO Investors, Inc.	1,050	56,416
	Gateway Financial Holdings, Inc.	3,101	44,189
	GB&T Bancshares, Inc.	2,463	31,773
	German American Bancorp, Inc.	2,128	29,324
*	GFI Group, Inc.	1,414	104,636
	Glacier Bancorp, Inc.	6,300	138,348
	Gouverneur Bancorp, Inc.	200	2,210
	Great American Financial Resources, Inc.	7,607	185,307
*	Great Lakes Bancorp, Inc.	2,775	32,856
	Great Pee Dee Bancorp, Inc.	162	3,449
	Great Southern Bancorp, Inc.	2,031	54,837
	Greater Bay Bancorp	7,900	222,385
	Greater Community Bancorp	1,284	18,618
	Greene Bancshares, Inc.	1,734	61,505
#	Greenhill & Co., Inc.	2,400	138,960

54

*	Grubb & Ellis Co.	1,847	$16,734
	GS Financial Corp.	400	7,290
	Guaranty Federal Bancshares, Inc.	555	16,789
	Habersham Bancorp	200	3,342
*	Hallmark Financial Services, Inc.	4,989	59,369
	Hancock Holding Co.	3,000	120,000
	Hanmi Financial Corp.	6,410	99,227
	Hanover Insurance Group, Inc.	7,900	337,962
	Harleysville Group, Inc.	4,800	154,848
	Harleysville National Corp.	4,430	74,025
	Harleysville Savings Financial Corp.	573	8,463
	Harrington West Financial Group, Inc.	979	14,587
	Hartford Financial Services Group, Inc.	22,658	2,014,523
	Hawthorn Bancshares, Inc.	638	19,172
	HCC Insurance Holdings, Inc.	23,471	648,034
#	Heartland Financial USA, Inc.	2,756	55,974
	Heritage Commerce Corp.	1,767	36,135
	Heritage Financial Corp.	912	20,940
	Heritage Financial Group	1,900	25,517
	HF Financial Corp.	483	7,994
	Hilb Rogal Hamilton Co.	7,800	364,260
	Hingham Institution for Savings	200	6,030
	HMN Financial, Inc.	989	29,373
	Home Federal Bancorp	553	14,931
	Home Federal Bancorp, Inc.	4,135	57,270
	HopFed Bancorp, Inc.	358	5,549
	Horace Mann Educators Corp.	6,600	127,644
	Horizon Financial Corp.	2,975	61,761
*	HouseValues, Inc.	100	399
	Hudson City Bancorp, Inc.	66,679	948,175
	Huntington Bancshares, Inc.	44,735	769,889
	IBERIABANK Corp.	1,587	79,620
	IBT Bancorp, Inc.	462	8,501
	Imperial Capital Bancorp, Inc.	300	10,380
	Independence Holding Co.	2,652	52,642
	Independent Bank Corp. MA	2,100	61,845
	Independent Bank Corp. MI	2,881	33,737
#	IndyMac Bancorp, Inc.	8,800	212,960
	Infinity Property & Casualty Corp.	2,500	103,650
	Integra Bank Corp.	2,600	49,504
	International Bancshares Corp.	11,805	271,751
	International Securities Exchange Holdings, Inc.	2,821	187,314
	Intervest Bancshares Corp.	1,000	25,640
*	Investment Technology Group, Inc.	5,200	210,444
*	Investors Capital Holdings, Ltd.	600	2,910
	Investors Title Co.	326	13,366
	Irwin Financial Corp.	5,200	55,380
#	Janus Capital Group, Inc.	26,782	712,133
	Jefferies Group, Inc.	24,613	635,508
	Jefferson Bancshares, Inc.	1,078	12,009
	Jones Lang LaSalle, Inc.	2,100	234,528
	JPMorgan Chase & Co.	219,963	9,792,753

55

	Kearny Financial Corp.	200	$2,642
	Kentucky First Federal Bancorp	216	2,133
	KeyCorp	22,820	759,906
	K-Fed Bancorp	1,830	25,108
*	KMG America Corp.	100	384
	KNBT Bancorp, Inc.	4,245	62,444
*	Knight Capital Group, Inc.	17,200	236,328
* #	LaBranche & Co., Inc.	800	5,032
#	Lakeland Bancorp, Inc.	3,767	48,406
	Lakeland Financial Corp.	1,594	37,124
#	LandAmerica Financial Group, Inc.	3,000	166,170
	Landmark Bancorp, Inc.	338	9,210
	Leesport Financial Corp.	1,124	21,165
	Legacy Bancorp, Inc.	1,706	24,362
	Legg Mason, Inc.	16,200	1,406,484
#	Lehman Brothers Holdings, Inc.	30,140	1,652,576
#	Leucadia National Corp.	24,329	1,079,721
	Lincoln Bancorp	915	14,411
	Lincoln National Corp.	17,444	1,061,991
#	LNB Bancorp, Inc.	1,858	27,071
	Loews Corp.	38,226	1,797,004
	LSB Corp.	600	9,660
	LSB Financial Corp.	210	5,144
	M&T Bank Corp.	8,800	931,744
#	Macatawa Bank Corp.	2,132	30,296
	MAF Bancorp, Inc.	7,310	392,474
	MainSource Financial Group, Inc.	4,150	72,791
*	Markel Corp.	1,500	713,490
*	MarketAxess Holdings, Inc.	4,300	74,949
*	Marlin Business Services, Inc.	2,000	33,140
	Marsh & McLennan Companies, Inc.	39,261	1,046,306
	Marshall & Ilsley Corp.	31,513	1,377,433
	MASSBANK Corp.	750	25,335
	Mayflower Bancorp, Inc.	210	2,415
	MB Financial, Inc.	6,313	222,281
	MBIA, Inc.	16,119	967,140
	MBT Financial Corp.	2,998	36,516
	MCG Capital Corp.	10,800	156,816
*	Meadowbrook Insurance Group, Inc.	800	7,064
	Medallion Financial Corp.	4,200	46,158
	Mercantile Bancorp, Inc.	1,100	25,245
	Mercantile Bank Corp.	960	21,542
	Mercer Insurance Group, Inc.	1,135	20,316
	Merchants Bancshares, Inc.	1,283	31,036
	Mercury General Corp.	11,900	626,892
	Merrill Lynch & Co., Inc.	47,950	3,533,915
	Meta Financial Group, Inc.	354	14,089
	MetLife, Inc.	46,945	3,006,827
	MetroCorp Bancshares, Inc.	1,964	33,584
	MFB Corp.	200	6,068
#	MGIC Investment Corp.	11,910	359,206
	MicroFinancial, Inc.	2,809	16,994

56

	Mid Penn Bancorp, Inc.	430	$10,857
	Midland Co.	3,231	176,962
	MidSouth Bancorp, Inc.	879	21,492
	Midwest Banc Holdings, Inc.	3,800	56,848
	MidWestOne Financial Group, Inc.	438	7,336
	Monroe Bancorp	885	16,594
	Moody’s Corp.	11,320	519,022
	Morgan Stanley	67,860	4,232,428
*	Move, Inc.	21,200	63,600
	Municipal Mortgage & Equity, L.L.C.	1,313	31,315
	MutualFirst Financial, Inc.	632	10,911
	Nara Bancorp, Inc.	3,581	56,723
* #	Nasdaq Stock Market, Inc.	21,275	694,841
	National City Corp.	37,101	998,388
	National Financial Partners Corp.	6,910	337,208
#	National Penn Bancshares, Inc.	7,504	133,196
	National Security Group, Inc.	200	3,366
	National Western Life Insurance Co. Class A	500	129,500
	Nationwide Financial Services, Inc.	8,014	428,909
*	Navigators Group, Inc.	3,800	205,960
	NBT Bancorp, Inc.	5,414	118,783
#	Nelnet, Inc. Class A	6,700	118,322
#	NetBank, Inc.	3,200	352
	New England Bancshares, Inc.	945	11,349
	New Hampshire Thrift Bancshares, Inc.	779	12,152
	New Westfield Financial, Inc.	5,511	55,716
	New York Community Bancorp, Inc.	45,080	797,465
	NewAlliance Bancshares, Inc.	20,638	307,713
*	NewBridge Bancorp	2,376	29,866
*	Newtek Business Services, Inc.	2,880	4,666
*	NexCen Brands, Inc.	8,000	54,640
	North Central Bancshares, Inc.	200	7,800
*	North Pointe Holdings Corp.	200	2,056
	North Valley Bancorp	1,261	26,620
	Northeast Bancorp	200	3,370
*	Northeast Community Bancorp, Inc.	1,956	20,342
	Northern Trust Corp.	17,613	1,082,495
	Northrim BanCorp, Inc.	1,096	28,090
	Northway Financial, Inc.	200	7,200
#	Northwest Bancorp, Inc.	8,963	261,361
	Norwood Financial Corp.	340	10,378
	Nuveen Investments, Inc.	2,800	174,104
	NYMAGIC, Inc.	2,000	60,120
#	NYSE Euronext	7,600	552,900
	Oak Hill Financial, Inc.	900	28,359
	OceanFirst Financial Corp.	2,197	38,579
*	Ocwen Financial Corp.	8,438	79,148
	Odyssey Re Holdings Corp.	11,330	410,373
	Ohio Valley Banc Corp.	662	16,881
#	Old National Bancorp	11,030	175,156
	Old Republic International Corp.	29,596	538,351
	Old Second Bancorp, Inc.	2,536	75,421

57

	Omega Financial Corp.	2,158	$56,993
	optionsXpress Holding, Inc.	400	9,408
	PAB Bankshares, Inc.	1,680	28,157
	Pacific Capital Bancorp	6,300	158,886
	Pacific Continental Corp.	1,956	29,927
*	Pacific Mercantile Bancorp	1,400	24,486
*	Pacific Premier Bancorp, Inc.	670	7,069
*	Pacific State Bancorp	500	8,500
	Pamrapo Bancorp, Inc.	800	14,408
	Park Bancorp, Inc.	153	4,671
#	Park National Corp.	2,108	191,659
	Parkvale Financial Corp.	999	29,471
	Partners Trust Financial Group, Inc.	7,429	90,188
	Patriot Capital Funding, Inc.	4,373	59,342
	Peapack-Gladstone Financial Corp.	1,372	35,809
* #	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	4,389	23,788
	Penns Woods Bancorp, Inc.	699	22,822
*	Pennsylvania Commerce Bancorp, Inc.	1,236	33,693
	Peoples Bancorp of North Carolina	966	16,664
	Peoples Bancorp, Inc.	2,500	65,825
	Peoples Bancorp, Inc. IN	470	8,925
	Peoples Community Bancorp	1,000	15,780
#	People’s United Financial, Inc.	14,490	256,183
	PFF Bancorp, Inc.	3,300	57,816
*	Philadelphia Consolidated Holding Corp.	14,031	561,521
*	Pico Holdings, Inc.	3,100	136,400
	Pinnacle Bancshares, Inc.	200	2,910
*	Pinnacle Financial Partners, Inc.	2,350	67,210
*	Piper Jaffray Companies, Inc.	200	10,272
*	PMA Capital Corp. Class A	7,202	72,380
	PMI Group, Inc.	14,270	452,074
	PNC Financial Services Group, Inc.	22,176	1,560,525
#	Portfolio Recovery Associates, Inc.	2,500	128,400
	Premier Financial Bancorp, Inc.	600	8,406
	Presidential Life Corp.	700	12,110
	Princeton National Bancorp, Inc.	546	15,550
	Principal Financial Group, Inc.	17,120	949,989
#	PrivateBancorp, Inc.	2,200	73,656
*	ProAssurance Corp.	7,400	389,092
	ProCentury Corp.	2,390	33,890
#	Progressive Corp.	42,780	870,145
	Prosperity Bancshares, Inc.	9,234	311,832
	Protective Life Corp.	11,000	459,800
	Providence Community Bancshares, Inc.	200	3,951
	Provident Bankshares Corp.	4,710	145,539
	Provident Financial Holdings, Inc.	1,135	26,355
	Provident Financial Services, Inc.	9,820	164,976
	Provident New York Bancorp	6,700	92,527
	Prudential Financial, Inc.	32,850	2,949,273
	PSB Holdings, Inc.	1,100	10,791
	Pulaski Financial Corp.	1,699	23,854

58

#	QC Holdings, Inc.	1,940	$28,033
	Radian Group, Inc.	6,610	116,600
	Rainier Pacific Financial Group, Inc.	1,226	19,812
	Raymond James Financial, Inc.	22,783	747,055
	Regions Financial Corp.	39,516	1,236,851
	Reinsurance Group of America, Inc.	12,000	651,720
	Renasant Corp.	2,526	50,520
	Republic Bancorp, Inc. Class A	2,799	42,545
*	Republic First Bancorp, Inc.	1,166	9,468
#	Resource America, Inc.	2,658	40,508
*	Rewards Network, Inc.	4,155	16,828
	Riverview Bancorp, Inc.	1,819	27,158
	RLI Corp.	4,757	286,134
	Rockville Financial, Inc.	1,100	15,895
	Rome Bancorp, Inc.	1,300	15,496
	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	33,502
*	RTW, Inc.	100	830
	Rurban Financial Corp.	749	9,512
	S&T Bancorp, Inc.	4,762	167,670
#	S.Y. Bancorp, Inc.	1,651	43,768
	SAFECO Corp.	16,720	970,094
	Salisbury Bancorp, Inc.	200	6,770
	Sanders Morris Harris Group, Inc.	4,904	48,501
	Sandy Spring Bancorp, Inc.	2,100	65,793
	SCBT Financial Corp.	1,660	59,196
	Schwab (Charles) Corp.	51,501	1,019,720
*	SCPIE Holdings, Inc.	1,870	36,465
*	Seabright Insurance Holdings	4,422	76,191
#	Seacoast Banking Corp. of Florida	3,161	55,412
#	Security Bank Corp.	3,302	45,469
*	Security National Financial Corp. Class A	735	3,374
	SEI Investments Co.	10,636	269,835
	Selective Insurance Group, Inc.	10,900	229,990
	Shore Financial Corp.	320	4,126
	Siebert Financial Corp.	3,562	12,859
#	Sierra Bancorp	1,326	38,189
	Simmons First National Corp. Class A	2,411	65,531
	SLM Corp.	10,930	549,560
	South Financial Group, Inc.	8,800	201,960
#	South Street Financial Corp.	600	4,350
*	Southcoast Financial Corp.	1,091	18,863
	Southern Community Financial Corp.	3,325	25,204
*	Southern Connecticut Bancorp, Inc.	300	2,205
*	Southern First Bancshares, Inc.	406	7,535
#	Southside Bancshares, Inc.	1,519	32,051
	Southwest Bancorp, Inc.	2,304	49,167
	Southwest Georgia Financial Corp.	300	5,763
	Sovereign Bancorp, Inc.	58,303	1,054,118
	StanCorp Financial Group, Inc.	11,300	532,230
	State Auto Financial Corp.	6,238	186,641
	State Bancorp, Inc.	2,798	45,607
#	State Street Corp.	18,088	1,109,880

59

	Sterling Bancorp	2,678	$39,581
	Sterling Bancshares, Inc.	12,365	141,332
	Sterling Financial Corp.	6,647	169,299
	Sterling Financial Corp. (PA)	4,976	87,130
	Stewart Information Services Corp.	3,400	126,004
*	Stifel Financial Corp.	3,000	162,420
*	Stratus Properties, Inc.	1,854	60,904
	Student Loan Corp.	4,173	823,124
	Suffolk Bancorp	1,174	37,122
*	Sun American Bancorp	787	5,509
*	Sun Bancorp, Inc.	3,827	63,796
	SunTrust Banks, Inc.	24,848	1,956,780
* #	Superior Bancorp	4,321	40,617
	Susquehanna Bancshares, Inc.	6,300	123,858
	Sussex Bancorp	300	3,965
*	SVB Financial Group	4,400	218,944
	SWS Group, Inc.	4,800	85,152
	Synergy Financial Group, Inc.	1,685	23,657
	Synovus Financial Corp.	28,200	778,884
	T. Rowe Price Group, Inc.	18,763	962,917
	Taylor Capital Group, Inc.	2,300	68,862
	TCF Financial Corp.	20,900	528,143
*	TD Ameritrade Holding Corp.	35,000	635,250
	Team Financial, Inc.	400	6,180
	Teche Holding Co.	100	4,175
*	Tejon Ranch Co.	1,400	57,932
#	Temecula Valley Bancorp, Inc.	1,218	20,170
	TF Financial Corp.	600	16,212
*	The Bancorp, Inc.	1,800	36,504
#	The Colonial BancGroup, Inc.	31,683	672,313
	The Goldman Sachs Group, Inc.	17,653	3,107,105
*	The Intergroup Corp.	200	3,648
	The Phoenix Companies, Inc.	1,300	18,005
	The Savannah Bancorp, Inc.	930	22,785
#	The St. Joe Corp.	5,902	186,621
	The Travelers Companies, Inc.	42,780	2,162,101
#	The Wilber Corp.	1,225	11,607
	TIB Financial Corp.	1,700	18,632
	TierOne Corp.	2,296	51,476
	Timberland Bancorp, Inc.	1,600	25,456
#	Tompkins County Trustco, Inc.	1,471	56,781
	Torchmark Corp.	13,110	807,052
	Tower Financial Corp.	350	4,900
	Tower Group, Inc.	3,200	80,352
*	Tradestation Group, Inc.	4,600	50,922
	Transatlantic Holdings, Inc.	9,198	651,494
* #	Triad Guaranty, Inc.	2,300	38,479
	Trico Bancshares	2,222	49,773
#	TrustCo Bank Corp. NY	9,348	104,511
	Trustmark Corp.	7,086	200,109
	U.S. Bancorp	72,240	2,336,964
	UCBH Holdings, Inc.	18,893	314,002

60

	UMB Financial Corp.	7,900	$349,970
	Umpqua Holdings Corp.	8,354	181,282
*	Unico American Corp.	100	1,191
	Union Bankshares Corp.	1,949	45,217
	Union Bankshares, Inc.	561	11,371
	UnionBanCal Corp.	17,740	1,042,757
	United Bancshares, Inc.	492	7,326
	United Bankshares, Inc.	5,800	181,540
*	United Capital Corp.	1,378	36,448
#	United Community Banks, Inc.	7,400	179,746
	United Community Financial Corp.	4,719	34,873
	United Financial Bancorp, Inc.	3,849	49,460
	United Fire & Casualty Co.	5,500	208,945
*	United PanAm Financial Corp.	2,900	25,404
#	United Security Bancshares CA	1,336	25,384
#	United Western Bancorp, Inc.	1,800	39,420
	Unitrin, Inc.	11,800	536,428
	Unity Bancorp, Inc.	603	7,085
*	Universal American Financial Corp.	5,200	107,952
#	Univest Corporation of Pennsylvania	2,192	51,117
	Unum Group	49,290	1,206,126
	USB Holding Co., Inc.	3,704	86,340
#	Valley National Bancorp	15,463	351,010
#	Vineyard National Bancorp Co.	2,597	47,707
* #	Virginia Commerce Bancorp, Inc.	3,135	45,928
	Virginia Financial Group, Inc.	2,014	40,663
	W. R. Berkley Corp.	26,149	781,594
	Wachovia Corp.	106,608	5,221,660
	Waddell & Reed Financial, Inc.	6,800	168,912
	Wainwright Bank & Trust Co.	1,396	17,729
	Washington Banking Co.	1,310	20,672
	Washington Federal, Inc.	16,831	446,695
	Washington Mutual, Inc.	49,450	1,815,804
	Washington Savings Bank, F.S.B.	786	5,313
	Washington Trust Bancorp, Inc.	2,148	55,719
	Wayne Savings Bancshares, Inc.	275	3,627
	Webster Financial Corp.	9,384	398,445
	Wells Fargo & Co.	169,221	6,183,335
	Wesbanco, Inc.	3,300	88,209
	Wesco Financial Corp.	1,133	447,252
	West Bancorporation	2,360	35,990
	West Coast Bancorp	1,603	43,954
#	Westamerica Bancorporation	3,804	184,684
* #	Western Alliance Bancorp	5,000	134,300
	Westwood Holdings Group, Inc.	500	14,240
	Whitney Holding Corp.	13,500	373,950
	Willow Financial Bancorp, Inc.	2,798	34,751
	Wilmington Trust Corp.	14,300	573,430
	Wilshire Bancorp, Inc.	3,773	42,522
*	Wilshire Enterprises, Inc.	100	440
	Wintrust Financial Corp.	4,300	185,502
*	World Acceptance Corp.	2,128	65,989

61

	WVS Financial Corp.	300	$4,920
	Yardville National Bancorp	1,700	58,123
	Zenith National Insurance Corp.	7,764	334,706
	Zions Bancorporation	15,260	1,077,356
* #	ZipRealty, Inc.	4,100	30,545
Total Financials			220,416,365

Health Care — (10.5%)
*	Abaxis, Inc.	3,300	64,152
	Abbott Laboratories	76,605	3,976,566
*	Abiomed, Inc.	1,941	23,894
* #	Abraxis Bioscience, Inc.	8,700	190,878
*	Acadia Pharmaceuticals, Inc.	3,700	53,243
*	Accelrys, Inc.	6,374	38,690
*	Acusphere, Inc.	3,000	3,900
* #	Adolor Corp.	4,100	15,334
*	Advanced Life Sciences Holdings, Inc.	7,400	13,098
* #	Advanced Medical Optics, Inc.	11,800	339,132
* #	ADVENTRX Pharmaceuticals, Inc.	13,200	27,324
	Aetna, Inc.	36,200	1,842,942
*	Affymetrix, Inc.	10,800	244,728
*	Air Methods Corp.	2,000	79,260
* #	Akorn, Inc.	6,100	46,360
*	Albany Molecular Research, Inc.	5,500	80,410
*	Alexion Pharmaceuticals, Inc.	2,700	163,269
*	Align Technology, Inc.	4,900	111,377
*	Alkermes, Inc.	7,587	127,841
	Allergan, Inc.	12,600	756,126
*	Alliance Imaging, Inc.	3,600	31,716
*	Allied Healthcare International, Inc.	8,375	17,336
*	Allied Healthcare Products, Inc.	900	5,504
*	Allion Healthcare, Inc.	3,927	25,054
*	Allos Therapeutics, Inc.	4,300	20,296
* #	Allscripts Healthcare Solutions, Inc.	7,136	161,345
* #	Alnylam Pharmaceuticals, Inc.	4,200	98,154
	Alpharma, Inc. Class A	7,510	171,979
*	Amag Pharmaceuticals, Inc.	1,255	68,586
*	Amedisys, Inc.	4,134	156,183
*	America Services Group, Inc.	1,900	21,869
*	American Dental Partners, Inc.	2,847	68,186
* #	American Medical Systems Holdings, Inc.	11,115	204,516
	American Shared Hospital Services	508	2,134
*	AMERIGROUP Corp.	9,200	291,364
	AmerisourceBergen Corp.	27,860	1,333,101
*	Amgen, Inc.	32,400	1,623,564
*	AMICAS, Inc.	8,931	28,847
*	AMN Healthcare Services, Inc.	4,300	76,669
*	Amsurg Corp.	6,500	153,335
*	Amylin Pharmaceuticals, Inc.	4,500	220,635
	Analogic Corp.	3,081	212,774
*	Anesiva, Inc.	4,300	27,993
*	AngioDynamics, Inc.	568	11,053

62

*	Anika Therapeutics, Inc.	1,070	$19,506
* #	Antigenics, Inc.	6,699	16,614
*	AP Pharma, Inc.	57	120
	Applera Corp. - Applied Biosystems Group	9,770	308,830
*	Applera Corp. - Celera Group	12,710	167,391
* #	Apria Healthcare Group, Inc.	7,900	210,377
*	Aradigm Corp.	500	580
* #	Arena Pharmaceuticals, Inc.	11,100	148,740
* #	Ariad Pharmaceuticals, Inc.	4,200	20,874
* #	Arqule, Inc.	6,773	55,539
*	Array BioPharma, Inc.	3,000	34,050
*	Arrhythmia Research Technology, Inc.	200	2,538
	Arrow International, Inc.	4,400	198,572
*	Arthrocare Corp.	4,300	240,886
*	Aspect Medical Systems, Inc.	1,400	17,612
* #	AtheroGenics, Inc.	2,100	5,754
*	AtriCure, Inc.	1,100	11,561
	Atrion Corp.	300	34,050
*	ATS Medical, Inc.	1,700	2,618
* #	Avalon Pharmaceuticals, Inc.	1,800	11,106
*	AVANIR Pharmaceuticals Class A	4,700	10,152
*	Avant Immunotherapeutics, Inc.	300	158
* #	AVI BioPharma, Inc.	3,800	9,918
*	Avigen, Inc.	4,451	22,923
	Bard (C.R.), Inc.	6,300	525,357
*	Barr Laboratories, Inc.	10,240	521,011
*	Barrier Therapeutics, Inc.	4,000	26,920
	Bausch & Lomb, Inc.	8,999	568,737
	Baxter International, Inc.	32,588	1,784,519
	Beckman Coulter, Inc.	9,336	671,725
	Becton Dickinson & Co.	11,059	850,879
*	Bentley Pharmaceuticals, Inc.	3,300	40,524
*	Bioanalytical Systems, Inc.	400	2,702
*	BioCryst Pharmaceuticals, Inc.	1,000	11,140
*	Biogen Idec, Inc.	21,650	1,381,703
*	Bio-Imaging Technologies, Inc.	1,100	7,161
*	BioLase Technology, Inc.	1,000	6,920
*	BioMarin Pharmaceutical, Inc.	7,294	156,675
*	Bio-Rad Laboratories, Inc. Class A	4,000	337,280
*	Bio-Rad Laboratories, Inc. Class B	388	32,592
*	Bio-Reference Laboratories, Inc.	1,600	46,400
* #	BioSante Pharmaceuticals, Inc.	600	3,480
*	BioScrip, Inc.	6,200	36,022
*	BioSphere Medical, Inc.	1,575	8,190
*	Boston Scientific Corp.	40,550	520,257
*	Bovie Medical Corp.	900	6,075
*	Bradley Pharmaceuticals, Inc.	3,110	60,832
	Bristol-Myers Squibb Co.	77,308	2,253,528
#	Brookdale Senior Living, Inc.	14,400	527,328
*	Bruker BioSciences Corp.	13,667	97,582
* #	BSD Medical Corp.	2,100	14,595
*	Caliper Life Sciences, Inc.	8,060	44,249

63

	Cambrex Corp.	3,800	$47,386
*	Candela Corp.	2,000	14,440
*	Cantel Medical Corp.	3,000	46,200
*	Capital Senior Living Corp.	3,760	30,456
*	Caraco Pharmaceutical Laboratories, Ltd.	2,100	31,059
*	Cardiac Science Corp.	5,250	49,403
	Cardinal Health, Inc.	16,938	1,158,220
*	Cardiotech International, Inc.	200	246
*	Celgene Corp.	17,183	1,103,320
*	Cell Genesys, Inc.	7,600	28,728
* #	Cell Therapeutics, Inc.	200	764
*	Celsion Corp.	1,200	6,900
*	Centene Corp.	5,500	111,155
*	Cephalon, Inc.	6,200	465,310
*	Cepheid, Inc.	7,300	136,364
* #	Cerner Corp.	5,900	336,536
*	Cerus Corp.	5,700	39,444
*	Chad Therapeutics, Inc.	700	658
*	Charles River Laboratories International, Inc.	14,190	744,691
	Chemed Corp.	4,000	248,160
*	Cholestech Corp.	1,900	39,311
	Cigna Corp.	14,500	749,360
*	Clinical Data, Inc.	1,300	33,800
*	Collagenex Pharmaceuticals, Inc.	2,900	37,178
* #	Columbia Laboratories, Inc.	1,100	2,310
*	Combinatorx, Inc.	3,524	23,576
*	Community Health Systems, Inc.	18,361	637,678
	Computer Programs & Systems, Inc.	500	13,285
* #	Conceptus, Inc.	1,900	33,250
*	Conmed Corp.	4,900	142,345
#	Cooper Companies, Inc.	9,500	463,220
*	Cortex Pharmaceuticals, Inc.	2,000	3,800
*	Corvel Corp.	1,700	42,619
*	Covance, Inc.	8,500	623,220
*	Coventry Health Care, Inc.	11,702	671,344
*	Critical Therapeutics, Inc.	13,232	26,729
*	Criticare Systems, Inc.	900	3,150
*	Cross Country Healthcare, Inc.	6,500	110,955
*	CryoLife, Inc.	2,300	21,229
*	Cubist Pharmaceuticals, Inc.	4,200	96,096
*	CuraGen Corp.	4,200	4,956
*	Curis, Inc.	600	600
*	Cutera, Inc.	1,800	40,086
*	CV Therapeutics, Inc.	7,000	67,620
* #	Cyberonics, Inc.	1,600	24,144
*	Cyclacel Pharmaceuticals, Inc.	2,623	13,902
*	Cynosure, Inc. Class A	1,000	31,380
*	Cypress Bioscience, Inc.	4,400	58,344
*	Cytogen Corp.	2,700	2,565
*	Cytomedix, Inc.	900	990
*	Cytori Therapeutics, Inc.	2,800	14,504
* #	Cytyc Corp.	13,498	576,905

64

	Dade Behring Holdings, Inc.	10,800	$815,508
	Datascope Corp.	3,040	101,414
*	DaVita, Inc.	6,400	368,128
*	Daxor Corp.	1,000	17,150
* #	Dendreon Corp.	10,700	85,065
	Dentsply International, Inc.	10,704	421,524
*	DepoMed, Inc.	3,400	6,188
*	Digirad Corp.	3,700	11,507
*	Dionex Corp.	1,500	108,645
* #	Discovery Laboratories, Inc.	4,800	11,088
*	DJO, Inc.	2,840	138,251
*	DOV Pharmaceutical, Inc.	100	23
*	Durect Corp.	4,000	20,280
*	DUSA Pharmaceuticals, Inc.	700	1,498
* #	Dyadic International, Inc.	2,300	11,033
*	Dyax Corp.	4,500	17,505
*	Dynavax Technologies Corp.	3,400	13,532
*	Eclipsys Corp.	3,901	90,074
*	Edwards Lifesciences Corp.	8,700	420,210
	Eli Lilly & Co.	56,444	3,237,063
* #	Elite Pharmaceuticals, Inc.	1,000	2,400
*	Emeritus Corp.	1,991	54,056
* #	Emisphere Technologies, Inc.	2,529	10,419
*	Encysive Pharmaceuticals, Inc.	2,400	4,416
*	Endo Pharmaceuticals Holdings, Inc.	7,400	235,912
*	Endologix, Inc.	10,230	36,521
* #	Enzo Biochem, Inc.	5,700	102,657
* #	Enzon Pharmaceuticals, Inc.	9,600	77,856
*	EPIX Pharmaceuticals, Inc.	4,366	19,210
*	eResearch Technology, Inc.	7,378	80,273
*	etrials Worldwide, Inc.	1,100	4,807
* #	ev3, Inc.	9,511	145,613
*	Exact Sciences Corp.	2,400	6,888
*	Exactech, Inc.	2,000	32,120
*	Exelixis, Inc.	8,300	93,375
*	Express Scripts, Inc.	16,600	908,850
*	E-Z-EM, Inc.	2,553	37,912
*	Farville, Inc.	4,400	14,036
*	Five Star Quality Care, Inc.	3,800	30,134
*	Forest Laboratories, Inc.	12,071	454,232
*	Gene Logic, Inc.	4,177	5,347
*	Genentech, Inc.	41,348	3,093,244
* #	Genitope Corp.	8,616	30,070
*	Gen-Probe, Inc.	6,500	416,130
*	Gentiva Health Services, Inc.	6,165	127,862
*	GenVec, Inc.	3,700	8,695
*	Genzyme Corp.	13,310	830,677
* #	Geron Corp.	9,000	64,710
*	Gilead Sciences, Inc.	46,480	1,690,478
*	Greatbatch, Inc.	5,000	150,000
*	Haemonetics Corp.	3,400	168,776
*	Halozyme Therapeutics, Inc.	5,300	46,693

65

* #	Hana Biosciences, Inc.	1,300	$2,067
*	Hanger Orthopedic Group, Inc.	4,600	48,438
*	Harvard Bioscience, Inc.	7,727	35,544
	Health Management Associates, Inc.	35,800	243,798
*	Health Net, Inc.	9,240	506,260
*	HealthExtras, Inc.	7,400	208,014
*	Healthspring, Inc.	1,600	29,904
*	HealthStream, Inc.	2,388	7,642
*	HealthTronics, Inc.	4,100	19,516
*	Healthways, Inc.	4,800	239,040
*	Hemispherx Biopharma, Inc.	850	978
*	Henry Schein, Inc.	7,100	413,149
	Hillenbrand Indutries, Inc.	10,100	581,255
*	Hi-Tech Pharmacal Co., Inc.	2,250	25,650
*	HLTH Corp.	32,100	474,438
*	HMS Holdings Corp.	3,100	73,005
*	Hollis-Eden Pharmaceuticals, Inc.	2,500	3,875
* #	Hologic, Inc.	8,830	469,315
	Hooper Holmes, Inc.	10,000	22,300
*	Hospira, Inc.	9,555	369,301
* #	Human Genome Sciences, Inc.	8,828	81,306
*	Humana, Inc.	11,410	731,267
*	ICU Medical, Inc.	2,400	90,744
*	Idenix Pharmaceuticals, Inc.	100	266
*	Idera Pharmaceuticals, Inc.	1,200	10,260
*	IDEXX Laboratories, Inc.	2,400	268,200
*	IDM Pharma, Inc.	1,204	2,023
* #	I-Flow Corp.	3,010	54,090
*	Illumina, Inc.	2,801	135,260
*	ImClone Systems, Inc.	14,100	480,246
*	Immtech International, Inc.	2,100	15,120
*	Immucor, Inc.	3,450	115,058
*	Immunicon Corp.	2,600	2,964
*	ImmunoGen, Inc.	6,686	29,886
* #	Immunomedics, Inc.	8,500	17,765
*	Implant Sciences Corp.	1,200	2,580
	IMS Health, Inc.	13,800	413,172
*	Incyte Corp.	10,400	60,736
*	Indevus Pharmaceuticals, Inc.	7,600	51,604
*	Infinity Pharmaceuticals, Inc.	2,775	30,359
*	Inhibitex, Inc.	100	131
*	Inovio Biomedical Corp.	5,300	10,865
*	Insmed, Inc.	1,100	683
*	Inspire Pharmaceuticals, Inc.	5,400	29,862
* #	Integra LifeSciences Holdings	3,428	166,498
*	IntegraMed America, Inc.	1,470	15,273
*	Interleukin Genetics, Inc.	3,515	4,745
* #	InterMune, Inc.	4,700	92,919
*	Interpharm Holdings, Inc.	526	668
*	Introgen Therapeutics, Inc.	3,500	14,070
* #	Intuitive Surgical, Inc.	2,000	442,560
	Invacare Corp.	1,700	39,389

66

*	Inventiv Health, Inc.	4,900	$194,334
* #	Inverness Medical Innovations, Inc.	7,970	383,676
*	Invitrogen Corp.	7,400	576,460
*	Iridex Corp.	1,100	4,213
*	IRIS International, Inc.	2,500	46,625
* #	Isis Pharmaceuticals, Inc.	5,697	70,301
* #	Isolagen, Inc.	4,910	12,422
* #	Ista Pharmaceuticals, Inc.	3,100	21,917
* #	I-Trax, Inc.	5,900	18,880
*	IVAX Diagnostics, Inc.	800	672
* #	Javelin Pharmaceuticals, Inc.	3,432	18,327
	Johnson & Johnson	126,066	7,789,618
*	Kendle International, Inc.	1,800	70,488
*	Kensey Nash Corp.	1,500	35,745
*	Keryx Biopharmaceuticals, Inc.	5,100	51,306
	Kewaunee Scientific Corp.	300	4,620
*	Kindred Healthcare, Inc.	7,900	156,578
*	Kinetic Concepts, Inc.	5,300	318,583
* #	King Pharmaceuticals, Inc.	38,200	574,146
*	Kosan Biosciences, Inc.	5,221	27,149
*	K-V Pharmaceutical Co. Class A	5,792	158,295
*	K-V Pharmaceutical Co. Class B	1,991	54,056
*	Kyphon, Inc.	4,000	267,480
* #	La Jolla Pharmaceutical Co.	4,800	21,072
*	Laboratory Corp. of America Holdings	6,700	520,322
	Landauer, Inc.	670	33,962
*	Langer, Inc.	1,300	6,630
*	Lannet Co., Inc.	4,554	22,770
#	LCA-Vision, Inc.	1,557	53,483
*	Lexicon Pharmaceuticals, Inc.	6,200	19,530
*	LHC Group, Inc.	2,300	46,069
* #	Lifecell Corp.	2,400	79,464
*	Lifecore Biomedical, Inc.	1,900	22,078
*	LifePoint Hospitals, Inc.	9,917	278,668
*	Lincare Holdings, Inc.	13,410	482,626
*	Lipid Sciences, Inc.	200	212
* #	Luminex Corp.	5,600	79,352
*	Magellan Health Services, Inc.	8,400	341,040
*	Magyar Bancorp, Inc.	100	1,095
* #	Mannkind Corp.	2,900	25,723
	Manor Care, Inc.	2,800	178,892
* #	Martek Biosciences Corp.	7,200	194,544
*	Matria Healthcare, Inc.	4,600	117,116
*	Matrixx Initiatives, Inc.	1,200	25,488
*	Maxygen, Inc.	5,455	48,659
	McKesson Corp.	14,971	856,491
* #	Medarex, Inc.	19,873	340,822
*	MedCath Corp.	5,800	170,230
*	Medco Health Solutions, Inc.	15,230	1,301,404
*	Medical Action Industries, Inc.	1,950	44,246
*	Medical Staffing Network Holdings, Inc.	4,935	26,106
	Medicis Pharmaceutical Corp. Class A	7,300	222,942

67

*	MEDTOX Scientific, Inc.	1,200	$22,548
#	Medtronic, Inc.	56,772	2,999,832
*	Memory Pharmaceuticals Corp.	3,600	7,848
*	Memry Corp.	1,000	1,400
	Mentor Corp.	2,900	129,311
	Merck & Co., Inc.	98,168	4,925,089
*	Merge Technologies, Inc.	7,100	33,228
	Meridian Bioscience, Inc.	3,050	78,690
*	Merit Medical Systems, Inc.	3,700	45,362
*	Metabasis Therapeutics, Inc.	3,906	11,679
*	Metropolitan Health Networks, Inc.	900	1,890
*	MGI Pharma, Inc.	6,100	143,777
* #	Micromet, Inc.	2,530	5,237
*	Microtek Medical Holdings, Inc.	6,300	38,430
*	Micrus Endovascular Corp.	500	11,910
* #	MiddleBrook Pharmaceuticals, Inc.	2,202	4,690
*	Millennium Pharmaceuticals, Inc.	62,295	632,294
*	Millipore Corp.	7,100	494,728
*	Minrad International, Inc.	5,915	27,741
*	Molina Healthcare, Inc.	6,000	204,300
*	Monogram Biosciences, Inc.	6,700	11,256
*	MTS Medication Technologies	600	6,570
*	MWI Veterinary Supply, Inc.	2,000	75,940
* #	Myriad Genetics, Inc.	4,270	187,709
* #	Nabi Biopharmaceuticals	7,800	27,612
*	Nanogen, Inc.	2,100	2,100
*	Nastech Pharmaceutical Co., Inc.	1,800	24,912
*	National Dentex Corp.	1,076	18,895
	National Healthcare Corp.	2,024	106,442
	National Home Health Care Corp.	800	9,992
*	National Medical Health Card Systems, Inc.	800	8,488
	National Research Corp.	976	24,410
*	Natus Medical, Inc.	3,000	48,270
*	Nektar Therapeutics	4,900	40,474
*	Neogen Corp.	1,391	44,276
*	Neopharm, Inc.	500	465
*	Neose Technologies, Inc.	2,900	4,495
*	Neurocrine Biosciences, Inc.	8,400	83,748
*	Neurogen Corp.	4,800	23,712
* #	Neurometric, Inc.	600	4,662
*	New Brunswick Scientific Co., Inc.	1,531	17,362
* #	NitroMed, Inc.	2,000	4,520
*	NMT Medical, Inc.	1,600	11,904
*	North American Scientific, Inc.	850	799
*	Northfield Laboratories, Inc.	1,700	2,822
* #	NovaMed, Inc.	2,300	11,316
* #	Novavax, Inc.	7,172	23,524
*	Noven Pharmaceuticals, Inc.	3,300	50,358
*	NPS Pharmaceuticals, Inc.	5,300	22,525
*	Nutraceutical International Corp.	2,000	30,080
*	NuVasive, Inc.	4,700	149,930
*	Nuvelo, Inc.	3,400	7,412

68

*	NxStage Medical, Inc.	3,800	$47,196
*	Odyssey Healthcare, Inc.	5,500	53,790
#	Omnicare, Inc.	11,500	375,245
*	Omnicell, Inc.	1,900	45,866
*	Onyx Pharmaceuticals, Inc.	5,400	213,948
*	OraSure Technologies, Inc.	5,600	51,520
*	Orchid Cellmark, Inc.	4,900	30,086
*	Orthologic Corp.	1,400	2,016
* #	Oscient Pharmaceuticals Corp.	1,400	4,186
*	OSI Pharmaceuticals, Inc.	4,400	150,084
*	Osteotech, Inc.	3,900	28,353
	Owens & Minor, Inc.	6,700	267,330
*	Oxigene, Inc.	2,700	8,694
* #	Pain Therapeutics, Inc.	5,300	49,714
*	PainCare Holdings, Inc.	1,300	247
*	Palatin Technologies, Inc.	6,700	4,482
*	Palomar Medical Technologies, Inc.	1,800	56,700
*	Panacos Pharmaceuticals, Inc.	1,900	5,491
*	Par Pharmaceutical Companies, Inc.	7,085	158,633
*	Parexel International Corp.	5,500	236,555
*	Patterson Companies, Inc.	12,100	445,038
*	PDI, Inc.	2,000	20,580
*	PDL BioPharma, Inc.	10,067	196,407
*	Pediatric Services of America, Inc.	1,252	20,320
*	Pediatrix Medical Group, Inc.	7,300	435,445
* #	Penwest Pharmaceuticals Co.	1,000	12,350
	PerkinElmer, Inc.	18,514	507,469
	Perrigo Co.	17,277	357,807
	Pfizer, Inc.	450,780	11,197,375
	Pharmaceutical Products Development Service, Inc.	10,400	364,312
*	Pharmacopia Drug Discovery, Inc.	3,300	18,183
*	Pharmacyclics, Inc.	1,900	4,237
*	Pharmanet Development Group, Inc.	3,700	106,560
* #	PharMerica Corp.	5,214	92,444
*	Pharmion Corp.	5,600	229,656
*	PhotoMedex, Inc.	600	540
	PolyMedica Corp.	1,806	93,497
*	Possis Medical, Inc.	2,617	28,290
*	Pozen, Inc.	1,900	18,981
*	PRA International	2,400	69,960
*	Progenics Pharmaceuticals, Inc.	1,500	34,605
*	Prospect Medical Holdings, Inc.	1,100	6,325
*	Providence Service Corp.	2,100	63,126
* #	ProxyMed, Inc.	1,683	4,864
*	PSS World Medical, Inc.	8,236	157,143
	Psychemedics Corp.	200	3,538
*	Psychiatric Solutions, Inc.	8,550	315,153
*	QuadraMed Corp.	6,404	17,291
	Quest Diagnostics, Inc.	14,800	810,300
*	Questcor Pharmaceuticals, Inc.	2,445	1,394
*	Quidel Corp.	4,200	71,316

69

*	Quigley Corp.	800	$3,528
*	Radiation Therapy Services, Inc.	2,900	65,598
*	RadNet, Inc.	350	3,150
*	Regeneration Technologies, Inc.	4,680	50,684
*	Regeneron Pharmaceuticals, Inc.	4,700	91,462
* #	RegeneRx Biopharmaceuticals, Inc.	1,000	1,780
*	RehabCare Group, Inc.	4,200	68,334
*	Renovis, Inc.	4,700	14,946
*	Repligen Corp.	3,857	16,662
*	Repros Therapeutics, Inc.	2,000	21,380
*	Res-Care, Inc.	6,156	131,246
* #	ResMed, Inc.	10,000	406,600
*	Respironics, Inc.	11,118	527,327
*	Retractable Technologies, Inc.	3,000	6,000
*	Rigel Pharmaceuticals, Inc.	2,900	26,564
* #	Rochester Medical Corp.	1,500	23,925
* #	Rotech Healthcare, Inc.	2,927	3,190
*	Salix Pharmaceuticals, Ltd.	9,800	112,896
* #	Sangamo BioSciences, Inc.	5,000	54,950
* #	Santarus, Inc.	4,100	10,168
*	Savient Pharmaceuticals, Inc.	6,600	86,988
	Schering-Plough Corp.	74,436	2,234,569
*	SciClone Pharmaceuticals, Inc.	7,100	12,922
* #	Sciele Pharma, Inc.	7,313	168,784
* #	SCOLR Pharma, Inc.	1,500	3,615
*	Seattle Genetics, Inc.	6,400	65,664
*	Senomyx, Inc.	1,400	18,704
*	Sepracor, Inc.	5,310	154,893
*	Sequenom, Inc.	3,975	19,398
*	SeraCare Life Sciences, Inc.	259	1,580
*	Sierra Health Services, Inc.	2,600	109,200
* #	Sirona Dental Systems, Inc.	9,400	274,010
*	Somanetics Corp.	1,600	31,104
*	Somaxon Pharmaceuticals, Inc.	2,500	30,850
*	Sonic Innovations, Inc.	4,100	33,989
*	SonoSite, Inc.	2,400	69,984
*	Sonus Pharmaceuticals, Inc.	100	432
	Span-American Medical System, Inc.	471	7,979
*	Spectranetics Corp.	4,200	61,866
* #	Spectrum Pharmaceuticals, Inc.	6,233	25,431
*	SRI/Surgical Express, Inc.	783	4,236
*	St. Jude Medical, Inc.	15,300	666,621
*	Staar Surgical Co.	1,600	4,688
* #	StemCells, Inc.	12,100	26,136
*	Stereotaxis, Inc.	300	3,969
	Steris Corp.	14,324	402,075
*	Strategic Diagnostics, Inc.	3,536	14,003
	Stryker Corp.	16,771	1,120,303
*	Sun Healthcare Group, Inc.	7,125	105,949
*	Sunrise Senior Living, Inc.	6,600	236,346
*	SuperGen, Inc.	8,900	36,134
* #	SurModics, Inc.	2,400	115,800

70

*	Symmetry Medical, Inc.	7,800	$125,034
*	Synovis Life Technologies, Inc.	2,100	37,674
*	Techne Corp.	3,600	226,836
* #	Telik, Inc.	3,700	10,656
*	Tenet Healthcare Corp.	41,600	141,024
* #	Tercica, Inc.	6,425	42,534
* #	The Medicines Co.	5,900	98,530
*	Theragenics Corp.	7,000	29,050
*	Thermo Fisher Scientific, Inc.	27,200	1,475,056
*	Third Wave Technologies, Inc.	4,200	32,130
*	Thoratec Corp.	7,200	148,824
*	Titan Pharmaceuticals, Inc.	2,200	4,510
*	Torreypines Therapeutics, Inc.	2,700	17,415
*	Trimeris, Inc.	2,700	20,196
*	TriZetto Group, Inc.	5,900	92,217
*	Tutogen Medical, Inc.	600	5,190
*	U.S. Physical Therapy, Inc.	1,200	16,500
*	United Therapeutics Corp.	2,800	191,772
	UnitedHealth Group, Inc.	67,605	3,380,926
	Universal Health Services, Inc.	8,576	452,813
*	Urologix, Inc.	2,394	5,243
	Utah Medical Products, Inc.	592	18,666
	Valeant Pharmaceuticals International	9,002	141,962
* #	Vanda Pharmaceuticals, Inc.	1,200	17,916
*	Varian Medical Systems, Inc.	6,000	242,340
*	Varian, Inc.	4,000	240,080
*	Vascular Solutions, Inc.	1,100	8,690
* #	VCA Antech, Inc.	6,600	269,874
*	Ventana Medical Systems, Inc.	2,500	204,475
*	Vertex Pharmaceuticals, Inc.	5,900	229,864
*	ViaCell, Inc.	2,469	10,617
*	Vical, Inc.	6,510	31,639
*	ViroPharma, Inc.	12,400	122,884
*	VistaCare, Inc.	2,400	16,800
*	Vital Images, Inc.	1,700	31,518
	Vital Signs, Inc.	2,600	130,364
*	Vivus, Inc.	4,300	23,349
*	Waters Corp.	7,100	437,147
*	Watson Pharmaceuticals, Inc.	21,600	644,112
*	WellCare Health Plans, Inc.	3,265	322,256
*	WellPoint, Inc.	42,579	3,431,442
	West Pharmaceutical Services, Inc.	4,900	196,245
*	Wright Medical Group, Inc.	5,520	144,569
	Wyeth	67,195	3,111,129
*	Xenoport, Inc.	2,000	83,060
	Young Innovations, Inc.	1,119	30,694
*	Zila, Inc.	5,200	6,240
*	Zimmer Holdings, Inc.	11,726	918,498
*	Zoll Medical Corp.	2,900	67,019
* #	Zymogenetics, Inc.	10,600	128,048
Total Health Care			127,022,345

71

Industrials — (11.4%)
* #	3-D Systems Corp.	1,200	$24,048
	3M Co.	29,835	2,714,687
*	A. T. Cross Co. Class A	2,133	21,330
	A.O. Smith Corp.	3,700	178,340
	AAON, Inc.	3,132	65,584
*	AAR Corp.	8,357	262,410
	ABM Industries, Inc.	10,579	247,337
*	ABX Air, Inc.	7,200	49,392
*	Acco Brands Corp.	6,700	151,889
*	Accuride Corp.	7,800	101,166
	Aceto Corp.	2,500	21,750
* #	Active Power, Inc.	1,900	2,812
	Actuant Corp.	3,500	213,465
#	Acuity Brands, Inc.	5,855	307,622
	Administaff, Inc.	3,671	126,650
*	Aerosonic Corp.	700	4,970
*	AGCO Corp.	17,846	770,947
*	AirNet Systems, Inc.	200	564
*	Airtran Holdings, Inc.	13,200	138,732
	Alamo Group, Inc.	1,895	48,323
*	Alaska Air Group, Inc.	5,200	129,064
	Albany International Corp. Class A	5,818	226,553
	Alexander & Baldwin, Inc.	8,200	425,662
*	Alliant Techsystems, Inc.	4,450	468,630
* #	Allied Defense Group, Inc.	800	3,600
*	Allied Waste Industries, Inc.	58,202	743,240
* #	Amerco, Inc.	2,400	151,296
	American Ecology Corp.	3,100	61,969
*	American Reprographics Co.	3,100	75,733
	American Science & Engineering, Inc.	1,000	72,250
	American Standard Companies, Inc.	10,514	387,231
* #	American Superconductor Corp.	3,800	68,476
#	American Woodmark Corp.	2,600	78,442
	Ameron International Corp.	1,400	133,700
	Ametek, Inc.	14,200	567,858
	Ampco-Pittsburgh Corp.	1,744	74,172
*	AMR Corp.	12,000	294,120
#	Amrep Corp.	900	30,240
	Angelica Corp.	1,980	40,313
*	APAC Customer Services, Inc.	5,470	16,027
	Apogee Enterprises, Inc.	3,700	93,129
	Applied Industrial Technologies, Inc.	2,100	67,158
	Applied Signal Technologies, Inc.	2,410	34,270
*	Argon ST, Inc.	4,400	79,508
	Arkansas Best Corp.	5,700	204,630
*	Arotech Corp.	901	2,658
*	Astec Industries, Inc.	2,700	136,566
*	Astronics Corp.	887	27,870
* #	ASV, Inc.	4,500	63,900
*	Atlas Air Worldwide Holding, Inc.	4,700	238,478
*	Avalon Holding Corp. Class A	500	4,500

72

	Avery Dennison Corp.	6,900	$412,551
*	Avis Budget Group, Inc.	16,764	389,092
*	Axsys Technologies, Inc.	1,993	47,413
*	AZZ, Inc.	1,600	45,440
	B.F. Goodrich Co.	11,710	739,604
	Badger Meter, Inc.	1,384	43,444
*	Baker (Michael) Corp.	1,100	45,672
#	Baldor Electric Co.	9,600	399,744
*	Baldwin Technology Co., Inc. Class A	1,800	9,288
#	Barnes Group, Inc.	8,610	270,871
	Barrett Business Services, Inc.	1,600	39,008
*	BE Aerospace, Inc.	11,000	428,670
* #	Beacon Roofing Supply, Inc.	1,700	19,805
	Belden, Inc.	6,469	314,458
*	Blount International, Inc.	6,000	82,200
	BlueLinx Holdings, Inc.	7,100	57,865
	Boeing Co.	31,288	3,025,550
	Bowne & Co., Inc.	900	15,255
	Brady Co. Class A	10,800	420,444
	Briggs & Stratton Corp.	8,640	252,202
*	BTU International, Inc.	1,400	16,870
* #	Builders FirstSource, Inc.	6,200	81,220
	Burlington Northern Santa Fe Corp.	20,445	1,659,112
#	C&D Technologies, Inc.	6,200	26,288
	C.H. Robinson Worldwide, Inc.	9,000	441,360
* #	Capstone Turbine Corp.	3,900	4,290
	Carlisle Companies, Inc.	5,600	275,688
	Cascade Corp.	2,000	147,220
*	Casella Waste Systems, Inc. Class A	4,550	50,824
	Caterpillar, Inc.	28,926	2,191,723
*	CBIZ, Inc.	11,300	84,750
	CDI Corp.	4,355	124,553
* #	CECO Environmental Corp.	2,200	27,830
*	Celadon Group, Inc.	5,000	78,000
*	Cenveo, Inc.	3,459	67,866
* #	Ceradyne, Inc.	3,700	267,436
	Champion Industries, Inc.	1,194	7,534
*	Channell Commercial Corp.	1,121	4,820
	Chase Corp.	1,400	24,416
*	ChoicePoint, Inc.	12,385	487,226
	Cintas Corp.	14,900	546,085
	CIRCOR International, Inc.	2,800	118,412
	Clarcor, Inc.	8,400	325,248
*	Clean Harbors, Inc.	2,600	122,694
*	Columbus McKinnon Corp.	3,100	84,227
	Comfort Systems USA, Inc.	7,345	106,870
*	Commercial Vehicle Group, Inc.	3,500	49,770
*	Compudyne Corp.	1,100	7,557
	CompX International, Inc.	800	16,224
*	COMSYS IT Partners, Inc.	3,100	58,931
*	Consolidated Graphics, Inc.	2,500	165,700
*	Continental Airlines, Inc.	9,100	302,666

73

	Con-way, Inc.	7,550	$366,024
*	Copart, Inc.	15,000	440,100
*	Cornell Companies, Inc.	400	9,636
	Corporate Executive Board Co.	1,800	122,454
*	Corrections Corporation of America	20,200	518,332
*	CoStar Group, Inc.	3,200	176,096
* #	Covanta Holding Corp.	23,100	521,829
*	CPI Aerostructures, Inc.	300	2,565
*	CRA International, Inc.	2,002	99,419
	Crane Co.	9,563	428,327
	CSX Corp.	28,151	1,154,191
	Cubic Corp.	5,500	217,415
	Cummins, Inc.	8,600	1,018,412
	Curtiss-Wright Corp.	7,508	342,365
#	Danaher Corp.	12,171	945,200
	Deere & Co.	10,132	1,378,560
	Deluxe Corp.	7,550	287,051
*	Devcon International Corp.	500	1,700
	Diamond Management & Technology Consultants, Inc.	4,900	49,343
*	Distributed Energy Systems Corp.	1,600	1,568
* #	Document Securities Systems, Inc.	1,200	15,888
*	Dollar Thrifty Automotive Group, Inc.	1,700	50,116
	Donaldson Co., Inc.	11,900	454,342
	Dover Corp.	32,100	1,585,740
	DRS Technologies, Inc.	8,705	456,838
*	Ducommun, Inc.	1,971	56,903
*	Dynamex, Inc.	1,100	27,632
	Dynamic Materials Corp.	800	34,392
	Eastern Co.	1,227	26,086
	Eaton Corp.	13,700	1,290,814
	Ecology & Environment, Inc. Class A	210	2,667
	EDO Corp.	3,700	159,248
	Electro Rent Corp.	3,900	56,667
*	EMCOR Group, Inc.	7,800	244,530
	Emerson Electric Co.	31,588	1,555,077
	Encore Wire Corp.	3,800	98,800
*	Energy Conversion Devices, Inc.	4,900	126,959
*	Energy Focus, Inc.	1,804	9,381
*	EnerSys	8,030	145,022
*	ENGlobal Corp.	3,700	33,929
	Ennis, Inc.	5,510	119,843
*	EnPro Industries, Inc.	3,800	158,802
*	Environmental Tectonics Corp.	871	3,310
	Equifax, Inc.	8,257	318,060
* #	ESCO Technologies, Inc.	3,200	105,184
	Espey Manufacturing & Electronics Corp.	200	4,400
*	Esterline Technologies Corp.	4,300	217,107
* #	Evergreen Solar, Inc.	4,400	39,468
	Expeditors International of Washington, Inc.	11,985	529,377
*	Exponent, Inc.	2,802	68,257
*	ExpressJet Holdings, Inc.	9,435	41,137

74

*	EXX, Inc. Class A	1,100	$3,575
	Fastenal Co.	7,510	342,531
	Federal Signal Corp.	10,210	156,213
	FedEx Corp.	19,852	2,177,367
*	First Advantage Corp.	1,800	35,010
*	First Consulting Group, Inc.	4,620	43,751
* #	Flanders Corp.	3,100	13,826
*	Flow International Corp.	2,000	16,420
	Flowserve Corp.	7,000	499,870
#	Fluor Corp.	4,300	546,745
*	Fortune Industries, Inc.	700	1,645
	Forward Air Corp.	4,100	143,664
#	Franklin Electric Co., Inc.	3,600	148,608
* #	Frontier Airlines Holdings, Inc.	800	4,744
	Frozen Food Express Industries, Inc.	1,200	9,132
*	FTI Consulting, Inc.	9,100	477,932
* #	FuelCell Energy, Inc.	11,300	108,706
*	Furmanite Corp.	3,779	30,761
	G & K Services, Inc. Class A	3,600	149,940
*	Gardner Denver Machinery, Inc.	8,833	352,525
	GATX Corp.	10,750	468,700
*	Gehl Co.	2,100	49,938
	Gencorp, Inc.	8,100	92,664
* #	General Cable Corp.	3,700	215,266
	General Dynamics Corp.	16,206	1,273,143
	General Electric Co.	400,967	15,585,587
*	Genesee & Wyoming, Inc.	7,662	209,786
*	Genlyte Group, Inc.	4,300	312,051
*	Global Cash Access, Inc.	6,500	72,150
*	Global Power Equipment Group, Inc.	600	1,560
	Gorman-Rupp Co.	1,500	51,075
*	GP Strategies Corp.	2,600	28,938
	Graco, Inc.	4,000	161,640
*	Graftech International, Ltd.	13,400	224,986
	Graham Corp.	1,000	36,300
	Granite Construction, Inc.	6,200	337,528
	Greenbrier Companies, Inc.	3,404	100,010
*	Griffon Corp.	4,800	75,168
	Hardinge, Inc.	2,087	72,774
	Harsco Corp.	7,600	422,940
*	Hawaiian Holdings, Inc.	6,600	24,090
#	Healthcare Services Group, Inc.	6,150	131,733
#	Heartland Express, Inc.	15,700	244,449
#	Heico Corp.	1,900	86,773
	Heico Corp. Class A	2,670	97,562
*	Heidrick & Struggles International, Inc.	2,200	103,070
*	Henry Bros. Electronics, Inc.	465	2,162
*	Herley Industries, Inc.	1,310	18,930
	Herman Miller, Inc.	5,300	153,806
*	Hexcel Corp.	6,900	150,351
* #	Hill International, Inc.	3,300	24,618
	Hi-Shear Technology Corp.	700	6,748

75

	HNI Corp.	6,182	$252,473
	Honeywell International, Inc.	35,500	1,993,325
#	Horizon Lines, Inc. Class A	5,200	146,692
*	Hub Group, Inc. Class A	6,500	216,905
	Hubbell, Inc. Class A	1,067	60,072
#	Hubbell, Inc. Class B	7,800	422,604
*	Hudson Highland Group, Inc.	3,600	50,472
*	Hurco Companies, Inc.	1,000	49,460
*	Huron Consulting Group, Inc.	1,300	85,865
*	Huttig Building Products, Inc.	4,110	24,701
*	ICT Group, Inc.	2,300	34,960
	IDEX Corp.	11,850	455,870
* #	IHS, Inc.	5,830	294,240
*	II-VI, Inc.	4,700	146,640
	IKON Office Solutions, Inc.	27,700	388,908
	Illinois Tool Works, Inc.	21,334	1,240,999
*	Industrial Distribution Group, Inc.	300	2,838
*	Innotrac Corp.	700	1,589
*	Innovative Solutions & Support, Inc.	2,600	46,956
*	Insituform Technologies, Inc. Class A	4,200	69,258
	Insteel Industries, Inc.	3,300	62,370
*	Integrated Electrical Services, Inc.	1,823	42,585
* #	InterDigital, Inc.	3,706	85,646
*	Interline Brands, Inc.	5,100	123,624
*	International Shipholding Corp.	1,201	25,485
*	Intersections, Inc.	3,011	29,327
*	Ionatron, Inc.	14,300	46,904
	ITT Industries, Inc.	16,300	1,108,237
#	J.B. Hunt Transport Services, Inc.	22,060	634,666
*	Jacobs Engineering Group, Inc.	4,476	295,819
* #	JetBlue Airways Corp.	27,800	264,656
#	Joy Global, Inc.	5,706	247,583
*	Kadant, Inc.	2,400	68,400
	Kaman Corp. Class A	2,300	75,693
*	Kansas City Southern	14,295	434,425
	Kaydon Corp.	3,501	184,853
*	KBR, Inc.	17,899	587,803
	Kelly Services, Inc. Class A	5,000	113,600
	Kelly Services, Inc. Class B	319	7,975
*	Kenexa Corp.	1,776	49,355
	Kennametal, Inc.	6,400	516,224
*	Key Technology, Inc.	836	22,363
*	Kforce, Inc.	9,109	138,639
*	Kirby Corp.	7,100	271,788
#	Knight Transportation, Inc.	10,450	192,176
	Knoll, Inc.	3,400	64,634
*	Korn/Ferry International	7,500	166,575
*	K-Tron International, Inc.	392	35,084
*	L.B. Foster Co. Class A	1,800	67,608
	L.S. Starrett Co. Class A	1,041	17,104
#	L-3 Communications Holdings, Inc.	18,000	1,773,180
*	LaBarge, Inc.	1,722	21,267

76

*	Labor Ready, Inc.	7,200	$150,336
*	Ladish Co., Inc.	1,864	97,823
	Laidlaw International, Inc.	11,500	398,590
	Landstar Systems, Inc.	4,300	184,943
	Lawson Products, Inc.	1,344	49,083
*	Layne Christensen Co.	2,300	113,551
*	Learning Tree International, Inc.	1,600	24,112
*	LECG Corp.	5,583	85,643
	Lennox International, Inc.	10,500	377,685
*	LGL Group, Inc.	300	3,540
	Lincoln Electric Holdings, Inc.	5,700	410,058
	Lindsay Corp.	2,000	81,060
*	LMI Aerospace, Inc.	2,100	48,006
	Lockheed Martin Corp.	19,085	1,892,087
	LSI Industries, Inc.	3,400	68,952
*	Lydall, Inc.	200	2,092
*	M&F Worldwide Corp.	2,600	146,640
*	Mac-Gray Corp.	2,258	31,860
*	Magnetek, Inc.	3,100	14,415
*	MAIR Holdings, Inc.	300	1,893
	Manpower, Inc.	13,290	933,755
*	Marten Transport, Ltd.	5,500	86,130
	Masco Corp.	54,600	1,420,692
	McGrath Rentcorp.	4,300	137,729
*	Media Sciences International, Inc.	700	3,661
* #	Medialink Worldwide, Inc.	1,000	4,050
* #	Medis Technologies, Ltd.	1,800	18,990
*	Merrimac Industries, Inc.	601	6,130
*	Mesa Air Group, Inc.	5,100	28,764
	Met-Pro Corp.	2,048	31,171
*	MFRI, Inc.	700	16,450
*	Microvision, Inc.	3,700	17,723
* #	Middleby Corp.	1,000	73,540
* #	Midwest Air Group, Inc.	800	12,984
*	Miller Industries, Inc.	2,000	36,620
	Mine Safety Appliances Co.	4,520	216,598
*	Misonix, Inc.	700	2,870
*	Mobile Mini, Inc.	8,012	193,971
*	Modtech Holdings, Inc.	2,600	3,042
* #	Monster Worldwide, Inc.	6,600	225,720
*	Moog, Inc. Class A	8,100	344,817
*	Moog, Inc. Class B	808	34,219
	MSC Industrial Direct Co., Inc. Class A	7,673	397,461
*	MTC Technologies, Inc.	2,898	57,844
	Mueller Industries, Inc.	6,400	221,696
	Mueller Water Products, Inc. Class B	4,792	52,472
	Multi-Color Corp.	1,518	56,394
	NACCO Industries, Inc. Class A	1,300	154,011
*	Nashua Corp.	799	9,149
*	National Technical Systems, Inc.	1,100	7,304
*	Navigant Consulting, Inc.	12,422	219,248
*	Navistar International Corp.	7,100	397,458

77

*	NCI Building Systems, Inc.	3,055	$141,721
	Nordson Corp.	5,300	266,113
	Norfolk Southern Corp.	21,909	1,121,960
* #	North America Galvanizing & Coatings, Inc.	1,500	10,050
	Northrop Grumman Corp.	18,573	1,464,295
*	NuCo2, Inc.	2,600	68,354
* #	Odyssey Marine Exploration, Inc.	2,700	16,578
*	Old Dominion Freight Line, Inc.	8,250	237,600
	Omega Flex, Inc.	739	11,351
*	On Assignment, Inc.	8,600	90,988
*	Orbital Sciences Corp.	9,295	204,118
	Oshkosh Truck Corp. Class B	6,200	358,918
*	Owens Corning, Inc.	18,900	471,744
*	P.A.M. Transportation Services, Inc.	1,200	22,452
	Paccar, Inc.	12,479	1,067,578
	Pall Corp.	8,200	312,666
*	Paragon Technologies, Inc.	400	2,628
	Parker Hannifin Corp.	13,800	1,483,086
*	Park-Ohio Holdings Corp.	2,436	67,112
*	Patrick Industries, Inc.	503	7,042
*	Patriot Transportation Holding, Inc.	563	51,796
*	Peerless Manufacturing Co.	800	18,536
	Pentair, Inc.	15,882	589,699
*	Perini Corp.	3,500	198,100
*	PHH Corp.	8,210	221,095
*	Pinnacle Airlines Corp.	2,900	47,531
	Pitney Bowes, Inc.	15,232	680,413
*	Plug Power, Inc.	4,000	10,800
	Portec Rail Products, Inc.	1,499	16,324
*	Powell Industries, Inc.	1,700	56,984
*	Power-One, Inc.	8,600	37,496
	Precision Castparts Corp.	6,661	867,995
	Preformed Line Products Co.	985	48,265
*	Protection One, Inc.	986	12,660
	Providence & Worcester Railroad Co.	500	8,230
*	Quality Distribution, Inc.	2,200	21,340
* #	Quanta Services, Inc.	24,931	704,799
	Quixote Corp.	1,000	19,550
	R. R. Donnelley & Sons Co.	30,765	1,102,002
	Raven Industries, Inc.	1,400	57,050
	Raytheon Co.	28,620	1,755,551
*	RBC Bearings, Inc.	3,600	127,800
*	RCM Technologies, Inc.	1,488	10,773
	Regal-Beloit Corp.	5,406	273,057
*	Republic Airways Holdings, Inc.	7,510	142,990
	Republic Services, Inc.	15,895	494,176
	Resources Connection, Inc.	8,004	240,120
	Robbins & Myers, Inc.	2,938	159,181
	Robert Half International, Inc.	9,459	302,120
	Rockwell Automation, Inc.	9,700	683,462
	Rockwell Collins, Inc.	8,750	602,613
	Rollins, Inc.	4,850	128,816

78

#	Roper Industries, Inc.	7,214	$456,574
*	Rush Enterprises, Inc. Class A	3,400	86,224
*	Rush Enterprises, Inc. Class B	1,566	36,488
	Ryder System, Inc.	10,100	552,975
*	Saia, Inc.	200	3,758
	Schawk, Inc.	5,495	118,692
*	School Specialty, Inc.	4,100	149,404
*	Sequa Corp. Class A	766	125,739
*	Sequa Corp. Class B	476	78,064
	Servidyne, Inc.	110	617
*	Shaw Group, Inc.	12,616	631,431
*	SIFCO Industries, Inc.	610	9,638
#	Simpson Manufacturing Co., Inc.	9,600	316,800
*	Sirva, Inc.	11,542	12,119
	Skywest, Inc.	11,000	276,430
*	SL Industries, Inc.	624	13,666
	Southwest Airlines Co.	86,138	1,301,545
*	Sparton Corp.	1,099	7,045
*	Spherion Corp.	1,700	15,028
*	Spherix, Inc.	800	1,472
*	Spire Corp.	300	2,790
	SPX Corp.	7,100	639,355
*	Standard Parking Corp.	828	28,864
	Standard Register Co.	4,100	52,439
	Standex International Corp.	2,200	55,066
	Steelcase, Inc. Class A	16,110	284,180
*	Stericycle, Inc.	13,505	673,900
*	Sterling Construction Co., Inc.	1,572	34,773
	Sun Hydraulics, Inc.	2,029	56,183
*	Superior Essex, Inc.	4,100	144,730
	Supreme Industries, Inc.	2,007	14,310
	Sypris Solutions, Inc.	4,300	34,916
*	SYS Technologies	1,881	4,477
	TAL International Group, Inc.	5,700	142,956
*	Target Logistics, Inc.	1,900	3,496
* #	Taser International, Inc.	4,800	68,688
*	Team, Inc.	1,800	42,228
	Tech/Ops Sevcon, Inc.	144	1,152
	Technology Research Corp.	800	2,800
	Tecumseh Products Co. Class A	2,500	43,125
*	Tecumseh Products Co. Class B	627	9,411
*	Teledyne Technologies, Inc.	3,000	149,730
	Teleflex, Inc.	6,718	522,459
*	TeleTech Holdings, Inc.	11,400	333,450
	Tennant Co.	3,000	126,060
*	Terex Corp.	5,000	399,400
*	Tetra Tech, Inc.	8,300	162,680
	Textron, Inc.	22,800	1,330,152
*	The Advisory Board Co.	1,100	63,283
	The Brink’s Co.	7,900	453,144
	The Dun & Bradstreet Corp.	3,800	370,690
*	The Geo Group, Inc.	6,400	190,528

79

*	The Lamson & Sessions Co.	1,500	$39,690
#	The Manitowoc Co., Inc.	5,200	413,348
*	Thomas & Betts Corp.	8,725	483,278
	Timken Co.	19,775	703,199
	Titan International, Inc.	4,500	130,410
	Todd Shipyards Corp.	824	19,109
	Toro Co.	6,500	384,475
*	TRC Companies, Inc.	4,526	50,691
	Tredegar Industries, Inc.	4,700	82,156
* #	Trex Co., Inc.	2,200	29,546
	Trinity Industries, Inc.	15,700	589,849
	Triumph Group, Inc.	2,500	183,025
*	TRM Corp.	2,800	2,772
*	Tufco Technologies, Inc.	510	3,876
*	TurboChef Technologies, Inc.	1,700	21,760
	Twin Disc, Inc.	1,200	65,124
*	U.S. Home Systems, Inc.	900	7,155
*	U.S. Xpress Enterprises, Inc. Class A	1,300	23,101
* #	UAL Corp.	13,700	650,339
	UAP Holding Corp.	3,604	107,796
*	Ultralife Batteries, Inc.	1,200	13,860
	Union Pacific Corp.	17,410	1,942,434
#	United Industrial Corp.	700	48,391
	United Parcel Service, Inc.	30,837	2,339,295
*	United Rentals, Inc.	15,400	502,040
*	United Stationers, Inc.	5,100	301,002
	United Technologies Corp.	44,635	3,331,110
	Universal Forest Products, Inc.	3,155	117,650
*	Universal Security Instruments, Inc.	266	5,980
*	UQM Technologies, Inc.	1,000	3,500
*	URS Corp.	10,369	554,119
*	US Airways Group, Inc.	5,165	159,857
*	USA Truck, Inc.	200	3,208
* #	USG Corp.	7,100	274,202
	Valmont Industries, Inc.	3,200	285,376
*	Valpey Fisher Corp.	600	2,910
*	Versar, Inc.	1,060	8,787
	Viad Corp.	4,500	160,875
	Vicor Corp.	4,900	57,771
*	Volt Information Sciences, Inc.	3,750	56,438
	VSE Corp.	800	34,744
	W.W. Grainger, Inc.	6,100	558,821
	Wabash National Corp.	6,700	87,703
	Wabtec Corp.	6,000	224,820
	Walter Industries, Inc.	8,120	205,274
*	Washington Group International, Inc.	4,565	386,656
*	Waste Connections, Inc.	11,815	359,412
	Waste Industries USA, Inc.	2,267	73,564
	Waste Management, Inc.	28,740	1,082,636
	Watsco, Inc. Class A	4,100	197,292
	Watsco, Inc. Class B	400	19,260
	Watson Wyatt & Co. Holdings	7,000	331,170

80

#	Watts Water Technologies, Inc.	5,800	$205,436
*	WCA Waste Corp.	3,100	23,715
	Werner Enterprises, Inc.	16,360	304,460
* #	WESCO International, Inc.	6,900	328,371
*	Westaff, Inc.	3,455	14,511
*	Williams Scotsman International, Inc.	7,900	215,749
*	Willis Lease Finance Corp.	1,884	24,304
*	Wolverine Tube, Inc.	1,700	2,023
	Woodward Governor Co.	4,500	264,285
* #	YRC Worldwide, Inc.	9,500	292,695
Total Industrials			138,215,985

Information Technology — (13.5%)
*	3Com Corp.	72,773	272,899
*	Acacia Research-Acacia Technologies	2,400	35,952
* #	Access Integrated Technologies, Inc.	2,200	13,662
*	ACI Worldwide, Inc.	5,800	150,684
*	Actel Corp.	4,300	48,375
*	ActivIdentity Corp.	8,664	42,800
*	Activision, Inc.	25,500	496,995
*	Actuate Corp.	7,400	52,466
	Acxiom Corp.	8,700	213,150
*	Adaptec, Inc.	23,939	89,292
*	ADC Telecommunications, Inc.	20,165	369,020
*	ADDvantage Technologies Group, Inc.	600	4,746
*	Adept Technology, Inc.	400	2,408
*	Adobe Systems, Inc.	25,592	1,094,058
	Adtran, Inc.	10,700	286,011
*	Advanced Analogic Technologies, Inc.	7,733	70,293
*	Advanced Energy Industries, Inc.	5,900	95,757
* #	Advanced Micro Devices, Inc.	62,900	817,700
* #	Advanced Photonix, Inc.	908	1,634
* #	Advent Software, Inc.	4,100	164,287
*	Aehr Test Systems	700	4,837
*	Aetrium, Inc.	900	3,843
*	Affiliated Computer Services, Inc. Class A	7,400	370,222
*	Agilent Technologies, Inc.	32,400	1,179,360
	Agilysys, Inc.	3,200	54,592
*	Airspan Networks, Inc.	10,400	25,896
*	Akamai Technologies, Inc.	8,300	267,426
*	Alliance Data Systems Corp.	3,900	305,955
	Alliance Semiconductor Corp.	2,150	4,945
	Altera Corp.	19,020	452,866
	American Software, Inc. Class A	4,022	45,489
*	American Technical Ceramics Corp.	1,874	45,988
*	AMIS Holdings, Inc.	17,700	183,549
* #	Amkor Technology, Inc.	15,100	173,952
*	Ampex Corp. Class A	474	3,342
	Amphenol Corp.	10,008	361,389
*	Amtech Systems, Inc.	300	3,315
*	Anadigics, Inc.	6,100	100,406
	Analog Devices, Inc.	26,520	978,058

81

*	Analysts International Corp.	1,000	$1,670
*	Anaren, Inc.	3,573	50,344
*	Andrew Corp.	27,310	384,525
*	Anixter International, Inc.	4,900	376,173
*	Ansoft Corp.	1,700	50,813
*	Answerthink, Inc.	8,518	27,854
*	Ansys, Inc.	9,900	327,987
*	Apple, Inc.	35,124	4,863,972
	Applied Materials, Inc.	55,343	1,182,126
*	Applied Micro Circuits Corp.	49,137	140,040
*	Applix, Inc.	1,200	17,520
*	Aptimus, Inc.	600	3,558
*	Ariba, Inc.	14,265	125,532
* #	Arris Group, Inc.	13,051	198,114
*	Arrow Electronics, Inc.	19,501	818,262
*	Art Technology Group, Inc.	16,502	51,321
*	Ascendia Brands, Inc.	1,200	840
*	Aspen Technology, Inc.	12,100	158,752
	Astro-Med, Inc.	1,306	13,609
*	Asyst Technologies, Inc.	6,300	36,981
*	Atari, Inc.	1,469	3,056
*	Atheros Communications	8,801	263,238
*	Atmel Corp.	66,172	350,712
*	ATMI, Inc.	6,300	190,008
*	Authentidate Holding Corp.	1,000	1,320
*	Authorize.Net Holdings, Inc.	4,200	76,440
*	Autobytel, Inc.	7,582	24,642
*	Autodesk, Inc.	14,900	690,168
	Automatic Data Processing, Inc.	26,270	1,201,590
* #	Avanex Corp.	2,600	4,472
*	Avaya, Inc.	44,380	746,915
	Avici Systems, Inc.	2,225	21,516
* #	Avid Technology, Inc.	5,910	182,205
*	Aviza Technology, Inc.	2,200	7,656
*	Avnet, Inc.	23,500	923,785
*	Avocent Corp.	8,918	263,259
	AVX Corp.	35,660	560,575
*	Aware, Inc.	3,900	18,603
*	Axcelis Technologies, Inc.	20,294	95,585
*	Axesstel, Inc.	200	228
*	AXT, Inc.	4,167	19,210
* #	Bankrate, Inc.	2,753	107,725
*	BEA Systems, Inc.	18,910	230,702
*	BearingPoint, Inc.	37,300	218,951
	Bel Fuse, Inc. Class A	400	14,248
	Bel Fuse, Inc. Class B	1,900	59,850
*	Bell Microproducts, Inc.	1,900	13,034
*	Benchmark Electronics, Inc.	11,544	289,524
	Black Box Corp.	3,900	159,705
*	Blackboard, Inc.	2,100	87,717
*	Blue Coat Systems, Inc.	1,400	116,774
*	BMC Software, Inc.	11,400	349,068

82

*	Bookham, Inc.	9,000	$23,400
* #	Borland Software Corp.	15,867	72,354
*	Bottomline Technologies, Inc.	5,457	71,923
*	Brightpoint, Inc.	6,540	76,191
*	Broadcom Corp.	18,736	646,392
	Broadridge Financial Solutions, Inc.	5,467	99,335
*	Brocade Communications Systems, Inc.	59,975	419,825
*	Brooks Automation, Inc.	12,953	183,285
*	BSQUARE Corp.	855	4,608
	CA, Inc.	39,500	995,005
*	Cabot Microelectronics Corp.	4,104	171,219
*	CACI International, Inc. Class A	3,900	198,978
*	Cadence Design Systems, Inc.	17,800	386,616
*	CalAmp Corp.	4,500	17,010
*	California Micro Devices Corp.	5,100	20,043
*	Callidus Software, Inc.	4,000	33,320
*	CallWave, Inc.	4,812	14,436
	CAM Commerce Solutions, Inc.	400	15,800
*	Captaris, Inc.	5,136	27,529
*	Carrier Access Corp.	5,100	20,808
*	Cascade Microtech, Inc.	3,830	40,636
#	Cass Information Systems, Inc.	1,202	40,640
*	Catalyst Semiconductor, Inc.	2,100	11,025
*	Catapult Communications Corp.	2,500	17,525
*	C-COR, Inc.	6,400	73,664
*	CDW Corp.	3,800	327,066
*	Centillium Communications, Inc.	3,300	4,884
*	Ceridian Corp.	9,900	339,075
*	CEVA, Inc.	3,100	27,032
* #	CheckFree Corp.	14,227	657,714
*	Checkpoint Systems, Inc.	8,400	233,940
*	Cherokee International Corp.	2,335	8,056
*	Chordiant Software, Inc.	3,360	50,198
*	Ciber, Inc.	1,300	10,309
* #	Ciena Corp.	10,185	385,808
*	Ciprico, Inc.	678	4,970
*	Cirrus Logic, Inc.	17,500	119,175
*	Cisco Sytems, Inc.	233,214	7,444,191
* #	Citrix Systems, Inc.	8,800	319,880
*	CNET Networks, Inc.	20,700	151,524
	Cognex Corp.	8,000	147,600
*	Cognizant Technology Solutions Corp.	7,317	537,873
*	Coherent, Inc.	5,944	178,855
	Cohu, Inc.	3,510	69,463
	Comarco, Inc.	900	5,238
* #	CommScope, Inc.	7,400	418,840
	Communications Systems, Inc.	1,455	16,063
*	Computer Horizons Corp.	4,100	2,829
*	Computer Sciences Corp.	26,210	1,466,450
*	Computer Task Group, Inc.	1,885	8,558
*	Compuware Corp.	53,720	435,669
*	Comtech Telecommunications Corp.	2,800	119,168

83

*	Comverse Technology, Inc.	10,150	$170,013
*	Concur Technologies, Inc.	2,700	72,306
*	Conexant Systems, Inc.	13,100	14,672
* #	Convera Corp.	9,300	30,783
*	Convergys Corp.	22,826	382,336
	Corning, Inc.	74,400	1,738,728
*	CPI International, Inc.	3,434	66,482
*	Credence Systems Corp.	21,000	61,740
* #	Cree, Inc.	7,500	199,500
*	CSG Systems International, Inc.	5,644	130,489
*	CSP, Inc.	400	2,984
	CTS Corp.	1,000	12,990
*	Cyberoptics Corp.	2,261	29,416
*	Cybersource Corp.	3,736	45,542
*	Cymer, Inc.	5,365	212,669
* #	Cypress Semiconductor Corp.	19,280	482,771
#	Daktronics, Inc.	2,600	71,500
*	Datalink Corp.	1,200	5,760
	Dataram Corp.	1,000	3,750
*	DealerTrack Holdings, Inc.	5,100	194,820
*	Dell, Inc.	87,710	2,477,808
*	Delphax Technologies, Inc.	100	95
	Diebold, Inc.	10,000	438,700
*	Digi International, Inc.	5,620	79,523
*	Digimarc Corp.	4,132	37,105
*	Digital Angel Corp.	4,722	7,177
*	Digital River, Inc.	5,200	241,072
*	Diodes, Inc.	4,125	125,029
*	Ditech Networks, Inc.	7,603	39,003
*	Dolby Laboratories, Inc.	3,900	142,077
*	Dot Hill Systems Corp.	8,500	26,350
*	DSP Group, Inc.	5,629	98,113
*	DST Systems, Inc.	3,304	252,624
*	DTS, Inc.	1,900	49,666
*	Dycom Industries, Inc.	5,818	171,806
*	Dynamics Research Corp.	1,802	22,633
*	EarthLink, Inc.	26,729	203,675
*	eBay, Inc.	59,401	2,025,574
*	Echelon Corp.	7,569	211,856
*	EDGAR Online, Inc.	1,600	4,240
*	Edgewater Technology, Inc.	2,640	23,153
*	EFJ, Inc.	3,400	19,108
*	eFunds Corp.	7,369	267,347
*	Electro Scientific Industries, Inc.	5,792	137,212
*	Electroglas, Inc.	3,231	7,270
*	Electronic Arts, Inc.	13,234	700,608
	Electronic Data Systems Corp.	43,700	1,000,293
*	Electronics for Imaging, Inc.	11,271	293,948
*	eLoyalty Corp.	500	7,700
*	EMC Corp.	82,200	1,616,052
* #	EMCORE Corp.	4,900	46,060
*	EMS Technologies, Inc.	3,100	76,074

84

*	Emulex Corp.	10,400	$203,216
*	Endwave Corp.	2,100	22,050
*	Entegris, Inc.	27,500	259,600
*	Entertainment Distribution Co., Inc.	13,032	17,072
*	Entrust, Inc.	8,900	19,580
*	Epicor Software Corp.	9,879	131,391
*	EPIQ Systems, Inc.	4,650	75,470
*	ePlus, Inc.	1,093	7,924
*	Equinix, Inc.	2,000	177,020
*	eSpeed, Inc.	7,200	60,480
* #	Euronet Worldwide, Inc.	4,355	117,933
*	Evans & Sutherland Computer Corp.	685	1,411
*	Exar Corp.	600	8,004
*	Excel Technology, Inc.	600	16,332
*	Extreme Networks, Inc.	20,695	71,605
*	F5 Networks, Inc.	12,542	438,594
	Factset Research Systems, Inc.	2,400	143,832
#	Fair Isaac Corp.	9,400	347,706
*	Fairchild Semiconductor Corp. Class A	20,183	378,633
*	FalconStor Software, Inc.	3,800	41,648
*	Faro Technologies, Inc.	1,604	64,497
* #	FEI Co.	4,210	118,006
	Fidelity National Information Services, Inc.	19,616	929,798
*	Finisar Corp.	27,300	103,194
	First Data Corp.	35,760	1,187,947
*	Fiserv, Inc.	13,900	646,628
*	Flir Systems, Inc.	5,700	280,668
*	FormFactor, Inc.	5,600	254,016
*	Forrester Research, Inc.	2,700	68,607
*	Foundry Networks, Inc.	22,600	417,874
	Frequency Electronics, Inc.	1,400	13,818
*	FSI International, Inc.	3,939	10,241
*	Gartner Group, Inc.	8,200	181,302
*	Gateway, Inc.	43,700	80,408
*	Genesis Microchip, Inc.	7,800	62,088
*	Gerber Scientific, Inc.	4,779	48,889
	Gevity HR, Inc.	3,300	38,016
#	Global Payments, Inc.	7,400	292,152
*	Globecomm Systems, Inc.	2,583	35,800
* #	GlobeTel Communications Corp.	2,400	384
*	Goldleaf Financial Solutions, Inc.	4,900	17,934
*	Google, Inc.	200	103,050
*	Greenfield Online, Inc.	4,700	67,868
*	GSE Systems, Inc.	584	3,708
*	GTSI Corp.	1,900	20,026
*	Harmonic, Inc.	12,900	128,613
	Harris Corp.	4,600	279,818
*	Harris Stratex Networks, Inc. Class A	1,125	19,249
*	Hauppauge Digital, Inc.	1,000	3,800
#	Heartland Payment Systems, Inc.	2,782	82,848
	Henry Jack & Associates, Inc.	14,700	385,728
	Hewlett-Packard Co.	111,199	5,487,671

85

*	hi/fn, inc.	1,797	$14,664
*	Hittite Microwave Corp.	2,100	88,977
	Hughes Communications, Inc.	3,181	162,231
*	Hutchinson Technology, Inc.	4,100	94,341
*	Hypercom Corp.	11,383	55,435
*	I.D. Systems, Inc.	1,100	12,881
* #	i2 Technologies, Inc.	2,600	41,288
*	iBasis, Inc.	3,000	29,010
*	Ibis Technology Corp.	900	1,026
*	iGATE Capital Corp.	7,732	64,098
*	Ikanos Communications	2,400	14,040
* #	ImageWare Systems, Inc.	400	756
	Imation Corp.	5,600	162,904
#	Imergent, Inc.	900	17,055
*	Immersion Corp.	3,800	56,962
*	Infocrossing, Inc.	2,910	54,010
*	InFocus Corp.	6,000	10,560
*	Informatica Corp.	14,500	202,420
	InfoSpace, Inc.	5,600	78,456
*	Ingram Micro, Inc.	26,910	528,512
*	Innodata Isogen, Inc.	4,400	16,808
*	Innovex, Inc.	1,500	1,860
*	Insight Enterprises, Inc.	7,410	175,765
*	InsWeb Corp.	100	707
	Integral Systems, Inc.	2,700	65,286
*	Integrated Device Technology, Inc.	30,820	482,025
*	Integrated Silicon Solution, Inc.	6,700	41,540
	Intel Corp.	215,356	5,545,417
*	Intelli-Check, Inc.	840	3,486
*	Interactive Intelligence, Inc.	1,300	25,415
*	Interlink Electronics, Inc.	200	290
* #	Intermec, Inc.	7,600	186,580
*	Internap Network Services Corp.	4,700	65,941
	International Business Machines Corp.	61,230	7,144,929
*	International Rectifier Corp.	13,732	472,518
*	Internet Capital Group, Inc.	8,120	92,243
*	Interphase Corp.	700	6,629
	Intersil Corp.	19,800	659,736
*	Intervoice, Inc.	4,700	37,647
*	Interwoven, Inc.	9,337	121,661
*	Intest Corp.	1,100	3,641
*	Intevac, Inc.	2,900	47,386
*	IntriCon Corp.	400	4,420
*	Intuit, Inc.	17,000	464,270
*	INX, Inc.	100	1,040
*	Iomega Corp.	9,386	49,934
* #	iPass, Inc.	12,600	56,700
*	Iron Mountain, Inc.	18,500	522,810
*	Iteris, Inc.	3,300	7,260
* #	Itron, Inc.	3,500	297,150
*	Ixia	6,327	57,576
*	IXYS Corp.	7,730	78,846

86

*	j2 Global Communications, Inc.	3,700	$125,800
	Jabil Circuit, Inc.	22,200	492,840
*	Jaco Electronics, Inc.	600	1,212
*	JDA Software Group, Inc.	5,100	105,825
*	JDS Uniphase Corp.	14,575	212,212
*	Juniper Networks, Inc.	66,500	2,189,180
*	Jupitermedia Corp.	2,800	17,192
	Keithley Instruments, Inc.	2,165	21,650
*	Kemet Corp.	1,900	13,110
*	Key Tronic Corp.	1,400	6,258
*	Keynote Systems, Inc.	4,420	60,996
*	Kintera, Inc.	800	1,440
#	KLA-Tencor Corp.	17,983	1,033,483
*	Komag, Inc.	3,700	118,918
*	Kopin Corp.	11,500	42,205
*	Kulicke & Soffa Industries, Inc.	6,500	55,510
*	KVH Industries, Inc.	2,000	19,220
* #	L-1 Identity Solutions, Inc.	16,204	266,556
*	Lam Research Corp.	5,600	300,328
* #	LaserCard Corp.	1,700	19,108
*	Lattice Semiconductor Corp.	18,600	92,814
*	Lawson Software, Inc.	32,112	315,019
*	LeCroy Corp.	2,000	14,940
*	Lexmark International, Inc.	5,506	205,154
	Linear Technology Corp.	14,500	492,855
*	Lionbridge Technologies, Inc.	12,871	52,771
*	Littlefuse, Inc.	4,700	156,980
*	LogicVision, Inc.	300	240
*	Logility, Inc.	1,176	11,713
*	LoJack Corp.	2,200	41,888
*	LookSmart, Ltd.	5,556	14,557
*	Loral Space & Communications, Inc.	3,500	140,280
*	LSI Corp.	84,112	579,532
*	LTX Corp.	9,432	38,483
* #	Lumera Corp.	1,200	4,080
*	Macrovision Corp.	6,400	151,872
*	Magma Design Automation, Inc.	4,100	56,334
*	Management Network Group, Inc.	1,770	4,160
*	Manhattan Associates, Inc.	4,100	118,408
*	ManTech International Corp. Class A	2,900	103,704
#	Marchex, Inc. Class B	5,500	50,160
*	Mastec, Inc.	10,473	154,791
*	Mattson Technology, Inc.	7,983	84,061
	Maxim Integrated Products, Inc.	34,950	1,048,850
	Maximus, Inc.	4,900	209,622
* #	Maxwell Technologies, Inc.	1,500	18,510
*	McAfee, Inc.	14,600	521,950
*	Mechanical Technology, Inc.	700	812
*	MEMC Electronic Materials, Inc.	12,216	750,307
*	Mentor Graphics Corp.	7,910	110,424
*	Mercury Computer Systems, Inc.	4,100	46,904
*	Merix Corp.	2,600	15,314

87

	Mesa Laboratories, Inc.	200	$4,404
	Methode Electronics, Inc.	6,200	89,528
	Micrel, Inc.	10,161	111,263
#	Microchip Technology, Inc.	12,169	468,750
*	Micron Technology, Inc.	86,161	986,543
*	Micros Systems, Inc.	6,604	398,485
*	Microsemi Corp.	12,400	314,464
	Microsoft Corp.	417,500	11,994,775
*	MicroStrategy, Inc.	602	41,682
*	Microtune, Inc.	11,300	67,235
* #	Midway Games, Inc.	5,200	28,132
* #	Mindspeed Technologies, Inc.	8,500	14,450
*	MIPS Technologies, Inc.	5,600	43,792
*	MIVA, Inc.	4,100	18,450
*	MKS Instruments, Inc.	12,710	280,128
*	Mobility Electronics, Inc.	4,099	14,961
	Mocon, Inc.	847	9,537
*	Moldflow Corp.	1,457	24,070
	Molex, Inc.	14,500	379,175
	Molex, Inc. Class A	12,300	306,270
	MoneyGram International, Inc.	14,600	310,542
*	Monolithic Power Systems	3,578	73,277
*	MoSys, Inc.	4,400	28,820
	Motorola, Inc.	107,503	1,822,176
*	MPS Group, Inc.	16,120	221,811
*	MRV Communications, Inc.	26,900	67,788
*	MSC. Software Corp.	7,166	90,650
	MTS Systems Corp.	3,053	128,592
* #	Multi-Fineline Electronix, Inc.	1,400	17,766
*	Nanometrics, Inc.	600	4,554
*	Napco Security Systems, Inc.	4,275	26,291
*	Napster, Inc.	11,200	33,936
	National Instruments Corp.	12,801	404,128
	National Semiconductor Corp.	12,781	336,396
*	NAVTEQ Corp.	14,600	919,800
*	NCR Corp.	13,700	681,849
*	NeoMagic Corp.	600	2,388
*	NEON Communications Group, Inc.	7,821	37,541
*	Neoware Systems, Inc.	3,900	62,556
*	NETGEAR, Inc.	5,400	151,524
* #	Netlogic Microsystems, Inc.	2,600	76,258
*	NetManage, Inc.	800	3,296
*	NetScout Systems, Inc.	5,730	53,289
*	Network Appliance, Inc.	14,014	390,430
*	Network Engines, Inc.	4,876	8,533
*	Network Equipment Technologies, Inc.	3,800	40,508
*	Newport Corp.	8,365	115,521
	NIC, Inc.	7,986	53,906
* #	NMS Communications Corp.	1,800	2,610
*	Novatel Wireless, Inc.	6,500	148,460
*	Novell, Inc.	71,285	530,360
* #	Novellus Systems, Inc.	13,900	380,443

88

*	Nu Horizons Electronics Corp.	4,400	$40,832
* #	Nuance Communications, Inc.	23,100	434,280
*	NumereX Corp. Class A	2,142	17,564
*	Nvidia Corp.	16,103	823,829
	O.I. Corp.	200	2,598
* #	OmniVision Technologies, Inc.	9,100	189,917
* #	ON Semiconductor Corp.	43,500	509,820
* #	On2 Technologies, Inc.	3,200	4,768
*	Online Resources Corp.	3,100	39,556
*	Onvia, Inc.	500	4,150
	Openwave Systems, Inc.	14,600	65,992
*	Oplink Communications, Inc.	3,200	41,696
*	OPNET Technologies, Inc.	3,000	30,630
*	Opsware, Inc.	6,400	90,624
*	Optical Cable Corp.	100	468
*	Optical Communication Products, Inc.	1,900	3,059
*	Oracle Corp.	210,235	4,263,566
*	OSI Systems, Inc.	2,900	72,239
*	Overland Storage, Inc.	1,300	2,678
*	OYO Geospace Corp.	781	59,028
*	Packeteer, Inc.	3,500	25,795
* #	Palm, Inc.	23,118	347,001
*	PAR Technology Corp.	2,996	24,657
*	Parametric Technology Corp.	14,792	260,487
	Park Electrochemical Corp.	3,100	91,636
* #	Parkervision, Inc.	1,605	21,347
	Paychex, Inc.	17,154	762,152
*	PC Connection, Inc.	3,626	46,630
*	PC-Tel, Inc.	5,400	41,850
*	PDF Solutions, Inc.	2,100	20,496
	Pegasystems, Inc.	6,328	75,177
*	Perceptron, Inc.	400	4,940
*	Perficient, Inc.	4,463	104,077
*	Performance Technologies, Inc.	1,700	8,160
*	Pericom Semiconductor Corp.	5,800	66,816
*	Perot Systems Corp.	27,014	422,229
*	Pervasive Software, Inc.	3,518	16,359
*	Phoenix Technologies, Ltd.	4,220	46,125
*	Photon Dynamics, Inc.	4,000	33,280
*	Photronics, Inc.	8,000	92,640
*	Pinnacle Data Systems, Inc.	100	171
*	Planar Systems, Inc.	2,600	16,406
*	PlanetOut, Inc.	1,500	1,995
	Plantronics, Inc.	8,380	237,992
*	PLATO Learning, Inc.	3,092	9,956
*	Plexus Corp.	5,670	134,776
*	PLX Technology, Inc.	2,300	24,886
*	PMC-Sierra, Inc.	32,659	250,821
*	Polycom, Inc.	10,700	324,317
*	Power Integrations, Inc.	1,300	36,387
*	Powerwave Technologies, Inc.	22,937	157,118
* #	Presstek, Inc.	6,222	39,323

89

	Printronix, Inc.	1,006	$13,863
*	Progress Software Corp.	4,900	149,548
	QAD, Inc.	4,087	33,268
*	QLogic Corp.	17,700	235,410
	QUALCOMM, Inc.	79,023	3,152,227
#	Quality Systems, Inc.	2,100	77,385
*	Qualstar Corp.	1,308	4,970
*	Quantum Corp.	36,950	118,610
*	Quest Software, Inc.	22,510	327,746
*	QuickLogic Corp.	5,275	18,199
*	Radiant Systems, Inc.	4,000	60,200
*	RadiSys Corp.	2,700	29,511
*	Radyne Corp.	3,600	37,908
*	RAE Systems, Inc.	5,500	14,520
*	Rambus, Inc.	7,500	113,100
*	Ramtron International Corp.	3,396	9,916
*	RealNetworks, Inc.	23,140	144,162
* #	Red Hat, Inc.	29,000	564,050
*	Relm Wireless Corp.	1,500	7,545
	REMEC, Inc.	400	676
#	Renaissance Learning, Inc.	1,785	20,367
* #	RF Micro Devices, Inc.	33,638	200,146
*	RF Monolithics, Inc.	900	4,383
	Richardson Electronics, Ltd.	2,200	15,906
*	RightNow Technologies, Inc.	2,100	30,765
*	Rimage Corp.	1,419	35,674
*	Rofin-Sinar Technologies, Inc.	2,100	146,307
*	Rogers Corp.	2,200	90,618
*	Rudolph Technologies, Inc.	5,610	71,976
*	S1 Corp.	8,200	63,960
*	Saba Software, Inc.	3,004	13,818
*	Safeguard Scientifics, Inc.	23,650	50,848
*	Salesforce.com, Inc.	6,000	242,580
*	Sandisk Corp.	15,800	885,748
*	Sanmina-SCI Corp.	89,700	205,413
*	Sapient Corp.	20,612	132,741
* #	SatCon Technology Corp.	400	412
* #	SAVVIS, Inc.	7,900	313,867
*	ScanSource, Inc.	4,200	116,340
*	Scientific Learning Corp.	1,436	8,745
*	SCM Microsystems, Inc.	2,923	8,389
*	Seachange International, Inc.	5,000	36,400
*	Secure Computing Corp.	16,100	144,578
*	Selectica, Inc.	900	1,593
* #	Semitool, Inc.	4,610	44,579
*	Semtech Corp.	13,572	242,124
*	SI International, Inc.	2,900	89,378
* #	Sigma Designs, Inc.	1,800	76,158
*	Silicon Image, Inc.	6,600	38,148
*	Silicon Laboratories, Inc.	6,600	243,672
*	Silicon Storage Technology, Inc.	17,936	55,960
*	Sirenza Microdevices, Inc.	6,436	100,659

90

*	Skyworks Solutions, Inc.	28,500	$224,865
*	SM&A	2,025	12,778
* #	Smith Micro Software, Inc.	5,000	82,450
*	SoftBrands, Inc.	3,400	6,596
*	Solectron Corp.	150,110	582,427
*	Sonic Foundry, Inc.	1,800	3,807
*	Sonic Solutions, Inc.	4,100	31,160
*	SonicWALL, Inc.	9,560	82,025
*	Sonus Networks, Inc.	22,200	128,316
*	SourceForge, Inc.	4,939	12,644
*	Spectrum Control, Inc.	2,600	37,778
*	SPSS, Inc.	2,400	97,800
*	SRA International, Inc.	5,200	146,692
*	SRS Labs, Inc.	1,600	11,840
*	Staktek Holdings, Inc.	7,300	20,732
*	Standard Microsystems Corp.	4,004	144,064
	StarTek, Inc.	1,900	19,627
*	STEC, Inc.	5,460	41,114
* #	Stratasys, Inc.	3,200	80,480
*	SumTotal Systems, Inc.	4,200	25,788
*	Sun Microsystems, Inc.	233,448	1,251,281
*	Sunair Electronics, Inc.	400	1,208
*	Sunrise Telecom, Inc.	500	1,175
*	Supertex, Inc.	1,700	60,962
*	SupportSoft, Inc.	8,300	44,737
*	Sybase, Inc.	13,500	311,175
*	Sycamore Networks, Inc.	48,600	191,970
*	Sykes Enterprises, Inc.	7,700	126,973
*	Symantec Corp.	64,000	1,203,840
*	Symmetricom, Inc.	13,100	65,369
*	Synaptics, Inc.	3,200	138,560
*	SYNNEX Corp.	6,200	123,504
*	Synopsys, Inc.	21,790	595,303
*	Synplicity, Inc.	3,831	25,016
	Syntel, Inc.	3,090	106,821
* #	Take-Two Interactive Software, Inc.	12,500	199,750
*	Tech Data Corp.	10,300	401,597
	Technitrol, Inc.	9,068	249,370
*	Technology Solutions Co.	294	1,352
*	TechTeam Global, Inc.	2,566	30,510
*	Tekelec	12,700	156,210
	Tektronix, Inc.	12,749	409,880
*	TeleCommunication Systems, Inc.	8,000	32,720
* #	Telkonet, Inc.	4,700	7,050
*	Tellabs, Inc.	59,586	628,632
*	Telular Corp.	4,261	23,862
*	Teradyne, Inc.	33,622	500,632
*	Terremark Worldwide, Inc.	8,855	59,860
*	Tessco Technologies, Inc.	1,988	30,337
*	Tessera Technologies, Inc.	3,759	137,692
	Texas Instruments, Inc.	68,000	2,328,320
	TheStreet.com, Inc.	2,300	23,506

91

*	Think Partnership, Inc.	9,745	$14,423
*	THQ, Inc.	13,900	400,181
*	TIBCO Software, Inc.	40,488	320,260
*	Tier Technologies, Inc. Class B	500	5,000
	TNS, Inc.	3,000	44,790
*	Tollgrade Communications, Inc.	2,700	27,486
	Total System Services, Inc.	9,958	276,235
*	Track Data Corp.	1,200	3,360
*	Transact Technologies, Inc.	1,100	7,139
*	Transmeta Corp.	130	1,080
* #	Transwitch Corp.	2,028	3,184
*	Travelzoo, Inc.	700	13,489
*	Trident Microsystems, Inc.	4,300	63,339
*	Trimble Navigation, Ltd.	16,000	564,960
#	Trio-Tech International	255	4,501
*	Triquint Semiconductor, Inc.	30,681	135,303
	TSR, Inc.	400	1,640
*	TTM Technologies, Inc.	9,300	108,624
*	Tumbleweed Communications Corp.	9,557	21,312
*	Tyler Technologies, Inc.	5,300	78,599
*	Ulticom, Inc.	5,536	44,814
*	Ultimate Software Group, Inc.	1,800	56,034
*	Ultra Clean Holdings, Inc.	3,800	56,772
*	Ultratech, Inc.	6,078	87,098
*	Unica Corp.	1,600	16,352
*	Unisys Corp.	51,525	379,739
	United Online, Inc.	7,710	110,793
*	Universal Display Corp.	2,560	37,786
* #	UTStarcom, Inc.	21,100	64,144
*	ValueClick, Inc.	13,508	270,700
*	Varian Semiconductor Equipment Associates, Inc.	12,165	676,739
* #	Veeco Instruments, Inc.	6,910	121,616
* #	VendingData Corp.	1,500	4,320
*	Verint Systems, Inc.	3,500	86,275
*	VeriSign, Inc.	24,900	801,780
*	Viasat, Inc.	3,400	103,768
*	Vicon Industries, Inc.	600	8,220
*	Video Display Corp.	1,200	9,420
*	Vignette Corp.	5,300	103,403
*	Virage Logic Corp.	4,243	28,810
*	Vishay Intertechnology, Inc.	29,410	389,094
*	Visual Sciences, Inc.	2,300	42,389
*	Vocus, Inc.	1,300	32,500
*	Vyyo, Inc.	1,900	11,039
* #	Wave Systems Corp. Class A	2,100	3,402
*	Web.com, Inc.	1,800	10,656
*	Websense, Inc.	4,906	100,916
*	Website Pros, Inc.	3,100	27,094
*	Westell Technologies, Inc.	13,640	27,962
*	Western Digital Corp.	26,193	611,868
	Western Union Co.	15,489	291,658
*	White Electronics Designs Corp.	4,040	21,695

92

*	Wind River Systems, Inc.	12,880	$135,884
*	Wireless Telecom Group, Inc.	3,716	9,216
*	Wireless Xcessories Group, Inc.	360	850
*	WJ Communications, Inc.	2,000	3,080
*	Wright Express Corp.	2,800	103,292
*	Xerox Corp.	60,150	1,030,370
	Xilinx, Inc.	31,100	795,227
	X-Rite, Inc.	6,215	88,875
*	Yahoo!, Inc.	58,558	1,331,023
* #	Zebra Technologies Corp. Class A	10,400	377,520
*	Zhone Technologies, Inc.	2,800	3,444
*	ZILOG, Inc.	3,100	11,656
* #	Zix Corp.	200	348
*	Zoran Corp.	10,520	181,680
*	Zygo Corp.	3,050	39,193
Total Information Technology			164,290,142

Materials — (4.2%)
	A. Schulman, Inc.	2,800	60,312
	A.M. Castle & Co.	3,600	104,868
*	AEP Industries, Inc.	500	18,510
	Air Products & Chemicals, Inc.	8,265	743,933
	Airgas, Inc.	14,869	687,245
* #	AK Steel Holding Corp.	6,000	240,000
	Albemarle Corp.	14,400	582,768
	Alcoa, Inc.	61,250	2,237,463
	Allegheny Technologies, Inc.	5,314	528,158
	AMCOL International Corp.	3,700	119,177
*	American Pacific Corp.	1,505	23,403
#	American Vanguard Corp.	3,466	54,278
	Aptargroup, Inc.	11,848	430,438
	Arch Chemicals, Inc.	5,200	225,264
	Ashland, Inc.	7,365	440,353
*	Atlantis Plastics, Inc.	600	1,188
	Balchem Corp.	1,485	30,502
#	Ball Corp.	5,100	267,138
	Bemis Co., Inc.	20,200	603,374
#	Bowater, Inc.	4,300	72,412
*	Brush Engineered Materials, Inc.	4,500	217,350
*	Buckeye Technologies, Inc.	3,200	49,824
	Cabot Corp.	13,032	525,711
#	Calgon Carbon Corp.	6,100	81,435
*	Caraustar Industries, Inc.	3,800	14,098
	Carpenter Technology Corp.	3,975	464,439
*	Century Aluminum Co.	3,853	189,491
	CF Industries Holdings, Inc.	9,000	569,970
	Chaparral Steel Co.	6,700	572,850
	Chemtura Corp.	47,150	434,252
	Chesapeake Corp.	3,200	31,360
#	Cleveland-Cliffs, Inc.	6,800	518,636
* #	Coeur d'Alene Mines Corp.	26,500	90,630
	Commercial Metals Co.	17,900	517,131

93

	Compass Minerals International, Inc.	3,952	$134,645
*	Constar International, Inc.	1,500	8,370
*	Continental Materials Corp.	100	2,770
*	Core Molding Technologies, Inc.	1,400	9,646
*	Crown Holdings, Inc.	24,600	590,892
	Cytec Industries, Inc.	7,662	508,757
	Deltic Timber Corp.	1,400	80,080
	Dow Chemical Co.	66,080	2,816,990
	DuPont (E.I.) de Nemours & Co., Inc.	42,100	2,052,375
#	Eagle Materials, Inc.	6,386	242,413
	Eastman Chemical Co.	9,800	654,248
	Ecolab, Inc.	13,100	545,746
	Empire Resources, Inc.	1,300	8,775
	Ferro Corp.	9,600	187,872
	Florida Rock Industries, Inc.	5,300	331,303
*	Flotek Industries, Inc.	1,828	69,044
	FMC Corp.	5,900	531,000
	Freeport-McMoRan Copper & Gold, Inc. Class B	13,412	1,172,477
	Friedman Industries, Inc.	1,100	9,097
#	Georgia Gulf Corp.	3,310	49,551
	Gibraltar Industries, Inc.	6,000	119,880
	Glatfelter Co.	1,100	16,236
*	Graphic Packaging Corp.	40,167	191,195
	Greif, Inc. Class A	2,800	163,016
	Greif, Inc. Class B	2,536	137,578
	H.B. Fuller Co.	13,512	363,608
	Hawkins, Inc.	1,859	26,807
* #	Headwaters, Inc.	7,400	122,248
*	Hecla Mining Co.	20,018	150,135
*	Hercules, Inc.	16,300	339,366
	Huntsman Corp.	14,400	373,680
*	ICO, Inc.	2,500	28,700
* #	Idaho General Mines, Inc.	1,600	10,432
	Innophos Holdings, Inc.	900	13,257
	International Flavors & Fragrances, Inc.	6,200	311,426
	International Paper Co.	25,910	909,700
	Kaiser Aluminum Corp.	3,235	219,721
#	KMG Chemicals, Inc.	1,060	24,857
	Kronos Worldwide, Inc.	6,077	124,518
*	Landec Corp.	3,500	47,250
	Louisiana-Pacific Corp.	17,300	324,029
* #	LSB Industries, Inc.	2,300	50,646
	Lubrizol Corp.	10,814	687,554
	Lyondell Chemical Co.	31,873	1,477,632
#	Martin Marietta Materials, Inc.	2,200	297,000
*	Material Sciences Corp.	3,017	32,855
*	Maxxam, Inc.	661	18,475
	MeadWestavco Corp.	29,016	916,615
	Metal Management, Inc.	5,500	258,005
	Minerals Technologies, Inc.	4,300	283,413
* #	Mines Management, Inc.	600	1,806
*	Mod-Pac Corp.	400	3,932

94

	Monsanto Co.	26,639	$1,857,804
	Myers Industries, Inc.	5,506	117,278
*	Nanophase Technologies Corp.	700	4,165
	Nevada Chemicals, Inc.	645	6,166
	NewMarket Corp.	2,200	102,762
	Newmont Mining Corp.	22,770	962,260
#	NL Industries, Inc.	9,700	101,365
	NN, Inc.	2,430	24,956
*	Northern Technologies International Corp.	400	4,060
*	Northwest Pipe Co.	1,579	58,865
	Nucor Corp.	11,610	614,169
	Olin Corp.	11,914	255,436
	Olympic Steel, Inc.	2,550	62,297
*	OM Group, Inc.	6,361	314,233
*	OMNOVA Solutions, Inc.	6,100	36,051
*	Owens-Illinois, Inc.	14,700	591,234
	Packaging Corp. of America	15,800	411,590
*	Pactiv Corp.	7,567	221,335
	Penford Corp.	1,800	63,540
*	Pioneer Companies, Inc.	1,900	66,519
*	PolyOne Corp.	14,620	117,399
	PPG Industries, Inc.	11,830	867,731
#	Praxair, Inc.	12,671	958,688
	Quaker Chemical Corp.	2,370	52,140
	Quanex Corp.	5,859	253,753
*	Ready Mix, Inc.	300	3,660
	Reliance Steel & Aluminum Co.	16,026	848,897
*	Rock of Ages Corp.	500	3,155
	Rock-Tenn Co. Class A	8,900	258,011
*	Rockwood Holdings, Inc.	14,265	457,193
	Rohm & Haas Co.	26,050	1,472,867
#	Royal Gold, Inc.	3,504	97,271
#	RPM International, Inc.	18,072	409,150
*	RTI International Metals, Inc.	3,305	230,425
	Ryerson, Inc.	600	20,004
	Schnitzer Steel Industries, Inc. Class A	3,781	220,924
	Schweitzer-Maudoit International, Inc.	3,500	79,765
	Scotts Miracle-Gro Co. Class A	10,931	494,737
	Sealed Air Corp.	15,120	399,924
	Sensient Technologies Corp.	9,400	254,646
	Sigma-Aldrich Corp.	6,420	287,616
	Silgan Holdings, Inc.	6,290	321,356
*	Smurfit-Stone Container Corp.	51,074	539,341
	Spartech Corp.	6,900	149,454
	Steel Dynamics, Inc.	9,361	406,080
	Stepan Co.	1,800	54,036
*	Stillwater Mining Co.	15,020	141,038
*	Symyx Technologies, Inc.	2,700	24,165
#	Synalloy Corp.	807	16,172
	Temple-Inland, Inc.	10,820	595,966
*	Terra Industries, Inc.	15,020	390,069
	Texas Industries, Inc.	3,869	285,223

95

*	The Mosaic Co.	1,600	$67,232
* #	Titanium Metals Corp.	13,216	414,322
	Tronox, Inc. Class B	983	9,909
*	U.S. Concrete, Inc.	8,100	64,395
*	U.S. Gold Corp.	6,000	35,760
*	United States Lime & Minerals, Inc.	634	21,917
	United States Steel Corp.	8,920	842,762
*	Universal Stainless & Alloy Products, Inc.	1,200	38,904
#	Valhi, Inc.	14,064	330,504
	Valspar Corp.	19,583	528,154
	Vulcan Materials Co.	5,800	522,058
	Wausau Paper Corp.	8,610	96,690
	Wellman, Inc.	6,000	13,200
#	Westlake Chemical Corp.	7,416	200,677
	Weyerhaeuser Co.	12,645	862,010
* #	Wheeling-Pittsburgh Corp.	3,000	54,360
*	Williams Industries, Inc.	100	215
	Worthington Industries, Inc.	14,410	304,916
*	Zoltek Companies, Inc.	1,834	75,726
Total Materials			50,870,236

Telecommunication Services — (3.0%)
	Alaska Communications Systems Group, Inc.	5,669	77,439
	Alltel Corp.	19,067	1,301,513
*	American Tower Corp.	18,165	719,697
*	Arbinet-thexchange, Inc.	4,700	24,487
	AT&T, Inc.	393,075	15,671,900
*	Cbeyond, Inc.	1,900	73,834
*	Centennial Communications Corp.	14,356	134,946
	CenturyTel, Inc.	17,210	825,736
*	Cincinnati Bell, Inc.	37,800	184,464
	Citizens Communications Co.	53,731	779,637
*	Cogent Communications Group, Inc.	5,800	144,826
	Consolidated Communications Holdings, Inc.	3,257	60,515
*	Crown Castle International Corp.	12,715	467,403
	CT Communications, Inc.	3,300	103,950
	D&E Communications, Inc.	3,425	48,738
*	Dobson Communications Corp.	21,130	266,872
#	Embarq Corp.	3,350	209,107
*	Eschelon Telecom, Inc.	2,900	87,000
	FairPoint Communications, Inc.	4,300	71,939
* #	FiberTower Corp.	6,400	24,064
*	General Communications, Inc. Class A	8,210	103,857
	Hickory Tech Corp.	1,741	16,435
	IDT Corp.	200	1,654
	IDT Corp. Class B	8,110	72,990
* #	InPhonic, Inc.	4,600	15,364
	Iowa Telecommunications Services, Inc.	7,800	144,378
*	LCC International, Inc. Class A	3,400	12,342
*	Leap Wireless International, Inc.	5,400	391,500
* #	Level 3 Communications, Inc.	79,128	413,839
*	NeuStar, Inc.	5,500	173,910

96

* #	NII Holdings, Inc.	8,361	$662,024
	North Pittsburgh Systems, Inc.	1,300	30,017
*	PAETEC Holding Corp.	10,987	131,075
*	Point.360	1,448	3,750
*	Premiere Global Services, Inc.	11,800	154,344
*	Price Communications Liquidation Trust	2,975	406
*	Qwest Communications International, Inc.	70,500	630,975
*	Rural Cellular Corp. Class A	1,900	81,624
*	SBA Communications Corp.	8,200	267,074
	Shenandoah Telecommunications Co.	3,906	80,229
	Sprint Nextel Corp.	156,755	2,965,805
	SureWest Communications	3,000	87,030
*	Syniverse Holdings, Inc.	600	8,478
	Telephone & Data Systems, Inc.	6,663	431,429
	Telephone & Data Systems, Inc. Special Shares	7,906	486,219
* #	Time Warner Telecom, Inc.	26,350	578,383
*	United States Cellular Corp.	6,543	636,307
	USA Mobility, Inc.	4,484	82,730
	Verizon Communications, Inc.	162,307	6,797,417
	Warwick Valley Telephone Co.	804	10,902
	Windstream Corp.	12,379	176,772
*	Wireless Facilities, Inc.	4,500	11,430
*	Xeta Corp.	1,182	3,747
Total Telecommunication Services			36,942,503

Utilities — (3.3%)
*	AES Corp.	30,194	546,813
	AGL Resources, Inc.	12,600	500,346
*	Allegheny Energy, Inc.	7,279	375,669
	ALLETE, Inc.	5,000	210,550
	Alliant Energy Corp.	7,500	284,100
	Ameren Corp.	14,561	739,408
	American Electric Power Co., Inc.	17,993	800,329
	American States Water Co.	2,600	101,556
#	Aqua America, Inc.	21,567	516,745
*	Aquila, Inc.	42,600	169,548
	Artesian Resources Corp. Class A	573	11,059
	Atmos Energy Corp.	11,400	320,454
	Avista Corp.	6,400	125,248
	BIW, Ltd.	200	4,542
	Black Hills Corp.	6,000	247,140
* #	Cadiz, Inc.	900	17,937
	California Water Service Group	2,500	96,825
#	CenterPoint Energy, Inc.	21,416	347,368
	Central Vermont Public Service Corp.	1,800	64,980
	CH Energy Group, Inc.	1,800	85,086
	Chesapeake Utilities Corp.	1,047	33,096
	Cleco Corp.	9,800	225,792
#	CMS Energy Corp.	36,400	594,048
	Connecticut Water Services, Inc.	1,500	35,250
#	Consolidated Edison, Inc.	14,323	657,999
	Constellation Energy Group	1,100	91,234

97

	Delta Natural Gas Co., Inc.	400	$9,924
	Dominion Resources, Inc.	13,642	1,162,026
	DPL, Inc.	18,400	484,840
	DTE Energy Co.	9,359	447,454
	Duke Energy Corp.	56,922	1,043,949
*	Dynegy, Inc.	32,105	259,729
	Edison International	13,891	732,195
*	El Paso Electric Co.	7,500	167,400
	Empire District Electric Co.	5,200	119,236
	Energen Corp.	9,500	510,150
	Energy East Corp.	18,400	491,096
	Energy West, Inc.	200	2,960
#	EnergySouth, Inc.	903	43,516
	Entergy Corp.	8,957	928,124
*	Environmental Power Corp.	700	3,605
	Equitable Resources, Inc.	6,320	310,881
	Exelon Corp.	33,680	2,380,166
	FirstEnergy Corp.	13,801	847,933
	Florida Public Utilities Co.	500	5,900
	FPL Group, Inc.	18,340	1,079,126
	Great Plains Energy, Inc.	10,700	303,238
#	Hawaiian Electric Industries, Inc.	7,600	159,372
	IDACORP, Inc.	4,900	159,103
	Integrys Energy Group, Inc.	12,262	615,185
	ITC Holdings Corp.	6,700	298,016
	Laclede Group, Inc.	3,400	110,976
*	Maine & Maritimes Corp.	200	6,200
	MDU Resources Group, Inc.	12,665	342,588
	MGE Energy, Inc.	2,900	95,526
	Middlesex Water Co.	2,747	51,506
*	Mirant Corp.	40,200	1,566,594
#	National Fuel Gas Co.	10,655	472,443
	New Jersey Resources Corp.	4,700	230,206
	Nicor, Inc.	6,700	278,452
	NiSource, Inc.	14,414	271,560
	Northeast Utilities, Inc.	8,900	246,085
	Northwest Natural Gas Co.	4,100	190,486
* #	NRG Energy, Inc.	38,100	1,451,229
	NSTAR	14,200	465,334
	OGE Energy Corp.	13,600	458,592
	Oneok, Inc.	7,155	335,212
	Otter Tail Corp.	4,200	153,300
	Pepco Holdings, Inc.	13,630	380,004
	PG&E Corp.	15,863	705,904
#	Piedmont Natural Gas Co.	11,100	293,040
#	Pinnacle West Capital Corp.	5,055	201,391
	PNM Resources, Inc.	9,700	224,264
	Portland General Electric Co.	9,400	249,946
	PPL Corp.	17,510	845,033
	Progress Energy, Inc.	14,873	682,373
	Puget Energy, Inc.	19,000	443,270
	Questar Corp.	16,960	847,491

98

* Reliant Energy, Inc.	53,600	$1,367,336
RGC Resources, Inc.	200	5,304
SCANA Corp.	8,247	316,520
SEMCO Energy, Inc.	5,200	39,572
Sempra Energy	11,950	657,609
Sierra Pacific Resources	35,900	549,988
# SJW Corp.	2,700	92,637
South Jersey Industries, Inc.	5,300	179,723
Southern Co.	33,955	1,205,063
Southern Union Co.	17,800	531,330
Southwest Gas Corp.	5,400	156,654
Southwest Water Co.	3,920	54,802
TECO Energy, Inc.	34,016	538,813
TXU Corp.	11,750	791,950
UGI Corp.	17,100	436,905
UIL Holdings Corp.	2,833	87,795
Unisource Energy Corp.	4,610	136,548
Unitil Corp.	952	30,036
Vectren Corp.	11,400	311,220
Westar Energy, Inc.	11,000	267,190
WGL Holdings, Inc.	8,000	263,120
Wisconsin Energy Corp.	8,206	363,608
Xcel Energy, Inc.	23,511	484,562
York Water Co.	1,255	21,624
Total Utilities		40,257,160

TOTAL COMMON STOCKS		1,106,202,418

RIGHTS/WARRANTS — (0.0%)
* Caliper Life Sciences, Inc. Warrants 08/10/11	157	198
* DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
		198

TOTAL RIGHTS/WARRANTS		198

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	3,768,747	3,768,747

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.39%, 09/04/07 (Collateralized by $160,877,536 FHLMC 5.125%, 04/18/11 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/19 to 09/01/37, valued at $101,420,755) to be repurchased at $98,481,508	$98,467	98,466,752

99

@ Repurchase Agreement, Morgan Stanley 5.35%, 09/04/07 (Collateralized by $8,714,481 FHLMC 4.500%, 08/01/20, valued at $6,318,716) to be repurchased at $6,111,768	$6,111	$6,110,860
TOTAL SECURITIES LENDING COLLATERAL		104,577,612

TOTAL INVESTMENTS - (100.0%) (Cost $1,137,360,428)##		$1,214,548,975

100

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (87.3%)
Consumer Discretionary — (12.0%)
*	1-800 CONTACTS, Inc.	5,432	$130,368
*	1-800-FLOWERS.COM, Inc.	13,395	142,389
*	4Kids Entertainment, Inc.	6,000	90,060
*#	99 Cents Only Stores	45,300	559,455
*	A.C. Moore Arts & Crafts, Inc.	12,024	224,729
	Aaron Rents, Inc.	26,300	673,017
	Aaron Rents, Inc. Class A	3,344	78,584
	Abercrombie & Fitch Co.	6,200	487,940
	Acme Communications, Inc.	9,330	39,186
	Acme United Corp.	1,402	19,628
	Advance Auto Parts, Inc.	20,900	743,204
*#	Aeropostale, Inc.	14,029	290,400
*	AFC Enterprises, Inc.	11,000	164,010
*	Aftermarket Technology Corp.	13,344	399,119
#	Aldila, Inc.	4,118	69,306
*	All American Semiconductor, Inc.	100	12
*	Alloy, Inc.	6,760	54,080
*#	Amazon.com, Inc.	9,959	795,824
	Ambassadors Group, Inc.	4,600	178,342
#	Ambassadors International, Inc.	5,007	120,769
#	American Axle & Manufacturing Holdings, Inc.	34,300	799,876
*	American Biltrite, Inc.	500	3,747
	American Eagle Outfitters, Inc.	11,950	308,668
	American Greetings Corp. Class A	29,700	734,778
*#	America’s Car-Mart, Inc.	8,700	105,270
	Ameristar Casinos, Inc.	30,073	869,410
*	AnnTaylor Stores Corp.	37,800	1,184,652
*	Apollo Group, Inc. Class A	12,144	712,488
	Applebees International, Inc.	43,300	1,074,273
	Arbitron, Inc.	7,553	376,366
#	Arctic Cat, Inc.	8,860	149,823
	Ark Restaurants Corp.	2,168	78,807
#	ArvinMeritor, Inc.	36,600	638,670
	Asbury Automotive Group, Inc.	23,072	498,817
*#	Audible, Inc.	12,936	137,380
*	Audiovox Corp. Class A	1,100	11,495
*	AutoNation, Inc.	123,508	2,344,182
*	Autozone, Inc.	4,900	594,321
*#	Avatar Holdings, Inc.	5,328	323,836

101

*	Bakers Footwear Group, Inc.	2,149	$8,617
*	Ballantyne of Omaha, Inc.	6,662	39,306
*	Bally Technologies, Inc.	13,500	447,795
*#	Bally Total Fitness Holding Corp.	1,100	357
	Barnes & Noble, Inc.	38,422	1,385,882
*	Barry (R.G.) Corp.	5,567	50,938
	Bassett Furniture Industries, Inc.	600	6,924
	Beasley Broadcast Group, Inc.	5,114	37,741
#	Beazer Homes USA, Inc.	13,772	145,570
#	Bebe Stores, Inc.	25,700	358,515
*	Bed Bath and Beyond, Inc.	15,000	519,600
	Belo Corp. Class A	63,029	1,086,620
*	Benihana, Inc.	3,594	66,992
*	Benihana, Inc. Class A	5,026	93,182
	Best Buy Co., Inc.	16,068	706,189
	Big 5 Sporting Goods Corp.	5,900	122,720
*#	Big Dog Holdings, Inc.	4,614	70,825
*	Big Lots, Inc.	50,275	1,496,687
*#	BJ’s Restaurants, Inc.	15,970	361,720
#	Black & Decker Corp.	5,400	468,450
#	Blockbuster, Inc. Class A	62,922	312,093
*	Blockbuster, Inc. Class B	32,303	156,670
*#	Blue Nile, Inc.	200	16,884
*#	Bluegreen Corp.	1,300	10,881
	Blyth, Inc.	20,600	460,616
#	Bob Evans Farms, Inc.	21,920	731,470
*	Bombay Co., Inc.	1,700	476
#	Bon-Ton Stores, Inc.	8,700	250,734
	Books-A-Million, Inc.	7,530	100,300
#	Borders Group, Inc.	37,872	568,080
	BorgWarner, Inc.	13,000	1,098,500
	Bowl America, Inc. Class A	962	15,873
	Boyd Gaming Corp.	57,300	2,340,705
*	Bright Horizons Family Solutions, Inc.	11,100	440,337
	Brinker International, Inc.	52,890	1,525,348
	Brown Shoe Company, Inc.	21,427	489,393
	Brunswick Corp.	48,068	1,208,910
*	Buca, Inc.	10,624	24,010
	Buckle, Inc.	17,950	671,509
*#	Buffalo Wild Wings, Inc.	3,222	112,029
*#	Build-A-Bear-Workshop, Inc.	12,100	199,166
#	Building Materials Holding Corp.	3,272	48,426
*#	Cabela’s, Inc.	28,800	680,544
*#	Cablevision Systems New York Group Class A	8,000	268,400
*#	Cache, Inc.	9,000	151,020
*#	California Coastal Communities, Inc.	6,342	99,189
*#	California Pizza Kitchen, Inc.	17,400	355,830
	Callaway Golf Co.	45,700	745,824
	Canterbury Park Holding Corp.	1,959	24,683
*#	Career Education Corp.	44,900	1,333,530
*	CarMax, Inc.	12,600	285,516
#	Carmike Cinemas, Inc.	8,500	136,340

102

*	Carriage Services, Inc.	12,214	$103,819
*	Carter’s, Inc.	35,900	708,666
*#	Casual Male Retail Group, Inc.	7,100	71,710
	Catalina Marketing Corp.	6,900	215,418
	Cato Corp. Class A	18,400	406,088
*	Cavalier Homes, Inc.	11,687	42,658
*	Cavco Industries, Inc.	4,599	161,517
	CBRL Group, Inc.	12,395	463,821
	CBS Corp. Class A	11,931	375,349
	CBS Corp. Class B	131,300	4,137,263
*	CEC Entertainment, Inc.	16,908	519,076
	Centex Corp.	25,900	748,769
*#	Champion Enterprises, Inc.	46,880	541,464
*	Champps Entertainment, Inc.	3,840	20,698
#	Charles and Colvard, Ltd.	4,375	18,112
*	Charlotte Russe Holding, Inc.	11,400	199,158
*	Charming Shoppes, Inc.	46,950	424,428
*#	Charter Communications, Inc.	153,332	426,263
*#	Cheesecake Factory, Inc.	42,808	1,067,203
#	Cherokee, Inc.	8,805	334,590
*#	Chicos FAS, Inc.	14,081	225,014
#	Choice Hotels International, Inc.	15,100	565,948
	Christopher & Banks Corp.	20,416	246,625
*	Chromcraft Revington, Inc.	1,085	6,043
	Churchill Downs, Inc.	7,820	389,905
	Circuit City Stores, Inc.	27,900	303,552
#	Citadel Broadcasting Co.	79,015	321,591
*#	Citi Trends, Inc.	7,900	171,746
#	CKE Restaurants, Inc.	36,591	620,217
*	CKX, Inc.	30,161	369,171
	Clear Channel Communications, Inc.	38,588	1,437,789
*	Coach, Inc.	12,857	572,522
	Coachmen Industries, Inc.	800	5,280
	Coast Distribution System, Inc.	944	5,777
	Cobra Electronics Corp.	3,055	19,674
#	Coinmach Service Corp. Class A	17,231	220,729
*	Coinstar, Inc.	16,125	526,965
*	Coldwater Creek, Inc.	10,150	126,266
#	Collectors Universe, Inc.	4,869	73,278
	Columbia Sportswear Co.	19,100	1,144,472
*	Comcast Corp. Class A	379,723	9,906,973
*	Comcast Corp. Special Class A Non-Voting	189,684	4,905,228
*	Concord Camera Corp.	2,039	6,484
*#	Conn’s, Inc.	14,300	314,600
	Cooper Tire & Rubber Co.	34,560	844,646
*	Corinthian Colleges, Inc.	51,699	726,888
*#	Cosi, Inc.	22,400	89,824
*#	Cost Plus, Inc.	10,000	40,000
#	Courier Corp.	12,483	448,639
*#	Cox Radio, Inc.	22,900	315,562
	CPI Corp.	2,685	120,181
	Craftmade International, Inc.	2,141	34,063

103

*#	Crown Media Holdings, Inc.	31,565	$212,432
*	CSK Auto Corp.	22,922	303,029
	CSS Industries, Inc.	7,800	299,988
*	Culp, Inc.	400	4,080
*#	Cumulus Media, Inc. Class A	8,222	87,975
*	Cybex International, Inc.	8,781	42,061
*	Cycle Country Accessories Corp.	554	886
	D.R. Horton, Inc.	103,500	1,563,885
*	Dana Corp.	4,500	2,430
	Darden Restaurants, Inc.	7,900	328,640
	Deb Shops, Inc.	9,003	240,200
*	Deckers Outdoor Corp.	6,300	593,397
	Decorator Industries, Inc.	452	2,766
*	dELiA*s, Inc.	1,343	6,258
	Delta Apparel, Inc.	3,378	58,541
*	Design Within Reach, Inc.	7,449	35,755
	DeVry, Inc.	25,900	894,327
*#	DG Fastchannel, Inc.	10,832	218,156
*#	Dick’s Sporting Goods, Inc.	300	19,470
*	Diedrich Coffee, Inc.	3,885	14,180
	Dillards, Inc. Class A	45,044	1,069,345
*	Directed Electronics, Inc.	700	3,766
*	Discovery Holding Co. Class A	107,963	2,712,031
*	Discovery Holding Co. Class B	4,395	110,754
	Disney (Walt) Co.	359,412	12,076,243
*	Dixie Group, Inc.	4,224	42,958
*	Dollar Tree Stores, Inc.	41,300	1,794,485
*#	Dominion Homes, Inc.	1,600	3,472
	Domino’s Pizza, Inc.	18,000	316,620
*	Dorman Products, Inc.	11,143	155,891
	Dover Downs Gaming & Entertainment, Inc.	5,600	57,848
	Dover Motorsports, Inc.	9,256	55,258
	Dow Jones & Co., Inc.	8,500	501,925
*	Drew Industries, Inc.	13,000	510,510
*	drugstore.com, Inc.	31,332	90,863
	DRYCLEAN USA, Inc.	100	175
*#	DSW, Inc.	6,700	204,015
*	Duckwall-ALCO Stores, Inc.	100	3,762
*	Dura Automotive Systems, Inc.	700	52
	E.W. Scripps Co.	23,055	947,560
#	Eastman Kodak Co.	89,215	2,379,364
*#	EchoStar Communications Corp. Class A	8,900	376,648
	Educational Development Corp.	1,500	9,750
*	EMAK Worldwide, Inc.	1,200	1,800
*	Emerson Radio Corp.	15,028	38,472
#	Emmis Communications Corp. Class A	21,152	134,738
*	Enova Systems, Inc.	780	3,510
#	Entercom Communications Corp.	21,172	450,964
*#	Entravision Communications Corp.	38,172	343,930
*#	Escala Group, Inc.	3,900	8,034
	Escalade, Inc.	5,107	43,409
#	Ethan Allen Interiors, Inc.	19,400	651,840

104

*	Expedia, Inc.	106,061	$3,165,921
*	Factory Card & Party Outlet Corp.	2,474	19,000
*	Fairchild Corp. Class A	1,100	2,508
	Family Dollar Stores, Inc.	41,500	1,215,120
*	Famous Dave’s of America, Inc.	4,394	83,838
#	Fedders Corp.	763	44
	Finish Line, Inc. Class A	20,600	116,184
*	Finlay Enterprises, Inc.	4,003	12,609
*	Fisher Communications, Inc.	5,860	286,495
*	Flanigan’s Enterprises, Inc.	1,000	9,900
*#	Fleetwood Enterprises, Inc.	36,272	338,055
	Flexsteel Industries, Inc.	3,946	55,560
	Foot Locker, Inc.	91,700	1,532,307
*#	Ford Motor Co.	363,400	2,838,154
	Fortune Brands, Inc.	49,343	4,099,910
*#	Fossil, Inc.	38,926	1,304,410
*	Fountain Powerboat Industries, Inc.	1,071	2,067
*	Franklin Covey Co.	12,195	91,341
*	Franklin Electronic Publishers, Inc.	1,143	3,200
	Fred’s, Inc.	26,100	271,440
	Frisch’s Restaurants, Inc.	3,138	86,452
*#	Fuel Systems Solutions, Inc.	8,850	160,273
*	Full House Resorts, Inc.	2,330	7,572
#	Furniture Brands International, Inc.	13,859	157,715
*#	Gaiam, Inc.	12,578	260,239
*#	GameStop Corp. Class A	17,400	872,436
*	GameTech International, Inc.	7,286	46,193
#	Gaming Partners International Corp.	3,476	35,247
*#	Gander Mountain Co.	16,047	131,746
	Gannett Co., Inc.	91,206	4,286,682
	Gap, Inc.	64,200	1,204,392
*#	Gaylord Entertainment Co.	23,912	1,227,881
*	Gemstar-TV Guide International, Inc.	177,138	1,080,542
	General Motors Corp.	109,900	3,378,326
*	Genesco, Inc.	11,900	546,091
*	Gentek, Inc.	6,070	186,652
#	Gentex Corp.	65,565	1,313,923
	Genuine Parts Co.	46,800	2,325,024
*#	Getty Images, Inc.	34,572	1,078,301
*	G-III Apparel Group, Ltd.	9,353	160,404
*	Goodyear Tire & Rubber Co.	14,700	406,602
*	Gottschalks, Inc.	9,394	46,970
	Gray Television, Inc.	21,895	195,960
	Gray Television, Inc. Class A	3,060	27,020
*#	Great Wolf Resorts, Inc.	22,000	314,600
	Group 1 Automotive, Inc.	9,700	340,082
*	GSI Commerce, Inc.	24,600	566,046
#	Guess?, Inc.	13,874	735,322
*	Guitar Center, Inc.	16,200	916,758
*#	Gymboree Corp.	13,800	553,242
#	H&R Block, Inc.	17,900	355,136
*	Hampshire Group, Ltd.	1,000	17,000

105

#	Hancock Fabrics, Inc.	7,300	$15,330
#	Handleman Co.	12,938	46,836
*	Hanesbrands, Inc.	1,137	34,065
	Harley-Davidson, Inc.	7,846	422,036
	Harman International Industries, Inc.	4,500	510,255
	Harrah’s Entertainment, Inc.	19,300	1,655,361
*	Harris Interactive, Inc.	17,312	74,615
	Harte-Hanks, Inc.	42,244	1,021,460
*	Hartmarx Corp.	7,100	51,688
#	Hasbro, Inc.	49,378	1,392,953
*	Hastings Entertainment, Inc.	2,673	19,914
#	Haverty Furniture Co., Inc.	6,926	74,247
	Haverty Furniture Co., Inc. Class A	1,200	12,912
*	Hawk Corp.	3,075	44,126
*	Hayes Lemmerz International, Inc.	63,969	291,059
	Hearst-Argyle Television, Inc.	27,775	710,207
*	Hibbett Sporting Goods, Inc.	6,900	172,086
	Hilton Hotels Corp.	102,800	4,723,660
*	Hollywood Media Corp.	18,149	67,151
#	Home Depot, Inc.	154,445	5,916,788
*#	Home Solutions of America, Inc.	30,800	93,940
*	Hot Topic, Inc.	21,072	176,373
*#	Hovnanian Enterprises, Inc. Class A	16,400	194,668
*	IAC/InterActiveCorp	85,804	2,384,493
*	Iconix Brand Group, Inc.	39,700	822,981
	Idearc, Inc.	12,372	422,256
#	IHOP Corp.	9,408	591,481
	ILX Resorts, Inc.	1,389	11,806
*	Image Entertainment, Inc.	8,457	35,604
*#	Infosonics Corp.	4,740	10,333
	Interactive Data Corp.	47,800	1,306,852
	Interface, Inc. Class A	28,512	514,356
	International Game Technology	22,087	843,061
	International Speedway Corp. Class A	18,259	859,634
*#	Interpublic Group of Companies, Inc.	26,700	292,365
*	Interstate Hotels & Resorts, Inc.	11,700	45,630
*#	INVESTools, Inc.	21,100	255,099
*#	iRobot Corp.	1,300	28,678
*	Isle of Capri Casinos, Inc.	16,000	296,480
*	ITT Educational Services, Inc.	5,900	647,820
	J. Alexander’s Corp.	4,196	54,758
	J.C. Penney Co., Inc.	17,700	1,217,052
*	Jack in the Box, Inc.	12,887	801,829
#	Jackson Hewitt Tax Service, Inc.	14,600	421,502
*	Jaclyn, Inc.	698	6,317
*#	Jakks Pacific, Inc.	14,658	329,365
*	Jarden Corp.	44,105	1,446,203
*	Jennifer Convertibles, Inc.	1,300	5,707
*	Jo-Ann Stores, Inc.	17,900	402,750
	Johnson Controls, Inc.	28,684	3,244,160
	Johnson Outdoors, Inc.	5,589	104,458
#	Jones Apparel Group, Inc.	49,248	945,069

106

*#	Jos. A. Bank Clothiers, Inc.	10,625	$320,344
	Journal Communications, Inc. Class A	14,500	150,365
#	Journal Register Co.	21,056	66,326
#	KB Home	42,800	1,298,552
#	Kellwood Co.	1,200	23,640
	Kenneth Cole Productions, Inc. Class A	7,500	155,100
*	Keystone Automotive Industries, Inc.	8,900	417,855
	Kimball International, Inc. Class B	11,600	155,788
*#	Kirkland’s, Inc.	10,602	18,660
*	Knology, Inc.	8,500	134,300
*	Kohl’s Corp.	14,304	848,227
*	Kona Grill, Inc.	1,700	29,172
	Koss Corp.	800	16,376
*#	Krispy Kreme Doughnuts, Inc.	16,475	109,394
*	KSW, Inc.	2,630	19,725
	K-Swiss, Inc. Class A	15,200	366,624
	LaCrosse Footwear, Inc.	3,415	65,739
*	Lakeland Industries, Inc.	3,775	44,205
*	Lakes Entertainment, Inc.	7,785	84,389
#	Lamar Advertising Co.	10,500	555,660
#	Landry’s Restaurants, Inc.	1,100	31,537
*	Las Vegas Sands Corp.	10,900	1,086,730
*	Lazare Kaplan International, Inc.	3,467	27,008
#	La-Z-Boy, Inc.	33,464	322,593
*#	Leapfrog Enterprises, Inc.	2,000	14,380
*	Lear Corp.	21,500	628,445
	Lee Enterprises, Inc.	18,653	324,003
	Leggett & Platt, Inc.	104,589	2,133,616
	Lennar Corp. Class A	34,100	964,007
	Lennar Corp. Class B	8,365	224,600
*	Lenox Group, Inc.	9,389	47,414
#	Levitt Corp. Class A	2,600	6,084
#	Libbey, Inc.	8,400	152,040
*#	Liberty Global, Inc. Class A	59,152	2,424,049
*	Liberty Global, Inc. Series C	58,397	2,303,762
*	Liberty Media Holding Corp. Capital Class A	25,015	2,726,385
*	Liberty Media Holding Corp. Capital Class B	994	108,107
*	Liberty Media Holding Corp. Interactive Class A	188,785	3,581,251
*	Liberty Media Holding Corp. Interactive Class B	4,574	87,043
*#	LIFE TIME FITNESS, Inc.	15,544	863,780
#	Lifetime Brands, Inc.	10,482	213,728
	Limited Brands, Inc.	95,272	2,206,500
*	Lin TV Corp.	18,600	247,938
*	Lincoln Educational Services	14,404	201,224
	Lithia Motors, Inc. Class A	10,353	185,422
*	Live Nation, Inc.	41,487	858,781
	Liz Claiborne, Inc.	23,083	788,746
*#	LKQ Corp.	31,000	960,380
*#	Lodgenet Entertainment Corp.	7,407	194,063
*	Lodgian, Inc.	17,700	216,471
#	Lowe’s Companies, Inc.	134,900	4,189,994
*	Luby’s, Inc.	15,352	175,934

107

#	M/I Homes, Inc.	4,900	$89,327
*	Mace Security International, Inc.	4,449	9,610
	Macy’s, Inc.	84,400	2,677,168
*	Maidenform Brands, Inc.	13,566	231,165
#	Marine Products Corp.	13,387	118,609
*#	MarineMax, Inc.	9,000	165,060
	Marriott International, Inc. Class A	14,253	633,118
*#	Martha Stewart Living Omnimedia, Inc.	4,706	59,672
*#	Marvel Entertainment, Inc.	12,600	284,760
	Mattel, Inc.	121,920	2,637,130
	Matthews International Corp. Class A	18,800	811,032
*	Max & Erma’s Restaurants, Inc.	1,037	7,363
*	McCormick & Schmick’s Seafood Restaurants, Inc.	8,900	235,850
	McDonald’s Corp.	92,088	4,535,334
#	McGraw-Hill Companies, Inc.	12,729	642,305
	MDC Holdings, Inc.	27,900	1,241,271
*	Meade Instruments Corp.	1,100	2,178
#	Media General, Inc. Class A	13,300	371,336
*	Mediacom Communications Corp.	21,100	180,405
	Meredith Corp.	20,400	1,140,360
*#	Meritage Homes Corp.	9,200	166,704
*	Meritage Hospitality Group, Inc.	299	957
*	MGM Mirage	44,780	3,760,177
*	Midas, Inc.	3,500	70,980
	Modine Manufacturing Co.	18,600	521,730
*#	Mohawk Industries, Inc.	29,500	2,575,645
#	Monaco Coach Corp.	18,600	249,054
*	Monarch Casino & Resort, Inc.	11,235	318,737
	Monro Muffler Brake, Inc.	8,718	328,058
*	Morgans Hotel Group	8,035	154,915
*	Morningstar, Inc.	9,805	632,619
*	Mothers Work, Inc.	1,886	38,569
	Movado Group, Inc.	12,724	375,358
#	Movie Gallery, Inc.	12,500	4,512
*	Movie Star, Inc.	6,932	16,290
*#	MTR Gaming Group, Inc.	14,467	144,815
*#	Multimedia Games, Inc.	17,004	164,939
*	Nathan’s Famous, Inc.	3,449	60,357
	National Presto Industries, Inc.	4,500	248,220
*	National RV Holdings, Inc.	2,041	1,633
#	Nautilus Group, Inc.	14,800	140,896
*	Navarre Corp.	600	2,262
*#	Netflix, Inc.	24,441	428,206
*	Nevada Gold & Casinos, Inc.	1,700	2,465
	New Frontier Media, Inc.	16,165	110,245
*	New York & Co., Inc.	18,400	121,440
	Newell Rubbermaid, Inc.	14,972	386,128
	News Corp. Class A	391,970	7,929,553
#	News Corp. Class B	179,751	3,907,787
	NIKE, Inc. Class B	16,700	940,878
*	Nobel Learning Communities, Inc.	3,445	47,989
	Nobility Homes, Inc.	1,323	23,212

108

	Noble International, Ltd.	8,899	$177,179
#	Nordstrom, Inc.	18,072	869,263
*#	Nutri/System, Inc.	5,100	276,573
*#	NVR, Inc.	2,654	1,484,913
	Oakley, Inc.	36,200	1,041,474
*	Office Depot, Inc.	21,300	520,785
	OfficeMax, Inc.	33,644	1,195,035
	Omnicom Group, Inc.	14,480	737,466
*	Orange 21, Inc.	500	2,435
#	Orleans Homebuilders, Inc.	8,707	63,213
	O’Charleys, Inc.	15,500	252,340
*#	O’Reilly Automotive, Inc.	53,916	1,916,175
*	Outdoor Channel Holdings, Inc.	9,234	83,106
*#	Overstock.com, Inc.	5,800	128,818
	Oxford Industries, Inc.	7,500	271,650
*	P & F Industries, Inc. Class A	1,381	15,557
*#	P.F. Chang’s China Bistro, Inc.	14,960	504,601
*	Pacific Sunwear of California, Inc.	36,632	513,214
*	Palm Harbor Homes, Inc.	14,914	211,033
*#	Panera Bread Co.	10,200	446,148
*	Papa John’s International, Inc.	8,600	218,096
*	PC Mall, Inc.	8,975	110,123
*	Penn National Gaming, Inc.	30,400	1,787,520
	Penske Automotive Group, Inc.	58,000	1,143,180
*	Perry Ellis International, Inc.	5,100	139,179
*#	PetMed Express, Inc.	5,500	82,445
	PETsMART, Inc.	21,796	756,321
	Phillips-Van Heusen Corp.	32,272	1,879,199
*	Phoenix Footwear Group, Inc.	4,509	15,286
#	Pier 1 Imports, Inc.	57,200	353,496
*	Pinnacle Entertainment, Inc.	27,024	751,808
*#	Playboy Enterprises, Inc. Class A	812	8,932
*#	Playboy Enterprises, Inc. Class B	18,004	198,944
*#	PokerTek, Inc.	2,200	22,264
	Polaris Industries, Inc.	10,300	491,825
	Polo Ralph Lauren Corp.	5,100	385,254
*	Pomeroy IT Solutions, Inc.	3,300	27,687
#	Pool Corp.	10,700	349,355
*#	Premier Exhibitions, Inc.	6,900	109,158
#	Pre-Paid Legal Services, Inc.	3,100	171,089
*#	Priceline.com, Inc.	8,800	730,224
#	PRIMEDIA, Inc.	16,466	239,580
*	Princeton Review, Inc.	20,981	140,153
*#	Progressive Gaming International Corp.	13,400	68,608
*	Proliance International, Inc.	5,180	10,619
	Pulte Homes, Inc.	65,688	1,093,048
*	QEP Co., Inc.	670	7,826
*#	Quaker Fabric Corp.	200	5
*#	Quantum Fuel Systems Technologies Worldwide, Inc.	4,200	4,872
*	Quiksilver, Inc.	76,600	1,025,674
*	R.H. Donnelley Corp.	31,065	1,827,554

109

*	Radio One, Inc. Class D	56,214	$219,797
#	RadioShack Corp.	18,116	430,617
*	Rare Hospitality International, Inc.	13,600	513,672
*	RC2 Corp.	11,900	363,426
#	RCN Corp.	24,072	346,396
*	Reading International, Inc. Class A	8,426	85,103
*	Reading International, Inc. Class B	300	3,052
*	Red Lion Hotels Corp.	13,988	131,907
*	Red Robin Gourmet Burgers, Inc.	8,700	334,689
*	RedEnvelope, Inc.	2,700	14,364
*	Regent Communications, Inc.	1,660	4,565
	Regis Corp.	24,700	815,347
*	Rent-A-Center, Inc.	34,907	670,913
*	Rentrak Corp.	6,908	85,383
*#	Restoration Hardware, Inc.	15,600	54,912
*#	Retail Ventures, Inc.	13,600	157,352
*	Rex Stores Corp.	600	11,352
*#	Rockford Corp.	1,653	3,306
*	Rocky Brands, Inc.	3,043	26,505
	Ross Stores, Inc.	9,900	275,517
*	Rubio’s Restaurants, Inc.	5,189	56,041
#	Ruby Tuesday, Inc.	31,517	698,102
	Russ Berrie & Co., Inc.	4,300	64,328
*#	Ruth’s Chris Steak House, Inc.	5,601	93,089
#	Ryland Group, Inc.	22,400	641,536
*	Saga Communications, Inc. Class A	13,981	100,663
#	Saks, Inc.	55,578	898,696
	Salem Communications Corp.	12,725	130,686
*	Sally Beauty Holdings, Inc.	11,272	96,037
*#	Salton, Inc.	5,946	1,427
#	Sauer-Danfoss, Inc.	23,875	640,327
*	Scholastic Corp.	21,700	739,536
*	Scientific Games Corp.	12,172	424,681
*#	Sears Holdings Corp.	27,676	3,973,167
*#	Select Comfort Corp.	11,350	194,652
	Service Corp. International	171,443	2,095,033
*#	Sharper Image Corp.	9,649	49,692
	Sherwin-Williams Co.	9,500	655,595
	Shiloh Industries, Inc.	6,813	71,741
*	Shoe Carnival, Inc.	8,944	154,284
*#	Shuffle Master, Inc.	4,000	59,320
*	Silverleaf Resorts, Inc.	13,932	79,412
	Sinclair Broadcast Group, Inc. Class A	34,016	423,839
*#	Sirius Satellite Radio, Inc.	51,500	152,955
*#	Six Flags, Inc.	4,500	18,090
*	Skechers U.S.A., Inc. Class A	16,600	329,178
	Skyline Corp.	3,000	89,790
*	Smith & Wesson Holding Corp.	4,800	100,800
	Snap-On, Inc.	33,797	1,655,377
	Sonesta International Hotels Corp. Class A	238	10,239
#	Sonic Automotive, Inc.	19,887	528,994
*	Sonic Corp.	25,153	548,838

110

#	Sotheby’s Class A	10,400	$450,112
*#	Source Interlink Companies, Inc.	15,200	63,232
*	Spanish Broadcasting System, Inc.	29,326	83,286
#	Spartan Motors, Inc.	18,265	270,322
	Speedway Motorsports, Inc.	30,297	1,166,132
*	Sport Chalet, Inc. Class A	8,108	75,972
*	Sport Chalet, Inc. Class B	525	4,798
	Sport Supply Group, Inc.	6,488	62,934
	Stage Stores, Inc.	24,350	421,985
*	Stamps.com, Inc.	4,600	55,844
	Standard Motor Products, Inc.	11,800	115,522
#	Standard Pacific Corp.	30,400	304,912
#	Stanley Furniture, Inc.	6,096	105,095
	Staples, Inc.	52,072	1,236,710
*	Starbucks Corp.	30,738	846,832
	Starwood Hotels & Resorts Worldwide, Inc.	17,000	1,039,040
	Station Casinos, Inc.	3,500	307,370
	Stein Mart, Inc.	25,800	226,524
	Steinway Musical Instruments, Inc.	2,791	89,228
	Steven Madden, Ltd.	11,579	285,075
	Stewart Enterprises, Inc.	3,700	26,529
*	Stoneridge, Inc.	14,986	156,454
*	Strattec Security Corp.	2,177	104,039
	Strayer Education, Inc.	4,100	654,278
#	Sturm Ruger & Co., Inc.	13,268	242,008
	Sun-Times Media Group, Inc. Class A	27,900	78,678
#	Superior Industries International, Inc.	14,100	280,308
	Superior Uniform Group, Inc.	4,233	49,314
#	Syms Corp.	1,300	21,307
*#	Syntax-Brillian Corp.	27,100	176,150
	Systemax, Inc.	20,911	388,945
#	Talbots, Inc.	38,100	810,768
	Tandy Brand Accessories, Inc.	3,900	42,315
*	Tandy Leather Factory, Inc.	4,833	34,073
	Target Corp.	76,292	5,029,932
*#	Tarragon Corp.	16,819	15,810
*	Tarrant Apparel Group	9,957	12,944
#	Tempur-Pedic International, Inc.	13,364	386,220
*	Tenneco Automotive, Inc.	24,600	781,050
*	Texas Roadhouse, Inc.	600	7,686
*	The Children’s Place Retail Stores, Inc.	10,100	290,476
*	The DIRECTV Group, Inc.	54,400	1,269,152
*#	The Dress Barn, Inc.	25,417	444,797
*	The Hallwood Group, Inc.	797	62,963
	The Marcus Corp.	12,900	272,448
#	The McClatchey Co.	18,784	424,143
	The Men’s Wearhouse, Inc.	25,200	1,277,136
#	The New York Times Co. Class A	57,889	1,272,400
#	The Pep Boys - Manny, Moe & Jack	25,672	420,764
	The Stanley Works	25,500	1,446,870
*	The Steak n Shake Co.	13,494	212,665
	The TJX Companies, Inc.	30,244	922,140

111

#	Thor Industries, Inc.	26,368	$1,159,928
	Tiffany & Co.	29,444	1,511,361
*	Timberland Co. Class A	11,672	234,490
	Time Warner, Inc.	725,720	13,774,166
*#	TiVo, Inc.	23,332	131,359
*#	Toll Brothers, Inc.	51,000	1,089,360
#	TOUSA, Inc.	17,600	47,696
*	Tractor Supply Co.	25,900	1,247,344
	Traffix, Inc.	7,885	41,554
	Triarc Companies, Inc. Class A	12,909	190,924
	Triarc Companies, Inc. Class B	28,600	439,296
	Tribune Co.	22,075	608,166
*	Triple Crown Media, Inc.	1,900	13,357
*	True Religion Apparel, Inc.	2,500	41,950
*#	Trump Entertainment Resorts, Inc.	16,000	106,880
*	TRW Automotive Holdings Corp.	60,662	1,853,831
	Tuesday Morning Corp.	17,189	181,344
	Tupperware Corp.	28,324	872,096
*#	Tween Brands, Inc.	16,000	472,000
*	Tweeter Home Entertainment Group, Inc.	1,100	35
*#	Under Armour, Inc. Class A	5,200	338,052
*	Unifi, Inc.	36,116	87,401
	Unifirst Corp.	8,854	366,379
*	United Retail Group, Inc.	4,287	36,911
*	Universal Electronics, Inc.	8,536	247,544
*#	Universal Technical Institute, Inc.	6,800	122,536
*	Urban Outfitters, Inc.	11,700	267,930
	V.F. Corp.	31,000	2,475,350
*#	Vail Resorts, Inc.	18,200	1,040,676
*	Valassis Communications, Inc.	30,300	276,336
	Value Line, Inc.	1,500	73,275
*#	ValueVision Media, Inc. Class A	17,572	148,132
*	Varsity Group, Inc.	1,300	1,495
*#	VCG Holding Corp.	3,000	22,350
*	Viacom, Inc. Class A	2,853	112,551
*	Viacom, Inc. Class B	31,200	1,231,152
*	Virco Manufacturing Corp.	7,200	36,648
	Virgin Media, Inc.	12,250	291,550
#	Visteon Corp.	39,700	213,586
*	Volcom, Inc.	4,999	195,111
*	Voyager Learning Co.	11,944	93,163
	WABCO Holdings, Inc.	5,300	239,878
*	Warnaco Group, Inc.	27,872	972,733
	Warner Music Group Corp.	14,000	161,000
	Washington Post Co.	1,925	1,473,876
*#	WCI Communities, Inc.	23,500	219,020
	Weight Watchers International, Inc.	18,000	934,920
*#	Wells-Gardner Electronics Corp.	2,835	7,201
	Wendy’s International, Inc.	42,899	1,410,948
*	West Marine, Inc.	10,300	140,286
#	Westwood One, Inc.	32,200	93,058
*	Wet Seal, Inc. Class A	47,045	213,114

112

#	Weyco Group, Inc.	5,715	$168,364
	Whirlpool Corp.	23,355	2,251,656
	Wiley (John) & Sons, Inc. Class A	23,378	969,486
	Wiley (John) & Sons, Inc. Class B	1,468	60,628
*	Williams Controls, Inc.	1,800	30,222
#	Williams-Sonoma, Inc.	51,462	1,715,228
*#	Wilsons The Leather Experts, Inc.	3,000	5,460
*	Winmark Corp.	795	16,409
#	Winnebago Industries, Inc.	12,100	322,707
*	WMS Industries, Inc.	28,729	845,782
	Wolverine World Wide, Inc.	32,007	841,464
	World Wrestling Entertainment, Inc.	13,561	205,449
	Wyndham Worldwide Corp.	74,801	2,386,152
#	Wynn Resorts, Ltd.	8,100	1,002,213
	Xerium Technologies, Inc.	4,600	24,886
*	XM Satellite Radio Holdings, Inc.	37,300	465,131
*	Young Broadcasting, Inc. Class A	7,739	15,091
	Yum! Brands, Inc.	21,604	706,883
*	Zale Corp.	25,800	579,726
*#	Zumiez, Inc.	8,000	388,240
Total Consumer Discretionary			373,101,712

Consumer Staples — (6.1%)
	Alberto-Culver Co.	46,972	1,088,341
	Alico, Inc.	4,284	219,127
*	Alliance One International, Inc.	57,572	443,304
	Altria Group, Inc.	154,900	10,751,609
#	American Italian Pasta Co.	5,900	51,743
#	Andersons, Inc.	11,612	548,783
	Anheuser-Busch Companies, Inc.	26,400	1,304,160
	Archer-Daniels-Midland Co.	118,539	3,994,764
	Arden Group, Inc. Class A	1,742	237,347
	Avon Products, Inc.	15,222	522,876
*#	BJ’s Wholesale Club, Inc.	43,269	1,514,415
*	Boston Beer Co., Inc. Class A	5,857	285,587
*	Bridgford Foods Corp.	5,398	39,783
	Brown-Forman Corp. Class A	2,400	181,056
#	Brown-Forman Corp. Class B	3,000	214,680
*	Cagle’s, Inc. Class A	1,262	12,052
	Calavo Growers, Inc.	7,780	140,196
	Cal-Maine Foods, Inc.	12,345	244,308
	Campbell Soup Co.	13,516	510,229
	Casey’s General Stores, Inc.	27,772	787,614
	CCA Industries, Inc.	1,700	16,830
*	Central European Distribution Corp.	21,967	963,473
*#	Central Garden & Pet Co.	14,100	180,480
*#	Central Garden & Pet Co. Class A	15,800	199,080
*#	Chattem, Inc.	5,200	320,892
#	Chiquita Brands International, Inc.	26,100	407,160
#	Church & Dwight Co., Inc.	28,700	1,289,491
	Clorox Co.	12,400	741,520
	Coca-Cola Bottling Co. Consolidated	2,307	135,352

113

	Coca-Cola Co.	80,113	$4,308,477
	Coca-Cola Enterprises, Inc.	149,119	3,552,015
	Colgate-Palmolive Co.	17,798	1,180,363
*#	Collective Brands, Inc.	30,287	715,682
	ConAgra, Inc.	131,400	3,378,294
*#	Constellation Brands, Inc. Class A	58,800	1,421,784
*	Constellation Brands, Inc. Class B	5,007	121,520
	Corn Products International, Inc.	31,877	1,440,840
	Costco Wholesale Corp.	35,000	2,161,250
*	Cuisine Solutions, Inc.	3,322	21,427
	CVS Caremark Corp.	279,685	10,577,687
*	Darling International, Inc.	41,157	347,777
	Dean Foods Co.	78,228	2,101,204
	Del Monte Foods Co.	119,145	1,255,788
	Diamond Foods, Inc.	9,900	165,330
*	Elizabeth Arden, Inc.	16,194	398,372
*	Energizer Holdings, Inc.	4,700	497,871
	Estee Lauder Companies, Inc.	8,800	365,992
#	Farmer Brothers Co.	10,520	241,960
	Flowers Foods, Inc.	54,392	1,122,651
*	Galaxy Nutritional Foods, Inc.	100	45
*#	Gatehouse Media, Inc.	25,200	328,104
	General Mills, Inc.	54,044	3,019,979
	Golden Enterprises, Inc.	3,443	10,329
#	Great Atlantic & Pacific Tea, Inc.	27,887	874,536
*#	Green Mountain Coffee, Inc.	12,036	410,067
*	Griffin Land & Nurseries, Inc. Class A	3,796	123,788
*	Hain Celestial Group, Inc.	23,487	687,230
	Heinz (H.J.) Co.	15,461	697,136
*	Hines Horticulture, Inc.	1,700	561
	Hormel Foods Corp.	37,872	1,349,379
	Ingles Market, Inc. Class A	7,872	237,026
*	Integrated Biopharma, Inc.	1,529	6,621
#	Inter Parfums, Inc.	11,911	247,272
	J & J Snack Foods Corp.	11,554	433,853
	J.M. Smucker Co.	28,624	1,574,606
*	Katy Industries, Inc.	600	975
	Kellogg Co.	13,814	758,803
#	Kimberly-Clark Corp.	19,000	1,305,110
	Kraft Foods, Inc.	250,197	8,021,316
	Lancaster Colony Corp.	18,153	738,283
	Lance, Inc.	17,500	435,925
*#	Lifeway Foods, Inc.	3,829	54,219
	Loews Corp. - Carolina Group	9,100	692,692
	Longs Drug Stores Corp.	26,000	1,370,980
#	Mannatech, Inc.	13,600	112,064
*#	Maui Land & Pineapple Co., Inc.	4,062	118,001
	McCormick & Co., Inc.	7,700	275,968
	McCormick & Co., Inc. Voting Common	577	20,714
*#	Medifast, Inc.	1,571	10,133
#	MGP Ingredients, Inc.	6,750	97,605
	Molson Coors Brewing Co.	30,272	2,708,133

114

#	Molson Coors Brewing Co. Class A	200	$17,790
*	Monterey Pasta Co.	10,244	36,161
#	Nash Finch Co.	8,300	311,333
	National Beverage Corp.	23,959	252,049
*	Natrol, Inc.	7,289	25,584
*	Natural Alternatives International, Inc.	2,024	14,492
* #	Natural Health Trends Corp.	4,010	11,990
	Nature’s Sunshine Products, Inc.	400	4,920
*	NBTY, Inc.	27,700	1,016,590
	Nu Skin Enterprises, Inc. Class A	38,400	597,504
	Oil-Dri Corp. of America	3,765	65,323
*	Omega Protein Corp.	6,609	60,142
*	Orchids Paper Products Co.	1,600	14,032
*	Pantry, Inc.	8,800	293,304
*	Parlux Fragrances, Inc.	11,400	42,864
*	Pathmark Stores, Inc.	18,714	240,101
* #	Peet’s Coffee & Tea, Inc.	8,100	204,606
	Pepsi Bottling Group, Inc.	50,600	1,750,254
	PepsiAmericas, Inc.	74,569	2,207,242
	PepsiCo, Inc.	56,444	3,839,885
*	Performance Food Group Co.	22,700	645,588
	Pilgrim’s Pride Corp.	34,200	1,388,178
*	Playtex Products, Inc.	27,394	498,571
*	Prestige Brands Holdings, Inc.	35,800	392,726
	PriceSmart, Inc.	13,600	325,856
	Procter & Gamble Co.	571,788	37,343,474
*	Pyramid Breweries, Inc.	3,920	10,819
	Ralcorp Holdings, Inc.	15,728	971,833
	Reddy Ice Holdings, Inc.	7,400	214,082
* #	Redhook Ale Brewery, Inc.	2,580	17,260
#	Reliv International, Inc.	4,090	41,064
*	Revlon, Inc.	3,563	4,097
#	Reynolds American, Inc.	60,474	3,998,541
* #	Rite Aid Corp.	229,932	1,165,755
	Rocky Mountain Chocolate Factory, Inc.	1,224	19,601
	Ruddick Corp.	26,300	856,854
#	Safeway, Inc.	80,200	2,544,746
*	San Filippo (John B.) & Son, Inc.	5,548	54,148
	Sanderson Farms, Inc.	13,500	566,190
	Sara Lee Corp.	68,900	1,145,118
	Schiff Nutrition International, Inc.	7,327	40,958
#	Seaboard Corp.	588	1,222,452
*	Seneca Foods Corp. Class A	3,424	93,064
*	Seneca Foods Corp. Class B	1,751	48,643
*	Smithfield Foods, Inc.	70,988	2,323,437
#	Spartan Stores, Inc.	11,100	282,384
* #	Spectrum Brands, Inc.	22,300	125,772
*	Star Scientific, Inc.	8,400	8,400
	SUPERVALU, Inc.	92,804	3,911,689
	Sysco Corp.	34,671	1,157,318
	Tasty Baking Co.	2,640	26,902
#	The Hershey Co.	14,000	651,000

115

	The Kroger Co.	50,400	$1,339,632
	The Topps Co., Inc.	15,600	144,924
*	Tofutti Brands, Inc.	1,500	4,650
#	Tootsie Roll Industries, Inc.	21,562	584,330
	Tyson Foods, Inc. Class A	117,800	2,538,590
*	United Natural Foods, Inc.	17,300	464,332
	United-Guardian, Inc.	300	3,075
	Universal Corp.	17,300	849,949
* #	USANA Health Services, Inc.	3,500	133,280
	UST, Inc.	11,700	576,576
#	Vector Group, Ltd.	24,815	570,249
*	Vermont Pure Holdings, Ltd.	600	1,062
	Village Super Market, Inc.	1,945	93,049
*	Vita Food Products, Inc.	510	778
	Walgreen Co.	49,068	2,211,495
	Wal-Mart Stores, Inc.	344,500	15,030,535
	WD-40 Co.	8,900	309,453
	Weis Markets, Inc.	15,286	656,992
#	Whole Foods Market, Inc.	5,844	258,655
#	Wrigley (Wm.) Jr. Co.	7,507	437,283
*	Zapata Corp.	9,130	62,997
Total Consumer Staples			188,818,561

Energy — (8.2%)
*	Abraxas Petroleum Corp.	11,000	39,380
	Adams Resources & Energy, Inc.	3,260	71,720
* #	Allis-Chalmers Energy, Inc.	18,828	375,054
*	Alpha Natural Resources, Inc.	35,600	687,436
* #	American Oil & Gas, Inc.	17,727	102,817
	Anadarko Petroleum Corp.	89,328	4,375,285
	Apache Corp.	64,363	4,980,409
	Arch Coal, Inc.	39,200	1,156,008
*	Arena Resources, Inc.	7,800	478,608
	Atlas America, Inc.	6,229	316,869
* #	ATP Oil & Gas Corp.	13,400	576,870
*	Atwood Oceanics, Inc.	12,618	958,842
* #	Aurora Oil & Gas Corp.	44,700	75,543
	Baker Hughes, Inc.	15,872	1,331,026
	Barnwell Industries, Inc.	3,520	62,269
* #	Basic Energy Services, Inc.	18,800	388,596
	Berry Petroleum Corp. Class A	25,100	855,408
* #	Bill Barret Corp.	31,039	1,093,814
	BJ Services Co.	90,772	2,252,053
*	Bois d’Arc Energy, Inc.	40,600	729,176
* #	Bolt Technology Corp.	1,600	60,976
*	Boots & Coots International Well Control, Inc.	30,500	39,040
*	Brigham Exploration Co.	20,754	104,808
*	Bristow Group, Inc.	14,880	645,048
* #	Bronco Drilling Co., Inc.	16,800	247,800
	Cabot Oil & Gas Corp.	51,600	1,720,344
*	Callon Petroleum Co.	8,997	109,134
*	Cameron International Corp.	6,272	512,861

116

#	CARBO Ceramics, Inc.	14,200	$664,560
*	Carrizo Oil & Gas, Inc.	13,500	530,145
* #	Cheniere Energy, Inc.	12,100	436,568
	Chesapeake Energy Corp.	85,100	2,745,326
	Chevron Corp.	359,204	31,523,743
	Cimarex Energy Co.	49,144	1,759,847
	CKX Lands, Inc.	1,190	15,767
*	Clayton Williams Energy, Inc.	3,206	89,928
* #	CNX Gas Corp.	21,800	580,970
*	Complete Production Services, Inc.	45,945	1,019,979
*	Comstock Resources, Inc.	28,188	776,016
	ConocoPhillips	257,951	21,123,607
#	CONSOL Energy, Inc.	12,900	514,452
* #	Contango Oil & Gas Co.	4,216	154,306
#	Crosstex Energy, Inc.	18,978	623,238
*	Dawson Geophysical Co.	3,970	269,404
* #	Delta Petroleum Corp.	22,814	337,875
*	Denbury Resources, Inc.	49,700	1,977,066
	Devon Energy Corp.	89,200	6,717,652
	Diamond Offshore Drilling, Inc.	10,800	1,135,728
*	Dresser-Rand Group, Inc.	22,300	822,201
*	Dril-Quip, Inc.	23,200	1,091,792
* #	Dune Energy, Inc.	5,295	11,490
* #	Edge Petroleum Corp.	13,072	170,720
	El Paso Corp.	63,544	1,008,443
* #	Encore Acquisition Co.	34,072	946,861
*	Endeavour International Corp.	38,603	44,779
*	Energy Partners, Ltd.	5,200	71,084
#	ENSCO International, Inc.	39,355	2,133,828
	EOG Resources, Inc.	50,200	3,381,472
* #	Evergreen Energy, Inc.	12,340	50,841
* #	Exterran Holdings, Inc.	26,614	2,062,651
	Exxon Mobil Corp.	440,684	37,779,839
*	FMC Technologies, Inc.	4,700	445,090
* #	Forest Oil Corp.	56,747	2,193,272
	Foundation Coal Holdings, Inc.	12,100	410,432
	Frontier Oil Corp.	15,000	615,450
*	FX Energy, Inc.	6,600	41,448
* #	Gasco Energy, Inc.	36,100	71,839
* #	GMX Resources, Inc.	5,900	179,714
* #	Goodrich Petroleum Corp.	5,775	170,998
*	Grant Prideco, Inc.	6,800	376,040
* #	Grey Wolf, Inc.	106,059	704,232
	Gulf Island Fabrication, Inc.	6,400	227,712
*	Gulfmark Offshore, Inc.	10,772	493,896
*	Gulfport Energy Corp.	15,927	286,845
	Halliburton Co.	45,207	1,563,710
* #	Harvest Natural Resources, Inc.	22,744	260,646
*	Helix Energy Solutions Group, Inc.	59,815	2,298,690
	Helmerich & Payne, Inc.	67,618	2,129,291
	Hess Corp.	58,200	3,571,734
#	Holly Corp.	8,700	579,855

117

*	Horizon Offshore, Inc.	13,901	$230,062
*	Hornbeck Offshore Services, Inc.	14,800	564,620
* #	Houston American Energy Corp.	6,600	24,024
* #	Infinity, Inc.	7,650	13,617
* #	Input/Output, Inc.	46,600	661,254
	Lufkin Industries, Inc.	8,700	494,769
	Marathon Oil Corp.	126,588	6,821,827
*	Mariner Energy, Inc.	55,242	1,158,425
	MarkWest Hydrocarbon, Inc.	2,984	150,065
	Massey Energy Co.	49,100	1,018,825
*	Matrix Service Co.	13,000	245,960
* #	McMoran Exploration Co.	8,100	110,079
*	Meridian Resource Corp.	37,148	86,183
*	Mitcham Industries, Inc.	5,699	110,048
	Murphy Oil Corp.	49,306	3,004,708
*	NATCO Group, Inc. Class A	9,100	454,454
* #	National Coal Corp.	19,000	57,000
* #	National-Oilwell, Inc.	35,300	4,518,400
*	Natural Gas Services Group	9,372	158,481
*	Newfield Exploration Co.	49,644	2,159,018
*	Newpark Resources, Inc.	57,400	321,440
	Noble Energy, Inc.	58,500	3,514,095
	Occidental Petroleum Corp.	157,460	8,926,407
*	Oceaneering International, Inc.	24,600	1,652,136
* #	Oil States International, Inc.	26,200	1,105,640
* #	OMNI Energy Services Corp.	5,400	42,714
	Overseas Shipholding Group, Inc.	19,572	1,397,441
* #	Pacific Ethanol, Inc.	18,900	218,484
	Panhandle Royalty Co.	4,348	106,483
*	Parallel Petroleum Corp.	20,000	353,800
*	Parker Drilling Co.	64,700	504,013
#	Patterson-UTI Energy, Inc.	102,644	2,203,767
	Peabody Energy Corp.	11,600	493,116
	Penn Virginia Corp.	24,500	977,795
*	Petrohawk Energy Corp.	34,771	526,433
*	Petroleum Development Corp.	9,657	386,570
*	PetroQuest Energy, Inc.	23,200	258,912
*	PHI, Inc. (69336T106)	1,266	37,094
*	PHI, Inc. (69336T205)	8,000	242,880
*	Pioneer Drilling Co.	35,400	430,464
	Pioneer Natural Resources Co.	53,800	2,208,490
*	Plains Exploration & Production Co.	41,385	1,553,179
	Pogo Producing Co.	30,244	1,506,454
* #	PowerSecure International, Inc.	7,388	99,886
*	Pride International, Inc.	43,740	1,538,336
*	Quest Resource Corp.	12,000	108,720
* #	Quicksilver Resources, Inc.	19,600	783,020
	Range Resources Corp.	41,900	1,521,389
* #	Rentech, Inc.	16,800	39,144
	Rowan Companies, Inc.	69,700	2,616,538
	Royale Energy, Inc.	1,660	6,242
#	RPC, Inc.	42,086	580,366

118

* #	SEACOR Holdings, Inc.	14,300	$1,255,540
	Smith International, Inc.	8,172	547,606
*	Southwestern Energy Co.	16,288	605,751
	Spectra Energy Corp.	13,068	303,831
	St. Mary Land & Exploration Co.	36,400	1,213,940
*	Stone Energy Corp.	17,400	573,330
* #	SulphCo, Inc.	7,900	54,115
	Sunoco, Inc.	34,000	2,486,760
*	Superior Energy Services, Inc.	39,522	1,534,244
*	Superior Well Services, Inc.	14,597	315,149
*	Swift Energy Corp.	19,200	714,624
* #	Syntroleum Corp.	20,300	38,773
	Tesoro Petroleum Corp.	37,800	1,864,674
* #	Teton Energy Corp.	7,026	35,622
* #	TETRA Technologies, Inc.	31,200	623,688
*	TGC Industries, Inc.	10,629	98,850
	The Williams Companies, Inc.	28,544	884,864
#	Tidewater, Inc.	27,886	1,825,139
* #	Toreador Resources Corp.	7,300	75,263
* #	Transmeridian Exploration, Inc.	8,300	16,849
* #	Trico Marine Services, Inc.	9,500	312,170
* #	Tri-Valley Corp.	5,100	37,587
* #	TXCO Resources, Inc.	14,817	144,318
*	Union Drilling, Inc.	15,900	228,960
*	Unit Corp.	26,900	1,319,714
#	USEC, Inc.	38,340	513,373
*	VAALCO Energy, Inc.	17,300	67,816
	Valero Energy Corp.	106,368	7,287,272
* #	Verenium Corp.	7,200	39,600
	W&T Offshore, Inc.	26,900	599,601
* #	Warren Resources, Inc.	30,389	359,198
* #	Westmoreland Coal Co.	3,643	75,410
*	Westside Energy Corp.	9,843	29,037
*	W-H Energy Services, Inc.	18,000	1,144,080
*	Whiting Petroleum Corp.	20,900	776,644
	World Fuel Services Corp.	12,565	484,381
	XTO Energy, Inc.	68,860	3,743,230
Total Energy			254,074,536

Financials — (20.7%)
*	1st Constitution Bancorp	1,636	26,111
	1st Independence Financial Group, Inc.	1,186	18,804
	1st Source Corp.	8,144	191,465
	21st Century Holding Co.	3,800	53,352
	21st Century Insurance Group	30,400	669,104
	A.G. Edwards, Inc.	16,892	1,411,833
	Abigail Adams National Bancorp, Inc.	2,006	27,683
	Access National Corp.	7,295	61,497
*	Accredited Home Lenders Holding Co.	6,387	57,802
	Advance America Cash Advance Centers, Inc.	47,700	598,635
	Advanta Corp. Class A	6,288	145,693
	Advanta Corp. Class B	13,413	351,152

119

* #	Affiliated Managers Group, Inc.	6,400	$724,800
	Affirmative Insurance Holdings, Inc.	9,681	123,336
	AFLAC, Inc.	88,230	4,703,541
	Alabama National Bancorporation	11,719	618,294
	Alfa Corp.	39,771	707,924
*	Allegheny Corp.	3,677	1,514,924
	Alliance Financial Corp.	2,282	59,766
	Allstate Corp.	110,280	6,037,830
	AMBAC Financial Group, Inc.	40,008	2,513,303
*	AmComp, Inc.	7,400	70,522
	Amcore Financial, Inc.	12,372	331,322
	Ameriana Bancorp	898	8,531
	American Bancorp of New Jersey, Inc.	6,260	69,486
#	American Capital Strategies, Ltd.	73,744	3,044,890
#	American Equity Investment Life Holding Co.	36,044	368,009
	American Express Co.	49,412	2,896,531
	American Financial Group, Inc.	61,477	1,733,651
*	American Independence Corp.	5,200	54,652
	American International Group, Inc.	506,170	33,407,220
	American National Bankshares, Inc.	3,634	79,439
	American National Insurance Co.	14,933	1,882,305
*	American Physicians Capital, Inc.	600	23,832
#	American River Bankshares	3,611	83,053
*	American Spectrum Realty, Inc.	640	12,544
	American West Bancorporation	6,100	114,436
*	AmeriCredit Corp.	58,500	1,012,635
	Ameriprise Financial, Inc.	43,448	2,650,762
#	Ameris Bancorp	4,626	91,410
*	Amerisafe, Inc.	5,531	90,985
*	AmeriServe Financial, Inc.	11,247	38,240
#	Anchor Bancorp Wisconsin, Inc.	13,400	352,956
	AON Corp.	76,935	3,332,824
	Arrow Financial Corp.	5,273	118,959
	Asset Acceptance Capital Corp.	21,310	241,016
#	Associated Banc-Corp	77,519	2,186,811
	Assurant, Inc.	48,056	2,476,806
#	ASTA Funding, Inc.	8,870	326,593
	Astoria Financial Corp.	48,388	1,261,475
*	Atlantic American Corp.	11,687	35,295
	Atlantic Coast Federal Corp.	7,807	109,454
*	B of I Holding, Inc.	2,006	14,684
	Baldwin & Lyons, Inc. Class A	1,358	36,849
	Baldwin & Lyons, Inc. Class B	9,009	246,847
#	BancFirst Corp.	6,293	283,751
	Bancorp Rhode Island, Inc.	2,436	96,051
	BancorpSouth, Inc.	52,009	1,299,705
	Bank Mutual Corp.	37,261	441,915
	Bank of America Corp.	866,709	43,924,812
	Bank of Commerce Holdings	3,538	37,467
*	Bank of Florida Corp.	3,353	51,971
	Bank of Granite Corp.	7,400	102,490
#	Bank of Hawaii Corp.	21,600	1,110,456

120

	Bank of New York Mellon Corp.	122,470	$4,951,462
	Bank of the Ozarks, Inc.	7,800	238,602
	BankAtlantic Bancorp, Inc. Class A	16,200	134,298
#	BankFinancial Corp.	9,942	154,996
#	BankUnited Financial Corp. Class A	10,264	175,514
	Banner Corp.	5,730	184,621
	Bar Harbor Bankshares	1,504	45,120
	BB&T Corp.	87,369	3,471,170
*	Beach First National Bancshares, Inc.	2,116	38,617
	Bear Stearns Companies, Inc.	18,900	2,053,674
	Benjamin Franklin Bancorp, Inc.	3,352	44,850
	Berkshire Bancorp, Inc.	3,850	63,371
	Berkshire Hills Bancorp, Inc.	4,782	141,691
	Beverly Hills Bancorp, Inc.	7,665	47,446
*	BFC Financial Corp.	4,300	13,545
#	Blackrock, Inc.	22,400	3,474,240
*	BNCCORP, Inc.	2,290	40,075
	BOK Financial Corp.	34,785	1,771,600
#	Boston Private Financial Holdings, Inc.	23,869	648,043
	Brooke Corp.	7,420	78,726
	Brookline Bancorp, Inc.	37,604	470,426
	Brooklyn Federal Bancorp, Inc.	97	1,351
	Brown & Brown, Inc.	26,200	705,304
*	Brunswick Bancorp	600	6,840
	Bryn Mawr Bank Corp.	4,039	91,362
	C&F Financial Corp.	1,773	75,813
	Cadence Financial Corp.	4,292	75,153
	California First National Bancorp	6,557	89,044
	Camco Financial Corp.	4,032	53,424
	Camden National Corp.	3,189	116,080
	Capital Bank Corp.	6,807	102,105
#	Capital City Bank Group, Inc.	6,710	209,553
#	Capital Corp. of the West	3,457	66,686
	Capital One Financial Corp.	80,642	5,214,312
	Capital Properties, Inc.	700	16,940
	Capital Southwest Corp.	2,796	392,698
#	Capitol Bancorp, Ltd.	5,627	141,744
#	Capitol Federal Financial	34,615	1,205,294
	Cardinal Financial Corp.	17,775	165,663
	Carrollton Bancorp	1,062	14,677
	Carver Bancorp, Inc.	1,427	21,405
	Cash America International, Inc.	14,700	530,082
* #	Cash Systems, Inc.	5,753	36,186
#	Cathay General Bancorp	28,161	915,514
* #	CB Richard Ellis Group, Inc.	16,625	490,770
* #	Centennial Bank Holdings, Inc.	29,200	196,516
#	Center Bancorp, Inc.	9,164	109,143
	Center Financial Corp.	5,300	84,005
#	Centerstate Banks of Florida, Inc.	4,256	70,011
	Central Bancorp, Inc.	400	9,600
	Central Pacific Financial Corp.	14,300	455,026
	Central Virginia Bankshares, Inc.	930	17,158

121

	Centrue Financial Corp.	4,172	$80,478
	Century Bancorp, Inc. Class A	1,896	38,868
	CFS Bancorp, Inc.	2,552	36,468
	Charles Schwab Corp.	61,901	1,225,640
	Charter Financial Corp.	5,404	249,827
#	Chemical Financial Corp.	11,500	291,180
	Chittenden Corp.	24,567	854,440
	Chubb Corp.	78,244	4,000,616
	Cincinnati Financial Corp.	68,195	2,873,737
	CIT Group, Inc.	74,344	2,793,104
	Citigroup, Inc.	947,372	44,412,799
	Citizens Community Bancorp, Inc.	5,240	47,160
	Citizens First Bancorp, Inc.	3,714	72,274
	Citizens Holding Co.	814	16,988
#	Citizens Republic Bancorp, Inc.	16,664	293,786
	Citizens South Banking Corp.	3,750	47,625
* #	Citizens, Inc.	22,880	172,515
	City Holding Co.	10,133	374,718
	City National Corp.	29,465	2,103,506
*	Clayton Holdings, Inc.	1,100	9,350
#	Clifton Savings Bancorp, Inc.	17,955	201,455
	CNA Financial Corp.	107,935	4,528,953
*	CNA Surety Corp.	27,929	501,605
#	CNB Financial Corp.	3,745	51,868
#	CoBiz, Inc.	7,781	142,081
	Codorus Valley Bancorp, Inc.	2,011	36,600
#	Cohen & Steers, Inc.	8,670	288,104
*	Colonial Bankshares, Inc.	1,575	18,490
	Colony Bankcorp, Inc.	2,957	53,670
#	Columbia Bancorp	3,818	83,767
#	Columbia Banking System, Inc.	7,644	233,218
	Comerica, Inc.	42,440	2,367,303
	Comm Bancorp, Inc.	805	39,984
	Commerce Bancorp, Inc.	62,144	2,282,549
	Commerce Bancshares, Inc.	41,727	1,948,651
	Commerce Group, Inc.	39,815	1,269,302
	Commercial National Financial Corp.	1,012	16,455
	Commonwealth Bankshares, Inc.	2,329	46,929
*	Community Bancorp	7,592	186,915
#	Community Bank System, Inc.	12,672	254,834
#	Community Banks, Inc.	9,526	279,683
	Community Bankshares, Inc.	1,850	27,195
	Community Capital Corp.	1,854	37,080
	Community Central Bank Corp.	1,223	9,992
#	Community Trust Bancorp, Inc.	6,603	211,362
	Community West Bancshares	3,113	38,072
	Compass Bancshares, Inc.	20,872	1,363,985
*	CompuCredit Corp.	24,544	520,824
*	Conseco, Inc.	93,800	1,318,828
#	Consolidated-Tokoma Land Co.	2,932	201,516
*	Consumer Portfolio Services, Inc.	11,086	60,973
	Cooperative Bankshares, Inc.	2,417	40,316

122

#	Corus Bankshares, Inc.	19,444	$259,772
	Countrywide Financial Corp.	109,900	2,181,515
*	Cowen Group, Inc.	10,060	128,567
*	Cowlitz Bancorporation	3,103	40,773
	Crawford & Co. Class A	16,179	89,146
#	Crawford & Co. Class B	15,970	102,687
* #	Crescent Financial Corp.	3,216	33,704
	Cullen Frost Bankers, Inc.	35,772	1,845,120
#	CVB Financial Corp.	26,764	318,759
*	Dearborn Bancorp, Inc.	2,861	36,621
	Delphi Financial Group, Inc. Class A	25,343	1,021,323
#	Delta Financial Corp.	16,920	91,876
	Dime Community Bancshares	23,500	320,305
*	Discover Financial Services	88,152	2,039,837
*	Dollar Financial Corp.	13,659	327,543
	Donegal Group, Inc. Class A	11,345	170,515
	Donegal Group, Inc. Class B	2,541	46,399
#	Downey Financial Corp.	15,812	894,801
* #	E*TRADE Financial Corp.	98,406	1,533,165
	East West Bancorp, Inc.	37,290	1,334,982
	Eaton Vance Corp.	8,144	312,648
	ECB Bancorp, Inc.	1,850	46,842
	EMC Insurance Group, Inc.	1,700	41,565
*	Empire Financial Holding Co.	2,529	3,338
* #	Encore Capital Group, Inc.	9,800	107,800
#	Enterprise Financial Services Corp.	4,492	101,340
	Erie Indemnity Co.	32,935	1,840,737
	ESB Financial Corp.	8,224	85,036
	Evans Bancorp, Inc.	1,529	30,244
*	EZCORP, Inc. Class A	17,600	214,192
#	F.N.B. Corp.	39,066	663,341
	FBL Financial Group, Inc. Class A	18,361	718,466
#	Federal Agriculture Mortgage Corp. Class C	5,372	175,127
	Federal Agriculture Mortgage Corp. Class A	300	6,810
	Federal Home Loan Mortgage Corporation	127,160	7,834,328
	Federal National Mortgage Association	128,592	8,436,921
	Federal Trust Corp.	3,634	17,261
	Federated Investors, Inc.	16,200	568,782
	Fidelity Bancorp, Inc.	1,348	21,581
	Fidelity National Financial, Inc.	85,965	1,563,703
	Fidelity Southern Corp.	4,386	61,229
	Fifth Third Bancorp	100,122	3,573,354
#	Financial Federal Corp.	17,900	546,129
	Financial Institutions, Inc.	4,248	83,006
* #	First Acceptance Corp.	30,188	253,881
	First Albany Companies, Inc.	1,150	1,575
	First American Corp.	42,224	1,766,230
#	First Bancorp	7,335	143,399
	First Bancorp of Indiana, Inc.	700	11,077
	First Bancshares, Inc.	569	9,258
#	First Busey Corp.	8,308	163,668
*	First Cash Financial Services, Inc.	19,500	417,690

123

	First Charter Corp.	21,876	$654,530
	First Citizens BancShares, Inc.	4,084	723,889
#	First Commonwealth Financial Corp.	29,815	328,263
#	First Community Bancorp	19,168	1,040,056
#	First Community Bancshares, Inc.	5,171	171,419
	First Defiance Financial Corp.	4,747	129,261
	First Federal Bancshares of Arkansas, Inc.	3,213	57,834
	First Federal Bankshares, Inc.	1,342	23,727
	First Federal of Northern Michigan Bancorp, Inc.	998	7,984
#	First Financial Bancorp	16,624	224,258
#	First Financial Bankshares, Inc.	12,033	508,996
#	First Financial Corp.	6,146	185,609
	First Financial Holdings, Inc.	4,100	130,585
	First Financial Service Corp.	1,556	43,271
	First Franklin Corp.	461	6,270
#	First Horizon National Corp.	31,305	960,437
	First Indiana Corp.	5,558	171,853
*	First Keystone Financial, Inc.	988	12,745
	First M&F Corp.	5,651	101,718
#	First Marblehead Corp.	6,750	226,057
* #	First Mariner Bancorp, Inc.	2,110	19,243
	First Merchants Corp.	8,472	179,522
	First Midwest Bancorp, Inc.	22,185	760,724
	First Mutual Bancshares, Inc.	3,561	93,191
*	First National Bancshares, Inc.	1	14
	First National Lincoln Corp.	4,895	74,698
	First Niagara Financial Group, Inc.	63,819	901,762
	First PacTrust Bancorp, Inc.	1,814	41,359
	First Place Financial Corp.	7,039	124,027
*	First Regional Bancorp	5,304	124,644
	First Republic Bank	8,272	451,238
	First Security Group, Inc.	2,157	22,433
#	First South Bancorp, Inc.	3,913	108,468
	First State Bancorporation	6,200	119,722
	First United Corp.	3,538	72,211
	First West Virginia Bancorp, Inc.	614	11,574
	Firstbank Corp.	2,587	44,932
*	FirstCity Financial Corp.	5,438	48,018
* #	FirstFed Financial Corp.	9,400	472,350
#	FirstMerit Corp.	50,200	969,864
	Flagstar Bancorp, Inc.	18,100	222,630
#	Flushing Financial Corp.	13,723	225,332
	FNB Corp.	3,692	116,298
	FNB United Corp.	4,567	72,615
	Forest City Enterprises, Inc. Class B	1,800	99,540
*	FPIC Insurance Group, Inc.	772	30,980
*	Franklin Bank Corp.	8,500	78,115
* #	Franklin Credit Management Corp.	2,363	11,815
	Franklin Resources, Inc.	12,400	1,633,948
	Fremont General Corp.	14,444	64,998
#	Frontier Financial Corp.	17,447	428,847
#	Fulton Financial Corp.	101,552	1,492,814

124

	Gallagher (Arthur J.) & Co.	46,052	$1,359,916
	GAMCO Investors, Inc.	4,854	260,805
	Gateway Financial Holdings, Inc.	6,358	90,601
#	GB&T Bancshares, Inc.	5,588	72,085
	Genworth Financial, Inc.	500	14,490
	German American Bancorp, Inc.	8,236	113,492
*	GFI Group, Inc.	6,742	498,908
	Glacier Bancorp, Inc.	26,085	572,827
	Gouverneur Bancorp, Inc.	600	6,630
	Great American Financial Resources, Inc.	17,158	417,969
*	Great Lakes Bancorp, Inc.	8,000	94,720
	Great Pee Dee Bancorp, Inc.	498	10,602
#	Great Southern Bancorp, Inc.	6,017	162,459
*	Greater Atlantic Financial Corp.	840	4,578
	Greater Bay Bancorp	22,572	635,402
	Greater Community Bancorp	3,705	53,722
	Greene Bancshares, Inc.	7,080	251,128
#	Greenhill & Co., Inc.	6,900	399,510
*	Grubb & Ellis Co.	5,700	51,642
	GS Financial Corp.	500	9,112
	Guaranty Federal Bancshares, Inc.	1,342	40,595
	Habersham Bancorp	800	13,368
*	Hallmark Financial Services, Inc.	2,342	27,870
#	Hancock Holding Co.	10,400	416,000
	Hanmi Financial Corp.	22,772	352,511
	Hanover Insurance Group, Inc.	31,452	1,345,517
	Harleysville Group, Inc.	10,510	339,053
#	Harleysville National Corp.	18,291	305,643
#	Harleysville Savings Financial Corp.	1,716	25,345
	Harrington West Financial Group, Inc.	2,705	40,304
	Hartford Financial Services Group, Inc.	61,972	5,509,931
	Hawthorn Bancshares, Inc.	1,845	55,442
	HCC Insurance Holdings, Inc.	68,485	1,890,871
#	Heartland Financial USA, Inc.	6,003	121,921
	Heritage Commerce Corp.	4,799	98,140
	Heritage Financial Corp.	3,353	76,985
	Heritage Financial Group	6,561	88,114
	HF Financial Corp.	2,011	33,282
	Hilb Rogal Hamilton Co.	20,084	937,923
	Hingham Institution for Savings	804	24,241
	HMN Financial, Inc.	2,615	77,665
	Home Federal Bancorp	2,353	63,531
	Home Federal Bancorp, Inc.	3,768	52,187
	HopFed Bancorp, Inc.	710	11,005
	Horace Mann Educators Corp.	27,372	529,374
	Horizon Financial Corp.	5,350	111,066
*	HouseValues, Inc.	314	1,253
	Hudson City Bancorp, Inc.	180,220	2,562,728
	Huntington Bancshares, Inc.	91,485	1,574,457
	IBERIABANK Corp.	3,594	180,311
	IBT Bancorp, Inc.	1,324	24,362
	Imperial Capital Bancorp, Inc.	500	17,300

125

	Independence Holding Co.	9,927	$197,051
	Independent Bank Corp. MA	8,680	255,626
	Independent Bank Corp. MI	6,630	77,637
#	IndyMac Bancorp, Inc.	21,144	511,685
	Infinity Property & Casualty Corp.	8,000	331,680
	Integra Bank Corp.	6,285	119,666
	International Bancshares Corp.	32,759	754,112
	International Securities Exchange Holdings, Inc.	7,900	524,560
	Intervest Bancshares Corp.	2,800	71,792
*	Investment Technology Group, Inc.	26,600	1,076,502
*	Investors Capital Holdings, Ltd.	1,200	5,820
	Investors Title Co.	1,210	49,610
	Irwin Financial Corp.	15,300	162,945
#	Janus Capital Group, Inc.	76,903	2,044,851
	Jefferies Group, Inc.	72,043	1,860,150
	Jefferson Bancshares, Inc.	2,516	28,028
	Jones Lang LaSalle, Inc.	9,300	1,038,624
	JPMorgan Chase & Co.	659,252	29,349,899
	Kearny Financial Corp.	400	5,284
	KeyCorp	152,153	5,066,695
#	K-Fed Bancorp	8,170	112,092
*	KMG America Corp.	500	1,920
	KNBT Bancorp, Inc.	17,403	255,998
*	Knight Capital Group, Inc.	41,918	575,953
* #	LaBranche & Co., Inc.	2,300	14,467
#	Lakeland Bancorp, Inc.	13,513	173,642
	Lakeland Financial Corp.	7,241	168,643
#	LandAmerica Financial Group, Inc.	10,000	553,900
	Landmark Bancorp, Inc.	930	25,342
	Leesport Financial Corp.	3,343	62,949
	Legacy Bancorp, Inc.	7,571	108,114
	Legg Mason, Inc.	35,900	3,116,838
#	Lehman Brothers Holdings, Inc.	98,926	5,424,113
#	Leucadia National Corp.	65,823	2,921,225
	Lincoln Bancorp	3,570	56,227
	Lincoln National Corp.	52,446	3,192,912
#	LNB Bancorp, Inc.	3,101	45,182
	Loews Corp.	105,116	4,941,503
	LSB Corp.	2,427	39,075
	LSB Financial Corp.	560	13,717
	M&T Bank Corp.	19,925	2,109,659
#	Macatawa Bank Corp.	5,639	80,130
	MAF Bancorp, Inc.	20,872	1,120,618
#	MainSource Financial Group, Inc.	13,914	244,052
*	Markel Corp.	3,200	1,522,112
*	MarketAxess Holdings, Inc.	18,139	316,163
*	Marlin Business Services, Inc.	7,500	124,275
	Marsh & McLennan Companies, Inc.	114,300	3,046,095
	Marshall & Ilsley Corp.	70,561	3,084,221
	MASSBANK Corp.	2,422	81,815
	Mayflower Bancorp, Inc.	600	6,900
	MB Financial, Inc.	23,161	815,499

126

	MBIA, Inc.	51,972	$3,118,320
#	MBT Financial Corp.	6,499	79,158
	MCG Capital Corp.	35,235	511,612
*	Meadowbrook Insurance Group, Inc.	22,700	200,441
	Medallion Financial Corp.	7,200	79,128
#	Mercantile Bancorp, Inc.	2,900	66,555
	Mercantile Bank Corp.	3,236	72,616
	Mercer Insurance Group, Inc.	2,173	38,897
	Merchants Bancshares, Inc.	4,924	119,112
	Mercury General Corp.	33,371	1,757,984
	Merrill Lynch & Co., Inc.	155,927	11,491,820
	Meta Financial Group, Inc.	1,360	54,128
	MetLife, Inc.	144,792	9,273,928
	MetroCorp Bancshares, Inc.	5,197	88,869
	MFB Corp.	500	15,170
#	MGIC Investment Corp.	32,272	973,324
	MicroFinancial, Inc.	7,999	48,394
	Mid Penn Bancorp, Inc.	874	22,068
	Midland Co.	10,872	595,459
#	MidSouth Bancorp, Inc.	2,768	67,678
	Midwest Banc Holdings, Inc.	8,607	128,761
	MidWestOne Financial Group, Inc.	1,100	18,425
	Monroe Bancorp	2,759	51,731
	Moody’s Corp.	10,100	463,085
	Morgan Stanley	194,604	12,137,451
* #	Move, Inc.	44,100	132,300
	Municipal Mortgage & Equity, L.L.C.	2,514	59,959
	MutualFirst Financial, Inc.	1,355	23,394
	Nara Bancorp, Inc.	10,056	159,287
* #	Nasdaq Stock Market, Inc.	65,800	2,149,028
	National City Corp.	120,645	3,246,557
	National Financial Partners Corp.	20,672	1,008,794
	National Interstate Corp.	213	6,982
#	National Penn Bancshares, Inc.	21,217	376,602
	National Security Group, Inc.	963	16,207
	National Western Life Insurance Co. Class A	2,238	579,642
	Nationwide Financial Services, Inc.	19,780	1,058,626
*	Navigators Group, Inc.	10,664	577,989
	NBT Bancorp, Inc.	13,640	299,262
#	Nelnet, Inc. Class A	22,100	390,286
#	NetBank, Inc.	14,000	1,540
	New England Bancshares, Inc.	2,715	32,607
	New Hampshire Thrift Bancshares, Inc.	2,127	33,181
	New Westfield Financial, Inc.	20,757	209,853
	New York Community Bancorp, Inc.	137,260	2,428,129
	NewAlliance Bancshares, Inc.	61,970	923,973
*	NewBridge Bancorp	6,133	77,092
*	Newtek Business Services, Inc.	17,259	27,960
*	NexCen Brands, Inc.	29,500	201,485
	North Central Bancshares, Inc.	200	7,800
*	North Pointe Holdings Corp.	200	2,056
	North Valley Bancorp	2,786	58,812

127

	Northeast Bancorp	1,024	$17,254
*	Northeast Community Bancorp, Inc.	9,793	101,847
	Northern Trust Corp.	52,469	3,224,745
	Northrim BanCorp, Inc.	4,348	111,439
	Northway Financial, Inc.	1,077	38,772
#	Northwest Bancorp, Inc.	27,436	800,034
	Norwood Financial Corp.	1,002	30,586
	Nuveen Investments, Inc.	4,872	302,941
	NYMAGIC, Inc.	5,479	164,699
#	NYSE Euronext	10,800	785,700
	Oak Hill Financial, Inc.	2,436	76,758
	OceanFirst Financial Corp.	4,962	87,133
* #	Ocwen Financial Corp.	17,901	167,911
	Odyssey Re Holdings Corp.	44,125	1,598,207
	Ohio Valley Banc Corp.	1,600	40,800
#	Old National Bancorp	36,544	580,319
	Old Republic International Corp.	89,763	1,632,789
	Old Second Bancorp, Inc.	7,139	212,314
#	Omega Financial Corp.	8,000	211,280
#	optionsXpress Holding, Inc.	17,635	414,775
	PAB Bankshares, Inc.	3,690	61,844
	Pacific Capital Bancorp	22,349	563,642
	Pacific Continental Corp.	6,725	102,892
*	Pacific Mercantile Bancorp	3,676	64,293
*	Pacific Premier Bancorp, Inc.	1,822	19,222
*	Pacific State Bancorp	1,732	29,444
	Pamrapo Bancorp, Inc.	2,413	43,458
	Park Bancorp, Inc.	700	21,371
#	Park National Corp.	5,509	500,878
	Parkvale Financial Corp.	3,117	91,951
	Partners Trust Financial Group, Inc.	21,744	263,972
	Patriot Capital Funding, Inc.	14,432	195,842
	Peapack-Gladstone Financial Corp.	3,853	100,563
* #	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	9,974	54,059
	Penns Woods Bancorp, Inc.	1,687	55,081
*	Pennsylvania Commerce Bancorp, Inc.	3,430	93,502
	Peoples Bancorp of North Carolina	3,759	64,843
	Peoples Bancorp, Inc.	7,564	199,160
	Peoples Bancorp, Inc. IN	1,479	28,086
	Peoples Community Bancorp	1,902	30,014
#	People’s United Financial, Inc.	51,661	913,366
	PFF Bancorp, Inc.	7,072	123,901
*	Philadelphia Consolidated Holding Corp.	37,556	1,502,991
*	Pico Holdings, Inc.	11,672	513,568
	Pinnacle Bancshares, Inc.	444	6,460
* #	Pinnacle Financial Partners, Inc.	9,604	274,674
*	Piper Jaffray Companies, Inc.	1,000	51,360
*	PMA Capital Corp. Class A	20,257	203,583
	PMI Group, Inc.	51,272	1,624,297
	PNC Financial Services Group, Inc.	64,191	4,517,121
#	Portfolio Recovery Associates, Inc.	9,560	491,002

128

	Premier Financial Bancorp, Inc.	1,708	$23,929
	Presidential Life Corp.	1,300	22,490
	Princeton National Bancorp, Inc.	1,659	47,248
	Principal Financial Group, Inc.	48,348	2,682,831
#	PrivateBancorp, Inc.	6,000	200,880
* #	ProAssurance Corp.	21,267	1,118,219
	ProCentury Corp.	8,352	118,431
#	Progressive Corp.	123,364	2,509,224
	Prosperity Bancshares, Inc.	28,014	946,033
	Protective Life Corp.	42,774	1,787,953
#	Providence Community Bancshares, Inc.	729	14,401
	Provident Bankshares Corp.	20,700	639,630
	Provident Financial Holdings, Inc.	2,687	62,392
#	Provident Financial Services, Inc.	29,044	487,939
	Provident New York Bancorp	26,248	362,485
	Prudential Financial, Inc.	85,316	7,659,670
	PSB Holdings, Inc.	3,341	32,775
	Pulaski Financial Corp.	5,331	74,847
#	QC Holdings, Inc.	9,151	132,232
	Radian Group, Inc.	14,372	253,522
	Rainier Pacific Financial Group, Inc.	4,415	71,346
	Raymond James Financial, Inc.	69,296	2,272,216
	Regions Financial Corp.	131,417	4,113,352
	Reinsurance Group of America, Inc.	37,634	2,043,903
	Renasant Corp.	5,474	109,480
	Republic Bancorp, Inc. Class A	6,912	105,062
*	Republic First Bancorp, Inc.	3,334	27,072
#	Resource America, Inc.	8,755	133,426
*	Rewards Network, Inc.	12,280	49,734
	Riverview Bancorp, Inc.	8,485	126,681
	RLI Corp.	15,344	922,942
	Rome Bancorp, Inc.	5,280	62,938
	Royal Bancshares of Pennsylvania, Inc. Class A	3,891	82,139
*	RTW, Inc.	300	2,490
	Rurban Financial Corp.	2,124	26,975
	S&T Bancorp, Inc.	13,700	482,377
#	S.Y. Bancorp, Inc.	5,579	147,899
	SAFECO Corp.	42,206	2,448,792
	Safety Insurance Group, Inc.	300	10,242
	Salisbury Bancorp, Inc.	924	31,277
#	Sanders Morris Harris Group, Inc.	17,365	171,740
#	Sandy Spring Bancorp, Inc.	7,072	221,566
	SCBT Financial Corp.	5,708	203,547
*	SCPIE Holdings, Inc.	6,257	122,011
*	Seabright Insurance Holdings	13,444	231,640
#	Seacoast Banking Corp. of Florida	5,464	95,784
#	Security Bank Corp.	6,978	96,087
*	Security National Financial Corp. Class A	2,215	10,167
	SEI Investments Co.	12,888	326,969
	Selective Insurance Group, Inc.	34,834	734,997
	Shore Financial Corp.	680	8,769
	Siebert Financial Corp.	8,302	29,970

129

#	Sierra Bancorp	3,943	$113,558
#	Simmons First National Corp. Class A	8,856	240,706
	SLM Corp.	6,700	336,876
	South Financial Group, Inc.	46,808	1,074,244
#	South Street Financial Corp.	897	6,503
*	Southcoast Financial Corp.	3,581	61,915
	Southern Community Financial Corp.	10,888	82,531
*	Southern Connecticut Bancorp, Inc.	1,000	7,350
*	Southern First Bancshares, Inc.	1,244	23,089
#	Southside Bancshares, Inc.	5,107	107,758
	Southwest Bancorp, Inc.	6,944	148,185
	Southwest Georgia Financial Corp.	1,614	31,005
	Sovereign Bancorp, Inc.	154,295	2,789,654
	StanCorp Financial Group, Inc.	32,642	1,537,438
	State Auto Financial Corp.	20,270	606,478
#	State Bancorp, Inc.	7,939	129,406
#	State Street Corp.	39,370	2,415,743
#	Sterling Bancorp	7,235	106,933
	Sterling Bancshares, Inc.	46,692	533,690
	Sterling Financial Corp.	18,845	479,982
	Sterling Financial Corp. (PA)	12,823	224,531
	Stewart Information Services Corp.	11,184	414,479
* #	Stifel Financial Corp.	9,328	505,018
* #	Stratus Properties, Inc.	3,930	129,100
	Student Loan Corp.	9,197	1,814,108
	Suffolk Bancorp	4,653	147,128
*	Sun American Bancorp	2,523	17,661
* #	Sun Bancorp, Inc.	13,824	230,446
	SunTrust Banks, Inc.	68,344	5,382,090
* #	Superior Bancorp	21,900	205,860
#	Susquehanna Bancshares, Inc.	33,128	651,296
*	Susser Holdings Corp.	4,500	75,465
	Sussex Bancorp	1,746	23,073
* #	SVB Financial Group	20,600	1,025,056
	SWS Group, Inc.	16,006	283,946
	Synergy Financial Group, Inc.	5,794	81,348
	Synovus Financial Corp.	89,788	2,479,945
	T. Rowe Price Group, Inc.	18,300	939,156
	Taylor Capital Group, Inc.	5,412	162,035
	TCF Financial Corp.	60,439	1,527,294
*	TD Ameritrade Holding Corp.	32,100	582,615
	Team Financial, Inc.	892	13,781
	Teche Holding Co.	600	25,050
* #	Tejon Ranch Co.	10,100	417,938
#	Temecula Valley Bancorp, Inc.	3,917	64,866
*	Texas Capital Bancshares, Inc.	362	7,899
	TF Financial Corp.	1,805	48,771
*	The Bancorp, Inc.	6,360	128,981
#	The Colonial BancGroup, Inc.	97,319	2,065,109
	The Goldman Sachs Group, Inc.	58,024	10,212,804
*	The Intergroup Corp.	777	14,172
	The Phoenix Companies, Inc.	1,900	26,315

130

	The Savannah Bancorp, Inc.	2,587	$63,381
#	The St. Joe Corp.	5,400	170,748
	The Travelers Companies, Inc.	125,878	6,361,874
#	The Wilber Corp.	4,450	42,164
	Thomas Properties Group, Inc.	6	77
	TIB Financial Corp.	4,622	50,657
	TierOne Corp.	6,744	151,200
	Timberland Bancorp, Inc.	5,508	87,632
#	Tompkins County Trustco, Inc.	3,502	135,177
	Torchmark Corp.	26,010	1,601,176
	Tower Financial Corp.	1,125	15,750
	Tower Group, Inc.	12,070	303,078
*	Tradestation Group, Inc.	8,400	92,988
	Transatlantic Holdings, Inc.	25,482	1,804,890
* #	Triad Guaranty, Inc.	5,176	86,594
	Trico Bancshares	6,697	150,013
#	TrustCo Bank Corp. NY	21,000	234,780
	Trustmark Corp.	19,872	561,185
	U.S. Bancorp	120,595	3,901,248
	UCBH Holdings, Inc.	65,162	1,082,992
	UMB Financial Corp.	23,100	1,023,330
	Umpqua Holdings Corp.	23,049	500,163
*	Unico American Corp.	100	1,191
	Union Bankshares Corp.	4,716	109,411
	Union Bankshares, Inc.	1,462	29,635
	UnionBanCal Corp.	47,638	2,800,162
	United Bancshares, Inc.	1,874	27,904
	United Bankshares, Inc.	16,400	513,320
*	United Capital Corp.	5,128	135,636
#	United Community Banks, Inc.	19,722	479,047
#	United Community Financial Corp.	10,476	77,418
	United Financial Bancorp, Inc.	11,398	146,464
	United Fire & Casualty Co.	15,600	592,644
*	United PanAm Financial Corp.	11,444	100,249
#	United Security Bancshares CA	3,818	72,542
#	United Western Bancorp, Inc.	5,586	122,333
	Unitrin, Inc.	40,020	1,819,309
	Unity Bancorp, Inc.	1,827	21,467
*	Universal American Financial Corp.	10,000	207,600
#	Univest Corporation of Pennsylvania	4,629	107,948
	Unum Group	147,424	3,607,465
	USB Holding Co., Inc.	9,250	215,617
#	Valley National Bancorp	56,197	1,275,672
#	Vineyard National Bancorp Co.	7,893	144,994
* #	Virginia Commerce Bancorp, Inc.	11,962	175,243
#	Virginia Financial Group, Inc.	4,959	100,122
	W. R. Berkley Corp.	77,167	2,306,522
#	Wachovia Corp.	355,073	17,391,476
	Waddell & Reed Financial, Inc.	11,472	284,964
	Wainwright Bank & Trust Co.	3,634	46,152
	Washington Banking Co.	3,867	61,021
	Washington Federal, Inc.	51,509	1,367,049

131

	Washington Mutual, Inc.	161,276	$5,922,055
	Washington Savings Bank, F.S.B.	3,637	24,586
	Washington Trust Bancorp, Inc.	6,723	174,395
	Wayne Savings Bancshares, Inc.	1,304	17,200
	Webster Financial Corp.	33,771	1,433,917
	Wells Fargo & Co.	643,944	23,529,714
#	Wesbanco, Inc.	13,780	368,339
	Wesco Financial Corp.	2,345	925,689
#	West Bancorporation	6,655	101,489
	West Coast Bancorp	7,700	211,134
#	Westamerica Bancorporation	15,900	771,945
* #	Western Alliance Bancorp	12,100	325,006
	Westwood Holdings Group, Inc.	1,492	42,492
	Whitney Holding Corp.	39,468	1,093,264
	Willow Financial Bancorp, Inc.	7,358	91,386
	Wilmington Trust Corp.	41,472	1,663,027
	Wilshire Bancorp, Inc.	9,847	110,976
*	Wilshire Enterprises, Inc.	400	1,760
#	Wintrust Financial Corp.	15,300	660,042
*	World Acceptance Corp.	5,272	163,485
	WVS Financial Corp.	1,462	23,977
	Yardville National Bancorp	5,052	172,728
	Zenith National Insurance Corp.	25,050	1,079,905
	Zions Bancorporation	42,919	3,030,081
* #	ZipRealty, Inc.	986	7,346
Total Financials			641,869,765

Health Care — (8.6%)
*	Abaxis, Inc.	12,273	238,587
	Abbott Laboratories	60,842	3,158,308
* #	Abiomed, Inc.	12,700	156,337
* #	Abraxis Bioscience, Inc.	70,800	1,553,352
* #	Acadia Pharmaceuticals, Inc.	12,245	176,206
*	Accelr8 Technology Corp.	1,800	3,915
*	Accelrys, Inc.	16,749	101,666
* #	Acusphere, Inc.	14,154	18,400
* #	Adams Respiratory Therapeutics, Inc.	16,400	632,384
* #	Adolor Corp.	11,500	43,010
* #	Advanced Life Sciences Holdings, Inc.	21,928	38,813
* #	Advanced Medical Optics, Inc.	35,000	1,005,900
* #	ADVENTRX Pharmaceuticals, Inc.	27,900	57,753
	Aetna, Inc.	93,044	4,736,870
* #	Affymetrix, Inc.	39,820	902,321
*	Air Methods Corp.	6,309	250,026
* #	Akorn, Inc.	11,283	85,751
*	Albany Molecular Research, Inc.	14,100	206,142
* #	Alexion Pharmaceuticals, Inc.	9,044	546,891
* #	Align Technology, Inc.	14,600	331,858
*	Alkermes, Inc.	27,647	465,852
	Allergan, Inc.	10,600	636,106
*	Alliance Imaging, Inc.	12,200	107,482
*	Allied Healthcare International, Inc.	33,944	70,264

132

*	Allied Healthcare Products, Inc.	3,783	$23,133
*	Allion Healthcare, Inc.	7,064	45,068
*	Allos Therapeutics, Inc.	13,719	64,754
* #	Allscripts Healthcare Solutions, Inc.	20,100	454,461
* #	Alnylam Pharmaceuticals, Inc.	17,203	402,034
#	Alpharma, Inc. Class A	27,443	628,445
*	Amag Pharmaceuticals, Inc.	4,193	229,147
*	Amedisys, Inc.	15,534	586,875
*	America Services Group, Inc.	6,300	72,513
*	American Dental Partners, Inc.	8,362	200,270
* #	American Medical Systems Holdings, Inc.	33,560	617,504
	American Shared Hospital Services	2,089	8,774
*	AMERIGROUP Corp.	24,100	763,247
	AmerisourceBergen Corp.	53,771	2,572,942
*	Amgen, Inc.	29,900	1,498,289
*	AMICAS, Inc.	27,999	90,437
*	AMN Healthcare Services, Inc.	15,369	274,029
*	Amsurg Corp.	19,500	460,005
* #	Amylin Pharmaceuticals, Inc.	5,187	254,319
	Analogic Corp.	8,200	566,292
*	Anesiva, Inc.	17,910	116,594
*	AngioDynamics, Inc.	1,651	32,128
*	Anika Therapeutics, Inc.	5,964	108,724
* #	Antigenics, Inc.	20,597	51,081
*	AP Pharma, Inc.	250	527
	Applera Corp. - Applied Biosystems Group	12,200	385,642
*	Applera Corp. - Celera Group	48,894	643,934
* #	Apria Healthcare Group, Inc.	27,700	737,651
*	Aradigm Corp.	500	580
* #	Arcadia Resources, Inc.	31,961	20,775
* #	Arena Pharmaceuticals, Inc.	36,300	486,420
* #	Ariad Pharmaceuticals, Inc.	13,900	69,083
* #	Arqule, Inc.	27,600	226,320
*	Array BioPharma, Inc.	9,716	110,277
*	Arrhythmia Research Technology, Inc.	1,790	22,715
#	Arrow International, Inc.	20,950	945,473
*	Arthrocare Corp.	14,494	811,954
* #	Aspect Medical Systems, Inc.	10,000	125,800
* #	AtheroGenics, Inc.	9,800	26,852
	Atrion Corp.	944	107,144
*	ATS Medical, Inc.	9,800	15,092
* #	Auxilium Pharmaceuticals, Inc.	7,133	138,380
* #	Avalon Pharmaceuticals, Inc.	7,347	45,331
* #	AVANIR Pharmaceuticals Class A	16,975	36,666
*	Avant Immunotherapeutics, Inc.	1,600	840
* #	AVI BioPharma, Inc.	10,948	28,574
*	Avigen, Inc.	16,279	83,837
*	Barr Laboratories, Inc.	30,321	1,542,732
* #	Barrier Therapeutics, Inc.	13,630	91,730
	Bausch & Lomb, Inc.	27,016	1,707,411
	Baxter International, Inc.	22,400	1,226,624
	Beckman Coulter, Inc.	28,097	2,021,579

133

	Becton Dickinson & Co.	12,100	$930,974
*	Bentley Pharmaceuticals, Inc.	13,344	163,864
*	Bioanalytical Systems, Inc.	2,068	13,969
* #	BioCryst Pharmaceuticals, Inc.	3,226	35,938
*	Biogen Idec, Inc.	62,200	3,969,604
*	Bio-Imaging Technologies, Inc.	5,474	35,636
* #	BioLase Technology, Inc.	5,000	34,600
*	BioMarin Pharmaceutical, Inc.	27,900	599,292
*	Bio-Rad Laboratories, Inc. Class A	12,400	1,045,568
*	Bio-Rad Laboratories, Inc. Class B	944	79,296
*	Bio-Reference Laboratories, Inc.	7,000	203,000
* #	BioSante Pharmaceuticals, Inc.	5,300	30,740
*	BioScrip, Inc.	23,212	134,862
*	BioSphere Medical, Inc.	3,248	16,890
*	Boston Scientific Corp.	215,700	2,767,431
*	Bovie Medical Corp.	1,600	10,800
*	Bradley Pharmaceuticals, Inc.	8,400	164,304
	Bristol-Myers Squibb Co.	71,100	2,072,565
#	Brookdale Senior Living, Inc.	28,914	1,058,831
*	Bruker BioSciences Corp.	45,758	326,712
* #	BSD Medical Corp.	6,939	48,226
	C. R. Bard, Inc.	7,500	625,425
* #	Caliper Life Sciences, Inc.	25,347	139,155
	Cambrex Corp.	13,115	163,544
*	Candela Corp.	10,600	76,532
* #	Cantel Medical Corp.	11,867	182,752
*	Capital Senior Living Corp.	1,100	8,910
*	Caraco Pharmaceutical Laboratories, Ltd.	6,455	95,469
*	Cardiac Science Corp.	18,007	169,446
	Cardinal Health, Inc.	32,172	2,199,921
*	Cardiotech International, Inc.	1,686	2,074
*	Celgene Corp.	14,418	925,780
* #	Cell Genesys, Inc.	18,500	69,930
* #	Cell Therapeutics, Inc.	225	859
*	Celsion Corp.	3,725	21,419
*	Centene Corp.	19,283	389,709
*	Cephalon, Inc.	20,535	1,541,152
*	Cepheid, Inc.	28,300	528,644
* #	Cerner Corp.	9,900	564,696
*	Cerus Corp.	15,444	106,872
*	Chad Therapeutics, Inc.	880	827
*	Charles River Laboratories International, Inc.	39,734	2,085,240
	Chemed Corp.	15,100	936,804
*	Cholestech Corp.	9,100	188,279
	Cigna Corp.	24,100	1,245,488
*	Clinical Data, Inc.	6,422	166,972
*	Collagenex Pharmaceuticals, Inc.	9,977	127,905
* #	Columbia Laboratories, Inc.	1,700	3,570
*	Combinatorx, Inc.	14,263	95,419
*	Community Health Systems, Inc.	62,779	2,180,315
	Computer Programs & Systems, Inc.	1,300	34,541
* #	Conceptus, Inc.	6,100	106,750

134

*	Conmed Corp.	15,622	$453,819
#	Cooper Companies, Inc.	29,800	1,453,048
* #	Cortex Pharmaceuticals, Inc.	8,100	15,390
*	Corvel Corp.	6,311	158,217
*	Covance, Inc.	15,700	1,151,124
*	Coventry Health Care, Inc.	42,944	2,463,697
* #	Critical Therapeutics, Inc.	22,729	45,913
*	Criticare Systems, Inc.	4,709	16,481
*	Cross Country Healthcare, Inc.	15,672	267,521
*	CryoCor, Inc.	4,552	17,935
*	CryoLife, Inc.	6,800	62,764
*	Cubist Pharmaceuticals, Inc.	16,100	368,368
* #	CuraGen Corp.	9,900	11,682
*	Curis, Inc.	4,000	4,000
* #	Cutera, Inc.	7,100	158,117
* #	CV Therapeutics, Inc.	12,600	121,716
* #	Cyberonics, Inc.	7,500	113,175
* #	Cyclacel Pharmaceuticals, Inc.	12,229	64,814
*	Cynosure, Inc. Class A	2,874	90,186
*	Cypress Bioscience, Inc.	15,400	204,204
* #	Cytogen Corp.	9,744	9,257
* #	Cytomedix, Inc.	855	940
*	Cytori Therapeutics, Inc.	7,314	37,887
* #	Cytyc Corp.	23,700	1,012,938
	Dade Behring Holdings, Inc.	16,388	1,237,458
	Datascope Corp.	9,417	314,151
*	DaVita, Inc.	5,772	332,005
*	Daxor Corp.	2,527	43,338
* #	Dendreon Corp.	39,910	317,284
	Dentsply International, Inc.	8,400	330,792
* #	DepoMed, Inc.	6,244	11,364
*	Digirad Corp.	4,300	13,373
*	Dionex Corp.	4,902	355,052
*	Discovery Laboratories, Inc.	24,572	56,761
*	DJO, Inc.	10,900	530,612
* #	Durect Corp.	14,677	74,412
*	DUSA Pharmaceuticals, Inc.	2,200	4,708
* #	Dyadic International, Inc.	5,300	25,424
*	Dyax Corp.	12,740	49,559
*	Dynavax Technologies Corp.	20,524	81,686
* #	Eclipsys Corp.	14,466	334,020
*	Edwards Lifesciences Corp.	26,275	1,269,082
	Eli Lilly & Co.	40,600	2,328,410
* #	Elite Pharmaceuticals, Inc.	3,915	9,396
*	Emeritus Corp.	11,071	300,578
* #	Emisphere Technologies, Inc.	4,400	18,128
*	Encision, Inc.	900	2,673
* #	Encysive Pharmaceuticals, Inc.	11,100	20,424
*	Endo Pharmaceuticals Holdings, Inc.	25,800	822,504
*	Endologix, Inc.	36,686	130,969
* #	Entremed, Inc.	4,300	4,644
* #	Enzo Biochem, Inc.	7,800	140,478

135

* #	Enzon Pharmaceuticals, Inc.	38,116	$309,121
*	EPIX Pharmaceuticals, Inc.	13,133	57,785
*	eResearch Technology, Inc.	28,600	311,168
*	etrials Worldwide, Inc.	5,248	22,934
* #	ev3, Inc.	36,258	555,110
*	Exact Sciences Corp.	15,692	45,036
*	Exactech, Inc.	6,442	103,459
* #	Exelixis, Inc.	24,400	274,500
*	Express Scripts, Inc.	20,400	1,116,900
*	E-Z-EM, Inc.	9,024	134,006
* #	Farville, Inc.	6,241	19,909
* #	Five Star Quality Care, Inc.	14,100	111,813
*	Forest Laboratories, Inc.	13,210	497,092
*	Gene Logic, Inc.	12,628	16,164
*	Genentech, Inc.	34,954	2,614,909
* #	Genitope Corp.	30,442	106,243
*	Gen-Probe, Inc.	10,800	691,416
*	Gentiva Health Services, Inc.	15,500	321,470
* #	GenVec, Inc.	18,700	43,945
*	Genzyme Corp.	18,716	1,168,066
* #	Geron Corp.	31,201	224,335
*	Gilead Sciences, Inc.	36,574	1,330,196
*	Greatbatch, Inc.	13,872	416,160
* #	GTx, Inc.	5,640	90,240
*	Haemonetics Corp.	14,000	694,960
* #	Halozyme Therapeutics, Inc.	15,334	135,093
* #	Hana Biosciences, Inc.	7,200	11,448
*	Hanger Orthopedic Group, Inc.	1,100	11,583
*	Harvard Bioscience, Inc.	21,957	101,002
	Health Management Associates, Inc.	113,900	775,659
*	Health Net, Inc.	30,880	1,691,915
*	HealthExtras, Inc.	22,677	637,450
*	Healthspring, Inc.	3,300	61,677
*	HealthStream, Inc.	10,497	33,590
*	HealthTronics, Inc.	8,200	39,032
* #	Healthways, Inc.	16,500	821,700
* #	Hemispherx Biopharma, Inc.	2,000	2,300
*	Henry Schein, Inc.	24,572	1,429,845
	Hillenbrand Indutries, Inc.	31,300	1,801,315
* #	Hi-Tech Pharmacal Co., Inc.	1,600	18,240
*	HLTH Corp.	82,534	1,219,853
*	HMS Holdings Corp.	13,348	314,345
*	Hollis-Eden Pharmaceuticals, Inc.	9,100	14,105
* #	Hologic, Inc.	12,300	653,745
	Hooper Holmes, Inc.	38,429	85,697
*	Hospira, Inc.	6,472	250,143
* #	Human Genome Sciences, Inc.	24,000	221,040
*	Humana, Inc.	46,200	2,960,958
*	ICU Medical, Inc.	8,110	306,639
*	Idenix Pharmaceuticals, Inc.	370	984
*	Idera Pharmaceuticals, Inc.	2,999	25,641
*	IDEXX Laboratories, Inc.	5,187	579,647

136

* #	IDM Pharma, Inc.	13,317	$22,373
* #	I-Flow Corp.	12,444	223,619
* #	Illumina, Inc.	8,065	389,459
*	ImClone Systems, Inc.	22,100	752,726
* #	Immtech International, Inc.	5,700	41,040
*	Immucor, Inc.	15,200	506,920
* #	Immunicon Corp.	8,500	9,690
*	ImmunoGen, Inc.	26,279	117,467
* #	Immunomedics, Inc.	25,300	52,877
*	Implant Sciences Corp.	2,800	6,020
	IMS Health, Inc.	15,000	449,100
*	Incyte Corp.	35,100	204,984
* #	Indevus Pharmaceuticals, Inc.	27,371	185,849
* #	Infinity Pharmaceuticals, Inc.	6,245	68,320
* #	Inhibitex, Inc.	200	262
* #	Inovio Biomedical Corp.	10,600	21,730
* #	Insmed, Inc.	2,600	1,615
*	Inspire Pharmaceuticals, Inc.	23,200	128,296
* #	Integra LifeSciences Holdings	12,800	621,696
*	IntegraMed America, Inc.	5,884	61,135
* #	Interleukin Genetics, Inc.	6,530	8,815
* #	InterMune, Inc.	11,100	219,447
* #	Interpharm Holdings, Inc.	3,644	4,628
* #	Introgen Therapeutics, Inc.	24,500	98,490
* #	Intuitive Surgical, Inc.	2,700	597,456
	Invacare Corp.	8,000	185,360
*	Inventiv Health, Inc.	18,118	718,560
* #	Inverness Medical Innovations, Inc.	30,542	1,470,292
*	Invitrogen Corp.	27,295	2,126,280
*	Iridex Corp.	2,386	9,138
*	IRIS International, Inc.	10,332	192,692
* #	Isis Pharmaceuticals, Inc.	17,100	211,014
* #	Isolagen, Inc.	15,112	38,233
* #	Ista Pharmaceuticals, Inc.	11,437	80,860
* #	I-Trax, Inc.	23,404	74,893
*	IVAX Diagnostics, Inc.	1,200	1,008
* #	Javelin Pharmaceuticals, Inc.	13,200	70,488
	Johnson & Johnson	142,350	8,795,806
*	Kendle International, Inc.	7,600	297,616
*	Kensey Nash Corp.	4,800	114,384
*	Keryx Biopharmaceuticals, Inc.	16,500	165,990
	Kewaunee Scientific Corp.	1,006	15,492
*	Kindred Healthcare, Inc.	25,500	505,410
*	Kinetic Concepts, Inc.	11,100	667,221
* #	King Pharmaceuticals, Inc.	146,463	2,201,339
* #	Kosan Biosciences, Inc.	17,232	89,606
* #	K-V Pharmaceutical Co. Class A	18,300	500,139
*	K-V Pharmaceutical Co. Class B	5,408	146,827
*	Kyphon, Inc.	7,500	501,525
* #	La Jolla Pharmaceutical Co.	23,100	101,409
*	Laboratory Corp. of America Holdings	7,200	559,152
	Landauer, Inc.	1,200	60,828

137

*	Langer, Inc.	4,540	$23,154
*	Lannet Co., Inc.	6,543	32,715
#	LCA-Vision, Inc.	5,100	175,185
*	Lexicon Pharmaceuticals, Inc.	33,913	106,826
* #	LHC Group, Inc.	11,891	238,177
* #	Lifecell Corp.	8,600	284,746
*	Lifecore Biomedical, Inc.	7,472	86,825
*	LifePoint Hospitals, Inc.	34,055	956,945
*	Lincare Holdings, Inc.	44,419	1,598,640
* #	Lipid Sciences, Inc.	184	195
* #	Luminex Corp.	20,498	290,457
*	Magellan Health Services, Inc.	27,582	1,119,829
* #	Mannkind Corp.	6,000	53,220
	Manor Care, Inc.	6,100	389,729
* #	Martek Biosciences Corp.	20,434	552,127
*	Matria Healthcare, Inc.	13,502	343,761
*	Matrixx Initiatives, Inc.	3,587	76,188
*	Maxygen, Inc.	22,700	202,484
	McKesson Corp.	24,800	1,418,808
* #	Medarex, Inc.	66,343	1,137,782
*	MedCath Corp.	15,214	446,531
*	Medco Health Solutions, Inc.	46,844	4,002,820
*	Medical Action Industries, Inc.	9,405	213,399
*	Medical Staffing Network Holdings, Inc.	15,229	80,561
#	Medicis Pharmaceutical Corp. Class A	19,700	601,638
*	MEDTOX Scientific, Inc.	4,648	87,336
#	Medtronic, Inc.	56,658	2,993,809
* #	Memory Pharmaceuticals Corp.	14,600	31,828
*	Memry Corp.	4,650	6,510
	Mentor Corp.	4,950	220,720
	Merck & Co., Inc.	86,605	4,344,973
*	Merge Technologies, Inc.	22,746	106,451
	Meridian Bioscience, Inc.	11,550	297,990
*	Merit Medical Systems, Inc.	11,400	139,764
*	Metabasis Therapeutics, Inc.	17,603	52,633
*	Metropolitan Health Networks, Inc.	16,400	34,440
*	MGI Pharma, Inc.	23,300	549,181
* #	MicroIslet, Inc.	1,000	510
* #	Micromet, Inc.	13,240	27,407
*	Microtek Medical Holdings, Inc.	15,014	91,585
* #	MiddleBrook Pharmaceuticals, Inc.	6,000	12,780
*	Millennium Pharmaceuticals, Inc.	193,187	1,960,848
*	Millipore Corp.	13,100	912,808
*	Minrad International, Inc.	19,936	93,500
*	Molina Healthcare, Inc.	17,844	607,588
* #	Momenta Pharmaceuticals, Inc.	300	3,180
* #	Monogram Biosciences, Inc.	3,600	6,048
*	MTS Medication Technologies	2,178	23,849
*	MWI Veterinary Supply, Inc.	5,195	197,254
* #	Myriad Genetics, Inc.	19,800	870,408
* #	Nabi Biopharmaceuticals	20,932	74,099
* #	Nastech Pharmaceutical Co., Inc.	3,600	49,824

138

*	National Dentex Corp.	1,812	$31,819
	National Healthcare Corp.	4,943	259,952
	National Home Health Care Corp.	1,300	16,237
* #	National Medical Health Card Systems, Inc.	3,937	41,772
	National Research Corp.	3,850	96,288
* #	Natus Medical, Inc.	12,621	203,072
* #	Nektar Therapeutics	11,300	93,338
*	Neogen Corp.	5,087	161,919
*	Neopharm, Inc.	1,544	1,436
*	Neose Technologies, Inc.	11,050	17,127
* #	Neurocrine Biosciences, Inc.	28,300	282,151
*	Neurogen Corp.	21,993	108,645
* #	Neurometric, Inc.	1,600	12,432
*	New Brunswick Scientific Co., Inc.	6,898	78,223
* #	NitroMed, Inc.	17,362	39,238
*	NMT Medical, Inc.	6,862	51,053
*	Northfield Laboratories, Inc.	4,700	7,802
* #	NovaMed, Inc.	11,300	55,596
* #	Novavax, Inc.	21,996	72,147
*	Noven Pharmaceuticals, Inc.	13,000	198,380
*	NPS Pharmaceuticals, Inc.	14,900	63,325
*	Nutraceutical International Corp.	6,750	101,520
*	NuVasive, Inc.	15,033	479,553
*	Nuvelo, Inc.	6,300	13,734
* #	NxStage Medical, Inc.	17,810	221,200
*	Odyssey Healthcare, Inc.	18,504	180,969
#	Omnicare, Inc.	47,267	1,542,322
*	Omnicell, Inc.	15,362	370,839
*	Onyx Pharmaceuticals, Inc.	14,900	590,338
* #	OraSure Technologies, Inc.	21,488	197,690
*	Orchid Cellmark, Inc.	17,159	105,356
*	Orthologic Corp.	2,952	4,251
* #	Oscient Pharmaceuticals Corp.	1	3
*	OSI Pharmaceuticals, Inc.	10,200	347,922
*	Osteotech, Inc.	12,507	90,926
	Owens & Minor, Inc.	25,544	1,019,206
*	Oxigene, Inc.	14,996	48,287
* #	Pain Therapeutics, Inc.	21,233	199,166
*	PainCare Holdings, Inc.	4,800	912
*	Palatin Technologies, Inc.	11,931	7,982
*	Palomar Medical Technologies, Inc.	5,100	160,650
*	Panacos Pharmaceuticals, Inc.	6,400	18,496
*	Par Pharmaceutical Companies, Inc.	22,500	503,775
*	Parexel International Corp.	18,600	799,986
*	Patterson Companies, Inc.	27,500	1,011,450
*	PDI, Inc.	4,600	47,334
* #	PDL BioPharma, Inc.	18,172	354,536
*	Pediatric Services of America, Inc.	2,753	44,681
* #	Pediatrix Medical Group, Inc.	16,160	963,944
* #	Penwest Pharmaceuticals Co.	1,840	22,724
	PerkinElmer, Inc.	70,733	1,938,792
	Perrigo Co.	60,007	1,242,745

139

	Pfizer, Inc.	1,274,372	$31,655,400
	Pharmaceutical Products Development Service, Inc.	23,232	813,817
*	Pharmacopia Drug Discovery, Inc.	12,586	69,349
* #	Pharmacyclics, Inc.	5,800	12,934
*	Pharmanet Development Group, Inc.	11,867	341,770
* #	PharMerica Corp.	13,816	244,958
*	Pharmion Corp.	15,900	652,059
*	PhotoMedex, Inc.	900	810
#	PolyMedica Corp.	6,600	341,682
*	Possis Medical, Inc.	9,676	104,598
* #	Pozen, Inc.	7,200	71,928
*	PRA International	6,990	203,758
* #	Progenics Pharmaceuticals, Inc.	3,400	78,438
*	Prospect Medical Holdings, Inc.	2,320	13,340
*	Providence Service Corp.	7,700	231,462
* #	ProxyMed, Inc.	4,767	13,777
*	PSS World Medical, Inc.	40,023	763,639
	Psychemedics Corp.	1,110	19,636
*	Psychiatric Solutions, Inc.	31,440	1,158,878
*	QuadraMed Corp.	20,490	55,323
	Quest Diagnostics, Inc.	52,744	2,887,734
*	Questcor Pharmaceuticals, Inc.	1,200	684
*	Quidel Corp.	15,000	254,700
*	Quigley Corp.	3,192	14,077
* #	Radiation Therapy Services, Inc.	10,569	239,071
*	RadNet, Inc.	600	5,400
*	Regeneration Technologies, Inc.	15,206	164,681
*	Regeneron Pharmaceuticals, Inc.	18,522	360,438
* #	RegeneRx Biopharmaceuticals, Inc.	6,400	11,392
*	RehabCare Group, Inc.	12,900	209,883
*	Renovis, Inc.	15,665	49,815
*	Repligen Corp.	16,144	69,742
* #	Repros Therapeutics, Inc.	4,025	43,027
*	Res-Care, Inc.	20,261	431,965
* #	ResMed, Inc.	15,900	646,494
*	Respironics, Inc.	17,769	842,784
*	Retractable Technologies, Inc.	7,725	15,450
* #	Rigel Pharmaceuticals, Inc.	12,200	111,752
* #	Rochester Medical Corp.	6,656	106,163
* #	Rotech Healthcare, Inc.	9,934	10,828
* #	Salix Pharmaceuticals, Ltd.	26,704	307,630
* #	Sangamo BioSciences, Inc.	20,288	222,965
* #	Santarus, Inc.	9,650	23,932
*	Savient Pharmaceuticals, Inc.	27,004	355,913
	Schering-Plough Corp.	55,548	1,667,551
* #	SciClone Pharmaceuticals, Inc.	26,160	47,611
* #	Sciele Pharma, Inc.	21,800	503,144
* #	SCOLR Pharma, Inc.	4,500	10,845
* #	Seattle Genetics, Inc.	15,500	159,030
* #	Senomyx, Inc.	6,752	90,207
*	Sepracor, Inc.	6,144	179,220

140

*	Sequenom, Inc.	13,607	$66,402
*	SeraCare Life Sciences, Inc.	519	3,166
*	Sierra Health Services, Inc.	6,800	285,600
* #	Signalife, Inc.	1,200	1,560
* #	Sirona Dental Systems, Inc.	21,178	617,339
*	Somanetics Corp.	6,246	121,422
* #	Somaxon Pharmaceuticals, Inc.	10,200	125,868
*	Sonic Innovations, Inc.	17,507	145,133
* #	SonoSite, Inc.	7,400	215,784
*	Sonus Pharmaceuticals, Inc.	200	864
	Span-American Medical System, Inc.	1,791	30,340
*	Spectranetics Corp.	10,800	159,084
* #	Spectrum Pharmaceuticals, Inc.	19,000	77,520
*	SRI/Surgical Express, Inc.	3,488	18,870
*	St. Jude Medical, Inc.	20,800	906,256
* #	Staar Surgical Co.	4,200	12,306
* #	StemCells, Inc.	35,500	76,680
*	Stereotaxis, Inc.	300	3,969
	Steris Corp.	43,172	1,211,838
* #	Strategic Diagnostics, Inc.	10,234	40,527
	Stryker Corp.	14,210	949,228
*	Sun Healthcare Group, Inc.	24,769	368,315
* #	Sunrise Senior Living, Inc.	29,257	1,047,693
* #	SuperGen, Inc.	32,277	131,045
* #	SurModics, Inc.	9,500	458,375
*	Symmetry Medical, Inc.	21,800	349,454
*	Synovis Life Technologies, Inc.	7,602	136,380
*	Techne Corp.	6,572	414,102
* #	Telik, Inc.	6,272	18,063
*	Tenet Healthcare Corp.	77,100	261,369
* #	Tercica, Inc.	30,337	200,831
* #	The Medicines Co.	17,200	287,240
*	Theragenics Corp.	22,613	93,844
*	Thermo Fisher Scientific, Inc.	72,600	3,937,098
*	Third Wave Technologies, Inc.	9,900	75,735
* #	Thoratec Corp.	33,730	697,199
*	Threshold Pharmaceuticals, Inc.	48	41
*	Titan Pharmaceuticals, Inc.	6,374	13,067
*	Torreypines Therapeutics, Inc.	6,168	39,784
* #	Trimeris, Inc.	10,100	75,548
*	Tripos, Inc.	700	518
*	TriZetto Group, Inc.	19,655	307,208
*	Tutogen Medical, Inc.	3,678	31,815
*	U.S. Physical Therapy, Inc.	6,700	92,125
* #	United Therapeutics Corp.	6,200	424,638
	UnitedHealth Group, Inc.	99,920	4,996,999
	Universal Health Services, Inc.	29,316	1,547,885
*	Urologix, Inc.	6,387	13,988
* #	Uroplasty, Inc.	700	2,730
	Utah Medical Products, Inc.	1,613	50,858
	Valeant Pharmaceuticals International	56,600	892,582
* #	Vanda Pharmaceuticals, Inc.	6,700	100,031

141

*	Varian Medical Systems, Inc.	5,975	$241,330
*	Varian, Inc.	17,812	1,069,076
*	Vascular Solutions, Inc.	3,800	30,020
* #	VCA Antech, Inc.	13,000	531,570
*	Ventana Medical Systems, Inc.	9,800	801,542
*	Vertex Pharmaceuticals, Inc.	6,400	249,344
* #	ViaCell, Inc.	9,800	42,140
*	Vical, Inc.	20,000	97,200
*	ViroPharma, Inc.	44,104	437,071
*	VistaCare, Inc.	5,544	38,808
*	Vital Images, Inc.	7,500	139,050
	Vital Signs, Inc.	8,762	439,327
* #	Vivus, Inc.	14,800	80,364
*	Waters Corp.	8,400	517,188
*	Watson Pharmaceuticals, Inc.	60,501	1,804,140
*	WellCare Health Plans, Inc.	7,000	690,900
*	WellPoint, Inc.	118,928	9,584,408
	West Pharmaceutical Services, Inc.	19,700	788,985
*	Wright Medical Group, Inc.	21,088	552,295
	Wyeth	57,172	2,647,064
*	Xenoport, Inc.	5,500	228,415
	Young Innovations, Inc.	2,929	80,342
* #	Zila, Inc.	10,368	12,442
*	Zimmer Holdings, Inc.	9,916	776,720
*	Zoll Medical Corp.	11,200	258,832
* #	Zymogenetics, Inc.	29,619	357,798
Total Health Care			267,950,017

Industrials — (10.6%)
* #	3-D Systems Corp.	3,800	76,152
	3M Co.	26,400	2,402,136
*	A. T. Cross Co. Class A	4,383	43,830
	A.O. Smith Corp.	14,100	679,620
	AAON, Inc.	9,025	188,983
*	AAR Corp.	23,600	741,040
	ABM Industries, Inc.	28,000	654,640
*	ABX Air, Inc.	30,900	211,974
*	Acco Brands Corp.	24,000	544,080
*	Accuride Corp.	23,800	308,686
	Aceto Corp.	5,700	49,590
* #	Active Power, Inc.	8,300	12,284
#	Actuant Corp.	16,163	985,781
#	Acuity Brands, Inc.	9,600	504,384
	Administaff, Inc.	9,700	334,650
* #	AeroCentury Corp.	584	8,205
*	Aerosonic Corp.	1,200	8,520
*	AGCO Corp.	53,485	2,310,552
*	AirNet Systems, Inc.	600	1,692
* #	Airtran Holdings, Inc.	42,300	444,573
	Alamo Group, Inc.	7,192	183,396
*	Alaska Air Group, Inc.	18,900	469,098
	Albany International Corp. Class A	18,216	709,331

142

	Alexander & Baldwin, Inc.	26,232	$1,361,703
*	Alliant Techsystems, Inc.	7,400	779,294
* #	Allied Defense Group, Inc.	1,244	5,598
*	Allied Waste Industries, Inc.	161,600	2,063,632
* #	Amerco, Inc.	11,659	734,983
	American Ecology Corp.	10,700	213,893
*	American Reprographics Co.	2,200	53,746
#	American Science & Engineering, Inc.	4,144	299,404
	American Standard Companies, Inc.	15,900	585,597
* #	American Superconductor Corp.	16,800	302,736
#	American Woodmark Corp.	8,800	265,496
	Ameron International Corp.	4,544	433,952
	Ametek, Inc.	36,350	1,453,637
	Ampco-Pittsburgh Corp.	5,728	243,612
*	AMR Corp.	17,200	421,572
#	Amrep Corp.	3,020	101,472
	Angelica Corp.	5,997	122,099
* #	APAC Customer Services, Inc.	15,910	46,616
	Apogee Enterprises, Inc.	14,970	376,795
	Applied Industrial Technologies, Inc.	3,600	115,128
	Applied Signal Technologies, Inc.	9,000	127,980
* #	Argon ST, Inc.	14,113	255,022
#	Arkansas Best Corp.	16,000	574,400
*	Arotech Corp.	5,156	15,210
*	Astec Industries, Inc.	12,794	647,121
*	Astronics Corp.	2,956	92,878
* #	ASV, Inc.	15,300	217,260
*	Atlas Air Worldwide Holding, Inc.	14,000	710,360
*	Avalon Holding Corp. Class A	1,302	11,718
	Avery Dennison Corp.	24,400	1,458,876
*	Avis Budget Group, Inc.	60,237	1,398,101
*	Axsys Technologies, Inc.	6,398	152,208
*	AZZ, Inc.	5,734	162,846
#	Badger Meter, Inc.	6,100	191,479
	Baldor Electric Co.	15,800	657,912
*	Baldwin Technology Co., Inc. Class A	9,100	46,956
	Barnes Group, Inc.	30,900	972,114
	Barrett Business Services, Inc.	6,531	159,226
*	BE Aerospace, Inc.	41,931	1,634,051
* #	Beacon Roofing Supply, Inc.	1,326	15,448
	Belden, Inc.	23,850	1,159,349
*	Blount International, Inc.	20,250	277,425
#	BlueLinx Holdings, Inc.	19,200	156,480
	Boeing Co.	24,384	2,357,933
	Bowne & Co., Inc.	1,600	27,120
	Brady Co. Class A	28,876	1,124,143
*	Breeze-Eastern Corp.	500	6,325
#	Briggs & Stratton Corp.	35,075	1,023,839
*	BTU International, Inc.	2,998	36,126
	Bucyrus International, Inc.	300	18,747
* #	Builders FirstSource, Inc.	19,400	254,140
	Burlington Northern Santa Fe Corp.	60,366	4,898,701

143

#	C&D Technologies, Inc.	17,800	$75,472
	C.H. Robinson Worldwide, Inc.	16,987	833,042
* #	Capstone Turbine Corp.	8,200	9,020
	Carlisle Companies, Inc.	32,800	1,614,744
	Cascade Corp.	7,700	566,797
*	Casella Waste Systems, Inc. Class A	9,079	101,412
	Caterpillar, Inc.	21,200	1,606,324
*	CBIZ, Inc.	41,258	309,435
	CDI Corp.	12,686	362,820
*	CECO Environmental Corp.	6,014	76,077
* #	Celadon Group, Inc.	14,925	232,830
* #	Cenveo, Inc.	13,900	272,718
* #	Ceradyne, Inc.	10,800	780,624
	Champion Industries, Inc.	5,329	33,626
*	Channell Commercial Corp.	3,028	13,020
	Chase Corp.	5,134	89,537
	Chicago Rivet & Machine Co.	200	4,595
*	ChoicePoint, Inc.	13,900	546,826
	Cintas Corp.	41,100	1,506,315
	CIRCOR International, Inc.	700	29,603
	Clarcor, Inc.	25,300	979,616
*	Clean Harbors, Inc.	7,300	344,487
*	Columbus McKinnon Corp.	10,600	288,002
	Comfort Systems USA, Inc.	25,400	369,570
*	Commercial Vehicle Group, Inc.	10,800	153,576
*	Competitive Technologies, Inc.	2,400	5,688
* #	Compudyne Corp.	3,533	24,272
	CompX International, Inc.	3,317	67,269
*	COMSYS IT Partners, Inc.	11,595	220,421
*	Consolidated Graphics, Inc.	7,800	516,984
* #	Continental Airlines, Inc.	18,700	621,962
	Con-way, Inc.	21,000	1,018,080
*	Copart, Inc.	41,608	1,220,779
*	Cornell Companies, Inc.	600	14,454
	Corporate Executive Board Co.	2,500	170,075
*	Corrections Corporation of America	64,540	1,656,096
* #	CoStar Group, Inc.	8,700	478,761
* #	Covanta Holding Corp.	70,128	1,584,192
*	CPI Aerostructures, Inc.	3,588	30,677
* #	CRA International, Inc.	7,500	372,450
	Crane Co.	30,040	1,345,492
	CSX Corp.	75,600	3,099,600
	Cubic Corp.	17,666	698,337
	Cummins, Inc.	25,000	2,960,500
	Curtiss-Wright Corp.	24,344	1,110,086
#	Danaher Corp.	23,400	1,817,244
	Deere & Co.	19,000	2,585,140
	Deluxe Corp.	14,900	566,498
*	Devcon International Corp.	800	2,720
* #	DHB Industries, Inc.	600	2,820
	Diamond Management & Technology Consultants, Inc.	17,300	174,211

144

* #	Distributed Energy Systems Corp.	4,600	$4,508
* #	Document Securities Systems, Inc.	3,428	45,387
*	Dollar Thrifty Automotive Group, Inc.	3,100	91,388
	Donaldson Co., Inc.	18,500	706,330
	Dover Corp.	57,675	2,849,145
	DRS Technologies, Inc.	21,424	1,124,332
*	Ducommun, Inc.	6,756	195,046
*	Dynamex, Inc.	7,100	178,352
	Dynamic Materials Corp.	1,730	74,373
	Eastern Co.	4,348	92,438
	Eaton Corp.	37,925	3,573,294
	Ecology & Environment, Inc. Class A	1,611	20,469
#	EDO Corp.	13,500	581,040
	Electro Rent Corp.	16,082	233,671
*	EMCOR Group, Inc.	27,800	871,530
	Emerson Electric Co.	36,700	1,806,741
	Encore Wire Corp.	9,887	257,062
*	Energy Conversion Devices, Inc.	24,700	639,977
*	Energy Focus, Inc.	3,514	18,273
*	EnerSys	27,607	498,582
* #	ENGlobal Corp.	11,100	101,787
	Ennis, Inc.	16,272	353,916
*	EnPro Industries, Inc.	11,672	487,773
*	Environmental Tectonics Corp.	1,572	5,974
	Equifax, Inc.	43,143	1,661,868
* #	ESCO Technologies, Inc.	13,600	447,032
	Espey Manufacturing & Electronics Corp.	1,073	23,606
*	Esterline Technologies Corp.	18,179	917,858
* #	Evergreen Solar, Inc.	6,000	53,820
	Expeditors International of Washington, Inc.	15,100	666,967
*	Exponent, Inc.	9,789	238,460
* #	ExpressJet Holdings, Inc.	21,900	95,484
*	EXX, Inc. Class A	4,042	13,137
	Fastenal Co.	9,100	415,051
	Federal Signal Corp.	30,507	466,757
	FedEx Corp.	55,600	6,098,208
*	First Advantage Corp.	4,919	95,675
*	First Consulting Group, Inc.	13,704	129,777
* #	Flanders Corp.	6,165	27,496
* #	Flow International Corp.	6,286	51,608
	Flowserve Corp.	24,222	1,729,693
#	Fluor Corp.	5,400	686,610
*	Fortune Industries, Inc.	4,100	9,635
	Forward Air Corp.	13,000	455,520
#	Franklin Electric Co., Inc.	13,550	559,344
* #	Frontier Airlines Holdings, Inc.	1,900	11,267
	Frozen Food Express Industries, Inc.	2,400	18,264
*	FTI Consulting, Inc.	27,100	1,423,292
* #	FuelCell Energy, Inc.	40,600	390,572
*	Furmanite Corp.	20,112	163,712
	G & K Services, Inc. Class A	13,000	541,450
*	Gardner Denver Machinery, Inc.	26,991	1,077,211

145

	GATX Corp.	30,245	$1,318,682
*	Gehl Co.	7,500	178,350
#	Gencorp, Inc.	18,200	208,208
* #	General Cable Corp.	7,000	407,260
	General Dynamics Corp.	32,700	2,568,912
	General Electric Co.	744,136	28,924,566
*	Genesee & Wyoming, Inc.	17,628	482,655
*	Genlyte Group, Inc.	12,975	941,596
*	Global Cash Access, Inc.	8,500	94,350
*	Global Power Equipment Group, Inc.	500	1,300
	Goodrich Corp.	32,400	2,046,384
	Gorman-Rupp Co.	7,065	240,563
*	GP Strategies Corp.	9,605	106,904
	Graco, Inc.	5,387	217,689
*	Graftech International, Ltd.	29,400	493,626
	Graham Corp.	1,700	61,710
	Granite Construction, Inc.	15,000	816,600
	Greenbrier Companies, Inc.	9,900	290,862
* #	Griffon Corp.	15,800	247,428
	Hardinge, Inc.	6,434	224,354
	Harsco Corp.	35,200	1,958,880
* #	Hawaiian Holdings, Inc.	19,980	72,927
#	Healthcare Services Group, Inc.	19,334	414,134
#	Heartland Express, Inc.	56,996	887,428
#	Heico Corp.	6,153	281,008
	Heico Corp. Class A	9,064	331,199
*	Heidrick & Struggles International, Inc.	9,469	443,623
*	Henry Bros. Electronics, Inc.	2,844	13,225
*	Herley Industries, Inc.	2,800	40,460
	Herman Miller, Inc.	9,588	278,244
*	Hexcel Corp.	15,586	339,619
* #	Hill International, Inc.	12,965	96,719
	Hi-Shear Technology Corp.	4,285	41,307
	HNI Corp.	10,800	441,072
	Honeywell International, Inc.	44,100	2,476,215
#	Horizon Lines, Inc. Class A	15,400	434,434
*	Hub Group, Inc. Class A	17,760	592,651
#	Hubbell, Inc. Class A	3,603	202,849
#	Hubbell, Inc. Class B	23,772	1,287,967
*	Hudson Highland Group, Inc.	15,814	221,712
*	Hurco Companies, Inc.	3,500	173,110
*	Huron Consulting Group, Inc.	1,200	79,260
*	Huttig Building Products, Inc.	12,034	72,324
*	ICT Group, Inc.	6,800	103,360
	IDEX Corp.	42,684	1,642,053
* #	IHS, Inc.	11,315	571,068
*	II-VI, Inc.	13,200	411,840
	IKON Office Solutions, Inc.	75,400	1,058,616
	Illinois Tool Works, Inc.	46,500	2,704,905
*	Industrial Distribution Group, Inc.	300	2,838
*	Innotrac Corp.	3,300	7,491
* #	Innovative Solutions & Support, Inc.	9,149	165,231

146

* #	Insituform Technologies, Inc. Class A	12,800	$211,072
#	Insteel Industries, Inc.	11,800	223,020
*	Integrated Electrical Services, Inc.	8,082	188,796
* #	InterDigital, Inc.	20,100	464,511
*	Interline Brands, Inc.	20,200	489,648
*	International Shipholding Corp.	4,545	96,445
*	Intersections, Inc.	12,469	121,448
* #	Ionatron, Inc.	32,000	104,960
	ITT Industries, Inc.	54,816	3,726,940
#	J.B. Hunt Transportation Services, Inc.	32,900	946,533
*	Jacobs Engineering Group, Inc.	14,212	939,271
* #	JetBlue Airways Corp.	79,050	752,556
	Joy Global, Inc.	10,798	468,525
*	Kadant, Inc.	600	17,100
	Kaman Corp. Class A	14,228	468,243
* #	Kansas City Southern	44,874	1,363,721
	Kaydon Corp.	14,707	776,530
*	KBR, Inc.	15,804	519,003
#	Kelly Services, Inc. Class A	11,516	261,644
#	Kelly Services, Inc. Class B	1,275	31,875
*	Kenexa Corp.	14,639	406,818
	Kennametal, Inc.	19,207	1,549,237
*	Key Technology, Inc.	2,730	73,028
*	Kforce, Inc.	25,858	393,559
*	Kirby Corp.	31,145	1,192,231
#	Knight Transportation, Inc.	50,480	928,327
#	Knoll, Inc.	12,800	243,328
*	Korn/Ferry International	33,869	752,230
*	K-Tron International, Inc.	1,790	160,205
*	L.B. Foster Co. Class A	5,285	198,505
	L.S. Starrett Co. Class A	4,403	72,341
#	L-3 Communications Holdings, Inc.	29,795	2,935,105
*	LaBarge, Inc.	8,627	106,543
*	Labor Ready, Inc.	24,984	521,666
*	Ladish Co., Inc.	8,500	446,080
	Laidlaw International, Inc.	27,244	944,277
	Landstar Systems, Inc.	6,300	270,963
	Lawson Products, Inc.	5,156	188,297
*	Layne Christensen Co.	8,200	404,834
*	Learning Tree International, Inc.	8,592	129,481
*	LECG Corp.	15,700	240,838
	Lennox International, Inc.	36,100	1,298,517
*	LGL Group, Inc.	1,499	17,688
	Lincoln Electric Holdings, Inc.	22,529	1,620,736
#	Lindsay Corp.	6,900	279,657
*	LMI Aerospace, Inc.	6,487	148,293
	Lockheed Martin Corp.	20,000	1,982,800
	LSI Industries, Inc.	10,100	204,828
*	Lydall, Inc.	900	9,414
*	M&F Worldwide Corp.	6,400	360,960
*	Mac-Gray Corp.	9,645	136,091
*	Magnetek, Inc.	12,675	58,939

147

*	MAIR Holdings, Inc.	400	$2,524
	Manpower, Inc.	21,900	1,538,694
*	Marten Transport, Ltd.	14,150	221,589
	Masco Corp.	89,400	2,326,188
	McGrath Rentcorp.	13,811	442,366
*	Media Sciences International, Inc.	1,600	8,368
* #	Medialink Worldwide, Inc.	2,993	12,122
* #	Medis Technologies, Ltd.	4,000	42,200
*	Merrimac Industries, Inc.	1,798	18,340
*	Mesa Air Group, Inc.	16,387	92,423
	Met-Pro Corp.	6,731	102,446
*	MFRI, Inc.	3,201	75,224
*	Michael Baker Corp.	4,347	180,487
* #	Microvision, Inc.	9,400	45,026
* #	Middleby Corp.	4,200	308,868
* #	Midwest Air Group, Inc.	1,800	29,214
*	Miller Industries, Inc.	7,218	132,162
#	Mine Safety Appliances Co.	20,680	990,986
*	Misonix, Inc.	4,141	16,978
*	Mobile Mini, Inc.	19,700	476,937
*	Modtech Holdings, Inc.	6,000	7,020
* #	Monster Worldwide, Inc.	9,200	314,640
*	Moog, Inc. Class A	25,900	1,102,563
*	Moog, Inc. Class B	2,100	88,935
	MSC Industrial Direct Co., Inc. Class A	10,600	549,080
*	MTC Technologies, Inc.	9,364	186,905
	Mueller Industries, Inc.	11,516	398,914
	Mueller Water Products, Inc. Class B	10,245	112,183
	Multi-Color Corp.	4,737	175,980
	NACCO Industries, Inc. Class A	4,076	482,884
*	Nashua Corp.	3,540	40,533
*	National Technical Systems, Inc.	3,263	21,666
* #	Navigant Consulting, Inc.	36,224	639,354
*	Navistar International Corp.	14,000	783,720
* #	NCI Building Systems, Inc.	9,900	459,261
#	Nordson Corp.	19,753	991,798
	Norfolk Southern Corp.	72,258	3,700,332
* #	North America Galvanizing & Coatings, Inc.	7,635	51,155
	Northrop Grumman Corp.	57,729	4,551,354
*	NuCo2, Inc.	8,700	228,723
* #	Odyssey Marine Exploration, Inc.	8,426	51,736
*	Old Dominion Freight Line, Inc.	24,694	711,187
	Omega Flex, Inc.	1,700	26,112
*	On Assignment, Inc.	25,200	266,616
*	Orbital Sciences Corp.	34,475	757,071
	Oshkosh Truck Corp. Class B	27,900	1,615,131
*	Owens Corning, Inc.	77,500	1,934,400
*	P.A.M. Transportation Services, Inc.	3,286	61,481
	Paccar, Inc.	9,216	788,429
	Pall Corp.	12,400	472,812
*	Paragon Technologies, Inc.	900	5,913
	Parker Hannifin Corp.	33,405	3,590,035

148

*	Park-Ohio Holdings Corp.	7,298	$201,060
*	Patrick Industries, Inc.	3,087	43,218
* #	Patriot Transportation Holding, Inc.	1,912	175,904
*	Peerless Manufacturing Co.	3,258	75,488
*	Pemco Aviation Group, Inc.	1,411	14,590
#	Pentair, Inc.	48,381	1,796,387
*	Perini Corp.	9,488	537,021
*	PHH Corp.	22,598	608,564
* #	Pinnacle Airlines Corp.	11,000	180,290
	Pitney Bowes, Inc.	17,244	770,289
* #	Plug Power, Inc.	32,200	86,940
*	Powell Industries, Inc.	6,200	207,824
*	Power-One, Inc.	29,575	128,947
	Precision Castparts Corp.	8,200	1,068,542
#	Preformed Line Products Co.	2,888	141,512
* #	Protection One, Inc.	2,144	27,529
	Providence & Worcester Railroad Co.	1,870	30,780
*	Quality Distribution, Inc.	3,500	33,950
* #	Quanta Services, Inc.	40,002	1,130,863
	Quixote Corp.	5,091	99,529
	R. R. Donnelley & Sons Co.	82,900	2,969,478
#	Raven Industries, Inc.	2,800	114,100
	Raytheon Co.	82,444	5,057,115
*	RBC Bearings, Inc.	9,873	350,492
*	RCM Technologies, Inc.	8,789	63,632
	Regal-Beloit Corp.	16,500	833,415
*	Republic Airways Holdings, Inc.	24,185	460,482
	Republic Services, Inc.	50,208	1,560,967
	Resources Connection, Inc.	22,100	663,000
	Robbins & Myers, Inc.	10,700	579,726
	Robert Half International, Inc.	11,000	351,340
	Rockwell Automation, Inc.	8,800	620,048
	Rockwell Collins, Inc.	11,900	819,553
	Rollins, Inc.	17,678	469,528
#	Roper Industries, Inc.	22,420	1,418,962
*	Rush Enterprises, Inc. Class A	11,172	283,322
*	Rush Enterprises, Inc. Class B	4,973	115,871
	Ryder System, Inc.	36,555	2,001,386
*	Saia, Inc.	700	13,153
	Schawk, Inc.	16,972	366,595
*	School Specialty, Inc.	13,161	479,587
*	Sequa Corp. Class A	2,020	331,583
*	Sequa Corp. Class B	1,352	221,728
	Servidyne, Inc.	610	3,422
*	Servotronics, Inc.	816	11,995
*	Shaw Group, Inc.	36,467	1,825,173
*	SIFCO Industries, Inc.	2,935	46,373
#	Simpson Manufacturing Co., Inc.	30,324	1,000,692
*	Sirva, Inc.	24,700	25,935
	Skywest, Inc.	36,304	912,320
*	SL Industries, Inc.	2,494	54,619
	Southwest Airlines Co.	287,907	4,350,275

149

*	Sparton Corp.	5,667	$36,325
*	Spherion Corp.	2,900	25,636
*	Spherix, Inc.	5,849	10,762
*	Spire Corp.	1,819	16,917
	SPX Corp.	14,044	1,264,662
*	Standard Parking Corp.	1,457	50,791
	Standard Register Co.	13,600	173,944
	Standex International Corp.	8,100	202,743
	Steelcase, Inc. Class A	48,060	847,778
*	Stericycle, Inc.	18,288	912,571
*	Sterling Construction Co., Inc.	5,800	128,296
#	Sun Hydraulics, Inc.	7,711	213,518
*	Superior Essex, Inc.	11,187	394,901
	Supreme Industries, Inc.	4,763	33,960
	Sypris Solutions, Inc.	8,320	67,558
*	SYS Technologies	5,840	13,899
	TAL International Group, Inc.	13,400	336,072
*	Target Logistics, Inc.	5,915	10,884
* #	Taser International, Inc.	25,100	359,181
*	Team, Inc.	5,488	128,748
	Tech/Ops Sevcon, Inc.	944	7,552
	Technology Research Corp.	2,225	7,788
#	Tecumseh Products Co. Class A	6,800	117,300
*	Tecumseh Products Co. Class B	2,198	32,992
*	Teledyne Technologies, Inc.	19,100	953,281
	Teleflex, Inc.	19,433	1,511,304
*	TeleTech Holdings, Inc.	13,560	396,630
	Tennant Co.	10,600	445,412
*	Terex Corp.	8,500	678,980
*	Tetra Tech, Inc.	33,977	665,949
	Textron, Inc.	61,600	3,593,744
*	The Advisory Board Co.	3,100	178,343
	The Brink’s Co.	22,200	1,273,392
	The Dun & Bradstreet Corp.	5,316	518,576
*	The Geo Group, Inc.	32,900	979,433
*	The Lamson & Sessions Co.	8,300	219,618
#	The Manitowoc Co., Inc.	12,000	953,880
*	Thomas & Betts Corp.	26,500	1,467,835
	Timken Co.	56,044	1,992,925
#	Titan International, Inc.	15,600	452,088
	Todd Shipyards Corp.	3,548	82,278
	Toro Co.	8,132	481,008
* #	TRC Companies, Inc.	11,117	124,510
	Tredegar Industries, Inc.	10,900	190,532
* #	Trex Co., Inc.	6,900	92,667
	Trinity Industries, Inc.	46,983	1,765,151
#	Triumph Group, Inc.	5,800	424,618
*	TRM Corp.	11,100	10,989
*	Tufco Technologies, Inc.	2,398	18,225
* #	TurboChef Technologies, Inc.	5,700	72,960
	Twin Disc, Inc.	2,820	153,041
*	U.S. Home Systems, Inc.	4,473	35,560

150

*	U.S. Xpress Enterprises, Inc. Class A	3,927	$69,783
* #	UAL Corp.	33,900	1,609,233
	UAP Holding Corp.	13,391	400,525
*	Ultralife Batteries, Inc.	7,214	83,322
	Union Pacific Corp.	44,900	5,009,493
	United Industrial Corp.	2,200	152,086
	United Parcel Service, Inc.	27,300	2,070,978
*	United Rentals, Inc.	48,279	1,573,895
*	United Stationers, Inc.	14,000	826,280
	United Technologies Corp.	83,024	6,196,081
	Universal Forest Products, Inc.	10,700	399,003
*	Universal Security Instruments, Inc.	1,224	27,516
*	UQM Technologies, Inc.	5,020	17,570
*	URS Corp.	31,344	1,675,023
*	US Airways Group, Inc.	5,968	184,710
*	USA Truck, Inc.	400	6,416
* #	USG Corp.	21,600	834,192
	Valmont Industries, Inc.	11,400	1,016,652
*	Valpey Fisher Corp.	1,276	6,189
*	Veri-Tek International Corp.	1,200	8,460
*	Versar, Inc.	3,200	26,528
	Viad Corp.	12,200	436,150
	Vicor Corp.	6,157	72,591
* #	Volt Information Sciences, Inc.	11,150	167,808
	VSE Corp.	2,078	90,248
	W.W. Grainger, Inc.	25,272	2,315,168
	Wabash National Corp.	20,737	271,447
	Wabtec Corp.	28,230	1,057,778
	Walter Industries, Inc.	24,000	606,720
*	Washington Group International, Inc.	13,600	1,151,920
*	Waste Connections, Inc.	40,141	1,221,089
	Waste Industries USA, Inc.	6,645	215,630
#	Waste Management, Inc.	83,088	3,129,925
	Watsco, Inc. Class A	14,100	678,492
	Watsco, Inc. Class B	1,896	91,292
	Watson Wyatt & Co. Holdings	19,900	941,469
#	Watts Water Technologies, Inc.	19,500	690,690
*	WCA Waste Corp.	10,110	77,342
#	Werner Enterprises, Inc.	52,233	972,056
* #	WESCO International, Inc.	19,400	923,246
* #	Westaff, Inc.	11,842	49,736
*	Williams Scotsman International, Inc.	23,838	651,016
*	Willis Lease Finance Corp.	4,925	63,533
* #	Wolverine Tube, Inc.	4,708	5,603
	Woodward Governor Co.	19,700	1,156,981
*	Xenonics Holdings, Inc.	4,100	9,840
* #	YRC Worldwide, Inc.	30,500	939,705
Total Industrials			330,984,015

Information Technology — (11.3%)
*	3Com Corp.	233,919	877,196
* #	Acacia Research-Acacia Technologies	6,100	91,378

151

* #	Access Integrated Technologies, Inc.	4,767	$29,603
*	ACI Worldwide, Inc.	15,900	413,082
*	Actel Corp.	12,672	142,560
*	ActivIdentity Corp.	25,300	124,982
*	Activision, Inc.	25,303	493,155
*	Actuate Corp.	30,787	218,280
	Acxiom Corp.	20,800	509,600
*	Adaptec, Inc.	85,163	317,658
*	ADC Telecommunications, Inc.	69,900	1,279,170
*	ADDvantage Technologies Group, Inc.	6,246	49,406
*	Adept Technology, Inc.	764	4,599
*	Adobe Systems, Inc.	29,189	1,247,830
	Adtran, Inc.	33,210	887,703
*	Advanced Analogic Technologies, Inc.	22,400	203,616
*	Advanced Energy Industries, Inc.	25,628	415,942
* #	Advanced Micro Devices, Inc.	222,036	2,886,468
* #	Advanced Photonix, Inc.	115	207
* #	Advent Software, Inc.	11,600	464,812
*	Aehr Test Systems	3,860	26,673
*	Aetrium, Inc.	4,397	18,775
*	Affiliated Computer Services, Inc. Class A	15,716	786,271
*	Agilent Technologies, Inc.	84,655	3,081,442
	Agilysys, Inc.	3,500	59,710
* #	Airspan Networks, Inc.	28,300	70,467
*	Akamai Technologies, Inc.	11,800	380,196
*	Alliance Data Systems Corp.	4,800	376,560
	Alliance Semiconductor Corp.	4,245	9,764
	Altera Corp.	21,804	519,153
	American Software, Inc. Class A	11,683	132,135
*	American Technical Ceramics Corp.	5,978	146,700
*	AMIS Holdings, Inc.	68,806	713,518
* #	Amkor Technology, Inc.	33,988	391,542
*	Ampex Corp. Class A	627	4,420
	Amphenol Corp.	15,000	541,650
*	Amtech Systems, Inc.	2,796	30,896
* #	Anadigics, Inc.	23,900	393,394
	Analog Devices, Inc.	73,300	2,703,304
*	Analysts International Corp.	1,100	1,837
*	Anaren, Inc.	10,573	148,974
*	Andrew Corp.	77,114	1,085,765
* #	Anixter International, Inc.	19,600	1,504,692
*	Ansoft Corp.	5,400	161,406
*	Answerthink, Inc.	32,181	105,232
*	Ansys, Inc.	43,836	1,452,287
*	APA Enterprises, Inc.	900	864
*	Apple, Inc.	31,914	4,419,451
	Applied Materials, Inc.	110,341	2,356,884
*	Applied Micro Circuits Corp.	134,392	383,017
*	Applix, Inc.	3,412	49,815
* #	Aptimus, Inc.	1,763	10,455
* #	Ariba, Inc.	42,415	373,252
* #	Arris Group, Inc.	66,873	1,015,132

152

*	Arrow Electronics, Inc.	49,806	$2,089,860
*	Art Technology Group, Inc.	76,200	236,982
* #	Ascendia Brands, Inc.	700	490
*	Aspen Technology, Inc.	33,010	433,091
	Astro-Med, Inc.	4,601	47,942
*	Asyst Technologies, Inc.	25,900	152,033
* #	Atari, Inc.	3,229	6,716
*	Atheros Communications	29,180	872,774
*	Atmel Corp.	292,984	1,552,815
*	ATMI, Inc.	21,916	660,987
*	Authentidate Holding Corp.	2,600	3,432
*	Authorize.Net Holdings, Inc.	16,147	293,875
*	Autobytel, Inc.	31,202	101,407
*	Autodesk, Inc.	19,400	898,608
	Automatic Data Processing, Inc.	27,372	1,251,995
* #	Avanex Corp.	4,500	7,740
*	Avaya, Inc.	95,959	1,614,990
	Avici Systems, Inc.	8,800	85,096
* #	Avid Technology, Inc.	17,172	529,413
*	Aviza Technology, Inc.	11,354	39,512
*	Avnet, Inc.	42,990	1,689,937
*	Avocent Corp.	21,472	633,853
	AVX Corp.	104,791	1,647,315
*	Aware, Inc.	12,823	61,166
*	Axcelis Technologies, Inc.	63,300	298,143
* #	Axesstel, Inc.	300	342
*	AXS-One, Inc.	2,100	1,512
*	AXT, Inc.	13,951	64,314
* #	Bankrate, Inc.	10,200	399,126
*	BEA Systems, Inc.	20,400	248,880
* #	BearingPoint, Inc.	118,000	692,660
	Bel Fuse, Inc. Class A	1,754	62,477
	Bel Fuse, Inc. Class B	6,471	203,837
*	Bell Microproducts, Inc.	6,025	41,332
*	Benchmark Electronics, Inc.	51,496	1,291,520
	Black Box Corp.	10,924	447,338
* #	Blackboard, Inc.	7,200	300,744
*	Blue Coat Systems, Inc.	5,072	423,056
*	BMC Software, Inc.	16,772	513,559
* #	Bookham, Inc.	22,000	57,200
* #	Borland Software Corp.	51,076	232,907
*	Bottomline Technologies, Inc.	16,017	211,104
* #	Brightpoint, Inc.	29,910	348,452
*	Broadcom Corp.	20,483	706,664
	Broadridge Financial Solutions, Inc.	5,318	96,628
*	Brocade Communications Systems, Inc.	104,858	734,006
*	Brooks Automation, Inc.	42,744	604,828
*	BSQUARE Corp.	3,833	20,660
#	CA, Inc.	133,600	3,365,384
*	Cabot Microelectronics Corp.	15,500	646,660
* #	CACI International, Inc. Class A	19,700	1,005,094
*	Cadence Design Systems, Inc.	75,162	1,632,519

153

*	CalAmp Corp.	13,100	$49,518
*	California Micro Devices Corp.	15,955	62,703
*	Callidus Software, Inc.	16,820	140,111
*	CallWave, Inc.	11,206	33,618
	CAM Commerce Solutions, Inc.	2,213	87,414
*	Captaris, Inc.	13,871	74,349
*	Carrier Access Corp.	11,100	45,288
*	Cascade Microtech, Inc.	7,870	83,501
#	Cass Information Systems, Inc.	3,802	128,546
*	Catalyst Semiconductor, Inc.	8,190	42,998
*	Catapult Communications Corp.	7,852	55,043
*	C-COR, Inc.	28,855	332,121
*	CDW Corp.	13,100	1,127,517
*	Centillium Communications, Inc.	25,410	37,607
*	Ceridian Corp.	32,336	1,107,508
*	CEVA, Inc.	10,973	95,685
* #	CheckFree Corp.	51,308	2,371,969
*	Checkpoint Systems, Inc.	24,600	685,110
*	Cherokee International Corp.	9,745	33,620
*	Chordiant Software, Inc.	14,560	217,526
*	Ciber, Inc.	2,400	19,032
* #	Ciena Corp.	35,786	1,355,574
*	Ciprico, Inc.	2,123	15,562
*	Cirrus Logic, Inc.	48,534	330,517
*	Cisco Sytems, Inc.	224,162	7,155,251
* #	Citrix Systems, Inc.	12,087	439,362
* #	CMGI, Inc.	276,220	430,903
* #	CNET Networks, Inc.	60,700	444,324
	Cognex Corp.	25,700	474,165
*	Cognizant Technology Solutions Corp.	12,000	882,120
*	Coherent, Inc.	18,901	568,731
#	Cohu, Inc.	16,423	325,011
	Comarco, Inc.	1,442	8,392
* #	CommScope, Inc.	20,287	1,148,244
	Communications Systems, Inc.	5,910	65,246
*	Computer Horizons Corp.	16,387	11,307
*	Computer Sciences Corp.	75,968	4,250,410
*	Computer Task Group, Inc.	2,999	13,615
*	Compuware Corp.	156,098	1,265,955
*	Comtech Telecommunications Corp.	11,112	472,927
*	Comverse Technology, Inc.	19,632	328,836
*	Concur Technologies, Inc.	6,800	182,104
*	Concurrent Computer Corp.	3,600	4,896
* #	Conexant Systems, Inc.	190,800	213,696
* #	Convera Corp.	10,100	33,431
*	Convergys Corp.	72,644	1,216,787
	Corning, Inc.	77,875	1,819,939
*	CPI International, Inc.	10,288	199,176
*	Credence Systems Corp.	51,400	151,116
* #	Cree, Inc.	41,798	1,111,827
* #	CSG Systems International, Inc.	22,400	517,888
*	CSP, Inc.	1,766	13,174

154

	CTS Corp.	1,700	$22,083
*	CVD Equipment Corp.	1,464	9,077
*	Cyberoptics Corp.	6,325	82,288
* #	Cybersource Corp.	20,098	244,995
*	Cymer, Inc.	22,900	907,756
* #	Cypress Semiconductor Corp.	70,900	1,775,336
#	Daktronics, Inc.	7,500	206,250
*	Datalink Corp.	5,000	24,000
	Dataram Corp.	5,660	21,225
*	DealerTrack Holdings, Inc.	18,076	690,503
*	Dell, Inc.	83,000	2,344,750
* #	Delphax Technologies, Inc.	400	380
	Diebold, Inc.	34,329	1,506,013
*	Digi International, Inc.	16,400	232,060
*	Digimarc Corp.	13,254	119,021
* #	Digital Angel Corp.	15,300	23,256
* #	Digital River, Inc.	16,700	774,212
* #	Diodes, Inc.	18,955	574,526
*	Ditech Networks, Inc.	24,475	125,557
*	Dolby Laboratories, Inc.	11,700	426,231
*	Dot Hill Systems Corp.	32,106	99,529
*	DSP Group, Inc.	18,600	324,198
*	DST Systems, Inc.	4,700	359,362
* #	DTS, Inc.	8,185	213,956
*	Dycom Industries, Inc.	26,572	784,671
*	Dynamics Research Corp.	6,827	85,747
* #	EarthLink, Inc.	76,900	585,978
* #	eBay, Inc.	67,556	2,303,660
* #	Echelon Corp.	20,271	567,385
*	EDGAR Online, Inc.	3,500	9,275
*	Edgewater Technology, Inc.	8,727	76,536
*	EFJ, Inc.	13,208	74,229
*	eFunds Corp.	22,700	823,556
*	Elecsys Corp.	100	630
*	Electro Scientific Industries, Inc.	19,074	451,863
*	Electroglas, Inc.	8,614	19,382
*	Electronic Arts, Inc.	9,352	495,095
	Electronic Data Systems Corp.	115,000	2,632,350
*	Electronics for Imaging, Inc.	35,472	925,110
*	eLoyalty Corp.	2,342	36,067
*	EMC Corp.	236,100	4,641,726
* #	EMCORE Corp.	14,400	135,360
*	EMS Technologies, Inc.	8,600	211,044
* #	Emulex Corp.	48,661	950,836
*	Endwave Corp.	5,844	61,362
*	Entegris, Inc.	78,038	736,679
*	Entertainment Distribution Co., Inc.	34,194	44,794
*	Entrust, Inc.	34,459	75,810
* #	Epicor Software Corp.	30,439	404,839
*	EPIQ Systems, Inc.	16,200	262,926
*	ePlus, Inc.	4,621	33,502
*	Equinix, Inc.	4,900	433,699

155

* #	eSpeed, Inc.	18,600	$156,240
* #	Euronet Worldwide, Inc.	29,559	800,458
*	Evans & Sutherland Computer Corp.	1,668	3,436
*	Exar Corp.	800	10,672
*	Excel Technology, Inc.	973	26,485
*	Extreme Networks, Inc.	65,638	227,107
* #	F5 Networks, Inc.	16,000	559,520
	Factset Research Systems, Inc.	7,544	452,112
#	Fair Isaac Corp.	29,900	1,106,001
*	Fairchild Semiconductor Corp. Class A	65,606	1,230,769
*	FalconStor Software, Inc.	10,117	110,882
*	Faro Technologies, Inc.	8,400	337,764
* #	FEI Co.	23,072	646,708
	Fidelity National Information Services, Inc.	54,035	2,561,259
* #	Finisar Corp.	70,600	266,868
	First Data Corp.	106,252	3,529,691
*	Fiserv, Inc.	45,617	2,122,103
* #	Flir Systems, Inc.	10,300	507,172
*	FormFactor, Inc.	27,100	1,229,256
*	Forrester Research, Inc.	13,985	355,359
*	Foundry Networks, Inc.	62,900	1,163,021
	Frequency Electronics, Inc.	2,770	27,340
*	FSI International, Inc.	9,520	24,752
*	Gartner Group, Inc.	16,500	364,815
*	Gateway, Inc.	172,319	317,067
*	Genesis Microchip, Inc.	26,300	209,348
*	Gerber Scientific, Inc.	7,700	78,771
	Gevity HR, Inc.	11,000	126,720
#	Global Payments, Inc.	26,700	1,054,116
*	Globecomm Systems, Inc.	9,695	134,373
* #	GlobeTel Communications Corp.	4,997	800
*	Goldleaf Financial Solutions, Inc.	15,800	57,828
*	Google, Inc.	300	154,575
*	Greenfield Online, Inc.	15,910	229,740
*	GSE Systems, Inc.	2,951	18,739
*	GTSI Corp.	7,192	75,804
*	Harmonic, Inc.	41,000	408,770
	Harris Corp.	8,500	517,055
*	Harris Stratex Networks, Inc. Class A	2,425	41,492
*	Hauppauge Digital, Inc.	6,000	22,800
#	Heartland Payment Systems, Inc.	8,618	256,644
*	HEI, Inc.	1,300	962
	Henry Jack & Associates, Inc.	40,600	1,065,344
* #	Hewitt Associates, Inc. Class A	300	10,089
	Hewlett-Packard Co.	213,714	10,546,786
*	hi/fn, inc.	7,913	64,570
*	Hittite Microwave Corp.	7,000	296,590
* #	Hughes Communications, Inc.	9,196	468,996
*	Hutchinson Technology, Inc.	14,600	335,946
*	Hypercom Corp.	32,444	158,002
* #	I.D. Systems, Inc.	3,300	38,643
* #	i2 Technologies, Inc.	8,800	139,744

156

*	iBasis, Inc.	11,339	$109,648
*	Ibis Technology Corp.	900	1,026
*	iGATE Capital Corp.	29,538	244,870
*	Ikanos Communications	9,745	57,008
* #	ImageWare Systems, Inc.	4,200	7,938
	Imation Corp.	14,484	421,340
#	Imergent, Inc.	3,100	58,745
*	Immersion Corp.	10,800	161,892
*	Infocrossing, Inc.	12,800	237,568
*	InFocus Corp.	19,682	34,640
*	Informatica Corp.	42,005	586,390
	InfoSpace, Inc.	23,370	327,414
*	Ingram Micro, Inc.	90,504	1,777,499
*	Innodata Isogen, Inc.	12,216	46,665
*	Innovex, Inc.	1,300	1,612
*	Insight Enterprises, Inc.	26,122	619,614
*	InsWeb Corp.	100	707
#	Integral Systems, Inc.	6,900	166,842
*	Integrated Device Technology, Inc.	116,748	1,825,939
*	Integrated Silicon Solution, Inc.	21,917	135,885
	Intel Corp.	418,292	10,771,019
*	Intelli-Check, Inc.	1,985	8,238
*	Intelligent Systems Corp.	629	2,107
*	Interactive Intelligence, Inc.	3,700	72,335
*	Interlink Electronics, Inc.	300	435
* #	Intermec, Inc.	29,944	735,125
* #	Internap Network Services Corp.	14,400	202,032
	International Business Machines Corp.	64,144	7,484,963
*	International Rectifier Corp.	44,271	1,523,365
*	Internet Capital Group, Inc.	27,712	314,808
*	Interphase Corp.	2,872	27,198
	Intersil Corp.	63,595	2,118,985
*	Intervoice, Inc.	22,483	180,089
*	Interwoven, Inc.	28,144	366,716
*	Intest Corp.	3,806	12,598
*	Intevac, Inc.	10,400	169,936
*	IntriCon Corp.	2,450	27,073
*	Intuit, Inc.	18,788	513,100
*	INX, Inc.	461	4,794
*	Iomega Corp.	34,291	182,428
* #	iPass, Inc.	41,096	184,932
* #	Iron Mountain, Inc.	53,621	1,515,329
*	Iteris, Inc.	13,864	30,501
* #	Itron, Inc.	8,700	738,630
*	Ixia	18,754	170,661
*	IXYS Corp.	24,373	248,605
*	j2 Global Communications, Inc.	11,288	383,792
	Jabil Circuit, Inc.	29,800	661,560
*	Jaco Electronics, Inc.	3,034	6,129
*	JDA Software Group, Inc.	1,400	29,050
*	JDS Uniphase Corp.	94,004	1,368,698
*	Juniper Networks, Inc.	161,958	5,331,657

157

*	Jupitermedia Corp.	5,000	$30,700
	Keithley Instruments, Inc.	9,990	99,900
*	Kemet Corp.	4,300	29,670
*	Key Tronic Corp.	3,252	14,536
*	Keynote Systems, Inc.	11,546	159,335
*	Kintera, Inc.	1,500	2,700
#	KLA-Tencor Corp.	53,812	3,092,576
*	Komag, Inc.	10,451	335,895
*	Kopin Corp.	36,309	133,254
* #	Kulicke & Soffa Industries, Inc.	34,300	292,922
*	KVH Industries, Inc.	4,892	47,012
* #	L-1 Identity Solutions, Inc.	45,235	744,116
*	Lam Research Corp.	7,400	396,862
* #	LaserCard Corp.	5,364	60,291
*	Lattice Semiconductor Corp.	51,200	255,488
*	Lawson Software, Inc.	112,465	1,103,282
* #	LeCroy Corp.	4,100	30,627
*	Lexmark International, Inc.	6,300	234,738
	Linear Technology Corp.	18,572	631,262
*	Lionbridge Technologies, Inc.	33,306	136,555
*	Littlefuse, Inc.	13,900	464,260
*	LogicVision, Inc.	400	320
*	Logility, Inc.	4,687	46,683
*	LoJack Corp.	10,700	203,728
*	LookSmart, Ltd.	11,732	30,738
*	Loral Space & Communications, Inc.	11,332	454,187
* #	LSI Corp.	167,012	1,150,713
*	LTX Corp.	33,300	135,864
* #	Lumera Corp.	7,149	24,307
*	Macrovision Corp.	27,368	649,443
*	Magma Design Automation, Inc.	17,400	239,076
*	Management Network Group, Inc.	3,198	7,515
*	Manhattan Associates, Inc.	15,100	436,088
*	ManTech International Corp. Class A	8,900	318,264
#	Marchex, Inc. Class B	20,200	184,224
*	Mastec, Inc.	39,166	578,873
*	Mattson Technology, Inc.	28,900	304,317
	Maxim Integrated Products, Inc.	81,272	2,438,973
	Maximus, Inc.	13,400	573,252
* #	Maxwell Technologies, Inc.	1,700	20,978
*	McAfee, Inc.	44,800	1,601,600
* #	Mechanical Technology, Inc.	1,600	1,856
*	MEMC Electronic Materials, Inc.	18,300	1,123,986
*	Mentor Graphics Corp.	39,475	551,071
* #	Mercury Computer Systems, Inc.	15,349	175,593
*	Merix Corp.	7,884	46,437
	Mesa Laboratories, Inc.	1,124	24,750
	Methode Electronics, Inc.	23,872	344,712
	Micrel, Inc.	49,800	545,310
#	Microchip Technology, Inc.	11,200	431,424
*	Micron Technology, Inc.	238,149	2,726,806
*	Micros Systems, Inc.	10,100	609,434

158

*	Microsemi Corp.	49,300	$1,250,248
	Microsoft Corp.	360,539	10,358,285
*	MicroStrategy, Inc.	1,900	131,556
*	Microtune, Inc.	37,695	224,285
* #	Midway Games, Inc.	12,200	66,002
* #	Mindspeed Technologies, Inc.	24,800	42,160
* #	MIPS Technologies, Inc.	24,525	191,786
*	MIVA, Inc.	20,600	92,700
*	MKS Instruments, Inc.	35,661	785,968
* #	Mobility Electronics, Inc.	16,000	58,400
	Mocon, Inc.	2,646	29,794
*	Moldflow Corp.	6,705	110,767
	Molex, Inc.	12,787	334,380
	Molex, Inc. Class A	22,252	554,075
	MoneyGram International, Inc.	9,800	208,446
* #	Monolithic Power Systems	13,623	278,999
*	MoSys, Inc.	18,414	120,612
	Motorola, Inc.	446,100	7,561,395
*	MPS Group, Inc.	63,078	867,953
*	MRV Communications, Inc.	69,175	174,321
* #	MSC. Software Corp.	24,278	307,117
	MTS Systems Corp.	8,500	358,020
* #	Multi-Fineline Electronix, Inc.	3,322	42,156
*	Nanometrics, Inc.	1,300	9,867
* #	Napco Security Systems, Inc.	9,798	60,258
*	Napster, Inc.	28,464	86,246
	National Instruments Corp.	18,300	577,731
	National Semiconductor Corp.	13,972	367,743
*	NAVTEQ Corp.	15,100	951,300
*	NCR Corp.	48,380	2,407,873
* #	NeoMagic Corp.	4,511	17,954
*	NEON Communications Group, Inc.	23,283	111,758
*	Neoware Systems, Inc.	12,100	194,084
* #	NETGEAR, Inc.	16,100	451,766
* #	Netlogic Microsystems, Inc.	13,400	393,022
*	NetManage, Inc.	4,050	16,686
*	NetScout Systems, Inc.	16,195	150,614
*	Network Appliance, Inc.	26,500	738,290
*	Network Engines, Inc.	14,793	25,888
*	Network Equipment Technologies, Inc.	13,741	146,479
* #	Newport Corp.	17,390	240,156
	NIC, Inc.	37,300	251,775
* #	NMS Communications Corp.	3,300	4,785
*	Novatel Wireless, Inc.	17,700	404,268
*	Novell, Inc.	224,686	1,671,664
* #	Novellus Systems, Inc.	43,268	1,184,245
*	Nu Horizons Electronics Corp.	10,900	101,152
* #	Nuance Communications, Inc.	40,975	770,330
*	NumereX Corp. Class A	7,591	62,246
*	Nvidia Corp.	27,300	1,396,668
	O.I. Corp.	1,189	15,445
* #	OmniVision Technologies, Inc.	29,241	610,260

159

* #	ON Semiconductor Corp.	66,729	$782,064
* #	On2 Technologies, Inc.	30,000	44,700
* #	Online Resources Corp.	17,687	225,686
*	Onvia, Inc.	2,025	16,808
	Openwave Systems, Inc.	43,716	197,596
*	Oplink Communications, Inc.	12,500	162,875
*	OPNET Technologies, Inc.	9,800	100,058
*	Opsware, Inc.	16,800	237,888
*	Optical Cable Corp.	100	468
*	Optical Communication Products, Inc.	2,882	4,640
*	Oracle Corp.	202,762	4,112,013
* #	OSI Systems, Inc.	1,000	24,910
*	Overland Storage, Inc.	4,100	8,446
*	OYO Geospace Corp.	3,039	229,688
* #	Packeteer, Inc.	15,700	115,709
* #	Palm, Inc.	67,203	1,008,717
*	PAR Technology Corp.	10,600	87,238
*	Parametric Technology Corp.	21,980	387,068
	Park Electrochemical Corp.	8,600	254,216
* #	Parkervision, Inc.	6,228	82,832
	Paychex, Inc.	15,090	670,449
*	PC Connection, Inc.	13,500	173,610
*	PC-Tel, Inc.	14,093	109,221
*	PDF Solutions, Inc.	11,965	116,778
	Pegasystems, Inc.	21,522	255,681
*	Perceptron, Inc.	1,000	12,350
*	Perficient, Inc.	16,715	389,794
*	Performance Technologies, Inc.	4,554	21,859
*	Pericom Semiconductor Corp.	10,344	119,163
*	Perot Systems Corp.	66,500	1,039,395
*	Pervasive Software, Inc.	12,472	57,995
*	Phoenix Technologies, Ltd.	5,444	59,503
*	Photon Dynamics, Inc.	12,291	102,261
*	Photronics, Inc.	23,700	274,446
*	Pinnacle Data Systems, Inc.	700	1,197
*	Planar Systems, Inc.	5,962	37,620
*	PlanetOut, Inc.	3,000	3,990
	Plantronics, Inc.	29,600	840,640
*	PLATO Learning, Inc.	5,118	16,480
*	Plexus Corp.	26,013	618,329
*	PLX Technology, Inc.	13,500	146,070
*	PMC-Sierra, Inc.	125,865	966,643
*	Polycom, Inc.	42,268	1,281,143
*	Power Integrations, Inc.	2,300	64,377
*	Powerwave Technologies, Inc.	85,432	585,209
* #	Presstek, Inc.	21,075	133,194
	Printronix, Inc.	4,937	68,032
*	Progress Software Corp.	24,569	749,846
	QAD, Inc.	19,005	154,701
*	QLogic Corp.	24,683	328,284
	QUALCOMM, Inc.	72,044	2,873,835
#	Quality Systems, Inc.	7,300	269,005

160

*	Qualstar Corp.	3,915	$14,877
*	Quantum Corp.	122,947	394,660
*	Quest Software, Inc.	68,138	992,089
*	QuickLogic Corp.	15,200	52,440
* #	Radiant Systems, Inc.	16,400	246,820
* #	RadiSys Corp.	8,000	87,440
*	Radyne Corp.	9,291	97,834
* #	RAE Systems, Inc.	17,468	46,116
* #	Rambus, Inc.	23,600	355,888
*	Ramtron International Corp.	8,194	23,926
*	RealNetworks, Inc.	58,573	364,910
* #	Red Hat, Inc.	52,400	1,019,180
*	Relm Wireless Corp.	2,300	11,569
	REMEC, Inc.	1,000	1,690
#	Renaissance Learning, Inc.	4,258	48,584
*	RF Micro Devices, Inc.	88,905	528,985
*	RF Monolithics, Inc.	5,800	28,246
	Richardson Electronics, Ltd.	9,637	69,676
* #	RightNow Technologies, Inc.	5,300	77,645
* #	Rimage Corp.	5,832	146,616
*	Rofin-Sinar Technologies, Inc.	9,130	636,087
*	Rogers Corp.	6,000	247,140
*	Rudolph Technologies, Inc.	19,000	243,770
*	S1 Corp.	22,520	175,656
*	Saba Software, Inc.	14,165	65,159
*	Safeguard Scientifics, Inc.	76,065	163,540
*	Salesforce.com, Inc.	9,500	384,085
*	Sandisk Corp.	45,900	2,573,154
*	Sanmina-SCI Corp.	285,919	654,755
*	Sapient Corp.	72,900	469,476
* #	SatCon Technology Corp.	600	618
* #	SAVVIS, Inc.	12,000	476,760
*	ScanSource, Inc.	11,334	313,952
*	Scientific Learning Corp.	5,764	35,103
*	SCM Microsystems, Inc.	7,148	20,515
*	Seachange International, Inc.	18,538	134,957
*	Secure Computing Corp.	43,700	392,426
* #	Semitool, Inc.	13,075	126,435
*	Semtech Corp.	43,772	780,892
*	SI International, Inc.	8,780	270,600
* #	Sigma Designs, Inc.	4,700	198,857
*	Sigmatel, Inc.	12,800	34,560
*	Silicon Image, Inc.	23,900	138,142
* #	Silicon Laboratories, Inc.	34,700	1,281,124
*	Silicon Storage Technology, Inc.	54,988	171,563
* #	Simulations Plus, Inc.	2,200	29,370
*	Sirenza Microdevices, Inc.	25,901	405,092
*	Skyworks Solutions, Inc.	106,023	836,521
*	SM&A	10,996	69,385
* #	Smith Micro Software, Inc.	17,300	285,277
*	SoftBrands, Inc.	14,700	28,518
*	Solectron Corp.	427,380	1,658,234

161

*	Sonic Foundry, Inc.	6,600	$13,959
* #	Sonic Solutions, Inc.	11,100	84,360
*	SonicWALL, Inc.	24,844	213,162
*	Sonus Networks, Inc.	57,984	335,148
*	SourceForge, Inc.	29,414	75,300
*	Spectrum Control, Inc.	7,031	102,160
*	SPSS, Inc.	9,559	389,529
*	SRA International, Inc.	9,500	267,995
*	SRS Labs, Inc.	7,275	53,835
*	Staktek Holdings, Inc.	17,425	49,487
*	Standard Microsystems Corp.	13,572	488,321
	StarTek, Inc.	4,281	44,223
*	STEC, Inc.	26,838	202,090
* #	Stratasys, Inc.	11,400	286,710
*	SumTotal Systems, Inc.	17,847	109,581
*	Sun Microsystems, Inc.	329,405	1,765,611
*	Sunair Electronics, Inc.	5,100	15,402
*	Sunrise Telecom, Inc.	700	1,645
* #	Supertex, Inc.	5,400	193,644
*	SupportSoft, Inc.	28,280	152,429
*	Sybase, Inc.	53,300	1,228,565
*	Sycamore Networks, Inc.	157,558	622,354
*	Sykes Enterprises, Inc.	25,169	415,037
*	Symantec Corp.	167,765	3,155,660
* #	Symmetricom, Inc.	32,900	164,171
*	Synaptics, Inc.	11,000	476,300
*	SYNNEX Corp.	19,688	392,185
*	Synopsys, Inc.	64,872	1,772,303
*	Synplicity, Inc.	14,370	93,836
	Syntel, Inc.	11,067	382,586
* #	Take-Two Interactive Software, Inc.	41,400	661,572
*	Tech Data Corp.	22,068	860,431
	Technitrol, Inc.	22,741	625,378
*	Technology Solutions Co.	829	3,813
*	TechTeam Global, Inc.	6,112	72,672
*	Tekelec	39,609	487,191
	Tektronix, Inc.	39,124	1,257,837
* #	TeleCommunication Systems, Inc.	25,875	105,829
* #	Telkonet, Inc.	13,000	19,500
*	Tellabs, Inc.	167,844	1,770,754
*	Telular Corp.	10,164	56,918
*	Teradyne, Inc.	92,913	1,383,475
* #	Terremark Worldwide, Inc.	32,191	217,611
*	Tessco Technologies, Inc.	5,117	78,085
*	Tessera Technologies, Inc.	11,718	429,230
	Texas Instruments, Inc.	47,284	1,619,004
*	The Knot, Inc.	8,134	170,407
	TheStreet.com, Inc.	6,571	67,156
*	Think Partnership, Inc.	26,064	38,575
*	ThinkEngine Networks, Inc.	700	1,435
*	THQ, Inc.	43,822	1,261,635
*	TIBCO Software, Inc.	131,659	1,041,423

162

*	Tier Technologies, Inc. Class B	700	$7,000
	TNS, Inc.	7,032	104,988
*	Tollgrade Communications, Inc.	7,622	77,592
	Total System Services, Inc.	11,900	330,106
* #	Track Data Corp.	2,570	7,196
*	Transact Technologies, Inc.	3,927	25,486
*	Transmeta Corp.	356	2,958
*	Transwitch Corp.	2,764	4,339
*	Travelzoo, Inc.	1,600	30,832
*	Trident Microsystems, Inc.	15,400	226,842
*	Trimble Navigation, Ltd.	27,620	975,262
#	Trio-Tech International	1,787	31,541
*	Triquint Semiconductor, Inc.	90,687	399,930
	TSR, Inc.	1,468	6,019
*	TTM Technologies, Inc.	29,469	344,198
*	Tumbleweed Communications Corp.	30,955	69,030
* #	Tyler Technologies, Inc.	16,700	247,661
*	Ulticom, Inc.	13,522	109,461
*	Ultimate Software Group, Inc.	6,289	195,777
*	Ultra Clean Holdings, Inc.	13,745	205,350
*	Ultratech, Inc.	16,500	236,445
*	Unisys Corp.	83,400	614,658
	United Online, Inc.	37,924	544,968
*	Universal Display Corp.	6,394	94,375
* #	UTStarcom, Inc.	44,565	135,478
* #	ValueClick, Inc.	18,800	376,752
* #	Varian Semiconductor Equipment Associates, Inc.	17,541	975,806
* #	Veeco Instruments, Inc.	15,400	271,040
* #	VendingData Corp.	7,903	22,761
* #	VeriFone Holdings, Inc.	400	14,784
*	Verint Systems, Inc.	9,000	221,850
*	VeriSign, Inc.	57,400	1,848,280
*	Viasat, Inc.	17,680	539,594
*	Vicon Industries, Inc.	2,500	34,250
*	Video Display Corp.	5,063	39,745
*	Vignette Corp.	14,740	287,577
* #	Virage Logic Corp.	9,650	65,524
*	Vishay Intertechnology, Inc.	104,060	1,376,714
*	Visual Sciences, Inc.	11,987	220,920
* #	Vocus, Inc.	3,500	87,500
*	Vyyo, Inc.	3,975	23,095
* #	Wave Systems Corp. Class A	10,400	16,848
*	Web.com, Inc.	7,278	43,086
*	Websense, Inc.	21,675	445,855
*	Website Pros, Inc.	6,068	53,034
*	Westell Technologies, Inc.	38,970	79,889
*	Western Digital Corp.	79,689	1,861,535
	Western Union Co.	15,472	291,338
*	White Electronics Designs Corp.	8,612	46,246
*	Wind River Systems, Inc.	52,536	554,255
*	Winland Electronics, Inc.	400	972
*	Wireless Telecom Group, Inc.	16,062	39,834

163

*	WJ Communications, Inc.	4,100	$6,314
*	Wright Express Corp.	8,400	309,876
*	Xerox Corp.	179,652	3,077,439
	Xilinx, Inc.	84,080	2,149,926
	X-Rite, Inc.	17,602	251,709
*	Yahoo!, Inc.	66,565	1,513,022
* #	Zebra Technologies Corp. Class A	35,914	1,303,678
*	Zhone Technologies, Inc.	10,120	12,448
*	ZILOG, Inc.	5,736	21,567
* #	Zix Corp.	300	522
*	Zoran Corp.	31,700	547,459
*	Zygo Corp.	9,950	127,858
Total Information Technology			352,136,062

Materials — (4.3%)
	A. M. Castle & Co.	12,416	361,678
	A. Schulman, Inc.	1,400	30,156
*	AEP Industries, Inc.	1,000	37,020
	Air Products & Chemicals, Inc.	18,100	1,629,181
	Airgas, Inc.	41,313	1,909,487
* #	AK Steel Holding Corp.	18,400	736,000
	Albemarle Corp.	43,700	1,768,539
	Alcoa, Inc.	168,860	6,168,456
	Allegheny Technologies, Inc.	7,400	735,486
#	AMCOL International Corp.	17,600	566,896
*	American Pacific Corp.	5,088	79,118
#	American Vanguard Corp.	11,321	177,287
	Aptargroup, Inc.	40,438	1,469,113
	Arch Chemicals, Inc.	16,800	727,776
	Ashland, Inc.	28,500	1,704,015
*	Atlantis Plastics, Inc.	900	1,782
	Balchem Corp.	4,885	100,338
#	Ball Corp.	5,200	272,376
	Bemis Co., Inc.	61,161	1,826,879
#	Bowater, Inc.	19,700	331,748
*	Brush Engineered Materials, Inc.	10,100	487,830
*	Buckeye Technologies, Inc.	9,425	146,747
	Cabot Corp.	37,653	1,518,922
#	Calgon Carbon Corp.	21,200	283,020
*	Caraustar Industries, Inc.	9,781	36,288
	Carpenter Technology Corp.	11,990	1,400,912
	Celanese Corp. Class A	100	3,592
* #	Century Aluminum Co.	9,800	481,964
	Chaparral Steel Co.	16,200	1,385,100
	Chemtura Corp.	142,551	1,312,895
#	Chesapeake Corp.	900	8,820
#	Cleveland-Cliffs, Inc.	21,600	1,647,432
* #	Coeur d’Alene Mines Corp.	67,600	231,192
	Commercial Metals Co.	78,200	2,259,198
	Compass Minerals International, Inc.	12,058	410,816
*	Constar International, Inc.	4,211	23,497
* #	Continental Materials Corp.	819	22,686

164

*	Core Molding Technologies, Inc.	5,592	$38,529
*	Crown Holdings, Inc.	37,000	888,740
	Cytec Industries, Inc.	24,265	1,611,196
	Deltic Timber Corp.	7,285	416,702
	Dow Chemical Co.	175,288	7,472,527
	DuPont (E.I.) de Nemours & Co., Inc.	39,800	1,940,250
#	Eagle Materials, Inc.	21,900	831,324
	Eastman Chemical Co.	17,916	1,196,072
	Ecolab, Inc.	24,544	1,022,503
#	Empire Resources, Inc.	4,600	31,050
	Ferro Corp.	26,300	514,691
	Florida Rock Industries, Inc.	7,100	443,821
*	Flotek Industries, Inc.	5,890	222,465
	FMC Corp.	18,900	1,701,000
	Freeport-McMoRan Copper & Gold, Inc. Class B	62,737	5,484,469
	Friedman Industries, Inc.	4,579	37,868
#	Georgia Gulf Corp.	21,300	318,861
	Gibraltar Industries, Inc.	19,387	387,352
	Glatfelter	2,200	32,472
*	Graphic Packaging Corp.	121,718	579,378
	Greif, Inc. Class A	11,000	640,420
#	Greif, Inc. Class B	10,238	555,412
	H.B. Fuller Co.	37,900	1,019,889
	Hawkins, Inc.	5,241	75,575
* #	Headwaters, Inc.	17,922	296,071
* #	Hecla Mining Co.	52,354	392,655
*	Hercules, Inc.	12,400	258,168
	Huntsman Corp.	52,700	1,367,565
*	ICO, Inc.	11,200	128,576
* #	Idaho General Mines, Inc.	12,500	81,500
#	Innophos Holdings, Inc.	2,500	36,825
	International Flavors & Fragrances, Inc.	6,400	321,472
	International Paper Co.	72,835	2,557,237
	Kaiser Aluminum Corp.	11,949	811,576
#	KMG Chemicals, Inc.	375	8,794
#	Kronos Worldwide, Inc.	17,252	353,493
*	Landec Corp.	15,300	206,550
	Louisiana-Pacific Corp.	51,909	972,256
* #	LSB Industries, Inc.	3,200	70,464
	Lubrizol Corp.	30,715	1,952,860
	Lyondell Chemical Co.	78,498	3,639,167
#	Martin Marietta Materials, Inc.	4,000	540,000
*	Material Sciences Corp.	7,254	78,996
*	Maxxam, Inc.	1,625	45,419
	MeadWestavco Corp.	79,490	2,511,089
	Metal Management, Inc.	16,300	764,633
	Minerals Technologies, Inc.	13,003	857,028
* #	Mines Management, Inc.	1,300	3,913
*	Mod-Pac Corp.	1,165	11,452
	Monsanto Co.	22,000	1,534,280
	Myers Industries, Inc.	16,600	353,580
	Nalco Holding Co.	63,700	1,592,500

165

*	Nanophase Technologies Corp.	2,100	$12,495
	Nevada Chemicals, Inc.	2,571	24,579
	NewMarket Corp.	8,100	378,351
	Newmont Mining Corp.	61,700	2,607,442
#	NL Industries, Inc.	31,687	331,129
	NN, Inc.	9,700	99,619
*	Northern Technologies International Corp.	900	9,135
* #	Northwest Pipe Co.	6,579	245,265
	Nucor Corp.	12,200	645,380
	Olin Corp.	41,100	881,184
#	Olympic Steel, Inc.	3,000	73,290
*	OM Group, Inc.	17,100	844,740
*	OMNOVA Solutions, Inc.	22,500	132,975
*	Owens-Illinois, Inc.	22,300	896,906
	Packaging Corp. of America	47,944	1,248,941
*	Pactiv Corp.	24,700	722,475
	Penford Corp.	5,269	185,996
* #	Pioneer Companies, Inc.	5,900	206,559
*	PolyOne Corp.	56,375	452,691
#	Pope & Talbot, Inc.	8,263	2,066
	PPG Industries, Inc.	33,900	2,486,565
#	Praxair, Inc.	12,892	975,409
	Quaker Chemical Corp.	6,296	138,512
	Quanex Corp.	17,500	757,925
#	Reliance Steel & Aluminum Co.	44,314	2,347,313
*	Rock of Ages Corp.	2,695	17,005
	Rock-Tenn Co. Class A	22,891	663,610
*	Rockwood Holdings, Inc.	36,044	1,155,210
	Rohm & Haas Co.	49,510	2,799,295
#	Royal Gold, Inc.	13,100	363,656
#	RPM International, Inc.	55,438	1,255,116
*	RTI International Metals, Inc.	15,050	1,049,286
#	Ryerson, Inc.	1,200	40,008
	Schnitzer Steel Industries, Inc. Class A	10,687	624,441
	Schweitzer-Maudoit International, Inc.	9,763	222,499
	Scotts Miracle-Gro Co. Class A	33,200	1,502,632
	Sealed Air Corp.	41,900	1,108,255
	Sensient Technologies Corp.	28,496	771,957
	Sigma-Aldrich Corp.	25,378	1,136,934
	Silgan Holdings, Inc.	12,590	643,223
*	Smurfit-Stone Container Corp.	155,637	1,643,527
#	Southern Copper Corp.	6,000	631,500
	Spartech Corp.	11,373	246,339
	Steel Dynamics, Inc.	40,176	1,742,835
	Stepan Co.	7,358	220,887
* #	Stillwater Mining Co.	45,488	427,132
*	Symyx Technologies, Inc.	8,000	71,600
#	Synalloy Corp.	3,500	70,140
	Temple-Inland, Inc.	26,600	1,465,128
* #	Terra Industries, Inc.	48,600	1,262,142
	Texas Industries, Inc.	12,440	917,077
*	The Mosaic Co.	2,200	92,444

166

* #	Titanium Metals Corp.	27,786	$871,091
	Tronox, Inc. Class B	2,476	24,958
*	U.S. Concrete, Inc.	28,000	222,600
* #	U.S. Gold Corp.	21,700	129,332
*	United States Lime & Minerals, Inc.	2,334	80,686
	United States Steel Corp.	34,450	3,254,836
*	Universal Stainless & Alloy Products, Inc.	4,200	136,164
#	Valhi, Inc.	37,870	889,945
	Valspar Corp.	65,755	1,773,412
	Vulcan Materials Co.	7,000	630,070
	Wausau Paper Corp.	24,944	280,121
#	Wellman, Inc.	20,000	44,000
#	Westlake Chemical Corp.	39,672	1,073,524
	Weyerhaeuser Co.	43,289	2,951,011
* #	Wheeling-Pittsburgh Corp.	11,055	200,317
*	Williams Industries, Inc.	100	215
#	Worthington Industries, Inc.	46,444	982,755
* #	Xethanol Corp.	8,900	8,989
* #	Zoltek Companies, Inc.	6,900	284,901
Total Materials			134,194,674

Telecommunication Services — (3.4%)
	Alaska Communications Systems Group, Inc.	17,591	240,293
	Alltel Corp.	55,235	3,770,341
*	American Tower Corp.	20,200	800,324
*	Arbinet-thexchange, Inc.	18,374	95,729
	AT&T, Inc.	1,188,852	47,399,529
*	Cbeyond, Inc.	300	11,658
*	Centennial Communications Corp.	34,225	321,715
	CenturyTel, Inc.	42,538	2,040,973
*	Cincinnati Bell, Inc.	93,300	455,304
	Citizens Communications Co.	86,680	1,257,727
*	Cogent Communications Group, Inc.	20,600	514,382
#	Consolidated Communications Holdings, Inc.	13,659	253,784
* #	Crown Castle International Corp.	76,500	2,812,140
	CT Communications, Inc.	13,200	415,800
	D&E Communications, Inc.	9,019	128,340
*	Dobson Communications Corp.	65,015	821,139
#	Embarq Corp.	4,620	288,380
*	Eschelon Telecom, Inc.	10,754	322,620
	FairPoint Communications, Inc.	17,920	299,802
* #	FiberTower Corp.	28,273	106,306
*	General Communications, Inc. Class A	23,468	296,870
	Hickory Tech Corp.	6,810	64,286
	IDT Corp.	400	3,308
#	IDT Corp. Class B	19,444	174,996
* #	InPhonic, Inc.	17,500	58,450
	Iowa Telecommunications Services, Inc.	13,500	249,885
*	LCC International, Inc. Class A	10,588	38,434
*	Leap Wireless International, Inc.	18,000	1,305,000
* #	Level 3 Communications, Inc.	104,411	546,070
*	NeuStar, Inc.	6,900	218,178

167

* #	NII Holdings, Inc.	11,500	$910,570
	North Pittsburgh Systems, Inc.	4,237	97,832
*	PAETEC Holding Corp.	28,637	341,639
*	Point.360	6,026	15,607
*	Premiere Global Services, Inc.	40,200	525,816
*	Price Communications Liquidation Trust	11,700	1,598
*	Qwest Communications International, Inc.	85,500	765,225
*	Rural Cellular Corp. Class A	4,532	194,695
*	SBA Communications Corp.	16,344	532,324
	Shenandoah Telecommunications Co.	13,155	270,204
	Sprint Nextel Corp.	516,500	9,772,180
* #	SunCom Wireless Holdings, Inc.	200	4,000
	SureWest Communications	7,647	221,839
*	Syniverse Holdings, Inc.	300	4,239
	Telephone & Data Systems, Inc.	20,867	1,351,138
	Telephone & Data Systems, Inc. Special Shares	23,049	1,417,514
* #	Time Warner Telecom, Inc.	36,200	794,590
*	United States Cellular Corp.	9,355	909,774
	USA Mobility, Inc.	17,800	328,410
	Verizon Communications, Inc.	538,963	22,571,770
	Warwick Valley Telephone Co.	1,713	23,228
	Windstream Corp.	21,624	308,791
* #	Wireless Facilities, Inc.	28,121	71,427
*	Xeta Corp.	4,246	13,460
Total Telecommunication Services			106,759,633

Utilities — (2.1%)
*	AES Corp.	30,824	558,223
	AGL Resources, Inc.	17,692	702,549
*	Allegheny Energy, Inc.	13,800	712,218
	ALLETE, Inc.	11,744	494,540
	Alliant Energy Corp.	11,600	439,408
	Ameren Corp.	20,091	1,020,221
	American Electric Power Co., Inc.	19,472	866,115
#	American States Water Co.	7,400	289,044
#	Aqua America, Inc.	34,405	824,344
*	Aquila, Inc.	82,484	328,286
	Artesian Resources Corp. Class A	2,279	43,985
#	Atmos Energy Corp.	20,198	567,766
	Avista Corp.	15,167	296,818
	BIW, Ltd.	400	9,084
#	Black Hills Corp.	13,777	567,475
* #	Cadiz, Inc.	2,806	55,924
#	California Water Service Group	7,028	272,194
#	CenterPoint Energy, Inc.	30,762	498,960
#	Central Vermont Public Service Corp.	4,423	159,670
	CH Energy Group, Inc.	5,774	272,937
	Chesapeake Utilities Corp.	3,292	104,060
	Cleco Corp.	22,269	513,078
#	CMS Energy Corp.	51,200	835,584
	Connecticut Water Services, Inc.	5,870	137,945
#	Consolidated Edison, Inc.	26,214	1,204,271

168

	Constellation Energy Group	1,400	$116,116
	Delta Natural Gas Co., Inc.	1,648	40,887
	Dominion Resources, Inc.	15,969	1,360,239
	DPL, Inc.	27,500	724,625
	DTE Energy Co.	17,610	841,934
	Duke Energy Corp.	60,053	1,101,372
*	Dynegy, Inc.	50,100	405,309
	Edison International	15,979	842,253
*	El Paso Electric Co.	15,700	350,424
#	Empire District Electric Co.	13,665	313,338
	Energen Corp.	17,400	934,380
	Energy East Corp.	32,181	858,911
	Energy West, Inc.	1,370	20,276
#	EnergySouth, Inc.	3,013	145,196
	Entergy Corp.	9,765	1,011,849
*	Environmental Power Corp.	4,361	22,459
	Equitable Resources, Inc.	8,744	430,117
	Exelon Corp.	28,311	2,000,738
	FirstEnergy Corp.	15,055	924,979
	Florida Public Utilities Co.	1,360	16,048
	FPL Group, Inc.	18,721	1,101,544
	Great Plains Energy, Inc.	20,867	591,371
#	Hawaiian Electric Industries, Inc.	29,000	608,130
	IDACORP, Inc.	15,700	509,779
	Integrys Energy Group, Inc.	18,372	921,723
	ITC Holdings Corp.	25,600	1,138,688
	Laclede Group, Inc.	9,600	313,344
*	Maine & Maritimes Corp.	500	15,500
	MDU Resources Group, Inc.	12,704	343,643
	MGE Energy, Inc.	9,100	299,754
	Middlesex Water Co.	8,308	155,775
*	Mirant Corp.	55,500	2,162,835
#	National Fuel Gas Co.	18,331	812,797
	New Jersey Resources Corp.	15,800	773,884
	Nicor, Inc.	16,552	687,901
	NiSource, Inc.	21,800	410,712
	Northeast Utilities, Inc.	14,932	412,870
	Northwest Natural Gas Co.	10,559	490,571
* #	NRG Energy, Inc.	78,200	2,978,638
	NSTAR	24,069	788,741
	OGE Energy Corp.	20,886	704,276
	Oneok, Inc.	7,561	354,233
#	Ormat Technologies, Inc.	5,800	249,690
#	Otter Tail Corp.	10,100	368,650
	Pepco Holdings, Inc.	18,255	508,949
	PG&E Corp.	16,200	720,900
#	Piedmont Natural Gas Co.	21,761	574,490
#	Pinnacle West Capital Corp.	24,306	968,351
	PNM Resources, Inc.	15,712	363,261
#	Portland General Electric Co.	24,100	640,819
	PPL Corp.	17,844	861,151
	Progress Energy, Inc.	24,991	1,146,587

169

	Puget Energy, Inc.	27,371	$638,565
	Questar Corp.	53,444	2,670,597
*	Reliant Energy, Inc.	82,900	2,114,779
	RGC Resources, Inc.	971	25,751
	SCANA Corp.	11,528	442,445
#	SEMCO Energy, Inc.	10,478	79,738
	Sempra Energy	13,100	720,893
	Sierra Pacific Resources	50,444	772,802
#	SJW Corp.	9,070	311,192
	South Jersey Industries, Inc.	18,988	643,883
	Southern Co.	34,672	1,230,509
	Southern Union Co.	27,272	814,069
	Southwest Gas Corp.	16,183	469,469
#	Southwest Water Co.	11,835	165,453
	TECO Energy, Inc.	50,775	804,276
	TXU Corp.	11,116	749,218
	UGI Corp.	25,781	658,705
	UIL Holdings Corp.	6,685	207,168
#	Unisource Energy Corp.	13,616	403,306
	Unitil Corp.	3,099	97,773
	Vectren Corp.	18,584	507,343
	Westar Energy, Inc.	21,555	523,571
	WGL Holdings, Inc.	16,832	553,604
	Wisconsin Energy Corp.	11,807	523,168
	Xcel Energy, Inc.	38,244	788,209
	York Water Co.	4,016	69,196
Total Utilities			64,201,388

TOTAL COMMON STOCKS			2,714,090,363

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	452

TEMPORARY CASH INVESTMENTS — (0.5%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	15,224,428	15,224,428

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (12.2%)
@	Repurchase Agreement, Deutsche Bank Securities 5.39%, 09/04/07 (Collateralized by $388,859,909 FHLB 5.125%, FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 09/01/18 to 09/01/37, valued at $367,217,042) to be repurchased at $356,574,826	$356,521	356,521,400

170

@ Repurchase Agreement, Morgan Stanley 5.35%, 09/04/07 (Collateralized by $26, 232,464 FNMA 5.000%, 02/01/36 & 6.000%, 03/01/22, valued at $22,456,549) to be repurchased at $21,709,796	21,707	21,706,570
TOTAL SECURITIES LENDING COLLATERAL		378,227,970

TOTAL INVESTMENTS - (100.0%)
(Cost $2,986,400,964)##		$3,107,543,213

171

DFA REAL ESTATE SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2007
(Unaudited)

		Shares	Value†

COMMON STOCKS — (85.6%)
Real Estate Investment Trusts — (85.6%)
#	Acadia Realty Trust	303,600	$7,580,892
	Agree Realty Corp.	70,900	2,162,450
# *	Alexander’s, Inc.	45,100	18,028,725
#	Alexandria Real Estate Equities, Inc.	278,100	25,955,073
#	AMB Property Corp.	939,009	51,626,715
	America First Apartment Investors, Inc.	97,728	2,453,950
	American Campus Communites, Inc.	217,850	6,173,869
	American Financial Realty Trust	1,227,872	10,166,780
	American Land Lease, Inc.	73,300	1,649,250
	AmeriVest Properties, Inc.	188,600	75,440
#	Apartment Investment & Management Co. Class A	914,000	40,855,800
	Archstone-Smith Trust	1,964,755	115,527,594
#	Ashford Hospitality Trust	1,122,301	12,244,304
	Associated Estates Realty Corp.	162,700	2,300,578
#	AvalonBay Communities, Inc.	750,700	85,865,066
	BioMed Realty Trust, Inc.	616,860	15,039,047
#	Boston Properties, Inc.	1,121,600	112,238,512
#	Brandywine Realty Trust	820,453	21,151,278
#	BRE Properties, Inc. Class A	475,800	26,425,932
	Camden Property Trust	534,800	32,884,852
#	CBL & Associates Properties, Inc.	618,600	20,389,056
	Cedar Shopping Centers, Inc.	416,469	5,514,050
#	Colonial Properties Trust	435,956	15,655,180
#	Commercial Net Lease Realty	628,875	14,772,274
#	Corporate Office Properties Trust	441,600	19,019,712
#	Cousins Properties, Inc.	490,400	13,471,288
	Developers Diversified Realty Corp.	1,177,665	62,981,524
	DiamondRock Hospitality Co.	888,014	15,939,851
	Digital Realty Trust, Inc.	570,090	22,233,510
#	Douglas Emmett, Inc.	1,014,020	24,792,789
#	Duke Realty Corp.	1,288,000	43,521,520
	EastGroup Properties, Inc.	223,800	9,495,834
	Education Realty Trust, Inc.	263,653	3,604,137
#	Entertainment Properties Trust	249,700	11,945,648
	Equity Inns, Inc.	491,200	11,061,824
	Equity Lifestyle Properties, Inc.	227,500	11,079,250
#	Equity One, Inc.	691,676	18,094,244
#	Equity Residential	2,711,850	109,124,844
	Essex Property Trust, Inc.	243,400	28,670,086

241

#	Extra Space Storage, Inc.	605,493	$9,306,427
#	Federal Realty Investment Trust	531,100	44,649,577
	FelCor Lodging Trust, Inc.	587,500	12,889,750
	Feldman Mall Properties, Inc.	121,964	1,084,260
#	First Industrial Realty Trust, Inc.	427,800	17,445,684
	First Potomac Realty Trust	228,200	4,835,558
	General Growth Properties, Inc.	2,296,100	114,139,131
#	Glimcher Realty Trust	351,200	7,852,832
	GMH Communities Trust	391,800	3,079,548
*	Golf Trust of America, Inc.	67,000	149,410
	Hersha Hospitality Trust	381,992	4,175,173
	Highwood Properties, Inc.	399,800	14,268,862
*	HMG Courtland Properties, Inc.	2,600	31,200
#	Home Properties, Inc.	313,290	15,921,398
	Hospitality Properties Trust	884,650	34,908,289
#	Host Marriott Corp.	4,844,400	107,981,676
#	HRPT Properties Trust	1,982,700	19,390,806
#	Inland Real Estate Corp.	614,500	9,512,460
#	Kilroy Realty Corp.	308,300	18,846,379
	Kimco Realty Corp.	2,350,456	100,646,526
#	Kite Realty Group Trust	272,200	4,621,956
#	Lasalle Hotel Properties	373,600	15,556,704
#	Lexington Realty Trust	626,800	12,962,224
#	Liberty Property Trust	864,600	33,771,276
	Mack-Cali Realty Corp.	631,600	26,375,616
#	Maguire Properties, Inc.	441,400	11,480,814
*	Malan Realty Investors, Inc.	19,100	14,134
#	Maxus Realty Trust, Inc.	6,885	81,002
	MHI Hospitality Corp.	8,400	82,992
#	Mid-America Apartment Communities, Inc.	239,900	11,896,641
#	Mission West Properties, Inc.	184,200	2,271,186
	Monmouth Real Estate Investment Corp. Class A	186,584	1,539,318
	One Liberty Properties, Inc.	93,800	1,912,582
#	Parkway Properties, Inc.	148,100	6,854,068
#	Pennsylvania Real Estate Investment Trust	349,781	13,232,215
	Post Properties, Inc.	408,900	16,319,199
	ProLogis	2,391,407	143,867,045
	PS Business Parks, Inc.	198,100	11,192,650
	Public Storage, Inc.	1,594,934	120,864,099
	Ramco-Gershenson Properties Trust	167,600	5,405,100
#	Realty Income Corp.	950,500	25,663,500
#	Regency Centers Corp.	653,100	45,370,857
	Republic Property Trust	238,211	3,423,092
*	Roberts Realty Investors, Inc.	23,000	175,375
#	Saul Centers, Inc.	163,400	8,179,804
	Senior Housing Properties Trust	786,300	15,993,342
#	Simon Property Group, Inc.	2,073,697	196,835,319
#	SL Green Realty Corp.	558,487	62,276,885
	Sovran Self Storage, Inc.	194,000	8,751,340
	Strategic Hotel Capital, Inc.	700,100	14,401,057
#	Sun Communities, Inc.	172,000	4,903,720
#	Sunstone Hotel Investors, Inc.	585,400	15,782,384

242

	Supertel Hospitality, Inc.	185,238	$1,465,233
#	Tanger Factory Outlet Centers, Inc.	294,900	11,226,843
#	Taubman Centers, Inc.	503,900	25,991,162
#	The Macerich Co.	673,800	54,726,036
#	UDR, Inc.	1,272,100	31,942,431
	UMH Properties, Inc.	96,200	1,270,802
	Urstadt Biddle Properties, Inc.	68,400	1,180,584
	Urstadt Biddle Properties, Inc. Class A	174,900	2,962,806
#	U-Store-It Trust	539,000	7,308,840
	Vornado Realty Trust	1,428,893	152,305,705
#	Washington Real Estate Investment Trust	436,700	14,301,925
#	Weingarten Realty Investors	810,100	32,574,121
#	Winthrop Realty Trust	618,187	3,925,487

TOTAL COMMON STOCKS			2,776,127,145

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $4,185,000 FNMA 6.50%, 09/01/36, valued at $3,753,522) to be repurchased at $3,697,131	$3,695	3,695,000

SECURITIES LENDING COLLATERAL — (14.3%)
@ Repurchase Agreement, Deutsche Bank Securities 5.39%, 09/04/07 (Collateralized by $521,488,205 FHLB 4.847(y), 11/23/07 & FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 11/01/13 to 09/01/37 valued at $445,449,249) to be repurchased at $432,539,798	432,475	432,474,999
@ Repurchase Agreement, Morgan Stanley 5.35%, 09/04/07 (Collateralized by $35,592,156 FHLMC 5.000%, 08/01/37 & FNMA 6.000%, 09/01/27, valued at $31,628,546) to be repurchased at $30,565,719	30,561	30,561,177

TOTAL SECURITIES LENDING COLLATERAL		463,036,176

TOTAL INVESTMENTS - (100.0%) (Cost $2,622,380,981)##		$3,242,858,321

243

LARGE CAP INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2007
(Unaudited)

		Shares	Value††

AUSTRALIA — (4.8%)
COMMON STOCKS — (4.8%)
#	ABC Learning Centres, Ltd.	47,064	$264,221
	AGL Energy, Ltd.	50,894	640,774
	Alinta, Ltd.	51,178	604,006
	Alumina, Ltd.	139,764	796,530
	Amcor, Ltd.	100,829	630,298
	Amcor, Ltd. Sponsored ADR	1,068	26,414
	AMP, Ltd.	243,691	2,093,457
	Ansell, Ltd.	12,403	133,066
	APN News & Media, Ltd.	49,644	223,604
#	Aristocrat Leisure, Ltd.	50,249	574,565
*	Asciano Group	65,734	459,991
	ASX, Ltd.	19,030	720,677
# *	Austar United Communications, Ltd.	284,547	339,415
	Australand Property Group	79,544	154,885
	Australia & New Zealand Banking Group, Ltd.	216,001	5,133,100
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	4,600	542,451
	AWB, Ltd.	33,896	82,096
	AXA Asia Pacific Holdings, Ltd.	244,297	1,508,804
#	Babcock & Brown Infrastructure Group	188,906	263,950
#	Babcock & Brown, Ltd.	28,006	540,854
	Bank of Queensland, Ltd.	9,824	148,899
#	Bendigo Bank, Ltd.	10,781	133,020
	BHP Billiton, Ltd.	360,962	11,333,434
	BHP Billiton, Ltd. Sponsored ADR	30,600	1,932,390
	Billabong International, Ltd.	17,806	230,632
	BlueScope Steel, Ltd.	83,778	729,331
	Boral, Ltd.	69,993	451,324
*	Brambles, Ltd.	177,043	1,998,938
	Caltex Australia, Ltd.	29,754	586,942
	Challenger Financial Services Group, Ltd.	39,625	175,522
#	Coates Hire, Ltd.	53,951	240,621
	Coca-Cola Amatil, Ltd.	59,675	465,317
	Cochlear, Ltd.	5,059	277,166
	Coles Group, Ltd.	135,872	1,575,950
	Commonwealth Bank of Australia	166,250	7,504,199
	Computershare, Ltd.	51,406	431,494
#	ConnectEast Group	119,785	169,952
	CSL, Ltd.	22,075	1,771,500
	CSR, Ltd.	91,001	250,049
#	David Jones, Ltd.	36,821	155,996
	Downer EDI, Ltd.	25,609	135,729

	Dyno Nobel, Ltd.	79,300	$161,783
	Fairfax Media, Ltd.	119,022	452,232
*	Fortescue Metals Group, Ltd.	50,976	1,412,020
	Foster’s Group, Ltd.	244,811	1,264,983
	Goodman Fielder, Ltd.	110,302	234,727
#	Harvey Norman Holdings, Ltd.	128,448	560,873
#	Iluka Resources, Ltd.	21,428	97,168
#	Incitec Pivot, Ltd.	4,320	231,279
	Insurance Australia Group, Ltd.	231,820	955,297
	James Hardie Industries NL	43,241	287,768
	Jubilee Mines NL	9,271	116,415
#	Leighton Holdings, Ltd.	30,749	1,099,199
	Lend Lease Corp., Ltd.	707	11,117
*	Lihir Gold, Ltd.	184,200	466,819
	Lion Nathan, Ltd.	63,050	473,148
	Macquarie Airports	73,804	262,587
#	Macquarie Bank, Ltd.	33,632	2,008,945
#	Macquarie Communications Infrastructure Group	64,065	303,077
	Macquarie Infrastructure Group	97,736	263,877
	Metcash Limited	117,002	455,217
	Minara Resources, Ltd.	28,511	136,466
	Mirvac, Ltd.	113,629	499,921
	Multiplex Group	59,010	241,244
	National Australia Bank, Ltd.	198,505	6,503,016
	National Australia Bank, Ltd. Sponsored ADR	2,900	471,151
	Newcrest Mining, Ltd.	35,457	707,568
#	Nufarm, Ltd.	14,411	165,107
	Oil Search, Ltd.	98,725	296,196
#	Onesteel, Ltd.	55,721	276,186
	Orica, Ltd.	37,288	869,561
	Origin Energy, Ltd.	100,174	816,713
#	Oxiana, Ltd.	150,845	405,683
*	Paladin Resources, Ltd.	101,022	499,769
	Paperlinx, Ltd.	43,090	119,194
#	Perpetual Trustees Australia, Ltd.	3,869	242,721
	Publishing and Broadcasting, Ltd.	75,939	1,112,913
#	Qantas Airways, Ltd.	125,048	571,335
	QBE Insurance Group, Ltd.	108,915	3,103,938
#	Ramsay Health Care, Ltd.	14,888	127,916
	Reece Australia, Ltd.	7,063	159,076
#	Rio Tinto, Ltd.	52,215	3,981,736
	Santos, Ltd.	61,847	673,634
*	Seek, Ltd.	13,400	89,627
#	Seven Network, Ltd.	19,868	191,289
#	Sigma Pharmaceuticals, Ltd.	124,241	158,441
	Sims Group, Ltd.	11,421	261,076
	Sonic Healthcare, Ltd.	25,691	324,087
#	St. George Bank, Ltd.	64,709	1,817,152
	Suncorp-Metway, Ltd.	121,844	2,005,117
#	Symbion Health, Ltd.	60,921	207,278
#	TABCORP Holdings, Ltd.	64,720	810,327
#	Tattersall’s, Ltd.	116,126	398,333

	Telstra Corp., Ltd.	876,734	$3,145,878
	Telstra Corp., Ltd.	438,367	1,044,762
	Toll Holdings, Ltd.	65,734	730,481
*	Tower Australia Group, Ltd.	40,218	71,597
	Transfield Services, Ltd.	16,966	181,869
	Transurban Group	121,525	711,946
#	United Group, Ltd.	33,371	472,978
#	Virgin Blue Holdings, Ltd.	90,396	155,053
	Washington H. Soul Pattinson & Co., Ltd.	18,899	145,372
#	Wesfarmers, Ltd.	47,212	1,489,886
#	West Australian Newspapers Holdings, Ltd.	26,425	332,370
	Westfield Group Stapled	1,355	23,203
	Westpac Banking Corp.	207,760	4,628,335
	Westpac Banking Corp. Sponsored ADR	4,700	524,661
	Woodside Petroleum, Ltd.	71,862	2,654,457
	Woolworths, Ltd.	153,136	3,749,027
	WorleyParsons, Ltd.	16,683	525,485
	Zinifex, Ltd.	53,600	735,904

TOTAL — AUSTRALIA			107,117,129

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
# *	BWIN Interactive Entertainment AG	2,186	56,967
	Erste Bank der Oesterreichischen Sparkassen AG	27,631	2,006,351
#	EVN AG	2,702	318,029
*	Immofinanz Immobilien Anlagen AG	8,273	102,552
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	402,031
	OMV AG	19,773	1,225,235
	Raiffeisen International Bank-Holding AG	4,336	627,017
	Telekom Austria AG	35,563	918,389
	Telekom Austria AG ADR	2,400	123,805
#	Uniqa Versicherungen AG	7,460	226,755
	Voestalpine AG	10,390	849,935
	Wiener Staedtische Versicherung AG	3,561	244,735
	Wienerberger AG	8,679	619,584

TOTAL — AUSTRIA			7,721,385

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & Van Haaren SA	5,007	490,604
	Agfa Gevaert NV	10,485	219,167
	Bekaert SA	1,924	253,493
	Colruyt SA	1,700	363,159
*	Cumerio NV SA- Strip	55	1
	Delhaize Group	4,997	490,161
	Delhaize Group Sponsored ADR	3,900	382,005
	Dexia SA	75,790	2,090,073
	Distrigaz	29	173,650
	Fortis	144,202	5,288,856
	InBev NV	29,842	2,450,434

	KBC Groep NV	23,759	$2,981,692
	Mobistar SA	3,728	302,995
	Solvay SA	6,809	1,010,764
*	Suez SA Strip VVPR	11,992	163
	UCB SA (5596991)	9,280	522,832
	UCB SA (5675588)	2,437	134,986
	Umicore	2,792	640,342
*	Umicore Strip VVPR	55	5

TOTAL — BELGIUM			17,795,382

CANADA — (6.6%)
COMMON STOCKS — (6.6%)
	Aber Diamond Corp.	6,200	220,170
	Addax Petroleum Corp.	11,700	385,568
	AGF Management, Ltd. Class B	9,052	300,362
	Agnico Eagle Mines, Ltd.	14,600	649,119
	Agrium, Inc.	21,900	997,736
	Alcan, Inc.	49,332	4,860,790
	Alimentation Couche-Taro, Inc. Class B	14,900	306,184
	Astral Media, Inc. Class A	6,100	244,462
#	Bank of Montreal	97,096	5,977,472
#	Bank of Nova Scotia	123,227	6,091,335
	Barrick Gold Corp.	110,300	3,588,928
#	BCE, Inc.	35,250	1,349,581
	Biovail Corp.	15,600	273,739
*	Bombardier, Inc. Class B	180,500	1,058,044
#	Brookfield Asset Management, Inc. Series A	59,774	2,029,259
	Brookfield Properties Corp.	20,137	464,524
	CAE, Inc.	40,061	517,075
	Cameco Corp.	40,200	1,623,608
	Canada Bread Co., Ltd.	200	11,477
#	Canadian Imperial Bank of Commerce	41,900	3,797,187
#	Canadian National Railway Co.	67,200	3,542,636
	Canadian National Resources, Ltd.	67,000	4,585,312
	Canadian Pacific Railway, Ltd.	17,400	1,225,085
#	Canadian Tire Corp. Class A	12,200	896,631
	Canadian Utilities, Ltd. Class A	11,200	513,227
*	Canfor Corp.	8,800	103,833
*	CanWest Global Communications Corp.	11,700	87,418
*	Celestica, Inc.	28,200	167,972
*	CGI Group, Inc.	45,000	497,301
*	Cognos, Inc.	10,300	412,390
# *	Compton Petroleum Corp.	10,000	90,909
	Corus Entertainment, Inc. Class B	4,300	198,346
*	Denison Mines Corp.	17,500	151,634
*	Domtar Corp.	25,700	205,405
*	Duvernay Oil Corp.	5,400	162,358
*	Eldorado Gold Corp.	37,800	187,568
	Emera, Inc.	4,200	78,830
	Empire Co., Ltd. Class A	2,600	122,146
#	Enbridge, Inc.	39,615	1,335,506

	EnCana Corp.	105,300	$6,171,418
	Ensign Energy Services, Inc.	13,500	236,378
	Fairfax Financial Holdings, Inc.	2,100	435,511
	Finning International, Inc.	18,600	539,330
*	First Calgary Petroleums, Ltd. Class A	25,700	122,902
	First Quantum Minerals, Ltd.	8,400	637,398
#	Fortis, Inc.	12,200	306,733
	George Weston, Ltd.	6,700	454,280
	Gerdau Ameristeel Corp.	14,100	162,764
*	Gildan Activewear, Inc.	12,600	408,307
	Goldcorp, Inc.	87,620	2,066,869
#	Great West Lifeco, Inc.	33,700	1,138,013
*	HudBay Minerals, Inc.	9,600	217,182
#	Husky Energy, Inc.	31,800	1,166,903
	IAMGOLD Corp.	36,600	242,614
#	IGM Financial, Inc.	12,900	632,662
#	Imperial Oil, Ltd.	41,727	1,827,532
	Industrial Alliance Insurance & Financial Services, Inc.	5,900	219,183
	ING Canada, Inc.	13,600	581,091
	Inmet Mining Corp.	5,400	436,091
*	Ivanhoe Mines, Ltd.	12,400	139,030
	Jean Coutu Group PJC, Inc. Class A	16,500	242,656
*	Kinross Gold Corp.	65,112	796,635
#	Loblaw Companies, Ltd.	13,600	581,220
*	Lundin Mining Corp.	24,000	274,773
*	MacDonald Dettweiler & Associates, Ltd.	4,600	208,350
#	Magna International, Inc. Class A	13,080	1,170,387
#	Manitoba Telecom Services, Inc.	2,400	112,045
#	Manulife Financial Corp.	197,890	7,694,473
	MDS, Inc.	15,179	296,968
*	Meridian Gold, Inc.	10,400	287,477
	Methanex Corp.	11,600	261,110
	Metro, Inc. Class A	12,400	408,402
*	MGM Energy Corp.	316	688
#	Mi Developments, Inc.	5,100	161,838
#	National Bank of Canada	19,300	1,003,746
	New Maple Leaf Foods, Inc.	6,700	97,708
	Nexen, Inc.	60,150	1,677,479
	Niko Resources, Ltd.	4,200	369,131
#	Norbord, Inc.	2,400	17,455
# *	Nortel Networks Corp.	65,860	1,154,421
	Northbridge Financial Corp.	2,700	87,699
#	Nova Chemicals Corp.	6,300	228,494
	Onex Corp.	11,800	385,400
*	OPTI Canada, Inc.	18,400	341,515
*	Pan Amer Silver Corp.	6,300	157,500
*	Paramount Resources, Ltd. Class A	7,900	134,509
	Petro-Canada	61,000	3,111,231
	Potash Corp. of Saskatchewan, Inc.	39,000	3,466,790
#	Power Corp. of Canada, Ltd.	37,800	1,442,915
#	Power Financial Corp.	28,400	1,095,928
*	Quebecor World, Inc.	8,800	79,000

	Quebecor, Inc. Class B	4,500	$154,347
	Reitmans Canada, Ltd.	4,500	103,594
# *	Research In Motion, Ltd.	58,800	5,022,500
	Ritchie Brothers Auctioneers, Inc.	3,000	194,261
	Rogers Communications, Inc. Class B	59,800	2,710,254
*	RONA, Inc.	12,100	246,698
	Rothmans, Inc.	1,200	25,591
#	Royal Bank of Canada	223,046	11,486,024
#	Russel Metals, Inc.	6,600	185,875
	Saputo, Inc.	8,400	403,216
	Shaw Communictions, Inc. Class B	43,200	1,007,182
	Shawcor, Ltd.	6,000	197,443
	Sherritt International Corp.	22,600	340,284
#	Shoppers Drug Mart Corp.	23,400	1,174,432
# *	Silver Wheaton Corp.	19,000	216,809
	SNC-Lavalin Group, Inc.	19,100	747,541
#	Sun Life Financial, Inc.	73,300	3,526,174
	Suncor Energy, Inc.	59,260	5,307,586
*	SXR Uranium One, Inc.	33,700	363,807
	Talisman Energy, Inc.	136,000	2,334,924
#	Teck Cominco Class B	56,934	2,426,178
	Telus Corp.	7,317	386,221
#	The Thomson Corp.	31,000	1,312,216
	Tim Hortons, Inc.	14,900	493,845
	Toromont Industries, Ltd.	4,900	120,134
#	Toronto Dominion Bank	93,315	6,378,292
#	Torstar Corp. Class B	5,800	108,750
#	Transalta Corp.	23,300	659,946
#	TransCanada Corp.	67,527	2,351,295
	Transcontinental, Inc. Class A	6,600	125,813
	Trican Well Service, Ltd.	12,100	217,365
	TSX Group, Inc.	8,000	336,591
*	UTS Energy Corp.	41,100	220,679
	West Fraser Timber Co., Ltd.	3,000	110,795
*	Western Oil Sands, Inc. Series A	17,200	609,167
	Yamana Gold, Inc.	26,000	287,330

TOTAL — CANADA			146,694,420

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	325	4,253,566
*	Alm. Brand A.S.	2,100	129,971
#	Bang & Olufsen Holding A.S. Series B	1,150	125,473
	Carlsberg A.S. Series B	4,075	549,239
#	Coloplast A.S.	3,540	336,318
	Dampskibs Norden	3,600	320,087
#	Dampskibsselsk Torm A.S.	3,400	147,050
#	Danisco A.S.	6,350	467,783
	Danske Bank A.S.	53,356	2,190,754
#	De Sammenslut Vogmaend	27,800	634,160
	East Asiatic Co., Ltd.	2,525	170,466

	FLSmidth & Co. A.S.	4,500	$425,389
*	Genmab A.S.	4,000	236,104
# *	GN Great Nordic A.S.	21,220	208,572
	H. Lundbeck A.S.	17,802	418,851
*	Jyske Bank A.S.	7,260	540,270
	NKT Holding A.S.	2,000	211,733
	Novo-Nordisk A.S. Series B	24,250	2,703,248
	Novo-Nordisk A.S. Sponsored ADR	8,600	961,566
	Novozymes A.S. Series B	5,580	660,373
	Rockwool International A.S.	1,000	349,480
	Sydbank A.S.	5,940	271,561
*	Topdanmark A.S.	2,400	386,313
*	Trygvesta AS	3,500	277,862
*	Vestas Wind Systems A.S.	25,466	1,724,999
*	William Demant Holding A.S.	3,260	287,381

TOTAL — DENMARK			18,988,569

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
	Cargotec Oyj Series B	3,100	151,161
	Elisa Oyj	17,663	492,676
	Fortum Oyj	113,088	3,747,624
	Kesko Oyj	9,200	542,093
	Kone Oyj Series B	10,280	674,089
	Metso Corp. Sponsored ADR	2,600	166,868
	Metso Oyj	10,444	671,029
	Neste Oil Oyj	28,272	979,649
	Nokia Oyj	422,721	13,925,942
	Nokia Oyj Sponsored ADR	67,300	2,212,824
	Nokian Renkaat Oyj	10,940	386,017
	OKO Bank P.L.C. Class A	8,700	173,389
	Oriola-KD Oyj Class A	4,200	17,520
	Oriola-KD Oyj Class B	6,900	28,838
	Orion Oyj Series A	4,200	99,121
	Orion Oyj Series B	13,500	322,194
	Outokumpu Oyj Series A	19,700	598,062
	Rautaruukki Oyj Series K	8,700	475,707
	Sampo Oyj	61,500	1,768,017
	SanomaWSOY Oyj	15,794	483,118
	Stockmann Oyj Abp Series A	1,020	44,950
#	Stockmann Oyj Abp Series B	1,950	86,524
	Stora Enso Oyj Series R	67,900	1,223,310
	TietoEnator Oyj	7,060	164,267
#	UPM-Kymmene Oyj	45,800	1,039,451
	UPM-Kymmene Oyj Sponsored ADR	13,000	294,060
	Wartsila Corp. Oyj Series B	6,750	421,217
	YIT Oyj	11,100	336,057

TOTAL — FINLAND			31,525,774

FRANCE — (8.0%)
COMMON STOCKS — (8.0%)
	Accor SA	25,501	$2,178,497
	Air France-KLM	24,260	1,004,054
	Air Liquide SA	26,746	3,397,334
	Air Liquide, S.A.	25,288	3,203,716
	Alcatel-Lucent SA	160,804	1,756,306
	Alcatel-Lucent SA Sponsored ADR	28,100	307,695
	Alstom SA	12,632	2,271,974
*	Atos Origin SA	7,666	430,214
#	AXA SA	169,056	6,756,528
	AXA SA Sponsored ADR	49,200	1,977,348
	bioMerieux designs	1,600	145,900
	BNP Paribas SA	109,919	11,538,647
	Bourbon SA	5,588	366,336
	Bouygues SA	27,845	2,184,115
*	Business Objects SA	6,803	298,505
*	Business Objects SA Sponsored ADR	7,000	307,370
	Capgemini SA	16,015	1,032,399
	Carrefour SA	78,700	5,485,959
	Casino Guichard Perrachon SA	10,202	1,039,016
	Christian Dior SA	17,202	2,092,272
	Cie Generale D’Optique Essilor Intenational SA	23,732	1,437,441
	Ciments Francais SA	1,006	208,770
	Clarins SA	1,524	120,922
	CNP Assurances	5,627	716,844
	Compagnie de Saint-Gobain	45,130	4,887,460
*	Compagnie Generale de Geophysique-Veritas SA	4,305	1,103,693
	Compagnie Generale des Establissements Michelin Series B	17,134	2,150,560
	Credit Agricole SA	75,577	2,838,886
	Dassault Systemes SA	9,666	568,519
	Eiffage SA	6,330	740,831
*	Eramet SA	275	75,493
	Esso SA	286	85,805
#	Establissements Maurel et Prom	3,414	67,341
	Euler Hermes SA	3,632	508,894
	European Aeronautic Defence & Space Co.	25,278	746,831
*	Eutelsat Communications	7,300	167,606
#	Fimalac SA	3,197	228,249
	France Telecom SA	231,887	6,984,968
	Groupe DANONE	52,806	4,009,610
	Groupe Danone Sponsored ADR	13,800	210,366
	Havas SA	27,830	153,627
	Hermes International SA	12,027	1,294,747
	Iliad SA	4,500	440,753
	Imerys SA	5,342	487,859
	JC Decaux SA	18,441	560,211
	Klepierre SA	1,862	291,904
	Lafarge SA	17,353	2,686,627
	Lafarge SA Prime Fidelity	8,912	1,385,944
	Lafarge SA Sponsered ADR	1,800	69,840
	Lagardere S.C.A.	11,818	962,003
	L’Oreal SA	64,016	7,469,133

#	LVMH (Louis Vuitton Moet Hennessy)	43,990	$4,896,498
	M6 Metropole Television	10,023	301,821
	Natixis	34,900	739,659
	Neopost SA	3,543	539,885
	Nexans SA	2,987	480,464
	PagesJaunes SA	14,300	289,376
	Pernod-Ricard SA	10,094	2,119,944
	Peugeot SA	18,302	1,552,539
	PPR SA	9,979	1,721,219
	Publicis Groupe	14,334	619,672
	Publicis Groupe ADR	1,700	74,001
	Remy Cointreau SA	2,257	160,758
	Renault SA	25,290	3,397,435
*	Rhodia SA	10,410	423,967
#	Safran SA	16,219	381,933
	Sanofi - Aventis	111,839	9,159,896
	Sanofi - Aventis ADR	8,000	327,600
	Schneider Electric SA	27,231	3,600,361
*	SCOR SE (4797364)	8	22
	SCOR SE (B1LB9P6)	7,570	184,895
	SEB SA	990	173,725
	Societe BIC SA	3,600	272,751
	Societe Generale Paris	48,071	7,719,064
	Societe Television Francaise 1	17,323	502,020
	Sodexho Alliance SA	11,496	755,173
	STMicroelectronics NV	24,397	423,880
	Suez SA	98,301	5,583,881
	Technip SA	8,071	643,741
	Technip SA ADR	3,600	287,542
	Thales SA	16,134	912,732
*	Thomson	20,078	328,981
	Thomson Sponsored ADR	9,100	149,240
	Total SA	235,328	17,648,121
	Total SA Sponsored ADR	48,600	3,649,374
	Unibail SA	2,313	554,098
	Valeo SA	8,146	393,006
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	5,332	1,418,367
#	Veolia Environnement SA	39,354	3,026,078
	Veolia Environnement SA ADR	3,100	238,545
	Vinci SA	51,162	3,627,490
	Vivendi SA	154,815	6,310,801
	Wendel Investissement	5,698	961,883
	Zodiac SA	4,549	328,326

TOTAL — FRANCE			178,316,686

GERMANY — (7.1%)
COMMON STOCKS — (7.1%)
	Adidas-Salomon AG	25,189	1,483,928
	Allianz SE	46,204	9,925,854
	Allianz SE Sponsored ADR	147,386	3,165,851

	Altana AG	14,018	$320,692
#	AMB Generali Holding AG	5,721	827,662
	BASF AG	65,207	8,638,012
	BASF AG Sponsored ADR	4,100	541,569
	Bayer AG	67,562	5,350,891
	Bayer AG Sponsored ADR	34,500	2,727,225
	Bayerische Motoren Werke (BMW) AG	59,234	3,619,320
	Beiersdorf AG	34,704	2,336,818
	Bilfinger Berger AG	2,814	233,276
	Celesio AG	19,324	1,214,063
	Commerzbank AG	74,611	3,067,459
	Continental AG	16,761	2,188,525
	DaimlerChrysler AG	117,627	10,479,475
	DaimlerChrysler AG Sponsored ADR	7,100	632,610
#	Deutsche Bank AG	50,797	6,310,874
	Deutsche Bank AG ADR	43,302	5,369,448
	Deutsche Boerse AG	25,171	2,785,310
	Deutsche Lufthansa AG	43,579	1,271,654
	Deutsche Post AG	142,508	4,139,164
	Deutsche Postbank AG	10,200	740,878
	Deutsche Telekom AG	359,397	6,697,424
	Deutsche Telekom AG Sponsored ADR	10,600	197,160
	E.ON AG	65,458	11,000,329
	E.ON AG Sponsored ADR	53,950	3,020,121
#	Fraport AG	9,524	652,422
	Freenet AG	2,946	69,072
	Fresenius Medical Care AG & Co.	19,896	978,717
*	GEA Group AG	18,852	614,164
#	Hannover Rueckversicherung AG	12,626	586,512
	Heidelberger Druckmaschinen AG	6,690	302,639
	Henkel KGAA	12,750	599,080
	Hochtief AG	7,146	718,344
	Hugo Boss AG	808	53,082
#	Hypo Real Estate Holding AG	15,923	876,320
# *	IKB Deutsche Industriebank AG	7,069	135,587
*	Infineon Technologies AG	76,910	1,199,885
*	Infineon Technologies AG ADR	21,400	333,840
	IVG Immobilien AG	9,036	321,765
	K&S AG	4,983	718,251
*	KarstadtQuelle AG	10,229	281,893
	Lanxess AG	8,679	434,944
	Linde AG	13,929	1,638,858
	MAN AG	17,073	2,451,324
	Merck KGAA	4,005	514,192
	Metro AG	36,404	3,137,785
	MTU Aero Engines Holding AG	4,000	254,415
	Munchener Rueckversicherungs-Gesellschaft AG	27,244	4,717,078
*	Q-Cells AG	5,069	451,189
	Rheinmetall AG	3,270	271,394
	Rhoen-Klinikum AG	10,954	336,324
	RWE AG	800	81,215
	RWE AG Series A	54,836	6,169,441

Salzgitter AG	5,699	$1,128,657
SAP AG	103,984	5,627,906
SAP AG Sponsored ADR	17,400	940,818
Siemens AG	83,409	10,487,260
Siemens AG Sponsored ADR	35,500	4,448,150
Stada Arzneimittel AG	5,639	362,431
Suedzucker AG	20,328	390,249
ThyssenKrupp AG	47,010	2,751,849
* TUI AG	28,417	739,075
United Internet AG	14,268	272,341
Volkswagen AG	24,379	5,048,265

TOTAL — GERMANY		159,382,325

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Agricultural Bank of Greece S.A.	38,356	192,842
Alpha Bank A.E.	48,126	1,558,432
Coca-Cola Hellenic Bottling Co. S.A.	16,870	803,071
Cosmote Mobile Telecommunications S.A.	21,450	665,493
EFG Eurobank Ergasias S.A.	34,142	1,158,555
* Emporiki Bank of Greece S.A.	7,020	189,954
Hellenic Petroleum S.A.	15,660	219,953
Hellenic Telecommunication Organization Co. S.A.	33,920	1,105,734
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	8,300	136,701
Motor Oil (Hellas) Corinth Refineries S.A.	9,785	239,585
National Bank of Greece S.A.	35,025	2,077,675
National Bank of Greece S.A. ADR	59,600	715,200
Piraeus Bank S.A.	25,218	859,814
Public Power Corp.	15,920	495,030
Titan Cement Co. S.A.	9,080	447,708
TOTAL COMMON STOCKS		10,865,747

RIGHTS/WARRANTS — (0.0%)
* EFG Eurobank Ergasias S.A. Rights 09/14/07	34,142	31,007
* Piraeus Bank S.A. Rights 09/03/07	25,218	37,445
TOTAL RIGHTS/WARRANTS		68,452

TOTAL — GREECE		10,934,199

HONG KONG — (1.8%)
COMMON STOCKS — (1.8%)
ASM Pacific Technology, Ltd.	17,000	150,428
Bank of East Asia, Ltd.	161,747	901,525
C C Land Holdings, Ltd.	157,000	174,145
Cathay Pacific Airways, Ltd.	221,000	579,377
Chaoda Modern Agriculture (Holdings), Ltd.	216,000	166,370
Cheung Kong Holdings, Ltd.	188,600	2,772,879

#	Cheung Kong Infrastructure Holdings, Ltd.	129,000	$477,485
#	China Foods, Ltd.	118,000	75,499
	China Mengniu Dairy Co., Ltd.	134,000	$505,942
	China Merchants Holdings (International) Co., Ltd.	110,610	580,556
	China Netcom Group Corp. (Hong Kong), Ltd.	389,000	940,444
	China Overseas Land & Investment, Ltd.	344,000	716,354
	China Resources Land, Ltd.	200,000	346,352
	China Resources Power Holdings Co., Ltd.	176,000	496,365
	China State Construction International Holdings, Ltd.	1,111	1,574
	China Travel International Investment Hong Kong, Ltd.	218,000	137,512
	China Unicom, Ltd.	642,000	1,215,658
	CITIC International Financial Holdings, Ltd.	84,000	68,336
	Citic Pacific, Ltd.	143,000	785,389
	CLP Holdings, Ltd.	199,900	1,376,575
	CNOOC, Ltd.	2,166,500	2,658,380
#	CNPC (Hong Kong), Ltd.	190,000	100,890
	Dah Sing Banking Group, Ltd.	70,720	154,915
	Dah Sing Financial Holdings, Ltd.	12,059	97,452
	Esprit Holdings, Ltd.	107,041	1,554,931
	First Pacific Co., Ltd.	202,000	136,078
# *	Foxconn International Holdings, Ltd.	452,000	1,181,323
*	Galaxy Entertainment Group, Ltd.	144,000	138,853
	Giordano International, Ltd.	98,000	47,359
	Global Bio-Chem Technology Group Co., Ltd.	108,000	47,236
	GOME Electrical Appliances Holdings, Ltd.	82,000	129,733
	Great Eagle Holdings, Ltd.	26,232	83,057
	Guangzhou Investment Co., Ltd.	624,000	172,992
	Hang Lung Group, Ltd.	84,000	401,020
	Hang Lung Properties, Ltd.	228,000	834,669
	Hang Seng Bank, Ltd.	131,100	2,056,995
#	Henderson Investment, Ltd.	137,000	222,613
	Henderson Land Development Co., Ltd.	117,000	813,664
#	Hengan International Group Co., Ltd.	48,000	147,921
#	Hong Kong and China Gas Co., Ltd.	436,700	1,008,129
	Hong Kong and Shanghai Hotels, Ltd.	68,426	107,179
	Hong Kong Electric Holdings, Ltd.	155,207	778,179
	Hopewell Highway Infrastructure, Ltd.	236,000	222,550
	Hopewell Holdings, Ltd.	59,000	281,160
#	Hopson Development Holdings, Ltd.	50,000	167,505
	Hutchison Telecommunications International, Ltd.	184,000	240,510
	Hutchison Whampoa, Ltd.	256,500	2,550,771
	Hysan Development Co., Ltd.	55,008	138,543
	Industrial & Commercial Bank of China (Asia), Ltd.	24,625	59,029
#	Johnson Electric Holdings, Ltd.	168,000	87,543
#	Kerry Properties, Ltd.	46,393	341,386
	Kingboard Chemical Holdings, Ltd.	80,000	472,225
	Kowloon Development Co., Ltd.	85,500	172,202
#	Lee & Man Paper Manufacturing, Ltd.	78,000	313,709
#	Lenova Group, Ltd.	302,000	200,232
	Li & Fung, Ltd.	216,000	802,434
#	Li Ning Co., Ltd.	62,000	176,298
	Lifestyle International Holdings, Ltd.	66,000	286,825
#	Melco International Development, Ltd.	56,000	85,058
*	Mongolia Energy Corporation, Ltd.	110,000	93,813

	MTR Corp., Ltd.	232,795	$566,957
#	New World China Land, Ltd.	165,200	163,603
	New World Development Co., Ltd.	298,160	714,208
	NWS Holdings Ltd.	95,913	216,975
	Pacific Basin Shipping, Ltd.	124,000	222,477
	PCCW, Ltd.	371,265	225,690
#	Prime Success International Group, Ltd.	130,000	82,638
	Shanghai Industrial Holdings, Ltd.	39,000	171,095
	Shangri-La Asia, Ltd.	148,913	355,911
	Shun Tak Holdings, Ltd.	80,000	119,983
	Sino Land Co., Ltd.	188,317	440,841
#	Sinofert Holdings, Ltd.	264,000	187,318
#	Sun Hung Kai & Co., Ltd.	112,000	153,796
	Sun Hung Kai Properties, Ltd.	171,706	2,289,637
	Techtronic Industries Co., Ltd.	86,500	97,608
	Television Broadcasts, Ltd.	25,000	152,670
	Texwinca Holdings, Ltd.	34,000	27,834
#	Tingyi (Cayman Islands) Holding Corp.	184,000	264,667
	Transport International Holdings, Ltd.	17,600	95,368
	Vtech Holdings, Ltd.	15,000	113,569
	Wharf Holdings, Ltd.	136,542	562,893
	Wheelock and Co., Ltd.	70,000	183,363
	Wheelock Properties, Ltd.	110,000	115,637
	Wing Hang Bank, Ltd.	16,500	214,793
	Wing Lung Bank, Ltd.	8,000	79,954
	Yue Yuen Industrial (Holdings), Ltd.	78,500	236,849
TOTAL COMMON STOCKS			40,090,460

RIGHTS/WARRANTS — (0.0%)
*	China Overseas Land and Investment, Ltd. Warrants 08/27/08	28,666	17,867
*	Global Bio-Chem Technology Group Co., Ltd. Rights 09/13/07	701	—
*	Shangri-La Asia, Ltd. Rights 09/05/07	16,545	605
TOTAL RIGHTS/WARRANTS			18,472

TOTAL — HONG KONG			40,108,932

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Allied Irish Banks P.L.C.	83,158	2,129,434
	Allied Irish Banks P.L.C. Sponsored ADR	11,600	595,892
	Anglo Irish Bank Corp. P.L.C.	90,779	1,701,301
	Bank of Ireland P.L.C.	93,852	1,737,265
	Bank of Ireland P.L.C. Sponsored ADR	4,200	311,304
	C&C Group P.L.C.	39,442	289,938
	CRH P.L.C.	51,531	2,236,589
#	CRH P.L.C. Sponsored ADR	18,450	806,265
*	Elan Corp. P.L.C.	42,248	810,484
*	Elan Corp. P.L.C. Sponsored ADR	17,000	329,460
	Grafton Group P.L.C.	10,579	141,595
	IAWS Group P.L.C.	9,927	194,710
	Independent News & Media P.L.C.	79,351	373,906

	Irish Life & Permanent P.L.C.	30,976	$772,347
	Kerry Group P.L.C.	22,953	559,528
	Kingspan Group P.L.C.	17,738	460,619
*	Ryanair Holdings P.L.C.	33,520	246,337

TOTAL — IRELAND			13,696,974

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
	ACEA SpA	11,304	206,126
	AEM SpA	102,681	374,757
	Alleanza Assicurazioni SpA	52,431	677,529
	ASM SpA	74,248	439,432
	Assicurazioni Generali SpA, Trieste	131,814	5,410,347
	Atlantia SpA	40,846	1,362,834
	Autogrill SpA, Novara	14,752	309,807
	Banca CR Firenze	70,659	633,858
#	Banca Italease	4,000	92,034
#	Banca Monte Dei Paschi di Siena SpA	176,149	1,120,834
	Banca Popolare di Milano Scar	41,017	597,045
*	Banco Popolare Scarl	68,118	1,703,692
	Benetton Group SpA	5,718	87,675
	Bulgari SpA	16,639	234,195
	Buzzi Unicem SpA	11,057	318,125
	C.I.R. SpA - Compagnie Industriali Riunite	34,312	125,465
	Capitalia SpA	178,013	1,698,142
	Compagnia Assicuratrice Unipol SpA	114,185	389,895
	Credito Bergamasco SpA	3,418	161,625
	Credito Emiliano SpA	25,277	324,593
	Davide Campari - Milano SpA	26,746	291,483
	Enel SpA	461,796	4,771,692
	Enel SpA Sponsored ADR	15,300	789,939
	Eni SpA	285,395	9,858,011
	Eni SpA Sponsored ADR	21,400	1,476,172
	ERG SpA	7,427	165,674
	Fiat SpA	59,319	1,581,966
	Fiat SpA Sponsored ADR	7,000	186,084
	Fondiaria - Sai SpA	7,144	335,966
	Geox SpA	11,000	200,960
#	Gruppo Editoriale L’Espresso SpA	21,573	111,259
	Hera SpA	76,919	308,283
*	Impregilo SpA	31,278	227,107
	Intesa Sanpaolo SpA	901,404	6,812,241
	Intesa Sanpaolo Sponsored ADR	13,601	615,210
	Italcementi SpA	8,940	221,684
	Italmobiliare SpA	449	57,616
	Lottomatica SpA	6,664	240,399
#	Luxottica Group SpA	40,566	1,387,302
	Mediaset SpA	83,030	881,794
#	Mediobanca SpA	52,269	1,127,898
#	Mediolanum SpA	44,701	327,308
	Milano Assicurazioni SpA	14,260	113,783

	Mondadori (Arnoldo) Editore SpA	13,860	$130,719
	Pirelli & C.Real Estate SpA	1,079	58,243
	Saipem SpA	30,650	1,150,568
	Seat Pagine Gialle SpA	429,123	236,684
	Snam Rete Gas SpA	142,784	842,329
#	Societe Cattolica di Assicurazoni Scrl SpA	4,390	260,796
# *	Telecom Italia Media SpA	107,998	37,220
	Telecom Italia SpA	873,104	2,469,473
	Telecom Italia SpA Sponsored ADR	36,380	1,027,371
	Terna SpA	127,000	450,133
#	Tod’s SpA	1,437	126,507
	UniCredito Italiano SpA	1,207,251	10,370,805
	Unione di Banche Italiane Scpa	43,447	1,112,566
	Valentino Fashion Group SpA	6,000	285,771
TOTAL COMMON STOCKS			66,917,026

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	69,154

TOTAL — ITALY			66,986,180

JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
	Adeka Corp.	8,000	80,131
#	Aderans Co., Ltd.	3,200	58,444
	Advantest Corp.	14,740	542,975
	Advantest Corp. ADR	3,700	136,160
	AEON Co., Ltd.	85,800	1,171,805
	Aeon Mall Co., Ltd.	14,880	448,074
#	Aichi Steel Corp.	10,000	52,660
	Aioi Insurance Co., Ltd.	74,000	416,015
	Air Water, Inc.	9,000	92,022
	Aisin Seiki Co., Ltd.	25,600	964,910
	Ajinomoto Co., Inc.	76,000	958,828
	Alfresa Holdings Corp.	2,400	159,466
	All Nippon Airways Co., Ltd.	190,000	757,974
	Alpine Electronics, Inc.	2,500	40,238
	Alps Electric Co., Ltd.	17,000	199,445
	Amada Co., Ltd.	41,000	442,795
	Amano Corp.	5,000	60,711
#	AOC Holdings, Inc.	3,600	52,521
	Aoyama Trading Co., Ltd.	5,500	148,199
	Asahi Breweries, Ltd.	49,500	735,335
#	Asahi Glass Co., Ltd.	129,000	1,612,997
	Asahi Kasei Corp.	142,000	1,065,284
	Asatsu-Dk, Inc.	4,900	164,238
	Asics Corp.	16,000	206,914
	Astellas Pharma, Inc.	69,755	3,233,372
	Autobacs Seven Co., Ltd.	2,500	66,006
	Bank of Yokohama, Ltd.	155,000	1,102,566
	Benesse Corp.	7,700	281,653

	Bosch Corp.	30,000	$143,642
	Bridgestone Corp.	83,000	1,662,429
	Brother Industries, Ltd.	31,000	396,193
#	Calsonic Kansei Corp.	15,000	54,693
	Canon Electronics, Inc.	6,000	161,791
	Canon Marketing Japan, Inc.	7,000	136,772
	Canon, Inc.	127,500	7,277,633
	Canon, Inc. Sponsored ADR	9,950	568,344
#	Casio Computer Co., Ltd.	29,000	442,934
	Central Glass Co., Ltd.	14,000	72,198
	Central Japan Railway Co.	254	2,848,654
	Chiyoda Corp.	17,000	291,559
	Chubu Electric Power Co., Ltd.	89,300	2,380,328
	Chudenko Corp.	2,700	45,298
#	Chugai Pharmaceutical Co., Ltd.	54,600	979,899
#	Circle K Sunkus Co., Ltd.	5,100	82,262
#	Citizen Holdings Co., Ltd.	47,000	437,607
	CMK Corp.	3,000	31,038
	Coca-Cola West Japan Co., Ltd.	4,600	101,985
	Comsys Holdings Corp.	11,000	123,267
	Cosmo Oil Co., Ltd.	74,000	334,281
	Credit Saison Co., Ltd.	20,700	544,194
	CSK Holdings Corp.	7,900	289,795
#	Culture Convenience Club Co., Ltd.	12,000	45,193
	Dai Nippon Printing Co., Ltd.	84,000	1,226,071
	Dai Nippon Screen Mfg. Co., Ltd.	28,000	196,007
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	218,392
	Daibiru Corp.	9,000	111,704
	Daicel Chemical Industries, Ltd.	28,000	197,590
#	Daido Steel Co., Ltd.	37,000	309,491
	Daifuku Co., Ltd.	6,000	70,507
	Daihatsu Motor Co., Ltd.	36,000	345,813
	Daiichi Sankyo Co, Ltd.	53,546	1,460,904
	Daikin Industries, Ltd.	39,000	1,750,028
	Daikyo, Inc.	13,000	46,684
#	Daimaru, Inc.	27,000	293,808
	Dainippon Ink & Chemicals, Inc.	94,000	387,974
#	Daio Paper Corp.	8,000	65,480
	Daito Trust Construction Co., Ltd.	9,800	461,876
	Daiwa House Industry Co., Ltd.	65,000	863,500
	Daiwa Securities Co., Ltd.	179,000	1,774,276
	DCM Japan Holdings Co., Ltd.	14,000	111,773
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	74,000	377,441
	Denso Corp.	78,000	2,731,211
	Dentsu, Inc.	242	675,008
	Disco Corp.	1,700	99,531
	Don Quijote Co., Ltd.	4,200	86,547
	Dowa Holdings Co., Ltd.	32,000	356,836
	East Japan Railway Co.	448	3,570,345
#	Ebara Corp.	54,000	242,899
	Edion Corp.	11,800	124,903
	Eisai Co., Ltd.	36,600	1,524,519

	Electric Power Development Co., Ltd.	19,000	$697,207
*	Elpida Memory, Inc.	13,000	502,171
	Epson Toyocom Corp.	10,000	68,409
	Exedy Corp.	3,000	86,848
#	Ezaki Glico Co., Ltd.	10,000	97,677
#	FamilyMart Co., Ltd.	6,000	154,447
	Fancl Corp.	5,100	71,620
	Fanuc, Ltd.	27,100	2,634,005
#	Fast Retailing Co., Ltd.	10,200	599,552
	Fuji Electric Holdings Co., Ltd.	64,000	277,434
	Fuji Heavy Industries, Ltd.	68,000	285,031
	Fuji Soft, Inc.	2,600	53,704
	FUJIFILM Holdings Corp.	66,000	2,842,943
	Fujikura, Ltd.	39,000	231,994
	Fujitsu, Ltd.	250,440	1,710,970
*	Fukuoka Financial Group, Inc.	83,000	478,255
	Fukuyama Transporting Co., Ltd.	11,000	51,188
	Funai Electric Co., Ltd.	2,500	110,291
	Furukawa Electric Co., Ltd.	70,000	332,328
#	Futaba Corp.	3,600	79,954
#	Futaba Industrial Co., Ltd.	4,400	110,932
	Glory, Ltd.	6,200	180,581
*	GMO Internet, Inc.	2,000	7,157
	Goldcrest Co., Ltd.	1,600	72,242
	Gulliver International Co., Ltd.	340	17,171
	Gunze, Ltd.	19,000	95,435
	Hakuhodo Dy Holdings, Inc.	3,000	208,639
	Hamamatsu Photonics K.K.	9,400	286,585
#	Hankyu Department Stores, Inc.	13,000	113,431
	Hankyu Hanshin Holdings, Inc.	146,000	741,578
*	Haseko Corp.	126,500	340,773
#	Heiwa Corp.	6,700	79,953
	Hikari Tsushin, Inc.	3,800	110,497
	Hino Motors, Ltd.	53,000	379,180
	Hirose Electric Co., Ltd.	3,700	445,287
	Hisamitsu Pharmaceutical Co., Inc.	5,000	137,209
	Hitachi Cable, Ltd.	18,000	104,857
	Hitachi Chemical Co., Ltd.	17,700	361,066
	Hitachi Construction Machinery Co., Ltd.	12,000	421,864
	Hitachi High-Technologies Corp.	12,700	297,059
	Hitachi Koki Co., Ltd.	11,000	183,463
	Hitachi Kokusai Electric, Inc.	12,000	153,375
#	Hitachi Maxell, Ltd.	3,700	39,808
#	Hitachi Metals, Ltd.	25,000	287,473
	Hitachi Software Engineering Co., Ltd.	6,300	126,567
	Hitachi Transport System, Ltd.	11,000	126,321
# *	Hitachi Zosen Corp.	79,500	130,532
	Hitachi, Ltd.	359,000	2,314,823
	Hitachi, Ltd. Sponsored ADR	9,400	605,830
	Hokkaido Electric Power Co., Inc.	21,100	477,146
	Hokkoku Bank, Ltd.	22,000	99,155
	Hokuetsu Paper Mills, Ltd.	18,000	91,712

	Hokuhoku Financial Group, Inc.	171,000	$500,818
#	Hokuriku Electric Power Co., Inc.	20,200	408,986
	Honda Motor Co., Ltd.	167,600	5,508,670
	Honda Motor Co., Ltd. Sponsored ADR	41,900	1,379,348
	Horiba, Ltd.	4,000	162,233
#	House Foods Corp.	14,800	240,798
	Hoya Corp.	55,100	1,910,443
	Ibiden Co., Ltd.	15,400	1,311,082
	Iino Kaiun Kaisha, Ltd.	7,000	88,461
	INPEX Holdings, Inc.	23	210,381
	Isetan Co., Ltd.	22,900	302,550
	Ishikawajima-Harima Heavy Industries Co., Ltd.	152,000	492,923
	Isuzu Motors, Ltd.	170,000	922,000
*	Ito En Ltd	1,680	32,645
#	ITO EN, Ltd.	5,600	140,248
	Itochu Corp.	202,000	2,181,378
	Itochu Techno-Solutions Corp.	4,200	165,649
#	Izumi Co., Ltd.	5,000	72,713
*	Japan Airlines System Corp.	252,000	574,110
#	Japan Airport Terminal Co., Ltd.	7,000	140,062
	Japan Aviation Electronics Industry, Ltd.	6,000	86,700
	Japan Petroleum Exploration Co., Ltd.	6,000	383,072
*	Japan Tobacco, Inc.	586	3,254,354
	JFE Holdings, Inc.	76,500	4,981,113
	JFE Shoji Holdings, Inc.	15,000	97,022
	JGC Corp.	23,000	403,486
	Joint Corp.	5,200	147,537
	JS Group Corp.	33,740	668,768
	JSR Corp., Tokyo	22,000	492,310
	JTEKT Corp.	19,560	310,783
	Juroku Bank, Ltd.	40,000	223,503
#	Kagome Co., Ltd.	4,900	86,976
	Kajima Corp.	106,000	441,837
	Kamigumi Co., Ltd.	30,000	257,732
#	Kandenko Co., Ltd.	8,000	42,298
	Kaneka Corp.	37,000	299,666
	Kansai Electric Power Co., Inc.	103,500	2,418,059
	Kansai Paint Co., Ltd.	20,000	154,874
	Kao Corp.	65,000	1,848,159
#	Katokichi Co., Ltd.	9,300	43,655
	Kawasaki Heavy Industries, Ltd.	158,000	619,330
	Kawasaki Kisen Kaisha, Ltd.	64,000	823,240
	Kayaba Industry Co., Ltd.	16,000	74,546
	KDDI Corp.	344	2,653,154
	Keihin Corp.	4,100	76,765
#	Keihin Electric Express Railway Co., Ltd.	52,000	327,343
	Keio Corp.	68,000	418,872
	Keisei Electric Railway Co., Ltd.	39,000	213,960
	Keyence Corp.	4,820	1,070,153
	Kikkoman Corp.	18,000	243,559
	Kinden Corp.	14,000	119,709
#	Kintetsu Corp.	181,280	541,669

	Kirin Brewery Co., Ltd.	101,000	$1,256,739
	Kissei Pharmaceutical Co., Ltd.	4,000	74,333
	Kobayashi Pharmaceutical Co., Ltd.	2,700	90,789
	Kobe Steel, Ltd.	355,000	1,290,938
#	Koei Co., Ltd.	3,640	62,120
#	Koito Manufacturing Co., Ltd.	14,000	158,322
	Kokuyo Co., Ltd.	8,000	80,938
	Komatsu, Ltd.	119,000	3,656,088
	Komeri Co., Ltd.	4,000	105,304
	Komori Corp.	6,000	140,833
	Konami Co., Ltd.	8,600	216,959
	Konica Minolta Holdings, Inc.	54,500	852,400
	Kose Corp.	3,690	100,717
	Kubota Corp.	112,000	873,051
	Kubota Corp. Sponsored ADR	6,445	252,064
	Kuraray Co., Ltd.	44,000	577,480
	Kurita Water Industries, Ltd.	13,400	406,246
	K’s Holdings Corp.	5,280	135,633
	Kyocera Corp.	18,300	1,675,285
	Kyocera Corp. Sponsored ADR	3,000	275,190
	Kyorin Co., Ltd.	6,000	82,854
	Kyowa Exeo Corp.	14,000	149,247
	Kyowa Hakko Kogyo Co., Ltd.	38,000	368,653
	Kyushu Electric Power Co., Inc.	49,500	1,320,947
#	Lawson Inc.	8,100	269,041
	Leopalace21 Corp.	15,000	462,483
	Lintec Corp.	4,000	74,792
	Lion Corp.	19,000	98,941
	Mabuchi Motor Co., Ltd.	3,400	221,537
	Maeda Corp.	13,000	50,232
	Makino Milling Machine Co., Ltd.	11,000	114,566
	Makita Corp.	13,000	502,480
	Makita Corp. Sponsored ADR	1,630	62,771
	Marubeni Corp.	192,000	1,561,404
	Marui Co., Ltd.	35,200	402,979
#	Maruichi Steel Tube, Ltd.	6,000	159,290
#	Matsui Securities Co., Ltd.	9,700	80,737
	Matsumotokiyoshi Co., Ltd.	4,100	82,716
	Matsushita Electric Industrial Co., Ltd.	235,188	4,099,566
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	29,300	511,578
	Matsushita Electric Works, Ltd.	79,000	965,036
#	Matsuzakaya Holdings Co., Ltd.	14,000	109,075
	Mazda Motor Corp.	111,000	558,578
	Mediceo Paltac Holdings Co., Ltd.	23,600	363,454
	Meiji Dairies Corp.	21,000	116,911
	Meiji Seika Kaisha, Ltd. Tokyo	28,000	130,416
#	Meitec Corp.	3,400	109,084
	Millea Holdings, Inc.	87,100	3,373,968
	Millea Holdings, Inc. ADR	9,582	370,335
	Minebea Co., Ltd.	31,000	189,162
	Miraca Holdings, Inc.	4,500	95,687
*	Misawa Homes Holdings, Inc.	3,000	33,454

	MISUMI Group, Inc.	10,000	$171,881
	Mitsubishi Chemical Holdings Corp.	156,990	1,466,985
	Mitsubishi Corp.	182,500	5,122,486
	Mitsubishi Electric Corp.	259,000	3,037,090
	Mitsubishi Estate Co., Ltd.	157,000	4,197,291
	Mitsubishi Gas Chemical Co., Inc.	46,000	387,445
	Mitsubishi Heavy Industries, Ltd.	431,000	2,632,927
	Mitsubishi Logistics Corp.	20,000	273,093
	Mitsubishi Materials Corp.	127,000	703,337
# *	Mitsubishi Motors Corp.	422,000	601,178
	Mitsubishi Rayon Co., Ltd.	66,000	420,598
	Mitsubishi UFJ Financial Group, Inc.	923	8,852,391
	Mitsubishi UFJ Financial Group, Inc. ADR	231,700	2,224,320
*	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	78,907
#	Mitsubishi UFJ NICOS Co., Ltd.	67,000	181,308
	Mitsubishi UFJ Securities Co., Ltd.	66,120	639,560
	Mitsui & Co., Ltd.	161,000	3,346,739
	Mitsui & Co., Ltd. Sponsored ADR	1,933	811,125
	Mitsui Chemicals, Inc.	76,000	687,948
	Mitsui Engineering and Shipbuilding Co., Ltd.	80,000	417,332
	Mitsui Mining and Smelting Co., Ltd.	60,000	244,418
	Mitsui O.S.K. Lines, Ltd.	143,000	2,100,625
	Mitsui Sumitoma Insurance Co., Ltd.	163,790	1,848,248
	Mitsui Trust Holdings, Inc.	86,000	717,129
#	Mitsukoshi, Ltd.	52,000	231,196
	Mitsumi Electric Co., Ltd.	6,300	236,167
	Mizuho Financial Group, Inc.	1,273	8,001,074
#	Mizuho Investors Securities Co., Ltd.	86,000	154,807
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,162,891
	Mochida Pharmaceutical Co., Ltd.	8,000	73,548
	Modec, Inc.	1,900	58,958
	Mori Seiki Co., Ltd.	9,300	229,127
	Murata Manufacturing Co., Ltd.	27,100	1,898,833
	Musashino Bank, Ltd.	2,400	115,563
	Nabtesco Corp.	13,000	180,099
	Nachi-Fujikoshi Corp.	29,000	122,360
	Nagase & Co., Ltd.	10,000	121,482
	Nagoya Railroad Co., Ltd.	103,000	300,566
	Namco Bandai Holdings, Inc.	25,900	375,192
	NEC Corp.	216,000	1,018,524
	NEC Corp. Sponsored ADR	26,546	125,032
	NEC Fielding, Ltd.	2,700	36,003
#	Net One Systems Co., Ltd.	46	56,009
	NGK Insulators, Ltd.	33,000	1,090,447
#	NGK Spark Plug Co., Ltd.	20,000	329,785
	NHK Spring Co., Ltd.	23,000	206,075
	Nichicon Corp.	5,600	73,390
	Nichirei Corp.	48,000	225,366
	Nidec Corp.	11,000	770,836
	Nidec Corp. ADR	7,600	133,684
	Nidec Sankyo Corp.	11,000	73,994
	Nifco, Inc.	4,000	93,803

	Nihon Parkerizing Co., Ltd.	5,000	$69,679
	Nihon Unisys, Ltd.	4,900	60,737
	Nikon Corp.	42,000	1,311,979
	Nintendo Co., Ltd.	12,800	5,891,478
	Nippon Electric Glass Co., Ltd.	42,500	617,770
	Nippon Express Co., Ltd.	95,000	499,310
	Nippon Kayaku Co., Ltd.	31,000	246,818
	Nippon Light Metal Co., Ltd.	44,000	96,321
	Nippon Meat Packers, Inc.	17,000	184,114
	Nippon Mining Holdings, Inc.	109,500	987,891
	Nippon Mitsubishi Oil Corp.	168,000	1,413,544
#	Nippon Paint Co., Ltd.	23,000	111,352
	Nippon Paper Group, Inc.	90	302,772
	Nippon Seiki Co., Ltd.	7,000	177,216
	Nippon Sheet Glass Co., Ltd.	62,000	364,754
	Nippon Shokubai Co., Ltd.	12,000	106,568
	Nippon Steel Corp.	806,000	5,632,201
	Nippon Suisan Kaisha, Ltd.	30,000	136,816
	Nippon Telegraph & Telephone Corp.	2,177	10,022,186
#	Nippon Yakin Kogyo Co., Ltd.	7,500	67,330
	Nippon Yusen KK	133,000	1,311,475
#	Nipponkoa Insurance Co., Ltd.	88,000	816,744
#	Nipro Corp.	5,000	99,174
#	NIS Group Co., Ltd.	10,125	50,280
#	Nishimatsu Construction Co., Ltd.	23,000	74,888
#	Nishimatsuya Chain Co., Ltd.	4,200	55,223
	Nishi-Nippon Bank, Ltd.	80,000	251,086
	Nishi-Nippon Railroad Co., Ltd.	26,000	91,115
	Nissan Chemical Industries, Ltd.	15,000	188,088
	Nissan Motor Co., Ltd.	437,600	4,180,338
	Nissan Shatai Co., Ltd.	7,000	42,392
	Nissay Dowa General Insurance Co., Ltd.	29,000	173,005
#	Nissha Printing Co., Ltd.	6,000	166,739
	Nisshin Seifun Group, Inc.	30,500	279,684
	Nisshin Steel Co., Ltd.	93,000	370,763
	Nisshinbo Industries, Inc.	22,000	269,878
#	Nissin Food Products Co., Ltd.	12,600	400,448
	Nissin Kogyo Co., Ltd.	4,600	118,869
	Nitto Denko Corp.	19,400	904,113
	NOF Corp.	17,000	76,291
	NOK Corp.	15,000	290,772
	Nomura Holdings, Inc. ADR	37,500	662,625
	Nomura Research Institute, Ltd.	19,500	656,390
	Nomura Securities Co., Ltd.	200,000	3,531,065
	NS Solutions Corp.	3,900	109,395
	NSK, Ltd.	54,000	462,640
	NTN Corp.	54,000	442,349
	NTT Data Corp.	303	1,465,827
	NTT DoCoMo, Inc.	6,017	9,172,228
	Obayashi Corp.	82,000	423,507
	Obic Co., Ltd.	1,000	197,658
#	Odakyu Electric Railway Co., Ltd.	77,000	470,325

	Oji Paper Co., Ltd.	98,000	$489,872
	Okamura Corp.	18,000	143,160
#	Okasan Holdings, Inc.	27,000	160,014
# *	Oki Electric Industry Co., Ltd.	78,000	139,266
	OKUMA Corp.	22,000	326,412
#	Okumura Corp.	16,000	89,480
	Olympus Corp.	28,000	1,188,945
#	OMC Card, Inc.	8,000	37,456
	Omron Corp.	27,600	720,473
	Ono Pharmaceutical Co., Ltd.	11,800	606,963
	Onward Kashiyama Co., Ltd.	18,000	213,039
#	Oracle Corp. Japan	17,500	769,759
	Oriental Land Co., Ltd.	9,400	530,535
	Osaka Gas Co., Ltd.	255,000	947,106
#	OSG Corp.	12,000	149,414
	Otsuka Corp.	2,800	282,701
#	Pacific Metals Co., Ltd.	19,000	262,415
#	PanaHome Corp.	21,000	125,165
#	Paris Miki, Inc.	1,900	24,214
#	Park24 Co., Ltd.	12,800	123,179
#	Pioneer Electronic Corp.	19,300	234,553
#	Promise Co., Ltd.	6,500	178,867
	Q.P. Corp.	8,900	82,864
	Rengo Co., Ltd.	17,000	105,972
	Resona Holdings, Inc.	1,412	2,970,703
	Resorttrust, Inc.	3,600	78,950
	RICOH COMPANY, Ltd.	90,000	1,980,985
	Right On Co., Ltd.	1,600	16,689
	Rinnai Corp.	3,000	93,442
	Rohm Co., Ltd.	13,600	1,211,026
	Round One Corp.	32	75,035
	Ryobi, Ltd.	11,000	70,113
#	Ryohin Keikaku Co., Ltd.	3,400	220,397
#	Ryoshoku, Ltd.	2,600	60,039
#	Sagami Railway Co., Ltd.	27,000	92,470
#	Sanken Electric Co., Ltd.	16,000	110,904
	Sankyo Co., Ltd.	8,700	358,743
#	Sankyu, Inc., Tokyo	26,000	143,712
#	Sanrio Co., Ltd.	8,600	99,061
	Santen Pharmaceutical Co., Ltd.	10,100	250,093
	Sanwa Shutter Corp.	28,000	163,505
# *	Sanyo Electric Co., Ltd.	154,000	239,251
	Sanyo Special Steel Co., Ltd.	16,000	133,584
	Sapporo Hokuyo Holdings, Inc.	42	449,142
#	Sapporo Holdings, Ltd.	46,000	264,336
	Secom Co., Ltd.	26,500	1,287,019
#	Sega Sammy Holdings, Inc.	24,048	365,169
	Seiko Epson Corp.	17,700	460,252
#	Seino Holdings Co., Ltd.	14,000	138,104
# *	Seiyu, Ltd.	28,000	24,108
	Sekisui Chemical Co., Ltd.	56,000	414,514
	Sekisui House, Ltd.	62,000	806,354

	Seven & I Holdings Co., Ltd.	130,576	$3,481,625
	Sharp Corp., Osaka	134,000	2,329,269
	Shiga Bank, Ltd.	19,000	125,795
	Shikoku Bank, Ltd.	14,000	55,446
#	Shikoku Electric Power Co., Inc.	23,200	596,200
#	Shimachu Co., Ltd.	4,600	124,731
	Shimadzu Corp.	33,000	340,117
	Shimamura Co., Ltd.	2,400	222,524
	Shimano, Inc.	7,700	246,700
	Shimizu Corp.	74,000	471,729
	Shin-Etsu Chemical Co., Ltd.	57,600	4,164,323
	Shinko Electric Industries Co., Ltd.	6,000	132,583
	Shinko Securities Co., Ltd.	64,000	304,623
	Shinsei Bank, Ltd.	171,000	570,383
	Shionogi & Co., Ltd.	35,000	509,307
	Shiseido Co., Ltd.	47,000	980,725
	Shizuoka Bank, Ltd.	70,000	732,231
	Showa Corp.	4,300	53,141
#	Showa Denko KK	126,000	458,843
	Showa Shell Sekiyu K.K.	35,100	425,282
	SMC Corp.	6,900	916,598
#	Softbank Corp.	95,300	1,829,224
	Sohgo Security Services Co.,Ltd.	13,600	213,836
	Sojitz Corp.	126,300	525,559
	Sompo Japan Insurance, Inc.	109,000	1,219,090
	Sony Corp.	106,300	5,089,158
	Sony Corp. Sponsored ADR	28,400	1,356,952
	Square Enix Co., Ltd.	9,500	294,559
	Stanley Electric Co., Ltd.	19,300	421,773
#	Star Micronics Co., Ltd.	4,000	114,996
	Sumco Techxiv Corp.	2,100	139,295
	Sumisho Computer Systems Corp.	1,600	32,461
	Sumitomo Bakelite Co., Ltd.	27,000	171,920
	Sumitomo Chemical Co., Ltd.	248,000	1,851,360
	Sumitomo Corp.	143,000	2,466,799
	Sumitomo Electric Industries, Ltd.	93,000	1,478,089
	Sumitomo Forestry Co., Ltd.	18,000	160,079
	Sumitomo Heavy Industries, Ltd.	73,000	816,075
	Sumitomo Metal Industries, Ltd., Osaka	557,000	2,809,347
	Sumitomo Metal Mining Co., Ltd.	75,000	1,484,061
	Sumitomo Mitsui Financial Group, Inc.	970	7,654,511
	Sumitomo Osaka Cement Co., Ltd.	35,000	86,054
	Sumitomo Real Estate Sales Co., Ltd.	2,800	229,391
	Sumitomo Realty & Development Co., Ltd.	49,000	1,602,492
	Sumitomo Rubber Industries, Ltd.	16,000	177,005
#	Sumitomo Titanium Corp.	3,600	281,636
	Sumitomo Trust & Banking Co., Ltd.	177,000	1,461,131
	Sumitomo Warehouse Co., Ltd.	26,000	167,705
	Sundrug Co., Ltd.	3,000	68,713
	Suruga Bank, Ltd.	27,000	355,064
	Suzuken Co., Ltd.	6,980	230,812
	Suzuki Motor Corp.	46,500	1,256,379

#	Sysmex Corp.	5,200	$186,142
	T&D Holdings, Inc.	33,900	1,968,280
	Tadano, Ltd.	11,000	140,938
	Taiheiyo Cement Corp.	108,000	426,497
	Taisei Corp.	116,000	370,802
	Taisho Pharmaceutical Co., Ltd.	30,000	587,038
	Taiyo Nippon Sanso Corp.	33,000	292,787
	Taiyo Yuden Co., Ltd.	13,000	260,407
	Takara Holdings, Inc.	14,000	80,065
	Takashimaya Co., Ltd.	34,000	365,159
	Takeda Pharmaceutical Co., Ltd.	115,700	7,916,035
	Tanabe Seiyaku Co., Ltd.	20,000	241,308
	TDK Corp.	14,200	1,214,227
	TDK Corp. Sponsored ADR	1,900	162,450
	Teijin, Ltd.	119,000	594,493
	Terumo Corp.	23,300	1,092,900
	The 77 Bank, Ltd.	44,000	296,975
	The Aichi Bank, Ltd.	700	70,423
	The Awa Bank, Ltd.	18,000	87,383
#	The Bank of Ikeda, Ltd.	2,600	114,438
#	The Bank of Iwate, Ltd.	1,500	85,622
#	The Bank of Kyoto, Ltd.	33,000	393,833
	The Bank of Nagoya, Ltd.	15,000	112,299
	The Chiba Bank, Ltd.	88,000	709,252
#	The Chugoku Bank, Ltd.	23,000	308,369
#	The Chugoku Electric Power Co., Ltd.	37,700	748,803
# *	The Daiei, Inc.	3,500	26,388
	The Daishi Bank, Ltd.	28,000	116,259
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	139,167
# *	The Goodwill Group, Inc.	248	51,746
	The Gunma Bank, Ltd.	59,000	408,852
	The Hachijuni Bank, Ltd.	42,000	325,528
	The Higo Bank, Ltd.	18,000	116,401
	The Hiroshima Bank, Ltd.	62,000	353,332
	The Hyakugo Bank, Ltd.	19,000	114,882
	The Hyakujishi Bank, Ltd.	23,000	112,271
	The Iyo Bank, Ltd.	31,000	293,789
	The Japan Steel Works, Ltd.	46,000	678,576
	The Joyo Bank, Ltd.	79,000	433,356
	The Kagoshima Bank, Ltd.	13,000	94,221
	The Keiyo Bank, Ltd.	21,000	119,506
	The Minato Bank, Ltd.	10,000	22,739
	The Nanto Bank, Ltd.	20,000	99,781
#	The Nisshin Oillio Group, Ltd.	10,000	53,752
	The Ogaki Kyoritsu Bank, Ltd.	18,000	98,901
	The Oita Bank, Ltd.	9,000	52,839
	The San-in Godo Bank, Ltd.	14,000	114,438
	THK Co., Ltd.	15,200	311,090
	TIS, Inc.	3,700	79,712
	Toagosei Co., Ltd.	15,000	54,141
#	Tobu Railway Co., Ltd.	98,000	440,682
	Toda Corp.	19,000	103,161

	Toho Bank, Ltd.	14,000	$56,565
	Toho Co., Ltd.	16,500	347,054
#	Toho Gas Co., Ltd.	75,000	381,758
#	Toho Titanium Co., Ltd.	4,000	139,795
	Toho Zinc Co., Ltd.	14,000	120,162
	Tohuku Electric Power Co., Inc.	56,100	1,338,676
	Tokai Carbon Co., Ltd.	18,000	207,502
	Tokai Rika Co., Ltd.	8,000	214,442
	Tokai Rubber Industries, Ltd.	10,000	186,147
	Tokai Tokyo Securities Co., Ltd.	20,000	94,193
	Tokuyama Corp.	28,000	380,782
	Tokyo Electric Power Co., Ltd	167,700	4,398,329
	Tokyo Electron, Ltd.	23,100	1,653,563
	Tokyo Gas Co., Ltd.	319,000	1,584,929
	Tokyo Leasing Co., Ltd.	2,000	21,242
	Tokyo Ohka Kogyo Co., Ltd.	3,600	76,913
#	Tokyo Seimitsu Co., Ltd.	2,900	86,908
	Tokyo Steel Manufacturing Co., Ltd.	10,100	133,544
	Tokyo Style Co., Ltd.	7,000	76,704
	Tokyo Tatemono Co., Ltd.	43,000	568,473
	Tokyo Tomin Bank, Ltd.	3,000	95,278
#	Tokyu Construction Co., Ltd.	6,190	33,786
	Tokyu Corp.	138,000	860,584
	Tokyu Land Corp.	54,000	497,341
#	TonenGeneral Sekiyu KK	37,000	366,497
	Topcon Corp.	6,000	101,539
	Toppan Forms Co., Ltd.	3,500	36,882
	Toppan Printing Co., Ltd.	68,000	683,370
	Toray Industries, Inc.	180,000	1,374,864
#	Toshiba Corp.	374,000	3,362,571
	Toshiba Machine Co., Ltd.	9,000	67,037
	Toshiba TEC Corp.	11,000	66,532
	Tosoh Corp.	43,000	262,823
#	TOTO, Ltd.	25,000	199,453
# *	Toyama Chemicals Co., Ltd.	24,000	139,272
	Toyo Ink Manufacturing Co., Ltd.	13,000	46,654
	Toyo Seikan Kaisha, Ltd.	21,300	404,839
	Toyo Suisan Kaisha, Ltd.	17,000	297,579
#	Toyo Tire & Rubber Co., Ltd.	13,000	70,927
#	Toyobo Co., Ltd.	77,000	178,803
	Toyoda Gosei Co., Ltd.	10,100	325,540
	Toyota Auto Body Co., Ltd.	7,500	117,476
	Toyota Motor Corp. Sponsored ADR	31,400	3,632,352
	Toyota Motor Credit Corp.	323,900	18,756,708
	Toyota Tsusho Corp.	27,381	678,179
	Trans Cosmos, Inc.	2,000	36,979
	Trend Micro, Inc.	9,500	389,654
	Trend Micro, Inc. Sponsored ADR	777	31,907
	Tsubakimoto Chain Co.	12,000	77,060
	Tsumura & Co.	9,000	146,832
	TV Asahi Corp.	97	174,026
	Ube Industries, Ltd.	109,000	341,580

#	Ulvac, Inc.	4,000	$151,393
	Uni-Charm Corp.	4,600	265,327
	Uniden Corp.	5,000	35,048
	UNY Co., Ltd.	22,000	191,944
	Urban Corp.	23,000	388,682
	Ushio, Inc.	14,000	272,758
	USS Co., Ltd.	3,260	219,528
*	Victor Co. of Japan, Ltd.	16,000	38,379
	Wacoal Corp.	10,000	125,340
	West Japan Railway Co.	233	1,124,965
	Xebio Co., Ltd.	2,550	65,911
	Yahoo! Japan Corp.	6,000	2,227,451
	Yakult Honsha Co., Ltd.	12,000	275,809
	Yamada Denki Co., Ltd.	12,200	1,225,530
	Yamaguchi Financial Group, Inc.	34,000	403,501
	Yamaha Corp.	20,300	429,745
	Yamaha Motor Co., Ltd.	21,000	552,605
	Yamanashi Chuo Bank, Ltd.	14,000	77,696
	Yamatake Corp.	5,200	168,720
	Yamato Kogyo Co., Ltd.	8,000	340,804
	Yamato Transport Co., Ltd.	45,000	660,200
#	Yamazaki Baking Co., Ltd.	12,000	90,202
	Yaskawa Electric Corp.	17,000	207,384
	Yodogawa Steel Works, Ltd.	13,000	68,552
	Yokogawa Electric Corp.	27,000	335,624
	Yokohama Rubber Co., Ltd.	26,000	170,219
#	Yoshinoya D&C Co., Ltd.	35	56,442
#	Zenrin Co., Ltd.	2,800	68,250
	Zensho Co., Ltd.	14,000	142,463
	Zeon Corp.	23,000	232,717
TOTAL COMMON STOCKS			413,582,515

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/10	24,000	—

TOTAL — JAPAN			413,582,515

NETHERLANDS — (3.7%)
COMMON STOCKS — (3.7%)
	ABN AMRO Holding NV	189,858	8,823,684
	Aegon NV	150,762	2,750,311
	Akzo Nobel NV	26,573	2,094,449
	Akzo Nobel NV Sponsor ADR	1,996	157,195
	Arcelor Mittal NV	104,029	6,853,456
*	ASML Holding NV	46,730	1,386,108
	Corporate Express NV	11,136	124,816
	Hagemeyer NV	142,542	604,932
	Heineken Holding NV	40,723	2,235,957
	Heineken NV	77,252	4,897,173
	Hunter Douglas NV	5,232	485,815
	ING Groep NV	219,463	8,832,617

	James Hardie Industries NV Sponsored ADR	500	$16,715
*	Koninklijke Ahold NV	8,320	111,738
*	Koninklijke Ahold NV	122,273	1,638,656
	Koninklijke Bam Groep NV	10,015	271,821
	Koninklijke Boskalis Westminster NV	3,056	132,338
	Koninklijke DSM NV	22,244	1,137,611
#	Koninklijke KPN NV	241,808	3,775,679
	Koninklijke Philips Electronics NV	138,607	5,479,735
	Koninklijke Vopak NV	1,296	76,066
	Randstad Holdings NV	20,298	1,137,750
	Reed Elsevier NV	67,133	1,211,091
	Reed Elsevier NV Sponsored ADR	3,400	122,808
	Royal Dutch Shell P.L.C. Series A	422,155	16,351,987
	Royal Numico NV	15,794	1,162,055
	SBM Offshore NV	13,580	508,458
	TNT NV	57,222	2,421,122
*	TomTom NV	10,600	691,169
	Unilever NV	180,129	5,518,818
	USG People NV	12,072	383,476
	Vedior NV	15,338	348,882
	Wolters Kluwer NV	27,979	815,716
TOTAL COMMON STOCKS			82,560,204

RIGHTS/WARRANTS — (0.0%)
*	Aegon Coupons	150,762	—
*	Buhrmann NV Coupons	1	—
*	Royal Dutch Coupons	422,155	—

TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			82,560,204

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	31,492	45,678
	Auckland International Airport, Ltd.	95,556	203,179
	Contact Energy, Ltd.	47,343	303,906
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	58,198
	Fisher & Paykel Healthcare Corp.	43,389	102,933
	Fletcher Building, Ltd.	45,204	372,472
	New Zealand Refining Co., Ltd.	15,823	79,913
	Sky City Entertainment Group, Ltd.	41,046	131,828
	Sky Network Television, Ltd.	35,044	136,908
#	Telecom Corporation of New Zealand, Ltd.	220,728	665,788
*	Tower, Ltd.	22,683	36,709
	Trustpower, Ltd.	21,162	122,651
	Warehouse Group, Ltd.	14,200	56,106

TOTAL — NEW ZEALAND			2,316,269

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
	Aker Kvaerner ASA	20,835	$523,444
	Aker Yards ASA	10,000	120,420
	Bonheur ASA	4,700	207,665
# *	Det Norske Oljeselskap ASA	146,000	260,283
	DNB Nor ASA Series A	87,400	1,198,102
#	Fred Olsen Energy ASA	5,500	253,348
	Norsk Hydro ASA	84,500	3,112,503
	Norsk Hydro ASA Sponsored ADR	11,200	411,824
	Norske Skogindustrier ASA Series A	20,085	244,704
	Odfjell ASA Series A	3,400	66,580
	Orkla ASA	120,855	1,961,754
	Petroleum Geo Services ASA	16,650	391,160
	Petroleum Geo-Services ASA ADR	3,000	70,593
	Prosafe ASA	22,500	338,828
	Schibsted ASA	4,700	212,456
	Statoil ASA	98,701	2,839,788
	Storebrand ASA	29,100	448,178
	Tandberg ASA Series A	20,000	436,105
*	TGS Nopec Geophysical Co. ASA	11,100	190,216
#	Tomra Systems ASA	14,400	99,460
	Wilh. Wilhelmsen ASA	2,900	126,866
	Yara International ASA	24,800	660,135

TOTAL — NORWAY			14,174,412

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	44,098	388,890
#	Banco Eomercial Portugues, S.A.	210,677	984,144
	Banco Espirito Santo, SA (BES)	32,266	698,214
	Brisa Auto Estradas de Portugal SA	27,775	356,593
	Cimpor Cimentos de Portugal SA	34,848	327,318
	Energias de Portugal SA	199,346	1,094,379
	Portugal Telecom SA	75,151	1,030,551
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	209,607
*	Sonae Industria SGPS SA	7,384	95,537
	Sonae SGPS SA	108,923	290,151

TOTAL — PORTUGAL			5,475,384

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
	Allgreen Properties, Ltd.	121,500	136,432
	Ascott Group, Ltd.	174,000	177,703
#	Asia Pacific Breweries, Ltd.	14,000	122,957
	Capitaland, Ltd.	115,500	560,821
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	78,595
	City Developments, Ltd.	60,000	588,102
	Comfortdelgro Corp., Ltd.	215,000	275,862

	Cosco Corp. (Singapore), Ltd.	132,000	$437,049
	DBS Group Holdings, Ltd.	142,000	1,866,250
	Fraser & Neave, Ltd.	96,500	314,766
#	Guocoland, Ltd.	25,000	77,932
	Hartford Education Corp., Ltd.	7,666	1,007
	Hotel Properties, Ltd.	20,900	58,944
#	Hyflux, Ltd.	15,000	25,927
	Jardine Cycle & Carriage, Ltd.	18,680	192,583
#	Keppel Corp., Ltd.	126,000	1,057,608
	Keppel Land, Ltd.	34,000	171,875
	K-REIT Asia	6,800	10,819
	Labroy Marine, Ltd.	74,000	96,006
*	MobileOne, Ltd.	37,260	51,546
	Neptune Orient Lines, Ltd.	47,000	150,926
*	Olam International, Ltd.	64,000	126,836
	Overseas Chinese Banking Corp., Ltd.	309,320	1,738,878
	Parkway Holdings, Ltd.	102,900	267,914
	Raffles Education Corp., Ltd.	92,000	123,922
	SembCorp Industries, Ltd.	94,320	349,075
	SembCorp Marine, Ltd.	77,000	211,024
	Singapore Airlines, Ltd.	85,000	1,061,146
	Singapore Land, Ltd.	11,000	71,644
	Singapore Petroleum Co., Ltd.	11,000	42,495
	Singapore Post, Ltd.	102,000	83,172
	Singapore Press Holdings, Ltd.	175,000	498,961
	Singapore Technologies Engineering, Ltd.	174,000	420,364
	Singapore Telecommunications, Ltd.	1,298,650	3,105,881
	SMRT Corp., Ltd.	59,000	67,319
	Starhub, Ltd.	70,730	140,102
	United Industrial Corp., Ltd.	88,000	161,824
#	United Overseas Bank, Ltd.	154,000	2,104,533
	UOL Group, Ltd.	51,500	168,562
	Venture Corp., Ltd.	29,000	297,124
	Wheelock Properties (S), Ltd.	69,000	117,228

TOTAL — SINGAPORE			17,611,714

SPAIN — (3.5%)
COMMON STOCKS — (3.5%)
	Abengoa SA	4,016	179,281
#	Abertis Infraestructuras SA	48,832	1,482,486
#	Acciona SA	5,051	1,267,588
#	Acerinox SA	15,983	402,340
	Actividades de Construccion y Servicios SA	27,066	1,489,673
	Altadis SA	25,773	1,711,006
# *	Antena 3 de Television SA	9,752	182,600
	Banco Bilbao Vizcaya SA	48,730	1,126,113
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	399,400	9,274,068
	Banco de Andalucia SA	655	69,990
#	Banco de Sabadell SA	115,188	1,121,038
#	Banco de Valencia SA	8,579	475,787
#	Banco Espanol de Credito SA	52,035	1,014,618

	Banco Pastor SA	15,098	$280,778
#	Banco Popular Espanol SA	92,923	1,696,275
#	Banco Santander Central Hispano SA	566,687	10,353,367
	Banco Santander Central Hispano SA Sponsored ADR	156,732	2,863,494
#	Bankinter SA	33,870	520,798
	Cementos Portland Valderrivas SA	1,338	154,262
	Cia Espanola de Petroleous SA	2,626	249,988
#	Cintra Concesiones de Infraestructuras de Transporte SA	14,975	235,971
#	Compania de Distribucion Integral Logista SA	3,181	229,699
	Ebro Puleva SA	8,097	177,988
	Enagas SA	17,311	394,052
	Endesa SA	89,410	4,860,086
	Fomento de Construcciones y Contratas SA	11,974	1,044,693
	Gamesa Corporacion Tecnologica SA	15,772	628,915
	Gas Natural SDG SA	43,183	2,302,257
	Gestevision Telecinco SA	7,000	186,426
	Grupo Catalana Occidente SA	9,167	313,285
#	Grupo Ferrovial SA	11,821	1,037,899
	Iberdrola SA	87,255	4,839,849
	Iberia Lineas Aereas de Espana SA	65,471	298,172
	Indra Sistemas SA	17,124	448,187
	Industria de Diseno Textil SA	60,827	3,571,072
	Mapfre SA	76,680	338,562
	Obrascon Huarte Lain SA	6,034	238,079
	Promotora de Informaciones SA	17,174	368,286
	Red Electrica de Espana SA	9,357	421,435
#	Repsol YPF SA	87,508	3,153,298
	Repsol YPF SA Sponsored ADR	13,800	496,248
#	Sacyr Vallehermoso SA	21,707	860,120
	Sociedad General de Aguas de Barcelona SA Class A	8,150	296,631
*	Sogecable SA	6,296	238,718
	Sol Melia SA	8,400	166,037
	Telefonica SA	405,073	10,073,246
	Telefonica SA Sponsored ADR	41,300	3,084,284
	Union Fenosa SA	19,200	1,050,713
#	Zardoya Otis SA	21,892	690,277

TOTAL — SPAIN			77,960,035

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
	Alfa Laval AB	10,400	628,046
	Assa Abloy AB Series B	37,900	787,482
	Atlas Copco AB Series A	113,100	1,889,177
	Atlas Copco AB Series B	49,600	788,571
	Boliden AB	42,100	887,446
	Castellum AB	14,800	184,110
	Electrolux AB Series B	33,400	751,410
	Elekta AB Series B	5,000	76,580
	Eniro AB	26,000	316,158
	Fabege AB	15,070	169,976
	Getinge AB	22,800	499,558

	Hennes & Mauritz AB Series B	67,750	$3,830,267
	Holmen AB Series B	6,000	230,018
*	Husqvarna AB Series A	8,400	106,606
	Husqvarna AB Series B	28,000	358,760
	JM AB	8,860	235,048
*	Lundin Petroleum AB	24,000	232,043
	Meda AB Series A	16,600	246,719
*	Metro International SA SDR Series A	3,360	3,144
*	Metro International SA SDR Series B	6,720	6,448
	Modern Times Group AB Series B	6,100	350,820
	NCC AB Series B	7,400	195,911
	Nobia AB	22,800	254,372
	Nordea Bank AB	316,648	4,837,783
	OMX AB	7,600	263,089
	PEAB AB Series B	4,400	133,305
	Sandvik AB	115,800	2,366,629
	Scania AB Series A	16,000	389,996
	Scania AB Series B	50,400	1,176,043
	Securitas AB Series B	36,700	485,414
*	Securitas Direct AB Series B	36,700	103,904
	Securitas Systems AB Series B	36,700	129,202
	Skandinaviska Enskilda Banken AB (SEB) Series A	60,900	1,845,224
	Skanska AB Series B	45,800	931,162
#	SKF AB Series A	9,200	188,158
	SKF AB Series B	49,900	1,022,422
#	SSAB Svenskt Stal AB Series A	29,500	1,007,802
	SSAB Svenskt Stal AB Series B	7,800	246,046
	Svenska Cellulosa AB Series B	79,600	1,384,158
	Svenska Handelsbanken AB Series A	60,900	1,697,371
*	Swedbank AB Series A	45,200	1,484,833
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	614,531
	Tele2 AB Series B	36,350	665,903
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	5,613,718
	Telefonaktiebolaget LM Erricson Sponsored ADR	32,200	1,198,162
	TeliaSonera AB	555,400	4,341,158
	Trelleborg AB Series B	8,800	212,671
	Volvo AB Series A	73,300	1,273,632
	Volvo AB Series B	149,700	2,596,146
	Volvo AB Sponsored ADR	14,500	250,850
TOTAL COMMON STOCKS			49,487,982

RIGHTS/WARRANTS — (0.0%)
*	Ssab Svenskt Stal AB Series B Rights 08/23/07	7,800	7,802

TOTAL — SWEDEN			49,495,784

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
	ABB, Ltd.	190,743	4,710,075
	ABB, Ltd. Sponsored ADR	96,400	2,377,224
*	Actelion, Ltd.	5,062	281,225

	Adecco SA	18,801	$1,228,614
	Baloise-Holding AG	5,987	550,078
	Banque Cantonale Vaudoise (BCV)	422	199,525
	Barry Callebaut AG	267	192,927
	BKW FMB Energie AG	5,560	545,743
	Ciba Specialty Chemicals AG	5,741	314,671
	Ciba Specialty Chemicals AG Sponsored ADR	2,200	60,176
	Clariant AG	29,424	393,042
	Compagnie Financiere Richemont AG Series A	70,429	4,371,030
	Credit Suisse Group	134,647	8,836,638
	Credit Suisse Group Sponsored ADR	12,700	833,628
*	Efg International	5,534	245,584
	Ems-Chemie Holding AG	1,427	190,265
	Geberit AG	4,959	732,192
	Givaudan SA	798	721,912
	Holcim, Ltd.	28,269	3,065,279
	Julius Baer Holdings, Ltd. AG	22,316	1,483,528
	Kuehne & Nagel International AG	15,160	1,422,312
	Lindt & Spruengli AG	12	381,990
*	Logitech International SA	18,063	489,319
	Lonza Group AG	4,309	423,127
	Nestle SA	59,091	25,754,261
	Nobel Biocare Holding AG	2,137	583,263
	Novartis AG	239,486	12,624,482
	Novartis AG ADR	27,300	1,437,345
# *	Oerlikon Corp.	1,608	520,028
	Phonak Holding AG	10,755	953,716
	Roche Holding AG Bearer	23,956	4,681,513
	Roche Holding AG Genusschein	84,641	14,744,032
	Schindler Holding AG	1,480	90,778
	Schindler Holding AG	18,450	1,155,927
	SGS SA	933	1,118,185
	Sika AG	278	561,975
	Straumann Holding AG	1,836	504,501
	Sulzer AG	441	586,052
	Swatch Group AG	4,325	1,299,146
	Swiss Life Holding	3,706	882,186
#	Swiss Re	45,553	3,843,402
	Swisscom AG	10,343	3,639,555
	Syngenta AG	9,259	1,734,520
	Syngenta AG ADR	16,500	619,080
	Synthes, Inc.	5,130	586,790
	The Swatch Group AG	18,164	1,023,593
	UBS AG	219,630	11,499,817
	UBS AG ADR	23,661	1,236,051
	Vontobel Holdings AG	4,110	201,127
	Zurich Financial SVCS AG	19,567	5,619,650

TOTAL — SWITZERLAND			131,551,079

UNITED KINGDOM — (19.2%)
COMMON STOCKS — (19.2%)
	Aberdeen Asset Management P.L.C.	110,205	$397,540
	Admiral Group P.L.C.	28,290	483,017
	Aegis Group P.L.C.	93,242	248,840
	Alliance & Leicester P.L.C.	46,652	993,523
	Amec P.L.C.	38,159	504,814
	Amlin P.L.C.	68,021	419,951
	Amvesco P.L.C. Sponsored ADR	4,500	111,105
	Anglo American P.L.C.	171,343	9,836,860
	Antofagasta P.L.C.	193,550	2,785,175
	ARM Holdings P.L.C.	139,465	415,850
	Arriva P.L.C.	25,545	391,463
	Associated British Foods P.L.C.	158,357	2,766,089
	AstraZeneca P.L.C.	170,638	8,409,630
	AstraZeneca P.L.C. Sponsored ADR	20,400	1,003,680
	Aviva P.L.C.	333,912	4,783,395
	BAE Systems P.L.C.	386,920	3,621,867
	Balfour Beatty P.L.C.	38,213	367,095
	Barclays P.L.C.	720,934	8,936,421
	Barclays P.L.C. Sponsored ADR	37,100	1,840,160
	Barratt Developments P.L.C.	38,546	723,859
	BBA Aviation P.L.C.	37,718	184,095
	Bellway P.L.C.	15,360	394,635
	BG Group P.L.C.	383,852	6,142,753
	BG Group P.L.C. Sponsored ADR	12,500	997,250
	BHP Billiton P.L.C.	264,333	7,751,498
	BHP Billiton P.L.C. ADR	23,000	1,346,650
	Biffa P.L.C.	36,273	184,980
	BP P.L.C.	2,255,040	25,341,938
	BP P.L.C. Sponsored ADR	46,900	3,159,184
	Bradford & Bingley P.L.C.	76,093	584,933
*	Brambles, Ltd.	71,029	796,680
*	British Airways P.L.C.	184,946	1,588,179
	British American Tobacco P.L.C.	273,139	9,062,016
	British Energy Group P.L.C.	63,960	600,002
	British Land Co. P.L.C.	21,197	554,514
	British Sky Broadcasting Group P.L.C.	272,457	3,719,849
	BT Group P.L.C.	917,068	5,848,436
	BT Group P.L.C. Sponsored ADR	24,102	1,536,744
	Bunzl P.L.C.	39,550	551,621
	Burberry Group P.L.C.	48,731	602,221
	Burren Energy P.L.C.	13,812	226,295
	Cable and Wireless P.L.C.	334,935	1,158,761
	Cadbury Schweppes P.L.C.	216,640	2,564,828
	Cadbury Schweppes P.L.C. Sponsored ADR	15,500	732,065
*	Cairn Energy P.L.C.	15,128	549,287
	Capita Group P.L.C.	86,776	1,316,507
	Carnival P.L.C.	21,630	961,184
#	Carphone Warehouse Group P.L.C.	182,534	1,263,036
	Centrica P.L.C.	529,509	4,126,914
*	Charter P.L.C.	41,760	942,063
	Close Brothers Group P.L.C.	14,870	232,181
	Cobham P.L.C.	121,998	495,798

	Collins Stewart P.L.C.	27,079	$100,546
	Compass Group P.L.C.	273,560	1,797,748
*	CSR P.L.C.	12,310	161,706
	Daily Mail & General Trust P.L.C. Series A	35,202	482,751
	Diageo P.L.C.	314,077	6,716,805
	Diageo P.L.C. Sponsored ADR	6,900	589,398
*	Drax Group P.L.C.	18,710	251,596
	DSG International P.L.C.	217,103	681,186
*	easyJet P.L.C.	47,520	555,586
	Electrocomponents P.L.C.	39,172	201,327
	EMAP P.L.C.	28,081	514,445
	EMI Group P.L.C.	99,895	539,163
	Enterprise Inns P.L.C.	71,034	925,963
	Experian Group, Ltd.	134,549	1,422,859
	Fiberweb P.L.C.	11,225	30,032
	First Choice Holidays P.L.C.	46,985	281,530
	Firstgroup P.L.C.	59,437	784,763
	Friends Provident P.L.C.	209,193	756,775
	GKN P.L.C.	93,510	696,251
	GlaxoSmithKline P.L.C.	629,019	16,415,260
	GlaxoSmithKline P.L.C. Sponsored ADR	59,193	3,091,058
	Greene King P.L.C.	15,724	319,143
	Group 4 Securicor P.L.C.	192,526	772,938
	Hammerson P.L.C.	13,009	349,513
	Hays P.L.C.	199,150	641,384
	HBOS P.L.C.	494,812	8,795,691
	Home Retail Group	106,022	888,192
	HSBC Holdings P.L.C.	1,242,796	22,472,011
	HSBC Holdings P.L.C. Sponsored ADR	69,100	6,240,421
	Iberdrola S.A.	25,472	1,420,561
	ICAP P.L.C.	64,402	636,481
	IMI P.L.C.	45,074	515,095
	Imperial Chemical Industries P.L.C.	121,126	1,547,725
	Imperial Chemical Industries P.L.C. Sponsored ADR	6,200	317,147
	Imperial Tobacco Group P.L.C.	72,542	3,282,629
	Imperial Tobacco Group P.L.C. ADR	7,300	660,650
	Inchcape P.L.C.	54,837	524,426
	Informa P.L.C.	51,377	594,571
	Inmarsat P.L.C.	45,770	377,043
	Intercontinental Hotels Group P.L.C.	33,398	700,393
*	International Personal Finance P.L.C.	17,113	67,197
	International Power P.L.C.	176,710	1,444,303
	International Power P.L.C. ADR	2,400	195,817
	Intertek Group P.L.C.	14,739	292,886
*	Invensys P.L.C.	158,812	1,099,546
	Invesco P.L.C.	81,593	995,904
	ITV P.L.C.	488,162	1,083,169
	John Wood Group P.L.C.	52,188	381,102
	Johnson Matthey P.L.C.	29,167	946,619
	Johnston Press P.L.C.	31,946	249,106
	Kelda Group P.L.C.	34,026	599,818
	Kesa Electricals P.L.C.	47,659	298,367

	Kingfisher P.L.C.	278,439	$1,173,754
	Ladbrokes P.L.C.	71,647	631,338
	Land Securities Group P.L.C.	49,000	1,795,480
	Legal and General Group P.L.C.	772,470	2,265,930
	Liberty International P.L.C.	3,267	79,214
	Lloyds TSB Group P.L.C.	628,751	6,920,662
	Lloyds TSB Group P.L.C. Sponsored ADR	33,500	1,483,380
	LogicaCMG P.L.C.	178,255	588,331
	London Stock Exchange Group P.L.C.	16,740	462,075
	Lonmin P.L.C.	20,348	1,281,777
	Man Group P.L.C.	737,610	7,371,772
	Marks & Spencer Group P.L.C.	206,756	2,613,453
	Marston’s P.L.C.	34,356	259,113
	Meggitt P.L.C.	74,684	481,053
	Michael Page International P.L.C.	84,804	822,856
	Millennium and Copthorne Hotels P.L.C.	15,011	163,176
	Misys P.L.C.	50,290	234,983
	Mitchells & Butlers P.L.C.	42,548	612,947
	Mondi P.L.C.	45,856	452,578
	National Express Group P.L.C.	15,806	401,381
	National Grid P.L.C.	297,760	4,462,362
	National Grid P.L.C. Sponsored ADR	16,300	1,224,945
	Next P.L.C.	27,575	1,077,804
	Northern Rock P.L.C.	49,635	738,827
	Northumbrian Water Group P.L.C.	66,232	463,466
	Old Mutual P.L.C.	1,228,065	3,965,844
	Pearson P.L.C.	84,821	1,275,208
	Pearson P.L.C. Sponsored ADR	23,800	355,334
	Pennon Group P.L.C.	45,679	556,400
	Persimmon P.L.C.	34,876	816,652
	Premier Foods P.L.C.	94,370	460,411
*	Provident Financial P.L.C.	8,556	150,700
	Prudential P.L.C.	249,777	3,553,339
	Prudential P.L.C. ADR	36,100	1,031,377
	Punch Taverns, Ltd.	31,023	689,896
	Rank Group P.L.C.	44,056	149,009
	Reckitt Benckiser P.L.C.	81,700	4,454,977
	Reed Elsevier P.L.C.	121,003	1,462,723
	Reed Elsevier P.L.C. Sponsored ADR	6,800	328,440
	Regus Group P.L.C.	40,180	108,954
	Rentokil Initial P.L.C.	211,528	740,893
	Resolution P.L.C.	72,077	900,312
	Reuters Group P.L.C.	136,336	1,756,949
	Reuters Group P.L.C. Sponsored ADR	1,800	140,580
	Rexam P.L.C.	64,643	683,509
	Rio Tinto P.L.C.	114,511	7,909,795
	Rio Tinto P.L.C. Sponsored ADR	7,100	1,951,080
*	Rolls-Royce Group P.L.C.	238,236	2,461,479
	Royal & Sun Alliance Insurance Group P.L.C.	351,565	1,005,458
	Royal Bank of Scotland Group P.L.C.	1,263,129	14,677,765
	Royal Dutch Shell P.L.C. ADR	120,400	9,368,324
	Royal Dutch Shell P.L.C. Series B	303,924	11,851,597

	SABmiller P.L.C.	124,801	$3,432,912
	Sage Group P.L.C.	128,162	612,453
	Sainsbury (J.) P.L.C.	198,701	2,224,437
	Schroders P.L.C.	33,726	903,970
	Schroders P.L.C. Non-Voting	9,996	231,548
	Scottish & Newcastle P.L.C.	106,060	1,327,152
	Scottish & Southern Energy P.L.C.	112,838	3,233,333
	Segro P.L.C	37,248	412,075
	Serco Group P.L.C.	57,898	494,775
	Severn Trent P.L.C.	27,903	770,336
	Shire P.L.C.	50,705	1,328,449
	Shire P.L.C. ADR	5,600	440,944
	SIG P.L.C.	13,392	346,719
	Signet Group P.L.C.	179,411	343,287
	Smith & Nephew P.L.C.	96,278	1,134,296
	Smith & Nephew P.L.C. Sponsored ADR	5,300	312,117
	Smiths Group P.L.C.	46,246	922,302
	St. Jame’s Place P.L.C.	19,946	139,227
	Stagecoach Group P.L.C.	77,637	349,067
	Standard Chartered P.L.C.	191,822	5,936,388
	Tate & Lyle P.L.C.	57,334	654,563
	Taylor Woodrow P.L.C.	117,386	825,111
	Tesco P.L.C.	1,241,865	10,676,491
*	Thomas Cook Group P.L.C.	733	4,227
	Tomkins P.L.C.	73,285	353,548
	Tomkins P.L.C. Sponsored ADR	8,700	167,475
	Travis Perkins P.L.C.	15,009	541,832
	Trinity Mirror P.L.C.	34,690	329,279
	Tullett Prebon P.L.C.	27,079	229,210
	Tullow Oil P.L.C.	82,010	847,554
	Unilever P.L.C.	135,225	4,273,406
	Unilever P.L.C. Sponsored ADR	31,800	1,001,064
	United Business Media P.L.C.	30,736	471,327
	United Utilities P.L.C.	91,323	1,276,278
	United Utilities P.L.C. Sponsored ADR	6,700	187,039
	Vedanta Resources P.L.C.	32,515	1,160,746
	Vodafone Group P.L.C.	6,093,647	19,692,578
	Vodafone Group P.L.C. Sponsered ADR	107,800	3,492,720
	Whitbread P.L.C.	23,915	794,034
	William Hill P.L.C.	36,703	456,776
	William Morrison Supermarkets P.L.C.	308,821	1,789,756
	Wolseley P.L.C.	61,030	1,282,526
	Wolseley P.L.C. ADR	19,300	407,809
	WPP Group P.L.C.	124,799	1,779,364
	WPP Group P.L.C. Sponsored ADR	7,000	498,680
	Xstrata P.L.C.	127,850	7,522,155
	Yell Group P.L.C.	92,620	844,965

TOTAL — UNITED KINGDOM			427,589,989

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
General Electric Co.	22,898	$890,045

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $6,595,000 FNMA 5.50%, 03/01/37, valued at $6,292,294) to be repurchased at $6,200,574	$6,197	6,197,000

SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $361,587,864 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 09/01/35 to 08/01/37 & FNMA, rates ranging from 4.209%(r) to 7.223%(r), maturities ranging from 09/01/32 to 10/01/34, valued at $207,751,618) to be repurchased at $203,708,608	203,678	203,678,056

TOTAL INVESTMENTS - (100.0%) (Cost $1,597,738,169)##		$2,232,350,441

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
#	ABB Grain, Ltd.	56,317	$380,323
#	ABC Learning Centres, Ltd.	152,325	855,166
#	Adelaide Bank, Ltd.	34,145	434,543
	Adelaide Brighton, Ltd.	149,487	438,237
# *	AED Oil, Ltd.	17,469	106,650
	Aevum, Ltd.	17,739	45,771
	AGL Energy, Ltd.	20,385	256,654
	AJ Lucas Group, Ltd.	5,060	8,724
*	Alchemia, Ltd.	48,783	30,756
#	Alesco Corp., Ltd.	27,830	311,672
	Alinta, Ltd.	13,840	163,341
*	Alkane Exploration, Ltd.	158,923	37,300
# *	Allegiance Mining NL	85,680	42,154
# *	Alliance Resources, Ltd.	27,027	30,365
	Alumina, Ltd.	17,440	99,392
	Alumina, Ltd. Sponsored ADR	15,500	354,175
# *	Amadeus Energy, Ltd.	56,725	33,357
	Amalgamated Holdings, Ltd.	32,767	173,678
	Amcor, Ltd.	83,119	519,590
	Amcor, Ltd. Sponsored ADR	31,007	766,862
	AMP, Ltd.	48,575	417,289
	Ansell, Ltd.	52,147	559,459
*	Antares Energy, Ltd.	51,000	17,232
*	Anzon Australia, Ltd.	87,566	108,601
#	APA Group	68,302	207,367
	APN News & Media, Ltd.	108,712	489,656
*	Aquila Resources, Ltd.	27,921	115,197
	ARB Corporation, Ltd.	12,613	44,069
*	ARC Energy, Ltd.	72,618	81,914
#	Aristocrat Leisure, Ltd.	13,697	156,616
*	Arrow Energy NL	100,350	216,525
*	Asciano Group	51,688	361,700
	ASG Group, Ltd.	39,135	41,184
	Aspen Group, Ltd.	23,833	49,447
	ASX, Ltd.	33,415	1,265,445
	Atlas Group Holding, Ltd.	41,730	30,633
*	Aurora Oil and Gas, Ltd.	31,345	15,540
	Ausdrill, Ltd.	29,446	57,630
	Auspine, Ltd.	9,322	47,008
#	Austal, Ltd.	54,524	157,845
# *	Austar United Communications, Ltd.	204,458	243,883

	Austereo Group, Ltd.	97,856	$169,182
#	Australand Property Group	155,386	302,561
	Australia & New Zealand Banking Group, Ltd.	217,278	5,163,447
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	31,859	3,756,944
	Australian Agricultural Co., Ltd.	73,879	162,235
#	Australian Infrastructure Fund	94,814	263,190
# *	Australian Pharmaceutical Industries, Ltd.	48,172	72,908
*	Australian Worldwide Exploration, Ltd.	169,353	452,393
*	Automotive Holdings Group	48,187	157,501
	Avatar Industries, Ltd.	21,998	32,327
*	AVJennings Homes, Ltd.	72,950	76,998
#	AWB, Ltd.	136,799	331,325
	AXA Asia Pacific Holdings, Ltd.	87,667	541,441
*	Babcock & Brown Environmental Investments, Ltd.	15,142	5,757
#	Babcock & Brown Infrastructure Group	267,945	374,388
#	Babcock & Brown, Ltd.	8,784	169,637
*	Babcock and Brown Communities, Ltd.	79,054	64,702
#	Bank of Queensland, Ltd.	40,041	606,887
#	Beach Petroleum, Ltd.	306,180	340,838
*	Becton Property Group	36,600	134,200
*	Bemax Resources, Ltd.	166,857	31,337
#	Bendigo Bank, Ltd.	43,746	539,756
# *	Bendigo Mining NL	210,538	48,778
	BHP Billiton, Ltd. Sponsored ADR	41,600	2,627,040
	Billabong International, Ltd.	34,794	450,670
*	Biota Holdings, Ltd.	28,189	40,931
	Blackmores, Ltd.	1,300	23,428
	BlueScope Steel, Ltd.	172,673	1,503,208
*	Bolnisi Gold NL	19,133	40,468
#	Boom Logistics, Ltd.	33,076	72,101
	Boral, Ltd.	243,868	1,572,494
	Bradken, Ltd.	19,858	171,219
*	Brambles, Ltd.	39,031	440,687
#	Brickworks, Ltd.	40,046	433,983
	Cabcharge Australia, Ltd.	21,739	176,497
*	Calliden Group, Ltd.	22,482	10,965
	Caltex Australia, Ltd.	31,744	626,198
#	Campbell Brothers, Ltd.	14,124	295,109
	Candle Australia, Ltd.	19,644	52,937
*	Capral Aluminium, Ltd.	23,549	8,516
	Cardno, Ltd.	7,526	44,579
	Cash Converters International, Ltd.	32,299	16,371
# *	CBH Resources, Ltd.	116,309	50,789
	CEC Group, Ltd.	1,118	2,227
*	Cellestis, Ltd.	15,436	30,328
*	Centamin Egypt, Ltd.	83,695	85,111
#	Centennial Coal, Ltd.	103,867	288,680
*	Ceramic Fuel Cells, Ltd.	12,000	8,789
	Challenger Financial Services Group, Ltd.	146,708	649,854
	Charter Hall Group	97,700	220,125
# *	Citigold Corp., Ltd.	230,772	74,178
#	City Pacific, Ltd.	40,090	126,868

*	Clough, Ltd.	36,230	$16,251
	CMI, Ltd.	21,191	22,864
#	Coates Hire, Ltd.	93,145	415,426
	Coca-Cola Amatil, Ltd.	43,938	342,607
	Cochlear, Ltd.	5,114	280,180
	Codan, Ltd.	4,156	3,656
#	Coffey International, Ltd.	24,474	72,060
	Coles Group, Ltd.	32,263	374,212
	Commander Communications, Ltd.	57,385	31,981
	Commonwealth Bank of Australia	132,678	5,988,825
# *	Compass Resources NL	18,720	54,850
	Computershare, Ltd.	33,350	279,935
#	ConnectEast Group	322,909	458,145
#	Consolidated Minerals, Ltd.	46,271	153,826
	Consolidated Rutile, Ltd.	60,615	29,532
*	Copperco, Ltd.	144,300	107,026
#	Corporate Express Australia, Ltd.	26,230	151,252
#	Count Financial, Ltd.	35,349	82,845
	Coventry Group, Ltd.	13,156	37,765
	CP1, Ltd.	28,000	15,863
#	Crane Group, Ltd.	25,487	362,481
	Credit Corp. Group, Ltd.	5,805	50,763
	CSL, Ltd.	4,087	327,978
	CSR, Ltd.	285,966	785,768
*	Customers, Ltd.	247,952	42,517
*	Data#3, Ltd.	3,162	17,436
*	Deep Yellow, Ltd.	178,958	59,175
	Devine, Ltd.	66,687	65,341
*	Dioro Exploration NL	386,042	36,231
	Dominion Mining, Ltd.	24,619	57,115
	Downer EDI, Ltd.	89,510	474,407
#	DUET Group	133,046	367,771
#	Dyno Nobel, Ltd.	89,045	181,664
*	Eastern Star Gas, Ltd.	105,676	40,013
*	Emporer Mines, Ltd.	65,878	3,643
	Energy Developments, Ltd.	27,859	80,721
*	Energy World Corp., Ltd.	189,894	147,426
#	Envestra, Ltd.	185,405	168,516
	Equigold NL	27,431	48,417
*	ERG, Ltd.	186,113	19,004
	Euroz, Ltd.	10,178	33,977
	Fairfax Media, Ltd.	227,547	864,579
	Felix Resources, Ltd.	49,166	189,634
*	First Australian Resources, Ltd.	265,458	25,022
#	FKP, Ltd.	91,967	526,692
	Fleetwood Corp., Ltd.	11,928	91,614
	Flight Centre, Ltd.	12,672	203,491
	Forest Enterprises Australia, Ltd.	51,018	25,872
*	Fortescue Metals Group, Ltd.	13,685	379,070
	Foster’s Group, Ltd.	262,978	1,358,856
	Funtastic, Ltd.	53,164	65,162
	Futuris Corp., Ltd.	232,713	465,645

*	Geodynamics, Ltd.	55,914	$75,010
*	Gindalbie Metals, Ltd.	78,694	117,883
	Goodman Fielder, Ltd.	430,527	916,177
#	Graincorp, Ltd. Series A	16,929	148,385
# *	Grange Resources, Ltd.	19,699	37,250
	GRD, Ltd.	62,910	118,912
#	Great Southern, Ltd.	67,430	129,304
#	GUD Holdings, Ltd.	18,207	164,882
#	Gunns, Ltd.	114,291	304,114
#	GWA International, Ltd.	78,426	273,652
	Harvey Norman Holdings, Ltd.	96,261	420,327
#	Healthscope, Ltd.	73,971	332,574
*	Herald Resources, Ltd.	79,842	79,531
*	Heron Resources, Ltd.	38,250	26,722
#	Hills Industries, Ltd.	43,651	239,954
	Home Building Society, Ltd.	7,350	105,290
*	Horizon Oil, Ltd.	163,553	41,749
	Housewares International, Ltd.	39,994	75,104
	HPAL, Ltd.	21,017	43,039
#	IBA Health, Ltd.	66,252	55,750
	IBT Education, Ltd.	39,600	68,740
#	iiNet, Ltd.	43,022	58,811
#	Iluka Resources, Ltd.	92,954	421,510
	Imdex, Ltd.	45,927	50,275
#	Incitec Pivot, Ltd.	8,372	448,210
#	Independence Group NL	16,915	79,685
*	Independent Practitioner Network, Ltd.	37,538	9,187
*	Indophil Resources NL	95,364	68,281
	Infomedia, Ltd.	80,383	40,489
	Institute of Drug Technology Australia, Ltd.	8,350	14,595
#	Insurance Australia Group, Ltd.	239,946	988,783
#	Invocare, Ltd.	6,406	32,518
#	IOOF Holdings, Ltd.	20,617	168,089
#	Iress Market Technology, Ltd.	15,564	104,208
	IWL, Ltd.	22,404	115,808
*	Jabiru Metals, Ltd.	17,929	18,304
	James Hardie Industries NL	10,437	69,458
#	JB Hi-Fi, Ltd.	18,365	187,777
#	Jones (David), Ltd.	141,166	598,063
#	Jubilee Mines NL	18,240	229,038
	Just Group, Ltd.	27,800	102,493
#	Kagara Zinc, Ltd.	34,182	141,642
*	Kings Minerals NL	58,252	36,179
#	Kingsgate Consolidated, Ltd.	10,904	40,887
*	Lakes Oil NL	2,007,496	18,095
#	Leighton Holdings, Ltd.	7,365	263,280
	Lend Lease Corp., Ltd.	6,985	109,837
*	Life Therapeutics, Ltd.	9,864	3,003
*	Lihir Gold, Ltd.	120,048	304,238
	Lion Nathan, Ltd.	61,448	461,126
# *	Lynas Corp., Ltd.	73,871	55,907
#	MacArthur Coal, Ltd.	38,292	217,257

	MacMahon Holdings, Ltd.	106,730	$132,946
*	Macmin Silver, Ltd.	108,321	18,430
	Macquarie Airports	40,689	144,767
#	Macquarie Bank, Ltd.	18,354	1,096,342
#	Macquarie Communications Infrastructure Group	70,070	331,485
	Macquarie Media Group, Ltd.	74,039	276,303
*	Marion Energy, Ltd.	37,854	33,516
	MaxiTRANS Industries, Ltd.	60,066	32,382
*	McGuigan Simeon Wines, Ltd.	22,366	33,972
	McPherson’s, Ltd.	21,505	57,867
	Melbourne IT, Ltd.	3,423	9,920
*	Mermaid Marine Australia, Ltd.	45,850	60,087
	Metcash Limited	275,890	1,073,400
	MFS Living and Leisure Group	54,000	39,626
# *	Midwest Corp., Ltd.	19,714	39,093
	Minara Resources, Ltd.	67,875	324,879
	Mincor Resources NL	27,083	72,674
# *	Mineral Deposits, Ltd.	108,593	117,841
	Mirvac, Ltd.	122,853	540,503
	Mitchell Communications Group, Ltd.	9,779	9,340
*	Molopo Australia, Ltd.	312,404	57,113
	Monadelphous Group, Ltd.	9,393	103,235
	Mortgage Choice, Ltd.	22,700	46,378
*	Mosaic Oil NL	240,000	27,348
*	Mount Gibson Iron, Ltd.	210,387	260,633
*	Multiemedia, Ltd.	2,500,000	18,415
	Multiplex Group	116,555	476,499
*	Murchison Metals, Ltd.	49,416	174,694
#	MYOB, Ltd.	78,318	77,424
	National Australia Bank, Ltd.	111,012	3,636,749
	National Australia Bank, Ltd. Sponsored ADR	21,300	3,460,526
	National Hire Group, Ltd.	17,824	25,472
#	New Hope Corp., Ltd.	268,651	435,709
	Newcrest Mining, Ltd.	11,354	226,577
# *	Nexus Energy, Ltd.	137,431	199,305
*	Nido Petroleum, Ltd.	255,023	53,869
#	Nufarm, Ltd.	45,607	522,519
	Oakton, Ltd.	10,234	45,151
# *	OceanaGold Corp.	11,340	28,308
	Oil Search, Ltd.	387,052	1,161,237
#	Onesteel, Ltd.	234,263	1,161,144
	Orica, Ltd.	47,634	1,110,831
	Origin Energy, Ltd.	168,151	1,370,925
#	Over Fifty Group, Ltd.	7,426	12,968
#	Oxiana, Ltd.	92,290	248,205
	Pacific Brands, Ltd.	157,029	433,300
*	Paladin Resources, Ltd.	44,976	222,502
*	Pan Australian Resources, Ltd.	460,757	255,534
*	Pan Pacific Petroleum NL	255,023	50,863
	Paperlinx, Ltd.	126,746	350,599
	PCH Group, Ltd.	55,800	49,779
	Peet, Ltd.	29,300	94,672

*	Peplin, Ltd.	91,862	$64,711
# *	Peptech, Ltd.	24,066	26,268
	Perilya, Ltd.	26,052	81,398
#	Perpetual Trustees Australia, Ltd.	4,342	272,395
# *	Perseverance Corp., Ltd.	117,716	8,256
*	Petsec Energy, Ltd.	48,701	52,833
*	Pharmaxis, Ltd.	21,043	70,115
# *	Photon Group, Ltd.	13,065	67,051
*	Planet Gas, Ltd.	20,000	4,898
*	PMP, Ltd.	52,894	67,666
#	Port Bouvard, Ltd.	17,636	27,235
*	Portman, Ltd.	47,787	370,784
*	Precious Metals Australia, Ltd.	2,000	3,301
#	Primary Health Care, Ltd.	32,457	289,615
	Prime Television, Ltd.	28,742	85,230
	Programmed Maintenance Service, Ltd.	23,302	107,623
	Publishing and Broadcasting, Ltd.	49,978	732,445
#	Qantas Airways, Ltd.	110,158	503,304
	QBE Insurance Group, Ltd.	73,925	2,106,768
#	Ramsay Health Care, Ltd.	44,170	379,505
	RCR Tomlinson, Ltd.	37,083	73,191
#	Reckon, Ltd.	26,821	30,481
# *	Redflex Holdings, Ltd.	13,334	34,074
	Reece Australia, Ltd.	1,214	27,342
# *	Resolute Mining, Ltd.	44,910	51,860
*	Resource Pacific Holdings, Ltd.	54,270	79,535
#	Ridley Corp., Ltd.	31,159	27,617
#	Rio Tinto, Ltd.	11,312	862,614
# *	Riversdale Mining, Ltd.	33,792	97,534
# *	Roc Oil Co., Ltd.	86,174	227,795
# *	Rubicon Resources, Ltd.	5,316	542
#	SAI Global, Ltd.	47,544	127,507
*	Salinas Energy, Ltd.	37,518	14,123
*	Sally Malay Mining, Ltd.	39,050	127,804
#	Salmat, Ltd.	29,430	115,315
	Santos, Ltd.	141,398	1,540,098
*	Seek, Ltd.	22,728	152,018
#	Select Harvests, Ltd.	7,080	55,718
	Servcorp, Ltd.	21,439	86,761
	Service Stream, Ltd.	30,700	54,388
#	Seven Network, Ltd.	51,814	498,865
#	Sigma Pharmaceuticals, Ltd.	180,816	230,590
# *	Silex System, Ltd.	16,063	112,892
	Sims Group, Ltd.	38,486	879,762
# *	Sino Gold Mining, Ltd.	21,006	103,425
*	Sino Strategic International, Ltd.	9,056	13,265
	Skilled Group, Ltd.	6,098	27,419
	SMS Management & Technology, Ltd.	12,613	68,836
	Sonic Healthcare, Ltd.	103,159	1,301,332
	Southern Cross Broadcasting (Australia), Ltd.	3,790	54,016
#	SP Telemedia, Ltd.	67,344	26,360
	Specialty Fashion Group, Ltd.	15,256	21,180

*	Sphere Investments, Ltd.(6162272)	41,187	$111,287
*	Sphere Investments, Ltd.(B1X1CW2)	770	—
#	Spotless Group, Ltd.	71,760	252,424
# *	St. Barbara, Ltd.	188,415	73,147
#	St. George Bank, Ltd.	53,502	1,502,439
	Staging Connections Group, Ltd.	15,000	19,002
	Straits Resources, Ltd.	55,870	201,234
*	Structural Systems, Ltd.	24,031	51,682
	STW Communications Group, Ltd.	49,905	107,988
	Suncorp-Metway, Ltd.	94,353	1,552,713
*	Sundance Resources, Ltd.	135,618	52,606
	Sunland Group, Ltd.	80,638	258,680
#	Super Cheap Auto Group, Ltd.	37,900	148,474
#	Symbion Health, Ltd.	121,676	413,992
	Symex Holdings, Ltd.	21,158	12,091
#	TABCORP Holdings, Ltd.	102,856	1,287,809
	Talent2 International, Ltd.	34,052	77,975
*	Tap Oil, Ltd.	43,447	65,929
#	Tassal Group, Ltd.	48,927	134,551
#	Tattersall’s, Ltd.	253,230	868,623
#	Technology One, Ltd.	9,236	8,067
	Telstra Corp., Ltd.	16,750	39,920
	Telstra Corp., Ltd. ADR	37,100	659,493
#	Ten Network Holdings, Ltd.	91,561	196,433
	TFS Corp., Ltd.	77,226	62,546
	Thakral Holdings Group	123,583	106,695
	The Reject Shop, Ltd.	5,100	57,724
#	Timbercorp, Ltd.	43,974	70,382
	Toll Holdings, Ltd.	107,087	1,190,024
*	Tower Australia Group, Ltd.	53,223	94,749
	Transfield Services, Ltd.	43,604	467,417
	Transurban Group	68,394	400,682
	Troy Resources NL	23,328	53,474
	Trust Co., Ltd.	9,076	86,176
#	United Group, Ltd.	38,413	544,440
	UXC, Ltd.	48,520	97,367
# *	Ventracor, Ltd.	51,088	26,282
*	Victoria Petroleum NL	171,072	20,252
*	View Resources, Ltd.	143,288	35,453
	Village Roadshow, Ltd.	16,380	42,594
#	Virgin Blue Holdings, Ltd.	229,169	393,086
#	Vision Group Holdings, Ltd.	8,387	22,463
	Washington H. Soul Pattinson & Co., Ltd.	81,890	629,902
	Watpac, Ltd.	18,116	78,418
	Wattyl, Ltd.	29,750	80,395
*	Webjet, Ltd.	37,950	39,606
#	Wesfarmers, Ltd.	16,007	505,139
#	West Australian Newspapers Holdings, Ltd.	20,839	262,110
# *	Western Areas NL	19,985	71,624
	Westpac Banking Corp.	41,794	931,058
	Westpac Banking Corp. Sponsored ADR	28,500	3,181,455
	WHK Group, Ltd.	67,530	111,662

	Wide Bay Australia, Ltd.	3,639	$36,166
	Woodside Petroleum, Ltd.	12,616	466,013
	Woolworths, Ltd.	42,392	1,037,827
	WorleyParsons, Ltd.	9,305	293,091
	Zinifex, Ltd.	90,959	1,248,826
TOTAL COMMON STOCKS			113,563,689

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Class A	21,739	56,244

RIGHTS/WARRANTS — (0.0%)
*	Lakes Oil NL Rights 09/21/07	669,165	548
*	Victoria Petroleum NL Rights 01/31/10	42,768	2,275
TOTAL RIGHTS/WARRANTS			2,823

TOTAL — AUSTRALIA			113,622,756

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	1,420	144,782
	Andritz AG	6,655	431,418
*	Austrian Airlines AG	11,525	128,733
# *	BWIN Interactive Entertainment AG	5,610	146,197
	BWT AG	2,227	135,439
*	CA Immobilien Anlagen AG	4,844	125,845
	Constantia Packaging AG	1,526	110,093
*	Conwert Immobilien Invest AG	1,134	20,842
	Erste Bank der Oesterreichischen Sparkassen AG	24,768	1,798,462
#	EVN AG	2,503	294,606
	Flughafen Wien AG	4,262	426,622
*	Intercell AG	6,235	219,474
	Lenzing AG	379	191,279
	Mayr-Melnhof Karton AG	3,409	367,656
	Oberbank AG	664	122,158
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	154,360
	OMV AG	39,571	2,452,019
	Palfinger AG	2,328	111,571
	Raiffeisen International Bank-Holding AG	1,907	275,766
*	RHI AG	9,180	449,359
	Rosenbauer International AG	1,136	54,402
*	S&T System Integration & Technology Distribution AG	653	49,736
	Schoeller-Bleckmann Oilfield Equipment AG	1,702	122,602
*	Sparkassen Immobilien AG	3,794	46,659
	Telekom Austria AG	5,738	148,180
	Telekom Austria AG ADR	4,200	216,659
#	Uniqa Versicherungen AG	26,268	798,444
	Voestalpine AG	15,674	1,282,183
	Wiener Staedtische Versicherung AG	6,785	466,310
	Wienerberger AG	29,220	2,085,984
*	Wolford AG	994	47,251

TOTAL — AUSTRIA			13,425,091

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren SA	7,170	$702,543
	Agfa Gevaert NV	23,103	482,920
	Banque Nationale de Belgique	72	332,674
	Barco NV	4,078	387,241
	Bekaert SA	4,688	617,660
	Cofinimmo SA	184	31,676
	Colruyt SA	1,425	304,413
	Compagnie Francois d’Entreprises (CFE)	55	108,068
	Compagnie Immobiliere de Belgique SA	1,158	63,372
	Compagnie Maritime Belge SA	2,791	182,826
	Deceuninck NV	2,599	73,115
	Delhaize Group	4,235	415,415
	Delhaize Group Sponsored ADR	25,300	2,478,135
	Dexia SA	108,847	3,001,691
	Distrigaz	33	197,602
	Dolmen Computer Applications NV	1,982	35,538
#	D’Ieteren NV SA	1,088	433,022
	Duvel Moorgat SA	360	19,845
	Econocom Group SA	3,302	39,296
#	Elia System Operator SA NV	3,600	143,813
	Euronav SA	9,721	306,994
	Exmar NV	4,114	132,534
	Fortis	79,858	2,928,929
*	ICOS Vision Systems NV	736	32,975
	Image Recognition Integrated Systems (I.R.I.S.)	843	58,635
	InBev NV	8,514	699,115
# *	Innogenetics NV	2,604	29,261
*	Ion Beam Application SA	2,356	77,032
	Jensen-Group NV	2,121	22,361
	KBC Groep NV	15,539	1,950,103
	Kinepolis	541	33,188
	Melexis NV	2,162	36,703
	Mobistar SA	3,855	313,317
	Omega Pharma SA	3,399	299,543
# *	Option NV	1,936	26,931
# *	Real Software SA	36,747	20,486
	Recticel SA	4,058	59,518
#	Roularta Media Group NV	1,066	93,852
	Sioen Industries NV	3,917	51,134
	Sipef NV	548	251,974
	Solvay SA	7,191	1,067,470
*	Spector Photo Group SA	12,000	22,916
	Tessenderlo Chemie NV	7,149	402,134
	UCB SA (5596991)	16,898	952,027
	UCB SA (5675588)	546	30,243
	Umicore	3,281	752,494
	Van De Velde NV	1,294	66,068
	VPK Packaging Group SA	1,132	68,715

TOTAL — BELGIUM			20,837,517

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
*	20-20 Technologies, Inc.	600	$4,062
*	Aastra Technologies, Ltd.	4,300	147,324
	Aber Diamond Corp.	6,000	213,068
# *	Abitibi-Consolidated, Inc.	74,800	146,625
# *	Absolute Software Corp.	4,900	131,084
*	Adaltis, Inc.	5,500	9,062
# *	Adanac Molybdenum Corp.	20,300	26,721
	Addax Petroleum Corp.	5,400	177,955
*	Aecon Group, Inc.	8,800	107,167
*	Aeterna Zentaris, Inc.	6,800	19,705
	AGF Management, Ltd. Class B	16,284	540,333
	Agnico Eagle Mines, Ltd.	5,500	244,531
	Agrium, Inc.	18,400	838,280
# *	Ainsworth Lumber Co., Ltd.	1,900	12,739
*	Akela Pharma, Inc.	3,700	3,153
	Akita Drilling, Ltd.	5,400	74,659
*	Alberta Clipper Energy, Inc.	6,600	16,125
	Alcan, Inc.	29,754	2,931,727
*	Alexco Resource Corp.	9,700	33,068
	Alimentation Couche-Taro, Inc. Class B	6,200	127,405
*	Allen-Vanguard Corp.	6,000	60,227
*	Altius Minerals Corp.	2,700	49,219
	Amerigo Resources, Ltd.	45,100	105,917
	Amica Mature Lifestyles, Inc.	1,600	15,303
*	Anderson Energy, Ltd.	7,600	27,996
	Andrew Peller, Ltd.	900	8,949
*	Angiotech Pharmaceuticals, Inc.	22,000	129,583
*	Antrim Energy, Inc.	27,900	178,338
*	Anvil Mining, Ltd.	15,000	247,869
*	Aquiline Resources, Inc.	1,500	12,187
*	Arawak Energy Corp.	33,200	82,686
*	Aspreva Pharmaceuticals Corp.	6,400	123,939
	Astral Media, Inc. Class A	17,700	709,341
	Atco, Ltd. Class 1	9,600	510,364
*	Atlantis Systems Corp.	2,500	1,065
*	Atna Resource, Ltd.	5,200	7,140
*	Atrium Biotechnologies, Inc.	5,814	136,486
*	ATS Automation Tooling System, Inc.	14,540	86,056
*	Augusta Resource Corp.	25,200	59,182
*	Aurelian Resources, Inc.	11,300	68,485
*	Aurizon Mines, Ltd.	17,600	54,000
# *	Aurora Energy Resources, Inc.	7,000	79,413
*	Axcan Pharma, Inc.	19,900	383,301
*	AXIA NetMedia Corp.	11,500	59,025
*	Azure Dynamics Corp.	3,000	1,364
*	Baffinland Iron Mines Corp.	4,300	14,048

*	Baja Mining Corp.	4,800	$8,636
# *	Ballard Power Systems, Inc.	18,300	81,969
#	Bank of Montreal	59,110	3,638,959
#	Bank of Nova Scotia	87,001	4,300,618
*	Bankers Petroleum, Ltd.	66,000	25,000
	Barrick Gold Corp.	114,517	3,726,140
#	BCE, Inc.	20,716	793,132
	Bell Aliant Regional Communications Income Fund	1,300	38,852
*	Berens Energy, Ltd.	26,800	20,049
*	BioteQ Environmental Technologies, Inc.	4,900	18,514
	Biovail Corp.	35,100	615,912
*	Birch Mountain Resources, Ltd.	1,200	2,250
*	Birchcliff Energy, Ltd.	18,400	69,697
	BMTC Group, Inc.	1,000	20,833
*	Bombardier, Inc. Class B	138,400	811,265
*	Boralex, Inc. Class A	10,400	151,174
*	Bow Valley Energy, Ltd.	7,300	40,095
	BPO Properties, Ltd.	600	38,494
*	Breaker Energy	10,700	63,126
*	Breakwater Resources, Ltd.	98,200	257,589
#	Brookfield Asset Management, Inc. Series A	9,374	318,237
	Brookfield Properties Corp.	7,500	173,011
*	Buhler Industries, Inc.	2,300	12,829
	CAE, Inc.	24,615	317,711
	Calfrac Well Services, Ltd.	9,600	187,273
	Calian Technologies, Ltd.	800	10,038
*	Calvalley Petroleum, Inc.	12,300	51,949
	Cameco Corp.	16,300	658,329
	Canacord Capital, Inc.	13,000	213,589
	Canada Bread Co., Ltd.	6,300	361,534
*	Canadian Hydro Developers, Inc.	36,700	194,621
#	Canadian Imperial Bank of Commerce	27,600	2,501,250
#	Canadian National Railway Co.	36,400	1,918,928
	Canadian National Resources, Ltd.	21,700	1,485,094
	Canadian Pacific Railway, Ltd.	30,500	2,147,419
# *	Canadian Superior Energy, Inc.	51,900	144,986
#	Canadian Tire Corp. Class A	15,500	1,139,162
#	Canadian Utilities, Ltd. Class A	8,900	407,832
	Canadian Western Bank	15,500	382,803
*	Canadian Zinc Corp.	23,000	16,335
	Canam Group, Inc. Class A	11,000	144,479
*	Candax Energy	29,500	20,952
*	Candente Resource Corp.	9,800	15,312
*	Canfor Corp.	26,400	311,500
*	Cangene Corp.	11,500	83,419
*	CanWest Global Communications Corp.	15,800	118,051
*	Capstone Mining Corp.	36,600	93,580
*	Cardero Resource Corp.	18,400	24,394
*	Cardiome Pharma Corp.	3,700	32,866
# *	Carpathian Gold, Inc.	17,400	15,653
	Cascades, Inc.	17,100	161,932
# *	Caspian Energy, Inc.	18,000	7,670

*	Catalyst Paper Corp.	46,900	$114,585
	CCL Industries, Inc. Class B	9,000	356,591
*	CE Franklin, Ltd.	900	7,943
*	Celestica, Inc.	34,200	203,710
*	Celtic Exploration, Ltd.	4,100	50,396
*	Ceramic Protection Corp.	500	3,078
*	Certicom Corp.	2,000	3,920
*	CGI Group, Inc.	113,100	1,249,884
*	Chariot Resouces, Ltd.	25,000	22,491
	CHC Helicopter Corp. Class A	7,100	171,449
#	Cinram International, Inc. Income Fund	5,000	91,714
	Clairvest Group, Inc.	1,000	12,595
#	Clarke, Inc.	5,000	45,170
*	Claude Resources, Inc.	25,100	30,900
*	Coalcorp Mining, Inc.	12,357	43,881
	Cogeco Cable, Inc.	6,000	259,943
*	Cognos, Inc.	8,900	356,337
*	COM DEV International, Ltd.	3,000	15,455
# *	Compton Petroleum Corp.	34,400	312,727
# *	Connacher Oil & Gas, Ltd.	71,100	245,753
*	Constellation Copper Corp.	11,500	11,761
	Corby Distilleries, Ltd.	800	18,750
*	Cordero Energy, Inc.	10,900	41,598
*	Corridor Resources, Inc.	8,100	78,162
	Corus Entertainment, Inc. Class B	15,700	724,192
*	Cott Corp.	14,000	157,235
*	Crew Energy, Inc.	4,600	31,015
*	Crew Gold Corp.	6,000	9,375
*	CryoCath Technologies, Inc.	2,400	9,000
*	Crystallex International Corp.	43,500	123,991
*	Cyries Energy, Inc.	10,900	80,202
*	Dalsa Corp.	2,200	20,937
*	Denison Mines Corp.	50,404	436,739
*	Divestco, Inc.	4,600	14,811
*	Domtar Corp.	59,000	471,553
	Dorel Industries, Inc. Class B	10,300	302,075
*	Draxis Health, Inc.	12,300	57,074
*	Dundee Corp. Class A	18,400	328,970
	Dundee Wealth Management, Inc.	28,400	350,697
*	Duvernay Oil Corp.	16,800	505,114
*	Dynacor Mines, Inc.	1,000	653
*	Eastern Platinum, Ltd.	215,300	466,891
*	easyhome, Ltd.	100	1,781
*	Eldorado Gold Corp.	35,700	177,148
	Emera, Inc.	5,700	106,983
*	Emergis, Inc.	18,200	125,987
	Empire Co., Ltd. Class A	9,100	427,510
#	Enbridge, Inc.	63,989	2,157,205
	EnCana Corp.	76,400	4,477,648
*	Endeavour Silver Corp.	11,300	39,058
*	Endev Energy, Inc.	46,200	38,062
	Enerflex Systems Income Fund	5,600	52,500

	Enghouse Systems, Ltd.	6,100	$44,768
	Ensign Energy Services, Inc.	45,600	798,432
*	Entree Gold, Inc.	3,700	9,075
# *	Equinox Minerals, Ltd.	98,500	328,333
	Equitable Group, Inc.	3,100	88,068
*	Erdene Gold, Inc.	9,100	10,513
*	Euro Goldfields, Ltd.	29,400	141,153
*	Evertz Technologies, Ltd.	2,300	57,848
	Exco Technologies, Ltd.	6,000	26,136
*	Exfo Electro-Optical Engineering, Inc.	11,300	75,654
	Extendicare Real Estate Investment Trust	5,400	75,477
	Fairfax Financial Holdings, Inc.	6,700	1,389,489
*	Farallon Resources, Ltd.	25,000	13,968
	Finning International, Inc.	26,100	756,801
*	First Calgary Petroleums, Ltd. Class A	78,100	373,490
*	First Nickel, Inc.	44,600	35,477
	First Quantum Minerals, Ltd.	4,100	311,111
*	Firstservice Corp.	5,200	156,985
*	Firstservice Corp.	1,040	22,620
*	Flint Energy Services, Ltd.	10,000	236,553
*	FNX Mining Co., Inc.	19,466	530,891
*	Forbes Medi-Tech, Inc.	29,100	16,810
*	Formation Capital Corp.	53,900	27,052
*	Forsys Metals Corp.	7,700	27,854
#	Fortis, Inc.	21,200	533,011
*	Fortune Minerals, Ltd.	9,500	25,099
*	Forzani Group, Ltd. Class A	13,900	276,289
*	Fraser Papers, Inc.	6,400	34,667
*	Fronteer Development Group, Inc.	7,600	57,648
*	Frontera Copper Corp.	1,700	9,659
*	Galleon Energy, Inc. Class A	20,000	304,924
*	Garda World Security Corp. Class A	2,500	41,430
*	Gemcom Software International, Inc.	3,900	6,278
*	Genesis Land Development Corp.	8,400	52,102
	Gennum Corp.	9,000	86,761
*	Gentry Resources, Ltd.	9,300	20,696
	George Weston, Ltd.	10,500	711,932
	Gerdau Ameristeel Corp.	42,500	490,601
*	Gildan Activewear, Inc.	11,100	359,699
*	Glacier Ventures International Corp.	10,900	42,630
*	Glencairn Gold Corp.	32,500	5,386
*	Globestar Mining Corp.	4,800	8,545
*	Gluskin Shef & Associates, Inc.	1,000	22,159
*	GLV, Inc.	4,500	46,023
*	Gold Eagle Mines, Ltd.	24,500	135,492
	Goldcorp, Inc.	42,089	992,838
*	Golden Star Resources, Ltd.	70,100	213,752
*	Grande Cache Coal Corp.	8,900	8,259
*	Great Basin Gold, Ltd.	27,000	58,807
*	Great Canadian Gaming Corp.	23,300	259,919
#	Great West Lifeco, Inc.	13,100	442,373
*	Grey Wolf Exploration, Inc.	11,600	27,792

*	Greystar Resources, Ltd.	600	$3,670
*	Guyana Goldfields, Inc.	4,300	36,770
*	Hanfeng Evergreen, Inc.	7,900	93,438
*	Hemisphere GPS, Inc.	17,000	37,831
*	Heritage Oil Corp.	1,900	92,661
*	Heroux-Devtek, Inc.	4,300	39,702
*	High River Gold Mines, Ltd.	118,600	279,653
*	Highpine Oil & Gas, Ltd.	18,100	181,343
	Home Capital Group, Inc.	4,100	135,308
*	HudBay Minerals, Inc.	25,700	581,414
#	Husky Energy, Inc.	10,100	370,620
	Husky Injection Molding Systems, Ltd.	28,900	191,572
*	Hydrogenics Corp.	17,500	19,886
	IAMGOLD Corp.	56,382	373,744
#	IGM Financial, Inc.	8,200	402,157
*	Imaging Dynamics Co., Ltd.	2,600	3,398
# *	Imax Corp.	2,900	13,649
*	Imperial Metals Corp.	6,500	88,698
#	Imperial Oil, Ltd.	8,503	372,409
*	Indigo Books & Music, Inc.	3,600	54,545
	Industrial Alliance Insurance & Financial Services, Inc.	30,300	1,125,634
	ING Canada, Inc.	15,000	640,909
	Inmet Mining Corp.	9,300	751,045
*	Innova Exploration, Ltd.	9,800	57,445
*	Intermap Technologies, Inc.	8,900	53,265
*	International Forest Products, Ltd. Series A	16,600	116,326
	International Royalty Corp.	22,400	129,818
*	Intertape Polymer Group, Inc.	11,800	35,981
*	Iteration Energy, Ltd.	35,900	158,422
# *	Ivanhoe Energy, Inc.	34,200	63,153
*	Ivanhoe Mines, Ltd.	9,700	108,758
*	Ivernia, Inc.	17,800	21,239
#	Jean Coutu Group PJC, Inc. Class A	49,800	732,381
*	Jinshan Gold Mines, Inc.	2,200	4,062
*	Kaboose, Inc.	12,900	30,540
	Killam Proper, Inc.	1,325	11,167
	Kingsway Financial Services, Inc.	15,700	285,901
*	Kinross Gold Corp.	71,938	880,151
*	Kirkland Lake Gold, Inc.	6,300	62,821
# *	Labopharm, Inc.	5,000	9,470
*	Lake Shore Gold Corp.	36,100	48,885
*	Laramide Resources, Ltd.	2,400	13,591
	Laurentian Bank of Canada	7,400	260,261
	Le Chateau, Inc.	1,900	26,521
	Leon’s Furniture Ltd.	15,100	185,032
	Linamar Corp.	22,100	537,013
*	Lions Gate Entertainment Corp.	2,900	27,550
#	Loblaw Companies, Ltd.	18,900	807,724
*	Lundin Mining Corp.	102,559	1,174,184
*	MacDonald Dettweiler & Associates, Ltd.	7,600	344,231
*	Magellan Aerospace Corp.	6,300	12,946
#	Magna International, Inc. Class A	21,687	1,940,535

*	Mahalo Energy	8,700	$25,952
*	Major Drilling Group International, Inc.	3,800	158,225
#	Manitoba Telecom Services, Inc.	7,700	359,479
#	Manulife Financial Corp.	179,273	6,970,596
*	March Networks Corp.	5,000	58,949
	Marsulex, Inc.	1,200	15,852
*	Martinrea International, Inc.	15,600	239,170
*	MAXIM Power Corp.	8,700	59,236
*	MDC Partners, Inc. Class A	4,300	46,705
	MDS, Inc.	46,626	912,209
*	Mediagrif Interactive Technologies, Inc.	1,100	8,135
*	Medicure, Inc.	9,500	11,425
*	Mega Bloks, Inc.	6,200	114,489
*	Mega Uranium, Ltd.	31,100	106,023
	Melcor Developments, Ltd.	4,200	96,091
*	Meridian Gold, Inc.	7,100	196,259
	Methanex Corp.	17,200	387,163
	Metro, Inc. Class A	36,300	1,195,562
*	MGM Energy Corp.	248	540
#	Mi Developments, Inc.	10,100	320,503
*	Migao Corp.	4,500	33,324
# *	Minieres DU Nord, Ltd.	24,200	26,812
*	Miramar Mining Corp.	54,000	235,227
	Morguard Corp.	2,000	78,598
	Mosaid Technologies, Inc.	1,400	28,199
#	National Bank of Canada	31,600	1,643,439
*	Neo Material Technologies, Inc.	5,100	21,491
# *	Neurochem, Inc.	4,300	10,384
	New Maple Leaf Foods, Inc.	19,700	287,292
	Nexen, Inc.	36,130	1,007,603
	Niko Resources, Ltd.	3,600	316,398
#	Norbord, Inc.	23,800	173,091
*	Nortel Networks Corp.	16,010	280,630
*	North American Palladium, Ltd.	8,700	59,730
	Northbridge Financial Corp.	11,900	386,525
*	Northern Peru Copper Corp.	1,800	16,091
# *	Northern Orion Resources, Inc.	54,600	261,108
*	Northgate Minerals Corp.	70,400	212,667
*	Northstar Aerospace, Inc.	4,400	20,625
#	Nova Chemicals Corp.	17,900	649,214
*	Nuvista Energy, Ltd.	14,000	174,205
*	Oilexco, Inc.	20,900	255,510
# *	Olympus Pacific Minerals, Inc.	13,600	7,727
	Onex Corp.	33,000	1,077,812
# *	Open Text Corp.	18,100	450,100
*	OPTI Canada, Inc.	62,400	1,158,182
*	Orvana Minerals, Corp.	13,000	8,864
*	Pacific Stratus Energy, Ltd.	6,700	75,946
*	Paladin Labs, Inc.	4,600	42,254
*	Pan Amer Silver Corp.	6,000	150,000
*	Paramount Resources, Ltd. Class A	13,500	229,858
*	Parkbridge Lifestyles Communities, Inc.	1,500	8,807

	Pason Systems, Inc.	7,800	$120,176
*	Patheon, Inc.	26,800	92,633
*	Pearl Exploration & Production, Ltd.	5,658	19,824
*	Peerless Energy	14,200	40,475
*	Pelangio Mines, Inc.	5,700	7,719
#	Penn West Energy Trust	2,800	80,500
*	Peregrine Diamonds, Ltd.	3,700	4,205
*	Petaquilla Minerals, Ltd.	1,800	4,602
*	Petrobank Energy & Resources, Ltd.	10,400	306,189
	Petro-Canada	43,000	2,193,163
*	Petrolifera Petroleum, Ltd.	3,600	51,818
*	Platinum Group Metals Ltd.	1,800	6,034
*	Points International, Ltd.	10,300	16,777
*	Polaris Miner	6,700	73,408
*	PolyMet Mining Corp.	16,300	48,777
	Potash Corp. of Saskatchewan, Inc.	9,600	853,364
#	Power Corp. of Canada, Ltd.	68,200	2,603,354
#	Power Financial Corp.	21,700	837,382
	Precision Drilling Trust	1,500	29,162
*	ProEx Energy, Ltd.	9,500	120,999
*	ProspEx Resouces, Ltd.	3,400	11,108
	Pulse Data, Inc.	27,900	79,261
*	Q9 Networks, Inc.	6,800	93,371
*	Qgx, Ltd.	7,400	17,729
*	QLT, Inc.	16,600	97,619
*	Quadra Mining	9,400	150,614
*	Quebecor World, Inc.	28,500	255,852
	Quebecor, Inc. Class B	13,600	466,470
	Quest Capital Corp.	57,000	145,199
*	Rally Energy Corp.	11,400	78,051
*	Real Resources, Inc.	9,800	76,006
	Reitmans Canada, Ltd.	9,300	214,094
*	Research In Motion, Ltd.	13,100	1,118,958
*	Resin Systems, Inc.	18,300	25,301
# *	Resverlogix Corp.	1,000	11,222
	Richelieu Hardware, Ltd.	3,100	70,425
*	Rider Resources, Ltd.	11,900	71,896
	Ritchie Brothers Auctioneers, Inc.	3,400	220,163
*	Rock Energy, Inc.	6,700	20,938
	Rogers Communications, Inc. Class B	13,100	593,718
*	RONA, Inc.	42,400	864,462
	Rothmans, Inc.	9,100	194,064
#	Royal Bank of Canada	42,734	2,200,639
# *	Rubicon Minerals Corp.	20,600	32,773
#	Russel Metals, Inc.	23,300	656,195
	Samuel Manu Tech, Inc.	4,700	55,634
	Saputo, Inc.	11,100	532,821
*	Saskatchewan Wheat Pool, Inc.	33,100	352,628
*	Savanna Energy Services Corp.	19,300	315,818
*	Saxon Energy Services, Inc.	19,500	97,131
*	Scandinavian Minerals, Ltd.	1,300	7,879
# *	Scorpio Minining Corp.	20,300	24,414

*	SEMAFO, Inc.	42,000	$60,057
	Shaw Communications, Inc. Class B	16,300	380,025
	Shawcor, Ltd.	15,300	503,480
	Sherritt International Corp.	82,600	1,243,693
#	Shoppers Drug Mart Corp.	11,600	582,197
*	Shore Gold, Inc.	43,800	135,216
*	Sierra Wireless, Inc.	6,800	155,447
*	Silver Standard Resources, Inc.	3,300	96,438
# *	Silver Wheaton Corp.	25,400	289,839
*	Silvercorp Metals, Inc.	7,800	138,494
*	Sino-Forest Corp.	30,700	523,295
*	Skye Resources, Inc.	7,500	87,713
	SNC-Lavalin Group, Inc.	4,000	156,553
	Softchoice Corp.	3,300	54,844
*	Stantec, Inc.	13,200	430,000
*	Starfield Resources, Inc.	17,400	19,938
*	Steeplejack Industrial Group, Inc.	1,600	17,242
*	Stelco, Inc.	4,400	156,875
	Stella-Jones, Inc.	1,600	63,485
*	Storm Exploration, Inc.	7,400	55,360
*	Stornoway Diamond Corp.	4,500	3,196
*	Stratos Global Corp.	3,600	23,250
#	Sun Life Financial, Inc.	69,500	3,343,371
	Suncor Energy, Inc.	10,225	915,796
*	SunOpta, Inc.	17,800	230,759
	Sun-Rype Products, Ltd.	100	1,232
*	Suramina Resources, Inc.	8,300	9,432
*	SXR Uranium One, Inc.	23,400	252,614
*	Synenco Energy, Inc.	16,600	198,068
*	Systems Xcellence, Inc.	4,800	86,045
*	Tahera Diamond Corp.	15,580	6,418
#	Talisman Energy, Inc.	104,100	1,787,247
*	Tanzanian Royalty Exploration Corp.	13,400	64,208
*	Taseko Mines, Ltd.	13,300	51,134
*	Teal Exploration & Mining, Inc.	1,800	8,097
*	Technicoil Corp.	33,900	19,582
#	Teck Cominco Class B	62,033	2,643,488
	Telus Corp.	4,514	238,267
# *	Tembec, Inc.	26,800	19,795
*	Tesco Corp.	5,400	147,835
*	Thallion Pharmaceuticals, Inc.	1,500	1,207
*	The Churchill Corp.	900	13,219
*	The Descartes Systems Group, Ltd.	6,000	21,591
#	The Thomson Corp.	21,000	888,920
*	Theratechnologies, Inc.	5,800	45,313
*	Thompson Creek Metals Company, Inc.	16,800	282,864
	Tim Hortons, Inc.	6,100	202,178
*	Timminco, Ltd.	8,000	52,879
*	TLC Vision Corp.	21,900	80,051
	Toromont Industries, Ltd.	18,700	458,469
#	Toronto Dominion Bank	83,400	5,700,580
#	Torstar Corp. Class B	18,300	343,125

#	Transalta Corp.	32,738	$927,267
	Transat A.T., Inc. Class A	500	14,124
	Transat A.T., Inc. Class B	2,900	80,437
#	TransCanada Corp.	69,711	2,427,342
	Transcontinental, Inc. Class A	24,700	470,844
*	Transglobe Energy Corp.	8,500	34,048
*	Transition Therapeutics, Inc.	1,211	16,514
	Trican Well Service, Ltd.	31,200	560,477
*	TSO3, Inc.	3,300	6,719
	TSX Group, Inc.	7,200	302,932
*	Tundra Semiconductor Corp.	5,800	46,741
*	Turnkey E&P, Inc.	300	1,918
	TVA Group, Inc. Class B	2,200	32,042
*	UEX Corp.	17,000	76,307
	Uni-Select, Inc.	5,000	144,176
*	Uranium Participation Corp.	12,200	116,686
*	Ur-Energy, Inc.	20,600	56,572
*	UTS Energy Corp.	61,000	327,528
*	Vasogen, Inc.	3,800	8,780
*	Vector Aerospace Corp.	7,900	36,657
*	Verenex Energy, Inc.	3,600	44,216
*	Vero Energy, Inc.	4,500	25,270
*	Virginia Mines, Inc.	550	2,677
*	Vitran Corp., Inc.	700	14,829
	Wescast Industries, Inc.	1,500	20,241
*	West 49, Inc.	2,500	2,912
*	West Energy, Ltd.	5,800	19,773
	West Fraser Timber Co., Ltd.	10,700	395,170
*	West Timmins Mining, Inc.	10,700	9,930
*	Westaim Corp.	9,100	4,309
*	Western Canadian Coal Corp.	21,700	41,304
*	Western Copper Corp.	1,000	1,449
	Western Financial Group, Inc.	10,400	58,008
*	Western Oil Sands, Inc. Series A	5,300	187,708
*	Westjet Airlines, Ltd.	18,000	269,318
*	Westport Innovations, Inc.	10,600	17,667
*	Wi-LAN, Inc.	12,600	36,989
	Winpak, Ltd.	11,500	91,042
*	Wireless Matrix Corp.	6,300	5,011
*	Xantrex Technology, Inc.	5,700	53,276
#	Xceed Mortgage Corp.	7,500	22,727
*	Xtreme Coil Drilling Corp.	6,100	58,343
	Yamana Gold, Inc.	47,400	523,824
*	YM Biosciences, Ltd.	15,400	24,938
*	Yukon-Nevada Gold Corp.	26,080	33,341
*	Zarlink Semiconductor, Inc.	40,900	63,132
*	ZCL Composite, Inc.	2,500	23,603
TOTAL COMMON STOCKS			146,076,104

RIGHTS/WARRANTS — (0.0%)
*	Intertape Polymer Group, Inc. Rights 09/17/07	11,800	2,570

TOTAL — CANADA			146,078,674

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	146	$1,910,833
*	Aarhus Lokalbank A.S.	809	31,059
*	Aktieselskabet Ringkjoebing Bank A.S.	320	50,889
	Aktieselskabet Roskilde Bank A.S.	4,500	449,373
#	Aktieselskabet Skjern Bank A.S.	210	30,162
*	Alm. Brand A.S.	2,450	151,633
	Amagerbanken A.S.	3,000	185,163
	Ambu A.S.	1,570	27,876
#	Auriga Industries A.S. Series B	2,400	55,318
#	Bang & Olufsen Holding A.S. Series B	1,850	201,848
# *	Bavarian Nordic A.S.	1,830	138,514
	Biomar Holding A.S.	700	30,894
	BoConcept Holding A.S.	450	47,296
*	Capinordic A.S.	19,598	92,973
	Carlsberg A.S. Series B	5,025	677,283
#	Coloplast A.S.	3,250	308,766
	Dampskibs Norden	8,600	764,651
#	Dampskibsselsk Torm A.S.	1,800	77,850
	Dampskibsselskabet Torm A.S. ADR	7,056	279,559
#	Danisco A.S.	15,150	1,116,049
	Danske Bank A.S.	52,700	2,163,819
# *	Dantherm Holding A.S.	1,600	55,203
	De Sammenslut Vogmaend	28,300	645,566
	DFDS A.S.	1,250	180,038
	DiBa Bank A.S.	970	79,858
	Djursland Bank A.S.	520	72,220
	DLH A.S. Series B	4,600	90,961
	East Asiatic Co., Ltd.	6,275	423,633
*	EDB Gruppen A.S.	400	11,713
	Fionia Bank A.S. Rights	455	134,864
	FLSmidth & Co. A.S.	4,633	437,961
	Fluegger A.S. Series B	350	43,489
#	Forstaedernes Bank A.S.	7,400	309,664
*	Genmab A.S.	5,800	342,351
# *	GN Great Nordic A.S.	37,900	372,520
	H&H International A.S. Series B	220	103,049
	H. Lundbeck A.S.	4,400	103,525
	Harboes Bryggeri A.S.	650	18,365
	Hedegaard (Peder P.) A.S.	230	21,645
#	IC Companys A.S.	800	48,267
	ITH Industri Invest A.S.	800	25,625
*	Jyske Bank A.S.	23,725	1,765,553
*	Lastas A.S. Series B	1,600	57,740
*	Maconomy A.S.	2,000	6,037
	Mols-Linien A.S.	400	49,431
# *	NeuroSearch A.S.	1,950	95,519
	NKT Holding A.S.	4,900	518,746

	Nordjyske Bank A.S.	1,495	$57,393
	Norresundby Bank A.S.	40	27,705
	Novo-Nordisk A.S. Series B	1,000	111,474
	Novo-Nordisk A.S. Sponsored ADR	5,200	581,412
	Novozymes A.S. Series B	2,275	269,238
	Ostjydsk Bank A.S.	152	33,944
*	Parken Sport & Emtertainment A.S.	400	111,749
	Per Aarsleff A.S. Series B	300	39,486
*	Pharmexa A.S.	10,000	28,957
#	Ringkjoebing Landbobank Aktieselskab A.S.	1,310	226,510
	Rockwool International A.S.	850	297,058
	Royal Unibrew A.S.	1,285	150,024
*	RTX Telecom A.S.	1,400	13,960
	Sanistal A.S. Series B	400	66,124
	Satair A.S.	1,000	53,298
	Schouw & Co. A.S.	3,100	293,035
	SimCorp A.S.	900	191,552
#	Sjaelso Gruppen A.S.	6,600	235,599
	Sondagsavisen A.S.	3,000	36,450
#	Spar Nord Bank A.S.	13,639	326,947
	Sparbank	1,360	103,898
#	Sparekassen Faaborg A.S.	130	57,549
	Sydbank A.S.	19,450	889,202
	Thrane & Thrane A.S.	1,350	82,716
	Tivoli A.S.	90	60,996
*	TK Development A.S.	9,000	201,622
*	Topdanmark A.S.	2,800	450,698
# *	TopoTarget A.S.	5,400	22,283
*	Trygvesta AS	7,550	599,387
*	Vestas Wind Systems A.S.	14,600	988,965
	Vestjysk Bank A.S.	1,930	119,697
*	William Demant Holding A.S.	1,650	145,454

TOTAL — DENMARK			21,679,733

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
	Alandsbanken AB Series B	1,000	36,067
# *	Aldata Solutions Oyj	22,500	44,774
	Alma Media Corp.	11,408	168,393
#	Amer Sports Oyj Series A	25,695	585,550
	Aspo Oyj	5,400	50,797
	BasWare Oyj	3,100	49,837
	Cargotec Oyj Series B	7,134	347,866
	Componenta Oyj	4,400	63,717
	Cramo P.L.C.	7,745	302,415
#	Elcoteq SE	1,400	10,685
#	Elektrobit Corp. Oyj	20,500	48,078
	Elisa Oyj	48,953	1,365,450
#	Finnair Oyj	14,400	252,744
	Finnlines Oyj	3,800	76,416
	Fiskars Oyj Abp Series A	10,400	187,431

	Fortum Oyj	94,945	$3,146,383
#	F-Secure Oyj	10,500	35,234
	HKScan Oyj Series A	7,400	179,608
	Huhtamaki Oyj	15,150	228,637
	Ilkka-Yhtyma Oyj	1,200	17,346
	KCI Konecranes Oyj	11,719	447,159
	Kemira GrowHow Oyj	10,400	170,229
	Kemira Oyj	18,360	443,578
	Kesko Oyj	23,962	1,411,918
	Kone Oyj Series B	7,973	522,812
#	Kyro Oyj Abp	9,400	49,948
	Laennen Tehtaat Oyj	950	25,242
	Lassila & Tikanoja Oyj	3,500	108,858
	Lemminkainen Oyj	2,700	187,948
	Metso Corp. Sponsored ADR	10,346	664,006
	Metso Oyj	2,800	179,901
	M-Real Oyj Series B	52,500	289,360
	Neste Oil Oyj	23,367	809,687
	Nokia Oyj	17,100	563,335
	Nokia Oyj Sponsored ADR	77,300	2,541,624
	Nokian Renkaat Oyj	15,380	542,682
*	Okmetic Oyj	6,300	29,232
	OKO Bank P.L.C. Class A	34,443	686,441
#	Olvi Oyj Series A	3,350	123,604
	Oriola-KD Oyj Class A	1,000	4,172
	Oriola-KD Oyj Class B	2,200	9,195
	Orion Oyj Series A	6,200	146,321
	Orion Oyj Series B	12,676	302,528
	Outokumpu Oyj Series A	29,600	898,610
*	Perlos Oyj	10,100	70,065
	PKC Group Oyj	5,278	75,776
	Ponsse Oyj	1,600	37,930
	Poyry Oyj	6,900	155,826
	Raisio Group P.L.C.	35,500	97,952
	Ramirent Oyj	10,000	238,036
	Rapala VMC Oyj	10,000	76,557
	Rautaruukki Oyj Series K	27,477	1,502,415
	Sampo Oyj	91,689	2,635,898
	SanomaWSOY Oyj	29,498	902,306
*	Satama Interactive Oyj	23,700	46,377
	Sponda Oyj	6,200	84,878
	Stockmann Oyj Abp Series A	2,400	105,765
#	Stockmann Oyj Abp Series B	7,452	330,655
	Stora Enso Oyj Series R	17,700	318,889
	Stora Enso Oyj Sponsored ADR	105,600	1,894,464
	SYSOPENDIGIA P.L.C.	5,039	27,342
	Tecnomen Oyj	21,200	39,314
#	TietoEnator Oyj	21,580	502,108
	Tiimari P.L.C.	4,700	30,464
	Turkistuottajat Oyj	1,600	23,002
	UPM-Kymmene Oyj	15,400	349,510
	UPM-Kymmene Oyj Sponsored ADR	79,454	1,797,249

	Uponor Oyj Series A	8,793	$337,699
	Vacon Oyj	2,122	95,453
	Vaisala Oyj Series A	950	47,828
	Wartsila Corp. Oyj Series B	8,900	555,382
	YIT Oyj	14,450	437,480

TOTAL — FINLAND			31,172,438

FRANCE — (6.7%)
COMMON STOCKS — (6.7%)
	Accor SA	13,686	1,169,166
	Air France-KLM	24,109	997,805
	Air Liquide SA	19,416	2,466,262
	Alcatel-Lucent SA	103,869	1,134,460
	Alcatel-Lucent SA Sponsored ADR	67,800	742,410
	Alstom SA	5,523	993,359
# *	Alten SA	1,680	59,372
# *	Altran Technologies SA	19,072	163,682
	April Group SA	2,752	153,557
*	Archos	364	11,494
*	Arkema Sponsored ADR	460	28,583
	Assystem	3,965	69,966
*	Atos Origin SA	22,189	1,245,240
#	Aubay SA	3,818	43,076
*	Avanquest Software	1,259	21,394
#	AXA SA	3,554	142,040
	AXA SA Sponsored ADR	200,512	8,058,577
	Bacou-Dalloz	1,932	264,419
	Beneteau SA	5,980	148,320
	bioMerieux designs	1,800	164,137
	BNP Paribas SA	108,505	11,390,213
	Boiron SA	2,461	69,428
	Bonduelle SA	703	88,078
	Bongrain SA	3,402	406,637
	Bourbon SA	12,714	833,499
	Bouygues SA	17,953	1,408,203
# *	Bull SA	7,653	53,506
*	Business Objects SA	3,242	142,254
*	Business Objects SA Sponsored ADR	32,200	1,413,902
	Canal Plus SA	5,836	62,325
	Capgemini SA	44,365	2,859,969
	Carbone Lorraine SA	4,294	306,832
	Carrefour SA	13,783	960,775
	Casino Guichard Perrachon SA	9,864	1,004,593
	Cegedim SA	962	106,575
#	Cegid Group	1,264	71,850
	Cie Generale D’Optique Essilor Intenational SA	10,712	648,823
	Ciments Francais SA	4,483	930,334
	Clarins SA	3,566	282,945
*	Club Mediterranee SA	4,745	326,666
	CNP Assurances	10,190	1,298,142
	Compagnie de Saint-Gobain	33,326	3,609,118

*	Compagnie Generale de Geophysique-Veritas SA	431	$110,497
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	12,600	648,774
	Compagnie Generale des Establissements Michelin Series B	21,879	2,746,125
	Credit Agricole SA	53,792	2,020,580
	Damartex SA	174	5,691
	Dassault Systemes SA	1,044	61,404
	Dassault Systemes SA ADR	5,737	338,540
	Delachaux SA	1,608	136,946
	Dior (Christian) SA	3,892	473,382
	Eiffage SA	2,914	341,040
	Electricite de Strasbourg	606	127,241
	Entrepose Contracting	600	52,521
*	Eramet SA	2,107	578,416
	Esso SA	960	288,017
#	Establissements Maurel et Prom	13,468	265,655
	Etam Developpement SA	1,873	135,060
	Euler Hermes SA	8,497	1,190,549
*#	Euro Disney SCA	580,041	71,114
	European Aeronautic Defence & Space Co.	76,568	2,262,178
*	Eutelsat Communications	13,301	305,387
	Exel Industries SA	502	60,759
# *	Faurecia SA	3,987	306,380
#	Fimalac SA	2,895	206,687
	Fleury Michon SA	463	34,974
	France Telecom SA	20,447	615,910
	France Telecom SA Sponsored ADR	147,700	4,478,264
#	Gascogne SA	262	28,297
	Gaumont SA	223	18,575
	Geodis SA	739	151,483
	GFI Informatique SA	12,831	128,102
*	Gifi	712	60,606
	GL Events	1,397	93,350
	Groupe Crit	392	19,912
	Groupe DANONE	1,282	97,343
	Groupe Danone Sponsored ADR	36,200	551,829
*	Groupe Go Sport SA	568	56,455
*	Groupe Open SA	2,036	32,266
	Groupe Steria SCA	3,800	200,874
	Guerbet SA	412	83,062
	Guyenne et Gascogne SA	1,991	343,230
	Haulotte Group SA	6,110	241,436
	Havas SA	72,440	399,882
	Hermes International SA	2,313	249,002
	Iliad SA	2,800	274,246
	Imerys SA	10,524	961,105
	IMS International Metal Service SA	4,499	195,061
*	Infogrames Entertainment SA	170,186	48,415
#	Ingenico SA	3,066	78,733
*	Ipsen SA	1,283	67,343
	Ipsos SA	8,784	318,623
	JC Decaux SA	23,421	711,497

	Lafarge SA	7,174	$1,110,693
	Lafarge SA Sponsered ADR	76,910	2,984,108
	Lafuma SA	317	23,153
	Lagardere S.C.A.	25,629	2,086,239
	Laurent-Perrier	559	88,471
	Lectra	2,553	21,299
*	Legrand S.A.	27,620	978,698
	Lisi SA	1,725	200,819
	L’Oreal SA	9,374	1,093,721
# *	LVL Medical Groupe SA	1,560	42,399
	LVMH (Louis Vuitton Moet Hennessy)	8,955	996,775
	M6 Metropole Television	4,757	143,247
	Maisons Franc	470	38,868
	Manitou BF SA	4,972	277,003
	Manutan International SA	899	73,347
	Montupet SA	2,906	74,269
#	Mr. Bricolage SA	2,308	72,243
	Natixis	5,600	118,685
#	Naturex	395	26,248
	Neopost SA	3,568	543,695
	Nexans SA	8,913	1,433,672
	Nexity	7,400	489,669
	Norbert Dentressangle	1,039	104,063
#	NRJ Group	3,110	43,281
	Oberthur Card Systems SA	12,572	105,133
	Orco Property Group	1,707	256,530
*	Orpea	2,434	136,522
	PagesJaunes SA	20,731	419,515
# *	Penauille Polyservices SA	18,045	159,663
	Pernod-Ricard SA	13,321	2,797,679
	Petit Forestier SA	280	35,892
	Peugeot SA	34,323	2,911,584
	Pierre & Vacances	1,444	209,235
	Plastic Omnium SA	2,854	135,938
	Plastivaloire SA	1,015	30,294
	PPR SA	17,627	3,040,378
	Publicis Groupe	1,433	61,950
	Publicis Groupe ADR	24,100	1,049,073
	Radiall SA	200	27,233
	Rallye SA	6,361	412,706
	Remy Cointreau SA	7,610	542,032
	Renault SA	23,324	3,133,324
*	Rhodia SA	12,285	500,330
	Robertet SA	268	49,637
*	Rodriguez Group SA	1,164	55,195
	Rougier SA	540	46,951
#	Rubis SA	1,896	159,288
#	Safran SA	54,033	1,272,394
	Saft Groupe SA	900	38,209
	SAMSE, SA	320	48,748
	Sanofi - Aventis	2,000	163,805
	Sanofi - Aventis ADR	197,895	8,103,800

	Schneider Electric SA	39,992	$5,287,563
	SCOR SE (B1LB9P6)	31,884	778,758
*	SCOR SE (4797364)	9	25
	SEB SA	2,828	496,255
	Sechilienne SA	2,425	177,410
	Societe BIC SA	9,735	737,564
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	89	85,023
	Societe Generale Paris	36,195	5,812,060
	Societe Immobiliere de Location pour l’Industrie et le Commerce	288	45,679
#	Societe Industrielle D’Aviations Latecoere SA	701	22,158
	Societe Marseillaise du Tunnel Prado Carenage	805	43,262
	Societe Television Francaise 1	6,567	190,312
	Sodexho Alliance SA	3,163	207,778
	Sodexho Alliance SA Sponsored ADR	3,800	250,626
# *	Soitec SA	9,862	185,773
	Somfy SA	668	204,774
	Sopra Group SA	986	90,864
	Spir Communication SA	198	21,432
	Stallergenes SA	892	73,610
	STEF-TFE SA	2,280	156,834
	Sucriere de Pithiviers Le Vieil	33	26,692
	Suez SA	4,083	231,930
	Suez SA ADR	700	40,096
	Synergie SA	1,627	65,265
	Technip SA	4,533	361,551
	Technip SA ADR	26,993	2,156,009
	Teleperformance SA	14,563	594,860
	Tessi SA	412	29,682
	Thales SA	7,279	411,787
*	Theolia SA	5,474	152,095
*	Thomson	73,930	1,211,355
	Thomson Sponsored ADR	15,000	246,000
	Total SA	19,007	1,425,406
	Total SA Sponsored ADR	67,090	5,037,788
	Toupargel Groupe	290	11,575
	Trigano SA	2,406	107,583
*	UbiSoft Entertainment SA	4,502	278,970
	Union Financiere de France Banque SA	300	18,237
	Valeo SA	23,727	1,144,716
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	2,589	688,701
#	Veolia Environnement SA	3,093	237,832
	Veolia Environnement SA ADR	18,057	1,389,486
	Viel et Compagnie	5,851	39,667
	Vilmorin et Cie SA	1,026	119,552
	Vinci SA	71,425	5,064,178
#	Virbac SA	1,272	108,162
	Vivendi SA	150,164	6,121,210
	VM Materiaux SA	373	43,362
	Vranken Pommery Monopole	1,407	107,324
	Wendel Investissement	7,040	1,188,427
	Zodiac SA	13,058	942,466
TOTAL COMMON STOCKS			153,062,231

RIGHTS/WARRANTS — (0.0%)
*	Infogrames Entertainment SA Warrants 12/31/09	3,780	$618

TOTAL — FRANCE			153,062,849

GERMANY — (6.1%)
COMMON STOCKS — (6.1%)
	A.S. Creation Tapeton AG	648	37,862
	Aareal Bank AG	12,421	595,263
*	AC-Service AG	4,173	27,218
	ADCapital AG	4,082	65,339
	Adidas-Salomon AG	15,581	917,904
*	Adlink Internet Media AG	1,531	27,075
# *	ADVA AG Optical Networking	3,330	28,560
# *	Aixtron AG	23,204	192,575
	Allianz SE	33,853	7,272,529
	Allianz SE Sponsered ADR	219,500	4,714,860
	Altana AG	2,915	66,687
	Altana AG ADR	21,400	490,116
	Amadeus Fire AG	778	22,250
#	AMB Generali Holding AG	4,097	592,717
*	Analytik Jena AG	3,242	27,816
	Andreae-Noris Zahn AG	1,235	56,989
*	Augusta Technologie AG	3,526	82,210
	AWD Holding AG	3,367	114,117
	Baader Wertpapierhandelsbank AG	8,136	45,441
# *	Balda AG	8,210	88,516
	BASF AG	38,583	5,111,114
	BASF AG Sponsored ADR	29,500	3,896,655
	Bayer AG	9,647	764,040
	Bayer AG Sponsored ADR	10,900	861,645
	Bayerische Motoren Werke (BMW) AG	46,955	2,869,047
	Beate Uhse AG	4,391	19,626
	Bechtle AG	1,392	55,073
	Beiersdorf AG	3,985	268,333
	Bertrandt AG	1,086	38,646
	Bilfinger Berger AG	13,100	1,085,968
	Biotest AG	1,421	60,829
	Boewe Systec AG	548	27,123
	Celesio AG	13,777	865,564
*	CENTROTEC Sustainable AG	1,646	33,043
#	Cewe Color Holding AG	1,119	51,993
*	ComBOTS AG	1,894	27,769
	Comdirect Bank AG	11,936	137,721
	Commerzbank AG	136,079	5,594,573
	Computerlinks AG	2,635	51,914
#	Conergy AG	2,801	227,344
	Continental AG	10,098	1,318,520
	CTS Eventim AG	1,147	43,582

	Curanum AG	1,530	$10,361
*	D. Logistics AG	10,845	33,680
*	D+S europe AG	3,783	73,055
	DAB Bank AG	3,271	30,211
	DaimlerChrysler AG	72,825	6,488,032
	DaimlerChrysler AG ADR	34,500	3,073,950
	Data Modul AG	2,096	51,840
*	DEAG Deutsche Entertainment AG	13,909	36,940
	Deutsche Bank AG	30,449	3,782,897
	Deutsche Bank AG ADR	35,300	4,377,200
	Deutsche Boerse AG	10,309	1,140,748
#	Deutsche Euroshop AG	2,358	82,232
	Deutsche Lufthansa AG	40,816	1,191,028
	Deutsche Post AG	112,192	3,258,632
	Deutsche Postbank AG	11,800	857,095
	Deutsche Telekom AG	265,514	4,947,898
	Deutsche Telekom AG Sponsored ADR	84,400	1,569,840
	Deutsche Wohnen AG	2,400	84,766
*	Deutz AG	13,317	156,442
	Douglas Holding AG	9,074	545,104
*	Drillisch AG	2,378	23,730
*	Duerr AG	2,775	114,023
	DVB Bank AG	659	244,163
	E. ON AG	3,491	586,669
	E. ON AG Sponsered ADR	219,570	12,291,529
	Eckert and Ziegler Strahlen - und Medizintechnik AG	1,958	29,353
	Elexis AG	1,516	44,686
*	Elmos Semiconductor AG	3,626	35,881
*	EM.TV AG	7,400	44,497
	Epcos AG	6,158	117,125
	Epcos AG Sponsored ADR	18,100	345,710
*	Escada AG	393	15,553
	Euwax AG	321	22,475
# *	Evotec AG	14,806	61,265
#	Fielmann AG	1,612	105,486
#	Fraport AG	10,833	742,093
	Freenet AG	9,857	231,106
	Fresenius Medical Care AG & Co.	1,707	83,970
	Fresenius Medical Care AG & Co. ADR	20,000	984,600
	Fuchs Petrolub AG	1,249	109,411
*	GEA Group AG	22,329	727,439
	Gerry Weber International AG	1,058	33,127
	Gesco AG	1,146	88,643
#	GFK AG	4,042	161,516
*	GFT Technologies AG	10,996	50,050
# *	GPC Biotech AG	3,290	37,109
	Grenkeleasing AG	1,847	71,255
#	Hannover Rueckversicherung AG	22,596	1,049,645
	Hawesko Holding AG	1,492	51,439
	Heidelberger Druckmaschinen AG	20,134	910,814
	Heidelberger Zement AG	3,599	524,171
	Henkel KGAA	7,854	369,033

	Hochtief AG	8,152	$819,471
	Hugo Boss AG	1,650	108,398
#	Hypo Real Estate Holding AG	37,812	2,080,979
# *	IKB Deutsche Industriebank AG	12,097	232,026
#	Indus Holding AG	2,384	88,186
*	Infineon Technologies AG	135,129	2,108,169
*	Infineon Technologies AG ADR	29,200	455,520
	INTERSEROH AG	683	44,851
	Isra Vision Systems AG	1,054	21,267
*	itelligence AG	6,449	34,990
	IVG Immobilien AG	6,992	248,980
*	IVU Traffic Technologies AG	12,703	19,760
*	IWKA AG	2,533	102,998
*	Jenoptik AG	22,208	207,289
	K&S AG	4,291	618,506
*	KarstadtQuelle AG	6,305	173,755
	Kontron AG	13,067	269,091
#	Krones AG	4,911	382,447
	KSB AG	214	166,216
	KWS Saat AG	2,056	338,750
	Lanxess AG	18,600	932,131
	Leifheit AG	465	11,615
	Leoni AG	10,467	548,847
	Linde AG	26,499	3,117,819
	LPKF Laser & Electronics AG	6,673	53,142
	MAN AG	5,813	834,625
*	Mania Technologie AG	3,900	4,942
*	Maxdata AG	12,610	23,150
*	Mediclin AG	13,261	61,433
*	Medigene AG	1,679	9,665
*	Medion AG	7,536	143,069
	Merck KGAA	2,779	356,789
	Metro AG	6,899	594,648
#	MLP AG	8,645	138,611
*	Morphosys AG	215	11,036
	MTU Aero Engines Holding AG	8,665	551,126
#	Munchener Rueckversicherungs-Gesellschaft AG	26,225	4,540,646
	MVV Energie AG	7,220	283,249
#	Nemetschek AG	1,657	59,611
	Norddeutsche Affinerie AG	12,397	543,329
# *	Nordex AG	5,069	239,802
	OHB Technology AG	2,466	46,703
	Oldenburgische Landesbank AG	1,147	85,559
*	Paion AG	3,900	9,457
	PC-Ware AG	613	13,298
	Pfeiffer Vacuum Technology AG	1,165	108,437
	Pfleiderer AG	9,948	257,569
*	Plambeck Neue Energien AG	11,246	56,641
*	Plasmaselect AG	3,271	9,200
*	Premiere AG	29,475	647,463
*	Primacom AG	3,091	41,486
	Progress-Werk Oberkirch AG	638	29,602

*	Q-Cells AG	2,927	$260,531
# *	QIAGEN NV	18,338	314,283
# *	QSC AG	6,902	36,920
	Rational AG	494	91,524
	REALTECH AG	2,321	33,378
	Renk AG	322	29,240
*	REpower Systems AG	837	127,715
	Rheinmetall AG	7,508	623,127
	Rhoen-Klinikum AG	20,544	630,768
	RWE AG (Neu) Series A	16,950	1,906,996
	Salzgitter AG	10,813	2,141,459
	SAP AG	496	26,845
	SAP AG Sponsored ADR	20,700	1,119,249
#	Sartorius AG	986	56,741
	Schlott Sebaldus AG	1,329	35,053
*	SGL Carbon AG	7,451	359,764
*	SGL Carbon AG Sponsored ADR	7,400	119,189
	SHB Stuttgarter Invest AG	2,186	96,221
	Siemens AG Sponsored ADR	43,000	5,387,900
	Silicon Sensor International AG	1,741	43,808
# *	Singulus Technologies AG	10,348	123,952
	Sixt AG	2,155	112,952
	Software AG	3,248	323,947
*	Solar Millenn	1,000	52,593
# *	Solon AG fuer Solartechnik	799	64,540
	Stada Arzneimittel AG	10,778	692,725
	Strabag AG	422	155,131
	Stratec Biomedical Systems AG	1,763	53,178
	Suedzucker AG	24,520	470,726
# *	Suess Microtec AG	7,173	76,102
	Takkt AG	3,116	54,128
	Techem AG	2,013	125,291
	Technotrans AG	567	14,144
	ThyssenKrupp AG	38,908	2,277,578
*	TUI AG	71,947	1,871,211
	Umweltbank AG	1,686	39,341
	United Internet AG	14,892	284,252
	Utimaco Safeware AG	1,545	20,017
	Vivacon AG	2,396	71,252
	Volkswagen AG	19,991	4,139,623
	Vossloh AG	2,225	239,832
*	Wacker Chemie AG	893	195,291
	Wincor Nixdorf AG	4,962	428,523
*	Wirecard AG	7,951	109,887
	Wuerttembergische Lebensversicherung AG	2,738	125,258
	Wuerttembergische Metallwarenfabrik AG	1,571	66,092

TOTAL — GERMANY			139,490,309

GREECE — (0.8%)
COMMON STOCKS — (0.8%)
*	Aegek S.A.	35,180	32,077

	Agricultural Bank of Greece S.A.	60,900	$306,187
*	Alapis Holdings Industrial & Commercial S.A.	25,758	70,178
	Alpha Bank A.E.	68,652	2,223,112
	Alumil Milonas Aluminum Industry S.A.	6,033	40,160
	Anek Lines S.A.	28,755	87,576
	Aspis Bank S.A.	6,175	26,701
*	Astir Palace Hotels S.A.	4,440	42,983
	Athens Medical Center S.A.	13,297	92,975
	Attica Holdings S.A.	16,395	123,547
	Atti-Kat S.A.	21,980	40,907
	Autohellas S.A.	4,100	32,658
*	Babis Vovos International Construction S.A.	1,840	58,120
*	Bank of Attica S.A.	5,375	27,113
	Bank of Greece	4,903	613,884
	Blue Star Maritime S.A.	15,800	77,733
	C. Rokas S.A.	1,380	36,775
	Coca-Cola Hellenic Bottling Co. S.A.	5,200	247,538
	Coca-Cola Hellenic Bottling Co. S.A. ADR	8,600	412,886
	Cosmote Mobile Telecommunications S.A.	7,650	237,344
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	9,390	63,268
	EFG Eurobank Ergasias S.A.	23,841	809,007
	Elektrak S.A.	4,469	38,204
	Elmec Sport S.A.	10,000	46,705
*	Emporiki Bank of Greece S.A.	6,570	177,778
	ETEM S.A.	6,622	23,563
*	Ethniki General Insurance Co. S.A.	5,420	35,367
*	Euro Reliance General Insurance Co. S.A.	9,660	39,608
	Euromedica S.A.	4,440	52,928
*	Forthnet S.A. Issue 06	5,355	76,205
	Fourlis S.A.	5,960	179,369
	Frigoglass S.A.	2,270	65,907
	GEK Group of Cos S.A.	15,721	265,919
*	Geniki Bank	6,260	54,420
	Halkor S.A.	12,190	68,130
	Hellenic Cables S.A.	4,830	39,924
	Hellenic Duty Free Shops S.A.	1,480	26,632
	Hellenic Petroleum S.A.	41,215	578,886
*	Hellenic Sugar Industry S.A.	5,435	38,748
	Hellenic Technodomiki Tev S.A.	27,110	357,068
	Hellenic Telecommunication Organization Co. S.A.	9,070	295,666
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	61,300	1,009,611
	Heracles General Cement Co. S.A.	7,440	169,040
	Iaso S.A.	11,360	201,927
	Inform P. Lykos S.A.	7,042	40,857
	Intracom Holdings S.A.	8,300	51,582
	J&P-Avax S.A.	5,700	59,132
	Kathimerini Publishing S.A.	3,935	40,893
	Lambrakis Press S.A.	7,150	28,233
	Lampsa Hotel Co.	2,200	50,983
	Lavipharm S.A.	3,320	20,322
	Mailis (M.J.) S.A.	12,070	41,572

*	Maritime Company of Lesvos S.A.	21,461	$30,006
	Metka S.A.	2,710	57,958
	Michaniki S.A.	18,193	160,966
	Minoan Lines S.A.	11,680	84,493
	Motor Oil (Hellas) Corinth Refineries S.A.	6,045	148,011
	Mytilineos Holdings S.A.	5,790	294,319
	National Bank of Greece S.A.	11,760	697,600
	National Bank of Greece S.A. ADR	262,800	3,153,600
	Neochimiki Lv Lavrentiadis S.A.	5,000	136,749
	Nirefs Acquaculture S.A.	6,275	35,395
*	Pantechniki S.A.	6,160	34,093
	Piraeus Bank S.A.	19,879	677,780
	Public Power Corp.	15,171	471,740
	Reds S.A.	9,620	54,476
*	Regency Entertainment S.A.	1,960	36,352
	S&B Industrial Minerals S.A.	5,367	87,074
	Sarantis S.A.	3,070	42,647
	Sato S.A.	10,903	43,994
*	Singularlogic S.A.	10,740	50,830
	Teletypos S.A. Mega Channel	4,090	25,811
	Terna Tourist Technical & Maritime S.A.	3,960	70,894
	Titan Cement Co. S.A.	11,700	576,892
	Unisystems S.A.	9,210	26,076
	Viohalco S.A.	33,733	507,053
*	Vioter S.A.	27,530	46,570
	Vivartia S.A.	13,792	469,091
TOTAL COMMON STOCKS			17,898,378

RIGHTS/WARRANTS — (0.0%)
*	EFG Eurobank Ergasias S.A. Rights 09/14/07	23,841	21,652
*	Piraeus Bank S.A. Rights 09/03/07	19,879	29,517
TOTAL RIGHTS/WARRANTS			51,169

TOTAL — GREECE			17,949,547

HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
*	Aeon Stores (Hong Kong) Co., Ltd.	32,000	51,120
	Alco Holdings, Ltd.	60,000	37,024
	Allied Group, Ltd.	56,000	197,774
	Allied Properties (HK), Ltd.	900,000	185,825
*	A-Max Holdings, Ltd.	2,470,000	67,154
	AMVIG Holdings, Ltd.	68,000	98,991
	Asia Financial Holdings, Ltd.	84,000	48,553
	Asia Satellite Telecommunications Holdings, Ltd. Sponsored ADR	2,300	42,550
	Asia Standard Hotel Group, Ltd.	2,570,000	40,166
	Asia Standard International Group, Ltd.	1,058,978	36,714
*	Asian Union New Media Group, Ltd.	3,400,000	79,357
	ASM Pacific Technology, Ltd.	21,500	190,247
*	Associated International Hotels, Ltd.	11,000	17,109

	Baltrans Holdings, Ltd.	76,000	$42,858
	Bank of East Asia, Ltd.	158,464	883,227
*	Bossini International Holdings, Ltd.	530,000	33,341
*	Burwill Holdings, Ltd.	432,000	79,459
	C C Land Holdings, Ltd.	201,000	222,950
	Cafe de Coral Holdings, Ltd.	58,000	107,467
*	Capital Estate, Ltd.	2,520,000	62,527
	Capital Strategic Investment, Ltd.	500,000	22,794
	Cathay Pacific Airways, Ltd.	267,000	699,971
# *	CATIC International Holdings, Ltd.	2,160,000	166,983
	CCT Telecom Holdings, Ltd.	156,000	30,433
	Century City International Holdings, Ltd.	2,656,000	77,953
	Champion Technology Holdings, Ltd.	217,819	45,796
#	Chaoda Modern Agriculture (Holdings), Ltd.	426,000	328,119
	Chen Hsong Holdings, Ltd.	40,000	32,296
	Cheuk Nang (Holdings), Ltd.	23,000	18,910
	Cheung Kong Holdings, Ltd.	188,000	2,764,058
#	Cheung Kong Infrastructure Holdings, Ltd.	104,000	384,949
	Chevalier International Holdings, Ltd.	62,000	69,551
*	Chia Hsin Cement Greater China Holding Corp.	160,000	70,446
*	Chia Tai Enterprises International, Ltd.	440,000	17,467
# *	China Aerospace International Holdings, Ltd.	354,240	56,127
#	China Foods, Ltd.	136,000	87,016
#	China Gas Holdings, Ltd.	282,000	94,724
	China Green (Holdings), Ltd.	72,000	61,023
	China Hong Kong Photo Products Holdings, Ltd.	370,000	42,014
*	China Insurance International Holdings Co., Ltd.	130,000	322,783
	China Mengniu Dairy Co., Ltd.	52,000	196,336
	China Merchants Holdings (International) Co., Ltd.	69,449	364,515
#	China Metal International Holdings, Ltd.	168,000	69,156
*	China Mining Resources Group, Ltd.	216,000	35,955
	China Netcom Group Corp. (Hong Kong), Ltd.	373,000	901,763
	China Oriental Group Co., Ltd.	408,000	205,631
	China Overseas Land & Investment, Ltd.	402,000	837,135
*	China Pharmaceutical Group, Ltd.	160,000	70,992
	China Power International Development, Ltd.	373,000	185,328
	China Rare Earth Holdings, Ltd.	124,000	34,167
	China Resources Land, Ltd.	195,000	337,693
	China Resources Logic, Ltd.	278,000	37,129
	China Resources Power Holdings Co., Ltd.	120,000	338,430
*	China Seven Star Shopping, Ltd.	390,000	31,609
	China Shineway Pharmaceutical Group, Ltd.	82,000	54,187
*	China Solar Energy Holdings, Ltd.	260,000	18,005
	China Travel International Investment Hong Kong, Ltd.	608,000	383,520
	China Unicom, Ltd.	88,000	166,632
	China Unicom, Ltd. ADR	20,000	380,000
#	China Wireless Technologies, Ltd.	108,000	40,225
*	Chinese People Gas Holdings Co., Ltd.	390,000	29,525
#	Chong Hing Bank, Ltd.	57,000	132,280
	Chow Sang Sang Holdings International, Ltd.	110,000	120,335
	Chu Kong Shipping Development Co., Ltd.	196,000	52,625
	Chuang’s China Investments, Ltd.	299,000	48,648
	Chuang’s Consortium International, Ltd.	344,000	63,520

	Chun Wo Holdings, Ltd.	22,000	$ 4,490
*	CITIC 21CN Co., Ltd.	154,000	19,520
	CITIC International Financial Holdings, Ltd.	193,000	157,010
	Citic Pacific, Ltd.	145,000	796,374
# *	CITIC Resources Holdings, Ltd.	360,000	240,113
*	Clear Media, Ltd.	44,000	45,064
	CLP Holdings, Ltd.	36,500	251,351
	CNOOC, Ltd.	98,000	120,250
	CNOOC, Ltd. ADR	3,100	380,990
	CNPC (Hong Kong), Ltd.	600,000	318,599
	Coastal Greenland, Ltd.	412,000	73,251
	COL Capital, Ltd.	64,000	55,113
	Comba Telecom Systems Holdings, Ltd.	228,000	79,287
	COSCO International Holdings, Ltd.	200,000	204,268
#	Coslight Technology International Group, Ltd.	58,000	28,668
	Cosmos Machinery Enterprises, Ltd.	250,000	37,907
	Dah Sing Banking Group, Ltd.	125,800	275,570
	Dah Sing Financial Holdings, Ltd.	49,600	400,830
	Daisho Microline Holdings, Ltd.	152,000	30,307
*	Dan Form Holdings Co., Ltd.	329,000	35,982
*	Daqing Petroleum & Chemical Group, Ltd.	570,000	38,962
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	29,658
	Dickson Concepts International, Ltd.	64,000	66,134
	Digital China Holdings, Ltd.	65,000	31,659
*	DVN Holdings, Ltd.	177,000	32,000
#	Dynasty Fine Wines Group, Ltd.	134,000	50,306
	Eagle Nice (International) Holdings, Ltd.	162,000	47,757
*	Easyknit Enterprises Holdings, Ltd.	240,000	7,476
	EcoGreen Fine Chemical Group	92,000	44,264
*	Eforce Holdings, Ltd.	60,000	3,566
	EganaGoldpfeil Holdings, Ltd.	209,588	58,595
*	Emperor Capital Group, Ltd.	22,800	3,216
	Emperor Entertainment Hotel, Ltd.	125,000	29,022
	Emperor International Holdings, Ltd.	272,000	80,882
*	Enerchina Holdings, Ltd.	69,000	4,313
*	ENM Holdings, Ltd.	328,000	21,078
	Esprit Holdings, Ltd.	37,000	537,481
# *	eSun Holdings, Ltd.	114,000	73,132
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,513
	Fairwood Holdings, Ltd.	5,000	6,283
#	Far East Consortium International, Ltd.	310,508	135,486
	First Natural Foods Holdings, Ltd.	225,000	32,554
	First Pacific Co., Ltd.	408,000	274,851
	Fong’s Industries Co., Ltd.	64,000	47,433
	Fountain Set Holdings, Ltd.	62,000	24,230
*	Foxconn International Holdings, Ltd.	51,000	133,291
*	Frasers Property China, Ltd.	1,240,000	49,408
*	Freeman Corp., Ltd.	1,928,000	32,791
#	FU JI Food & Catering Services	19,000	56,071
	Fubon Bank Hong Kong, Ltd.	76,000	42,523
# *	Fushan International Energy Group, Ltd.	118,000	48,032
*	Galaxy Entertainment Group, Ltd.	400,000	385,704

#	Geely Automobile Holdings, Ltd.	375,000	56,782
	Get Nice Holdings, Ltd.	466,000	39,503
	Giordano International, Ltd.	338,000	163,339
	Global Bio-Chem Technology Group Co., Ltd.	374,000	163,577
	Global Green Tech Group, Ltd.	246,000	94,835
	Glorious Sun Enterprises, Ltd.	86,000	41,485
	Golden Resorts Group, Ltd.	862,000	73,473
	Goldlion Holdings, Ltd.	100,000	26,383
	GOME Electrical Appliances Holdings, Ltd.	80,000	126,569
	Grande Holdings, Ltd.	54,000	21,844
	Great Eagle Holdings, Ltd.	107,598	340,682
	Guangnan Holdings, Ltd.	146,000	40,780
	Guangzhou Investment Co., Ltd.	686,000	190,180
	GZI Transport, Ltd.	123,000	81,649
	Hang Fung Gold Technology, Ltd.	250,000	46,333
	Hang Lung Group, Ltd.	194,000	926,166
	Hang Lung Properties, Ltd.	298,000	1,090,927
	Hang Seng Bank, Ltd.	24,500	384,412
*	Hans Energy Co., Ltd.	232,000	18,741
#	Henderson Investment, Ltd.	477,000	775,083
	Henderson Land Development Co., Ltd.	168,000	1,168,338
*	Heng Tai Consumables Group, Ltd.	320,000	61,087
#	Hengan International Group Co., Ltd.	46,000	141,757
*	Hi Sun Technology (China), Ltd.	117,000	31,950
	HKC (Holdings), Ltd.	248,018	77,559
	HKR International, Ltd.	231,733	160,806
	Hon Kwok Land Investment Co., Ltd	58,000	22,547
#	Hong Kong and China Gas Co., Ltd.	184,900	426,845
	Hong Kong and Shanghai Hotels, Ltd.	163,431	255,990
	Hong Kong Electric Holdings, Ltd.	82,000	411,133
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	16,412
	Hongkong Chinese, Ltd.	222,000	45,888
#	Hopewell Highway Infrastructure, Ltd.	207,000	195,203
	Hopewell Holdings, Ltd.	239,000	1,138,936
#	Hopson Development Holdings, Ltd.	72,000	241,207
	Hsin Chong Construction Group, Ltd.	280,000	44,502
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	44,907
	Huafeng Textile International Group, Ltd.	556,000	46,469
*	Hualing Holdings, Ltd.	506,000	42,962
	Hung Hing Printing Group, Ltd.	64,524	34,699
	Hutchison Harbour Ring, Ltd.	636,000	47,297
	Hutchison Telecommunications International, Ltd.	111,000	145,090
	Hutchison Whampoa, Ltd.	226,000	2,247,463
	Hysan Development Co., Ltd.	55,264	139,188
	I.T, Ltd.	316,000	63,955
	I-Cable Communications, Ltd.	85,000	17,148
*	Imagi International Holdings, Ltd.	64,000	15,609
	Industrial & Commercial Bank of China (Asia), Ltd.	90,000	215,741
	Integrated Distribution Services Group, Ltd.	14,000	45,143
	IPE Group, Ltd.	325,000	45,474
	ITC Corp., Ltd.	339,983	30,077
*	Jinhui Holdings Co., Ltd.	86,000	66,261

#	Johnson Electric Holdings, Ltd.	486,000	$253,248
#	K Wah International Holdings, Ltd.	420,882	177,665
	Kantone Holdings, Ltd.	493,866	53,380
	Keck Seng Investments (Hong Kong), Ltd.	62,000	43,426
#	Kerry Properties, Ltd.	119,583	879,959
	Kin Yat Holdings, Ltd.	148,000	43,701
	Kingboard Chemical Holdings, Ltd.	174,000	1,027,090
	Kingway Brewery Holdings, Ltd.	56,222	20,049
	Kowloon Development Co., Ltd.	157,000	316,207
	Lai Fung Holdings, Ltd.	608,000	33,096
*	Lai Sun Development Co., Ltd.	2,373,000	72,110
*	Lai Sun Garment (International), Ltd.	432,000	37,138
	Le Saunda Holdings, Ltd.	200,000	36,693
#	Lee & Man Paper Manufacturing, Ltd.	52,000	209,139
#	Lenova Group, Ltd.	266,000	176,363
	Lerado Group (Holding) Co., Ltd.	408,000	46,559
	Li & Fung, Ltd.	115,600	429,451
#	Li Ning Co., Ltd.	48,000	136,489
	Lifestyle International Holdings, Ltd.	43,000	186,871
	Lippo, Ltd.	47,000	42,192
	Liu Chong Hing Investment, Ltd.	32,000	47,160
	Luen Thai Holdings, Ltd.	230,000	29,851
	Luk Fook Holdings (International), Ltd.	110,000	70,958
#	Luks Industrial Group, Ltd.	68,000	74,563
	Lung Kee (Bermuda) Holdings, Ltd.	74,000	36,224
*	Macau Prime Properties Holdings, Ltd.	415,000	25,491
*	Macau Success, Ltd.	260,000	27,994
	Magnificent Estates, Ltd.	2,312,000	87,244
	Man Yue International Holdings, Ltd.	48,000	13,330
	Matsunichi Communications Holdings, Ltd.	132,000	89,318
#	Melco International Development, Ltd.	253,000	384,278
	Midland Holdings, Ltd.	154,000	108,595
#	Mingyuan Medicare Development Co., Ltd.	370,000	61,850
# *	Minmetals Resources, Ltd.	148,000	92,719
	Miramar Hotel & Investment Co., Ltd.	87,000	137,438
*	Mongolia Energy Corporation, Ltd.	155,000	132,191
	MTR Corp., Ltd.	350,403	853,384
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	48,689
# *	Nan Hai Corp., Ltd.	9,900,000	236,307
	Nanyang Holdings, Ltd.	4,000	9,381
	Natural Beauty Bio-Technology, Ltd.	370,000	80,391
#	Neo-China Group (Holdings), Ltd.	720,000	180,369
	New Century Group Hong Kong, Ltd.	464,000	16,553
#	New World China Land, Ltd.	412,800	408,809
	New World Development Co., Ltd.	524,515	1,256,416
	Next Media, Ltd.	270,000	77,334
	Norstar Founders Group, Ltd.	136,000	50,517
#	NWS Holdings Ltd.	269,889	610,544
#	Oriental Press Group, Ltd.	536,000	86,121
	Pacific Andes International Holdings, Ltd.	277,000	79,535
	Pacific Basin Shipping, Ltd.	214,000	383,952
	Pacific Century Premium Developments, Ltd.	280,000	81,590

	Paliburg Holdings, Ltd.	954,000	$39,116
	PCCW, Ltd.	339,000	206,076
	PCCW, Ltd. Sponsored ADR	7,400	45,510
	Peace Mark Holdings, Ltd.	100,000	148,833
#	Pico Far East Holdings, Ltd.	190,000	56,029
	Playmates Holdings, Ltd.	454,000	52,551
	Poly Hong Kong Investment, Ltd.	125,000	125,071
	Ports Design, Ltd.	61,500	165,813
#	Prime Success International Group, Ltd.	150,000	95,352
	Public Financial Holdings, Ltd.	126,000	82,857
	PYI Corp., Ltd.	431,690	179,909
	Qin Jia Yuan Media Services Co., Ltd.	78,000	36,329
	Raymond Industrial, Ltd.	77,000	15,592
	Regal Hotels International Holdings, Ltd.	1,878,000	144,872
#	Road King Infrastructure, Ltd.	99,000	180,023
	Sa Sa International Holdings, Ltd.	224,000	74,516
	SCMP Group, Ltd.	264,000	90,860
	Sea Holdings, Ltd.	60,000	45,228
*	Seapower Resources International, Ltd.	300,000	12,176
*	Shanghai Allied Cement, Ltd.	96,000	52,939
	Shanghai Industrial Holdings, Ltd.	112,000	491,350
*	Shanghai Zenghai Property, Ltd.	2,525,000	157,705
	Shangri-La Asia, Ltd.	276,000	659,656
	Shaw Brothers Hong Kong, Ltd.	57,000	107,963
	Shell Electric Manufacturing Co., Ltd.	82,000	75,787
	Shenyin Wanguo (Hong Kong), Ltd.	195,000	346,082
	Shenzhen International Holdings, Ltd.	1,827,500	210,809
	Shougang Concord International Enterprises Co., Ltd.	678,000	234,268
#	Shui On Construction & Materials, Ltd.	26,000	81,977
	Shun Tak Holdings, Ltd.	138,000	206,971
	Silver Grant International Industries, Ltd.	186,000	44,957
	Singamas Container Holdings, Ltd.	112,000	69,388
	Sino Biopharmaceutical, Ltd.	264,000	60,100
*	Sino Gas Group, Ltd.	480,000	23,884
	Sino Land Co., Ltd.	223,163	522,414
#	Sinofert Holdings, Ltd.	194,000	137,650
*	Sino-i Technology, Ltd.	3,520,000	74,700
	Sinolink Worldwide Holdings, Ltd.	312,750	93,659
	Sinopec Kantons Holdings, Ltd.	68,000	21,044
*	Skyfame Realty Holdings, Ltd.	240,000	56,946
	Skyworth Digital Holdings, Ltd.	182,000	23,361
	Smartone Telecommunications Holdings, Ltd.	88,500	111,045
*	Softbank Investment International (Strategic), Ltd.	3,762,000	91,662
#	Solomon Systech International, Ltd.	680,000	56,723
	SRE Group, Ltd.	319,318	139,792
	Starlight International Holdings, Ltd.	157,500	35,027
	Stelux Holdings International, Ltd.	359,000	42,691
	Sun Hung Kai & Co., Ltd.	167,000	229,321
	Sun Hung Kai Properties, Ltd.	171,000	2,280,223
	SW Kingsway Capitol Holdings, Ltd.	1,004,000	47,773
#	Symphony Holdings, Ltd.	234,000	26,703
	Tack Fat Group International, Ltd.	192,000	30,630

	Tai Cheung Holdings, Ltd.	49,000	$32,613
	Tai Fook Securities Group, Ltd.	154,000	88,685
*	Tak Shun Technology Group, Ltd.	952,000	114,882
	Tak Sing Alliance Holdings, Ltd.	186,000	59,658
	Tan Chong International, Ltd.	324,000	93,700
*	TCC International Holdings, Ltd.	98,000	97,493
*	TCL Multimedia Technology Holdings, Ltd.	132,000	8,142
	Techtronic Industries Co., Ltd.	380,000	428,800
	Television Broadcasts, Ltd.	34,000	207,631
	Texhong Textile Group, Ltd.	168,000	25,884
	Texwinca Holdings, Ltd.	184,000	150,629
#	Tian An China Investments Co., Ltd.	152,000	196,580
	Tianjin Development Holdings, Ltd.	58,000	68,057
#	Tingyi (Cayman Islands) Holding Corp.	122,000	175,485
*	Titan Petrochemicals Group, Ltd.	1,160,000	90,493
	Tongda Group Holdings, Ltd.	380,000	24,420
#	Top Form International, Ltd.	178,000	27,144
	Transport International Holdings, Ltd.	41,200	223,249
	Truly International Holdings, Ltd.	76,000	139,759
	Tungtex (Holdings) Co., Ltd.	174,000	46,567
*	United Power Investment, Ltd.	804,000	43,021
	USI Holdings, Ltd.	98,000	62,457
	Varitronix International, Ltd.	81,000	65,492
	Vedan International (Holdings), Ltd.	104,000	12,446
#	Victory City International Holdings, Ltd.	128,306	41,306
	Vitasoy International Holdings, Ltd.	86,000	36,469
*	VODone, Ltd.	212,000	63,261
# *	Vongroup, Ltd.	990,000	100,191
	VST Holdings, Ltd.	112,000	43,143
	Vtech Holdings, Ltd.	16,000	121,140
	Wai Kee Holdings, Ltd.	92,000	40,220
	Wang On Group, Ltd.	1,680,000	66,062
	Wharf Holdings, Ltd.	212,000	873,967
	Wheelock and Co., Ltd.	311,000	814,657
	Wheelock Properties, Ltd.	345,000	362,680
*	Willie International Holdings, Ltd.	2,800,000	27,293
	Wing Hang Bank, Ltd.	30,000	390,532
	Wing Lung Bank, Ltd.	34,200	341,802
	Wing On Co. International, Ltd.	47,000	75,422
*	Wong’s Kong King International (Holdings), Ltd.	110,000	20,667
	Xinyi Glass Holding Co., Ltd.	218,000	237,752
	Yip’s Chemical Holdings, Ltd.	64,000	41,124
	Yue Yuen Industrial (Holdings), Ltd.	147,500	445,035
	Yugang International, Ltd.	1,294,000	34,176
TOTAL COMMON STOCKS			56,872,189

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Group, Ltd. Rights 09/07/07	514,000	—
*	Asia Standard International Group, Ltd. Rights 09/07/07	211,795	—

	China Overseas Land & Investment, Ltd. Warrants 08/27/08	33,500	20,879
	Global Bio-Chem Technology Group Co., Ltd. Rights 09/13/07	2,428	—
*	Matsunichi Communication Holdings, Ltd. Rights 08/22/07	44,000	—
*	Matsunichi Communication Holdings, Ltd. Warrants 08/22/07	13,200	—
*	Shangri-La Asia, Ltd. Rights 09/05/07	30,666	1,121
TOTAL RIGHTS/WARRANTS			22,000

TOTAL — HONG KONG			56,894,189

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Abbey P.L.C.	2,280	27,981
	Allied Irish Banks P.L.C. Sponsored ADR	87,300	4,484,601
	Anglo Irish Bank Corp. P.L.C.	96,795	1,814,048
	Bank of Ireland P.L.C.	30,312	561,096
	Bank of Ireland P.L.C. Sponsored ADR	17,500	1,297,100
*	Blackrock International Land P.L.C.	9,347	5,625
	C&C Group P.L.C.	23,058	169,499
	CRH P.L.C.	32,318	1,402,691
#	CRH P.L.C. Sponsored ADR	47,900	2,093,230
*	CryptoLogic, Ltd.	900	18,835
	DCC P.L.C.	24,841	658,831
*	Dragon Oil P.L.C.	79,549	344,841
*	Elan Corp. P.L.C.	11,725	224,932
*	Elan Corp. P.L.C. Sponsored ADR	34,100	660,858
	FBD Holdings P.L.C.	5,191	181,118
	Fyffes P.L.C.	87,764	95,969
	Glanbia P.L.C.	43,959	241,523
	Greencore Group P.L.C.	27,517	172,701
*	Horizon Technology Group P.L.C.	10,347	13,319
	IAWS Group P.L.C.	21,293	417,645
	IFG Group P.L.C.	12,005	31,928
	Independent News & Media P.L.C.	65,382	308,083
*	IONA Technologies P.L.C. ADR	5,700	20,691
	Irish Continental Group P.L.C.	12,617	430,243
	Irish Life & Permanent P.L.C.	84,230	2,100,168
*	Kenmare Resources P.L.C.	116,445	128,822
	Kerry Group P.L.C.	40,764	993,709
	Kingspan Group P.L.C.	19,320	501,700
*	Lantor	3,500	—
*	Lantor Escrow Shares 2009	3,500	—
	McInerney Holdings P.L.C.	55,015	163,020
	Paddy Power P.L.C.	7,672	231,802
	Readymix P.L.C.	8,287	21,446
	United Drug P.L.C.	58,159	295,563
*	Waterford Wedgwood P.L.C.	303,747	13,209

TOTAL — IRELAND			20,126,827

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
	ACEA SpA	16,405	299,142
	Acegas-APS SpA	6,963	75,663

	Actelios SpA	5,983	$59,950
	Aedes SpA	15,702	104,931
#	AEM SpA	108,219	394,969
	Alleanza Assicurazioni SpA	67,179	868,107
	Amplifon SpA	11,008	99,096
	ASM SpA	39,933	236,341
	Assicurazioni Generali SpA, Trieste	68,006	2,791,328
	Astaldi SpA	8,431	75,516
	Atlantia SpA	5,858	195,453
	Autogrill SpA, Novara	7,253	152,320
	Azimut Holding SpA	13,000	198,999
	Banca CR Firenze	74,868	671,615
	Banca Finnat Euramerica SpA	18,038	23,034
	Banca Ifis SpA	3,639	47,381
#	Banca Intermobiliare SpA	13,555	138,900
#	Banca Italease	4,000	92,034
#	Banca Monte Dei Paschi di Siena SpA	156,574	996,279
#	Banca Piccolo Credito Valtellinese Scarl SpA	27,789	384,265
	Banca Popolare dell’Etruria e del Lazio Scrl	14,557	267,052
	Banca Popolare di Milano Scar	101,630	1,479,330
#	Banca Profilo SpA	12,834	38,461
	Banco di Desio e della Brianza SpA	11,197	133,401
*	Banco Popolare Scarl	119,982	3,000,858
	Beghelli SpA	52,121	87,303
	Benetton Group SpA	12,314	188,812
	Benetton Group SpA Sponsored ADR	3,100	94,705
	Biesse SpA	3,460	106,634
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	27,894
	Brembo SpA	5,614	77,610
	Bulgari SpA	11,102	156,262
	Buzzi Unicem SpA	21,433	616,656
	C.I.R. SpA - Compagnie Industriali Riunite	108,996	398,555
#	Caltagirone Editore SpA	6,138	47,159
	Caltagirone SpA	13,425	136,417
	Capitalia SpA	212,188	2,024,152
	Carraro SpA	6,094	64,762
#	Cembre SpA	4,534	51,216
	Cementir SpA	19,945	252,219
	Centrale del Latte di Torino & Co. SpA	5,071	32,468
#	Class Editore SpA	14,430	37,400
	Compagnia Assicuratrice Unipol SpA	206,887	706,434
	Credito Artigiano SpA	9,721	52,014
	Credito Bergamasco SpA	7,986	377,631
	Credito Emiliano SpA	20,908	268,489
	Cremonini SpA	14,749	45,220
#	Danieli & Co. SpA	6,865	215,763
	Davide Campari - Milano SpA	26,437	288,115
	De Longhi SpA	16,025	98,971
*	Digital Multimedia Technologies SpA	1,000	75,428
# *	Ducati Motor Holding SpA	42,910	124,766
	Emak SpA	5,067	42,896
	Enel SpA	19,879	205,408

	Enel SpA Sponsored ADR	18,000	$929,340
	Eni SpA	2,426	83,798
	Eni SpA Sponsored ADR	100,150	6,908,347
	ERG SpA	18,935	422,382
	Ergo Previdenza SpA	6,218	35,938
	Esprinet SpA	2,155	34,696
	Fiat SpA	51,423	1,371,389
	Fiat SpA Sponsored ADR	8,900	236,592
	Fiera Milano SpA	2,610	23,801
	Fondiaria - Sai SpA	21,823	1,026,285
	Gemina SpA	57,105	209,090
	Geox SpA	10,000	182,691
	Gewiss SpA	8,038	66,545
#	Granitifiandre SpA	4,023	54,122
#	Gruppo Editoriale L’Espresso SpA	32,503	167,629
	Hera SpA	64,915	260,172
*	Immobiliare Lombardia SpA	587,963	166,348
	Immsi SpA	36,638	100,149
*	Impregilo SpA	46,876	340,362
#	Indesit Co. SpA	9,574	198,444
	Industria Macchine Automatique SpA	2,112	47,880
	Intek SpA	29,947	33,483
	Interpump Group SpA	3,715	37,231
	Intesa Sanpaolo SpA	734,904	5,553,939
	Intesa Sanpaolo Sponsored ADR	14,017	634,027
	Iride SpA	20,399	74,425
#	Italcementi SpA	24,814	615,310
	Italmobiliare SpA	2,000	256,641
# *	Juventus Football Club SpA	15,523	30,030
*	KME Group SpA	36,320	96,697
	Linificio e Canapificio Nazionale SpA	7,471	29,241
	Lottomatica SpA	19,002	685,483
#	Luxottica Group SpA	1,585	54,205
	Luxottica Group SpA Sponsored ADR	3,900	133,458
	Mariella Burani SpA	1,823	59,037
	Marr SpA	9,000	93,217
	Mediaset SpA	28,346	301,040
#	Mediobanca SpA	69,548	1,500,757
#	Mediolanum SpA	20,972	153,560
	Meliorbanca SpA	16,355	73,180
	Milano Assicurazioni SpA	55,723	444,625
	Mirato SpA	1,421	16,575
	Mondadori (Arnoldo) Editore SpA	11,383	107,357
*	Montefibre SpA	52,254	43,793
	Navigazione Montanari SpA	13,409	65,929
	PanariaGroup Industrie Ceramiche SpA	4,000	38,184
	Permasteelisa SpA	1,921	53,788
*	Pininfarina SpA	795	27,085
	Pirelli & C.Real Estate SpA	1,287	69,470
	Premafin Finanziaria SpA	57,436	174,004
	Premuda SpA	12,844	28,673
	Recordati SpA	24,331	207,596

*	Reno de Medici SpA	75,191	$65,356
# *	Risanamento Napoli SpA	15,429	107,498
	Sabaf SpA	1,075	41,755
	SAES Getters SpA	1,051	39,827
	Saipem SpA	10,890	408,799
*	Saras SpA Raffinerie Sarde	62,113	381,671
	SAVE SpA	1,800	68,235
	Seat Pagine Gialle SpA	467,000	257,576
	Snam Rete Gas SpA	44,581	262,998
*	Snia SpA	17,315	28,635
*	Societa Partecipazioni Finanziarie SpA	31,924	24,633
#	Societe Cattolica di Assicurazoni Scrl SpA	12,711	755,120
#	Socotherm SpA	3,685	48,395
	Sogefi SpA	10,338	90,034
	Sol SpA	7,227	56,415
*	Sorin SpA	67,250	152,688
*	Stefanel SpA	11,817	48,393
# *	Telecom Italia Media SpA	175,932	60,632
	Telecom Italia SpA	17,080	48,309
	Telecom Italia SpA Sponsored ADR	107,700	3,041,448
	Terna SpA	157,380	557,810
# *	Tiscali SpA	43,279	125,012
#	Tod’s SpA	1,248	109,868
	Trevi Finanziaria SpA	4,872	86,433
	UniCredito Italiano SpA	754,947	6,485,319
	Unione di Banche Italiane Scpa	109,116	2,794,182
	Valentino Fashion Group SpA	3,670	174,796
	Vianini Lavori SpA	3,453	61,257
	Vittoria Assicurazioni SpA	1,943	36,229
TOTAL COMMON STOCKS			60,703,147

RIGHTS/WARRANTS — (0.0%)
# *	Intek SpA Rights 06/13/08	11,090	2,040
*	Societa Partecipazioni Finanziarie SpA (SoPaF) Rights 08/10/07	31,924	4
TOTAL RIGHTS/WARRANTS			2,044

TOTAL — ITALY			60,705,191

JAPAN — (17.6%)
COMMON STOCKS — (17.6%)
	A&A Material Corp.	12,000	15,314
#	ABILIT Corp.	8,900	25,470
	Achilles Corp.	63,000	101,772
	Adeka Corp.	29,100	291,478
#	Aderans Co., Ltd.	9,400	171,678
#	Advan Co., Ltd.	3,900	34,316
	Advantest Corp.	3,200	117,878
	Advantest Corp. ADR	5,100	187,680
	AEON Co., Ltd.	61,200	835,833
	Aeon Delight Co., Ltd.	1,300	45,983
	Aeon Fantasy Co., Ltd.	2,500	49,499

	Aeon Mall Co., Ltd.	6,800	$204,765
	Ahresty Corp.	6,900	151,278
	Ai Holdings Corp.	4,700	27,295
	Aica Kogyo Co., Ltd.	19,000	204,482
	Aichi Corp.	9,100	107,150
	Aichi Machine Industry Co., Ltd.	20,000	44,514
#	Aichi Steel Corp.	34,000	179,045
	Aida Engineering, Ltd.	19,000	113,665
	Aigan Co., Ltd.	3,900	31,073
#	Aioi Insurance Co., Ltd.	200,000	1,124,364
	Aiphone Co., Ltd.	4,000	61,445
	Air Water, Inc.	17,000	173,820
	Airport Facilities Co., Ltd.	19,400	132,661
	Aisan Industry Co., Ltd.	12,100	135,377
	Aisin Seiki Co., Ltd.	32,500	1,224,984
	Ajinomoto Co., Inc.	105,000	1,324,696
#	Akebono Brake Industry Co., Ltd.	18,000	110,348
	Akindo Sushiro Co., Ltd.	1,000	29,367
	Alfresa Holdings Corp.	7,300	485,044
	All Nippon Airways Co., Ltd.	35,000	139,627
*	Allied Telesis Holdings K.K.	10,900	4,325
	Aloka Co., Ltd.	9,000	117,344
#	Alpha Corp.	1,000	18,314
	Alpha Systems, Inc.	3,300	71,027
	Alpine Electronics, Inc.	16,000	257,522
	Alps Electric Co., Ltd.	64,700	759,064
	Alps Logistics Co., Ltd.	2,000	23,825
#	Altech Corp.	2,600	33,548
	Amada Co., Ltd.	78,000	842,390
	Amano Corp.	20,900	253,770
	Amiyaki Tei Co., Ltd.	13	31,146
	Amuse, Inc.	5,000	71,520
	Ando Corp.	9,000	15,862
#	Anest Iwata Corp.	17,000	85,467
#	Anritsu Corp.	34,000	149,051
#	AOC Holdings, Inc.	14,900	217,377
	AOI Electronics Co., Ltd.	1,400	20,808
	AOKI Holdings, Inc.	9,700	184,061
	Aoyama Trading Co., Ltd.	21,400	576,630
	Arakawa Chemical Industries, Ltd.	2,800	31,990
	Araya Industrial Co., Ltd.	18,000	49,748
#	Arealink Co., Ltd.	90	38,514
#	Ariake Japan Co., Ltd.	9,200	192,386
#	Arisawa Manufacturing Co., Ltd.	9,200	88,452
	Aronkasei Co., Ltd.	6,000	26,934
#	ART Corp.	1,000	31,049
	As One Corp.	2,700	69,599
	Asahi Breweries, Ltd.	69,900	1,038,382
	Asahi Diamond Industrial Co., Ltd.	19,000	133,948
	Asahi Glass Co., Ltd.	40,000	500,154
	Asahi Kasei Corp.	167,000	1,252,834
	Asahi Kogyosha Co., Ltd.	14,000	54,410

	Asahi Organic Chemicals Industry Co., Ltd.	32,000	$119,211
	Asahi Pretec Corp.	2,400	67,999
#	Asahi Soft Drinks Co., Ltd.	3,000	43,157
# *	Asahi Tec Corp.	67,000	73,999
	Asanuma Corp.	11,000	18,507
	Asatsu-Dk, Inc.	11,000	368,698
	Ashimori Industry Co., Ltd.	14,000	26,586
	Asics Corp.	10,000	129,322
	ASKA Pharmaceutical Co., Ltd.	7,000	57,531
	Astellas Pharma, Inc.	18,900	876,077
	Asti Corp.	4,000	18,337
	Asunaro Aoki Construction Co., Ltd.	12,500	71,953
# *	Atom Corp.	2,600	10,564
	Atsugi Co., Ltd.	49,000	67,172
	Aucnet, Inc.	3,400	56,040
	Autobacs Seven Co., Ltd.	10,000	264,024
#	Avex Group Holdings, Inc.	8,500	104,745
#	Azel Corp.	23,000	69,535
	Bando Chemical Industries, Ltd.	24,000	149,641
	Bank of the Ryukyus, Ltd.	11,600	185,473
	Bank of Yokohama, Ltd.	224,000	1,593,386
#	Belluna Co., Ltd.	14,950	159,431
	Benesse Corp.	18,700	684,016
	Best Denki Co., Ltd.	13,000	81,431
	Bookoff Corp.	1,000	12,018
	Bosch Corp.	74,000	354,318
	Bridgestone Corp.	50,700	1,015,484
	Brother Industries, Ltd.	43,000	549,558
	Bunka Shutter Co., Ltd.	23,000	117,755
#	CAC Corp.	2,200	16,246
	Calpis Co., Ltd.	20,000	240,951
#	Calsonic Kansei Corp.	50,000	182,308
	Canon Electronics, Inc.	3,600	97,075
	Canon Finetech, Inc.	9,000	156,721
	Canon Marketing Japan, Inc.	29,000	566,625
	Canon, Inc. Sponsored ADR	25,050	1,430,856
#	Capcom Co., Ltd.	5,800	124,485
#	Casio Computer Co., Ltd.	15,000	229,104
	Cawachi, Ltd.	5,000	138,458
	Central Finance Co., Ltd.	28,000	78,183
	Central Glass Co., Ltd.	55,000	283,636
	Central Japan Railway Co.	37	414,961
#	Central Security Patrols Co., Ltd.	3,100	31,868
	Century Leasing System, Inc.	11,900	144,925
	CFS Corp.	4,500	16,169
#	Chino Corp.	8,000	24,399
#	Chiyoda Co., Ltd.	10,000	167,002
	Chiyoda Corp.	11,000	188,656
	Chofu Seisakusho Co., Ltd.	7,900	139,674
# *	Chori Co., Ltd.	27,000	29,975
	Chubu Electric Power Co., Ltd.	21,500	573,091
	Chubu Shiryo Co., Ltd.	10,000	91,769

#	Chudenko Corp.	8,300	$139,250
	Chuetsu Pulp and Paper Co., Ltd.	25,000	52,859
	Chugai Mining Co., Ltd.	20,600	11,901
#	Chugai Pharmaceutical Co., Ltd.	13,700	245,872
	Chugai Ro Co., Ltd.	31,000	113,750
	Chugoku Marine Paints, Ltd.	12,000	135,470
	Chuo Denki Kogyo Co., Ltd.	7,000	62,417
	Chuo Spring Co., Ltd.	13,000	52,483
#	Circle K Sunkus Co., Ltd.	13,000	209,686
#	Citizen Holdings Co., Ltd.	112,500	1,047,463
	CKD Corp.	21,500	220,586
#	Clarion Co., Ltd.	75,000	99,778
	Cleanup Corp.	10,000	63,391
	CMK Corp.	11,700	121,049
	Coca-Cola Central Japan Co., Ltd.	22	167,657
	Coca-Cola West Japan Co., Ltd.	20,602	456,761
#	Colowide Co., Ltd.	3,500	15,743
# *	Columbia Music Entertainment, Inc.	23,000	17,659
	Commuture Corp.	14,000	98,939
	Computer Engineering & Consulting, Ltd.	2,800	23,153
	Comsys Holdings Corp.	41,000	459,450
*	Co-Op Chemical Co., Ltd.	23,000	25,185
	Core Corp.	6,100	42,971
	Corona Corp.	5,400	83,870
#	Cosel Co., Ltd.	4,600	69,511
	Cosmo Oil Co., Ltd.	214,000	966,706
#	Cosmo Securities Co., Ltd.	57,000	85,496
	Create Medic Co., Ltd.	3,000	28,821
	Credit Saison Co., Ltd.	32,000	841,266
*	Creed Corp.	33	80,160
	Cross Plus, Inc.	2,000	24,766
	CSK Holdings Corp.	20,900	766,672
	CTI Engineering Co., Ltd.	4,600	31,684
#	Culture Convenience Club Co., Ltd.	15,100	56,867
#	Cybozu, Inc.	20	6,035
	D&M Holdings, Inc.	40,000	141,356
	Dai Nippon Printing Co., Ltd.	132,000	1,926,683
	Dai Nippon Screen Mfg. Co., Ltd.	79,000	553,021
#	Dai Nippon Sumitomo Pharma Co., Ltd.	60,000	569,718
#	Dai Nippon Toryo, Ltd.	19,000	28,691
	Daibiru Corp.	9,000	111,704
	Daicel Chemical Industries, Ltd.	103,000	726,848
	Dai-Dan Co., Ltd.	9,000	47,424
	Daido Kogyo Co., Ltd.	11,000	32,076
#	Daido Metal Co., Ltd.	13,000	91,554
#	Daido Steel Co., Ltd.	92,000	769,544
	Daidoh, Ltd.	6,000	79,255
	Daifuku Co., Ltd.	24,500	287,902
	Daihatsu Motor Co., Ltd.	100,000	960,591
	Daihen Corp.	21,000	132,916
	Daiho Corp.	10,000	15,473
#	Daiichi Chuo Kisen Kaisha	11,000	82,291

	Dai-Ichi Jitsugyo Co., Ltd.	18,000	$89,539
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	600	15,559
	Dai-ichi Kogyo Seiyaku Co., Ltd.	18,000	45,690
	Daiken Corp.	33,000	103,230
	Daiki Aluminium Industry Co., Ltd.	10,000	49,388
	Daikin Industries, Ltd.	6,000	269,235
	Daiko Clearing Services Corp.	2,000	13,803
	Daikoku Denki Co., Ltd.	2,000	29,506
	Daikyo, Inc.	53,392	191,734
#	Daimaru, Inc.	19,000	206,754
	Daimei Telecom Engineering Corp.	12,000	131,068
	Dainichi Co., Ltd.	2,800	21,723
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	23,000	103,550
	Dainippon Ink & Chemicals, Inc.	211,000	870,877
#	Daio Paper Corp.	33,000	270,106
#	Daiseki Co., Ltd.	960	24,535
#	Daiso Co., Ltd.	22,000	83,061
*	Daisue Construction Co., Ltd.	40,000	29,307
#	Daisyo Corp.	2,500	33,465
	Daito Trust Construction Co., Ltd.	4,100	193,234
*	Daito Woolen Spinning & Weaving Co., Ltd.	22,000	25,997
	Daiwa House Industry Co., Ltd.	110,000	1,461,307
	Daiwa Industries, Ltd.	11,000	85,455
	Daiwa Securities Co., Ltd.	101,000	1,001,128
	Daiwa Seiko, Inc.	27,000	51,989
#	Daiwabo Co., Ltd.	49,000	103,502
	Daiwabo Information System Co., Ltd.	5,500	68,866
	DC Co., Ltd.	7,000	39,670
	DCM Japan Holdings Co., Ltd.	37,480	299,233
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	155,000	790,587
#	Denki Kogyo Co., Ltd.	22,000	164,781
#	DENSEI-LAMBDA K.K.	1,900	21,276
	Denso Corp.	45,400	1,589,705
	Dentsu, Inc.	331	923,254
	Denyo Co., Ltd.	5,000	52,947
	Descente, Ltd.	22,000	115,571
# *	Dia Kensetsu Co., Ltd.	18,500	9,565
	Dijet Industrial Co., Ltd.	13,000	27,783
	Disco Corp.	2,000	117,095
	DMW Corp.	300	15,895
	Don Quijote Co., Ltd.	9,200	189,580
#	Doshisha Co., Ltd.	2,900	49,871
#	Doutor Coffee Co., Ltd.	7,800	136,016
	Dowa Holdings Co., Ltd.	25,000	278,778
*	Dream Incubator, Inc.	25	45,085
	DTS Corp.	4,500	159,340
# *	Dwango Co., Ltd.	46	41,598
#	DyDo Drinco, Inc.	3,400	133,979
	Dynic Corp.	12,000	26,785
	eAccess, Ltd.	108	55,973
#	Eagle Industry Co., Ltd.	12,000	137,432
	East Japan Railway Co.	73	581,775

#	Ebara Corp.	127,000	$571,262
	Echo Trading Co., Ltd.	3,000	28,222
	Edion Corp.	22,400	237,105
	Eiken Chemical Co., Ltd.	10,000	89,165
	Eisai Co., Ltd.	6,200	258,252
	Eizo Nanao Corp.	5,900	195,163
	Electric Power Development Co., Ltd.	9,300	341,264
*	Elpida Memory, Inc.	16,600	641,234
*	Eneserve Corp.	11,300	62,248
	Enplas Corp.	4,200	60,561
#	Enshu, Ltd.	9,000	16,531
	Ensuiko Sugar Refining Co., Ltd.	11,000	23,081
	Epson Toyocom Corp.	4,000	27,364
	ESPEC Corp.	7,000	83,506
	Exedy Corp.	9,600	277,915
#	Ezaki Glico Co., Ltd.	37,000	361,406
	FALCO biosystems, Ltd.	4,000	32,329
#	FamilyMart Co., Ltd.	17,700	455,620
	Fancl Corp.	12,800	179,753
	Fanuc, Ltd.	4,600	447,100
#	Fast Retailing Co., Ltd.	2,800	164,583
# *	FDK Corp.	12,000	17,749
	Foster Electric Co., Ltd.	7,000	109,657
	FP Corp.	5,000	170,013
#	France Bed Holdings Co., Ltd.	66,000	102,529
#	Fudo Tetra Corp.	45,000	48,427
#	Fuji Co., Ltd.	8,200	135,077
	Fuji Corp., Ltd.	3,800	12,856
	Fuji Electric Holdings Co., Ltd.	210,000	910,330
	Fuji Heavy Industries, Ltd.	176,000	737,726
#	Fuji Kiko Co., Ltd.	11,000	27,182
#	Fuji Kyuko Co., Ltd.	14,000	69,381
#	Fuji Oil Co., Ltd.	19,400	143,102
	Fuji Oozx, Inc.	6,000	27,040
	Fuji Soft, Inc.	8,400	173,507
# *	Fujibo Holdings, Inc.	16,000	18,445
	Fujicco Co., Ltd.	6,600	70,369
	FUJIFILM Holdings Corp.	60,100	2,588,801
	Fujikura Kasei Co., Ltd.	3,300	32,327
	Fujikura Rubber, Ltd.	5,000	32,988
	Fujikura, Ltd.	134,000	797,108
	Fujita Corp.	3,700	10,086
#	Fujita Kanko, Inc.	11,000	87,650
	Fujitec Co., Ltd.	20,000	135,446
	Fujitsu Business Systems, Ltd.	4,600	76,430
	Fujitsu Fronttec, Ltd.	1,500	12,156
*	Fujitsu General, Ltd.	13,000	48,048
	Fujitsu, Ltd.	229,542	1,568,198
# *	Fujiya Co., Ltd.	17,000	30,575
	Fukuda Corp.	5,000	18,094
*	Fukuoka Financial Group, Inc.	95,000	547,401
	Fukushima Bank, Ltd.	66,000	67,316

#	Fukuyama Transporting Co., Ltd.	59,000	$274,551
	Fumakilla, Ltd.	16,000	45,582
	Funai Consulting, Co., Ltd.	3,000	18,773
	Funai Electric Co., Ltd.	9,400	414,693
#	Furukawa Co., Ltd.	76,000	155,302
	Furukawa Electric Co., Ltd.	227,000	1,077,691
	Furusato Industries, Ltd.	5,900	83,036
#	Fuso Pharmaceutical Industries, Ltd.	28,000	75,674
	Futaba Corp.	11,800	262,071
#	Futaba Industrial Co., Ltd.	18,300	461,378
#	Future System Consulting Corp.	69	35,242
	Fuyo General Lease Co., Ltd.	6,000	170,850
	G-7 Holdings, Inc.	5,000	28,515
#	Gakken Co., Ltd.	10,000	27,464
	Gecoss Corp.	5,000	27,524
#	GEO Co., Ltd.	42	84,324
	Glory, Ltd.	20,400	594,170
# *	GMO Internet, Inc.	2,500	8,947
	Godo Steel, Ltd.	31,000	117,819
	Goldcrest Co., Ltd.	3,920	176,992
*	Goldwin, Inc.	8,000	12,861
	Gourmet Kineya Co., Ltd.	4,000	32,296
*	Green Hospital Supply, Inc.	55	51,795
#	Gro-BeLS Co., Ltd.	21,000	35,078
#	GS Yuasa Corp.	94,000	230,137
*	GSI Creos Corp.	12,000	14,211
	Gulliver International Co., Ltd.	1,090	55,048
#	Gun-Ei Chemical Industry Co., Ltd.	9,000	21,990
	Gunze, Ltd.	63,000	316,441
	Hagoromo Foods Corp.	3,000	27,836
	Hakuhodo Dy Holdings, Inc.	9,000	625,918
	Hakuto Co., Ltd.	6,900	100,829
*	Haltec Corp.	20,000	19,165
	Hamamatsu Photonics K.K.	4,800	146,341
#	Hankyu Department Stores, Inc.	48,000	418,824
	Hankyu Hanshin Holdings, Inc.	261,000	1,325,698
	Hanwa Co., Ltd.	65,000	311,401
	Happinet Corp.	1,100	13,741
	Harashin Narus Holdings Co., Ltd.	5,700	67,558
	Harima Chemicals, Inc.	4,000	22,602
	Haruyama Trading Co., Ltd.	2,400	21,051
*	Haseko Corp.	98,000	263,998
# *	Hayashikane Sangyo Co., Ltd.	20,000	20,519
	Hazama Corp.	15,900	18,973
#	Heiwa Corp.	20,900	249,406
#	Heiwado Co., Ltd.	13,000	212,562
	Hibiya Engineering, Ltd.	15,000	124,745
	Higashi-Nippon Bank, Ltd.	43,000	164,882
	Hikari Tsushin, Inc.	3,300	95,958
	Hino Motors, Ltd.	98,000	701,126
	Hirose Electric Co., Ltd.	2,400	288,835
	HIS Co., Ltd.	3,500	88,315

	Hisamitsu Pharmaceutical Co., Inc.	6,800	$186,604
	Hitachi Cable, Ltd.	56,000	326,220
	Hitachi Chemical Co., Ltd.	26,700	544,659
	Hitachi Construction Machinery Co., Ltd.	2,000	70,311
	Hitachi High-Technologies Corp.	23,400	547,337
	Hitachi Information Systems, Ltd.	9,000	203,398
	Hitachi Koki Co., Ltd.	16,000	266,855
	Hitachi Kokusai Electric, Inc.	25,000	319,531
#	Hitachi Maxell, Ltd.	22,700	244,228
	Hitachi Medical Corp.	9,000	93,145
#	Hitachi Metals, Ltd.	17,000	195,482
#	Hitachi Plant Technologies, Ltd.	45,000	229,655
	Hitachi Powdered Metal Co., Ltd.	6,000	29,552
	Hitachi Software Engineering Co., Ltd.	11,900	239,071
	Hitachi Systems & Services, Ltd.	5,000	98,082
	Hitachi Tool Engineering, Ltd.	7,300	93,989
	Hitachi Transport System, Ltd.	30,000	344,512
# *	Hitachi Zosen Corp.	82,000	134,637
	Hitachi, Ltd.	4,000	25,792
	Hitachi, Ltd. Sponsored ADR	40,800	2,629,560
#	Hochiki Corp.	5,000	26,770
#	Hodogaya Chemical Co., Ltd.	16,000	43,829
	Hogy Medical Co., Ltd.	3,300	140,729
	Hokkaido Electric Power Co., Inc.	10,800	244,227
	Hokkaido Gas Co., Ltd.	33,000	83,160
	Hokkan Holdings, Ltd.	10,000	38,294
	Hokko Chemical Industry Co., Ltd.	5,000	18,024
	Hokkoku Bank, Ltd.	99,000	446,195
	Hokuetsu Industries Co., Ltd.	10,000	35,391
#	Hokuetsu Paper Mills, Ltd.	37,000	188,518
	Hokuhoku Financial Group, Inc.	239,000	699,974
#	Hokuriku Electric Industry Co., Ltd.	12,000	22,046
#	Hokuriku Electric Power Co., Inc.	19,800	400,887
#	Hokuto Corp.	6,100	100,810
	Honda Motor Co., Ltd.	16,700	548,895
	Honda Motor Co., Ltd. Sponsored ADR	170,000	5,596,400
	Horiba, Ltd.	2,000	81,116
	Horipro, Inc.	2,000	22,701
	Hosiden Corp.	18,700	266,914
#	Hosokawa Micron Corp.	10,000	89,622
	House Foods Corp.	26,900	437,666
#	Howa Machinery, Ltd.	19,000	19,003
	Hoya Corp.	9,700	336,321
	I Metal Technology Co., Ltd.	14,000	39,942
	Ibiden Co., Ltd.	5,700	485,271
	IBJ Leasing Co., Ltd.	10,000	201,216
	Ichiken Co., Ltd.	22,000	52,635
	Ichikoh Industries, Ltd.	8,000	20,140
	Ichinen Co., Ltd.	9,500	53,100
	Ichiyoshi Securities Co., Ltd.	11,400	129,443
	Icom, Inc.	4,100	117,897
#	Idec Corp.	7,000	103,605

	Ihara Chemical Industry Co., Ltd.	7,000	$18,249
#	Iino Kaiun Kaisha, Ltd.	13,000	164,285
*	Ikegami Tsushinki Co., Ltd.	35,000	54,435
	Imasen Electric Industrial Co., Ltd.	3,000	50,117
#	Imperial Hotel, Ltd.	3,150	142,728
	Impress Holdings, Inc.	43	7,451
	Inaba Denki Sangyo Co., Ltd.	4,400	159,133
	Inaba Seisakusho Co., Ltd.	4,500	70,736
	Inabata and Co., Ltd.	16,000	107,553
#	Inageya Co., Ltd.	9,000	71,648
	Ines Corp.	10,900	78,637
#	Information Services International-Dentsu, Ltd.	7,500	77,445
	INPEX Holdings, Inc.	31	291,831
	INTEC Holdings, Ltd.	10,000	143,797
#	Inui Steamship Co., Ltd.	8,000	129,473
	Inui Tatemono Co., Ltd.	5,000	77,288
	Invoice, Inc.	1,390	46,998
	ISE Chemicals Corp.	3,000	30,930
# *	Iseki & Co., Ltd.	55,000	89,615
	Isetan Co., Ltd.	30,400	401,638
# *	Ishihara Sangyo Kaisha, Ltd.	85,000	174,686
#	Ishii Hyoki Co., Ltd.	1,300	24,080
	Ishii Iron Works Co., Ltd.	23,000	49,449
	Ishikawajima-Harima Heavy Industries Co., Ltd.	67,000	217,275
	Ishizuka Glass Co., Ltd.	12,000	28,938
	Isuzu Motors, Ltd.	78,000	423,035
*	Ito En Ltd	1,830	35,560
#	ITO EN, Ltd.	6,100	152,771
	Itochu Corp.	63,000	680,331
	Itochu Enex Co., Ltd.	16,700	116,381
	Itochu Shokuh Co., Ltd.	3,300	104,015
	Itochu Techno-Solutions Corp.	5,800	228,753
	Itoham Foods, Inc.	39,000	171,265
	Itoki Crebio Corp.	14,000	93,583
	Iwasaki Electric Co., Ltd.	8,000	19,320
#	Iwatani International Corp.	69,000	202,685
# *	Iwatsu Electric Co., Ltd.	17,000	21,430
#	Izumi Co., Ltd.	9,800	142,517
	Izumiya Co., Ltd.	19,000	116,762
*	Izutsuya Co., Ltd.	24,000	26,895
# *	J Bridge Corp.	23,600	17,093
	Jalux, Inc.	2,000	36,420
	Jamco Corp.	2,000	19,459
#	Janome Sewing Machine Co., Ltd.	28,000	32,318
*	Japan Airlines System Corp.	52,000	118,467
#	Japan Airport Terminal Co., Ltd.	17,000	340,152
	Japan Aviation Electronics Industry, Ltd.	19,000	274,552
	Japan Business Computer Co., Ltd.	3,000	26,423
	Japan Carlit Co., Ltd.	4,600	26,993
#	Japan Cash Machine Co., Ltd.	9,300	87,253
	Japan Digital Laboratory Co., Ltd.	7,200	93,484
	Japan Foundation Engineering Co., Ltd.	8,600	25,471

#	Japan Kenzai Co., Ltd.	4,300	$26,448
# *	Japan Medical Dynamic Marketing, Inc.	2,600	8,171
	Japan Petroleum Exploration Co., Ltd.	5,000	319,227
	Japan Pulp & Paper Co., Ltd.	26,000	99,992
	Japan Radio Co., Ltd.	34,000	120,696
*	Japan Tobacco, Inc.	118	655,314
#	Japan Transcity Corp.	24,000	111,068
#	Japan Vilene Co., Ltd.	16,000	97,626
	Jastec Co., Ltd.	3,000	27,245
	JBIS Holdings, Inc.	14,000	63,689
#	Jeans Mate Corp.	5,400	47,623
#	Jeol, Ltd.	20,000	88,939
	JFE Holdings, Inc.	13,100	852,975
	JFE Shoji Holdings, Inc.	39,000	252,258
	JGC Corp.	18,000	315,772
	Jidosha Buhin Kogyo Co., Ltd.	7,000	32,462
	JMS Co., Ltd.	6,000	16,018
*	Joban Kosan Co., Ltd.	13,000	19,725
	J-Oil Mills, Inc.	32,000	102,343
	Joint Corp.	10,900	309,261
#	Joshin Denki Co., Ltd.	18,000	124,217
	JS Group Corp.	57,400	1,137,738
	JSP Corp.	8,900	119,021
	JSR Corp., Tokyo	7,300	163,358
	JTEKT Corp.	26,800	425,817
	Juki Corp.	18,000	162,966
	Juroku Bank, Ltd.	105,000	586,695
	Jyomo Co., Ltd.	5,000	8,254
	K.R.S. Corp.	2,100	21,873
	Kabuki-Za Co., Ltd.	1,000	41,764
#	Kadokawa Holdings, Inc.	5,800	138,831
	Kaga Electronics Co., Ltd.	6,800	116,979
#	Kagome Co., Ltd.	16,600	294,653
	Kajima Corp.	174,000	725,279
# *	Kakaku.com, Inc.	24	63,811
	Kaken Pharmaceutical Co., Ltd.	27,000	213,170
#	Kamagai Gumi Co., Ltd.	51,000	83,289
	Kameda Seika Co., Ltd.	6,000	76,985
	Kamei Corp.	8,000	47,605
	Kamigumi Co., Ltd.	98,000	841,924
	Kanaden Corp.	5,000	29,912
	Kanagawa Chuo Kotsu Co., Ltd.	7,000	32,893
	Kanamoto Co., Ltd.	11,000	97,401
#	Kandenko Co., Ltd.	31,000	163,906
	Kaneka Corp.	114,000	923,294
# *	Kanematsu Corp.	102,000	153,636
	Kanematsu Electronics, Ltd.	4,500	38,401
	Kansai Electric Power Co., Inc.	23,600	551,364
	Kansai Paint Co., Ltd.	82,000	634,985
	Kanto Auto Works, Ltd.	14,800	195,226
#	Kanto Denka Kogyo Co., Ltd.	16,000	75,819
	Kanto Natural Gas Development Co., Ltd.	13,000	82,569

	Kao Corp.	14,000	$398,065
	Kasai Kogyo Co., Ltd.	7,000	25,688
#	Kasumi Co., Ltd.	15,000	79,509
#	Katakura Industries Co., Ltd.	7,000	126,104
	Kato Sangyo Co., Ltd.	7,000	86,421
	Kato Works Co., Ltd.	16,000	88,523
#	Katokichi Co., Ltd.	39,300	184,479
# *	Kawada Industries, Inc.	10,000	23,838
*	Kawaguchi Metal Industries Co., Ltd.	10,000	45,556
	Kawai Musical Instruments Manufacturing Co., Ltd.	15,000	27,669
	Kawasaki Heavy Industries, Ltd.	33,000	129,354
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	37,639
	Kawasaki Kisen Kaisha, Ltd.	85,000	1,093,365
# *	Kawashima Textile Manufacturers, Ltd.	16,000	19,612
	Kayaba Industry Co., Ltd.	47,000	218,979
	KDDI Corp.	76	586,162
	Keihanshin Real Estate Co., Ltd.	10,000	56,303
	Keihin Corp.	17,300	323,912
#	Keihin Electric Express Railway Co., Ltd.	62,000	390,293
	Keiiyu Co., Ltd.	4,400	26,228
	Keio Corp.	46,000	283,354
	Keisei Electric Railway Co., Ltd.	49,000	268,822
#	Keiyo Co., Ltd.	12,000	74,172
# *	Kenedix, Inc.	69	100,817
	Kentucky Fried Chicken Japan, Ltd.	5,000	93,107
#	Kenwood Corp.	118,000	172,485
#	Key Coffee, Inc.	5,100	71,795
	Keyence Corp.	1,700	377,440
#	Kibun Food Chemifa Co., Ltd.	7,500	75,431
	Kikkoman Corp.	49,000	663,021
	Kinden Corp.	43,000	367,679
	Kinki Nippon Tourist Co., Ltd.	8,000	15,802
#	Kinki Sharyo Co., Ltd.	7,000	23,801
	Kinsho Corp.	11,500	34,216
#	Kintetsu Corp.	69,000	206,174
	Kintetsu World Express, Inc.	3,300	120,770
# *	Kinugawa Rubber Industrial Co., Ltd.	11,000	14,261
	Kioritz Corp.	8,000	22,387
	Kirin Brewery Co., Ltd.	79,000	982,994
# *	Kishu Paper Co., Ltd.	10,000	17,521
#	Kisoji Co., Ltd.	5,400	100,237
	Kissei Pharmaceutical Co., Ltd.	11,000	204,416
#	Kitagawa Iron Works Co., Ltd.	25,000	50,177
	Kitano Construction Corp.	10,000	23,654
#	Kitz Corp.	13,000	113,604
	Kiyo Holdings, Inc.	238,000	355,338
	Koa Corp.	10,600	147,765
	Koatsu Gas Kogyo Co., Ltd.	11,000	68,287
	Kobayashi Pharmaceutical Co., Ltd.	7,400	248,828
	Kobayashi Yoko Co., Ltd.	1,900	16,673
	Kobe Steel, Ltd.	245,000	890,929
#	Koei Co., Ltd.	11,600	197,966

#	Kohnan Shoji Co., Ltd.	5,200	$75,522
	Kohsoku Corp.	5,000	26,866
	Koike Sanso Kogyo Co., Ltd.	7,000	59,732
	Koito Industries, Ltd.	7,000	24,404
#	Koito Manufacturing Co., Ltd.	37,000	418,421
#	Kojima Co., Ltd.	9,100	69,629
*	Kokusai Kogyo Co., Ltd.	6,000	28,761
	Kokuyo Co., Ltd.	29,000	293,402
	Komai Tekko, Inc.	12,000	26,928
	Komatsu Seiren Co., Ltd.	8,000	41,765
	Komatsu Wall Industry Co., Ltd.	1,800	26,874
	Komatsu, Ltd.	20,200	620,613
	Komeri Co., Ltd.	10,500	276,422
	Komori Corp.	19,000	445,970
	Konaka Co., Ltd.	4,080	33,003
	Konami Co., Ltd.	8,000	201,822
	Konami Corp. ADR	9,870	250,501
	Konica Minolta Holdings, Inc.	28,000	437,930
	Konishi Co., Ltd.	3,100	32,610
	Kosaido Co., Ltd.	5,400	35,144
	Kose Corp.	5,600	152,850
	Kosei Securities Co., Ltd.	36,000	49,034
*	Kosugi Sangyo Co., Ltd.	85,000	36,734
	Kubota Corp.	15,000	116,926
	Kubota Corp. Sponsored ADR	22,300	872,153
	Kumiai Chemical Industry Co., Ltd.	25,000	49,253
*	Kura Corp.	26	54,074
	Kurabo Industries, Ltd.	68,000	158,448
	Kuraray Co., Ltd.	88,500	1,161,522
	Kureha Corp.	50,000	224,171
#	Kurimoto, Ltd.	22,000	62,666
	Kurita Water Industries, Ltd.	11,800	357,739
	Kuroda Electric Co., Ltd.	10,800	166,324
	Kurosaki Harima Corp.	19,000	68,074
	K’s Holdings Corp.	6,800	174,679
	Kyocera Corp.	3,400	311,255
	Kyocera Corp. Sponsored ADR	16,300	1,495,199
	Kyoden Co., Ltd.	7,000	20,517
	Kyodo Printing Co., Ltd.	15,000	47,742
	Kyodo Shiryo Co., Ltd.	17,000	22,175
#	Kyoei Sangyo Co., Ltd.	8,000	25,613
#	Kyoei Tanker Co., Ltd.	8,000	31,192
	Kyokuto Boeki Kaisha, Ltd.	10,000	28,699
	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,900	111,970
#	Kyokuyo Co., Ltd.	13,000	23,879
	Kyorin Co., Ltd.	2,000	27,618
#	Kyoritsu Maintenance Co., Ltd.	3,740	71,914
	Kyosan Electric Manufacturing Co., Ltd.	9,000	32,801
#	Kyoto Kimono Yuzen Co., Ltd.	64	52,376
	Kyowa Exeo Corp.	24,000	255,852
	Kyowa Hakko Kogyo Co., Ltd.	99,000	960,437
	Kyowa Leather Cloth Co., Ltd.	4,100	24,563

	Kyudenko Corp.	19,000	$99,575
	Kyushu Electric Power Co., Inc.	16,000	426,973
# *	Kyushu-Shinwa Holdings, Inc.	54,000	21,927
*	Laox Co., Ltd.	10,000	12,100
	Lapine Co., Ltd.	12,000	18,121
#	Lawson Inc.	10,400	345,435
	Leopalace21 Corp.	7,000	215,825
#	Life Corp.	10,000	129,887
	Lintec Corp.	15,800	295,429
	Lion Corp.	36,000	187,467
#	Mabuchi Motor Co., Ltd.	9,600	625,516
	Macnica, Inc.	5,200	129,449
#	Maeda Corp.	43,000	166,152
	Maeda Road Construction Co., Ltd.	19,000	164,842
	Maezawa Industries, Inc.	3,100	13,044
	Maezawa Kaisei Industries Co., Ltd.	2,000	28,818
#	Maezawa Kyuso Industries Co., Ltd.	5,000	88,748
*	Magara Construction Co., Ltd.	7,000	9,772
	Makino Milling Machine Co., Ltd.	35,000	364,527
	Makita Corp.	4,000	154,609
	Makita Corp. Sponsored ADR	5,914	227,748
	Mandom Corp.	5,500	141,225
	Mars Engineering Corp.	5,000	106,863
	Marubeni Corp.	191,000	1,553,271
	Marubun Corp.	4,800	55,271
	Marudai Food Co., Ltd.	39,000	131,864
#	Maruei Department Store Co., Ltd.	9,000	25,875
	Maruha Group, Inc.	87,000	145,598
	Marui Co., Ltd.	88,600	1,014,316
#	Maruichi Steel Tube, Ltd.	17,000	451,322
	Maruka Machinery Co., Ltd.	4,000	36,447
#	Marusan Securities Co., Ltd.	21,500	217,039
#	Maruwa Co., Ltd.	1,200	20,232
#	Maruyama Manufacturing Co., Inc.	7,000	19,649
# *	Maruzen Co., Ltd.	34,000	51,318
	Maruzen Showa Unyu Co., Ltd.	24,000	87,657
	Maspro Denkoh Corp.	3,600	29,819
#	Matsuda Sangyo Co., Ltd.	2,420	63,391
	Matsui Construction Co., Ltd.	12,000	55,912
#	Matsui Securities Co., Ltd.	12,800	106,539
	Matsumotokiyoshi Co., Ltd.	11,200	225,956
	Matsushita Electric Industrial Co., Ltd.	183,000	3,189,876
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	56,600	988,236
	Matsushita Electric Works, Ltd.	92,000	1,123,839
#	Matsuya Co., Ltd.	4,000	69,025
	Matsuya Foods Co., Ltd.	6,200	72,477
	Matsuzakaya Holdings Co., Ltd.	18,000	140,239
	Max Co., Ltd.	14,000	205,411
	Maxvalu Tokai Co., Ltd.	3,700	61,722
	Mazda Motor Corp.	169,000	850,448
#	MEC Co., Ltd.	2,100	21,328
	Mediceo Paltac Holdings Co., Ltd.	50,600	779,269

#	Megachips Corp.	2,900	$52,460
#	Meidensha Corp.	44,000	132,513
	Meiji Dairies Corp.	88,000	489,912
*	Meiji Machine Co., Ltd.	40,000	22,787
#	Meiji Seika Kaisha, Ltd. Tokyo	126,000	586,871
#	Meitec Corp.	3,800	121,917
#	Meito Sangyo Co., Ltd.	3,900	79,284
	Meiwa Estate Co., Ltd.	7,300	85,894
# *	Meiwa Trading Co., Ltd.	18,000	45,296
	Mercian Corp.	26,000	56,211
	Mesco, Inc.	6,000	36,373
	Mikuni Coca-Cola Bottling Co., Ltd.	13,000	144,809
	Mikuni Corp.	7,000	25,168
#	Milbon Co., Ltd.	800	23,940
	Millea Holdings, Ltd.	33,312	1,290,397
	Millea Holdings, Ltd. ADR	64,004	2,473,691
	Mimasu Semiconductor Industry Co., Ltd.	5,800	143,521
	Minebea Co., Ltd.	106,000	646,812
#	Ministop Co., Ltd.	5,600	97,719
	Miraca Holdings, Inc.	14,000	297,692
	Miroku Jyoho Service Co., Ltd.	9,000	22,832
*	Misawa Homes Holdings, Inc.	4,000	44,605
	Misawa Resort Co., Ltd.	3,000	13,041
	MISUMI Group, Inc.	9,000	154,693
	Mitani Corp.	6,000	68,171
#	Mito Securities Co., Ltd.	22,000	82,577
	Mitsuba Corp.	12,000	80,661
#	Mitsubishi Cable Industries, Ltd.	48,000	65,838
	Mitsubishi Chemical Holdings Corp.	36,500	341,072
	Mitsubishi Corp.	126,200	3,542,234
	Mitsubishi Electric Corp.	47,000	551,132
	Mitsubishi Estate Co., Ltd.	29,000	775,296
	Mitsubishi Gas Chemical Co., Inc.	111,000	934,922
	Mitsubishi Heavy Industries, Ltd.	299,000	1,826,555
	Mitsubishi Kakoki Kaisha, Ltd.	7,000	27,089
	Mitsubishi Logistics Corp.	43,000	587,150
	Mitsubishi Materials Corp.	163,000	902,708
# *	Mitsubishi Motors Corp.	189,000	269,248
#	Mitsubishi Paper Mills, Ltd.	89,000	185,094
#	Mitsubishi Pencil Co., Ltd.	10,000	126,180
	Mitsubishi Rayon Co., Ltd.	60,000	382,362
	Mitsubishi Shindoh Co., Ltd.	11,000	29,047
#	Mitsubishi Steel Manufacturing Co., Ltd.	31,000	148,437
	Mitsubishi UFJ Financial Group, Inc.	692	6,633,733
	Mitsubishi UFJ Financial Group, Inc. ADR	111,000	1,065,600
*	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	118,360
#	Mitsubishi UFJ NICOS Co., Ltd.	34,000	92,007
	Mitsubishi UFJ Securities Co., Ltd.	21,000	203,127
	Mitsuboshi Belting, Ltd.	29,000	156,320
	Mitsui & Co., Ltd.	19,000	394,957
	Mitsui & Co., Ltd. Sponsored ADR	3,551	1,490,071
	Mitsui Chemicals, Inc.	113,000	1,022,870

	Mitsui Engineering and Shipbuilding Co., Ltd.	85,000	$443,415
	Mitsui High-Tec, Inc.	8,700	106,024
#	Mitsui Home Co., Ltd.	16,000	89,107
	Mitsui Knowledge Industry Co., Ltd.	1,115	271,391
	Mitsui Matsushima Co., Ltd.	33,000	42,753
	Mitsui Mining and Smelting Co., Ltd.	215,000	875,831
# *	Mitsui Mining Co., Ltd.	15,000	31,707
	Mitsui O.S.K. Lines, Ltd.	34,000	499,449
	Mitsui Sugar Co., Ltd.	35,000	121,294
	Mitsui Sumitoma Insurance Co., Ltd.	149,000	1,681,354
	Mitsui Trust Holdings, Inc.	146,000	1,217,451
#	Mitsui-Soko Co., Ltd.	32,000	158,754
#	Mitsukoshi, Ltd.	96,000	426,823
	Mitsumi Electric Co., Ltd.	11,000	412,355
	Mitsumura Printing Co., Ltd.	8,000	28,085
	Mitsuuroko Co., Ltd.	11,000	70,771
#	Miura Co., Ltd.	7,100	215,695
*	Miyaji Engineering Group	31,000	35,013
*	Miyakoshi Corp.	700	10,036
	Miyazaki Bank, Ltd.	49,000	196,378
	Miyoshi Oil & Fat Co., Ltd.	13,000	21,515
	Miyuki Keori Co., Ltd.	8,000	24,457
	Mizuho Financial Group, Inc.	679	4,267,659
#	Mizuho Investors Securities Co., Ltd.	64,000	115,206
#	Mizuho Trust & Banking Co., Ltd.	100,000	174,346
#	Mizuno Corp.	30,000	156,570
	Mochida Pharmaceutical Co., Ltd.	20,000	183,870
#	Modec, Inc.	4,200	130,329
# *	Monex Beans Holdings, Inc.	1,000	670,324
	Mori Seiki Co., Ltd.	9,600	236,518
#	Morinaga & Co., Ltd.	79,000	171,758
	Morinaga Milk Industry Co., Ltd.	57,000	220,030
	Morita Corp.	9,000	48,332
	Moritex Corp.	6,300	31,033
	Morozoff, Ltd.	10,000	30,032
	Mory Industries, Inc.	10,000	41,315
#	MOS Food Services, Inc.	9,600	133,544
	Moshi Moshi Hotline, Inc.	450	20,909
	MR Max Corp.	10,000	44,160
	Murata Manufacturing Co., Ltd.	8,800	616,595
	Musashino Bank, Ltd.	10,500	505,588
# *	Mutoh Holdings Co., Ltd.	14,000	83,164
	Mutow Co., Ltd.	4,800	16,523
	Nabtesco Corp.	7,000	96,976
	NAC Co., Ltd.	3,300	33,968
	Nachi-Fujikoshi Corp.	41,000	172,992
	Nagase & Co., Ltd.	42,000	510,225
#	Nagatanien Co., Ltd.	4,000	30,316
	Nagoya Railroad Co., Ltd.	124,000	361,846
*	Naigai Co., Ltd.	28,000	24,910
	Nakabayashi Co., Ltd.	9,000	17,484
	Nakamuraya Co., Ltd.	17,000	80,166

#	Nakano Corp.	18,000	$42,452
	Nakayama Steel Works, Ltd.	32,000	79,969
	Namco Bandai Holdings, Inc.	60,800	880,759
	NEC Corp.	389,000	1,834,287
	NEC Corp. Sponsered ADR	21,100	99,381
	NEC Fielding, Ltd.	12,800	170,680
	NEC Leasing, Ltd.	6,000	100,887
	NEC Mobiling, Ltd.	3,500	60,183
	NEC System Integration & Construction, Ltd.	11,400	123,151
# *	NEC Tokin Corp.	17,000	59,522
#	Net One Systems Co., Ltd.	157	191,160
*	Netmarks, Inc.	32	6,541
#	Neturen Co., Ltd., Tokyo	12,100	154,938
	New Japan Radio Co., Ltd.	4,000	20,983
	New Tachikawa Aircraft Co., Ltd.	1,600	47,114
	NGK Insulators, Ltd.	29,000	958,271
#	NGK Spark Plug Co., Ltd.	64,000	1,055,311
	NHK Spring Co., Ltd.	49,000	439,030
	Nice Corp.	29,000	121,495
	Nichia Steel Works, Ltd.	6,000	24,788
	Nichias Corp.	13,000	136,171
	Nichiban Co., Ltd.	8,000	28,061
	Nichicon Corp.	17,400	228,034
#	Nichiha Corp.	7,300	82,309
#	Nichii Gakkan Co.	7,500	116,383
#	Nichimo Co., Ltd.	15,000	26,688
#	Nichimo Corp.	90,000	61,232
	Nichirei Corp.	90,000	422,561
	Nichireki Co., Ltd.	8,000	27,090
	Nichiro Corp.	23,000	34,732
	Nidec Copal Corp.	10,400	115,222
	Nidec Corp.	4,300	301,327
	Nidec Corp. ADR	4,700	82,673
#	Nidec Sankyo Corp.	19,000	127,808
#	Nidec Tosok Corp.	2,600	18,097
	Nifco, Inc.	12,000	281,409
#	Nihon Chouzai Co., Ltd.	3,000	50,659
	Nihon Dempa Kogyo Co., Ltd.	3,400	198,817
#	Nihon Eslead Corp.	3,100	48,634
	Nihon Inter Electronics Corp.	3,000	10,773
	Nihon Kagaku Sangyo Co., Ltd.	3,000	23,827
	Nihon Kohden Corp.	8,000	158,883
	Nihon Nohyaku Co., Ltd.	23,000	127,252
	Nihon Parkerizing Co., Ltd.	17,000	236,910
	Nihon Spindle Manufacturing Co., Ltd.	17,000	52,244
	Nihon Unisys, Ltd.	16,500	204,523
	Nikkiso Co., Ltd.	16,000	122,523
	Nikko Co., Ltd.	11,000	27,102
	Nikon Corp.	17,000	531,039
	Nintendo Co., Ltd.	2,400	1,104,652
	Nippei Toyama Corp.	4,000	33,963
	Nippo Corp.	20,000	157,672

	Nippon Beet Sugar Manufacturing Co., Ltd.	48,000	$115,356
*	Nippon Carbide Industries Co., Inc.	29,000	50,008
	Nippon Carbon Co., Ltd.	11,000	66,370
#	Nippon Ceramic Co., Ltd.	7,000	99,188
	Nippon Chemical Industrial Co., Ltd.	11,000	33,022
	Nippon Chemi-Con Corp.	40,000	394,680
#	Nippon Chemiphar Co., Ltd.	5,000	20,871
	Nippon Chutetsukan K.K.	15,000	24,990
*	Nippon Chuzo K.K.	27,000	48,789
	Nippon Concrete Industries Co., Ltd.	9,000	19,411
#	Nippon Denko Co., Ltd.	28,000	218,173
	Nippon Densetsu Kogyo Co., Ltd.	19,000	137,722
	Nippon Denwa Shisetu Co., Ltd.	8,000	26,960
	Nippon Electric Glass Co., Ltd.	16,000	232,572
	Nippon Express Co., Ltd.	172,000	904,014
	Nippon Felt Co., Ltd.	5,000	31,532
	Nippon Filcon Co., Ltd.	3,000	21,475
	Nippon Fine Chemical Co., Ltd.	5,000	36,240
	Nippon Flour Mills Co., Ltd.	48,000	176,644
#	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	49,468
#	Nippon Gas Co., Ltd.	11,000	102,217
	Nippon Hume Corp.	20,000	76,573
	Nippon Jogesuido Sekkei Co., Ltd.	24	23,189
	Nippon Kanzai Co., Ltd.	2,800	79,650
#	Nippon Kasei Chemical Co., Ltd.	32,000	65,759
	Nippon Kayaku Co., Ltd.	55,000	437,903
#	Nippon Kinzoku Co., Ltd.	12,000	39,790
	Nippon Koei Co., Ltd., Tokyo	18,000	50,507
	Nippon Konpo Unyu Soko Co., Ltd.	20,000	289,053
#	Nippon Koshuha Steel Co., Ltd.	16,000	32,661
	Nippon Light Metal Co., Ltd.	154,000	337,125
#	Nippon Meat Packers, Inc.	68,000	736,454
#	Nippon Metal Industry Co., Ltd.	31,000	139,289
	Nippon Mining Holdings, Inc.	190,000	1,714,148
	Nippon Mitsubishi Oil Corp.	269,000	2,263,353
#	Nippon Paint Co., Ltd.	65,000	314,691
	Nippon Paper Group, Inc.	331	1,113,528
#	Nippon Parking Development Co., Ltd.	143	7,653
	Nippon Pillar Packing Co., Ltd.	3,000	27,477
#	Nippon Piston Ring Co., Ltd.	11,000	20,288
	Nippon Restaurant System, Inc.	2,800	82,678
	Nippon Seiki Co., Ltd.	13,000	329,116
	Nippon Seiro Co., Ltd.	14,000	54,010
	Nippon Seisen Co., Ltd.	7,000	48,991
#	Nippon Sharyo, Ltd.	51,000	105,880
	Nippon Sheet Glass Co., Ltd.	226,000	1,329,585
	Nippon Shinyaku Co., Ltd.	17,000	148,655
	Nippon Shokubai Co., Ltd.	48,000	426,273
	Nippon Signal Co., Ltd.	18,000	108,777
	Nippon Soda Co., Ltd.	49,000	211,410
	Nippon Steel Corp.	145,000	1,013,237
	Nippon Steel Trading Co., Ltd.	37,000	99,758

	Nippon Suisan Kaisha, Ltd.	88,200	$402,239
	Nippon Telegraph & Telephone Corp.	46	211,769
	Nippon Telegraph & Telephone Corp. ADR	23,900	552,090
	Nippon Thompson Co., Ltd.	20,000	185,004
	Nippon Tungsten Co., Ltd.	10,000	28,119
#	Nippon Valqua Industries, Ltd.	34,000	111,190
#	Nippon Yakin Kogyo Co., Ltd.	15,000	134,661
	Nippon Yusen KK	99,000	976,211
	Nippon Yusoki Co., Ltd.	6,000	28,954
#	Nipponkoa Insurance Co., Ltd.	125,000	1,160,148
	Nipro Corp.	16,000	317,357
#	NIS Group Co., Ltd.	30,705	152,478
#	Nishimatsu Construction Co., Ltd.	91,000	296,297
#	Nishimatsuya Chain Co., Ltd.	6,200	81,520
	Nishi-Nippon Bank, Ltd.	250,000	784,645
	Nishi-Nippon Railroad Co., Ltd.	119,000	417,026
	Nissan Chemical Industries, Ltd.	20,000	250,784
	Nissan Motor Co., Ltd.	277,700	2,652,833
	Nissan Shatai Co., Ltd.	29,000	175,625
	Nissay Dowa General Insurance Co., Ltd.	98,000	584,637
	Nissei Corp.	5,700	72,891
	Nissei Plastic Industrial Co., Ltd.	4,000	23,066
	Nissen Co., Ltd.	10,800	64,527
	Nissha Printing Co., Ltd.	8,000	222,319
	Nisshin Fudosan Co., Ltd.	9,100	117,357
	Nisshin Seifun Group, Inc.	72,200	662,072
	Nisshin Steel Co., Ltd.	298,000	1,188,035
	Nisshinbo Industries, Inc.	50,000	613,360
	Nissho Electronics Corp.	4,100	31,019
	Nissin Corp.	26,000	93,539
	Nissin Electric Co., Ltd.	26,000	103,439
#	Nissin Food Products Co., Ltd.	29,575	939,942
	Nissin Kogyo Co., Ltd.	4,600	118,869
	Nissin Sugar Manufacturing Co., Ltd.	7,000	13,768
	Nissui Pharmaceutical Co., Ltd.	4,000	30,464
	Nitchitsu Co., Ltd.	4,000	19,920
	Nitta Corp.	9,000	183,775
	Nittan Valve Co., Ltd.	4,000	25,460
	Nittetsu Mining Co., Ltd.	20,000	149,129
	Nitto Boseki Co., Ltd.	83,000	235,559
	Nitto Denko Corp.	6,900	321,566
#	Nitto Electric Works, Ltd.	9,600	137,603
	Nitto FC Co., Ltd.	5,000	28,083
	Nitto Kohki Co., Ltd.	4,900	112,174
#	Nitto Seiko Co., Ltd.	5,000	41,627
# *	Niws Co. HQ, Ltd.	148	14,939
	NOF Corp.	57,000	255,799
	Nohmi Bosai, Ltd.	16,000	98,143
	NOK Corp.	38,900	754,067
#	Nomura Co., Ltd.	17,000	102,491
	Nomura Holdings, Inc. ADR	32,000	565,440
	Nomura Research Institute, Ltd.	5,600	188,502

	Nomura Securities Co., Ltd.	88,900	$1,569,558
	Noritake Co., Ltd.	30,000	144,321
#	Noritsu Koki Co., Ltd.	6,800	140,268
#	Noritz Corp.	11,500	175,276
	NS Solutions Corp.	4,800	134,641
	NSD Co., Ltd.	6,200	104,452
	NSK, Ltd.	33,000	282,724
	NTN Corp.	51,000	417,774
	NTT Data Corp.	58	280,587
	NTT DoCoMo, Inc.	808	1,231,704
	NTT DoCoMo, Inc. Sponsored ADR	45,300	691,278
# *	Oak Capital Corp.	24,000	12,821
	Obayashi Corp.	230,000	1,187,886
	Obic Co., Ltd.	1,100	217,424
#	Odakyu Electric Railway Co., Ltd.	31,000	189,352
	Oenon Holdings, Inc.	18,000	39,402
	Oiles Corp.	8,140	168,324
#	Oji Paper Co., Ltd.	180,000	899,765
	Okabe Co., Ltd.	7,000	36,412
#	Okamoto Industries, Inc.	24,000	86,173
	Okamoto Machine Tool Works, Ltd.	6,000	20,830
	Okamura Corp.	22,000	174,973
#	Okasan Holdings, Inc.	65,000	385,218
	Oki Electric Cable Co., Ltd.	12,000	24,436
# *	Oki Electric Industry Co., Ltd.	224,000	399,944
	Okinawa Electric Power Co., Ltd.	3,880	236,080
	OKK Corp.	20,000	66,327
	OKUMA Corp.	24,000	356,086
#	Okumura Corp.	50,000	279,625
	Okura Industrial Co., Ltd.	14,000	37,958
	Okuwa Co., Ltd.	11,000	134,835
	Olympic Corp.	3,100	19,299
	Olympus Corp.	12,000	509,548
	O-M, Ltd.	7,000	54,161
#	OMC Card, Inc.	16,000	74,912
*	Omikenshi Co., Ltd.	24,000	21,120
	Omron Corp.	30,900	806,617
	Ono Pharmaceutical Co., Ltd.	16,500	848,720
	Ono Sokki Co., Ltd.	5,000	38,980
	Onoken Co., Ltd.	5,000	71,867
	Onward Kashiyama Co., Ltd.	52,000	615,446
#	Oracle Corp. Japan	1,900	83,574
#	Organo Corp.	9,000	175,666
	Oriental Land Co., Ltd.	8,300	468,451
	Oriental Yeast Co., Ltd.	5,000	29,066
	Origin Electric Co., Ltd.	5,000	28,667
	Osaka Gas Co., Ltd.	124,000	460,554
	Osaka Organic Chemical Industry, Ltd.	5,000	27,186
	Osaka Steel Co., Ltd.	9,300	158,016
#	Osaki Electric Co., Ltd.	11,000	70,189
#	OSG Corp.	22,600	281,396
	Otsuka Corp.	1,900	191,833

	Oyo Corp.	10,000	$127,556
	P.S. Mitsubishi Construction Co., Ltd.	15,500	49,517
	Pacific Industrial Co., Ltd.	11,000	57,708
#	Pacific Metals Co., Ltd.	9,000	124,302
#	PanaHome Corp.	30,000	178,807
#	Paramount Bed Co., Ltd.	8,800	114,157
#	Parco Co., Ltd.	13,000	176,435
#	Paris Miki, Inc.	9,200	117,246
#	Park24 Co., Ltd.	13,600	130,877
# *	Pasco Corp.	8,000	14,983
#	Pasona, Inc.	45	62,604
#	Patlite Corp.	3,000	25,521
	PCA Corp.	1,000	10,940
# *	Penta-Ocean Construction Co., Ltd.	145,500	241,279
*	PIA Corp.	700	10,591
#	Pigeon Corp.	8,600	144,319
	Pilot Corp.	13	126,498
	Piolax, Inc.	1,500	27,660
#	Pioneer Electronic Corp.	51,600	627,096
	Poplar Co., Ltd.	3,500	24,518
	Press Kogyo Co., Ltd.	41,000	172,769
# *	Prima Meat Packers, Ltd.	66,000	72,856
#	Pronexus, Inc.	10,000	84,109
	Q.P. Corp.	35,400	329,593
	Raito Kogyo Co., Ltd.	16,900	44,032
#	Rasa Industries, Ltd.	19,000	49,684
	Rengo Co., Ltd.	71,000	442,589
# *	Renown, Inc.	13,000	109,242
	Resona Holdings, Inc.	156	328,208
	Resorttrust, Inc.	9,700	212,727
#	Rhythm Watch Co., Ltd.	49,000	70,168
	RICOH COMPANY, Ltd.	63,000	1,386,689
	Ricoh Elemex Corp.	4,000	32,402
	Ricoh Leasing Co., Ltd.	6,100	127,972
	Right On Co., Ltd.	4,600	47,982
	Riken Corp.	22,000	111,710
	Riken Keiki Co., Ltd.	3,000	24,763
	Riken Technos Corp.	15,000	49,805
	Riken Vitamin Co., Ltd.	4,000	103,920
#	Ringer Hut Co., Ltd.	2,800	35,061
	Rinnai Corp.	11,100	345,737
*	RISA Partners, Inc.	27	52,005
#	Rock Field Co., Ltd.	4,900	69,121
	Rohm Co., Ltd.	21,800	1,941,204
	Rohto Pharmaceutical Co., Ltd.	20,000	230,217
	Roland Corp.	4,200	112,572
	Roland DG Corp.	1,600	70,496
	Round One Corp.	98	229,793
#	Royal Co., Ltd.	10,000	120,499
	Ryobi, Ltd.	38,000	242,208
	Ryoden Trading Co., Ltd.	13,000	100,589
#	Ryohin Keikaku Co., Ltd.	2,200	142,610

	Ryosan Co., Ltd.	12,000	$316,952
#	Ryoshoku, Ltd.	9,000	207,827
	Ryoyo Electro Corp.	10,100	133,297
#	S Foods, Inc.	5,500	46,199
#	S Science Co., Ltd.	164,000	29,739
#	S.T. Chemical Co., Ltd.	8,000	99,346
# *	Saeki Kensetsu Kogyo Co., Ltd.	45,000	31,726
	Sagami Chain Co., Ltd.	4,000	38,955
#	Sagami Railway Co., Ltd.	33,000	113,019
#	Saibu Gas Co., Ltd.	52,000	116,236
	Saint Marc Holdings Co., Ltd.	1,000	43,287
#	Saizeriya Co., Ltd.	9,500	136,429
	Sakai Chemical Industry Co., Ltd.	25,000	160,875
#	Sakai Heavy Industries, Ltd.	17,000	39,939
	Sakai Ovex Co., Ltd.	17,000	26,342
	Sakata INX Corp.	21,000	111,324
#	Sakata Seed Corp.	12,500	164,554
	Sala Corp.	6,500	31,901
	San-Ai Oil Co., Ltd.	16,000	70,434
	Sanden Corp.	35,000	179,251
	Sanei-International Co., Ltd.	3,000	62,988
# *	Sanix, Inc.	16,900	44,679
	Sankei Building Co., Ltd.	17,000	142,926
#	Sanken Electric Co., Ltd.	34,000	235,671
	Sanki Engineering Co., Ltd.	16,000	104,875
	Sankyo Co., Ltd.	20,000	824,697
	Sankyo Seiko Co., Ltd.	17,000	70,192
	Sankyo-Tateyama Holdings, Inc.	73,000	109,551
#	Sankyu, Inc., Tokyo	62,000	342,697
	Sanoh Industrial Co., Ltd.	9,400	75,210
#	Sanrio Co., Ltd.	6,200	71,416
	Sanshin Electronics Co., Ltd.	11,000	154,687
*	Sansui Electric Co., Ltd.	272,000	25,853
	Santen Pharmaceutical Co., Ltd.	14,800	366,472
	Sanwa Shutter Corp.	77,000	449,640
	Sanyo Chemical Industries, Ltd.	25,000	159,524
	Sanyo Denki Co., Ltd.	13,000	74,381
# *	Sanyo Electric Co., Ltd.	479,000	744,163
	Sanyo Housing Nagoya Co., Ltd.	21	26,675
	Sanyo Industries, Ltd., Tokyo	10,000	24,052
	Sanyo Shokai, Ltd.	18,000	153,673
	Sanyo Special Steel Co., Ltd.	38,000	317,262
	Sapporo Hokuyo Holdings, Inc.	81	866,203
#	Sapporo Holdings, Ltd.	49,000	281,575
#	Sasebo Heavy Industries Co., Ltd., Tokyo	9,000	54,847
#	Sato Corp.	7,600	146,921
	Sato Shoji Corp.	5,200	43,700
	Satori Electric Co., Ltd.	4,900	63,203
	Secom Co., Ltd.	13,500	655,651
	Secom Joshinetsu Co., Ltd.	1,500	34,439
	Secom Techno Service Co., Ltd.	2,500	88,680
#	Sega Sammy Holdings, Inc.	51,300	778,991

	Seibu Electric Industry Co., Ltd.	6,000	$29,940
	Seijo Corp.	1,200	26,890
#	Seika Corp.	11,000	29,362
	Seikagaku Corp.	11,100	131,715
	Seiko Corp.	24,000	138,104
	Seiko Epson Corp.	27,600	717,681
#	Seino Holdings Co., Ltd.	57,000	562,282
	Seiren Co., Ltd.	13,000	97,101
# *	Seiyu, Ltd.	109,000	93,850
	Sekisui Chemical Co., Ltd.	171,000	1,265,747
	Sekisui House, Ltd.	107,000	1,391,611
	Sekisui Jushi Co., Ltd.	15,000	131,805
	Sekisui Plastics Co., Ltd.	37,000	116,540
	Senko Co., Ltd.	27,000	86,217
	Senshu Electric Co., Ltd.	1,500	33,340
	Senshukai Co., Ltd.	11,000	140,948
	Seven & I Holdings Co., Ltd.	69,552	1,854,506
#	SFCG Co., Ltd.	280	38,974
	Sharp Corp., Osaka	46,000	799,600
#	Shibaura Mechatronics Corp.	12,000	66,236
#	Shibusawa Warehouse Co., Ltd.	16,000	85,624
	Shibuya Kogyo Co., Ltd.	6,800	55,437
	Shiga Bank, Ltd.	80,000	529,663
	Shikibo, Ltd.	19,000	23,920
	Shikoku Bank, Ltd.	63,000	249,505
	Shikoku Chemicals Corp.	16,000	91,119
	Shikoku Coca-Cola Bottling Co., Ltd.	4,800	55,916
#	Shikoku Electric Power Co., Inc.	10,800	277,541
#	Shima Seiki Manufacturing Co., Ltd.	6,900	302,464
#	Shimachu Co., Ltd.	14,900	404,020
	Shimadzu Corp.	32,000	329,811
	Shimamura Co., Ltd.	2,400	222,524
	Shimano, Inc.	8,400	269,127
#	Shimizu Bank, Ltd.	2,700	112,402
	Shimizu Corp.	125,000	796,839
	Shin Nippon Air Technologies Co., Ltd.	4,200	25,480
	Shinagawa Refractories Co., Ltd.	17,000	64,241
	Shindengen Electric Manufacturing Co., Ltd.	15,000	61,945
	Shin-Etsu Chemical Co., Ltd.	10,200	737,432
	Shin-Etsu Polymer Co., Ltd.	18,000	208,149
	Shinkawa, Ltd.	5,300	102,563
	Shin-Keisei Electric Railway Co., Ltd.	5,000	16,887
*	Shinki Co., Ltd.	14,400	20,169
#	Shinko Electric Co., Ltd.	32,000	92,988
	Shinko Electric Industries Co., Ltd.	9,400	207,714
	Shinko Plantech Co., Ltd.	9,000	113,868
	Shinko Securities Co., Ltd.	175,000	832,954
	Shinko Shoji Co., Ltd.	6,000	112,862
	Shinko Wire Co., Ltd.	10,000	19,154
	Shin-Kobe Electric Machinery Co., Ltd.	6,000	27,959
	Shinmaywa Industries, Ltd.	38,000	184,748
#	Shinnihon Corp.	11,100	50,620

	Shinsei Bank, Ltd.	275,000	$917,282
	Shinsho Corp.	11,000	37,336
#	Shinwa Kaiun Kaisha, Ltd.	14,000	122,181
	Shinyei Kaisha	5,000	11,022
	Shionogi & Co., Ltd.	55,000	800,339
#	Shiroki Co., Ltd.	10,000	23,549
	Shiseido Co., Ltd.	18,000	375,597
	Shizuki Electric Co., Inc.	4,000	13,286
	Shizuoka Bank, Ltd.	106,000	1,108,807
	Shizuoka Gas Co., Ltd.	15,000	71,163
	Sho-Bond Corp.	8,200	93,199
	Shobunsha Publications, Inc.	2,300	23,707
#	Shochiku Co., Ltd.	32,000	238,277
#	Shoko Co., Ltd.	15,000	20,942
	Showa Aircraft Industry Co., Ltd.	5,000	60,191
	Showa Corp.	13,800	170,546
#	Showa Denko KK	167,000	608,149
#	Showa Sangyo Co., Ltd.	46,000	107,823
	Showa Shell Sekiyu K.K.	53,000	642,163
#	Siix Corp.	4,400	99,872
# *	Silver Seiko, Ltd.	119,000	50,268
#	Simree Co., Ltd.	7,400	30,099
	Sinanen Co., Ltd.	22,000	116,536
	Sintokogio, Ltd.	15,000	207,045
	SKY Perfect JSAT Corp.	706	303,757
	SMC Corp.	3,500	464,941
	SMK Corp.	21,000	156,393
#	Snow Brand Milk Products Co., Ltd.	56,500	165,456
	SNT Corp.	6,000	34,875
	Soda Nikka Co., Ltd.	7,000	28,106
	Sodick Co., Ltd.	17,000	115,706
	Soft99 Corp.	3,600	28,282
#	Softbank Corp.	14,800	284,077
	Sogo Medical Co., Ltd.	1,300	34,725
	Sohgo Security Services Co.,Ltd.	22,100	347,483
	Sojitz Corp.	306,700	1,276,238
	Sokkisha Co., Ltd.	7,000	29,172
*	Solid Group Holdings Co., Ltd.	21,500	7,434
	Sompo Japan Insurance, Inc.	181,000	2,024,360
	Sonton Food Industry Co., Ltd.	3,000	26,738
	Sony Corp.	2,000	95,751
	Sony Corp. Sponsored ADR	91,400	4,367,092
	Sorun Corp.	10,100	69,932
	Sotoh Co., Ltd.	3,000	36,273
	Space Co., Ltd.	3,700	27,761
	Square Enix Co., Ltd.	4,800	148,830
	SRA Holdings	1,800	28,282
#	SSP Co., Ltd.	29,000	137,238
	Stanley Electric Co., Ltd.	17,600	384,622
#	Star Micronics Co., Ltd.	9,000	258,742
	Starzen Corp.	20,000	48,347
#	Stella Chemifa Corp.	2,400	67,864

	Subaru Enterprise Co., Ltd.	9,000	$28,842
	Sugi Pharmacy Co., Ltd.	4,800	114,990
	Sugimoto & Co., Ltd.	2,000	31,173
	Sumco Techxiv Corp.	1,600	106,129
#	Sumida Corp.	5,200	88,600
	Suminoe Textile Co., Ltd.	12,000	28,027
	Sumisho Computer Systems Corp.	9,200	186,652
	Sumitomo Bakelite Co., Ltd.	73,000	464,821
	Sumitomo Chemical Co., Ltd.	194,000	1,448,241
# *	Sumitomo Coal Mining Co., Ltd.	58,500	51,393
	Sumitomo Corp.	102,000	1,759,535
	Sumitomo Densetsu Co., Ltd.	8,800	47,879
	Sumitomo Electric Industries, Ltd.	155,900	2,477,786
	Sumitomo Forestry Co., Ltd.	50,000	444,665
	Sumitomo Heavy Industries, Ltd.	14,000	156,508
	Sumitomo Light Metal Industries, Ltd.	88,000	163,678
	Sumitomo Metal Industries, Ltd., Osaka	92,000	464,021
	Sumitomo Metal Mining Co., Ltd.	48,000	949,799
# *	Sumitomo Mitsui Construction Co., Ltd.	31,300	57,253
	Sumitomo Mitsui Financial Group, Inc.	157	1,238,415
	Sumitomo Osaka Cement Co., Ltd.	119,000	292,582
	Sumitomo Pipe & Tube Co., Ltd.	5,000	35,688
	Sumitomo Precision Products Co., Ltd.	6,000	29,532
	Sumitomo Real Estate Sales Co., Ltd.	2,600	213,006
	Sumitomo Realty & Development Co., Ltd.	10,000	327,039
	Sumitomo Rubber Industries, Ltd.	52,900	585,223
	Sumitomo Seika Chemicals Co., Ltd.	21,000	102,455
#	Sumitomo Titanium Corp.	2,100	164,287
	Sumitomo Trust & Banking Co., Ltd.	152,000	1,254,757
#	Sumitomo Warehouse Co., Ltd.	58,000	374,112
	Sun Wave Corp.	12,000	26,218
	Sundrug Co., Ltd.	3,700	84,747
#	SUNX, Ltd.	9,300	55,478
	Suruga Bank, Ltd.	39,000	512,871
	Suruga Corp.	7,700	135,050
	Suzuken Co., Ltd.	24,600	813,465
	Suzuki Metal Industry Co., Ltd.	16,000	47,157
	Suzuki Motor Corp.	13,700	370,159
#	SWCC Showa Holdings Co., Ltd.	57,000	78,689
# *	SxL Corp.	28,000	17,906
#	Sysmex Corp.	3,500	125,288
*	SystemPro Co., Ltd.	60	40,890
	T&D Holdings, Inc.	19,000	1,103,166
#	T.Hasegawa Co., Ltd.	9,700	170,314
	Tachibana Eletech Co., Ltd.	3,000	31,086
	Tachihi Enterprise Co., Ltd.	1,600	96,115
	Tachi-S Co., Ltd.	8,700	68,960
	Tadano, Ltd.	21,000	269,063
	Taihei Dengyo Kaisha, Ltd.	13,000	95,408
	Taihei Kogyo Co., Ltd.	11,000	53,636
	Taiheiyo Cement Corp.	338,000	1,334,779
	Taiho Kogyo Co., Ltd.	8,700	117,565

	Taikisha, Ltd.	9,000	$119,101
#	Taisei Corp.	359,000	1,147,568
#	Taisei Lamick Co., Ltd.	900	20,468
	Taisei Rotec Corp.	17,000	28,322
	Taisho Pharmaceutical Co., Ltd.	35,000	684,878
	Taiyo Nippon Sanso Corp.	72,000	638,808
	Taiyo Yuden Co., Ltd.	34,000	681,064
	Takagi Securities Co., Ltd.	15,000	49,850
	Takamatsu Corp.	10,200	127,408
	Takano Co., Ltd.	1,600	14,839
	Takaoka Electric Manufacturing Co., Ltd.	15,000	22,634
	Takara Holdings, Inc.	62,000	354,574
	Takara Printing Co., Ltd.	5,500	51,980
	Takara Standard Co., Ltd.	33,000	180,602
	Takasago International Corp.	26,000	156,311
	Takasago Thermal Engineering Co., Ltd.	25,000	256,008
#	Takashima & Co., Ltd.	14,000	24,543
	Takashimaya Co., Ltd.	78,000	837,718
	Take and Give. Needs Co., Ltd.	1,000	199,246
	Takeda Pharmaceutical Co., Ltd.	20,600	1,409,424
	Takiron Co., Ltd.	16,000	49,800
	Takisawa Machine Tool Co., Ltd.	21,000	41,644
#	Takuma Co., Ltd.	20,000	126,324
	Tamura Corp.	27,000	129,815
	Tamura Taiko Holdings, Inc.	20,000	51,008
	Tanabe Seiyaku Co., Ltd.	68,000	820,447
	Tasaki Shinju Co., Ltd.	6,000	23,695
	Tatsuta Electric Wire & Cable Co., Ltd.	9,000	21,457
	Tayca Corp.	8,000	23,828
	TBK Co., Ltd.	7,000	28,022
#	TCM Corp.	25,000	78,792
	TDK Corp.	4,600	393,341
	TDK Corp. Sponsored ADR	17,000	1,453,500
# *	Teac Corp.	26,000	24,866
	Techno Associe Co., Ltd.	3,000	36,210
	Tecmo, Ltd.	6,200	77,349
	Teijin, Ltd.	177,000	884,246
#	Teikoku Electric Manufacturing Co., Ltd.	3,000	74,355
#	Teikoku Piston Ring Co., Ltd.	3,000	23,319
	Teikoku Tsushin Kogyo Co., Ltd.	5,000	22,124
# *	Tekken Corp.	35,000	50,839
*	Telepark Corp.	40	49,766
	Tenma Corp.	8,200	140,925
	Terumo Corp.	8,000	375,244
	The 77 Bank, Ltd.	124,000	836,931
	The Aichi Bank, Ltd.	3,100	311,872
	The Akita Bank, Ltd.	61,000	272,994
	The Aomori Bank, Ltd.	54,000	209,714
	The Awa Bank, Ltd.	78,000	378,659
#	The Bank of Ikeda, Ltd.	6,300	277,292
#	The Bank of Iwate, Ltd.	4,700	268,281
#	The Bank of Kyoto, Ltd.	80,000	954,745

	The Bank of Nagoya, Ltd.	52,000	$389,303
	The Bank of Okinawa, Ltd.	5,400	192,508
	The Bank of Saga, Ltd.	54,000	174,135
	The Chiba Bank, Ltd.	164,000	1,321,787
*	The Chiba Kogyo Bank, Ltd.	12,300	153,940
	The Chugoku Bank, Ltd.	63,000	844,662
#	The Chugoku Electric Power Co., Ltd.	14,400	286,015
	The Chukyo Bank, Ltd.	52,000	158,920
# *	The Daiei, Inc.	22,300	168,130
	The Daisan Bank, Ltd.	54,000	176,453
	The Daishi Bank, Ltd.	109,000	452,578
	The Daito Bank, Ltd.	12,000	15,723
	The Ehime Bank, Ltd.	58,000	197,091
	The Eighteenth Bank, Ltd.	52,000	192,884
	The Fuji Fire & Marine Insurance Co., Ltd.	117,000	407,063
	The Fukui Bank, Ltd.	73,000	213,923
# *	The Goodwill Group, Inc.	86	17,944
	The Gunma Bank, Ltd.	136,000	942,438
	The Hachijuni Bank, Ltd.	144,000	1,116,097
	The Higo Bank, Ltd.	63,000	407,404
	The Hiroshima Bank, Ltd.	179,000	1,020,102
	The Hokuetsu Bank, Ltd.	82,000	198,296
	The Hyakugo Bank, Ltd.	81,000	489,758
	The Hyakujishi Bank, Ltd.	79,000	385,627
	The Iyo Bank, Ltd.	87,000	824,504
#	The Japan General Estate Co., Ltd.	8,500	155,428
	The Japan Steel Works, Ltd.	16,000	236,026
	The Japan Wool Textile Co., Ltd.	20,000	162,981
	The Joyo Bank, Ltd.	145,000	795,401
	The Kagawa Bank, Ltd.	22,000	108,962
	The Kagoshima Bank, Ltd.	52,000	376,882
#	The Kanto Tsukuba Bank, Ltd.	15,900	111,750
#	The Keihin Co., Ltd.	7,000	13,269
	The Keiyo Bank, Ltd.	84,000	478,025
	The Kita-Nippon Bank, Ltd.	2,400	101,450
*	The Maruetsu, Inc.	22,000	107,907
	The Michinoku Bank, Ltd.	45,000	141,550
	The Minato Bank, Ltd.	89,000	202,380
	The Nagano Bank, Ltd.	19,000	55,282
#	The Nanto Bank, Ltd.	81,000	404,111
	The Nippon Road Co., Ltd.	26,000	43,945
	The Nippon Synthetic Chemical Industry Co., Ltd.	20,000	118,264
#	The Nisshin Oillio Group, Ltd.	43,000	231,135
	The Ogaki Kyoritsu Bank, Ltd.	85,000	467,033
	The Oita Bank, Ltd.	45,000	264,193
	The Pack Corp.	5,200	100,223
	The San-in Godo Bank, Ltd.	57,000	465,925
	The Yasuda Warehouse Co., Ltd.	4,000	40,105
	THK Co., Ltd.	42,000	859,591
	Tigers Polymer Corp.	4,000	25,600
	TIS, Inc.	10,600	228,365
	TKC Corp.	6,900	122,109

*	Toa Corp.	57,000	$63,481
	Toa Doro Kogyo Co., Ltd.	15,000	24,405
#	Toa Oil Co., Ltd.	18,000	28,170
	Toagosei Co., Ltd.	72,000	259,875
# *	Tobishima Corp.	127,000	75,842
#	Tobu Railway Co., Ltd.	113,000	508,134
	Tobu Store Co., Ltd.	10,000	30,223
#	TOC Co., Ltd.	19,000	159,123
	Tocalo Co., Ltd.	4,000	80,761
	Tochigi Bank, Ltd.	38,000	210,804
	Toda Corp.	79,000	428,933
	Toda Kogyo Corp.	8,000	32,068
	Todentu Corp.	9,000	24,454
#	Toei Co., Ltd.	18,000	104,185
	Toenec Corp.	25,000	109,261
	Tohcello Co., Ltd.	5,000	37,374
	Toho Bank, Ltd.	65,000	262,623
	Toho Co., Ltd.	35,800	753,003
	Toho Co., Ltd.	8,000	24,754
#	Toho Gas Co., Ltd.	71,000	361,398
*	Toho Rayon Co., Ltd.	5,000	28,448
#	Toho Real Estate Co., Ltd.	16,000	125,864
#	Toho Titanium Co., Ltd.	3,000	104,847
	Toho Zinc Co., Ltd.	12,000	102,996
	Tohoku Bank, Ltd.	32,000	56,149
	Tohto Suisan Co., Ltd.	11,000	26,298
	Tohuku Electric Power Co., Inc.	24,300	579,854
	Tokai Carbon Co., Ltd.	30,000	345,837
	Tokai Corp.	18,000	67,437
*	Tokai Kanko Co., Ltd.	37,000	17,505
	Tokai Lease Co., Ltd.	14,000	24,436
	Tokai Rika Co., Ltd.	15,000	402,080
	Tokai Rubber Industries, Ltd.	21,100	392,771
	Tokai Tokyo Securities Co., Ltd.	75,000	353,225
	Tokimec, Inc.	14,000	31,438
*	Toko, Inc.	18,000	43,786
	Tokushima Bank, Ltd.	27,000	191,209
*	Tokushu Tokai Holdings Co., Ltd.	19,380	42,629
	Tokuyama Corp.	42,000	571,173
	Tokyo Denpa Co., Ltd.	2,200	26,893
# *	Tokyo Dome Corp.	49,000	227,944
	Tokyo Electric Power Co., Ltd	37,200	975,658
	Tokyo Electron Device, Ltd.	41	73,560
	Tokyo Electron, Ltd.	4,100	293,490
	Tokyo Energy & Systems, Inc.	10,000	75,493
	Tokyo Gas Co., Ltd.	60,000	298,106
	Tokyo Kaikan Co., Ltd.	2,000	10,778
#	Tokyo Kikai Seisakusho, Ltd.	21,000	61,743
#	Tokyo Leasing Co., Ltd.	13,800	146,568
	Tokyo Ohka Kogyo Co., Ltd.	13,400	286,286
*	Tokyo Radiator Manufacturing Co. Ltd.	8,200	34,855
	Tokyo Rakutenchi Co., Ltd.	20,000	74,230

#	Tokyo Rope Manufacturing Co., Ltd.	30,000	$54,735
	Tokyo Sangyo Co., Ltd.	7,500	25,924
#	Tokyo Seimitsu Co., Ltd.	4,500	134,857
	Tokyo Steel Manufacturing Co., Ltd.	40,600	536,822
	Tokyo Style Co., Ltd.	23,000	252,029
	Tokyo Tatemono Co., Ltd.	55,000	727,116
	Tokyo Tekko Co., Ltd.	7,000	36,299
#	Tokyo Theatres Co., Inc.	31,000	74,046
	Tokyo Tomin Bank, Ltd.	10,400	330,298
#	Tokyotokeiba Co., Ltd.	48,000	113,502
	Tokyu Community Corp.	3,300	99,338
#	Tokyu Construction Co., Ltd.	21,140	115,386
	Tokyu Corp.	56,000	349,223
	Tokyu Land Corp.	17,000	156,570
	Tokyu Livable, Inc.	5,000	96,891
	Tokyu Recreation Co., Ltd.	6,000	35,219
#	Tokyu Store Chain Corp.	13,000	62,544
	Toli Corp.	9,000	21,053
	Tomato Bank, Ltd.	14,000	29,975
	Tomen Electronics Corp.	2,100	29,675
	Tomoe Corp.	6,000	16,957
	Tomoku Co., Ltd.	12,000	25,576
#	Tomy Co., Ltd.	19,100	107,049
	Tonami Transportation Co., Ltd.	11,000	32,052
#	TonenGeneral Sekiyu KK	15,000	148,580
# *	Tonichi Carlife Group, Inc.	5,000	6,211
	Topcon Corp.	4,000	67,692
	Toppan Forms Co., Ltd.	16,900	178,086
	Toppan Printing Co., Ltd.	119,000	1,195,898
	Topre Corp.	14,000	115,935
	Topy Industries, Ltd.	58,000	193,434
	Toray Industries, Inc.	46,000	351,354
#	Tori Holdings Co., Ltd.	117,000	22,216
	Torigoe Co., Ltd.	4,000	28,051
	Torii Pharmaceutical Co., Ltd.	7,600	132,069
#	Torishima Pump Manufacturing Co., Ltd.	9,000	110,702
	Tose Co., Ltd.	3,800	50,186
#	Toshiba Corp.	72,000	647,340
	Toshiba Machine Co., Ltd.	29,000	216,010
	Toshiba Plant Kensetsu Co., Ltd.	23,000	210,710
	Toshiba TEC Corp.	51,000	308,465
	Tosho Printing Co., Ltd.	15,000	43,096
	Tosoh Corp.	95,000	580,655
	Totetsu Kogyo Co., Ltd.	5,000	31,016
#	TOTO, Ltd.	93,000	741,965
	Totoku Electric Co., Ltd., Tokyo	18,000	27,843
	Tottori Bank, Ltd.	9,000	24,487
#	Touei Housing Corp.	7,300	73,276
# *	Towa Bank, Ltd.	70,000	124,116
	Towa Corp.	5,100	41,367
	Towa Pharmaceutical Co., Ltd.	3,200	160,624
#	Towa Real Estate Development Co., Ltd.	19,000	55,483

# *	Toyama Chemicals Co., Ltd.	14,000	$81,242
*	Toyo Construction Co., Ltd.	13,000	10,036
#	Toyo Corp.	9,400	139,143
#	Toyo Electric Co., Ltd.	6,000	18,721
#	Toyo Engineering Corp.	29,000	159,180
	Toyo Ink Manufacturing Co., Ltd.	67,000	240,449
	Toyo Kanetsu K.K.	24,000	57,184
	Toyo Kohan Co., Ltd.	27,000	166,945
#	Toyo Machinery & Metal Co., Ltd.	4,000	18,030
#	Toyo Radiator Co., Ltd.	15,000	80,581
	Toyo Securities Co., Ltd.	25,000	90,497
	Toyo Seikan Kaisha, Ltd.	44,000	836,287
	Toyo Suisan Kaisha, Ltd.	27,000	472,625
#	Toyo Tire & Rubber Co., Ltd.	45,000	245,517
#	Toyo Wharf & Warehouse Co., Ltd.	13,000	26,347
#	Toyobo Co., Ltd.	163,000	378,504
	Toyoda Gosei Co., Ltd.	20,800	670,419
	Toyota Auto Body Co., Ltd.	27,000	422,913
	Toyota Motor Corp. Sponsored ADR	50,700	5,864,976
	Toyota Tsusho Corp.	30,825	763,481
#	Trans Cosmos, Inc.	7,500	138,672
	Trend Micro, Inc.	2,500	102,541
	Trend Micro, Inc. Sponsored ADR	3,540	145,369
	Trinity Industrial Corp.	3,000	20,809
#	Trusco Nakayama Corp.	7,100	124,684
	Tsubakimoto Chain Co.	33,000	211,914
	Tsubakimoto Kogyo Co., Ltd.	8,000	28,786
	Tsudakoma Corp.	11,000	47,551
#	Tsugami Corp.	21,000	95,450
	Tsukamoto Co., Ltd.	18,000	29,012
	Tsukishima Kikai Co., Ltd.	12,000	107,317
	Tsumura & Co.	18,200	296,927
	Tsurumi Manufacturing Co., Ltd.	2,000	19,380
	Tsutsumi Jewelry Co., Ltd.	4,500	107,232
	Tsuzuki Denki Co., Ltd.	8,000	27,032
	TV Asahi Corp.	230	412,639
	Ube Industries, Ltd.	100,000	313,376
	Ube Material Industries, Ltd.	10,000	31,288
	Uchida Yoko Co., Ltd.	12,000	54,459
#	Ulvac, Inc.	9,300	351,989
	Uni-Charm Corp.	3,900	224,952
#	Unicharm Petcare Corp.	1,000	41,927
	Uniden Corp.	21,000	147,201
	Unimat Offisco Corp.	8,800	106,285
# *	Union Holdings Co., Ltd.	25,000	37,916
#	Union Tool Co.	4,600	205,294
#	Unitika, Ltd.	103,000	128,773
	UNY Co., Ltd.	67,000	584,556
	Urban Corp.	10,600	179,132
	U-Shin, Ltd.	8,000	38,867
	Ushio, Inc.	37,100	722,807
	USS Co., Ltd.	3,430	230,976

#	Utoc Corp.	10,000	$59,223
	Valor Co., Ltd.	12,000	139,474
# *	Venture Link Co., Ltd.	11,800	19,669
*	Victor Co. of Japan, Ltd.	35,000	83,954
	Vital-Net, Inc.	9,800	62,797
	Wacoal Corp.	31,000	388,553
*	Wakachiku Construction Co., Ltd.	15,000	14,357
	Wakamoto Pharmaceutical Co., Ltd.	7,000	26,259
	Warabeya Nichiyo Co., Ltd.	6,000	82,251
	Watabe Wedding Corp.	1,600	26,052
#	Watami Food Service Co., Ltd.	2,200	33,754
	Wavelock Holdings Co., Ltd.	5,000	21,857
	West Japan Railway Co.	90	434,536
	Wood One Co., Ltd.	15,000	99,039
	Xebio Co., Ltd.	9,500	245,549
	Yahagi Construction Co., Ltd.	7,000	26,257
	Yahoo! Japan Corp.	367	136,246
	Yaizu Suisankagaku Industry Co., Ltd.	2,500	26,614
	Yakult Honsha Co., Ltd.	15,400	353,954
	Yamada Denki Co., Ltd.	4,390	440,990
	Yamagata Bank, Ltd.	37,000	193,845
	Yamaguchi Financial Group, Inc.	76,000	901,942
	Yamaha Corp.	37,900	802,332
	Yamaha Motor Co., Ltd.	31,800	836,802
	Yamaichi Electronics Co., Ltd.	5,200	35,023
	Yamamura Glass Co., Ltd.	29,000	70,921
	Yamanashi Chuo Bank, Ltd.	45,000	249,736
	Yamatake Corp.	12,600	408,822
	Yamatane Corp.	15,000	18,894
	Yamato Corp.	8,000	24,512
	Yamato Kogyo Co., Ltd.	11,000	468,606
	Yamato Transport Co., Ltd.	55,000	806,912
#	Yamazaki Baking Co., Ltd.	42,000	315,706
	Yamazen Co., Ltd.	14,000	89,583
	Yaoko Co., Ltd.	3,900	99,557
	Yaskawa Electric Corp.	16,000	195,185
	Yellow Hat, Ltd., Tokyo	2,300	16,837
	Yodogawa Steel Works, Ltd.	38,000	200,384
#	Yokogawa Bridge Corp.	6,000	35,493
	Yokogawa Electric Corp.	71,500	888,783
	Yokohama Reito Co., Ltd.	16,000	126,009
	Yokohama Rubber Co., Ltd.	79,000	517,205
	Yokowo Co., Ltd.	7,600	71,358
#	Yomeishu Seizo Co., Ltd.	7,000	73,833
	Yomiuri Land Co., Ltd.	6,000	26,901
	Yondenko Corp.	6,000	30,240
	Yonekyu Corp.	8,000	81,693
#	Yorozu Corp.	3,200	38,693
	Yoshimoto Kogyo Co., Ltd.	9,000	130,775
#	Yoshinoya D&C Co., Ltd.	112	180,614
	Yuasa Funashoku Co., Ltd.	6,000	15,543
	Yuasa Trading Co., Ltd.	75,000	118,456

	Yuken Kogyo Co., Ltd.	10,000	$35,447
	Yuraku Real Estate Co., Ltd.	21,000	86,909
	Yurtec Corp.	22,000	123,488
	Yushin Precision Equipment Co., Ltd.	1,500	27,891
	Yushiro Chemical Industry Co., Ltd.	2,000	34,137
	Yutaka Foods Corp.	4,000	56,979
#	Zenrin Co., Ltd.	2,100	51,188
	Zensho Co., Ltd.	10,100	102,777
	Zeon Corp.	13,000	131,536
#	Zeria Pharmaceutical Co., Ltd.	11,000	102,997
#	Zuken, Inc.	5,400	53,934
TOTAL COMMON STOCKS			402,967,618

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/10	10,000	—

TOTAL — JAPAN			402,967,618

NETHERLANDS — (3.0%)
COMMON STOCKS — (3.0%)
	Aalberts Industries NV	19,809	472,999
	ABN AMRO Holdings NV	3,408	158,387
	ABN AMRO Holdings NV Sponsered ADR	145,572	6,772,009
#	Accell Group NV	2,323	111,078
	Aegon NV	240,031	4,378,822
	Aegon NV ADR	16,306	297,095
	Akzo Nobel NV	2,761	217,618
	Akzo Nobel NV Sponsor ADR	28,017	2,206,482
	Arcadis NV	1,598	128,378
	Arcelor Mittal NV	119,301	7,859,579
#	ASM International NV	13,816	377,719
*	ASML Holding NV	31,096	922,372
	Beter Bed Holding NV	1,223	37,401
	Brunel International NV	1,406	39,885
	Corporate Express NV	34,030	381,418
	Corporate Express NV Sponsored ADR	4,200	46,914
	Crown Van Gelder NV	463	11,289
*	Crucell NV	604	12,090
*	Crucell NV ADR	12,688	254,521
	Draka Holding NV	5,283	258,660
*	Econosto NV	5,609	40,161
#	Eriks Group NV	2,547	211,187
	Exact Holding NV	4,358	158,306
	Fornix Biosciences NV	1,113	29,943
	Gamma Holding NV	1,122	92,249
*	Getronics	27,687	231,203
	Grolsche NV	1,898	73,402
	Grontmij NV	1,520	65,519
	Hagemeyer NV	145,486	617,426
#	Heijmans NV	5,592	274,790
	Heineken Holding NV	22,571	1,239,295

	Heineken NV	23,786	$1,507,846
	Hunter Douglas NV	4,044	375,504
	ICT Automatisering NV	1,299	23,026
	Imtech NV	2,907	256,204
	ING Groep NV	13,252	533,347
	ING Groep NV Sponsered ADR	156,191	6,277,316
	Innoconcepts NV	2,918	59,271
	James Hardie Industries NV Sponsored ADR	2,900	96,947
	Jetix Europe NV	3,585	88,493
	Kas Bank NV	2,809	89,160
*	Kendrion NV	1,278	34,837
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	67,467
*	Koninklijke Ahold NV (500467402)	22,080	296,534
*	Koninklijke Ahold NV (5252602)	142,975	1,916,096
	Koninklijke Bam Groep NV	35,245	956,598
	Koninklijke Boskalis Westminster NV	14,529	629,167
	Koninklijke DSM NV	50,623	2,588,980
#	Koninklijke KPN NV	104,358	1,629,484
	Koninklijke Philips Electronics NV	105,997	4,190,521
	Koninklijke Philips Electronics NV ADR	69,500	2,748,725
	Koninklijke Ten Cate NV	4,528	175,921
	Koninklijke Vopak NV	7,632	447,945
# *	Laurus NV	7,155	41,304
	Macintosh Retail Group NV	4,925	175,054
	Nederlandsche Apparatenfabriek NV	1,051	50,062
	Nutreco Holding NV	9,988	691,649
	Oce NV	25,722	553,616
	OPG Groep NV	12,632	376,260
	Ordina NV	6,314	128,047
# *	Pharming Group NV	3,645	13,824
	Randstad Holdings NV	4,391	246,126
	Reed Elsevier NV	4,769	86,034
	Reed Elsevier NV Sponsored ADR	13,800	498,456
	Roto Smeets de Boer NV	692	37,548
	Royal Numico NV	10,045	739,068
*	Samas NV	5,140	36,889
	SBM Offshore NV	26,047	975,244
# *	Semiconductor Industries NV	5,760	36,531
	Sligro Food Group NV	6,900	320,015
	Smit Internationale NV	4,290	356,966
	Sns Reaal	41,529	886,134
#	Stork NV	6,159	398,926
*	Tele Atlas NV	19,500	541,565
#	Telegraaf Media Groep NV	10,477	348,729
	TKH Group NV	6,930	180,194
	TNT NV	3,764	159,259
	TNT NV ADR	10,400	439,512
*	TomTom NV	6,700	436,871
	Unilever NV	146,984	4,503,316
	Unit 4 Agresso NV	4,244	119,174
	Univar NV	5,417	390,536
	USG People NV	9,066	287,988

# *	Van der Moolen Holding NV	4,635	$22,256
	Vedior NV	53,219	1,210,535
	Wegener Arcade NV	3,643	87,995
	Wolters Kluwer NV	39,140	1,141,110
	TOTAL COMMON STOCKS		69,484,379

	RIGHTS/WARRANTS — (0.0%)
*	Aegon Coupons	240,031	—

	TOTAL — NETHERLANDS		69,484,379

	NEW ZEALAND — (0.2%)
	COMMON STOCKS — (0.2%)
	Abano Healthcare Group, Ltd.	17,364	41,448
	Air New Zealand, Ltd.	99,508	144,335
	Auckland International Airport, Ltd.	37,511	79,759
	Contact Energy, Ltd.	69,181	444,090
	Fisher & Paykel Appliances Holdings, Ltd.	93,990	243,349
	Fisher & Paykel Healthcare Corp.	55,906	132,628
	Fletcher Building, Ltd.	84,003	692,167
	Freightways, Ltd.	24,331	67,377
	Hallenstein Glassons Holdings, Ltd.	7,659	24,421
	Infratil, Ltd.	66,611	136,378
	Mainfreight, Ltd.	14,238	70,608
	Michael Hill International, Ltd.	7,230	50,746
	New Zealand Exchange, Ltd.	7,114	49,122
*	New Zealand Oil & Gas, Ltd.	58,232	42,457
	New Zealand Refining Co., Ltd.	57,281	289,292
	Nuplex Industries, Ltd.	24,907	121,748
	Port of Tauranga, Ltd.	20,033	98,508
	Pumpkin Patch, Ltd.	23,700	58,959
	Pyne Gould Guinness, Ltd.	61,689	79,345
*	Rubicon, Ltd.	42,151	30,454
	Ryman Healthcare Group, Ltd.	97,765	138,806
	Sanford, Ltd.	9,500	30,285
#	Sky City Entertainment Group, Ltd.	50,663	162,716
	Steel & Tube Holdings, Ltd.	12,752	40,328
	Telecom Corporation of New Zealand, Ltd. Sponsored ADR	9,800	237,552
	Tourism Holdings, Ltd.	23,932	38,391
*	Tower, Ltd.	58,560	94,771
	Trustpower, Ltd.	40,002	231,844
	Warehouse Group, Ltd.	20,225	79,911
	TOTAL COMMON STOCKS		3,951,795

	RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	4,638	2,149

	TOTAL — NEW ZEALAND		3,953,944

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Acta Holding ASA	30,000	$146,439
	Aker Kvaerner ASA	9,250	232,391
	Aker Yards ASA	18,500	222,777
*	Aktiv Kapital ASA	3,800	61,297
*	Blom ASA	10,000	76,336
	Bonheur ASA	4,000	176,736
*	Camillo Eitze	2,900	35,827
*	CorrOcean ASA	20,000	20,564
# *	Det Norske Oljeselskap (DNO) ASA	114,000	203,234
	DNB Nor ASA Series A	83,339	1,142,433
	DOF ASA	6,000	58,755
	EDB Elektronisk Data Behandling ASA	6,800	54,107
	Ekornes ASA	5,700	115,551
# *	Eltek ASA	9,643	77,838
*	Ementor ASA	14,000	116,643
	Farstad Shipping ASA	3,400	84,707
# *	Fast Search & Transfer ASA	7,000	11,998
#	Fred Olsen Energy ASA	7,100	327,049
	Ganger Rolf ASA	5,600	228,528
	Havila Shipping ASA	2,400	44,455
	Itera Consulting Group ASA	40,000	42,458
	Kongsberg Automotive ASA	3,600	26,497
	Kongsberg Gruppen ASA	2,500	118,093
*	Kverneland ASA	22,000	47,313
#	Leroy Seafood Group ASA	11,100	265,539
	Norsk Hydro ASA	30,680	1,130,078
	Norsk Hydro ASA Sponsored ADR	51,700	1,901,009
	Norske Skogindustrier ASA Series A	27,900	339,917
*	Norwegian Air Shuttle ASA	2,600	56,552
# *	Ocean Rig ASA	40,500	255,977
	Odfjell ASA Series A	9,500	186,034
	Olav Thon Eiendomsselskap ASA	490	65,395
	Orkla ASA	165,846	2,692,061
	Petroleum Geo Services ASA	8,000	187,945
*	Petrolia Drilling ASA	160,000	84,812
*	Photocure ASA	3,400	33,854
	Prosafe ASA	58,572	882,036
*	Q-Free ASA	8,000	19,904
*	Renewable Energy Corp. ASA	3,650	138,401
	Rieber and Son ASA Series A	10,000	91,043
*	Scan Subsea ASA	10,000	30,017
#	Scana Industrier ASA	11,139	32,514
	Schibsted ASA	14,400	650,930
# *	Sevan Marine ASA	45,744	445,250
	Solstad Offshore ASA	3,600	96,513
	Sparebanken Midt-Norge	11,527	149,512
	Statoil ASA Sponsored ADR	19,100	549,698
	Storebrand ASA	44,798	689,947
	Tandberg ASA Series A	20,000	436,105
*	TGS Nopec Geophysical Co. ASA	15,800	270,758
#	Tomra Systems ASA	32,100	221,712

	TTS Marine ASA	4,000	$70,785
	Veidekke ASA	15,500	141,983
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	5,400	236,234
	Yara International ASA	27,750	738,659

TOTAL — NORWAY			16,763,200

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	59,300	522,953
#	Banco Comercial Portugues SA (BCP)	336,951	1,574,013
	Banco Epirito Santo SA (BES)	56,514	1,222,924
	Brisa Auto Estradas de Portugal SA	37,237	478,072
	Cimpor Cimentos de Portugal SA	83,963	788,642
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	17,236	47,471
	Energias de Portugal SA	27,089	148,714
	Energias de Portugal SA Sponsored ADR	7,400	406,549
	Finibanco Holdings SGPS SA	14,885	83,135
*	Impresa Sociedade Gestora de Participacoes SA	21,677	80,256
	Jeronimo Martins SGPS SA	27,547	157,409
	Mota-Engil SGPS SA	24,134	187,160
	Portugal Telecom SA	25,663	351,918
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,256	200,386
#	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	39,485
	Sociedade de Investimento e Gestao SGPS SA	14,144	237,066
# *	Sonae Industria SGPS SA	19,622	253,876
	Sonae SGPS SA	202,429	539,235
*	Sonaecom SGPS SA	30,900	168,385
#	Teixeira Duarte Engenharia e Construcoes SA	73,407	294,996

TOTAL — PORTUGAL			7,782,645

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	246,500	276,793
	Aqua-Terra Supply Co., Ltd.	31,000	9,443
	Armstrong Industrial Corp.	49,000	13,977
	Ascott Group, Ltd.	179,000	182,810
*	ASI Marine Holdings, Ltd.	49,000	48,407
	Asia Environment Holdings, Ltd.	34,000	13,392
#	Asia Pacific Breweries, Ltd.	12,000	105,392
	Auric Pacific Group, Ltd.	25,000	22,952
*	Ban Joo - Company, Ltd.	55,000	5,593
	Benjamin (F.J.) Holdings, Ltd.	90,000	47,867
	Beyonics Technology, Ltd.	135,000	36,668
	Bonvests Holdings, Ltd.	51,600	45,120
	Bukit Sembawang Estates, Ltd	16,000	104,838
	Cerebos Pacific, Ltd.	53,000	136,946
	CH Offshore, Ltd.	131,000	70,990
# *	Chartered Semiconductor Manufacturing, Ltd.	107,000	75,086
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	27,100	188,074

	China Dairy Group, Ltd.	147,000	$39,959
	China Merchants Holdings Pacific, Ltd.	79,000	41,402
	Chuan Hup Holdings, Ltd.	150,000	34,876
	City Developments, Ltd.	62,000	607,705
	Comfortdelgro Corp., Ltd.	253,000	324,619
	Cosco Corp. (Singapore), Ltd.	51,000	168,860
#	Creative Technology Co., Ltd.	11,800	45,994
	CSE Global, Ltd.	59,000	48,661
	CWT, Ltd.	55,000	31,194
	DBS Group Holdings, Ltd.	136,000	1,787,394
#	Delong Holdings, Ltd.	51,200	107,688
	ECS Holdings, Ltd.	25,000	10,512
	Ellipsiz, Ltd.	83,000	23,737
*	Enviro-Hub Holdings, Ltd.	129,000	41,124
	Eucon Holdings, Ltd.	251,000	18,064
#	Ezra Holdings Pte, Ltd.	22,000	85,159
	Federal International (2000), Ltd.	30,000	15,691
	Food Empire Holdings, Ltd.	79,000	46,581
	Fraser & Neave, Ltd.	305,000	994,855
*	Fu Yu Manufacturing, Ltd.	118,000	20,957
	GK Goh Holdings, Ltd.	87,000	65,750
# *	Global Voice Group, Ltd.	339,000	38,921
	Goodpack, Ltd.	24,000	33,653
	GP Batteries International, Ltd.	15,000	13,769
#	Guocoland, Ltd.	34,666	108,064
	Hartford Education Corp., Ltd.	2,166	284
	Hersing Corp., Ltd.	33,000	10,836
#	Hi-P International, Ltd.	132,000	59,782
	Ho Bee Investment, Ltd.	92,000	109,888
*	Hong Fok Corp., Ltd.	83,000	79,526
#	Hong Leong Asia, Ltd.	89,000	185,305
	Hotel Grand Central, Ltd.	100,800	70,130
	Hotel Plaza, Ltd.	58,000	77,973
	Hotel Properties, Ltd.	66,000	186,140
	Hour Glass, Ltd.	25,000	23,020
#	HTL International Holdings, Ltd.	112,000	63,210
	Huan Hsin Holdings, Ltd.	67,000	23,303
	HupSteel, Ltd.	116,000	39,355
	Hwa Hong Corp., Ltd.	95,000	45,720
#	Hyflux, Ltd.	41,000	70,868
	Innovalues, Ltd.	36,000	12,620
	Isetan (Singapore), Ltd.	15,000	44,591
	Jardine Cycle & Carriage, Ltd.	46,921	483,735
	Jaya Holdings, Ltd.	51,000	64,682
#	Jurong Technologies Industrial Corp., Ltd.	164,000	74,249
	K1 Ventures, Ltd.	246,000	46,084
	Keppel Corp., Ltd.	55,000	461,654
#	Keppel Land, Ltd.	68,000	343,749
	Keppel Telecommunications and Transportation, Ltd.	43,000	114,622
	Kim Eng Holdings, Ltd.	144,000	172,784
	K-REIT Asia	6,600	10,501
	KS Energy Services, Ltd.	29,000	65,275

	Labroy Marine, Ltd.	67,000	$86,925
	Lee Kim Tah Holdings, Ltd.	60,000	23,042
	Low Keng Huat Singapore, Ltd.	87,000	35,596
	Lum Chang Holdings, Ltd.	123,000	30,645
*	Magnecomp International, Ltd.	74,000	43,607
# *	Mediaring.Com, Ltd.	305,000	43,044
	Memtech International, Ltd.	310,000	36,634
	Metro Holdings, Ltd.	145,000	85,159
	MFS Technology, Ltd.	52,000	22,528
	Midas Holdings, Ltd.	42,000	39,028
*	MobileOne, Ltd.	61,000	84,389
	Natsteel, Ltd.	75,000	82,111
	Neptune Orient Lines, Ltd.	195,000	626,182
*	Olam International, Ltd.	65,000	128,818
*	Orchard Parade Holdings, Ltd.	62,000	72,996
#	Osim International, Ltd.	119,000	46,707
	Overseas Chinese Banking Corp., Ltd.	295,000	1,658,376
	Pan-United Corp., Ltd.	77,000	39,851
	Parkway Holdings, Ltd.	84,400	219,747
	Petra Foods, Ltd.	59,000	58,848
	Popular Holdings, Ltd.	220,000	42,600
	PSC Corp., Ltd.	606,651	43,754
	QAF, Ltd.	87,000	29,149
	Raffles Education Corp., Ltd.	80,000	107,759
	Robinson & Co., Ltd.	9,000	26,822
	Rotary Engineering, Ltd.	87,000	71,840
	San Teh, Ltd.	117,000	41,799
	SBS Transit, Ltd.	27,500	54,850
	SC Global Developments, Ltd.	12,000	41,634
*	Seksun Corpororation, Ltd.	218,000	95,905
	SembCorp Industries, Ltd.	124,000	458,919
	SembCorp Marine, Ltd.	86,800	237,882
*	Sim Lian Group, Ltd.	83,000	37,491
	Sin Soon Huat, Ltd.	130,000	31,498
	Singapore Airlines, Ltd.	116,000	1,448,152
	Singapore Food Industries, Ltd.	61,000	33,126
	Singapore Land, Ltd.	47,000	306,117
	Singapore Petroleum Co., Ltd.	31,000	119,758
	Singapore Post, Ltd.	198,000	161,452
	Singapore Press Holdings, Ltd.	283,000	806,890
	Singapore Shipping Corp., Ltd.	137,000	35,925
	Singapore Technologies Engineering, Ltd.	65,000	157,033
	Singapore Telecommunications, Ltd.	702,350	1,679,756
*	Sinomem Technology, Ltd.	53,000	46,537
	SMRT Corp., Ltd.	149,000	170,009
	SP Chemicals, Ltd.	70,000	41,204
	Starhub, Ltd.	93,710	185,621
*	Straco Corp., Ltd.	150,000	16,771
	Straits Trading Co., Ltd.	65,000	191,595
	Sunningdale Tech, Ltd.	130,000	33,616
	Tat Hong Holdings, Ltd.	79,000	108,944
*	Thakral Corp., Ltd.	793,000	57,211

	Tiong Woon Corp. Holding, Ltd.	33,000	$21,514
*	Tuan Sing Holdings, Ltd.	251,000	49,394
	UMS Holdings, Ltd.	86,000	31,900
	Unisteel Technology, Ltd.	33,750	43,870
	United Engineers, Ltd.	46,000	99,684
	United Industrial Corp., Ltd.	264,000	485,473
	United Overseas Bank, Ltd.	111,000	1,516,904
# *	United Test & Assembly Center, Ltd.	331,000	254,845
	UOB-Kay Hian Holdings, Ltd.	124,000	169,138
	UOL Group, Ltd.	177,000	579,329
	Venture Corp., Ltd.	71,000	727,441
	WBL Corp., Ltd.	44,000	127,070
	Wheelock Properties (S), Ltd.	121,000	205,574
	Xpress Holdings, Ltd.	474,000	43,415
*	Yellow Pages (Singapore), Ltd.	29,000	22,905
	YHI International, Ltd.	96,000	25,236
*	Zhongguo Jilong, Ltd.	24,708	717
TOTAL COMMON STOCKS			23,869,684

RIGHTS/WARRANTS — (0.0%)
*	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	4,000	15,744
*	Goodpack, Ltd. Warrants 07/16/09	3,000	1,515
TOTAL RIGHTS/WARRANTS			17,259

TOTAL — SINGAPORE			23,886,943

SPAIN — (2.9%)
COMMON STOCKS — (2.9%)
	Abengoa SA	5,498	245,440
#	Abertis Infraestructuras SA	40,302	1,223,516
#	Acciona SA	6,134	1,539,375
#	Acerinox SA	46,852	1,179,405
	Actividades de Construccion y Servicios SA	15,638	860,693
	Adolfo Dominguez SA	674	32,345
	Altadis SA	7,544	500,827
#	Amper SA	3,964	63,818
# *	Antena 3 de Television SA	3,173	59,412
# *	Avanzit SA	17,525	97,526
*	Azkoyen SA	6,507	76,486
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	424,776	9,863,299
	Banco de Andalucia SA	1,901	203,132
#	Banco de Sabadell SA	185,635	1,806,645
#	Banco de Valencia SA	13,604	754,471
#	Banco Espanol de Credito SA	63,658	1,241,252
#	Banco Guipuzcoano SA	23,680	399,873
#	Banco Pastor SA	38,682	719,370
#	Banco Popular Espanol SA	148,181	2,704,990
	Banco Santander Central Hispano SA	187,310	3,422,152
	Banco Santander Central Hispano SA Sponsored ADR	546,696	9,988,136
#	Bankinter SA	90,716	1,394,883
*	Baron de Ley SA	1,341	94,849

*	Campofrio Alimentacion SA	8,192	$152,844
	Cementos Portland Valderrivas SA	3,759	433,387
#	Cia Espanola de Petroleous SA	12,446	1,184,826
#	Cintra Concesiones de Infraestructuras de Transporte SA	21,500	338,790
	Compania de Distribucion Integral Logista SA	1,223	88,312
#	Construcciones y Auxiliar de Ferrocarriles SA	382	123,066
*	Corporacion Dermoestetica	2,300	27,433
*	Dogi International Fabrics SA	13,276	36,596
	Duro Felguera SA	4,524	51,700
#	Ebro Puleva SA	30,358	667,330
#	Electnor SA	2,324	121,930
	Enagas SA	54,486	1,240,270
# *	Ercros SA	396,342	226,840
#	Faes Farma SA	17,383	339,627
	Fomento de Construcciones y Contratas SA	4,410	384,758
*	Funespana SA	2,789	28,559
	Gamesa Corporacion Tecnologica SA	17,856	712,015
#	Gas Natural SDG SA	30,124	1,606,030
	Gestevision Telecinco SA	10,490	279,372
	Grupo Catalana Occidente SA	17,302	591,302
#	Grupo Empresarial Ence SA	29,446	352,181
#	Grupo Ferrovial SA	10,209	896,363
	Iberdrola SA	28,142	1,560,977
	Iberia Lineas Aereas de Espana SA	117,303	534,229
	Iberpapel Gestion SA	2,175	63,453
	Indra Sistemas SA	27,902	730,281
	Industria de Diseno Textil SA	8,753	513,877
# *	La Seda de Barcelona SA	108,201	360,432
	Lingotes Especiales SA	2,224	20,043
	Mapfre SA	62,775	277,168
*	Mecalux S.A. Issue 2007	243	9,578
	Mecalux SA	2,437	95,828
#	Miquel y Costas & Miquel SA	3,860	131,566
	Natra SA	4,183	61,052
# *	Natraceutical SA	27,598	51,193
# *	NH Hoteles SA	23,378	482,848
*	Nicolas Correa SA	4,684	45,880
	Obrascon Huarte Lain SA	5,167	203,870
	Papeles y Cartones de Europa SA	17,563	249,555
	Pescanova SA	1,890	91,395
	Prim SA	1,600	37,460
	Promotora de Informaciones SA	25,021	536,560
	Prosegur Cia de Seguridad SA	6,494	231,394
	Red Electrica de Espana SA	17,496	788,012
	Repsol YPF SA	1,793	64,610
	Repsol YPF SA Sponsored ADR	94,000	3,380,240
#	Sacyr Vallehermoso SA	4,288	169,908
#	Service Point Solutions SA	28,039	133,534
	Sociedad General de Aguas de Barcelona SA Class A	14,117	513,808
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	14,108	79,130
*	Sogecable SA	5,419	205,466
	Sol Melia SA	13,839	273,547

#	SOS Cuetara SA	21,945	$438,214
*	Tavex Algodonera SA	7,016	26,313
*	Tecnocom, Telecomunicaciones y Energia, S.A. Issue 2007	457	3,954
*	Tecnom,Telecomunicaciones y Energia, S.A.	4,578	39,539
	Telefonica SA	5,983	148,784
	Telefonica SA Sponsored ADR	42,200	3,151,496
#	Tubacex SA	29,449	252,724
	Tubos Reunidos SA	7,744	214,785
	Union Fenosa SA	6,833	373,934
	Unipapel SA	3,553	121,584
	Uralita SA	30,446	273,437
*	Urbanizaciones y Transportes SA	8,757	21,410
*	Vertice Trescientos Sesenta Grados S.A.	17,525	3,581
	Vidrala SA	3,642	134,855
	Viscofan SA	16,315	391,859
#	Zardoya Otis SA	12,024	379,129
# *	Zeltia SA, Madrid	22,716	226,672
TOTAL COMMON STOCKS			66,454,590

RIGHTS/WARRANTS — (0.0%)
*	Avanzit SA Rights 09/13/07	17,525	5,968

TOTAL — SPAIN			66,460,558

SWEDEN — (2.6%)
COMMON STOCKS — (2.6%)
*	Acando AB	16,000	33,438
*	Active Biotech AB	7,800	72,504
	Addtech AB Series B	1,400	34,839
	Alfa Laval AB	10,825	653,711
	Angpanneforeningen AB Series B	5,500	130,786
*	Anoto Group AB	29,000	46,399
	Assa Abloy AB Series B	74,539	1,548,764
	Atlas Copco AB Series A	52,500	876,939
	Atlas Copco AB Series B	26,600	422,903
	Axfood AB	4,950	177,107
	Axis AB	4,350	94,149
#	B&B Tools AB	3,200	106,807
#	Ballingslov International AB	1,800	62,775
	Beijer Alma AB	6,700	96,395
	Bergs Timber AB Series B	4,200	38,442
	Bilia AB Series A	9,300	163,408
	Billerud AB	13,100	182,901
*	Biotage AB	16,000	27,853
	Boliden AB	102,379	2,158,095
	Boss Media AB	20,500	37,725
#	Cantena AB	500	8,251
	Cardo AB	7,000	250,902
	Castellum AB	3,600	44,783
*	Cision AB	14,600	51,559
#	Clas Ohlson AB Series B	6,550	159,137

	Cloetta AB Series B	2,050	$67,494
	Concordia Maritime AB Series B	3,500	20,998
#	D. Carnegie & Co. AB	10,900	177,098
	Electrolux AB Series B	68,988	1,552,044
	Elekta AB Series B	6,400	98,023
*	Enea Data AB Series B	55,000	24,811
	Eniro AB	67,447	820,150
	Expanda AB	2,400	25,818
	Fabege AB	13,000	146,628
	Fagerhult AB	700	15,598
	G & L Beijer AB Series B	1,600	50,301
	Getinge AB	19,200	420,680
	Geveko AB	1,000	26,432
	Gunnebo AB	11,600	132,839
	Haldex AB	10,200	237,572
	Hennes & Mauritz AB Series B	11,975	677,010
	Hiq International AB	5,000	28,833
	Hoganas AB Series B	9,000	257,848
	Holmen AB Series B	20,335	779,569
*	Husqvarna AB Series A	13,310	168,920
	Husqvarna AB Series B	55,700	713,676
*	IBS AB Series B	11,000	27,135
*	Industrial & Financial Systems AB Series B	34,000	36,862
	Intrum Justitia AB	17,800	228,617
	JM AB	27,094	718,781
	Klovern AB	9,100	35,387
	Kungsleden AB	12,300	151,556
#	Lagercrantz Group AB Series B	6,000	31,215
*	LBI International AB	14,600	100,836
	Lennart Wallenstam Byggnads AB Class B	3,300	72,216
#	Lindex AB	8,200	123,849
# *	Lundin Petroleum AB	95,632	924,615
	Meda AB Series A	22,200	329,950
*	Medivir Series B	5,800	49,920
*	Metro International SA SDR Series A	1,610	1,506
*	Metro International SA SDR Series B	3,220	3,090
# *	Micronic Laser Systems AB	1,900	11,749
	Modern Times Group AB Series B	5,875	337,880
	Munters AB	12,950	183,236
	NCC AB Series B	21,500	569,202
	Nefab AB	2,300	31,897
*	Net Insight AB Series B	50,000	35,714
	New Wave Group AB Series B	17,600	181,166
	NIBE Industrier AB	9,500	136,947
	Nobia AB	29,900	333,585
	Nolato AB Series B	3,000	26,537
	Nordea Bank AB	267,589	4,088,255
	OEM International AB Series B	3,000	22,627
	OMX AB	14,400	498,485
	Orc Software AB	1,800	41,646
	Partnertech AB	1,500	17,655
	PEAB AB Series B	13,200	399,915

*	Proffice AB	13,600	$37,630
#	Q-Med AB	8,300	115,148
*	RaySearch Laboratories AB	1,000	32,726
*	Readsoft AB Series B	7,000	18,934
	Rederi AB Transatlantic Series B	6,000	40,942
	rnb Retail and Brands AB	19,000	201,205
	Rorvik Timber AB	4,300	48,153
	Sandvik AB	51,800	1,058,648
	Scania AB Series A	6,000	146,249
	Scania AB Series B	26,400	616,022
	Securitas AB Series B	75,600	999,927
*	Securitas Direct AB Series B	11,000	31,143
	Securitas Systems AB Series B	11,000	38,725
*	Semcon AB	600	5,616
	Skandinaviska Enskilda Banken AB (SEB) Series A	95,000	2,878,428
	Skanditek Industrifoervaltnings AB	9,000	50,162
	Skanska AB Series B	129,107	2,624,880
	SKF AB Series A	5,200	106,350
	SKF AB Series B	64,900	1,329,764
	Skistar AB	6,000	99,556
#	SSAB Svenskt Stal AB Series A	30,000	1,024,883
	SSAB Svenskt Stal AB Series B	14,600	460,547
	Studsvik AB	1,000	28,300
	Svenska Cellulosa AB Series B	103,220	1,794,884
	Svenska Handelsbanken AB Series A	136,900	3,815,601
*	SWECO AB Series B	7,985	78,570
*	Swedbank AB Series A	69,573	2,285,492
	Swedish Match AB (Frueher Svenska Taendsticks AB)	30,400	589,330
	Tele2 AB Series B	119,444	2,188,120
# *	Teleca AB Series B	13,800	31,737
	Telefonaktiebolaget LM Erricson Sponsored ADR	146,339	5,445,274
*	Telelogic AB	55,000	164,486
	TeliaSonera AB	432,842	3,383,211
	Trelleborg AB Series B	21,800	526,844
*	Vitrolife AB	6,000	32,495
	Volvo AB Series A	43,918	763,102
	Volvo AB Series B	66,700	1,156,733
	Volvo AB Sponsored ADR	71,500	1,236,950
*	Wedins Skor & Accessoarer AB	30,000	35,199

TOTAL — SWEDEN			59,196,911

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
#	A. Hiestad Holding AG	122	227,544
	ABB, Ltd.	88,259	2,179,406
	ABB, Ltd. Sponsored ADR	51,400	1,267,524
*	Actelion, Ltd.	12,457	692,062
	Adecco SA	44,321	2,896,303
	Adecco SA ADR	12,700	206,929
*	Advanced Digital Broadcast Holdings SA	454	18,323
	AFG Arbonia-Forster Holding AG	472	197,174

	Allreal Holding AG	1,852	$211,589
	Also Holding AG	635	36,122
*	Ascom Holding AG	5,114	56,054
	Bachem AG	1,294	105,307
	Baloise-Holding AG	14,982	1,376,527
	Bank Coop AG	1,116	72,430
	Bank Sarasin & Cie Series B	201	816,410
	Banque Cantonale de Geneve	421	101,201
	Banque Cantonale Vaudoise (BCV)	1,417	669,968
	Banque Privee Edmond de Rothschild SA	8	259,083
	Barry Callebaut AG	842	608,408
*	Basilea Pharmaceutica AG	1,029	224,497
	Belimo Holdings AG	136	139,233
	Bellevue Group AG	2,373	168,866
	Berner Kantonalbank	955	168,482
	BKW FMB Energie AG	4,204	412,644
	Bobst Group AG	3,950	272,890
	Bossard Holding AG	422	31,614
	Bucher Industries AG	3,043	514,495
*	Card Guard AG	3,538	18,870
	Carlo Gavazzi Holding AG	209	53,661
	Charles Voegele Holding AG	2,225	207,800
	Ciba Specialty Chemicals AG	3,487	191,126
	Ciba Specialty Chemicals AG Sponsored ADR	32,000	875,280
*	Cicor Technologies	371	26,137
	Clariant AG	72,486	968,259
	Compagnie Financiere Richemont AG Series A	109,507	6,796,325
	Conzzeta Holdings AG	60	124,430
	Credit Suisse Group	19,180	1,258,749
	Credit Suisse Group Sponsered ADR	182,615	11,986,849
*	Cytos Biotechnology AG	404	34,051
	Daetwyler Holding AG	2,200	154,585
	Dottikon ES Holding AG	89	18,994
*	Dufry Group	1,383	137,530
*	Efg International	18,804	834,469
	Eichhof Holding AG	34	59,075
	Emmi AG	576	74,969
	Ems-Chemie Holding AG	4,224	563,194
	Energiedienst Holding AG	500	268,939
	Feintol International Holding AG	127	45,809
	Flughafen Zuerich AG	1,786	660,963
	Forbo Holding AG	790	459,120
	Galenica Holding AG	953	355,932
	Geberit AG	3,130	462,142
	George Fisher AG	1,835	1,389,440
	Givaudan SA	2,938	2,657,867
	Gurit Holding AG	150	169,188
	Helvetia Holding AG	1,906	669,148
	Holcim, Ltd.	57,185	6,200,714
	Implenia AG	1,760	52,811
	Industrieholding Cham AG	90	34,723
	Interroll-Holding SA	144	66,772

	Intershop Holding AG	192	$49,343
	Jemoli Holdings AG	198	588,877
	Julius Baer Holdings, Ltd. AG	47,323	3,145,948
*	Kaba Holding AG	206	57,607
*	Kardex AG	629	30,721
	Komax Holding AG	723	109,803
	Kudelski SA	6,423	200,976
	Kuehne & Nagel International AG	6,798	637,789
	Kuoni Reisen Holding AG	1,179	595,842
	Lem Holdings SA	157	45,999
	Lindt & Spruengli AG	15	477,488
*	Logitech International SA	20,327	550,650
	Lonza Group AG	20,495	2,012,531
	Luzerner Kantonalbank	961	216,190
	Medisize Holding AG	270	19,037
# *	Micronas Semiconductor Holding AG	2,227	30,513
*	Mikron Holding AG	4,509	52,830
	Mobilezone Holding AG	6,928	43,026
	Nestle SA	38,361	16,719,284
	Nobel Biocare Holding AG	2,025	552,695
	Novartis AG	879	46,336
	Novartis AG ADR	145,702	7,671,210
# *	Oerlikon Corp.	983	317,902
	Orell Fuessli Holding AG	367	58,556
*	Panalpina Welttransport Holding AG	2,730	486,655
	Phoenix Mecano AG	162	70,674
	Phonak Holding AG	6,581	583,580
*	Precious Woods Holding AG	623	64,779
	PSP Swiss Property AG	3,701	199,977
	PubliGroupe SA	282	97,898
	Rieters Holdings AG	859	458,390
	Roche Holding AG Bearer	2,180	426,018
	Roche Holding AG Genusschein	34,608	6,028,538
	Romande Energie Holding SA	201	283,688
*	Schaffner Holding AG	141	28,120
	Schindler Holding AG	5,183	324,725
	Schulthess Group AG	1,050	129,655
	Schweiter Technology AG	233	76,423
	Schweizerhall Holding AG	531	86,210
	Schweizerische National Versicherungs Gesellschaft	219	174,239
	SEZ Holding AG	2,250	52,334
	SGS SA	547	655,570
	SIA Abrasives Holding AG	214	82,386
	Siegfried Holding AG	1,010	161,397
	Sika AG	511	1,032,983
	Societe Generale d’Affichage	652	148,390
	St. Galler Kantonalbank	727	307,792
	Straumann Holding AG	1,080	296,765
	Sulzer AG	1,090	1,448,518
	Swatch Group AG	4,796	1,440,625
	Swiss Life Holding	8,000	1,904,340
	Swiss Prime Site AG	1,550	86,093

	Swiss Re	95,018	$8,016,867
	Swisscom AG	284	99,936
	Swisscom AG Sponsored ADR	5,100	178,755
*	Swisslog Holding AG	68,659	106,015
	Swissquote Group Holding SA	2,141	110,516
	Syngenta AG ADR	97,211	3,647,357
	Tamedia AG	1,352	187,073
	Tecan Group AG	2,889	174,191
# *	Temenos Group AG	8,291	196,818
	The Swatch Group AG	7,829	441,187
*	Tornos SA	4,020	74,789
	UBS AG	117,342	6,144,022
	UBS AG ADR	21,800	1,138,832
*	UMS Schweizerische Metallwerke Holding AG	1,516	30,054
*	Unilabs SA	832	39,518
	Valartis Group AG	401	29,525
	Valiant Holding AG	5,453	794,611
	Valora Holding AG	638	121,657
	Vaudoise Assurances Holdings SA	220	35,100
# *	Von Roll Holding AG	18,963	147,642
	Vontobel Holdings AG	9,487	464,256
	Walliser Kantonalbank	73	29,890
	WMH Walter Meier Holding AG	589	103,705
	Zehnder Holding AG	92	195,432
	Zuger Kantonalbank	20	57,231
	Zurich Financial SVCS AG	38,041	10,925,390
TOTAL COMMON STOCKS			136,667,290

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	832	1,170

TOTAL — SWITZERLAND			136,668,460

UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.5%)
	Abacus Group P.L.C.	16,350	27,913
	Abbot Group P.L.C.	73,683	429,800
	Aberdeen Asset Management P.L.C.	181,408	654,388
	Acal P.L.C.	6,247	39,417
*	Acambis P.L.C.	23,493	53,756
	Admiral Group P.L.C.	19,280	329,182
*	AEA Technology P.L.C.	27,704	67,549
	Aegis Group P.L.C.	100,388	267,911
	Aga Foodservice Group P.L.C.	44,789	386,642
	Aggreko P.L.C.	40,872	443,841
	Alba P.L.C.	6,399	21,414
	Alexandra P.L.C.	9,456	23,948
	Alexon Group P.L.C.	6,447	29,852
*	Alizyme P.L.C.	11,276	19,838
	Alliance & Leicester P.L.C.	76,823	1,636,060
*	Alphameric P.L.C.	15,132	9,627

	Alumasc Group P.L.C.	8,807	$39,855
	Amec P.L.C.	78,147	1,033,823
	Amlin P.L.C.	203,960	1,259,217
	Amstrad P.L.C.	8,626	26,133
	Amvesco P.L.C. Sponsored ADR	87,600	2,162,844
	Anglo American P.L.C.	137,911	7,917,518
	Anglo Pacific Group P.L.C.	35,779	115,579
	Anglo-Eastern Plantations P.L.C.	5,528	43,531
	Anite Group P.L.C.	87,747	141,860
*	Antisoma P.L.C.	99,815	62,520
	Antofagasta P.L.C.	36,286	522,154
*	ARC International P.L.C.	46,290	41,683
	Arena Leisure P.L.C.	52,926	64,415
*	Ark Theraputics Group P.L.C.	41,890	95,242
	ARM Holdings P.L.C.	12,223	36,446
	ARM Holdings P.L.C. Sponsored ADR	116,400	1,038,288
	Arriva P.L.C.	76,863	1,177,884
	Ashtead Group P.L.C.	167,455	435,573
	Associated British Foods P.L.C.	118,034	2,061,750
	AstraZeneca P.L.C. Sponsored ADR	25,600	1,259,520
	Atkins (WS) P.L.C.	24,932	539,043
	Atrium Underwriting P.L.C.	15,063	110,233
*	Autonomy Corp. P.L.C.	37,691	707,568
	Aveva Group P.L.C.	10,654	200,049
*	Avis Europe P.L.C.	78,921	76,796
	Aviva P.L.C.	260,311	3,729,038
	Avon Rubber P.L.C.	8,371	24,792
*	Axis-Shield P.L.C.	4,466	24,975
	Axon Group P.L.C.	6,761	101,301
	Babcock International Group P.L.C.	32,635	360,940
	BAE Systems P.L.C.	258,472	2,419,495
	Balfour Beatty P.L.C.	68,680	659,777
	Barclays P.L.C.	35,698	442,499
	Barclays P.L.C. Sponsered ADR	168,000	8,332,800
	Barr (A.G.) P.L.C.	4,049	97,252
	Barratt Developments P.L.C.	80,835	1,518,009
	BBA Aviation P.L.C.	95,003	463,693
	Beazley Group P.L.C.	126,348	454,949
	Bellway P.L.C.	31,335	805,072
	Benfield Group, Ltd. P.L.C.	43,946	272,218
	Bespak P.L.C.	4,034	51,760
	BG Group P.L.C.	866	13,859
	BG Group P.L.C. Sponsored ADR	27,600	2,201,928
	BHP Billiton P.L.C.	15,780	462,744
	BHP Billiton P.L.C. ADR	78,900	4,619,595
	Biffa P.L.C.	7,589	38,701
*	Biocompatibles International P.L.C.	5,510	19,242
#	Blacks Leisure Group P.L.C.	3,388	21,369
*	Blinkx P.L.C.	37,691	29,258
	Bloomsbury Publishing P.L.C.	9,538	31,537
	Bodycote International P.L.C.	120,454	647,315
	Boot (Henry) P.L.C.	20,003	98,118

	Bovis Homes Group P.L.C.	35,383	$550,487
	BP P.L.C.	81,196	912,473
	BP P.L.C. Sponsored ADR	308,700	20,794,032
	BPP Holdings P.L.C.	3,828	41,963
	Bradford & Bingley P.L.C.	259,051	1,991,345
	Braemar Seascope Group P.L.C.	7,299	55,400
*	Brambles, Ltd.	11,454	128,471
	Brammer P.L.C.	8,123	51,611
	Brewin Dolphin Holdings P.L.C.	58,109	237,319
	Brit Insurance Holdings P.L.C.	115,424	825,058
*	British Airways P.L.C.	22,545	193,600
*	British Airways P.L.C. Sponsored ADR	6,100	522,001
	British American Tobacco P.L.C.	5,648	187,385
	British American Tobacco P.L.C. Sponsored ADR	16,800	1,117,200
	British Energy Group P.L.C.	70,490	661,259
	British Land Co. P.L.C.	20,715	541,905
	British Polythene Industries P.L.C.	10,610	81,999
	British Sky Broadcasting Group P.L.C.	20,913	285,525
	British Sky Broadcasting Group P.L.C. Sponsored ADR	10,900	598,083
*	Britvic P.L.C.	29,131	195,545
	Brixton P.L.C.	27,309	218,493
	Brown (N) Group P.L.C.	48,907	277,516
	BSS Group P.L.C.	37,267	372,011
	BT Group P.L.C. Sponsored ADR	21,000	1,338,960
*	BTG P.L.C.	14,451	26,642
	Bunzl P.L.C.	46,837	653,256
	Burberry Group P.L.C.	50,723	626,839
	Burren Energy P.L.C.	31,055	508,803
	Business Post Group P.L.C.	5,644	51,361
	Cable and Wireless P.L.C.	462,965	1,601,701
	Cadbury Schweppes P.L.C.	6,974	82,566
	Cadbury Schweppes P.L.C. Sponsored ADR	41,400	1,955,322
*	Cairn Energy P.L.C.	14,935	542,280
	Capita Group P.L.C.	34,539	524,002
	Capital & Regional P.L.C.	18,710	355,009
	Carclo P.L.C.	21,066	50,821
	Care U.K. P.L.C.	8,387	110,000
	Carillion P.L.C.	101,664	826,475
	Carnival P.L.C.	34,845	1,548,426
	Carpetright P.L.C.	3,979	96,058
#	Carphone Warehouse Group P.L.C.	80,349	555,972
	Carr’s Milling Industries P.L.C.	2,672	28,257
	Carter & Carter Group P.L.C.	3,084	7,507
	Castings P.L.C.	5,760	34,185
	Catlin Group, Ltd.	8,692	85,386
	Centaur Media P.L.C.	44,800	117,170
	Centrica P.L.C.	221,804	1,728,707
	Charles Taylor Consulting P.L.C.	7,751	59,729
*	Charter P.L.C.	26,540	598,715
	Chemring Group P.L.C.	5,957	241,643
	Chime Communications P.L.C.	35,619	36,161
	Chloride Group P.L.C.	27,874	88,329

	Chrysalis Group P.L.C.	11,808	$30,683
	Clarke (T.) P.L.C.	11,227	44,229
	Clarkson P.L.C.	1,797	34,860
	Clinton Cards P.L.C.	51,464	64,709
	Close Brothers Group P.L.C.	39,644	619,003
*	CLS Holdings P.L.C.	3,021	33,740
	Cobham P.L.C.	206,998	841,236
	Collins Stewart P.L.C.	33,896	125,858
*	Colt Telecom Group P.L.C.	18,686	59,128
	Communisis P.L.C.	17,096	24,137
	Compass Group P.L.C.	352,233	2,314,761
	Computacenter P.L.C.	23,118	84,068
	Cookson Group P.L.C.	69,928	1,086,100
	Corin Group P.L.C.	3,868	49,402
*	Corporate Services Group P.L.C.	237,219	26,381
*	Costain Group P.L.C.	39,984	33,579
	Cranswick P.L.C.	17,609	279,746
	Creston P.L.C.	18,283	50,798
	Croda International P.L.C.	15,242	203,493
*	CSR P.L.C.	38,654	507,765
	Daejan Holdings P.L.C.	1,617	114,705
	Daily Mail & General Trust P.L.C. Series A	27,666	379,404
	Dairy Crest Group P.L.C.	45,311	660,598
*	Dana Petroleum P.L.C.	31,078	607,105
	Davis Service Group P.L.C.	61,984	740,075
	Dawson Holdings P.L.C.	29,101	65,401
	De La Rue P.L.C.	23,539	354,382
	Dechra Pharmaceuticals P.L.C.	5,336	36,670
	Delta P.L.C.	40,609	98,765
	Derwent London P.L.C.	8,709	316,062
	Detica Group P.L.C.	12,630	80,286
	Development Securities P.L.C.	12,812	155,306
	Devro P.L.C.	25,742	45,667
	Diageo P.L.C. Sponsored ADR	17,000	1,452,140
	Dicom Group P.L.C.	13,747	47,409
	Dignity P.L.C.	8,327	115,058
	Diploma P.L.C.	9,813	182,612
	Domestic & General Group P.L.C.	7,917	191,081
	Domino Printing Sciences P.L.C.	28,607	182,711
*	Drax Group P.L.C.	66,222	890,497
	DS Smith P.L.C.	155,890	715,401
	DSG International P.L.C.	817,339	2,564,498
	DTZ Holdings P.L.C.	3,558	38,877
	Dyson Group P.L.C.	3,999	19,833
	E2V Technologies P.L.C.	11,430	70,337
*	easyJet P.L.C.	112,589	1,316,349
	Electrocomponents P.L.C.	135,777	697,834
	Elementis P.L.C.	113,391	221,033
	EMAP P.L.C.	25,140	460,566
*	Emerald Energy P.L.C.	8,417	34,028
	EMI Group P.L.C.	51,721	279,154
	Ennstone P.L.C.	131,181	112,707

	Enodis P.L.C.	101,928	$376,232
	Enterprise Inns P.L.C.	201,851	2,631,228
*	Entertainment Rights P.L.C.	75,572	45,086
	Erinaceous Group P.L.C.	16,996	42,922
	Euromoney Institutional Investor P.L.C.	25,384	277,437
	Evolution Group P.L.C.	44,357	114,222
	Experian Group, Ltd.	53,109	561,629
	Expro International Group P.L.C.	34,343	701,712
	F&C Asset Management P.L.C.	168,887	665,598
	Fenner P.L.C.	46,488	222,340
	Fiberweb P.L.C.	12,365	33,082
	Fidessa Group P.L.C.	1,632	33,756
	Filtrona P.L.C.	73,654	356,490
	Filtronic P.L.C.	14,014	45,286
	Findel P.L.C.	9,483	137,362
	First Choice Holidays P.L.C.	94,696	567,409
	Firstgroup P.L.C.	57,911	764,615
	Fisher (James) & Sons P.L.C.	7,518	103,175
	FKI P.L.C.	177,118	378,507
	Forth Ports P.L.C.	9,907	358,955
*	Fortune Oil P.L.C.	97,801	11,950
*	Foseco P.L.C.	26,171	113,647
	French Connection Group P.L.C.	16,801	65,052
	Friends Provident P.L.C.	238,650	863,338
	Fuller Smith &Turner P.L.C.	9,160	124,983
	Future P.L.C.	95,883	89,201
*	Galiform P.L.C.	151,658	398,561
	Galliford Try P.L.C.	80,236	236,778
	Game Group P.L.C.	106,725	411,901
	Games Workshop Group P.L.C.	7,668	50,911
	GCAP Media P.L.C.	65,369	298,582
	GKN P.L.C.	269,254	2,004,795
	GlaxoSmithKline P.L.C. Sponsored ADR	73,200	3,822,504
	Gleeson (M.J.) Group P.L.C.	16,223	122,758
	Go-Ahead Group P.L.C.	7,587	421,401
	Grainger Trust P.L.C.	9,661	101,927
	Great Portland Estates P.L.C.	11,932	156,081
	Greene King P.L.C.	46,032	934,292
	Greggs P.L.C.	2,539	271,851
*	Gresham Computing P.L.C.	10,000	25,291
	Group 4 Securicor P.L.C.	414,853	1,665,520
	Guiness Peat Group P.L.C.	42,942	60,119
*	Gyrus Group P.L.C.	48,394	435,209
	Halfords Group P.L.C.	61,225	501,953
	Halma P.L.C.	112,520	494,437
	Hammerson P.L.C.	27,504	738,950
*	Hampson Industries P.L.C.	28,012	97,373
	Hardy Underwriting Group P.L.C.	11,789	77,416
	Harvey Nash Group P.L.C.	28,747	41,594
	Havelock Europa P.L.C.	13,179	36,992
	Hays P.L.C.	136,726	440,341
	HBOS P.L.C.	390,558	6,942,490

	Headlam Group P.L.C.	26,119	$305,326
	Helical Bar P.L.C.	26,771	249,075
	Helphire Group P.L.C.	34,823	266,592
	Henderson Group P.L.C.	326,932	1,005,629
*	Heywood Williams Group P.L.C.	30,224	53,751
	Highway Insurance Holdings P.L.C.	32,391	46,803
*	Hikma Pharmaceuticals P.L.C.	35,942	299,377
	Hill & Smith Holdings P.L.C.	13,919	105,924
	Hiscox, Ltd.	74,310	405,817
	HMV Group P.L.C.	99,444	248,236
	Holidaybreak P.L.C.	7,144	119,745
	Home Retail Group	254,151	2,129,132
	Homeserve P.L.C.	7,763	268,636
	Hornby P.L.C.	7,091	36,894
	HSBC Holdings P.L.C.	29,126	526,651
	HSBC Holdings P.L.C. Sponsered ADR	305,647	27,602,981
	Hunting P.L.C.	18,672	274,397
	Huntsworth P.L.C.	57,182	113,022
	Hyder Consulting P.L.C.	3,979	38,968
	Iberdrola S.A.	17,917	999,222
	ICAP P.L.C.	106,902	1,056,506
	IG Group Holdings P.L.C.	49,120	311,367
*	Imagination Technologies Group P.L.C.	33,554	89,641
	IMI P.L.C.	105,223	1,202,462
	Imperial Chemical Industries P.L.C.	10,976	140,249
	Imperial Chemical Industries P.L.C. Sponsored ADR	12,100	618,949
	Imperial Tobacco Group P.L.C.	4,964	224,628
	Imperial Tobacco Group P.L.C. ADR	17,100	1,547,550
	Inchcape P.L.C.	63,601	608,239
	Informa P.L.C.	176,010	2,036,913
	Inmarsat P.L.C.	63,789	525,479
*	Innovation Group P.L.C.	178,483	115,440
*	Instore P.L.C.	12,812	2,971
*	Intec Telecom Systems P.L.C.	35,353	38,038
	Intercontinental Hotels Group P.L.C. (45857P301)	18,579	391,274
	Intercontinental Hotels Group P.L.C. (B1WQCS4)	7,196	150,908
	Intermediate Capital Group P.L.C.	3,438	103,432
	International Power P.L.C.	246,457	2,014,365
	International Power P.L.C. ADR	11,800	962,766
	Interserve P.L.C.	29,173	273,480
	Intertek Group P.L.C.	25,040	497,582
*	Invensys P.L.C.	128,273	888,107
	Invesco P.L.C.	7,491	91,433
*	Investec P.L.C.	4,094	44,818
*	iSOFT Group P.L.C.	4,527	6,266
	ITE Group P.L.C.	38,841	132,710
	ITV P.L.C.	873,170	1,937,452
	Jardine Lloyd Thompson Group P.L.C.	16,811	129,431
	Jessops P.L.C.	24,970	6,558
	JJB Sports P.L.C.	73,871	313,615
	JKX Oil and Gas P.L.C.	27,713	217,527
	John David Group P.L.C.	4,444	35,030

	Johnson Matthey P.L.C.	56,052	$1,819,175
	Johnson Service Group P.L.C.	10,792	64,651
	Johnston Press P.L.C.	109,898	856,955
*	Kazakhmys P.L.C.	37,041	951,984
	Kelda Group P.L.C.	71,933	1,268,051
	Keller Group P.L.C.	19,623	438,916
	Kesa Electricals P.L.C.	57,338	358,962
	Kier Group P.L.C.	3,256	126,612
	Kiln, Ltd.	86,230	203,904
	Kingfisher P.L.C.	537,242	2,264,733
	Kingston Communications P.L.C.	157,592	226,843
	Ladbrokes P.L.C.	104,383	919,801
	Laird Group P.L.C.	55,469	650,068
	Land of Leather Holdings P.L.C.	11,260	54,022
	Land Securities Group P.L.C.	16,510	604,967
	Laura Ashley Holdings P.L.C.	143,535	72,715
	Lavendon Group P.L.C.	9,340	124,451
	Legal and General Group P.L.C.	1,189,150	3,488,201
	Liberty International P.L.C.	17,237	417,938
	Liontrust Asset Management P.L.C.	4,633	37,354
	Lloyds TSB Group P.L.C.	53,435	588,159
	Lloyds TSB Group P.L.C. Sponsored ADR	124,100	5,495,148
	LogicaCMG P.L.C.	589,684	1,946,252
	London Scottish Bank P.L.C.	18,454	33,985
	London Stock Exchange Group P.L.C.	24,199	667,967
	Lonmin P.L.C.	8,251	519,753
	Lookers P.L.C.	42,703	140,498
	Low & Bonar P.L.C.	17,518	48,454
	Luminar P.L.C.	27,092	387,948
	Man Group P.L.C.	104,372	1,043,108
	Management Consulting Group P.L.C.	89,781	90,290
	Manganese Bronze Holdings P.L.C.	3,904	67,382
	Marks & Spencer Group P.L.C.	90,330	1,141,796
	Marshalls P.L.C.	44,090	283,827
	Marston’s P.L.C.	86,019	648,755
*	Marylebone Warwick Balfour Group P.L.C.	11,236	66,631
	McAlpine (Alfred) P.L.C.	20,895	201,197
	McBride P.L.C.	43,865	169,826
	McKay Securities P.L.C.	2,290	16,479
	Meggitt P.L.C.	193,985	1,249,491
	Melrose Resources P.L.C.	21,590	139,746
	Menzies (John) P.L.C.	5,585	64,029
	Metalrax Group P.L.C.	22,274	29,805
	Mice Group P.L.C.	47,374	5,731
	Michael Page International P.L.C.	49,994	485,093
	Micro Focus International P.L.C.	22,190	130,562
	Millennium and Copthorne Hotels P.L.C.	87,072	946,512
*	Minerva P.L.C.	38,578	217,064
	Misys P.L.C.	126,875	592,831
	Mitchells & Butlers P.L.C.	136,436	1,965,500
	Mitie Group P.L.C.	92,501	485,531
	Mondi P.L.C.	24,263	239,465

*	Monitise P.L.C.	15,787	$4,297
	Morgan Crucible Company P.L.C.	67,740	422,300
	Morgan Sindall P.L.C.	7,382	262,885
	Morse P.L.C.	15,787	30,287
	Mothercare P.L.C.	24,962	199,870
	Mouchel Parkman P.L.C.	17,781	147,955
	MTL Instruments Group P.L.C.	3,504	38,308
	Mucklow (A & J) Group P.L.C.	3,971	27,649
	National Express Group P.L.C.	31,538	800,883
	National Grid P.L.C.	12,791	191,692
	National Grid P.L.C. Sponsored ADR	14,800	1,112,220
*	nCipher P.L.C.	6,060	26,018
	Nestor Healthcare Group P.L.C.	19,613	53,278
	Next P.L.C.	11,554	451,603
*	Nord Anglia Education P.L.C.	8,148	51,140
	Northern Foods P.L.C.	93,761	194,342
	Northern Rock P.L.C.	42,509	632,755
	Northgate Information Solutions P.L.C.	145,159	213,003
	Northgate P.L.C.	28,225	636,919
	Northumbrian Water Group P.L.C.	94,160	658,895
*	Novae Group PLC	216,997	159,890
	NSB Retail Systems P.L.C.	135,526	72,566
	Old Mutual P.L.C.	978,223	3,159,019
	OPD Group P.L.C.	5,158	39,297
*	Oxford Biomedica P.L.C.	45,413	39,035
	Oxford Instruments P.L.C.	10,872	50,857
*	Pace Micro Technology P.L.C.	34,362	70,678
*	Paypoint P.L.C.	9,427	114,515
	Pearson P.L.C.	16,449	247,296
	Pearson P.L.C. Sponsored ADR	167,700	2,503,761
	Pendragon P.L.C.	178,706	274,196
	Pennon Group P.L.C.	70,820	862,634
	Persimmon P.L.C.	46,706	1,093,661
	Phoenix IT Group, Ltd.	5,850	50,137
	Photo-Me International P.L.C.	11,337	14,831
	Pinewood Shep P.L.C.	14,810	76,892
*	Pinnacle Staffing Group P.L.C.	15,255	1,802
	Premier Farnell P.L.C.	91,981	338,467
	Premier Foods P.L.C.	69,120	337,222
*	Premier Oil P.L.C.	18,840	386,774
*	Protherics P.L.C.	27,920	28,625
	Prudential P.L.C.	56,341	801,510
	Prudential P.L.C. ADR	71,069	2,030,441
	Psion P.L.C.	23,515	57,586
	Punch Taverns, Ltd.	92,234	2,051,118
	PZ Cussons P.L.C.	99,264	339,416
*	QXL Ricardo P.L.C.	3,442	78,676
	R.E.A. Holdings P.L.C.	3,989	41,289
	Rank Group P.L.C.	30,312	102,523
	Rathbone Brothers P.L.C.	14,941	405,120
	Raymarine P.L.C.	10,990	63,878
	Reckitt Benckiser P.L.C.	15,252	831,668

	Redrow P.L.C.	40,888	$425,879
	Reed Elsevier P.L.C.	8,601	103,972
	Reed Elsevier P.L.C. Sponsored ADR	15,500	748,650
*	Regent Inns P.L.C.	16,761	25,816
	Regus Group P.L.C.	96,975	262,962
	Renishaw P.L.C.	26,547	379,472
*	Renold P.L.C.	19,266	53,437
	Rensburg Sheppards P.L.C.	6,665	108,776
	Rentokil Initial P.L.C.	285,751	1,000,865
	Resolution P.L.C.	132,398	1,653,780
	Restaurant Group P.L.C.	25,649	157,341
	Reuters Group P.L.C.	12,581	162,130
	Reuters Group P.L.C. Sponsored ADR	4,413	344,655
	Rexam P.L.C.	231,652	2,449,393
	Ricardo P.L.C.	7,506	49,926
	Rio Tinto P.L.C.	2,961	204,530
	Rio Tinto P.L.C. Sponsored ADR	5,700	1,566,360
	RM P.L.C.	13,865	54,013
	Robert Walters P.L.C.	13,001	81,868
	Robert Wiseman Dairies P.L.C.	9,458	85,631
	ROK P.L.C.	37,245	168,586
*	Rolls-Royce Group P.L.C.	323,213	3,339,470
	Rotork P.L.C.	9,724	197,973
	Royal & Sun Alliance Insurance Group P.L.C.	619,730	1,772,396
	Royal Bank of Scotland Group P.L.C.	987,603	11,476,108
	Royal Dutch Shell P.L.C. ADR	122,380	9,522,388
	Royal Dutch Shell P.L.C. Series B	111,150	4,334,324
	RPC Group P.L.C.	32,660	194,053
	RPS Group P.L.C.	64,519	500,533
	S & U P.L.C.	2,614	26,505
	SABmiller P.L.C.	172,221	4,737,299
	Sage Group P.L.C.	343,172	1,639,929
	Sainsbury (J.) P.L.C.	219,797	2,460,604
	Salvesen (Christian) P.L.C.	20,498	23,992
	Savills P.L.C.	27,500	273,576
	Schroders P.L.C.	35,852	960,954
	Schroders P.L.C. Non-Voting	19,101	442,456
*	SCi Entertainment Group P.L.C.	24,697	147,764
	Scottish & Newcastle P.L.C.	233,810	2,925,716
	Scottish & Southern Energy P.L.C.	48,309	1,384,277
*	SDL P.L.C.	9,098	72,730
	Segro P.L.C	31,132	344,414
	Senior P.L.C.	106,606	243,820
	Serco Group P.L.C.	76,979	657,834
	Severfield-Rowan P.L.C.	4,514	214,531
	Severn Trent P.L.C.	30,201	833,778
	Shaftesbury P.L.C.	10,457	123,240
	Shanks Group P.L.C.	89,119	426,267
	Shire P.L.C.	2,251	58,975
	Shire P.L.C. ADR	11,800	929,132
	Shore Capital Group P.L.C.	54,257	79,255
	SIG P.L.C.	23,143	599,173

	Signet Group P.L.C.	83,528	$159,824
	Signet Group P.L.C. Sponsored ADR	30,900	593,898
*	SkyePharma P.L.C.	205,737	68,790
*	SkyePharma P.L.C. Sponsored ADR	800	2,663
	SMG P.L.C.	57,704	52,383
	Smith & Nephew P.L.C.	7,085	83,472
	Smith & Nephew P.L.C. Sponsored ADR	11,000	647,790
	Smith News P.L.C.	16,841	49,820
	Smiths Group P.L.C.	82,361	1,642,558
*	Soco International P.L.C.	10,593	426,961
	Sondex P.L.C.	16,345	139,542
	Spectris P.L.C.	36,142	650,512
	Speedy Hire P.L.C.	12,664	302,413
	Spirax-Sarco Engineering P.L.C.	21,749	428,800
*	Spirent Communications P.L.C.	148,286	197,835
*	Spirent Communications P.L.C. Sponsored ADR	25,100	133,153
*	Sportech P.L.C.	259,745	71,986
	Spring Group P.L.C.	46,963	66,853
	SSL International P.L.C.	33,748	300,940
	St. Ives P.L.C.	34,165	150,451
	St. Jame’s Place P.L.C.	24,749	172,752
	St. Modwen Properties P.L.C.	39,652	418,569
	Stagecoach Group P.L.C.	168,949	759,618
	Standard Chartered P.L.C.	141,101	4,366,706
	Stanley (Charles) Group P.L.C.	4,542	30,202
*	Sthree P.L.C.	18,969	132,628
	Tate & Lyle P.L.C.	177,959	2,031,699
	Taylor Nelson Sofres P.L.C.	50,065	232,641
	Taylor Woodrow P.L.C.	299,504	2,105,225
	TDG P.L.C.	26,462	140,198
	Ted Baker P.L.C.	3,510	41,618
	Telecom Plus P.L.C.	23,457	85,783
*	Telent P.L.C.	20,755	204,202
	Tesco P.L.C.	849,341	7,301,906
*	The 600 Group P.L.C.	28,563	27,673
*	Thomas Cook Group P.L.C.	55,220	318,425
	Thorntons P.L.C.	23,004	79,240
*	Thus Group P.L.C.	29,989	90,041
	Tomkins P.L.C.	14,460	69,759
	Tomkins P.L.C. Sponsored ADR	84,400	1,624,700
	Topps Tiles P.L.C.	36,015	166,715
*	Total Produce P.L.C.	9,347	8,522
	Town Centre Securities P.L.C.	9,853	89,171
*	Trafficmaster P.L.C.	25,933	30,888
	Travis Perkins P.L.C.	46,797	1,689,394
	Tribal Group P.L.C.	22,052	64,671
	Trifast P.L.C.	29,862	47,843
	Trinity Mirror P.L.C.	112,659	1,069,365
	TT electronics P.L.C.	35,819	126,361
	Tullett Prebon P.L.C.	33,896	286,913
	Tullow Oil P.L.C.	67,149	693,969
*	U.K. Coal P.L.C.	39,405	415,432

	Ultra Electronics Holdings P.L.C.	11,490	$273,028
	Umeco P.L.C.	6,246	73,692
	Unilever P.L.C.	18,251	576,771
	Unilever P.L.C. Sponsored ADR	79,700	2,508,956
	Uniq P.L.C.	12,866	58,810
	Unite Group P.L.C.	5,289	43,276
	United Business Media P.L.C.	63,205	969,229
	United Utilities P.L.C.	24,703	345,235
	United Utilities P.L.C. Sponsored ADR	14,200	396,410
	UTV P.L.C.	15,075	126,245
*	Vanco P.L.C.	7,281	42,687
	Vedanta Resources P.L.C.	11,940	426,244
	Vega Group P.L.C.	9,905	47,486
	Venture Production P.L.C.	32,467	489,003
*	Vernalis P.L.C.	58,280	54,974
	Victrex P.L.C.	12,101	171,377
	Vislink P.L.C.	17,205	26,628
	Vitec Group P.L.C.	9,203	109,884
	Vodafone Group P.L.C.	819,694	2,648,970
	Vodafone Group P.L.C. Sponsered ADR	620,262	20,096,489
*	Volex Group P.L.C.	13,778	53,009
	Vp P.L.C.	11,576	90,578
	VT Group P.L.C.	29,246	338,765
	Wagon P.L.C.	17,144	17,595
	Warner Estate Holdings P.L.C.	3,238	36,302
	Waterman Group P.L.C.	13,772	45,472
	Weir Group P.L.C.	65,078	1,084,825
	Wetherspoon (J.D.) P.L.C.	20,187	238,780
	WH Smith P.L.C.	56,888	472,619
	Whatman P.L.C.	6,724	30,214
	Whitbread P.L.C.	63,947	2,123,189
	White Young Green P.L.C.	15,616	142,439
	William Hill P.L.C.	41,117	511,710
	William Morrison Supermarkets P.L.C.	434,301	2,516,969
	Wilmington Group P.L.C.	18,239	86,860
	Wincanton P.L.C.	25,790	199,544
*	Wolfson Microelectronics P.L.C.	18,711	95,634
	Wolseley P.L.C.	31,322	658,222
	Wolseley P.L.C. ADR	63,362	1,338,839
	Wood Group (John) P.L.C.	108,924	795,416
	Woolworths Group P.L.C.	381,131	177,229
	Workspace Group P.L.C.	13,603	99,948
	WPP Group P.L.C.	16,973	241,998
	WPP Group P.L.C. Sponsored ADR	50,447	3,593,844
	WSP Group P.L.C.	20,283	289,179
	XAAR P.L.C.	8,526	36,389
	XANSA P.L.C.	53,559	138,483
*	XP Power, Ltd.	1,410	11,457
	Xstrata P.L.C.	62,292	3,664,999
	Yell Group P.L.C.	90,952	829,748
	Yule Catto & Co. P.L.C.	15,067	73,125
	Zetex P.L.C.	18,665	28,345

TOTAL — UNITED KINGDOM			400,533,590

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Mad Catz Interactive, Inc.	10,100	$10,043

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (3.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $91,230,000 FNMA 5.50%, 03/01/37, FNMA 5.058%(r), 01/01/36, valued at $83,374,352) to be repurchased at $82,184,366	$82,137	82,137,000

SECURITIES LENDING COLLATERAL — (9.7%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $432,431,962 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 03/01/17 to 01/01/36; FNMA, rates ranging from 4.570% to 6.020%, maturities ranging from 11/01/33 to 11/01/46; & GNMA 6.500%, 08/15/32, valued at $226,223,106) to be repurchased at $221,820,626	221,787	221,787,358

TOTAL INVESTMENTS - (100.0%) (Cost $2,120,177,623) ##		$2,286,677,770

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value††

BRAZIL — (11.3%)
COMMON STOCKS — (2.1%)
Cia de Saneamento do Parana	58,300	$85,875
Companhia de Concessoes Radoviarias	158,000	2,738,022
Companhia Siderurgica Nacional SA	14,000	794,475
Companhia Siderurgica Nacional SA Sponsored ADR	149,228	8,417,952
Companhia Vale do Rio Doce ADR	164,600	8,119,718
Copesul Companhia Petroquimica do Sul	46,500	881,414
Empresa Brasileira de Aeronautica SA	98,400	1,118,410
Empresa Brasileira de Aeronautica SA ADR	91,925	4,151,333
Eternit SA	159,600	698,758
* IdeiasNet SA	36,000	119,266
Industrias Romi SA	18,000	169,725
Perdigao SA	84,864	1,652,296
Perdigao SA ADR	12,300	464,940
Souza Cruz SA	56,000	1,150,255
Tractebel Energia SA	152,200	1,737,655
Weg SA	169,000	1,792,503
TOTAL COMMON STOCKS		34,092,597

PREFERRED STOCKS — (9.2%)
Acesita SA	12,000	458,716
Ambev Cia de Bebidas das Americas	22,214	1,546,375
Ambev Cia de Bebidas das Americas ADR	22,200	1,553,334
Aracruz Celulose SA Series B	90,000	568,807
Aracruz Celulose SA Sponsored ADR	39,700	2,478,471
Banci Itau Holding Financeira SA	12,900	565,443
Banco Bradesco SA	17,600	439,103
Banco Bradesco SA Sponsored ADR	542,500	13,388,900
Banco Itau Holding Financeira SA ADR	220,900	9,615,777
Brasil Telecom Participacoes SA ADR	24,661	1,762,768
Brasil Telecom SA ADR	29,544	773,757
Braskem SA Preferred A	58,000	535,066
Braskem SA Special Preferred A Sponsored ADR	79,085	1,443,301
Centrais Electricas de Santa Catarina SA	45,450	891,858
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	13,634	438,060
Companhia Brasileira de Petroleo Ipiranga SA	227,000	3,066,004
Companhia de Tecidos Norte de Minas	19,400	119,643
Companhia Energetica de Minas Gerais	3,270	63,000
Companhia Energetica de Minas Gerais SA Sponsored ADR	141,834	2,694,846
Companhia Paranaense de Energia-Copel Series B	34,380	563,012
Companhia Paranaense de Energia-Copel Sponsored ADR	8,100	131,382
Companhia Vale do Rio Doce Series A	118,764	4,939,420
Companhia Vale do Rio Doce Sponsored ADR	244,400	10,203,700
Confab Industrial SA	201,081	671,295
Contax Participacoes SA ADR	46,700	60,243
Distribuidora de Produtos de Petroleo Ipiranga SA	8,500	180,181

Duratex SA	137,800	$3,413,395
Eletropaulo Metropolita SA Preferred A	4,430,000	239,337
Forjas Taurus SA	131,100	741,697
Gerdau SA	22,800	557,798
Gerdau SA Sponsored ADR	324,450	7,799,778
Gol Linhas Aereas Inteligentes SA	65,000	1,424,567
Investimentos Itau SA	1,683,680	10,160,434
Klabin SA	971,000	2,890,235
Lojas Americanas SA	96,000	782,875
Mahle-Metal Leve SA Industria e Comercio	8,666	149,071
Marcopolo SA	127,400	520,769
Metalurgica Gerdau SA	197,450	6,117,730
* Net Servicos de Comunicacao SA	45,223	674,196
Net Servicos de Comunicacao SA Preferred ADR	58,704	885,843
* Paranapanema SA	11,900	212,283
Randon Implementos e Participacoes SA	68,000	575,331
Refinaria de Petroleo Ipiranga SA	10,000	257,900
Sadia SA	330,000	1,661,774
Sadia SA ADR	32,900	1,636,775
Sao Paulo Alpargatas SA	21,000	1,733,945
Saraiva Livreiros Editores	16,700	280,036
Suzano Papel e Celullose SA	199,105	2,738,962
Suzano Petroquimica SA	190,963	924,642
Tele Norte Leste Participacoes SA	27,000	595,872
Tele Norte Leste Participacoes SA ADR	141,900	3,134,571
Telecomunicacoes de Sao Paulo SA	31,600	1,032,396
Telemar Norte Leste SA	61,000	2,083,079
Telemig Celular Participacoes SA	3,498	103,032
Telemig Celular Participacoes SA ADR	1,563	91,670
Telesp - Telecomunicacoes de San Paulo SA ADR	54,100	1,770,693
Tim Participacoes SA	33,270	117,005
Tim Participacoes SA ADR	17,100	603,630
Trafo Equipamentos Electricos SA	54,900	60,860
Ultrapar Participacoes SA	11,600	400,206
Ultrapar Participacoes SA Sponsored ADR	11,600	401,360
Uniao des Industrias Petroquimicas SA Series B	788,736	876,373
Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	10,259,446
Unibanco-Uniao de Bancos Brasileiros Units SA	419,000	4,700,403
Usinas Siderurgicas de Minas Gerais SA Series A	146,800	8,744,402
Vivo Participacoes SA	318,951	1,508,596
# Vivo Participacoes SA ADR	589,500	2,800,125
Votorantim Celulose e Papel SA	42,937	1,024,623
Votorantim Celulose e Papel SA Sponsored ADR	142,100	3,322,298
Whirlpool SA	51,787	144,909
TOTAL PREFERRED STOCKS		149,307,384

TOTAL — BRAZIL		183,399,981

CHILE — (2.6%)
COMMON STOCKS — (2.6%)
Aguas Andinas SA Series A	1,276,104	550,619
Banco de Chile	1,722,617	140,605
Banco de Chile Series F ADR	6,974	338,588
Banco de Credito e Inversiones SA Series A	23,520	752,191
Banco Santander Chile SA ADR	21,881	1,041,536
Bancoco Santander Chile SA	988,793	45,480
Banmedica SA	255,705	322,225
CAP SA (Compania de Aceros del Pacifico)	94,979	2,194,264

	Cementos Bio-Bio SA	93,069	$266,546
	Cintac SA	149,288	98,338
	Colbun SA	4,734,849	1,053,283
	Compania Cervecerias Unidas SA	36,271	264,538
	Compania Cervecerias Unidas SA ADR	28,774	1,043,921
	Compania de Consumidores de Gas Santiago SA	24,536	126,486
	Compania de Telecomunicaciones de Chile SA Series A	58,608	125,888
	Compania General de Electricidad SA	147,411	1,196,175
*	Compania SudAmericana de Vapores SA	736,007	1,819,817
	Compania Telecomunicaciones de Chile SA Sponsored ADR	212,138	1,818,023
	Corpbanca SA	98,961,975	657,542
*	Corpbanca SA ADR	200	6,604
	Cristalerias de Chile SA	43,584	599,158
	Distribucion y Servicio D&S SA	705,881	348,392
	Distribucion y Servicio D&S SA ADR	49,765	1,473,542
	Embotelladora Andina SA Series B	79,022	248,193
	Embotelladora Andina SA Series B ADR	10,900	210,588
	Empresa Nacional de Electricidad SA	351,708	517,204
	Empresa Nacional de Electricidad SA Sponsored ADR	65,000	2,884,700
	Empresa Nacional de Telecomunicaciones SA	121,071	2,061,963
	Empresas CMPC SA	106,787	3,873,896
	Empresas Copec SA	346,404	5,413,492
	Empresas Iansa SA	2,735,872	254,390
	Enersis SA	1,676,555	607,401
	Enersis SA Sponsored ADR	191,812	3,448,780
	Farmacias Ahumada SA	46,764	205,360
	Industrias Forestales SA	54,906	16,615
	Lan Airlines SA	33,980	543,031
	Lan Airlines SA Sponsored ADR	11,000	176,550
*	Madeco Manufacturera de Cobre SA Sponsored ADR	18,900	250,236
*	Madeco SA	3,658,861	485,519
	Masisa SA	199,060	51,146
	Parque Arauco SA	571,982	693,477
	S.A.C.I. Falabella SA	280,132	1,347,843
	Sociedad Quimica y Minera de Chile SA Series B	11,313	180,360
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	7,000	1,115,730
	Vina de Concha y Toro SA	182,228	434,912
	Vina de Concha y Toro SA Sponsored ADR	4,900	232,162
*	Vina San Pedro SA	11,999,108	142,042
TOTAL COMMON STOCKS			41,679,351

RIGHTS/WARRANTS — (0.0%)
*	S.A.C.I. Falabllea SA Rights 09/05/07	2,135	163

TOTAL — CHILE			41,679,514

CHINA — (3.0%)
COMMON STOCKS — (3.0%)
* #	Air China, Ltd.	338,000	422,644
* #	Aluminum Corp of China, Ltd.	30,000	81,607
*	Aluminum Corp of China, Ltd. ADR	4,800	325,392
	AMVIG Holdings, Ltd.	78,000	113,548
*	Angang Steel Co., Ltd.	78,000	264,193
*	Anhui Conch Cement Co., Ltd.	22,000	155,566
*	Anhui Expressway Co., Ltd.	70,000	59,339
* #	Bank of China, Ltd.	3,484,000	1,792,222
#	Bank of Communications Co., Ltd.	663,000	745,519

*	Baoye Group Co., Ltd.	28,000	$52,629
*	Beijing Capital International Airport Co., Ltd.	202,000	328,809
* #	Beijing Capital Land, Ltd.	152,000	114,424
*	Beijing Enterprises Holdings, Ltd.	102,000	446,893
* #	Brilliance China Automotive Holdings, Ltd.	582,000	139,200
*	Byd Co., Ltd.	17,500	126,676
	Chaoda Modern Agriculture (Holdings), Ltd.	488,000	375,873
* #	China Aerospace International Holdings, Ltd.	316,800	50,195
*	China Construction Bank Corp.	3,233,000	2,714,056
*	China COSCO Holdings Co., Ltd.	39,000	91,133
	China Everbright International, Ltd.	257,000	99,893
*	China Everbright, Ltd.	94,000	295,765
#	China Foods, Ltd.	146,000	93,414
	China Gas Holdings, Ltd.	118,000	39,636
	China Green (Holdings), Ltd.	60,000	50,852
*	China Infrastructure Machinery Holdings, Ltd.	52,000	112,203
*	China Insurance International Holdings Co., Ltd.	57,000	141,528
*	China Life Insurance Co., Ltd. ADR	18,100	1,320,033
	China Mengniu Dairy Co., Ltd.	79,000	298,279
	China Merchants Holdings (International) Co., Ltd.	154,000	808,296
	China Mobile, Ltd. Sponsored ADR	62,100	4,209,759
*	China National Building Material Co., Ltd.	16,000	44,624
*	China Netcom Group Corp (Hong Kong), Ltd.	17,200	841,940
*	China Oilfield Services, Ltd.	104,000	201,513
*	China Petroleum and Chemical Corp. (16941R108)	19,300	2,125,895
*	China Petroleum and Chemical Corp. (6291819)	48,000	52,867
	China Power International Development, Ltd.	491,000	243,958
	China Rare Earth Holdings, Ltd.	176,000	48,494
	China Resources Enterprise, Ltd.	172,000	701,223
	China Resources Power Holdings Co., Ltd.	104,000	293,306
*	China Shenhua Energy Co., Ltd.	164,500	714,904
* #	China Shipping Container Lines Co., Ltd.	567,300	436,818
*	China Shipping Development Co., Ltd.	60,000	181,374
* #	China Southern Airlines Co., Ltd.	2,900	189,515
	China State Construction International Holdings, Ltd.	32,000	45,343
*	China Telecom Corp., Ltd.	17,500	1,018,150
	China Travel International Investment Hong Kong, Ltd.	422,000	266,193
	China Unicom, Ltd.	42,000	79,529
	China Unicom, Ltd. ADR	51,300	974,700
*	China Yurun Food Group, Ltd.	43,000	51,686
	Citic Pacific, Ltd.	244,000	1,340,105
*	CITIC Resources Holdings, Ltd.	194,000	129,394
	CNOOC, Ltd.	233,000	285,900
	CNOOC, Ltd. ADR	8,300	1,020,070
	CNPC (Hong Kong), Ltd.	670,000	355,768
	Comba Telecom Systems Holdings, Ltd.	126,000	43,817
	COSCO International Holdings, Ltd.	120,000	122,561
*	Cosco Pacific, Ltd.	264,000	735,701
	Datang International Power Generation Co., Ltd.	124,000	131,459
*	Denway Motors, Ltd.	1,330,000	623,507
	Digital China Holdings, Ltd.	110,000	53,576
*	Dongfang Electrical Machinery Co., Ltd.	16,000	107,665
*	Dongfeng Motor Corp.	668,000	432,860
#	Dynasty Fine Wines Group, Ltd.	82,000	30,785
#	FU JI Food & Catering Services	26,000	76,728
#	Geely Automobile Holdings, Ltd.	315,000	47,697
	Global Bio-Chem Technology Group Co., Ltd.	334,000	146,082
*	Golden Eagle Retail Group, Ltd.	114,000	109,927
	GOME Electrical Appliances Holdings, Ltd.	92,000	145,554
*	Great Wall Motor Co., Ltd.	33,500	41,119
*	Guangdong Investment, Ltd.	442,000	278,509
*	Guangshen Railway Co., Ltd. Sponsored ADR	6,100	241,438
* #	Guangzhou R&F Properties Co., Ltd.	46,400	186,926
*	Guangzhou Shipyard International Co., Ltd.	10,000	61,561
	GZI Transport, Ltd.	200,000	132,762
*	Harbin Power Equipment Co., Ltd.	80,000	173,624
	Hengan International Group Co., Ltd.	48,000	147,921
	HKC (Holdings), Ltd.	82,000	25,643
	Hopson Development Holdings, Ltd.	78,000	261,308
* #	Huadian Power International Corp.	336,000	193,619
*	Huaneng Power International, Inc.	15,600	722,904
* #	Hunan Non-Ferrous Metal Corp., Ltd.	314,000	183,265
*	Industrial and Commercial Bank of China, Ltd.	3,853,000	2,512,516
*	Jiangsu Express Co., Ltd.	288,000	301,079
* #	Jiangxi Copper Co., Ltd.	119,000	277,396
	Kingway Brewery Holdings, Ltd.	134,000	47,786
	Lenova Group, Ltd.	450,000	298,359
	Li Ning Co., Ltd.	74,000	210,420
*	Maanshan Iron and Steel Co., Ltd.	406,000	363,355
*	Minmetals Resources, Ltd.	220,000	137,825
#	Neo-China Group (Holdings), Ltd.	810,000	202,915
*	Nine Dragons Paper Holdings, Ltd.	58,000	173,233
	Petrochina Co., Ltd.	23,600	3,406,188
* #	Picc Property and Casualty Co., Ltd.	212,000	268,105
	Ping An Insurance (Group) Co. of China, Ltd.	97,500	1,017,855
*	Semiconductor Manufacturing International Corp. ADR	61,500	359,160
*	Shanghai Electric Group Co., Ltd.	410,000	262,374
	Shanghai Industrial Holdings, Ltd.	78,000	342,190
*	Shenzhen Expressway Co., Ltd.	64,000	62,450
	Shenzhen International Holdings, Ltd.	797,500	91,995
*	Shenzhou International Group	153,000	78,475
*	Shimao Property Holdings, Ltd.	129,000	340,020
	Shougang Concord International Enterprises Co., Ltd.	468,000	161,707
	Sinofert Holdings, Ltd.	72,000	51,087
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,500	240,310
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	242,000	120,511
*	Sinotrans, Ltd.	380,000	209,431
	SRE Group, Ltd.	250,000	109,446
*	TCL Multimedia Technology Holdings, Ltd.	756,000	46,631

	Tianjin Development Holdings, Ltd.	144,000	$168,968
*	Towngas China Co., Ltd.	88,000	51,949
*	Tpv Technology, Ltd.	348,000	218,322
*	Travelsky Technology, Ltd.	145,000	116,900
*	Tsingtao Brewery Co., Ltd.	22,000	76,761
	Weichai Power Co., Ltd.	11,000	87,754
*	Weiqiao Textile Co., Ltd.	113,000	250,818
*	Xiamen International Port Co., Ltd.	138,000	49,551
*	Xinao Gas Holdings, Ltd.	142,000	234,729
*	Xiwang Sugar Holdings Co., Ltd.	104,000	51,368
* #	Yanzhou Coal Mining Co., Ltd.	6,100	538,386
*	Zhejiang Expressway Co., Ltd.	336,000	447,974
*	Zijin Mining Group Co., Ltd.	178,000	156,859
*	Zte Corp.	21,800	107,319
TOTAL — COMMON STOCKS			47,221,840

RIGHTS/WARRANTS — (0.0%)
*	Global Bio-Chem Rights	2,168	—

TOTAL — CHINA			47,221,840

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
	CEZ A.S.	119,417	$6,303,212
	Komercni Banka A.S.	21,075	4,579,885
#	Phillip Morris CR A.S.	439	210,500
	Telefonica 02 Czech Republic A.S.	129,953	3,885,288
*	Unipetrol A.S.	102,279	1,416,513
#	Zentiva NV	19,900	1,171,527

TOTAL — CZECH REPUBLIC			17,566,925

HUNGARY — (1.7%)
COMMON STOCKS — (1.7%)
*	Danubius Hotel & Spa NYRT	4,737	$245,203
#	Egis Gyogyszergyar NYRT	9,479	1,154,046
	EMASZ RT	1,045	135,121
*	Fotex NYRT	62,282	321,034
	Magyar Telekom Telecommunications P.L.C.	352,892	1,764,965
	Magyar Telekom Telecommunications Sponsored ADR	17,800	451,586
#	MOL Hungarian Oil & Gas NYRT	68,349	9,738,229
	OTP Bank NYRT	146,332	7,348,124
*	Pannonplast RT	8,510	329,855
*	RABA Automotive Holding P.L.C.	15,268	194,039
	Richter Gedeon NYRT	20,632	4,058,340
*	Synergon Information Systems	14,016	127,217
*	Tiszai Vegyi Kombinat RT	25,234	1,042,711
	Zwack Unicum RT	611	59,293

TOTAL — HUNGARY			26,969,763

INDIA — (10.5%)
COMMON STOCKS — (10.5%)
*	3M India, Ltd.	2,635	111,103
	Aarti Industries, Ltd.	19,188	14,076
	Aban Offshore, Ltd.	9,095	648,468
*	Abhishek Industries, Ltd.	93,420	42,734
	Adani Enterprises, Ltd.	86,478	723,499
	Aditya Birla Nuvo, Ltd.	28,183	954,765
*	Adlabs Films, Ltd.	23,621	272,109
	Ador Welding, Ltd.	8,446	54,201
	Aftek, Ltd.	59,619	90,749
*	Agro Tech Foods, Ltd.	8,888	38,209
	Alembic, Ltd.	89,566	158,473
	Alfa Laval (India), Ltd.	2,323	56,066
	Alok Industries, Ltd.	90,537	149,366
	Alstom Projects India, Ltd.	28,137	516,981
	Ambuja Cements, Ltd.	427,009	1,395,308
	Amtek Auto, Ltd.	67,650	612,405

	Ansal Properties & Infrastructure, Ltd.	30,696	$187,816
	Apollo Hospitals Enterprise, Ltd.	29,568	349,695
	Apollo Tyres, Ltd.	173,020	171,838
*	Aptech, Ltd.	23,684	173,325
	Arvind Mills, Ltd.	202,209	237,602
	Asahi India Glass, Ltd.	65,517	169,418
	Asea Brown Boveri India, Ltd.	24,530	675,202
*	Ashapura Minechem, Ltd.	7,719	74,080
	Ashok Leyland, Ltd.	650,319	604,650
*	Asian Electronics, Ltd.	5,352	108,589
*	Asian Hotels, Ltd.	10,213	182,163
	Asian Paints (India), Ltd.	16,667	386,143
	Astra Microwave Products, Ltd.	12,504	46,721
	Aurobindo Pharma, Ltd.	31,075	458,426
	Automotive Axles, Ltd.	5,791	67,663
*	Avaya Globalconnect, Ltd.	6,138	44,864
	Aventis Pharma, Ltd.	10,597	316,734
	Aztecsoft, Ltd.	30,303	55,672
	Bajaj Auto Finance, Ltd.	18,427	168,403
	Bajaj Auto, Ltd.	17,561	1,008,622
	Bajaj Hindusthan, Ltd.	54,608	179,249
	Balaji Telefilms, Ltd.	32,965	212,977
	Ballarpur Industries, Ltd.	110,624	376,272
	Balmer Lawrie & Co., Ltd.	8,790	85,998
	Balrampur Chini Mills, Ltd.	162,214	233,829
	Bank of Maharashtra, Ltd.	245,477	318,562
	Bank of Rajasthan, Ltd.	77,853	183,226
	Bannari Amman Sugars, Ltd.	3,050	48,923
	BASF India, Ltd.	13,428	87,243
*	Bata India, Ltd.	26,624	103,077
	Berger Paints India, Ltd.	148,390	177,976
	Bharat Earth Movers, Ltd.	17,714	529,600
	Bharat Forge, Ltd.	101,270	655,401
	Bharati Shipyard, Ltd.	11,184	149,780
*	Bhushan Steel & Strips, Ltd.	24,738	459,683
	Biocon, Ltd.	36,998	411,288
	Birla Corp., Ltd.	35,403	251,656
	Blue Dart Express, Ltd.	6,396	97,814
	Blue Star, Ltd.	30,792	242,279
	BOC India, Ltd.	18,710	58,895
	Bombay Dyeing & Manufacturing Co., Ltd.	14,056	197,661
	Bongaigaon Refinery & Petrochemicals, Ltd.	98,729	121,853
	Bosch Chassis Systems India	8,744	85,847
	Britannia Industries, Ltd.	8,650	332,993
	Cadila Healthcare, Ltd.	43,656	327,949
*	Cambridge Solutions, Ltd.	41,331	116,390
	Carborundum Universal, Ltd.	45,283	197,180
	CCL Products (India), Ltd.	4,124	22,760
	Ceat, Ltd.	29,293	116,828
	Century Enka, Ltd.	7,789	22,647
	Century Textiles & Industries, Ltd.	32,511	618,936
	CESC, Ltd.	34,102	387,955
	Chambal Fertilizers & Chemicals, Ltd.	195,505	238,125
*	Chemplast Sanmar, Ltd.	224,492	37,416
	Chennai Petroleum Corp., Ltd.	63,829	407,851
	Cipla, Ltd.	139,881	572,050
	City Union Bank, Ltd.	22,474	118,139
	CMC, Ltd.	6,389	162,623

	Colgate-Palmolive (India), Ltd.	29,750	$281,495
	Coromandel Fertilisers, Ltd.	73,239	166,492
	Cranes Software International, Ltd.	61,637	180,599
	Crisil, Ltd.	2,715	244,673
	Crompton Greaves, Ltd.	84,481	632,468
	Cummins India, Ltd.	61,033	557,447
	Dabur India, Ltd.	71,014	175,039
*	Dabur Pharma, Ltd.	89,359	165,563
	Dalmia Cement (Bharat), Ltd.	18,421	163,393
	DCM Shriram Consolidated, Ltd.	101,063	179,025
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	145,133
	Dhampur Sugar Mills, Ltd.	20,664	25,363
*	Dish TV India, Ltd.	104,302	214,218
	Dishman Pharmaceuticals & Chemicals, Ltd.	28,422	198,468
	Divi’s Laboratories, Ltd.	27,075	777,432
	D-Link (India), Ltd.	10,966	18,148
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,402,720
	Dr. Reddy’s Laboratories, Ltd. ADR	8,000	127,200
	E.I.D. - Parry (India), Ltd.	43,768	145,599
	Eicher Motors, Ltd.	15,615	139,342
	EIH, Ltd.	193,663	541,582
	Elder Pharmaceuticals, Ltd.	8,586	80,295
	Electrosteel Casings, Ltd.	8,588	94,426
	Elgi Equipments, Ltd.	23,578	30,201
	Esab India, Ltd.	9,613	116,441
*	Escorts, Ltd.	48,967	114,100
*	Essar Steel, Ltd.	396,973	386,928
	Essel Propack, Ltd.	64,950	94,541
*	Eveready Industries (India), Ltd.	30,440	38,617
	Everest Industries, Ltd.	4,500	11,094
	Exide Industries, Ltd.	317,160	489,190
	FAG Bearings (India), Ltd.	11,829	197,774
	FDC, Ltd.	64,417	46,530
	Federal Bank, Ltd.	49,350	415,153
	Finolex Cables, Ltd.	94,015	177,615
	Finolex Industries, Ltd.	71,512	127,947
	Gammon India, Ltd.	53,301	602,745
	Geodesic Information Systems, Ltd.	33,273	190,768
	Geometric Software Solutions Co., Ltd.	29,740	73,216
	GHCL, Ltd.	44,954	125,432
	Gillette India, Ltd.	8,542	179,819
	GlaxoSmithKline Consumer Healthcare, Ltd.	17,696	269,162
	GlaxoSmithKline Pharmaceuticals, Ltd.	16,016	458,726
	Glenmark Pharmaceuticals, Ltd.	26,645	447,679
	Godavari Fertilisers & Chemicals, Ltd.	14,439	46,974
	Godfrey Phillips India, Ltd.	2,112	65,971
	Godrej Consumer Products, Ltd.	53,277	175,513
	Godrej Industries, Ltd.	85,686	384,673
*	Goetze (India), Ltd.	8,529	34,585
	Graphite India, Ltd.	68,222	92,503
	Great Eastern Shipping Co., Ltd.	85,000	657,767
	Great Offshore, Ltd.	15,364	307,892
	Greaves Cotton, Ltd.	18,476	139,352
*	GTL Infrastructure, Ltd.	51,082	42,227
	GTL, Ltd.	91,093	510,141
	Gujarat Alkalies & Chemicals, Ltd.	38,986	124,091
*	Gujarat Ambuja Exports, Ltd.	51,295	38,374
	Gujarat Fluorochemicals, Ltd.	26,217	407,594

	Gujarat Gas Co., Ltd.	28,690	$ 198,341
	Gujarat Narmada Valley Fertilizers Co., Ltd.	81,041	256,435
	Gujarat State Fertilizers & Chemicals, Ltd.	35,782	193,212
	H.E.G., Ltd.	23,274	116,432
	HCL Infosystems, Ltd.	98,929	481,573
	HCL Technologies, Ltd.	88,484	655,781
	HDFC Bank ADR	2,200	195,030
	HDFC Bank, Ltd.	137,419	3,981,804
	Helios & Matheson Information Technology, Ltd.	13,964	43,697
	Hero Honda Motors, Ltd. Series B	56,663	898,675
	Hexaware Technologies, Ltd.	73,660	218,679
	Hikal, Ltd.	4,307	48,868
*	Himachal Futuristic Communications, Ltd.	432,213	214,818
	Himatsingka Seide, Ltd.	41,049	113,685
	Hinduja TMT, Ltd.	10,967	106,066
	Hindustan Construction Co., Ltd.	135,525	433,191
	Hindustan Lever, Ltd.	291,009	1,483,448
*	Hindustan Motors, Ltd.	84,867	64,627
*	Hindustan Oil Exploration Co., Ltd.	29,987	75,661
*	Hindustan Sanitaryware & Industries, Ltd.	12,171	21,647
	Honeywell Automation India, Ltd.	2,255	101,711
	Hotel Leelaventure, Ltd.	217,449	228,334
*	HTMT Global Solutions, Ltd.	10,967	104,331
	ICI India, Ltd.	15,619	201,711
	ICICI Bank Sponsored ADR	221,453	9,843,586
	iGate Global Solutions, Ltd.	12,732	68,283
*	India Cements, Ltd.	144,820	871,822
	India Glycols, Ltd.	13,721	60,351
	Indiabulls Financial Services, Ltd.	105,042	1,379,416
*	Indiabulls Real Estate, Ltd.	87,037	1,053,735
	Indian Hotels Co., Ltd.	393,944	1,223,234
	Indian Petrochemicals Corp., Ltd.	92,303	873,712
	Indo Rama Synthetics (India), Ltd.	52,177	70,232
*	Indoco Remedies, Ltd.	5,448	35,043
	IndusInd Bank, Ltd.	150,435	195,373
	Industrial Development Bank of India, Ltd.	329,846	1,002,750
	Infomedia India, Ltd.	10,900	66,015
	Infosys Technologies, Ltd.	159,671	7,263,606
	Infotech Enterprises, Ltd.	17,652	118,436
	IPCA Laboratories, Ltd.	15,138	254,092
*	Ispat Industries, Ltd.	145,697	68,949
	ITC, Ltd.	767,430	3,203,289
	IVRCL Infrastructures & Projects, Ltd.	56,278	520,568
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	82,960
*	Jain Irrigation Systems, Ltd.	23,113	265,678
	Jaiprakash Associates, Ltd.	34,057	760,011
	Jammu & Kashmir Bank, Ltd.	28,063	457,749
	JBF Industries, Ltd.	35,709	126,789
*	Jet Airways (India), Ltd.	38,723	766,983
*	Jindal Poly Films, Ltd.	15,442	75,995
	Jindal Saw, Ltd.	27,561	394,797
	Jindal Stainless, Ltd.	85,928	345,540
	Jindal Steel & Power, Ltd.	14,122	1,360,469
	JK Tyre and Industries, Ltd.	13,191	43,630
	JSW Steel, Ltd.	61,835	971,743
	Jubilant Organosys, Ltd.	65,603	469,413
	Jyoti Structures, Ltd.	32,390	165,474
	K.S.B. Pumps, Ltd.	6,634	80,795

*	Kajaria Ceram	53,853	$35,302
	Karnataka Bank, Ltd.	70,184	326,623
	Karur Vysya Bank, Ltd.	30,439	243,253
*	KEC Infrastructures, Ltd.	12,355	7,649
	KEC International, Ltd.	12,355	174,853
	Kesoram Industries, Ltd.	22,442	261,090
	Kirloskar Oil Engines, Ltd.	55,882	440,197
*	Kohinoor Foods, Ltd.	10,000	13,756
	KPIT Cummins Infosystems, Ltd.	39,860	114,246
	Lakshmi Machine Works, Ltd.	3,850	274,298
	LANXESS ABS, Ltd.	17,327	82,248
	Larsen & Toubro, Ltd.	45,846	2,893,822
	LIC Housing Finance, Ltd.	39,627	180,109
	Lupin, Ltd.	25,457	364,750
	Madras Cements, Ltd.	3,597	315,471
	Maharashtra Scooters, Ltd.	2,000	14,541
	Maharashtra Seamless, Ltd.	22,974	328,023
	Mahindra & Mahindra, Ltd.	105,836	1,837,051
*	Mahindra Gesco Developers, Ltd.	8,470	107,170
	Mahindra Ugine Steel Co., Ltd.	12,400	24,042
	Mangalam Cement, Ltd.	13,880	55,439
	Mangalore Refinery & Petrochemicals, Ltd.	364,184	376,720
	Marico, Ltd.	173,680	246,110
	Maruti Udyog, Ltd.	46,342	982,909
	Mastek, Ltd.	20,667	129,776
	Matrix Laboratories, Ltd.	84,937	497,092
*	Max India, Ltd.	51,607	254,079
*	Mcdowell Holdings, Ltd.	2,935	13,532
	Megasoft, Ltd.	4,829	13,779
*	Mercator Lines, Ltd.	96,003	131,274
	Merck, Ltd.	6,714	64,502
	Micro Inks, Ltd.	1,512	14,065
	MIRC Electronics, Ltd.	60,413	25,087
	Mirza International, Ltd.	39,745	20,189
	Monnet Ispat, Ltd.	21,225	156,499
	Monsanto India, Ltd.	3,615	132,696
	Moser Baer (India), Ltd.	123,267	918,535
	Motherson Sumi Systems, Ltd.	92,562	217,814
	Motor Industries Co., Ltd.	5,376	538,956
*	Mphasis, Ltd.	55,499	394,402
	MRF, Ltd.	2,157	204,093
	Mukand, Ltd.	49,759	96,845
	Mukta Arts, Ltd.	2,950	5,995
*	Mysore Cements, Ltd.	87,234	108,275
	Nagarjuna Construction Co., Ltd.	118,123	588,537
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	220,963
*	Nahar Capital & Financial Services, Ltd.	9,759	—
*	Nahar Exports, Ltd.	15,371	8,968
*	Nahar Spinning Mills, Ltd.	21,836	44,154
	Natco Pharma, Ltd.	10,444	28,187
	National Organic Chemical Industries, Ltd.	79,587	52,192
	Navneet Publications (India), Ltd.	50,750	72,681
*	Nelco, Ltd.	8,380	18,914
*	Netflier Finco, Ltd.	4,397	4,002
	Nicholas Piramal India, Ltd.	69,282	456,959
	NIIT Technologies, Ltd.	35,350	267,189
	NIIT, Ltd.	131,535	403,236
	Nirma, Ltd.	70,348	276,955

	Nucleus Software Exports, Ltd.	12,516	$105,887
	OCL India, Ltd.	23,518	82,914
	Omax Autos, Ltd.	24,208	37,895
*	Opto Circuits India, Ltd.	22,577	251,046
	Orchid Chemicals & Pharmaceuticals, Ltd.	40,327	200,422
	Orient Paper & Industries, Ltd.	7,087	75,131
	Panacea Biotec, Ltd.	18,763	174,161
	Pantaloon Retail India, Ltd.	8,100	99,547
	Patel Engineering, Ltd.	18,207	192,581
	Patni Computer Systems, Ltd.	58,163	748,873
	Petronet LNG, Ltd.	383,159	577,597
	Pfizer, Ltd.	12,476	210,379
	Pidilite Industries, Ltd.	91,660	332,840
	Polaris Software Lab, Ltd.	59,814	166,084
	Praj Industries, Ltd.	47,766	220,525
	Pricol, Ltd.	37,006	26,173
	Prism Cements, Ltd.	160,404	218,176
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	66,609
	PSL, Ltd.	14,193	111,864
*	PTC India, Ltd.	110,103	216,134
*	Punjab Tractors, Ltd.	46,311	266,192
	Radico Khaitan, Ltd.	41,971	171,450
	Rain Calcining, Ltd.	88,324	83,639
	Rallis India, Ltd.	8,513	67,536
*	Rama Newsprint & Papers, Ltd.	31,486	21,859
	Ranbaxy Laboratories, Ltd.	135,039	1,290,519
	Raymond, Ltd.	29,526	186,455
	REI Agro, Ltd.	24,462	191,844
	Reliance Capital, Ltd.	8,237	241,622
	Reliance Communications, Ltd.	858,243	11,396,005
	Reliance Energy, Ltd.	69,057	1,314,466
	Reliance Industrial Infrastructure, Ltd.	5,844	68,417
	Reliance Industries, Ltd.	474,482	22,774,471
*	Reliance Natural Resources, Ltd.	164,752	183,256
	Rico Auto Industries, Ltd.	48,462	39,558
	Rolta India, Ltd.	43,381	497,053
	Ruchi Soya Industries, Ltd.	18,279	175,543
*	Sakthi Sugars, Ltd.	22,108	40,463
*	Saregama India, Ltd.	9,635	58,267
	Satyam Computer Services, Ltd.	212,500	2,330,341
	Satyam Computer Services, Ltd. ADR	5,600	142,688
*	Selectron Ems India, Ltd.	2,779	—
	Sesa Goa, Ltd.	13,586	646,299
	Shanthi Gears, Ltd.	58,867	102,154
	Shasun Chemicals & Drugs, Ltd.	38,885	88,442
	Shree Cement, Ltd.	8,847	265,373
*	Shree Precoated Steel, Ltd.	31,482	238,575
	Shriram Transport Finance Co., Ltd.	96,187	400,466
*	Shyam Telecom, Ltd.	4,511	9,626
*	Shyam Telekink, Ltd.	102,354	11,066
*	Sical Logistics, Ltd.	24,134	139,441
	Siemens India, Ltd.	11,659	364,975
	SKF India, Ltd.	26,925	268,765
*	Solectron Centum Electronics, Ltd.	5,559	37,910
	Sona Koyo Steering Systems, Ltd.	35,758	41,901
	Sonata Software, Ltd.	72,784	89,833
*	South East Asia Marine Engineering Services, Ltd.	15,622	84,150
	South India Bank, Ltd.	36,148	134,073

	Srei Infrastructure Finance, Ltd.	74,280	$167,259
	SRF, Ltd.	33,988	111,222
*	SSI, Ltd.	46,357	205,151
	Sterling Biotech, Ltd.	87,485	339,858
	Sterlite Industries (India), Ltd. Series A	133,272	2,049,639
	Sterlite Optical Technologies, Ltd.	30,427	166,274
	Strides Arcolab, Ltd.	16,893	113,191
	Subex Azure, Ltd.	9,445	122,537
	Subros, Ltd.	6,139	32,705
*	Sun Pharma Advanced Research Co., Ltd.	19,040	36,124
	Sun Pharmaceuticals Industries, Ltd.	19,040	433,622
	Sundaram-Clayton, Ltd.	6,924	118,884
	Sundram Fastners, Ltd.	105,224	134,873
	Supreme Petrochem, Ltd.	73,968	46,563
*	Swaraj Engines, Ltd.	10,500	43,800
	Syndicate Bank	274,612	523,335
	Taj GVK Hotels and Resorts, Ltd.	13,435	46,120
	Tata Chemicals, Ltd.	81,686	503,846
	Tata Consultancy Services, Ltd.	55,938	1,455,798
	Tata Elxsi, Ltd.	12,000	91,930
	Tata Investment Corp., Ltd.	12,815	136,695
	Tata Metaliks, Ltd.	23,524	82,862
	Tata Motors, Ltd.	125,099	2,141,329
	Tata Power Co., Ltd.	41,843	700,068
	Tata Steel, Ltd.	118,056	1,995,820
	Tata Tea, Ltd.	11,489	210,951
*	Tata Teleservices Maharashtra, Ltd.	570,372	445,226
	Tele Data Informatics, Ltd.	79,217	132,639
	Texmaco, Ltd.	7,927	221,733
	The Zandu Pharmaceutical Works, Ltd.	325	28,051
	Thermax, Ltd.	35,934	557,335
	Thomas Cook (India), Ltd.	75,993	117,613
*	Tinplate Company of India, Ltd.	35,844	41,514
	Titan Industries, Ltd.	11,254	341,748
	Torrent Pharmaceuticals, Ltd.	42,919	216,174
	Torrent Power, Ltd.	87,043	179,702
	Trent, Ltd.	6,469	108,024
	Tube Investments of India, Ltd.	98,973	140,740
	TVS Motor Co., Ltd.	72,789	116,775
	Unichem Laboratories, Ltd.	18,017	97,739
	Unitech, Ltd.	256,490	1,512,604
	United Phosphorus, Ltd.	88,745	720,901
	United Spirits, Ltd.	19,192	655,793
	Usha Martin, Ltd.	125,845	174,761
	UTI Bank, Ltd.	125,013	1,936,720
*	Uttam Galva Steels, Ltd.	53,907	44,242
	Vardhman Textiles, Ltd.	26,377	96,392
	Varun Shipping Co.	91,874	140,671
	Vesuvius India, Ltd.	5,903	31,764
	Videocon Industries, Ltd.	4,542	39,348
	Videsh Sanchar Nigam, Ltd.	46,062	455,165
	Videsh Sanchar Nigam, Ltd. ADR	9,600	193,824
	Voltas, Ltd.	86,300	288,417
*	Welspun India, Ltd.	36,850	53,222
	Welspun-Gujarat Stahl Rohren, Ltd.	61,300	370,952
	Wipro, Ltd.	88,714	1,050,578
*	Wire & Wireless India, Ltd.	90,698	116,790
	Wockhardt, Ltd.	47,988	451,509

	Wyeth, Ltd.	13,354	$160,614
	Zee Entertainment Enterprises, Ltd.	181,396	1,372,791
*	Zee News, Ltd.	82,009	124,442
	Zensar Technologies, Ltd.	11,384	58,919
	Zuari Industries, Ltd.	10,870	62,307
TOTAL COMMON STOCKS			169,058,619

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	4,919

RIGHTS/WARRANTS — (0.0%)
*	GTL Infastructure, Ltd. Rights 09/14/07	51,082	29,681

TOTAL — INDIA			169,093,219

INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
*	PT Agis Tbk	1,446,000	119,213
	PT Apexindo Pratama Tbk	1,663,500	359,498
*	PT Asahimas Flat Glass Tbk	126,500	44,159
	PT Astra Agro Lestari Tbk	313,000	476,687
	PT Astra Graphia Tbk	879,000	50,402
	PT Astra International Tbk	2,023,000	3,846,704
*	PT Bakrie & Brothers Tbk	19,706,500	564,814
*	PT Bakrieland Development Tbk	15,358,500	644,693
	PT Bank Central Asia Tbk	5,490,000	3,506,887
	PT Bank Danamon Indonesia Tbk	2,252,000	1,933,648
	PT Bank Niaga Tbk	9,493,000	911,012
*	PT Bank Pan Indonesia Tbk	12,196,500	869,225
	PT Berlian Laju Tanker Tbk	4,177,000	686,568
*	PT Bhakti Investama Tbk	8,600,850	832,865
*	PT Budi Acid Jaya Tbk	2,800,500	116,268
	PT Bumi Resources Tbk	11,259,500	3,055,865
	PT Charoen Pokphand Indonesia Tbk	629,416	71,722
*	PT Ciputra Surya Tbk	2,291,000	248,788
	PT Citra Marga Nusaphala Persada Tbk	2,369,000	605,823
*	PT Clipan Finance Indonesia Tbk	490,000	17,974
*	PT Davomas Adabi Tbk	2,742,000	64,092
*	PT Delta Dunia Petronda Tbk	2,117,500	233,996
*	PT Dharmala Intiland Tbk	1,077,000	57,175
*	PT Energi Mega Persada Tbk	4,852,000	402,135
	PT Enseval Putera Megatrading Tbk	1,940,500	173,937
	PT Global Mediacom Tbk	5,800,000	624,530
	PT Gudang Garam Tbk	895,000	909,039
*	PT Hanson International Tbk	13,121,500	93,177
*	PT Holcim Indonesia Tbk	6,524,000	715,055
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	1,021,869
	PT Indofood Sukses Makmur Tbk	5,992,000	1,183,170
	PT Indosat Tbk	433,500	334,598
	PT Indosat Tbk ADR	38,570	1,516,958
	PT International Nickel Indonesia Tbk	224,000	1,285,711
	PT Jaya Real Property Tbk	352,500	56,577
	PT Kalbe Farma Tbk	6,331,500	916,643
*	PT Kawasan Industry Jababeka Tbk	10,229,000	238,834
	PT Lautan Luas Tbk	320,000	14,470
	PT Lippo Karawaci Tbk	4,059,500	778,325

	PT Matahari Putra Prima Tbk	3,583,400	$305,008
	PT Mayorah Indah Tbk	680,500	128,189
	PT Medco Energi International Tbk	999,000	415,621
	PT Mitra Adiperkasa Tbk	1,232,500	103,517
*	PT Panin Insurance Tbk	3,559,000	121,464
*	PT Panin Life Tbk	16,175,000	328,061
	PT Petrosea Tbk	93,500	56,645
*	PT Polychem Indonesia Tbk	2,509,000	50,871
	PT Ramayana Lestari Sentosa Tbk	4,088,500	369,759
	PT Samudera Indonesia Tbk	117,000	80,748
	PT Semen Gresik Tbk	1,435,000	755,976
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	540,403
*	PT Sumalindo Lestari Jaya Tbk	600,500	236,335
	PT Summarecon Agung Tbk	2,068,266	314,643
*	PT Suryainti Permata Tbk	999,500	147,276
	PT Telekomunikasi Indonesia Tbk	1,296,000	1,514,994
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	107,412	5,065,550
	PT Tempo Scan Pacific Tbk	3,505,000	294,845
	PT Timah Tbk	483,500	633,478
	PT Trias Sentosa Tbk	2,750,000	67,286
	PT Trimegah Sec Tbk	5,343,500	148,498
	PT Tunas Ridean Tbk	620,000	59,395
	PT Unilever Indonesia Tbk	976,500	708,118
	PT United Tractors Tbk	1,666,000	1,434,958
TOTAL COMMON STOCKS			43,464,744

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	1,246,350	25,484
*	PT Budi Acid Jaya Tbk Warrants 07/17/07	311,166	8,285
*	PT Clipan Finance Indonesia Tbk Rights 08/24/07	494,500	—
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	439,425	3,744
*	PT Summarecon Agung Tbk Rights 07/14/07	147,733	5,192
TOTAL RIGHTS/WARRANTS			42,705

TOTAL — INDONESIA			43,507,449

ISRAEL — (3.1%)
COMMON STOCKS — (3.1%)
	Africa-Israel Investments, Ltd.	9,138	793,806
	Albad Massuot Yitzhak, Ltd.	7,278	75,649
	Alony Hetz Properties & Investments, Ltd.	53,586	235,083
*	Alvarion, Ltd.	51,152	591,987
*	Alvarion, Ltd. ADR	2,700	31,779
*	American Israeli Paper Mills, Ltd.	3,330	193,705
	Analyst I.M.S.	6,498	94,374
*	AudioCodes, Ltd.	21,307	107,207
*	AudioCodes, Ltd. ADR	8,275	40,961
	Azorim Investment Development & Construction Co., Ltd.	16,855	150,287
	Bank Hapoalim B.M.	664,362	3,166,246
	Bank Leumi Le-Israel	594,374	2,321,912
	Baran Group, Ltd.	10,025	195,093
	Bezeq Israeli Telecommunication Corp., Ltd.	1,181,784	1,883,079
	Blue Square Chain Stores Properties & Investments, Ltd.	7,827	80,030
	Blue Square-Israel, Ltd.	32,009	442,831
	Clal Industries, Ltd.	81,002	447,343
	Clal Insurance Enterprise Holdings, Ltd.	30,194	717,323
	Dan Vehicle & Transportation	15,780	124,656

	Danya Cebus, Ltd.	14,928	$186,400
	Delek Automotive Systems, Ltd.	36,547	424,149
	Delek Drilling LP, Ltd.	454,022	251,082
*	Delta-Galil Industries, Ltd.	21,169	129,982
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	132,198
	Discount Investment Corp.	40,684	1,182,969
	Elbit Medical Imaging, Ltd.	8,168	380,193
	Elbit Systems, Ltd.	18,089	815,097
*	Electra (Israel), Ltd.	2,814	418,506
*	Elron Electronic Industries, Ltd.	31,503	409,692
*	First International Bank of Israel, Ltd. (6123804)	70,278	163,800
	FMS Enterprises Migun, Ltd.	5,052	183,187
*	Formula Systems (1985), Ltd.	8,685	114,148
*	Formula Vision Technologies, Ltd.	32,281	18,197
	Frutarom	50,100	402,613
*	Hamlet (Israel-Canada), Ltd.	11,772	150,926
*	Hot-Cable Systems Media, Ltd.	43,520	439,032
*	Housing & Construction Holding Co., Ltd.	172,519	323,628
	IBI Investment House, Ltd.	5,207	59,040
	IDB Development Corp., Ltd. Series A	30,471	1,099,338
	Industrial Building Corp., Ltd.	57,834	132,353
	Israel Chemicals, Ltd.	236,328	1,868,337
	Israel Petrochemical Enterprises, Ltd.	11,901	140,974
	Israel Salt Industries, Ltd.	37,978	285,513
	Ituran Location & Control, Ltd.	9,288	108,072
*	Jerusalem Oil Exploration, Ltd.	12,019	202,253
*	Knafaim Arkia Holdings, Ltd.	5,307	45,075
	Koor Industries, Ltd.	10,343	719,804
*	Koor Industries, Ltd. Sponsored ADR	15,767	216,040
	Leader Holding & Investments, Ltd.	70,156	166,629
*	Magal Security Systems, Ltd.	9,733	87,190
*	Magic Software Enterprises, Ltd.	15,706	33,635
*	Makhteshim-Agan Industries, Ltd.	369,264	2,854,249
	Medtechnica, Ltd.	12,492	76,832
*	Mer Industries, Ltd.	7,874	41,995
*	Metalink, Ltd.	4,078	26,258
	Migdal Insurance Holdings, Ltd.	361,233	558,041
*	Miloumor, Ltd.	13,887	52,138
	Mivtach Shamir Holdings, Ltd.	13,239	306,739
*	Naphtha Israel Petroleum Corp.	193,874	129,966
*	Neto M.E. Holdings, Ltd.	2,992	102,738
*	NICE Systems, Ltd.	8,520	299,342
*	NICE Systems, Ltd. Sponsored ADR	35,075	1,240,954
*	Nisko Industries (1992), Ltd.	7,419	63,406
*	OCIF Investments and Development, Ltd.	1,386	50,031
*	Orckit Communications, Ltd.	12,357	80,141
	Ormat Industries, Ltd.	73,883	992,435
	Osem Investment, Ltd.	26,471	259,984
	Packer Plada, Ltd.	2,898	323,460
	Partner Communications Co., Ltd.	24,379	386,473
	Partner Communications Co., Ltd. ADR	11,213	177,614
*	Property and Building Corp., Ltd.	1,371	202,678
*	RADVision, Ltd.	11,172	194,613
	Rapac Communication & Infrastructure, Ltd.	10,049	62,915
*	Retalix, Ltd.	24,735	398,179
*	Scailex Corp., Ltd.	41,807	382,443
	Shrem Fudim Kelner & Co., Ltd.	9,687	34,338
	Strauss Group, Ltd.	19,577	231,083

	Suny Electronic Inc., Ltd.	30,533	$87,250
*	Super-Sol, Ltd. Series B	144,304	536,917
	Telsys, Ltd.	5,676	32,708
	Teva Pharmaceutical Industries, Ltd.	11,056	474,697
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	15,077,090
*	The Israel Land Development Co., Ltd.	13,079	68,165
*	Tower Semiconductor, Ltd.	99,533	136,194
	Union Bank of Israel, Ltd.	62,696	286,226
	United Mizrahi Bank, Ltd.	187,160	1,291,679
	Urdan Industries, Ltd.	105,816	76,893
*	VeriFone Holdings, Inc.	1	4

TOTAL — ISRAEL			50,580,271

MALAYSIA — (5.2%)
COMMON STOCKS — (5.2%)
	Acoustech Berhad	100,000	30,887
	Aeon Co. (M) Berhad	73,200	210,123
	Affin Holdings Berhad	837,600	612,507
*	Airasia Berhad	770,000	417,918
*	Amalgamated Containers Berhad	87,000	44,788
*	AMBD Berhad	700,900	83,652
*	AMMB Holdings Berhad	1,607,600	2,006,374
	Amway (Malaysia) Holdings Berhad	63,300	122,708
	Ancom Berhad	194,800	58,913
	Ann Joo Resources Berhad	243,100	244,460
	APM Automotive Holdings Berhad	79,800	46,640
	Asas Dunia Berhad	135,000	41,007
	Asia Pacific Land Berhad	531,500	81,169
	Asiatic Development Berhad	285,300	459,153
	Bandar Raya Developments Berhad	524,900	447,095
	Batu Kawan Berhad	281,750	644,010
*	Berjaya Corp. Berhad	1,537,900	173,613
*	Berjaya Corp. Berhad ICULS	1,502,497	83,675
	Berjaya Land Berhad	692,300	340,414
	Berjaya Sports Toto Berhad	458,000	654,790
	Bernas Padiberas Nasional Berhad	496,800	288,272
*	Bimb Holdings Berhad	427,000	188,524
	Bolton Properties Berhad	252,900	74,359
	Boustead Holdings Berhad	566,300	809,541
	British American Tobacco Berhad	57,600	689,668
	Bumiputra-Commerce Asset Holdings Berhad	1,029,907	3,251,215
	Cahya Mata Sarawak Berhad	181,500	131,789
	Carlsberg Brewery Malaysia Berhad	165,000	221,613
	Cement Industries of Malaysia Berhad	137,000	239,092
	Chemical Co. of Malaysia Berhad	111,000	92,739
	Choo Bee Metal Industries Berhad	61,200	36,859
	Crest Builder Holdings Berhad	107,000	34,370
*	Damansara Realty Berhad	760,500	94,238
	Digi.Com Berhad	137,600	798,705
	Dijaya Corp. Berhad	54,000	21,358
*	DNP Holdings Berhad	286,900	151,570
	DRB-Hicom Berhad	1,037,400	515,515
	Dreamgate Corp. Berhad	134,000	64,900
	Dutch Lady Milk Industries Berhad	24,800	83,158
	E&O Property Development Berhad	24,316	26,384
	Eastern & Oriental Berhad (6468754)	333,733	288,118
	Eastern & Oriental Berhad (B19ZLW1)	72,949	50,730

	Eastern Pacific Industrial Corp. Berhad	116,400	$ 84,816
	ECM Libra Avenue Berhad	568,052	150,485
	Edaran Otomobil Nasional Berhad	138,900	72,197
	Encorp BHD	62,000	26,505
	Engtex Group Berhad	56,000	30,146
	EON Capital Berhad	413,100	824,019
	Esso Malaysia Berhad	152,600	113,199
	Faber Group Berhad	176,500	71,923
*	Fountain View Development Berhad	31,500	1,979
	Fraser & Neave Holdings Berhad	151,400	309,344
	Gamuda Berhad	688,800	1,475,222
	General Corp. Berhad	244,600	75,755
	Genting Berhad	1,654,400	3,509,911
	GHL Systems Berhad	71,317	11,450
	Globetronics Technology Berhad	778,100	64,030
	Glomac Berhad	160,000	69,069
	Gold IS Berhad	215,900	146,151
	Golden Hope Plantations Berhad	415,400	943,388
	Grand United Holdings Berhad	274,800	58,220
	Guiness Anchor Berhad	116,600	185,747
*	Gula Perak Berhad	300,000	11,816
*	GuocoLand (Malaysia) Berhad	486,500	392,694
	Hap Seng Consolidated Berhad	404,900	349,899
*	Harn Len Corporation Berhad	312,800	63,854
	Highlands and Lowlands Berhad	189,600	383,696
	Hock Seng Lee Berhad	48,000	66,442
	Hong Leong Bank Berhad	468,600	803,656
	Hong Leong Financial Group Berhad	309,500	498,633
	Hong Leong Industries Berhad	147,800	168,537
*	Hovid Berhad	395,000	45,215
	Hume Industries (Malaysia) Berhad	99,900	114,876
	Hunza Properties Berhad	97,600	77,480
	Hwang-DBS (Malaysia) Berhad	123,200	82,121
	IGB Corp. Berhad	1,031,500	726,374
	IJM Corp. Berhad	683,550	1,437,497
	IJM Plantations Berhad	455,900	277,793
*	Insas Berhad	358,500	64,050
	Integrated Logistics Berhad	176,700	76,382
	IOI Corp. Berhad	1,144,750	1,639,477
	IOI Properties Berhad	128,800	526,431
*	Jaks Resources Berhad	327,000	88,255
	Jaya Tiasa Holdings Berhad	142,500	160,655
*	Johan Holdings Berhad	95,900	7,165
	Johor Land Berhad	13,950	5,725
	Jotech Holdings Berhad	1,006,100	36,699
	JT International Berhad	10,000	11,398
	K & N Kenanga Holdings Berhad	343,400	106,192
*	Karambunai Corp. Berhad	2,658,900	109,652
	Keck Seng (Malaysia) Berhad	205,400	260,094
	KFC Holdings (Malaysia) Berhad	120,300	228,449
	Kian Joo Can Factory Berhad	370,080	155,978
	Kim Hin Industry Berhad	71,300	28,424
	Kim Loong Resources Berhad	74,800	48,114
	KLCC Property Holdings Berhad	640,000	634,570
	KNM Group Berhad	322,000	416,791
	Knusford Berhad	37,000	17,810
	KPJ Healthcare Berhad	148,500	144,763
	KSL Holdings Berhad	169,700	106,483

	Kuala Lumpur Kepong Berhad	275,850	$ 871,558
*	Kub Malaysia Berhad	790,900	223,952
*	Kuchai Development Berhad	140,800	44,617
	Kulim Malaysia Berhad	197,000	333,126
*	Kumpulan Europlus Berhad	295,800	68,020
	Kumpulan Fima Berhad	141,300	28,436
*	Kumpulan Hartanah Selangor Berhad	460,700	146,827
*	Kurnia Asia Berhad	571,000	168,393
	Kurnia Setia Berhad	15,000	10,361
*	Land & General Berhad	1,077,500	235,979
	Landmarks Berhad	530,200	271,429
*	LBS Bina Group Berhad	400,000	75,372
	Leader Universal Holdings Berhad	482,800	144,512
*	Leong Hup Holdings Berhad	306,100	106,301
	Lingkaran Trans Kota Holdings Berhad	312,600	348,619
*	Lion Corp Berhad	574,900	129,540
	Lion Diversified Holdings Berhad	338,000	984,299
	Lion Industries Corp. Berhad	488,500	260,813
*	Liqua Health Corp. Berhad	200,000	28,924
	Loh and Loh Corp Berhad	10,000	8,990
	London Biscuits Berhad	48,100	20,657
	MAA Holdings Berhad	269,800	143,555
	Magnum Corp. Berhad	1,020,700	818,849
	Malayan Banking Berhad	1,587,300	5,308,865
	Malayan Cement Berhad	1,110,000	518,978
	Malaysia Building Society Berhad	303,800	135,020
	Malaysia Industrial Development Finance Berhad	744,400	398,232
*	Malaysian Airlines System Berhad	240,100	320,091
	Malaysian Bulk Carriers Berhad	486,625	545,060
	Malaysian National Reinsurance Berhad	146,300	210,647
	Malaysian Pacific Industries Berhad	95,900	248,995
*	Malaysian Plantations Berhad	660,300	547,095
*	Malaysian Resources Corp. Berhad	1,208,800	921,807
	Manulife Insurance (M) Berhad	80,100	75,435
	Marco Holdings Berhad	590,000	30,164
*	Matrix International Berhad	79,900	10,479
	MBM Resources Berhad	188,100	165,579
*	Measat Global Berhad	266,000	135,679
*	Mechmar Corp. (Malaysia) Berhad	232,600	31,207
*	Meda, Inc. Berhad	663,500	39,045
	Media Prima Berhad	628,200	487,175
	Mega First Corp. Berhad	145,000	62,022
*	Melewar Industrial Group Berhad	140,133	61,200
*	MEMS Technology Berhad	397,000	66,027
	Metro Kajang Holdings Berhad	31,300	14,594
	Mieco Chipboard Berhad	39,000	10,142
	MISC Berhad	826,100	2,141,090
	MK Land Holdings Berhad	883,100	229,398
	MMC Corp. Berhad	396,400	847,891
*	MoBif Berhad	266,000	36,981
	MTD ACPI Engineering Berhad	166,600	92,313
	MTD Infraperdana Berhad	1,069,100	228,655
	Muhibbah Engineering Berhad	90,000	231,157
*	Mulpha International Berhad	1,197,800	484,081
	Mutiara Goodyear Development Berhad	65,000	14,076
	Naim Cendera Berhad	105,600	173,299
	Naluri Berhad	262,900	52,639
*	Nam Fatt Berhad	209,900	42,086

	NCB Holdings Berhad	89,000	$ 76,090
	Nestle (Malaysia) Berhad	42,900	296,217
	New Straits Times Press (Malaysia) Berhad	139,200	79,740
	Notion VTEC Berhad	464,000	49,625
	NTPM Holdings Berhad	238,500	32,915
	Nylex (Malaysia) Berhad	108,400	45,955
	Oriental Holdings Berhad	346,400	613,335
	OSK Holdings Berhad	480,866	341,579
	OSK Ventures Interantional Berhad	11,000	7,655
	P.I.E. Industrial Berhad	54,600	59,421
	Pacificmas Berhad	134,600	131,943
*	Pan Malaysia Cement Works Berhad	639,000	44,715
	Panasonic Manufacturing Malaysia Berhad	42,000	141,371
	Paramount Corp. Berhad	51,000	36,062
	PBA Holdings Berhad	172,500	61,922
	Pelikan International Corp. Berhad	126,440	165,310
*	Permaju Industries Berhad	220,600	35,433
	Petronas Dagangan Berhad	384,400	931,341
	Petronas Gas Berhad	289,300	876,682
	PJ Development Holdings Berhad	440,000	116,398
	Plus Expressways Berhad	673,200	614,341
*	Pos Malaysia & Services Holdings Berhad	567,400	491,491
	PPB Group Berhad	600,500	1,257,250
	Protasco Berhad	260,000	75,412
	Proton Holdings Berhad	412,200	617,406
	Puncak Niaga Holdings Berhad	224,960	259,319
	QL Resources Berhad	194,400	197,074
*	Ramunia Holdings Berhad	155,000	46,695
	Ranhill Berhad	380,700	339,860
*	Ranhill Utilities Berhad	190,300	146,057
*	RB Land Holdings Berhad	371,300	271,552
	Resorts World Berhad	1,246,000	1,361,695
	RHB Capital Berhad	230,900	356,267
*	Salcon Berhad	220,600	70,273
	Sapuracrest Petroleum Berhad	36,000	19,082
	Sarawak Energy Berhad	663,400	421,500
	Sarawak Oil Palms Berhad	48,100	54,695
	Scientex Inc. Berhad	118,200	46,529
	Scomi Group Berhad	939,400	401,143
	Selangor Dredging Berhad	366,400	105,470
	Shangri-La Hotels (Malaysia) Berhad	297,200	204,835
	Shell Refining Co. Federation of Malaysia Berhad	219,700	685,967
	SHL Consolidated Berhad	202,800	104,763
	Sime Darby Berhad	646,800	1,741,188
	Sime Engineering Services Berhad	134,800	88,252
*	South East Asia Lumber, Inc. Berhad	63,500	8,863
	SP Setia Berhad	475,000	986,305
*	SPK Sentosa Corp. Berhad	20,000	5,003
	Star Publications (Malaysia) Berhad	645,200	629,498
*	Subur Tiasa Holdings Berhad	113,200	132,934
*	Sumatec Resources Berhad	130,300	30,746
	Sunrise Berhad	250,700	246,846
	Sunway City Berhad	279,500	395,928
*	Sunway Holdings, Inc. Berhad	669,400	289,975
	Supermax Corp. Berhad	307,500	196,982
	Suria Capital Holdings Berhad	396,900	170,713
	Ta Ann Holdings Berhad	73,320	148,866
	TA Enterprise Berhad	1,153,600	518,353

*	Talam Corp. Berhad	700,900	$ 65,246
	Tan Chong Motor Holdings Berhad	576,900	204,549
*	Tebrau Teguh Berhad	526,100	216,700
	Tekala Corp. Berhad	89,000	27,949
	Telekom Malaysia Berhad	497,900	1,395,301
	Tenaga Nasional Berhad	631,025	1,815,012
	TH Group Berhad	450,400	89,731
	Thong Guan Industries Berhad	61,800	21,102
*	Time Dotcom Berhad	1,887,800	586,124
*	Time Engineering Berhad	592,700	117,001
	Top Glove Corp. Berhad	117,440	237,499
	Tradewinds (Malaysia) Berhad	147,600	131,603
*	Tradewinds Corp. Berhad	603,200	241,745
	Tradewinds Plantation Berhad	425,100	328,599
*	Transmile Group Berhad	76,800	73,639
	TRC Synergy Berhad	133,400	74,938
	Trengganu Development & Management Berhad	188,700	70,390
	UAC Berhad	22,764	29,791
	Uchi Technologies Berhad	171,300	140,493
	UEM Builders Berhad	437,300	193,806
	UEM World Berhad	445,300	529,779
	UMW Holdings Berhad	253,400	1,011,083
	Unico-Desa Plantations Berhad	924,193	170,035
	Unisem (M) Berhad	464,600	187,229
	United Malacca Rubber Estates Berhad	103,100	166,256
	United Plantations Berhad	97,400	331,583
*	United U-Li Corp. Berhad	155,100	22,153
*	Utama Banking Group Berhad	445,400	312,075
	Utusan Melayu (Malaysia) Berhad	50,400	16,801
	VADS Berhad	13,000	33,692
	VS Industry Berhad	131,145	133,354
	Wah Seong Corp. Berhad	184,500	192,008
*	Weida (Malaysia) Berhad	127,100	31,463
	Worldwide Holdings Berhad	84,200	88,221
	WTK Holdings Berhad	397,750	250,951
	Yi-Lai Berhad	75,400	25,969
	YTL Corp. Berhad	753,200	1,602,915
*	YTL e-Solutions Berhad	713,500	111,995
	YTL Power International Berhad	1,222,032	839,510
	Yu Neh Huat Berhad	365,300	261,251
	Zelan Berhad	193,400	291,769
TOTAL COMMON STOCKS			84,498,789

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Rights 10/03/07	236,205	120,750
*	Salcon Berhad Warrants 05/23/14	55,150	10,868
TOTAL RIGHTS/WARRANTS			131,618

TOTAL — MALAYSIA			84,630,407

MEXICO — (7.7%)
COMMON STOCKS — (7.7%)
#	Alfa S.A.B. de C.V. Series A	514,000	3,696,719
	America Movil S.A.B. de C.V. Series L	1,259,212	3,800,576
	America Movil S.A.B. de C.V. Series L ADR	278,275	16,824,506
* #	Carso Global Telecom S.A. de C.V. Telecom Series A1	973,300	4,631,401
#	Cementos de Mexico S.A.B de C.V. Series B	158,876	514,659

	Cemex S.A.B. de C.V. Sponsored ADR	495,969	$ 16,014,839
#	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	161,189
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	42,260	1,715,756
#	Consorcio ARA S.A. de C.V.	1,051,300	1,590,338
*	Controladora Comercial Mexicana S.A. de C.V. ADR	1,000	55,170
#	Controladora Comercial Mexicana S.A. de C.V. Series B	667,300	1,856,803
* #	Corporacion GEO S.A.B. de C.V. Series B	388,900	2,023,281
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	222,600	583,082
	Corporacion Moctezuma S.A.B. de C.V.	31,000	94,408
*	Desc S.A. de C.V. Series B	7,300	6,352
*	Dine S.A.B. de C.V.	7,300	6,603
#	Embotelladora Arca S.A. de C.V., Mexico	702,829	2,611,800
*	Empresas ICA S.A. de C.V. Sponsored ADR	79,200	1,750,320
*	Empresas ICA S.A.B. de C.V.	294,550	1,627,193
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	225,240	7,847,362
	Gruma S.A. de C.V. ADR	28,400	410,096
	Gruma S.A.B. de C.V. Series B	133,600	478,310
*	Grupo Aeroportuario del Pacifico S.A. de C.V.	66,200	3,341,114
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	452,600	2,257,052
#	Grupo Carso S.A. de C.V. Series A-1	827,000	3,242,637
	Grupo Cementos de Chihuahua S.A. de C.V.	195,954	1,207,551
#	Grupo Continental S.A. de C.V.	244,400	520,566
	Grupo Elektra S.A. de C.V.	51,800	1,027,737
#	Grupo Financiero Banorte S.A.B. de C.V.	1,194,380	4,871,486
#	Grupo Financiero Inbursa S.A. de C.V. Series O	186,587	454,925
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	481,200	2,834,950
#	Grupo Industrial Maseca S.A. de C.V. Series B	44,200	41,464
* #	Grupo Iusacell S.A. de C.V.	12,583	141,991
	Grupo Mexico S.A.B. de C.V. Series B	994,848	6,275,847
#	Grupo Modelo S.A.B. de C.V. Series C	346,400	1,684,434
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	1,012,141
	Grupo Televisa S.A. de C.V. Sponsored ADR	198,320	5,168,219
* #	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	77,887	119,234
	Industrias Bachoco S.A. de C.V. Sponsored ADR	2,500	80,725
*	Industrias CH S.A.B. de C.V. Series B	346,400	1,378,316
#	Industrias Penoles S.A. de C.V.	110,300	1,467,601
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	357,800	1,540,424
#	Organizacion Soriana S.A.B. de C.V. Series B	823,300	2,652,797
	Telefonos de Mexico S.A. de C.V.	105,800	187,281
	Telefonos de Mexico S.A. de C.V. Sponsored ADR	225,025	7,952,383
#	TV Azteca S.A. de C.V. Series A	1,201,900	718,983
	Verzatec S.A. de C.V.	35,000	21,921
	Vitro S.A. de C.V. Sponsored ADR	107,500	753,575
	Vitro S.A.B. de C.V.	177,764	418,913
	Wal-Mart de Mexico SAB de C.V. Series V	1,480,149	5,265,644

TOTAL — MEXICO			124,940,674

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	818,000	59,628
	Aboitiz Equity Ventures, Inc.	2,807,000	391,404
	Ayala Corp. Series A	154,428	1,630,737
	Ayala Land, Inc.	4,348,320	1,352,173
	Banco de Oro Universal Bank	452,760	551,309
	Bank of the Philippine Islands	1,349,216	1,757,433

*	Belle Corp.	4,248,000	$ 105,342
*	Benpres Holdings Corp.	4,725,000	447,833
*	China Banking Corp.	3,430	60,510
*	Digital Telecommunications Phils., Inc.	4,100,000	109,049
	DMCI Holdings, Inc.	753,000	134,674
*	EEI Corp.	1,122,000	112,763
*	Empire East Land Holdings, Inc.	4,900,000	73,323
	Filinvest Development Corp.	863,000	109,722
*	Filinvest Land, Inc.	7,924,687	269,558
	First Philippines Holdings Corp.	375,300	641,710
	International Container Terminal Services, Inc.	953,800	669,280
	Jollibee Food Corp.	554,915	646,263
*	Kuok Philippine Properties, Inc.	1,220,000	11,796
*	Lepanto Consolidated Mining Co. Series B	7,650,000	42,777
	Megaworld Properties & Holdings, Inc.	16,684,600	1,256,703
	Metro Bank & Trust Co.	619,100	734,896
*	Metro Pacific Corp. Series A	225,000	10,056
*	Paxys, Inc.	399,000	126,639
	Petron Corp.	4,660,000	573,707
	Philex Mining Corp.	474,000	58,606
	Philippine Long Distance Telephone Co.	9,640	551,096
	Philippine Long Distance Telephone Co. Sponsored ADR	38,500	2,261,105
*	Philippine Realty & Holdings Corp.	3,990,000	37,464
*	Pilipino Telephone Corp.	2,194,000	333,837
	Rizal Commercial Banking Corp.	203,319	107,155
	Robinson’s Land Corp. Series B	2,165,100	835,703
	Security Bank Corp.	144,600	224,281
	Semirara Mining Corp.	180,600	118,182
	SM Development Corp.	649,200	57,184
	SM Prime Holdings, Inc.	2,511,726	644,637
	Universal Robina Corp.	1,933,200	676,538
TOTAL COMMON STOCKS			17,785,073

RIGHTS/WARRANTS — (0.0%)
*	Ayala Land, Inc. Rights 09/14/07	4,348,320	—

TOTAL — PHILIPPINES			17,785,073

POLAND — (3.2%)
COMMON STOCKS — (3.2%)
	Agora SA	76,537	1,407,565
*	Alchemia SA	58,165	244,493
*	Amica Wronki SA	6,831	55,298
	Apator SA	24,049	191,348
	Asseco Poland SA	45,986	1,344,619
	Bank Millennium SA	452,662	2,017,067
	Bank Pekao SA	59,311	5,180,694
	Bank Przemyslowo Handlowy BPH SA	11,460	3,706,481
	Bank Zackodni WBK SA	19,892	1,798,690
*	Bioton SA	1,023,598	442,382
*	Boryszew SA	35,796	267,057
*	Budimex SA	16,560	467,730
*	Cersanit SA	50,968	714,521
	Debica SA	8,094	303,006
	Decora SA	5,510	90,108
*	Echo Investment SA	45,606	1,455,952
	Elektrobudowa SA	2,716	228,231

*	Elstar Oils SA	17,448	$ 59,208
	Eurocash SA	72,654	260,385
	Fabryki Mebli Forte SA	20,079	69,119
*	Farmacol SA	18,311	320,308
*	Firma Chemiczna Dwory SA	14,369	950,226
*	Getin Holdings SA	294,841	1,389,833
	Grupa Kety SA	15,147	1,162,101
	Grupa Lotos SA	79,953	1,246,630
	Impexmetal SA	6,997	737,896
*	Koelner SA	8,603	156,476
	Kredyt Bank SA	85,074	702,225
*	Kroscienskie Huty Szkla Krosno SA	13,892	39,618
*	Lentex SA	10,470	171,605
*	LPP SA	634	550,352
*	MNI SA	43,384	69,694
	Mondi Packaging Paper Swiecie SA	16,299	514,574
*	Mostostal Export SA	77,841	214,035
	Mostostal Plock SA	1,500	55,297
	Mostostal Siedlce SA	12,309	1,016,938
*	Mostostal Warszawa SA	6,264	100,528
*	Mostostal Zabrze Holding SA	134,151	599,332
*	Netia Holdings SA	271,509	387,175
	NG2 SA	19,820	487,774
*	Opoczno SA	12,360	252,863
*	Optimus SA	21,190	30,270
	Orbis SA	51,290	1,284,800
*	PBG SA	5,784	784,021
*	Pekaes SA	19,118	95,817
	Pfleiderer Grajewo SA	55,729	1,250,581
	Polska Grupa Farmaceutyczna SA	12,886	458,878
*	Polski Koncern Miesny Duda SA	74,051	299,453
*	Polski Koncern Naftowy Orlen SA	414,014	8,489,930
*	Praterm SA	7,866	143,339
	Prokom Software SA	19,044	889,892
	Prosper SA	5,168	39,006
*	Raciborska Fabryka Kotlow SA	61,088	274,764
	Sniezka SA	9,541	213,956
*	Stalexport SA	127,402	209,988
	Ster-Projekt SA	40,847	99,150
	Sygnity SA	10,276	223,408
	Telekomunikacja Polska SA	397,608	3,075,008
	TVN SA	101,916	852,385
*	Vistula SA	8,153	450,837
*	Wilbo Seafood SA	28,058	44,239
*	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	1,009,560
	Zaklady Tluszcowe Kruszwica SA	5,218	94,821
	Zelmer SA	8,748	197,882
TOTAL COMMON STOCKS			51,941,419

RIGHTS/WARRANTS — (0.0%)
*	Optimus SA Rights	21,190	45,461

TOTAL — POLAND			51,986,880

SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
	ABSA Group, Ltd.	185,495	3,384,444

	Adcorp Holdings, Ltd.	38,475	$ 194,302
*	Advtech, Ltd.	340,597	210,440
	Aeci, Ltd.	145,297	1,614,652
	Afgri, Ltd.	271,006	235,394
* #	Aflease Gold, Ltd.	169,085	59,323
#	African Bank Investments, Ltd.	234,973	1,042,595
	African Oxygen, Ltd.	212,458	981,370
*	African Rainbow Minerals, Ltd.	104,132	1,716,985
	AG Industries, Ltd.	180,206	109,718
	Allied Electronics Corp., Ltd.	35,931	207,395
	Allied Technologies, Ltd.	60,152	530,898
	Amalgamated Appliance Holdings, Ltd.	153,579	82,029
	Anglo American Platinum Corp., Ltd.	22,019	2,944,473
	AngloGold Ashanti, Ltd.	5,614	219,780
	AngloGold Ashanti, Ltd. Sponsored ADR	60,847	2,374,858
	Argent Industrial, Ltd.	80,245	219,711
	Aspen Pharmacare Holdings, Ltd.	145,844	724,003
*	AST Group, Ltd.	345,273	45,045
	Astral Foods, Ltd.	42,072	726,232
	Aveng, Ltd.	301,717	2,234,549
	AVI, Ltd.	309,523	845,743
	Barloworld, Ltd.	204,546	3,515,839
	Bell Equipment, Ltd.	64,276	365,366
	Bidvest Group, Ltd.	181,097	3,531,341
	Bytes Technology Group, Ltd.	109,801	272,832
	Capitec Bank Holdings, Ltd.	29,727	154,112
	Cashbuild, Ltd.	22,577	196,035
	Caxton & CTP Publishers & Printers, Ltd.	266,063	590,721
	Ceramic Industries, Ltd.	9,393	230,481
	City Lodge Hotels, Ltd.	38,613	408,416
	Datacentrix Holdings, Ltd.	30,023	20,786
	Datatec, Ltd.	211,245	1,244,020
*	Delta Electrical Industries, Ltd.	28,740	57,233
	Dimension Data Holdings PLC	1,356,656	1,568,518
	Discovery Holdings, Ltd.	315,533	1,193,175
	Distell Group, Ltd.	102,829	906,627
	Distribution & Warehousing Network, Ltd.	104,985	280,014
	Dorbyl, Ltd.	16,666	26,680
*	Durban Roodeport Deep, Ltd.	132,675	73,214
	Ellerine Holdings, Ltd.	112,084	1,176,200
*	Enaleni Pharmaceuticals, Ltd.	103,353	52,847
	Enviroserv Holdings, Ltd.	91,049	159,575
	ERP.com Holdings, Ltd.	201,602	52,794
	Exxaro Resources, Ltd.	222,345	2,271,645
	Famous Brands, Ltd.	40,571	93,649
	FirstRand, Ltd.	1,668,730	5,464,407
	Foschini, Ltd.	144,054	1,176,643
	Gold Fields, Ltd.	64,532	982,611
	Gold Fields, Ltd. Sponsored ADR	205,377	3,113,515
	Gold Reef Resorts, Ltd.	127,868	563,300
	Grindrod, Ltd.	366,245	1,266,336
	Group Five, Ltd.	63,997	497,307
*	Harmony Gold Mining Co., Ltd.	160,475	1,441,500
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	175,200	1,568,040
	Highveld Steel & Vanadilum Corp., Ltd.	22,100	312,663
	Hudaco Industries, Ltd.	19,920	238,747
	Hulamin, Ltd.	70,039	244,296
	Iliad Africa, Ltd.	160,127	482,186

	Illovo Sugar, Ltd.	216,758	$699,490
	Impala Platinum Holdings, Ltd.	177,269	5,280,827
	Imperial Holdings, Ltd.	138,112	2,769,602
	Investec, Ltd.	179,582	2,030,919
	JD Group, Ltd.	130,976	1,278,065
	Johnic Communications, Ltd.	90,231	1,114,814
*	Johnnic Holdings, Ltd.	69,483	148,439
*	Kap International Holdings, Ltd.	54,380	24,825
	Kumba Iron Ore, Ltd.	26,763	780,723
	Lewis Group, Ltd.	96,141	834,359
	Liberty Group, Ltd.	134,564	1,695,376
	Massmart Holdings, Ltd.	177,208	2,290,962
	Medi-Clinic Corp., Ltd.	208,924	636,412
*	Merafe Resources, Ltd.	1,506,731	323,226
	Metair Investments, Ltd.	231,267	437,946
*	Metorex, Ltd.	221,107	706,720
	Metropolitan Holdings, Ltd.	590,115	1,223,388
	Mittal Steel South Africa, Ltd.	192,305	3,333,342
	Mr. Price Group, Ltd.	169,793	636,135
	MTN Group, Ltd.	538,178	8,210,921
	Murray & Roberts Holdings, Ltd.	211,386	2,233,143
	Mustek, Ltd.	68,947	86,842
	Mvelaphanda Group, Ltd.	303,651	437,740
	Nampak, Ltd.	529,580	1,502,755
	Naspers, Ltd. Series N	140,312	3,518,447
	Nedbank Group, Ltd.	146,702	2,776,057
	Network Healthcare Holdings, Ltd.	571,146	1,023,037
	New Clicks Holdings, Ltd.	426,400	914,402
	Northam Platinum, Ltd.	158,318	1,220,139
	Nu-World Holdings, Ltd.	23,372	101,709
	Oceana Group, Ltd.	69,758	177,356
	Omnia Holdings, Ltd.	55,532	578,460
*	Palabora Mining Co., Ltd.	30,650	347,988
	Peregrine Holdings, Ltd.	164,549	423,140
	Pick’n Pay Stores, Ltd.	88,552	412,496
	Pretoria Portland Cement Co., Ltd.	494,165	3,133,582
	Primedia, Ltd. N Shares	88,909	313,177
	PSG Group, Ltd.	169,912	631,441
	Reunert, Ltd.	74,477	698,138
	Sanlam, Ltd.	2,266,649	6,845,707
	Sappi, Ltd.	100,545	1,592,388
	Sappi, Ltd. Sponsored ADR	126,000	2,016,000
	Sasol, Ltd.	1,232	49,736
	Sasol, Ltd. Sponsored ADR	344,900	13,875,327
	Scharrig Mining, Ltd.	145,956	434,843
	Shoprite Holdings, Ltd.	204,360	976,605
	Spur Corp., Ltd.	102,555	142,188
	Standard Bank Group, Ltd.	909,821	13,340,833
	Steinhoff International Holdings, Ltd.	782,496	2,519,602
	Sun International, Ltd.	63,304	1,378,072
	Super Group, Ltd.	227,885	393,457
	Telkom South Africa, Ltd.	105,798	2,615,280
	Telkom South Africa, Ltd. Sponsored ADR	21,100	2,095,652
	The Spar Group, Ltd.	115,927	848,783
*	Tiger Automotive, Ltd.	35,605	62,197
	Tiger Brands, Ltd.	117,634	3,092,888
	Tiger Wheels, Ltd.	43,837	44,889
	Tongaat-Hulett	70,659	989,707

	Tourism Investment Corp., Ltd.	395,790	$149,900
	Trans Hex Group, Ltd.	72,691	137,318
	Trencor, Ltd.	82,523	403,840
	Truworths International, Ltd.	292,215	1,344,840
	UCS Group, Ltd.	175,071	112,922
	Value Group, Ltd.	95,008	29,347
	Wilson Bayly Holme-Ovcon, Ltd.	39,077	558,222
	Woolworths Holdings, Ltd.	580,227	1,601,597

TOTAL — SOUTH AFRICA			169,136,290

SOUTH KOREA — (12.1%)
COMMON STOCKS — (12.1%)
#	Aekyung Petrochemical Co., Ltd.	1,700	70,340
	Amorepacific Corp.	409	289,950
	Asia Cement Manufacturing Co., Ltd.	1,740	148,253
	Asia Paper Manufacturing Co., Ltd.	3,740	70,592
	Bing Grae Co., Ltd.	3,990	170,265
* #	BNG Steel Co., Ltd	5,660	96,480
	Bohae Brewery Co., Ltd.	1,190	35,457
#	Bong Shin Co., Ltd.	20,350	68,125
	Boo Kook Securities Co., Ltd.	4,620	151,978
	Boryung Pharmaceutical Co., Ltd.	664	29,364
#	Bu Kwang Pharmaceutical Co., Ltd.	5,103	159,981
	BYC Co., Ltd.	190	41,912
	Byuck San Corp.	2,700	55,571
	Byuck San Engineering and Construction Co., Ltd.	10,240	83,054
* #	C&Heavy Industries Co., Ltd.	8,840	79,125
* #	C&Woobang Construction Co., Ltd.	9,990	52,920
	Cambridge Members Co., Ltd.	2,300	73,922
* #	Capro Corp.	7,870	64,664
* #	Celrun Co., Ltd.	7,190	44,154
	Cheil Communications, Inc.	1,300	375,589
	Cheil Industrial, Inc.	20,200	1,105,666
* #	Cho Kwang Leather Co., Ltd.	6,000	58,874
	Choil Aluminum Manufacturing Co., Ltd.	3,320	42,348
#	Chong Kun Dang Pharmaceutical Corp.	1,947	58,387
* #	Choongwae Holdings Co., Ltd.	1,206	20,372
	Choongwae Pharmaceutical Corp.	1,058	72,414
#	Chosun Refractories Co., Ltd.	1,530	159,517
	Chungho Comnet Co., Ltd.	2,520	95,440
#	CJ CGV Co., Ltd.	6,000	101,664
#	CJ Corp.	8,769	1,158,858
	Crown Confectionery Co., Ltd.	470	69,894
*	D.I Corp.	13,030	39,925
#	Dae Chang Industrial Co.	3,710	31,458
	Dae Dong Industrial Co., Ltd.	2,250	51,128
#	Dae Hyun Co., Ltd.	27,280	34,022
* #	Dae Sang Corp.	11,527	143,062
	Dae Won Kang Up Co., Ltd.	2,560	57,688
*	Dae Young Packaging Co., Ltd.	110,676	57,285
#	Daeduck Electronics Co., Ltd.	19,510	149,929
#	Daeduck Industries Co., Ltd.	6,900	75,393
	Daegu Bank Co., Ltd.	48,390	901,689
#	Daehan City Gas Co., Ltd.	2,420	109,517
	Daehan Fire & Marine Insurance Co., Ltd.	19,730	162,014
	Daehan Flour Mills Co., Ltd.	520	102,694
*	Daehan Pulp Co., Ltd.	8,160	54,390

	Daehan Synthetic Fiber Co., Ltd.	520	$95,316
#	Daekyo Co., Ltd.	3,430	355,207
	Daelim Industrial Co., Ltd.	14,600	2,442,129
	Daelim Trading Co., Ltd.	3,405	18,813
*	Daerim Corp.	1,660	46,292
	Daesang Farmsco	15,810	44,514
	Daesung Industrial Co., Ltd.	1,500	375,528
#	Daewon Pharmaceutical Co., Ltd.	5,170	72,150
* #	Daewoo Electronic Components Co., Ltd.	4,790	35,507
	Daewoo Engineering & Construction Co., Ltd.	42,110	1,204,518
#	Daewoo International Corp.	9,680	409,529
#	Daewoo Motor Sales Corp.	10,820	544,714
#	Daewoo Securities Co., Ltd.	36,650	1,130,955
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	23,490	1,402,495
	Daewoong Co., Ltd.	1,280	44,028
#	Daewoong Pharmaceutical Co., Ltd.	2,080	152,493
	Dahaam E-Tec Co., Ltd.	1,420	54,048
#	Daishin Securities Co., Ltd.	25,850	879,044
#	Daou Technology, Inc.	12,880	155,074
	DC Chemical Co., Ltd.	5,950	1,039,509
	Digital Power Communications Co., Ltd.	30,360	59,933
*	DigitAll World Co., Ltd.	9,920	51,320
	Dong Ah Tire Industrial Co., Ltd.	5,410	49,213
	Dong Bu Insurance Co., Ltd.	11,170	467,169
#	Dong Wha Pharmaceutical Industries Co.	1,310	101,222
#	Dong-A Pharmaceutical Co., Ltd.	2,940	376,055
#	Dongbang Agro Co., Ltd.	8,450	62,724
	Dongbang Transport Logistics Co., Ltd.	1,680	63,830
#	Dongbu Corp.	8,620	284,065
#	Dongbu HiTek Co., Ltd.	8,398	152,952
#	Dongbu Securities Co., Ltd.	5,482	107,437
#	Dongbu Steel Co., Ltd.	9,340	225,881
	Dong-Il Corp.	502	47,379
	Dongil Paper Manufacturing Co., Ltd.	2,620	47,503
	Dongkuk Steel Mill Co., Ltd.	22,400	1,030,269
	Dongsu Industrial Co., Ltd.	3,910	69,330
	Dongwon F&B Co., Ltd.	1,340	101,390
	Dongwon Industries Co., Ltd.	1,200	75,349
	Dongwon Systems Corp.	31,990	85,621
	Dongyang Engineering & Construction Corp.	1,070	68,313
	Dongyang Mechatronics Corp.	15,860	205,757
* #	Doosan Construction & Engineering Co., Ltd.	17,280	287,423
* #	Doosan Corp.	3,400	539,821
#	Doosan Heavy Industries & Construction Co., Ltd.	15,890	1,525,283
	Doosan Infracore Co., Ltd.	14,450	526,004
*	DPI Co., Ltd.	2,311	41,511
	Ducsung Co., Ltd.	5,510	21,145
* #	DuzonBIzon Co., Ltd.	17,060	39,381
#	E1 Corp.	2,550	393,107
*	Eagon Industrial Co., Ltd.	2,210	69,792
*	En Paper Manufacturing Co., Ltd.	6,220	23,849
	e-Starco Co., Ltd.	25,580	25,268
	F&F Co., Ltd.	6,240	34,220
* #	First Fire & Marine Insurance Co., Ltd.	15,260	185,912
* #	Firstech Co., Ltd.	7,616	14,309
#	FNC Kolon Corp.	2,500	66,848
*	Foosung Co., Ltd.	11,953	74,987
	Fursys, Inc.	5,170	146,157

	Gaon Cable Co., Ltd.	1,270	$68,442
#	GIIR, Inc.	6,130	93,706
	Global & Yuasa Battery Co., Ltd.	5,630	46,181
	Green Cross Corp.	1,010	96,804
* #	Green Cross Corp.	2,001	180,138
* #	Green Fire Marine Insurance Co., Ltd.	3,560	87,657
	GS Engineering & Construction Corp.	11,230	1,770,337
	GS Holdings Corp.	34,000	1,756,884
	Gwangju Shinsegae Co., Ltd.	520	97,219
#	Hae In Co., Ltd.	11,740	82,367
#	Halla Climate Control Corp.	36,660	413,544
#	Halla Engineering & Construction Corp.	4,270	117,680
	Han All Pharmaceutical Co., Ltd.	15,710	81,537
#	Han Kuk Carbon Co., Ltd.	6,400	61,708
	Han Wha Corp.	15,910	1,023,449
	Han Yang Securities Co., Ltd.	4,430	95,423
	Hana Financial Group, Inc.	40,634	1,921,639
	Handok Pharmaceuticals Co., Ltd.	2,270	60,509
#	Handsome Corp.	9,740	146,789
#	Hanil Cement Manufacturing Co., Ltd.	2,160	249,073
	Hanil Construction Co., Ltd.	2,570	63,799
	Hanil E-Wha Co., Ltd.	14,390	47,977
*	Hanjin Heavy Industries and Construction Co., Ltd.	14,614	1,253,837
	Hanjin Heavy Industry Co., Ltd.	5,405	245,700
#	Hanjin Shipping Co., Ltd.	28,480	1,592,497
#	Hanjin Transportation Co., Ltd.	4,350	245,599
	Hankook Cosmetics Co., Ltd.	16,530	66,916
	Hankook Shell Oil Co., Ltd.	470	41,583
	Hankook Tire Manufacturing Co., Ltd.	46,450	1,017,378
	Hankuk Electric Glass Co., Ltd.	1,890	45,541
	Hankuk Glass Industries, Inc.	3,640	151,101
#	Hankuk Paper Manufacturing Co., Ltd.	1,760	86,273
#	Hanmi Capital Co., Ltd.	4,820	85,833
#	Hanmi Pharm Co., Ltd.	1,905	310,671
	Hansae Co., Ltd.	16,030	129,725
#	Hanshin Construction Co., Ltd.	2,840	94,487
* #	Hanshin Development & Power Co., Ltd.	14,490	41,984
	Hansol Chemical Co., Ltd.	5,000	63,693
#	Hansol CSN Co., Ltd.	27,060	95,770
#	Hansol LCD, Inc.	1,270	60,721
* #	Hansol Paper Co., Ltd.	14,580	252,602
#	Hanssem Co., Ltd.	12,590	87,205
	Hanwha Chemical Corp.	36,340	951,278
* #	Hanwha Non-Life Insurance Co., Ltd.	8,486	181,235
	Hanwha Securities Co., Ltd.	14,580	282,717
	Hanwha Timeworld Co., Ltd.	2,210	44,471
	Heung-A Shipping Co., Ltd.	18,040	81,422
	Hite Brewery Co., Ltd.	3,950	514,895
	Honam Petrochemical Corp.	7,949	1,226,886
#	Hotel Shilla, Ltd.	18,780	500,165
*	HS R&A Co., Ltd.	2,540	42,781
#	Huchems Fine Chemical Corp.	5,680	153,128
*	Huneed Technologies	3,778	51,139
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,930	77,183
	Husteel Co., Ltd.	2,840	77,218
	Hwa Sung Industrial Co.	4,820	99,083
* #	Hwacheon Machine Tool Co., Ltd.	1,740	114,447
#	Hwashin Co., Ltd.	12,790	47,701

* #	Hynix Semiconductor, Inc.	30,510	$1,099,317
	Hyosung T & C Co., Ltd.	14,920	1,091,262
#	Hyundai Auton Co., Ltd.	26,010	205,181
#	Hyundai Cement Co., Ltd.	2,340	131,331
*	Hyundai Corp.	4,310	130,796
	Hyundai Department Store Co., Ltd.	6,680	754,793
#	Hyundai Department Store H & S Co., Ltd.	1,490	158,084
	Hyundai Development Co.	20,160	1,803,742
#	Hyundai DSF Co., Ltd.	5,140	73,635
#	Hyundai Elevator Co., Ltd.	2,520	436,150
*	Hyundai Engineering & Construction Co., Ltd.	9,180	740,973
	Hyundai Heavy Industries Co., Ltd.	8,150	3,211,505
#	Hyundai Hysco	24,990	339,353
#	Hyundai Marine & Fire Insurance Co., Ltd.	28,430	581,229
#	Hyundai Merchant Marine Co., Ltd.	26,331	1,392,652
	Hyundai Mipo Dockyard Co., Ltd.	3,190	944,553
	Hyundai Mobis	15,407	1,656,488
	Hyundai Motor Co., Ltd.	44,350	3,286,374
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,230	59,028
#	Hyundai Securities Co., Ltd.	63,260	1,927,933
#	Hyundai Steel Co.	27,650	2,211,961
*	IB Sports, Inc.	1,200	8,968
* #	IHQ, Inc.	8,010	27,217
	Il Dong Pharmaceutical Co., Ltd.	2,054	109,095
	Il Yang Pharmaceutical Co., Ltd.	2,070	176,175
	Iljin Diamond Co., Ltd.	2,000	43,664
#	Iljin Electric, Ltd.	16,140	139,265
	Ilsung Pharmaceutical Co., Ltd.	800	114,621
#	InziControls Co., Ltd.	4,010	30,443
	ISU Chemical Co., Ltd.	3,470	57,327
	Isupetasys Co., Ltd.	14,910	24,859
#	Jahwa Electronics Co., Ltd.	8,280	61,280
	Jeil Mutual Savings Bank	3,200	32,013
	Jeil Pharmaceutical Co.	3,800	43,495
#	Jeonbuk Bank, Ltd.	15,864	164,501
	Jinheung Mutual Savings Bank Co., Ltd.	7,677	48,273
	Joongang Construction Co., Ltd.	2,430	52,109
#	K.C. Tech Co., Ltd.	11,319	77,576
#	Kangwon Land, Inc.	27,920	669,241
	KCC Corp.	2,610	1,335,071
* #	KCTC	1,450	60,132
#	Keangnam Enterprises, Ltd.	5,190	232,874
*	KEC Corp.	16,042	20,577
*	KEC Holdings Co., Ltd.	5,347	10,761
	Keyang Electric Machinery Co., Ltd.	15,560	51,731
#	KG Chemical Corp.	4,650	59,476
* #	Kia Motors Corp.	107,740	1,456,825
* #	KIRIN Co., Ltd.	33,750	44,358
#	KISWIRE, Ltd.	2,690	130,679
*	Koas Well Co., Ltd.	12,000	66,391
	Kodenshi Korea Corp.	11,990	42,201
#	Kolon Engineering & Construction Co., Ltd.	5,450	93,436
* #	Kolon Industries, Inc.	4,676	172,541
	Kookmin Bank	11,530	935,306
	Kookmin Bank Sponsored ADR	50,940	4,149,063
#	Korea Cast Iron Pipe Co., Ltd.	9,870	74,859
*	Korea Circuit Co.	3,970	17,394
	Korea Development Co., Ltd.	3,680	109,577

	Korea Development Leasing Corp.	1,560	$99,616
	Korea Electric Power Corp.	27,510	1,228,145
	Korea Electric Power Corp. Sponsored ADR	46,100	1,038,633
#	Korea Electric Terminal Co., Ltd.	4,550	120,970
	Korea Exchange Bank	40,430	640,357
#	Korea Export Packing Industries Co., Ltd.	4,160	62,282
* #	Korea Express Co., Ltd.	5,093	656,782
#	Korea Fine Chemical Co., Ltd.	1,433	150,476
#	Korea Flange Co., Ltd.	2,740	48,143
	Korea Gas Corp.	11,540	707,801
	Korea Investment Holdings Co., Ltd.	16,620	1,070,028
#	Korea Iron & Steel Co., Ltd.	3,810	364,744
#	Korea Kolmar Co., Ltd.	6,410	27,989
#	Korea Komho Petrochemical Co., Ltd.	8,650	680,354
	Korea Line Corp.	3,360	637,487
	Korea Mutual Savings Bank	2,080	65,818
#	Korea Petrochemical Industry Co., Ltd.	2,920	235,291
	Korea Polyol Co., Ltd.	1,142	87,766
#	Korea Reinsurance Co., Ltd.	22,949	311,313
#	Korea Zinc Co., Ltd.	4,930	988,560
	Korean Air Co., Ltd.	20,949	1,418,472
#	Korean Air Terminal Service Co., Ltd.	1,600	108,717
	Korean French Banking Corp.	23,410	61,911
* #	KP Chemical Corp.	17,680	225,048
	KPC Holdings Corp.	1,163	80,390
	KT Corp.	19,320	916,529
	KT Corp. Sponsored ADR	15,800	376,356
	KT Freetel, Ltd.	54,000	1,754,843
	KT&G Corp.	27,400	2,083,363
*	KTB Network, Ltd.	19,130	171,481
#	Kukdo Chemical Co., Ltd.	2,150	77,399
	Kumho Electronics Co., Ltd.	2,751	111,334
#	Kumho Industrial Co., Ltd.	12,460	892,494
#	Kumho Investment Bank	3,100	39,264
#	Kumho Tire Co., Inc.	22,000	372,238
	Kumkang Industrial Co., Ltd.	4,780	80,318
* #	Kun Wha Pharmaceutical Co., Ltd.	1,810	49,473
	Kunsul Chemical Industrial Co., Ltd.	1,950	48,834
	Kwang Dong Pharmaceutical Co., Ltd.	18,500	104,822
	Kyeryong Construction Industrial Co., Ltd.	2,420	155,981
#	Kyobo Securities Co., Ltd.	12,480	347,095
*	Kyungbang Co., Ltd.	350	102,705
	Kyungnam Energy Co., Ltd.	8,290	36,317
#	LG Chemical, Ltd.	25,230	2,625,361
	LG Corp.	37,630	2,159,990
	LG Dacom Corp.	18,600	485,609
	LG Electronics, Inc.	44,150	3,387,427
	LG Fashion Corp.	8,772	260,887
#	LG Household & Healthcare Co., Ltd.	2,460	375,099
#	LG International Corp.	14,808	491,175
* #	LG Life Sciences, Ltd.	3,940	228,290
#	LG Petrochemical Co., Ltd.	15,010	726,165
* #	LG Phillips LCD Co., Ltd.	38,000	1,616,526
#	LIG Non-Life Insurance Co., Ltd.	17,520	483,590
#	Lotte Chilsung Beverage Co., Ltd.	350	537,757
#	Lotte Confectionary Co., Ltd.	519	884,360
* #	Lotte Midopa Co., Ltd.	11,160	173,871
#	Lotte Sam Kang Co., Ltd.	548	151,537

	LS Cable, Ltd.	12,490	$1,282,485
#	LS Industrial Systems Co., Ltd.	4,680	267,645
*	Maniker Co., Ltd.	40,030	43,318
#	Meritz Fire Marine Insurance Co., Ltd.	28,549	284,343
	Meritz Securities Co., Ltd.	10,350	155,635
	Miwon Commercial Co., Ltd.	1,060	54,804
*	Monalisa Co., Ltd.	35,010	40,340
	Moorim Paper Co., Ltd.	6,190	88,257
	Motonic Corp.	590	49,174
	Namhae Chemical Corp.	15,890	122,878
* #	Namkwang Engineering & Construction Co., Ltd.	5,990	112,674
	Namyang Dairy Products Co., Ltd.	220	230,561
* #	Nasan Co., Ltd.	2,220	61,919
* #	NCsoft Corp.	4,710	391,653
	Nexen Corp.	1,550	61,921
#	Nexen Tire Corp.	4,420	238,008
#	NH Investment & Securities Co., Ltd.	9,570	173,425
	Nong Shim Co., Ltd.	1,800	460,535
	Nong Shim Holdings Co., Ltd.	1,470	140,720
	Noroo Paint Co., Ltd.	3,854	27,092
* #	Orientbio, Inc.	15,820	38,293
	ORION Corp.	850	230,312
	Ottogi Corp.	1,220	210,638
#	Pacific Corp.	2,430	482,598
	Pang Rim Co., Ltd.	2,820	73,061
*	Pantech & Curitel Communications, Inc.	985	—
*	Pantech Co., Ltd.	1,313	—
	PaperCorea, Inc.	7,930	81,934
#	Pohang Coated Steel Co., Ltd.	3,350	88,539
	Poong Lim Industrial Co., Ltd.	10,310	108,917
#	Poong San Corp.	10,780	293,056
	POSCO	4,270	2,613,163
	POSCO ADR	68,440	10,492,536
* #	Prime Entertainment Co., Ltd.	7,140	6,939
#	Pulmuone Co., Ltd.	1,810	86,531
	Pum Yang Construction Co., Ltd.	3,390	68,561
	Pusan Bank	53,210	991,556
#	Pusan City Gas Co., Ltd.	5,070	152,310
*	Pyung Hwa Holdings Co., Ltd.	5,365	17,519
	Pyung Hwa Industrial Co., Ltd.	2,682	16,619
*	RNL BIO Co., Ltd.	3,275	7,330
#	S&T Corp.	2,639	149,126
#	S&T Daewoo Co., Ltd.	3,680	162,671
	S&T Dynamics Co., Ltd.	8,916	142,571
* #	S&T Motors Co., Inc.	31,290	49,306
#	S1 Corp.	5,140	280,987
*	Saehan Industries, Inc.	15,040	190,493
*	Saehan Media Corp.	21,660	55,122
#	Sam Jin Pharmaceutical Co., Ltd.	646	38,758
	Sam Kwang Glass Industrial Co., Ltd.	2,130	91,881
#	Sambu Construction Co., Ltd.	2,890	203,958
#	Samchully Co., Ltd.	1,200	280,083
* #	Samho International Co., Ltd.	4,837	141,624
	Samhwa Crown and Closure Co., Ltd.	1,770	55,867
	Samhwa Paints Industrial Co., Ltd.	9,710	40,167
* #	Samick Musical Instruments Co., Ltd.	22,800	24,418
*	Samick THK Co., Ltd.	11,860	61,350
	Samil Pharmaceutical Co., Ltd.	2,090	47,630

	Samsung Climate Control Co., Ltd.	4,190	$43,249
	Samsung Corp.	75,610	5,147,045
#	Samsung Electro-Mechanics Co., Ltd.	31,580	1,746,328
	Samsung Electronics Co., Ltd.	23,700	14,940,241
	Samsung Engineering Co., Ltd.	9,610	1,106,156
#	Samsung Fine Chemicals Co., Ltd.	8,180	461,624
	Samsung Fire and Marine Insurance, Ltd.	9,700	1,886,597
	Samsung Heavy Industries Co., Ltd.	52,700	2,657,478
#	Samsung SDI Co., Ltd.	19,231	1,264,109
#	Samsung Securities Co., Ltd.	23,430	1,997,090
	Samsung Techwin Co., Ltd.	10,610	765,890
	Samwhan Corp.	3,010	106,660
	Samyang Corp.	2,240	174,384
*	Samyang Foods Co., Ltd.	1,990	43,349
	Samyang Genex Co., Ltd.	1,020	113,168
	Samyang Tongsang Co., Ltd.	720	26,034
#	Samyoung Electronics Co., Ltd.	6,570	66,816
*	SAVEZONE I&C Corp.	16,940	66,534
*	SC Engineering Co., Ltd.	3,275	22,896
#	Seah Besteel Corp.	10,240	264,041
#	Seah Holdings Corp.	980	150,320
	Seah Steel Corp.	2,230	146,592
* #	Sean Co., Ltd.	19,380	37,524
	Sebang Co., Ltd.	5,060	93,342
	Sejong Industrial Co., Ltd.	6,520	46,166
	Sempio Foods Co.	2,280	55,988
	Seoul City Gas Co., Ltd.	1,090	112,481
#	Seoul Securities Co., Ltd.	173,397	529,007
* #	Serim Paper Manufacturing Co., Ltd.	4,750	92,659
* #	Seshin Co., Ltd.	2,000	5,712
* #	Sewon Cellontech Co., Ltd.	10,964	119,447
* #	Sewoo Global Co., Ltd.	23,010	28,281
#	Shin Heung Securities Co., Ltd.	4,078	63,493
#	Shin Won Corp.	1,350	45,345
	Shin Young Securities Co., Ltd.	2,980	195,383
	Shinhan Engineering & Construction Co., Ltd.	4,013	120,257
	Shinhan Financial Group Co., Ltd.	32,360	1,983,996
	Shinhan Financial Group Co., Ltd. ADR	14,010	1,737,240
	Shinpoong Pharmaceutical Co., Ltd.	1,300	42,276
	Shinsegae Co., Ltd.	2,579	1,704,374
#	Shinsegae Engineering & Construction Co., Ltd.	870	41,647
* #	Shinsegae Internet & Commerce Co., Ltd.	1,000	88,757
#	Shinsung Engineering Co., Ltd.	6,720	33,598
* #	Silla Trading Co., Ltd.	11,190	117,436
#	Sindo Ricoh Co., Ltd.	3,220	244,836
#	SJM Co., Ltd.	7,780	51,357
#	SK Chemicals Co., Ltd.	7,184	568,378
	SK Corp., Ltd.	14,497	2,230,065
*	Sk Energy Co., Ltd.	35,494	4,860,896
	SK Gas Co., Ltd.	2,600	222,139
* #	SK Networks Co., Ltd.	28,000	680,441
	SK Telecom Co., Ltd.	3,590	787,904
	SK Telecom Co., Ltd. ADR	38,100	1,042,797
#	SKC Co., Ltd.	10,040	331,615
	SL Corp.	3,300	33,683
	S-Oil Corp.	7,710	621,454
#	Solomon Mutual Savings Bank	3,406	59,735
* #	Ssangyong Cement Industry Co., Ltd.	32,097	563,460

*	Ssangyong Corp.	948	$18,551
* #	Ssangyong Motor Co.	37,280	227,731
#	STX Corp.	8,080	692,157
#	STX Engine Co., Ltd.	6,000	387,027
#	STX Shipbuilding Co., Ltd.	13,986	870,558
*	Sudo Pharmaceutical Industry Co., Ltd.	12,580	20,795
	Suheung Capsule Co., Ltd.	2,500	20,335
	Sung Bo Chemicals Co., Ltd.	1,020	47,235
	Sung Chang Enterprise Co., Ltd.	2,780	98,491
* #	Sung Shin Cement Co., Ltd.	5,820	118,470
	Sungjee Construction Co., Ltd.	2,570	50,158
* #	Sungwon Corp.	8,110	139,843
	Sunjin Co., Ltd.	1,240	51,539
#	Sunkyong Securities Co., Ltd.	108,810	481,833
#	Tae Kwang Industrial Co., Ltd.	160	252,371
	Tae Kyung Industrial Co., Ltd.	10,960	50,324
	Taegu Department Store Co., Ltd.	4,530	83,426
	Taeyoung Engineering & Contruction	26,000	345,920
	Tai Han Electric Wire Co., Ltd.	19,660	942,476
	Tai Lim Packaging Industries Co., Ltd.	4,710	61,737
*	Taihan Textile Co., Ltd.	620	32,555
#	Telcoware Co., Ltd.	2,000	23,563
#	Tong Yang Investment Bank	34,062	643,906
* #	Tong Yang Major Corp.	14,865	194,622
#	Tong Yang Moolsan Co., Ltd.	6,560	67,940
*	TRYBRANDS, Inc.	5,000	27,380
#	TS Corp.	1,070	51,784
* #	Uangel Corp.	6,570	65,798
*	Uni Chem Co., Ltd.	21,050	27,362
	Unid Co., Ltd.	2,000	85,457
	Union Steel Manufacturing Co., Ltd.	2,780	84,454
* #	Uniquest Corp.	7,000	49,143
*	VGX International, Inc.	4,574	29,781
#	Whanin Pharmaceutical Co., Ltd.	3,640	68,729
#	Woongjin Coway Co., Ltd.	11,370	357,527
* #	Woongjin Thinkbig Co, Ltd.	6,469	122,720
#	Woongjin.Com Co., Ltd.	2,290	40,966
#	Woori Investment & Securities Co., Ltd.	51,484	1,446,107
	WooSung Feed Co., Ltd.	20,370	46,231
	YESCO Co., Ltd.	2,210	90,585
	Yoosung Enterprise Co., Ltd.	9,370	48,705
#	Youlchon Chemical Co., Ltd.	8,320	97,544
	Youngone Corp.	13,910	143,160
	Youngpoong Corp.	500	340,322
#	Yuhan Corp.	3,240	707,750
	Yuhwa Securities Co., Ltd.	4,570	113,289
* #	Yungjin Pharm Co., Ltd.	13,000	26,741
*	Yuyang Telecom Co., Ltd.	2,250	32,104
	YUYU, Inc.	2,440	52,876
TOTAL COMMON STOCKS			196,141,599

RIGHTS/WARRANTS — (0.0%)
*	Hanil Construction Co., Ltd. Rights 09/20/07	663	5,229
*	S&T Corp. Rights 09/20/07	274	4,870
*	Yungjin Pharmaceutical Co., Ltd. Rights 09/28/07	2,786	1,411
TOTAL RIGHTS/WARRANTS			11,510

TOTAL — SOUTH KOREA			196,153,109

TAIWAN — (10.9%)
COMMON STOCKS — (10.9%)
*	A.G.V. Products Corp.	242,000	$109,163
	Aaeon Technology, Inc.	14,699	40,870
	Ability Enterprise Co., Ltd.	122,027	239,068
*	Abocom Systems, Inc.	91,000	61,896
*	Acbel Polytech, Inc.	225,300	144,498
*	Accton Technology Corp.	423,000	207,990
	Acer, Inc.	1,124,657	1,977,942
	Advanced Semiconductor Engineering, Inc.	599,980	593,105
	Advanced Semiconductor Engineering, Inc. ADR	42,702	213,514
	Advantech Co., Ltd.	86,124	260,942
	Allis Electric Co., Ltd.	207,000	65,932
*	Altek Corp.	82,145	181,877
	Ampoc Far East Co., Ltd.	77,250	37,725
	Amtran Technology Co., Ltd.	183,390	282,827
	Apex Biotechnology Corp.	42,900	108,014
	Arima Communication Corp.	151,383	120,829
*	Arima Computer Corp.	552,000	134,761
	Arima Optoelectronics Corp.	103,520	143,360
	Asia Cement Corp.	1,099,351	1,542,091
	Asia Chemical Corp.	133,000	63,221
	Asia Polymer Corp.	131,000	85,409
*	Asia Vital Components Co., Ltd.	115,000	117,183
	Asustek Computer, Inc.	1,130,779	3,374,566
	Aten International Co., Ltd.	29,103	142,476
	AU Optronics Corp.	1,396,660	2,037,307
	AU Optronics Corp. Sponsored ADR	105,151	1,544,678
	Audix Co., Ltd.	75,137	72,804
	Aurora Corp.	110,160	115,795
	Avermedia Technologies, Inc.	62,293	124,080
	Avision, Inc.	96,377	56,779
	Awea Mechantronic Co., Ltd.	23,100	59,504
	Bank of Kaohsiung Co., Ltd.	276,000	193,183
	Basso Industry Corp., Ltd.	59,427	81,446
*	Behavior Tech Computer Corp.	211,000	118,342
*	Benq Corp.	1,609,850	754,901
	Bes Engineering Corp.	921,000	292,394
	Biostar Microtech International Corp.	76,377	80,091
	C Sun Manufacturing, Ltd.	56,435	38,287
*	Carnival Industrial Corp.	120,000	33,318
*	Catcher Co., Ltd.	117,860	942,475
	Cathay Chemical Works, Inc.	98,000	41,078
	Cathay Financial Holdings Co., Ltd.	999,058	2,223,524
	Cathay Real Estate Development Co., Ltd.	604,000	281,919
	Central Reinsurance Co., Ltd.	313,950	143,686
*	Chain Qui Development Co., Ltd.	74,000	121,542
*	Champion Building Materials Co., Ltd.	124,000	65,156
	Chang Hwa Commercial Bank	3,026,000	1,898,194
*	Chang Type Industrial Co., Ltd.	49,000	24,832
	Charoen Pokphand Enterprises Co., Ltd.	47,000	26,627
	Cheng Loong Corp.	689,000	269,233
	Cheng Shin Rubber Industry Co., Ltd.	409,406	751,287
	Cheng Uei Precision Industry Co., Ltd.	133,382	326,770
	Chenming Mold Industrial Corp.	94,294	34,572
	Chi Mei Optoelectronic Corp.	2,082,028	2,108,054

*	Chia Her Industrial Co., Ltd.	140,000	$13,955
*	Chia Hsin Cement Corp.	393,000	306,233
	Chicony Electronics Co., Ltd.	157,575	315,629
*	Chien Shing Stainless Steel Co., Ltd.	191,000	63,208
	Chilisin Electronics Corp.	70,377	53,219
	China Airlines	1,525,615	598,322
	China Chemical & Pharmaceutical Co.	120,000	77,557
	China Development Financial Holding Corp.	5,720,690	2,332,868
	China Ecotek Corp.	60,000	79,905
	China Electric Manufacturing Co., Ltd.	239,220	123,954
*	China General Plastics Corp.	313,000	80,910
	China Glaze Co., Ltd.	109,620	55,525
	China Hi-Ment Corp.	74,520	81,124
*	China Life Insurance Co., Ltd.	540,000	303,629
*	China Man-Made Fiber Co., Ltd.	713,662	271,600
	China Metal Products Co., Ltd.	79,469	117,994
	China Motor Co., Ltd.	545,716	483,940
*	China Petrochemical Development Corp.	1,444,000	646,054
	China Steel Chemical Corp.	73,332	168,447
	China Steel Corp.	2,068,233	2,812,088
	China Steel Structure Co., Ltd.	67,000	37,837
	China Synthetic Rubber Corp.	244,000	308,593
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	52,595
*	Chinatrust Financial Holdings Co., Ltd.	2,721,243	2,046,689
*	Chinese Maritime Transport, Ltd.	78,600	267,401
	Ching Feng Home Fashions Industries Co., Ltd.	137,700	74,850
	Chin-Poon Industrial Co., Ltd.	183,000	180,610
	Chroma Ate, Inc.	92,662	233,711
	Chun Yu Works & Co., Ltd.	130,000	40,813
	Chun Yuan Steel Industrial Co., Ltd.	349,482	146,254
	Chung Hsin Electric & Machinery Co., Ltd.	244,000	269,443
	Chung Hung Steel Corp.	549,000	251,568
	Chung Hwa Pulp Corp.	306,000	170,806
*	Chungwa Picture Tubes Co., Ltd.	4,747,604	1,220,479
*	Clevo Co.	247,520	434,500
*	CMC Magnetics Corp.	2,288,000	1,004,898
	Collins Co., Ltd.	258,000	96,525
	Compal Communications, Inc.	64,995	153,017
	Compal Electronics, Inc.	1,996,400	2,210,143
	Compeq Manufacturing Co., Ltd.	817,000	350,837
	Continental Engineering Corp.	469,667	272,197
	Cosmo Electronics Corp.	45,000	57,770
*	Cosmos Bank Taiwan	1,012,000	169,476
	CTCI Corp.	302,574	231,350
	CX Technology Co., Ltd..	80,579	59,223
	Cybertan Technology, Inc.	86,840	266,973
	Cyntec Co., Ltd.	61,408	105,769
	Da-Cin Construction Co., Ltd.	129,809	58,803
	Data Systems Consulting Co., Ltd.	54,976	72,453
*	Delpha Construction Co., Ltd.	199,000	56,685
	Delta Electronics Industrial Co., Ltd.	325,731	1,214,473
	Depo Auto Parts Industrial Co., Ltd.	67,634	254,450
	Diamond Flower Electric Instrument Co., Ltd.	32,252	96,335
	D-Link Corp.	288,568	637,012
*	E.Sun Financial Holding Co., Ltd.	2,152,255	1,136,263
*	Eastern Media International	691,922	171,470
	Eclat Textile Co., Ltd.	84,371	52,501

	Edom Technology Co., Ltd.	101,600	$66,501
	Elan Microelectronics Corp.	179,974	339,629
	Elite Material Co., Ltd.	114,750	60,269
	Elite Semiconductor Memory Technology, Inc.	87,331	241,391
	Elitegroup Computer Systems Co., Ltd.	796,460	516,153
	Enlight Corp.	205,998	68,399
*	EnTie Commercial Bank	1,045,000	244,603
	Epistar Corp.	100,224	471,484
	Eten Information Systems, Ltd.	59,914	87,535
	Eternal Chemical Co., Ltd.	242,820	282,699
*	Eva Airways Corp.	1,524,245	563,401
	Everest Textile Co., Ltd.	303,064	80,728
	Evergreen International Storage & Transport Corp.	695,000	354,299
	Evergreen Marine Corp., Ltd.	1,147,170	742,743
	Everlight Chemical Industrial Corp.	158,000	123,829
	Everlight Electronics Co., Ltd.	71,991	312,723
*	Everspring Industry Co., Ltd.	142,000	49,202
	Evertop Wire Cable Corp.	95,676	33,980
	Excel Cell Electronics Co., Ltd.	51,000	32,711
	Far East Textile, Ltd.	1,687,103	1,983,950
	Far Eastern Department Stores, Ltd.	623,854	622,402
	Far Eastern International Bank	1,242,265	555,298
	Federal Corp.	232,833	158,337
	Feng Hsin Iron & Steel Co., Ltd.	224,700	303,272
	Feng Tay Enterprise Co., Ltd.	253,808	216,123
	First Copper Technology Co., Ltd.	208,000	85,419
	First Financial Holding Co., Ltd.	3,351,093	2,316,650
	First Hotel	118,870	137,110
*	First Steamship Co., Ltd.	73,000	177,284
	Flytech Technology Co., Ltd.	23,000	115,720
	Formosa Chemicals & Fiber Co., Ltd.	1,095,830	2,668,505
*	Formosa Epitaxy, Inc.	60,000	83,433
	Formosa International Hotels Corp.	22,078	188,050
	Formosa Plastics Corp.	1,196,271	2,971,780
	Formosa Taffeta Co., Ltd.	579,460	658,232
	Formosan Rubber Group, Inc.	236,000	145,467
	Fortune Electric Co., Ltd.	87,000	146,537
	Fortune Information Systems Corp.	112,350	51,303
	Foxconn Technology Co., Ltd.	93,518	850,003
	Fubon Financial Holding Co., Ltd.	2,337,000	2,014,960
*	Fuh-Hwa Financial Holding Co., Ltd.	313,292	178,660
	Fwuson Industry Co., Ltd.	166,000	56,113
	G Shank Enterprise Co., Ltd.	48,048	80,461
*	G.T.M. Corp.	62,000	50,167
	Gem Terminal Industries Co., Ltd.	45,132	59,554
	Giant Manufacture Co., Ltd.	112,000	268,064
*	Giga Storage Corp.	124,000	43,367
	Giga-Byte Technology Co., Ltd.	530,750	483,581
	Globe Union Industrial Corp.	86,229	101,897
	Gold Circuit Electronics, Ltd.	271,000	245,569
	Goldsun Development & Construction Co., Ltd.	876,196	496,073
	Good Will Instrument Co., Ltd.	63,000	59,269
	Gordon Auto Body Parts Co., Ltd.	107,150	50,820
*	Grand Pacific Petrochemical Corp.	391,000	149,851
	Grape King, Inc.	106,000	89,555
	Great China Metal Industry Co., Ltd.	144,000	75,188
	Great Taipei Gas Co., Ltd.	258,000	123,799
	Great Wall Enterprise Co., Ltd.	247,729	353,131

	Greatek Co., Ltd.	128,286	$200,041
	Hanpin Co., Ltd.	80,000	69,855
	Hey Song Corp.	303,000	131,955
	High Tech Computer Corp.	91,936	1,248,945
	Highwealth Construction Corp.	153,893	196,130
*	Hitron Technologies, Inc.	98,000	40,181
*	Ho Tung Holding Corp.	379,000	132,184
*	Hocheng Corp.	297,000	143,130
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	51,268
	Hon Hai Precision Industry Co., Ltd.	889,764	6,603,197
	Hong Tai Electric Industrial Co., Ltd.	194,000	219,632
	Hong Yi Fiber Industry Co., Ltd.	148,000	44,320
	Honmyue Enterprise Co., Ltd.	116,000	35,401
	Hota Industrial Manufacturing Co., Ltd.	27,600	38,974
	Hotai Motor Co., Ltd.	206,000	527,488
	Hsin Kuang Steel Co., Ltd.	104,331	78,418
	Hsing Ta Cement Co., Ltd.	296,000	104,893
	Hua Eng Wire & Cable Co., Ltd.	314,000	110,746
	Hua Nan Financial Holding Co., Ltd.	2,118,040	1,398,005
	Huang Hsiang Construction Corp.	71,000	149,553
	Hung Ching Development & Construction Co., Ltd.	127,000	59,138
	Hung Poo Construction Corp.	177,760	189,099
	Hung Sheng Construction Co., Ltd.	281,000	193,530
*	Hwa Fong Rubber Co., Ltd.	200,000	65,889
	Ichia Technologies, Inc.	133,348	103,852
	I-Chiun Precision Industry Co., Ltd.	67,211	93,543
	Inernational Semiconductor Technology, Ltd.	143,595	108,994
	Infortrend Technology, Inc.	82,999	150,829
	Inventec Corp.	897,517	571,378
	ITE Technology, Inc.	29,000	100,151
*	Jean Co., Ltd.	90,000	50,719
	Johnson Health Tech Co., Ltd.	57,420	226,745
	Jui Li Enterprise Co., Ltd.	170,000	72,231
	K Laser Technology, Inc.	79,000	92,065
	Kang Na Hsiung Co., Ltd.	115,000	78,695
*	Kao Hsing Chang Iron & Steel Corp.	192,000	56,019
*	Kaulin Manufacturing Co., Ltd.	106,800	138,504
	Kee Tai Properties Co., Ltd.	158,235	150,342
*	Kenda Rubber Industrial Co., Ltd.	275,606	295,969
	Kian Shen Corp.	39,900	28,472
	King Yuan Electronics Co., Ltd.	772,917	478,183
	Kingdom Construction Co., Ltd.	345,000	147,244
*	King’s Town Bank	677,653	231,123
*	King’s Town Construction Co., Ltd.	145,375	105,726
	Kinpo Electronics, Inc.	981,444	374,993
	Kinsus Interconnect Technology Corp.	80,678	278,398
	Knowledge-Yield-Excellence Systems Corp.	94,813	174,573
	Kung Long Batteries Industrial Co., Ltd.	47,000	44,086
*	Kuoyang Construction Co., Ltd.	151,000	107,828
*	Kwong Fong Industries Corp.	361,000	102,739
	Lan Fa Textile Co., Ltd.	258,560	102,969
	Largan Precision Co., Ltd.	34,192	277,684
*	Lead Data Co., Ltd.	243,000	80,311
	Leader Electronics, Inc.	68,309	49,754
*	Leadtek Research, Inc.	174,000	106,705
*	Lealea Enterprise Co., Ltd.	305,000	95,153
*	Lee Chang Yung Chemical Industry Corp.	276,350	351,411
*	Lee Chi Enterprises Co., Ltd.	100,000	64,707

	Lelon Co., Ltd.	89,000	$51,381
*	Leofoo Development Co., Ltd.	127,000	67,792
	Les Enphants Co., Ltd.	85,000	82,820
*	Li Peng Enterprise Co., Ltd.	335,500	140,073
	Lian Hwa Foods Corp.	112,000	41,718
*	Lien Chang Electronic Enterprise Co., Ltd.	90,000	33,063
	Lien Hwa Industrial Corp.	410,275	242,924
	Lingsen Precision Industries, Ltd.	106,000	50,595
	Lite-On Technology Corp.	1,273,667	2,009,599
	Long Bon Development Co., Ltd.	307,000	176,761
	Long Chen Paper Co., Ltd.	275,286	115,584
	Lucky Cement Corp.	311,000	120,137
*	Macronix International Co., Ltd.	2,173,974	1,347,125
	Makalot Industrial Co., Ltd.	30,430	88,309
	Mayer Steel Pipe Corp.	72,678	80,174
	Maywufa Co., Ltd.	102,500	64,413
	Media Tek, Inc.	147,126	2,486,840
	Mega Financial Holding Co., Ltd.	5,635,000	3,508,355
	Meiloon Co., Ltd.	125,929	151,617
	Mercuries & Associates, Ltd.	272,000	195,713
*	Mercuries Data Co., Ltd.	203,000	50,085
	Merida Industry Co., Ltd.	102,000	233,362
	Merry Electronics Co., Ltd.	50,920	173,098
	Microelectronics Technology, Inc.	325,000	241,843
	Micro-Star International Co., Ltd.	699,738	721,853
	Min Aik Technology Co., Ltd.	37,296	58,809
	Mirle Automation Corp.	56,718	66,082
	Mitac International Corp.	636,943	795,059
	Mitac Technology Corp.	197,281	210,079
	Mobiletron Electronics Co., Ltd.	43,000	59,189
	Mospec Seminconductor Corp.	79,000	120,190
*	Mustek Systems, Inc.	117,000	44,868
	Nak Sealing Technologies Corp.	32,549	37,834
*	Namchow Chemical Industrial Co., Ltd.	194,000	71,170
	Nan Ya Plastic Corp.	1,717,557	4,167,900
	Nankang Rubber Tire Co., Ltd.	152,513	236,747
*	Nantex Industry Co., Ltd.	122,960	136,596
	Nanya Technology Co., Ltd.	1,590,657	1,169,793
	National Petroleum Co., Ltd.	112,000	102,208
*	New Asia Construction & Development Co., Ltd.	279,000	71,018
	Nien Hsing Textile Co., Ltd.	305,000	212,719
	Nien Made Enterprise Co., Ltd.	187,785	229,881
	Ocean Plastics Co., Ltd.	161,000	111,439
*	Optimax Technology Corp.	381,654	173,253
*	Opto Tech Corp.	226,000	212,572
	Oriental Union Chemical Corp.	414,010	420,472
*	Pacific Construction Co., Ltd.	332,000	67,145
	Pan Jit International, Inc.	118,988	172,266
	Pan-International Industrial Corp.	120,513	389,596
*	PC Home Online	46,000	50,410
	Phihong Technology Co., Ltd.	165,083	164,835
	Phoenix Precision Technology Corp.	366,553	424,533
*	Phoenixtec Power Co., Ltd.	194,000	187,528
	Pihsiang Machinery Mfg. Co., Ltd.	70,000	168,380
	Pou Chen Corp.	900,700	900,626
	President Chain Store Corp.	158,000	410,340
*	Primax Electronics, Ltd.	140,000	73,950
	Prince Housing & Development Corp.	420,000	273,792

*	Prodisc Technology, Inc.	603,000	$139,117
*	Promise Technology, Inc.	44,000	30,316
*	Protop Technology Co., Ltd.	148,000	12,940
	Quanta Computer, Inc.	551,971	898,077
*	Quintain Steel Co., Ltd.	200,000	49,879
	Radium Life Tech Corp.	118,573	141,943
*	Ralec Electronic Corp.	21,252	38,615
	Realtek Semiconductor Corp.	165,926	811,942
*	Reward Wool Industry Corp.	149,000	48,437
*	Rexon Industrial Corp., Ltd.	118,000	41,874
	Richtek Technology Corp.	25,357	278,913
*	Ritek Corp.	2,005,000	602,605
	Ruentex Development Co., Ltd.	317,000	385,483
	Ruentex Industries, Ltd.	348,000	301,221
*	Sampo Corp.	518,584	107,252
	San Fang Chemical Industry Co., Ltd.	131,000	104,615
	Sanyang Industrial Co., Ltd.	505,000	379,423
	Sanyo Electric Co., Ltd.	150,000	134,815
	SDI Corp.	102,000	149,108
	Senao International Co., Ltd.	61,607	93,482
	Shan-Loong Transportation Co., Ltd.	111,247	56,419
	Sheng Yu Steel Co., Ltd.	169,000	168,073
	Shihlin Electric & Engineering Corp.	272,000	296,166
*	Shihlin Paper Corp.	105,000	125,105
	Shin Kong Financial Holding Co., Ltd.	2,029,387	1,976,689
	Shin Shin Co., Ltd.	77,000	61,904
	Shinkong Co., Ltd.	128,271	74,180
*	Shinkong Synthetic Fibers Co., Ltd.	972,282	363,770
	Shuttle, Inc.	59,000	30,280
	Sigurd Microelectronics Corp.	154,214	104,900
	Silicon Integrated Systems Corp.	970,961	476,585
	Siliconware Precision Industries Co., Ltd.	796,926	1,625,966
	Silitech Technology Corp.	45,333	190,103
	Sincere Navigation Corp.	155,400	329,057
	Sinkang Industries Co., Ltd.	73,750	66,470
	Sinkong Spinning Co., Ltd.	143,025	104,373
	Sinon Corp.	175,000	62,961
	SinoPac Holdings Co., Ltd.	4,104,000	1,946,545
*	Sintek Photronics Corp.	448,167	140,775
*	Sinyi Realty, Inc.	63,200	209,407
	Sitronix Technology Corp.	33,630	112,645
*	Siward Crystal Technology Co., Ltd.	64,046	52,783
*	Solelytex Enterprise Corp.	66,000	112,711
*	Solomon Technology Corp.	275,000	228,546
	South East Soda Manufacturing Co., Ltd.	95,000	61,109
	Southeast Cement Co., Ltd.	316,000	125,662
*	Space Shuttle Hi-Tech Co., Ltd.	46,000	16,161
	SPI Electronic Co., Ltd.	72,140	111,220
	Spirox Corp.	100,595	109,574
	Springsoft, Inc.	87,332	134,070
	Standard Chemical & Pharmaceutical Co., Ltd.	82,400	89,655
	Standard Foods Taiwan, Ltd.	147,000	82,264
	Stark Technology, Inc.	124,000	68,113
	Sunonwealth Electric Machine Industry Co., Ltd.	84,602	57,460
	Sunplus Technology Co., Ltd.	196,581	350,438
	Sunrex Technology Corp.	98,120	124,213
	Synnex Technology International Corp.	440,947	1,215,255
	Sysware Systex Corp.	96,993	132,918

*	T JOIN Transportation Co.	248,000	$107,271
	Ta Chen Stainless Pipe Co., Ltd.	132,756	191,947
*	Ta Chong Bank, Ltd.	1,187,000	376,132
	Ta Ya Electric Wire & Cable Co., Ltd.	310,933	113,393
	Ta Yih Industrial Co., Ltd.	38,000	28,111
	Tah Hsin Industrial Corp.	120,000	82,698
*	Tai Roun Products Co., Ltd.	200,000	61,970
*	Ta-I Technology Co., Ltd.	40,700	63,254
*	Taichung Commercial Bank	944,459	386,603
	Tainan Enterprises Co., Ltd.	77,180	119,458
	Tainan Spinning Co., Ltd.	925,000	467,394
*	Taishin Financial Holdings Co., Ltd.	3,166,385	1,586,974
*	Taisun Enterprise Co., Ltd.	142,800	43,389
*	Taita Chemical Co., Ltd.	161,000	51,772
	Taiwan Acceptance Corp.	96,000	60,425
*	Taiwan Business Bank	1,863,118	523,356
	Taiwan Cement Corp.	2,040,306	2,625,484
	Taiwan Cooperative Bank	2,514,335	1,734,110
	Taiwan Fire & Marine Insurance Co., Ltd.	164,000	135,514
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	10,746
	Taiwan Fu Hsing Industrial Co., Ltd.	98,000	74,049
	Taiwan Glass Ind. Corp.	711,036	646,892
	Taiwan Hon Chuan Enterprise Co., Ltd.	92,953	88,991
	Taiwan Kai Yih Industrial Co., Ltd.	61,852	33,105
*	Taiwan Kolin Co., Ltd.	388,000	164,646
	Taiwan Life Insurance Co., Ltd	204,831	327,191
	Taiwan Line Tek Electronic Co., Ltd.	63,000	43,614
	Taiwan Mask Corp.	216,000	125,110
*	Taiwan Navigation Co., Ltd.	153,720	335,375
	Taiwan Paiho Co., Ltd.	141,700	208,042
*	Taiwan Polypropylene Co., Ltd.	158,000	139,292
*	Taiwan Pulp & Paper Corp.	157,000	52,382
*	Taiwan Sakura Corp.	146,000	65,349
	Taiwan Secom Co., Ltd.	117,932	194,913
	Taiwan Semiconductor Manufacturing Co., Ltd.	3,926,409	7,454,763
	Taiwan Sogo Shinkong Security Co., Ltd.	142,086	152,892
*	Taiwan Styrene Monomer Corp.	298,220	139,217
*	Taiwan Tea Corp.	523,654	291,181
	Taiyen Biotech Co., Ltd.	151,000	118,422
*	Tatung Co., Ltd.	2,654,000	1,249,970
*	Teapo Electronic Corp.	190,000	53,777
	Teco Electric & Machinery Co., Ltd.	1,317,000	738,948
	Tecom, Ltd.	176,000	159,007
	Ten Ren Tea Co., Ltd.	40,170	35,478
*	Test-Rite International Co., Ltd.	205,600	144,367
	Tex-Ray Industrial Co., Ltd.	84,000	49,017
	The Ambassador Hotel	172,000	143,701
*	The Chinese Bank	830,000	—
	The First Insurance Co., Ltd.	183,700	88,594
	Thinking Electronic Industrial Co., Ltd.	37,058	49,138
	Thye Ming Industrial Co., Ltd.	84,000	138,409
	Ton Yi Industrial Corp.	760,000	432,259
	Tong Yang Industry Co., Ltd.	202,910	239,644
*	Tong-Hwa Synthetic Fiber Co., Ltd.	180,000	27,563
	Transcend Information, Inc.	67,183	252,673
*	Tsann Kuen Enterprise Co., Ltd.	155,660	208,670
	TSRC Corp.	334,650	463,706
	TTET Union Corp.	71,000	56,593

*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	$38,119
	Tung Ho Steel Enterprise Corp.	378,400	507,862
*	Twinhead International Corp.	301,000	56,017
	TYC Brother Industrial Co., Ltd.	160,294	112,727
*	Tycoons Group Enterprise Co., Ltd.	389,000	86,593
	Tyntek Corp.	115,716	160,972
	Tze Shin International Co., Ltd.	87,980	56,319
*	U-Ming Marine Transport Corp.	182,200	543,665
*	Uniform Industrial Corp.	22,470	44,296
*	Union Bank of Taiwan	1,282,000	323,076
*	Union Insurance Co., Ltd.	324,000	25,958
	Uni-President Enterprises Corp.	1,321,820	1,534,986
	Unitech Electronics Co., Ltd.	81,456	42,191
	Unitech Printed Circuit Board Corp.	186,743	188,206
	United Integration Service Co., Ltd.	154,800	143,472
	United Microelectronics Corp.	9,007,359	5,084,990
	Unity Opto Technology Co., Ltd.	98,868	111,414
*	Universal Cement Corp.	283,272	137,648
	Universal Microelectronics Co., Ltd.	76,000	53,510
	Universal Scientific Industrial Co., Ltd.	457,931	307,236
	Universal, Inc.	85,000	33,205
	UPC Technology Corp.	446,678	308,619
	USI Corp.	410,000	177,473
*	U-TECH Media Corp.	189,000	66,786
*	Ve Wong Corp.	72,000	50,787
*	Veutron Corp.	65,000	51,725
*	Via Technologies, Inc.	424,000	303,660
*	Visual Photonics Epitacy Co., Ltd.	27,000	54,606
	Walsin Lihwa Corp.	1,917,021	941,701
	Walsin Technology Corp., Ltd.	368,519	375,239
*	Walton Chaintech Corp.	86,000	35,865
	Wan Hai Lines Co., Ltd.	618,342	436,490
	Wan Hwa Enterprise Co., Ltd.	92,650	52,319
	Waterland Financial Holdings	1,378,020	426,077
*	Wei Chih Steel Industrial Co., Ltd.	210,000	57,666
*	Wei Chuan Food Corp.	190,000	137,499
	Weltrend Semiconductor, Inc.	66,950	89,580
	Winbond Electronics Corp.	2,673,000	803,410
	Wintek Corp.	760,064	871,299
	Wistron Corp.	455,881	828,523
	Wistron NeWeb Corp.	64,710	156,877
*	Wus Printed Circuit Co., Ltd.	309,000	101,042
*	Ya Hsin Industrial Co., Ltd.	582,965	105,287
	Yageo Corp.	1,828,000	701,213
*	Yang Ming Marine Transport Corp.	917,000	647,823
	Yeung Cyang Industrial Co., Ltd.	109,703	138,602
*	Yi Jinn Industrial Co., Ltd.	409,000	77,182
	Yieh Phui Enterprise Co., Ltd.	853,082	377,764
	Yosun Industrial Corp.	149,684	128,503
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,075,718	454,267
	Yulon Motor Co., Ltd.	606,054	662,721
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	77,000	116,702
	Yung Shin Pharmaceutical Industrial Co., Ltd.	153,000	164,249
	Yung Tay Engineering Co., Ltd.	256,000	194,720
*	Zig Sheng Industrial Co., Ltd.	346,000	101,516
	Zinwell Corp.	61,758	253,541
	Zippy Technology Corp.	45,980	43,352
	Zyxel Communication Corp.	209,110	363,690

TOTAL — TAIWAN			175,392,223

THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
	Aapico Hitech PCL (Foreign)	758,400	$287,356
*	Adkinson Securities PCL	2,260,400	65,223
*	Adkinson Securities PCL (Foreign)	4,309,000	124,334
	Advance Info Service PCL (Foreign)	255,800	700,822
	Amata Corp. PCL (Foreign)	387,500	168,282
	Aromatics (Thailand) PCL (Foreign)	392,700	864,146
	Asia Plus Securities PCL (Foreign)	1,281,200	139,659
	Asian Insulators PCL (Foreign)	151,900	31,434
	Asian Property Development PCL (Foreign) NVDR	4,923,400	832,286
	Ayudhya Insurance PCL	191,400	108,224
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	127,600
	Bangkok Bank PCL	88,200	305,911
	Bangkok Bank PCL (Foreign)	535,800	1,858,356
	Bangkok Chain Hospital PCL (Foreign)	495,200	129,176
#	Bangkok Dusit Medical Services PCL (Foreign)	307,800	345,389
	Bangkok Expressway PCL (Foreign)	467,900	331,389
	Bangkok First Investment & Trust PCL (Foreign)	91,300	19,292
*	Bangkok First Investment and Trust PCL	264,700	55,933
*	Bangkok Land PCL (Foreign)	2,335,700	63,311
*	Bangkok Land PCL (Foreign) NVDR	29,477,600	799,014
*	Bank of Ayudhya PCL	333,200	257,354
	Bank of Ayudhya PCL (Foreign)	950,200	740,829
	Banpu PCL (Foreign)	79,200	692,509
	BEC World PCL (Foreign)	712,400	481,716
	Bualuang Securities PCL (Foreign)	137,100	99,898
#	Bumrungrad Hospital PCL (Foreign)	120,700	153,909
	Bumrungrad Hospital PCL (Foreign) NVDR	206,900	263,826
	C.P. Seven Eleven PCL (Foreign)	813,100	258,315
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,355,500	463,411
*	Capital Nomura Securities PCL (Foreign) NVDR	123,300	135,662
#	Central Pattana PCL (Foreign)	481,900	428,387
	Central Plaza Hotel PCL (Foreign)	493,100	78,327
*	Ch. Karnchang PCL (Foreign)	677,100	166,759
	Charoen Pokphand Foods PCL (Foreign)	3,276,200	446,885
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	75,978
	Delta Electronics (Thailand) PCL (Foreign)	722,300	448,411
	Dynasty Ceramic PCL (Foreign)	127,500	59,458
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	101,926
	Erawan Group PCL (Foreign)	1,041,400	125,660
*	Finansa PCL (Foreign)	85,500	23,051
	GMM Grammy PCL (Foreign)	186,400	46,994
*	Golden Land Property Development Public Co., Ltd. (Foreign) NVDR	698,800	157,846
	Hana Microelectronics PCL (Foreign)	288,557	200,165
	Hermraj Land & Development PCL (Foreign)	9,272,000	359,422
	Home Product Center PCL (Foreign)	732,534	106,752
	ICC International PCL (Foreign)	49,200	57,359
	Indorama Polymers PCL (Foreign)	576,100	162,873
*	International Engineering PCL (Foreign)	1,747,500	56,026
*	Italian-Thai Development PCL	2,590,100	505,790
*	ITV PCL (Foreign)	183,700	5,622
	Jasmine International PCL (Foreign)	7,798,200	106,825
*	Kasikornbank PCL	35,000	80,589

	Kasikornbank PCL (Foreign)	597,100	$1,374,844
	KGI Securities One PCL (Foreign)	1,867,000	158,894
*	Kgi Securities Thailand PCL	940,900	80,077
	Khon Kaen Sugar Industry PCL (Foreign)	567,400	173,643
	Kiatnakin Bank PCL (Foreign) NVDR	58,600	49,958
	Kiatnakin Finance PCL (Foreign)	279,800	238,535
	Kim Eng Securities Thailand PCL (Foreign)	253,700	179,683
#	Krung Thai Bank PCL (Foreign)	3,220,000	1,069,892
	Krungthai Card PCL (Foreign)	115,200	97,371
	L.P.N. Development PCL (Foreign) NVDR	1,590,700	336,129
	Lalin Property PCL (Foreign)	1,458,800	153,066
#	Land & Houses PCL (Foreign)	942,800	218,457
	Land and Houses PCL	1,751,900	347,214
	Lanna Resources PCL (Foreign)	119,100	58,665
	Loxley PCL (Foreign)	1,996,500	107,652
*	Magnecomp Precision Technology (Foreign)	2,082,300	154,155
	Major Cineplex Group PCL (Foreign)	313,000	155,086
	MBK Development PCL (Foreign)	134,200	224,905
*	Mida Assets PCL (Foreign)	1,442,500	58,019
	Minor Corp. PCL (Foreign)	117,800	43,948
	MK Real Estate Development PCL (Foreign)	1,144,500	82,727
	Modernform Group PCL (Foreign)	31,000	37,045
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	40,764
*	Nakornthai Strip Mill PCL (Foreign)	21,332,000	198,958
*	Natural Park PCL (Foreign)	8,268,800	50,611
	Noble Development PCL (Foreign)	574,200	78,658
*	Pacific Assets PCL (Foreign)	183,700	26,235
	Padaeng Industry PCL (Foreign)	550,900	590,078
*	Picnic Gas & Engineering PCL (Foreign)	326,800	2,857
	Polyplex PCL (Foreign)	373,900	70,290
	Power Line Engineering PCL (Foreign)	560,800	93,984
	Pranda Jewelry PCL (Foreign)	462,100	119,869
	Precious Shipping PCL (Foreign) NVDR	694,000	682,673
*	Property Perfect PCL (Foreign)	1,383,500	140,326
	PTT Chemical PCL (Foreign)	608,871	1,952,078
	Quality Houses PCL (Foreign)	10,732,400	538,028
*	Raimon Land PCL (Foreign) NVDR	460,000	14,480
	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	624,579
	Regional Container Lines PCL (Foreign)	384,200	321,940
	Robinson Department Store PCL (Foreign)	473,400	144,876
	Rojana Industrial Park PCL (Foreign)	399,900	203,971
	Saha-Union PCL (Foreign)	297,800	163,178
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	229,910
	Samart Corporation PCL (Foreign)	428,600	93,690
	Samart I-Mobile PCL (Foreign)	174,600	95,162
	Sansiri PCL (Foreign)	1,512,700	163,130
	SC Asset Corp. PCL (Foreign)	430,100	108,434
*	Seamico Securities PCL	417,400	48,419
#	Seamico Securities PCL (Foreign)	1,369,200	158,829
*	Serm Suk PCL	112,700	59,454
*	Shinawatra Satellite PCL (Foreign)	590,000	182,279
	Siam Cement PCL (Foreign)	54,500	403,468
#	Siam City Cement PCL (Foreign)	58,600	467,980
	Siam Commercial Bank PCL (Foreign)	666,500	1,524,927
	Siam Future Development PCL (Foreign)	193,700	62,666
	Siam Industrial Credit PCL (Foreign)	613,300	67,568
	Siam Makro PCL (Foreign)	79,800	209,327
* #	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	301,929

*	Solartron PCL (Foreign)	402,000	$31,869
	Sri Trang Agro Industry PCL (Foreign)	91,900	36,696
	Srithai Superware PCL (Foreign)	123,800	28,325
	STP & I PCL (Foreign)	418,700	58,576
	Supalai PCL (Foreign)	2,095,700	226,001
	SVI PCL (Foreign)	1,736,000	74,378
	SVOA PCL (Foreign)	833,400	33,035
*	Syntec Construction PCL (Foreign)	2,112,400	62,799
	Tata Steel (Thailand) PCL (Foreign)	2,129,300	102,400
	Thai Oil PCL (Foreign)	649,500	1,552,288
	Thai Plastic & Chemicals PCL (Foreign)	551,200	298,814
	Thai Reinsurance PCL (Foreign)	220,700	39,882
*	Thai Rung Union Car PCL (Foreign)	201,500	19,381
	Thai Stanley Electric (Thailand) PCL (Foreign)	34,000	137,744
	Thai Union Frozen Products PCL (Foreign)	345,400	247,649
	Thai Union Frozen Products PCL (Foreign) NVDR	329,100	235,962
	Thai Vegetable Oil PCL (Foreign)	148,900	61,626
*	Thai-German Ceramic Industry PCL (Foreign)	1,180,500	37,159
	Thanachart Capital PCL (Foreign)	1,330,200	600,936
	The Siam Cement PCL (Foreign)	15,500	112,941
	Thoresen Thai Agencies PCL (Foreign)	279,200	431,291
	Ticon Industrial Connection PCL (Foreign)	266,300	152,127
	Tipco Asphalt PCL (Foreign)	62,800	51,250
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	47,699
#	Tisco Bank PCL (Foreign) NVDR	840,500	685,922
* #	TMB Bank PCL (Foreign)	8,221,078	460,054
	TPI Polene PCL (Foreign)	1,060,200	519,130
* #	True Corp. PCL (Foreign)	1,709,700	341,342
*	TT&T PCL (Foreign)	1,272,900	46,375
	Univentures PCL (Foreign)	901,500	87,233
	Vanachai Group PCL (Foreign)	1,337,400	183,205
	Vibhavadi Medical Center PCL (Foreign)	479,100	43,009
	Vinythai PCL (Foreign)	563,300	123,956
	Workpoint Entertainment PCL	81,400	48,161
TOTAL COMMON STOCKS			37,560,456

RIGHTS/WARRANTS — (0.0%)
*	Erawan Group PCL (Foreign) Warrants 12/17/07	147,600	4,302
*	SVI PCL (Foreign) Warrants 12/06/10	228,000	5,383
TOTAL RIGHTS/WARRANTS			9,685

TOTAL — THAILAND			37,570,141

TURKEY — (2.8%)
COMMON STOCKS — (2.8%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	32,909	239,778
	Adana Cimento Sanayi Ticaret A.S.	38,529	22,841
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	9,169	51,449
	Afyon Cimento Sanayii Ticaret A.S.	32	24,241
	Akbank T.A.S.	444,884	2,842,356
	Akcansa Cimento Sanayi ve Ticaret A.S.	59,393	454,470
*	Akenerji Elektrik Uretim A.S.	17,034	115,530
	Aksa Akrilik Kimya Sanayii A.S.	68,123	170,258
	Aksigorta A.S.	197,071	1,329,473
	Alarko Carrier Sanayii ve Ticaret A.S.	7,730	96,962
	Alarko Holding A.S.	71,036	180,667
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	34,639	67,399

	Alkim Alkali Kimya A.S.	8,812	$40,478
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	92,512
	Anadolu Anonim Turk Sigorta Sirketi A.S.	173,560	299,222
	Anadolu Cam Sanayii A.S.	64,872	242,672
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	28,606	1,041,367
	Anadolu Hayat Sigorta A.S.	53,687	235,144
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	75,372
	Arcelik A.S	141,892	996,611
*	Ayen Enerji A.S.	58,827	128,629
	Aygaz A.S.	134,831	484,193
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	54,705
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	51,573	135,596
	Bati Anabolu Cimento A.S.	20,789	178,411
	Bati Soeke Cimento Sanayi A.S.	28,195	71,772
*	Beko Elektronik A.S.	47,876	62,846
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	15,563	29,071
	BIM BirlesikMagazalar A.S.	7,894	577,124
	Bolu Cimento Sanayii A.S.	88,499	188,391
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	118,154
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	579	77,469
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	80,277
*	Boyner Buyuk Magazacilik A.S.	20,255	35,604
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	66,268
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	38,979
	Bursa Cimento Fabrikasi A.S.	19,346	160,746
	Celebi Hava Servisi A.S.	3,917	80,519
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	52,949
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	390,965
*	Dentas Ambalaj ve Kagit Sanayi A.S.	42,119	48,228
*	Deva Holding A.S.	24,642	260,338
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	5,058	13,263
*	Dogan Gazetecilik A.S.	22,846	71,543
*	Dogan Sirketler Grubu Holding A.S.	599,215	1,146,831
*	Dogan Yayin Holding A.S.	175,994	642,474
	Dogus Otomotiv Servis ve Ticaret A.S.	64,000	349,616
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	53,270	35,437
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	86,277	327,715
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	68,131
*	Edip Iplik Sanayi ve Ticaret A.S.	12,172	44,751
	Ege Endustri Ve Ticaret A.S.	2,867	28,555
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	35,274
	Enka Insaat ve Sanayi A.S.	66,539	728,461
	Eregli Demir ve Celik Fabrikalari Turk A.S.	467,914	3,674,499
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	72	48,265
	Ford Otomotiv Sanayi A.S.	63,208	604,826
*	Fortis Bank A.S.	17,634	38,505
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	38,155
*	Global Yatirim Holding A.S.	43,780	51,201
*	Goldas Kuyumculuk Sanayi A.S.	24,839	38,492
*	Goodyear Lastikleri T.A.S.	4,458	53,989
*	GSD Holding A.S.	91,895	107,233
	Gubre Fabrikalari Ticaret A.S.	13,010	78,849
*	Gunes Sigorta A.S.	34,974	65,702
	Hektas Ticaret T.A.S.	29,495	27,763
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	218,725	580,738
*	Ihlas Holding A.S.	393,906	226,555
*	Isiklar Ambalaj A.S.	87,711	71,604
*	Izmir Demir Celik Sanayii A.S.	47,268	96,105

*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	52,851	$70,580
	Karton Sanayi ve Ticaret A.S.	1,139	71,886
*	Koc Holding A.S. Series B	390,330	1,785,840
	Konya Cimento Sanayii A.S.	2,341	104,413
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	40,748	132,086
*	Kutahya Porselen Sanayii A.S.	1,006	16,380
	Mardin Cimento Sanayii ve Ticaret A.S.	23,443	136,513
*	Marmari Marti Otel Isletmeleri A.S.	33,245	30,802
	Marshall Boya ve Vernik Sanayii A.S.	2,741	29,784
*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	134,867
	Migros Turk A.S.	80,141	1,330,264
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	34,860
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	54,680
*	Net Holding A.S.	200,015	114,240
*	Net Turizm Ticaret ve Sanayi A.S.	34,306	34,404
	Nortel Networks Netas Telekomuenikasyon A.S.	4,770	116,747
	Otobus Karoseri Sanayi A.S.	13,080	202,776
*	Parsan Makina Parcalari Sanayii A.S.	39,195	71,255
	Pinar Entegre et ve Un Sanayii A.S.	17,450	55,686
	Pinar Sut Mamulleri Sanayii A.S.	25,245	140,714
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	64,749
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	125,241
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	25,342
*	Tat Konserve Sanayii A.S.	77,867	175,828
*	Tekstil Bankasi A.S.	90,034	145,761
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	143,401
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	627,549
	Trakya Cam Sanayii A.S.	197,293	673,716
	Tupras-Turkiye Petrol Rafinerileri A.S.	131,509	3,003,434
	Turcas Petrol A.S.	26,242	191,110
*	Turk Demir Dokum Fabrikalari A.S.	18,870	134,682
*	Turk Ekonomi Bankasi A.S.	41,681	618,783
	Turk Prysmian Kablo ve Sistemleri A.S.	14,078	40,287
	Turk Sise ve Cam Fabrikalari A.S.	238,837	1,002,148
	Turkcell Iletisim Hizmetleri A.S.	213,799	1,553,340
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	221,307
	Turkiye Garanti Bankasi A.S.	738,625	4,749,233
	Turkiye Is Bankasi A.S.	844,724	4,127,896
	Ulker Gida Sanayi ve Ticaret A.S.	105,390	439,473
	USAS Ucak Servisi A.S.	31,408	71,427
*	Uzel Makina Sanayii A.S.	57,298	109,271
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	240,541
	Yapi Kredi Finansal Kiralama A.S.	41,404	115,762
	Yapi Kredi Sigorta A.S.	27,709	293,710
*	Yapi ve Kredi Bankasi A.S.	291,450	838,438
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	26,471	40,109
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	163,421

TOTAL — TURKEY			45,839,304

		Face Amount	Value†
		(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $7,730,000 FNMA 5.50%, 12/25/32, valued at $5,721,629) to be repurchased at $5,638,250	$5,635	5,635,000

SECURITIES LENDING COLLATERAL — (7.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $50,495,797 FHLMC 5.500% 10/01/36; FNMA, rates ranging from 3.874% to 5.514%, maturities ranging from 10/01/33 to 11/01/33; & GNMA 7.000%, 08/15/37 valued at $20,910,144) to be repurchased at $20,110,090	$20,107	$20,107,130
@ Repurchase Agreement, Merrill Lynch 5.30%, 09/04/07 (Collateralized by $157,351,620 FHLMC 6.000%, 08/01/36 & FNMA rates ranging from 5.500% to 6.500%, maturities ranging from 11/01/17 to 07/01/37, valued at $107,720,471) to be repurchased at $106,015,900	106,000	106,000,000
TOTAL SECURITIES LENDING COLLATERAL		126,107,130

TOTAL INVESTMENTS - (100.0%) (Cost $1,192,224,998)##		$ 1,615,195,193

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Toyota Finance Australia, Ltd.
4.710%, 12/20/07	4,000	$3,252,565

AUSTRIA — (6.2%)
BONDS — (6.2%)
Austria Government International Bond
(f) 3.000%, 08/21/09	30,800	25,539,975
Oesterreichische Kontrollbank AG
(j) 1.800%, 03/22/10	9,062,000	79,787,783
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	92,462,435
TOTAL — AUSTRIA		197,790,193

BELGIUM — (2.7%)
BONDS — (2.7%)
Belgium Government Bond
7.500%, 07/29/08	60,000	84,089,173

CANADA — (9.0%)
BONDS — (9.0%)
Canada Housing Trust
4.400%, 03/15/08	98,500	93,211,221
Ontario Electricity Financial Corp.
5.600%, 06/02/08	75,000	71,559,659
Province of British Columbia
6.000%, 06/09/08	98,000	93,792,311
Province of Ontario
(j) 1.875%, 01/25/10	2,910,000	25,675,378
TOTAL — CANADA		284,238,569

DENMARK — (3.5%)
BONDS — (3.5%)
Denmark Government Bond
4.000%, 08/15/08	467,000	85,060,153
Kommunekredit
(f) 3.000%, 11/19/08	33,000	27,315,805
TOTAL — DENMARK		112,375,958

FRANCE — (6.7%)
BONDS — (6.7%)
	Caisse D’Amortissement de la Dette Sociale SA
(g)	4.625%, 12/07/07	6,000	$12,052,527
	CDC Fin-CDC Ixis Caide
	2.750%, 06/26/08	12,100	16,226,689
	Dexia Municipal Agency
(f)	4.000%, 03/08/10	18,000	15,266,960
	ERAP
	3.375%, 04/25/08	35,000	47,435,661
	French Treasury Note
	3.000%, 07/12/08	54,000	72,832,471
	Total Capital SA
(f)	2.375%, 10/01/09	15,000	12,270,320
(f)	1.625%, 07/12/11	9,650	7,576,459
	UNEDIC
	3.500%, 09/18/08	20,000	26,934,912
TOTAL — FRANCE			210,595,999

GERMANY — (13.4%)
BONDS — (13.4%)
	Bayerische Landesbank
	2.875%, 02/15/08	30,400	41,064,889
(f)	3.125%, 02/10/09	8,000	6,639,874
(j)	1.000%, 09/20/10	2,950,000	25,346,153
	Bundesschatzanweisungen
	3.500%, 09/12/08	36,200	48,998,807
	DSL Bank AG
(j)	1.750%, 10/07/09	1,450,000	12,717,198
	Kreditanstalt fuer Wiederaufbau
	2.375%, 09/01/08	5,800	7,750,800
	3.750%, 12/15/08	7,000	9,450,963
(s)	3.750%, 01/28/09	15,560	2,234,133
(j)	1.750%, 03/23/10	750,000	6,595,459
(j)	1.850%, 09/20/10	7,580,000	66,979,012
	Landesbank Hessen-Thuringen Girozentrale
(g)	5.125%, 12/07/07	5,425	10,909,230
	Landeskreditbank Baden-Wuerttemberg
	3.625%, 10/15/08	12,272	16,518,970
	Landeskreditbank Baden-Wuerttemberg Foerderbank
(g)	5.000%, 12/07/07	7,000	14,071,091
	3.000%, 07/04/08	12,800	17,200,837
	Landwirtschaftliche Rentenbank
(t)	4.900%, 11/19/07	37,000	30,141,909
	3.000%, 01/31/08	9,000	12,172,399
	3.625%, 09/01/08	28,000	37,755,182
	Norddeutsche Landesbank Girozentrale AG
(j)	0.900%, 02/08/10	6,700,000	57,696,727
TOTAL — GERMANY			424,243,633

JAPAN — (4.4%)
BONDS — (4.4%)
American International Group, Inc.
1.400%, 04/03/12	5,000,000	$43,085,111
Japan Finance Corporation for Municipal Enterprises
1.550%, 02/21/12	10,968,000	96,514,232
TOTAL — JAPAN		139,599,343

NETHERLANDS — (7.8%)
BONDS — (7.8%)
Bank Nederlandse Gemeenten
3.500%, 03/31/08	13,130	17,761,004
Deutsche Bahn Finance NV
4.875%, 07/06/09	10,214	14,000,588
Nederlandse Waterschapsbank NV
3.250%, 06/01/08	23,900	32,208,350
(f) 3.500%, 10/29/09	3,000	2,513,086
Netherlands Government Bond
5.250%, 07/15/08	65,200	89,592,268
Rabobank Nederland
(s) 2.250%, 05/08/09	37,000	5,176,218
(j) 0.800%, 02/03/11	10,185,000	86,780,352
TOTAL — NETHERLANDS		248,031,866

NORWAY — (3.1%)
BONDS — (3.1%)
Eksportfinans A/S
(e) 3.500%, 04/16/08	6,096	8,242,580
(f) 2.000%, 03/17/09	17,000	13,873,260
(j) 1.800%, 06/21/10	7,298,000	64,239,039
Kommunalbanken AS
(t) 5.200%, 09/10/07	13,103	10,721,281
TOTAL — NORWAY		97,076,160

SPAIN — (2.7%)
BONDS — (2.7%)
Instituto de Credito Oficial
(g) 4.750%, 12/07/07	3,000	6,032,300
3.000%, 06/16/08	19,100	25,682,199
5.000%, 12/18/08	13,840	18,936,166
2.875%, 03/16/09	25,650	34,093,242
TOTAL — SPAIN		84,743,907

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.5%)
BONDS — (5.5%)
African Development Bank
(f) 1.500%, 04/11/08	4,000	3,280,721
(j) 1.950%, 03/23/10	1,000,000	8,811,262
Eurofima
(s) 5.625%, 02/05/08	43,100	6,275,919
European Investment Bank
(e) 5.000%, 04/15/08	7,500	10,251,597
(s) 4.000%, 04/15/09	350,700	50,566,853

(f)	1.500%, 03/01/10	18,500	$14,823,353
(d)	5.000%, 06/10/10	65,000	11,988,994
	Inter-American Development Bank
(j)	1.900%, 07/08/09	7,500,000	65,869,354
	Oresundsbro Konsortiet
(s)	6.000%, 04/20/09	9,000	1,336,553
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			173,204,606

SWEDEN — (4.9%)
BONDS — (4.9%)
	City of Stockholm
	3.375%, 03/08/10	254,400	35,805,308
	Kommuninvest I Sverige AB
	4.100%, 05/11/09	156,000	22,471,829
(f)	2.250%, 12/14/09	9,260	7,554,296
	Svensk Exportkredit AB
(d)	5.375%, 10/15/09	6,790	1,259,956
	Sweden Government Bond
	5.000%, 01/28/09	269,000	39,480,657
	4.000%, 12/01/09	337,000	48,708,529
TOTAL — SWEDEN			155,280,575

SWITZERLAND — (0.2%)
BONDS — (0.2%)
	UBS AG
	0.875%, 12/29/09	6,700	5,291,332

UNITED KINGDOM — (6.7%)
BONDS — (6.7%)
	Bank of England Euro Note
(e)	2.500%, 01/28/08	60,000	81,041,194
	BP Capital Markets P.L.C.
(f)	1.250%, 12/29/09	61,500	49,155,029
	MBNA Europe Funding P.L.C.
(e)	3.000%, 02/07/08	10,074	13,617,630
	Network Rail MTN Finance P.L.C.
(e)	3.125%, 03/30/09	47,000	62,709,863
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	2,500	5,003,851
TOTAL — UNITED KINGDOM			211,527,567

UNITED STATES — (22.6%)
BONDS — (6.7%)
	Bank of America Corp.
(e)	3.625%, 03/03/08	17,600	23,835,859
	General Electric Capital Corp.
(s)	3.250%, 01/28/10	37,640	5,261,442
(j)	1.450%, 11/10/11	10,283,000	88,899,861
	Toyota Motor Credit Corp.
(j)	0.550%, 06/30/10	4,423,000	37,556,041
(j)	1.300%, 03/16/12	6,490,000	56,081,918
TOTAL BONDS			211,635,121

COMMERCIAL PAPER — (15.9%)
Alfa Corp.
5.300%, 09/10/07	15,900	$15,875,802
AstraZeneca P.L.C.
5.400%, 09/19/07	7,400	7,383,134
5.490%, 10/01/07	80,000	79,669,584
BASF AG
5.260%, 10/01/07	56,900	56,664,992
Electricite de France
5.270%, 09/10/07	47,000	46,928,861
Govco, Inc.
5.450%, 09/04/07	64,300	64,300,000
Greyhawk Funding LLC
5.350%, 09/04/07	24,000	24,000,000
MetLife Funding, Inc.
5.270%, 09/04/07	66,600	66,600,000
NYSE Euronext
5.340%, 09/06/07	66,000	65,980,272
5.410%, 09/13/07	23,000	22,954,584
Sheffield Receivables Corp.
5.320%, 09/04/07	10,000	10,000,000
5.360%, 09/11/07	8,000	7,989,920
Windmill Funding Corp.
5.330%, 09/06/07	34,500	34,487,580
TOTAL COMMERCIAL PAPER		502,834,729

TOTAL — UNITED STATES		714,469,850

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $19,505,000 FNMA 5.58%, 03/25/37, valued at $15,767,243) to be repurchased at $15,539,956	$15,531	15,531,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,099,630,127)##		$3,161,342,296

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At August 31, 2007, the Fund consists of forty-seven operational portfolios, of which seven are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and DFA Real Estate Securities Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Global Fixed Income Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At August 31, 2007, the total cost of securities for federal income tax purposes was:

U.S. Core Equity 1 Portfolio	$1,137,458,713
U.S. Core Equity 2 Portfolio	2,986,624,067
DFA Real Estate Securities Portfolio	2,624,010,953
Large Cap International Portfolio	1,598,527,858
International Core Equity Portfolio	2,120,177,628
Emerging Markets Core Equity Portfolio	1,192,446,119
DFA Five-Year Global Fixed Income Portfolio	3,099,630,127

13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$804,637
*	Alpargatas S.A.I.C.	6,363	9,424
*	Banco Suquia SA	327,868	50,392
	BBVA Banco Frances SA	130,508	393,065
*	Capex SA Series A	131,575	682,252
*	Celulosa Argentina SA Series B	14,412	13,694
*	Central Puerto SA Series B	125,000	199,881
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	952,390
	Dycasa SA Series B	55,000	71,724
*	Endesa Costanera SA Series B	261,000	356,573
*	IRSA Inversiones y Representaciones SA	1,186,421	1,970,823
*	Juan Minetti SA	769,693	559,228
	Ledesma S.A.A.I.	885,405	769,760
*	Metrogas SA Series B	176,000	81,971
*	Molinos Rio de la Plata SA Series B	502,274	1,403,584
*	Polledo SA Industrial y Constructora y Financiera	50,000	7,607
	Siderar S.A.I.C. Series A	494,314	3,100,341
	Solvay Indupa S.A.I.C.	1,229,322	1,419,919
	Tenaris SA	140,000	3,260,201
*	Transportadora de Gas del Sur SA Series B	364,679	483,497

TOTAL — ARGENTINA			16,590,963

BRAZIL — (8.5%)
COMMON STOCKS — (0.9%)
*	Avipal SA Avicultura e Agropecua	12,500	114,488
	Brasil Telecom Participacoes SA	51,256	1,167,759
	Companhia Siderurgica Nacional SA	931,400	52,855,288
	Eternit SA	829,920	3,633,544
	Industrias Romi SA	82,800	780,734
	Perdigao SA ADR	321,626	12,157,463
*	Plascar Participacoes Industriais SA	110,117	600,536
*	Tele Norte Celular Participacoes SA	1,001	35,305
	Tele Norte Leste Participacoes SA	51,468	1,744,193
	Telemig Celular Participacoes SA	5,298	293,523
	Tim Participacoes SA	98,549	527,403
*	Vivo Participacoes SA	56,706	403,185
TOTAL COMMON STOCKS			74,313,421

3

PREFERRED STOCKS — (7.6%)
	Acesita SA	413,076	$15,790,367
	Aracruz Celulose SA Sponsored ADR	112,740	7,038,358
	Bradespar SA	11,404	476,329
	Brasil Telecom Participacoes SA	1,984	28,820
	Braskem SA Preferred A	1,479,200	13,646,035
	Braskem SA Special Preferred A Sponsored ADR	506,100	9,236,325
	Centrais Electricas de Santa Catarina SA	259,400	5,090,163
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,697,944
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	25,500	819,315
	Companhia Brasileira de Petroleo Ipiranga SA	1,040,800	14,057,696
	Companhia de Tecidos Norte de Minas	529,350	3,264,595
	Confab Industrial SA	1,954,890	6,526,264
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	339,164
	Duratex SA	805,100	19,942,844
	Forjas Taurus SA	591,500	3,346,407
	Gerdau SA	1,222,542	29,909,284
	Gerdau SA Sponsored ADR	1,259,570	30,280,063
	Globex Utilidades SA	34,076	742,916
*	Inepar Industria e Construcoes SA	7,896	110,713
	Investimentos Itau SA	5,990,063	36,147,985
	Klabin SA	8,361,300	24,887,865
	Magnesita SA Series A	140,483,000	2,899,878
	Mahle-Metal Leve SA Industria e Comercio	4,000	68,807
	Marcopolo SA	1,454,700	5,946,327
	Metalurgica Gerdau SA	2,366,200	73,313,608
	Refinaria de Petroleo Ipiranga SA	12,600	324,954
	Sadia SA	3,082,282	15,521,379
	Sadia SA ADR	375,020	18,657,245
*	Santista Textil SA	29,600	371,433
	Sao Paulo Alpargatas SA	37,800	3,121,101
	Suzano Papel e Celullose SA	2,299,139	31,627,809
	Suzano Petroquimica SA	1,016,323	4,921,034
*	Tele Norte Celular Participacoes SA	27	377
	Tele Norte Leste Participacoes SA	7,538	166,359
	Telemar Norte Leste SA	631,500	21,564,985
	Telemig Celular Participacoes SA	143	4,212
	Tim Participacoes SA	954,626	3,357,247
	Ultrapar Participacoes SA	26,800	924,614
	Ultrapar Participacoes SA Sponsored ADR	128,400	4,442,640
	Uniao des Industrias Petroquimicas SA Series B	5,879,158	6,532,398
	Unibanco-Uniao de Bancos Brasileiros SA GDR	201,400	22,472,212
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	3,040,117
	Usinas Siderurgicas de Minas Gerais SA Series A	2,120,025	126,283,039
	Vale do Rio Doce Series B	239,144	—
	Vivo Participacoes SA	890	4,210
	Votorantim Celulose e Papel SA	629,975	15,033,348
	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	27,611,780
	Whirlpool SA	527,536	1,476,133
TOTAL PREFERRED STOCKS			616,066,698

TOTAL — BRAZIL			690,380,119

4

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
	Banco de Credito e Inversiones SA Series A	56,833	$1,817,571
	Banmedica SA	347,000	437,270
	CAP SA (Compania de Aceros del Pacifico)	199,310	4,604,584
	Cementos Bio-Bio SA	615,311	1,762,227
	Compania Cervecerias Unidas SA	143,000	1,042,951
	Compania de Consumidores de Gas Santiago SA	124,667	642,675
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,340,727
	Compania de Telecomunicaciones de Chile SA Series B	372,166	740,779
*	Compania SudAmericana de Vapores SA	7,770,771	19,213,649
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	14,675,936
	Corpbanca SA	1,044,617,607	6,940,848
*	Corpbanca SA ADR	29,758	982,609
	Cristalerias de Chile SA	255,534	3,512,879
	CTI SA (Cia Tecno Industrial)	4,900,000	283,522
	Distribucion y Servicio D&S SA ADR	11,500	340,515
	Empresa Nacional de Electricidad SA	2,694,503	3,962,398
	Empresa Nacional de Telecomunicaciones SA	116,880	1,990,586
	Empresas CMPC SA	705,921	25,608,590
	Empresas Copec SA	1,119,488	17,495,006
	Empresas Iansa SA	24,637,401	2,290,867
	Enersis SA	31,903,095	11,558,210
	Enersis SA Sponsored ADR	4,542,672	81,677,243
	Industrias Forestales SA	3,436,382	1,039,870
	Inversiones Frimetal SA	4,900,000	—
*	Madeco Manufacturera de Cobre SA Sponsored ADR	209,822	2,778,043
*	Madeco SA	38,949,259	5,168,446
	Masisa SA	8,124,565	2,087,490
	Minera Valparaiso SA	7,500	217,661
	Parque Arauco SA	2,474,668	3,000,313
	Sociedad Quimica y Minera de Chile SA Series A	43,364	902,468
	Sociedad Quimica y Minera de Chile SA Series B	481,533	7,676,946
	Soquimic Comercial SA	198,000	104,113
	Vina de Concha y Toro SA	350,000	835,322
*	Vina San Pedro SA	79,756,271	944,132
	Watt’s SA	163,489	127,982

TOTAL — CHILE			231,804,428

CHINA — (1.6%)
COMMON STOCKS — (1.6%)
* #	AviChina Industry and Technology Co., Ltd.	2,384,000	441,400
* #	Bank of China, Ltd.	17,508,000	9,006,381
* #	Beijing Capital Land, Ltd.	1,690,000	1,272,211
* #	Brilliance China Automotive Holdings, Ltd.	6,402,000	1,531,196
*	Brilliance China Automotive Holdings, Ltd.	3,600	86,400
*	Catic Shenzhen Holdings, Ltd.	316,000	238,522
	Chaoda Modern Agriculture (Holdings), Ltd.	5,436,000	4,186,980
*	China Aerospace International Holdings, Ltd.	3,439,800	545,010
#	China Foods, Ltd.	2,744,000	1,755,668
	China Rare Earth Holdings, Ltd.	3,566,700	982,757
* #	China Shipping Container Lines Co., Ltd.	9,847,150	7,582,247
	China Travel International Investment Hong Kong, Ltd.	12,328,000	7,776,376
	China Unicom, Ltd.	1,550,000	2,934,999
	China Unicom, Ltd. ADR	276,800	5,259,200
*	Chongqing Iron and Steel Co., Ltd.	874,000	541,024
	Citic Pacific, Ltd.	1,469,000	8,068,090
	CNPC (Hong Kong), Ltd.	7,870,000	4,178,952
	Comba Telecom Systems Holdings, Ltd.	1,080,000	375,572
*	Cosco Pacific, Ltd.	2,762,000	7,696,992
*	Dalian Port (PDA) Co., Ltd.	1,724,000	1,263,535
*	Denway Motors, Ltd.	14,624,000	6,855,763
	Digital China Holdings, Ltd.	1,170,000	569,854
*	Dongfeng Motor Corp.	5,046,000	3,269,777
#	Dynasty Fine Wines Group, Ltd.	870,000	326,617

5

*	First Tractor Co., Ltd.	420,000	211,015
*	Founder Holdings, Ltd.	1,504,000	152,534
	Global Bio-Chem Technology Group Co., Ltd.	4,598,000	2,011,037
*	Great Wall Motor Co., Ltd.	643,000	789,243
*	Great Wall Technology Co., Ltd.	608,000	241,017
* #	Guangshen Railway Co., Ltd. Sponsored ADR	144,155	5,705,655
*	Jingwei Textile Machinery Co., Ltd.	228,000	192,184
#	Kingway Brewery Holdings, Ltd.	730,000	260,325
* #	Lingbao Gold Co., Ltd.	374,000	247,809
*	Maanshan Iron and Steel Co., Ltd.	5,680,000	5,083,391
* #	Minmetals Resources, Ltd.	2,280,000	1,428,371
*	Qingling Motors Co., Ltd.	1,758,000	432,928
*	Semiconductor Manufacturing International Corp. ADR	831,064	4,853,414
* #	Shanghai Electric Group Co., Ltd.	9,900,000	6,335,370
	Shanghai Industrial Holdings, Ltd.	1,489,000	6,532,325
* #	Shanghai Prime Machinery Co., Ltd.	952,000	392,388
*	Shenzhou International Group	352,000	180,543
	Sinolink Worldwide Holdings, Ltd.	4,772,000	1,429,074
	Sinopec Kantons Holdings, Ltd.	2,038,800	630,955
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	9,500	652,270
*	Sinotrans, Ltd.	4,636,000	2,555,064
	Skyworth Digital Holdings, Ltd.	5,969,100	766,179
#	SRE Group, Ltd.	5,714,053	2,501,524
	Stone Group Holdings, Ltd.	2,376,000	240,548
*	TCL Communication Technology Holdings, Ltd.	4,300,000	140,876
*	TCL Multimedia Technology Holdings, Ltd.	15,478,400	954,720
*	Tpv Technology, Ltd.	4,150,000	2,603,548
* #	Travelsky Technology, Ltd.	1,308,000	1,054,517
* #	Weiqiao Textile Co., Ltd.	1,306,000	2,898,839
*	Xiamen International Port Co., Ltd.	1,236,000	443,808
*	Xiwang Sugar Holdings Co., Ltd.	1,053,952	520,573
TOTAL — COMMON STOCKS			129,187,567

RIGHTS/WARRANTS — (0.0%)
*	Global Bio-Chem Technology Group Co., Ltd. Rights 09/13/07	29,857	—

TOTAL — CHINA			129,187,567

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	3,909,968
#	Telefonica 02 Czech Republic A.S.	1,166,446	34,873,987
*	Unipetrol A.S.	527,635	7,307,481

TOTAL — CZECH REPUBLIC			46,091,436

6

HUNGARY — (2.4%)
COMMON STOCKS — (2.4%)
*	Danubius Hotel & Spa NYRT	138,417	7,164,916
#	Egis Gyogyszergyar NYRT	115,885	14,108,725
*	Fotex NYRT	999,439	5,151,624
#	MOL Hungarian Oil & Gas NYRT	1,046,802	149,146,263
*	Pannonplast RT	110,028	4,264,779
*	RABA Automotive Holding P.L.C.	255,327	3,244,925
*	Synergon Information Systems	89,037	808,149
*	Tiszai Vegyi Kombinat RT	264,552	10,931,727
	Zwack Unicum RT	387	37,556

TOTAL — HUNGARY			194,858,664

INDIA — (11.7%)
COMMON STOCKS — (11.7%)
	Aarti Industries, Ltd.	177,514	130,223
*	Abhishek Industries, Ltd.	92,524	42,324
	Adani Enterprises, Ltd.	867,101	7,254,413
	Aditya Birla Nuvo, Ltd.	159,991	5,420,068
*	Adlabs Films, Ltd.	86,755	999,401
	Aftek, Ltd.	866,625	1,319,134
*	Agro Tech Foods, Ltd.	136,705	587,686
	Alembic, Ltd.	619,600	1,096,285
	Alok Industries, Ltd.	736,832	1,215,613
	Ambuja Cements, Ltd.	3,753,732	12,265,816
	Amtek Auto, Ltd.	314,027	2,842,746
	Apollo Hospitals Enterprise, Ltd.	138,288	1,635,503
	Apollo Tyres, Ltd.	1,751,970	1,739,997
*	Aptech, Ltd.	20,996	153,653
	Arvind Mills, Ltd.	1,330,891	1,563,838
	Ashok Leyland, Ltd.	6,035,668	5,611,813
	Aurobindo Pharma, Ltd.	215,126	3,173,589
*	Avaya Globalconnect, Ltd.	21,933	160,315
	Aztecsoft, Ltd.	154,842	284,471
	Bajaj Auto Finance, Ltd.	89,482	817,771
	Bajaj Auto, Ltd.	66,284	3,807,043

7

	Bajaj Hindusthan, Ltd.	378,146	$1,241,254
	Balaji Telefilms, Ltd.	204,578	1,321,719
	Ballarpur Industries, Ltd.	886,062	3,013,814
	Balmer Lawrie & Co., Ltd.	48,430	473,819
	Balrampur Chini Mills, Ltd.	203,381	293,171
	Bank of Maharashtra, Ltd.	410,000	532,069
	Bank of Rajasthan, Ltd.	439,521	1,034,397
	BASF India, Ltd.	99,750	648,082
*	Bata India, Ltd.	98,732	382,249
	Bharat Earth Movers, Ltd.	104,405	3,121,422
	Bharat Forge, Ltd.	160,000	1,035,490
	Bharati Shipyard, Ltd.	30,210	404,582
*	Bhushan Steel & Strips, Ltd.	146,706	2,726,099
	Biocon, Ltd.	197,567	2,196,255
	Blue Star Infotech, Ltd.	12,900	30,305
	BOC India, Ltd.	300,919	947,228
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	897,589
	Ceat, Ltd.	136,470	544,278
	Century Enka, Ltd.	133,495	388,137
	Century Textiles & Industries, Ltd.	277,738	5,287,503
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	2,765,318
	Cholamandalam DBS Finance, Ltd.	347	1,580
	City Union Bank, Ltd.	83,910	441,089
	Clariant Chemicals (India), Ltd.	2,398	17,186
	Coromandel Fertilisers, Ltd.	136,536	310,383
	Cranes Software International, Ltd.	313,759	919,329
	Cummins India, Ltd.	50,000	456,676
*	Dabur Pharma, Ltd.	55,164	102,207
	Dalmia Cement (Bharat), Ltd.	28,800	255,454
	DCM Shriram Consolidated, Ltd.	210,988	373,747
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	998,828
	Dhampur Sugar Mills, Ltd.	91,465	112,266
*	Dish TV India, Ltd.	1,147,399	2,356,554
	D-Link (India), Ltd.	118,369	195,896
	Dr. Reddy’s Laboratories, Ltd.	617,398	9,690,676
	E.I.D. - Parry (India), Ltd.	357,212	1,188,303
	Eicher Motors, Ltd.	28,098	250,735
	EIH, Ltd.	881,287	2,464,534
	Elder Pharmaceuticals, Ltd.	97,715	913,813
	Electrosteel Casings, Ltd.	51,369	564,809
	Elgi Equipments, Ltd.	174,405	223,393
*	Escorts, Ltd.	388,991	906,400
*	Essar Steel, Ltd.	2,252,393	2,195,401
	Essel Propack, Ltd.	442,637	644,303
*	Eveready Industries (India), Ltd.	351,390	445,780
	Everest Industries, Ltd.	23,275	57,379
	Exide Industries, Ltd.	1,078,610	1,663,656
	FDC, Ltd.	179,858	129,916
	Federal Bank, Ltd.	510,924	4,298,105
	Finolex Cables, Ltd.	537,055	1,014,614
	Finolex Industries, Ltd.	695,629	1,244,593
	Gammon India, Ltd.	111,404	1,259,793

8

	Garden Silk Mills, Ltd.	52,000	$80,261
	Geometric Software Solutions Co., Ltd.	73,022	179,770
	GHCL, Ltd.	30,000	83,707
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	85,148
*	Goetze (India), Ltd.	9,785	39,679
	Graphite India, Ltd.	44,000	59,660
	Great Eastern Shipping Co., Ltd.	825,643	6,389,186
	Great Offshore, Ltd.	206,410	4,136,416
*	GTL Infrastructure, Ltd.	544,800	450,361
	GTL, Ltd.	697,870	3,908,225
	Gujarat Alkalies & Chemicals, Ltd.	471,803	1,501,735
	Gujarat Fluorochemicals, Ltd.	50,745	788,930
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,048,086
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	2,556,158
	H.E.G., Ltd.	129,459	647,642
	HCL Infosystems, Ltd.	174,000	847,008
	HCL Technologies, Ltd.	349,200	2,588,026
	HDFC Bank, Ltd.	241,906	7,009,382
*	Himachal Futuristic Communications, Ltd.	1,058,298	525,995
	Himatsingka Seide, Ltd.	137,216	380,020
	Hinduja TMT, Ltd.	65,909	637,433
	Hindustan Construction Co., Ltd.	1,093,222	3,494,366
*	Hindustan Motors, Ltd.	769,723	586,150
*	Hindustan Sanitaryware & Industries, Ltd.	24,608	43,767
	Hotel Leelaventure, Ltd.	1,602,335	1,682,541
*	HTMT Global Solutions, Ltd.	65,909	627,002
	ICI India, Ltd.	47,767	616,886
	ICICI Bank Sponsored ADR	949,468	42,203,853
	iGate Global Solutions, Ltd.	20,446	109,654
*	India Cements, Ltd.	1,297,654	7,811,923
	India Glycols, Ltd.	115,658	508,717
	Indiabulls Financial Services, Ltd.	6,234	81,865
*	Indiabulls Real Estate, Ltd.	6,234	75,473
	Indian Hotels Co., Ltd.	2,942,890	9,137,954
*	Indian Oil Corp., Ltd.	8,798	83,154
	Indian Petrochemicals Corp., Ltd.	1,322,534	12,518,697
	Indo Rama Synthetics (India), Ltd.	202,314	272,323
*	Indoco Remedies, Ltd.	500	3,216
	IndusInd Bank, Ltd.	1,816,067	2,358,559
	Industrial Development Bank of India, Ltd.	3,178,422	9,662,575
	IPCA Laboratories, Ltd.	94,786	1,590,985
*	Ispat Industries, Ltd.	2,195,639	1,039,055
	IVRCL Infrastructures & Projects, Ltd.	67,260	622,150
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	634,644
	Jammu & Kashmir Bank, Ltd.	222,503	3,629,351
	JBF Industries, Ltd.	35,983	127,762
*	Jet Airways (India), Ltd.	244,572	4,844,216
*	Jindal Poly Films, Ltd.	21,594	106,271
	Jindal Saw, Ltd.	162,712	2,330,767
	Jindal Stainless, Ltd.	774,612	3,114,927
	Jindal Steel & Power, Ltd.	113,229	10,908,127
	JK Tyre and Industries, Ltd.	119,005	393,620

9

	JSW Steel, Ltd.	1,091,845	$17,158,454
	Jubilant Organosys, Ltd.	138,688	992,362
	Karnataka Bank, Ltd.	256,552	1,193,944
	Karur Vysya Bank, Ltd.	87,485	699,136
	Kesoram Industries, Ltd.	204,223	2,375,932
	Kirloskar Oil Engines, Ltd.	229,180	1,805,312
*	Kohinoor Foods, Ltd.	95,364	131,185
	LANXESS ABS, Ltd.	32,052	152,145
	LIC Housing Finance, Ltd.	423,699	1,925,755
	Maharashtra Scooters, Ltd.	13,612	98,963
	Mahindra & Mahindra, Ltd.	556,166	9,653,666
	Maruti Udyog, Ltd.	544,780	11,554,727
	Mastek, Ltd.	83,250	522,759
	Matrix Laboratories, Ltd.	490,684	2,871,715
	Megasoft, Ltd.	60,998	174,046
*	Mercator Lines, Ltd.	153,434	209,805
	Merck, Ltd.	29,241	280,919
	MIRC Electronics, Ltd.	229,924	95,476
	Mirza International, Ltd.	5,000	2,540
	Monnet Ispat, Ltd.	25,846	190,571
	Monsanto India, Ltd.	1,217	44,672
	Moser Baer (India), Ltd.	872,302	6,500,037
*	Mphasis, Ltd.	292,087	2,075,709
	MRF, Ltd.	17,453	1,651,387
	Mukand, Ltd.	379,410	738,442
	Mukta Arts, Ltd.	30,300	61,572
	Nagarjuna Construction Co., Ltd.	574,251	2,861,151
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	2,915,444
*	Nahar Capital & Financial Services, Ltd.	51,549	—
*	Nahar Spinning Mills, Ltd.	51,549	104,233
	Natco Pharma, Ltd.	110,241	297,524
	National Organic Chemical Industries, Ltd.	1,279,177	838,858
	Navneet Publications (India), Ltd.	118,740	170,053
*	Netflier Finco, Ltd.	39,668	36,102
	NIIT Technologies, Ltd.	190,440	1,439,401
	NIIT, Ltd.	149,557	458,486
	Nirma, Ltd.	280,992	1,106,247
	OCL India, Ltd.	82,078	289,372
	Omax Autos, Ltd.	64,810	101,453
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,213,696
	Patni Computer Systems, Ltd.	315,650	4,064,125
*	Pentamedia Graphics, Ltd.	658,344	82,757
	Petronet LNG, Ltd.	1,859,989	2,803,861
	Polaris Software Lab, Ltd.	396,842	1,101,902
*	Polyplex Corp., Ltd.	41,389	170,976
	Pricol, Ltd.	49,154	34,765
	Prism Cements, Ltd.	358,139	487,129
	PSL, Ltd.	62,792	494,903
*	PTC India, Ltd.	64,837	127,276
*	Punjab Tractors, Ltd.	306,462	1,761,520
	Rain Calcining, Ltd.	752,792	712,859
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	69,251

10

	Rallis India, Ltd.	15,926	$126,345
*	Rama Newsprint & Papers, Ltd.	21,052	14,615
	Raymond, Ltd.	288,315	1,820,691
	REI Agro, Ltd.	195,681	1,534,637
	Reliance Capital, Ltd.	339,307	9,953,137
	Reliance Communications, Ltd.	4,806,851	63,826,794
	Reliance Energy, Ltd.	508,961	9,687,823
	Reliance Industries, Ltd.	6,886,159	330,525,981
*	Reliance Natural Resources, Ltd.	5,428,927	6,038,688
	Rico Auto Industries, Ltd.	160,452	130,971
	Rolta India, Ltd.	321,636	3,685,257
	Ruchi Soya Industries, Ltd.	188,271	1,808,069
*	Samtel Colour, Ltd.	77,810	29,379
	Sesa Goa, Ltd.	8,700	413,867
	Shasun Chemicals & Drugs, Ltd.	94,986	216,042
	Shriram Transport Finance Co., Ltd.	105,855	440,718
*	Sical Logistics, Ltd.	3,414	19,725
	SKF India, Ltd.	10,201	101,826
	Sona Koyo Steering Systems, Ltd.	59,284	69,468
	Sonata Software, Ltd.	457,576	564,760
*	South East Asia Marine Engineering Services, Ltd.	51,335	276,524
	South India Bank, Ltd.	219,375	813,663
	Srei Infrastructure Finance, Ltd.	692,456	1,559,226
	SRF, Ltd.	266,306	871,456
	Sterlite Industries (India), Ltd. Series A	2,076,364	31,933,172
	Sterlite Optical Technologies, Ltd.	274,890	1,502,190
	Strides Arcolab, Ltd.	126,300	846,268
	Subros, Ltd.	14,778	78,729
	Sundram Fastners, Ltd.	38,520	49,374
	Supreme Petrochem, Ltd.	101,631	63,977
*	Swaraj Engines, Ltd.	14,132	58,950
	Syndicate Bank	1,271,548	2,423,222
	Tata Chemicals, Ltd.	1,092,020	6,735,667
	Tata Investment Corp., Ltd.	57,960	618,246
	Tata Metaliks, Ltd.	26,681	93,982
	Tata Motors, Ltd.	405,012	6,932,619
	Tata Steel, Ltd.	1,904,649	32,199,438
	Tata Tea, Ltd.	166,270	3,052,902
	Tele Data Informatics, Ltd.	534,517	894,985
	Trent, Ltd.	14,497	242,080
	Tube Investments of India, Ltd.	486,775	692,197
	TVS Motor Co., Ltd.	1,082,101	1,736,004
	Ucal Fuel Systems, Ltd.	24,245	46,882
	Unichem Laboratories, Ltd.	64,206	348,307
	United Phosphorus, Ltd.	176,000	1,429,699
	Usha Martin, Ltd.	1,017,075	1,412,411
	UTI Bank, Ltd.	1,318,949	20,433,355
*	Uttam Galva Steels, Ltd.	305,386	250,631
	Vardhman Textiles, Ltd.	88,383	322,987
	Varun Shipping Co.	549,032	840,641
	Videocon Industries, Ltd.	35,767	309,853
	Videsh Sanchar Nigam, Ltd.	929,481	9,184,731

11

	Videsh Sanchar Nigam, Ltd. ADR	37,900	$765,201
*	Welspun India, Ltd.	37,142	53,644
	Welspun-Gujarat Stahl Rohren, Ltd.	787,428	4,765,055
*	Wire & Wireless India, Ltd.	997,738	1,284,770
	Wockhardt, Ltd.	103,639	975,116
	Wyeth, Ltd.	6,540	78,659
	Zee Entertainment Enterprises, Ltd.	1,995,477	15,101,619
*	Zee News, Ltd.	902,155	1,368,946
	Zensar Technologies, Ltd.	68,072	352,311
	Zuari Industries, Ltd.	127,958	733,459
TOTAL COMMON STOCKS			945,913,774

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	74,128

RIGHTS/WARRANTS — (0.0%)
*	GTL Infastructure, Ltd. Rights 09/14/07	544,800	316,550

TOTAL — INDIA			946,304,452

INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
*	PT Agis Tbk	12,443,500	1,025,887
*	PT Apac Citra Centretex Tbk	774,000	11,169
	PT Apexindo Pratama Tbk	3,576,500	772,915
*	PT Asahimas Flat Glass Tbk	5,333,500	1,861,849
	PT Astra Graphia Tbk	18,779,000	1,076,786
	PT Astra International Tbk	13,431,500	25,539,796
*	PT Bakrie & Brothers Tbk	200,594,500	5,749,297
*	PT Bakrieland Development Tbk	83,941,750	3,523,566
	PT Bank Niaga Tbk	59,850,500	5,743,655
*	PT Bank Pan Indonesia Tbk	141,853,326	10,109,656
	PT Berlian Laju Tanker Tbk	54,456,800	8,950,995
*	PT Bhakti Investama Tbk	57,861,675	5,603,045
*	PT Budi Acid Jaya Tbk	19,230,000	798,367
	PT Charoen Pokphand Indonesia Tbk	16,308,833	1,858,383
*	PT Ciputra Surya Tbk	17,718,000	1,924,064
*	PT Clipan Finance Indonesia Tbk	12,461,000	457,087
*	PT Davomas Adabi Tbk	142,035,000	3,319,968
*	PT Dynaplast Tbk	3,040,000	244,430
	PT Enseval Putera Megatrading Tbk	11,535,000	1,033,940
*	PT Ever Shine Textile Tbk	19,347,215	158,651
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,045,500	2,077,585
*	PT Hero Supermarket Tbk	220,000	89,617
*	PT Holcim Indonesia Tbk	12,501,000	1,370,157
	PT Indofood Sukses Makmur Tbk	25,723,500	5,079,320
	PT Indo-Rama Synthetics Tbk	7,901,320	590,780
	PT International Nickel Indonesia Tbk	6,872,000	39,443,780
	PT Jaya Real Property Tbk	25,947,500	4,164,664

12

*	PT Karwell Indonesia Tbk	1,466,500	$55,443
*	PT Kawasan Industry Jababeka Tbk	104,408,000	2,437,794
	PT Lautan Luas Tbk	7,721,000	349,130
	PT Lippo Karawaci Tbk	30,656,000	5,877,651
	PT Matahari Putra Prima Tbk	29,674,400	2,525,796
	PT Mayorah Indah Tbk	8,807,572	1,659,120
	PT Medco Energi International Tbk	31,249,000	13,000,730
	PT Metrodata Electronics Tbk	18,582,000	513,572
	PT Mitra Adiperkasa Tbk	3,033,000	254,741
*	PT Modern Photo Tbk	1,266,500	98,461
	PT Multipolar Corp.Tbk	7,188,750	88,517
*	PT Panasia Indosyntec Tbk	403,200	17,176
*	PT Panin Insurance Tbk	30,688,500	1,047,356
*	PT Panin Life Tbk	38,423,500	779,305
	PT Petrosea Tbk	76,000	46,043
*	PT Polychem Indonesia Tbk	14,413,500	292,240
	PT Ramayana Lestari Sentosa Tbk	650,000	58,785
	PT Samudera Indonesia Tbk	415,500	286,760
	PT Selamat Semp Tbk	10,624,000	339,425
	PT Semen Gresik Tbk	74,450,910	39,221,692
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	3,841,621
	PT Summarecon Agung Tbk	3,675,000	559,074
*	PT Sunson Textile Manufacturer Tbk	6,012,000	192,077
*	PT Suparma Tbk	3,995,345	118,506
*	PT Surya Dumai Industri Tbk	5,145,000	197,252
	PT Surya Toto Indonesia Tbk	46,400	34,590
*	PT Suryainti Permata Tbk	4,344,500	640,159
	PT Tempo Scan Pacific Tbk	64,660,000	5,439,282
	PT Tigaraksa Satria Tbk	718,200	37,860
	PT Trias Sentosa Tbk	29,527,200	722,461
	PT Trimegah Sec Tbk	34,298,000	953,155
	PT Tunas Ridean Tbk	10,810,000	1,035,581
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	708,960
*	PT Unggul Indah Cahaya Tbk	371,435	96,419
TOTAL COMMON STOCKS			216,106,143

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	160,818
*	PT Budi Acid Jaya Tbk Warrants 07/17/07	2,136,666	56,887
*	PT Clipan Finance Indonesia Tbk Rights 08/24/07	10,630,000	—
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	5,451,425	46,444
*	PT Summarecon Agung Tbk Rights 07/13/07	262,500	9,225
TOTAL RIGHTS/WARRANTS			273,374

TOTAL — INDONESIA			216,379,517

ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
*	Afcon Industries, Ltd.	2,102	18,708
	Albad Massuot Yitzhak, Ltd.	53,055	551,461
*	Alvarion, Ltd.	4,828	55,875

13

*	American Israeli Paper Mills, Ltd.	23,254	$1,352,678
	Ashtrom Properties, Ltd.	171,400	234,220
	Azorim Investment Development & Construction Co., Ltd.	299,403	2,669,618
	Bank Hapoalim B.M.	14,182,489	67,591,538
	Bank Leumi Le-Israel	13,378,631	52,263,385
	Bank of Jerusalem, Ltd.	71,150	101,122
	Baran Group, Ltd.	90,555	1,762,257
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	341,511
	Clal Industries, Ltd.	773,796	4,273,378
*	Delta-Galil Industries, Ltd.	131,707	808,713
	Dexia Isreal, Ltd.	1,050	89,410
	Discount Investment Corp.	283,611	8,246,563
	Elbit Medical Imaging, Ltd.	168,210	7,829,618
*	Electra (Israel), Ltd.	13,319	1,980,840
*	Elron Electronic Industries, Ltd.	274,956	3,575,774
*	Feuchtwanger Investments 1984, Ltd.	10,500	31
*	First International Bank of Israel, Ltd. (6123804)	752,360	1,753,562
*	First International Bank of Israel, Ltd. (6123815)	294,660	3,495,802
*	Formula Systems (1985), Ltd.	91,685	1,204,985
*	Formula Vision Technologies, Ltd.	342,725	193,190
*	Granite Hacarmel Investments, Ltd.	142,500	337,362
*	GTC Real Estate NV	3,052	42,205
	IDB Development Corp., Ltd. Series A	299,281	10,797,508
	Industrial Building Corp., Ltd.	937,191	2,144,754
	Israel Cold Storage & Supply Co., Ltd.	7,000	58,655
	Israel Corp., Ltd. Series A	3,576	2,515,040
	Israel Petrochemical Enterprises, Ltd.	197,712	2,342,003
	Israel Salt Industries, Ltd.	158,462	1,191,294
*	Israel Steel Mills, Ltd.	97,000	918
*	Jerusalem Oil Exploration, Ltd.	27,096	455,965
*	Kardan Israel, Ltd.	2,237	8,227
*	Knafaim Arkia Holdings, Ltd.	117,857	1,001,010
	Koor Industries, Ltd.	149,180	10,381,244
	Leader Holding & Investments, Ltd.	197,439	468,942
*	Liberty Properties, Ltd.	3,457	45,650
*	Makhteshim-Agan Industries, Ltd.	227,355	1,757,354
*	Mer Industries, Ltd.	21,439	114,342
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	65,155
*	Metalink, Ltd.	21,794	140,329
*	Middle East Tube Co., Ltd.	46,200	114,918
*	Miloumor, Ltd.	167,676	629,526
*	Minrav Holdings, Ltd.	2,000	124,534
	Mivtach Shamir Holdings, Ltd.	10,944	253,565
*	Naphtha Israel Petroleum Corp.	407,900	273,441
*	OCIF Investments and Development, Ltd.	14,180	511,859
*	Orckit Communications, Ltd.	109,096	707,538
	Packer Plada, Ltd.	4,006	447,129
	Polgat Industries, Ltd. Series A	87,600	34,206
*	Property and Building Corp., Ltd.	11,288	1,668,734
*	Retalix, Ltd.	71,662	1,153,601
*	Scailex Corp., Ltd.	423,455	3,873,686
	Shrem Fudim Kelner & Co., Ltd.	101,645	360,302

14

	Suny Electronic Inc., Ltd.	129,761	$370,801
*	Super-Sol, Ltd. Series B	793,301	2,951,664
*	Team Computer & Systems, Ltd.	7,900	294,798
*	The Israel Land Development Co., Ltd.	182,187	949,526
*	Tower Semiconductor, Ltd.	578,773	791,951
* #	TTI Team Telecom International, Ltd. ADR	18,170	50,149
	Union Bank of Israel, Ltd.	499,194	2,278,972
	United Mizrahi Bank, Ltd.	1,696,011	11,704,972
	Urdan Industries, Ltd.	526,698	382,736
	Ytong Industries, Ltd.	174,250	152,016

TOTAL — ISRAEL			224,342,820

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	A&M Realty Berhad	854,200	192,301
	Acoustech Berhad	474,400	146,528
*	Advance Synergy Berhad	2,326,000	225,741
*	Advanced Synergy Capital Berhad	153,500	19,751
	Affin Holdings Berhad	9,805,900	7,170,705
	Aluminum Co. of Malaysia Berhad	250,000	93,433
*	AMBD Berhad	2,782,700	332,114
	AmInvestment Group Berhad	994,468	1,041,320
*	AMMB Holdings Berhad	19,012,144	23,728,208
	Ancom Berhad	413,437	125,035
	Ann Joo Resources Berhad	1,502,000	1,510,400
	APM Automotive Holdings Berhad	1,024,700	598,895
	Apollo Food Holdings Berhad	198,400	162,810
	Asas Dunia Berhad	524,700	159,382
	Asia Pacific Land Berhad	5,644,300	861,979
	Asiatic Development Berhad	3,121,900	5,024,284
	Ayer Hitam Planting Syndicate Berhad	27,000	30,546
	Bandar Raya Developments Berhad	3,669,100	3,125,238
	Batu Kawan Berhad	2,309,250	5,278,370
*	Berjaya Corp. Berhad	15,708,680	1,773,352
*	Berjaya Corp. Berhad ICULS	36,680,990	2,042,780
	Berjaya Land Berhad	4,523,000	2,224,025
	Bernas Padiberas Nasional Berhad	4,807,300	2,789,477
*	Bimb Holdings Berhad	1,544,700	681,998
	Bina Darulaman Berhad	118,000	37,605
*	Binaik Equity Berhad	149,800	37,068
	Bolton Properties Berhad	1,277,400	375,589
	Boustead Holdings Berhad	3,343,400	4,779,482
	Boustead Properties Berhad	343,700	503,352
	Cahya Mata Sarawak Berhad	1,401,400	1,017,574
	Chemical Co. of Malaysia Berhad	311,000	259,835
	Chin Teck Plantations Berhad	296,600	472,968
	Choo Bee Metal Industries Berhad	339,700	204,592
*	Compugates Holdings Berhad	5,000	1,891
*	Country Heights Holdings Berhad	174,000	58,342
	Crest Builder Holdings Berhad	394,000	126,561
	Cycle & Carriage Bintang Berhad	249,800	168,444

15

*	Damansara Realty Berhad	2,955,600	$366,246
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	242,099
*	DNP Holdings Berhad	1,431,800	756,423
	DRB-Hicom Berhad	7,715,700	3,834,162
	Eastern & Oriental Berhad (6468754)	1,863,766	1,609,027
	Eastern & Oriental Berhad (B19ZLW1)	283,149	196,906
	Eastern Pacific Industrial Corp. Berhad	497,700	362,653
	ECM Libra Avenue Berhad	6,220,730	1,647,956
*	Ecofirst Consolidated Berhad	1,268,000	49,100
	Edaran Otomobil Nasional Berhad	1,591,900	827,433
	Engtex Group Berhad	438,900	236,267
	EON Capital Berhad	1,459,607	2,911,506
*	Equine Capital Berhad	690,000	551,178
	Esso Malaysia Berhad	905,500	671,700
	Far East Holdings Berhad	388,800	589,803
	Focal Aims Holdings Berhad	424,000	52,757
*	Fountain View Development Berhad	2,573,200	161,675
	Gamuda Berhad	6,533,900	13,993,838
	General Corp. Berhad	1,681,400	520,747
	Globetronics Technology Berhad	360,000	29,624
	Glomac Berhad	1,609,100	694,623
	Gold IS Berhad	1,598,600	1,082,153
	Golden Hope Plantations Berhad	5,848,950	13,283,175
*	Golden Plus Holdings Berhad	201,000	33,575
	Gopeng Berhad	273,900	71,095
	Grand United Holdings Berhad	1,387,700	294,004
*	Gula Perak Berhad	5,469,050	215,412
*	GuocoLand (Malaysia) Berhad	486,000	392,290
	Guthrie Ropel Berhad	191,700	342,496
	Hap Seng Consolidated Berhad	1,779,200	1,537,518
	Highlands and Lowlands Berhad	3,550,100	7,184,383
*	HIL Industries Berhad	373,285	56,457
*	Ho Hup Construction Co. Berhad	175,100	46,518
*	Ho Wah Genting Berhad	369,000	24,053
	Hong Leong Financial Group Berhad	1,249,437	2,012,957
	Hong Leong Industries Berhad	1,225,800	1,397,782
	Hume Industries (Malaysia) Berhad	537,667	618,266
	Hunza Properties Berhad	1,033,300	820,284
	Hwang-DBS (Malaysia) Berhad	908,700	605,712
	IGB Corp. Berhad	11,062,600	7,790,194
	IJM Corp. Berhad	5,666,500	11,916,575
	IJM Plantations Berhad	204,400	124,547
*	Insas Berhad	3,779,000	675,155
	Integrated Logistics Berhad	1,222,800	528,578
	IOI Corp. Berhad	1,852,500	2,653,096
	IOI Properties Berhad	13,600	55,586
*	Jaks Resources Berhad	3,438,000	927,888
	Jaya Tiasa Holdings Berhad	1,128,700	1,272,498
	Jerneh Asia Berhad	425,120	189,333
*	Johan Holdings Berhad	228,000	17,036
	Johor Land Berhad	247,940	101,753

16

	Jotech Holdings Berhad	5,937,000	$216,562
	K & N Kenanga Holdings Berhad	2,209,100	683,132
*	Karambunai Corp. Berhad	6,839,800	282,071
	Keck Seng (Malaysia) Berhad	1,663,400	2,106,329
	Kian Joo Can Factory Berhad	3,566,680	1,503,252
*	KIG Glass Industrial Berhad	260,000	2,228
	Kim Hin Industry Berhad	453,800	180,906
	Kim Loong Resources Berhad	232,000	149,231
	KLCC Property Holdings Berhad	5,492,000	5,445,403
	Knusford Berhad	153,300	73,792
	KPJ Healthcare Berhad	1,570,300	1,530,780
	KrisAssets Holdings Berhad	368,377	288,344
	KSL Holdings Berhad	142,100	89,165
	Kuala Lumpur Kepong Berhad	2,100,050	6,635,185
*	Kub Malaysia Berhad	6,829,000	1,933,707
*	Kuchai Development Berhad	345,600	109,514
	Kulim Malaysia Berhad	2,050,825	3,467,938
*	Kumpulan Europlus Berhad	1,702,900	391,589
	Kumpulan Fima Berhad	585,100	117,751
*	Kumpulan Hartanah Selangor Berhad	520,000	165,726
	Kwantas Corp. Berhad	123,000	229,845
*	Land & General Berhad	14,757,000	3,231,876
	Landmarks Berhad	1,497,200	766,473
*	LBS Bina Group Berhad	1,607,000	302,809
	Leader Universal Holdings Berhad	6,643,033	1,988,396
*	Leong Hup Holdings Berhad	1,469,800	510,424
*	Lien Hoe Corp. Berhad	1,997,150	152,791
*	Lion Corp Berhad	1,520,200	342,541
	Lion Diversified Holdings Berhad	2,206,500	6,425,607
	Lion Industries Corp. Berhad	4,734,381	2,527,715
	London Biscuits Berhad	218,100	93,667
	MAA Holdings Berhad	888,700	472,860
	Malayan Cement Berhad	67,500	31,559
	Malaysia Building Society Berhad	419,000	186,220
	Malaysia Industrial Development Finance Berhad	7,198,800	3,851,145
*	Malaysian Airlines System Berhad	290,300	387,015
	Malaysian Bulk Carriers Berhad	2,831,625	3,171,656
	Malaysian Mosaics Berhad	354,240	132,414
	Malaysian National Reinsurance Berhad	1,150,800	1,656,957
*	Malaysian Plantations Berhad	5,187,100	4,297,796
*	Malaysian Resources Corp. Berhad	5,532,500	4,218,977
	Marco Holdings Berhad	1,710,000	87,424
	MBM Resources Berhad	487,533	429,161
*	Measat Global Berhad	377,500	192,552
*	Mechmar Corp. (Malaysia) Berhad	868,800	116,563
*	Meda, Inc. Berhad	1,830,100	107,696
	Mega First Corp. Berhad	1,101,700	471,238
*	Melewar Industrial Group Berhad	1,294,300	565,256
	Mentakab Rubber Co. (Malaya) Berhad	1,100	879
	Merge Housing Berhad	58,952	9,565
	Metro Kajang Holdings Berhad	535,333	249,597
*	Metroplex Berhad	817,000	—

17

	Mieco Chipboard Berhad	873,900	$227,256
	MISC Berhad	15,000	38,877
	MK Land Holdings Berhad	6,778,500	1,760,815
	MMC Corp. Berhad	5,233,400	11,194,133
	MTD ACPI Engineering Berhad	2,287,200	1,267,338
	MTD Infraperdana Berhad	6,166,300	1,318,822
	Muda Holdings Berhad	706,000	69,787
	Muhibbah Engineering Berhad	391,200	1,004,761
*	MUI Properties Berhad	1,314,000	82,686
*	Mulpha International Berhad	11,817,500	4,775,941
	Multi-Purpose Holdings Berhad	1,974,000	1,000,853
	Mutiara Goodyear Development Berhad	377,900	81,838
	MWE Holdings Berhad	458,000	124,873
	Mycron Steel Berhad	119,750	29,666
	Naluri Berhad	3,491,300	699,043
*	Nam Fatt Berhad	3,200,900	641,802
*	Narra Industries Berhad	154,200	36,431
	NCB Holdings Berhad	2,381,700	2,036,215
	Negri Sembilan Oil Palms Berhad	167,600	165,462
	New Straits Times Press (Malaysia) Berhad	1,751,100	1,003,104
	NV Multi Corp. Berhad	671,800	125,329
	Nylex (Malaysia) Berhad	328,550	139,284
	OKS Property Holdings Berhad	186,678	64,006
	Oriental Holdings Berhad	3,021,116	5,349,184
	Oriental Interest Berhad	170,000	71,211
	OSK Holdings Berhad	5,309,618	3,771,646
	OSK Ventures Interantional Berhad	66,000	45,932
	P.I.E. Industrial Berhad	323,600	352,173
	Pacific & Orient Berhad	275,494	120,424
	Pacificmas Berhad	305,000	298,980
*	Pan Malaysia Cement Works Berhad	1,271,800	88,996
	Panasonic Manufacturing Malaysia Berhad	339,180	1,141,671
*	Paracorp Berhad	252,000	720
	Paramount Corp. Berhad	203,900	144,179
	PBA Holdings Berhad	1,502,500	539,347
	Pelikan International Corp. Berhad	148,680	194,387
*	Permaju Industries Berhad	1,714,300	275,355
	Petronas Dagangan Berhad	970,900	2,352,338
	PJ Development Holdings Berhad	2,768,800	732,461
	PK Resources Berhad	25,000	5,785
*	Pos Malaysia & Services Holdings Berhad	3,633,817	3,147,672
	PPB Group Berhad	6,909,466	14,466,153
	Premium Nutrients Berhad	513,100	31,346
*	Prime Utilities Berhad	46,000	5,938
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	81,851
	Proton Holdings Berhad	3,652,500	5,470,827
*	Pulai Springs Berhad	159,800	54,309
*	Ramunia Holdings Berhad	1,817,000	547,381
	Ranhill Berhad	4,323,500	3,859,688
*	RB Land Holdings Berhad	742,900	543,323
	RHB Capital Berhad	6,568,800	10,135,333

18

*	Salcon Berhad	574,000	$182,851
	Sapura Resources Berhad	286,800	39,632
	Sapuracrest Petroleum Berhad	155,152	82,240
	Sarawak Energy Berhad	4,681,000	2,974,136
	Sarawak Oil Palms Berhad	150,700	171,361
	Scientex Inc. Berhad	632,400	248,941
	Selangor Dredging Berhad	1,312,700	377,866
	Shangri-La Hotels (Malaysia) Berhad	738,000	508,642
	Shell Refining Co. Federation of Malaysia Berhad	164,900	514,866
	SHL Consolidated Berhad	1,008,700	521,075
*	Silverstone Corp. Berhad	8,690	161
	Sime Darby Berhad	355,980	958,299
	Sime Engineering Services Berhad	222,000	145,341
*	Sino Hua-an International	153,000	41,050
*	South East Asia Lumber, Inc. Berhad	228,800	31,934
	Southern Acids (Malaysia) Berhad	44,000	19,152
	Southern Steel Berhad	865,300	407,119
	Store Corp. Berhad	124,630	125,762
*	Subur Tiasa Holdings Berhad	438,600	515,062
*	Sumatec Resources Berhad	1,041,700	245,805
	Sunrise Berhad	2,049,400	2,017,897
	Sunway City Berhad	2,358,700	3,341,240
*	Sunway Holdings, Inc. Berhad	4,443,600	1,924,905
	Suria Capital Holdings Berhad	1,181,600	508,225
	TA Enterprise Berhad	10,119,100	4,546,866
*	Talam Corp. Berhad	5,944,350	553,349
*	Tamco Corp. Holdings Berhad	219,500	70,982
	Tan Chong Motor Holdings Berhad	5,338,300	1,892,783
	Tekala Corp. Berhad	337,700	106,050
	TH Group Berhad	1,975,800	393,629
*	Time Dotcom Berhad	8,911,700	2,766,904
	Tiong Nam Transport Holdings Berhad	171,500	47,325
	Tradewinds (Malaysia) Berhad	844,200	752,708
*	Tradewinds Corp. Berhad	6,902,600	2,766,364
	Tradewinds Plantation Berhad	779,600	602,626
	Trengganu Development & Management Berhad	1,059,200	395,111
	TSR Capital Berhad	157,900	91,799
	UAC Berhad	77,398	101,290
	UEM World Berhad	4,987,400	5,933,569
	UMW Holdings Berhad	2,556,443	10,200,375
	Unico-Desa Plantations Berhad	6,691,328	1,231,085
	Unisem (M) Berhad	4,666,700	1,880,629
	United Malacca Rubber Estates Berhad	450,100	725,817
	United Plantations Berhad	821,200	2,795,643
*	Utama Banking Group Berhad	4,528,000	3,172,596
	Utusan Melayu (Malaysia) Berhad	449,500	149,845
	VS Industry Berhad	1,156,680	1,176,160
	Warisan TC Holdings Berhad	109,850	54,797
*	Weida (Malaysia) Berhad	259,700	64,287
	Worldwide Holdings Berhad	877,100	918,986
	WTK Holdings Berhad	2,262,250	1,427,312
	Yeo Hiap Seng (Malaysia) Berhad	355,320	186,624

19

	YTL Corp. Berhad	5,993,600	$12,755,218
	YTL Power International Berhad	570,294	391,780
	Yu Neh Huat Berhad	2,169,400	1,551,484
	Zelan Berhad	1,017,000	1,534,275
TOTAL COMMON STOCKS			375,398,108

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	95,883
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	91,525
TOTAL PREFERRED STOCKS			187,408

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Rights 09/21/07	1,651,095	844,055
*	Jerneh Asia Berhad Rights 07/10/07	159,420	24,586
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	6,729
*	OKS Property Holdings Berhad Rights 09/13/07	186,678	9,596
*	Salcon Berhad Warrants 05/23/14	143,500	28,278
*	Sarawak Oil Palms Berhad Warrants 01/19/10	23,250	14,608
TOTAL RIGHTS/WARRANTS			927,852

TOTAL — MALAYSIA			376,513,368

MEXICO — (8.4%)
COMMON STOCKS — (8.4%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	43,421,804
	Cemex S.A.B. de C.V. Sponsored ADR	7,270,825	234,774,939
*	Cintra S.A. de C.V.	85,000	12,635
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	53,100	2,155,860
*	Consorcio Hogar S.A. de C.V. Series B	707,031	420,066
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	21,927,140
* #	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	4,378,577
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	2,558
	Corporativo Fragua S.A.B. de C.V. Series B	70	682
*	Desc S.A. de C.V. Series B	1,962,267	1,707,402
*	Dine S.A.B. de C.V.	1,848,267	1,671,867
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	111,665
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,829,593
#	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,701,996
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,342
*	Empresas ICA S.A. de C.V. Sponsored ADR	321,828	7,112,399
*	Empresas ICA S.A.B. de C.V.	3,228,700	17,836,424
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	5,082,135
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	825,295	28,753,278
	Gruma S.A. de C.V. ADR	23,200	335,008
#	Gruma S.A.B. de C.V. Series B	3,347,050	11,983,003
*	Grupo Aeroportuario del Pacifico S.A. de C.V.	68,600	3,462,242
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,686,285
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	137,433	6,822,174
#	Grupo Carso S.A. de C.V. Series A-1	13,173,051	51,651,064

20

#	Grupo Cementos de Chihuahua S.A. de C.V.	2,821,092	$17,384,759
	Grupo Continental S.A. de C.V.	1,444,500	3,076,747
*	Grupo Corvi S.A. Series A	284,000	98,330
#	Grupo Financiero Inbursa S.A. de C.V. Series O	8,852,215	21,582,941
* #	Grupo Gigante S.A. de C.V. Series B	324,076	555,156
	Grupo Herdez S.A.B. de C.V.	319,000	423,579
#	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	2,600,117
	Grupo Industrial Saltillo S.A.B. de C.V.	1,306,869	2,155,807
* #	Grupo Iusacell S.A. de C.V.	143,500	1,619,301
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	3,000	13,188
	Grupo Mexico S.A.B. de C.V. Series B	11,343,635	71,559,594
*	Grupo Nutrisa S.A. de C.V.	428	434
	Grupo Posadas S.A. de C.V. Series L	356,000	419,469
*	Grupo Qumma S.A. de C.V. Series B	5,301	86
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	10,299,050
	Industrias Bachoco S.A. Series B	823,600	2,184,970
* #	Industrias CH S.A.B. de C.V. Series B	4,673,952	18,597,525
#	Industrias Penoles S.A. de C.V.	1,277,400	16,996,494
*	Jugos de Valle S.A.B. de C.V. Series B	213,600	1,239,046
#	Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	50,745,990
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	496,179
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	950
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	3,176
*	Savia S.A. de C.V.	3,457,285	250,687
*	US Commercial Corp. S.A. de C.V.	1,084,039	125,765
	Vitro S.A. de C.V. Sponsored ADR	330,736	2,318,459
	Vitro S.A.B. de C.V.	3,272,886	7,712,774

TOTAL — MEXICO			683,308,711

PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
	A. Soriano Corp.	20,195,000	1,472,102
	Aboitiz Equity Ventures, Inc.	5,782,000	806,234
	Alaska Milk Corp.	7,953,000	868,230
*	Alsons Consolidated Resources, Inc.	16,904,000	323,326
*	Bacnotan Consolidated Industries, Inc.	2,341,817	628,032
	Banco de Oro Universal Bank	5,115,420	6,228,859
*	Belle Corp.	31,340,000	777,170
	Cebu Holdings, Inc.	7,763,250	656,853
*	Digital Telecommunications Phils., Inc.	111,539,000	2,966,627
	DMCI Holdings, Inc.	5,354,000	957,563
*	Empire East Land Holdings, Inc.	24,860,000	372,004
*	Export & Industry Bank, Inc.	14,950	129
*	Fil-Estate Land, Inc.	7,196,340	184,611
	Filinvest Development Corp.	6,763,500	859,910
*	Filinvest Land, Inc.	237,350,156	8,073,470
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	3,438,694
*	House of Investments, Inc.	700,000	28,040
*	Kuok Philippine Properties, Inc.	4,300,000	41,577
	Megaworld Properties & Holdings, Inc.	163,184,600	12,291,250

21

	Metro Bank & Trust Co.	7,428,220	$8,817,582
*	Mondragon International Philippines, Inc.	2,464,000	6,618
	Petron Corp.	22,111,000	2,722,152
*	Philippine National Bank	3,619,900	3,728,079
*	Philippine National Construction Corp.	398,900	49,713
*	Philippine Realty & Holdings Corp.	20,930,000	196,524
	Philippine Savings Bank	1,232,313	1,664,941
*	Prime Media Holdings, Inc.	409,000	8,261
*	Prime Orion Philippines, Inc.	14,400,000	134,398
*	RFM Corp.	2,488,200	88,148
	Rizal Commercial Banking Corp.	1,165,699	614,354
	Robinson’s Land Corp. Series B	12,707,000	4,904,751
	Security Bank Corp.	2,136,110	3,313,206
	Semirara Mining Corp.	161,700	105,814
	SM Development Corp.	26,395,680	2,325,046
*	Solid Group, Inc.	19,668,000	329,756
	Union Bank of the Philippines	821,942	955,452
	Universal Robina Corp.	18,561,345	6,495,681

TOTAL — PHILIPPINES			77,435,157

POLAND — (3.3%)
COMMON STOCKS — (3.3%)
	Agora SA	469,291	8,630,564
*	Amica Wronki SA	174,355	1,411,443
	Asseco Poland SA	10,168	297,310
	Bank Millennium SA	5,616,108	25,025,435
	Bank Przemyslowo Handlowy BPH SA	12,570	4,065,486
*	Boryszew SA	252,799	1,886,016
*	Budimex SA	127,217	3,593,186
	Debica SA	110,153	4,123,670
*	Echo Investment SA	103,653	3,309,078
	Elektrobudowa SA	31,135	2,616,339
	Fabryki Mebli Forte SA	70,159	241,511
*	Farmacol SA	3,304	57,796
*	Ferrum SA	4,233	20,399
*	Firma Chemiczna Dwory SA	39,466	2,609,898
	Grupa Kety SA	78,511	6,023,484
	Grupa Lotos SA	839,119	13,083,572
	Impexmetal SA	241,068	25,422,757
	Kredyt Bank SA	317,313	2,619,190
*	Kroscienskie Huty Szkla Krosno SA	63,425	180,879
*	Lentex SA	158,570	2,598,990
*	MNI SA	287,468	461,802
*	Mostostal Export SA	879,352	2,417,903
*	Mostostal Warszawa SA	366,600	5,883,421
*	Mostostal Zabrze Holding SA	350,940	1,567,858
*	Netia Holdings SA	3,274,477	4,669,439
*	Opoczno SA	8,902	182,119
	Orbis SA	668,253	16,739,550
*	Polski Koncern Miesny Duda SA	157,279	636,017

22

*	Polski Koncern Naftowy Orlen SA	5,310,008	$108,889,059
*	Praterm SA	1,500	27,334
	Prokom Software SA	183,497	8,574,490
	Prosper SA	35,618	268,827
*	Raciborska Fabryka Kotlow SA	1,167,888	5,252,970
*	Stalexport SA	460,000	758,187
	Ster-Projekt SA	132,828	322,420
	Sygnity SA	20,209	439,359
	Zelmer SA	3,000	67,861
TOTAL COMMON STOCKS			264,975,619

RIGHTS/WARRANTS — (0.0%)
*	Ferrum SA Rights 11/12/07	4,233	15,659

TOTAL — POLAND			264,991,278

SOUTH AFRICA — (10.3%)
COMMON STOCKS — (10.3%)
	ABSA Group, Ltd.	2,353,362	42,938,197
*	Advtech, Ltd.	620,958	383,662
	Aeci, Ltd.	1,334,024	14,824,702
	Afgri, Ltd.	2,134,642	1,854,137
*	African Rainbow Minerals, Ltd.	1,396,492	23,026,125
	AG Industries, Ltd.	1,340,058	815,888
	Allied Electronics Corp., Ltd.	415,073	2,395,813
	Amalgamated Appliance Holdings, Ltd.	1,148,822	613,604
	Argent Industrial, Ltd.	843,481	2,309,455
*	AST Group, Ltd.	968,701	126,379
	Aveng, Ltd.	1,703,690	12,617,712
	AVI, Ltd.	2,786,770	7,614,595
	Barloworld, Ltd.	2,119,859	36,437,200
	Bell Equipment, Ltd.	452,449	2,571,871
	Business Connexion Group	465,381	436,690
	Bytes Technology Group, Ltd.	314,654	781,849
	Capitec Bank Holdings, Ltd.	143,752	745,245
	Caxton & CTP Publishers & Printers, Ltd.	2,063,088	4,580,531
	City Lodge Hotels, Ltd.	21,170	223,919
*	Corpgro, Ltd.	579,166	—
	Datacentrix Holdings, Ltd.	603,757	418,005
	Datatec, Ltd.	1,770,481	10,426,350
*	Delta Electrical Industries, Ltd.	234,340	466,666
	Dimension Data Holdings PLC	3,977,377	4,598,503
	Distell Group, Ltd.	705,989	6,224,591
	Dorbyl, Ltd.	184,041	294,626
*	Durban Roodeport Deep, Ltd.	308,824	170,419
	Ellerine Holdings, Ltd.	1,366,437	14,339,278
*	Enaleni Pharmaceuticals, Ltd.	801,539	409,845
	Enviroserv Holdings, Ltd.	259,484	454,778
	Exxaro Resources, Ltd.	80,503	822,480
	Gold Fields, Ltd.	183,112	2,788,195
	Gold Fields, Ltd. Sponsored ADR	4,882,535	74,019,231

23

	Gold Reef Resorts, Ltd.	344,218	$1,516,393
	Grindrod, Ltd.	1,298,695	4,490,394
	Group Five, Ltd.	258,794	2,011,034
*	Harmony Gold Mining Co., Ltd.	3,183,494	28,596,403
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	3,805,719
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,802,713
	Hudaco Industries, Ltd.	158,266	1,896,864
#	Hulamin, Ltd.	757,380	2,641,746
	Iliad Africa, Ltd.	76,658	230,838
	Illovo Sugar, Ltd.	497,655	1,605,960
	Imperial Holdings, Ltd.	454,723	9,118,699
	Investec, Ltd.	1,642,445	18,574,645
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	10,897,216
	Johnic Communications, Ltd.	391,810	4,840,856
*	Kap International Holdings, Ltd.	968,903	442,312
	Lewis Group, Ltd.	828,933	7,193,886
	Liberty Group, Ltd.	1,566,347	19,734,457
*	M Cubed Holdings, Ltd.	1,850,526	51,845
	Medi-Clinic Corp., Ltd.	1,277,088	3,890,192
*	Merafe Resources, Ltd.	13,982,084	2,999,452
	Metair Investments, Ltd.	943,953	1,787,546
*	Metorex, Ltd.	610,501	1,951,333
	Metropolitan Holdings, Ltd.	7,756,480	16,080,229
	Mittal Steel South Africa, Ltd.	2,658,860	46,087,678
	Murray & Roberts Holdings, Ltd.	1,479,104	15,625,684
	Mustek, Ltd.	482,271	607,444
	Mvelaphanda Group, Ltd.	3,564,018	5,137,845
	Nampak, Ltd.	4,573,244	12,977,200
	Nedbank Group, Ltd.	2,136,169	40,422,943
	New Clicks Holdings, Ltd.	2,981,064	6,392,799
	New Corpcapital, Ltd.	579,166	7,302
	Northam Platinum, Ltd.	830,061	6,397,188
	Nu-World Holdings, Ltd.	158,299	688,877
	Oceana Group, Ltd.	482,566	1,226,900
	Omnia Holdings, Ltd.	387,795	4,039,543
*	Palabora Mining Co., Ltd.	69,265	786,408
	Peregrine Holdings, Ltd.	665,741	1,711,963
	Pretoria Portland Cement Co., Ltd.	3,933,398	24,942,331
	PSG Group, Ltd.	551,955	2,051,220
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	86,403
	Sanlam, Ltd.	27,373,754	82,673,890
	Sappi, Ltd.	1,311,653	20,773,384
	Sappi, Ltd. Sponsored ADR	602,200	9,635,200
	Sasol, Ltd. Sponsored ADR	1,309,923	52,698,202
	Spur Corp., Ltd.	153,378	212,652
#	Steinhoff International Holdings, Ltd.	9,195,876	29,610,305
	Sun International, Ltd.	160,150	3,486,324
	Super Group, Ltd.	1,473,845	2,544,681
	Telkom South Africa, Ltd.	1,022,486	25,275,408
	Telkom South Africa, Ltd. Sponsored ADR	3,800	377,416

24

*	Tiger Automotive, Ltd.	467,278	$816,271
	Tiger Wheels, Ltd.	575,610	589,418
	Tongaat-Hulett	723,298	10,131,099
	Trans Hex Group, Ltd.	509,906	963,248
	Trencor, Ltd.	1,027,503	5,028,259
	UCS Group, Ltd.	1,309,466	844,612
	Value Group, Ltd.	874,662	270,170

TOTAL — SOUTH AFRICA			834,011,540

SOUTH KOREA — (13.0%)
COMMON STOCKS — (13.0%)
#	Aekyung Petrochemical Co., Ltd.	19,060	788,641
* #	Anam Electronics Co., Ltd.	24,280	236,371
#	Asia Cement Manufacturing Co., Ltd.	10,728	914,054
#	Asia Paper Manufacturing Co., Ltd.	34,410	649,486
#	AUK Corp.	40,090	203,013
	Baiksan Co., Ltd.	41,550	57,331
* #	BNG Steel Co., Ltd	30,250	515,640
#	Bohae Brewery Co., Ltd.	8,830	263,094
	Boo Kook Securities Co., Ltd.	27,705	911,374
#	Boryung Pharmaceutical Co., Ltd.	10,573	467,572
	BYC Co., Ltd.	810	178,677
	Byuck San Corp.	10,472	215,534
#	Byuck San Engineering and Construction Co., Ltd.	87,860	712,610
#	Cambridge Members Co., Ltd.	8,070	259,371
* #	Capro Corp.	61,960	509,097
	Cheil Industrial, Inc.	95,804	5,243,922
* #	Cho Kwang Leather Co., Ltd.	13,660	134,037
	Cho Kwang Paint Co., Ltd.	24,260	88,302
	Choil Aluminum Manufacturing Co., Ltd.	13,190	168,245
	Chon Bang Co., Ltd.	2,520	127,889
	Chosun Refractories Co., Ltd.	8,170	851,798
#	Chungho Comnet Co., Ltd.	17,450	660,886
#	CJ Corp.	1,367	180,654
*	CKD Bio Corp.	9,469	57,834
* #	Comtec Systems Co., Ltd.	75,460	103,122
* #	Cosmochemical Co., Ltd.	47,640	467,405
#	Crown Confectionery Co., Ltd.	1,670	248,345
* #	D.I Corp.	101,890	312,200
#	Dae Chang Industrial Co.	25,740	218,256
#	Dae Dong Industrial Co., Ltd.	17,320	393,573
#	Dae Hyun Co., Ltd.	192,600	240,197
* #	Dae Sang Corp.	110,202	1,367,718
#	Dae Won Kang Up Co., Ltd.	21,320	480,430
* #	Dae Young Packaging Co., Ltd.	388,976	201,331
* #	Dae Yu Co., Ltd.	64,160	124,606
#	Daeduck Electronics Co., Ltd.	157,570	1,210,880
#	Daeduck Industries Co., Ltd.	54,840	599,211
	Daegu Bank Co., Ltd.	135,722	2,529,016
#	Daehan Fire & Marine Insurance Co., Ltd.	63,050	517,739
#	Daehan Flour Mills Co., Ltd.	5,955	1,176,049

25

* #	Daehan Pulp Co., Ltd.	15,051	$100,322
	Daehan Synthetic Fiber Co., Ltd.	5,193	951,877
#	Daekyo Co., Ltd.	24,460	2,533,049
* #	Daekyung Machinery & Engineering Co., Ltd.	3,700	189,141
#	Daelim Industrial Co., Ltd.	115,282	19,283,119
	Daelim Trading Co., Ltd.	31,734	175,334
#	Daesang Farmsco	42,230	118,901
#	Daesang Holdings Co., Ltd.	33,096	209,920
#	Daesung Industrial Co., Ltd.	10,599	2,653,480
* #	Daewon Cable Co., Ltd.	13,570	196,577
#	Daewon Pharmaceutical Co., Ltd.	19,590	273,387
* #	Daewoo Electronic Components Co., Ltd.	18,176	134,734
#	Daewoo Motor Sales Corp.	93,860	4,725,222
	Daewoong Co., Ltd.	14,890	512,164
	Dahaam E-Tec Co., Ltd.	5,985	227,801
#	Daishin Securities Co., Ltd.	201,051	6,836,854
#	Daiyang Metal Co., Ltd.	77,290	526,334
#	Daou Technology, Inc.	98,850	1,190,142
#	DC Chemical Co., Ltd.	49,292	8,611,681
	Digital Power Communications Co., Ltd.	113,840	224,729
	Dong Ah Tire Industrial Co., Ltd.	51,594	469,330
*	Dong Hai Pulp Co., Ltd.	14,310	36,374
	Dong IL Rubber Belt Co., Ltd.	37,288	149,471
#	Dong Wha Pharmaceutical Industries Co.	20,947	1,618,551
* #	Dong Won Co., Ltd.	14,220	179,527
#	Dongbang Agro Co., Ltd.	53,610	397,947
#	Dongbang Transport Logistics Co., Ltd.	10,350	393,239
#	Dongbu Corp.	73,520	2,422,793
#	Dongbu HiTek Co., Ltd.	98,304	1,790,398
#	Dongbu Securities Co., Ltd.	35,440	694,559
#	Dongbu Steel Co., Ltd.	92,198	2,229,738
	Dong-Il Corp.	6,072	573,077
	Dongkook Industrial Co., Ltd.	16,200	38,322
	Dongkuk Steel Mill Co., Ltd.	176,412	8,113,922
#	Dongsu Industrial Co., Ltd.	27,140	481,230
	Dongsung Chemical Co., Ltd.	9,530	166,107
#	Dongsung Pharmaceutical Co., Ltd.	18,510	269,131
	Dongwon F&B Co., Ltd.	8,706	658,732
	Dongwon Industries Co., Ltd.	7,116	446,819
#	Dongyang Engineering & Construction Corp.	6,597	421,178
	Dongyang Express Bus Corp.	3,729	111,121
#	Dongyang Mechatronics Corp.	125,000	1,621,663
* #	Doosan Corp.	42,320	6,719,180
#	Doosan Heavy Industries & Construction Co., Ltd.	116,280	11,161,733
*	DPI Co., Ltd.	22,738	408,348
	Duck Yang Industry Co., Ltd.	4,000	51,122
#	Ducsung Co., Ltd.	45,260	173,685
* #	Eagon Industrial Co., Ltd.	17,070	539,072
*	En Paper Manufacturing Co., Ltd.	46,660	178,905
	Enex Co., Ltd.	5,960	65,213
#	e-Starco Co., Ltd.	170,050	167,977
#	F&F Co., Ltd.	62,660	343,622

26

#	Feelux Co., Ltd.	95,500	$223,122
* #	First Fire & Marine Insurance Co., Ltd.	59,910	729,881
#	Fursys, Inc.	24,120	681,878
#	Gaon Cable Co., Ltd.	12,730	686,039
#	Global & Yuasa Battery Co., Ltd.	44,940	368,629
	Green Cross Corp.	10,540	1,010,216
	GS Holdings Corp.	285,000	14,726,818
	H.S. Industries Co., Ltd.	5,690	59,677
#	Hae In Co., Ltd.	55,050	386,229
#	Halla Engineering & Construction Corp.	38,260	1,054,435
	Han All Pharmaceutical Co., Ltd.	79,410	412,148
#	Han Kuk Carbon Co., Ltd.	25,070	241,724
	Han Wha Corp.	146,740	9,439,400
#	Han Yang Securities Co., Ltd.	41,750	899,304
	Hana Financial Group, Inc.	88,972	4,207,612
	Handok Pharmaceuticals Co., Ltd.	18,150	483,808
#	Handsome Corp.	114,000	1,718,064
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,952,324
#	Hanil Construction Co., Ltd.	27,480	682,174
#	Hanil E-Wha Co., Ltd.	135,210	450,794
	Hanil Iron & Steel Co., Ltd.	1,815	73,160
*	Hanjin Heavy Industries and Construction Co., Ltd.	120,829	10,366,389
#	Hanjin Heavy Industry Co., Ltd.	44,690	2,031,382
#	Hanjin Shipping Co., Ltd.	250,060	13,982,440
#	Hanjin Transportation Co., Ltd.	38,000	2,145,461
	Hankook Cosmetics Co., Ltd.	110,860	448,781
	Hankook Shell Oil Co., Ltd.	1,880	166,332
#	Hankook Tire Manufacturing Co., Ltd.	335,120	7,340,016
#	Hankuk Electric Glass Co., Ltd.	23,010	554,438
	Hankuk Glass Industries, Inc.	29,050	1,205,903
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	710,769
#	Hanmi Capital Co., Ltd.	53,950	960,724
	Hansae Co., Ltd.	43,890	355,187
#	Hanshin Construction Co., Ltd.	19,880	661,411
#	Hansol Chemical Co., Ltd.	35,837	456,516
* #	Hansol Paper Co., Ltd.	158,874	2,752,535
#	Hanssem Co., Ltd.	49,690	344,178
* #	Hansung Enterprise Co., Ltd.	9,410	82,648
	Hanwha Chemical Corp.	267,600	7,005,007
*	Hanwha Non-Life Insurance Co., Ltd.	57,969	1,238,040
#	Hanwha Securities Co., Ltd.	122,490	2,375,168
	Hanwha Timeworld Co., Ltd.	9,000	181,105
	Heung-A Shipping Co., Ltd.	63,680	287,414
	Histeel Co., Ltd.	1,188	27,086
*	Hi-Tron Systems, Inc.	11,660	51,744
#	Honam Petrochemical Corp.	60,759	9,377,830
#	Hotel Shilla, Ltd.	187,880	5,003,784
*	HS R&A Co., Ltd.	12,680	213,566
#	Huchems Fine Chemical Corp.	38,970	1,050,601
* #	Huneed Technologies	9,003	121,864
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	80,533	783,827
#	Husteel Co., Ltd.	22,160	602,518

27

#	Hwa Sung Industrial Co.	44,200	$908,607
* #	Hwacheon Machine Tool Co., Ltd.	2,050	134,837
	Hwacheon Machinery Works Co., Ltd.	4,490	108,865
#	Hwashin Co., Ltd.	59,700	222,654
#	Hyosung T & C Co., Ltd.	124,047	9,072,909
* #	Hyundae Metal Co., Ltd.	33,010	70,171
	Hyundai Cement Co., Ltd.	17,245	967,867
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,671,235
#	Hyundai DSF Co., Ltd.	27,180	389,377
#	Hyundai Elevator Co., Ltd.	10,770	1,864,021
#	Hyundai Hysco	270,550	3,673,946
#	Hyundai Merchant Marine Co., Ltd.	139,351	7,370,301
	Hyundai Mobis	3,297	354,478
#	Hyundai Motor Co., Ltd.	764,050	56,616,782
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	502,460
#	Hyundai Securities Co., Ltd.	480,870	14,655,153
#	Hyundai Steel Co.	238,900	19,111,661
#	Il Dong Pharmaceutical Co., Ltd.	20,084	1,066,728
	Il Sung Construction Co., Ltd.	7,660	112,321
#	Iljin Diamond Co., Ltd.	11,368	248,188
*	Iljin Display Co., Ltd.	14,591	240,668
#	Iljin Electric, Ltd.	136,910	1,181,339
	Ilshin Spinning Co., Ltd.	5,070	400,481
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,298,084
#	InziControls Co., Ltd.	27,640	209,839
#	ISU Chemical Co., Ltd.	19,790	326,946
#	Isupetasys Co., Ltd.	116,640	194,470
#	Jahwa Electronics Co., Ltd.	69,130	511,633
#	Jeil Mutual Savings Bank	40,900	409,170
	Jeil Pharmaceutical Co.	29,220	334,457
#	Jeonbuk Bank, Ltd.	164,370	1,704,422
* #	Jindo Corp.	59,460	532,212
*	Jinro, Ltd.	57	19,519
#	Joongang Construction Co., Ltd.	20,550	440,677
#	K.C. Tech Co., Ltd.	79,845	547,226
#	KCC Corp.	29,050	14,859,696
* #	KCTC	6,030	250,065
#	Keang Nam Enterprises Co., Ltd.	49,632	2,226,975
*	KEC Corp.	116,249	149,109
* #	KEC Holdings Co., Ltd.	38,749	77,982
#	Keyang Electric Machinery Co., Ltd.	187,450	623,200
#	KG Chemical Corp.	36,983	473,030
* #	Kia Motors Corp.	931,590	12,596,652
#	KISWIRE, Ltd.	38,524	1,871,483
#	Kodenshi Korea Corp.	64,590	227,334
* #	Kolon Industries, Inc.	60,719	2,240,492
#	Korea Cast Iron Pipe Co., Ltd.	44,688	338,934
* #	Korea Circuit Co.	57,220	250,706
#	Korea Cottrell Co., Ltd.	31,310	466,919
* #	Korea Data Systems Co., Ltd.	64,021	74,508
#	Korea Development Co., Ltd.	40,490	1,205,647
	Korea Development Leasing Corp.	9,522	608,038

28

#	Korea Electric Terminal Co., Ltd.	42,160	$1,120,897
	Korea Exchange Bank	482,380	7,640,258
#	Korea Export Packing Industries Co., Ltd.	5,420	81,146
#	Korea Fine Chemical Co., Ltd.	5,946	624,377
#	Korea Flange Co., Ltd.	18,630	327,334
#	Korea Investment Holdings Co., Ltd.	167,096	10,757,970
#	Korea Iron & Steel Co., Ltd.	38,530	3,688,605
#	Korea Kolmar Co., Ltd.	20,300	88,640
#	Korea Komho Petrochemical Co., Ltd.	58,643	4,612,485
#	Korea Line Corp.	25,046	4,751,936
#	Korea Mutual Savings Bank	18,280	578,439
#	Korea Petrochemical Industry Co., Ltd.	17,160	1,382,739
#	Korea Polyol Co., Ltd.	9,632	740,250
#	Korea Zinc Co., Ltd.	39,981	8,016,964
	Korean Air Co., Ltd.	205,694	13,927,692
#	Korean Air Terminal Service Co., Ltd.	10,970	745,389
#	Korean French Banking Corp.	159,610	422,110
* #	KP Chemical Corp.	304,576	3,876,934
*	KP Co., Ltd.	81,412	210,566
#	KPC Holdings Corp.	7,249	501,072
	KT Freetel, Ltd.	458,000	14,883,672
* #	KTB Network, Ltd.	163,610	1,466,594
#	Kukdo Chemical Co., Ltd.	15,960	574,551
*	Kukdong Corp.	32,500	122,068
	Kukje Pharm Ind. Co., Ltd.	30,180	146,194
	Kumho Electronics Co., Ltd.	3,930	159,048
#	Kumho Industrial Co., Ltd.	105,290	7,541,789
#	Kumho Tire Co., Inc.	216,000	3,654,705
#	Kumkang Industrial Co., Ltd.	11,170	187,688
	Kunsul Chemical Industrial Co., Ltd.	22,480	562,968
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,381,898
* #	Kwang Myung Electric Engineering Co., Ltd.	210,820	524,822
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,708,699
#	Kyobo Securities Co., Ltd.	67,440	1,875,651
	Kyung Dong Navien Co., Ltd.	3,450	91,482
*	Kyungbang Co., Ltd.	1,856	544,631
	Lee Ku Industrial Co., Ltd.	60,490	122,772
#	LG Chemical, Ltd.	167,734	17,453,917
	LG Corp.	411,360	23,612,365
	LG Dacom Corp.	63,060	1,646,372
	LG Electronics, Inc.	466,520	35,793,935
	LG Fashion Corp.	50,470	1,501,023
#	LG International Corp.	106,303	3,526,024
#	LG Petrochemical Co., Ltd.	118,910	5,752,717
* #	LG Phillips LCD Co., Ltd.	444,000	18,887,830
#	Lotte Chilsung Beverage Co., Ltd.	1,420	2,181,756
#	Lotte Confectionary Co., Ltd.	3,625	6,176,891
#	Lotte Sam Kang Co., Ltd.	4,440	1,227,785
#	LS Cable, Ltd.	96,200	9,877,909
*	Maniker Co., Ltd.	247,030	267,322
#	Meritz Fire Marine Insurance Co., Ltd.	231,622	2,306,917
#	Meritz Securities Co., Ltd.	114,250	1,718,002

29

	Mi Chang Oil Industrial Co., Ltd.	3,650	$137,775
#	MonAmi Co., Ltd.	9,490	151,651
#	Moorim Paper Co., Ltd.	57,710	822,830
	Motonic Corp.	640	53,341
#	Namhae Chemical Corp.	163,880	1,267,290
* #	Namkwang Engineering & Construction Co., Ltd.	24,660	463,864
*	Namsun Aluminum Co., Ltd.	14,470	162,412
	Namyang Dairy Products Co., Ltd.	1,985	2,080,290
* #	Nasan Co., Ltd.	16,090	448,774
	Nexen Corp.	5,680	226,911
#	Nexen Tire Corp.	4,820	259,547
	NH Investment & Securities Co., Ltd.	54,071	979,860
#	Nong Shim Holdings Co., Ltd.	7,060	675,839
#	Noroo Paint Co., Ltd.	37,899	266,416
#	Ottogi Corp.	10,309	1,779,890
#	Pacific Pharmaceutical Co., Ltd.	3,840	209,594
#	Pang Rim Co., Ltd.	15,040	389,657
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—
	PaperCorea, Inc.	19,552	202,014
#	Pohang Coated Steel Co., Ltd.	15,650	413,620
#	Poong Lim Industrial Co., Ltd.	74,350	785,447
#	Poong San Corp.	123,590	3,359,810
	POSCO	420	257,032
#	POSCO ADR	1,060,011	162,510,286
#	Pulmuone Co., Ltd.	15,710	751,054
#	Pum Yang Construction Co., Ltd.	21,917	443,258
	Pusan Bank	431,650	8,043,695
#	Pusan City Gas Co., Ltd.	37,100	1,114,539
* #	Pyung Hwa Holdings Co., Ltd.	42,576	139,028
#	Pyung Hwa Industrial Co., Ltd.	42,488	263,280
* #	Rocket Electric Co., Ltd.	1,000	17,202
#	S&T Corp.	20,769	1,173,624
#	S&T Dynamics Co., Ltd.	138,204	2,209,941
* #	Saehan Industries, Inc.	162,470	2,057,803
* #	Saehan Media Corp.	116,770	297,164
*	Sajo Industries Co., Ltd.	13,900	544,140
	Sam Kwang Glass Industrial Co., Ltd.	15,850	683,718
	Sam Whan Camus Co., Ltd.	9,400	139,579
#	Sam Yung Trading Co., Ltd.	13,840	95,258
#	Sambu Construction Co., Ltd.	23,868	1,684,450
* #	Samho International Co., Ltd.	12,120	354,865
	Samhwa Crown and Closure Co., Ltd.	3,100	97,845
* #	Samhwa Electric Co., Ltd.	18,410	71,025
	Samhwa Paints Industrial Co., Ltd.	48,610	201,085
* #	Samick Musical Instruments Co., Ltd.	621,710	665,829
	Samsung Climate Control Co., Ltd.	11,990	123,762
#	Samsung Corp.	632,820	43,078,334
#	Samsung Electro-Mechanics Co., Ltd.	99,520	5,503,311
#	Samsung Fine Chemicals Co., Ltd.	89,080	5,027,071
#	Samsung SDI Co., Ltd.	166,550	10,947,810
#	Samsung Securities Co., Ltd.	116,860	9,960,731

30

#	Samwhan Corp.	40,500	$1,435,120
#	Samyang Corp.	29,585	2,303,187
#	Samyang Genex Co., Ltd.	9,472	1,050,912
	Samyang Tongsang Co., Ltd.	8,060	291,441
*	Samyoung Chemical Co., Ltd.	2,820	26,774
#	Samyoung Electronics Co., Ltd.	56,300	572,566
*	SAVEZONE I&C Corp.	166,200	652,776
*	SC Engineering Co., Ltd.	34,640	242,176
#	Seah Besteel Corp.	31,400	809,658
#	Seah Holdings Corp.	10,789	1,654,899
#	Seah Steel Corp.	14,125	928,525
* #	Sean Co., Ltd.	9,110	17,639
#	Sebang Co., Ltd.	80,550	1,485,912
#	Sejong Industrial Co., Ltd.	101,600	719,394
	Sempio Foods Co.	16,170	397,074
#	Seondo Electric Co., Ltd.	35,800	193,911
#	Seoul Securities Co., Ltd.	890,049	2,715,400
* #	Sewoo Global Co., Ltd.	156,320	192,126
*	SGWICUS Corp.	20,530	87,202
* #	SH Chemical Co., Ltd.	44,940	412,895
#	Shin Heung Securities Co., Ltd.	39,843	620,340
* #	Shin Poong Paper Manufacturing Co., Ltd.	14,470	220,364
#	Shin Young Securities Co., Ltd.	26,040	1,707,307
	Shin Young Wacoal, Inc.	273	47,645
	Shinhan Financial Group Co., Ltd.	91,506	5,610,246
	Shinpoong Pharmaceutical Co., Ltd.	13,200	429,266
#	Shinsegae Engineering & Construction Co., Ltd.	3,980	190,525
	Shinsung Engineering & Construction Co., Ltd.	38,300	407,438
#	Shinsung Engineering Co., Ltd.	108,470	542,311
* #	Shinsung Tongsang Co., Ltd.	34,250	233,434
* #	Silla Trading Co., Ltd.	18,890	198,245
#	Sindo Ricoh Co., Ltd.	27,650	2,102,396
#	SJM Co., Ltd.	60,580	399,900
#	SK Chemicals Co., Ltd.	36,040	2,851,386
#	SK Corp., Ltd.	129,764	19,961,523
*	Sk Energy Co., Ltd.	317,698	43,508,678
#	SK Gas Co., Ltd.	24,760	2,115,451
#	SKC Co., Ltd.	74,250	2,452,430
	SL Corp.	33,210	338,977
	Songwon Industrial Co., Ltd.	45,480	199,207
#	Soosan Heavy Industries Co., Ltd.	90,730	181,696
* #	Ssangyong Cement Industry Co., Ltd.	244,156	4,286,137
* #	Ssangyong Motor Co.	390,550	2,385,739
#	Suheung Capsule Co., Ltd.	52,170	424,342
	Sung Bo Chemicals Co., Ltd.	4,130	191,254
#	Sung Chang Enterprise Co., Ltd.	20,760	735,492
* #	Sung Shin Cement Co., Ltd.	60,720	1,235,999
#	Sungjee Construction Co., Ltd.	28,480	555,834
* #	Sungwon Corp.	69,880	1,204,963
#	Sunjin Co., Ltd.	7,650	317,960
#	Sunkyong Securities Co., Ltd.	384,280	1,701,670
*	SY Co., Ltd.	71,600	69,785

31

#	Tae Kwang Industrial Co., Ltd.	2,881	$4,544,249
#	Tae Kyung Industrial Co., Ltd.	92,200	423,345
#	Taegu Department Store Co., Ltd.	52,221	961,721
#	Taeyoung Engineering & Contruction	242,600	3,227,697
#	Tai Han Electric Wire Co., Ltd.	146,747	7,034,868
	Tai Lim Packaging Industries Co., Ltd.	13,420	175,903
*	Taihan Textile Co., Ltd.	836	43,897
#	Telcoware Co., Ltd.	36,000	424,139
* #	The Will-Bes & Co., Ltd.	44,310	207,547
*	Tong Kook Corp.	607	1,011
#	Tong Yang Moolsan Co., Ltd.	12,890	133,498
* #	TRYBRANDS, Inc.	75,800	415,084
#	TS Corp.	11,001	532,410
#	Unid Co., Ltd.	32,400	1,384,406
* #	Unimo Technology Co., Ltd.	46,890	93,190
#	Union Steel Manufacturing Co., Ltd.	29,697	902,165
	Wiscom Co., Ltd.	32,980	160,296
#	Woori Investment & Securities Co., Ltd.	333,310	9,362,169
	WooSung Feed Co., Ltd.	101,890	231,243
	YESCO Co., Ltd.	16,050	657,866
#	Yoosung Enterprise Co., Ltd.	106,520	553,689
#	Youlchon Chemical Co., Ltd.	82,970	972,746
*	Young Poong Mining & Construction Corp.	18,030	1,057
	Youngbo Chemical Co., Ltd.	33,000	98,451
#	Youngone Corp.	178,660	1,838,752
#	Youngpoong Corp.	4,220	2,872,320
#	Yuhwa Securities Co., Ltd.	26,020	645,029
* #	Yuyang Telecom Co., Ltd.	11,200	159,806
*	Zinus, Inc.	9,330	7,458
TOTAL COMMON STOCKS			1,054,591,828

RIGHTS/WARRANTS — (0.0%)
*	Hanil Construction Co., Ltd. Rights 09/20/07	7,089	55,916
*	S&T Corp. Rights 09/20/07	3,509	62,275
TOTAL RIGHTS/WARRANTS			118,191

TOTAL — SOUTH KOREA			1,054,710,019

TAIWAN — (10.9%)
COMMON STOCKS — (10.9%)
*	A.G.V. Products Corp.	2,006,000	904,879
*	Abocom Systems, Inc.	442,000	300,639
*	Acbel Polytech, Inc.	2,524,040	1,618,812
*	Accton Technology Corp.	1,621,000	797,048
	Allis Electric Co., Ltd.	749,320	238,667
	Ampoc Far East Co., Ltd.	727,200	355,128
	Amtran Technology Co., Ltd.	1,790,348	2,761,096

32

*	Apex Science & Engineering Corp.	496,000	$130,529
*	Arima Computer Corp.	5,278,000	1,288,532
	Asia Cement Corp.	10,885,365	15,269,206
	Asia Chemical Corp.	1,582,000	751,998
	Asia Polymer Corp.	1,445,489	942,422
*	Asia Vital Components Co., Ltd.	1,133,322	1,154,831
	AU Optronics Corp.	3,785,285	5,521,593
	Aurora Corp.	548,403	576,458
	Aurora Systems Corp.	281,000	166,040
	Avision, Inc.	1,144,977	674,536
	Bank of Kaohsiung Co., Ltd.	3,185,622	2,229,739
*	Behavior Tech Computer Corp.	1,580,791	886,605
*	Benq Corp.	18,261,000	8,563,069
	Bes Engineering Corp.	9,087,089	2,884,922
	Biostar Microtech International Corp.	458,265	480,544
	C Sun Manufacturing, Ltd.	181,734	123,293
*	Carnival Industrial Corp.	2,092,000	580,844
	Cathay Chemical Works, Inc.	857,000	359,222
	Cathay Real Estate Development Co., Ltd.	4,872,421	2,274,222
	Central Reinsurance Co., Ltd.	1,472,744	674,033
*	Chain Qui Development Co., Ltd.	260,000	427,040
*	Champion Building Materials Co., Ltd.	1,195,000	627,912
	Chang Hwa Commercial Bank	33,184,459	20,816,441
*	Chang-Ho Fibre Corp.	192,000	84,083
	Charoen Pokphand Enterprises Co., Ltd.	787,000	445,865
	Cheng Loong Corp.	7,053,480	2,756,207
	Chenming Mold Industrial Corp.	762,347	279,506
	Chi Mei Optoelectronic Corp.	28,881,840	29,242,870
*	Chia Her Industrial Co., Ltd.	2,263,340	225,601
*	Chia Hsin Cement Corp.	3,768,000	2,936,097
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,767
*	Chien Shing Stainless Steel Co., Ltd.	1,618,000	535,449
*	Chien Tai Cement Co., Ltd.	282,238	7,381
	China Airlines	17,623,881	6,911,806
	China Chemical & Pharmaceutical Co.	1,877,264	1,213,288
	China Development Financial Holding Corp.	68,072,870	27,759,764
	China Electric Manufacturing Co., Ltd.	2,089,200	1,082,542
*	China General Plastics Corp.	2,402,000	620,910
	China Glaze Co., Ltd.	875,945	443,685
*	China Man-Made Fiber Co., Ltd.	7,318,813	2,785,340
	China Motor Co., Ltd.	6,106,749	5,415,458
*	China Petrochemical Development Corp.	12,493,000	5,589,443
*	China Rebar Co., Ltd.	439,188	60,155
	China Steel Structure Co., Ltd.	425,219	240,132
	China Synthetic Rubber Corp.	2,189,890	2,769,611
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	352,877
*	Chinatrust Financial Holdings Co., Ltd.	25,190,809	18,946,397
	Ching Feng Home Fashions Industries Co., Ltd.	391,190	212,639
	Chin-Poon Industrial Co., Ltd.	1,777,451	1,754,236
	Chun Yu Works & Co., Ltd.	1,800,000	565,109
	Chun Yuan Steel Industrial Co., Ltd.	2,678,026	1,120,724

33

	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	$1,504,025
	Chung Hwa Pulp Corp.	2,777,419	1,550,329
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	41,118,045	10,570,321
*	Clevo Co.	2,445,029	4,292,042
*	CMC Magnetics Corp.	20,264,000	8,900,027
	Collins Co., Ltd.	1,771,319	662,698
	Compal Electronics, Inc.	2,278,232	2,522,150
	Compeq Manufacturing Co., Ltd.	7,635,000	3,278,629
*	Compex International Co. Ltd.	46,400	281
	Continental Engineering Corp.	4,131,848	2,394,623
*	Cosmos Bank Taiwan	8,886,000	1,488,108
	CTCI Corp.	2,762,786	2,112,438
	CX Technology Co., Ltd..	82,728	60,802
	Cyntec Co., Ltd.	42,655	73,469
	Da-Cin Construction Co., Ltd.	1,421,579	643,970
*	Delpha Construction Co., Ltd.	1,684,044	479,697
*	Der Pao Construction Co., Ltd.	1,139,000	28,302
	Diamond Flower Electric Instrument Co., Ltd.	67,916	202,862
*	E.Sun Financial Holding Co., Ltd.	12,690,000	6,699,568
*	Eastern Media International	8,164,235	2,023,233
	Eclat Textile Co., Ltd.	301,813	187,807
	Edom Technology Co., Ltd.	740,800	484,884
	Elan Microelectronics Corp.	1,495,361	2,821,895
	Elite Material Co., Ltd.	108,790	57,138
	Elite Semiconductor Memory Technology, Inc.	770,009	2,128,362
	Elitegroup Computer Systems Co., Ltd.	6,525,975	4,229,214
	Enlight Corp.	1,529,535	507,866
*	EnTie Commercial Bank	5,756,474	1,347,416
	Eten Information Systems, Ltd.	842,009	1,230,188
*	Eva Airways Corp.	16,403,783	6,063,269
*	Ever Fortune Industrial Co., Ltd.	409,000	4,090
	Everest Textile Co., Ltd.	2,387,002	635,830
	Evergreen International Storage & Transport Corp.	5,977,000	3,046,970
	Evergreen Marine Corp., Ltd.	11,512,527	7,453,863
	Everlight Chemical Industrial Corp.	1,816,950	1,423,996
*	Everspring Industry Co., Ltd.	1,293,180	448,082
	Evertop Wire Cable Corp.	790,369	280,707
	Excel Cell Electronics Co., Ltd.	565,000	362,392
	Far East Textile, Ltd.	17,787,541	20,917,256
	Far Eastern Department Stores, Ltd.	5,509,225	5,496,401
	Far Eastern International Bank	9,529,236	4,259,608
	Federal Corp.	2,762,286	1,878,476
	Feng Hsin Iron & Steel Co., Ltd.	333,000	449,442
*	FIC Global, Inc.	244,510	39,373
	First Copper Technology Co., Ltd.	1,750,750	718,976
	First Financial Holding Co., Ltd.	10,676,506	7,380,794
	First Hotel	399,454	460,748
*	First Steamship Co., Ltd.	728,000	1,767,981
	Formosa Taffeta Co., Ltd.	6,473,511	7,353,524
	Formosan Rubber Group, Inc.	2,419,000	1,491,033
	Formosan Union Chemical Corp.	223,848	86,927

34

	Fortune Electric Co., Ltd.	945,000	$1,591,691
	Fortune Information Systems Corp.	357,000	163,020
*	Fu I Industrial Co., Ltd.	290,400	102,612
	Fubon Financial Holding Co., Ltd.	24,833,000	21,411,000
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	5,531,271
	Fwuson Industry Co., Ltd.	915,000	309,300
*	G.T.M. Corp.	543,000	439,363
*	Giga Storage Corp.	2,039,898	713,417
	Giga-Byte Technology Co., Ltd.	4,813,287	4,385,516
	Gold Circuit Electronics, Ltd.	1,421,805	1,288,380
	Goldsun Development & Construction Co., Ltd.	7,760,232	4,393,585
	Good Will Instrument Co., Ltd.	365,400	343,763
	Gordon Auto Body Parts Co., Ltd.	1,034,830	490,805
*	Grand Pacific Petrochemical Corp.	3,172,000	1,215,669
	Grape King, Inc.	516,000	435,945
	Great China Metal Industry Co., Ltd.	1,531,000	799,393
	Great Wall Enterprise Co., Ltd.	2,205,398	3,143,730
	Hanpin Co., Ltd.	1,008,000	880,169
*	Helix Technology, Inc.	29,585	8,472
	Hey Song Corp.	2,757,000	1,200,657
*	Hitron Technologies, Inc.	619,000	253,795
*	Ho Tung Holding Corp.	2,929,628	1,021,770
*	Hocheng Corp.	2,056,000	990,829
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,059,420	379,820
*	Hong Ho Precision Textile Co., Ltd.	93,889	23,057
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	2,199,714
	Hong Yi Fiber Industry Co., Ltd.	573,000	171,591
	Hsin Kuang Steel Co., Ltd.	1,000,098	751,696
	Hsing Ta Cement Co., Ltd.	1,789,980	634,315
	Hua Eng Wire & Cable Co., Ltd.	3,115,035	1,098,651
	Hua Nan Financial Holding Co., Ltd.	86,428	57,046
*	Hualon Corp.	257,040	8,412
	Hung Ching Development & Construction Co., Ltd.	1,828,468	851,434
	Hung Poo Construction Corp.	1,378,650	1,466,590
	Hung Sheng Construction Co., Ltd.	2,520,000	1,735,573
*	Hwa Fong Rubber Co., Ltd.	217,000	71,490
	Inventec Corp.	6,068,697	3,863,452
*	Jean Co., Ltd.	190,000	107,073
	Jui Li Enterprise Co., Ltd.	692,000	294,024
	Jung Shing Wire Co., Ltd.	126,670	41,075
	K Laser Technology, Inc.	680,000	792,455
	Kang Na Hsiung Co., Ltd.	1,395,127	954,690
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	640,717
*	Kaulin Manufacturing Co., Ltd.	820,050	1,063,483
	Kee Tai Properties Co., Ltd.	865,095	821,944
*	Kenda Rubber Industrial Co., Ltd.	1,868,505	2,006,560
	King Yuan Electronics Co., Ltd.	6,669,699	4,126,364
	Kingdom Construction Co., Ltd.	2,469,000	1,053,757
*	King’s Town Bank	4,163,012	1,419,852
	Kinpo Electronics, Inc.	8,717,368	3,330,762
	Knowledge-Yield-Excellence Systems Corp.	468,200	862,065
	Kung Long Batteries Industrial Co., Ltd.	173,000	162,273

35

*	Kuoyang Construction Co., Ltd.	641,029	$457,754
*	Kwong Fong Industries Corp.	3,076,000	875,412
	Lan Fa Textile Co., Ltd.	1,345,930	536,006
*	Lead Data Co., Ltd.	2,222,140	734,410
*	Leadtek Research, Inc.	1,009,493	619,067
*	Lealea Enterprise Co., Ltd.	3,654,000	1,139,965
*	Lee Chang Yung Chemical Industry Corp.	900,376	1,144,932
*	Lee Chi Enterprises Co., Ltd.	1,350,900	874,128
	Lelon Co., Ltd.	919,118	530,622
*	Leofoo Development Co., Ltd.	1,940,000	1,035,557
	Les Enphants Co., Ltd.	157,740	153,694
*	Li Peng Enterprise Co., Ltd.	3,545,300	1,480,177
	Lian Hwa Foods Corp.	157,000	58,480
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	228,866
	Lien Hwa Industrial Corp.	3,951,869	2,339,906
	Lingsen Precision Industries, Ltd.	1,536,320	733,308
	Lite-On Technology Corp.	103,481	163,273
	Long Bon Development Co., Ltd.	2,146,943	1,236,141
	Long Chen Paper Co., Ltd.	2,583,695	1,084,818
	Lucky Cement Corp.	2,045,000	789,966
*	Lung Hwa Electronics Corp.	124,189	24,243
*	Macronix International Co., Ltd.	19,187,009	11,889,422
	Mayer Steel Pipe Corp.	788,740	870,091
	Maywufa Co., Ltd.	192,264	120,823
	Mega Financial Holding Co., Ltd.	66,342,000	41,304,577
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	567,834	683,665
	Mercuries & Associates, Ltd.	2,495,980	1,795,939
*	Mercuries Data Co., Ltd.	1,131,800	279,245
	Merida Industry Co., Ltd.	447,260	1,023,272
	Microelectronics Technology, Inc.	2,394,000	1,781,453
	Micro-Star International Co., Ltd.	6,109,500	6,302,581
*	Microtek International, Inc.	819,062	158,456
	Mitac Technology Corp.	1,501,065	1,598,439
	Mobiletron Electronics Co., Ltd.	90,000	123,884
	Mospec Seminconductor Corp.	404,000	614,644
*	Mustek Systems, Inc.	1,637,514	627,966
*	Namchow Chemical Industrial Co., Ltd.	845,057	310,015
	Nankang Rubber Tire Co., Ltd.	214,570	333,079
*	Nantex Industry Co., Ltd.	1,263,615	1,403,743
	Nanya Technology Co., Ltd.	13,638,706	10,030,111
*	New Asia Construction & Development Co., Ltd.	1,011,542	257,483
	Nien Hsing Textile Co., Ltd.	2,915,000	2,033,038
	Ocean Plastics Co., Ltd.	1,135,776	786,151
*	Optimax Technology Corp.	3,246,000	1,473,532
*	Opto Tech Corp.	1,328,000	1,249,093
*	Orient Semiconductor Electronics, Ltd.	648,713	235,520
	Oriental Union Chemical Corp.	3,890,280	3,951,001
*	Pacific Construction Co., Ltd.	4,079,256	825,010
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,514
	Pan Jit International, Inc.	1,151,155	1,666,591
	Phihong Technology Co., Ltd.	1,510,447	1,508,183

36

*	Picvue Electronics, Ltd.	241,600	$—
*	Potrans Electrical Corp.	1,139,000	150,486
*	Primax Electronics, Ltd.	1,839,744	971,774
	Prince Housing & Development Corp.	3,013,987	1,964,773
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,426,963
*	Promise Technology, Inc.	646,126	445,177
*	Quintain Steel Co., Ltd.	2,311,000	576,350
	Radium Life Tech Corp.	791,114	947,041
*	Ralec Electronic Corp.	286,018	519,690
	Realtek Semiconductor Corp.	789,500	3,863,334
*	Rectron, Ltd.	877,300	154,505
*	Reward Wool Industry Corp.	965,000	313,706
*	Rexon Industrial Corp., Ltd.	1,026,820	364,381
*	Ritek Corp.	18,308,518	5,502,645
	Ruentex Development Co., Ltd.	2,897,000	3,522,851
	Ruentex Industries, Ltd.	2,485,000	2,150,957
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,406,684	1,118,195
	San Fang Chemical Industry Co., Ltd.	207,280	165,531
	Sanyang Industrial Co., Ltd.	4,477,000	3,363,718
	Sanyo Electric Co., Ltd.	971,000	872,701
	Senao International Co., Ltd.	149,474	226,811
	Shan-Loong Transportation Co., Ltd.	133,286	67,596
	Sheng Yu Steel Co., Ltd.	1,553,000	1,544,483
	Shihlin Electric & Engineering Corp.	1,643,000	1,788,971
	Shinkong Co., Ltd.	1,879,488	1,086,920
*	Shinkong Synthetic Fibers Co., Ltd.	7,298,342	2,730,605
	Shuttle, Inc.	1,050,223	538,998
	Silicon Integrated Systems Corp.	8,371,485	4,109,048
	Sincere Navigation Corp.	458,462	970,785
	Sinkang Industries Co., Ltd.	523,750	472,048
	Sinkong Spinning Co., Ltd.	935,825	682,922
	Sinon Corp.	1,798,700	647,127
	SinoPac Holdings Co., Ltd.	43,647,809	20,702,342
*	Sintek Photronics Corp.	4,527,182	1,422,041
*	Siward Crystal Technology Co., Ltd.	631,332	520,303
*	Solomon Technology Corp.	1,916,000	1,592,345
	South East Soda Manufacturing Co., Ltd.	1,018,000	654,831
	Southeast Cement Co., Ltd.	2,802,700	1,114,534
*	Space Shuttle Hi-Tech Co., Ltd.	778,032	273,341
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	627,800
	Standard Foods Taiwan, Ltd.	1,526,000	853,979
	Stark Technology, Inc.	1,073,000	589,395
	Sunonwealth Electric Machine Industry Co., Ltd.	1,186,699	805,980
	Synnex Technology International Corp.	1,533,945	4,227,566
*	Syscom Computer Engineering Co.	446,000	193,125
	Sysware Systex Corp.	920,890	1,261,976
*	T JOIN Transportation Co.	1,537,000	664,819
	Ta Chen Stainless Pipe Co., Ltd.	1,069,123	1,545,807
*	Ta Chong Bank, Ltd.	12,806,906	4,058,208
	Ta Ya Electric Wire & Cable Co., Ltd.	2,909,906	1,061,204

37

	Ta Yih Industrial Co., Ltd.	192,000	$142,035
	Tah Hsin Industrial Corp.	1,101,000	758,757
*	Tai Roun Products Co., Ltd.	379,000	117,433
*	Ta-I Technology Co., Ltd.	741,699	1,152,713
*	Taichung Commercial Bank	6,801,961	2,784,301
	Tainan Spinning Co., Ltd.	8,319,000	4,203,510
*	Taishin Financial Holdings Co., Ltd.	50,636,000	25,378,480
*	Taisun Enterprise Co., Ltd.	1,586,721	482,116
*	Taita Chemical Co., Ltd.	1,394,690	448,483
*	Taiwan Business Bank	33,344,549	9,366,590
	Taiwan Cement Corp.	12,184,958	15,679,711
	Taiwan Cooperative Bank	13,164,959	9,079,730
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,581,810
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	68,269
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	86,894
	Taiwan Glass Ind. Corp.	5,433,094	4,942,957
	Taiwan Hon Chuan Enterprise Co., Ltd.	865,468	828,580
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	351,917
*	Taiwan Kolin Co., Ltd.	5,797,000	2,459,923
	Taiwan Line Tek Electronic Co., Ltd.	419,120	290,153
	Taiwan Mask Corp.	1,678,000	971,922
*	Taiwan Navigation Co., Ltd.	684,898	1,494,259
*	Taiwan Polypropylene Co., Ltd.	1,356,000	1,195,447
*	Taiwan Pulp & Paper Corp.	2,218,000	740,025
*	Taiwan Sakura Corp.	1,321,397	591,448
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	650,066
*	Taiwan Styrene Monomer Corp.	3,439,000	1,605,414
*	Taiwan Tea Corp.	4,944,381	2,749,358
	Taiyen Biotech Co., Ltd.	1,390,000	1,090,112
*	Tatung Co., Ltd.	22,351,000	10,526,779
*	Teapo Electronic Corp.	2,021,670	572,207
	Teco Electric & Machinery Co., Ltd.	11,855,834	6,652,119
	Tecom, Ltd.	1,440,753	1,301,646
*	Test-Rite International Co., Ltd.	1,318,753	925,997
	Tex-Ray Industrial Co., Ltd.	724,000	422,481
	The Ambassador Hotel	605,000	505,461
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,762,446	849,987
	Thye Ming Industrial Co., Ltd.	164,000	270,228
	Ton Yi Industrial Corp.	6,794,810	3,864,627
	Tong Yang Industry Co., Ltd.	434,660	513,350
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	97,081
*	Tsann Kuen Enterprise Co., Ltd.	1,816,000	2,434,443
	TSRC Corp.	1,874,400	2,597,254
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	134,313
	Tung Ho Steel Enterprise Corp.	2,688,555	3,608,390
*	Twinhead International Corp.	1,446,017	269,106
	TYC Brother Industrial Co., Ltd.	623,239	438,296
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	513,101
	Tze Shin International Co., Ltd.	890,400	569,973
*	Union Bank of Taiwan	8,402,577	2,117,528
*	Union Insurance Co., Ltd.	2,224,575	178,228

38

	Unitech Electronics Co., Ltd.	1,053,169	$545,501
	Unitech Printed Circuit Board Corp.	1,898,338	1,913,208
	United Integration Service Co., Ltd.	930,000	861,941
	United Microelectronics Corp.	121,598,474	68,646,869
*	Universal Cement Corp.	2,710,585	1,317,128
	Universal Microelectronics Co., Ltd.	729,010	513,282
	Universal Scientific Industrial Co., Ltd.	3,874,812	2,599,692
	Universal, Inc.	622,000	242,980
	UPC Technology Corp.	4,093,468	2,828,259
	USI Corp.	4,010,000	1,735,771
*	U-TECH Media Corp.	1,265,799	447,288
*	Ve Wong Corp.	725,000	511,400
*	Visual Photonics Epitacy Co., Ltd.	86,000	173,932
	Walsin Lihwa Corp.	18,018,412	8,851,208
	Walsin Technology Corp., Ltd.	3,272,513	3,332,184
	Wan Hwa Enterprise Co., Ltd.	1,079,843	609,788
	Waterland Financial Holdings	12,628,620	3,904,703
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	443,729
*	Wei Chuan Food Corp.	1,007,000	728,745
	Weltrend Semiconductor, Inc.	898,160	1,201,746
	Winbond Electronics Corp.	24,872,000	7,475,650
	Wintek Corp.	7,268,000	8,331,670
	WPG Holdings Co., Ltd.	1,006,464	1,282,936
*	Wus Printed Circuit Co., Ltd.	3,003,928	982,277
*	Ya Hsin Industrial Co., Ltd.	1,936,000	349,653
	Yageo Corp.	19,293,840	7,401,037
*	Yang Ming Marine Transport Corp.	8,243,058	5,823,385
	Yeung Cyang Industrial Co., Ltd.	593,154	749,406
*	Yi Jinn Industrial Co., Ltd.	1,966,000	371,000
	Yieh Phui Enterprise Co., Ltd.	7,726,143	3,421,313
	Yosun Industrial Corp.	1,309,973	1,124,604
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,442,057	3,987,302
	Yulon Motor Co., Ltd.	6,333,125	6,925,270
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	83,359
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	591,941
	Yung Tay Engineering Co., Ltd.	2,407,000	1,830,824
*	Zig Sheng Industrial Co., Ltd.	3,158,596	926,725

TOTAL — TAIWAN			886,064,073

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
	A.J. Plast PCL (Foreign)	400,000	31,944
	Aapico Hitech PCL, Ltd. (Foreign)	539,800	204,529
*	Adkinson Securities PCL (Foreign)	26,881,000	775,639
*	Advance Agro PCL (Foreign)	1,859,030	1,625,500
	Aromatics (Thailand) PCL (Foreign)	3,470,000	7,635,820
	Asia Plus Securities PCL (Foreign)	7,008,500	763,969
	Ayudhya Insurance PCL	228,500	129,201
	Bangkok Bank PCL	3,612,100	12,528,123
	Bangkok Bank PCL (Foreign)	5,539,200	19,212,031
	Bangkok Expressway PCL (Foreign)	5,353,500	3,791,607

39

	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	$273,750
	Bangkok Insurance PCL (Foreign)	87,880	701,811
*	Bangkok Land PCL (Foreign)	39,735,803	1,077,071
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	1,055,318
#	Bank of Ayudhya PCL (Foreign)	16,377,100	12,768,506
	Banpu PCL (Foreign)	895,800	7,832,702
	Big C Supercenter PCL (Foreign)	1,274,800	1,802,034
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	3,010,882
#	Capital Nomura Securities PCL (Foreign)	370,100	407,207
*	Capital Nomura Securities PCL (Foreign) NVDR	108,300	119,158
	Central Plaza Hotel PCL (Foreign)	5,422,500	861,341
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,086,147
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	160,572
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,047,868
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,417,357
	Erawan Group PCL (Foreign)	3,812,400	460,021
*	Finansa PCL (Foreign)	967,800	260,920
	GFPT PCL (Foreign)	498,600	172,933
	GMM Grammy PCL (Foreign)	338,100	85,239
*	Golden Land Property Development PCL (Foreign)	232,500	52,517
*	Golden Land Property Development PCL (Foreign) NVDR	570,000	128,753
	Hana Microelectronics PCL (Foreign)	935,000	648,586
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,250,437
	ICC International PCL (Foreign)	2,755,000	3,211,892
*	International Engineering PCL (Foreign)	19,689,100	631,245
*	Italian-Thai Development PCL	7,760,200	1,515,399
*	Italian-Thai Development PCL (Foreign)	4,900,000	956,864
	Jasmine International PCL (Foreign)	54,242,600	743,049
	Kang Yong Electric PCL (Foreign)	236,200	364,867
	Kasikornbank PCL (Foreign)	1,530,000	3,522,880
*	KCE Electronics PCL (Foreign)	2,614,950	272,851
	KGI Securities One PCL (Foreign)	14,256,100	1,213,285
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	99,574
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,588,510
*	Krung Thai Bank PCL	9,801,600	3,252,032
	Krung Thai Bank PCL (Foreign)	40,093,900	13,321,786
	Krungthai Card PCL (Foreign)	1,326,700	1,121,373
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	1,700,157
	Lalin Property PCL (Foreign)	4,561,600	478,629
	Loxley PCL (Foreign)	17,739,300	956,506
*	Magnecomp Precision Technology (Foreign)	15,950,000	1,180,793
	MBK Development PCL (Foreign)	903,400	1,514,005
*	Mida Assets PCL (Foreign)	7,688,400	309,239
	MK Real Estate Development PCL (Foreign)	5,772,100	417,220
*	M-Link Asia Corp. PCL (Foreign)	2,984,609	80,900
	Modernform Group PCL (Foreign)	46,000	54,969
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	739,805
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,177,714
*	Natural Park PCL (Foreign)	55,231,800	338,055
	Noble Development PCL (Foreign)	2,425,600	332,274

40

*	Pacific Assets PCL (Foreign)	1,034,500	$147,743
	Padaeng Industry PCL (Foreign)	1,600,800	1,714,643
	Patkol PCL (Foreign)	420,000	34,765
*	Picnic Gas & Engineering PCL (Foreign)	8,305,900	72,625
	Polyplex PCL (Foreign)	5,424,000	1,019,668
	Power Line Engineering PCL (Foreign)	4,061,300	680,632
	Pranda Jewelry PCL (Foreign)	610,000	158,234
*	Property Perfect PCL (Foreign)	3,707,900	376,085
	PTT Chemical PCL (Foreign)	4,915,610	15,759,752
	Quality Houses PCL (Foreign)	47,936,200	2,403,097
	Regional Container Lines PCL (Foreign)	6,950,000	5,823,739
	Rojana Industrial Park PCL (Foreign)	222,600	113,538
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,029,612
	Saha Pathanapibul PCL (Foreign)	1,367,000	743,065
	Saha-Union PCL (Foreign)	3,025,300	1,657,699
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	2,114,056
#	Sansiri PCL (Foreign)	10,262,900	1,106,754
	SC Asset Corp. PCL (Foreign)	1,345,200	339,143
	Seamico Securities PCL (Foreign)	5,788,600	671,484
*	Shinawatra Satellite PCL (Foreign)	11,230,400	3,469,608
	Siam Commercial Bank PCL (Foreign)	4,716,800	10,791,862
	Siam Industrial Credit PCL (Foreign)	4,478,950	493,455
#	Siam Makro PCL (Foreign)	331,200	868,785
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,491,111
*	Solartron PCL (Foreign)	2,614,800	207,294
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	495,385
	Srithai Superware PCL (Foreign)	110,000	25,168
	STP & I PCL (Foreign)	1,550,500	216,916
	Supalai PCL (Foreign)	10,329,366	1,113,922
	SVI PCL (Foreign)	5,122,400	219,467
	SVOA PCL (Foreign)	4,744,000	188,045
*	Syntec Construction PCL (Foreign)	14,210,000	422,448
	Tata Steel (Thailand) PCL (Foreign)	12,239,300	588,599
	Thai Plastic & Chemicals PCL (Foreign)	3,839,200	2,081,292
	Thai Rayon PCL (Foreign)	165,000	236,848
*	Thai Rung Union Car PCL (Foreign)	5,386,250	518,060
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	421,305
	Thai Wacoal PCL (Foreign)	93,300	91,097
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	161,490
	Thanachart Capital PCL (Foreign)	12,543,100	5,666,513
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,655,162
	Tipco Asphalt PCL (Foreign)	157,500	128,534
	Tipco Asphalt PCL (Foreign)	246,356	201,048
	Tisco Bank PCL (Foreign) NVDR	246,000	200,758
* #	TMB Bank PCL (Foreign)	70,353,200	3,936,991
	TPI Polene PCL (Foreign)	13,440,324	6,581,097
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	111,227
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	226,483
* #	United Communication Industry PCL (Foreign)	648,400	642,542
	Univentures PCL (Foreign)	3,481,400	336,877
	Vanachai Group PCL (Foreign)	9,076,500	1,243,356
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	117,401

41

	Vinythai PCL (Foreign)	5,213,817	$1,147,313
TOTAL COMMON STOCKS			218,739,159

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	16,270
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	141,851
*	Erawan Group PCL (Foreign) Warrants 12/17/07	953,100	27,779
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	18,863
TOTAL RIGHTS/WARRANTS			204,763

TOTAL — THAILAND			218,943,922

TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	350,943
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	46,202	259,248
*	Ak-Al Tekstil A.S.	125,230	124,901
	Akbank T.A.S.	4,025,298	25,717,507
*	Akenerji Elektrik Uretim A.S.	216,113	1,465,747
	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,852,615
	Aksigorta A.S.	1,550,206	10,457,938
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	73,651	114,327
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	502,331
	Alarko Holding A.S.	815,561	2,074,232
	Alkim Alkali Kimya A.S.	45,205	207,650
*	Alkim Kagitt A.S.	218,233	233,278
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	422,044
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	2,836,133
	Anadolu Cam Sanayii A.S.	624,194	2,334,970
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	372,499
*	Ayen Enerji A.S.	600,828	1,313,747
	Aygaz A.S.	1,199,987	4,309,279
	Bagfas Bandirma Gubre Fabrikalari A.S.	13,996	490,802
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	703,141
	Bati Anabolu Cimento A.S.	255,022	2,188,591
	Bati Soeke Cimento Sanayi A.S.	183,843	467,981
*	Beko Elektronik A.S.	283,333	371,923
	Bolu Cimento Sanayii A.S.	618,428	1,316,466
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	904,181
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	727,651
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	544,069
*	Celik Halat Ve Tel Sanayii A.S.	46,318	193,212
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	651,087
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	3,567,428
*	Dardanel Onentas Gida Sanayii A.S.	16,183	13,753
	Demisas Dokum Mamulleri Sanayi A.S.	53,976	79,536
*	Dentas Ambalaj ve Kagit Sanayi A.S.	101,460	116,175
*	Dogan Gazetecilik A.S.	96,299	301,565
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	14,608,381

42

	Dogus Otomotiv Servis ve Ticaret A.S.	426,889	$2,331,988
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	3,089,094
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	834,573
*	Edip Iplik Sanayi ve Ticaret A.S.	17,235	63,365
	Ege Endustri Ve Ticaret A.S.	15,596	155,332
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	70,213
	Enka Insaat ve Sanayi A.S.	32,525	356,085
	Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	36,497,061
*	Fortis Bank A.S.	1,569,818	3,427,719
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	246,588
*	Goldas Kuyumculuk Sanayi A.S.	630,228	976,637
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,269,618
*	Goodyear Lastikleri T.A.S.	50,050	606,138
*	GSD Holding A.S.	2,261,921	2,639,461
	Gubre Fabrikalari Ticaret A.S.	54,895	332,700
*	Gunes Sigorta A.S.	618,186	1,161,327
	Hektas Ticaret T.A.S.	380,059	357,741
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	96,512
*	Ihlas Holding A.S.	2,743,806	1,578,098
*	Izmir Demir Celik Sanayii A.S.	575,981	1,171,084
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	2,005,512
*	Karsu Tekstil Sanayii ve Ticaret A.S.	74,447	70,940
	Karton Sanayi ve Ticaret A.S.	5,771	364,033
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	222,026
*	Koc Holding A.S. Series B	3,802,822	17,398,677
	Konya Cimento Sanayii A.S.	3,926	175,107
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	607,784	1,970,158
*	Kutahya Porselen Sanayii A.S.	9,350	152,242
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	1,053,527
*	Marmari Marti Otel Isletmeleri A.S.	869,614	805,712
	Marshall Boya ve Vernik Sanayii A.S.	27,295	296,498
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	764,787
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	562,586
*	Net Turizm Ticaret ve Sanayi A.S.	516,768	518,241
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	841,387
	Otobus Karoseri Sanayi A.S.	57,850	896,834
*	Parsan Makina Parcalari Sanayii A.S.	247,602	450,134
	Pinar Entegre et ve Un Sanayii A.S.	248,306	792,383
	Pinar Sut Mamulleri Sanayii A.S.	183,609	1,023,425
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,561
*	Sabah Yayincilik A.S.	31,938	93,375
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	338,859
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	988,288
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	758,130
*	Tat Konserve Sanayii A.S.	176,814	399,252
*	Tekstil Bankasi A.S.	379,143	613,814
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	883,509
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	3,493,508
	Trakya Cam Sanayii A.S.	1,581,854	5,401,701
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	3,629,133

43

*	Turk Demir Dokum Fabrikalari A.S.	125,038	$892,448
	Turk Prysmian Kablo ve Sistemleri A.S.	107,611	307,947
	Turk Sise ve Cam Fabrikalari A.S.	2,199,966	9,230,946
	Turkiye Garanti Bankasi A.S.	4,310,290	27,714,412
	Turkiye Is Bankasi A.S.	3,125,538	15,273,497
	Ulker Gida Sanayi ve Ticaret A.S.	229,705	957,865
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	118,319
	USAS Ucak Servisi A.S.	134,650	306,216
*	Uzel Makina Sanayii A.S.	250,039	476,840
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	1,798,379
	Yapi Kredi Finansal Kiralama A.S.	45,196	126,364
*	Yapi ve Kredi Bankasi A.S.	3,551,131	10,215,821
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	124,441	188,554
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,624,182

TOTAL — TURKEY			255,655,795

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $22,245,000 FHLMC 6.003%(r), 01/01/37, valued at $21,364,202) to be repurchased at $21,057,136	$21,045	21,045,000

SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $223,810,812 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 01/01/20 to 06/01/37 & FNMA, rates ranging from 4.186% to 6.338%, maturities ranging from 07/01/34 to 02/01/37, valued at $186,432,944) to be repurchased at $182,804,813	182,777	182,777,396

@ Repurchase Agreement, Merrill Lynch 5.30%, 09/04/07 (Collateralized by $713,758,292 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 06/01/33 to 08/01/47 & FNMA, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/14 to 08/01/37, valued at $555,361,056) to be repurchased at $544,550,309	544,470	544,470,151
TOTAL SECURITIES LENDING COLLATERAL		727,247,547

TOTAL INVESTMENTS - (100.0%)
(Cost $5,015,475,120) ##		$8,095,866,376

44

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Close Price (“NOCP”). If there is no last reported sale of NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Czech Republic is completed each day at the close of Prague Stock Exchange (normally 7:00 a.m. PT), which is six hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Korea Stock

Exchange or the Prague Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At August 31, 2007, the total cost of securities for federal income tax purposes was $5,016,925,282 for Dimensional Emerging Markets Value Fund Inc.

14

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)          Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:	October 30, 2007

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date:	October 30, 2007